UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

(This Form N-CSR relates solely to the Registrant’s 56 portfolios listed in Appendix A)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	06/30/2018

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AQR Emerging Markets Equity Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Large-Cap Value Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Parametric Emerging Markets Equity Portfolio

AST QMA Large-Cap Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST WEDGE Capital Mid-Cap Value Portfolio

AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AQR Emerging Markets Equity Portfolio	A1
	AST Cohen & Steers Realty Portfolio	A20
	AST Goldman Sachs Large-Cap Value Portfolio	A23
	AST Goldman Sachs Mid-Cap Growth Portfolio	A28
	AST Goldman Sachs Small-Cap Value Portfolio	A34
	AST Hotchkis & Wiley Large-Cap Value Portfolio	A41
	AST International Growth Portfolio	A45
	AST International Value Portfolio	A51
	AST J.P. Morgan International Equity Portfolio	A58
	AST Jennison Large-Cap Growth Portfolio	A62
	AST Loomis Sayles Large-Cap Growth Portfolio	A66
	AST MFS Global Equity Portfolio	A70
	AST MFS Growth Portfolio	A74
	AST MFS Large-Cap Value Portfolio	A79
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A84
	AST Parametric Emerging Markets Equity Portfolio	A90
	AST QMA Large-Cap Portfolio	A110
	AST Small-Cap Growth Portfolio	A118
	AST Small-Cap Growth Opportunities Portfolio	A124
	AST Small-Cap Value Portfolio	A131
	AST T. Rowe Price Large-Cap Growth Portfolio	A141
	AST T. Rowe Price Large-Cap Value Portfolio	A145
	AST T. Rowe Price Natural Resources Portfolio	A150
	AST Templeton Global Bond Portfolio	A155
	AST WEDGE Capital Mid-Cap Value Portfolio	A163
	AST Wellington Management Hedged Equity Portfolio	A167
	Glossary	A178

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2018

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2018

AST AQR Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	5.9%
Tencent Holdings Ltd. (China)	4.9%
Alibaba Group Holding Ltd. (China), ADR	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	3.4%
China Mobile Ltd. (China)	2.6%

AST Cohen & Steers Realty
Five Largest Holdings	(% of Net Assets	)
Prologis, Inc.	6.6%
Extra Space Storage, Inc.	5.7%
Essex Property Trust, Inc.	5.5%
Equinix, Inc.	5.4%
UDR, Inc.	5.0%

AST Goldman Sachs Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Berkshire Hathaway, Inc. (Class B Stock)	3.4%
JPMorgan Chase & Co.	3.2%
Bank of America Corp.	3.0%
Chevron Corp.	2.9%
Verizon Communications, Inc.	2.6%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Dunkin’ Brands Group, Inc.	2.7%
Black Knight, Inc.	2.7%
Amphenol Corp. (Class A Stock)	2.6%
Global Payments, Inc.	2.5%
Illumina, Inc.	2.4%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Pebblebrook Hotel Trust	1.2%
Chesapeake Lodging Trust	1.1%
IDACORP, Inc.	1.0%
WPX Energy, Inc.	1.0%
Columbia Property Trust, Inc.	0.9%

AST Hotchkis & Wiley Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
American International Group, Inc.	5.0%
Wells Fargo & Co.	4.3%
Citigroup, Inc.	4.1%
Hewlett Packard Enterprise Co.	3.7%
Oracle Corp.	3.7%

AST International Growth
Five Largest Holdings	(% of Net Assets	)
Alibaba Group Holding Ltd. (China), ADR	4.0%
Tencent Holdings Ltd. (China)	3.0%
Keyence Corp. (Japan)	2.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.1%
Kering SA (France)	1.9%

AST International Value
Five Largest Holdings	(% of Net Assets	)
Novartis AG (Switzerland)	1.8%
KDDI Corp. (Japan)	1.4%
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	1.3%
Prudential PLC (United Kingdom)	1.2%
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1.2%

AST J.P. Morgan International Equity
Five Largest Holdings	(% of Net Assets	)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	3.3%
Unilever PLC (United Kingdom)	2.4%
AIA Group Ltd. (Hong Kong)	2.2%
SAP SE (Germany)	1.9%
ASML Holding NV (Netherlands)	1.9%

AST Jennison Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	5.9%
Microsoft Corp.	4.0%
Netflix, Inc.	3.9%
Apple, Inc.	3.9%
Facebook, Inc. (Class A Stock)	3.9%

AST Loomis Sayles Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	7.7%
Facebook, Inc. (Class A Stock)	7.0%
Alibaba Group Holding Ltd. (China), ADR	6.5%
Visa, Inc. (Class A Stock)	6.1%
Oracle Corp.	4.7%

AST MFS Global Equity
Five Largest Holdings	(% of Net Assets	)
Thermo Fisher Scientific, Inc.	3.0%
Visa, Inc. (Class A Stock)	2.9%
Bayer AG (Germany)	2.7%
Medtronic PLC	2.7%
Accenture PLC (Class A Stock)	2.6%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2018

AST MFS Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	6.3%
Microsoft Corp.	5.8%
Facebook, Inc. (Class A Stock)	4.8%
Visa, Inc. (Class A Stock)	4.3%
Adobe Systems, Inc.	4.1%

AST MFS Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.7%
Johnson & Johnson	3.5%
Wells Fargo & Co.	3.4%
Accenture PLC (Class A Stock)	3.1%
Philip Morris International, Inc.	2.6%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
KeyCorp.	1.8%
Western Digital Corp.	1.5%
AerCap Holdings NV (Ireland)	1.4%
AES Corp.	1.3%
Whirlpool	1.3%

AST Parametric Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
America Movil SAB de CV (Mexico) (Class L Stock), ADR	1.3%
Sberbank of Russia PJSC (Russia), ADR	0.8%
Naspers Ltd. (South Africa) (Class N Stock)	0.7%
Credicorp Ltd. (Peru)	0.7%
LUKOIL PJSC (Russia), ADR	0.6%

AST QMA Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.0%
Facebook, Inc. (Class A Stock)	2.7%
Microsoft Corp.	2.6%
Alphabet, Inc. (Class C Stock)	2.5%
JPMorgan Chase & Co.	2.5%

AST Small-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Chegg, Inc.	2.5%
Varonis Systems, Inc.	2.1%
Proofpoint, Inc.	1.6%
Teladoc, Inc.	1.6%
Planet Fitness, Inc. (Class A Stock)	1.4%

AST Small-Cap Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
Steven Madden Ltd.	1.3%
Loxo Oncology, Inc.	1.2%
RingCentral, Inc. (Class A Stock)	1.2%
Globus Medical, Inc. (Class A Stock)	1.1%
Amicus Therapeutics, Inc.	1.0%

AST Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
IBERIABANK Corp.	1.4%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1.2%
Portland General Electric Co.	1.0%
Korn/Ferry International	1.0%
MACOM Technology Solutions Holdings, Inc.	1.0%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	8.6%
Microsoft Corp.	5.8%
Booking Holdings, Inc.	4.9%
Facebook, Inc. (Class A Stock)	4.8%
Boeing Co. (The)	4.7%

AST T. Rowe Price Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.8%
Microsoft Corp.	3.4%
Wells Fargo & Co.	3.3%
TOTAL SA (France), ADR	2.7%
Exxon Mobil Corp.	2.5%

AST T. Rowe Price Natural Resources
Five Largest Holdings	(% of Net Assets	)
TOTAL SA (France)	4.6%
EOG Resources, Inc.	3.1%
Occidental Petroleum Corp.	3.0%
Exxon Mobil Corp.	2.6%
Air Products & Chemicals, Inc.	2.5%

AST Templeton Global Bond
Fund Composition	(% of Net Assets	)
Sovereign Bonds	48.2%
Foreign Bonds	3.6%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2018

AST WEDGE Capital Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Universal Health Services, Inc. (Class B Stock)	4.4%
TransDigm Group, Inc.	4.2%
EQT Corp.	4.1%
Ally Financial, Inc.	4.0%
Zimmer Biomet Holdings, Inc.	3.6%

AST Wellington Management Hedged Equity
Five Largest Holdings	(% of Net Assets	)
Canadian National Railway Co. (Canada)	1.4%
American Tower Corp.	1.3%
Union Pacific Corp.	1.2%
PNC Financial Services Group, Inc. (The)	1.2%
Public Storage	1.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST AQR Emerging Markets Equity Portfolio	Actual	$1,000.00	$923.60	1.31%	$6.25
	Hypothetical	$1,000.00	$1,018.30	1.31%	$6.56
AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$1,013.80	1.04%	$5.19
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Goldman Sachs Large-Cap Value Portfolio	Actual	$1,000.00	$979.10	0.81%	$3.97
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
AST Goldman Sachs Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,039.20	0.98%	$4.95
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$1,016.40	1.04%	$5.20
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Hotchkis & Wiley Large-Cap Value Portfolio	Actual	$1,000.00	$999.60	0.82%	$4.07
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
AST International Growth Portfolio	Actual	$1,000.00	$1,017.80	1.08%	$5.40
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
AST International Value Portfolio	Actual	$1,000.00	$954.00	1.10%	$5.33
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$951.00	1.01%	$4.89
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$1,108.20	0.99%	$5.17
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Loomis Sayles Large-Cap Growth Portfolio	Actual	$1,000.00	$1,033.90	0.91%	$4.59
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2018

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST MFS Global Equity Portfolio	Actual	$1,000.00	$978.60	1.11%	$5.45
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST MFS Growth Portfolio	Actual	$1,000.00	$1,121.50	0.98%	$5.15
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$961.70	0.93%	$4.52
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$997.40	0.99%	$4.90
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Parametric Emerging Markets Equity Portfolio	Actual	$1,000.00	$923.80	1.37%	$6.53
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85
AST QMA Large-Cap Portfolio	Actual	$1,000.00	$1,021.50	0.81%	$4.06
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
AST Small-Cap Growth Portfolio	Actual	$1,000.00	$1,109.20	0.99%	$5.18
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Small-Cap Growth Opportunities Portfolio	Actual	$1,000.00	$1,100.90	1.05%	$5.47
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Small-Cap Value Portfolio	Actual	$1,000.00	$1,031.10	1.05%	$5.29
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$1,119.20	0.90%	$4.73
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST T. Rowe Price Large-Cap Value Portfolio	Actual	$1,000.00	$988.80	0.86%	$4.24
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$1,012.10	1.01%	$5.04
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Templeton Global Bond Portfolio	Actual	$1,000.00	$983.60	0.93%	$4.57
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST WEDGE Capital Mid-Cap Value Portfolio	Actual	$1,000.00	$990.30	1.05%	$5.18
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$1,002.00	1.06%	$5.26
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 88.5%
COMMON STOCKS — 87.1%	Shares	Value
Brazil — 3.6%
Banco do Brasil SA	12,500	$91,756
Embraer SA, ADR	15,046	374,645
Sul America SA, UTS	106,199	508,013
Suzano Papel e Celulose SA	231,200	2,667,681
Vale SA, ADR(a)	263,415	3,376,980

		7,019,075

Chile — 1.3%
Banco de Chile	7,197,420	1,112,557
Banco de Credito e Inversiones SA	799	53,175
Banco Santander Chile, ADR	24,868	781,601
Empresas CMPC SA	114,396	416,689
Empresas COPEC SA	12,484	191,062
Latam Airlines Group SA, ADR(a)	8,598	85,034

		2,640,118

China — 29.9%
58.com, Inc., ADR*	2,792	193,597
AAC Technologies Holdings, Inc.	39,000	547,687
Agile Group Holdings Ltd.	36,000	61,252
Alibaba Group Holding Ltd., ADR*(a)	42,683	7,918,972
ANTA Sports Products Ltd.	476,000	2,510,094
Autohome, Inc., ADR	2,630	265,630
BAIC Motor Corp. Ltd. (Class H Stock), 144A	108,500	103,270
Baidu, Inc., ADR*	10,179	2,473,497
China Communications Services Corp. Ltd. (Class H Stock)	822,000	519,439
China Construction Bank Corp. (Class H Stock)	3,185,000	2,914,407
China Evergrande Group*	263,000	667,746
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	354,000	102,049
China Jinmao Holdings Group Ltd.	132,000	66,039
China Medical System Holdings Ltd.	139,000	276,867
China Mobile Ltd.	578,500	5,133,000
China National Building Material Co. Ltd. (Class H Stock)	1,392,000	1,370,086
China Overseas Land & Investment Ltd.	230,000	754,906
China Petroleum & Chemical Corp. (Class H Stock)	866,000	775,172
China Resources Cement Holdings Ltd.	170,000	171,086
China Resources Land Ltd.	166,000	557,603
China Shenhua Energy Co. Ltd. (Class H Stock)	252,000	596,042
China Traditional Chinese Medicine Holdings Co. Ltd.	216,000	186,392
China Vanke Co. Ltd. (Class H Stock)	324,200	1,130,642
CNOOC Ltd.	186,000	318,719
Country Garden Holdings Co. Ltd.	523,000	916,818
Country Garden Services Holdings Co. Ltd.*	60,114	77,081
CSPC Pharmaceutical Group Ltd.	1,192,000	3,579,340
Ctrip.com International Ltd., ADR*	16,487	785,276
Far East Horizon Ltd.	83,000	80,368
Geely Automobile Holdings Ltd.	377,000	969,980
Haitian International Holdings Ltd.	334,000	787,138
Huazhu Group Ltd., ADR	6,249	262,396

COMMON STOCKS (continued)	Shares	Value
China (continued)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,470,000	$1,096,385
JD.com, Inc., ADR*	30,081	1,171,655
Kingdee International Software Group Co. Ltd.	508,000	517,413
Kingsoft Corp. Ltd.	117,000	353,120
Longfor Properties Co. Ltd.	23,500	63,184
MMG Ltd.*	732,000	509,603
Momo, Inc., ADR*	5,244	228,114
NetEase, Inc., ADR	2,864	723,647
New Oriental Education & Technology Group, Inc., ADR	5,338	505,295
Nexteer Automotive Group Ltd.	266,000	391,259
PICC Property & Casualty Co. Ltd. (Class H Stock)	630,000	677,579
Shimao Property Holdings Ltd.	23,000	59,966
SINA Corp.*	2,518	213,249
Sinopec Engineering Group Co. Ltd. (Class H Stock)	106,000	110,547
Sinotruk Hong Kong Ltd.	670,500	1,099,180
Sunac China Holdings Ltd.	103,000	358,235
Sunny Optical Technology Group Co. Ltd.	92,000	1,706,357
TAL Education Group, ADR*	15,166	558,109
Tencent Holdings Ltd.	192,300	9,656,422
TravelSky Technology Ltd. (Class H Stock)	37,000	107,397
Uni-President China Holdings Ltd.	114,000	146,262
Vipshop Holdings Ltd., ADS*	13,092	142,048
Weibo Corp., ADR*(a)	2,385	211,693
Wuxi Biologics Cayman, Inc., 144A*	23,000	255,142
Yum China Holdings, Inc.	17,157	659,858
YY, Inc., ADR*	2,101	211,087

		58,805,397

Hong Kong — 3.0%
Haier Electronics Group Co. Ltd.	312,000	1,064,456
Kingboard Laminates Holdings Ltd.	754,500	927,700
Sino Biopharmaceutical Ltd.	2,492,000	3,805,800
SSY Group Ltd.	78,000	86,362

		5,884,318

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	36,901	355,084
OTP Bank Nyrt	14,521	524,283

		879,367

Indonesia — 2.3%
Adaro Energy Tbk PT	14,322,900	1,787,155
Bank Central Asia Tbk PT	50,100	74,821
Bank Negara Indonesia Persero Tbk PT	2,138,600	1,050,823
Bank Rakyat Indonesia Persero Tbk PT	2,977,800	588,982
Perusahaan Gas Negara Persero Tbk	414,600	57,543
United Tractors Tbk PT	412,400	908,069

		4,467,393

Malaysia — 2.5%
AirAsia Group Bhd	1,151,702	853,610
Hartalega Holdings Bhd	100,400	148,965
Malayan Banking Bhd	738,700	1,645,234
Malaysia Airports Holdings Bhd	105,200	229,176
My EG Services Bhd	4,219,800	1,006,618

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Malaysia (continued)
Public Bank Bhd	173,300	$1,002,526

		4,886,129

Mexico — 3.3%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	18,094	121,049
Fibra Uno Administracion SA de CV, REIT	178,600	260,343
Grupo Mexico SAB de CV (Class B Stock)	183,300	519,528
Mexichem SAB de CV	537,400	1,552,650
Wal-Mart de Mexico SAB de CV	1,555,300	4,105,126

		6,558,696

Peru — 0.6%
Credicorp Ltd.	3,835	863,335
Southern Copper Corp.(a)	6,044	283,282

		1,146,617

Philippines — 0.3%
Ayala Corp.	7,115	122,646
Ayala Land, Inc.	186,400	132,345
International Container Terminal Services, Inc.	81,830	118,549
Metro Pacific Investments Corp.	1,767,000	152,335
SM Prime Holdings, Inc.	222,500	149,881

		675,756

Poland — 1.6%
Alior Bank SA*	10,115	179,118
Jastrzebska Spolka Weglowa SA*	40,381	821,380
LPP SA	316	712,776
PGE Polska Grupa Energetyczna SA*	168,488	418,700
Polski Koncern Naftowy ORLEN SA	18,585	416,249
Polskie Gornictwo Naftowe i Gazownictwo SA	58,829	89,564
Powszechna Kasa Oszczednosci Bank Polski SA*	44,986	441,953

		3,079,740

Qatar — 0.5%
Industries Qatar QSC	3,297	96,989
Qatar National Bank QPSC	19,181	801,120

		898,109

Romania — 0.1%
NEPI Rockcastle PLC	16,618	147,886

Russia — 2.8%
Gazprom PJSC, ADR	192,010	844,441
LUKOIL PJSC, ADR	15,409	1,056,943
Novatek PJSC, GDR	3,280	484,153
Novolipetsk Steel PJSC, GDR	50,159	1,214,567
Rosneft Oil Co. PJSC, GDR	39,709	247,431
Severstal PJSC, GDR	98,852	1,450,155
Surgutneftegas OJSC, ADR	53,495	238,481

		5,536,171

South Africa — 5.3%
Anglo American Platinum Ltd.	9,134	238,227
Barclays Africa Group Ltd.	136,351	1,583,268
Bid Corp. Ltd.	12,407	248,438

COMMON STOCKS (continued)	Shares	Value
South Africa (continued)
Exxaro Resources Ltd.	55,054	$502,646
FirstRand Ltd.	60,386	280,517
Growthpoint Properties Ltd., REIT	422,250	820,080
Imperial Holdings Ltd.	26,217	373,958
Mr. Price Group Ltd.	53,374	875,947
Naspers Ltd. (Class N Stock)	11,126	2,805,352
Redefine Properties Ltd., REIT	195,025	149,052
Remgro Ltd.	20,354	302,432
RMB Holdings Ltd.	21,081	115,989
Standard Bank Group Ltd.	91,573	1,278,559
Woolworths Holdings Ltd.	217,343	876,337

		10,450,802

South Korea — 14.3%
AMOREPACIFIC Group	1,500	166,277
Daelim Industrial Co. Ltd.	7,252	498,181
Hana Financial Group, Inc.	45,888	1,762,134
HDC Holdings Co. Ltd.	2,357	60,477
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)*	3,293	159,258
Hyundai Mobis Co. Ltd.	2,455	466,943
Korea Investment Holdings Co. Ltd.	17,972	1,355,082
LG Electronics, Inc.	7,298	543,374
Lotte Shopping Co. Ltd.	7,013	1,322,335
Medy-Tox, Inc.	1,113	765,182
NCSoft Corp.	355	118,139
POSCO	6,445	1,901,661
Posco Daewoo Corp.	13,884	266,617
Samsung Electronics Co. Ltd.	277,395	11,619,961
Samsung SDS Co. Ltd.	9,137	1,640,599
SK Hynix, Inc.	65,456	5,024,353
SK Innovation Co. Ltd.	2,843	514,948

		28,185,521

Taiwan — 11.4%
Cathay Financial Holding Co. Ltd.	123,000	216,653
Chailease Holding Co. Ltd.	78,000	255,084
China Airlines Ltd.*	1,742,000	543,286
China Development Financial Holding Corp.	1,912,000	697,977
China Life Insurance Co. Ltd.	366,341	385,244
CTBC Financial Holding Co. Ltd.	2,372,236	1,704,493
E.Sun Financial Holding Co. Ltd.	1,512,893	1,053,379
Eva Airways Corp.	584,000	282,287
First Financial Holding Co. Ltd.	1,989,141	1,343,000
Formosa Chemicals & Fibre Corp.	344,000	1,368,883
Globalwafers Co. Ltd.	70,000	1,158,916
Hiwin Technologies Corp.	41,000	483,018
Hua Nan Financial Holdings Co. Ltd.	92,301	53,693
Macronix International*	754,000	1,069,246
Nanya Technology Corp.	723,000	1,962,560
Novatek Microelectronics Corp.	129,000	580,532
Powertech Technology, Inc.	23,000	66,667
Realtek Semiconductor Corp.	130,000	472,355
Shin Kong Financial Holding Co. Ltd.	2,111,000	811,998
TaiMed Biologics, Inc.*	10,000	102,099
Taishin Financial Holding Co. Ltd.	154,909	73,104
Taiwan Cooperative Financial Holding Co. Ltd.	669,690	391,833

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	181,241	$6,626,171
Uni-President Enterprises Corp.	247,000	626,102

		22,328,580

Thailand — 2.9%
Bangkok Bank PCL, NVDR	16,000	94,472
Home Product Center PCL, NVDR	869,400	352,069
Krung Thai Bank PCL, NVDR	542,900	273,475
PTT Global Chemical PCL, NVDR	1,169,100	2,573,491
PTT PCL, NVDR	674,900	975,742
Thai Oil PCL, NVDR	605,400	1,419,218

		5,688,467

Turkey — 0.9%
Turk Hava Yollari AO*	586,482	1,729,678

United Arab Emirates — 0.1%
Emaar Properties PJSC	60,863	81,671
Emirates Telecommunications Group Co. PJSC	43,092	189,598

		271,269

TOTAL COMMON STOCKS (cost $164,459,828)		171,279,089

PREFERRED STOCK — 1.4%
Brazil
Petroleo Brasileiro SA (PRFC) (cost $3,382,311)	611,700	2,709,898

TOTAL LONG-TERM INVESTMENTS (cost $167,842,139)		173,988,987

SHORT-TERM INVESTMENTS — 15.6%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(vv)(w)	19,911,568	$19,911,568
PGIM Institutional Money Market Fund (cost $10,739,521; includes $10,713,368 of cash collateral for securities on loan)(b)(w)	10,738,447	10,739,521

TOTAL SHORT-TERM INVESTMENTS (cost $30,651,089)		30,651,089

TOTAL INVESTMENTS — 104.1% (cost $198,493,228)		204,640,076
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.1)%		(7,985,725)

NET ASSETS — 100.0%		$196,654,351

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,315,755; cash collateral of $10,713,368 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(vv)	Includes an amount of $5,474,743 segregated as collateral for OTC derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
68	FTSE Bursa Malaysia KLCI Index	Jul. 2018	$1,427,924	$23,371
105	Hang Seng China Enterprises Index	Jul. 2018	7,273,153	(121,007)
94	MEX Bolsa Index	Sep. 2018	2,283,471	40,133

				(57,503)

Short Positions:
42	FTSE/JSE Top 40 Index	Sep. 2018	1,582,513	(16,703)
357	SET50 Index	Sep. 2018	2,253,852	21,233
96	SGX MSCI Singapore Index	Jul. 2018	2,578,789	(2,672)

				1,858

				$(55,645)

Cash and foreign currency of $375,760 and $932,062 have been segregated with Barclays Capital Group and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 09/19/18	Citigroup Global Markets	BRL	10,400	$2,771,858	$2,660,471	$—	$(111,387)
Expiring 09/19/18	Citigroup Global Markets	BRL	9,040	2,376,767	2,312,563	—	(64,204)
Expiring 09/19/18	Citigroup Global Markets	BRL	7,401	1,976,137	1,893,283	—	(82,854)
Expiring 09/19/18	Citigroup Global Markets	BRL	5,500	1,450,477	1,406,980	—	(43,497)
Expiring 09/19/18	Citigroup Global Markets	BRL	4,604	1,249,292	1,177,770	—	(71,522)
Expiring 09/19/18	Citigroup Global Markets	BRL	3,500	904,897	895,351	—	(9,546)
Expiring 09/19/18	Citigroup Global Markets	BRL	3,100	799,800	793,025	—	(6,775)
Expiring 09/19/18	Citigroup Global Markets	BRL	900	240,174	230,233	—	(9,941)
Expiring 09/19/18	Citigroup Global Markets	BRL	600	159,837	153,488	—	(6,349)
Expiring 09/19/18	Citigroup Global Markets	BRL	340	91,482	86,977	—	(4,505)
Expiring 09/19/18	Citigroup Global Markets	BRL	82	21,910	20,977	—	(933)
Chilean Peso,
Expiring 09/20/18	Citigroup Global Markets	CLP	620,000	981,141	948,830	—	(32,311)
Expiring 09/20/18	Citigroup Global Markets	CLP	620,000	984,054	948,829	—	(35,225)
Expiring 09/20/18	Citigroup Global Markets	CLP	590,000	938,349	902,919	—	(35,430)
Expiring 09/20/18	Citigroup Global Markets	CLP	543,036	849,865	831,046	—	(18,819)
Expiring 09/20/18	Citigroup Global Markets	CLP	540,000	856,332	826,400	—	(29,932)
Expiring 09/20/18	Citigroup Global Markets	CLP	320,000	505,691	489,719	—	(15,972)
Expiring 09/20/18	Citigroup Global Markets	CLP	270,191	426,782	413,493	—	(13,289)
Expiring 09/20/18	Citigroup Global Markets	CLP	180,470	287,167	276,185	—	(10,982)
Expiring 09/20/18	Citigroup Global Markets	CLP	180,470	288,326	276,186	—	(12,140)
Expiring 09/20/18	Citigroup Global Markets	CLP	140,000	219,643	214,251	—	(5,392)
Expiring 09/20/18	Citigroup Global Markets	CLP	90,000	142,147	137,733	—	(4,414)
Expiring 09/20/18	Citigroup Global Markets	CLP	11,441	18,276	17,509	—	(767)
Expiring 09/20/18	Citigroup Global Markets	CLP	10,000	15,903	15,303	—	(600)
Expiring 09/20/18	Citigroup Global Markets	CLP	172	275	263	—	(12)
Chinese Renminbi,
Expiring 09/19/18	Citigroup Global Markets	CNH	20,320	3,159,019	3,053,252	—	(105,767)
Expiring 09/19/18	Citigroup Global Markets	CNH	3,073	477,837	461,745	—	(16,092)
Expiring 09/19/18	Citigroup Global Markets	CNH	2,188	342,380	328,765	—	(13,615)
Expiring 09/19/18	Citigroup Global Markets	CNH	876	134,264	131,627	—	(2,637)
Expiring 09/19/18	Citigroup Global Markets	CNH	705	107,416	105,932	—	(1,484)
Colombian Peso,
Expiring 09/19/18	Citigroup Global Markets	COP	2,900,000	988,776	985,579	—	(3,197)
Expiring 09/19/18	Citigroup Global Markets	COP	2,700,000	923,795	917,608	—	(6,187)
Expiring 09/19/18	Citigroup Global Markets	COP	1,700,000	578,084	577,753	—	(331)
Expiring 09/19/18	Citigroup Global Markets	COP	500,000	174,277	169,927	—	(4,350)
Expiring 09/19/18	Citigroup Global Markets	COP	50,000	17,326	16,992	—	(334)
Expiring 09/19/18	Citigroup Global Markets	COP	50,000	17,398	16,993	—	(405)
Czech Koruna,
Expiring 09/19/18	Citigroup Global Markets	CZK	5,000	226,285	225,771	—	(514)
Expiring 09/19/18	Citigroup Global Markets	CZK	4,000	181,977	180,616	—	(1,361)
Euro,
Expiring 09/19/18	Citigroup Global Markets	EUR	96	112,139	113,113	974	—
Expiring 09/19/18	Citigroup Global Markets	EUR	96	112,935	113,112	177	—
Expiring 09/19/18	Citigroup Global Markets	EUR	96	113,449	113,112	—	(337)
Expiring 09/19/18	Citigroup Global Markets	EUR	96	113,471	113,112	—	(359)
Expiring 09/19/18	Citigroup Global Markets	EUR	96	113,558	113,112	—	(446)
Expiring 09/19/18	Citigroup Global Markets	EUR	96	113,682	113,112	—	(570)
Expiring 09/19/18	Citigroup Global Markets	EUR	96	113,838	113,112	—	(726)
Expiring 09/19/18	Citigroup Global Markets	EUR	96	114,119	113,113	—	(1,006)
Expiring 09/19/18	Citigroup Global Markets	EUR	20	23,264	23,504	240	—

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/19/18	Citigroup Global Markets	EUR	20	$23,624	$23,504	$—	$(120)
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,687	11,752	65	—
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,745	11,752	7	—
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,755	11,752	—	(3)
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,769	11,752	—	(17)
Hong Kong Dollar,
Expiring 09/19/18	Citigroup Global Markets	HKD	90,585	11,561,082	11,562,265	1,183	—
Expiring 09/19/18	Citigroup Global Markets	HKD	49,936	6,373,460	6,373,829	369	—
Expiring 09/19/18	Citigroup Global Markets	HKD	41,947	5,353,353	5,354,114	761	—
Expiring 09/19/18	Citigroup Global Markets	HKD	22,493	2,870,974	2,871,006	32	—
Expiring 09/19/18	Citigroup Global Markets	HKD	13,018	1,663,265	1,661,617	—	(1,648)
Expiring 09/19/18	Citigroup Global Markets	HKD	11,284	1,441,651	1,440,290	—	(1,361)
Expiring 09/19/18	Citigroup Global Markets	HKD	7,403	944,790	944,919	129	—
Expiring 09/19/18	Citigroup Global Markets	HKD	6,900	881,108	880,716	—	(392)
Expiring 09/19/18	Citigroup Global Markets	HKD	4,600	587,011	587,011	—	—
Expiring 09/19/18	Citigroup Global Markets	HKD	4,200	536,328	536,088	—	(240)
Expiring 09/19/18	Citigroup Global Markets	HKD	3,600	459,302	459,504	202	—
Expiring 09/19/18	Citigroup Global Markets	HKD	3,293	420,403	420,318	—	(85)
Expiring 09/19/18	Citigroup Global Markets	HKD	3,124	398,719	398,747	28	—
Expiring 09/19/18	Citigroup Global Markets	HKD	3,000	383,184	382,919	—	(265)
Expiring 09/19/18	Citigroup Global Markets	HKD	2,727	347,955	348,075	120	—
Expiring 09/19/18	Citigroup Global Markets	HKD	2,571	327,988	328,162	174	—
Expiring 09/19/18	Citigroup Global Markets	HKD	2,449	312,652	312,590	—	(62)
Expiring 09/19/18	Citigroup Global Markets	HKD	2,261	288,718	288,594	—	(124)
Expiring 09/19/18	Citigroup Global Markets	HKD	2,200	280,888	280,808	—	(80)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,112	247,015	—	(97)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,142	247,016	—	(126)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,156	247,015	—	(141)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,185	247,016	—	(169)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,192	247,015	—	(177)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,238	247,015	—	(223)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,254	247,015	—	(239)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,935	247,254	247,015	—	(239)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,200	153,129	153,167	38	—
Expiring 09/19/18	Citigroup Global Markets	HKD	1,100	140,446	140,404	—	(42)
Expiring 09/19/18	Citigroup Global Markets	HKD	400	51,115	51,056	—	(59)
Expiring 09/19/18	Citigroup Global Markets	HKD	15	1,914	1,915	1	—
Hungarian Forint,
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,095,220	1,074,848	—	(20,372)
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,110,268	1,074,848	—	(35,420)
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,111,854	1,074,849	—	(37,005)
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,113,537	1,074,849	—	(38,688)
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,115,390	1,074,849	—	(40,541)
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,115,513	1,074,848	—	(40,665)
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,118,782	1,074,848	—	(43,934)
Expiring 09/19/18	Citigroup Global Markets	HUF	301,623	1,132,263	1,074,848	—	(57,415)
Expiring 09/19/18	Citigroup Global Markets	HUF	26,029	96,247	92,755	—	(3,492)
Expiring 09/19/18	Citigroup Global Markets	HUF	12,304	44,352	43,846	—	(506)
Expiring 09/19/18	Citigroup Global Markets	HUF	11,797	42,766	42,039	—	(727)
Expiring 09/19/18	Citigroup Global Markets	HUF	83	308	296	—	(12)
Indian Rupee,
Expiring 09/19/18	Citigroup Global Markets	INR	510,365	7,358,599	7,375,709	17,110	—

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Indian Rupee (continued),
Expiring 09/19/18	Citigroup Global Markets	INR	510,365	$7,361,463	$7,375,709	$14,246	$—
Expiring 09/19/18	Citigroup Global Markets	INR	112,000	1,634,205	1,618,606	—	(15,599)
Expiring 09/19/18	Citigroup Global Markets	INR	110,000	1,600,497	1,589,702	—	(10,795)
Expiring 09/19/18	Citigroup Global Markets	INR	96,000	1,406,253	1,387,377	—	(18,876)
Expiring 09/19/18	Citigroup Global Markets	INR	86,000	1,256,503	1,242,859	—	(13,644)
Expiring 09/19/18	Citigroup Global Markets	INR	78,000	1,144,560	1,127,244	—	(17,316)
Expiring 09/19/18	Citigroup Global Markets	INR	77,000	1,113,727	1,112,792	—	(935)
Expiring 09/19/18	Citigroup Global Markets	INR	72,000	1,053,123	1,040,533	—	(12,590)
Expiring 09/19/18	Citigroup Global Markets	INR	69,000	1,009,254	997,177	—	(12,077)
Expiring 09/19/18	Citigroup Global Markets	INR	55,000	797,346	794,852	—	(2,494)
Expiring 09/19/18	Citigroup Global Markets	INR	53,000	781,045	765,948	—	(15,097)
Expiring 09/19/18	Citigroup Global Markets	INR	40,000	589,173	578,073	—	(11,100)
Expiring 09/19/18	Citigroup Global Markets	INR	39,000	573,166	563,622	—	(9,544)
Expiring 09/19/18	Citigroup Global Markets	INR	17,000	246,915	245,682	—	(1,233)
Expiring 09/19/18	Citigroup Global Markets	INR	2,000	28,999	28,903	—	(96)
Expiring 09/19/18	Citigroup Global Markets	INR	1,000	14,500	14,452	—	(48)
Indonesian Rupiah,
Expiring 09/19/18	Citigroup Global Markets	IDR	14,600,000	1,023,631	1,007,475	—	(16,156)
Expiring 09/19/18	Citigroup Global Markets	IDR	12,194,256	846,491	841,466	—	(5,025)
Expiring 09/19/18	Citigroup Global Markets	IDR	10,200,000	709,075	703,853	—	(5,222)
Expiring 09/19/18	Citigroup Global Markets	IDR	10,100,000	702,416	696,952	—	(5,464)
Expiring 09/19/18	Citigroup Global Markets	IDR	9,000,000	626,176	621,046	—	(5,130)
Expiring 09/19/18	Citigroup Global Markets	IDR	8,000,000	554,318	552,041	—	(2,277)
Expiring 09/19/18	Citigroup Global Markets	IDR	7,700,000	547,850	531,340	—	(16,510)
Expiring 09/19/18	Citigroup Global Markets	IDR	7,400,000	527,030	510,638	—	(16,392)
Expiring 09/19/18	Citigroup Global Markets	IDR	6,900,000	488,762	476,135	—	(12,627)
Expiring 09/19/18	Citigroup Global Markets	IDR	6,900,000	488,947	476,135	—	(12,812)
Expiring 09/19/18	Citigroup Global Markets	IDR	6,800,000	483,919	469,235	—	(14,684)
Expiring 09/19/18	Citigroup Global Markets	IDR	3,400,000	236,852	234,617	—	(2,235)
Expiring 09/19/18	Citigroup Global Markets	IDR	903,861	62,564	62,371	—	(193)
Israeli Shekel,
Expiring 09/20/18	Citigroup Global Markets	ILS	200	56,329	54,997	—	(1,332)
Mexican Peso,
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,092,962	2,168,357	75,395	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,099,858	2,168,357	68,499	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,106,765	2,168,356	61,591	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,111,531	2,168,356	56,825	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,144,471	2,168,356	23,885	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,146,872	2,168,356	21,484	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,155,097	2,168,356	13,259	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,155,165	2,168,356	13,191	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,165,116	2,168,356	3,240	—
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,174,960	2,168,356	—	(6,604)
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,176,123	2,168,356	—	(7,767)
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,177,532	2,168,356	—	(9,176)
Expiring 09/19/18	Citigroup Global Markets	MXN	43,632	2,182,543	2,168,356	—	(14,187)
Expiring 09/19/18	Citigroup Global Markets	MXN	21,000	1,054,883	1,054,883	—	—
Expiring 09/19/18	Citigroup Global Markets	MXN	13,539	643,943	672,841	28,898	—
Expiring 09/19/18	Citigroup Global Markets	MXN	7,683	377,464	381,819	4,355	—
Expiring 09/19/18	Citigroup Global Markets	MXN	1,438	69,115	71,464	2,349	—
Expiring 09/19/18	Citigroup Global Markets	MXN	1,000	49,132	49,697	565	—
Expiring 09/19/18	Citigroup Global Markets	MXN	97	4,821	4,821	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 09/19/18	Citigroup Global Markets	MXN	94	$4,711	$4,672	$—	$(39)
Expiring 09/19/18	Citigroup Global Markets	MXN	27	1,286	1,342	56	—
Expiring 09/19/18	Citigroup Global Markets	MXN	9	431	448	17	—
Expiring 09/19/18	Citigroup Global Markets	MXN	3	149	149	—	—
Expiring 09/19/18	Citigroup Global Markets	MXN	2	95	99	4	—
New Taiwanese Dollar,
Expiring 09/19/18	Citigroup Global Markets	TWD	145,975	4,816,006	4,816,804	798	—
Expiring 09/19/18	Citigroup Global Markets	TWD	77,952	2,634,413	2,572,217	—	(62,196)
Expiring 09/19/18	Citigroup Global Markets	TWD	28,094	945,691	927,031	—	(18,660)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	653,916	645,339	—	(8,577)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	657,146	645,339	—	(11,807)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	658,030	645,339	—	(12,691)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	658,274	645,339	—	(12,935)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	658,984	645,340	—	(13,644)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	659,050	645,339	—	(13,711)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	662,915	645,339	—	(17,576)
Expiring 09/19/18	Citigroup Global Markets	TWD	19,557	663,635	645,339	—	(18,296)
Expiring 09/19/18	Citigroup Global Markets	TWD	4,000	134,794	131,990	—	(2,804)
Expiring 09/19/18	Citigroup Global Markets	TWD	397	13,344	13,100	—	(244)
Expiring 09/19/18	Citigroup Global Markets	TWD	151	5,100	4,983	—	(117)
Expiring 09/19/18	Citigroup Global Markets	TWD	4	135	132	—	(3)
Peruvian Nuevo Sol,
Expiring 09/19/18	Citigroup Global Markets	PEN	116	35,309	35,221	—	(88)
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,376	30,363	—	(13)
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,419	30,363	—	(56)
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,620	30,363	—	(257)
Philippine Peso,
Expiring 09/19/18	Citigroup Global Markets	PHP	59,000	1,114,947	1,101,221	—	(13,726)
Expiring 09/19/18	Citigroup Global Markets	PHP	40,000	756,432	746,590	—	(9,842)
Expiring 09/19/18	Citigroup Global Markets	PHP	23,748	441,029	443,251	2,222	—
Expiring 09/19/18	Citigroup Global Markets	PHP	15,569	289,754	290,592	838	—
Expiring 09/19/18	Citigroup Global Markets	PHP	15,000	282,913	279,971	—	(2,942)
Expiring 09/19/18	Citigroup Global Markets	PHP	11,076	208,545	206,731	—	(1,814)
Expiring 09/19/18	Citigroup Global Markets	PHP	2,000	37,786	37,330	—	(456)
Polish Zloty,
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,108,234	1,100,449	—	(7,785)
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,109,061	1,100,449	—	(8,612)
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,117,144	1,100,449	—	(16,695)
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,117,375	1,100,449	—	(16,926)
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,123,895	1,100,448	—	(23,447)
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,125,066	1,100,449	—	(24,617)
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,126,513	1,100,449	—	(26,064)
Expiring 09/19/18	Citigroup Global Markets	PLN	4,116	1,140,148	1,100,449	—	(39,699)
Expiring 09/19/18	Citigroup Global Markets	PLN	1,858	501,108	496,707	—	(4,401)
Expiring 09/19/18	Citigroup Global Markets	PLN	1,600	429,744	427,735	—	(2,009)
Expiring 09/19/18	Citigroup Global Markets	PLN	1,400	374,153	374,268	115	—
Expiring 09/19/18	Citigroup Global Markets	PLN	824	224,594	220,283	—	(4,311)
Russian Ruble,
Expiring 09/19/18	Citigroup Global Markets	RUB	153,517	2,425,625	2,423,765	—	(1,860)
Expiring 09/19/18	Citigroup Global Markets	RUB	153,517	2,454,793	2,423,766	—	(31,027)
Expiring 09/19/18	Citigroup Global Markets	RUB	153,517	2,461,405	2,423,765	—	(37,640)
Expiring 09/19/18	Citigroup Global Markets	RUB	153,517	2,471,351	2,423,766	—	(47,585)

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 09/19/18	Citigroup Global Markets	RUB	103,000	$1,657,817	$1,626,187	$—	$(31,630)
Expiring 09/19/18	Citigroup Global Markets	RUB	102,000	1,620,457	1,610,399	—	(10,058)
Expiring 09/19/18	Citigroup Global Markets	RUB	79,960	1,259,201	1,262,426	3,225	—
Expiring 09/19/18	Citigroup Global Markets	RUB	55,180	878,454	871,194	—	(7,260)
Expiring 09/19/18	Citigroup Global Markets	RUB	49,000	774,342	773,623	—	(719)
Expiring 09/19/18	Citigroup Global Markets	RUB	13,656	215,981	215,604	—	(377)
Singapore Dollar,
Expiring 09/19/18	Citigroup Global Markets	SGD	5,678	4,227,334	4,174,485	—	(52,849)
Expiring 09/19/18	Citigroup Global Markets	SGD	5,678	4,235,534	4,174,485	—	(61,049)
Expiring 09/19/18	Citigroup Global Markets	SGD	5,678	4,243,053	4,174,485	—	(68,568)
Expiring 09/19/18	Citigroup Global Markets	SGD	5,678	4,248,569	4,174,485	—	(74,084)
Expiring 09/19/18	Citigroup Global Markets	SGD	1,090	817,931	801,443	—	(16,488)
South African Rand,
Expiring 09/19/18	Citigroup Global Markets	ZAR	30,324	2,207,395	2,186,740	—	(20,655)
Expiring 09/19/18	Citigroup Global Markets	ZAR	14,954	1,181,804	1,078,371	—	(103,433)
Expiring 09/19/18	Citigroup Global Markets	ZAR	12,643	938,939	911,719	—	(27,220)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	713,420	661,137	—	(52,283)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	717,608	661,137	—	(56,471)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	719,287	661,137	—	(58,150)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	719,591	661,137	—	(58,454)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	720,303	661,137	—	(59,166)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	722,386	661,137	—	(61,249)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	724,716	661,137	—	(63,579)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,168	725,341	661,137	—	(64,204)
Expiring 09/19/18	Citigroup Global Markets	ZAR	8,401	632,721	605,818	—	(26,903)
Expiring 09/19/18	Citigroup Global Markets	ZAR	6,800	532,575	490,365	—	(42,210)
South Korean Won,
Expiring 09/19/18	Citigroup Global Markets	KRW	7,333,125	6,582,131	6,598,750	16,619	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,525,330	3,262,811	3,172,286	—	(90,525)
Expiring 09/19/18	Citigroup Global Markets	KRW	1,600,000	1,486,235	1,439,768	—	(46,467)
Expiring 09/19/18	Citigroup Global Markets	KRW	1,410,000	1,312,516	1,268,796	—	(43,720)
Expiring 09/19/18	Citigroup Global Markets	KRW	990,000	923,856	890,857	—	(32,999)
Expiring 09/19/18	Citigroup Global Markets	KRW	770,000	716,415	692,888	—	(23,527)
Expiring 09/19/18	Citigroup Global Markets	KRW	709,383	654,838	638,342	—	(16,496)
Expiring 09/19/18	Citigroup Global Markets	KRW	130,000	121,906	116,981	—	(4,925)
Expiring 09/19/18	Citigroup Global Markets	KRW	67	62	60	—	(2)
Thai Baht,
Expiring 09/19/18	Citigroup Global Markets	THB	19,434	589,802	588,075	—	(1,727)
Expiring 09/19/18	Citigroup Global Markets	THB	7,000	214,409	211,821	—	(2,588)
Expiring 09/19/18	Citigroup Global Markets	THB	7,000	218,624	211,821	—	(6,803)
Expiring 09/19/18	Citigroup Global Markets	THB	6,979	218,190	211,185	—	(7,005)
Expiring 09/19/18	Citigroup Global Markets	THB	3,000	93,800	90,780	—	(3,020)
Expiring 09/19/18	Citigroup Global Markets	THB	2,000	60,372	60,372	—	—
Expiring 09/19/18	Citigroup Global Markets	THB	2,000	61,067	60,520	—	(547)
Expiring 09/19/18	Citigroup Global Markets	THB	2,000	62,493	60,520	—	(1,973)
Expiring 09/19/18	Citigroup Global Markets	THB	1,000	31,505	30,260	—	(1,245)
Turkish Lira,
Expiring 09/19/18	Citigroup Global Markets	TRY	11,985	2,404,419	2,517,905	113,486	—
Expiring 09/19/18	Citigroup Global Markets	TRY	11,985	2,424,861	2,517,905	93,044	—
Expiring 09/19/18	Citigroup Global Markets	TRY	11,985	2,484,668	2,517,905	33,237	—
Expiring 09/19/18	Citigroup Global Markets	TRY	11,985	2,492,937	2,517,905	24,968	—
Expiring 09/19/18	Citigroup Global Markets	TRY	6,100	1,281,563	1,281,564	1	—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 09/19/18	Citigroup Global Markets	TRY	3,700	$784,315	$777,341	$—	$(6,974)
Expiring 09/19/18	Citigroup Global Markets	TRY	3,482	716,758	731,542	14,784	—
Expiring 09/19/18	Citigroup Global Markets	TRY	1,500	320,522	315,139	—	(5,383)
Expiring 09/19/18	Citigroup Global Markets	TRY	1,423	292,229	298,962	6,733	—
Expiring 09/19/18	Citigroup Global Markets	TRY	1,300	273,235	273,120	—	(115)
Expiring 09/19/18	Citigroup Global Markets	TRY	500	105,367	105,047	—	(320)
Expiring 09/19/18	Citigroup Global Markets	TRY	400	84,786	84,786	—	—
Expiring 09/19/18	Citigroup Global Markets	TRY	391	77,975	82,146	4,171	—
Expiring 09/19/18	Citigroup Global Markets	TRY	200	40,935	42,018	1,083	—
Expiring 09/19/18	Citigroup Global Markets	TRY	200	41,580	42,018	438	—
Expiring 09/19/18	Citigroup Global Markets	TRY	100	20,399	21,009	610	—
Expiring 09/19/18	Citigroup Global Markets	TRY	100	20,705	21,009	304	—
Expiring 09/19/18	Citigroup Global Markets	TRY	100	21,434	21,009	—	(425)
Expiring 09/19/18	Citigroup Global Markets	TRY	25	5,324	5,252	—	(72)
Expiring 09/19/18	Citigroup Global Markets	TRY	4	810	841	31	—

				$242,489,017	$239,979,665	726,176	(3,235,528)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 09/19/18	Citigroup Global Markets	BRL	17,800	$4,666,599	$4,553,498	$113,101	$—
Expiring 09/19/18	Citigroup Global Markets	BRL	8,800	2,327,251	2,251,167	76,084	—
Expiring 09/19/18	Citigroup Global Markets	BRL	7,500	1,951,905	1,918,608	33,297	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,600	1,708,511	1,688,376	20,135	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,734,880	1,634,527	100,353	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,734,574	1,634,527	100,047	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,729,199	1,634,527	94,672	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,729,082	1,634,527	94,555	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,701,977	1,634,527	67,450	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,696,847	1,634,527	62,320	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,696,306	1,634,527	61,779	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,693,294	1,634,527	58,767	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,678,702	1,634,527	44,175	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,665,010	1,634,527	30,483	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,653,377	1,634,527	18,850	—
Expiring 09/19/18	Citigroup Global Markets	BRL	6,390	1,630,509	1,634,527	—	(4,018)
Expiring 09/19/18	Citigroup Global Markets	BRL	4,100	1,042,829	1,048,840	—	(6,011)
Expiring 09/19/18	Citigroup Global Markets	BRL	2,700	719,957	690,699	29,258	—
Expiring 09/19/18	Citigroup Global Markets	BRL	1,600	421,135	409,304	11,831	—
Expiring 09/19/18	Citigroup Global Markets	BRL	1,400	366,203	358,140	8,063	—
Expiring 09/19/18	Citigroup Global Markets	BRL	600	160,224	153,489	6,735	—
Expiring 09/19/18	Citigroup Global Markets	BRL	303	81,938	77,512	4,426	—
Expiring 09/19/18	Citigroup Global Markets	BRL	63	16,582	16,117	465	—
Expiring 09/19/18	Citigroup Global Markets	BRL	58	15,238	14,837	401	—
Chilean Peso,
Expiring 09/20/18	Citigroup Global Markets	CLP	830,000	1,284,292	1,270,207	14,085	—
Expiring 09/20/18	Citigroup Global Markets	CLP	300,000	464,826	459,111	5,715	—
Expiring 09/20/18	Citigroup Global Markets	CLP	230,000	353,356	353,356	—	—
Expiring 09/20/18	Citigroup Global Markets	CLP	200,000	318,724	306,074	12,650	—
Expiring 09/20/18	Citigroup Global Markets	CLP	19,136	30,248	29,285	963	—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Chilean Peso (continued),
Expiring 09/20/18	Citigroup Global Markets	CLP	6,698	$10,463	$10,250	$213	$—
Expiring 09/20/18	Citigroup Global Markets	CLP	2,613	4,095	3,999	96	—
Expiring 09/20/18	Citigroup Global Markets	CLP	74	117	114	3	—
Expiring 09/20/18	Citigroup Global Markets	CLP	20	32	31	1	—
Chinese Renminbi,
Expiring 09/19/18	Citigroup Global Markets	CNH	40,686	6,332,664	6,113,417	219,247	—
Expiring 09/19/18	Citigroup Global Markets	CNH	10,606	1,645,073	1,593,642	51,431	—
Expiring 09/19/18	Citigroup Global Markets	CNH	9,316	1,442,050	1,399,809	42,241	—
Expiring 09/19/18	Citigroup Global Markets	CNH	2,832	427,021	425,532	1,489	—
Expiring 09/19/18	Citigroup Global Markets	CNH	2,729	419,166	410,056	9,110	—
Expiring 09/19/18	Citigroup Global Markets	CNH	2,688	418,286	403,895	14,391	—
Expiring 09/19/18	Citigroup Global Markets	CNH	2,551	396,799	383,309	13,490	—
Expiring 09/19/18	Citigroup Global Markets	CNH	1,994	310,190	299,615	10,575	—
Expiring 09/19/18	Citigroup Global Markets	CNH	1,846	287,779	277,378	10,401	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,569	60,122	2,447	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,378	60,122	2,256	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,377	60,122	2,255	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,358	60,123	2,235	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,217	60,122	2,095	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,150	60,122	2,028	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,145	60,122	2,023	—
Expiring 09/19/18	Citigroup Global Markets	CNH	400	62,124	60,122	2,002	—
Colombian Peso,
Expiring 09/19/18	Citigroup Global Markets	COP	2,200,000	774,645	747,681	26,964	—
Expiring 09/19/18	Citigroup Global Markets	COP	1,400,000	487,803	475,797	12,006	—
Expiring 09/19/18	Citigroup Global Markets	COP	700,000	243,583	237,898	5,685	—
Expiring 09/19/18	Citigroup Global Markets	COP	600,000	210,864	203,913	6,951	—
Czech Koruna,
Expiring 09/19/18	Citigroup Global Markets	CZK	40,300	1,838,916	1,819,710	19,206	—
Euro,
Expiring 09/19/18	Citigroup Global Markets	EUR	120	140,049	141,024	—	(975)
Expiring 09/19/18	Citigroup Global Markets	EUR	40	46,879	47,008	—	(129)
Expiring 09/19/18	Citigroup Global Markets	EUR	30	35,588	35,255	333	—
Expiring 09/19/18	Citigroup Global Markets	EUR	30	35,076	35,256	—	(180)
Expiring 09/19/18	Citigroup Global Markets	EUR	20	23,664	23,503	161	—
Expiring 09/19/18	Citigroup Global Markets	EUR	20	23,388	23,504	—	(116)
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,875	11,752	123	—
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,820	11,752	68	—
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,798	11,752	46	—
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,759	11,752	7	—
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,717	11,717	—	—
Expiring 09/19/18	Citigroup Global Markets	EUR	10	11,644	11,752	—	(108)
Hong Kong Dollar,
Expiring 09/19/18	Citigroup Global Markets	HKD	115,800	14,775,496	14,780,707	—	(5,211)
Expiring 09/19/18	Citigroup Global Markets	HKD	50,000	6,381,383	6,381,998	—	(615)
Expiring 09/19/18	Citigroup Global Markets	HKD	15,898	2,029,276	2,029,220	56	—
Expiring 09/19/18	Citigroup Global Markets	HKD	6,798	868,254	867,696	558	—
Expiring 09/19/18	Citigroup Global Markets	HKD	5,306	677,784	677,258	526	—
Expiring 09/19/18	Citigroup Global Markets	HKD	4,000	511,010	510,560	450	—
Expiring 09/19/18	Citigroup Global Markets	HKD	3,667	468,366	468,056	310	—
Expiring 09/19/18	Citigroup Global Markets	HKD	3,200	408,740	408,448	292	—
Expiring 09/19/18	Citigroup Global Markets	HKD	3,200	408,501	408,448	53	—

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Hong Kong Dollar (continued),
Expiring 09/19/18	Citigroup Global Markets	HKD	2,900	$370,229	$370,156	$73	$—
Expiring 09/19/18	Citigroup Global Markets	HKD	2,900	370,034	370,155	—	(121)
Expiring 09/19/18	Citigroup Global Markets	HKD	2,694	343,995	343,862	133	—
Expiring 09/19/18	Citigroup Global Markets	HKD	2,500	319,063	319,100	—	(37)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,400	178,649	178,696	—	(47)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,400	178,607	178,696	—	(89)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,200	153,207	153,168	39	—
Expiring 09/19/18	Citigroup Global Markets	HKD	1,163	148,393	148,445	—	(52)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,110	141,620	141,680	—	(60)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,101	140,482	140,532	—	(50)
Expiring 09/19/18	Citigroup Global Markets	HKD	1,000	127,741	127,640	101	—
Expiring 09/19/18	Citigroup Global Markets	HKD	1,000	127,574	127,640	—	(66)
Expiring 09/19/18	Citigroup Global Markets	HKD	900	114,896	114,876	20	—
Expiring 09/19/18	Citigroup Global Markets	HKD	24	3,063	3,063	—	—
Hungarian Forint,
Expiring 09/19/18	Citigroup Global Markets	HUF	870,000	3,158,753	3,100,292	58,461	—
Expiring 09/19/18	Citigroup Global Markets	HUF	200,000	712,429	712,711	—	(282)
Expiring 09/19/18	Citigroup Global Markets	HUF	110,000	412,550	391,991	20,559	—
Expiring 09/19/18	Citigroup Global Markets	HUF	110,000	408,169	391,991	16,178	—
Expiring 09/19/18	Citigroup Global Markets	HUF	30,000	110,859	106,906	3,953	—
Expiring 09/19/18	Citigroup Global Markets	HUF	170	616	606	10	—
Expiring 09/19/18	Citigroup Global Markets	HUF	116	418	414	4	—
Indian Rupee,
Expiring 09/19/18	Citigroup Global Markets	INR	36,000	519,156	519,156	—	—
Indonesian Rupiah,
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,763,187	1,710,428	52,759	—
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,757,562	1,710,429	47,133	—
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,755,755	1,710,428	45,327	—
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,736,383	1,710,428	25,955	—
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,716,126	1,710,428	5,698	—
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,711,506	1,710,429	1,077	—
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,708,556	1,710,429	—	(1,873)
Expiring 09/19/18	Citigroup Global Markets	IDR	24,786,957	1,707,085	1,710,428	—	(3,343)
Expiring 09/19/18	Citigroup Global Markets	IDR	7,200,000	493,893	496,837	—	(2,944)
Israeli Shekel,
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	921,830	893,498	28,332	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	919,338	893,497	25,841	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	918,741	893,498	25,243	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	918,170	893,498	24,672	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	917,612	893,497	24,115	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	916,785	893,498	23,287	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	916,693	893,497	23,196	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	916,486	893,497	22,989	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	916,047	893,498	22,549	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	915,918	893,498	22,420	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	915,686	893,498	22,188	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	915,414	893,497	21,917	—
Expiring 09/20/18	Citigroup Global Markets	ILS	3,249	911,105	893,497	17,608	—
Mexican Peso,
Expiring 09/19/18	Citigroup Global Markets	MXN	63,000	2,995,966	3,130,883	—	(134,917)
Expiring 09/19/18	Citigroup Global Markets	MXN	36,000	1,723,942	1,789,076	—	(65,134)
Expiring 09/19/18	Citigroup Global Markets	MXN	26,000	1,282,514	1,292,110	—	(9,596)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 09/19/18	Citigroup Global Markets	MXN	21,000	$1,000,973	$1,043,627	$—	$(42,654)
Expiring 09/19/18	Citigroup Global Markets	MXN	13,000	618,416	646,055	—	(27,639)
Expiring 09/19/18	Citigroup Global Markets	MXN	12,300	606,894	611,267	—	(4,373)
Expiring 09/19/18	Citigroup Global Markets	MXN	10,000	478,615	496,965	—	(18,350)
Expiring 09/19/18	Citigroup Global Markets	MXN	6,000	286,668	298,179	—	(11,511)
Expiring 09/19/18	Citigroup Global Markets	MXN	5,000	241,564	248,482	—	(6,918)
Expiring 09/19/18	Citigroup Global Markets	MXN	3,000	144,528	149,089	—	(4,561)
Expiring 09/19/18	Citigroup Global Markets	MXN	1,996	99,330	99,195	135	—
New Taiwanese Dollar,
Expiring 09/19/18	Citigroup Global Markets	TWD	336,000	11,081,753	11,087,145	—	(5,392)
Expiring 09/19/18	Citigroup Global Markets	TWD	15,000	493,392	493,392	—	—
Expiring 09/19/18	Citigroup Global Markets	TWD	14,000	472,957	461,965	10,992	—
Expiring 09/19/18	Citigroup Global Markets	TWD	10,000	336,631	329,974	6,657	—
Expiring 09/19/18	Citigroup Global Markets	TWD	5,000	164,136	164,987	—	(851)
Expiring 09/19/18	Citigroup Global Markets	TWD	1,571	51,834	51,839	—	(5)
Expiring 09/19/18	Citigroup Global Markets	TWD	128	4,274	4,224	50	—
Peruvian Nuevo Sol,
Expiring 09/19/18	Citigroup Global Markets	PEN	600	182,855	182,177	678	—
Expiring 09/19/18	Citigroup Global Markets	PEN	200	61,006	60,726	280	—
Expiring 09/19/18	Citigroup Global Markets	PEN	200	60,897	60,725	172	—
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,508	30,363	145	—
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,464	30,363	101	—
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,404	30,363	41	—
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,371	30,363	8	—
Expiring 09/19/18	Citigroup Global Markets	PEN	100	30,319	30,363	—	(44)
Philippine Peso,
Expiring 09/19/18	Citigroup Global Markets	PHP	117,000	2,173,905	2,183,778	—	(9,873)
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	950,805	937,732	13,073	—
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	947,310	937,733	9,577	—
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	947,042	937,732	9,310	—
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	947,042	937,732	9,310	—
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	946,952	937,732	9,220	—
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	946,061	937,732	8,329	—
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	945,687	937,732	7,955	—
Expiring 09/19/18	Citigroup Global Markets	PHP	50,241	942,777	937,733	5,044	—
Expiring 09/19/18	Citigroup Global Markets	PHP	36,000	667,839	671,932	—	(4,093)
Expiring 09/19/18	Citigroup Global Markets	PHP	25,000	466,090	466,619	—	(529)
Expiring 09/19/18	Citigroup Global Markets	PHP	4,434	82,668	82,760	—	(92)
Expiring 09/19/18	Citigroup Global Markets	PHP	2,000	37,051	37,330	—	(279)
Polish Zloty,
Expiring 09/19/18	Citigroup Global Markets	PLN	57	15,552	15,238	314	—
Expiring 09/19/18	Citigroup Global Markets	PLN	15	4,158	4,010	148	—
Expiring 09/19/18	Citigroup Global Markets	PLN	8	2,170	2,139	31	—
Expiring 09/19/18	Citigroup Global Markets	PLN	6	1,631	1,604	27	—
Expiring 09/19/18	Citigroup Global Markets	PLN	2	552	535	17	—
Russian Ruble,
Expiring 09/19/18	Citigroup Global Markets	RUB	194,000	3,057,376	3,062,916	—	(5,540)
Expiring 09/19/18	Citigroup Global Markets	RUB	153,000	2,427,741	2,415,599	12,142	—
Expiring 09/19/18	Citigroup Global Markets	RUB	33,000	525,853	521,012	4,841	—
Expiring 09/19/18	Citigroup Global Markets	RUB	27,000	417,422	426,282	—	(8,860)
Expiring 09/19/18	Citigroup Global Markets	RUB	22,000	345,585	347,341	—	(1,756)
Expiring 09/19/18	Citigroup Global Markets	RUB	10,000	156,249	157,882	—	(1,633)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 09/19/18	Citigroup Global Markets	RUB	8,000	$125,494	$126,306	$—	$(812)
Expiring 09/19/18	Citigroup Global Markets	RUB	8,000	124,175	126,306	—	(2,131)
Expiring 09/19/18	Citigroup Global Markets	RUB	6,000	96,494	94,730	1,764	—
Expiring 09/19/18	Citigroup Global Markets	RUB	1,000	15,868	15,788	80	—
Expiring 09/19/18	Citigroup Global Markets	RUB	1,000	15,569	15,788	—	(219)
Expiring 09/19/18	Citigroup Global Markets	RUB	418	6,547	6,600	—	(53)
Expiring 09/19/18	Citigroup Global Markets	RUB	83	1,306	1,311	—	(5)
Expiring 09/19/18	Citigroup Global Markets	RUB	44	691	695	—	(4)
Singapore Dollar,
Expiring 09/19/18	Citigroup Global Markets	SGD	5,180	3,803,434	3,808,689	—	(5,255)
Expiring 09/19/18	Citigroup Global Markets	SGD	560	409,649	411,751	—	(2,102)
Expiring 09/19/18	Citigroup Global Markets	SGD	510	380,687	374,986	5,701	—
South African Rand,
Expiring 09/19/18	Citigroup Global Markets	ZAR	44,100	3,181,667	3,180,163	1,504	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	32,300	2,549,903	2,329,235	220,668	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	15,400	1,141,017	1,110,533	30,484	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	14,800	1,067,894	1,067,265	629	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	12,900	947,443	930,252	17,191	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	12,100	861,025	872,562	—	(11,537)
Expiring 09/19/18	Citigroup Global Markets	ZAR	10,800	792,513	778,815	13,698	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	10,100	790,118	728,336	61,782	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,200	662,607	663,436	—	(829)
Expiring 09/19/18	Citigroup Global Markets	ZAR	9,100	676,854	656,224	20,630	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	6,900	516,840	497,577	19,263	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	5,100	383,680	367,774	15,906	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	2,600	200,359	187,492	12,867	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	794	58,050	57,257	793	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	255	18,813	18,389	424	—
Expiring 09/19/18	Citigroup Global Markets	ZAR	163	12,847	11,754	1,093	—
South Korean Won,
Expiring 09/19/18	Citigroup Global Markets	KRW	5,980,000	5,363,690	5,381,134	—	(17,444)
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,571,364	3,425,180	146,184	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,568,229	3,425,181	143,048	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,554,102	3,425,180	128,922	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,552,610	3,425,181	127,429	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,551,317	3,425,180	126,137	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,543,026	3,425,180	117,846	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,541,536	3,425,180	116,356	—
Expiring 09/19/18	Citigroup Global Markets	KRW	3,806,369	3,535,779	3,425,180	110,599	—
Expiring 09/19/18	Citigroup Global Markets	KRW	810,000	727,019	727,019	—	—
Expiring 09/19/18	Citigroup Global Markets	KRW	599,367	559,265	539,343	19,922	—
Thai Baht,
Expiring 09/19/18	Citigroup Global Markets	THB	27,000	817,794	817,022	772	—
Expiring 09/19/18	Citigroup Global Markets	THB	13,551	424,130	410,055	14,075	—
Expiring 09/19/18	Citigroup Global Markets	THB	12,000	374,126	363,121	11,005	—
Expiring 09/19/18	Citigroup Global Markets	THB	11,761	368,341	355,888	12,453	—
Expiring 09/19/18	Citigroup Global Markets	THB	7,836	244,397	237,118	7,279	—
Expiring 09/19/18	Citigroup Global Markets	THB	5,000	156,602	151,300	5,302	—
Expiring 09/19/18	Citigroup Global Markets	THB	4,000	125,099	121,040	4,059	—
Expiring 09/19/18	Citigroup Global Markets	THB	4,000	124,454	121,040	3,414	—
Expiring 09/19/18	Citigroup Global Markets	THB	4,000	121,558	121,040	518	—
Expiring 09/19/18	Citigroup Global Markets	THB	2,000	62,424	60,520	1,904	—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Thai Baht (continued),
Expiring 09/19/18	Citigroup Global Markets	THB	2,000	$60,734	$60,520	$214	$—
Expiring 09/19/18	Citigroup Global Markets	THB	2,000	60,516	60,520	—	(4)
Expiring 09/19/18	Citigroup Global Markets	THB	1,000	31,471	30,260	1,211	—
Expiring 09/19/18	Citigroup Global Markets	THB	1,000	31,411	30,261	1,150	—
Expiring 09/19/18	Citigroup Global Markets	THB	1,000	31,314	30,260	1,054	—
Expiring 09/19/18	Citigroup Global Markets	THB	1,000	31,277	30,260	1,017	—
Expiring 09/19/18	Citigroup Global Markets	THB	1,000	31,222	30,260	962	—
Turkish Lira,
Expiring 09/19/18	Citigroup Global Markets	TRY	20,700	4,347,202	4,348,913	—	(1,711)
Expiring 09/19/18	Citigroup Global Markets	TRY	7,900	1,654,659	1,659,730	—	(5,071)
Expiring 09/19/18	Citigroup Global Markets	TRY	7,700	1,647,427	1,617,712	29,715	—
Expiring 09/19/18	Citigroup Global Markets	TRY	7,400	1,495,097	1,554,684	—	(59,587)
Expiring 09/19/18	Citigroup Global Markets	TRY	5,100	1,034,088	1,071,471	—	(37,383)
Expiring 09/19/18	Citigroup Global Markets	TRY	4,500	934,255	945,415	—	(11,160)
Expiring 09/19/18	Citigroup Global Markets	TRY	3,800	807,813	798,351	9,462	—
Expiring 09/19/18	Citigroup Global Markets	TRY	600	127,080	126,056	1,024	—
Expiring 09/19/18	Citigroup Global Markets	TRY	500	98,894	105,046	—	(6,152)
Expiring 09/19/18	Citigroup Global Markets	TRY	300	62,054	63,028	—	(974)
Expiring 09/19/18	Citigroup Global Markets	TRY	100	20,915	21,010	—	(95)
Expiring 09/19/18	Citigroup Global Markets	TRY	100	20,222	21,009	—	(787)
Expiring 09/19/18	Citigroup Global Markets	TRY	8	1,628	1,681	—	(53)
Expiring 09/19/18	Citigroup Global Markets	TRY	3	631	630	1	—

				$222,990,932	$219,752,798	3,792,429	(554,295)

						$4,518,605	$(3,789,823)

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Goldman Sachs & Co.	07/30/18		2,811	Pay or receive upon termination amounts based on market value fluctuation of MSCI Taiwan Stock Index Futures	$17,118	$—	$17,118
Goldman Sachs & Co.	07/27/18	ILS	(1,986)	Pay or receive upon termination amounts based on market value fluctuation of Tel Aviv 35 Index Futures	3,784	—	3,784
Goldman Sachs & Co.	09/21/18	PLN	(1,932)	Pay or receive upon termination amounts based on market value fluctuation of WIG20 Index Futures	26,175	—	26,175
Morgan Stanley	09/19/18	BRL	1,125	Pay or receive monthly amounts based on market value fluctuation of MSCI Brazil Net Return Index and pay monthly variable payments based on 1 Month BZDIOVRA - 0.002 bps	172	—	172

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Morgan Stanley	09/19/18	HKD	7,021	Pay or receive monthly amounts based on market value fluctuation of MSCI China HKD Net Total Return Index and pay monthly variable payments based on the 1 Month HIBOR + 0.0035 bps	$(80,682)	$—	$(80,682)
Morgan Stanley	09/19/18	PLN	(2,871)	Pay or receive monthly amounts based on market value fluctuation of MSCI Poland PLN Net Total Return Index and receive monthly variable payments based on 1 Month WIBOR	35,346	—	35,346
Morgan Stanley	09/19/18	ZAR	(87,615)	Pay or receive monthly amounts based on market value fluctuation of MSCI South Africa ZAR Net Total Return Index and receive monthly variable payments based on the 1 Month JIBAR - 0.001 bps	4,782	—	4,782
Morgan Stanley	09/19/18	TRY	(366)	Pay or receive monthly amounts based on market value fluctuation of MSCI Turkey TRY Net Return Index and receive monthly variable payments based on 1 Month TRLIBOR - 0.0078 bps	(513)	—	(513)
Morgan Stanley	08/15/18	BRL	4,618	Pay or receive upon termination amounts based on market value fluctuation of Bovespa Index Futures	35,587	—	35,587
Morgan Stanley	09/13/18	KRW	13,400,186	Pay or receive upon termination amounts based on market value fluctuation of KOSPI 200 Futures	(246,914)	—	(246,914)
Morgan Stanley	07/18/18	TWD	136,147	Pay or receive upon termination amounts based on market value fluctuation of TAIEX Futures	17,000	—	17,000
Morgan Stanley	07/30/18		2,813	Pay or receive upon termination amounts based on market value fluctuation of MSCI Taiwan Stock Index Futures	17,131	—	17,131

					$(171,014)	$—	$(171,014)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$157,095	$(328,109)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$7,019,075	$—	$—
Chile	2,640,118	—	—
China	16,601,204	42,204,193	—
Hong Kong	—	5,884,318	—
Hungary	—	879,367	—
Indonesia	—	4,467,393	—
Malaysia	—	4,886,129	—
Mexico	6,558,696	—	—
Peru	1,146,617	—	—
Philippines	—	675,756	—
Poland	—	3,079,740	—
Qatar	—	898,109	—
Romania	—	147,886	—
Russia	5,536,171	—	—
South Africa	—	10,450,802	—
South Korea	159,258	28,026,263	—
Taiwan	6,626,171	15,702,409	—
Thailand	—	5,688,467	—
Turkey	—	1,729,678	—
United Arab Emirates	—	271,269	—
Preferred Stocks
Brazil	2,709,898	—	—
Affiliated Mutual Funds	30,651,089	—	—
Other Financial Instruments*
Futures Contracts	(55,645)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	728,782	—
OTC Total Return Swap Agreements	—	(171,014)	—

Total	$79,592,652	$125,549,547	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	15.6%
Banks	12.0
Internet Software & Services	11.2
Semiconductors & Semiconductor Equipment	8.6
Oil, Gas & Consumable Fuels	7.3
Technology Hardware, Storage & Peripherals	5.9
Metals & Mining	5.3
Pharmaceuticals	4.0

Chemicals	2.8%
Real Estate Management & Development	2.6
Wireless Telecommunication Services	2.6
Food & Staples Retailing	2.2
Airlines	1.8
Textiles, Apparel & Luxury Goods	1.6
Electronic Equipment, Instruments & Components	1.6
Paper & Forest Products	1.6
Media	1.4
IT Services	1.4
Insurance	1.3
Machinery	1.2
Multiline Retail	1.1
Internet & Direct Marketing Retail	1.1
Household Durables	0.8
Construction Materials	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Capital Markets	0.8%
Diversified Financial Services	0.7
Equity Real Estate Investment Trusts (REITs)	0.6
Specialty Retail	0.6
Automobiles	0.6
Diversified Consumer Services	0.6
Software	0.5
Hotels, Restaurants & Leisure	0.5
Biotechnology	0.5
Auto Components	0.4
Food Products	0.4
Diversified Telecommunication Services	0.4
Construction & Engineering	0.3
Electric Utilities	0.2
Aerospace & Defense	0.2

Distributors	0.2%
Transportation Infrastructure	0.2
Trading Companies & Distributors	0.1
Life Sciences Tools & Services	0.1
Waste Disposable	0.1
Personal Products	0.1
Health Care Equipment & Supplies	0.1
Industrial Conglomerates	0.1
Gas Utilities	0.0 *

104.1
Liabilities in excess of other assets	(4.1)

100.0%

Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$84,737	*	Due from/to broker — variation margin futures	$140,382	*
Equity contracts	Unrealized appreciation on OTC swap agreements	157,095		Unrealized depreciation on OTC swap agreements	328,109
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,518,605		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,789,823

Total		$4,760,437			$4,258,314

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts	Swaps
Equity contracts	$17,154	$(705,256)	$—	$(2,205,115)
Foreign exchange contracts	—	—	(3,135,964)	—

Total	$17,154	$(705,256)	$(3,135,964)	$(2,205,115)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Equity contracts	$(26,445)	$—	$223,637
Foreign exchange contracts	—	(444,766)	—

Total	$(26,445)	$(444,766)	$223,637

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Total Return Swap Agreements(1)
$12,853,824	$6,938,264	$206,961,922	$181,296,427	$47,190,186

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$10,315,755	$(10,315,755)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Citigroup Global Markets	$4,518,605	$(3,789,823)	$728,782	$(500,000)	$228,782
Goldman Sachs & Co.	47,077	—	47,077	—	47,077
Morgan Stanley	110,018	(328,109)	(218,091)	218,091	—

	$4,675,700	$(4,117,932)	$557,768	$(281,909)	$275,859

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $10,315,755:
Unaffiliated investments (cost $167,842,139)	$173,988,987
Affiliated investments (cost $30,651,089)	30,651,089
Cash	110,000
Foreign currency, at value (cost $942,362)	931,019
Deposit with broker for futures	1,307,822
Unrealized appreciation on OTC forward foreign currency contracts	4,518,605
Dividends and interest receivable	886,430
Cash segregated for counterparty—OTC	430,000
Unrealized appreciation on OTC swap agreements	157,095
Due from broker-variation margin futures	139,249
Receivable for investments sold	111,282
Tax reclaim receivable	24,229
Receivable from affiliate	9,453
Receivable for portfolio shares sold	851
Prepaid expenses	250

Total Assets	213,266,361

LIABILITIES:
Payable to broker for collateral for securities on loan	10,713,368
Unrealized depreciation on OTC forward foreign currency contracts	3,789,823
Payable for investments purchased	908,856
Cash segregated from counterparty—OTC	500,000
Unrealized depreciation on OTC swap agreements	328,109
Accrued expenses and other liabilities	168,164
Management fees payable	119,662
Due to broker-variation margin futures	44,091
Payable for portfolio shares repurchased	31,938
Distribution fee payable	7,623
Affiliated transfer agent fee payable	365
Foreign withholding taxes payable	11

Total Liabilities	16,612,010

NET ASSETS	$196,654,351

Net assets were comprised of:
Partners Equity	$196,654,351

Net asset value and redemption price per share, $196,654,351 / 16,571,009 outstanding shares of beneficial interest	$11.87

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $425,617, of which $11,243 is reimbursable by an affiliate)	$2,879,800
Affiliated dividend income	269,193
Income from securities lending, net (including affiliated income of $27,564)	30,766
Interest income	448

3,180,207

EXPENSES
Management fees	1,287,897
Distribution fee	345,281
Custodian and accounting fees	114,561
Audit fee	14,828
Trustees’ fees	6,024
Legal fees and expenses	5,283
Shareholders’ reports	5,279
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	24,919

Total expenses	1,807,538

NET INVESTMENT INCOME (LOSS)	1,372,669

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,866)	18,008,080
Futures transactions	(705,256)
Swap agreements transactions	(2,205,115)
Forward currency contracts transactions	(3,135,964)
Foreign currency transactions	32,925

11,994,670

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $684)	(34,722,134)
Futures	(26,445)
Swap agreements	223,637
Forward currency contracts	(444,766)
Foreign currencies	328,073

(34,641,635)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(22,646,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,274,296)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,372,669	$2,470,394
Net realized gain (loss) on investment and foreign currency transactions	11,994,670	24,490,272
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(34,641,635)	34,874,078

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,274,296)	61,834,744

FUND SHARE TRANSACTIONS:
Fund share sold [1,481,991 and 1,848,481 shares, respectively]	19,425,725	21,114,987
Net asset value of shares issued in merger [0 and 7,350,419 shares, respectively]	—	79,752,175
Fund share repurchased [6,041,735 and 5,192,998 shares, respectively]	(72,468,625)	(54,348,482)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(53,042,900)	46,518,680

TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,317,196)	108,353,424
NET ASSETS:
Beginning of period	270,971,547	162,618,123

End of period	$196,654,351	$270,971,547

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value
Diversified REITs — 0.7%
Empire State Realty Trust, Inc. (Class A Stock)	256,927	$4,393,452

Health Care REITs — 7.3%
Healthcare Trust of America, Inc. (Class A Stock)	569,984	15,366,769
Omega Healthcare Investors, Inc.(a)	57,289	1,775,959
Physicians Realty Trust	229,263	3,654,452
Sabra Health Care REIT, Inc.(a)	515,533	11,202,532
Welltower, Inc.	220,174	13,802,708

		45,802,420

Hotel & Resort REITs — 6.5%
Host Hotels & Resorts, Inc.	717,891	15,125,963
Park Hotels & Resorts, Inc.	450,980	13,813,517
RLJ Lodging Trust	538,534	11,874,675

		40,814,155

Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.	79,384	6,284,037
Red Rock Resorts, Inc. (Class A Stock)	171,788	5,754,898

		12,038,935

Industrial REITs — 8.3%
Americold Realty Trust	256,138	5,640,159
Industrial Logistics Properties Trust(a)	215,471	4,815,777
Prologis, Inc.	625,751	41,105,583

		51,561,519

Office REITs — 13.9%
Boston Properties, Inc.	219,796	27,566,814
Cousins Properties, Inc.	1,144,219	11,087,482
Douglas Emmett, Inc.	348,925	14,019,807
Hudson Pacific Properties, Inc.	445,334	15,778,184
Kilroy Realty Corp.	242,483	18,341,414

		86,793,701

Real Estate Investment Trusts (REITs) — 3.1%
Brixmor Property Group, Inc.	290,869	5,069,847
Taubman Centers, Inc.	13,966	820,642
Ventas, Inc.	229,594	13,075,378

		18,965,867

Residential REITs — 19.8%
Apartment Investment & Management Co. (Class A Stock)	391,996	16,581,431
Camden Property Trust	101,652	9,263,547
Equity LifeStyle Properties, Inc.	61,285	5,632,092
Essex Property Trust, Inc.	144,135	34,458,354
Invitation Homes, Inc.	360,406	8,310,962
Sun Communities, Inc.	186,528	18,257,361
UDR, Inc.	826,331	31,020,466

		123,524,213

Retail REITs — 12.2%
Agree Realty Corp.(a)	94,550	4,989,404
DDR Corp.	651,976	11,670,370
GGP, Inc.	207,938	4,248,173
Simon Property Group, Inc.	161,728	27,524,488

COMMON STOCKS (continued)	Shares	Value
Retail REITs (continued)
Urban Edge Properties	579,851	$13,261,192
Weingarten Realty Investors	476,198	14,671,660

		76,365,287

Specialized REITs — 25.2%
Crown Castle International Corp.	215,127	23,194,993
CyrusOne, Inc.	265,056	15,468,668
Digital Realty Trust, Inc.(a)	274,305	30,606,952
Equinix, Inc.	78,292	33,656,948
Extra Space Storage, Inc.(a)	357,142	35,646,343
Lamar Advertising Co. (Class A Stock)(a)	59,999	4,098,532
Life Storage, Inc.	122,871	11,956,577
VICI Properties, Inc.	144,928	2,991,315

		157,620,328

TOTAL LONG-TERM INVESTMENTS (cost $563,694,479)		617,879,877

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,915,441	1,915,441
PGIM Institutional Money Market Fund (cost $49,162,759; includes $49,087,044 of cash collateral for securities on loan)(b)(w)	49,157,843	49,162,759

TOTAL SHORT-TERM INVESTMENTS (cost $51,078,200)		51,078,200

TOTAL INVESTMENTS — 107.1% (cost $614,772,679)		668,958,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(44,260,069)

NET ASSETS — 100.0%		$624,698,008

See the Glossary for abbreviations used in the semiannual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,189,326; cash collateral of $49,087,044 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$4,393,452	$—	$—
Health Care REITs	45,802,420	—	—
Hotel & Resort REITs	40,814,155	—	—
Hotels, Restaurants & Leisure	12,038,935	—	—
Industrial REITs	51,561,519	—	—
Office REITs	86,793,701	—	—
Real Estate Investment Trusts (REITs)	18,965,867	—	—
Residential REITs	123,524,213	—	—
Retail REITs	76,365,287	—	—
Specialized REITs	157,620,328	—	—
Affiliated Mutual Funds	51,078,200	—	—

Total	$668,958,077	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Specialized REITs	25.2%
Residential REITs	19.8
Office REITs	13.9
Retail REITs	12.2
Industrial REITs	8.3

Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.2%
Health Care REITs	7.3
Hotel & Resort REITs	6.5
Real Estate Investment Trusts (REITs)	3.1
Hotels, Restaurants & Leisure	1.9
Diversified REITs	0.7

107.1
Liabilities in excess of other assets	(7.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$48,189,326	$(48,189,326)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $48,189,326:
Unaffiliated investments (cost $563,694,479)	$617,879,877
Affiliated investments (cost $51,078,200)	51,078,200
Receivable for investments sold	5,612,710
Dividends receivable	2,272,454
Prepaid expenses	681

Total Assets	676,843,922

LIABILITIES:
Payable to broker for collateral for securities on loan	49,087,044
Payable for investments purchased	2,347,325
Payable for portfolio shares repurchased	401,387
Management fees payable	182,424
Accrued expenses and other liabilities	106,102
Distribution fee payable	21,267
Affiliated transfer agent fee payable	365

Total Liabilities	52,145,914

NET ASSETS	$624,698,008

Net assets were comprised of:
Partners Equity	$624,698,008

Net asset value and redemption price per share, $624,698,008 / 53,258,093 outstanding shares of beneficial interest	$11.73

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$8,907,111
Affiliated income from securities lending, net	62,566
Affiliated dividend income	42,125

9,011,802

EXPENSES
Management fees	2,465,702
Distribution fee	746,471
Custodian and accounting fees	37,648
Audit fee	11,554
Trustees’ fees	7,901
Legal fees and expenses	5,577
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,773
Miscellaneous	12,666

Total expenses	3,292,758
Less: Fee waivers and/or expense reimbursement	(179,153)

Net expenses	3,113,605

NET INVESTMENT INCOME (LOSS)	5,898,197

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $577)	(4,289,005)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $4,803)	4,202,404

NET GAIN (LOSS) ON INVESTMENTS	(86,601)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,811,596

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,898,197	$10,638,168
Net realized gain (loss) on investment transactions	(4,289,005)	18,792,121
Net change in unrealized appreciation (depreciation) on investments	4,202,404	10,048,001

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,811,596	39,478,290

FUND SHARE TRANSACTIONS:
Fund share sold [2,098,632 and 2,118,894 shares, respectively]	22,786,036	23,511,659
Fund share repurchased [5,535,867 and 7,490,765 shares, respectively]	(59,704,251)	(82,815,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(36,918,215)	(59,304,310)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,106,619)	(19,826,020)
NET ASSETS:
Beginning of period	655,804,627	675,630,647

End of period	$624,698,008	$655,804,627

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.7%
Raytheon Co.	86,367	$16,684,377
United Technologies Corp.	228,507	28,570,230

		45,254,607

Air Freight & Logistics — 0.9%
FedEx Corp.	67,922	15,422,369

Auto Components — 0.9%
Delphi Technologies PLC	333,052	15,140,544

Banks — 11.8%
Bank of America Corp.	1,781,445	50,218,935
Bank of the Ozarks	348,167	15,681,442
Citizens Financial Group, Inc.	272,337	10,593,909
First Horizon National Corp.	878,172	15,666,588
First Republic Bank(a)	185,502	17,954,739
JPMorgan Chase & Co.	506,303	52,756,773
M&T Bank Corp.	49,108	8,355,726
Signature Bank*	63,431	8,111,556
SunTrust Banks, Inc.	240,151	15,854,769

		195,194,437

Biotechnology — 4.0%
Alexion Pharmaceuticals, Inc.*	144,456	17,934,212
BioMarin Pharmaceutical, Inc.*	158,886	14,967,061
Shire PLC, ADR(a)	106,560	17,987,327
Vertex Pharmaceuticals, Inc.*	92,342	15,694,446

		66,583,046

Capital Markets — 3.5%
Affiliated Managers Group, Inc.	82,611	12,281,777
Lazard Ltd. (Class A Stock)	233,740	11,432,223
Morgan Stanley	329,264	15,607,114
Northern Trust Corp.	173,951	17,897,818

		57,218,932

Chemicals — 3.0%
Celanese Corp. (Class A Stock)	112,892	12,537,786
DowDuPont, Inc.	562,711	37,093,909

		49,631,695

Communications Equipment — 2.3%
Cisco Systems, Inc.	898,392	38,657,808

Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc. (Class B Stock)*	303,524	56,652,755

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	516,661	16,589,985
Verizon Communications, Inc.	861,098	43,321,840

		59,911,825

Electric Utilities — 3.2%
Evergy, Inc.	162,517	9,125,330
NextEra Energy, Inc.	133,395	22,280,967
Xcel Energy, Inc.	448,810	20,501,641

		51,907,938

Energy Equipment & Services — 0.8%
Halliburton Co.	281,617	12,689,662

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc.(a)	77,810	$9,817,288
AvalonBay Communities, Inc.	118,855	20,429,986
Equity Residential	284,361	18,110,952
Federal Realty Investment Trust	66,161	8,372,675

		56,730,901

Food & Staples Retailing — 2.8%
Kroger Co. (The)	439,277	12,497,431
Walmart, Inc.	398,261	34,111,055

		46,608,486

Food Products — 0.8%
Kraft Heinz Co. (The)	209,660	13,170,841

Health Care Equipment & Supplies — 4.9%
Boston Scientific Corp.*	563,893	18,439,301
Cooper Cos., Inc. (The)	53,770	12,660,147
Medtronic PLC	350,810	30,032,844
Zimmer Biomet Holdings, Inc.	176,048	19,618,789

		80,751,081

Health Care Providers & Services — 1.3%
Aetna, Inc.	116,106	21,305,451

Hotels, Restaurants & Leisure — 1.9%
Dunkin’ Brands Group, Inc.(a)	180,860	12,492,000
Royal Caribbean Cruises Ltd.	175,883	18,221,479

		30,713,479

Insurance — 3.1%
American Financial Group, Inc.	102,191	10,968,160
Arthur J Gallagher & Co.	150,266	9,809,364
Chubb Ltd.	122,983	15,621,301
MetLife, Inc.(a)	354,900	15,473,639

		51,872,464

Internet & Direct Marketing Retail — 1.0%
Expedia Group, Inc.(a)	135,384	16,271,803

Internet Software & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	12,275	13,860,807
Facebook, Inc. (Class A Stock)*	69,995	13,601,428

		27,462,235

IT Services — 1.9%
Global Payments, Inc.	115,293	12,854,017
Visa, Inc. (Class A Stock)	132,742	17,581,678

		30,435,695

Leisure Products — 0.9%
Brunswick Corp.	234,468	15,118,497

Machinery — 3.0%
ITT, Inc.	326,046	17,042,424
Stanley Black & Decker, Inc.	120,107	15,951,411
Wabtec Corp.(a)	170,516	16,809,467

		49,803,302

Media — 2.4%
Charter Communications, Inc. (Class A Stock)*(a)	35,638	10,449,418
Live Nation Entertainment, Inc.*	213,024	10,346,576

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc. (Class A Stock)	378,301	$18,797,777

		39,593,771

Metals & Mining — 1.0%
Nucor Corp.	254,223	15,888,938

Multiline Retail — 0.6%
Dollar Tree, Inc.*	122,714	10,430,689

Multi-Utilities — 3.1%
Ameren Corp.	332,642	20,241,266
CMS Energy Corp.	371,131	17,547,074
Sempra Energy	118,076	13,709,804

		51,498,144

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	373,739	47,251,822
Devon Energy Corp.	307,224	13,505,567
Encana Corp. (Canada)	1,302,559	16,998,395
EOG Resources, Inc.	143,612	17,869,641
Exxon Mobil Corp.	338,624	28,014,364
Marathon Petroleum Corp.	278,857	19,564,607
Pioneer Natural Resources Co.	97,610	18,471,716
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	239,872	17,426,701

		179,102,813

Pharmaceuticals — 3.8%
Eli Lilly & Co.	241,543	20,610,864
Johnson & Johnson	154,933	18,799,570
Merck & Co., Inc.	206,068	12,508,328
Pfizer, Inc.	302,464	10,973,394

		62,892,156

Road & Rail — 1.1%
Union Pacific Corp.	129,369	18,329,000

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*(a)	539,030	8,080,060
Broadcom, Inc.	70,064	17,000,329
Marvell Technology Group Ltd.(a)	841,996	18,052,394

		43,132,783

Software — 3.1%
Citrix Systems, Inc.*	161,646	16,946,967
Intuit, Inc.	63,846	13,044,057
Microsoft Corp.	217,185	21,416,613

		51,407,637

Specialty Retail — 1.6%
Home Depot, Inc. (The)	66,646	13,002,635
Ross Stores, Inc.	154,109	13,060,738

		26,063,373

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	73,429	13,592,442

Tobacco — 1.0%
Altria Group, Inc.	295,976	16,808,477

TOTAL LONG-TERM INVESTMENTS (cost $1,587,694,891)		1,633,250,076

SHORT-TERM INVESTMENTS — 9.0%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	24,968,142	$24,968,142
PGIM Institutional Money Market Fund (cost $123,917,217; includes $123,727,253 of cash collateral for securities on loan)(b)(w)	123,906,373	123,918,763

TOTAL SHORT-TERM INVESTMENTS (cost $148,885,359)		148,886,905

TOTAL INVESTMENTS — 107.7% (cost $1,736,580,250)		1,782,136,981
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(126,722,995)

NET ASSETS — 100.0%		$1,655,413,986

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,492,993; cash collateral of $123,727,253 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$45,254,607	$—	$—
Air Freight & Logistics	15,422,369	—	—
Auto Components	15,140,544	—	—
Banks	195,194,437	—	—
Biotechnology	66,583,046	—	—
Capital Markets	57,218,932	—	—
Chemicals	49,631,695	—	—
Communications Equipment	38,657,808	—	—
Diversified Financial Services	56,652,755	—	—
Diversified Telecommunication Services	59,911,825	—	—
Electric Utilities	51,907,938	—	—
Energy Equipment & Services	12,689,662	—	—
Equity Real Estate Investment Trusts (REITs)	56,730,901	—	—
Food & Staples Retailing	46,608,486	—	—
Food Products	13,170,841	—	—
Health Care Equipment & Supplies	80,751,081	—	—
Health Care Providers & Services	21,305,451	—	—
Hotels, Restaurants & Leisure	30,713,479	—	—
Insurance	51,872,464	—	—
Internet & Direct Marketing Retail	16,271,803	—	—
Internet Software & Services	27,462,235	—	—
IT Services	30,435,695	—	—
Leisure Products	15,118,497	—	—
Machinery	49,803,302	—	—
Media	39,593,771	—	—
Metals & Mining	15,888,938	—	—
Multiline Retail	10,430,689	—	—
Multi-Utilities	51,498,144	—	—
Oil, Gas & Consumable Fuels	179,102,813	—	—
Pharmaceuticals	62,892,156	—	—
Road & Rail	18,329,000	—	—
Semiconductors & Semiconductor Equipment	43,132,783	—	—
Software	51,407,637	—	—
Specialty Retail	26,063,373	—	—
Technology Hardware, Storage & Peripherals	13,592,442	—	—
Tobacco	16,808,477	—	—
Affiliated Mutual Funds	148,886,905	—	—

Total	$1,782,136,981	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	11.8%
Oil, Gas & Consumable Fuels	10.8
Affiliated Mutual Funds (7.5% represents investments purchased with collateral from securities on loan)	9.0
Health Care Equipment & Supplies	4.9
Biotechnology	4.0
Pharmaceuticals	3.8
Diversified Telecommunication Services	3.6
Capital Markets	3.5
Equity Real Estate Investment Trusts (REITs)	3.4
Diversified Financial Services	3.4
Electric Utilities	3.2
Insurance	3.1
Multi-Utilities	3.1
Software	3.1
Machinery	3.0
Chemicals	3.0
Food & Staples Retailing	2.8
Aerospace & Defense	2.7

Semiconductors & Semiconductor Equipment	2.6%
Media	2.4
Communications Equipment	2.3
Hotels, Restaurants & Leisure	1.9
IT Services	1.9
Internet Software & Services	1.7
Specialty Retail	1.6
Health Care Providers & Services	1.3
Road & Rail	1.1
Tobacco	1.0
Internet & Direct Marketing Retail	1.0
Metals & Mining	1.0
Air Freight & Logistics	0.9
Auto Components	0.9
Leisure Products	0.9
Technology Hardware, Storage & Peripherals	0.8
Food Products	0.8
Energy Equipment & Services	0.8
Multiline Retail	0.6

107.7
Liabilities in excess of other assets	(7.7)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$120,492,993	$(120,492,993)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $120,492,993:
Unaffiliated investments (cost $1,587,694,891)	$1,633,250,076
Affiliated investments (cost $148,885,359)	148,886,905
Cash	14,654
Receivable for investments sold	49,713,249
Dividends and interest receivable	1,632,680
Tax reclaim receivable	540,617
Receivable for portfolio shares sold	27,074
Prepaid expenses	3,955

Total Assets	1,834,069,210

LIABILITIES:
Payable to broker for collateral for securities on loan	123,727,253
Payable for investments purchased	53,761,093
Management fees payable	340,581
Payable to affiliate	303,163
Payable for portfolio shares repurchased	256,182
Accrued expenses and other liabilities	209,973
Distribution fee payable	56,614
Affiliated transfer agent fee payable	365

Total Liabilities	178,655,224

NET ASSETS	$1,655,413,986

Net assets were comprised of:
Partners Equity	$1,655,413,986

Net asset value and redemption price per share, $1,655,413,986 / 54,394,170 outstanding shares of beneficial interest	$30.43

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $28,318 foreign withholding tax)	$17,200,613
Affiliated dividend income	203,233
Income from securities lending, net (including affiliated income of $119,907)	119,907
Interest income	28

17,523,781

EXPENSES
Management fees	5,155,980
Distribution fee	2,298,243
Custodian and accounting fees	73,657
Trustees’ fees	15,023
Audit fee	13,049
Legal fees and expenses	7,889
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,435
Miscellaneous	20,361

Total expenses	7,591,103
Less: Fee waivers and/or expense reimbursement	(140,312)

Net expenses	7,450,791

NET INVESTMENT INCOME (LOSS)	10,072,990

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $11,768)	116,968,118

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,313)	(165,769,727)
Foreign currencies	(865)

(165,770,592)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(48,802,474)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(38,729,484)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,072,990	$29,068,862
Net realized gain (loss) on investment and foreign currency transactions	116,968,118	178,868,273
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(165,770,592)	(20,114,655)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(38,729,484)	187,822,480

FUND SHARE TRANSACTIONS:
Fund share sold [1,063,790 and 8,088,085 shares, respectively]	32,451,082	241,447,351
Net asset value of shares issued in merger [0 and 9,871,267 shares, respectively]	—	290,610,158
Fund share repurchased [18,124,347 and 9,429,707 shares, respectively]	(559,549,921)	(280,547,358)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(527,098,839)	251,510,151

CAPITAL CONTRIBUTIONS	106,012	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(565,722,311)	439,332,631
NET ASSETS:
Beginning of period	2,221,136,297	1,781,803,666

End of period	$1,655,413,986	$2,221,136,297

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.1%
Harris Corp.	88,507	$12,792,802
HEICO Corp.(a)	121,150	8,835,470
HEICO Corp. (Class A Stock)	62,093	3,784,538
L3 Technologies, Inc.	92,679	17,824,025

		43,236,835

Auto Components — 0.8%
Aptiv PLC	123,166	11,285,701

Banks — 3.2%
Eagle Bancorp, Inc.*	189,989	11,646,326
First Republic Bank	345,195	33,411,424

		45,057,750

Beverages — 2.3%
Brown-Forman Corp. (Class B Stock)(a)	256,339	12,563,174
Monster Beverage Corp.*	345,539	19,799,385

		32,362,559

Biotechnology — 3.7%
Agios Pharmaceuticals, Inc.*(a)	62,003	5,222,513
Alkermes PLC*(a)	324,518	13,357,161
Bluebird Bio, Inc.*(a)	16,143	2,533,644
Exelixis, Inc.*	427,235	9,194,097
Incyte Corp.*	53,065	3,555,355
Neurocrine Biosciences, Inc.*(a)	75,133	7,381,066
Seattle Genetics, Inc.*(a)	159,773	10,607,329

		51,851,165

Capital Markets — 5.8%
Affiliated Managers Group, Inc.	52,381	7,787,483
Lazard Ltd. (Class A Stock)	531,498	25,995,567
MSCI, Inc.	132,491	21,917,986
Northern Trust Corp.	250,464	25,770,241

		81,471,277

Chemicals — 1.1%
Ashland Global Holdings, Inc.	189,923	14,848,180

Containers & Packaging — 1.3%
Avery Dennison Corp.	184,850	18,873,185

Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc.*	278,754	28,577,860

Electrical Equipment — 1.8%
Sensata Technologies Holding PLC*(a)	516,780	24,588,392

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. (Class A Stock)	414,955	36,163,328

Equity Real Estate Investment Trusts (REITs) — 1.6%
SBA Communications Corp.*	137,974	22,782,267

Food Products — 1.2%
McCormick & Co., Inc.(a)	149,145	17,314,243

Health Care Equipment & Supplies — 7.4%
ABIOMED, Inc.*	24,762	10,128,896
Align Technology, Inc.*	32,105	10,984,405
Cooper Cos., Inc. (The)	29,501	6,946,010
Edwards Lifesciences Corp.*	190,201	27,687,560
IDEXX Laboratories, Inc.*	65,684	14,315,171
Nevro Corp.*(a)	76,977	6,146,613

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	105,359	$28,258,337

		104,466,992

Hotels, Restaurants & Leisure — 7.0%
Chipotle Mexican Grill, Inc.*	23,400	10,094,058
Choice Hotels International, Inc.	258,706	19,558,174
Domino’s Pizza, Inc.	18,525	5,227,199
Dunkin’ Brands Group, Inc.(a)	558,528	38,577,529
Hilton Worldwide Holdings, Inc.	300,084	23,754,649
Yum! Brands, Inc.	22,693	1,775,046

		98,986,655

Industrial Conglomerates — 1.5%
Roper Technologies, Inc.	77,249	21,313,772

Internet Software & Services — 3.2%
GoDaddy, Inc. (Class A Stock)*	325,525	22,982,065
IAC/InterActiveCorp.*	52,310	7,976,752
Spotify Technology*(a)	46,097	7,755,359
Twitter, Inc.*	158,638	6,927,721

		45,641,897

IT Services — 11.6%
Black Knight, Inc.*	700,802	37,527,947
Fidelity National Information Services, Inc.	266,481	28,254,980
Fiserv, Inc.*	435,820	32,289,904
Global Payments, Inc.	320,493	35,731,765
Square, Inc. (Class A Stock)*(a)	125,281	7,722,321
Total System Services, Inc.	254,279	21,491,661

		163,018,578

Life Sciences Tools & Services — 6.0%
Agilent Technologies, Inc.	417,370	25,810,161
Illumina, Inc.*	123,309	34,438,971
Mettler-Toledo International, Inc.*	22,141	12,811,447
PRA Health Sciences, Inc.*	116,175	10,846,098

		83,906,677

Machinery — 3.8%
Fortive Corp.	189,500	14,612,345
IDEX Corp.	72,278	9,864,501
John Bean Technologies Corp.	154,810	13,762,609
Welbilt, Inc.*	245,402	5,474,919
Xylem, Inc.	148,158	9,982,886

		53,697,260

Multiline Retail — 2.6%
Dollar General Corp.	225,538	22,238,047
Dollar Tree, Inc.*	165,797	14,092,745

		36,330,792

Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc.*(a)	55,688	7,704,435
Diamondback Energy, Inc.	59,993	7,893,279
WPX Energy, Inc.*	570,127	10,279,390

		25,877,104

Pharmaceuticals — 1.5%
Zoetis, Inc.	247,430	21,078,562

Road & Rail — 0.8%
Old Dominion Freight Line, Inc.	70,425	10,490,508

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*(a)	359,108	$5,383,029
Analog Devices, Inc.	144,911	13,899,863
Marvell Technology Group Ltd.(a)	1,009,578	21,645,352
Maxim Integrated Products, Inc.	190,667	11,184,526

		52,112,770

Software — 9.3%
Autodesk, Inc.*	151,375	19,843,749
Citrix Systems, Inc.*	136,765	14,338,443
Intuit, Inc.	149,332	30,509,274
Proofpoint, Inc.*	91,429	10,542,679
PTC, Inc.*	73,187	6,865,672
Red Hat, Inc.*	153,447	20,618,673
ServiceNow, Inc.*	87,979	15,173,738
Splunk, Inc.*	122,275	12,118,675

		130,010,903

Specialty Retail — 2.9%
Five Below, Inc.*	140,456	13,723,956
Ross Stores, Inc.	319,543	27,081,269

		40,805,225

Textiles, Apparel & Luxury Goods — 2.1%
Carter’s, Inc.	65,480	7,097,377
PVH Corp.	118,843	17,793,175
Skechers U.S.A., Inc. (Class A Stock)*	175,957	5,280,470

		30,171,022

Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc.*(a)	79,188	6,649,416

TOTAL LONG-TERM INVESTMENTS (cost $1,098,296,344)		1,352,970,875

SHORT-TERM INVESTMENTS — 14.0%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	43,314,116	$43,314,116
PGIM Institutional Money Market Fund (cost $152,811,805; includes $152,535,648 of cash collateral for securities on loan)(b)(w)	152,809,521	152,824,802

TOTAL SHORT-TERM INVESTMENTS (cost $196,125,921)		196,138,918

TOTAL INVESTMENTS — 110.2% (cost $1,294,422,265)		1,549,109,793
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(142,960,799)

NET ASSETS — 100.0%		$1,406,148,994

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,242,526; cash collateral of $152,535,648 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$43,236,835	$—	$—
Auto Components	11,285,701	—	—
Banks	45,057,750	—	—
Beverages	32,362,559	—	—
Biotechnology	51,851,165	—	—
Capital Markets	81,471,277	—	—
Chemicals	14,848,180	—	—
Containers & Packaging	18,873,185	—	—
Diversified Consumer Services	28,577,860	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electrical Equipment	$24,588,392	$—	$—
Electronic Equipment, Instruments & Components	36,163,328	—	—
Equity Real Estate Investment Trusts (REITs)	22,782,267	—	—
Food Products	17,314,243	—	—
Health Care Equipment & Supplies	104,466,992	—	—
Hotels, Restaurants & Leisure	98,986,655	—	—
Industrial Conglomerates	21,313,772	—	—
Internet Software & Services	45,641,897	—	—
IT Services	163,018,578	—	—
Life Sciences Tools & Services	83,906,677	—	—
Machinery	53,697,260	—	—
Multiline Retail	36,330,792	—	—
Oil, Gas & Consumable Fuels	25,877,104	—	—
Pharmaceuticals	21,078,562	—	—
Road & Rail	10,490,508	—	—
Semiconductors & Semiconductor Equipment	52,112,770	—	—
Software	130,010,903	—	—
Specialty Retail	40,805,225	—	—
Textiles, Apparel & Luxury Goods	30,171,022	—	—
Trading Companies & Distributors	6,649,416	—	—
Affiliated Mutual Funds	196,138,918	—	—

Total	$1,549,109,793	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (10.8% represents investments purchased with collateral from securities on loan)	14.0%
IT Services	11.6
Software	9.3
Health Care Equipment & Supplies	7.4
Hotels, Restaurants & Leisure	7.0
Life Sciences Tools & Services	6.0
Capital Markets	5.8
Machinery	3.8
Semiconductors & Semiconductor Equipment	3.7
Biotechnology	3.7
Internet Software & Services	3.2
Banks	3.2
Aerospace & Defense	3.1
Specialty Retail	2.9

Multiline Retail	2.6%
Electronic Equipment, Instruments & Components	2.6
Beverages	2.3
Textiles, Apparel & Luxury Goods	2.1
Diversified Consumer Services	2.0
Oil, Gas & Consumable Fuels	1.8
Electrical Equipment	1.8
Equity Real Estate Investment Trusts (REITs)	1.6
Industrial Conglomerates	1.5
Pharmaceuticals	1.5
Containers & Packaging	1.3
Food Products	1.2
Chemicals	1.1
Auto Components	0.8
Road & Rail	0.8
Trading Companies & Distributors	0.5

110.2
Liabilities in excess of other assets	(10.2)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$149,242,526	$(149,242,526)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) June 30, 2018
ASSETS:
Investments at value, including securities on loan of $149,242,526:
Unaffiliated investments (cost $1,098,296,344)	$1,352,970,875
Affiliated investments (cost $196,125,921)	196,138,918
Receivable for investments sold	18,656,498
Receivable for portfolio shares sold	386,186
Dividends receivable	319,059
Tax reclaim receivable	19,466
Prepaid expenses	3,260

Total Assets	1,568,494,262

LIABILITIES:
Payable to broker for collateral for securities on loan	152,535,648
Payable for investments purchased	8,858,700
Management fees payable	385,021
Accrued expenses and other liabilities	277,743
Payable for portfolio shares repurchased	220,138
Distribution fee payable	48,187
Payable to affiliate	19,466
Affiliated transfer agent fee payable	365

Total Liabilities	162,345,268

NET ASSETS	$1,406,148,994

Net assets were comprised of:
Partners Equity	$1,406,148,994

Net asset value and redemption price per share, $1,406,148,994 / 143,440,142 outstanding shares of beneficial interest	$9.80

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

Unaffiliated dividend income	$4,341,642
Affiliated dividend income	455,555
Income from securities lending, net (including affiliated income of $204,747)	212,147
Interest income	43

5,009,387

EXPENSES
Management fees	5,814,832
Distribution fee	1,787,529
Custodian and accounting fees	57,667
Audit fee	12,256
Trustees’ fees	11,542
Legal fees and expenses	6,609
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,642
Miscellaneous	15,505

Total expenses	7,712,048
Less: Fee waivers and/or expense reimbursement	(715,012)

Net expenses	6,997,036

NET INVESTMENT INCOME (LOSS)	(1,987,649)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(7,037))	98,196,177

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $24,015)	(40,528,524)
Foreign currencies	(245)

(40,528,769)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	57,667,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,679,759

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,987,649)	$(3,359,395)
Net realized gain (loss) on investment transactions	98,196,177	107,366,072
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(40,528,769)	211,776,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,679,759	315,782,953

FUND SHARE TRANSACTIONS:
Fund share sold [3,300,950 and 8,538,742 shares, respectively]	32,745,031	71,979,958
Fund share repurchased [12,264,553 and 15,492,735 shares, respectively]	(119,274,273)	(133,582,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(86,529,242)	(61,602,066)

CAPITAL CONTRIBUTIONS	10,825	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,838,658)	254,180,887
NET ASSETS:
Beginning of period	1,436,987,652	1,182,806,765

End of period	$1,406,148,994	$1,436,987,652

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 95.6%	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	31,367	$1,458,252
Curtiss-Wright Corp.	32,113	3,822,089
KLX, Inc.*	22,679	1,630,620
Mercury Systems, Inc.*(a)	15,830	602,490
Moog, Inc. (Class A Stock)	79,421	6,191,661

		13,705,112

Air Freight & Logistics — 1.1%
Air Transport Services Group, Inc.*	233,988	5,285,789
Echo Global Logistics, Inc.*	32,329	945,623
XPO Logistics, Inc.*	49,295	4,938,373

		11,169,785

Airlines — 0.6%
SkyWest, Inc.	123,486	6,408,923

Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.*(a)	101,689	1,582,281
Dana, Inc.	116,543	2,353,003
Standard Motor Products, Inc.	17,545	848,125

		4,783,409

Banks — 18.5%
Ameris Bancorp	92,055	4,911,134
BancorpSouth Bank	143,248	4,720,022
Banner Corp.	134,092	8,062,952
Boston Private Financial Holdings, Inc.	232,525	3,697,148
Brookline Bancorp, Inc.	196,520	3,655,271
Bryn Mawr Bank Corp.	48,989	2,268,191
CenterState Bank Corp.	224,869	6,705,594
Chemical Financial Corp.	118,245	6,582,699
CoBiz Financial, Inc.	123,128	2,644,789
Columbia Banking System, Inc.	190,475	7,790,428
Community Bank System, Inc.(a)	100,181	5,917,692
ConnectOne Bancorp, Inc.	136,538	3,399,796
CVB Financial Corp.(a)	328,182	7,357,840
FB Financial Corp.	37,423	1,523,865
First Financial Bankshares, Inc.(a)	122,704	6,245,634
First Merchants Corp.	147,854	6,860,426
First Midwest Bancorp, Inc.	186,427	4,748,296
First of Long Island Corp. (The)	68,220	1,695,267
Flushing Financial Corp.	108,972	2,844,169
Glacier Bancorp, Inc.(a)	183,119	7,083,043
Great Western Bancorp, Inc.	192,019	8,062,878
Guaranty Bancorp	70,209	2,092,228
Heritage Financial Corp.	92,358	3,218,676
Home BancShares, Inc.	174,863	3,944,909
Independent Bank Corp.(a)	87,077	6,826,837
Independent Bank Group, Inc.(a)	92,086	6,151,345
Lakeland Financial Corp.	96,255	4,638,528
LegacyTexas Financial Group, Inc.	199,833	7,797,484
MB Financial, Inc.	29,210	1,364,107
National Commerce Corp.*	41,996	1,944,415
Old Line Bancshares, Inc.	14,626	510,594
Pinnacle Financial Partners, Inc.	100,523	6,167,086
Prosperity Bancshares, Inc.(a)	18,693	1,277,853
Renasant Corp.	163,679	7,450,668

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Sandy Spring Bancorp, Inc.	62,588	$2,566,734
South State Corp.	85,212	7,349,535
Texas Capital Bancshares, Inc.*	59,583	5,451,845
Towne Bank	102,687	3,296,253
TriCo Bancshares	66,156	2,477,542
Union Bankshares Corp.	52,455	2,039,450

		183,343,223

Biotechnology — 0.4%
Emergent BioSolutions, Inc.*	67,481	3,407,116
Myriad Genetics, Inc.*	19,757	738,319

		4,145,435

Capital Markets — 1.3%
BrightSphere Investment Group PLC	235,953	3,364,690
Golub Capital BDC, Inc.(a)	49,921	913,554
Houlihan Lokey, Inc.	20,454	1,047,654
Stifel Financial Corp.	119,983	6,269,112
Virtu Financial, Inc. (Class A Stock)(a)	50,775	1,348,076

		12,943,086

Chemicals — 1.6%
HB Fuller Co.	120,950	6,492,596
Ingevity Corp.*	39,636	3,204,967
Olin Corp.	70,370	2,021,026
Quaker Chemical Corp.	19,221	2,976,756
Trinseo SA	7,162	508,144
Tronox Ltd. (Class A Stock)	48,924	962,824

		16,166,313

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	116,762	3,407,115
Advanced Disposal Services, Inc.*	140,500	3,481,589
Mobile Mini, Inc.	79,367	3,722,312
US Ecology, Inc.	53,290	3,394,573

		14,005,589

Communications Equipment — 2.1%
Ciena Corp.*	205,341	5,443,590
Extreme Networks, Inc.*	227,957	1,814,538
NetScout Systems, Inc.*(a)	219,407	6,516,388
Viavi Solutions, Inc.*	698,617	7,153,838

		20,928,354

Construction & Engineering — 0.7%
EMCOR Group, Inc.	55,428	4,222,505
Granite Construction, Inc.	50,322	2,800,923

		7,023,428

Construction Materials — 0.3%
Eagle Materials, Inc.	24,005	2,519,805
Summit Materials, Inc. (Class A Stock)*	33,985	892,106

		3,411,911

Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.*	65,454	3,148,337
Chegg, Inc.*(a)	119,618	3,324,184

		6,472,521

Electric Utilities — 3.5%
ALLETE, Inc.	111,704	8,647,007

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
El Paso Electric Co.	1,066	$63,001
IDACORP, Inc.	108,514	10,009,331
PNM Resources, Inc.	187,665	7,300,169
Portland General Electric Co.	207,919	8,890,616

		34,910,124

Electronic Equipment, Instruments & Components — 2.2%
Anixter International, Inc.*	52,636	3,331,859
CTS Corp.	118,248	4,256,927
II-VI, Inc.*(a)	103,527	4,498,248
Knowles Corp.*(a)	129,335	1,978,826
SYNNEX Corp.	36,955	3,566,527
Tech Data Corp.*	49,782	4,088,098

		21,720,485

Energy Equipment & Services — 1.3%
C&J Energy Services, Inc.*	117,424	2,771,206
Cactus, Inc. (Class A Stock)*	138,081	4,665,757
Nabors Industries Ltd.	692,402	4,438,297
NCS Multistage Holdings, Inc.*(a)	77,831	1,130,884

		13,006,144

Equity Real Estate Investment Trusts (REITs) — 8.9%
Acadia Realty Trust(a)	317,224	8,682,421
Chatham Lodging Trust	18,960	402,331
Chesapeake Lodging Trust	346,910	10,976,232
Columbia Property Trust, Inc.	400,730	9,100,578
CyrusOne, Inc.	142,222	8,300,076
Healthcare Realty Trust, Inc.	131,844	3,834,024
Hudson Pacific Properties, Inc.	131,131	4,645,971
Life Storage, Inc.(a)	86,525	8,419,748
National Health Investors, Inc.	108,648	8,005,185
Pebblebrook Hotel Trust(a)	300,014	11,640,543
Preferred Apartment Communities, Inc. (Class A Stock)	8,740	148,493
PS Business Parks, Inc.	48,009	6,169,157
RLJ Lodging Trust(a)	356,754	7,866,426

		88,191,185

Food & Staples Retailing — 0.6%
Performance Food Group Co.*	52,972	1,944,072
Rite Aid Corp.*	575,231	995,150
SpartanNash Co.	25,580	652,802
United Natural Foods, Inc.*	59,786	2,550,471

		6,142,495

Food Products — 1.0%
Hostess Brands, Inc.*(a)	274,274	3,730,126
Simply Good Foods Co. (The)*(a)	423,015	6,108,337

		9,838,463

Gas Utilities — 1.9%
Chesapeake Utilities Corp.	46,659	3,730,387
New Jersey Resources Corp.	165,256	7,395,206
South Jersey Industries, Inc.(a)	231,725	7,755,836

		18,881,429

Health Care Equipment & Supplies — 2.1%
CONMED Corp.	67,450	4,937,340
Halyard Health, Inc.*	111,776	6,399,176

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.*(a)	54,328	$3,499,266
Orthofix International NV*	49,155	2,792,987
Wright Medical Group NV*(a)	109,237	2,835,793

		20,464,562

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.*(a)	73,093	2,990,235
AMN Healthcare Services, Inc.*(a)	62,619	3,669,473

		6,659,708

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.*	515,599	6,187,187
HMS Holdings Corp.*	158,001	3,415,982

		9,603,169

Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.(a)	85,557	2,965,406
Del Taco Restaurants, Inc.*	73,485	1,042,017
Dine Brands Global, Inc.	44,953	3,362,484
Eldorado Resorts, Inc.*(a)	162,648	6,359,537
Extended Stay America, Inc.	137,498	2,971,332
Hilton Grand Vacations, Inc.*	58,894	2,043,622
Jack in the Box, Inc.	17,680	1,504,922
Marriott Vacations Worldwide Corp.	26,293	2,970,057
Penn National Gaming, Inc.*	38,787	1,302,855
Red Rock Resorts, Inc. (Class A Stock)	104,638	3,505,373

		28,027,605

Household Durables — 1.1%
Meritage Homes Corp.*	34,815	1,530,119
Taylor Morrison Home Corp. (Class A Stock)*	154,972	3,220,318
TopBuild Corp.*	72,687	5,694,300
William Lyon Homes (Class A Stock)*	32,010	742,632

		11,187,369

Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	17,029	689,164

Insurance — 4.3%
AMERISAFE, Inc.(a)	44,683	2,580,443
CNO Financial Group, Inc.	370,271	7,049,960
Enstar Group Ltd. (Bermuda)*	20,659	4,282,611
James River Group Holdings Ltd.	107,653	4,229,686
Kinsale Capital Group, Inc.	85,717	4,702,435
Primerica, Inc.	50,473	5,027,111
ProAssurance Corp.	77,369	2,742,731
RLI Corp.(a)	72,314	4,786,464
Selective Insurance Group, Inc.	128,341	7,058,755

		42,460,196

Internet Software & Services — 0.9%
Cars.com, Inc.*(a)	134,827	3,827,739
Cornerstone OnDemand, Inc.*	105,316	4,995,138

		8,822,877

IT Services — 1.4%
Acxiom Corp.*	89,972	2,694,661
CACI International, Inc. (Class A Stock)*	45,811	7,721,444
Convergys Corp.	146,106	3,570,831

		13,986,936

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Leisure Products — 0.3%
Callaway Golf Co.	131,101	$2,486,986

Life Sciences Tools & Services — 0.5%
Syneos Health, Inc.*	106,655	5,002,120

Machinery — 4.6%
CIRCOR International, Inc.(a)	84,700	3,130,511
Federal Signal Corp.	200,524	4,670,204
ITT, Inc.	105,288	5,503,404
Mueller Water Products, Inc. (Class A Stock)	282,264	3,308,134
Navistar International Corp.*	48,601	1,979,033
RBC Bearings, Inc.*	27,006	3,478,643
Rexnord Corp.*	273,079	7,935,676
Tennant Co.	39,239	3,099,881
Terex Corp.(a)	79,075	3,336,174
TriMas Corp.*	172,947	5,084,642
Watts Water Technologies, Inc. (Class A Stock)	53,607	4,202,789

		45,729,091

Media — 1.5%
Live Nation Entertainment, Inc.*	173,552	8,429,421
Nexstar Media Group, Inc. (Class A Stock)(a)	49,427	3,627,942
TEGNA, Inc.	263,913	2,863,456

		14,920,819

Metals & Mining — 2.1%
Allegheny Technologies, Inc.*(a)	278,558	6,997,377
Carpenter Technology Corp.(a)	79,283	4,167,907
Century Aluminum Co.*	35,353	556,810
Cleveland-Cliffs, Inc.*(a)	198,301	1,671,677
Commercial Metals Co.	209,301	4,418,344
Constellium NV (Class A Stock)*	214,811	2,212,553
Kaiser Aluminum Corp.	3,153	328,259

		20,352,927

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	114,565	3,600,778
Granite Point Mortgage Trust, Inc.(a)	285,748	5,243,476
PennyMac Mortgage Investment Trust	233,196	4,428,392
Two Harbors Investment Corp.	322,585	5,096,843

		18,369,489

Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(a)	11,112	1,050,084

Oil, Gas & Consumable Fuels — 6.1%
Callon Petroleum Co.*(a)	739,854	7,946,032
Centennial Resource Development, Inc. (Class A Stock)*(a)	132,788	2,398,151
Delek US Holdings, Inc.	97,429	4,888,013
Golar LNG Ltd. (Bermuda)(a)	233,227	6,870,867
Matador Resources Co.*(a)	94,281	2,833,144
Oasis Petroleum, Inc.*	431,221	5,592,936
PBF Energy, Inc. (Class A Stock)	52,475	2,200,277
PDC Energy, Inc.*	130,149	7,867,507
SRC Energy, Inc.*(a)	538,082	5,929,664
WildHorse Resource Development Corp.*(a)	187,797	4,762,532

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.*	526,739	$9,497,104

		60,786,227

Professional Services — 0.4%
ASGN, Inc.*	48,258	3,773,293

Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc.	270,254	5,715,872

Road & Rail — 0.6%
Marten Transport Ltd.	74,637	1,750,238
Saia, Inc.*	57,257	4,629,228

		6,379,466

Semiconductors & Semiconductor Equipment — 2.2%
Cree, Inc.*(a)	157,498	6,547,192
Entegris, Inc.	168,027	5,696,115
Lattice Semiconductor Corp.*	529,877	3,475,993
Semtech Corp.*	95,736	4,504,379
Synaptics, Inc.*(a)	30,284	1,525,405

		21,749,084

Software — 1.9%
CommVault Systems, Inc.*	87,865	5,785,910
Imperva, Inc.*	70,181	3,386,233
Monotype Imaging Holdings, Inc.	127,002	2,578,141
Verint Systems, Inc.*	154,529	6,853,361

		18,603,645

Specialty Retail — 3.0%
Aaron’s, Inc.	95,323	4,141,784
Abercrombie & Fitch Co. (Class A Stock)(a)	48,213	1,180,254
American Eagle Outfitters, Inc.	71,851	1,670,536
Ascena Retail Group, Inc.*(a)	314,880	1,254,797
At Home Group, Inc.*	67,774	2,653,352
Bed Bath & Beyond, Inc.	60,256	1,200,601
Burlington Stores, Inc.*	52,502	7,903,126
Children’s Place, Inc. (The)(a)	24,053	2,905,602
Genesco, Inc.*	14,632	580,890
Guess?, Inc.(a)	80,750	1,728,050
Hudson Ltd. (United Kingdom) (Class A Stock)*	98,710	1,726,438
Tailored Brands, Inc.(a)	73,961	1,887,485
Zumiez, Inc.*	15,651	392,058

		29,224,973

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	26,157	2,392,581
G-III Apparel Group Ltd.*	37,072	1,645,997
Movado Group, Inc.	20,692	999,424
Wolverine World Wide, Inc.	72,866	2,533,551

		7,571,553

Thrifts & Mortgage Finance — 2.6%
MGIC Investment Corp.*	637,045	6,829,122
OceanFirst Financial Corp.	147,005	4,404,270
Provident Financial Services, Inc.	155,761	4,288,100
Washington Federal, Inc.	174,209	5,696,634
WSFS Financial Corp.	75,800	4,040,140

		25,258,266

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc.*	139,489	$5,945,021
Foundation Building Materials, Inc.*	140,315	2,158,045
H&E Equipment Services, Inc.	94,765	3,564,112
Kaman Corp.	54,509	3,798,732
Univar, Inc.*	172,601	4,529,050

		19,994,960

TOTAL COMMON STOCKS (cost $783,752,150)		946,067,855

UNAFFILIATED EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Value ETF(a) (cost $6,504,276)	52,150	6,879,628

TOTAL LONG-TERM INVESTMENTS (cost $790,256,426)		952,947,483

SHORT-TERM INVESTMENTS — 19.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	34,953,179	34,953,179
PGIM Institutional Money Market Fund (cost $160,385,022; includes $160,104,300 of cash collateral for securities on loan)(b)(w)	160,381,909	160,397,947

Value
TOTAL SHORT-TERM INVESTMENTS (cost $195,338,201)	$195,351,126

TOTAL INVESTMENTS — 116.0% (cost $985,594,627)	1,148,298,609
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%	(158,406,565)

NET ASSETS — 100.0%	$989,892,044

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,306,068; cash collateral of $160,104,300 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,705,112	$—	$—
Air Freight & Logistics	11,169,785	—	—
Airlines	6,408,923	—	—
Auto Components	4,783,409	—	—
Banks	183,343,223	—	—
Biotechnology	4,145,435	—	—
Capital Markets	12,943,086	—	—
Chemicals	16,166,313	—	—
Commercial Services & Supplies	14,005,589	—	—
Communications Equipment	20,928,354	—	—
Construction & Engineering	7,023,428	—	—
Construction Materials	3,411,911	—	—
Diversified Consumer Services	6,472,521	—	—
Electric Utilities	34,910,124	—	—
Electronic Equipment, Instruments & Components	21,720,485	—	—
Energy Equipment & Services	13,006,144	—	—
Equity Real Estate Investment Trusts (REITs)	88,191,185	—	—
Food & Staples Retailing	6,142,495	—	—
Food Products	9,838,463	—	—
Gas Utilities	18,881,429	—	—
Health Care Equipment & Supplies	20,464,562	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Providers & Services	$6,659,708	$—	$—
Health Care Technology	9,603,169	—	—
Hotels, Restaurants & Leisure	28,027,605	—	—
Household Durables	11,187,369	—	—
Household Products	689,164	—	—
Insurance	42,460,196	—	—
Internet Software & Services	8,822,877	—	—
IT Services	13,986,936	—	—
Leisure Products	2,486,986	—	—
Life Sciences Tools & Services	5,002,120	—	—
Machinery	45,729,091	—	—
Media	14,920,819	—	—
Metals & Mining	20,352,927	—	—
Mortgage Real Estate Investment Trusts (REITs)	18,369,489	—	—
Multiline Retail	1,050,084	—	—
Oil, Gas & Consumable Fuels	60,786,227	—	—
Professional Services	3,773,293	—	—
Real Estate Management & Development	5,715,872	—	—
Road & Rail	6,379,466	—	—
Semiconductors & Semiconductor Equipment	21,749,084	—	—
Software	18,603,645	—	—
Specialty Retail	29,224,973	—	—
Textiles, Apparel & Luxury Goods	7,571,553	—	—
Thrifts & Mortgage Finance	25,258,266	—	—
Trading Companies & Distributors	19,994,960	—	—
Unaffiliated Exchange Traded Fund	6,879,628	—	—
Affiliated Mutual Funds	195,351,126	—	—

Total	$1,148,298,609	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (16.2% represents investments purchased with collateral from securities on loan)	19.7%
Banks	18.5
Equity Real Estate Investment Trusts (REITs)	8.9
Oil, Gas & Consumable Fuels	6.1
Machinery	4.6
Insurance	4.3
Electric Utilities	3.5
Specialty Retail	3.0
Hotels, Restaurants & Leisure	2.8
Thrifts & Mortgage Finance	2.6
Semiconductors & Semiconductor Equipment	2.2
Electronic Equipment, Instruments & Components	2.2
Communications Equipment	2.1
Health Care Equipment & Supplies	2.1
Metals & Mining	2.1
Trading Companies & Distributors	2.0
Gas Utilities	1.9
Software	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.9
Chemicals	1.6
Media	1.5
Commercial Services & Supplies	1.4
IT Services	1.4

Aerospace & Defense	1.4%
Energy Equipment & Services	1.3
Capital Markets	1.3
Household Durables	1.1
Air Freight & Logistics	1.1
Food Products	1.0
Health Care Technology	1.0
Internet Software & Services	0.9
Textiles, Apparel & Luxury Goods	0.8
Construction & Engineering	0.7
Unaffiliated Exchange Traded Fund	0.7
Health Care Providers & Services	0.7
Diversified Consumer Services	0.7
Airlines	0.6
Road & Rail	0.6
Food & Staples Retailing	0.6
Real Estate Management & Development	0.6
Life Sciences Tools & Services	0.5
Auto Components	0.5
Biotechnology	0.4
Professional Services	0.4
Construction Materials	0.3
Leisure Products	0.3
Multiline Retail	0.1
Household Products	0.1

116.0
Liabilities in excess of other assets	(16.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$155,306,068	$(155,306,068)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $155,306,068:
Unaffiliated investments (cost $790,256,426)	$952,947,483
Affiliated investments (cost $195,338,201)	195,351,126
Receivable for investments sold	5,782,454
Dividends receivable	1,615,594
Tax reclaim receivable	33,731
Prepaid expenses	998

Total Assets	1,155,731,386

LIABILITIES:
Payable to broker for collateral for securities on loan	160,104,300
Payable for investments purchased	4,421,027
Payable for portfolio shares repurchased	540,750
Management fees payable	427,293
Accrued expenses and other liabilities	277,691
Distribution fee payable	34,185
Payable to affiliate	33,731
Affiliated transfer agent fee payable	365

Total Liabilities	165,839,342

NET ASSETS	$989,892,044

Net assets were comprised of:
Partners Equity	$989,892,044

Net asset value and redemption price per share, $989,892,044 / 41,004,896 outstanding shares of beneficial interest	$24.14

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$6,002,138
Income from securities lending, net (including affiliated income of $273,050)	285,964
Affiliated dividend income	136,835

6,424,937

EXPENSES
Management fees	3,835,712
Distribution fee	1,248,787
Custodian and accounting fees	59,322
Audit fee	11,554
Trustees’ fees	9,426
Legal fees and expenses	6,081
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,596
Miscellaneous	12,830

Total expenses	5,189,774
Less: Fee waiver and/or expense reimbursement	(64,937)

Net expenses	5,124,837

NET INVESTMENT INCOME (LOSS)	1,300,100

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(13,453))	66,097,892

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $29,779)	(51,331,502)
Foreign currencies	(507)

(51,332,009)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	14,765,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,065,983

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,300,100	$4,766,024
Net realized gain (loss) on investment transactions	66,097,892	89,856,571
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(51,332,009)	18,332,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,065,983	112,955,065

FUND SHARE TRANSACTIONS:
Fund share sold [201,152 and 2,093,476 shares, respectively]	4,756,390	45,036,704
Fund share repurchased [2,337,737 and 3,028,906 shares, respectively]	(55,484,010)	(66,713,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(50,727,620)	(21,676,375)

CAPITAL CONTRIBUTIONS	16,061	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,645,576)	91,278,690
NET ASSETS:
Beginning of period	1,024,537,620	933,258,930

End of period	$989,892,044	$1,024,537,620

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 0.5%
Embraer SA (Brazil), ADR	371,700	$9,255,330

Auto Components — 2.2%
Adient PLC(a)	376,200	18,505,277
Magna International, Inc. (Canada)	364,400	21,182,572

		39,687,849

Automobiles — 3.1%
General Motors Co.	1,094,500	43,123,300
Harley-Davidson, Inc.(a)	323,200	13,600,256

		56,723,556

Banks — 13.7%
Bank of America Corp.	1,430,554	40,327,317
Citigroup, Inc.	1,110,460	74,311,983
Citizens Financial Group, Inc.	427,400	16,625,860
JPMorgan Chase & Co.	365,200	38,053,840
Wells Fargo & Co.	1,415,483	78,474,378

		247,793,378

Beverages — 1.6%
PepsiCo, Inc.	273,000	29,721,510

Building Products — 2.4%
Johnson Controls International PLC	1,321,707	44,211,099

Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The)	162,300	35,798,511
State Street Corp.	231,300	21,531,717

		57,330,228

Communications Equipment — 4.0%
ARRIS International PLC*	1,122,100	27,429,735
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	5,902,600	45,272,942

		72,702,677

Consumer Finance — 4.2%
Capital One Financial Corp.	475,500	43,698,450
Discover Financial Services	456,700	32,156,247

		75,854,697

Containers & Packaging — 1.6%
International Paper Co.	554,800	28,893,984

Diversified Financial Services — 1.0%
AXA Equitable Holdings, Inc.*(a)	866,600	17,860,626

Electric Utilities — 1.7%
PPL Corp.	700,900	20,010,695
Southern Co. (The)(a)	214,900	9,952,019

		29,962,714

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	1,352,200	37,199,022

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.(a)	565,500	24,542,700

Food Products — 1.4%
Mondelez International, Inc. (Class A Stock)	630,300	25,842,300

Health Care Equipment & Supplies — 3.2%
Koninklijke Philips NV (Netherlands), NVDR	348,084	14,713,511
Medtronic PLC	320,500	27,438,005
Zimmer Biomet Holdings, Inc.	146,900	16,370,536

		58,522,052

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — 1.6%
Anthem, Inc.	121,800	$28,992,054

Industrial Conglomerates — 1.9%
General Electric Co.	2,471,400	33,635,754

Insurance — 6.3%
American International Group, Inc.	1,696,000	89,921,920
Travelers Cos., Inc. (The)	200,000	24,468,000

		114,389,920

Machinery — 4.1%
CNH Industrial NV (United Kingdom)(a)	2,886,400	30,393,791
Cummins, Inc.	260,200	34,606,600
PACCAR, Inc.	145,700	9,027,572

		74,027,963

Media — 6.5%
CBS Corp. (Class B Stock)	433,000	24,343,260
Comcast Corp. (Class A Stock)	1,154,400	37,875,864
Discovery, Inc. (Class A Stock)*(a)	260,200	7,155,500
Discovery, Inc. (Class C Stock)*	1,879,200	47,919,600

		117,294,224

Oil, Gas & Consumable Fuels — 14.2%
Andeavor	100,400	13,170,472
Apache Corp.(a)	1,309,700	61,228,475
Hess Corp.(a)	757,400	50,662,486
Marathon Oil Corp.	2,635,600	54,978,616
Murphy Oil Corp.(a)	1,271,600	42,941,932
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	484,593	33,548,373

		256,530,354

Personal Products — 1.0%
Unilever PLC (United Kingdom), ADR(a)	334,800	18,507,744

Pharmaceuticals — 2.9%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	745,300	30,043,043
Sanofi (France), ADR(a)	569,000	22,765,690

		52,808,733

Software — 6.7%
Microsoft Corp.	546,850	53,924,879
Oracle Corp.	1,509,100	66,490,946

		120,415,825

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc.(a)	432,100	8,609,593

Technology Hardware, Storage & Peripherals — 3.7%
Hewlett Packard Enterprise Co.	4,636,400	67,737,804

Wireless Telecommunication Services — 2.6%
Vodafone Group PLC (United Kingdom), ADR	1,905,945	46,333,523

TOTAL LONG-TERM INVESTMENTS (cost $1,624,543,366)		1,795,387,213

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SHORT-TERM INVESTMENTS — 12.8%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	7,210,739	$7,210,739
PGIM Institutional Money Market Fund (cost $223,532,849; includes $223,104,641 of cash collateral for securities on loan)(b)(w)	223,518,611	223,540,963

TOTAL SHORT-TERM INVESTMENTS (cost $230,743,589)		230,751,702

TOTAL INVESTMENTS — 112.1% (cost $1,855,286,955)		2,026,138,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.1)%		(219,360,581)

NET ASSETS — 100.0%		$1,806,778,334

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,411,970; cash collateral of $223,104,641 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,255,330	$—	$—
Auto Components	39,687,849	—	—
Automobiles	56,723,556	—	—
Banks	247,793,378	—	—
Beverages	29,721,510	—	—
Building Products	44,211,099	—	—
Capital Markets	57,330,228	—	—
Communications Equipment	72,702,677	—	—
Consumer Finance	75,854,697	—	—
Containers & Packaging	28,893,984	—	—
Diversified Financial Services	17,860,626	—	—
Electric Utilities	29,962,714	—	—
Electronic Equipment, Instruments & Components	37,199,022	—	—
Energy Equipment & Services	24,542,700	—	—
Food Products	25,842,300	—	—
Health Care Equipment & Supplies	58,522,052	—	—
Health Care Providers & Services	28,992,054	—	—
Industrial Conglomerates	33,635,754	—	—
Insurance	114,389,920	—	—
Machinery	74,027,963	—	—
Media	117,294,224	—	—
Oil, Gas & Consumable Fuels	256,530,354	—	—
Personal Products	18,507,744	—	—
Pharmaceuticals	52,808,733	—	—
Software	120,415,825	—	—
Specialty Retail	8,609,593	—	—
Technology Hardware, Storage & Peripherals	67,737,804	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$46,333,523	$—	$—
Affiliated Mutual Funds	230,751,702	—	—

Total	$2,026,138,915	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Oil, Gas & Consumable Fuels	14.2%
Banks	13.7
Affiliated Mutual Funds (12.4% represents investments purchased with collateral from securities on loan)	12.8
Software	6.7
Media	6.5
Insurance	6.3
Consumer Finance	4.2
Machinery	4.1
Communications Equipment	4.0
Technology Hardware, Storage & Peripherals	3.7
Health Care Equipment & Supplies	3.2
Capital Markets	3.2
Automobiles	3.1

Pharmaceuticals	2.9%
Wireless Telecommunication Services	2.6
Building Products	2.4
Auto Components	2.2
Electronic Equipment, Instruments & Components	2.1
Industrial Conglomerates	1.9
Electric Utilities	1.7
Beverages	1.6
Health Care Providers & Services	1.6
Containers & Packaging	1.6
Food Products	1.4
Energy Equipment & Services	1.4
Personal Products	1.0
Diversified Financial Services	1.0
Aerospace & Defense	0.5
Specialty Retail	0.5

112.1
Liabilities in excess of other assets	(12.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$219,411,970	$(219,411,970)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $219,411,970:
Unaffiliated investments (cost $1,624,543,366)	$1,795,387,213
Affiliated investments (cost $230,743,589)	230,751,702
Dividends receivable	4,785,917
Tax reclaim receivable	1,625,130
Receivable for portfolio shares sold	62,686
Receivable for investments sold	1,831
Prepaid expenses	1,763

Total Assets	2,032,616,242

LIABILITIES:
Payable to broker for collateral for securities on loan	223,104,641
Payable to affiliate	1,145,826
Payable for portfolio shares repurchased	593,584
Management fees payable	521,197
Accrued expenses and other liabilities	410,261
Distribution fee payable	62,034
Affiliated transfer agent fee payable	365

Total Liabilities	225,837,908

NET ASSETS	$1,806,778,334

Net assets were comprised of:
Partners Equity	$1,806,778,334

Net asset value and redemption price per share, $1,806,778,334 / 60,756,417 outstanding shares of beneficial interest	$29.74

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $498,237 foreign withholding tax)	$23,821,252
Income from securities lending, net (including affiliated income of $409,094)	414,910
Affiliated dividend income	148,140

24,384,302

EXPENSES
Management fees	5,218,191
Distribution fee	2,326,393
Custodian and accounting fees	67,294
Audit fee	14,034
Trustees’ fees	13,438
Legal fees and expenses	7,050
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,834
Miscellaneous	19,478

Total expenses	7,672,178

NET INVESTMENT INCOME (LOSS)	16,712,124

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $1,549)	89,083,409

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $27,217)	(106,289,607)
Foreign currencies	(3,495)

(106,293,102)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(17,209,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(497,569)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,712,124	$23,616,066
Net realized gain (loss) on investment and foreign currency transactions	89,083,409	129,651,769
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(106,293,102)	147,151,530

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(497,569)	300,419,365

FUND SHARE TRANSACTIONS:
Fund share sold [7,032,884 and 14,878,713 shares, respectively]	209,900,461	397,216,548
Fund share repurchased [9,589,257 and 9,172,736 shares, respectively]	(287,065,675)	(251,379,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(77,165,214)	145,837,372

CAPITAL CONTRIBUTIONS	495,979	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,166,804)	446,256,737
NET ASSETS:
Beginning of period	1,883,945,138	1,437,688,401

End of period	$1,806,778,334	$1,883,945,138

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 96.2%	Shares	Value
Argentina — 0.5%
MercadoLibre, Inc.(a)	42,988	$12,850,403

Australia — 3.3%
Aristocrat Leisure Ltd.	384,149	8,772,957
BHP Billiton PLC	849,161	19,057,222
Cochlear Ltd.	58,757	8,699,075
CSL Ltd.	134,062	19,082,808
Insurance Australia Group Ltd.	1,376,031	8,680,969
Macquarie Group Ltd.	203,606	18,555,888

		82,848,919

Austria — 0.4%
BAWAG Group AG, 144A	193,340	8,995,617

Belgium — 0.8%
KBC Group NV	266,919	20,499,430

Canada — 5.5%
Alimentation Couche-Tard, Inc. (Class B Stock)	271,829	11,808,583
Brookfield Asset Management, Inc. (Class A Stock)	376,735	15,272,837
Canadian National Railway Co.	229,625	18,781,862
Constellation Software, Inc.	22,913	17,769,710
Dollarama, Inc.	236,685	9,174,661
Shopify, Inc. (Class A Stock)*	135,100	19,709,738
Suncor Energy, Inc.	702,554	28,590,605
Toronto-Dominion Bank (The)	281,356	16,284,470

		137,392,466

China — 9.5%
Alibaba Group Holding Ltd., ADR*(a)	537,571	99,735,547
Baidu, Inc., ADR*	32,400	7,873,200
China Merchants Bank Co. Ltd. (Class H Stock)	3,698,500	13,604,604
JD.com, Inc., ADR*	502,338	19,566,065
NetEase, Inc., ADR	34,930	8,825,763
Tencent Holdings Ltd.	1,505,839	75,616,312
Yum China Holdings, Inc.	341,468	13,132,859

		238,354,350

Denmark — 1.6%
Danske Bank A/S	263,166	8,198,646
Novo Nordisk A/S (Class B Stock)	277,476	12,816,773
Novozymes A/S (Class B Stock)	190,243	9,622,157
Orsted A/S, 144A	135,993	8,216,853

		38,854,429

France — 14.3%
Air Liquide SA	48,767	6,112,717
Airbus SE	118,955	13,881,448
Arkema SA	151,476	17,874,231
BNP Paribas SA	149,574	9,252,201
Capgemini SE	94,210	12,625,086
Cie Generale des Etablissements Michelin SCA (Class B Stock)	49,163	5,947,653
Dassault Systemes SE	196,175	27,453,478
Kering SA	85,013	47,887,871
L’Oreal SA	165,539	40,809,838
LVMH Moet Hennessy Louis Vuitton SE	159,964	53,111,143

COMMON STOCKS (continued)	Shares	Value
France (continued)
Pernod Ricard SA	173,339	$28,289,794
Remy Cointreau SA	119,984	15,533,635
Safran SA	121,811	14,751,927
Schneider Electric SE	114,800	9,547,555
SPIE SA(a)	345,100	6,985,238
TOTAL SA	489,388	29,718,497
Valeo SA	324,109	17,671,615

		357,453,927

Germany — 7.0%
Brenntag AG	120,960	6,720,746
Continental AG	41,410	9,424,009
CTS Eventim AG & Co. KGaA	240,022	11,784,546
Deutsche Boerse AG	65,896	8,761,157
Fresenius SE & Co. KGaA	186,913	14,965,149
Gerresheimer AG	130,801	10,582,328
Infineon Technologies AG	1,707,595	43,375,182
Puma SE	22,649	13,231,737
Rational AG	12,350	8,042,438
SAP SE, ADR	113,362	13,111,449
Scout24 AG, 144A	82,540	4,368,772
Wirecard AG	189,588	30,337,988

		174,705,501

Hong Kong — 3.1%
AIA Group Ltd.	3,999,036	34,837,247
Galaxy Entertainment Group Ltd. (Class L Stock)	2,025,000	15,609,616
Techtronic Industries Co. Ltd.	4,922,018	27,336,361

		77,783,224

India — 2.2%
HDFC Bank Ltd., ADR	229,725	24,125,720
Housing Development Finance Corp. Ltd.	399,204	11,123,653
Maruti Suzuki India Ltd.	158,235	20,393,706

		55,643,079

Ireland — 1.9%
AerCap Holdings NV*	297,887	16,130,581
CRH PLC	247,149	8,669,299
Kerry Group PLC (Class A Stock)	59,095	6,177,793
Kingspan Group PLC	346,410	17,315,881

		48,293,554

Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	141,235	13,795,835
Tower Semiconductor Ltd.*(a)	251,400	5,533,314

		19,329,149

Italy — 2.9%
Brembo SpA	408,941	5,515,298
Brunello Cucinelli SpA	580,890	25,866,283
Ferrari NV	169,365	22,892,959
Moncler SpA	392,860	17,826,061

		72,100,601

Japan — 11.9%
Bridgestone Corp.(a)	257,700	10,066,498
Daikin Industries Ltd.	278,991	33,343,079
FANUC Corp.	65,975	13,077,024

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Hoya Corp.	108,100	$6,132,404
Kansai Paint Co. Ltd.	508,200	10,546,410
Kao Corp.(a)	153,900	11,730,501
Keyence Corp.	122,373	69,020,153
Komatsu Ltd.	386,500	11,003,108
Kose Corp.	150,260	32,320,092
Nabtesco Corp.(a)	249,800	7,675,080
Nitori Holdings Co. Ltd.	79,400	12,352,910
Omron Corp.	123,600	5,757,764
ORIX Corp.	891,290	14,048,606
Shionogi & Co. Ltd.	170,000	8,723,361
Shiseido Co. Ltd.	215,600	17,109,151
SMC Corp.	36,900	13,508,751
Suzuki Motor Corp.	144,700	7,974,145
Tokyo Electron Ltd.	24,400	4,188,341
Toyota Motor Corp.	142,000	9,182,997

		297,760,375

Luxembourg — 0.3%
Tenaris SA	454,699	8,298,274

Netherlands — 3.9%
Adyen NV*	4,316	2,377,729
Adyen NV, 144A*	23,415	12,899,565
ASML Holding NV	194,033	38,396,230
Heineken NV	111,611	11,182,154
Koninklijke Philips NV	370,866	15,712,860
Royal Dutch Shell PLC (Class A Stock)	487,734	16,926,554

		97,495,092

Singapore — 0.2%
DBS Group Holdings Ltd.	322,600	6,273,609

South Africa — 0.3%
Bid Corp. Ltd.	314,182	6,291,195

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	301,070	12,146,967
Amadeus IT Group SA(a)	188,613	14,831,121

		26,978,088

Sweden — 2.0%
Atlas Copco AB (Class A Stock)	772,543	22,373,273
Epiroc AB (Class A Stock)*	993,315	10,423,611
Hexagon AB (Class B Stock)	217,689	12,096,360
Swedbank AB (Class A Stock)	292,665	6,235,591

		51,128,835

Switzerland — 8.6%
Cie Financiere Richemont SA	97,350	8,229,430
Ferguson PLC	243,700	19,717,213
Geberit AG	24,451	10,469,036
Givaudan SA	13,762	31,168,419
Julius Baer Group Ltd.*	156,685	9,177,271
Lonza Group AG*	60,916	16,096,839
Novartis AG	137,575	10,421,436
Partners Group Holding AG	32,934	24,076,268
Roche Holding AG	57,080	12,663,665
SGS SA	4,680	12,435,673
Sonova Holding AG	51,805	9,267,062
Straumann Holding AG	35,833	27,175,255

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Temenos AG*	97,133	$14,607,500
UBS Group AG*	634,624	9,729,016

		215,234,083

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,322,000	16,488,706

Thailand — 0.5%
CP ALL PCL	5,946,028	13,178,111

United Kingdom — 10.6%
Ashtead Group PLC	761,449	22,675,429
ASOS PLC*	255,952	20,530,629
Bunzl PLC	517,143	15,618,286
Compass Group PLC	1,337,343	28,506,282
DCC PLC	84,100	7,626,111
Experian PLC	632,298	15,597,908
Howden Joinery Group PLC	1,222,149	8,618,496
IMI PLC	555,418	8,265,180
Lloyds Banking Group PLC	11,546,419	9,580,258
London Stock Exchange Group PLC	346,086	20,373,901
Prudential PLC	497,255	11,335,575
Reckitt Benckiser Group PLC	107,019	8,793,190
RELX PLC	1,288,962	27,525,716
Segro PLC	987,232	8,694,402
Spectris PLC	243,056	8,351,001
St. James’s Place PLC	2,346,416	35,402,952
Unilever NV, CVA	113,012	6,296,695

		263,792,011

United States — 2.3%
Albemarle Corp.(a)	71,785	6,771,479
Aon PLC	99,359	13,629,074
Core Laboratories NV(a)	53,538	6,757,031
Delphi Technologies PLC	80,033	3,638,300
Samsonite International SA*	2,739,121	9,655,710
Sensata Technologies Holding PLC*(a)	208,600	9,925,188
TE Connectivity Ltd.	69,211	6,233,143

		56,609,925

TOTAL COMMON STOCKS (cost $1,857,028,609)		2,404,632,953

PREFERRED STOCKS — 1.4%
Germany
Henkel AG & Co. KGaA (PRFC)	100,467	12,819,477
Sartorius AG (PRFC)(a)	145,765	21,700,236

TOTAL PREFERRED STOCKS (cost $23,158,166)		34,519,713

TOTAL LONG-TERM INVESTMENTS (cost $1,880,186,775)		2,439,152,666

SHORT-TERM INVESTMENTS — 10.2%
AFFILIATED MUTUAL FUNDS — 9.7%
PGIM Core Ultra Short Bond Fund(w)	34,893,296	34,893,296

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
PGIM Institutional Money Market Fund (cost $206,817,315; includes $206,394,910 of cash collateral for securities on loan)(b)(w)	206,796,635	$206,817,315

TOTAL AFFILIATED MUTUAL FUNDS (cost $241,710,611)		241,710,611

UNAFFILIATED FUND — 0.5%
BlackRock Liquidity Funds FedFund Portfolio (cost $12,737,220)	12,737,220	12,737,220

TOTAL SHORT-TERM INVESTMENTS (cost $254,447,831)		254,447,831

TOTAL INVESTMENTS — 107.8% (cost $2,134,634,606)		2,693,600,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(195,555,149)

NET ASSETS — 100.0%		$2,498,045,348

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,562,481; cash collateral of $206,394,910 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$12,850,403	$—	$—
Australia	—	82,848,919	—
Austria	—	8,995,617	—
Belgium	—	20,499,430	—
Canada	137,392,466	—	—
China	149,133,434	89,220,916	—
Denmark	—	38,854,429	—
France	—	357,453,927	—
Germany	13,111,449	161,594,052	—
Hong Kong	—	77,783,224	—
India	24,125,720	31,517,359	—
Ireland	16,130,581	32,162,973	—
Israel	19,329,149	—	—
Italy	—	72,100,601	—
Japan	—	297,760,375	—
Luxembourg	—	8,298,274	—
Netherlands	2,377,729	95,117,363	—
Singapore	—	6,273,609	—
South Africa	—	6,291,195	—
Spain	—	26,978,088	—
Sweden	10,423,611	40,705,224	—
Switzerland	—	215,234,083	—
Taiwan	—	16,488,706	—
Thailand	—	13,178,111	—
United Kingdom	—	263,792,011	—
United States	46,954,215	9,655,710	—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks
Germany	$—	$34,519,713	$—
Affiliated Mutual Funds	241,710,611	—	—
Unaffiliated Fund	12,737,220	—	—

Total	$686,276,588	$2,007,323,909	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (8.3% represents investments purchased with collateral from securities on loan)	9.7%
Internet Software & Services	9.2
Textiles, Apparel & Luxury Goods	7.0
Capital Markets	5.7
Banks	4.9
Personal Products	4.3
Semiconductors & Semiconductor Equipment	4.3
Electronic Equipment, Instruments & Components	4.1
Machinery	3.8
Trading Companies & Distributors	3.6
Software	3.5
Chemicals	3.3
Oil, Gas & Consumable Fuels	3.0
IT Services	2.9
Insurance	2.7
Hotels, Restaurants & Leisure	2.6
Health Care Equipment & Supplies	2.5
Building Products	2.4
Automobiles	2.4
Professional Services	2.2
Beverages	2.2
Auto Components	2.1
Pharmaceuticals	1.8

Internet & Direct Marketing Retail	1.6%
Food & Staples Retailing	1.3
Aerospace & Defense	1.1
Household Durables	1.1
Healthcare Equipment & Supplies	1.1
Life Sciences Tools & Services	1.1
Household Products	0.9
Electrical Equipment	0.8
Biotechnology	0.8
Metals & Mining	0.8
Road & Rail	0.7
Energy Equipment & Services	0.6
Health Care Providers & Services	0.6
Diversified Financial Services	0.6
Unaffiliated Fund	0.5
Specialty Retail	0.5
Construction & Engineering	0.5
Media	0.5
Thrifts & Mortgage Finance	0.4
Multiline Retail	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Construction Materials	0.3
Electric Utilities	0.3
Industrial Conglomerates	0.3
Commercial Services & Supplies	0.3
Food Products	0.2

107.8
Liabilities in excess of other assets	(7.8)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2018, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(21,981)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio did not have any change in unrealized appreciation (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$199,562,481	$(199,562,481)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $199,562,481:
Unaffiliated investments (cost $1,892,923,995)	$2,451,889,886
Affiliated investments (cost $241,710,611)	241,710,611
Foreign currency, at value (cost $1,276,755)	1,273,978
Tax reclaim receivable	9,671,857
Receivable for investments sold	6,632,266
Dividends receivable	3,566,269
Receivable for portfolio shares sold	751,739
Receivable from affiliate	114,203
Prepaid expenses	2,476

Total Assets	2,715,613,285

LIABILITIES:
Payable to broker for collateral for securities on loan	206,394,910
Payable for investments purchased	5,870,462
Payable to affiliate	3,853,117
Management fees payable	818,048
Accrued expenses and other liabilities	484,205
Distribution fee payable	84,840
Payable for portfolio shares repurchased	47,105
Foreign capital gains tax liability accrued	14,885
Affiliated transfer agent fee payable	365

Total Liabilities	217,567,937

NET ASSETS	$2,498,045,348

Net assets were comprised of:
Partners Equity	$2,498,045,348

Net asset value and redemption price per share, $2,498,045,348 / 136,889,243 outstanding shares of beneficial interest	$18.25

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,330,998, of which $210,927 is reimbursable by an affiliate)	$30,734,573
Income from securities lending, net (including affiliated income of $481,229)	888,269
Affiliated dividend income	251,139

31,873,981

EXPENSES
Management fees	10,314,846
Distribution fee	3,189,403
Custodian and accounting fees	326,078
Trustees’ fees	17,366
Audit fee	14,341
Legal fees and expenses	8,198
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,913
Miscellaneous	41,786

Total expenses	13,918,397
Less: Fee waivers and/or expense reimbursement	(140,334)

Net expenses	13,778,063

NET INVESTMENT INCOME (LOSS)	18,095,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $23,051) (net of foreign capital gains taxes $(7,178))	105,603,827
Foreign currency transactions	(318,287)

105,285,540

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $15,101) (net of change in foreign capital gains taxes $1,097,826)	(77,579,222)
Foreign currencies	(32,786)

(77,612,008)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	27,673,532

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,769,450

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,095,918	$15,654,800
Net realized gain (loss) on investment and foreign currency transactions	105,285,540	163,789,629
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(77,612,008)	520,310,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,769,450	699,754,634

FUND SHARE TRANSACTIONS:
Fund share sold [3,608,667 and 10,077,102 shares, respectively]	66,063,912	146,531,686
Fund share repurchased [10,486,772 and 14,308,739 shares, respectively]	(192,233,472)	(228,186,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(126,169,560)	(81,654,669)

CAPITAL CONTRIBUTIONS	1,282,431	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,117,679)	618,099,965
NET ASSETS:
Beginning of period	2,577,163,027	1,959,063,062

End of period	$2,498,045,348	$2,577,163,027

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 95.8%	Shares	Value
Australia — 4.7%
AGL Energy Ltd.	464,300	$7,725,383
Ausdrill Ltd.	793,540	1,076,885
Australia & New Zealand Banking Group Ltd.	298,300	6,243,294
Bendigo & Adelaide Bank Ltd.	547,900	4,389,312
BHP Billiton PLC	1,011,007	22,689,436
Caltex Australia Ltd.	238,900	5,749,310
Coca-Cola Amatil Ltd.	333,600	2,269,031
CSR Ltd.	1,070,300	3,631,608
Fortescue Metals Group Ltd.	897,300	2,913,510
Harvey Norman Holdings Ltd.(a)	1,224,000	3,007,032
LendLease Group	598,300	8,760,069
Metcash Ltd.	2,725,199	5,256,178
Mineral Resources Ltd.	497,700	5,892,524
Myer Holdings Ltd.(a)	3,255,300	889,950
Qantas Airways Ltd.	1,938,002	8,824,887
Rio Tinto Ltd.	145,000	8,958,869

		98,277,278

Austria — 0.7%
OMV AG	132,300	7,482,601
voestalpine AG	144,800	6,658,353

		14,140,954

Belgium — 1.1%
AGFA-Gevaert NV*	566,498	2,374,372
Anheuser-Busch InBev SA/NV	127,222	12,832,260
Bekaert SA	60,500	1,960,274
bpost SA	55,400	874,432
UCB SA	54,000	4,233,082

		22,274,420

Brazil — 0.4%
Cielo SA	1,887,300	8,059,038

Canada — 1.8%
Canadian National Railway Co.	98,730	8,075,485
National Bank of Canada	261,500	12,555,342
Suncor Energy, Inc.	435,060	17,704,872

		38,335,699

China — 0.5%
China Resources Cement Holdings Ltd.	6,988,000	7,032,623
Xinyi Solar Holdings Ltd.	10,066,000	3,083,954

		10,116,577

Denmark — 1.0%
Carlsberg A/S (Class B Stock)	90,011	10,590,560
Danske Bank A/S	248,400	7,738,628
Dfds A/S	34,379	2,188,279

		20,517,467

Finland — 1.2%
Sampo OYJ (Class A Stock)	224,457	10,931,224
UPM-Kymmene OYJ	401,400	14,291,905

		25,223,129

France — 10.7%
Air Liquide SA	60,725	7,611,596

COMMON STOCKS (continued)	Shares	Value
France (continued)
Arkema SA	38,800	$4,578,416
Atos SE	60,200	8,185,818
AXA SA	323,600	7,906,780
BNP Paribas SA	105,500	6,525,915
Capgemini SE	98,157	13,154,024
Carrefour SA	324,700	5,237,718
Cie de Saint-Gobain	174,509	7,773,503
Cie Generale des Etablissements Michelin SCA	182,298	22,054,090
CNP Assurances	312,500	7,099,859
Credit Agricole SA	466,400	6,190,317
Engie SA	355,700	5,440,973
Natixis SA	818,900	5,794,179
Orange SA	646,000	10,783,139
Renault SA	73,200	6,201,618
Safran SA	122,530	14,839,001
Sanofi	261,000	20,947,761
SCOR SE	178,700	6,608,523
Societe Generale SA	317,084	13,327,031
TOTAL SA	265,900	16,147,000
Valeo SA.	200,030	10,906,371
Vinci SA	167,475	16,076,138

		223,389,770

Germany — 6.8%
Allianz SE	61,200	12,610,564
Aurubis AG	46,100	3,519,016
BASF SE	98,400	9,394,117
Bayer AG	41,300	4,535,720
Bayerische Motoren Werke AG	81,100	7,330,838
CECONOMY AG(a)	243,500	2,025,088
Covestro AG, 144A	23,800	2,115,432
Daimler AG	195,900	12,548,802
Deutsche Bank AG	380,900	4,075,054
Deutsche Lufthansa AG	362,100	8,675,069
Fresenius SE & Co. KGaA	142,344	11,396,742
METRO AG(a)	349,700	4,309,652
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	47,300	9,944,501
Rheinmetall AG	56,800	6,249,276
SAP SE	193,609	22,345,950
Siemens AG	36,800	4,848,621
Uniper SE	199,400	5,936,707
Volkswagen AG	61,900	10,175,937

		142,037,086

Hong Kong — 2.1%
CK Asset Holdings Ltd.	288,000	2,279,897
Dah Sing Financial Holdings Ltd.	484,312	2,824,194
Kingboard Chemical Holdings Ltd.	1,618,800	5,895,846
Lee & Man Paper Manufacturing Ltd.	5,815,500	5,867,126
Skyworth Digital Holdings Ltd.	7,664,000	3,410,546
Tongda Group Holdings Ltd.	19,670,000	3,975,343
WH Group Ltd., 144A	10,282,000	8,320,057
Wheelock & Co. Ltd.	551,000	3,829,192
Yue Yuen Industrial Holdings Ltd.	2,331,500	6,571,722

		42,973,923

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India — 0.4%
ICICI Bank Ltd., ADR	910,260	$7,309,388

Ireland — 1.1%
C&C Group PLC	728,000	2,752,089
Ryanair Holdings PLC, ADR*(a)	104,378	11,923,100
Smurfit Kappa Group PLC	209,200	8,445,668

		23,120,857

Israel — 0.4%
Bank Hapoalim BM	680,400	4,612,589
Bank Leumi Le-Israel BM	47,158	279,038
Teva Pharmaceutical Industries Ltd.	169,300	4,099,169

		8,990,796

Italy — 1.3%
Astaldi SpA*(a)	168,434	392,409
Danieli & C Officine Meccaniche SpA	75,400	1,871,144
Enel SpA	3,652,700	20,240,299
Leonardo SpA	251,300	2,473,394
Mediobanca Banca di Credito Finanziario SpA	310,000	2,867,513

		27,844,759

Japan — 20.6%
AGC, Inc.	20,200	785,700
Aisin Seiki Co. Ltd.	62,800	2,859,445
Aozora Bank Ltd.	98,300	3,730,643
Astellas Pharma, Inc.	355,700	5,413,250
Central Glass Co. Ltd.	80,400	1,686,006
Daiwa House Industry Co. Ltd.	565,694	19,245,948
Don Quijote Holdings Co. Ltd.	435,200	20,889,043
Dowa Holdings Co. Ltd.	111,400	3,429,783
Enplas Corp.	66,900	1,861,563
Fujikura Ltd.	1,150,000	7,305,135
Fuyo General Lease Co. Ltd.	82,800	5,689,236
Hazama Ando Corp.	528,100	4,800,125
Hitachi High-Technologies Corp.	16,900	687,496
Isuzu Motors Ltd.	1,025,500	13,595,232
ITOCHU Corp.	643,500	11,638,235
Japan Airlines Co. Ltd.	205,800	7,291,715
Japan Aviation Electronics Industry Ltd.	192,000	3,020,067
Kaneka Corp.	422,000	3,779,297
Kao Corp.(a)	132,590	10,106,219
KDDI Corp.	1,088,100	29,753,999
Keihin Corp.	279,200	5,665,632
Keiyo Bank Ltd. (The)	811,000	3,477,418
Makita Corp.	348,400	15,584,990
Marubeni Corp.	1,007,200	7,668,204
Mazda Motor Corp.	323,500	3,968,246
Mitsubishi Gas Chemical Co., Inc.	278,600	6,295,719
Mitsubishi UFJ Financial Group, Inc.	1,645,700	9,322,700
Mitsubishi UFJ Lease & Finance Co. Ltd.	859,800	5,270,894
Mitsui Chemicals, Inc.	220,100	5,849,977
Mizuho Financial Group, Inc.	4,359,500	7,343,515
NEC Corp.	15,500	424,760
Nexon Co. Ltd.*	723,600	10,498,978
Nichi-iko Pharmaceutical Co. Ltd.	84,300	1,242,464
Nippon Suisan Kaisha Ltd.	868,100	4,277,617
Nippon Telegraph & Telephone Corp.	457,300	20,774,230
Nipro Corp.	246,600	2,845,248

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Nishi-Nippon Financial Holdings, Inc.	297,400	$3,467,434
Nissan Motor Co. Ltd.	1,242,100	12,085,875
Nisshinbo Holdings, Inc.	327,400	3,509,280
NTT DOCOMO, Inc.	156,400	3,985,442
Resona Holdings, Inc.	1,895,200	10,100,997
Sawai Pharmaceutical Co. Ltd.	48,200	2,191,992
Seino Holdings Co. Ltd.	121,100	2,142,887
Shin-Etsu Chemical Co. Ltd.	100,500	8,931,279
Shizuoka Gas Co. Ltd.	383,800	3,517,955
SKY Perfect JSAT Holdings, Inc.	1,083,400	5,161,242
Sony Corp.	174,600	8,942,027
Sumitomo Forestry Co. Ltd.	42,500	642,334
Sumitomo Heavy Industries Ltd.	146,400	4,932,660
Sumitomo Mitsui Financial Group, Inc.	556,700	21,714,639
Sumitomo Osaka Cement Co. Ltd.	786,400	3,682,196
Teijin Ltd.	246,600	4,517,149
Toagosei Co. Ltd.	402,100	4,639,963
Toho Holdings Co. Ltd.	183,700	4,478,184
Tokai Rika Co. Ltd.	15,800	299,556
Tokyo Electron Ltd.	22,900	3,930,861
Towa Pharmaceutical Co. Ltd.	50,900	2,723,005
Toyo Tire & Rubber Co. Ltd.(a)	197,300	2,876,400
Toyoda Gosei Co. Ltd.	230,700	5,838,943
Toyota Motor Corp.	67,574	4,369,942
Tsubakimoto Chain Co.	536,000	4,251,053
Ube Industries Ltd.	214,800	5,577,352
Ulvac, Inc.	68,400	2,609,245
United Arrows Ltd.	24,100	898,006
Yamaha Corp.	228,000	11,832,678
Yokohama Rubber Co. Ltd. (The)(a)	347,850	7,215,143

		429,144,448

Liechtenstein — 0.0%
VP Bank AG	1,934	367,954

Luxembourg — 0.3%
Tenaris SA	346,873	6,330,446

Netherlands — 5.5%
ABN AMRO Group NV, GDR, 144A	498,865	12,901,559
Aegon NV	740,800	4,423,037
BE Semiconductor Industries NV	17,900	481,687
ING Groep NV	401,600	5,764,784
Koninklijke Ahold Delhaize NV	456,100	10,890,585
NN Group NV(a)	119,500	4,846,498
Royal Dutch Shell PLC (Class A Stock)	779,289	26,970,331
Royal Dutch Shell PLC (Class B Stock)	710,664	25,450,982
Signify NV, 144A	128,800	3,332,260
Wolters Kluwer NV	347,411	19,516,437

		114,578,160

New Zealand — 0.4%
Air New Zealand Ltd.	3,321,700	7,137,589
SKY Network Television Ltd.	827,900	1,456,486

		8,594,075

Norway — 2.4%
DNB ASA	310,600	6,048,332
Equinor ASA	582,695	15,407,945
Leroy Seafood Group ASA	806,000	5,429,440
Marine Harvest ASA	241,900	4,809,671

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Norway (continued)
Salmar ASA	132,700	$5,565,939
Telenor ASA	630,420	12,911,318

		50,172,645

Portugal — 0.3%
EDP - Energias de Portugal SA	1,720,300	6,818,440

Singapore — 1.0%
DBS Group Holdings Ltd.	761,940	14,817,465
Hong Leong Asia Ltd.*	1,721,000	1,134,035
NetLink NBN Trust, UTS	9,613,400	5,221,223

		21,172,723

South Africa — 0.2%
Investec PLC	451,400	3,191,733

Spain — 1.9%
Banco Santander SA	569,400	3,043,144
Distribuidora Internacional de Alimentacion SA(a)	1,066,700	3,098,701
Gas Natural SDG SA(a)	116,100	3,069,205
Iberdrola SA	1,196,800	9,229,442
Red Electrica Corp. SA(a)	543,587	11,043,539
Repsol SA	481,300	9,394,547

		38,878,578

Sweden — 2.8%
Assa Abloy AB (Class B Stock)	731,304	15,512,130
Boliden AB	216,600	6,990,437
Electrolux AB (Class B Stock)	140,500	3,188,453
Epiroc AB (Class A Stock)*	253,341	2,658,500
JM AB	148,500	2,644,782
Nordea Bank AB	1,734,152	16,635,008
Swedbank AB (Class A Stock)	151,900	3,236,418
Volvo AB (Class B Stock)	454,300	7,220,246

		58,085,974

Switzerland — 7.2%
Adecco Group AG	37,800	2,230,733
Baloise Holding AG	62,200	9,022,555
Credit Suisse Group AG*	328,600	4,913,581
Ferguson PLC	244,000	19,741,485
Georg Fischer AG	254	324,354
Helvetia Holding AG	12,000	6,845,853
Julius Baer Group Ltd.*	170,324	9,976,127
Novartis AG	493,328	37,370,061
Roche Holding AG	82,685	18,344,343
Swiss Life Holding AG*	40,400	14,008,764
Swiss Re AG	120,600	10,529,450
UBS Group AG*	698,300	10,705,192
Zurich Insurance Group AG	22,900	6,772,219

		150,784,717

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	207,637	7,591,209

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S	3,302,393	8,754,669

United Kingdom — 15.8%
3i Group PLC	751,500	8,897,101
Aviva PLC	1,307,500	8,675,369

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Babcock International Group PLC	19,600	$210,591
BAE Systems PLC	1,759,800	14,971,148
Barclays PLC	1,614,300	3,990,117
Barratt Developments PLC	873,300	5,920,018
Bellway PLC	233,370	9,219,454
Berkeley Group Holdings PLC	120,700	6,012,423
Bovis Homes Group PLC	248,000	3,739,273
BP PLC	2,380,200	18,109,775
British American Tobacco PLC	347,827	17,521,206
BT Group PLC	1,976,800	5,670,931
Carillion PLC*^(a)	942,300	124
Centrica PLC	2,374,200	4,929,739
Compass Group PLC	760,208	16,204,297
Debenhams PLC(a)	3,256,300	639,708
Diageo PLC	230,902	8,295,354
GlaxoSmithKline PLC	1,049,500	21,158,887
Go-Ahead Group PLC	148,200	3,096,230
Howden Joinery Group PLC	1,032,170	7,278,779
Inchcape PLC	415,800	4,274,634
Informa PLC	969,574	10,657,625
International Consolidated Airlines Group SA	433,300	3,780,292
J Sainsbury PLC	2,538,800	10,743,608
Kingfisher PLC	1,694,400	6,626,130
Legal & General Group PLC	3,292,800	11,517,669
Lloyds Banking Group PLC	11,415,600	9,471,715
Man Group PLC	1,272,100	2,948,871
Marks & Spencer Group PLC	1,021,000	3,966,038
Marston’s PLC	1,392,600	1,825,353
Meggitt PLC	639,600	4,150,486
Melrose Industries PLC	3,764,641	10,533,701
Old Mutual Ltd.*	1,644,600	3,251,310
Premier Foods PLC*	200,276	99,811
Prudential PLC	1,143,010	26,056,400
Quilter PLC, 144A*	548,200	1,048,476
RELX PLC	152,942	3,266,068
Restaurant Group PLC (The)	379,800	1,406,512
Royal Mail PLC	484,100	3,220,678
RPC Group PLC	249,900	2,460,436
RSA Insurance Group PLC	929,681	8,314,419
SSE PLC	319,800	5,708,601
Tate & Lyle PLC	395,300	3,364,141
Taylor Wimpey PLC	1,548,800	3,645,906
Unilever PLC	290,405	16,042,088
Vesuvius PLC	517,100	4,064,887
William Hill PLC	534,297	2,133,966

		329,120,345

United States — 2.4%
Aon PLC	127,165	17,443,223
Medtronic PLC	205,410	17,585,150
Shire PLC	282,977	15,942,582

		50,970,955

TOTAL COMMON STOCKS (cost $1,861,567,612)		1,997,168,212

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

PREFERRED STOCK — 0.3%	Shares	Value
Germany
Volkswagen AG (PRFC) (cost $7,878,410)	36,738	$6,069,502

	Units
RIGHTS* — 0.0%
Spain
Repsol SA, expiring 07/06/18 (cost $271,175)	481,300	273,219

WARRANTS* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24 (cost $0)	3,331,667	9,862

TOTAL LONG-TERM INVESTMENTS (cost $1,869,717,197)		2,003,520,795

	Shares
SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	49,313,225	49,313,225
PGIM Institutional Money Market Fund (cost $42,897,758; includes $42,747,049 of cash collateral for securities on loan)(b)(w)	42,893,468	42,897,758

Value
TOTAL SHORT-TERM INVESTMENTS (cost $92,210,983)	$92,210,983

TOTAL INVESTMENTS — 100.5% (cost $1,961,928,180)	2,095,731,778
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%	(10,006,630)

NET ASSETS — 100.0%	$2,085,725,148

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $124 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,405,416; cash collateral of $42,747,049 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$98,277,278	$—
Austria	—	14,140,954	—
Belgium	—	22,274,420	—
Brazil	8,059,038	—	—
Canada	38,335,699	—	—
China	—	10,116,577	—
Denmark	—	20,517,467	—
Finland	—	25,223,129	—
France	—	223,389,770	—
Germany	—	142,037,086	—
Hong Kong	—	42,973,923	—
India	7,309,388	—	—
Ireland	11,923,100	11,197,757	—
Israel	—	8,990,796	—
Italy	—	27,844,759	—
Japan	—	429,144,448	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Liechtenstein	$—	$367,954	$—
Luxembourg	—	6,330,446	—
Netherlands	—	114,578,160	—
New Zealand	—	8,594,075	—
Norway	—	50,172,645	—
Portugal	—	6,818,440	—
Singapore	—	21,172,723	—
South Africa	—	3,191,733	—
Spain	—	38,878,578	—
Sweden	2,658,500	55,427,474	—
Switzerland	—	150,784,717	—
Taiwan	7,591,209	—	—
Turkey	—	8,754,669	—
United Kingdom	1,048,476	328,071,745	124
United States	35,028,373	15,942,582	—
Preferred Stocks
Germany	—	6,069,502	—
Rights
Spain	273,219	—	—
Warrants
United States	9,862	—	—
Affiliated Mutual Funds	92,210,983	—	—

Total	$204,447,847	$1,891,283,807	$124

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	10.1%
Insurance	9.0
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	5.9
Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	4.4
Automobiles	3.7
Metals & Mining	3.1
Chemicals	3.0
Auto Components	2.8
Diversified Telecommunication Services	2.7
Electric Utilities	2.5
Capital Markets	2.5
Airlines	2.3
Household Durables	2.3
Trading Companies & Distributors	2.2
Wireless Telecommunication Services	2.0
Machinery	2.0
Food & Staples Retailing	1.9
Beverages	1.8
Aerospace & Defense	1.7
Real Estate Management & Development	1.6
Software	1.6
Food Products	1.5
IT Services	1.4
Multiline Retail	1.4

Personal Products	1.3%
Building Products	1.2
Professional Services	1.2
Hotels, Restaurants & Leisure	1.0
Construction & Engineering	1.0
Electrical Equipment	1.0
Health Care Equipment & Supplies	1.0
Paper & Forest Products	1.0
Multi-Utilities	0.9
Semiconductors & Semiconductor Equipment	0.9
Tobacco	0.8
Media	0.8
Biotechnology	0.8
Health Care Providers & Services	0.8
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.7
Construction Materials	0.7
Road & Rail	0.6
Leisure Products	0.6
Diversified Financial Services	0.5
Containers & Packaging	0.5
Specialty Retail	0.5
Gas Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Energy Equipment & Services	0.3
Independent Power & Renewable Electricity Producers	0.3
Distributors	0.2
Air Freight & Logistics	0.2
Health Care Technology	0.1
Marine	0.1
Technology Hardware, Storage & Peripherals	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Commercial Services & Supplies	0.0%*

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$283,081	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$129,071

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)
Equity contracts	$3,769	$(4,435)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$40,405,416	$(40,405,416)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $40,405,416:
Unaffiliated investments (cost $1,869,717,197)	$2,003,520,795
Affiliated investments (cost $92,210,983)	92,210,983
Foreign currency, at value (cost $17,872,612)	17,738,630
Receivable for investments sold	22,419,962
Tax reclaim receivable	12,995,510
Dividends receivable	4,385,162
Receivable for portfolio shares sold	431,534
Receivable from affiliate	297,761
Prepaid expenses	2,322

Total Assets	2,154,002,659

LIABILITIES:
Payable to broker for collateral for securities on loan	42,747,049
Payable for investments purchased	18,111,648
Payable to affiliate	5,153,763
Payable to custodian	1,212,318
Management fees payable	732,610
Accrued expenses and other liabilities	224,708
Distribution fee payable	70,730
Payable for portfolio shares repurchased	24,320
Affiliated transfer agent fee payable	365

Total Liabilities	68,277,511

NET ASSETS	$2,085,725,148

Net assets were comprised of:
Partners Equity	$2,085,725,148

Net asset value and redemption price per share, $2,085,725,148 / 102,518,499 outstanding shares of beneficial interest	$20.34

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $5,658,578, of which $412,476 is reimbursable by an affiliate)	$47,643,889
Income from securities lending, net (including affiliated income of $376,546)	906,247
Affiliated dividend income	191,411

48,741,547

EXPENSES
Management fees	8,978,883
Distribution fee	2,773,215
Custodian and accounting fees	302,479
Trustees’ fees	15,743
Audit fee	14,281
Legal fees and expenses	7,841
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,735
Miscellaneous	135,530

Total expenses	12,234,173

NET INVESTMENT INCOME (LOSS)	36,507,374

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $27,621)	54,452,861
Foreign currency transactions	(747,049)

53,705,812

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $887)	(188,932,246)
Foreign currencies	(307,777)

(189,240,023)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(135,534,211)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(99,026,837)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$36,507,374	$47,504,218
Net realized gain (loss) on investment and foreign currency transactions	53,705,812	33,935,184
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(189,240,023)	362,013,244

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(99,026,837)	443,452,646

FUND SHARE TRANSACTIONS:
Fund share sold [2,602,289 and 8,344,406 shares, respectively]	54,532,971	154,044,143
Fund share repurchased [8,972,762 and 9,357,351 shares, respectively]	(192,521,715)	(183,964,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(137,988,744)	(29,920,836)

CAPITAL CONTRIBUTIONS	1,070,706	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(235,944,875)	413,531,810
NET ASSETS:
Beginning of period	2,321,670,023	1,908,138,213

End of period	$2,085,725,148	$2,321,670,023

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS	Shares	Value
Australia — 3.5%
BHP Billiton Ltd.	186,763	$4,673,188
BHP Billiton PLC	143,201	3,213,776
Rio Tinto Ltd.	53,290	3,292,539
Rio Tinto PLC	78,763	4,341,295

		15,520,798

Austria — 0.9%
ams AG*	28,193	2,090,797
Erste Group Bank AG*	44,112	1,839,027

		3,929,824

Brazil — 0.6%
Itau Unibanco Holding SA, ADR	274,144	2,845,615

Canada — 0.0%
Nortel Networks Corp.*^	2,492	—

China — 3.4%
Baidu, Inc., ADR*	13,679	3,323,997
China Overseas Land & Investment Ltd.	920,000	3,019,625
CNOOC Ltd.	2,678,000	4,588,875
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	449,000	4,111,796

		15,044,293

Denmark — 1.4%
Novo Nordisk A/S (Class B Stock)	138,856	6,413,837

France — 12.3%
Accor SA	98,129	4,805,965
Airbus SE	50,426	5,884,460
AXA SA	150,359	3,673,843
BNP Paribas SA	86,894	5,375,003
Essilor International Cie Generale d’Optique SA	22,887	3,226,984
Imerys SA	35,411	2,857,920
LVMH Moet Hennessy Louis Vuitton SE	19,051	6,325,301
Orange SA	361,534	6,034,786
Pernod Ricard SA	31,309	5,109,786
Safran SA	50,458	6,110,718
Schneider Electric SE	66,848	5,559,538

		54,964,304

Germany — 8.7%
Allianz SE	31,889	6,570,887
Bayer AG	57,325	6,295,646
Continental AG	27,367	6,228,130
Fresenius Medical Care AG & Co. KGaA	38,332	3,859,709
Linde AG	30,860	7,331,693
SAP SE	75,232	8,683,122

		38,969,187

Hong Kong — 4.0%
AIA Group Ltd.	1,108,200	9,653,986
CK Asset Holdings Ltd.	617,500	4,888,323
CK Hutchison Holdings Ltd.	320,500	3,392,820

		17,935,129

India — 1.2%
HDFC Bank Ltd., ADR	51,185	5,375,449

COMMON STOCKS (continued)	Shares	Value
Japan — 17.5%
Asahi Group Holdings Ltd.	99,600	$5,108,256
Daikin Industries Ltd.	50,700	6,059,314
FANUC Corp.	25,000	4,955,295
Honda Motor Co. Ltd.	210,800	6,180,864
Keyence Corp.	7,800	4,399,313
Komatsu Ltd.	171,500	4,882,362
Kubota Corp.	336,300	5,278,206
Makita Corp.	103,600	4,634,343
Mitsui Fudosan Co. Ltd.	159,900	3,851,715
Nidec Corp.	36,700	5,489,941
Nitto Denko Corp.	34,100	2,574,462
Renesas Electronics Corp.*	277,600	2,713,765
Shin-Etsu Chemical Co. Ltd.	56,500	5,021,067
SMC Corp.	13,523	4,950,646
Sumitomo Mitsui Financial Group, Inc.	181,100	7,063,986
Tokyo Electron Ltd.	29,500	5,063,773

		78,227,308

Macau — 0.9%
Sands China Ltd.	710,800	3,789,551

Netherlands — 6.4%
ASML Holding NV	43,555	8,618,883
ING Groep NV	361,029	5,182,406
Royal Dutch Shell PLC (Class A Stock)	425,125	14,713,107

		28,514,396

Singapore — 1.2%
DBS Group Holdings Ltd.	282,500	5,493,784

South Africa — 0.9%
Naspers Ltd. (Class N Stock)	16,391	4,132,890

South Korea — 1.7%
Samsung Electronics Co. Ltd., GDR	7,355	7,685,975

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	636,055	4,485,827
Industria de Diseno Textil SA	154,347	5,256,157

		9,741,984

Sweden — 1.4%
Atlas Copco AB (Class A Stock)	155,463	4,502,295
Epiroc AB (Class A Stock)*	155,463	1,631,392

		6,133,687

Switzerland — 10.9%
ABB Ltd.	231,044	5,039,978
Cie Financiere Richemont SA	67,699	5,722,899
Ferguson PLC	67,625	5,471,385
Glencore PLC*	1,101,850	5,231,346
LafargeHolcim Ltd., NYSE*	41,127	1,989,028
LafargeHolcim Ltd., OMXS*	34,141	1,660,013
Novartis AG	109,071	8,262,231
Roche Holding AG	37,234	8,260,667
UBS Group AG*	465,208	7,131,807

		48,769,354

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	99,141	3,624,595

United Kingdom — 17.2%
Aviva PLC	796,084	5,282,082

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	121,258	$6,108,170
Burberry Group PLC	270,907	7,699,318
Diageo PLC	188,036	6,755,356
GlaxoSmithKline PLC	283,555	5,716,730
Meggitt PLC	447,677	2,905,061
Persimmon PLC	74,185	2,471,077
Prudential PLC	322,209	7,345,173
RELX NV	246,975	5,250,409
Standard Chartered PLC	451,378	4,100,049
TechnipFMC PLC	57,915	1,841,988
Unilever PLC	191,277	10,566,218
Vodafone Group PLC	2,408,774	5,834,747
WPP PLC	310,551	4,879,243

		76,755,621

TOTAL LONG-TERM INVESTMENTS (cost $374,331,277)		433,867,581

SHORT-TERM INVESTMENTS — 1.6%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	7,100,345	$7,100,345
PGIM Institutional Money Market Fund(w)	36,960	36,963

TOTAL SHORT-TERM INVESTMENTS (cost $7,137,308)		7,137,308

TOTAL INVESTMENTS — 98.7% (cost $381,468,585)		441,004,889
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		5,677,301

NET ASSETS — 100.0%		$446,682,190

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$15,520,798	$—
Austria	—	3,929,824	—
Brazil	2,845,615	—	—
Canada	—	—	—
China	3,323,997	11,720,296	—
Denmark	—	6,413,837	—
France	—	54,964,304	—
Germany	—	38,969,187	—
Hong Kong	—	17,935,129	—
India	5,375,449	—	—
Japan	—	78,227,308	—
Macau	—	3,789,551	—
Netherlands	—	28,514,396	—
Singapore	—	5,493,784	—
South Africa	—	4,132,890	—
South Korea	7,685,975	—	—
Spain	—	9,741,984	—
Sweden	1,631,392	4,502,295	—
Switzerland	—	48,769,354	—
Taiwan	3,624,595	—	—
United Kingdom	—	76,755,621	—
Affiliated Mutual Funds	7,137,308	—	—

Total	$31,624,331	$409,380,558	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	9.3%
Insurance	8.2
Pharmaceuticals	7.8
Machinery	6.9
Semiconductors & Semiconductor Equipment	5.0
Metals & Mining	4.6
Textiles, Apparel & Luxury Goods	4.4
Oil, Gas & Consumable Fuels	4.3
Beverages	3.8
Electrical Equipment	3.6
Chemicals	3.3
Aerospace & Defense	3.3
Real Estate Management & Development	2.6
Personal Products	2.4
Media	2.0
Software	1.9
Hotels, Restaurants & Leisure	1.9
Technology Hardware, Storage & Peripherals	1.7
Affiliated Mutual Funds	1.6

Capital Markets	1.6%
Construction Materials	1.5
Auto Components	1.4
Automobiles	1.4
Tobacco	1.4
Building Products	1.4
Diversified Telecommunication Services	1.4
Wireless Telecommunication Services	1.3
Trading Companies & Distributors	1.2
Specialty Retail	1.2
Professional Services	1.2
Electronic Equipment, Instruments & Components	1.0
Health Care Providers & Services	0.9
Industrial Conglomerates	0.8
Internet Software & Services	0.7
Health Care Equipment & Supplies	0.7
Household Durables	0.6
Energy Equipment & Services	0.4

98.7
Other assets in excess of liabilities	1.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $374,331,277)	$433,867,581
Affiliated investments (cost $7,137,308)	7,137,308
Foreign currency, at value (cost $1,547,604)	1,550,031
Receivable for investments sold	2,888,139
Tax reclaim receivable	1,862,708
Dividends receivable	1,566,184
Receivable for portfolio shares sold	542,465
Receivable from affiliate	37,818
Prepaid expenses	2,967

Total Assets	449,455,201

LIABILITIES:
Payable for investments purchased	1,944,073
Payable to affiliate	557,364
Management fees payable	150,145
Accrued expenses and other liabilities	95,986
Distribution fee payable	15,218
Payable for portfolio shares repurchased	9,860
Affiliated transfer agent fee payable	365

Total Liabilities	2,773,011

NET ASSETS	$446,682,190

Net assets were comprised of:
Partners Equity	$446,682,190

Net asset value and redemption price per share, $446,682,190 / 15,250,228 outstanding shares of beneficial interest	$29.29

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $940,160, of which $58,430 is reimbursable by an affiliate)	$9,296,805
Income from securities lending, net (including affiliated income of $47,946)	68,186
Affiliated dividend income	54,250
Miscellaneous income	3,483

9,422,724

EXPENSES
Management fees	1,651,970
Distribution fee	587,846
Custodian and accounting fees	80,992
Audit fee	12,992
Trustees’ fees	6,918
Legal fees and expenses	5,257
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,171
Miscellaneous	13,719

Total expenses	2,365,331

NET INVESTMENT INCOME (LOSS)	7,057,393

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,046)	7,565,650
Foreign currency transactions	(102,478)

7,463,172

Net change in unrealized appreciation (depreciation) on:
Investments	(37,877,578)
Foreign currencies	(26,659)

(37,904,237)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(30,441,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,383,672)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,057,393	$6,763,230
Net realized gain (loss) on investment and foreign currency transactions	7,463,172	9,634,452
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(37,904,237)	92,892,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,383,672)	109,289,761

FUND SHARE TRANSACTIONS:
Fund share sold [751,349 and 1,866,211 shares, respectively]	23,194,999	50,530,939
Fund share repurchased [1,124,836 and 1,360,235 shares, respectively]	(34,473,996)	(37,774,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,278,997)	12,756,469

CAPITAL CONTRIBUTIONS	99,931	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,562,738)	122,046,230
NET ASSETS:
Beginning of period	481,244,928	359,198,698

End of period	$446,682,190	$481,244,928

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	107,589	$36,097,185

Air Freight & Logistics — 1.0%
FedEx Corp.	53,705	12,194,257

Automobiles — 1.9%
Tesla, Inc.*(a)	68,466	23,480,415

Banks — 3.0%
JPMorgan Chase & Co.	228,640	23,824,288
PNC Financial Services Group, Inc. (The)	95,339	12,880,299

		36,704,587

Beverages — 1.5%
Constellation Brands, Inc. (Class A Stock Stock)	38,970	8,529,364
Monster Beverage Corp.*	179,348	10,276,640

		18,806,004

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	68,461	8,499,433
BioMarin Pharmaceutical, Inc.*	129,961	12,242,326
Celgene Corp.*	77,381	6,145,599
Vertex Pharmaceuticals, Inc.*	59,365	10,089,675

		36,977,033

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	61,412	13,545,645

Chemicals — 0.9%
Albemarle Corp.(a)	115,599	10,904,454

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	104,978	21,938,302

Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	86,538	21,231,233

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill, Inc.*	8,258	3,562,253
Marriott International, Inc. (Class A Stock)	180,683	22,874,468
McDonald’s Corp.	114,688	17,970,463

		44,407,184

Internet & Direct Marketing Retail — 11.5%
Amazon.com, Inc.*	42,400	72,071,520
Booking Holdings, Inc.*	10,195	20,666,183
Netflix, Inc.*	123,813	48,464,123

		141,201,826

Internet Software & Services — 15.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	246,082	45,655,593
Alphabet, Inc. (Class A Stock)*	27,112	30,614,599
Alphabet, Inc. (Class C Stock)*	27,438	30,611,205
Facebook, Inc. (Class A Stock)*	244,796	47,568,759
Tencent Holdings Ltd. (China)	813,730	40,861,780

		195,311,936

IT Services — 10.6%
FleetCor Technologies, Inc.*	86,341	18,187,732
Mastercard, Inc. (Class A Stock)	223,677	43,957,004
PayPal Holdings, Inc.*	226,729	18,879,724
Square, Inc. (Class A Stock)*(a)	121,443	7,485,747

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Visa, Inc. (Class A Stock)(a)	317,862	$42,100,822

		130,611,029

Life Sciences Tools & Services — 1.3%
Illumina, Inc.*	57,347	16,016,444

Machinery — 2.3%
Caterpillar, Inc.	116,127	15,754,950
Parker-Hannifin Corp.	79,100	12,327,735

		28,082,685

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*(a)	99,492	13,764,718

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	131,511	18,765,305

Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom), ADR(a)	266,022	9,340,032
Bristol-Myers Squibb Co.	240,944	13,333,841

		22,673,873

Semiconductors & Semiconductor Equipment — 5.6%
Broadcom, Inc.	99,824	24,221,295
NVIDIA Corp.	126,121	29,878,065
Texas Instruments, Inc.	132,992	14,662,368

		68,761,728

Software — 14.5%
Activision Blizzard, Inc.	231,253	17,649,229
Adobe Systems, Inc.*	145,468	35,466,553
Microsoft Corp.	497,456	49,054,136
Red Hat, Inc.*	127,963	17,194,388
salesforce.com, Inc.*	265,101	36,159,776
Splunk, Inc.*	105,362	10,442,428
Workday, Inc. (Class A Stock)*(a)	103,451	12,529,985

		178,496,495

Specialty Retail — 1.7%
Home Depot, Inc. (The)	108,107	21,091,676

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	261,276	48,364,800

Textiles, Apparel & Luxury Goods — 3.2%
Kering SA (France)	39,355	22,168,694
NIKE, Inc. (Class B Stock)	214,953	17,127,455

		39,296,149

TOTAL LONG-TERM INVESTMENTS (cost $587,292,108)		1,198,724,963

SHORT-TERM INVESTMENTS — 13.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	21,135,588	21,135,588
PGIM Institutional Money Market Fund (cost $139,197,285; includes $138,940,449 of cash collateral for securities on loan)(b)(w)	139,200,825	139,214,745

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $160,332,873)	$160,350,333

TOTAL INVESTMENTS — 110.5% (cost $747,624,981)	1,359,075,296
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%	(129,452,105)

NET ASSETS — 100.0%	$1,229,623,191

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,848,968; cash collateral of $138,940,449 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$36,097,185	$—	$—
Air Freight & Logistics	12,194,257	—	—
Automobiles	23,480,415	—	—
Banks	36,704,587	—	—
Beverages	18,806,004	—	—
Biotechnology	36,977,033	—	—
Capital Markets	13,545,645	—	—
Chemicals	10,904,454	—	—
Food & Staples Retailing	21,938,302	—	—
Health Care Providers & Services	21,231,233	—	—
Hotels, Restaurants & Leisure	44,407,184	—	—
Internet & Direct Marketing Retail	141,201,826	—	—
Internet Software & Services	154,450,156	40,861,780	—
IT Services	130,611,029	—	—
Life Sciences Tools & Services	16,016,444	—	—
Machinery	28,082,685	—	—
Oil, Gas & Consumable Fuels	13,764,718	—	—
Personal Products	18,765,305	—	—
Pharmaceuticals	22,673,873	—	—
Semiconductors & Semiconductor Equipment	68,761,728	—	—
Software	178,496,495	—	—
Specialty Retail	21,091,676	—	—
Technology Hardware, Storage & Peripherals	48,364,800	—	—
Textiles, Apparel & Luxury Goods	17,127,455	22,168,694	—
Affiliated Mutual Funds	160,350,333	—	—

Total	$1,296,044,822	$63,030,474	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Internet Software & Services	15.9%
Software	14.5
Affiliated Mutual Funds (11.3% represents investments purchased with collateral from securities on loan)	13.0
Internet & Direct Marketing Retail	11.5
IT Services	10.6
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	3.9
Hotels, Restaurants & Leisure	3.6
Textiles, Apparel & Luxury Goods	3.2
Biotechnology	3.0
Banks	3.0

Aerospace & Defense	3.0%
Machinery	2.3
Automobiles	1.9
Pharmaceuticals	1.9
Food & Staples Retailing	1.8
Health Care Providers & Services	1.7
Specialty Retail	1.7
Beverages	1.5
Personal Products	1.5
Life Sciences Tools & Services	1.3
Oil, Gas & Consumable Fuels	1.1
Capital Markets	1.1
Air Freight & Logistics	1.0
Chemicals	0.9

110.5
Liabilities in excess of other assets	(10.5)

100.0%

Financial Instruments/Transactions — Summary of Offering and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$134,848,968	$(134,848,968)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $134,848,968:
Unaffiliated investments (cost $587,292,108)	$1,198,724,963
Affiliated investments (cost $160,332,873)	160,350,333
Receivable for investments sold	10,100,233
Tax reclaim receivable	145,066
Dividends receivable	125,856
Receivable for portfolio shares sold	10,341
Prepaid expenses	984

Total Assets	1,369,457,776

LIABILITIES:
Payable to broker for collateral for securities on loan	138,940,449
Management fees payable	371,916
Accrued expenses and other liabilities	256,593
Payable for portfolio shares repurchased	205,697
Distribution fee payable	41,806
Payable to affiliate	17,759
Affiliated transfer agent fee payable	365

Total Liabilities	139,834,585

NET ASSETS	$1,229,623,191

Net assets were comprised of:
Partners Equity	$1,229,623,191

Net asset value and redemption price per share, $1,229,623,191 / 35,729,434 outstanding shares of beneficial interest	$34.41

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $63,660 foreign withholding tax)	$6,509,156
Income from securities lending, net (including affiliated income of $244,680)	360,562
Affiliated dividend income	74,222

6,943,940

EXPENSES
Management fees	4,321,413
Distribution fee	1,510,513
Custodian and accounting fees	65,697
Audit fee	11,009
Trustees’ fees	10,657
Legal fees and expenses	6,228
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,000
Miscellaneous	27,234

Total expenses	5,958,217

NET INVESTMENT INCOME (LOSS)	985,723

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,267))	29,053,300
Foreign currency transactions	6,800

29,060,100

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $22,679)	92,410,782
Foreign currencies	(1,739)

92,409,043

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	121,469,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,454,866

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$985,723	$(1,154,501)
Net realized gain (loss) on investment and foreign currency transactions	29,060,100	74,770,754
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	92,409,043	216,028,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	122,454,866	289,644,793

FUND SHARE TRANSACTIONS:
Fund share sold [1,872,874 and 9,158,891 shares, respectively]	62,426,029	253,647,915
Fund share repurchased [3,241,702 and 6,358,139 shares, respectively]	(107,281,591)	(175,252,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(44,855,562)	78,395,144

CAPITAL CONTRIBUTIONS	12,465	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,611,769	368,039,937
NET ASSETS:
Beginning of period	1,152,011,422	783,971,485

End of period	$1,229,623,191	$1,152,011,422

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value
Air Freight & Logistics — 4.1%
Expeditors International of Washington, Inc.	1,191,461	$87,095,799
United Parcel Service, Inc. (Class B Stock)	268,526	28,525,517

		115,621,316

Beverages — 6.0%
Coca-Cola Co. (The)	1,581,940	69,383,888
Monster Beverage Corp.*	1,776,264	101,779,927

		171,163,815

Biotechnology — 5.0%
Amgen, Inc.	273,430	50,472,444
Regeneron Pharmaceuticals, Inc.*	269,261	92,892,352

		143,364,796

Capital Markets — 4.4%
FactSet Research Systems, Inc.(a)	238,642	47,274,980
SEI Investments Co.	1,235,719	77,257,152

		124,532,132

Communications Equipment — 2.8%
Cisco Systems, Inc.	1,845,959	79,431,616

Consumer Finance — 1.1%
American Express Co.	322,572	31,612,055

Energy Equipment & Services — 2.9%
Schlumberger Ltd.	1,250,958	83,851,715

Food Products — 2.8%
Danone SA (France), ADR(a)	5,392,704	78,625,624

Health Care Equipment & Supplies — 1.7%
Varian Medical Systems, Inc.*	433,872	49,339,924

Health Care Technology — 2.1%
Cerner Corp.*	1,021,428	61,071,180

Hotels, Restaurants & Leisure — 5.3%
Starbucks Corp.	1,376,196	67,227,175
Yum China Holdings, Inc. (China)	987,959	37,996,903
Yum! Brands, Inc.	582,595	45,570,581

		150,794,659

Household Products — 4.5%
Colgate-Palmolive Co.	894,053	57,943,575
Procter & Gamble Co. (The)	913,909	71,339,737

		129,283,312

Internet & Direct Marketing Retail — 7.7%
Amazon.com, Inc.*	129,771	220,584,746

Internet Software & Services — 19.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,004,103	186,291,230
Alphabet, Inc. (Class C Stock)*	77,095	86,011,037
Alphabet, Inc. (Class A Stock)*	76,952	86,893,429
Facebook, Inc. (Class A Stock)*	1,033,179	200,767,343

		559,963,039

IT Services — 7.0%
Automatic Data Processing, Inc.	198,343	26,605,730
Visa, Inc. (Class A Stock)(a)	1,306,690	173,071,091

		199,676,821

COMMON STOCKS (continued)	Shares	Value
Machinery — 2.5%
Deere & Co.	512,129	$71,595,634

Pharmaceuticals — 5.3%
Merck & Co., Inc.	468,505	28,438,254
Novartis AG (Switzerland), ADR	581,091	43,895,614
Novo Nordisk A/S (Denmark), ADR	1,700,786	78,440,250

		150,774,118

Semiconductors & Semiconductor Equipment — 2.6%
QUALCOMM, Inc.	1,343,016	75,370,058

Software — 11.7%
Autodesk, Inc.*	849,660	111,381,929
Microsoft Corp.	906,814	89,420,929
Oracle Corp.	3,045,250	134,173,714

		334,976,572

TOTAL LONG-TERM INVESTMENTS (cost $1,852,828,802)		2,831,633,132

SHORT-TERM INVESTMENTS — 13.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	12,170,622	12,170,622
PGIM Institutional Money Market Fund (cost $383,639,542; includes $382,929,809 of cash collateral for securities on loan)(b)(w)	383,631,955	383,670,319

TOTAL SHORT-TERM INVESTMENTS (cost $395,810,164)		395,840,941

TOTAL INVESTMENTS — 112.9% (cost $2,248,638,966)		3,227,474,073
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9)%		(369,591,593)

NET ASSETS — 100.0%		$2,857,882,480

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $371,426,167; cash collateral of $382,929,809 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$115,621,316	$—	$—
Beverages	171,163,815	—	—
Biotechnology	143,364,796	—	—
Capital Markets	124,532,132	—	—
Communications Equipment	79,431,616	—	—
Consumer Finance	31,612,055	—	—
Energy Equipment & Services	83,851,715	—	—
Food Products	78,625,624	—	—
Health Care Equipment & Supplies	49,339,924	—	—
Health Care Technology	61,071,180	—	—
Hotels, Restaurants & Leisure	150,794,659	—	—
Household Products	129,283,312	—	—
Internet & Direct Marketing Retail	220,584,746	—	—
Internet Software & Services	559,963,039	—	—
IT Services	199,676,821	—	—
Machinery	71,595,634	—	—
Pharmaceuticals	150,774,118	—	—
Semiconductors & Semiconductor Equipment	75,370,058	—	—
Software	334,976,572	—	—
Affiliated Mutual Funds	395,840,941	—	—

Total	$3,227,474,073	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Internet Software & Services	19.6%
Affiliated Mutual Funds (13.4% represents investments purchased with collateral from securities on loan)	13.8
Software	11.7
Internet & Direct Marketing Retail	7.7
IT Services	7.0
Beverages	6.0
Hotels, Restaurants & Leisure	5.3
Pharmaceuticals	5.3
Biotechnology	5.0
Household Products	4.5

Capital Markets	4.4%
Air Freight & Logistics	4.1
Energy Equipment & Services	2.9
Communications Equipment	2.8
Food Products	2.8
Semiconductors & Semiconductor Equipment	2.6
Machinery	2.5
Health Care Technology	2.1
Health Care Equipment & Supplies	1.7
Consumer Finance	1.1

Liabilities in excess of other assets	112.9
(12.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$371,426,167	$(371,426,167)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $371,426,167:
Unaffiliated investments (cost $1,852,828,802)	$2,831,633,132
Affiliated investments (cost $395,810,164)	395,840,941
Receivable for investments sold	15,369,819
Tax reclaim receivable	2,738,353
Dividends receivable	1,956,557
Receivable for portfolio shares sold	26,595
Prepaid expenses	22,942

Total Assets	3,247,588,339

LIABILITIES:
Payable to broker for collateral for securities on loan	382,929,809
Payable for portfolio shares repurchased	4,880,491
Management fees payable	758,992
Accrued expenses and other liabilities	671,607
Payable to affiliate	366,521
Distribution fee payable	98,074
Affiliated transfer agent fee payable	365

Total Liabilities	389,705,859

NET ASSETS	$2,857,882,480

Net assets were comprised of:
Partners Equity	$2,857,882,480

Net asset value and redemption price per share, $2,857,882,480 / 55,428,144 outstanding shares of beneficial interest	$51.56

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $137,491 foreign withholding tax)	$17,887,847
Income from securities lending, net (including affiliated income of $495,422)	556,665
Affiliated dividend income	331,015

18,775,527

EXPENSES
Management fees	10,374,758
Distribution fee	3,664,731
Custodian and accounting fees	92,612
Trustees’ fees	19,676
Audit fee	13,013
Legal fees and expenses	8,610
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,478
Miscellaneous	26,311

Total expenses	14,205,655
Less: Fee waivers and/or expense reimbursement	(879,536)

Net expenses	13,326,119

NET INVESTMENT INCOME (LOSS)	5,449,408

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(9,998))	182,638,161

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $62,568)	(89,158,549)
Foreign currencies	(127)

(89,158,676)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	93,479,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,928,893

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,449,408	$10,974,558
Net realized gain (loss) on investment transactions	182,638,161	125,906,576
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(89,158,676)	611,429,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,928,893	748,310,878

FUND SHARE TRANSACTIONS:
Fund share sold [1,293,822 and 8,527,687 shares, respectively]	66,304,199	384,602,563
Fund share repurchased [5,102,842 and 10,440,101 shares, respectively]	(261,744,364)	(471,619,964)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(195,440,165)	(87,017,401)

CAPITAL CONTRIBUTIONS	159,286	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,351,986)	661,293,477
NET ASSETS:
Beginning of period	2,954,234,466	2,292,940,989

End of period	$2,857,882,480	$2,954,234,466

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS	Shares	Value
Austria — 0.4%
Erste Group Bank AG*	71,483	$2,980,123

Brazil — 0.4%
Ambev SA	551,775	2,559,741

Canada — 2.0%
Canadian National Railway Co.	170,907	13,971,647

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	41,175	4,844,589

France — 9.8%
Air Liquide SA	56,753	7,113,725
Danone SA	164,965	12,044,521
Hermes International	2,523	1,541,187
Legrand SA	82,050	6,009,932
LVMH Moet Hennessy Louis Vuitton SE	49,241	16,348,965
Pernod Ricard SA	82,370	13,443,197
Schneider Electric SE	142,475	11,849,198

		68,350,725

Germany — 6.7%
Bayer AG	174,571	19,172,040
Brenntag AG	65,328	3,629,736
Deutsche Boerse AG	22,867	3,040,266
Linde AG	42,200	10,025,841
Merck KGaA	55,064	5,360,342
MTU Aero Engines AG	30,304	5,804,480

		47,032,705

Israel — 1.2%
Check Point Software Technologies Ltd.*(a)	87,251	8,522,678

Japan — 2.0%
Hoya Corp.	76,200	4,322,749
Kubota Corp.	454,600	7,134,917
Olympus Corp.	64,400	2,409,052

		13,866,718

Macau — 0.2%
Sands China Ltd.	279,600	1,490,656

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	364,898	2,145,632

Netherlands — 2.3%
Akzo Nobel NV	111,405	9,501,997
Heineken NV	67,549	6,767,642

		16,269,639

South Korea — 0.9%
Samsung Electronics Co. Ltd.	145,250	6,084,462

Spain — 1.0%
Aena SME SA, 144A	39,279	7,111,353

Sweden — 1.9%
Essity AB (Class B Stock)	553,411	13,614,786

Switzerland — 7.6%
Adecco Group AG	66,346	3,915,349
Cie Financiere Richemont SA	79,308	6,704,260
Julius Baer Group Ltd.*	69,835	4,090,339
Nestle SA	217,676	16,870,075

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Roche Holding AG	46,533	$10,323,727
Sonova Holding AG	14,911	2,667,333
UBS Group AG*	552,366	8,467,971

		53,039,054

Thailand — 0.2%
Kasikornbank PCL	249,500	1,503,750

United Kingdom — 8.2%
Burberry Group PLC	172,359	4,898,532
Compass Group PLC	350,261	7,466,027
Diageo PLC	412,706	14,826,819
Reckitt Benckiser Group PLC	190,607	15,661,177
Whitbread PLC	76,109	3,967,364
WPP PLC	649,401	10,203,107

		57,023,026

United States — 53.4%
3M Co.	57,804	11,371,203
Abbott Laboratories	157,686	9,617,269
Accenture PLC (Class A Stock)	112,554	18,412,709
American Express Co.	108,479	10,630,941
Amphenol Corp. (Class A Stock)	43,503	3,791,286
Aon PLC	43,343	5,945,359
Aptiv PLC	45,732	4,190,423
AutoZone, Inc.*	5,704	3,826,985
Bank of New York Mellon Corp. (The)	225,258	12,148,164
Cisco Systems, Inc.	133,327	5,737,061
Cognizant Technology Solutions Corp. (Class A Stock)	93,755	7,405,707
Colgate-Palmolive Co.	123,696	8,016,738
Comcast Corp. (Class A Stock)	520,549	17,079,213
Cooper Cos., Inc. (The)	34,751	8,182,123
Coty, Inc. (Class A Stock)(a)	603,758	8,512,988
eBay, Inc.*	162,066	5,876,513
Franklin Resources, Inc.	137,599	4,410,048
Goldman Sachs Group, Inc. (The)	29,761	6,564,384
Harley-Davidson, Inc.	61,305	2,579,714
Honeywell International, Inc.	118,621	17,087,355
Johnson & Johnson	21,333	2,588,546
Kansas City Southern	108,862	11,535,018
Kellogg Co.(a)	104,412	7,295,266
Medtronic PLC	218,234	18,683,013
Microchip Technology, Inc.(a)	35,815	3,257,374
National Oilwell Varco, Inc.(a)	53,189	2,308,403
NOW, Inc.*(a)	30,987	413,057
Omnicom Group, Inc.(a)	51,482	3,926,532
Oracle Corp.	222,644	9,809,695
PayPal Holdings, Inc.*	50,668	4,219,124
PPG Industries, Inc.	40,724	4,224,301
Praxair, Inc.	19,252	3,044,704
Sally Beauty Holdings, Inc.*(a)	135,750	2,176,073
Schlumberger Ltd.	77,516	5,195,897
State Street Corp.	146,703	13,656,582
Stryker Corp.	89,293	15,078,016
Thermo Fisher Scientific, Inc.	100,552	20,828,341
United Parcel Service, Inc. (Class B Stock)	107,701	11,441,077
United Technologies Corp.	59,683	7,462,165
Visa, Inc. (Class A Stock)(a)	150,663	19,955,314
W.W. Grainger, Inc.	3,701	1,141,388

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Walt Disney Co. (The)	126,551	$13,263,810
Waters Corp.*	31,150	6,030,329
Wynn Resorts Ltd.	11,362	1,901,317
Zimmer Biomet Holdings, Inc.	112,104	12,492,870

		373,314,395

TOTAL LONG-TERM INVESTMENTS (cost $557,708,422)		693,725,679

SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	6,079,397	6,079,397
PGIM Institutional Money Market Fund (cost $49,447,528; includes $49,343,458 of cash collateral for securities on loan)(b)(w)	49,443,389	49,448,334

Value
TOTAL SHORT-TERM INVESTMENTS (cost $55,526,925)	$55,527,731

TOTAL INVESTMENTS — 107.1% (cost $613,235,347)	749,253,410
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%	(49,889,879)

NET ASSETS — 100.0%	$699,363,531

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,173,965; cash collateral of $49,343,458 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,980,123	$—
Brazil	2,559,741	—	—
Canada	13,971,647	—	—
Denmark	—	4,844,589	—
France	—	68,350,725	—
Germany	—	47,032,705	—
Israel	8,522,678	—	—
Japan	—	13,866,718	—
Macau	—	1,490,656	—
Mexico	2,145,632	—	—
Netherlands	—	16,269,639	—
South Korea	—	6,084,462	—
Spain	—	7,111,353	—
Sweden	—	13,614,786	—
Switzerland	—	53,039,054	—
Thailand	—	1,503,750	—
United Kingdom	—	57,023,026	—
United States	373,314,395	—	—
Affiliated Mutual Funds	55,527,731	—	—

Total	$456,041,824	$293,211,586	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Health Care Equipment & Supplies	10.5%
Affiliated Mutual Funds (7.1% represents investments purchased with collateral from securities on loan)	7.9
Capital Markets	7.5
IT Services	7.1
Media	6.4
Beverages	6.1
Pharmaceuticals	5.4
Household Products	5.3
Food Products	5.2
Chemicals	4.9
Textiles, Apparel & Luxury Goods	4.2
Industrial Conglomerates	4.1
Life Sciences Tools & Services	3.8
Road & Rail	3.6
Software	2.6
Electrical Equipment	2.6
Hotels, Restaurants & Leisure	2.1

Aerospace & Defense	1.9%
Air Freight & Logistics	1.6
Consumer Finance	1.5
Personal Products	1.2
Energy Equipment & Services	1.1
Machinery	1.0
Transportation Infrastructure	1.0
Banks	0.9
Technology Hardware, Storage & Peripherals	0.9
Specialty Retail	0.9
Insurance	0.9
Internet Software & Services	0.8
Communications Equipment	0.8
Trading Companies & Distributors	0.7
Auto Components	0.6
Professional Services	0.6
Electronic Equipment, Instruments & Components	0.5
Semiconductors & Semiconductor Equipment	0.5
Automobiles	0.4

107.1
Liabilities in excess of other assets	(7.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$48,173,965	$(48,173,965)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $48,173,965:
Unaffiliated investments (cost $557,708,422)	$693,725,679
Affiliated investments (cost $55,526,925)	55,527,731
Cash	44,293
Tax reclaim receivable	2,043,557
Dividends receivable	923,546
Receivable for investments sold	736,200
Receivable for portfolio shares sold	13,559
Receivable from affiliate	4,935
Prepaid expenses	1,751

Total Assets	753,021,251

LIABILITIES:
Payable to broker for collateral for securities on loan	49,343,458
Payable for investments purchased	3,004,290
Payable to affiliate	532,856
Payable for portfolio shares repurchased	319,606
Management fees payable	287,265
Accrued expenses and other liabilities	145,984
Distribution fee payable	23,896
Affiliated transfer agent fee payable	365

Total Liabilities	53,657,720

NET ASSETS	$699,363,531

Net assets were comprised of:
Partners Equity	$699,363,531

Net asset value and redemption price per share, $699,363,531 / 34,824,839 outstanding shares of beneficial interest	$20.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $707,967, of which $5,110 is reimbursable by an affiliate)	$9,139,081
Income from securities lending, net (including affiliated income of $100,975)	146,697
Affiliated dividend income	50,239

9,336,017

EXPENSES
Management fees	2,989,106
Distribution fee	907,519
Custodian and accounting fees	73,943
Audit fee	14,034
Trustees’ fees	8,133
Legal fees and expenses	5,490
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,979
Miscellaneous	14,540

Total expenses	4,018,210

NET INVESTMENT INCOME (LOSS)	5,317,807

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,417)	24,854,790
Foreign currency transactions	(26,581)

24,828,209

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,063)	(45,711,756)
Foreign currencies	(24,197)

(45,735,953)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(20,907,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,589,937)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,317,807	$5,645,792
Net realized gain (loss) on investment and foreign currency transactions	24,828,209	25,982,310
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(45,735,953)	114,984,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,589,937)	146,613,028

FUND SHARE TRANSACTIONS:
Fund share sold [705,839 and 2,719,291 shares, respectively]	14,491,029	50,459,013
Fund share repurchased [2,604,603 and 3,097,213 shares, respectively]	(53,188,019)	(58,427,725)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(38,696,990)	(7,968,712)

CAPITAL CONTRIBUTIONS	136,681	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,150,246)	138,644,316
NET ASSETS:
Beginning of period	753,513,777	614,869,461

End of period	$699,363,531	$753,513,777

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS	Shares	Value
Beverages — 2.0%
Constellation Brands, Inc. (Class A Stock)	88,161	$19,295,798
Monster Beverage Corp.*	69,818	4,000,571
Pernod Ricard SA (France)	19,443	3,173,195

		26,469,564

Biotechnology — 2.0%
Biogen, Inc.*	28,525	8,279,095
BioMarin Pharmaceutical, Inc.*	31,337	2,951,945
Regeneron Pharmaceuticals, Inc.*	8,566	2,955,184
Vertex Pharmaceuticals, Inc.*	70,047	11,905,188

		26,091,412

Capital Markets — 3.3%
Blackstone Group LP (The) (MLP)	107,103	3,445,504
Charles Schwab Corp. (The)	288,131	14,723,494
Intercontinental Exchange, Inc.	181,062	13,317,110
Morgan Stanley	108,791	5,156,693
MSCI, Inc.	39,750	6,575,843

		43,218,644

Chemicals — 1.5%
Sherwin-Williams Co. (The)	46,968	19,142,748

Construction Materials — 1.3%
Vulcan Materials Co.	125,557	16,204,386

Electrical Equipment — 0.8%
AMETEK, Inc.	138,624	10,003,108

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. (Class A Stock)	116,599	10,161,603
FLIR Systems, Inc.	60,863	3,163,050
TE Connectivity Ltd.	66,303	5,971,248

		19,295,901

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	126,328	18,212,708

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	27,840	5,818,003

Health Care Equipment & Supplies — 5.3%
Abbott Laboratories	162,396	9,904,531
Danaher Corp.	228,698	22,567,919
Edwards Lifesciences Corp.*	67,394	9,810,545
Medtronic PLC	180,483	15,451,150
Stryker Corp.	66,906	11,297,747

		69,031,892

Hotels, Restaurants & Leisure — 2.5%
Aramark	69,778	2,588,764
Hilton Worldwide Holdings, Inc.	71,510	5,660,732
Marriott International, Inc. (Class A Stock)	89,718	11,358,299
Six Flags Entertainment Corp.(a)	72,664	5,090,113
Starbucks Corp.	148,648	7,261,455

		31,959,363

Household Products — 0.5%
Colgate-Palmolive Co.	109,538	7,099,158

Industrial Conglomerates — 1.5%
Honeywell International, Inc.	27,399	3,946,826

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Roper Technologies, Inc.	53,916	$14,875,964

		18,822,790

Insurance — 1.1%
Aon PLC	105,443	14,463,616

Internet & Direct Marketing Retail — 10.6%
Amazon.com, Inc.*	47,716	81,107,657
Booking Holdings, Inc.*	8,986	18,215,431
Netflix, Inc.*	97,633	38,216,485

		137,539,573

Internet Software & Services — 12.0%
Alibaba Group Holding Ltd. (China),
ADR*(a)	50,120	9,298,764
Alphabet, Inc. (Class A Stock)*	47,328	53,442,304
Alphabet, Inc. (Class C Stock)*	27,678	30,878,961
Facebook, Inc. (Class A Stock)*	317,440	61,684,941

		155,304,970

IT Services — 15.1%
Cognizant Technology Solutions Corp. (Class A Stock)	106,973	8,449,797
Fidelity National Information Services, Inc.	127,898	13,561,025
Fiserv, Inc.*	332,917	24,665,821
FleetCor Technologies, Inc.*	50,952	10,733,039
Global Payments, Inc.	110,560	12,326,334
Mastercard, Inc. (Class A Stock)	229,823	45,164,816
PayPal Holdings, Inc.*	182,183	15,170,378
Square, Inc. (Class A Stock)*	21,946	1,352,751
Visa, Inc. (Class A Stock)(a)	420,504	55,695,755
Worldpay, Inc. (Class A Stock)*	94,706	7,745,057

		194,864,773

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	138,647	28,719,340

Machinery — 0.7%
Fortive Corp.	113,840	8,778,202

Media — 0.7%
Comcast Corp. (Class A Stock)	287,928	9,446,918

Multiline Retail — 0.4%
Dollar Tree, Inc.*	59,829	5,085,464

Oil, Gas & Consumable Fuels — 1.0%
Concho Resources, Inc.*(a)	29,610	4,096,544
Pioneer Natural Resources Co.	43,415	8,215,855

		12,312,399

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	63,358	9,040,552

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	141,645	7,838,634
Eli Lilly & Co.	46,838	3,996,687
Zoetis, Inc.	194,670	16,583,937

		28,419,258

Professional Services — 1.8%
CoStar Group, Inc.*	1,594	657,732
TransUnion	90,602	6,490,727

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Verisk Analytics, Inc.*	155,347	$16,721,551

		23,870,010

Road & Rail — 1.9%
Canadian Pacific Railway Ltd. (Canada)(a)	58,960	10,790,859
Union Pacific Corp.	96,700	13,700,455

		24,491,314

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	83,543	8,013,445
NVIDIA Corp.	88,625	20,995,263

		29,008,708

Software — 18.1%
Activision Blizzard, Inc.	333,862	25,480,348
Adobe Systems, Inc.*	219,384	53,488,013
Electronic Arts, Inc.*	178,563	25,180,954
Intuit, Inc.	100,468	20,526,115
Microsoft Corp.	754,249	74,376,494
PTC, Inc.*	34,996	3,282,975
salesforce.com, Inc.*	231,407	31,563,915

		233,898,814

Specialty Retail — 0.7%
Ross Stores, Inc.	109,558	9,285,041

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	104,926	19,422,852

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.*	27,375	3,417,769
NIKE, Inc. (Class B Stock)	211,637	16,863,236

		20,281,005

Tobacco — 0.6%
Philip Morris International, Inc.	95,267	7,691,858

TOTAL LONG-TERM INVESTMENTS (cost $812,329,757)		1,283,294,344

SHORT-TERM INVESTMENTS — 6.0%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	11,920,681	$11,920,681
PGIM Institutional Money Market Fund (cost $65,581,295; includes $65,484,392 of cash collateral for securities on loan)(b)(w)	65,575,116	65,581,674

TOTAL SHORT-TERM INVESTMENTS (cost $77,501,976)		77,502,355

TOTAL INVESTMENTS — 105.2% (cost $889,831,733)		1,360,796,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(67,545,502)

NET ASSETS — 100.0%		$1,293,251,197

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,884,184; cash collateral of $65,484,392 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Beverages	$23,296,369	$3,173,195	$—
Biotechnology	26,091,412	—	—
Capital Markets	43,218,644	—	—
Chemicals	19,142,748	—	—
Construction Materials	16,204,386	—	—
Electrical Equipment	10,003,108	—	—
Electronic Equipment, Instruments & Components	19,295,901	—	—
Equity Real Estate Investment Trusts (REITs)	18,212,708	—	—
Food & Staples Retailing	5,818,003	—	—
Health Care Equipment & Supplies	69,031,892	—	—
Hotels, Restaurants & Leisure	31,959,363	—	—
Household Products	7,099,158	—	—
Industrial Conglomerates	18,822,790	—	—
Insurance	14,463,616	—	—
Internet & Direct Marketing Retail	137,539,573	—	—
Internet Software & Services	155,304,970	—	—
IT Services	194,864,773	—	—
Life Sciences Tools & Services	28,719,340	—	—
Machinery	8,778,202	—	—
Media	9,446,918	—	—
Multiline Retail	5,085,464	—	—
Oil, Gas & Consumable Fuels	12,312,399	—	—
Personal Products	9,040,552	—	—
Pharmaceuticals	28,419,258	—	—
Professional Services	23,870,010	—	—
Road & Rail	24,491,314	—	—
Semiconductors & Semiconductor Equipment	29,008,708	—	—
Software	233,898,814	—	—
Specialty Retail	9,285,041	—	—
Technology Hardware, Storage & Peripherals	19,422,852	—	—
Textiles, Apparel & Luxury Goods	20,281,005	—	—
Tobacco	7,691,858	—	—
Affiliated Mutual Funds	77,502,355	—	—

Total	$1,357,623,504	$3,173,195	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Software	18.1%
IT Services	15.1
Internet Software & Services	12.0
Internet & Direct Marketing Retail	10.6
Affiliated Mutual Funds (5.1% represents investments purchased with collateral from securities on loan)	6.0
Health Care Equipment & Supplies	5.3
Capital Markets	3.3
Hotels, Restaurants & Leisure	2.5
Semiconductors & Semiconductor Equipment	2.2
Life Sciences Tools & Services	2.2
Pharmaceuticals	2.2
Beverages	2.0
Biotechnology	2.0
Road & Rail	1.9
Professional Services	1.8
Textiles, Apparel & Luxury Goods	1.6

Technology Hardware, Storage & Peripherals	1.5%
Electronic Equipment, Instruments & Components	1.5
Chemicals	1.5
Industrial Conglomerates	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Construction Materials	1.3
Insurance	1.1
Oil, Gas & Consumable Fuels	1.0
Electrical Equipment	0.8
Media	0.7
Specialty Retail	0.7
Personal Products	0.7
Machinery	0.7
Tobacco	0.6
Household Products	0.5
Food & Staples Retailing	0.5
Multiline Retail	0.4

105.2
Liabilities in excess of other assets	(5.2)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$63,884,184	$(63,884,184)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $63,884,184:
Unaffiliated investments (cost $812,329,757)	$1,283,294,344
Affiliated investments (cost $77,501,976)	77,502,355
Dividends receivable	384,184
Tax reclaim receivable	236,422
Receivable for portfolio shares sold	70,839
Receivable for investments sold	14,453
Prepaid expenses	4,374

Total Assets	1,361,506,971

LIABILITIES:
Payable to broker for collateral for securities on loan	65,484,392
Payable for portfolio shares repurchased	1,982,917
Management fees payable	383,651
Payable to affiliate	233,440
Accrued expenses and other liabilities	126,771
Distribution fee payable	44,238
Affiliated transfer agent fee payable	365

Total Liabilities	68,255,774

NET ASSETS	$1,293,251,197

Net assets were comprised of:
Partners Equity	$1,293,251,197

Net asset value and redemption price per share, $1,293,251,197 / 48,640,080 outstanding shares of beneficial interest	$26.59

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $8,550 foreign withholding tax)	$4,603,433
Affiliated dividend income	122,006
Income from securities lending, net (including affiliated income of $77,608)	77,763

4,803,202

EXPENSES
Management fees	4,522,821
Distribution fee	1,582,191
Custodian and accounting fees	53,782
Audit fee	12,992
Trustees’ fees	10,636
Legal fees and expenses	6,207
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,178
Miscellaneous	14,014

Total expenses	6,208,287
Less: Fee waivers and/or expense reimbursement	(30,764)

Net expenses	6,177,523

NET INVESTMENT INCOME (LOSS)	(1,374,321)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(373))	44,599,951
Foreign currency transactions	422

44,600,373

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,559)	100,940,140
Foreign currencies	3,947

100,944,087

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	145,544,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,170,139

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,374,321)	$(1,214,079)
Net realized gain (loss) on investment and foreign currency transactions	44,600,373	135,459,945
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	100,944,087	157,456,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	144,170,139	291,702,116

FUND SHARE TRANSACTIONS:
Fund share sold [1,871,720 and 10,971,369 shares, respectively]	47,435,975	238,846,944
Fund share repurchased [4,559,834 and 18,602,408 shares, respectively]	(115,649,843)	(383,102,772)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(68,213,868)	(144,255,828)

CAPITAL CONTRIBUTIONS	172,143	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,128,414	147,446,288
NET ASSETS:
Beginning of period	1,217,122,783	1,069,676,495

End of period	$1,293,251,197	$1,217,122,783

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	31,295	$9,245,482
Northrop Grumman Corp.	75,459	23,218,734
United Technologies Corp.	122,572	15,325,177

		47,789,393

Air Freight & Logistics — 0.6%
United Parcel Service, Inc. (Class B Stock)	79,424	8,437,212

Auto Components — 0.9%
Aptiv PLC	141,370	12,953,733

Automobiles — 0.1%
Harley-Davidson, Inc.	50,082	2,107,451

Banks — 14.0%
Citigroup, Inc.	499,404	33,420,116
JPMorgan Chase & Co.	674,045	70,235,489
PNC Financial Services Group, Inc. (The)	166,043	22,432,409
U.S. Bancorp	652,682	32,647,154
Wells Fargo & Co.	912,001	50,561,335

		209,296,503

Beverages — 1.8%
Diageo PLC (United Kingdom)	535,781	19,248,395
PepsiCo, Inc.	69,819	7,601,195

		26,849,590

Building Products — 1.7%
Johnson Controls International PLC	758,062	25,357,174

Capital Markets — 7.7%
Bank of New York Mellon Corp. (The)	301,300	16,249,109
BlackRock, Inc.	35,859	17,895,075
Franklin Resources, Inc.	8,476	271,656
Goldman Sachs Group, Inc. (The)	158,079	34,867,485
Moody’s Corp.	67,207	11,462,826
Nasdaq, Inc.	176,784	16,135,076
State Street Corp.	107,695	10,025,328
T. Rowe Price Group, Inc.	75,578	8,773,850

		115,680,405

Chemicals — 3.2%
DowDuPont, Inc.	82,825	5,459,823
PPG Industries, Inc.	272,068	28,221,614
Sherwin-Williams Co. (The)	34,302	13,980,466

		47,661,903

Consumer Finance — 1.2%
American Express Co.	179,582	17,599,035

Containers & Packaging — 0.4%
Crown Holdings, Inc.*	127,181	5,692,622

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	227,568	11,448,946

Electric Utilities — 2.9%
Duke Energy Corp.	312,453	24,708,783
Southern Co. (The)	265,249	12,283,681
Xcel Energy, Inc.	136,075	6,215,906

		43,208,370

Electrical Equipment — 1.0%
Eaton Corp. PLC	195,087	14,580,802

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services — 1.8%
Schlumberger Ltd.	396,069	$26,548,505

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	28,106	6,376,127

Food Products — 4.2%
Archer-Daniels-Midland Co.	203,368	9,320,355
Danone SA (France)	96,909	7,075,576
General Mills, Inc.	374,050	16,555,453
J.M. Smucker Co. (The)(a)	55,954	6,013,936
Nestle SA (Switzerland)	304,384	23,590,018

		62,555,338

Health Care Equipment & Supplies — 5.3%
Abbott Laboratories	338,910	20,670,121
Danaher Corp.	212,659	20,985,190
Medtronic PLC	439,144	37,595,118

		79,250,429

Health Care Providers & Services — 2.0%
Cigna Corp.	80,742	13,722,103
Express Scripts Holding Co.*	88,494	6,832,622
McKesson Corp.	74,929	9,995,529

		30,550,254

Household Durables — 0.3%
Newell Brands, Inc.	153,178	3,950,461

Household Products — 1.2%
Colgate-Palmolive Co.	47,426	3,073,679
Kimberly-Clark Corp.	43,005	4,530,147
Procter & Gamble Co. (The)	43,742	3,414,501
Reckitt Benckiser Group PLC (United Kingdom)	92,967	7,638,611

		18,656,938

Industrial Conglomerates — 3.1%
3M Co.	87,989	17,309,196
Honeywell International, Inc.	201,333	29,002,019

		46,311,215

Insurance — 7.0%
Aon PLC	200,848	27,550,320
Chubb Ltd.	241,540	30,680,411
MetLife, Inc.	327,355	14,272,677
Travelers Cos., Inc. (The)	260,085	31,818,799

		104,322,207

IT Services — 6.7%
Accenture PLC (Class A Stock)	280,637	45,909,407
Amdocs Ltd.	58,434	3,867,746
Cognizant Technology Solutions Corp. (Class A Stock)	81,674	6,451,429
DXC Technology Co.	96,524	7,780,800
Fidelity National Information Services, Inc.	173,592	18,405,960
Fiserv, Inc.*	199,633	14,790,809
International Business Machines Corp.	28,730	4,013,581

		101,219,732

Leisure Products — 0.2%
Hasbro, Inc.	33,209	3,065,523

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	97,972	$20,293,920

Machinery — 2.2%
Illinois Tool Works, Inc.	90,404	12,524,570
Ingersoll-Rand PLC	120,452	10,808,158
Stanley Black & Decker, Inc.	76,170	10,116,138

		33,448,866

Media — 4.3%
Comcast Corp. (Class A Stock)	994,493	32,629,315
Interpublic Group of Cos., Inc. (The)(a)	514,465	12,059,060
Omnicom Group, Inc.(a)	253,729	19,351,911

		64,040,286

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	90,203	11,404,365
EOG Resources, Inc.	139,816	17,397,305
Exxon Mobil Corp.	132,067	10,925,903
Occidental Petroleum Corp.	143,936	12,044,564

		51,772,137

Personal Products — 0.3%
Coty, Inc. (Class A Stock)(a)	312,665	4,408,577

Pharmaceuticals — 7.1%
Johnson & Johnson	426,077	51,700,183
Merck & Co., Inc.	221,628	13,452,820
Novartis AG (Switzerland)	44,343	3,359,024
Pfizer, Inc.	948,741	34,420,323
Roche Holding AG (Switzerland)	12,717	2,821,370

		105,753,720

Professional Services — 0.6%
Equifax, Inc.	70,536	8,824,759

Road & Rail — 1.7%
Canadian National Railway Co. (Canada)	113,865	9,308,464
Union Pacific Corp.	118,795	16,830,876

		26,139,340

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	67,633	6,487,357
Texas Instruments, Inc.	218,032	24,038,028

		30,525,385

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc.(a)	338,565	7,455,201

Tobacco — 3.4%
Altria Group, Inc.	196,266	11,145,946
Philip Morris International, Inc.	484,912	39,151,795

		50,297,741

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	77,069	$3,305,489

TOTAL LONG-TERM INVESTMENTS (cost $1,294,469,316)		1,477,735,289

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	17,130,692	17,130,692
PGIM Institutional Money Market Fund (cost $36,979,908; includes $36,902,535 of cash collateral for securities on loan)(b)(w)	36,976,210	36,979,908

TOTAL SHORT-TERM INVESTMENTS (cost $54,110,600)		54,110,600

TOTAL INVESTMENTS — 102.3% (cost $1,348,579,916)		1,531,845,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(33,778,562)

NET ASSETS — 100.0%		$1,498,067,327

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,911,643; cash collateral of $36,902,535 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$47,789,393	$—	$—
Air Freight & Logistics	8,437,212	—	—
Auto Components	12,953,733	—	—
Automobiles	2,107,451	—	—
Banks	209,296,503	—	—
Beverages	7,601,195	19,248,395	—
Building Products	25,357,174	—	—
Capital Markets	115,680,405	—	—
Chemicals	47,661,903	—	—
Consumer Finance	17,599,035	—	—
Containers & Packaging	5,692,622	—	—
Diversified Telecommunication Services	11,448,946	—	—
Electric Utilities	43,208,370	—	—
Electrical Equipment	14,580,802	—	—
Energy Equipment & Services	26,548,505	—	—
Equity Real Estate Investment Trusts (REITs)	6,376,127	—	—
Food Products	31,889,744	30,665,594	—
Health Care Equipment & Supplies	79,250,429	—	—
Health Care Providers & Services	30,550,254	—	—
Household Durables	3,950,461	—	—
Household Products	11,018,327	7,638,611	—
Industrial Conglomerates	46,311,215	—	—
Insurance	104,322,207	—	—
IT Services	101,219,732	—	—
Leisure Products	3,065,523	—	—
Life Sciences Tools & Services	20,293,920	—	—
Machinery	33,448,866	—	—
Media	64,040,286	—	—
Oil, Gas & Consumable Fuels	51,772,137	—	—
Personal Products	4,408,577	—	—
Pharmaceuticals	99,573,326	6,180,394	—
Professional Services	8,824,759	—	—
Road & Rail	26,139,340	—	—
Semiconductors & Semiconductor Equipment	30,525,385	—	—
Textiles, Apparel & Luxury Goods	7,455,201	—	—
Tobacco	50,297,741	—	—
Trading Companies & Distributors	3,305,489	—	—
Affiliated Mutual Funds	54,110,600	—	—

Total	$1,468,112,895	$63,732,994	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	14.0%
Capital Markets	7.7
Pharmaceuticals	7.1
Insurance	7.0
IT Services	6.7
Health Care Equipment & Supplies	5.3
Media	4.3
Food Products	4.2
Affiliated Mutual Funds (2.5% represents investmentspurchased with collateral from securities on loan)	3.6
Oil, Gas & Consumable Fuels	3.4
Tobacco	3.4
Aerospace & Defense	3.2
Chemicals	3.2
Industrial Conglomerates	3.1
Electric Utilities	2.9
Machinery	2.2
Health Care Providers & Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Beverages	1.8

Energy Equipment & Services	1.8%
Road & Rail	1.7
Building Products	1.7
Life Sciences Tools & Services	1.3
Household Products	1.2
Consumer Finance	1.2
Electrical Equipment	1.0
Auto Components	0.9
Diversified Telecommunication Services	0.8
Professional Services	0.6
Air Freight & Logistics	0.6
Textiles, Apparel & Luxury Goods	0.5
Equity Real Estate Investment Trusts (REITs)	0.4
Containers & Packaging	0.4
Personal Products	0.3
Household Durables	0.3
Trading Companies & Distributors	0.2
Leisure Products	0.2
Automobiles	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/Received(1)	Net Amount
Securities on Loan	$35,911,643	$(35,911,643)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $35,911,643:
Unaffiliated investments (cost $1,294,469,316)	$1,477,735,289
Affiliated investments (cost $54,110,600)	54,110,600
Cash	84,254
Dividends and interest receivable	2,108,223
Receivable for investments sold	1,451,052
Tax reclaim receivable	818,653
Prepaid expenses	1,359

Total Assets	1,536,309,430

LIABILITIES:
Payable to broker for collateral for securities on loan	36,902,535
Management fees payable	434,294
Payable for portfolio shares repurchased	387,712
Payable for investments purchased	277,232
Accrued expenses and other liabilities	118,285
Payable to affiliate	70,423
Distribution fee payable	51,257
Affiliated transfer agent fee payable	365

Total Liabilities	38,242,103

NET ASSETS	$1,498,067,327

Net assets were comprised of:
Partners Equity	$1,498,067,327

Net asset value and redemption price per share, $1,498,067,327 / 77,485,396 outstanding shares of beneficial interest	$19.33

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $193,477 foreign withholding tax)	$17,764,820
Affiliated dividend income	155,350
Income from securities lending, net (including affiliated income of $62,661)	72,433
Interest income	11

17,992,614

EXPENSES
Management fees	5,108,653
Distribution fee	1,927,889
Custodian and accounting fees	65,673
Audit fee	12,992
Trustees’ fees	12,423
Legal fees and expenses	6,559
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,239
Miscellaneous	15,793

Total expenses	7,155,687

NET INVESTMENT INCOME (LOSS)	10,836,927

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(652))	18,590,945
Foreign currency transactions	(12,597)

18,578,348

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,674)	(89,452,239)
Foreign currencies	(14,347)

(89,466,586)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(70,888,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(60,051,311)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,836,927	$17,320,903
Net realized gain (loss) on investment and foreign currency transactions	18,578,348	42,926,724
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(89,466,586)	153,585,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(60,051,311)	213,833,360

FUND SHARE TRANSACTIONS:
Fund share sold [1,786,316 and 17,748,787 shares, respectively]	35,875,240	332,324,979
Fund share repurchased [2,863,975 and 6,910,636 shares, respectively]	(56,959,618)	(127,350,754)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(21,084,378)	204,974,225

CAPITAL CONTRIBUTIONS	21,737	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,113,952)	418,807,585
NET ASSETS:
Beginning of period	1,579,181,279	1,160,373,694

End of period	$1,498,067,327	$1,579,181,279

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.3%
Esterline Technologies Corp.*	33,600	$2,479,680
General Dynamics Corp.	57,500	10,718,575
Hexcel Corp.(a)	63,100	4,188,578
Huntington Ingalls Industries, Inc.	9,300	2,016,147
Spirit AeroSystems Holdings, Inc. (Class A Stock)	134,000	11,511,940

		30,914,920

Airlines — 2.4%
Alaska Air Group, Inc.	36,500	2,204,235
American Airlines Group, Inc.	256,800	9,748,128
JetBlue Airways Corp.*	175,900	3,338,582
United Continental Holdings, Inc.*	99,900	6,966,027

		22,256,972

Auto Components — 1.5%
BorgWarner, Inc.	56,000	2,416,960
Goodyear Tire & Rubber Co. (The)	192,100	4,474,009
Lear Corp.	35,600	6,614,836

		13,505,805

Automobiles — 0.3%
Harley-Davidson, Inc.	62,300	2,621,584

Banks — 7.0%
BankUnited, Inc.	199,100	8,133,235
BB&T Corp.	113,600	5,729,984
CIT Group, Inc.	51,200	2,580,992
Citizens Financial Group, Inc.	171,800	6,683,020
Comerica, Inc.	74,800	6,800,816
Fifth Third Bancorp	288,900	8,291,430
KeyCorp	834,800	16,311,992
Regions Financial Corp.	572,600	10,180,828

		64,712,297

Beverages — 0.7%
Molson Coors Brewing Co. (Class B Stock)	88,900	6,048,756

Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc.*	32,100	3,985,215

Building Products — 1.2%
Johnson Controls International PLC	255,392	8,542,862
Owens Corning	42,800	2,712,236

		11,255,098

Capital Markets — 1.4%
Ameriprise Financial, Inc.	46,500	6,504,420
State Street Corp.	68,500	6,376,665

		12,881,085

Chemicals — 4.4%
Ashland Global Holdings, Inc.	77,000	6,019,860
Cabot Corp.	77,800	4,805,706
Celanese Corp. (Class A Stock)	78,313	8,697,442
Eastman Chemical Co.	78,500	7,846,860
Huntsman Corp.	250,200	7,305,840
Valvoline, Inc.	295,691	6,378,056

		41,053,764

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies — 1.3%
Covanta Holding Corp.(a)	559,500	$9,231,750
LSC Communications, Inc.	28,659	448,800
Pitney Bowes, Inc.	205,300	1,759,421
RR Donnelley & Sons Co.	76,426	440,214

		11,880,185

Communications Equipment — 2.2%
ARRIS International PLC*	207,000	5,060,115
Ciena Corp.*(a)	256,800	6,807,768
F5 Networks, Inc.*	26,200	4,518,190
Juniper Networks, Inc.	153,300	4,203,486

		20,589,559

Construction & Engineering — 0.8%
Valmont Industries, Inc.	46,200	6,964,650

Consumer Finance — 1.4%
Discover Financial Services	91,600	6,449,556
Navient Corp.	140,400	1,829,412
Nelnet, Inc. (Class A Stock)	76,900	4,491,729

		12,770,697

Containers & Packaging — 0.4%
Owens-Illinois, Inc.*	166,900	2,805,589
WestRock Co.	14,220	810,824

		3,616,413

Diversified Financial Services — 0.3%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	2,862,143

Electric Utilities — 3.1%
Edison International	145,500	9,205,785
Entergy Corp.(a)	112,500	9,088,875
FirstEnergy Corp.	302,500	10,862,775

		29,157,435

Electrical Equipment — 0.4%
Acuity Brands, Inc.(a)	34,300	3,974,341

Electronic Equipment, Instruments & Components — 2.4%
Flex Ltd.*	558,700	7,883,257
Itron, Inc.*	58,996	3,542,710
Methode Electronics, Inc.	61,500	2,478,450
Sanmina Corp.*	42,200	1,236,460
Tech Data Corp.*	59,100	4,853,292
TTM Technologies, Inc.*(a)	125,400	2,210,802

		22,204,971

Energy Equipment & Services — 0.4%
McDermott International, Inc.*(a)	186,233	3,659,478

Equity Real Estate Investment Trusts (REITs) — 7.8%
Ashford Hospitality Trust, Inc.	198,300	1,606,230
Braemar Hotels & Resorts, Inc.	25,065	286,242
CBL & Associates Properties, Inc.(a)	304,681	1,697,073
CoreCivic, Inc.	239,200	5,714,488
DDR Corp.(a)	150,850	2,700,215
Franklin Street Properties Corp.	320,400	2,742,624
Gaming and Leisure Properties, Inc.	59,300	2,122,940
Government Properties Income Trust(a)	147,100	2,331,535
Hospitality Properties Trust	160,300	4,586,183
Host Hotels & Resorts, Inc.	161,200	3,396,484

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes, Inc.	231,318	$5,334,193
Lexington Realty Trust(a)	438,300	3,826,359
Mack-Cali Realty Corp.	211,500	4,289,220
Medical Properties Trust, Inc.(a)	250,300	3,514,212
New Senior Investment Group, Inc.(a)	184,291	1,395,083
Omega Healthcare Investors, Inc.(a)	131,100	4,064,100
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	3,196,772
Sabra Health Care REIT, Inc.	126,243	2,743,260
Select Income REIT	132,800	2,984,016
Senior Housing Properties Trust(a)	284,784	5,151,743
Summit Hotel Properties, Inc.	125,000	1,788,750
VEREIT, Inc.	515,653	3,836,458
Xenia Hotels & Resorts, Inc.	133,100	3,242,316

		72,550,496

Food & Staples Retailing — 0.8%
Kroger Co. (The)	233,200	6,634,540
SUPERVALU, Inc.*(a)	49,557	1,016,910

		7,651,450

Food Products — 3.7%
Archer-Daniels-Midland Co.	52,700	2,415,241
Hain Celestial Group, Inc. (The)*	276,200	8,230,760
J.M. Smucker Co. (The)(a)	33,700	3,622,076
Pilgrim’s Pride Corp.*(a)	124,600	2,508,198
Sanderson Farms, Inc.(a)	41,200	4,332,180
TreeHouse Foods, Inc.*(a)	181,600	9,535,816
Tyson Foods, Inc. (Class A Stock)	49,800	3,428,730

		34,073,001

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	98,900	11,021,416

Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	55,100	2,690,533
Cigna Corp.	10,800	1,835,460
HCA Healthcare, Inc.	74,400	7,633,440
Laboratory Corp. of America Holdings*	13,200	2,369,796
Molina Healthcare, Inc.*(a)	51,200	5,014,528
Owens & Minor, Inc.(a)	83,300	1,391,943

		20,935,700

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.(a)	134,300	6,392,680
SeaWorld Entertainment, Inc.*(a)	263,400	5,747,388
Wyndham Destinations, Inc.	45,300	2,005,431
Wyndham Hotels & Resorts, Inc.	45,300	2,664,999

		16,810,498

Household Durables — 1.8%
Ethan Allen Interiors, Inc.(a)	56,239	1,377,856
PulteGroup, Inc.	110,100	3,165,375
Whirlpool Corp.(a)	80,300	11,742,269

		16,285,500

Independent Power & Renewable Electricity Producers — 1.3%
AES Corp.	875,700	11,743,137

Insurance — 5.5%
Aflac, Inc.	87,800	3,777,156
Allstate Corp. (The)	55,400	5,056,358

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
American Financial Group, Inc.	21,758	$2,335,286
Everest Re Group Ltd.	20,700	4,770,935
Hartford Financial Services Group, Inc. (The)	113,000	5,777,690
Lincoln National Corp.	119,200	7,420,200
Maiden Holdings Ltd.	189,700	1,470,175
Old Republic International Corp.	95,100	1,893,441
Principal Financial Group, Inc.	64,300	3,404,685
Reinsurance Group of America, Inc.	33,200	4,431,536
Universal Insurance Holdings, Inc.(a)	98,282	3,449,698
Unum Group	186,100	6,883,839
Validus Holdings Ltd.	100	6,760

		50,677,759

IT Services — 2.3%
Amdocs Ltd.	56,400	3,733,116
Conduent, Inc.*	352,300	6,401,291
Convergys Corp.	152,500	3,727,100
Teradata Corp.*(a)	142,229	5,710,494
Travelport Worldwide Ltd.	109,300	2,026,422

		21,598,423

Leisure Products — 0.2%
Brunswick Corp.	34,900	2,250,352

Machinery — 2.8%
AGCO Corp.	28,000	1,700,160
Briggs & Stratton Corp.	150,500	2,650,305
Cummins, Inc.	36,000	4,788,000
Meritor, Inc.*	225,000	4,628,250
Oshkosh Corp.	43,200	3,037,824
Snap-on, Inc.(a)	16,500	2,651,880
Trinity Industries, Inc.	95,900	3,285,534
Wabash National Corp.(a)	146,800	2,739,288

		25,481,241

Media — 2.0%
AMC Networks, Inc. (Class A Stock)*(a)	72,900	4,534,380
Gannett Co., Inc.(a)	46,949	502,354
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	1,820,547
Lions Gate Entertainment Corp. (Class B Stock)(a)	73,350	1,720,791
MSG Networks, Inc. (Class A Stock)*(a)	258,600	6,193,470
TEGNA, Inc.	93,900	1,018,815
Viacom, Inc. (Class B Stock)	84,200	2,539,472

		18,329,829

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	45,900	4,018,086

Mortgage Real Estate Investment Trusts (REITs) — 2.2%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	105,574	3,318,191
Granite Point Mortgage Trust, Inc.	29,168	535,233
MFA Financial, Inc.	357,400	2,709,092
PennyMac Mortgage Investment Trust(a)	124,800	2,369,952
Starwood Property Trust, Inc.(a)	414,900	9,007,479
Two Harbors Investment Corp.(a)	153,900	2,431,620

		20,371,567

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail — 2.4%
Big Lots, Inc.	48,100	$2,009,618
Dillard’s, Inc. (Class A Stock)(a)	41,600	3,931,200
Kohl’s Corp.(a)	122,805	8,952,485
Macy’s, Inc.	190,600	7,134,158

		22,027,461

Multi-Utilities — 1.4%
Public Service Enterprise Group, Inc.	113,400	6,139,476
SCANA Corp.	63,800	2,457,576
Vectren Corp.	56,200	4,015,490

		12,612,542

Oil, Gas & Consumable Fuels — 6.8%
Andeavor	47,100	6,178,578
Cabot Oil & Gas Corp.	298,100	7,094,780
Cimarex Energy Co.	23,900	2,431,586
Devon Energy Corp.	173,000	7,605,080
Gulfport Energy Corp.*	135,400	1,701,978
Marathon Petroleum Corp.	76,800	5,388,288
Newfield Exploration Co.*	79,100	2,392,775
ONEOK, Inc.	135,700	9,475,931
PBF Energy, Inc. (Class A Stock)	100,400	4,209,772
SRC Energy, Inc.*	331,477	3,652,877
Valero Energy Corp.	57,000	6,317,310
Williams Cos., Inc. (The)	250,100	6,780,211

		63,229,166

Paper & Forest Products — 0.4%
Domtar Corp.	71,600	3,418,184

Pharmaceuticals — 2.2%
Jazz Pharmaceuticals PLC*	27,800	4,789,940
Lannett Co., Inc.*(a)	29,200	397,120
Mylan NV*	66,800	2,414,152
Perrigo Co. PLC	98,451	7,178,062
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	227,800	5,540,096

		20,319,370

Professional Services — 0.4%
ManpowerGroup, Inc.	41,800	3,597,308

Road & Rail — 0.3%
Ryder System, Inc.	40,800	2,931,888

Semiconductors & Semiconductor Equipment — 2.8%
Amkor Technology, Inc.*	321,928	2,765,362
Lam Research Corp.(a)	35,000	6,049,750
ON Semiconductor Corp.*	317,000	7,048,495
Skyworks Solutions, Inc.	80,500	7,780,325
Xcerra Corp.*	145,248	2,029,115

		25,673,047

Software — 2.0%
CA, Inc.	85,500	3,048,075
Check Point Software Technologies Ltd. (Israel)*(a)	101,800	9,943,824
Nuance Communications, Inc.*	420,000	5,831,700

		18,823,599

Specialty Retail — 3.8%
Aaron’s, Inc.	53,100	2,307,195

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Bed Bath & Beyond, Inc.(a)	58,200	$1,159,635
Best Buy Co., Inc.	104,050	7,760,049
Chico’s FAS, Inc.	425,100	3,460,314
Children’s Place, Inc. (The)(a)	16,800	2,029,440
Foot Locker, Inc.	42,000	2,211,300
GameStop Corp. (Class A Stock)(a)	103,100	1,502,167
Group 1 Automotive, Inc.	31,030	1,954,890
Murphy USA, Inc.*(a)	53,000	3,937,370
Office Depot, Inc.	414,700	1,057,485
Party City Holdco, Inc.*(a)	277,200	4,227,300
Penske Automotive Group, Inc.(a)	77,200	3,616,820

		35,223,965

Technology Hardware, Storage & Peripherals — 3.3%
HP, Inc.	174,200	3,952,598
NCR Corp.*	131,200	3,933,376
Seagate Technology PLC	97,000	5,477,590
Western Digital Corp.	177,800	13,763,498
Xerox Corp.	144,475	3,467,400

		30,594,462

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.*	193,500	2,074,320
Radian Group, Inc.	180,083	2,920,946

		4,995,266

Trading Companies & Distributors — 1.7%
AerCap Holdings NV (Ireland)*	234,400	12,692,760
Aircastle Ltd.	165,598	3,394,759

		16,087,519

TOTAL LONG-TERM INVESTMENTS (cost $757,725,130)		920,247,600

SHORT-TERM INVESTMENTS — 17.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	4,944,920	4,944,920
PGIM Institutional Money Market Fund (cost $158,478,023; includes $158,181,992 of cash collateral for securities on loan)(b)(w)	158,475,295	158,491,142

TOTAL SHORT-TERM INVESTMENTS (cost $163,422,943)		163,436,062

TOTAL INVESTMENTS — 117.1% (cost $921,148,073)		1,083,683,662
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.1)%		(158,334,224)

NET ASSETS — 100.0%		$925,349,438

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,388,759; cash collateral of $158,181,992 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$30,914,920	$—	$—
Airlines	22,256,972	—	—
Auto Components	13,505,805	—	—
Automobiles	2,621,584	—	—
Banks	64,712,297	—	—
Beverages	6,048,756	—	—
Biotechnology	3,985,215	—	—
Building Products	11,255,098	—	—
Capital Markets	12,881,085	—	—
Chemicals	41,053,764	—	—
Commercial Services & Supplies	11,880,185	—	—
Communications Equipment	20,589,559	—	—
Construction & Engineering	6,964,650	—	—
Consumer Finance	12,770,697	—	—
Containers & Packaging	3,616,413	—	—
Diversified Financial Services	2,862,143	—	—
Electric Utilities	29,157,435	—	—
Electrical Equipment	3,974,341	—	—
Electronic Equipment, Instruments & Components	22,204,971	—	—
Energy Equipment & Services	3,659,478	—	—
Equity Real Estate Investment Trusts (REITs)	72,550,496	—	—
Food & Staples Retailing	7,651,450	—	—
Food Products	34,073,001	—	—
Health Care Equipment & Supplies	11,021,416	—	—
Health Care Providers & Services	20,935,700	—	—
Hotels, Restaurants & Leisure	16,810,498	—	—
Household Durables	16,285,500	—	—
Independent Power & Renewable Electricity Producers	11,743,137	—	—
Insurance	50,677,759	—	—
IT Services	21,598,423	—	—
Leisure Products	2,250,352	—	—
Machinery	25,481,241	—	—
Media	18,329,829	—	—
Metals & Mining	4,018,086	—	—
Mortgage Real Estate Investment Trusts (REITs)	20,371,567	—	—
Multiline Retail	22,027,461	—	—
Multi-Utilities	12,612,542	—	—
Oil, Gas & Consumable Fuels	63,229,166	—	—
Paper & Forest Products	3,418,184	—	—
Pharmaceuticals	20,319,370	—	—
Professional Services	3,597,308	—	—
Road & Rail	2,931,888	—	—
Semiconductors & Semiconductor Equipment	25,673,047	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Software	$18,823,599	$—	$—
Specialty Retail	35,223,965	—	—
Technology Hardware, Storage & Peripherals	30,594,462	—	—
Thrifts & Mortgage Finance	4,995,266	—	—
Trading Companies & Distributors	16,087,519	—	—
Affiliated Mutual Funds	163,436,062	—	—

Total	$1,083,683,662	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to the report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (17.1% represents investments purchased with collateral from securities on loan)	17.7%
Equity Real Estate Investment Trusts (REITs)	7.8
Banks	7.0
Oil, Gas & Consumable Fuels	6.8
Insurance	5.5
Chemicals	4.4
Specialty Retail	3.8
Food Products	3.7
Aerospace & Defense	3.3
Technology Hardware, Storage & Peripherals	3.3
Electric Utilities	3.1
Semiconductors & Semiconductor Equipment	2.8
Machinery	2.8
Airlines	2.4
Electronic Equipment, Instruments & Components	2.4
Multiline Retail	2.4
IT Services	2.3
Health Care Providers & Services	2.3
Communications Equipment	2.2
Mortgage Real Estate Investment Trusts (REITs)	2.2
Pharmaceuticals	2.2
Software	2.0
Media	2.0

Hotels, Restaurants & Leisure	1.8%
Household Durables	1.8
Trading Companies & Distributors	1.7
Auto Components	1.5
Capital Markets	1.4
Consumer Finance	1.4
Multi-Utilities	1.4
Commercial Services & Supplies	1.3
Independent Power & Renewable Electricity Producers	1.3
Building Products	1.2
Health Care Equipment & Supplies	1.2
Food & Staples Retailing	0.8
Construction & Engineering	0.8
Beverages	0.7
Thrifts & Mortgage Finance	0.5
Metals & Mining	0.4
Biotechnology	0.4
Electrical Equipment	0.4
Energy Equipment & Services	0.4
Containers & Packaging	0.4
Professional Services	0.4
Paper & Forest Products	0.4
Road & Rail	0.3
Diversified Financial Services	0.3
Automobiles	0.3
Leisure Products	0.2

117.1
Liabilities in excess of other assets	(17.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$153,388,759	$(153,388,759)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $153,388,759:
Unaffiliated investments (cost $757,725,130)	$920,247,600
Affiliated investments (cost $163,422,943)	163,436,062
Dividends receivable	2,085,375
Receivable for investments sold	1,911,351
Receivable for portfolio shares sold	6,443
Tax reclaim receivable	3,899
Prepaid expenses	9,073

Total Assets	1,087,699,803

LIABILITIES:
Payable to broker for collateral for securities on loan	158,181,992
Payable for investments purchased	1,842,170
Loan payable	776,000
Payable for portfolio shares repurchased	602,685
Management fees payable	339,184
Payable to custodian	287,478
Accrued expenses and other liabilities	286,656
Distribution fee payable	31,917
Payable to affiliate	1,918
Affiliated transfer agent fee payable	365

Total Liabilities	162,350,365

NET ASSETS	$925,349,438

Net assets were comprised of:
Partners Equity	$925,349,438

Net asset value and redemption price per share, $925,349,438 / 26,574,380 outstanding shares of beneficial interest	$34.82

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $4,985, of which $34 is reimbursable by an affiliate)	$10,088,386
Income from securities lending, net (including affiliated income of $290,539)	321,608
Affiliated dividend income	33,314

10,443,308

EXPENSES
Management fees	3,452,141
Distribution fee	1,201,167
Custodian and accounting fees	60,265
Audit fee	12,992
Trustees’ fees	9,381
Legal fees and expenses	5,859
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,339
Miscellaneous	15,180

Total expenses	4,762,790
Less: Fee waivers and/or expense reimbursement	(9,609)

Net expenses	4,753,181

NET INVESTMENT INCOME (LOSS)	5,690,127

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(9,640))	47,783,576

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $28,368)	(56,124,204)
Foreign currencies	(20)

(56,124,224)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(8,340,648)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,650,521)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,690,127	$11,882,852
Net realized gain (loss) on investment transactions	47,783,576	69,478,569
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(56,124,224)	43,798,071

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,650,521)	125,159,492

FUND SHARE TRANSACTIONS:
Fund share sold [233,944 and 1,809,635 shares, respectively]	8,166,119	58,316,523
Fund share repurchased [2,565,616 and 2,835,399 shares, respectively]	(89,292,333)	(92,804,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(81,126,214)	(34,488,425)

CAPITAL CONTRIBUTIONS	335	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,776,400)	90,671,067
NET ASSETS:
Beginning of period	1,009,125,838	918,454,771

End of period	$925,349,438	$1,009,125,838

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 94.8%	Shares	Value
Argentina — 0.6%
Adecoagro SA*	33,500	$266,325
Banco Macro SA, ADR	1,290	75,839
BBVA Banco Frances SA, ADR	5,600	69,216
Cresud SACIF y A, ADR	16,500	244,530
Grupo Financiero Galicia SA, ADR	4,830	159,293
MercadoLibre, Inc.	2,178	651,070
Pampa Energia SA*	43,686	61,923
Pampa Energia SA, ADR*	7,896	282,440
Telecom Argentina SA, ADR	18,556	329,183
Transportadora de Gas del Sur SA (Class B Stock), ADR*(a)	24,930	302,650

		2,442,469

Bahrain — 0.7%
Ahli United Bank BSC	2,011,256	1,207,910
Al Salam Bank-Bahrain BSC	1,956,680	621,340
GFH Financial Group BSC	1,850,581	661,713
Ithmaar Holding BSC*	4,481,159	467,210

		2,958,173

Botswana — 0.5%
Barclays Bank of Botswana Ltd.	466,032	250,701
Botswana Insurance Holdings Ltd.	123,564	208,095
Choppies Enterprises Ltd.^	534,631	128,646
First National Bank of Botswana Ltd.	885,555	189,171
Letshego Holdings Ltd.	1,667,377	295,279
Sechaba Breweries Holdings Ltd.	401,237	749,210
Standard Chartered Bank Botswana Ltd.*	91,217	37,313
Turnstar Holdings Ltd.	202,180	60,329

		1,918,744

Brazil — 4.2%
AES Tiete Energia SA, UTS	26,800	67,073
Ambev SA	35,600	165,152
Ambev SA, ADR	184,800	855,624
B3 SA - Brasil Bolsa Balcao	58,649	310,817
Banco do Brasil SA	19,875	145,893
BR Malls Participacoes SA*	203,585	511,620
BRF SA*	33,460	155,311
CCR SA	141,700	367,435
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,300	194,123
Cia de Saneamento de Minas Gerais-COPASA	8,300	88,530
Cia Energetica de Minas Gerais, ADR(a)	74,196	136,521
Cia Hering	15,600	58,202
Cia Paranaense de Energia, ADR(a)	15,400	85,932
Cia Siderurgica Nacional SA*	17,700	35,850
Cielo SA	264,656	1,130,117
Cosan SA Industria e Comercio	13,500	123,932
CPFL Energia SA, ADR(a)	28,692	317,907
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	118,419
EcoRodovias Infraestrutura e Logistica SA	22,700	42,990
EDP - Energias do Brasil SA	29,400	104,075
Embraer SA, ADR	23,900	595,110
Engie Brasil Energia SA	21,900	192,174
Equatorial Energia SA	15,100	221,606

COMMON STOCKS (continued)	Shares	Value
Brazil (continued)
Estacio Participacoes SA	47,000	$295,527
Even Construtora e Incorporadora SA*	70,900	66,770
Fibria Celulose SA	23,400	435,910
Hypera SA	84,100	597,591
Iguatemi Empresa de Shopping Centers SA	32,300	258,267
Iochpe Maxion SA	19,300	104,075
Itau Unibanco Holding SA (PRFC), ADR	61,007	633,253
JBS SA	40,567	96,295
Klabin SA, UTS	40,300	202,969
Kroton Educacional SA	142,400	343,531
Light SA	13,000	37,634
Localiza Rent a Car SA	71,235	434,679
Lojas Renner SA	67,100	501,032
Marfrig Global Foods SA*	48,640	102,156
MRV Engenharia e Participacoes SA	45,600	140,833
Multiplan Empreendimentos Imobiliarios SA	41,400	604,697
Natura Cosmeticos SA	10,300	80,550
Odontoprev SA	115,800	394,391
Petroleo Brasileiro SA (PRFC), ADR(a)	185,600	1,640,704
Qualicorp Consultoria e Corretora de Seguros SA	92,300	438,191
Raia Drogasil SA	10,600	179,167
Rumo SA*	31,557	113,990
Smiles Fidelidade SA	6,100	81,921
Suzano Papel e Celulose SA	15,725	181,442
TIM Participacoes SA	272,333	917,672
TOTVS SA	37,600	260,190
Ultrapar Participacoes SA	28,600	338,706
Vale SA, ADR	132,092	1,693,419
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,210	52,832
WEG SA	157,118	653,079

		17,905,886

Bulgaria — 0.4%
CB First Investment Bank AD*	155,563	328,914
Central Cooperative Bank AD*	87,402	93,512
Chimimport AD	265,946	359,677
Industrial Holding Bulgaria PLC*	72,512	41,998
MonBat AD	48,227	238,595
Petrol AD*	22,682	12,121
Sopharma AD	197,237	478,963

		1,553,780

Chile — 2.8%
AES Gener SA	227,462	56,361
Aguas Andinas SA (Class A Stock)	327,850	179,080
Almendral SA	1,092,556	80,262
AntarChile SA	18,805	302,223
Banco de Chile	4,329,049	669,172
Banco de Credito e Inversiones SA	5,821	387,402
Banco Santander Chile	6,302,356	493,466
Cencosud SA	262,569	648,993
Cia Cervecerias Unidas SA, ADR(a)	14,950	372,853
Colbun SA	772,001	159,269
Embotelladora Andina SA (Class B Stock), ADR	9,150	210,633
Empresa Nacional de Telecomunicaciones SA	32,654	299,860

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chile (continued)
Empresas CMPC SA	252,098	$918,270
Empresas COPEC SA	115,822	1,772,601
Enel Americas SA	2,916,314	515,469
Enel Chile SA	2,951,733	291,245
Engie Energia Chile SA	49,355	90,643
Forus SA	18,500	59,147
Itau CorpBanca	26,181,273	255,684
Latam Airlines Group SA, ADR(a)	77,683	768,285
Parque Arauco SA	95,852	269,632
Ripley Corp. SA	146,630	139,136
SACI Falabella	166,611	1,526,897
Salfacorp SA	108,740	168,104
Sociedad Quimica y Minera de Chile SA, ADR(a)	17,100	821,655
SONDA SA	194,134	288,202
Vina Concha y Toro SA	139,650	287,467

		12,032,011

China — 11.0%
263 Network Communications Co. Ltd. (Class A Stock)*	55,100	44,893
3SBio, Inc., 144A	124,500	281,328
AAC Technologies Holdings, Inc.	12,500	175,541
AECC Aviation Power Co. Ltd. (Class A Stock)	13,100	43,978
Agricultural Bank of China Ltd. (Class H Stock)	303,000	141,419
Air China Ltd. (Class H Stock)	142,000	136,520
Aisino Corp. (Class A Stock)	22,400	85,208
Alibaba Group Holding Ltd., ADR*(a)	7,400	1,372,922
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	467,205
Anhui Conch Cement Co. Ltd. (Class H Stock)	139,000	792,703
AviChina Industry & Technology Co. Ltd. (Class H Stock)*	172,000	102,110
Baidu, Inc., ADR*	1,715	416,745
Bank of Beijing Co. Ltd. (Class A Stock)	59,956	54,523
Bank of China Ltd. (Class H Stock)	816,000	404,675
Bank of Communications Co. Ltd. (Class H Stock)	338,800	259,304
Bank of Ningbo Co. Ltd. (Class A Stock)	39,600	97,107
BBMG Corp. (Class H Stock)	684,000	251,371
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	153,363
Beijing Enterprises Holdings Ltd.	41,500	201,496
Beijing Enterprises Water Group Ltd.*	662,000	359,972
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)^	27,100	61,397
Beijing Originwater Technology Co. Ltd. (Class A Stock)	34,800	72,913
Beijing Water Business Doctor Co. Ltd. (Class A Stock)	36,500	63,089
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	92,454
Brilliance China Automotive Holdings Ltd.	350,000	627,973
BYD Co. Ltd. (Class H Stock)	59,000	363,832
Cangzhou Mingzhu Plastic Co. Ltd. (Class A Stock)	43,160	38,079

COMMON STOCKS (continued)	Shares	Value
China (continued)
CGN Power Co. Ltd. (Class H Stock), 144A	1,231,000	$317,857
Changjiang Securities Co. Ltd. (Class A Stock)	46,400	37,952
China Agri-Industries Holdings Ltd.	804,000	306,624
China Biologic Products Holdings, Inc.*	3,200	317,856
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	111,795
China Coal Energy Co. Ltd. (Class H Stock)	437,000	180,353
China Communications Construction Co. Ltd. (Class H Stock)	229,000	220,538
China Communications Services Corp. Ltd. (Class H Stock)	396,000	250,241
China Construction Bank Corp. (Class H Stock)*	1,052,670	963,237
China Everbright Ltd.	32,000	58,547
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	65,738
China Life Insurance Co. Ltd. (Class H Stock)	108,000	277,073
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	317,308
China Medical System Holdings Ltd.	245,000	488,003
China Mengniu Dairy Co. Ltd.*	195,000	657,691
China Merchants Bank Co. Ltd. (Class H Stock)*	58,769	216,177
China Merchants Port Holdings Co. Ltd.	114,000	230,882
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	38,200	109,523
China Minsheng Banking Corp. Ltd. (Class H Stock)	113,160	80,863
China Mobile Ltd.	245,000	2,173,872
China Molybdenum Co. Ltd. (Class H Stock)	753,000	362,927
China National Building Material Co. Ltd. (Class H Stock)	368,000	362,207
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	53,239
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	65,250
China Oilfield Services Ltd. (Class H Stock)	138,000	129,971
China Overseas Land & Investment Ltd.	292,720	960,766
China Overseas Property Holdings Ltd.	420,240	138,595
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	170,259
China Petroleum & Chemical Corp. (Class H Stock)	1,459,000	1,305,976
China Power International Development Ltd.	478,000	110,099
China Railway Group Ltd. (Class H Stock)	363,000	273,695
China Resources Beer Holdings Co. Ltd.	160,000	774,793
China Resources Gas Group Ltd.	112,000	484,198
China Resources Land Ltd.	54,444	182,880
China Resources Power Holdings Co. Ltd.	141,400	248,499
China Shanshui Cement Group Ltd.*^	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	488,423
China Shipbuilding Industry Co. Ltd. (Class A Stock)*	59,700	36,274
China State Construction Engineering Corp. Ltd. (Class A Stock)	100,240	82,312
China Taiping Insurance Holdings Co. Ltd.	39,800	123,741

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Telecom Corp. Ltd. (Class H Stock)	532,000	$249,635
China Unicom Hong Kong Ltd.	262,052	326,644
China United Network Communications Ltd. (Class A Stock)	113,700	84,101
China Vanke Co. Ltd. (Class H Stock)	190,500	664,365
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	121,955
China Yurun Food Group Ltd.*	741,000	98,880
China Zhongwang Holdings Ltd.	418,000	220,801
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)	47,200	33,528
CITIC Ltd.	310,000	436,090
CNOOC Ltd. (Class H Stock)	828,000	1,418,816
COSCO Shipping Development Co. Ltd. (Class H Stock)*	683,000	113,730
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	194,000	93,261
COSCO Shipping Ports Ltd.	252,000	209,597
Country Garden Holdings Co. Ltd.	177,831	311,737
Country Garden Services Holdings Co. Ltd.*	20,439	26,208
CRRC Corp. Ltd. (Class H Stock)	256,000	198,299
CSPC Pharmaceutical Group Ltd.	264,000	792,740
Ctrip.com International Ltd., ADR*	12,900	614,427
Daqin Railway Co. Ltd. (Class A Stock)	62,400	77,096
Datang International Power Generation Co. Ltd. (Class H Stock)*	892,000	272,159
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	85,782
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	339,393
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	32,843
East Money Information Co. Ltd. (Class A Stock)	43,920	86,961
Financial Street Holdings Co. Ltd. (Class A Stock)	59,800	72,464
GD Power Development Co. Ltd. (Class A Stock)	149,300	58,919
GEM Co. Ltd. (Class A Stock)	55,300	50,273
Gemdale Corp. (Class A Stock)	42,300	64,870
Golden Eagle Retail Group Ltd.	242,000	290,576
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	17,600	124,661
Guangdong Baolihua New Energy Stock Co. Ltd. (Class A Stock)	54,700	57,307
Guangdong Investment Ltd.	224,000	354,510
Guangdong Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	86,549
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	65,029
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	263,073	255,946
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	118,333
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	13,500	107,888
Hengan International Group Co. Ltd.	82,000	786,532
Huaneng Power International, Inc. (Class H Stock)	616,000	407,053
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	219,429

COMMON STOCKS (continued)	Shares	Value
China (continued)
Hubei Energy Group Co. Ltd. (Class A Stock)	136,000	$84,148
Hundsun Technologies, Inc. (Class A Stock)	10,500	83,524
Iflytek Co. Ltd. (Class A Stock)	16,800	80,876
Industrial & Commercial Bank of China Ltd. (Class H Stock)	881,000	657,085
Industrial Bank Co. Ltd. (Class A Stock)	40,600	88,079
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)*	217,140	50,682
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	15,500	64,969
JD.com, Inc., ADR*	6,900	268,755
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	190,525
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	9,720	110,795
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	3,300	65,201
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	280,620
Jiangxi Ganfeng Lithium Co. Ltd. (Class A Stock)	14,700	85,238
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	66,816
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)*^	22,300	57,413
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	106,410
Kunlun Energy Co. Ltd.	230,000	200,870
Kweichow Moutai Co. Ltd. (Class A Stock)	1,400	153,912
Lenovo Group Ltd.	112,000	60,285
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	14,700	81,087
Li Ning Co. Ltd.*	350,979	386,089
Luye Pharma Group Ltd.(a)	378,000	386,227
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	81,575
Midea Group Co. Ltd. (Class A Stock)	17,100	134,151
NetEase, Inc., ADR	1,100	277,937
New Oriental Education & Technology Group, Inc., ADR	8,750	828,275
Oceanwide Holdings Co. Ltd. (Class A Stock)	61,500	52,653
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	51,899
PetroChina Co. Ltd. (Class H Stock)	1,110,000	845,614
PICC Property & Casualty Co. Ltd. (Class H Stock)	75,000	80,664
Ping An Bank Co. Ltd. (Class A Stock)	81,900	112,047
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	686,826
Poly Real Estate Group Co. Ltd. (Class A Stock)	62,200	114,016
Qingdao Haier Co. Ltd. (Class A Stock)	46,500	134,571
Real Gold Mining Ltd.*^	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	63,650
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	126,791
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	108,862

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	$71,596
Shandong Gold Mining Co. Ltd. (Class A Stock)	15,500	56,300
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	265,465
Shanghai Electric Group Co. Ltd. (Class H Stock)*	382,000	128,392
Shanghai Industrial Holdings Ltd.	85,000	197,480
Shanghai Oriental Pearl Group Co. Ltd. (Class A Stock)	20,900	47,363
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	419,175
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)*	64,350	92,740
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	48,900	55,225
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)	89,860	59,080
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	21,300	105,139
Shimao Property Holdings Ltd.	42,000	109,502
SINA Corp.*	2,000	169,380
Sino-Ocean Group Holding Ltd.	161,500	93,458
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	370,000	224,929
Sinopharm Group Co. Ltd. (Class H Stock)	133,200	535,345
Sohu.com Ltd., ADR*	1,600	56,800
Suning.com Co. Ltd. (Class A Stock)	22,000	46,567
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	15,820	61,469
Tencent Holdings Ltd.	33,100	1,662,130
Tianqi Lithium Corp. (Class A Stock)	12,075	90,072
Tingyi Cayman Islands Holding Corp.	138,000	319,667
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	13,800	49,752
Tsinghua Tongfang Co. Ltd. (Class A Stock)	32,900	43,457
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	295,870
Wanhua Chemical Group Co. Ltd. (Class A Stock)	21,780	148,571
Want Want China Holdings Ltd.	753,400	669,944
Weichai Power Co. Ltd. (Class H Stock)	208,000	285,767
Wintime Energy Co. Ltd. (Class A Stock)	109,800	29,384
Wuliangye Yibin Co. Ltd. (Class A Stock)*	8,700	99,249
Yangzijiang Shipbuilding Holdings Ltd.	330,000	218,417
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	108,988
Youngor Group Co. Ltd. (Class A Stock)	43,120	50,003
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	7,500	120,720
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	140,756
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	131,808
Zhongsheng Group Holdings Ltd.	134,000	401,197
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	571,986
ZTE Corp. (Class H Stock)*	77,929	117,828

		46,587,849

COMMON STOCKS (continued)	Shares	Value
Colombia — 1.4%
Almacenes Exito SA	75,552	$415,000
Bancolombia SA	29,008	345,398
Bancolombia SA, ADR	13,200	630,696
Celsia SA ESP	124,720	197,438
Cementos Argos SA	63,127	209,989
CEMEX Latam Holdings SA*	30,558	86,533
Corp Financiera Colombiana SA*	12,268	106,312
Ecopetrol SA, ADR(a)	61,000	1,253,550
Empresa de Telecomunicaciones de Bogota*	321,215	42,192
Grupo Argos SA	54,106	365,500
Grupo de Inversiones Suramericana SA	25,000	322,239
Grupo Energia Bogota SA ESP	344,800	239,980
Grupo Nutresa SA	85,096	776,332
Interconexion Electrica SA ESP	145,230	723,412
Odinsa SA*^	25,472	91,249

		5,805,820

Croatia — 0.6%
Atlantic Grupa dd	1,548	238,271
Atlantska Plovidba dd*	1,177	88,561
Ericsson Nikola Tesla dd	1,376	227,184
Hrvatski Telekom dd	26,954	643,802
Koncar-Elektroindustrija dd	1,343	140,784
Ledo dd*^	122	6,190
Podravka Prehrambena Ind dd	7,310	371,772
Valamar Riviera dd	99,700	637,850
Zagrebacka Banka dd	32,083	307,343

		2,661,757

Czech Republic — 0.7%
CEZ A/S	47,500	1,125,429
Komercni banka A/S	30,400	1,276,734
O2 Czech Republic A/S	25,156	288,943
Philip Morris CR A/S	490	336,440

		3,027,546

Estonia — 0.4%
AS Merko Ehitus	9,442	108,068
AS Tallinna Vesi (Class A Stock)	33,851	404,932
Tallink Grupp A/S	485,209	606,872
Tallinna Kaubamaja Grupp A/S	68,345	734,359

		1,854,231

Ghana — 0.5%
CAL Bank Ltd.*	1,302,943	348,376
Ghana Commercial Bank Ltd.	1,190,800	1,278,742
Standard Chartered Bank Ghana Ltd.*	78,000	439,417

		2,066,535

Greece — 1.4%
Aegean Airlines SA	12,691	124,875
Aegean Marine Petroleum Network, Inc.(a)	10,200	6,758
Alpha Bank AE*	204,584	455,891
Athens Water Supply & Sewage Co. SA	16,362	106,878
Diana Shipping, Inc.*(a)	37,300	179,413
Ellaktor SA*	48,048	107,053
Eurobank Ergasias SA*	204,149	212,269
FF Group*	6,443	50,416

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Greece (continued)
GEK Terna Holding Real Estate Construction SA*	18,366	$109,792
Grivalia Properties REIC AE, REIT	31,258	313,460
Hellenic Exchanges - Athens Stock Exchange SA	18,468	100,000
Hellenic Petroleum SA	21,408	178,618
Hellenic Telecommunications Organization SA	74,182	915,174
Holding Co. ADMIE IPTO SA*	68,438	138,134
JUMBO SA	21,510	353,852
LAMDA Development SA*	9,486	68,080
Motor Oil Hellas Corinth Refineries SA	21,444	430,526
Mytilineos Holdings SA	36,112	361,470
National Bank of Greece SA*	999,115	304,904
Navios Maritime Holdings, Inc.*(a)	46,400	39,528
OPAP SA	39,905	449,927
Piraeus Bank SA*	35,438	119,913
Public Power Corp. SA*	49,159	105,763
Terna Energy SA	20,588	123,453
Titan Cement Co. SA	23,876	603,892
Tsakos Energy Navigation Ltd.	22,400	83,328

		6,043,367

Hong Kong — 0.7%
China Gas Holdings Ltd.	190,400	763,351
Fullshare Holdings Ltd.*(a)	412,500	203,767
Kingboard Chemical Holdings Ltd.	13,000	47,347
Lee & Man Paper Manufacturing Ltd.	287,000	289,548
Nine Dragons Paper Holdings Ltd.	107,000	135,763
Sino Biopharmaceutical Ltd.	677,000	1,033,919
WH Group Ltd., 144A	712,000	576,141

		3,049,836

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	183,569	261,068
MOL Hungarian Oil & Gas PLC	100,600	968,035
OTP Bank Nyrt	26,400	953,177
Richter Gedeon Nyrt	52,699	959,624

		3,141,904

India — 5.7%
ACC Ltd.	6,400	125,182
Adani Ports & Special Economic Zone Ltd.	44,089	240,709
Adani Power Ltd.*	177,209	41,815
Ambuja Cements Ltd.	73,500	222,586
Apollo Hospitals Enterprise Ltd.	7,700	117,923
Ashok Leyland Ltd.	173,423	318,862
Asian Paints Ltd.	24,250	447,614
Aurobindo Pharma Ltd.	27,300	242,075
Axis Bank Ltd.	38,943	290,744
Bajaj Auto Ltd.	3,960	162,399
Bharat Heavy Electricals Ltd.	159,180	166,825
Bharat Petroleum Corp. Ltd.	35,000	191,316
Bharti Airtel Ltd.	178,436	995,558
Bharti Infratel Ltd.	94,195	413,945
Bosch Ltd.	663	169,504
CG Power and Industrial Solutions Ltd.*	59,700	48,732
Cipla Ltd.	29,550	265,439
Coal India Ltd.	76,370	294,704

COMMON STOCKS (continued)	Shares	Value
India (continued)
Colgate-Palmolive India Ltd.	12,900	$223,213
Container Corp. Of India Ltd.	32,494	309,451
Crompton Greaves Consumer Electricals Ltd.	59,700	196,816
Dabur India Ltd.	43,900	250,893
Divi’s Laboratories Ltd.	9,319	141,414
DLF Ltd.	68,573	189,388
Dr. Reddy’s Laboratories Ltd.	7,725	251,376
Eicher Motors Ltd.	1,045	435,761
GAIL India Ltd.	55,930	277,973
Glenmark Pharmaceuticals Ltd.	18,324	155,933
Godrej Consumer Products Ltd.	12,100	216,483
Havells India Ltd.	41,500	329,030
HCL Technologies Ltd.	15,740	212,680
HDFC Bank Ltd.	14,848	457,388
Hero MotoCorp Ltd.	4,595	232,989
Hindalco Industries Ltd.	83,000	279,512
Hindustan Unilever Ltd.	30,490	730,254
Housing Development Finance Corp. Ltd.	20,270	564,815
ICICI Bank Ltd., ADR	40,150	322,405
Idea Cellular Ltd.*	260,234	225,897
IDFC Ltd.	104,784	70,892
IFCI Ltd.*	182,664	39,493
Indiabulls Real Estate Ltd.*	15,372	35,118
Indian Oil Corp. Ltd.	73,996	169,006
IndusInd Bank Ltd.	8,505	240,076
Infosys Ltd.	17,600	337,410
Infosys Ltd., ADR(a)	35,020	680,439
ITC Ltd.	146,375	568,819
Jindal Steel & Power Ltd.*	54,935	179,116
JSW Energy Ltd.*	94,200	90,274
JSW Steel Ltd.	67,000	319,630
Kotak Mahindra Bank Ltd.	10,084	197,904
Larsen & Toubro Ltd., GDR	29,089	539,892
LIC Housing Finance Ltd.	17,455	119,530
Lupin Ltd.	15,969	210,709
Mahindra & Mahindra Ltd., GDR	29,832	389,308
Marico Ltd.	33,828	163,796
Maruti Suzuki India Ltd.	4,594	592,086
Nestle India Ltd.	1,100	157,459
NHPC Ltd.	226,173	77,499
NTPC Ltd.	209,372	488,275
Oil & Natural Gas Corp. Ltd.	105,459	243,812
Oil India Ltd.	26,164	80,213
Power Grid Corp. of India Ltd.	242,708	662,199
Rajesh Exports Ltd.	8,600	75,576
Reliance Communications Ltd.*	281,047	56,363
Reliance Industries Ltd.	40,698	578,234
Reliance Industries Ltd., GDR, 144A	31,182	876,214
Reliance Infrastructure Ltd.	30,200	172,819
Reliance Power Ltd.*	163,449	76,348
Siemens Ltd.	10,900	156,098
State Bank of India*	21,736	82,403
State Bank of India, GDR*	4,133	154,988
Steel Authority of India Ltd.*	29,090	35,272
Sun Pharmaceutical Industries Ltd.	75,774	624,671
Tata Communications Ltd.	10,702	92,672
Tata Consultancy Services Ltd.	35,552	958,844
Tata Motors Ltd., ADR*	9,690	189,440

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
India (continued)
Tata Power Co. Ltd. (The)	193,885	$207,403
Tata Steel Ltd.	17,882	148,230
Tech Mahindra Ltd.	21,808	208,549
Titan Co. Ltd.	19,075	244,700
UltraTech Cement Ltd.	6,137	342,232
United Spirits Ltd.*	32,130	312,160
UPL Ltd.	26,252	237,334
Vedanta Ltd.	80,962	279,394
Wipro Ltd.	44,268	168,834
WNS Holdings Ltd., ADR*	1,400	73,052
Zee Entertainment Enterprises Ltd.	35,088	278,800

		24,043,188

Indonesia — 2.9%
Adaro Energy Tbk PT	5,119,500	638,791
Adhi Karya Persero Tbk PT	739,600	92,277
AKR Corporindo Tbk PT	523,500	156,815
Astra Agro Lestari Tbk PT	44,000	34,351
Astra International Tbk PT	1,740,900	801,501
Bank Central Asia Tbk PT	465,300	694,893
Bank CIMB Niaga Tbk PT	22,004	1,456
Bank Danamon Indonesia Tbk PT	301,900	134,401
Bank Mandiri Persero Tbk PT	888,600	425,131
Bank Negara Indonesia Persero Tbk PT	227,400	111,735
Bank Rakyat Indonesia Persero Tbk PT	2,236,000	442,261
Berlian Laju Tanker Tbk PT*^	6,511,500	—
Bukit ASAm Tbk PT	1,591,000	439,438
Bumi Serpong Damai Tbk PT	2,060,100	224,761
Charoen Pokphand Indonesia Tbk PT	573,700	147,225
Ciputra Development Tbk PT	1,900,600	134,951
Energi Mega Persada Tbk PT*	2,976,188	25,892
Gudang Garam Tbk PT	54,900	257,239
Hanson International Tbk PT*	17,067,900	157,034
Indo Tambangraya Megah Tbk PT	145,000	226,161
Indocement Tunggal Prakarsa Tbk PT	331,500	315,227
Indofood CBP Sukses Makmur Tbk PT	361,600	223,416
Indofood Sukses Makmur Tbk PT	560,700	260,116
Indosat Tbk PT	180,700	40,050
Jasa Marga Persero Tbk PT	731,000	212,938
Kalbe Farma Tbk PT	8,458,000	719,415
Lippo Karawaci Tbk PT	1,854,500	43,902
Matahari Department Store Tbk PT	239,000	146,377
Mitra Keluarga Karyasehat Tbk PT	1,121,000	147,003
Pakuwon Jati Tbk PT	3,625,100	133,960
Perusahaan Gas Negara Persero Tbk	7,239,900	1,004,834
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	43,352
PP Persero Tbk PT	988,592	137,108
PP Properti Tbk PT	5,386,100	53,287
Puradelta Lestari Tbk PT	5,083,700	45,350
Semen Indonesia Persero Tbk PT	739,800	367,735
Sentul City Tbk PT*	5,826,100	44,625
Sigmagold Inti Perkasa Tbk PT*^	3,222,800	5,622
Siloam International Hospitals Tbk PT*	135,800	49,484
Summarecon Agung Tbk PT	1,637,600	103,226
Surya Citra Media Tbk PT	503,100	72,147
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,177,715
Tower Bersama Infrastructure Tbk PT	271,100	94,368
Unilever Indonesia Tbk PT	115,800	372,133

COMMON STOCKS (continued)	Shares	Value
Indonesia (continued)
United Tractors Tbk PT	364,300	$802,157
Vale Indonesia Tbk PT*	1,106,500	311,442
Waskita Karya Persero Tbk PT	1,540,000	206,312
Wijaya Karya Persero Tbk PT	1,279,400	118,130
XL Axiata Tbk PT*	249,800	43,818

		12,441,562

Jordan — 0.7%
Al-Eqbal Investment Co. PLC*	12,962	568,238
Arab Bank PLC	141,174	1,370,893
Arab Potash (The)	12,000	253,437
Bank of Jordan	33,053	114,115
Cairo Amman Bank	34,000	71,887
Capital Bank of Jordan	51,133	63,678
Jordan Ahli Bank	75,647	123,690
Jordan Islamic Bank	18,777	87,521
Jordan Petroleum Refinery Co.	52,349	189,739
Jordan Telecommunications Co. PSC	15,279	37,880
Jordanian Electric Power Co.	62,297	122,302

		3,003,380

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC, GDR	80,411	972,973
KAZ Minerals PLC*	108,098	1,194,803
KCell JSC, GDR	93,361	401,452
Nostrum Oil & Gas PLC*	183,921	468,679

		3,037,907

Kenya — 0.7%
Bamburi Cement Co. Ltd.	87,300	154,822
Barclays Bank of Kenya Ltd.	857,300	97,119
British American Tobacco Kenya Ltd.	24,700	146,739
Co-operative Bank of Kenya Ltd. (The)	552,500	95,980
Diamond Trust Bank Kenya Ltd.	63,910	125,817
East African Breweries Ltd.	227,100	490,053
Equity Group Holdings Ltd.	1,003,900	459,166
KCB Group Ltd.	730,000	333,619
KenolKobil Ltd. Group	760,000	136,229
Kenya Power & Lighting Ltd.	1,059,105	72,391
Nation Media Group PLC	102,900	91,862
Safaricom PLC	2,734,400	799,631
Standard Chartered Bank Kenya Ltd.	44,331	86,877

		3,090,305

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	212,517	553,057
Al Ahli Bank of Kuwait KSCP	112,009	123,834
Al Mazaya Holding Co. KSCP	299,818	87,605
ALAFCO Aviation Lease & Finance Co. KSCP	120,000	138,927
Boubyan Bank KSCP	88,001	145,287
Boubyan Petrochemicals Co. KSCP	191,000	529,575
Burgan Bank SAK	73,893	64,640
Commercial Bank of Kuwait KPSC	79,856	128,262
Gulf Bank KSCP	216,627	169,432
Gulf Cable & Electrical Industries Co. KSCP	36,100	44,652
Human Soft Holding Co. KSC	22,003	254,782
Jazeera Airways Co. KSC	22,181	54,844
Kuwait Cement Co. KSC	91,882	122,082

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Kuwait (continued)
Kuwait Finance House KSCP	292,028	$519,868
Kuwait International Bank KSCP	108,105	80,313
Kuwait Portland Cement Co. KSC	23,371	80,609
Kuwait Projects Co. Holding KSCP	67,258	55,275
Kuwait Real Estate Co. KSC*	781,914	128,053
Mabanee Co. SAK	219,384	455,345
Mezzan Holding Co. KSCC	21,700	51,249
Mobile Telecommunications Co. KSC	609,335	874,401
National Bank of Kuwait SAKP	327,466	811,196
National Gulf Holding^	35,917	—
National Industries Group Holding SAK	269,467	140,801
National Real Estate Co. KPSC*	418,937	149,853
Qurain Petrochemical Industries Co. KSC	304,500	338,716
VIVA Kuwait Telecom Co.	51,793	120,016

		6,222,674

Latvia — 0.1%
Grindeks A/S	52,160	446,915

Lebanon — 0.0%
Solidere, GDR	27,034	195,456

Lithuania — 0.4%
Apranga PVA	78,286	213,820
Klaipedos Nafta AB	513,391	309,226
Pieno Zvaigzdes*	111,220	152,052
Rokiskio Suris	145,010	458,195
Siauliu Bankas AB	976,182	574,217

		1,707,510

Malaysia — 2.9%
AirAsia Group Bhd	151,000	111,917
Alliance Bank Malaysia Bhd	57,400	57,438
AMMB Holdings Bhd	77,300	71,711
Astro Malaysia Holdings Bhd	242,100	95,167
Axiata Group Bhd	305,925	287,879
Berjaya Corp. Bhd*	831,931	61,541
Berjaya Sports Toto Bhd	143,387	86,900
Boustead Holdings Bhd	106,904	65,130
British American Tobacco Malaysia Bhd	13,000	111,991
Bumi Armada Bhd*	1,242,550	221,254
CIMB Group Holdings Bhd	140,500	189,427
Dialog Axiata PLC	1,841,634	165,326
Dialog Group Bhd	186,120	142,134
DiGi.Com Bhd	295,100	303,301
Felda Global Ventures Holdings Bhd	303,600	113,432
Gamuda Bhd	143,200	115,756
Genting Bhd	206,400	429,388
Genting Malaysia Bhd	297,700	359,488
Genting Plantations Bhd	38,100	88,911
Globetronics Technology Bhd	366,333	200,375
Hartalega Holdings Bhd	175,100	259,799
Hong Leong Bank Bhd	20,000	90,169
Hong Leong Financial Group Bhd	23,500	104,715
IHH Healthcare Bhd	445,900	673,972
IJM Corp. Bhd	186,080	82,489
Inari Amertron Bhd	619,500	345,418
IOI Corp. Bhd	148,846	167,533
IOI Properties Group Bhd	253,772	100,478
KNM Group Bhd*	1,468,200	65,487
Kossan Rubber Industries	87,500	182,839

COMMON STOCKS (continued)	Shares	Value
Malaysia (continued)
Kuala Lumpur Kepong Bhd	47,400	$283,645
Lafarge Malaysia Bhd*	110,500	84,722
Magnum Bhd	177,450	91,768
Malayan Banking Bhd	145,650	324,392
Malaysia Airports Holdings Bhd	32,100	69,929
Maxis Bhd	186,200	251,893
MISC Bhd	68,900	100,941
MMC Corp. Bhd	92,800	30,706
My EG Services Bhd	693,250	165,372
Petronas Chemicals Group Bhd	339,900	708,007
Petronas Dagangan Bhd	82,700	508,185
Petronas Gas Bhd	53,600	229,165
PPB Group Bhd	46,700	227,325
Press Metal Aluminium Holdings Bhd	540,040	582,306
Public Bank Bhd	77,837	450,280
QL Resources Bhd	108,550	161,273
RHB Bank Bhd	79,687	107,492
Sapura Energy Bhd*	1,041,605	164,631
Sime Darby Bhd	152,000	92,109
Sime Darby Plantation Bhd	152,000	199,939
Sime Darby Property Bhd	152,000	45,027
Telekom Malaysia Bhd	187,500	144,307
Tenaga Nasional Bhd	227,800	825,868
Top Glove Corp. Bhd	95,300	285,750
UMW Holdings Bhd	54,200	80,228
Unisem M Bhd	292,900	167,374
VS Industry Bhd	459,375	175,872
WCT Holdings Bhd	212,195	42,485
YTL Corp. Bhd	446,598	124,951
YTL Power International Bhd	331,806	84,493

		12,161,800

Mauritius — 0.7%
Alteo Ltd.	131,407	96,501
CIEL Ltd.	727,049	145,862
ENL Land Ltd.	153,643	184,279
Lux Island Resorts Ltd.*	223,300	458,173
MCB Group Ltd.	134,692	1,069,343
Omnicane Ltd.*	75,913	97,980
Phoenix Beverages Ltd.	17,194	295,985
Rogers & Co. Ltd.	377,735	368,396
SBM Holdings Ltd.	1,766,387	368,917

		3,085,436

Mexico — 6.1%
Alfa SAB de CV (Class A Stock)(a)	640,000	743,112
Alsea SAB de CV	101,500	349,675
America Movil SAB de CV (Class L Stock), ADR	341,000	5,681,060
Arca Continental SAB de CV	55,399	340,172
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	71,800	96,672
Bolsa Mexicana de Valores SAB de CV	318,800	536,624
Cemex SAB de CV, ADR*(a)	141,489	928,167
Cemex SAB de CV, UTS*	184,713	121,560
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	263,995

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Mexico (continued)
Concentradora Fibra Danhos SA de CV, REIT	53,500	$79,468
Corp Inmobiliaria Vesta SAB de CV	81,700	106,957
El Puerto de Liverpool SAB de CV (Class C1 Stock)	42,760	273,587
Empresas ICA SAB de CV*^(a)	265,500	1
Fibra Uno Administracion SA de CV, REIT	618,400	901,433
Fomento Economico Mexicano SAB de CV, ADR	16,340	1,434,489
Fomento Economico Mexicano SAB de CV, UTS	41,200	362,082
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	294,496
Gentera SAB de CV	323,300	284,878
Gruma SAB de CV (Class B Stock)	4,460	54,471
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	872,361
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	10,965	174,190
Grupo Bimbo SAB de CV (Class A Stock)	112,700	219,666
Grupo Carso SAB de CV (Class A1 Stock)	184,100	622,836
Grupo Elektra SAB de CV	5,714	155,709
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	1,775,786
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	583,842
Grupo Mexico SAB de CV (Class B Stock)	459,493	1,302,343
Grupo Televisa SAB, ADR(a)	79,600	1,508,420
Grupo Televisa SAB, UTS	154,900	587,536
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(a)	414,000	634,542
Industrias CH SAB de CV (Class B Stock)*	52,900	229,071
Industrias Penoles SAB de CV	28,600	513,512
Infraestructura Energetica Nova SAB de CV	91,100	408,294
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	196,583
Macquarie Mexico Real Estate Management SA de CV, REIT*	157,000	155,733
Mexichem SAB de CV	221,173	639,012
Minera Frisco SAB de CV (Class A1 Stock)*(a)	171,500	64,506
Nemak SAB de CV, 144A	421,000	289,354
PLA Administradora Industrial S de RL de CV, REIT*	122,200	166,746
Promotora y Operadora de Infraestructura SAB de CV	14,355	128,485
Telesites SAB de CV*	414,054	302,093
TV Azteca SAB de CV, UTS	444,600	53,951
Wal-Mart de Mexico SAB de CV	474,400	1,252,152

		25,689,622

Monaco — 0.1%
Costamare, Inc.(a)	18,300	146,034
GasLog Ltd.(a)	14,400	275,040

		421,074

Morocco — 0.7%
Attijariwafa Bank	10,440	517,051
Banque Centrale Populaire	10,271	305,299

COMMON STOCKS (continued)	Shares	Value
Morocco (continued)
BMCE Bank	8,837	$193,059
Ciments du Maroc	585	112,063
Cosumar	13,470	382,953
Douja Promotion Groupe Addoha SA	71,665	133,817
LafargeHolcim Maroc SA	2,050	368,888
Lesieur Cristal	6,955	117,751
Maroc Telecom	33,241	485,221
Societe d’Exploitation des Ports	12,593	218,018

		2,834,120

Netherlands — 0.0%
VEON Ltd., ADR(a)	79,920	190,210

Nigeria — 0.7%
Access Bank PLC	3,681,422	105,158
Afriland Properties PLC, REIT*^	383,641	—
Dangote Cement PLC	609,975	386,195
Dangote Sugar Refinery PLC	2,132,820	112,815
FBN Holdings PLC	5,173,790	151,766
Forte Oil PLC*	1,273,684	115,696
Guaranty Trust Bank PLC	4,489,087	503,479
Guinness Nigeria PLC	250,017	67,650
Lafarge Africa PLC	975,992	110,719
Nestle Nigeria PLC	85,051	371,603
Nigerian Breweries PLC	995,086	315,062
SEPLAT Petroleum Development Co. PLC, 144A(a)	118,289	215,394
Stanbic IBTC Holdings PLC	701,489	101,023
United Bank for Africa PLC	3,361,692	97,946
Zenith Bank PLC	4,289,811	297,437

		2,951,943

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	80,050	22,666
Al Batinah Power Co. SAOG	264,819	79,850
Al Suwadi Power	268,549	82,350
Bank Dhofar SAOG	445,062	196,547
Bank Muscat SAOG	585,316	574,531
Bank Nizwa SAOG*	651,459	153,957
Bank Sohar SAOG	470,530	167,350
HSBC Bank Oman SAOG	273,053	80,697
National Bank of Oman SAOG	358,453	162,937
Oman Cables Industry	18,048	41,630
Oman Cement Co. SAOG	122,465	123,555
Oman Flour Mills Co. SAOG	64,478	132,732
Oman Telecommunications Co. SAOG	236,145	456,485
Ominvest	95,500	89,209
Ooredoo	195,265	266,815
Phoenix Power Co. SAOC	263,153	79,885
Raysut Cement Co. SAOG	90,232	139,622
Renaissance Services SAOG*	227,760	248,290
Sembcorp Salalah Power & Water Co.	267,051	156,801

		3,255,909

Pakistan — 1.5%
Bank Alfalah Ltd.	312,500	134,376
D.G. Khan Cement Co. Ltd.	71,300	67,183
Engro Corp. Ltd.	118,598	306,462
Engro Fertilizers Ltd.	288,000	177,591
Engro Foods Ltd.	81,400	59,800

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pakistan (continued)
Fauji Cement Co. Ltd.	242,500	$45,569
Fauji Fertilizer Bin Qasim Ltd.	190,000	60,404
Fauji Fertilizer Co. Ltd.	293,587	238,994
Ferozsons Laboratories Ltd.	9,100	14,592
GlaxoSmithKline Consumer Healthcare Pakistan Ltd.	10,500	34,993
GlaxoSmithKline Pakistan Ltd.	78,300	106,989
Habib Bank Ltd.	267,400	366,363
Honda Atlas Cars Pakistan Ltd.	21,900	57,069
Hub Power Co. Ltd. (The)	527,755	400,127
Indus Motor Co. Ltd.	11,280	131,792
International Steels Ltd.	87,000	72,837
K-Electric Ltd.*	3,461,000	161,953
Kot Addu Power Co. Ltd.	250,500	111,271
Lucky Cement Ltd.	65,250	272,701
Maple Leaf Cement Factory Ltd.	97,875	40,838
Mari Petroleum Co. Ltd.	9,700	120,241
MCB Bank Ltd.	200,947	327,677
Millat Tractors Ltd.	17,620	172,293
National Bank of Pakistan*	193,104	75,368
National Refinery Ltd.	15,400	56,142
Nishat Mills Ltd.	212,575	246,628
Oil & Gas Development Co. Ltd.	280,000	358,742
Packages Ltd.	14,500	58,439
Pak Elektron Ltd.	192,800	56,285
PAK Suzuki Motor Co. Ltd.	69,900	226,679
Pakistan Oilfields Ltd.	30,400	168,104
Pakistan Petroleum Ltd.	133,789	236,648
Pakistan State Oil Co. Ltd.	81,047	212,414
Pakistan Telecommunication Co. Ltd.	389,800	36,724
Searle Co. Ltd. (The)	67,874	189,707
SUI Northern Gas Pipeline	348,700	287,726
SUI Southern Gas Co. Ltd.*	216,000	58,354
TRG Pakistan*	816,500	192,463
United Bank Ltd.	146,300	203,445

		6,145,983

Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	4,689	115,396
Copa Holdings SA (Class A Stock)	10,806	1,022,464

		1,137,860

Peru — 1.4%
Alicorp SAA	88,150	296,607
Cia de Minas Buenaventura SAA, ADR(a)	45,600	621,528
Credicorp Ltd.	12,450	2,802,744
Enel Generacion Peru SAA	146,381	82,462
Ferreycorp SAA	435,810	311,862
Grana y Montero SAA*	245,062	155,216
Intercorp Financial Services, Inc.	3,250	129,838
Southern Copper Corp.(a)	32,250	1,511,558
Volcan Cia Minera SAA (Class B Stock)	608,590	150,109

		6,061,924

Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	276,770	282,997
Aboitiz Power Corp.	555,300	361,668
Alliance Global Group, Inc.*	435,100	94,715

COMMON STOCKS (continued)	Shares	Value
Philippines (continued)
Ayala Corp.	27,310	$470,761
Ayala Land, Inc.	689,500	489,548
Bank of the Philippine Islands	197,116	327,029
BDO Unibank, Inc.	188,179	442,456
Bloomberry Resorts Corp.	1,754,700	320,321
CEMEX Holdings Philippines, Inc., 144A*	2,125,000	125,971
Century Pacific Food, Inc.	246,200	73,741
Cirtek Holdings Philippines Corp.	96,000	88,021
Cosco Capital, Inc.	795,000	90,618
D&L Industries, Inc.	1,242,800	236,554
DMCI Holdings, Inc.	456,000	89,711
Eagle Cement Corp.	347,200	102,802
Emperador, Inc.	748,300	103,624
Energy Development Corp.*	3,030,900	297,159
Filinvest Land, Inc.	2,488,000	65,292
First Gen Corp.	502,000	135,997
Global Ferronickel Holdings, Inc.*	1,567,000	64,666
Globe Telecom, Inc.	10,395	300,121
GT Capital Holdings, Inc.	10,340	176,341
Integrated Micro-Electronics, Inc.	191,400	50,159
International Container Terminal Services, Inc.	92,600	134,151
JG Summit Holdings, Inc.	323,620	303,190
Jollibee Foods Corp.	142,180	701,012
LT Group, Inc.	447,000	151,731
Manila Electric Co.	85,600	570,348
Manila Water Co., Inc.	346,200	181,614
Megaworld Corp.	1,239,000	99,441
Melco Resorts And Entertainment Philippines Corp.*	1,466,000	142,732
Metro Pacific Investments Corp.	1,182,600	101,953
Metropolitan Bank & Trust Co.	197,149	270,976
Nickel Asia Corp.	638,100	55,519
Petron Corp.	561,500	93,418
Philex Mining Corp.	1,064,100	89,634
Pilipinas Shell Petroleum Corp.	140,570	135,132
PLDT, Inc.	28,635	685,546
Puregold Price Club, Inc.	400,100	349,295
Robinsons Land Corp.	372,028	129,703
Robinsons Retail Holdings, Inc.	180,480	268,885
San Miguel Corp.	46,970	121,326
Security Bank Corp.	32,050	119,857
Semirara Mining & Power Corp.	544,800	309,217
SM Investments Corp.	51,778	849,417
SM Prime Holdings, Inc.	1,250,450	842,333
Travellers International Hotel Group, Inc.*	1,972,000	179,348
Universal Robina Corp.	297,820	674,129

		12,350,179

Poland — 2.8%
Alior Bank SA*	16,767	296,913
AmRest Holdings SE*	2,428	285,507
Asseco Poland SA	28,214	300,574
Bank Handlowy w Warszawie SA	6,200	117,064
Bank Millennium SA*	79,551	169,612
Bank Polska Kasa Opieki SA	16,859	507,447
Bank Zachodni WBK SA	3,481	308,194
Boryszew SA*	58,224	98,699
Budimex SA	5,800	190,766

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Poland (continued)
CCC SA	6,631	$364,802
CD Projekt SA*	31,056	1,331,806
Ciech SA	8,108	115,786
Cyfrowy Polsat SA	53,621	330,114
Dino Polska SA, 144A*	4,400	121,492
Enea SA	89,414	217,580
Energa SA	89,698	213,385
Eurocash SA	37,807	218,387
Getin Noble Bank SA*	151,309	40,263
Globe Trade Centre SA	47,623	116,875
Grupa Azoty SA	7,579	86,998
Grupa Lotos SA	17,944	271,872
ING Bank Slaski SA	3,528	168,158
Jastrzebska Spolka Weglowa SA*	9,421	191,630
KGHM Polska Miedz SA	22,879	536,305
KRUK SA	2,636	140,477
LPP SA	266	599,995
mBank SA	1,654	175,800
Netia SA	67,458	90,686
Orange Polska SA*	295,200	364,487
PGE Polska Grupa Energetyczna SA*	295,649	734,701
PKP Cargo SA*	12,263	145,413
Polski Koncern Naftowy ORLEN SA	41,826	936,778
Polskie Gornictwo Naftowe i Gazownictwo SA	269,491	410,287
Powszechna Kasa Oszczednosci Bank Polski SA*	91,359	897,532
Powszechny Zaklad Ubezpieczen SA	60,753	629,858
Tauron Polska Energia SA*	408,509	249,099

		11,975,342

Qatar — 1.5%
Aamal Co.	37,602	93,070
Al Meera Consumer Goods Co. QSC	1,497	62,469
Barwa Real Estate Co.	34,631	325,615
Commercial Bank PQSC (The)	24,020	251,452
Doha Bank QPSC	18,447	135,665
Gulf International Services QSC*	15,142	70,962
Industries Qatar QSC	23,050	678,067
Masraf Al Rayan QSC	44,025	422,581
Medicare Group	2,928	50,723
Ooredoo QPSC	37,664	752,301
Qatar Electricity & Water Co. QSC	10,666	550,600
Qatar Gas Transport Co. Ltd.	95,980	417,055
Qatar Insurance Co. SAQ	19,613	191,569
Qatar International Islamic Bank QSC	4,352	63,404
Qatar Islamic Bank SAQ	7,156	227,994
Qatar National Bank QPSC	27,360	1,142,727
Qatar National Cement Co. QSC	4,462	67,717
Qatar Navigation QSC	8,289	148,026
Qatari Investors Group QSC	10,566	86,864
United Development Co. QSC	60,500	232,260
Vodafone Qatar QSC*	99,187	240,458

		6,211,579

Romania — 0.7%
Antibiotice SA	575,841	74,106
Banca Transilvania SA	1,601,743	961,771
BRD-Groupe Societe Generale SA	118,727	389,170

COMMON STOCKS (continued)	Shares	Value
Romania (continued)
OMV Petrom SA	6,267,895	$502,353
Societatea Energetica Electrica SA	151,625	372,130
Societatea Nationala de Gaze Naturale ROMGAZ SA	59,767	557,982
Transelectrica SA	34,326	190,489
Transgaz SA Medias	1,481	121,423

		3,169,424

Russia — 6.1%
Aeroflot PJSC	215,600	480,357
Alrosa PJSC	378,900	604,155
Evraz PLC	39,700	264,975
Federal Grid Co. Unified Energy System PJSC	72,141,400	215,833
Gazprom Neft PJSC, ADR	7,100	181,760
Gazprom PJSC, ADR	524,459	2,308,144
Inter RAO UES PJSC	8,196,048	537,192
Lenta Ltd., GDR*	44,238	243,076
LSR Group PJSC, GDR	58,500	157,950
LUKOIL PJSC, ADR	37,992	2,597,893
Magnit PJSC	11,925	874,709
Mail.Ru Group Ltd., GDR*	31,600	916,400
MegaFon PJSC, GDR	31,826	280,036
MMC Norilsk Nickel PJSC, ADR	102,834	1,845,870
Mobile TeleSystems PJSC	298,303	1,317,335
Moscow Exchange MICEX-RTS PJSC	154,900	268,415
Mosenergo PJSC	4,030,000	149,967
Novatek PJSC	55,740	759,673
Novolipetsk Steel PJSC, GDR	13,000	317,330
PhosAgro PJSC, GDR	16,581	213,066
PIK Group PJSC*	81,700	435,752
Polymetal International PLC	31,735	280,400
QIWI PLC, ADR(a)	14,000	220,500
Rosneft Oil Co. PJSC, GDR	98,400	612,048
Rosseti PJSC	7,397,630	93,000
Rostelecom PJSC	266,673	311,052
RusHydro PJSC	27,727,964	298,512
Sberbank of Russia PJSC, ADR	240,832	3,476,410
Severstal PJSC, GDR	26,295	384,696
Sistema PJSFC	1,013,950	142,937
Surgutneftegas OJSC, ADR	76,706	341,955
Tatneft PJSC, ADR	21,687	1,371,920
VTB Bank PJSC	232,660,000	178,904
VTB Bank PJSC, GDR	128,400	195,553
X5 Retail Group NV, GDR	29,000	767,920
Yandex NV (Class A Stock)*	57,500	2,064,250

		25,709,945

Singapore — 0.0%
Silverlake Axis Ltd.	423,500	162,840

Slovenia — 0.8%
Cinkarna Celje dd	1,155	335,715
Gorenje dd	6,830	91,675
Krka dd Novo mesto	12,743	859,823
Luka Koper	9,841	366,615
Petrol dd Ljubljana	1,134	461,768
Pozavarovalnica Sava dd	13,890	288,901
Telekom Slovenije dd	4,151	444,866

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Slovenia (continued)
Zavarovalnica Triglav dd	9,550	$337,078

		3,186,441

South Africa — 5.7%
AECI Ltd.	13,700	105,652
African Rainbow Minerals Ltd.	17,200	136,569
Anglo American Platinum Ltd.	6,154	160,505
AngloGold Ashanti Ltd., ADR	43,500	357,135
Aspen Pharmacare Holdings Ltd.	49,960	938,044
AVI Ltd.	45,600	360,175
Barclays Africa Group Ltd.	15,262	177,218
Barloworld Ltd.	68,800	648,855
Bid Corp. Ltd.	44,379	888,647
Bidvest Group Ltd. (The)	65,979	944,818
Brait SE*(a)	14,142	43,850
Clicks Group Ltd.	37,800	539,724
DataTec Ltd.	112,800	174,801
Discovery Ltd.	14,745	158,252
EOH Holdings Ltd.	26,200	62,083
Exxaro Resources Ltd.	24,500	223,686
FirstRand Ltd.	127,860	593,961
Fortress REIT Ltd. (Class B Stock)	18,847	20,704
Foschini Group Ltd. (The)	11,100	140,519
Gold Fields Ltd.	74,934	265,179
Grindrod Ltd.*	207,800	142,059
Grindrod Shipping Holdings Ltd.*	5,195	54,535
Growthpoint Properties Ltd., REIT	430,848	836,779
Harmony Gold Mining Co. Ltd.	69,708	106,449
Hyprop Investments Ltd., REIT	41,347	308,031
Impala Platinum Holdings Ltd.*	95,938	140,995
Investec Ltd.	15,300	106,764
Liberty Holdings Ltd.	12,500	106,123
Life Healthcare Group Holdings Ltd.	179,844	325,157
Massmart Holdings Ltd.	23,546	190,731
Mediclinic International PLC	58,567	406,484
MMI Holdings Ltd.	59,241	76,328
Mr. Price Group Ltd.	7,400	121,445
MTN Group Ltd.	218,551	1,717,637
Murray & Roberts Holdings Ltd.	248,925	319,726
Nampak Ltd.*	75,700	86,630
Naspers Ltd. (Class N Stock)	12,238	3,085,736
Nedbank Group Ltd.	9,385	170,453
Netcare Ltd.	277,420	556,215
Northam Platinum Ltd.*	50,800	136,137
Novus Holdings Ltd.	4,232	1,025
Pick’n Pay Stores Ltd.	54,634	297,842
Pioneer Foods Group Ltd.	22,700	185,015
PPC Ltd.*	194,666	102,846
Rand Merchant Investment Holdings Ltd.	41,103	111,720
Redefine Properties Ltd., REIT	916,618	700,546
Remgro Ltd.	19,839	294,780
Resilient REIT Ltd., REIT	47,118	192,838
Reunert Ltd.	52,952	310,581
RMB Holdings Ltd.	24,619	135,456
Sanlam Ltd.	57,800	293,661
Sappi Ltd.	48,920	325,498
Sasol Ltd.	44,220	1,608,142
Shoprite Holdings Ltd.	56,366	903,475
Sibanye Gold Ltd.*	75,180	45,043

COMMON STOCKS (continued)	Shares	Value
South Africa (continued)
SPAR Group Ltd. (The)	25,400	$343,103
Standard Bank Group Ltd.	46,358	647,259
Steinhoff International Holdings NV*	103,885	9,709
Telkom SA SOC Ltd.	55,943	199,546
Tiger Brands Ltd.	27,991	676,033
Trencor Ltd.	42,028	104,083
Truworths International Ltd.	11,075	61,922
Vodacom Group Ltd.	69,147	618,070
Wilson Bayly Holmes-Ovcon Ltd.	18,343	198,980
Woolworths Holdings Ltd.	23,760	95,801

		24,397,765

South Korea — 5.7%
Amorepacific Corp.	1,619	468,659
AMOREPACIFIC Group	1,583	175,477
BGF retail Co. Ltd.	677	118,398
BNK Financial Group, Inc.	9,467	79,325
Celltrion, Inc.*(a)	3,804	1,033,490
Chong Kun Dang Pharmaceutical Corp.	1,326	119,589
CJ CheilJedang Corp.	800	253,272
CJ Corp.	790	100,658
Coway Co. Ltd.	2,686	208,901
DB Insurance Co. Ltd.	1,230	65,139
Doosan Heavy Industries & Construction Co. Ltd.*	4,590	64,500
E-MART, Inc.	1,337	305,108
Green Cross Corp.	683	126,591
Green Cross Holdings Corp.	4,475	133,699
GS Engineering & Construction Corp.	4,058	167,731
GS Holdings Corp.	4,990	243,447
Hana Financial Group, Inc.	8,011	307,628
Hankook Tire Co. Ltd.	2,943	111,200
Hanmi Pharm Co. Ltd.	302	114,079
Hanmi Science Co. Ltd.	2,933	169,993
Hanssem Co. Ltd.	673	63,336
Hanwha Aerospace Co. Ltd.*	3,179	66,733
Hanwha Chemical Corp.	8,968	175,775
Hanwha Corp.	3,690	104,396
Hotel Shilla Co. Ltd.	1,650	182,763
Hugel, Inc.*	334	144,442
Hyosung Corp.^	1,390	167,735
Hyundai Department Store Co. Ltd.	730	75,676
Hyundai Engineering & Construction Co. Ltd.	3,134	161,922
Hyundai Glovis Co. Ltd.	960	99,467
Hyundai Heavy Industries Co. Ltd.*	1,195	109,283
Hyundai Heavy Industries Holdings Co. Ltd.*	254	80,554
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	79,366
Hyundai Mobis Co. Ltd.	2,400	456,482
Hyundai Motor Co.	6,082	683,580
Hyundai Steel Co.	3,550	167,465
Hyundai Wia Corp.	961	35,119
Industrial Bank of Korea	11,766	162,274
iNtRON Biotechnology, Inc.*	3,532	123,057
Kangwon Land, Inc.	3,858	90,533
KB Financial Group, Inc.	10,542	496,231
KCC Corp.	274	80,647
Kia Motors Corp.	10,110	279,334

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Komipharm International Co. Ltd.*	6,455	$158,090
Korea Aerospace Industries Ltd.*	2,153	79,394
Korea Electric Power Corp.	25,800	740,004
Korea Gas Corp.*	3,050	175,316
Korea Investment Holdings Co. Ltd.	1,595	120,262
Korea Real Estate Investment & Trust Co. Ltd.	25,746	62,662
Korea Zinc Co. Ltd.	502	173,876
Korean Air Lines Co. Ltd.	4,147	105,066
KT Corp.	13,418	330,014
KT&G Corp.	5,400	518,859
LG Chem Ltd.	1,788	535,164
LG Corp.	4,536	293,250
LG Display Co. Ltd.	3,794	62,242
LG Electronics, Inc.	3,943	293,577
LG Household & Health Care Ltd.	500	626,536
LG Uplus Corp.	21,400	268,786
Lotte Chemical Corp.	832	259,360
Lotte Corp.*	1,101	56,517
LOTTE Fine Chemical Co. Ltd.	1,838	107,122
Lotte Shopping Co. Ltd.	859	161,969
LS Corp.	2,520	169,667
Medy-Tox, Inc.	160	109,999
NAVER Corp.	337	230,611
NCSoft Corp.	385	128,122
NH Investment & Securities Co. Ltd.	4,153	55,635
OCI Co. Ltd.	1,200	111,021
Orion Corp.	1,645	219,621
Ottogi Corp.	254	195,908
POSCO	2,999	884,885
Posco Daewoo Corp.	6,180	118,676
Samsung Biologics Co. Ltd., 144A*	724	270,989
Samsung C&T Corp.	4,030	421,380
Samsung Card Co. Ltd.	2,600	89,391
Samsung Electro-Mechanics Co. Ltd.	650	86,540
Samsung Electronics Co. Ltd.	44,570	1,867,019
Samsung Engineering Co. Ltd.*	10,660	149,571
Samsung Fire & Marine Insurance Co. Ltd.	1,142	270,586
Samsung Heavy Industries Co. Ltd.*	8,890	56,927
Samsung Life Insurance Co. Ltd.	2,315	204,361
Samsung SDI Co. Ltd.	700	134,266
Samsung SDS Co. Ltd.	530	95,164
Samsung Securities Co. Ltd.	3,344	104,378
Shinhan Financial Group Co. Ltd.	13,298	514,874
Shinsegae, Inc.	401	144,219
SK Chemicals Co. Ltd.*	911	75,856
SK Holdings Co. Ltd.*	1,435	333,200
SK Hynix, Inc.	4,978	382,108
SK Innovation Co. Ltd.	6,110	1,106,694
SK Telecom Co. Ltd.	4,140	865,300
S-Oil Corp.	5,061	497,000
ViroMed Co. Ltd.*(a)	750	158,296
Woori Bank	16,280	237,454
Yuhan Corp.	998	194,720

		24,065,558

Sri Lanka — 0.7%
Access Engineering PLC	433,567	43,449
Aitken Spence PLC	130,112	42,328

COMMON STOCKS (continued)	Shares	Value
Sri Lanka (continued)
Ceylon Tobacco Co. PLC	45,600	$323,069
Chevron Lubricants Lanka PLC	161,664	78,057
Commercial Bank of Ceylon PLC	435,000	338,255
DFCC Bank PLC	136,728	90,547
Hatton National Bank PLC	257,435	365,831
Hemas Holdings PLC	148,235	105,856
John Keells Holdings PLC	697,461	649,854
Lanka IOC PLC	359,478	74,802
Melstacorp PLC*	769,436	254,941
National Development Bank PLC	144,894	110,495
Nestle Lanka PLC	11,767	129,801
People’s Leasing & Finance PLC	641,689	62,047
Sampath Bank PLC*	100,631	192,875
Teejay Lanka PLC	468,591	91,688

		2,953,895

Taiwan — 5.6%
Advantech Co. Ltd.	17,599	115,890
Airtac International Group	29,251	415,196
ASE Technology Holding Co. Ltd.	58,815	138,122
Asia Cement Corp.	234,829	257,779
Asustek Computer, Inc.	15,037	137,222
AU Optronics Corp.	318,441	134,916
Bizlink Holding, Inc.	34,268	240,998
Catcher Technology Co. Ltd.	9,780	109,197
Cathay Financial Holding Co. Ltd.	205,543	362,044
Chang Hwa Commercial Bank Ltd.	323,412	187,517
Cheng Shin Rubber Industry Co. Ltd.	191,424	287,923
Chicony Electronics Co. Ltd.	47,336	106,568
China Airlines Ltd.*	396,590	123,686
China Development Financial Holding Corp.	656,005	239,475
China Life Insurance Co. Ltd.	69,930	73,538
China Steel Corp.	639,084	496,451
China Synthetic Rubber Corp.	117,884	180,439
Chunghwa Telecom Co. Ltd.	401,268	1,446,102
Compal Electronics, Inc.	173,822	109,365
CTBC Financial Holding Co. Ltd.	632,587	454,525
CTCI Corp.	61,000	97,580
Delta Electronics, Inc.	33,800	121,151
E.Sun Financial Holding Co. Ltd.	320,321	223,029
Eclat Textile Co. Ltd.	25,500	302,860
Eva Airways Corp.	348,685	168,543
Far Eastern Department Stores Ltd.	349,405	223,931
Far Eastern New Century Corp.	500,537	473,948
Far EasTone Telecommunications Co. Ltd.	133,000	343,561
Feng TAY Enterprise Co. Ltd.	57,120	286,317
First Financial Holding Co. Ltd.	243,001	164,066
Formosa Chemicals & Fibre Corp.	135,064	537,462
Formosa Petrochemical Corp.	149,670	600,458
Formosa Plastics Corp.	160,142	590,171
Foxconn Technology Co. Ltd.	20,185	49,356
Fubon Financial Holding Co. Ltd.	178,002	297,818
Giant Manufacturing Co. Ltd.	36,661	154,877
Ginko International Co. Ltd.	16,000	130,370
Great Wall Enterprise Co. Ltd.	105,390	140,570
Hiwin Technologies Corp.	41,616	490,275
Hon Hai Precision Industry Co. Ltd.	201,470	549,019
Hota Industrial Manufacturing Co. Ltd.	28,723	138,452
Hotai Motor Co. Ltd.	39,000	343,279

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	277,594	$161,480
Innolux Corp.	262,200	94,059
Inventec Corp.	156,000	122,338
Kenda Rubber Industrial Co. Ltd.	126,162	139,036
Kerry TJ Logistics Co. Ltd.	140,000	182,457
King Slide Works Co. Ltd.	13,000	183,481
Largan Precision Co. Ltd.	1,000	146,907
Lite-On Technology Corp.	36,941	44,636
MediaTek, Inc.	18,460	181,205
Mega Financial Holding Co. Ltd.	263,684	232,489
Microbio Co. Ltd.*	86,319	57,324
Nan Kang Rubber Tire Co. Ltd.	158,776	139,611
Nan Ya Plastics Corp.	184,893	528,084
Novatek Microelectronics Corp.	29,246	131,614
OBI Pharma, Inc.*	19,000	97,045
Pegatron Corp.	32,133	65,979
PharmaEngine, Inc.	33,116	155,440
Pou Chen Corp.	271,547	315,069
President Chain Store Corp.	62,648	709,891
Quanta Computer, Inc.	58,319	102,194
Ruentex Development Co. Ltd.*	92,999	107,308
Ruentex Industries Ltd.*	97,461	198,568
Shin Kong Financial Holding Co. Ltd.	340,052	130,801
Simplo Technology Co. Ltd.	17,860	104,697
SinoPac Financial Holdings Co. Ltd.	590,423	212,795
Solar Applied Materials Technology Co.*	100,297	72,183
St. Shine Optical Co. Ltd.	10,000	228,314
Standard Foods Corp.	93,304	188,720
Synnex Technology International Corp.	83,883	126,487
Tainan Spinning Co. Ltd.	279,052	123,021
Taishin Financial Holding Co. Ltd.	344,478	162,564
Taiwan Cement Corp.	294,562	408,714
Taiwan Cooperative Financial Holding Co. Ltd.	288,345	168,710
Taiwan Fertilizer Co. Ltd.	79,000	108,375
Taiwan Glass Industry Corp.	334,319	188,350
Taiwan Mobile Co. Ltd.	161,200	584,006
Taiwan Semiconductor Manufacturing Co. Ltd.	191,814	1,362,086
Teco Electric & Machinery Co. Ltd.	270,000	202,627
Transcend Information, Inc.	37,719	104,603
Tripod Technology Corp.	49,278	135,329
TSRC Corp.	118,629	127,524
TTY Biopharm Co. Ltd.	36,713	117,260
Tung Ho Steel Enterprise Corp.	127,381	93,958
Tung Thih Electronic Co. Ltd.	15,000	51,891
Uni-President Enterprises Corp.	635,728	1,611,459
United Microelectronics Corp.	316,280	177,216
Walsin Lihwa Corp.	707,000	479,236
Wistron Corp.	109,806	81,426
WPG Holdings Ltd.	34,613	49,008
Yang Ming Marine Transport Corp.*	263,691	77,760
Yuanta Financial Holding Co. Ltd.	584,090	265,993
Yulon Motor Co. Ltd.	118,053	81,626

		23,967,000

Thailand — 2.8%
Advanced Info Service PCL	138,800	774,639
Airports of Thailand PCL	321,900	611,942

COMMON STOCKS (continued)	Shares	Value
Thailand (continued)
Bangkok Bank PCL	26,800	$160,368
Bangkok Chain Hospital PCL	310,900	143,452
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	547,082
Bangkok Expressway & Metro PCL	554,415	124,625
Banpu PCL	132,500	77,936
BEC World PCL	175,600	41,565
BTS Group Holdings PCL	570,200	151,457
Bumrungrad Hospital PCL	60,300	303,168
Central Pattana PCL	118,200	248,808
Central Plaza Hotel PCL	109,000	141,312
Charoen Pokphand Foods PCL	220,800	161,277
CP ALL PCL	248,500	550,748
CPN Retail Growth Leasehold REIT	128,200	90,571
Delta Electronics Thailand PCL	214,200	378,108
Dynasty Ceramic PCL	1,191,700	79,742
Electricity Generating PCL	50,600	341,693
Glow Energy PCL	112,000	320,316
Hana Microelectronics PCL	321,400	319,504
Home Product Center PCL	678,082	274,593
Indorama Ventures PCL	204,988	338,476
IRPC PCL	445,200	77,863
Italian-Thai Development PCL*	491,663	39,760
Kasikornbank PCL	49,100	295,928
KCE Electronics PCL	171,200	196,009
Krung Thai Bank PCL	224,475	113,075
Minor International PCL	294,000	288,329
MK Restaurants Group PCL	59,100	131,169
Polyplex Thailand PCL	133,400	55,880
Precious Shipping PCL*	149,950	50,160
Pruksa Holding PCL	94,500	54,241
PTT Exploration & Production PCL	55,729	235,912
PTT Global Chemical PCL	187,158	411,983
PTT PCL	516,000	746,018
Ratchaburi Electricity Generating Holding PCL	114,800	177,624
Robinson PCL	87,700	148,340
Siam Cement PCL (The)	26,400	328,138
Siam Commercial Bank PCL (The)	65,900	257,333
Siam Global House PCL	271,579	135,792
Sino-Thai Engineering & Construction PCL*	142,514	77,816
Super Energy Corp. PCL*	4,845,000	92,087
Thai Beverage PCL	571,600	301,895
Thai Oil PCL	50,700	118,854
Thai Union Group PCL (Class F Stock)	235,280	112,225
Thanachart Capital PCL	130,700	184,436
TMB Bank PCL	2,379,000	165,317
Total Access Communication PCL, NVDR	125,600	139,095
True Corp. PCL	1,379,617	220,390
TTW PCL	594,400	209,917
Vibhavadi Medical Center PCL	2,058,000	136,689
WHA Corp. PCL	1,221,700	134,713

		11,818,370

Togo — 0.0%
Ecobank Transnational, Inc.*	1,657,284	91,503

Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	57,745
ADWYA SA*	17,915	40,485

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tunisia (continued)
Banque de l’Habitat	13,851	$116,752
Banque de Tunisie	21,274	69,122
Banque Internationale Arabe de Tunisie	3,704	235,135
Banque Nationale Agricole*	17,954	129,795
Carthage Cement*	78,843	61,198
City Cars	14,672	72,313
Ennakl Automobiles	17,341	82,209
Euro Cycles SA	4,187	49,826
One Tech Holding	14,019	86,380
Poulina Group	33,363	145,100
Societe D’Articles Hygieniques SA*	27,813	153,250

		1,299,310

Turkey — 3.0%
AG Anadolu Grubu Holding A/S (Class A Stock)	18,059	83,637
Akbank Turk A/S	220,596	360,542
Akcansa Cimento A/S	15,512	32,335
Aksa Enerji Uretim A/S*	230,100	209,577
Anadolu Efes Biracilik Ve Malt Sanayii A/S	47,842	245,906
Arcelik A/S	131,839	437,495
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,000	150,828
Aygaz A/S	58,500	139,485
Bagfas Bandirma Gubre Fabrikalari A/S*(a)	22,545	36,368
BIM Birlesik Magazalar A/S	57,700	842,658
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	47,196
Coca-Cola Icecek A/S	15,939	117,289
Dogus Otomotiv Servis ve Ticaret A/S	26,784	40,633
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	1,886,783	835,518
Enerjisa Enerji A/S, 144A	231,800	312,787
Enka Insaat ve Sanayi A/S	157,133	159,636
Eregli Demir ve Celik Fabrikalari TAS	378,114	838,584
Ford Otomotiv Sanayi A/S	34,133	454,236
Gubre Fabrikalari TAS*	45,700	35,187
Haci Omer Sabanci Holding A/S	96,069	184,450
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	610,198	131,637
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	416,822	400,660
KOC Holding A/S	139,566	431,245
Koza Altin Isletmeleri A/S*	19,000	175,596
Logo Yazilim Sanayi Ve Ticaret A/S*	13,200	120,703
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	11,600	98,391
Migros Ticaret A/S*	28,000	124,948
Petkim Petrokimya Holding A/S	199,060	209,671
TAV Havalimanlari Holding A/S	26,962	131,965
Tekfen Holding A/S	50,266	189,668
Tofas Turk Otomobil Fabrikasi A/S	60,341	315,789
Torunlar Gayrimenkul Yatirim Ortakligi A/S	174,000	103,381
Tupras Turkiye Petrol Rafinerileri A/S	66,800	1,574,633
Turk Hava Yollari AO*	73,628	217,146
Turk Telekomunikasyon A/S*(a)	189,654	206,173
Turk Traktor ve Ziraat Makineleri A/S	2,324	26,311
Turkcell Iletisim Hizmetleri A/S	443,726	1,176,321
Turkiye Garanti Bankasi A/S	160,878	293,466
Turkiye Halk Bankasi A/S	45,268	73,039
Turkiye Is Bankasi A/S (Class C Stock)	112,037	139,004
Turkiye Sise ve Cam Fabrikalari A/S	103,653	95,419

COMMON STOCKS (continued)	Shares	Value
Turkey (continued)
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	$185,517
Ulker Biskuvi Sanayi A/S*	34,000	133,148
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	122,137
Yapi ve Kredi Bankasi A/S*	288,196	155,100
Zorlu Enerji Elektrik Uretim A/S*	409,074	146,225

		12,541,640

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	205,500	395,108
Abu Dhabi National Hotels	239,739	182,090
Agthia Group PJSC	49,606	64,977
Air Arabia PJSC	801,817	213,817
Aldar Properties PJSC	371,654	204,606
Arabtec Holding PJSC	216,379	112,549
DAMAC Properties Dubai Co. PJSC	228,700	127,833
Dana Gas PJSC	773,762	219,116
DP World Ltd.	42,391	975,767
Dubai Financial Market PJSC	451,700	118,794
Dubai Investments PJSC	192,300	99,592
Dubai Islamic Bank PJSC	138,450	183,718
DXB Entertainments PJSC*	154,373	13,929
Emaar Malls PJSC	139,399	81,330
Emaar Properties PJSC	446,045	598,543
Emirates Telecommunications Group Co. PJSC	305,679	1,344,937
First Abu Dhabi Bank PJSC	323,551	1,070,788
National Central Cooling Co. PJSC	256,200	116,008
Taqa Morocco	1,650	152,525
Union National Bank PJSC	176,824	179,047

		6,455,074

United Kingdom — 0.1%
Mondi Ltd.	14,642	396,601

United States — 0.0%
Luxoft Holding, Inc.*	4,200	154,770

Uruguay — 0.1%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	57,500	399,625

TOTAL COMMON STOCKS (cost $411,595,238)		402,481,547

	Units
PARTICIPATORY NOTES† — 2.9%
Egypt — 0.7%
Commercial International Bank Egypt SAE, expiring 11/09/20	135,400	645,368
Eastern Tobacco, expiring 11/09/20	43,665	440,555
Egypt Kuwait Holding Co. SAE, expiring 11/09/20	103,000	118,449
Egyptian Financial Group-Hermes Holding Co., expiring 11/09/20*	88,865	114,335
ElSewedy Electric Co., expiring 11/09/20	39,300	438,447
EZZ Steel, expiring 11/09/20*	138,120	226,572
Juhayna Food Industries, expiring 11/09/20	185,000	124,078
Orascom Telecom Media & Technology Holding SAE, expiring 11/12/18	1,745,300	70,234
Oriental Weavers, expiring 11/09/20	200,000	136,373

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

PARTICIPATORY NOTES† (continued)	Units	Value
Egypt (continued)
Palm Hills Developments SAE, expiring 11/09/20*	294,630	$73,773
Pioneers Holding for Financial Investments SAE, expiring 11/09/20*	120,879	54,927
Sidi Kerir Petrochemicals Co., expiring 11/09/20	136,500	198,662
Talaat Moustafa Group, expiring 11/09/20	342,837	222,082
Telecom Egypt Co., expiring 11/09/20	241,812	190,158

		3,054,013

Saudi Arabia — 0.7%
AL Rajhi Bank, expiring 01/19/21	18,308	421,283
Al Tayyar Travel Group Holding Co., expiring 02/24/21	11,915	85,302
Alinma Bank, expiring 01/19/21	20,000	114,228
Almarai Co. JSC, expiring 07/20/20	9,670	155,735
Banque Saudi Fransi, expiring 03/24/20	16,000	144,625
Etihad Etisalat Co., expiring 11/09/20*	16,920	88,336
Fawaz Abdulaziz Al Hokair & Co., expiring 02/28/20*	6,400	44,198
Jarir Marketing Co., expiring 01/19/21	3,025	143,410
Mobile Telecommunications Co. Saudi Arabia, expiring 04/05/21*	23,975	42,703
Mouwasat Medical Services Co., expiring 02/24/21	5,174	129,681
National Industrialization Co., expiring 08/26/19*	10,000	59,034
Rabigh Refining & Petrochemical Co., expiring 07/20/20	7,412	56,029
Riyad Bank, expiring 11/09/20	32,000	138,737
Samba Financial Group, expiring 05/06/20	12,000	103,989
Saudi Arabian Amiantit Co., expiring 04/05/21*	21,300	38,904
Saudi Arabian Fertilizer Co., expiring 07/20/20	4,332	71,268
Saudi Arabian Mining Co., expiring 04/05/21*	6,400	97,611
Saudi Basic Industries Corp., expiring 01/19/21	7,500	252,373
Saudi Cement Co., expiring 07/20/18	4,700	62,221
Saudi Electricity Co., expiring 01/19/21	33,899	188,187
Saudi Ground Services Co., expiring 06/27/19	12,502	120,340
Saudi International Petrochemical Co., expiring 01/19/21	9,350	55,895
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 01/27/21	8,669	73,736
Saudi Telecom Co., expiring 04/05/21	8,000	191,340
Savola Group (The), expiring 01/24/20	14,900	147,991
Yamamah Cement Co. Ltd., expiring 01/19/21*	12,750	54,054

		3,081,210

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC, expiring 06/12/19	166,674	421,134
Bao Viet Holdings, expiring 06/23/20*	54,931	194,551
Danang Rubber JSC, expiring 06/05/19	50,160	51,570
Development Investment Construction JSC, expiring 08/22/19	206,408	159,156

PARTICIPATORY NOTES† (continued)	Units	Value
Vietnam (continued)
FLC Faros Construction JSC, expiring 02/22/19*	109,560	$205,232
HAGL JSC, expiring 08/29/19*	354,616	80,486
Ho Chi Minh City Infrastructure Investment JSC, expiring 11/27/19*	75,000	86,419
Hoa Phat Group JSC, expiring 02/26/20*	594,170	993,955
Masan Group Corp., expiring 12/12/18*	244,215	840,473
PetroVietnam Drilling & Well Services JSC, expiring 08/26/21*	126,049	74,954
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/27/19	130,000	97,408
PetroVietnam Gas JSC, expiring 06/05/19	50,000	192,769
PetroVietnam Technical Services Corp., expiring 06/26/19	241,000	181,630
Pha Lai Thermal Power JSC, expiring 11/07/18	91,939	70,491
Saigon Securities, Inc., expiring 03/15/21	202,560	251,491
Saigon Thuong Tin Commercial JSB, expiring 06/05/19*	175,796	88,454
Vietjet Aviation JSC, expiring 02/22/19	60,696	374,939
Vietnam Dairy Products JSC, expiring 02/12/19	57,910	428,871
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 06/23/20	100,000	105,642
Vincom Retail JSC, expiring 02/22/19*	241,410	408,048
Vingroup JSC, expiring 08/02/19*	211,706	991,441

		6,299,114

TOTAL PARTICIPATORY NOTES (cost $10,845,570)		12,434,337

	Shares
PREFERRED STOCKS — 1.4%
Brazil — 0.9%
Alpargatas SA (PRFC)	88,400	273,702
Banco Bradesco SA (PRFC)	93,921	648,959
Centrais Eletricas Brasileiras SA (PRFC B)*	44,100	156,112
Cia Brasileira de Distribuicao (PRFC)	7,695	153,751
Cia Energetica de Sao Paulo (PRFC B)	22,900	96,014
Gerdau SA (PRFC)	37,400	133,649
Itausa - Investimentos Itau SA (PRFC)	150,019	355,718
Klabin SA (PRFC)	45,300	36,584
Lojas Americanas SA (PRFC)	82,449	353,133
Marcopolo SA (PRFC)	174,800	149,735
Metalurgica Gerdau SA (PRFC)	102,900	163,546
Telefonica Brasil SA (PRFC)	95,441	1,129,064
Usinas Siderurgicas de Minas Gerais SA (PRFC A)	57,200	108,179

		3,758,146

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	80,050
Banco Davivienda SA (PRFC)	10,919	135,973
Cementos Argos SA (PRFC)	36,909	108,295
Grupo Argos SA (PRFC)	30,084	180,234
Grupo Aval Acciones y Valores SA (PRFC)	523,436	218,764

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Colombia (continued)
Grupo de Inversiones Suramericana SA (PRFC)	12,779	$154,601

		877,917

Croatia — 0.1%
Adris Grupa dd (PRFC)	6,445	431,911

Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	—

Russia — 0.2%
Surgutneftegas OJSC (PRFC)	790,200	396,417
Transneft PJSC (PRFC)	155	410,964

		807,381

South Korea — 0.0%
LG Chem Ltd. (PRFC)	430	77,704

Togo — 0.0%
Ecobank Transnational, Inc. (PRFC)	130,579	—

TOTAL PREFERRED STOCKS (cost $6,932,851)		5,953,059

	Units
RIGHTS* — 0.0%
Tunisia
Banque de Tunisie, expiring 08/30/18 (cost $19,778)	21,274	16,290

WARRANTS* — 0.0%
Thailand
Dynasty Ceramic PCL, expiring 05/08/21 (cost $ —)	476,680	10,072

TOTAL LONG-TERM INVESTMENTS (cost $429,393,437)		420,895,305

	Shares
SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	306,424	306,424
PGIM Institutional Money Market Fund (cost $12,387,091; includes $12,359,572 of cash collateral for securities on loan)(b)(w)	12,385,853	12,387,091

Value
TOTAL SHORT-TERM INVESTMENTS (cost $12,693,515)	$12,693,515

TOTAL INVESTMENTS — 102.1% (cost $442,086,952)	433,588,820
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%	(8,941,963)

NET ASSETS — 100.0%	$424,646,857

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

†	Participatory notes represented 2.9% of net assets, of which the Portfolio attributed 1.4% to Hong Kong & Shanghai Bank and 1.5% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $518,253 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,006,273; cash collateral of $12,359,572 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,442,469	$—	$—
Bahrain	—	2,958,173	—
Botswana	37,313	1,752,785	128,646
Brazil	17,905,886	—	—
Bulgaria	—	1,553,780	—
Chile	12,032,011	—	—
China	4,349,305	42,119,734	118,810
Colombia	5,714,571	—	91,249
Croatia	—	2,655,567	6,190
Czech Republic	—	3,027,546	—
Estonia	—	1,854,231	—
Ghana	—	2,066,535	—
Greece	309,027	5,734,340	—
Hong Kong	—	3,049,836	—
Hungary	—	3,141,904	—
India	3,225,738	20,817,450	—
Indonesia	—	12,435,940	5,622
Jordan	—	3,003,380	—
Kazakhstan	1,374,425	1,663,482	—
Kenya	—	3,090,305	—
Kuwait	—	6,222,674	—
Latvia	—	446,915	—
Lebanon	—	195,456	—
Lithuania	—	1,707,510	—
Malaysia	—	12,161,800	—
Mauritius	96,501	2,988,935	—
Mexico	25,689,621	—	1
Monaco	421,074	—	—
Morocco	—	2,834,120	—
Netherlands	190,210	—	—
Nigeria	—	2,951,943	—
Oman	—	3,255,909	—
Pakistan	—	6,145,983	—
Panama	1,137,860	—	—
Peru	6,061,924	—	—
Philippines	—	12,350,179	—
Poland	—	11,975,342	—
Qatar	—	6,211,579	—
Romania	—	3,169,424	—
Russia	18,253,701	7,456,244	—
Singapore	—	162,840	—
Slovenia	—	3,186,441	—
South Africa	411,670	23,986,095	—
South Korea	—	23,897,823	167,735
Sri Lanka	—	2,953,895	—
Taiwan	138,122	23,828,878	—
Thailand	—	11,818,370	—
Togo	—	91,503	—
Tunisia	—	1,299,310	—
Turkey	—	12,541,640	—
United Arab Emirates	—	6,455,074	—
United Kingdom	—	396,601	—
United States	154,770	—	—
Uruguay	399,625	—	—
Participatory Notes
Egypt	—	3,054,013	—
Saudi Arabia	—	3,081,210	—
Vietnam	—	6,299,114	—
Preferred Stocks
Brazil	3,758,146	—	—
Colombia	877,917	—	—
Croatia	—	431,911	—
Philippines	—	—	—
Russia	—	807,381	—
South Korea	—	77,704	—
Togo	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Rights
Tunisia	$16,290	$—	$—
Warrants
Thailand	10,072	—	—
Affiliated Mutual Funds	12,693,515	—	—

Total	$117,701,763	$315,368,804	$518,253

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	15.3%
Oil, Gas & Consumable Fuels	9.0
Wireless Telecommunication Services	5.6
Metals & Mining	5.4
Food Products	3.9
Diversified Telecommunication Services	3.3
Real Estate Management & Development	3.2
Chemicals	3.2
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	3.0
Food & Staples Retailing	2.9
Industrial Conglomerates	2.8
Electric Utilities	2.8
Pharmaceuticals	2.8
Construction Materials	2.1
Beverages	2.1
Internet Software & Services	1.9
Independent Power & Renewable Electricity Producers	1.7
Automobiles	1.5
Media	1.5
Hotels, Restaurants & Leisure	1.4
Transportation Infrastructure	1.4
Construction & Engineering	1.3
Health Care Providers & Services	1.3
Insurance	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
IT Services	1.1
Gas Utilities	1.0
Machinery	1.0
Multiline Retail	1.0
Airlines	0.9
Electronic Equipment, Instruments & Components	0.9
Textiles, Apparel & Luxury Goods	0.9
Capital Markets	0.8
Tobacco	0.8
Personal Products	0.8
Diversified Financial Services	0.8
Technology Hardware, Storage & Peripherals	0.8
Specialty Retail	0.7
Semiconductors & Semiconductor Equipment	0.7
Electrical Equipment	0.7
Biotechnology	0.7
Paper & Forest Products	0.6
Household Durables	0.6
Software	0.6
Water Utilities	0.5
Auto Components	0.4

Marine	0.4%
Diversified Consumer Services	0.4
Trading Companies & Distributors	0.4
Health Care Equipment & Supplies	0.3
Energy Equipment & Services	0.3
Household Products	0.3
Road & Rail	0.3
Aerospace & Defense	0.2
Internet & Direct Marketing Retail	0.2
Consumer Finance	0.2
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.2
Multi-Utilities	0.2
Building Products	0.1
Life Sciences Tools & Services	0.1
Containers & Packaging	0.1
Commercial Services & Supplies	0.1
Communications Equipment	0.1
Leisure Products	0.0 *
Distributors	0.0 *

102.1
Liabilities in excess of other assets	(2.1)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$26,362	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$34,106

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)
Equity contracts	$(17,546)	$(1,524)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$12,006,273	$(12,006,273)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $12,006,273:
Unaffiliated investments (cost $429,393,437)	$420,895,305
Affiliated investments (cost $12,693,515)	12,693,515
Foreign currency, at value (cost $4,693,908)	4,686,428
Dividends and interest receivable	1,442,349
Receivable for investments sold	170,439
Receivable for portfolio shares sold	65,875
Tax reclaim receivable	64,154
Receivable from affiliate	16,150
Prepaid expenses	475

Total Assets	440,034,690

LIABILITIES:
Payable to broker for collateral for securities on loan	12,359,572
Loan payable	2,536,000
Accrued expenses and other liabilities	222,940
Management fees payable	209,083
Payable for portfolio shares repurchased	36,318
Distribution fee payable	14,929
Payable for investments purchased	8,523
Affiliated transfer agent fee payable	365
Foreign withholding taxes payable	103

Total Liabilities	15,387,833

NET ASSETS	$424,646,857

Net assets were comprised of:
Partners Equity	$424,646,857

Net asset value and redemption price per share, $424,646,857 / 45,464,332 outstanding shares of beneficial interest	$9.34

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $672,446, of which $18,457 is reimbursable by an affiliate)	$8,307,818
Income from securities lending, net (including affiliated income of $40,947)	58,359
Affiliated dividend income	17,651

8,383,828

EXPENSES
Management fees	2,293,312
Distribution fee	617,462
Custodian and accounting fees	347,020
Audit fee	14,034
Trustees’ fees	7,205
Legal fees and expenses	5,154
Shareholders’ reports	4,690
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	101,150

Total expenses	3,393,493

NET INVESTMENT INCOME (LOSS)	4,990,335

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(110)) (net of foreign capital gains taxes $(18))	15,144,648
Foreign currency transactions	(127,754)

15,016,894

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,350)	(56,943,234)
Foreign currencies	(38,988)

(56,982,222)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(41,965,328)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,974,993)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,990,335	$5,965,750
Net realized gain (loss) on investment and foreign currency transactions	15,016,894	(7,207,007)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(56,982,222)	106,648,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,974,993)	105,407,651

FUND SHARE TRANSACTIONS:
Fund share sold [2,589,326 and 7,621,569 shares, respectively]	26,154,829	68,862,964
Fund share repurchased [7,628,649 and 8,582,336 shares, respectively]	(75,064,182)	(75,481,336)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(48,909,353)	(6,618,372)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,884,346)	98,789,279
NET ASSETS:
Beginning of period	510,531,203	411,741,924

End of period	$424,646,857	$510,531,203

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.0%
General Dynamics Corp.	39,900	$7,437,759
Harris Corp.	91,200	13,182,048
Huntington Ingalls Industries, Inc.	2,000	433,580
Lockheed Martin Corp.	85,000	25,111,550
Raytheon Co.	122,500	23,664,550
Spirit AeroSystems Holdings, Inc. (Class A Stock)	81,400	6,993,074

		76,822,561

Airlines — 0.4%
Southwest Airlines Co.	48,300	2,457,504
United Continental Holdings, Inc.*	125,900	8,779,007

		11,236,511

Auto Components — 0.1%
BorgWarner, Inc.	44,100	1,903,356

Automobiles — 0.6%
General Motors Co.	319,400	12,584,360
Thor Industries, Inc.	38,000	3,700,820

		16,285,180

Banks — 6.9%
Bank of America Corp.	1,869,200	52,692,748
BB&T Corp.	176,900	8,922,836
Citigroup, Inc.	439,200	29,391,264
Citizens Financial Group, Inc.	130,200	5,064,780
JPMorgan Chase & Co.	612,000	63,770,400
SunTrust Banks, Inc.	68,700	4,535,574
Wells Fargo & Co.	238,300	13,211,352

		177,588,954

Beverages — 1.4%
PepsiCo, Inc.	341,700	37,200,879

Biotechnology — 2.4%
AbbVie, Inc.	294,700	27,303,955
Biogen, Inc.*	36,300	10,535,712
Celgene Corp.*	227,200	18,044,224
Gilead Sciences, Inc.	44,900	3,180,716
Halozyme Therapeutics, Inc.*	104,100	1,756,167

		60,820,774

Building Products — 0.1%
Universal Forest Products, Inc.	72,300	2,647,626

Capital Markets — 1.8%
Affiliated Managers Group, Inc.	20,900	3,107,203
Ameriprise Financial, Inc.	158,700	22,198,956
Evercore, Inc. (Class A Stock)	22,700	2,393,715
S&P Global, Inc.	24,600	5,015,694
State Street Corp.	133,900	12,464,751

		45,180,319

Chemicals — 2.1%
Chemours Co. (The)	463,800	20,574,168
LyondellBasell Industries NV (Class A Stock)	204,700	22,486,295
Westlake Chemical Corp.	109,600	11,796,248

		54,856,711

COMMON STOCKS (continued)	Shares	Value
Communications Equipment — 1.2%
Cisco Systems, Inc.	724,500	$31,175,235

Construction & Engineering — 0.1%
EMCOR Group, Inc.	33,000	2,513,940

Consumer Finance — 2.2%
American Express Co.	234,200	22,951,600
Capital One Financial Corp.	289,500	26,605,050
Navient Corp.	464,400	6,051,132
OneMain Holdings, Inc.*	19,200	639,168

		56,246,950

Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.*	20,100	2,243,361
Service Corp. International	68,600	2,455,194

		4,698,555

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	88,000	16,425,200

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	1,262,600	40,542,086
Verizon Communications, Inc.	859,800	43,256,538

		83,798,624

Electric Utilities — 0.4%
Exelon Corp.	251,000	10,692,600

Electrical Equipment — 0.1%
AMETEK, Inc.	39,400	2,843,104
Atkore International Group, Inc.*	40,000	830,800

		3,673,904

Equity Real Estate Investment Trusts (REITs) — 1.4%
Apple Hospitality REIT, Inc.	53,500	956,580
Brixmor Property Group, Inc.	451,900	7,876,617
CoreCivic, Inc.	184,000	4,395,760
DiamondRock Hospitality Co.	270,300	3,319,284
Franklin Street Properties Corp.	74,400	636,864
Gaming and Leisure Properties, Inc.	105,900	3,791,220
GEO Group, Inc. (The)	279,100	7,686,414
Ryman Hospitality Properties, Inc.	12,000	997,800
Spirit MTA REIT*	69,350	714,305
Spirit Realty Capital, Inc.	693,500	5,568,805
Xenia Hotels & Resorts, Inc.	900	21,924

		35,965,573

Food & Staples Retailing — 0.9%
Kroger Co. (The)	721,400	20,523,830
Walgreens Boots Alliance, Inc.	54,500	3,270,818

		23,794,648

Food Products — 1.6%
Archer-Daniels-Midland Co.	397,400	18,212,842
Conagra Brands, Inc.(a)	240,800	8,603,784
Mondelez International, Inc. (Class A Stock)	79,500	3,259,500
Pilgrim’s Pride Corp.*(a)	27,800	559,614
Tyson Foods, Inc. (Class A Stock)	171,300	11,794,005

		42,429,745

Gas Utilities — 0.5%
UGI Corp.	240,800	12,538,456

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	512,900	$31,281,771
Align Technology, Inc.*	10,200	3,489,828
Baxter International, Inc.	102,600	7,575,984
Boston Scientific Corp.*	353,700	11,565,990
Danaher Corp.	343,000	33,847,240
DENTSPLY SIRONA, Inc.	93,400	4,088,118
IDEXX Laboratories, Inc.*	70,000	15,255,800
Intuitive Surgical, Inc.*	2,800	1,339,744
Masimo Corp.*	20,500	2,001,825
Medtronic PLC	51,600	4,417,476

		114,863,776

Health Care Providers & Services — 4.7%
Anthem, Inc.	25,500	6,069,765
CVS Health Corp.	155,700	10,019,295
Express Scripts Holding Co.*	424,200	32,752,482
HCA Healthcare, Inc.	147,000	15,082,200
Humana, Inc.	55,600	16,548,228
UnitedHealth Group, Inc.	166,200	40,775,508

		121,247,478

Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp.	178,300	13,614,988
McDonald’s Corp.	99,300	15,559,317

		29,174,305

Household Durables — 0.1%
Meritage Homes Corp.*	52,000	2,285,400

Household Products — 0.8%
Colgate-Palmolive Co.	14,900	965,669
Kimberly-Clark Corp.	184,500	19,435,230

		20,400,899

Independent Power & Renewable Electricity Producers — 1.5%
AES Corp.	1,149,600	15,416,136
NRG Energy, Inc.	645,400	19,813,780
Vistra Energy Corp.*(a)	192,900	4,564,014

		39,793,930

Industrial Conglomerates — 1.3%
Honeywell International, Inc.	226,000	32,555,300

Insurance — 0.9%
Allstate Corp. (The)	61,000	5,567,470
American Equity Investment Life Holding Co.	61,700	2,221,200
American Financial Group, Inc.	11,900	1,277,227
MetLife, Inc.	248,400	10,830,240
Old Republic International Corp.	17,800	354,398
Unum Group	84,700	3,133,053

		23,383,588

Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.*	23,400	39,775,320
Booking Holdings, Inc.*	2,000	4,054,180
Netflix, Inc.*	53,800	21,058,934
Qurate Retail, Inc.*	221,900	4,708,718

		69,597,152

Internet Software & Services — 6.7%
Alphabet, Inc. (Class A Stock)*	32,940	37,195,519

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc. (Class C Stock)*	58,678	$65,464,111
Facebook, Inc. (Class A Stock)*	359,000	69,760,880

		172,420,510

IT Services — 4.0%
Accenture PLC (Class A Stock)	142,400	23,295,215
Automatic Data Processing, Inc.	132,600	17,786,964
Booz Allen Hamilton Holding Corp.	4,600	201,158
Cognizant Technology Solutions Corp. (Class A Stock)	413,500	32,662,365
Visa, Inc. (Class A Stock)(a)	217,500	28,807,875

		102,753,577

Leisure Products — 0.1%
Vista Outdoor, Inc.*	85,800	1,329,042

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*	99,100	27,677,639

Machinery — 2.2%
Caterpillar, Inc.	193,300	26,225,011
Cummins, Inc.	135,600	18,034,800
Illinois Tool Works, Inc.	81,100	11,235,594

		55,495,405

Media — 1.1%
Comcast Corp. (Class A Stock)	715,800	23,485,398
News Corp. (Class A Stock)	189,000	2,929,500
TEGNA, Inc.	119,400	1,295,490

		27,710,388

Metals & Mining — 1.7%
Alcoa Corp.*	120,000	5,625,600
Freeport-McMoRan, Inc.	1,538,600	26,556,236
Nucor Corp.	137,200	8,575,000
Steel Dynamics, Inc.	85,700	3,937,915

		44,694,751

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp., REIT	95,800	1,496,396

Multiline Retail — 1.9%
Kohl’s Corp.(a)	337,500	24,603,750
Macy’s, Inc.(a)	674,200	25,235,306

		49,839,056

Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	416,200	30,486,650
Chevron Corp.	268,200	33,908,526
ConocoPhillips	490,300	34,134,686
Continental Resources, Inc.*(a)	123,700	8,010,812
Exxon Mobil Corp.	132,300	10,945,179
Noble Energy, Inc.	54,000	1,905,120
Occidental Petroleum Corp.	122,300	10,234,064
Phillips 66	67,500	7,580,925
Pioneer Natural Resources Co.	119,500	22,614,180
Valero Energy Corp.	174,800	19,373,084
World Fuel Services Corp.	2,800	57,148

		179,250,374

Personal Products — 0.1%
Avon Products, Inc. (United Kingdom)*	46,300	75,006
Medifast, Inc.	9,000	1,441,440

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Personal Products (continued)
USANA Health Sciences, Inc.*	11,600	$1,337,480

		2,853,926

Pharmaceuticals — 3.0%
Allergan PLC	35,300	5,885,215
Bristol-Myers Squibb Co.	175,600	9,717,704
Johnson & Johnson	192,400	23,345,816
Merck & Co., Inc.	165,500	10,045,850
Perrigo Co. PLC	42,100	3,069,511
Pfizer, Inc.	157,000	5,695,960
Zoetis, Inc.	218,900	18,648,091

		76,408,147

Professional Services — 0.2%
Insperity, Inc.	43,800	4,171,950

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	456,200	21,778,988

Road & Rail — 0.4%
Norfolk Southern Corp.	71,900	10,847,553

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	12,200	1,170,224
Applied Materials, Inc.	27,100	1,251,749
Intel Corp.	403,900	20,077,869
MKS Instruments, Inc.	71,600	6,852,120
NVIDIA Corp.	151,900	35,985,110
Texas Instruments, Inc.	12,500	1,378,125

		66,715,197

Software — 7.5%
Activision Blizzard, Inc.	377,300	28,795,536
Adobe Systems, Inc.*	171,100	41,715,891
Dell Technologies, Inc. (Class V Stock)*	61,100	5,167,838
Intuit, Inc.	102,900	21,022,985
Microsoft Corp.	685,900	67,636,599
Oracle Corp.	540,000	23,792,400
PTC, Inc.*	51,000	4,784,310

		192,915,559

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	26,500	3,596,050
Foot Locker, Inc.	62,600	3,295,890
Gap, Inc. (The)	434,100	14,060,499
Group 1 Automotive, Inc.	2,300	144,900
Michaels Cos., Inc. (The)*	42,600	816,642
Ross Stores, Inc.	300,100	25,433,475
Ulta Beauty, Inc.*	41,000	9,571,860

		56,919,316

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	417,700	77,320,447
Hewlett Packard Enterprise Co.	1,262,800	18,449,508
HP, Inc.	991,100	22,488,059
Western Digital Corp.	276,400	21,396,124

		139,654,138

Textiles, Apparel & Luxury Goods — 2.0%
Carter’s, Inc.	53,000	5,744,670
Columbia Sportswear Co.	13,600	1,243,992
Lululemon Athletica, Inc.*	194,800	24,320,780

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	34,600	$5,180,312
VF Corp.	190,900	15,562,168

		52,051,922

Tobacco — 0.5%
Altria Group, Inc.	238,500	13,544,415

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	12,900	904,935
WESCO International, Inc.*	75,000	4,282,500

		5,187,435

TOTAL LONG-TERM INVESTMENTS (cost $2,187,275,943)		2,567,513,813

SHORT-TERM INVESTMENTS — 1.3%
AFFILIATED MUTUAL FUNDS — 1.3%
PGIM Core Ultra Short Bond Fund(w)	11,837,356	11,837,356
PGIM Institutional Money Market Fund (cost 20,864,277; includes $20,825,274 of cash collateral for securities on loan)(b)(w)	20,862,191	20,864,277

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,701,633)		32,701,633

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.0%
U.S. Treasury Bills(k) (cost $1,692,954) 1.884%	09/20/18	1,700	1,692,917

TOTAL SHORT-TERM INVESTMENTS (cost $34,394,587)			34,394,550

TOTAL INVESTMENTS — 100.7% (cost $2,221,670,530)			2,601,908,363
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.7)%			(19,355,249)

NET ASSETS — 100.0%			$2,582,553,114

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,139,851; cash collateral of $20,825,274 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
95	S&P 500 E-Mini Index	Sep. 2018	$12,927,600	$(289,898)

A security with a combined market value of $1,692,917 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$76,822,561	$—	$—
Airlines	11,236,511	—	—
Auto Components	1,903,356	—	—
Automobiles	16,285,180	—	—
Banks	177,588,954	—	—
Beverages	37,200,879	—	—
Biotechnology	60,820,774	—	—
Building Products	2,647,626	—	—
Capital Markets	45,180,319	—	—
Chemicals	54,856,711	—	—
Communications Equipment	31,175,235	—	—
Construction & Engineering	2,513,940	—	—
Consumer Finance	56,246,950	—	—
Diversified Consumer Services	4,698,555	—	—
Diversified Financial Services	16,425,200	—	—
Diversified Telecommunication Services	83,798,624	—	—
Electric Utilities	10,692,600	—	—
Electrical Equipment	3,673,904	—	—
Equity Real Estate Investment Trusts (REITs)	35,965,573	—	—
Food & Staples Retailing	23,794,648	—	—
Food Products	42,429,745	—	—
Gas Utilities	12,538,456	—	—
Health Care Equipment & Supplies	114,863,776	—	—
Health Care Providers & Services	121,247,478	—	—
Hotels, Restaurants & Leisure	29,174,305	—	—
Household Durables	2,285,400	—	—
Household Products	20,400,899	—	—
Independent Power & Renewable Electricity Producers	39,793,930	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Industrial Conglomerates	$32,555,300	$—	$—
Insurance	23,383,588	—	—
Internet & Direct Marketing Retail	69,597,152	—	—
Internet Software & Services	172,420,510	—	—
IT Services	102,753,577	—	—
Leisure Products	1,329,042	—	—
Life Sciences Tools & Services	27,677,639	—	—
Machinery	55,495,405	—	—
Media	27,710,388	—	—
Metals & Mining	44,694,751	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,496,396	—	—
Multiline Retail	49,839,056	—	—
Oil, Gas & Consumable Fuels	179,250,374	—	—
Personal Products	2,853,926	—	—
Pharmaceuticals	76,408,147	—	—
Professional Services	4,171,950	—	—
Real Estate Management & Development	21,778,988	—	—
Road & Rail	10,847,553	—	—
Semiconductors & Semiconductor Equipment	66,715,197	—	—
Software	192,915,559	—	—
Specialty Retail	56,919,316	—	—
Technology Hardware, Storage & Peripherals	139,654,138	—	—
Textiles, Apparel & Luxury Goods	52,051,922	—	—
Tobacco	13,544,415	—	—
Trading Companies & Distributors	5,187,435	—	—
Affiliated Mutual Funds	32,701,633	—	—
U.S. Treasury Obligation	—	1,692,917	—
Other Financial Instruments*
Futures Contracts	(289,898)	—	—

Total	$2,599,925,548	$1,692,917	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Software	7.5%
Banks	6.9
Oil, Gas & Consumable Fuels	6.9
Internet Software & Services	6.7
Technology Hardware, Storage & Peripherals	5.4
Health Care Providers & Services	4.7
Health Care Equipment & Supplies	4.4
IT Services	4.0
Diversified Telecommunication Services	3.2
Aerospace & Defense	3.0
Pharmaceuticals	3.0
Internet & Direct Marketing Retail	2.7
Semiconductors & Semiconductor Equipment	2.6
Biotechnology	2.4
Consumer Finance	2.2
Specialty Retail	2.2
Machinery	2.2
Chemicals	2.1

Textiles, Apparel & Luxury Goods	2.0%
Multiline Retail	1.9
Capital Markets	1.8
Metals & Mining	1.7
Food Products	1.6
Independent Power & Renewable Electricity Producers	1.5
Beverages	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	1.3
Industrial Conglomerates	1.3
Communications Equipment	1.2
Hotels, Restaurants & Leisure	1.1
Life Sciences Tools & Services	1.1
Media	1.1
Food & Staples Retailing	0.9
Insurance	0.9
Household Products	0.8
Real Estate Management & Development	0.8
Automobiles	0.6
Diversified Financial Services	0.6
Gas Utilities	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Tobacco	0.5%
Airlines	0.4
Electric Utilities	0.4
Road & Rail	0.4
Diversified Consumer Services	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Auto Components	0.1
Building Products	0.1
Construction & Engineering	0.1
Electrical Equipment	0.1

Household Durables	0.1%
Leisure Products	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Personal Products	0.1
U.S. Treasury Obligation	0.0 *

100.7
Liabilities in excess of other assets	(0.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$289,898	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$736,524

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(320,547)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities are as follows:

Futures Contracts- Long Positions(1)
$26,341,250

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$20,139,851	$(20,139,851)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST QMA LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $20,139,851:
Unaffiliated investments (cost $2,188,968,897)	$2,569,206,730
Affiliated investments (cost $32,701,633)	32,701,633
Dividends and interest receivable	2,017,107
Receivable for fund shares sold	32,979
Due from broker-variation margin futures	19,800
Receivable for investments sold	12,086
Tax reclaim receivable	7,380
Prepaid expenses	2,960

Total Assets	2,604,000,675

LIABILITIES:
Payable to broker for collateral for securities on loan	20,825,274
Management fees payable	417,036
Accrued expenses and other liabilities	93,691
Distribution fee payable	88,502
Payable for fund shares repurchased	15,313
Payable to affiliate	7,380
Affiliated transfer agent fee payable	365

Total Liabilities	21,447,561

NET ASSETS	$2,582,553,114

Net assets were comprised of:
Partners Equity	$2,582,553,114

Net asset value and redemption price per share, $2,582,553,114 / 135,899,457 outstanding shares of beneficial interest	$19.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$21,962,162
Affiliated dividend income	221,178
Income from securities lending, net (including affiliated income of $38,362)	38,583
Interest income	12,819

22,234,742

EXPENSES
Management fees	7,292,182
Distribution fee	3,264,850
Custodian and accounting fees	85,724
Trustees’ fees	17,793
Audit fee	12,992
Legal fees and expenses	8,690
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Shareholders’ reports	2,642
Miscellaneous	29,189

Total expenses	10,717,529
Less: Fee waivers and/or expense reimbursement	(190,270)

Net expenses	10,527,259

NET INVESTMENT INCOME (LOSS)	11,707,483

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,666)	124,930,692
Futures transactions	736,524

125,667,216

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,828)	(80,337,243)
Futures	(320,547)

(80,657,790)

NET GAIN (LOSS) ON INVESTMENTS	45,009,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,716,909

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,707,483	$29,088,013
Net realized gain (loss) on investment transactions	125,667,216	300,803,959
Net change in unrealized appreciation (depreciation) on investments	(80,657,790)	194,247,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,716,909	524,139,482

FUND SHARE TRANSACTIONS:
Fund share sold [2,501,234 and 6,028,163 shares, respectively]	47,068,455	98,886,186
Fund share repurchased [9,292,463 and 55,617,118 shares, respectively]	(174,856,062)	(916,015,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(127,787,607)	(817,128,847)

CAPITAL CONTRIBUTIONS	2,819	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,067,879)	(292,989,365)
NET ASSETS:
Beginning of period	2,653,620,993	2,946,610,358

End of period	$2,582,553,114	$2,653,620,993

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.9%	Shares	Value
Aerospace & Defense — 1.4%
Kratos Defense & Security Solutions, Inc.*(a)	428,283	$4,929,537
Mercury Systems, Inc.*(a)	217,002	8,259,096

		13,188,633

Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.*	121,870	2,753,043
Atlas Air Worldwide Holdings, Inc.*	57,840	4,147,128

		6,900,171

Airlines — 0.4%
Spirit Airlines, Inc.*(a)	99,005	3,598,832

Auto Components — 0.5%
Visteon Corp.*	39,041	5,045,659

Banks — 8.2%
BankUnited, Inc.	111,863	4,569,604
Cadence BanCorp(a)	315,058	9,095,724
Columbia Banking System, Inc.	123,118	5,035,526
FB Financial Corp.	43,473	1,770,221
FCB Financial Holdings, Inc. (Class A Stock)*	171,218	10,067,618
First Foundation, Inc.*	143,524	2,660,935
Live Oak Bancshares, Inc.	159,945	4,902,314
National Bank Holdings Corp. (Class A Stock)	157,767	6,088,229
Opus Bank	161,414	4,632,582
Origin Bancorp, Inc.(a)	27,000	1,105,380
Pacific Premier Bancorp, Inc.*	200,008	7,630,305
South State Corp.	58,307	5,028,979
Triumph Bancorp, Inc.*	88,260	3,596,595
Union Bankshares Corp.	112,230	4,363,502
Webster Financial Corp.(a)	111,443	7,098,919

		77,646,433

Biotechnology — 10.8%
Adamas Pharmaceuticals, Inc.*(a)	217,879	5,627,814
Aimmune Therapeutics, Inc.*(a)	88,330	2,375,194
Alder Biopharmaceuticals, Inc.*(a)	246,550	3,895,489
Amicus Therapeutics, Inc.*(a)	102,120	1,595,114
AnaptysBio, Inc.*(a)	43,330	3,078,163
Arena Pharmaceuticals, Inc.*	89,580	3,905,688
Array BioPharma, Inc.*(a)	206,892	3,471,648
Avrobio, Inc.*(a)	101,167	2,889,330
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	72,852	2,879,111
Bluebird Bio, Inc.*(a)	11,229	1,762,392
Blueprint Medicines Corp.*	50,666	3,216,278
Clovis Oncology, Inc.*	93,678	4,259,539
Deciphera Pharmaceuticals, Inc.*(a)	118,822	4,675,646
Dicerna Pharmaceuticals, Inc.*	132,632	1,624,742
Editas Medicine, Inc.*(a)	86,153	3,086,862
Exact Sciences Corp.*	124,959	7,471,299
FibroGen, Inc.*	67,450	4,222,370
G1 Therapeutics, Inc.*(a)	90,192	3,919,744
Insmed, Inc.*(a)	134,379	3,178,063
Karyopharm Therapeutics, Inc.*	98,820	1,678,952
Ligand Pharmaceuticals, Inc.*(a)	40,919	8,477,189

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Loxo Oncology, Inc.*	46,005	$7,980,947
NuCana PLC (United Kingdom), ADR*(a)	117,100	2,224,900
Puma Biotechnology, Inc.*(a)	67,462	3,990,377
Sarepta Therapeutics, Inc.*(a)	50,145	6,628,166
Translate Bio, Inc.*	20,100	254,265
Voyager Therapeutics, Inc.*(a)	152,147	2,972,952

		101,342,234

Building Products — 1.2%
JELD-WEN Holding, Inc.*	146,182	4,179,343
Trex Co., Inc.*	121,310	7,592,793

		11,772,136

Capital Markets — 0.6%
Moelis & Co. (Class A Stock)	97,950	5,744,768

Chemicals — 1.3%
Ferro Corp.*	132,148	2,755,286
Ingevity Corp.*	41,940	3,391,268
Innospec, Inc.	31,082	2,379,327
PQ Group Holdings, Inc.*	196,880	3,543,840

		12,069,721

Commercial Services & Supplies — 0.5%
Tetra Tech, Inc.	86,960	5,087,160

Communications Equipment — 0.9%
Ciena Corp.*(a)	237,211	6,288,464
Lumentum Holdings, Inc.*(a)	40,398	2,339,044

		8,627,508

Construction & Engineering — 1.8%
Dycom Industries, Inc.*(a)	48,520	4,585,625
EMCOR Group, Inc.	83,604	6,368,953
NV5 Global, Inc.*(a)	41,268	2,859,872
Tutor Perini Corp.*(a)	147,971	2,730,065

		16,544,515

Construction Materials — 1.0%
Summit Materials, Inc. (Class A Stock)*	227,725	5,977,781
U.S. Concrete, Inc.*(a)	60,454	3,173,835

		9,151,616

Diversified Consumer Services — 3.3%
Chegg, Inc.*(a)	854,288	23,740,664
Grand Canyon Education, Inc.*	62,271	6,950,066

		30,690,730

Diversified Telecommunication Services — 1.5%
Cogent Communications Holdings, Inc.(a)	65,540	3,499,836
Vonage Holdings Corp.*	813,914	10,491,351

		13,991,187

Electrical Equipment — 1.2%
Generac Holdings, Inc.*	120,413	6,228,964
Regal Beloit Corp.	58,895	4,817,611

		11,046,575

Electronic Equipment, Instruments & Components — 1.1%
II-VI, Inc.*(a)	86,930	3,777,109
Orbotech Ltd. (Israel)*	109,900	6,791,820

		10,568,929

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services — 0.5%
Keane Group, Inc.*	239,078	$3,268,196
Patterson-UTI Energy, Inc.	100,788	1,814,184

		5,082,380

Equity Real Estate Investment Trusts (REITs) — 1.0%
Education Realty Trust, Inc.	93,800	3,892,700
Industrial Logistics Properties Trust(a)	119,920	2,680,212
Monmouth Real Estate Investment Corp.(a)	186,960	3,090,449

		9,663,361

Food & Staples Retailing — 0.8%
Performance Food Group Co.*	198,252	7,275,848

Food Products — 0.8%
Freshpet, Inc.*(a)	158,480	4,350,276
Simply Good Foods Co/The*(a)	200,143	2,890,065

		7,240,341

Health Care Equipment & Supplies — 5.3%
ABIOMED, Inc.*	13,480	5,513,994
AtriCure, Inc.*(a)	70,428	1,905,077
Insulet Corp.*(a)	30,533	2,616,678
Integer Holdings Corp.*	47,420	3,065,703
K2M Group Holdings, Inc.*	209,239	4,707,878
Merit Medical Systems, Inc.*	60,270	3,085,824
Novocure Ltd.*(a)	181,820	5,690,965
OraSure Technologies, Inc.*	178,327	2,937,046
Sientra, Inc.*	303,656	5,924,329
Tactile Systems Technology, Inc.*(a)	125,185	6,509,620
Tandem Diabetes Care, Inc.*	148,940	3,279,659
Wright Medical Group NV*(a)	164,966	4,282,517

		49,519,290

Health Care Technology — 4.3%
Evolent Health, Inc. (Class A Stock)*(a)	308,207	6,487,757
Tabula Rasa HealthCare, Inc.*(a)	198,992	12,701,660
Teladoc, Inc.*(a)	258,174	14,987,001
Vocera Communications, Inc.*	226,880	6,781,444

		40,957,862

Hotels, Restaurants & Leisure — 4.2%
Chuy’s Holdings, Inc.*(a)	79,867	2,451,917
Dave & Buster’s Entertainment, Inc.*	51,836	2,467,394
Del Taco Restaurants, Inc.*	312,706	4,434,171
Jack in the Box, Inc.	24,159	2,056,414
Planet Fitness, Inc. (Class A Stock)*	299,333	13,152,692
PlayAGS, Inc.*(a)	157,510	4,263,796
Red Robin Gourmet Burgers, Inc.*	4,336	202,058
SeaWorld Entertainment, Inc.*(a)	192,870	4,208,423
Shake Shack, Inc. (Class A Stock)*(a)	97,465	6,450,234

		39,687,099

Household Durables — 1.6%
Century Communities, Inc.*	178,419	5,629,119
Installed Building Products, Inc.*	33,903	1,917,215
Meritage Homes Corp.*	101,805	4,474,330
TopBuild Corp.*	40,029	3,135,872

		15,156,536

Internet & Direct Marketing Retail — 0.6%
Nutrisystem, Inc.(a)	137,316	5,286,666

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services — 6.5%
Alarm.com Holdings, Inc.*(a)	79,429	$3,207,343
Alteryx, Inc. (Class A Stock)*(a)	200,774	7,661,536
Box, Inc. (Class A Stock)*	193,690	4,840,313
Cloudera, Inc.*	157,610	2,149,800
DocuSign, Inc.*(a)	22,600	1,196,670
GTT Communications, Inc.*(a)	113,315	5,099,175
Instructure, Inc.*	97,280	4,139,264
Internap Corp.*(a)	85,638	892,348
LogMeIn, Inc.	46,213	4,771,492
Mimecast Ltd.*	169,700	6,993,337
Q2 Holdings, Inc.*	69,850	3,984,943
Twilio, Inc. (Class A Stock)*	55,102	3,086,814
Wix.com Ltd. (Israel)*(a)	128,300	12,868,490

		60,891,525

IT Services — 0.7%
EPAM Systems, Inc.*	56,672	7,046,030

Life Sciences Tools & Services — 0.4%
Charles River Laboratories International, Inc.*	20,094	2,255,752
NeoGenomics, Inc.*	104,695	1,372,551

		3,628,303

Machinery — 3.3%
Chart Industries, Inc.*	94,036	5,800,140
Evoqua Water Technologies Corp.*(a)	49,682	1,018,481
Kadant, Inc.	59,137	5,686,023
Kennametal, Inc.	255,514	9,172,952
Meritor, Inc.*	149,840	3,082,209
REV Group, Inc.(a)	110,818	1,885,014
Woodward, Inc.	57,863	4,447,350

		31,092,169

Media — 0.2%
Entercom Communications Corp. (Class A Stock)(a)	200,928	1,517,006

Metals & Mining — 1.1%
Allegheny Technologies, Inc.*(a)	101,180	2,541,642
Carpenter Technology Corp.	101,230	5,321,661
Cleveland-Cliffs, Inc.*(a)	351,657	2,964,469

		10,827,772

Multiline Retail — 1.3%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	163,586	11,859,985

Oil, Gas & Consumable Fuels — 1.5%
Callon Petroleum Co.*(a)	520,145	5,586,358
Delek US Holdings, Inc.	50,820	2,549,639
Extraction Oil & Gas, Inc.*(a)	269,841	3,963,964
Matador Resources Co.*(a)	73,698	2,214,625

		14,314,586

Paper & Forest Products — 0.8%
Boise Cascade Co.	175,133	7,828,445

Pharmaceuticals — 2.8%
Aerie Pharmaceuticals, Inc.*(a)	38,022	2,568,386
Amphastar Pharmaceuticals, Inc.*	133,000	2,029,580
Assembly Biosciences, Inc.*	42,130	1,651,917
Catalent, Inc.*	91,330	3,825,814
Cymabay Therapeutics, Inc.*	262,597	3,524,052

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Nektar Therapeutics*(a)	46,446	$2,267,958
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	108,636	3,799,001
Supernus Pharmaceuticals, Inc.*(a)	65,398	3,914,070
Wave Life Sciences Ltd.*(a)	66,272	2,534,904

		26,115,682

Professional Services — 1.2%
ASGN, Inc.*(a)	61,887	4,838,945
TriNet Group, Inc.*	55,068	3,080,504
WageWorks, Inc.*	74,349	3,717,450

		11,636,899

Road & Rail — 1.7%
Daseke, Inc.*	231,560	2,299,391
Saia, Inc.*	68,890	5,569,757
US Xpress Enterprises, Inc. (Class A Stock)*(a)	171,690	2,599,387
Werner Enterprises, Inc.(a)	150,437	5,648,909

		16,117,444

Semiconductors & Semiconductor Equipment — 2.7%
MaxLinear, Inc.*(a)	211,603	3,298,891
Monolithic Power Systems, Inc.	71,026	9,494,045
Semtech Corp.*	129,063	6,072,414
Universal Display Corp.(a)	78,350	6,738,100

		25,603,450

Software — 9.2%
8x8, Inc.*	437,466	8,771,193
Carbon Black, Inc.*	22,400	582,400
ForeScout Technologies, Inc.*(a)	197,460	6,764,980
Imperva, Inc.*	84,874	4,095,171
Model N, Inc.*	152,869	2,843,363
Paycom Software, Inc.*(a)	56,485	5,582,413
Pluralsight, Inc. (Class A Stock)*(a)	108,590	2,655,026
Proofpoint, Inc.*(a)	134,617	15,522,686
Rapid7, Inc.*	145,840	4,115,605
SailPoint Technologies Holding, Inc.*	226,047	5,547,193
Talend SA, ADR*(a)	53,800	3,350,664
Upland Software, Inc.*	187,009	6,427,499
Varonis Systems, Inc.*	263,659	19,642,596
Zscaler, Inc.*	15,800	564,850

		86,465,639

Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	244,130	5,676,023
Children’s Place, Inc. (The)(a)	74,731	9,027,505
Dick’s Sporting Goods, Inc.	180,119	6,349,195
Five Below, Inc.*	76,768	7,501,001
Tilly’s, Inc. (Class A Stock)	145,644	2,206,507

		30,760,231

Technology Hardware, Storage & Peripherals — 1.5%
Pure Storage, Inc. (Class A Stock)*(a)	176,980	4,226,282
USA Technologies, Inc.*(a)	723,310	10,126,340

		14,352,622

Textiles, Apparel & Luxury Goods — 1.3%
Steven Madden Ltd.	233,736	12,411,381

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance — 1.9%
BofI Holding, Inc.*	136,009	$5,564,128
Essent Group Ltd.*	119,896	4,294,675
LendingTree, Inc.*(a)	20,443	4,370,713
OceanFirst Financial Corp.	109,643	3,284,904

		17,514,420

Trading Companies & Distributors — 0.8%
Beacon Roofing Supply, Inc.*	73,796	3,145,186
H&E Equipment Services, Inc.	111,175	4,181,292

		7,326,478

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.*	83,310	1,881,973

TOTAL LONG-TERM INVESTMENTS (cost $690,833,398)		922,078,230

SHORT-TERM INVESTMENTS — 35.0%
AFFILIATED MUTUAL FUNDS — 33.1%
PGIM Core Ultra Short Bond Fund(w)	10,901,354	10,901,354
PGIM Institutional Money Market Fund (cost $301,070,934; includes $300,536,995 of cash collateral for securities on loan)(b)(w)	301,064,119	301,094,226

TOTAL AFFILIATED MUTUAL FUNDS (cost $311,972,288)		311,995,580

UNAFFILIATED FUND — 1.9%
BlackRock Liquidity Funds FedFund Portfolio (cost $17,466,501)	17,466,501	17,466,501

TOTAL SHORT-TERM INVESTMENTS (cost $329,438,789)		329,462,081

TOTAL INVESTMENTS — 132.9% (cost $1,020,272,187)		1,251,540,311
LIABILITIES IN EXCESS OF OTHER ASSETS — (32.9)%		(309,997,696)

NET ASSETS — 100.0%		$941,542,615

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $294,428,412; cash collateral of $300,536,995 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,188,633	$—	$—
Air Freight & Logistics	6,900,171	—	—
Airlines	3,598,832	—	—
Auto Components	5,045,659	—	—
Banks	77,646,433	—	—
Biotechnology	101,342,234	—	—
Building Products	11,772,136	—	—
Capital Markets	5,744,768	—	—
Chemicals	12,069,721	—	—
Commercial Services & Supplies	5,087,160	—	—
Communications Equipment	8,627,508	—	—
Construction & Engineering	16,544,515	—	—
Construction Materials	9,151,616	—	—
Diversified Consumer Services	30,690,730	—	—
Diversified Telecommunication Services	13,991,187	—	—
Electrical Equipment	11,046,575	—	—
Electronic Equipment, Instruments & Components	10,568,929	—	—
Energy Equipment & Services	5,082,380	—	—
Equity Real Estate Investment Trusts (REITs)	9,663,361	—	—
Food & Staples Retailing	7,275,848	—	—
Food Products	7,240,341	—	—
Health Care Equipment & Supplies	49,519,290	—	—
Health Care Technology	40,957,862	—	—
Hotels, Restaurants & Leisure	39,687,099	—	—
Household Durables	15,156,536	—	—
Internet & Direct Marketing Retail	5,286,666	—	—
Internet Software & Services	60,891,525	—	—
IT Services	7,046,030	—	—
Life Sciences Tools & Services	3,628,303	—	—
Machinery	31,092,169	—	—
Media	1,517,006	—	—
Metals & Mining	10,827,772	—	—
Multiline Retail	11,859,985	—	—
Oil, Gas & Consumable Fuels	14,314,586	—	—
Paper & Forest Products	7,828,445	—	—
Pharmaceuticals	26,115,682	—	—
Professional Services	11,636,899	—	—
Road & Rail	16,117,444	—	—
Semiconductors & Semiconductor Equipment	25,603,450	—	—
Software	86,465,639	—	—
Specialty Retail	30,760,231	—	—
Technology Hardware, Storage & Peripherals	14,352,622	—	—
Textiles, Apparel & Luxury Goods	12,411,381	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Thrifts & Mortgage Finance	$17,514,420	$—	$—
Trading Companies & Distributors	7,326,478	—	—
Wireless Telecommunication Services	1,881,973	—	—
Affiliated Mutual Funds	311,995,580	—	—
Unaffiliated Fund	17,466,501	—	—

Total	$1,251,540,311	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (31.9% represents investments purchased with collateral from securities on loan)	33.1%
Biotechnology	10.8
Software	9.2
Banks	8.2
Internet Software & Services	6.5
Health Care Equipment & Supplies	5.3
Health Care Technology	4.3
Hotels, Restaurants & Leisure	4.2
Diversified Consumer Services	3.3
Machinery	3.3
Specialty Retail	3.3
Pharmaceuticals	2.8
Semiconductors & Semiconductor Equipment	2.7
Thrifts & Mortgage Finance	1.9
Unaffiliated Fund	1.9
Construction & Engineering	1.8
Road & Rail	1.7
Household Durables	1.6
Diversified Telecommunication Services	1.5
Oil, Gas & Consumable Fuels	1.5
Technology Hardware, Storage & Peripherals	1.5
Aerospace & Defense	1.4
Building Products	1.3

Chemicals	1.3%
Multiline Retail	1.3
Textiles, Apparel & Luxury Goods	1.2
Electrical Equipment	1.2
Metals & Mining	1.2
Professional Services	1.1
Electronic Equipment, Instruments & Components	1.1
Construction Materials	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Communications Equipment	0.9
Food & Staples Retailing	0.8
Food Products	0.8
Paper & Forest Products	0.8
Trading Companies & Distributors	0.8
Air Freight & Logistics	0.7
IT Services	0.7
Capital Markets	0.6
Internet & Direct Marketing Retail	0.6
Auto Components	0.5
Commercial Services & Supplies	0.5
Energy Equipment & Services	0.5
Airlines	0.4
Life Sciences Tools & Services	0.4
Media	0.2
Wireless Telecommunication Services	0.2

132.9
Liabilities in excess of other assets	(32.9)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$294,428,412	$(294,428,412)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $294,428,412:
Unaffiliated investments (cost $708,299,899)	$939,544,731
Affiliated investments (cost $311,972,288)	311,995,580
Receivable for investments sold	4,276,702
Dividends receivable	75,836
Receivable for portfolio shares sold	7,195
Prepaid expenses	2,042

Total Assets	1,255,902,086

LIABILITIES:
Payable to broker for collateral for securities on loan	300,536,995
Payable for investments purchased	12,215,974
Payable for portfolio shares repurchased	743,779
Accrued expenses and other liabilities	474,713
Management fees payable	355,530
Distribution fee payable	32,115
Affiliated transfer agent fee payable	365

Total Liabilities	314,359,471

NET ASSETS	$941,542,615

Net assets were comprised of:
Partners Equity	$941,542,615

Net asset value and redemption price per share, $941,542,615 / 19,072,019 outstanding shares of beneficial interest	$49.37

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$1,576,359
Income from securities lending, net (including affiliated income of $515,697)	621,090
Affiliated dividend income	67,370

2,264,819

EXPENSES
Management fees	3,197,769
Distribution fee	1,110,643
Custodian and accounting fees	61,654
Audit fee	12,243
Trustees’ fees	8,805
Legal fees and expenses	6,053
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Shareholders’ reports	3,123
Miscellaneous	14,886

Total expenses	4,418,643
Less: Fee waivers and/or expense reimbursement	(17,770)

Net expenses	4,400,873

NET INVESTMENT INCOME (LOSS)	(2,136,054)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $(25,611))	72,596,847
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $51,189)	19,710,394

NET GAIN (LOSS) ON INVESTMENTS	92,307,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,171,187

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,136,054)	$(3,940,793)
Net realized gain (loss) on investment transactions	72,596,847	79,270,477
Net change in unrealized appreciation (depreciation) on investments	19,710,394	98,334,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,171,187	173,664,658

FUND SHARE TRANSACTIONS:
Fund share sold [1,813,369 and 2,134,551 shares, respectively]	86,250,062	85,978,961
Fund share repurchased [2,605,859 and 3,316,100 shares, respectively]	(119,073,646)	(131,429,922)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(32,823,584)	(45,450,961)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,347,603	128,213,697
NET ASSETS:
Beginning of period	884,195,012	755,981,315

End of period	$941,542,615	$884,195,012

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.6%	Shares	Value
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.*(a)	94,559	$2,788,545
Hexcel Corp.	33,471	2,221,805
Mercury Systems, Inc.*	41,400	1,575,684

		6,586,034

Airlines — 0.3%
Azul SA (Brazil), ADR*(a)	174,360	2,852,530

Auto Components — 1.5%
Cooper Tire & Rubber Co.(a)	85,160	2,239,708
Delphi Technologies PLC	76,880	3,494,965
Tenneco, Inc.	91,554	4,024,714
Visteon Corp.*	26,501	3,424,989

		13,184,376

Banks — 2.9%
FCB Financial Holdings, Inc. (Class A Stock)*	34,078	2,003,786
First Busey Corp.	71,907	2,280,890
First Hawaiian, Inc.	79,475	2,306,365
Great Western Bancorp, Inc.	65,230	2,739,008
IBERIABANK Corp.	45,920	3,480,736
Sterling Bancorp	152,086	3,574,021
Texas Capital Bancshares, Inc.*	45,670	4,178,805
Triumph Bancorp, Inc.*	50,156	2,043,857
Western Alliance Bancorp*	64,347	3,642,684

		26,250,152

Biotechnology — 11.8%
Abeona Therapeutics, Inc.*(a)	86,322	1,381,151
Agios Pharmaceuticals, Inc.*(a)	27,523	2,318,262
Aimmune Therapeutics, Inc.*(a)	65,480	1,760,757
Amicus Therapeutics, Inc.*(a)	580,492	9,067,285
Apellis Pharmaceuticals, Inc.*(a)	69,350	1,525,699
Aptinyx, Inc.*	108,080	2,612,294
Arena Pharmaceuticals, Inc.*	71,095	3,099,741
Audentes Therapeutics, Inc.*(a)	116,283	4,443,173
Bluebird Bio, Inc.*(a)	25,970	4,075,992
Blueprint Medicines Corp.*	91,707	5,821,561
Calithera Biosciences, Inc.*(a)	85,892	429,459
Celyad SA (Belgium), ADR*(a)	47,945	1,485,816
Coherus Biosciences, Inc.*(a)	82,484	1,154,775
Cytokinetics, Inc.*	109,363	907,713
Exact Sciences Corp.*	75,840	4,534,474
Five Prime Therapeutics, Inc.*(a)	201,752	3,189,699
Flexion Therapeutics, Inc.*(a)	60,393	1,561,159
G1 Therapeutics, Inc.*(a)	32,207	1,399,716
GlycoMimetics, Inc.*(a)	67,798	1,093,582
Heron Therapeutics, Inc.*(a)	96,066	3,732,164
Immunomedics, Inc.*(a)	203,470	4,816,135
Iovance Biotherapeutics, Inc.*	225,481	2,886,157
Ironwood Pharmaceuticals, Inc.*(a)	28,700	548,744
Jounce Therapeutics, Inc.*(a)	44,528	341,084
Karyopharm Therapeutics, Inc.*	47,200	801,928
Kura Oncology, Inc.*	135,580	2,467,556
Ligand Pharmaceuticals, Inc.*(a)	24,201	5,013,721
Loxo Oncology, Inc.*	63,130	10,951,792
Madrigal Pharmaceuticals, Inc.*(a)	15,330	4,287,648

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Portola Pharmaceuticals, Inc.*(a)	67,387	$2,545,207
Regenxbio, Inc.*	32,546	2,335,176
Rigel Pharmaceuticals, Inc.*	376,423	1,065,277
Sage Therapeutics, Inc.*	26,059	4,079,015
Spark Therapeutics, Inc.*(a)	38,797	3,210,840
Ultragenyx Pharmaceutical, Inc.*	55,652	4,277,969
Vital Therapies, Inc.*(a)	218,391	1,495,978

		106,718,699

Building Products — 1.5%
American Woodmark Corp.*	34,007	3,113,341
Armstrong World Industries, Inc.*	58,468	3,695,178
JELD-WEN Holding, Inc.*	122,422	3,500,045
Simpson Manufacturing Co., Inc.	57,840	3,597,070

		13,905,634

Capital Markets — 0.8%
Evercore, Inc. (Class A Stock)	48,962	5,163,043
WisdomTree Investments, Inc.	270,120	2,452,690

		7,615,733

Chemicals — 1.9%
Ashland Global Holdings, Inc.	60,940	4,764,289
Ferro Corp.*	253,040	5,275,883
OMNOVA Solutions, Inc.*	201,040	2,090,816
PolyOne Corp.	116,996	5,056,567

		17,187,555

Commercial Services & Supplies — 1.5%
Advanced Disposal Services, Inc.*	95,302	2,361,584
Brink’s Co. (The)	24,420	1,947,495
Clean Harbors, Inc.*	61,109	3,394,605
Deluxe Corp.	26,368	1,745,825
MSA Safety, Inc.	40,850	3,935,489

		13,384,998

Communications Equipment — 0.6%
Lumentum Holdings, Inc.*(a)	92,575	5,360,093

Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	103,023	2,704,354

Consumer Finance — 0.5%
OneMain Holdings, Inc.*	60,509	2,014,345
SLM Corp.*	200,474	2,295,427

		4,309,772

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	226,205	3,282,235

Distributors — 0.3%
Core-Mark Holding Co., Inc.	132,694	3,012,154

Diversified Consumer Services — 1.2%
Grand Canyon Education, Inc.*	49,857	5,564,540
Weight Watchers International, Inc.*(a)	55,010	5,561,511

		11,126,051

Diversified Telecommunication Services — 0.5%
ORBCOMM, Inc.*	158,740	1,603,274
Vonage Holdings Corp.*	247,410	3,189,115

		4,792,389

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment — 0.8%
AZZ, Inc.(a)	64,862	$2,818,254
Generac Holdings, Inc.*	81,168	4,198,821

		7,017,075

Electronic Equipment, Instruments & Components — 1.8%
ePlus, Inc.*	43,231	4,068,037
Fabrinet (Thailand)*(a)	87,165	3,215,517
II-VI, Inc.*(a)	52,589	2,284,992
Littelfuse, Inc.	18,007	4,108,837
Rogers Corp.*	24,780	2,761,979

		16,439,362

Energy Equipment & Services — 0.7%
Newpark Resources, Inc.*	373,460	4,052,041
ProPetro Holding Corp.*(a)	137,325	2,153,256

		6,205,297

Equity Real Estate Investment Trusts (REITs) — 0.9%
CoreSite Realty Corp.	19,451	2,155,560
Corporate Office Properties Trust(a)	73,377	2,127,199
Sunstone Hotel Investors, Inc.	206,348	3,429,504

		7,712,263

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.*	16,600	392,589
Casey’s General Stores, Inc.(a)	28,838	3,030,297
Performance Food Group Co.*	123,630	4,537,221
PriceSmart, Inc.(a)	45,343	4,103,542

		12,063,649

Food Products — 1.6%
Hostess Brands, Inc.*(a)	227,506	3,094,082
Nomad Foods Ltd. (United Kingdom)*	459,760	8,822,794
Post Holdings, Inc.*	32,595	2,803,822

		14,720,698

Health Care Equipment & Supplies — 6.5%
AtriCure, Inc.*(a)	121,494	3,286,413
Cardiovascular Systems, Inc.*	101,371	3,278,338
Globus Medical, Inc. (Class A Stock)*	202,189	10,202,457
ICU Medical, Inc.*	20,840	6,119,666
Insulet Corp.*(a)	104,117	8,922,827
Integra LifeSciences Holdings Corp.*(a)	72,203	4,650,595
iRhythm Technologies, Inc.*	18,330	1,487,113
Masimo Corp.*	44,230	4,319,060
Merit Medical Systems, Inc.*	81,271	4,161,075
Natus Medical, Inc.*	86,483	2,983,664
OraSure Technologies, Inc.*	164,172	2,703,913
Orthofix International NV*	51,791	2,942,765
Penumbra, Inc.*(a)	26,250	3,626,438

		58,684,324

Health Care Providers & Services — 1.6%
Diplomat Pharmacy, Inc.*(a)	134,840	3,446,510
HealthEquity, Inc.*(a)	42,290	3,175,979
Molina Healthcare, Inc.*(a)	37,015	3,625,249
Providence Service Corp. (The)*	14,101	1,107,634
US Physical Therapy, Inc.	31,361	3,010,656

		14,366,028

COMMON STOCKS (continued)	Shares	Value
Health Care Technology — 1.8%
HMS Holdings Corp.*	159,326	$3,444,628
Medidata Solutions, Inc.*(a)	43,456	3,500,815
Omnicell, Inc.*	83,043	4,355,605
Teladoc, Inc.*(a)	78,210	4,540,091

		15,841,139

Hotels, Restaurants & Leisure — 4.7%
Dine Brands Global, Inc.(a)	67,770	5,069,195
Dunkin’ Brands Group, Inc.(a)	63,851	4,410,189
Eldorado Resorts, Inc.*(a)	87,090	3,405,219
Marriott Vacations Worldwide Corp.(a)	39,867	4,503,376
Papa John’s International, Inc.(a)	58,307	2,957,331
Planet Fitness, Inc. (Class A Stock)*	142,630	6,267,162
Red Rock Resorts, Inc. (Class A Stock)	90,450	3,030,075
Wendy’s Co. (The)(a)	286,960	4,929,973
Wingstop, Inc.(a)	151,747	7,909,053

		42,481,573

Household Durables — 1.4%
Installed Building Products, Inc.*	69,257	3,916,483
TopBuild Corp.*	109,121	8,548,539

		12,465,022

Insurance — 0.7%
James River Group Holdings Ltd.	88,534	3,478,501
Primerica, Inc.	26,390	2,628,444

		6,106,945

Internet Software & Services — 7.5%
2U, Inc.*(a)	44,683	3,733,711
Blucora, Inc.*	84,078	3,110,885
Carbonite, Inc.*	65,528	2,286,927
Cloudera, Inc.*(a)	172,482	2,352,654
Cornerstone OnDemand, Inc.*	79,150	3,754,085
Coupa Software, Inc.*	62,200	3,871,327
Envestnet, Inc.*	51,100	2,807,945
Etsy, Inc.*	113,963	4,808,099
Five9, Inc.*(a)	103,018	3,561,332
Instructure, Inc.*	70,503	2,999,903
LogMeIn, Inc.	77,513	8,003,218
MINDBODY, Inc. (Class A Stock)*	202,040	7,798,744
MongoDB, Inc.*	62,447	3,099,245
Okta, Inc.*	46,073	2,320,697
Q2 Holdings, Inc.*	85,305	4,866,650
TrueCar, Inc.*	184,775	1,864,380
Wix.com Ltd. (Israel)*	63,830	6,402,149

		67,641,951

IT Services — 4.7%
Acxiom Corp.*	106,663	3,194,557
Black Knight, Inc.*	127,035	6,802,724
CACI International, Inc. (Class A Stock)*	23,856	4,020,929
EPAM Systems, Inc.*	34,875	4,336,009
Euronet Worldwide, Inc.*	67,761	5,676,339
InterXion Holding NV (Netherlands)*(a)	85,315	5,325,362
Science Applications International Corp.	50,721	4,104,851
WEX, Inc.*	18,610	3,544,833
WNS Holdings Ltd. (India), ADR*	106,547	5,559,622

		42,565,226

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 0.6%
NanoString Technologies, Inc.*	121,322	$1,659,685
Syneos Health, Inc.*	82,775	3,882,148

		5,541,833

Machinery — 5.4%
Altra Industrial Motion Corp.(a)	197,739	8,522,551
Astec Industries, Inc.(a)	39,667	2,372,087
Evoqua Water Technologies Corp.*(a)	91,154	1,868,657
Harsco Corp.*	226,670	5,009,407
ITT, Inc.	81,786	4,274,954
John Bean Technologies Corp.	55,251	4,911,814
Kennametal, Inc.	140,700	5,051,129
Milacron Holdings Corp.*	156,573	2,963,927
Proto Labs, Inc.*	22,810	2,713,250
Rexnord Corp.*	122,210	3,551,423
Welbilt, Inc.*	315,527	7,039,408

		48,278,607

Metals & Mining — 0.6%
Allegheny Technologies, Inc.*(a)	196,880	4,945,626

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	44,412	3,219,870

Oil, Gas & Consumable Fuels — 1.3%
Newfield Exploration Co.*	101,679	3,075,790
PDC Energy, Inc.*	52,943	3,200,404
SRC Energy, Inc.*	141,080	1,554,702
WildHorse Resource Development Corp.*(a)	139,774	3,544,669

		11,375,565

Paper & Forest Products — 0.8%
Boise Cascade Co.	82,181	3,673,491
Louisiana-Pacific Corp.	122,461	3,333,388

		7,006,879

Pharmaceuticals — 2.8%
Aerie Pharmaceuticals, Inc.*(a)	47,255	3,192,075
Amneal Pharmaceuticals, Inc.*(a)	167,999	2,756,864
Catalent, Inc.*	112,864	4,727,873
Dermira, Inc.*	82,551	759,469
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	28,840	4,024,334
Intersect ENT, Inc.*	135,665	5,080,654
MyoKardia, Inc.*	56,888	2,824,489
Revance Therapeutics, Inc.*	44,795	1,229,623
Sienna Biopharmaceuticals, Inc.*(a)	37,810	574,334

		25,169,715

Professional Services — 1.5%
ASGN, Inc.*(a)	70,139	5,484,168
Exponent, Inc.	99,167	4,789,766
Huron Consulting Group, Inc.*	49,495	2,024,346
WageWorks, Inc.*	23,969	1,198,450

		13,496,730

Real Estate Management & Development — 0.3%
HFF, Inc. (Class A Stock)	82,993	2,850,810

Road & Rail — 1.5%
Genesee & Wyoming, Inc. (Class A Stock)*	46,231	3,759,505
Knight-Swift Transportation Holdings, Inc.(a)	53,781	2,054,972

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Marten Transport Ltd.	125,056	$2,932,563
Saia, Inc.*	60,610	4,900,319

		13,647,359

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	44,671	2,594,939
Axcelis Technologies, Inc.*	5,658	112,028
Cohu, Inc.	111,185	2,725,144
Cypress Semiconductor Corp.	164,940	2,569,765
Diodes, Inc.*	72,828	2,510,381
Entegris, Inc.	129,982	4,406,390
FormFactor, Inc.*	292,950	3,896,235
Integrated Device Technology, Inc.*	113,590	3,621,249
MKS Instruments, Inc.	66,060	6,321,942
Monolithic Power Systems, Inc.	24,715	3,303,654
Tower Semiconductor Ltd. (Israel)*(a)	119,925	2,639,549
Versum Materials, Inc.	91,100	3,384,365

		38,085,641

Software — 6.2%
8x8, Inc.*	109,917	2,203,836
Blackbaud, Inc.	31,437	3,220,721
Everbridge, Inc.*	67,017	3,177,946
Fair Isaac Corp.*	45,308	8,758,943
ForeScout Technologies, Inc.*(a)	73,698	2,524,893
HubSpot, Inc.*(a)	63,751	7,994,374
Paylocity Holding Corp.*	59,549	3,505,054
Pegasystems, Inc.	66,556	3,647,269
Pivotal Software, Inc. (Class A Stock)*	74,295	1,803,140
Proofpoint, Inc.*(a)	43,854	5,056,805
RingCentral, Inc. (Class A Stock)*	154,126	10,842,764
Zendesk, Inc.*	53,115	2,894,236

		55,629,981

Specialty Retail — 3.1%
At Home Group, Inc.*	117,960	4,618,133
Burlington Stores, Inc.*	12,247	1,843,541
Caleres, Inc.	90,952	3,127,839
Five Below, Inc.*	48,206	4,710,208
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	98,090	4,838,780
Lithia Motors, Inc. (Class A Stock)(a)	35,898	3,394,874
Michaels Cos., Inc. (The)*	124,266	2,382,179
Monro, Inc.(a)	53,250	3,093,825

		28,009,379

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc.	44,094	4,779,349
Oxford Industries, Inc.	47,691	3,957,399
Steven Madden Ltd.	220,006	11,682,319
Wolverine World Wide, Inc.	165,401	5,750,993

		26,170,060

Thrifts & Mortgage Finance — 0.9%
LendingTree, Inc.*(a)	10,757	2,299,847
MGIC Investment Corp.*	299,752	3,213,341
Walker & Dunlop, Inc.	45,670	2,541,536

		8,054,724

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	50,861	$3,567,899
Beacon Roofing Supply, Inc.*	75,980	3,238,268
BMC Stock Holdings, Inc.*	109,353	2,280,010
H&E Equipment Services, Inc.	137,190	5,159,716
SiteOne Landscape Supply, Inc.*(a)	89,680	7,530,430

		21,776,323

TOTAL COMMON STOCKS (cost $700,940,619)		879,842,413

UNAFFILIATED EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Growth Index Fund(a) (cost $5,978,792)	29,043	5,934,356

TOTAL LONG-TERM INVESTMENTS (cost $706,919,411)		885,776,769

SHORT-TERM INVESTMENTS — 24.6%
AFFILIATED MUTUAL FUNDS — 24.3%
PGIM Core Ultra Short Bond Fund(w)	9,401,115	9,401,115
PGIM Institutional Money Market Fund (cost $208,958,530; includes $208,572,612 of cash collateral for securities on loan)(b)(w)	208,953,178	208,974,073

TOTAL AFFILIATED MUTUAL FUNDS (cost $218,359,645)		218,375,188

	Shares	Value
UNAFFILIATED FUND — 0.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $2,901,595)	2,901,595	$2,901,595

TOTAL SHORT-TERM INVESTMENTS (cost $221,261,240)		221,276,783

TOTAL INVESTMENTS — 122.9% (cost $928,180,651)		1,107,053,552
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.9)%		(206,019,396)

NET ASSETS — 100.0%		$901,034,156

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $203,457,076; cash collateral of $208,572,612 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,586,034	$—	$—
Airlines	2,852,530	—	—
Auto Components	13,184,376	—	—
Banks	26,250,152	—	—
Biotechnology	106,718,699	—	—
Building Products	13,905,634	—	—
Capital Markets	7,615,733	—	—
Chemicals	17,187,555	—	—
Commercial Services & Supplies	13,384,998	—	—
Communications Equipment	5,360,093	—	—
Construction Materials	2,704,354	—	—
Consumer Finance	4,309,772	—	—
Containers & Packaging	3,282,235	—	—
Distributors	3,012,154	—	—
Diversified Consumer Services	11,126,051	—	—
Diversified Telecommunication Services	4,792,389	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electrical Equipment	$7,017,075	$—	$—
Electronic Equipment, Instruments & Components	16,439,362	—	—
Energy Equipment & Services	6,205,297	—	—
Equity Real Estate Investment Trusts (REITs)	7,712,263	—	—
Food & Staples Retailing	12,063,649	—	—
Food Products	14,720,698	—	—
Health Care Equipment & Supplies	58,684,324	—	—
Health Care Providers & Services	14,366,028	—	—
Health Care Technology	15,841,139	—	—
Hotels, Restaurants & Leisure	42,481,573	—	—
Household Durables	12,465,022	—	—
Insurance	6,106,945	—	—
Internet Software & Services	67,641,951	—	—
IT Services	42,565,226	—	—
Life Sciences Tools & Services	5,541,833	—	—
Machinery	48,278,607	—	—
Metals & Mining	4,945,626	—	—
Multiline Retail	3,219,870	—	—
Oil, Gas & Consumable Fuels	11,375,565	—	—
Paper & Forest Products	7,006,879	—	—
Pharmaceuticals	25,169,715	—	—
Professional Services	13,496,730	—	—
Real Estate Management & Development	2,850,810	—	—
Road & Rail	13,647,359	—	—
Semiconductors & Semiconductor Equipment	38,085,641	—	—
Software	55,629,981	—	—
Specialty Retail	28,009,379	—	—
Textiles, Apparel & Luxury Goods	26,170,060	—	—
Thrifts & Mortgage Finance	8,054,724	—	—
Trading Companies & Distributors	21,776,323	—	—
Unaffiliated Exchange Traded Fund	5,934,356	—	—
Affiliated Mutual Funds	218,375,188	—	—
Unaffiliated Fund	2,901,595	—	—

Total	$1,107,053,552	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (23.1% represents investments purchased with collateral from securities on loan)	24.3%
Biotechnology	11.8
Internet Software & Services	7.5
Health Care Equipment & Supplies	6.5
Software	6.2
Machinery	5.4
IT Services	4.7
Hotels, Restaurants & Leisure	4.7
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	3.1
Banks	2.9
Textiles, Apparel & Luxury Goods	2.9
Pharmaceuticals	2.8
Trading Companies & Distributors	2.4
Chemicals	1.9
Electronic Equipment, Instruments & Components	1.8

Health Care Technology	1.8%
Food Products	1.6
Health Care Providers & Services	1.6
Building Products	1.5
Road & Rail	1.5
Professional Services	1.5
Commercial Services & Supplies	1.5
Auto Components	1.5
Household Durables	1.4
Food & Staples Retailing	1.3
Oil, Gas & Consumable Fuels	1.3
Diversified Consumer Services	1.2
Thrifts & Mortgage Finance	0.9
Equity Real Estate Investment Trusts (REITs)	0.9
Capital Markets	0.8
Electrical Equipment	0.8
Paper & Forest Products	0.8
Aerospace & Defense	0.7
Energy Equipment & Services	0.7
Insurance	0.7
Unaffiliated Exchange Traded Fund	0.7
Life Sciences Tools & Services	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Communications Equipment	0.6%
Metals & Mining	0.6
Diversified Telecommunication Services	0.5
Consumer Finance	0.5
Containers & Packaging	0.4
Multiline Retail	0.4
Distributors	0.3
Unaffiliated Fund	0.3

Airlines	0.3%
Real Estate Management & Development	0.3
Construction Materials	0.3

122.9
Liabilities in excess of other assets	(22.9)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$203,457,076	$(203,457,076)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $203,457,076:
Unaffiliated investments (cost $709,821,006)	$888,678,364
Affiliated investments (cost $218,359,645)	218,375,188
Cash	43
Receivable for investments sold	12,097,080
Dividends receivable	252,785
Tax reclaim receivable	46,414
Receivable for portfolio shares sold	19,452
Prepaid expenses	3,459

Total Assets	1,119,472,785

LIABILITIES:
Payable to broker for collateral for securities on loan	208,572,612
Payable for investments purchased	6,227,349
Payable for portfolio shares repurchased	2,825,547
Management fees payable	384,452
Accrued expenses and other liabilities	357,727
Payable to affiliate	39,638
Distribution fee payable	30,939
Affiliated transfer agent fee payable	365

Total Liabilities	218,438,629

NET ASSETS	$901,034,156

Net assets were comprised of:
Partners Equity	$901,034,156

Net asset value and redemption price per share, $901,034,156 / 41,265,735 outstanding shares of beneficial interest	$21.83

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$2,261,641
Income from securities lending, net (including affiliated income of $337,430)	349,158
Affiliated dividend income	70,474

2,681,273

EXPENSES
Management fees	3,336,137
Distribution fee	1,082,816
Custodian and accounting fees	66,207
Audit fee	11,555
Trustees’ fees	8,729
Legal fees and expenses	5,901
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,516
Miscellaneous	14,539

Total expenses	4,531,866

NET INVESTMENT INCOME (LOSS)	(1,850,593)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(12,596))	96,247,425

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $34,548)	(12,605,015)
Foreign currencies	(665)

(12,605,680)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	83,641,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,791,152

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,850,593)	$(3,657,162)
Net realized gain (loss) on investment transactions	96,247,425	86,994,444
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,605,680)	107,279,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,791,152	190,616,478

FUND SHARE TRANSACTIONS:
Fund share sold [3,913,301 and 3,705,478 shares, respectively]	83,353,638	67,453,216
Fund share repurchased [5,646,349 and 7,206,999 shares, respectively]	(116,597,375)	(127,781,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(33,243,737)	(60,328,454)

CAPITAL CONTRIBUTIONS	40,904	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,588,319	130,288,024
NET ASSETS:
Beginning of period	852,445,837	722,157,813

End of period	$901,034,156	$852,445,837

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.3%	Shares	Value
Aerospace & Defense — 1.3%
Engility Holdings, Inc.*	31,400	$962,096
Hexcel Corp.(a)	60,579	4,021,234
Moog, Inc. (Class A Stock)	32,250	2,514,210
Triumph Group, Inc.(a)	69,406	1,360,358
Vectrus, Inc.*	98,700	3,041,934

		11,899,832

Airlines — 0.4%
SkyWest, Inc.	74,000	3,840,600

Auto Components — 1.4%
Cooper-Standard Holdings, Inc.*	40,400	5,279,068
Dana, Inc.	158,800	3,206,172
Horizon Global Corp.*(a)	235,066	1,400,993
Modine Manufacturing Co.*	14,400	262,800
Stoneridge, Inc.*	86,800	3,050,152

		13,199,185

Banks — 16.4%
1st Source Corp.	4,250	227,078
Allegiance Bancshares, Inc.*	11,600	502,860
Banc of California, Inc.(a)	134,279	2,625,154
Bancorp, Inc. (The)*	222,000	2,322,120
Bank of Marin Bancorp	1,600	129,360
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	231,890	10,602,010
BankUnited, Inc.	155,852	6,366,554
Banner Corp.	10,300	619,339
Berkshire Hills Bancorp, Inc.(a)	7,800	316,680
Boston Private Financial Holdings, Inc.	15,100	240,090
Cathay General Bancorp	19,500	789,555
Central Valley Community Bancorp	9,200	194,672
Chemical Financial Corp.	80,968	4,507,489
Chemung Financial Corp.	2,200	110,242
Community Trust Bancorp, Inc.	15,146	756,543
Customers Bancorp, Inc.*	27,240	773,071
Eagle Bancorp, Inc.*	62,036	3,802,807
East West Bancorp, Inc.	15,183	989,932
Enterprise Financial Services Corp.	67,000	3,614,650
Farmers National Banc Corp.	32,700	521,565
Fidelity Southern Corp.	90,075	2,288,806
Financial Institutions, Inc.	51,500	1,694,350
First BanCorp (Puerto Rico)*	596,500	4,563,225
First Bancorp	14,100	576,831
First Business Financial Services, Inc.	19,900	517,400
First Citizens BancShares, Inc. (Class A Stock)	2,200	887,260
First Commonwealth Financial Corp.	35,400	549,054
First Community Bancshares, Inc.	23,500	748,710
First Financial Bancorp	24,200	741,730
First Financial Corp.	5,100	231,285
First Hawaiian, Inc.	18,600	539,772
First Horizon National Corp.	268,992	4,798,817
First Merchants Corp.	62,300	2,890,720
First Midwest Bancorp, Inc.	32,500	827,775
Flushing Financial Corp.	15,300	399,330
FNB Corp.	485,078	6,509,747
Franklin Financial Network, Inc.*(a)	13,000	488,800

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Fulton Financial Corp.	118,800	$1,960,200
Great Southern Bancorp, Inc.	21,500	1,229,800
Green Bancorp, Inc.	84,700	1,829,520
Hancock Whitney Corp.	134,600	6,279,090
Hanmi Financial Corp.	153,575	4,353,851
Heartland Financial USA, Inc.	29,800	1,634,530
Heritage Commerce Corp.	19,700	334,703
Hilltop Holdings, Inc.	73,500	1,622,145
HomeTrust Bancshares, Inc.*	11,200	315,280
Hope Bancorp, Inc.	140,765	2,509,840
IBERIABANK Corp.	164,473	12,467,053
Independent Bank Corp.	50,400	1,285,200
Independent Bank Corp.(a)	14,600	1,144,640
MB Financial, Inc.	114,114	5,329,124
Midland States Bancorp, Inc.(a)	10,700	366,582
OFG Bancorp (Puerto Rico)(a)	52,200	733,410
Pacific Mercantile Bancorp*	17,400	169,650
PacWest Bancorp	17,169	848,492
Peoples Bancorp, Inc.	28,500	1,076,730
Preferred Bank	41,700	2,562,882
Premier Financial Bancorp, Inc.	6,812	127,180
Republic Bancorp, Inc. (Class A Stock)	7,746	350,894
Shore Bancshares, Inc.	8,500	161,670
Sierra Bancorp	12,300	347,352
Simmons First National Corp. (Class A Stock)	13,300	397,670
South State Corp.	3,811	328,699
Sterling Bancorp	309,653	7,276,846
TCF Financial Corp.	129,181	3,180,436
Towne Bank	7,196	230,992
TriCo Bancshares	78,900	2,954,805
TriState Capital Holdings, Inc.*	8,700	227,070
Triumph Bancorp, Inc.*	17,900	729,425
Trustmark Corp.	11,400	371,982
Umpqua Holdings Corp.	113,600	2,566,224
United Community Banks, Inc.	163,700	5,020,679
Univest Corp. of Pennsylvania	156,244	4,296,709
West Bancorporation, Inc.	9,400	236,410
Wintrust Financial Corp.	58,600	5,101,130

		151,224,278

Biotechnology — 1.2%
Abeona Therapeutics, Inc.*(a)	43,900	702,400
Acceleron Pharma, Inc.*	17,000	824,840
Acorda Therapeutics, Inc.*(a)	34,800	998,760
AMAG Pharmaceuticals, Inc.*(a)	21,000	409,500
Bluebird Bio, Inc.*(a)	5,200	816,140
Corvus Pharmaceuticals, Inc.*(a)	48,800	535,824
Immune Design Corp.*(a)	173,700	790,335
Karyopharm Therapeutics, Inc.*	48,800	829,112
Lexicon Pharmaceuticals, Inc.*(a)	19,400	232,800
Minerva Neurosciences, Inc.*	124,100	1,023,825
Momenta Pharmaceuticals, Inc.*(a)	59,200	1,210,640
Retrophin, Inc.*(a)	23,200	632,432
Rigel Pharmaceuticals, Inc.*	100,400	284,132
Sage Therapeutics, Inc.*	2,100	328,713
Spero Therapeutics, Inc.*(a)	55,700	817,119
Ultragenyx Pharmaceutical, Inc.*	2,500	192,175

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc.*	9,600	$182,880

		10,811,627

Building Products — 0.4%
Armstrong Flooring, Inc.*	8,200	115,128
Masonite International Corp.*	36,364	2,612,753
Universal Forest Products, Inc.	30,800	1,127,896

		3,855,777

Capital Markets — 1.2%
BGC Partners, Inc. (Class A Stock)	91,000	1,030,120
BrightSphere Investment Group PLC	47,900	683,053
Donnelley Financial Solutions, Inc.*	54,900	953,613
Federated Investors, Inc. (Class B Stock)	44,595	1,039,955
Hercules Capital, Inc.(a)	346,519	4,383,465
Houlihan Lokey, Inc.	11,400	583,908
Investment Technology Group, Inc.	17,900	374,468
Ladenburg Thalmann Financial Services, Inc.	48,000	163,200
Piper Jaffray Cos.(a)	24,900	1,913,565
Stifel Financial Corp.	5,800	303,050

		11,428,397

Chemicals — 2.8%
Chemours Co. (The)	11,000	487,960
FutureFuel Corp.	38,300	536,583
HB Fuller Co.	58,709	3,151,499
Ingevity Corp.*	34,772	2,811,664
Olin Corp.	117,944	3,387,352
Rayonier Advanced Materials, Inc.(a)	20,800	355,472
Trinseo SA	70,000	4,966,500
Valvoline, Inc.(a)	238,497	5,144,380
WR Grace & Co.	61,238	4,489,358

		25,330,768

Commercial Services & Supplies — 3.9%
ABM Industries, Inc.	56,000	1,634,080
ACCO Brands Corp.	389,300	5,391,805
BrightView Holdings, Inc.*	38,800	851,660
Clean Harbors, Inc.*	60,038	3,335,111
Essendant, Inc.	60,000	793,200
Kimball International, Inc. (Class B Stock)	20,400	329,664
LSC Communications, Inc.	276,179	4,324,963
Matthews International Corp. (Class A Stock)	61,907	3,640,132
Quad/Graphics, Inc.	271,900	5,663,677
RR Donnelley & Sons Co.	6,411	36,927
Team, Inc.*(a)	276,525	6,387,728
Tetra Tech, Inc.	37,210	2,176,785
VSE Corp.	28,500	1,361,730

		35,927,462

Communications Equipment — 1.1%
ADTRAN, Inc.	24,800	368,280
Ciena Corp.*	45,000	1,192,950
Comtech Telecommunications Corp.	19,300	615,284
InterDigital, Inc.	16,400	1,326,760
Ribbon Communications, Inc.*	138,900	988,968

COMMON STOCKS (continued)	Shares	Value
Communications Equipment (continued)
Viavi Solutions, Inc.*	530,671	$5,434,071

		9,926,313

Construction & Engineering — 1.4%
EMCOR Group, Inc.	89,249	6,798,989
HC2 Holdings, Inc.*	107,300	627,705
KBR, Inc.	255,700	4,582,144
Tutor Perini Corp.*(a)	55,600	1,025,820

		13,034,658

Consumer Finance — 0.7%
Enova International, Inc.*	73,300	2,679,115
EZCORP, Inc. (Class A Stock)*(a)	71,250	858,563
FirstCash, Inc.	25,840	2,321,724
Green Dot Corp. (Class A Stock)*	6,800	499,052

		6,358,454

Containers & Packaging — 0.8%
Owens-Illinois, Inc.*	128,904	2,166,876
Silgan Holdings, Inc.	90,714	2,433,857
Sonoco Products Co.	47,897	2,514,593

		7,115,326

Distributors — 0.1%
Funko, Inc. (Class A Stock)*	59,800	750,490

Diversified Consumer Services — 0.1%
K12, Inc.*	64,300	1,052,591

Diversified Financial Services — 0.0%
Marlin Business Services Corp.	15,000	447,750

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	49,910	2,665,193
Frontier Communications Corp.(a)	45,700	244,952

		2,910,145

Electric Utilities — 2.3%
El Paso Electric Co.	24,900	1,471,590
Hawaiian Electric Industries, Inc.	71,251	2,443,909
IDACORP, Inc.	70,691	6,520,538
MGE Energy, Inc.	11,500	725,075
PNM Resources, Inc.	3,700	143,930
Portland General Electric Co.	215,523	9,215,763
Spark Energy, Inc. (Class A Stock)(a)	78,900	769,275

		21,290,080

Electrical Equipment — 0.9%
Generac Holdings, Inc.*	73,531	3,803,759
Regal Beloit Corp.	55,425	4,533,765

		8,337,524

Electronic Equipment, Instruments & Components — 2.8%
Belden, Inc.	47,214	2,885,720
Benchmark Electronics, Inc.	222,400	6,482,960
Insight Enterprises, Inc.*	61,700	3,018,981
KEMET Corp.*	66,100	1,596,315
Kimball Electronics, Inc.*	58,875	1,077,413
Plexus Corp.*	13,900	827,606
Sanmina Corp.*	65,968	1,932,862
Tech Data Corp.*	87,994	7,226,067

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.*	29,400	$1,121,610

		26,169,534

Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.*(a)	46,600	972,076
Exterran Corp.*	54,000	1,352,160
FTS International, Inc.*(a)	45,700	650,768
Mammoth Energy Services, Inc.*(a)	11,600	393,936
Matrix Service Co.*	33,400	612,890
McDermott International, Inc.*(a)	145,199	2,853,160
Nine Energy Service, Inc.*	73,650	2,439,288
Ocean Rig Udw, Inc. (Cyprus) (Class A Stock)*	29,800	878,504
Oil States International, Inc.*	84,500	2,712,450
Select Energy Services, Inc. (Class A Stock)*	100,990	1,467,385

		14,332,617

Equity Real Estate Investment Trusts (REITs) — 8.5%
American Assets Trust, Inc.	97,800	3,744,762
Armada Hoffler Properties, Inc.	158,700	2,364,630
Ashford Hospitality Trust, Inc.	479,000	3,879,900
Braemar Hotels & Resorts, Inc.	118,300	1,350,986
Cedar Realty Trust, Inc.	40,300	190,216
Chesapeake Lodging Trust	34,100	1,078,924
Columbia Property Trust, Inc.	189,252	4,297,913
CoreCivic, Inc.	288,400	6,889,876
CorEnergy Infrastructure Trust, Inc.(a)	4,900	184,240
CoreSite Realty Corp.	10,300	1,141,446
Corporate Office Properties Trust(a)	141,049	4,089,011
Cousins Properties, Inc.(a)	250,608	2,428,392
DCT Industrial Trust, Inc.	63,000	4,203,990
DiamondRock Hospitality Co.	297,800	3,656,984
EastGroup Properties, Inc.	3,400	324,904
Education Realty Trust, Inc.	95,881	3,979,062
First Industrial Realty Trust, Inc.	83,400	2,780,556
Franklin Street Properties Corp.	8,800	75,328
GEO Group, Inc. (The)	181,250	4,991,625
Getty Realty Corp.	89,200	2,512,764
Global Medical REIT, Inc.	45,400	402,244
Highwoods Properties, Inc.	25,300	1,283,469
Hudson Pacific Properties, Inc.	16,800	595,224
InfraREIT, Inc.	58,700	1,301,379
Kite Realty Group Trust	55,700	951,356
Lexington Realty Trust	235,161	2,052,956
NexPoint Residential Trust, Inc.	27,203	773,925
Pennsylvania Real Estate Investment Trust .	35,800	393,442
Preferred Apartment Communities, Inc. (Class A Stock)(a)	90,300	1,534,197
Ramco-Gershenson Properties Trust(a)	57,800	763,538
Retail Opportunity Investments Corp.	34,500	661,020
Rexford Industrial Realty, Inc.	32,300	1,013,897
RLJ Lodging Trust	44,622	983,915
Summit Hotel Properties, Inc.	103,600	1,482,516
Sun Communities, Inc.	11,400	1,115,832
Sunstone Hotel Investors, Inc.	163,002	2,709,093
Tier REIT, Inc.	45,700	1,086,746
Urstadt Biddle Properties, Inc. (Class A Stock)	26,000	588,380

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.	181,900	$4,431,084

		78,289,722

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*	44,800	1,059,520
Performance Food Group Co.*	78,841	2,893,465
SpartanNash Co.	119,100	3,039,432
United Natural Foods, Inc.*	42,600	1,817,316

		8,809,733

Food Products — 2.4%
B&G Foods, Inc.(a)	88,812	2,655,479
Darling Ingredients, Inc.*	235,680	4,685,318
Dean Foods Co.(a)	84,000	882,840
Fresh Del Monte Produce, Inc.	30,500	1,358,775
Hain Celestial Group, Inc. (The)*	115,731	3,448,784
Hostess Brands, Inc.*(a)	226,683	3,082,889
Sanderson Farms, Inc.(a)	3,200	336,480
TreeHouse Foods, Inc.*(a)	114,210	5,997,167

		22,447,732

Gas Utilities — 1.0%
New Jersey Resources Corp.(a)	70,900	3,172,775
Southwest Gas Holdings, Inc.	44,000	3,355,880
Spire, Inc.	18,600	1,314,090
WGL Holdings, Inc.	13,000	1,153,750

		8,996,495

Health Care Equipment & Supplies — 0.4%
Haemonetics Corp.*	13,600	1,219,648
Integer Holdings Corp.*	4,400	284,460
Lantheus Holdings, Inc.*	150,700	2,192,685

		3,696,793

Health Care Providers & Services — 2.9%
American Renal Associates Holdings, Inc.*(a)	37,800	596,106
Community Health Systems, Inc.*(a)	238,900	793,148
Cross Country Healthcare, Inc.*	46,600	524,250
Diplomat Pharmacy, Inc.*(a)	90,800	2,320,848
Encompass Health Corp.	77,961	5,279,519
Envision Healthcare Corp.*	118,645	5,221,566
Magellan Health, Inc.*	33,100	3,175,945
Molina Healthcare, Inc.*(a)	7,700	754,138
Owens & Minor, Inc.	183,850	3,072,134
Patterson Cos., Inc.(a)	108,313	2,455,456
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	25,100	980,406
WellCare Health Plans, Inc.*	6,100	1,502,064

		26,675,580

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	83,400	1,000,800

Hotels, Restaurants & Leisure — 0.3%
Del Frisco’s Restaurant Group, Inc.*	111,673	1,407,080
Penn National Gaming, Inc.*(a)	17,900	601,261
Pinnacle Entertainment, Inc.*	19,500	657,735

		2,666,076

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables — 0.9%
Beazer Homes USA, Inc.*	123,800	$1,826,050
Hamilton Beach Brands Holding Co. (Class A Stock)	8,700	252,735
Hooker Furniture Corp.	24,900	1,167,810
KB Home	143,500	3,908,940
Lifetime Brands, Inc.	73,900	934,835

		8,090,370

Household Products — 0.9%
Central Garden & Pet Co. (Class A Stock)*	142,200	5,754,834
Spectrum Brands Holdings, Inc.(a)	36,224	2,956,603

		8,711,437

Independent Power & Renewable Electricity Producers — 0.9%
Atlantic Power Corp.*(a)	121,600	267,520
NRG Yield, Inc. (Class C Stock)	86,100	1,480,920
Ormat Technologies, Inc.(a)	47,500	2,526,525
Vistra Energy Corp.*(a)	155,108	3,669,855

		7,944,820

Insurance — 4.1%
American Equity Investment Life Holding Co.	161,700	5,821,200
CNO Financial Group, Inc.	203,846	3,881,228
FedNat Holding Co.	28,900	666,723
First American Financial Corp.	40,800	2,110,176
Hanover Insurance Group, Inc. (The)	48,877	5,843,734
HCI Group, Inc.(a)	17,500	727,475
Kinsale Capital Group, Inc.	10,100	554,086
National General Holdings Corp.	263,500	6,937,954
Selective Insurance Group, Inc.	27,300	1,501,500
Stewart Information Services Corp.	43,000	1,852,010
United Fire Group, Inc.	5,200	283,452
Universal Insurance Holdings, Inc.(a)	75,800	2,660,580
Validus Holdings Ltd.	69,349	4,687,992

		37,528,110

Internet & Direct Marketing Retail — 0.6%
Liberty Expedia Holdings, Inc. (Class A Stock)*	96,750	4,251,195
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	53,800	866,180

		5,117,375

Internet Software & Services — 0.2%
Limelight Networks, Inc.*	421,900	1,885,893

IT Services — 2.0%
CACI International, Inc. (Class A Stock)*	22,202	3,742,147
Conduent, Inc.*	129,918	2,360,610
Sykes Enterprises, Inc.*	69,300	1,994,454
Travelport Worldwide Ltd.	240,200	4,453,308
Unisys Corp.*(a)	367,400	4,739,460
Virtusa Corp.*	21,700	1,056,356

		18,346,335

Leisure Products — 0.4%
Callaway Golf Co.	97,076	1,841,532
Vista Outdoor, Inc.*	116,644	1,806,816

		3,648,348

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	41,617	$4,671,924

Machinery — 5.1%
Actuant Corp. (Class A Stock)(a)	101,597	2,981,872
Altra Industrial Motion Corp.(a)	54,293	2,340,028
EnPro Industries, Inc.	55,182	3,859,981
FreightCar America, Inc.	13,200	221,628
Global Brass & Copper Holdings, Inc.	142,400	4,464,240
Hurco Cos., Inc.	3,500	156,625
Hyster-Yale Materials Handling, Inc.	11,900	764,575
ITT, Inc.	85,848	4,487,275
Kadant, Inc.	18,700	1,798,005
LB Foster Co. (Class A Stock)*	9,500	218,025
Meritor, Inc.*	224,000	4,607,680
Milacron Holdings Corp.*	276,386	5,231,987
SPX FLOW, Inc.*	74,399	3,256,444
Standex International Corp.	51,444	5,257,577
TriMas Corp.*	142,741	4,196,585
Wabash National Corp.(a)	72,400	1,350,984
Watts Water Technologies, Inc. (Class A Stock)	17,500	1,372,000

		46,565,511

Marine — 0.2%
Costamare, Inc. (Monaco)(a)	195,571	1,560,657

Media — 1.1%
Gannett Co., Inc.(a)	128,323	1,373,056
Gray Television, Inc.*	42,300	668,340
MDC Partners, Inc. (Class A Stock)*	100,100	460,460
National CineMedia, Inc.	37,800	317,520
Nexstar Media Group, Inc. (Class A Stock)(a)	76,365	5,605,191
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	10,716	344,519
tronc, Inc.*	63,600	1,099,008

		9,868,094

Metals & Mining — 1.1%
AK Steel Holding Corp.*(a)	301,500	1,308,510
Allegheny Technologies, Inc.*(a)	156,234	3,924,598
Cleveland-Cliffs, Inc.*(a)	189,000	1,593,270
Commercial Metals Co.	93,900	1,982,229
Ramaco Resources, Inc.*(a)	57,500	400,200
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	11,900	401,030
Warrior Met Coal, Inc.(a)	11,800	325,326

		9,935,163

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AG Mortgage Investment Trust, Inc.	61,900	1,163,101
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	190,332	5,982,135
Capstead Mortgage Corp.	228,903	2,048,682
Cherry Hill Mortgage Investment Corp.	21,300	380,418
Dynex Capital, Inc.	64,200	419,226
Invesco Mortgage Capital, Inc.	107,600	1,710,840
Redwood Trust, Inc.(a)	175,600	2,892,132

		14,596,534

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities — 0.5%
Black Hills Corp.(a)	42,037	$2,573,085
NorthWestern Corp.	25,100	1,436,975
Unitil Corp.	9,400	479,776

		4,489,836

Oil, Gas & Consumable Fuels — 3.9%
Abraxas Petroleum Corp.*	840,800	2,429,912
Arch Coal, Inc. (Class A Stock)(a)	33,600	2,635,248
Callon Petroleum Co.*(a)	246,106	2,643,178
Carrizo Oil & Gas, Inc.*(a)	162,357	4,521,642
Delek US Holdings, Inc.	108,800	5,458,496
Denbury Resources, Inc.*(a)	995,900	4,790,279
Midstates Petroleum Co., Inc.*	30,900	420,549
NACCO Industries, Inc. (Class A Stock)	4,200	141,750
Peabody Energy Corp.	82,300	3,743,004
Renewable Energy Group, Inc.*(a)	50,400	899,640
REX American Resources Corp.*(a)	2,700	218,619
SemGroup Corp. (Class A Stock)(a)	59,400	1,508,760
SRC Energy, Inc.*	398,907	4,395,955
W&T Offshore, Inc.*	266,000	1,901,900
World Fuel Services Corp.	8,100	165,321

		35,874,253

Paper & Forest Products — 0.9%
Boise Cascade Co.	18,600	831,420
KapStone Paper and Packaging Corp.	17,200	593,400
Schweitzer-Mauduit International, Inc.	97,147	4,247,267
Verso Corp. (Class A Stock)*	127,800	2,780,928

		8,453,015

Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.*	15,200	231,952
Kala Pharmaceuticals, Inc.*(a)	36,700	503,891
Lannett Co., Inc.*(a)	40,900	556,240
Prestige Brands Holdings, Inc.*(a)	142,337	5,462,894
Zogenix, Inc.*(a)	18,400	813,280

		7,568,257

Professional Services — 2.4%
Acacia Research Corp.*	110,400	458,160
CRA International, Inc.	12,300	625,947
Heidrick & Struggles International, Inc.	70,200	2,457,000
Huron Consulting Group, Inc.*	86,981	3,557,523
Kelly Services, Inc. (Class A Stock)	155,313	3,486,777
Korn/Ferry International	147,191	9,115,539
TrueBlue, Inc.*	94,800	2,554,860

		22,255,806

Road & Rail — 0.8%
ArcBest Corp.	112,400	5,136,680
Covenant Transportation Group, Inc. (Class A Stock)*	11,200	352,800
YRC Worldwide, Inc.*	198,600	1,995,930

		7,485,410

Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd.*	141,119	2,009,535
Amkor Technology, Inc.*	188,300	1,617,497
First Solar, Inc.*	13,000	684,580

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.*(a)	385,717	$8,886,920
Photronics, Inc.*	106,300	847,743
Semtech Corp.*	59,373	2,793,500
SMART Global Holdings, Inc.*(a)	53,600	1,708,232
Synaptics, Inc.*(a)	43,300	2,181,021
Ultra Clean Holdings, Inc.*	114,800	1,905,680

		22,634,708

Software — 0.2%
Synchronoss Technologies, Inc.*	80,900	499,153
TiVo Corp.	11,800	158,710
Verint Systems, Inc.*	35,000	1,552,250

		2,210,113

Specialty Retail — 3.1%
Abercrombie & Fitch Co. (Class A Stock)(a)	10,300	252,144
American Eagle Outfitters, Inc.	81,800	1,901,850
Caleres, Inc.	40,800	1,403,112
Cato Corp. (The) (Class A Stock)	52,700	1,297,474
Children’s Place, Inc. (The)(a)	17,300	2,089,840
Citi Trends, Inc.	31,100	853,384
Conn’s, Inc.*(a)	55,800	1,841,400
Express, Inc.*(a)	64,096	586,478
Hudson Ltd. (United Kingdom) (Class A Stock)*	83,800	1,465,662
Michaels Cos., Inc. (The)*	141,272	2,708,184
Murphy USA, Inc.*(a)	59,514	4,421,295
Office Depot, Inc.(a)	1,059,900	2,702,745
Tailored Brands, Inc.(a)	273,080	6,969,002

		28,492,570

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc.(a)	143,726	1,717,526

Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.*	17,300	1,952,997
Oxford Industries, Inc.	20,685	1,716,441
Perry Ellis International, Inc.*	27,800	755,326
Steven Madden Ltd.	69,922	3,712,858

		8,137,622

Thrifts & Mortgage Finance — 1.7%
Charter Financial Corp.	28,900	697,935
Dime Community Bancshares, Inc.	53,100	1,035,450
First Defiance Financial Corp.	11,000	737,660
Flagstar Bancorp, Inc.*	31,770	1,088,440
HomeStreet, Inc.*	23,500	633,325
Meta Financial Group, Inc.	23,500	2,288,900
MGIC Investment Corp.*	279,400	2,995,168
Nationstar Mortgage Holdings, Inc.*(a)	56,900	997,457
PennyMac Financial Services, Inc. (Class A Stock)*	123,500	2,426,775
Radian Group, Inc.	41,700	676,374
Riverview Bancorp, Inc.	11,800	99,592
TrustCo Bank Corp. NY	85,400	760,060
United Community Financial Corp.	28,200	309,918
Walker & Dunlop, Inc.	19,300	1,074,045
WSFS Financial Corp.	3,500	186,550

		16,007,649

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	2,900	$203,435
DXP Enterprises, Inc.*	30,900	1,180,380
MRC Global, Inc.*	228,500	4,951,595
NOW, Inc.*(a)	79,800	1,063,734
Titan Machinery, Inc.*	44,400	690,420
Veritiv Corp.*	24,000	956,400

		9,045,964

Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	4,400	170,588
Consolidated Water Co., Ltd. (Cayman Islands)	38,700	499,229

		669,817

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	7,800	117,390

TOTAL COMMON STOCKS (cost $770,236,078)		885,456,846

UNAFFILIATED EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Value Index Fund(a) (cost $4,163,821)	33,104	4,367,080

TOTAL LONG-TERM INVESTMENTS (cost $774,399,899)		889,823,926

SHORT-TERM INVESTMENTS — 20.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	40,754,477	40,754,477
PGIM Institutional Money Market Fund (cost $151,254,960; includes $150,966,553 of cash collateral for securities on loan)(b)(w)	151,251,160	151,266,285

TOTAL SHORT-TERM INVESTMENTS (cost $192,009,437)		192,020,762

Value
TOTAL INVESTMENTS — 117.7% (cost $966,409,336)	$1,081,844,688
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (17.7)%	(162,514,842)

NET ASSETS — 100.0%	$919,329,846

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,355,528; cash collateral of $150,966,553 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
222	Russell 2000 Mini Index	Sep. 2018	$18,287,250	$(361,605)

Cash of $1,016,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,899,832	$—	$—
Airlines	3,840,600	—	—
Auto Components	13,199,185	—	—
Banks	151,224,278	—	—
Biotechnology	10,811,627	—	—
Building Products	3,855,777	—	—
Capital Markets	11,428,397	—	—
Chemicals	25,330,768	—	—
Commercial Services & Supplies	35,927,462	—	—
Communications Equipment	9,926,313	—	—
Construction & Engineering	13,034,658	—	—
Consumer Finance	6,358,454	—	—
Containers & Packaging	7,115,326	—	—
Distributors	750,490	—	—
Diversified Consumer Services	1,052,591	—	—
Diversified Financial Services	447,750	—	—
Diversified Telecommunication Services	2,910,145	—	—
Electric Utilities	21,290,080	—	—
Electrical Equipment	8,337,524	—	—
Electronic Equipment, Instruments & Components	26,169,534	—	—
Energy Equipment & Services	14,332,617	—	—
Equity Real Estate Investment Trusts (REITs)	78,289,722	—	—
Food & Staples Retailing	8,809,733	—	—
Food Products	22,447,732	—	—
Gas Utilities	8,996,495	—	—
Health Care Equipment & Supplies	3,696,793	—	—
Health Care Providers & Services	26,675,580	—	—
Health Care Technology	1,000,800	—	—
Hotels, Restaurants & Leisure	2,666,076	—	—
Household Durables	8,090,370	—	—
Household Products	8,711,437	—	—
Independent Power & Renewable Electricity
Producers	7,944,820	—	—
Insurance	37,528,110	—	—
Internet & Direct Marketing Retail	5,117,375	—	—
Internet Software & Services	1,885,893	—	—
IT Services	18,346,335	—	—
Leisure Products	3,648,348	—	—
Life Sciences Tools & Services	4,671,924	—	—
Machinery	46,565,511	—	—
Marine	1,560,657	—	—
Media	9,868,094	—	—
Metals & Mining	9,935,163	—	—
Mortgage Real Estate Investment Trusts (REITs)	14,596,534	—	—
Multi-Utilities	4,489,836	—	—
Oil, Gas & Consumable Fuels	35,874,253	—	—
Paper & Forest Products	8,453,015	—	—
Pharmaceuticals	7,568,257	—	—
Professional Services	22,255,806	—	—
Road & Rail	7,485,410	—	—
Semiconductors & Semiconductor Equipment	22,634,708	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Software	$2,210,113	$—	$—
Specialty Retail	28,492,570	—	—
Technology Hardware, Storage & Peripherals	1,717,526	—	—
Textiles, Apparel & Luxury Goods	8,137,622	—	—
Thrifts & Mortgage Finance	16,007,649	—	—
Trading Companies & Distributors	9,045,964	—	—
Water Utilities	669,817	—	—
Wireless Telecommunication Services	117,390	—	—
Unaffiliated Exchange Traded Fund	4,367,080	—	—
Affiliated Mutual Funds	192,020,762	—	—
Other Financial Instruments*
Futures Contracts	(361,605)	—	—

Total	$1,081,483,083	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (16.4% represents investments purchased with collateral from securities on loan)	20.9%
Banks	16.4
Equity Real Estate Investment Trusts (REITs)	8.5
Machinery	5.1
Insurance	4.1
Commercial Services & Supplies	3.9
Oil, Gas & Consumable Fuels	3.9
Specialty Retail	3.1
Health Care Providers & Services	2.9
Electronic Equipment, Instruments & Components	2.8
Chemicals	2.8
Semiconductors & Semiconductor Equipment	2.5
Food Products	2.4
Professional Services	2.4
Electric Utilities	2.3
IT Services	2.0
Thrifts & Mortgage Finance	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.6
Energy Equipment & Services	1.6
Auto Components	1.4
Construction & Engineering	1.4
Aerospace & Defense	1.3
Capital Markets	1.2
Biotechnology	1.2
Metals & Mining	1.1
Communications Equipment	1.1
Media	1.1
Trading Companies & Distributors	1.0
Gas Utilities	1.0
Food & Staples Retailing	1.0
Household Products	0.9
Paper & Forest Products	0.9
Electrical Equipment	0.9
Textiles, Apparel & Luxury Goods	0.9

Household Durables	0.9%
Independent Power & Renewable Electricity Producers	0.9
Pharmaceuticals	0.8
Road & Rail	0.8
Containers & Packaging	0.8
Consumer Finance	0.7
Internet & Direct Marketing Retail	0.6
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Unaffiliated Exchange Traded Funds	0.5
Building Products	0.4
Airlines	0.4
Health Care Equipment & Supplies	0.4
Leisure Products	0.4
Diversified Telecommunication Services	0.3
Hotels, Restaurants & Leisure	0.3
Software	0.2
Internet Software & Services	0.2
Technology Hardware, Storage & Peripherals	0.2
Marine	0.2
Diversified Consumer Services	0.1
Health Care Technology	0.1
Distributors	0.1
Water Utilities	0.1
Diversified Financial Services	0.0 *
Wireless Telecommunication Services	0.0 *

117.7
Liabilities in excess of other assets	(17.7)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$361,605	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,018,790

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(396,565)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$9,600,117

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Received(1)	Net Amount
Securities on Loan	$146,355,528	$(146,355,528)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $146,355,528:
Unaffiliated investments (cost $774,399,899)	$889,823,926
Affiliated investments (cost $192,009,437)	192,020,762
Deposit with broker for futures	1,016,000
Receivable for portfolio shares sold	5,010,302
Dividends and interest receivable	1,404,006
Receivable for investments sold	41,446
Tax reclaim receivable	7,431
Prepaid expenses	6,810

Total Assets	1,089,330,683

LIABILITIES:
Payable to broker for collateral for securities on loan	150,966,553
Payable for investments purchased	15,000,299
Payable for portfolio shares repurchased	3,350,664
Management fees payable	341,611
Accrued expenses and other liabilities	284,538
Distribution fee payable	31,301
Due to broker-variation margin futures	18,075
Payable to affiliate	7,431
Affiliated transfer agent fee payable	365

Total Liabilities	170,000,837

NET ASSETS	$919,329,846

Net assets were comprised of:
Partners Equity	$919,329,846

Net asset value and redemption price per share, $919,329,846 / 31,133,882 outstanding shares of beneficial interest	$29.53

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $365 foreign withholding tax)	$6,839,270
Income from securities lending, net (including affiliated income of $290,275)	377,283
Affiliated dividend income	145,355
Miscellaneous Income	16,561
Interest income	4,030

7,382,499

EXPENSES
Management fees	3,320,318
Distribution fee	1,154,254
Custodian and accounting fees	76,307
Audit fee	12,992
Trustees’ fees	9,390
Legal fees and expenses	6,116
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Shareholders’ reports	3,053
Miscellaneous	15,769

Total expenses	4,601,666

NET INVESTMENT INCOME (LOSS)	2,780,833

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,866))	51,696,779
Futures transactions	1,018,790

52,715,569

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $26,960)	(32,232,851)
Futures	(396,565)
Foreign currencies	(24)

(32,629,440)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	20,086,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,866,962

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,780,833	$5,504,021
Net realized gain (loss) on investment and foreign currency transactions	52,715,569	137,292,420
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(32,629,440)	(73,997,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,866,962	68,799,080

FUND SHARE TRANSACTIONS:
Fund share sold [4,154,126 and 6,679,320 shares, respectively]	121,579,056	183,930,174
Fund share repurchased [7,185,086 and 12,449,150 shares, respectively].	(203,684,763)	(339,759,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(82,105,707)	(155,829,768)

CAPITAL CONTRIBUTIONS	1,188	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(59,237,557)	(87,030,688)
NET ASSETS:
Beginning of period	978,567,403	1,065,598,091

End of period	$919,329,846	$978,567,403

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 5.1%
Boeing Co. (The)	391,850	$131,469,594
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	136,588	11,734,275

		143,203,869

Airlines — 0.7%
American Airlines Group, Inc.	492,093	18,679,850

Auto Components — 0.6%
Aptiv PLC	188,900	17,308,907

Automobiles — 1.3%
Tesla, Inc.*(a)	109,579	37,580,118

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.*	175,073	21,735,313
Incyte Corp.*	115,851	7,762,017
Vertex Pharmaceuticals, Inc.*	269,945	45,879,852

		75,377,182

Capital Markets — 4.6%
Charles Schwab Corp. (The)(a)	927,292	47,384,621
Intercontinental Exchange, Inc.	455,050	33,468,928
Morgan Stanley	530,272	25,134,893
TD Ameritrade Holding Corp.	391,848	21,461,515

		127,449,957

Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	281,250	21,172,500

Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp.	306,366	33,032,382

Health Care Equipment & Supplies — 6.5%
Becton, Dickinson & Co.	269,926	64,663,473
Danaher Corp.	41,397	4,085,057
Intuitive Surgical, Inc.*	124,401	59,523,390
Stryker Corp.	318,921	53,853,000

		182,124,920

Health Care Providers & Services — 8.7%
Anthem, Inc.	137,200	32,657,716
Centene Corp.*	144,179	17,764,295
Cigna Corp.	364,278	61,909,046
HCA Healthcare, Inc.	335,912	34,464,571
Humana, Inc.	52,982	15,769,033
UnitedHealth Group, Inc.	326,600	80,128,044

		242,692,705

Hotels, Restaurants & Leisure — 2.4%
Hilton Worldwide Holdings, Inc.	406,281	32,161,204
Las Vegas Sands Corp.	226,200	17,272,632
Restaurant Brands International, Inc. (Canada)(a)	312,200	18,825,660

		68,259,496

Internet & Direct Marketing Retail — 15.0%
Amazon.com, Inc.*	141,819	241,063,936
Booking Holdings, Inc.*	67,626	137,083,988
Netflix, Inc.*	104,289	40,821,843

		418,969,767

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services — 16.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	366,924	$68,075,410
Alphabet, Inc. (Class A Stock)*	107,960	121,907,352
Alphabet, Inc. (Class C Stock)*	60,913	67,957,588
Dropbox, Inc. (Class A Stock)*(a)	26,700	865,614
Facebook, Inc. (Class A Stock)*	692,954	134,654,821
Shopify, Inc. (Canada) (Class A Stock)*	65,561	9,564,694
Tencent Holdings Ltd. (China), ADR(a)	1,167,900	58,686,975

		461,712,454

IT Services — 7.3%
Fidelity National Information Services, Inc.	89,749	9,516,086
Global Payments, Inc.	234,054	26,094,680
PayPal Holdings, Inc.*	517,140	43,062,248
Visa, Inc. (Class A Stock)(a)	948,298	125,602,070

		204,275,084

Machinery — 0.5%
Fortive Corp.	170,550	13,151,111

Multiline Retail — 1.6%
Dollar General Corp.	451,200	44,488,320

Multi-Utilities — 0.7%
Sempra Energy	171,892	19,958,380

Pharmaceuticals — 0.7%
Merck & Co., Inc.	336,100	20,401,270

Road & Rail — 0.6%
Kansas City Southern	153,453	16,259,880

Semiconductors & Semiconductor Equipment — 1.5%
ASML Holding NV (Netherlands)(a)	59,800	11,838,606
Broadcom, Inc.	61,000	14,801,040
Maxim Integrated Products, Inc.	258,030	15,136,040

		41,775,686

Software — 14.2%
Activision Blizzard, Inc.	212,200	16,195,104
Electronic Arts, Inc.*	127,700	18,008,254
Intuit, Inc.	239,649	48,961,489
Microsoft Corp.	1,651,300	162,834,693
Red Hat, Inc.*	255,736	34,363,246
salesforce.com, Inc.*	401,100	54,710,040
ServiceNow, Inc.*(a)	109,304	18,851,661
VMware, Inc. (Class A Stock)*(a)	185,914	27,323,781
Workday, Inc. (Class A Stock)*	134,202	16,254,546

		397,502,814

Specialty Retail — 1.2%
Ross Stores, Inc.	402,900	34,145,775

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	261,285	48,366,466

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. (Class B Stock)	331,900	26,445,792

Tobacco — 1.1%
Philip Morris International, Inc.	397,008	32,054,426

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Water Utilities — 0.4%
American Water Works Co., Inc.	136,600	$11,662,908

TOTAL LONG-TERM INVESTMENTS (cost $1,861,395,292)		2,758,052,019

SHORT-TERM INVESTMENTS — 12.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	40,201,132	40,201,132
PGIM Institutional Money Market Fund (cost $321,609,707; includes $321,027,063 of cash collateral for securities on loan)(b)(w)	321,598,501	321,630,661

TOTAL SHORT-TERM INVESTMENTS (cost $361,810,839)		361,831,793

Value
TOTAL INVESTMENTS — 111.4% (cost $2,223,206,131)	$3,119,883,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%	(319,679,721)

NET ASSETS — 100.0%	$2,800,204,091

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $312,912,475; cash collateral of $321,027,063 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$143,203,869	$—	$—
Airlines	18,679,850	—	—
Auto Components	17,308,907	—	—
Automobiles	37,580,118	—	—
Biotechnology	75,377,182	—	—
Capital Markets	127,449,957	—	—
Commercial Services & Supplies	21,172,500	—	—
Equity Real Estate Investment Trusts (REITs)	33,032,382	—	—
Health Care Equipment & Supplies	182,124,920	—	—
Health Care Providers & Services	242,692,705	—	—
Hotels, Restaurants & Leisure	68,259,496	—	—
Internet & Direct Marketing Retail	418,969,767	—	—
Internet Software & Services	461,712,454	—	—
IT Services	204,275,084	—	—
Machinery	13,151,111	—	—
Multiline Retail	44,488,320	—	—
Multi-Utilities	19,958,380	—	—
Pharmaceuticals	20,401,270	—	—
Road & Rail	16,259,880	—	—
Semiconductors & Semiconductor Equipment	41,775,686	—	—
Software	397,502,814	—	—
Specialty Retail	34,145,775	—	—
Technology Hardware, Storage & Peripherals	48,366,466	—	—
Textiles, Apparel & Luxury Goods	26,445,792	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Tobacco	$32,054,426	$—	$—
Water Utilities	11,662,908	—	—
Affiliated Mutual Funds	361,831,793	—	—

Total	$3,119,883,812	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Internet Software & Services	16.5%
Internet & Direct Marketing Retail	15.0
Software	14.2
Affiliated Mutual Funds (11.5% represents investments purchased with collateral from securities on loan)	12.9
Health Care Providers & Services	8.7
IT Services	7.3
Health Care Equipment & Supplies	6.5
Aerospace & Defense	5.1
Capital Markets	4.6
Biotechnology	2.7
Hotels, Restaurants & Leisure	2.4
Technology Hardware, Storage & Peripherals	1.7
Multiline Retail	1.6

Semiconductors & Semiconductor Equipment	1.5%
Automobiles	1.3
Specialty Retail	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Tobacco	1.1
Textiles, Apparel & Luxury Goods	0.9
Commercial Services & Supplies	0.8
Pharmaceuticals	0.7
Multi-Utilities	0.7
Airlines	0.7
Auto Components	0.6
Road & Rail	0.6
Machinery	0.5
Water Utilities	0.4

111.4
Liabilities in excess of other assets	(11.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$312,912,475	$(312,912,475)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $312,912,475:
Unaffiliated investments (cost $1,861,395,292)	$2,758,052,019
Affiliated investments (cost $361,810,839)	361,831,793
Receivable for investments sold	13,686,844
Dividends and interest receivable	1,152,626
Receivable for portfolio shares sold	306,449
Tax reclaim receivable	50,336
Prepaid expenses	3,812

Total Assets	3,135,083,879

LIABILITIES:
Payable to broker for collateral for securities on loan	321,027,063
Payable for investments purchased	8,150,755
Payable for portfolio shares repurchased	4,292,481
Management fees payable	762,182
Accrued expenses and other liabilities	515,247
Distribution fee payable	95,849
Payable to affiliate	35,846
Affiliated transfer agent fee payable	365

Total Liabilities	334,879,788

NET ASSETS	$2,800,204,091

Net assets were comprised of:
Partners Equity	$2,800,204,091

Net asset value and redemption price per share, $2,800,204,091 / 72,205,381 outstanding shares of beneficial interest	$38.78

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net foreign withholding tax $49,824)	$11,112,796
Income from securities lending, net (including affiliated income of $550,482)	614,364
Affiliated dividend income	382,599
Interest income	4

12,109,763

EXPENSES
Management fees	9,297,264
Distribution fee	3,437,722
Custodian and accounting fees	92,926
Trustees’ fees	17,416
Audit fee	12,063
Legal fees and expenses	8,356
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,045
Miscellaneous	22,963

Total expenses	12,894,221
Less: Fee waivers and/or expense reimbursement	(495,032)

Net expenses	12,399,189

NET INVESTMENT INCOME (LOSS)	(289,426)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $(26,898))	205,350,901

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $41,295)	102,379,751
Foreign currencies	(304)

102,379,447

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	307,730,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$307,440,922

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(289,426)	$(1,707,628)
Net realized gain (loss) on investment transactions	205,350,901	216,528,084
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	102,379,447	481,633,792

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	307,440,922	696,454,248

FUND SHARE TRANSACTIONS:
Fund share sold [2,624,963 and 19,377,607 shares, respectively]	97,568,688	570,624,457
Fund share repurchased [6,082,343 and 9,927,365 shares, respectively]	(226,335,030)	(309,327,170)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE
TRANSACTIONS	(128,766,342)	261,297,287

CAPITAL CONTRIBUTIONS	8,838	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,683,418	957,751,535
NET ASSETS:
Beginning of period	2,621,520,673	1,663,769,138

End of period	$2,800,204,091	$2,621,520,673

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 95.9%	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	62,930	$21,113,644
Raytheon Co.	38,762	7,488,043
United Technologies Corp.	66,235	8,281,362

		36,883,049

Air Freight & Logistics — 0.8%
United Parcel Service, Inc. (Class B Stock)	94,300	10,017,489

Airlines — 1.3%
Southwest Airlines Co.	303,400	15,436,992

Auto Components — 1.1%
Magna International, Inc. (Canada)	242,319	14,086,003

Automobiles — 0.2%
General Motors Co.	69,053	2,720,688

Banks — 12.6%
Citigroup, Inc.	299,185	20,021,460
Fifth Third Bancorp	703,805	20,199,204
JPMorgan Chase & Co.	444,276	46,293,559
Signature Bank*	42,400	5,422,112
U.S. Bancorp.	438,134	21,915,463
Wells Fargo & Co.	741,565	41,112,364

		154,964,162

Beverages — 1.1%
PepsiCo, Inc.	121,545	13,232,604

Biotechnology — 0.9%
Gilead Sciences, Inc.	162,922	11,541,394

Building Products — 1.3%
Johnson Controls International PLC	495,431	16,572,167

Capital Markets — 4.0%
Bank of New York Mellon Corp. (The)	340,738	18,376,000
Franklin Resources, Inc.	250,600	8,031,730
Morgan Stanley	487,646	23,114,420

		49,522,150

Chemicals — 2.5%
CF Industries Holdings, Inc.	263,800	11,712,720
DowDuPont, Inc.	287,371	18,943,496

		30,656,216

Commercial Services & Supplies — 0.5%
Stericycle, Inc.*	92,814	6,059,826

Communications Equipment — 2.2%
Cisco Systems, Inc.	620,285	26,690,864

Construction Materials — 0.6%
Vulcan Materials Co.	53,521	6,907,420

Containers & Packaging — 1.3%
International Paper Co.	295,147	15,371,256

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	400,638	20,156,098

Electric Utilities — 5.0%
Evergy, Inc.	248,500	13,953,275
Exelon Corp.	243,616	10,378,042
PG&E Corp.	331,816	14,122,089

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Southern Co. (The)	495,200	$22,932,712

		61,386,118

Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	95,252	8,578,395

Equity Real Estate Investment Trusts (REITs) — 1.6%
SL Green Realty Corp.	80,100	8,052,453
Weyerhaeuser Co.	314,765	11,476,332

		19,528,785

Food & Staples Retailing — 1.4%
Walmart, Inc.	199,440	17,082,036

Food Products — 3.3%
Bunge Ltd.	189,138	13,184,810
Tyson Foods, Inc. (Class A Stock)	397,452	27,364,570

		40,549,380

Health Care Equipment & Supplies — 3.8%
Becton, Dickinson & Co.	39,741	9,520,354
Hologic, Inc.*	313,853	12,475,657
Medtronic PLC	288,287	24,680,250

		46,676,261

Health Care Providers & Services — 2.8%
Aetna, Inc.	122,439	22,467,557
CVS Health Corp.	184,900	11,898,315

		34,365,872

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	150,066	8,600,282
Las Vegas Sands Corp.	105,281	8,039,257

		16,639,539

Household Products — 1.3%
Kimberly-Clark Corp.	156,600	16,496,244

Industrial Conglomerates — 0.4%
General Electric Co.	358,974	4,885,636

Insurance — 7.0%
American International Group, Inc.	294,361	15,607,020
Brighthouse Financial, Inc.*	152,661	6,117,126
Chubb Ltd.	168,227	21,368,194
Loews Corp.	263,169	12,705,799
Marsh & McLennan Cos., Inc.	177,466	14,546,888
MetLife, Inc.	362,288	15,795,757

		86,140,784

Leisure Products — 0.3%
Mattel, Inc.(a)	253,581	4,163,800

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	23,130	4,791,148

Machinery — 0.6%
Illinois Tool Works, Inc.	56,429	7,817,674

Media — 3.9%
Comcast Corp. (Class A Stock)	391,768	12,853,908
News Corp. (Class A Stock)	476,449	7,384,960
Twenty-First Century Fox, Inc. (Class B Stock)	562,767	27,727,530

		47,966,398

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail — 0.5%
Kohl’s Corp.(a)	92,144	$6,717,298

Oil, Gas & Consumable Fuels — 10.9%
Apache Corp.(a)	133,652	6,248,231
Canadian Natural Resources Ltd. (Canada)	267,187	9,637,435
EQT Corp.	123,675	6,824,387
Exxon Mobil Corp.	371,788	30,758,021
Hess Corp.	219,345	14,671,987
Occidental Petroleum Corp.	191,042	15,986,395
TOTAL SA (France), ADR(a)	538,864	32,633,604
TransCanada Corp. (Canada)	402,269	17,378,021

		134,138,081

Pharmaceuticals — 6.4%
Johnson & Johnson	162,213	19,682,925
Merck & Co., Inc.	378,182	22,955,647
Perrigo Co. PLC	134,500	9,806,395
Pfizer, Inc.	716,278	25,986,566

		78,431,533

Professional Services — 0.4%
Nielsen Holdings PLC	163,080	5,044,064

Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)(a)	38,256	7,001,613

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	148,633	6,865,358
QUALCOMM, Inc.	345,756	19,403,827
Texas Instruments, Inc.	126,909	13,991,717

		40,260,902

Software — 3.4%
Microsoft Corp.	429,982	42,400,525

Specialty Retail — 0.1%
Lowe’s Cos., Inc.	12,846	1,227,692

Tobacco — 1.4%
Philip Morris International, Inc.	211,515	17,077,721

TOTAL COMMON STOCKS (cost $1,116,451,589)		1,180,185,877

PREFERRED STOCKS — 1.7%
Electric Utilities — 0.9%
NextEra Energy, Inc., CVT, 6.123%(a)	185,767	10,607,296

PREFERRED STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., CVT, 6.125%	42,676	$2,639,511

Multi-Utilities — 0.6%
Sempra Energy, CVT, 6.000%	73,074	7,541,968

TOTAL PREFERRED STOCKS (cost $19,078,668)		20,788,775

TOTAL LONG-TERM INVESTMENTS (cost $1,135,530,257)		1,200,974,652

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUND — 3.7%
PGIM Institutional Money Market Fund (cost $46,014,057; includes $45,918,977 of cash collateral for securities on loan)(b)(w)	46,009,456	46,014,057

UNAFFILIATED FUND — 1.8%
JPMorgan U.S. Government Money Market Fund (cost $22,220,108)	22,220,108	22,220,108

TOTAL SHORT-TERM INVESTMENTS (cost $68,234,165)		68,234,165

TOTAL INVESTMENTS — 103.1% (cost $1,203,764,422)		1,269,208,817
LIABILITIES IN EXCESS OF ASSETS — (3.1)%		(38,220,790)

NET ASSETS — 100.0%		$1,230,988,027

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,050,611; cash collateral of $45,918,977 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$36,883,049	$—	$—
Air Freight & Logistics	10,017,489	—	—
Airlines	15,436,992	—	—
Auto Components	14,086,003	—	—
Automobiles	2,720,688	—	—
Banks	154,964,162	—	—
Beverages	13,232,604	—	—
Biotechnology	11,541,394	—	—
Building Products	16,572,167	—	—
Capital Markets	49,522,150	—	—
Chemicals	30,656,216	—	—
Commercial Services & Supplies	6,059,826	—	—
Communications Equipment	26,690,864	—	—
Construction Materials	6,907,420	—	—
Containers & Packaging	15,371,256	—	—
Diversified Telecommunication Services	20,156,098	—	—
Electric Utilities	61,386,118	—	—
Electronic Equipment, Instruments & Components	8,578,395	—	—
Equity Real Estate Investment Trusts (REITs)	19,528,785	—	—
Food & Staples Retailing	17,082,036	—	—
Food Products	40,549,380	—	—
Health Care Equipment & Supplies	46,676,261	—	—
Health Care Providers & Services	34,365,872	—	—
Hotels, Restaurants & Leisure	16,639,539	—	—
Household Products	16,496,244	—	—
Industrial Conglomerates	4,885,636	—	—
Insurance	86,140,784	—	—
Leisure Products	4,163,800	—	—
Life Sciences Tools & Services	4,791,148	—	—
Machinery	7,817,674	—	—
Media	47,966,398	—	—
Multiline Retail	6,717,298	—	—
Oil, Gas & Consumable Fuels	134,138,081	—	—
Pharmaceuticals	78,431,533	—	—
Professional Services	5,044,064	—	—
Road & Rail	7,001,613	—	—
Semiconductors & Semiconductor Equipment	40,260,902	—	—
Software	42,400,525	—	—
Specialty Retail	1,227,692	—	—
Tobacco	17,077,721	—	—
Preferred Stocks
Electric Utilities	10,607,296	—	—
Health Care Equipment & Supplies	2,639,511	—	—
Multi-Utilities	7,541,968	—	—
Affiliated Mutual Fund	46,014,057	—	—
Unaffiliated Fund	22,220,108	—	—

Total	$1,269,208,817	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	12.6%
Oil, Gas & Consumable Fuels	10.9
Insurance	7.0
Pharmaceuticals	6.4
Electric Utilities	5.9
Capital Markets	4.0
Health Care Equipment & Supplies	4.0
Media	3.9
Affiliated Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	3.7
Software	3.4
Food Products	3.3
Semiconductors & Semiconductor Equipment	3.3
Aerospace & Defense	3.0
Health Care Providers & Services	2.8
Chemicals	2.5
Communications Equipment	2.2
Unaffiliated Fund	1.8
Diversified Telecommunication Services	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Food & Staples Retailing	1.4
Tobacco	1.4

Hotels, Restaurants & Leisure	1.4%
Building Products	1.3
Household Products	1.3
Airlines	1.3
Containers & Packaging	1.3
Auto Components	1.1
Beverages	1.1
Biotechnology	0.9
Air Freight & Logistics	0.8
Electronic Equipment, Instruments & Components	0.7
Machinery	0.6
Multi-Utilities	0.6
Road & Rail	0.6
Construction Materials	0.6
Multiline Retail	0.5
Commercial Services & Supplies	0.5
Professional Services	0.4
Industrial Conglomerates	0.4
Life Sciences Tools & Services	0.4
Leisure Products	0.3
Automobiles	0.2
Specialty Retail	0.1

103.1
Liabilities in excess of other assets	(3.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$45,050,611	$(45,050,611)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $45,050,611:
Unaffiliated investments (cost $1,157,750,365)	$1,223,194,760
Affiliated investments (cost $46,014,057)	46,014,057
Cash	31,989
Receivable for investments sold	7,524,641
Dividends and interest receivable	2,107,523
Tax reclaim receivable	255,727
Receivable for portfolio shares sold	166,152
Prepaid expenses	2,418

Total Assets	1,279,297,267

LIABILITIES:
Payable to broker for collateral for securities on loan	45,918,977
Payable for investments purchased	1,580,069
Management fees payable	310,053
Payable for portfolio shares repurchased	184,983
Payable to affiliate	157,748
Accrued expenses and other liabilities	114,797
Distribution fee payable	42,248
Affiliated transfer agent fee payable	365

Total Liabilities	48,309,240

NET ASSETS	$1,230,988,027

Net assets were comprised of:
Partners Equity	$1,230,988,027

Net asset value and redemption price per share, $1,230,988,027 / 82,228,245 outstanding shares of beneficial interest	$14.97

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $239,073 foreign withholding tax)	$15,140,171
Income from securities lending, net (including affiliated income of $97,691)	106,160

15,246,331

EXPENSES
Management fees	4,208,492
Distribution fee	1,583,000
Custodian and accounting fees	56,174
Trustees’ fees	11,314
Audit fee	11,008
Legal fees and expenses	6,518
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,169
Miscellaneous	13,117

Total expenses	5,895,258
Less: Fee waivers and/or expense reimbursement	(424,244)

Net expenses	5,471,014

NET INVESTMENT INCOME (LOSS)	9,775,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (includingaffiliated of $948)	58,022,010

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,301)	(82,620,859)
Foreign currencies	(515)

(82,621,374)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(24,599,364)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,824,047)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,775,317	$18,132,664
Net realized gain (loss) on investment and foreign currency transactions	58,022,010	50,872,172
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(82,621,374)	103,344,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,824,047)	172,349,419

FUND SHARE TRANSACTIONS:
Fund share sold [14,628,361 and 30,988,022 shares, respectively]	222,072,031	427,901,576
Fund share repurchased [16,423,547 and 13,232,178 shares, respectively]	(248,318,017)	(188,866,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(26,245,986)	239,035,224

CAPITAL CONTRIBUTIONS	11,781	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,058,252)	411,384,643
NET ASSETS:
Beginning of period	1,272,046,279	860,661,636

End of period	$1,230,988,027	$1,272,046,279

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 97.4%	Shares	Value
Agricultural & Farm Machinery — 0.3%
AGCO Corp.	24,100	$1,463,352

Agricultural Products — 0.5%
Bunge Ltd.	37,000	2,579,269

Aluminum — 0.5%
Alumina Ltd. (Australia)	1,169,653	2,420,463

Biotechnology — 0.1%
Calyxt, Inc.*(a)	21,600	403,272

Commodity Chemicals — 0.3%
Orion Engineered Carbons SA (Luxembourg)	48,479	1,495,577

Construction & Engineering — 1.2%
EMCOR Group, Inc.	26,500	2,018,770
Jacobs Engineering Group, Inc.	36,400	2,311,036
Valmont Industries, Inc.	10,600	1,597,950

		5,927,756

Construction Materials — 2.4%
Martin Marietta Materials, Inc.(a)	15,000	3,349,950
Vulcan Materials Co.	66,225	8,546,999

		11,896,949

Copper — 2.3%
Antofagasta PLC (Chile)	109,680	1,424,984
First Quantum Minerals Ltd. (Zambia)	207,400	3,055,823
Lundin Mining Corp. (Chile)	424,256	2,359,040
Southern Copper Corp. (Peru)(a)	100,600	4,715,122

		11,554,969

Diversified Chemicals — 2.9%
BASF SE (Germany)	46,597	4,448,554
DowDuPont, Inc.	115,990	7,646,061
Incitec Pivot Ltd. (Australia)	819,888	2,199,749

		14,294,364

Diversified Financial Services — 0.5%
Sentinel Energy Services, Inc., UTS*	133,300	1,344,997
TPG Pace Energy Holdings Corp. (Class A Stock)*	123,600	1,343,532

		2,688,529

Diversified Metals & Mining — 4.5%
BHP Billiton Ltd. (Australia)	169,968	4,252,943
Boliden AB (Sweden)	164,662	5,314,217
Independence Group NL (Australia)	919,248	3,494,287
Rio Tinto PLC (Australia)	39,642	2,185,006
Sumitomo Metal Mining Co. Ltd. (Japan)	51,000	1,946,505
Teck Resources Ltd. (Canada) (Class B Stock)(a)	190,900	4,858,405

		22,051,363

Electric Utilities — 2.2%
American Electric Power Co., Inc.	63,100	4,369,675
Evergy, Inc.	50,047	2,810,139
Eversource Energy	52,700	3,088,747
NextEra Energy, Inc.	2,500	417,575

		10,686,136

COMMON STOCKS (continued)	Shares	Value
Electrical Components & Equipment — 1.6%
ABB Ltd. (Switzerland)	96,189	$2,098,260
Hubbell, Inc.	12,500	1,321,750
Legrand SA (France)	31,217	2,286,558
nVent Electric PLC*	55,700	1,398,069
SGL Carbon SE (Germany)*(a)	83,188	890,685

		7,995,322

Fertilizers & Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.	115,730	5,138,412
Yara International ASA (Norway)	80,524	3,331,455

		8,469,867

Gas Utilities — 2.2%
Atmos Energy Corp.	97,078	8,750,611
Italgas SpA (Italy)	408,604	2,248,934

		10,999,545

Gold — 3.1%
Centamin PLC (United Kingdom)	797,675	1,250,702
Evolution Mining Ltd. (Australia)	826,600	2,162,091
Franco-Nevada Corp. (Canada)	22,000	1,605,675
Kirkland Lake Gold Ltd. (Canada)(a)	149,751	3,171,238
New Gold, Inc. (Canada)*(a)	390,400	812,032
Northern Star Resources Ltd. (Australia)	357,982	1,938,008
Osisko Gold Royalties Ltd. (Canada)(a)	143,700	1,360,868
Randgold Resources Ltd. (United Kingdom)	41,773	3,215,153

		15,515,767

Heavy Electrical Equipment — 0.3%
Siemens Gamesa Renewable Energy SA (Spain)(a)	91,380	1,221,493

Independent Power Producers & Energy Traders — 0.3%
Vistra Energy Corp.*	65,900	1,559,194

Industrial Gases — 4.2%
Air Liquide SA (France)	19,616	2,458,774
Air Products & Chemicals, Inc.	80,647	12,559,157
Praxair, Inc.	37,700	5,962,255

		20,980,186

Industrial Machinery — 1.6%
Krones AG (Germany)(a)	14,035	1,809,721
Mueller Water Products, Inc. (Class A Stock)	113,300	1,327,876
Pentair PLC (United Kingdom)	53,400	2,247,071
Sandvik AB (Sweden)	137,563	2,429,498

		7,814,166

Integrated Oil & Gas — 15.1%
BP PLC (United Kingdom)	1,327,682	10,101,681
Chevron Corp.	38,720	4,895,370
Exxon Mobil Corp.	155,007	12,823,729
Galp Energia SGPS SA (Portugal)	286,204	5,444,652
Occidental Petroleum Corp.	178,238	14,914,956
Suncor Energy, Inc. (Canada)	103,600	4,214,448
TOTAL SA (France)	373,233	22,664,887

		75,059,723

Metal & Glass Containers — 1.5%
Ball Corp.	159,600	5,673,780

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metal & Glass Containers (continued)
Vidrala SA (Spain)	20,358	$1,937,127

		7,610,907

Multi-Utilities — 2.8%
CMS Energy Corp.	91,000	4,302,480
DTE Energy Co.	8,000	829,040
NiSource, Inc.(a)	232,400	6,107,472
Sempra Energy	21,040	2,442,954

		13,681,946

Oil & Gas Equipment & Services — 5.3%
Aker Solutions ASA (Norway)*	185,356	1,292,291
Baker Hughes a GE Co.	94,300	3,114,729
Core Laboratories NV(a)	12,400	1,565,004
Dril-Quip, Inc.*(a)	49,200	2,528,880
Frank’s International NV(a)	65,800	513,240
Halliburton Co.	52,500	2,365,650
Schlumberger Ltd.	115,669	7,753,293
TechnipFMC PLC (United Kingdom)(a)	84,600	2,685,204
Tenaris SA (Luxembourg)	250,394	4,569,701

		26,387,992

Oil & Gas Exploration & Production — 20.1%
Advantage Oil & Gas Ltd. (Canada)*	575,414	1,798,921
ARC Resources Ltd. (Canada)	320,200	3,307,585
Birchcliff Energy Ltd. (Canada)	659,600	2,418,341
Cairn Energy PLC (United Kingdom)*	904,116	2,968,718
Canadian Natural Resources Ltd. (Canada)	96,300	3,473,541
Centennial Resource Development, Inc. (Class A Stock)*(a)	271,620	4,905,457
Concho Resources, Inc.*(a)	45,470	6,290,775
ConocoPhillips	44,600	3,105,052
Continental Resources, Inc.*	44,600	2,888,296
Crew Energy, Inc. (Canada)*	327,090	500,096
Diamondback Energy, Inc.	63,177	8,312,198
Encana Corp. (Canada)	267,700	3,493,485
Energen Corp.*	41,600	3,029,312
Enerplus Corp. (Canada)	86,553	1,091,582
EOG Resources, Inc.	125,320	15,593,568
Jagged Peak Energy, Inc.*(a)	177,887	2,316,089
Kelt Exploration Ltd. (Canada)*	235,500	1,599,677
Kosmos Energy Ltd. (Ghana)*(a)	592,427	4,899,371
Lundin Petroleum AB (Sweden)	91,368	2,900,028
Matador Resources Co.*(a)	64,300	1,932,215
Noble Energy, Inc.	69,200	2,441,376
NuVista Energy Ltd. (Canada)*	52,890	366,909
Pioneer Natural Resources Co.	20,608	3,899,858
RSP Permian, Inc.*	136,600	6,013,132
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	320,355	3,530,935
Tourmaline Oil Corp. (Canada)	140,100	2,503,289
Tullow Oil PLC (Ghana)*	472,660	1,520,847
WPX Energy, Inc.*	142,500	2,569,275

		99,669,928

Oil & Gas Refining & Marketing — 4.9%
Andeavor	52,309	6,861,895
Phillips 66	57,600	6,469,056

COMMON STOCKS (continued)	Shares	Value
Oil & Gas Refining & Marketing (continued)
Valero Energy Corp.	100,100	$11,094,083

		24,425,034

Oil & Gas Storage & Transportation — 3.6%
Koninklijke Vopak NV (Netherlands)	80,817	3,725,015
Plains GP Holdings LP (Class A Stock)*	128,600	3,074,826
TransCanada Corp. (Canada)	260,600	11,257,920

		18,057,761

Packaged Foods & Meats — 1.0%
Cal-Maine Foods, Inc.*(a)	57,026	2,614,642
Sanderson Farms, Inc.(a)	22,200	2,334,330

		4,948,972

Paper Packaging — 0.9%
International Paper Co.	37,700	1,963,416
Orora Ltd. (Australia)	928,294	2,451,824

		4,415,240

Paper Products — 0.5%
Mondi PLC (United Kingdom)	86,973	2,346,363

Research & Consulting Services — 0.4%
ALS Ltd. (Australia)	347,668	1,938,213

Specialty Chemicals — 8.2%
Akzo Nobel NV (Netherlands)	45,863	3,911,764
Croda International PLC (United Kingdom)	63,253	3,996,139
GCP Applied Technologies, Inc.*	51,700	1,496,715
Johnson Matthey PLC (United Kingdom)	30,294	1,442,493
Koninklijke DSM NV (Netherlands)	35,362	3,537,585
PPG Industries, Inc.	50,600	5,248,738
RPM International, Inc.	118,700	6,922,584
Sherwin-Williams Co. (The)	14,900	6,072,793
Symrise AG (Germany)	33,733	2,950,778
Umicore SA (Belgium)	47,477	2,710,343
Victrex PLC (United Kingdom)	64,658	2,475,405

		40,765,337

Steel — 0.4%
JFE Holdings, Inc. (Japan)	93,400	1,764,112

TOTAL COMMON STOCKS (cost $442,610,982)		483,089,067

PREFERRED STOCKS — 1.9%
Electric Utilities — 0.8%
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	70,414	4,020,639

Household Products — 0.4%
Henkel AG & Co. KGaA (Germany) (PRFC)	17,299	2,207,333

Multi-Utilities — 0.7%
DTE Energy Co., CVT, (PRFC), 6.500%	36,550	1,889,270
Sempra Energy, CVT, (PRFC), 6.000%	15,216	1,570,443

		3,459,713

TOTAL PREFERRED STOCKS (cost $9,270,058)		9,687,685

TOTAL LONG-TERM INVESTMENTS (cost $451,881,040)		492,776,752

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SHORT-TERM INVESTMENTS — 9.8%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	725,113	$725,113
PGIM Institutional Money Market Fund (cost $47,823,391; includes $47,740,834of cash collateral for securities on loan)(b)(w)	47,818,610	47,823,391

TOTAL SHORT-TERM INVESTMENTS (cost $48,548,504)		48,548,504

TOTAL INVESTMENTS — 109.1% (cost $500,429,544)		541,325,256
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(45,151,648)

NET ASSETS — 100.0%		$496,173,608

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,675,551; cash collateral of $47,740,834 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$23,042,584	$—
Belgium	—	2,710,343	—
Canada	51,364,947	—	—
Chile	2,359,040	1,424,984	—
France	—	27,410,219	—
Germany	—	10,099,738	—
Ghana	4,899,371	1,520,847	—
Italy	—	2,248,934	—
Japan	—	3,710,617	—
Luxembourg	1,495,577	4,569,701	—
Netherlands	—	11,174,364	—
Norway	—	4,623,746	—
Peru	4,715,122	—	—
Portugal	—	5,444,652	—
Spain	—	3,158,620	—
Sweden	—	10,643,743	—
Switzerland	—	2,098,260	—
United Kingdom	4,932,275	27,796,654	—
United States	268,588,906	—	—
Zambia	3,055,823	—	—
Preferred Stocks
Germany	—	2,207,333	—
United States	7,480,352	—	—
Affiliated Mutual Funds	48,548,504	—	—

Total	$397,439,917	$143,885,339	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Oil & Gas Exploration & Production	20.1%
Integrated Oil & Gas	15.1
Affiliated Mutual Funds (9.6% represents investments purchased with collateral from securities on loan)	9.8
Specialty Chemicals	8.2
Oil & Gas Equipment & Services	5.3
Oil & Gas Refining & Marketing	4.9
Diversified Metals & Mining	4.5
Industrial Gases	4.2
Oil & Gas Storage & Transportation	3.6
Multi-Utilities	3.5
Gold	3.1
Electric Utilities	3.0
Diversified Chemicals	2.9
Construction Materials	2.4
Copper	2.3
Gas Utilities	2.2
Fertilizers & Agricultural Chemicals	1.7

Electrical Components & Equipment	1.6%
Industrial Machinery	1.6
Metal & Glass Containers	1.5
Construction & Engineering	1.2
Packaged Foods & Meats	1.0
Paper Packaging	0.9
Diversified Financial Services	0.5
Agricultural Products	0.5
Aluminum	0.5
Paper Products	0.5
Household Products	0.4
Research & Consulting Services	0.4
Steel	0.4
Independent Power Producers & Energy Traders	0.3
Commodity Chemicals	0.3
Agricultural & Farm Machinery	0.3
Heavy Electrical Equipment	0.3
Biotechnology	0.1

109.1
Liabilities in excess of other assets	(9.1)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$46,675,551	$(46,675,551)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $46,675,551:
Unaffiliated investments (cost $451,881,040)	$492,776,752
Affiliated investments (cost $48,548,504)	48,548,504
Cash	8,678
Receivable for investments sold	3,457,313
Tax reclaim receivable	774,351
Dividends and interest receivable	676,958
Receivable for portfolio shares sold	1,886
Receivable from affiliate	1,748
Prepaid expenses	2,227

Total Assets	546,248,417

LIABILITIES:
Payable to broker for collateral for securities on loan	47,740,834
Payable to custodian	786,179
Payable to affiliate	564,776
Payable for portfolio shares repurchased	395,753
Payable for investments purchased	247,669
Management fees payable	199,097
Accrued expenses and other liabilities	107,257
Distribution fee payable	16,879
Loan payable	16,000
Affiliated transfer agent fee payable	365

Total Liabilities	50,074,809

NET ASSETS	$496,173,608

Net assets were comprised of:
Partners equity	$496,173,608

Net asset value and redemption price per share, $496,173,608 / 21,204,520 outstanding shares of beneficial interest	$23.40

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $412,711, of which $9,787 is reimbursable by an affiliate)	$6,664,252
Income from securities lending, net (including affiliated income of $120,930)	241,979
Affiliated dividend income	22,029

6,928,260

EXPENSES
Management fees	1,849,917
Distribution fee	635,174
Custodian and accounting fees	71,139
Audit fee	12,992
Trustees’ fees	7,338
Legal fees and expenses	5,386
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Shareholders’ reports	2,334
Miscellaneous	14,879

Total expenses	2,602,626
Less: Fee waivers and/or expense reimbursement	(30,488)

Net expenses	2,572,138

NET INVESTMENT INCOME (LOSS)	4,356,122

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,556)	16,143,789
Foreign currency transactions	(24,093)

16,119,696

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,866)	(15,532,439)
Foreign currencies	(12,132)

(15,544,571)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	575,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,931,247

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,356,122	$10,707,076
Net realized gain (loss) on investment and foreign currency transactions	16,119,696	31,097,962
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,544,571)	4,263,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,931,247	46,069,035

FUND SHARE TRANSACTIONS:
Fund share sold [616,044 and 8,221,386 shares, respectively]	13,980,582	173,833,830
Fund share repurchased [2,906,586 and 9,934,755 shares, respectively]	(65,881,796)	(205,285,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(51,901,214)	(31,451,260)

CAPITAL CONTRIBUTIONS	40,876	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,929,091)	14,617,775
NET ASSETS:
Beginning of period	543,102,699	528,484,924

End of period	$496,173,608	$543,102,699

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 51.8%
SOVEREIGN BONDS — 48.2%
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days 2.000%
34.188%(c)	04/03/22	ARS	5,730	$179,096
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	176,989	5,431,711
16.000%	10/17/23	ARS	97,317	2,983,110
21.200%	09/19/18	ARS	7,538	249,746
Unsec’d. Notes
18.200%	10/03/21	ARS	89,992	2,660,070
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
3.750%	02/08/19	ARS	5,255	172,836
Brazil Notas do Tesouro Nacional (Brazil),
Series B, Notes
6.000%	05/15/19	BRL	810	666,794
6.000%	08/15/22	BRL	3,961	3,250,443
6.000%	05/15/23	BRL	6,633	5,416,842
6.000%	08/15/24	BRL	170	139,181
Series F, Notes
10.000%	01/01/19	BRL	5,970	1,563,030
10.000%	01/01/21	BRL	3,930	1,028,430
10.000%	01/01/23	BRL	47,763	12,031,250
10.000%	01/01/25	BRL	37,849	9,190,655
10.000%	01/01/27	BRL	6,693	1,578,444
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	11,993
7.750%	04/14/21	COP	245,000	87,834
9.850%	06/28/27	COP	59,000	25,333
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	4,648,800	1,521,169
7.000%	09/11/19	COP	412,000	143,907
7.000%	05/04/22	COP	1,048,000	372,508
7.000%	06/30/32	COP	674,000	228,214
7.500%	08/26/26	COP	8,710,500	3,147,898
7.750%	09/18/30	COP	15,816,700	5,786,185
10.000%	07/24/24	COP	4,494,000	1,824,728
11.000%	07/24/20	COP	903,000	341,781
11.250%	10/24/18	COP	529,000	184,465
Notes
5.000%	11/21/18	COP	278,000	95,137
Ghana Treasury Notes (Ghana),
Notes
17.180%	01/06/20	GHC	50	10,269
21.000%	01/07/19	GHC	120	25,290
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,004,402
7.000%	05/15/22	IDR	121,498,000	8,304,766
8.375%	03/15/24	IDR	66,672,000	4,752,648
8.375%	09/15/26	IDR	91,314,000	6,483,740
8.375%	03/15/34	IDR	47,530,000	3,308,526
8.750%	05/15/31	IDR	34,700,000	2,524,400
9.000%	03/15/29	IDR	17,887,000	1,327,483
10.250%	07/15/22	IDR	14,584,000	1,100,161

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
10.500%	08/15/30	IDR	2,810,000	$228,938
12.800%	06/15/21	IDR	8,277,000	654,709
12.900%	06/15/22	IDR	909,000	74,217
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.250%	12/10/19	KRW	950,000	843,828
1.750%	12/10/18	KRW	4,570,000	4,102,052
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	112,510	5,484,369
8.000%	06/11/20	MXN	98,130	4,966,620
8.500%	12/13/18	MXN	36,180	1,825,191
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	328,930	15,923,589
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,331,308
Philippine Government Bond (Philippines),
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	13,344,341
Republic of Ghana Government Bonds (Ghana),
Bonds
16.250%	05/17/21	GHC	820	163,418
16.500%	03/22/21	GHC	220	44,100
16.500%	02/06/23	GHC	2,220	440,314
17.600%	11/28/22	GHC	100	20,544
18.250%	09/21/20	GHC	100	20,799
18.250%	07/25/22	GHC	23,550	4,916,892
18.500%	06/01/20	GHC	60	13,004
19.750%	03/15/32	GHC	265	61,728
21.500%	03/09/20	GHC	80	17,455
24.750%	03/01/21	GHC	100	23,571
24.750%	07/19/21	GHC	130	31,118
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.875%	06/13/19	THB	465,870	14,363,898
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(s)	05/31/40		7,529	4,758,328

TOTAL SOVEREIGN BONDS (cost $184,810,001)				165,808,806

FOREIGN BONDS — 3.6%
Argentina — 0.6%
Banco Central de la Republica Argentina,
Bills
25.119%(s)	09/19/18	ARS	18,516	583,716
25.270%(s)	08/15/18	ARS	5,201	170,131
26.499%(s)	07/18/18	ARS	19,938	673,964
35.164%(s)	10/17/18	ARS	17,314	530,779
39.800%(s)	11/21/18	ARS	2,609	77,356

				2,035,946

South Korea — 2.9%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.610%	10/08/18	KRW	3,120,000	2,799,226
1.720%	12/02/18	KRW	450,000	403,811

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (continued)
South Korea (continued)
2.060%	12/02/19	KRW	7,540,000	$6,772,875

				9,975,912

Thailand — 0.1%
Bank of Thailand Bond,
Sr. Unsec’d. Notes
1.490%	08/28/19	THB	3,590	108,184
1.590%	02/20/19	THB	4,000	120,756

				228,940

TOTAL FOREIGN BONDS (cost $13,427,703)				12,240,798

TOTAL LONG-TERM INVESTMENTS (cost $198,237,704)				178,049,604

SHORT-TERM INVESTMENTS — 38.5%
FOREIGN TREASURY BILLS(n) — 11.5%
Argentina Treasury Bills (Argentina)
0.905%	09/14/18	ARS	2,458	87,481
3.121%	10/12/18	ARS	983	34,589
Brazil Letras do Tesouro Nacional (Brazil)
10.833%	07/01/21	BRL	7,340	1,434,055
11.849%	07/01/20	BRL	2,170	473,099
Mexico Cetes (Mexico)
0.000%	07/05/18	MXN	153,808	773,452
0.000%	08/09/18	MXN	190,858	952,539
0.000%	08/16/18	MXN	598,967	2,984,754
0.000%	08/30/18	MXN	57,257	284,448
0.000%	09/13/18	MXN	908,613	4,499,957
0.000%	09/27/18	MXN	870,817	4,299,528
0.000%	10/11/18	MXN	224,852	1,106,788
0.000%	10/25/18	MXN	436,311	2,138,248
0.814%	12/06/18	MXN	701,211	3,409,693
1.000%	11/08/18	MXN	140,032	685,083
1.000%	01/31/19	MXN	479,279	2,302,537
1.000%	03/28/19	MXN	1,331,106	6,318,854
1.000%	05/23/19	MXN	1,638,743	7,687,473

TOTAL FOREIGN TREASURY BILLS (cost $40,387,306)				39,472,578

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATION(n) — 19.6%
Federal Home Loan Bank
1.630%	07/02/18	67,380	$67,379,999

(cost $67,380,000)
U.S. TREASURY OBLIGATIONS(n) —7.4%
U.S. Treasury Bills
1.818%	07/19/18	14,000	13,988,513
1.865%	09/20/18	2,138	2,129,092
1.891%	09/13/18	1,974	1,966,475
1.947%	01/31/19	2,196	2,169,299
2.047%	02/28/19	3,237	3,190,843
U.S. Treasury Notes
1.500%	08/31/18	1,069	1,068,273
2.750%	02/15/19	1,036	1,039,197

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,555,942)			25,551,692

TOTAL SHORT-TERM INVESTMENTS (cost $133,323,248)			132,404,269

TOTAL INVESTMENTS — 90.3% (cost $331,560,952)			310,453,873
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 9.7%			33,275,937

NET ASSETS — 100.0%			$343,729,810

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 07/13/18	JPMorgan Chase	INR	267,520	$4,072,464	$3,897,945	$—	$(174,519)
Expiring 07/16/18	JPMorgan Chase	INR	267,496	4,053,271	3,896,175	—	(157,096)
Expiring 07/20/18	JPMorgan Chase	INR	92,073	1,385,702	1,340,430	—	(45,272)
Expiring 08/06/18	JPMorgan Chase	INR	402,975	6,212,515	5,854,518	—	(357,997)
Expiring 08/23/18	JPMorgan Chase	INR	577,721	8,377,628	8,375,781	—	(1,847)
Expiring 08/31/18	Deutsche Bank AG	INR	350,634	5,061,553	5,078,580	17,027	—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Indian Rupee (continued),
Expiring 10/09/18	JPMorgan Chase	INR	340,557	$5,136,800	$4,909,968	$—	$(226,832)

				$34,299,933	$33,353,397	17,027	(963,563)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/18	JPMorgan Chase	AUD	1,428	$1,091,761	$1,056,578	$35,183	$—
Expiring 07/16/18	JPMorgan Chase	AUD	3,123	2,377,543	2,311,507	66,036	—
Expiring 07/18/18	JPMorgan Chase	AUD	120	90,776	88,813	1,963	—
Expiring 08/09/18	Citigroup Global Markets	AUD	114	85,648	84,489	1,159	—
Expiring 08/13/18	JPMorgan Chase	AUD	1,427	1,091,245	1,055,975	35,270	—
Expiring 08/15/18	JPMorgan Chase	AUD	3,123	2,363,301	2,311,729	51,572	—
Expiring 08/20/18	JPMorgan Chase	AUD	115	87,006	85,121	1,885	—
Expiring 08/22/18	Citigroup Global Markets	AUD	2,440	1,829,268	1,806,044	23,224	—
Expiring 09/12/18	JPMorgan Chase	AUD	1,427	1,091,474	1,056,060	35,414	—
Expiring 09/13/18	Citigroup Global Markets	AUD	3,429	2,611,269	2,538,228	73,041	—
Expiring 09/14/18	JPMorgan Chase	AUD	3,123	2,378,399	2,311,911	66,488	—
Expiring 09/18/18	JPMorgan Chase	AUD	145	109,717	107,334	2,383	—
Expiring 09/20/18	JPMorgan Chase	AUD	21,859	16,261,173	16,180,836	80,337	—
Expiring 10/09/18	Citigroup Global Markets	AUD	114	87,893	84,508	3,385	—
Expiring 10/15/18	JPMorgan Chase	AUD	3,123	2,364,238	2,312,352	51,886	—
Euro,
Expiring 07/05/18	Deutsche Bank AG	EUR	1,860	2,176,944	2,173,085	3,859	—
Expiring 07/06/18	JPMorgan Chase	EUR	3,035	3,761,504	3,546,133	215,371	—
Expiring 07/09/18	Bank of America	EUR	26,380	32,628,631	30,829,642	1,798,989	—
Expiring 07/10/18	Hong Kong & Shanghai Bank	EUR	2,191	2,697,193	2,560,254	136,939	—
Expiring 07/10/18	JPMorgan Chase	EUR	3,418	4,223,690	3,994,958	228,732	—
Expiring 07/12/18	Deutsche Bank AG	EUR	2,053	2,553,115	2,399,243	153,872	—
Expiring 07/16/18	JPMorgan Chase	EUR	3,418	4,043,830	3,996,752	47,078	—
Expiring 07/31/18	Citigroup Global Markets	EUR	5,330	6,497,812	6,238,854	258,958	—
Expiring 08/02/18	Hong Kong & Shanghai Bank	EUR	5,863	7,150,519	6,864,441	286,078	—
Expiring 08/06/18	Citigroup Global Markets	EUR	744	896,395	871,466	24,929	—
Expiring 08/09/18	Deutsche Bank AG	EUR	13,408	16,080,618	15,706,758	373,860	—
Expiring 08/09/18	JPMorgan Chase	EUR	2,787	3,343,508	3,264,822	78,686	—
Expiring 08/10/18	JPMorgan Chase	EUR	3,734	4,459,981	4,374,142	85,839	—
Expiring 08/15/18	Deutsche Bank AG	EUR	3,666	4,407,633	4,296,123	111,510	—
Expiring 08/21/18	UBS AG	EUR	3,925	4,667,251	4,601,915	65,336	—
Expiring 08/29/18	Deutsche Bank AG	EUR	2,424	2,863,175	2,844,587	18,588	—
Expiring 08/29/18	Goldman Sachs & Co.	EUR	544	641,879	637,690	4,189	—
Expiring 09/07/18	Deutsche Bank AG	EUR	1,860	2,186,988	2,183,849	3,139	—
Expiring 09/07/18	Goldman Sachs & Co.	EUR	4,160	4,894,656	4,884,309	10,347	—
Expiring 09/11/18	JPMorgan Chase	EUR	3,418	4,070,166	4,014,477	55,689	—
Expiring 09/12/18	Deutsche Bank AG	EUR	2,053	2,431,207	2,410,791	20,416	—
Expiring 09/18/18	Bank of America	EUR	7,355	8,699,693	8,642,500	57,193	—
Expiring 09/20/18	UBS AG	EUR	3,925	4,585,971	4,612,596	—	(26,625)
Expiring 09/28/18	Deutsche Bank AG	EUR	2,424	2,833,211	2,850,047	—	(16,836)
Expiring 09/28/18	Goldman Sachs & Co.	EUR	544	634,824	639,165	—	(4,341)
Japanese Yen,
Expiring 07/11/18	Barclays Capital Group	JPY	215,933	2,029,477	1,951,956	77,521	—
Expiring 07/13/18	Deutsche Bank AG	JPY	303,400	2,856,067	2,742,997	113,070	—

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 07/17/18	Barclays Capital Group	JPY	655,550	$5,945,600	$5,928,361	$17,239	$—
Expiring 07/30/18	JPMorgan Chase	JPY	71,800	667,420	649,894	17,526	—
Expiring 08/08/18	JPMorgan Chase	JPY	319,300	2,949,694	2,892,018	57,676	—
Expiring 08/08/18	Standard Chartered PLC	JPY	319,400	2,957,325	2,892,924	64,401	—
Expiring 08/09/18	Barclays Capital Group	JPY	319,440	2,952,856	2,893,497	59,359	—
Expiring 08/09/18	JPMorgan Chase	JPY	505,988	4,660,179	4,583,258	76,921	—
Expiring 08/16/18	JPMorgan Chase	JPY	562,155	5,164,872	5,094,615	70,257	—
Expiring 08/16/18	JPMorgan Chase	JPY	560,067	5,279,965	5,075,692	204,273	—
Expiring 08/20/18	Bank of America	JPY	163,717	1,495,134	1,484,144	10,990	—
Expiring 08/21/18	Citigroup Global Markets	JPY	163,729	1,487,543	1,484,357	3,186	—
Expiring 08/22/18	Bank of America	JPY	327,845	2,975,000	2,972,445	2,555	—
Expiring 09/05/18	JPMorgan Chase	JPY	1,091,053	10,025,251	9,902,302	122,949	—
Expiring 09/10/18	Citigroup Global Markets	JPY	172,800	1,580,247	1,568,894	11,353	—
Expiring 09/11/18	Citigroup Global Markets	JPY	339,920	3,110,399	3,086,444	23,955	—
Expiring 09/11/18	Hong Kong & Shanghai Bank	JPY	129,400	1,186,476	1,174,941	11,535	—
Expiring 09/11/18	Hong Kong & Shanghai Bank	JPY	129,400	1,167,333	1,174,941	—	(7,608)
Expiring 09/12/18	Deutsche Bank AG	JPY	81,300	748,068	738,251	9,817	—
Expiring 09/12/18	Hong Kong & Shanghai Bank	JPY	245,410	2,256,737	2,228,465	28,272	—
Expiring 09/12/18	JPMorgan Chase	JPY	227,370	2,090,384	2,064,652	25,732	—
Expiring 09/18/18	Bank of America	JPY	163,717	1,489,516	1,487,303	2,213	—
Expiring 09/18/18	JPMorgan Chase	JPY	95,900	874,139	871,212	2,927	—
Expiring 09/19/18	Barclays Capital Group	JPY	140,390	1,277,167	1,275,479	1,688	—
Expiring 09/20/18	Citigroup Global Markets	JPY	219,010	1,995,535	1,989,907	5,628	—
Expiring 09/21/18	Bank of America	JPY	326,957	2,988,909	2,970,922	17,987	—
Expiring 09/21/18	Hong Kong & Shanghai Bank	JPY	328,108	3,001,795	2,981,384	20,411	—
Expiring 10/09/18	JPMorgan Chase	JPY	610,900	5,821,283	5,559,048	262,235	—
Expiring 10/11/18	Hong Kong & Shanghai Bank	JPY	607,600	5,750,112	5,529,948	220,164	—
Expiring 12/18/18	Citigroup Global Markets	JPY	163,729	1,499,998	1,498,709	1,289	—
Expiring 12/18/18	Hong Kong & Shanghai Bank	JPY	322,540	2,959,965	2,952,409	7,556	—
Expiring 01/11/19	Barclays Capital Group	JPY	230,430	2,094,971	2,113,469	—	(18,498)
Expiring 01/11/19	Goldman Sachs & Co.	JPY	99,910	908,025	916,359	—	(8,334)
Expiring 01/11/19	JPMorgan Chase	JPY	610,900	5,550,533	5,603,081	—	(52,548)
Expiring 01/16/19	JPMorgan Chase	JPY	226,190	2,078,952	2,075,431	3,521	—
Expiring 01/25/19	Citigroup Global Markets	JPY	133,855	1,242,758	1,229,110	13,648	—
Expiring 01/25/19	JPMorgan Chase	JPY	206,000	1,910,964	1,891,574	19,390	—
Expiring 02/12/19	JPMorgan Chase	JPY	320,140	3,000,487	2,944,008	56,479	—
South Korean Won,
Expiring 11/21/18	Citigroup Global Markets	KRW	1,296,000	1,214,734	1,169,601	45,133	—
Expiring 11/30/18	Deutsche Bank AG	KRW	11,797,000	11,014,528	10,650,818	363,710	—
Expiring 12/07/18	Goldman Sachs & Co.	KRW	2,198,000	2,045,888	1,985,079	60,809	—
Expiring 12/20/18	Citigroup Global Markets	KRW	1,245,000	1,158,193	1,125,064	33,129	—

				$290,815,584	$284,235,047	6,715,327	(134,790)

						$6,732,354	$(1,098,353)

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,768	01/27/25	1.973%	(S)	3Month LIBOR(1)(Q)	$—	$244,197	$244,197
2,980	01/29/25	1.937%	(S)	3Month LIBOR(1)(Q)	—	159,403	159,403
2,520	01/30/25	1.942%	(S)	3Month LIBOR(1)(Q)	—	134,208	134,208
3,980	02/03/25	1.817%	(S)	3Month LIBOR(1)(Q)	—	244,756	244,756
1,350	03/27/25	1.978%	(S)	3Month LIBOR(1)(Q)	—	69,420	69,420
1,350	03/27/25	1.985%	(S)	3Month LIBOR(1)(Q)	—	68,787	68,787
14,690	07/02/25	2.449%	(S)	3Month LIBOR(1)(Q)	—	323,056	323,056
8,150	03/31/44	3.489%	(S)	3Month LIBOR(1)(Q)	—	(783,198)	(783,198)
11,800	11/19/46	2.378%	(S)	3Month LIBOR(1)(Q)	—	1,326,534	1,326,534
3,500	03/13/47	2.794%	(S)	3Month LIBOR(1)(Q)	—	74,844	74,844
1,800	04/16/47	2.537%	(S)	3Month LIBOR(1)(Q)	—	144,955	144,955
9,100	07/29/47	2.587%	(S)	3Month LIBOR(1)(Q)	—	583,011	583,011
4,344	02/20/48	2.980%	(S)	3Month LIBOR(1)(Q)	—	(87,102)	(87,102)
4,344	02/22/48	3.002%	(S)	3Month LIBOR(1)(Q)	—	(105,154)	(105,154)
4,344	02/23/48	3.019%	(S)	3Month LIBOR(1)(Q)	—	(120,674)	(120,674)

					$—	$2,277,043	$2,277,043

Cash of $1,723,263 and $4,770,346 has been segregated with Citigroup Global Markets and JPMorgan Chase, respectively, to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds	$—	$165,808,806	$—
Foreign Bonds	—	12,240,798	—
Foreign Treasury Bills	—	39,472,578	—
U.S. Government Agency Obligation	—	67,379,999	—
U.S. Treasury Obligations	—	25,551,692	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	5,634,001	—
Centrally Cleared Interest Rate Swap Agreements	—	2,277,043	—

Total	$—	$318,364,917	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Sovereign Bonds	48.2%
U.S. Government Agency Obligation	19.6

Foreign Treasury Bills	11.5%
U.S. Treasury Obligations	7.4
Foreign Bonds	3.6

90.3
Other assets in excess of liabilities	9.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$6,732,354		Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,098,353
Interest rate contracts	Due from/to broker — variation margin swaps	3,373,171	*	Due from/to broker — variation margin swaps	1,096,128	*

Total		$10,105,525			$2,194,481

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(3,925,624)	$—
Interest rate contracts	—	143,331

Total	$(3,925,624)	$143,331

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$9,418,629	$—
Interest rate contracts	—	3,603,183

Total	$9,418,629	$3,603,183

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts - Purchased(1)	Forward Foreign Currency Exchange Contracts - Sold(1)	Interest Rate Swap Agreements(2)
$39,857,848	$299,024,621	$77,060,000

(1)	Value at Settlement Date.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$1,889,927	$—	$1,889,927	$(1,889,927)	$—
Barclays Capital Group	155,807	(18,498)	137,309	—	137,309
Citigroup Global Markets	522,017	—	522,017	(522,017)	—
Deutsche Bank AG	1,188,868	(16,836)	1,172,032	(1,172,032)	—
Goldman Sachs & Co.	75,345	(12,675)	62,670	(62,670)	—
Hong Kong & Shanghai Bank	710,955	(7,608)	703,347	(607,333)	96,014
JPMorgan Chase.	2,059,698	(1,016,111)	1,043,587	(1,043,587)	—
Standard Chartered PLC	64,401	—	64,401	—	64,401
UBS AG	65,336	(26,625)	38,711	(38,711)	—

	$6,732,354	$(1,098,353)	$5,634,001	$(5,336,277)	$297,724

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $331,560,952)	$310,453,873
Cash	13,673,226
Foreign currency, at value (cost $869,767)	873,282
Deposit with broker for centrally cleared swaps	6,493,609
Unrealized appreciation on OTC forward foreign currency contracts	6,732,354
Interest receivable	3,809,192
Receivable for portfolio shares sold	2,384,161
Tax reclaim receivable	425,978
Receivable for investments sold	94,722
Due from broker-variation margin swaps	60,905
Prepaid expenses	2,954

Total Assets	345,004,256

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency contracts	1,098,353
Management fees payable	115,680
Accrued expenses and other liabilities	48,200
Distribution fee payable	11,755
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	93

Total Liabilities	1,274,446

NET ASSETS	$343,729,810

Net assets were comprised of:
Partners Equity	$343,729,810

Net asset value and redemption price per share, $343,729,810 / 31,764,184 outstanding shares of beneficial interest	$10.82

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $373,952 foreign withholding tax)	$8,877,956
Affiliated income from securities lending, net	3,496

8,881,452

EXPENSES
Management fees	1,117,650
Distribution fee	442,881
Custodian and accounting fees	46,561
Audit fee	19,984
Trustees’ fees	6,657
Legal fees and expenses	5,180
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,729
Miscellaneous	8,737

Total expenses	1,653,845

NET INVESTMENT INCOME (LOSS)	7,227,607

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	236,292
Swap agreements transactions	143,331
Forward currency contracts transactions	(3,925,624)
Foreign currency transactions	178,856

(3,367,145)

Net change in unrealized appreciation (depreciation) on:
Investments	(22,225,677)
Swap agreements	3,603,183
Forward currency contracts	9,418,629
Foreign currencies	(282,913)

(9,486,778)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(12,853,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,626,316)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,227,607	$13,425,945
Net realized gain (loss) on investment and foreign currency transactions	(3,367,145)	(4,082,650)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,486,778)	(2,267,983)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,626,316)	7,075,312

FUND SHARE TRANSACTIONS:
Fund share sold [1,139,784 and 3,745,088 shares, respectively]	12,621,863	41,504,087
Fund share repurchased [2,157,373 and 2,554,045 shares, respectively]	(24,017,669)	(28,288,284)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,395,806)	13,215,803

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,022,122)	20,291,115
NET ASSETS:
Beginning of period	360,751,932	340,460,817

End of period	$343,729,810	$360,751,932

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.2%
TransDigm Group, Inc.(a)	46,406	$16,016,567

Airlines — 1.6%
Alaska Air Group, Inc.	98,800	5,966,532

Auto Components — 3.5%
Dana, Inc.	410,243	8,282,806
Delphi Technologies PLC	114,392	5,200,260

		13,483,066

Banks — 5.2%
CIT Group, Inc.	76,077	3,835,042
Fifth Third Bancorp	199,482	5,725,133
Pinnacle Financial Partners, Inc.	62,000	3,803,700
Signature Bank*	51,517	6,587,994

		19,951,869

Chemicals — 4.8%
Ashland Global Holdings, Inc.	134,876	10,544,606
Eastman Chemical Co.	76,389	7,635,844

		18,180,450

Commercial Services & Supplies — 2.8%
Republic Services, Inc.(a)	154,603	10,568,661

Consumer Finance — 4.0%
Ally Financial, Inc.	581,224	15,268,754

Containers & Packaging — 3.9%
Owens-Illinois, Inc.*	449,843	7,561,861
Packaging Corp. of America	64,306	7,188,768

		14,750,629

Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.*	122,200	5,877,820

Electric Utilities — 7.9%
Evergy, Inc.	197,423	11,085,301
FirstEnergy Corp.	234,675	8,427,179
PG&E Corp.	246,926	10,509,171

		30,021,651

Electronic Equipment, Instruments & Components — 1.9%
Keysight Technologies, Inc.*	121,344	7,162,936

Energy Equipment & Services — 2.2%
Weatherford International PLC*(a)	2,505,369	8,242,664

Equity Real Estate Investment Trusts (REITs) — 9.3%
AvalonBay Communities, Inc.	47,104	8,096,707
EPR Properties(a)	164,728	10,672,727
Lamar Advertising Co. (Class A Stock)(a)	151,799	10,369,390
MGM Growth Properties LLC (Class A Stock)(a)	208,289	6,344,483

		35,483,307

Gas Utilities — 2.0%
UGI Corp	145,226	7,561,918

Health Care Equipment & Supplies — 3.6%
Zimmer Biomet Holdings, Inc.	122,700	13,673,688

Health Care Providers & Services — 5.8%
MEDNAX, Inc.*	115,460	4,997,109
Universal Health Services, Inc. (Class B Stock)	152,044	16,943,783

		21,940,892

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
Wyndham Destinations, Inc.	171,753	$7,603,505

Household Durables — 1.7%
D.R. Horton, Inc.	159,260	6,529,660

Household Products — 2.6%
Spectrum Brands Holdings, Inc.(a)	119,872	9,783,953

Insurance — 4.7%
Assurant, Inc.	59,487	6,156,310
FNF Group	313,900	11,808,918

		17,965,228

IT Services — 1.9%
Alliance Data Systems Corp.	31,862	7,430,218

Machinery — 2.4%
Dover Corp.	127,109	9,304,379

Media — 1.5%
Altice USA, Inc. (Class A Stock)	346,634	5,913,576

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
MFA Financial, Inc.	647,800	4,910,324

Oil, Gas & Consumable Fuels — 7.4%
EQT Corp.	284,725	15,711,126
Murphy Oil Corp.(a)	371,894	12,558,860

		28,269,986

Semiconductors & Semiconductor Equipment — 3.2%
Marvell Technology Group Ltd.	560,700	12,021,408

Specialty Retail — 2.2%
Aaron’s, Inc.	191,481	8,319,849

Trading Companies & Distributors — 2.8%
AerCap Holdings NV (Ireland)*	200,231	10,842,509

TOTAL LONG-TERM INVESTMENTS (cost $327,250,668)		373,045,999

SHORT-TERM INVESTMENTS — 18.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	5,576,655	5,576,655
PGIM Institutional Money Market Fund (cost $64,701,122; includes $64,578,995of cash collateral for securities on loan)(b)(w)	64,697,850	64,704,320

TOTAL SHORT-TERM INVESTMENTS (cost $70,277,777)		70,280,975

TOTAL INVESTMENTS — 116.4% (cost $397,528,445)		443,326,974
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.4)%		(62,316,854)

NET ASSETS — 100.0%		$381,010,120

See	the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,758,409; cash collateral of $64,578,995 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,016,567	$—	$—
Airlines	5,966,532	—	—
Auto Components	13,483,066	—	—
Banks	19,951,869	—	—
Chemicals	18,180,450	—	—
Commercial Services & Supplies	10,568,661	—	—
Consumer Finance	15,268,754	—	—
Containers & Packaging	14,750,629	—	—
Diversified Consumer Services	5,877,820	—	—
Electric Utilities	30,021,651	—	—
Electronic Equipment, Instruments & Components	7,162,936	—	—
Energy Equipment & Services	8,242,664	—	—
Equity Real Estate Investment Trusts (REITs)	35,483,307	—	—
Gas Utilities	7,561,918	—	—
Health Care Equipment & Supplies	13,673,688	—	—
Health Care Providers & Services	21,940,892	—	—
Hotels, Restaurants & Leisure	7,603,505	—	—
Household Durables	6,529,660	—	—
Household Products	9,783,953	—	—
Insurance	17,965,228	—	—
IT Services	7,430,218	—	—
Machinery	9,304,379	—	—
Media	5,913,576	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,910,324	—	—
Oil, Gas & Consumable Fuels	28,269,986	—	—
Semiconductors & Semiconductor Equipment	12,021,408	—	—
Specialty Retail	8,319,849	—	—
Trading Companies & Distributors	10,842,509	—	—
Affiliated Mutual Funds	70,280,975	—	—

Total	$443,326,974	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (17.0% represents investments purchased with collateral from securities on loan)	18.5%
Equity Real Estate Investment Trusts (REITs)	9.3
Electric Utilities	7.9
Oil, Gas & Consumable Fuels	7.4
Health Care Providers & Services	5.8

Banks	5.2%
Chemicals	4.8
Insurance	4.7
Aerospace & Defense	4.2
Consumer Finance	4.0
Containers & Packaging	3.9
Health Care Equipment & Supplies	3.6
Auto Components	3.5
Semiconductors & Semiconductor Equipment	3.2
Trading Companies & Distributors	2.8
Commercial Services & Supplies	2.8

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Household Products	2.6%
Machinery	2.4
Specialty Retail	2.2
Energy Equipment & Services	2.2
Hotels, Restaurants & Leisure	2.0
Gas Utilities	2.0
IT Services	1.9
Electronic Equipment, Instruments & Components	1.9
Household Durables	1.7

Airlines	1.6%
Media	1.5
Diversified Consumer Services	1.5
Mortgage Real Estate Investment Trusts (REITs)	1.3

116.4
Liabilities in excess of other assets	(16.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$62,758,409	$(62,758,409)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $62,758,409:
Unaffiliated investments (cost $327,250,668)	$373,045,999
Affiliated investments (cost $70,277,777)	70,280,975
Receivable for investments sold	3,685,959
Dividends and interest receivable	742,763
Receivable for portfolio shares sold	755
Prepaid expenses	420

Total Assets	447,756,871

LIABILITIES:
Payable to broker for collateral for securities on loan	64,578,995
Payable for investments purchased	1,710,933
Payable for portfolio shares repurchased	168,914
Management fees payable	142,336
Accrued expenses and other liabilities	132,121
Distribution fee payable	13,087
Affiliated transfer agent fee payable	365

Total Liabilities	66,746,751

NET ASSETS	$381,010,120

Net assets were comprised of:
Partners Equity	$381,010,120

Net asset value and redemption price per share, $381,010,120 / 14,921,824 outstanding shares of beneficial interest	$25.53

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$3,389,197
Affiliated dividend income	93,948
Income from securities lending, net (including affiliated income of $88,156)	88,176

3,571,321

EXPENSES
Management fees	1,555,576
Distribution fee	498,608
Custodian and accounting fees	29,510
Audit fee	12,992
Trustees’ fees	6,747
Legal fees and expenses	5,077
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,964
Miscellaneous	8,080

Total expenses	2,122,020
Less: Fee waivers and/or expense reimbursement	(19,944)

Net expenses	2,102,076
NET INVESTMENT INCOME (LOSS)	1,469,245

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $602)	26,306,803
Net change in unrealized appreciation (depreciation) on:
investments (including affiliated of $8,321)	(32,059,030)

NET GAIN (LOSS) ON INVESTMENTS	(5,752,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,282,982)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,469,245	$2,958,785
Net realized gain (loss) on investment transactions	26,306,803	13,654,392
Net change in unrealized appreciation (depreciation) on investments	(32,059,030)	51,498,751

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,282,982)	68,111,928

FUND SHARE TRANSACTIONS:
Fund share sold [167,098 and 1,297,454 shares, respectively]	4,238,963	30,681,988
Fund share repurchased [1,779,054 and 1,919,127 shares, respectively]	(45,146,456)	(45,760,884)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(40,907,493)	(15,078,896)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,190,475)	53,033,032
NET ASSETS:
Beginning of period	426,200,595	373,167,563

End of period	$381,010,120	$426,200,595

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 84.6%
COMMON STOCKS — 84.4%	Shares	Value
Aerospace & Defense — 1.6%
Astronics Corp.*	35,393	$1,273,086
Cobham PLC (United Kingdom)*	1,216,978	2,057,816
Cubic Corp.	53,875	3,458,775
General Dynamics Corp.	35,219	6,565,174
Leonardo SpA (Italy)	238,350	2,345,935
Lockheed Martin Corp.	27,137	8,017,084
Moog, Inc. (Class A Stock)	36,400	2,837,744
QinetiQ Group PLC (United Kingdom)	506,297	1,796,915
Safran SA (France)	28,801	3,487,946
Ultra Electronics Holdings PLC (United Kingdom)	105,207	2,288,899

		34,129,374

Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	35,749	1,161,499
Expeditors International of Washington, Inc.	65,751	4,806,398
Forward Air Corp.	41,570	2,455,956
United Parcel Service, Inc. (Class B Stock)	89,399	9,496,856

		17,920,709

Airlines — 0.2%
Hawaiian Holdings, Inc.	79,634	2,862,842
JetBlue Airways Corp.*	50,692	962,134

		3,824,976

Auto Components — 0.3%
Cooper Tire & Rubber Co.(a)	23,600	620,680
Gentherm, Inc.*	59,600	2,342,280
Sumitomo Electric Industries Ltd. (Japan)	104,000	1,546,753
Toyo Tire & Rubber Co. Ltd. (Japan)(a)	135,260	1,971,930

		6,481,643

Automobiles — 0.1%
Ferrari NV (Italy)	8,900	1,203,007

Banks — 6.8%
1st Source Corp.	39,570	2,114,225
Banc of California, Inc.(a)	157,730	3,083,622
Bank of America Corp.	109,016	3,073,161
Bank of Ireland Group PLC (Ireland)	260,305	2,020,027
Bank of the Ozarks	88,230	3,973,879
BNP Paribas SA (France)	56,880	3,518,427
China Construction Bank Corp. (China) (Class H Stock)	4,708,000	4,308,015
FCB Financial Holdings, Inc. (Class A Stock)*	27,120	1,594,656
First Citizens BancShares, Inc. (Class A Stock)	6,901	2,783,173
First Midwest Bancorp, Inc.	130,560	3,325,363
First Republic Bank	53,744	5,201,882
Great Western Bancorp, Inc.	79,780	3,349,962
Hancock Whitney Corp.	82,290	3,838,829
HDFC Bank Ltd. (India)	56,782	1,749,151
Huntington Bancshares, Inc.	217,552	3,211,068
ICICI Bank Ltd. (India)	354,258	1,424,874
IndusInd Bank Ltd. (India)	50,724	1,431,819
ING Groep NV (Netherlands)	145,595	2,089,949
International Bancshares Corp.	84,731	3,626,487
Intesa Sanpaolo SpA (Italy)	400,735	1,159,436

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
JPMorgan Chase & Co.	125,148	$13,040,422
M&T Bank Corp.	121,795	20,723,419
MB Financial, Inc.	78,250	3,654,275
Mitsubishi UFJ Financial Group, Inc. (Japan)	500,900	2,837,541
Nordea Bank AB (Sweden)	248,012	2,379,077
PNC Financial Services Group, Inc. (The)	184,176	24,882,178
Sberbank of Russia PJSC (Russia)	139,674	485,331
State Bank of India (India)*	212,742	806,521
Union Bankshares Corp.(a)	75,480	2,934,662
Webster Financial Corp.	56,435	3,594,910
Wells Fargo & Co.	181,622	10,069,124

		142,285,465

Beverages — 1.9%
Anheuser-Busch InBev SA/NV (Belgium)	16,188	1,632,804
C&C Group PLC (Ireland)	673,735	2,546,949
Coca-Cola Co. (The)	291,987	12,806,550
Diageo PLC (United Kingdom)	379,210	13,623,447
PepsiCo, Inc.	88,855	9,673,644

		40,283,394

Biotechnology — 0.1%
Exact Sciences Corp.*	21,074	1,260,014

Building Products — 1.0%
American Woodmark Corp.*	15,470	1,416,279
Cie de Saint-Gobain (France)	80,232	3,573,934
Lennox International, Inc.(a)	58,234	11,655,535
Tyman PLC (United Kingdom)	810,408	3,522,411

		20,168,159

Capital Markets — 1.7%
Ares Capital Corp.	102,745	1,690,155
Banca Generali SpA (Italy)	50,656	1,257,306
BlackRock, Inc.	12,985	6,480,034
FactSet Research Systems, Inc.(a)	33,615	6,659,132
IG Group Holdings PLC (United Kingdom)	149,592	1,696,232
Intercontinental Exchange, Inc.	77,464	5,697,477
Moody’s Corp.	17,290	2,948,982
Raymond James Financial, Inc.	27,200	2,430,320
Solar Capital Ltd.	79,167	1,618,173
TD Ameritrade Holding Corp.	71,815	3,933,308
UBS Group AG (Switzerland)*	87,290	1,338,187

		35,749,306

Chemicals — 2.2%
DowDuPont, Inc.	177,092	11,673,905
LyondellBasell Industries NV (Class A Stock)	17,189	1,888,212
Nutrien Ltd. (Canada)(a)	27,024	1,469,565
Orion Engineered Carbons SA (Luxembourg)	151,620	4,677,477
Praxair, Inc.	65,402	10,343,326
Sensient Technologies Corp.	40,505	2,898,133
Sherwin-Williams Co. (The)	15,732	6,411,891
Shin-Etsu Chemical Co. Ltd. (Japan)	28,800	2,559,411
Stepan Co.	16,880	1,316,809
Yara International ASA (Norway)	45,288	1,873,664

		45,112,393

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies — 2.2%
ACCO Brands Corp.	244,915	$3,392,073
ADT, Inc.(a)	244,255	2,112,806
Cimpress NV (Netherlands)*(a)	19,145	2,775,259
Cintas Corp.	55,525	10,276,012
Clean Harbors, Inc.*	128,649	7,146,452
Matthews International Corp. (Class A Stock)	49,515	2,911,482
Prosegur Cia de Seguridad SA (Spain)	287,220	1,871,024
Steelcase, Inc. (Class A Stock)	137,170	1,851,795
UniFirst Corp.	50,784	8,983,690
Waste Connections, Inc.	74,629	5,618,071

		46,938,664

Communications Equipment — 1.1%
Cisco Systems, Inc.	226,469	9,744,961
Motorola Solutions, Inc.	106,491	12,392,358
Nokia OYJ (Finland)	291,482	1,671,908

		23,809,227

Construction & Engineering — 0.3%
Primoris Services Corp.	44,290	1,206,017
Vinci SA (France)	64,047	6,147,953

		7,353,970

Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	585,500	3,339,049
CRH PLC (Ireland)	73,385	2,574,142
Vulcan Materials Co.	14,793	1,909,185

		7,822,376

Consumer Finance — 1.2%
American Express Co.	175,029	17,152,842
Credit Acceptance Corp.*(a)	20,129	7,113,589

		24,266,431

Containers & Packaging — 1.6%
Ball Corp.	347,142	12,340,898
Greif, Inc. (Class A Stock)	67,180	3,553,150
International Paper Co.	64,927	3,381,398
Packaging Corp. of America	56,114	6,272,984
Silgan Holdings, Inc.	120,827	3,241,788
Vidrala SA (Spain)	46,696	4,443,269

		33,233,487

Diversified Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. (China), ADR	18,729	1,772,887

Diversified Financial Services — 0.7%
Ackermans & van Haaren NV (Belgium)	10,501	1,805,410
Berkshire Hathaway, Inc. (Class B Stock)*	40,164	7,496,611
Cerved Group SpA (Italy)	476,621	5,104,702

		14,406,723

Diversified Telecommunication Services — 0.9%
BT Group PLC (United Kingdom)	462,725	1,327,439
China Telecom Corp. Ltd. (China) (Class H Stock)	4,002,000	1,877,890
Hellenic Telecommunications Organization SA (Greece)	93,178	1,149,526

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp. (Japan)	109,255	$4,963,238
Verizon Communications, Inc.	181,746	9,143,641

		18,461,734

Electric Utilities — 1.3%
Avangrid, Inc.(a)	119,655	6,333,339
Edison International	75,276	4,762,713
EDP - Energias de Portugal SA (Portugal)	355,188	1,407,794
Evergy, Inc.	24,805	1,392,801
NextEra Energy, Inc.	52,565	8,779,932
OGE Energy Corp.	88,600	3,119,606
SSE PLC (United Kingdom)	73,825	1,317,816

		27,114,001

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	61,698	1,345,876
AMETEK, Inc.	61,076	4,407,244
Eaton Corp. PLC	29,361	2,194,441
Legrand SA (France)	32,263	2,363,174
Schneider Electric SE (France)	28,691	2,386,140
Thermon Group Holdings, Inc.*	131,854	3,015,501

		15,712,376

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc.(a)	80,195	4,901,518
CTS Corp.	87,570	3,152,520
Keysight Technologies, Inc.*	75,920	4,481,558
ScanSource, Inc.*	40,140	1,617,642
Zebra Technologies Corp. (Class A Stock)*	11,953	1,712,267

		15,865,505

Energy Equipment & Services — 0.6%
Era Group, Inc.*	57,330	742,424
Schlumberger Ltd.	128,355	8,603,636
SEACOR Holdings, Inc.*	40,170	2,300,536
SEACOR Marine Holdings, Inc.*(a)	69,846	1,612,744

		13,259,340

Equity Real Estate Investment Trusts (REITs) — 4.1%
Alexander & Baldwin, Inc.	33,100	777,850
American Tower Corp.	180,904	26,080,930
Brixmor Property Group, Inc.	319,693	5,572,249
Corporate Office Properties Trust(a)	103,680	3,005,683
DiamondRock Hospitality Co.	143,580	1,763,162
Education Realty Trust, Inc.	93,150	3,865,725
Hibernia REIT PLC (Ireland)	880,359	1,541,286
Park Hotels & Resorts, Inc.	54,552	1,670,928
PotlatchDeltic Corp.	107,003	5,441,103
Public Storage(a)	107,776	24,450,063
Ramco-Gershenson Properties Trust(a)	236,510	3,124,297
STORE Capital Corp.	139,159	3,812,957
Summit Hotel Properties, Inc.	132,121	1,890,652
Unibail-Rodamco-Westfield (France)	7,837	1,725,621
Weyerhaeuser Co.	36,442	1,328,675

		86,051,181

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	69,776	14,581,788

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	68,765	$3,085,748

		17,667,536

Food Products — 1.8%
Archer-Daniels-Midland Co.	123,600	5,664,588
CJ CheilJedang Corp. (South Korea)	14,155	4,481,329
Cranswick PLC (United Kingdom)	195,060	8,662,723
Ebro Foods SA (Spain)	112,982	2,633,576
Hershey Co. (The)	41,778	3,887,861
Hormel Foods Corp.(a)	95,048	3,536,736
Ingredion, Inc.	31,622	3,500,555
Pinnacle Foods, Inc.	39,691	2,582,296
Post Holdings, Inc.*	42,670	3,670,473

		38,620,137

Gas Utilities — 0.9%
China Resources Gas Group Ltd. (China)	302,000	1,305,605
New Jersey Resources Corp.	27,850	1,246,288
Rubis SCA (France)	84,509	5,267,658
Spire, Inc.	22,835	1,613,293
UGI Corp.	148,407	7,727,552
WGL Holdings, Inc.	21,330	1,893,038

		19,053,434

Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	79,026	5,835,280
Haemonetics Corp.*	17,980	1,612,446
Hologic, Inc.*	80,419	3,196,655
Insulet Corp.*(a)	35,493	3,041,750
Koninklijke Philips NV (Netherlands)	43,465	1,841,526
Medtronic PLC	282,868	24,216,329
Natus Medical, Inc.*	35,810	1,235,445
Nipro Corp. (Japan)	109,100	1,258,786
STERIS PLC	151,643	15,924,031

		58,162,248

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	55,685	4,748,260
AMN Healthcare Services, Inc.*(a)	28,040	1,643,144
Envision Healthcare Corp.*	83,407	3,670,742
HCA Healthcare, Inc.	84,787	8,699,146
Laboratory Corp. of America Holdings*	43,522	7,813,505
McKesson Corp.	54,314	7,245,488
Quest Diagnostics, Inc.(a)	27,142	2,983,991
UnitedHealth Group, Inc.	41,909	10,281,954
Universal Health Services, Inc. (Class B Stock)	41,183	4,589,434

		51,675,664

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*	275,714	3,308,568

Hotels, Restaurants & Leisure — 1.4%
Choice Hotels International, Inc.	112,867	8,532,745
Hilton Worldwide Holdings, Inc.	68,690	5,437,500
Marriott Vacations Worldwide Corp.(a)	17,727	2,002,442
McDonald’s Corp.	53,313	8,353,614
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	75,154	2,104,312
OPAP SA (Greece)	66,312	747,664

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd. (Macau)	519,200	$2,768,057

		29,946,334

Household Durables — 1.6%
Cairn Homes PLC (Ireland)*	1,071,178	2,219,731
Glenveagh Properties PLC (Ireland), 144A* .	1,264,180	1,695,441
Helen of Troy Ltd.*	15,120	1,488,563
Neinor Homes SA (Spain), 144A*(a)	147,334	2,753,789
Newell Brands, Inc.	210,217	5,421,496
NVR, Inc.*	4,174	12,398,241
Persimmon PLC (United Kingdom)	45,277	1,508,161
Toll Brothers, Inc.	68,768	2,543,728
TRI Pointe Group, Inc.*(a)	170,420	2,788,071

		32,817,221

Household Products — 0.6%
Colgate-Palmolive Co.	167,481	10,854,444
HRG Group, Inc.*	116,370	1,523,283

		12,377,727

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	6,255,611	5,025,204

Industrial Conglomerates — 0.1%
Siemens AG (Germany)	15,209	2,003,877

Insurance — 7.0%
Alleghany Corp.	13,115	7,540,732
American International Group, Inc.	95,529	5,064,948
Assicurazioni Generali SpA (Italy)	90,395	1,511,223
Assured Guaranty Ltd.	50,065	1,788,822
Chubb Ltd.	186,253	23,657,856
Cincinnati Financial Corp.	36,935	2,469,474
CNO Financial Group, Inc.	164,122	3,124,883
Enstar Group Ltd. (Bermuda)*	19,897	4,124,648
Fairfax Financial Holdings Ltd. (Canada)	20,437	11,451,809
FNF Group	86,742	3,263,234
Intact Financial Corp. (Canada)	87,886	6,233,879
Kemper Corp.	55,460	4,195,549
Markel Corp.*	14,600	15,831,510
Marsh & McLennan Cos., Inc.	145,067	11,891,142
MetLife, Inc.	223,766	9,756,198
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	195,000	1,785,746
Reinsurance Group of America, Inc.	19,830	2,646,908
Sony Financial Holdings, Inc. (Japan)	265,176	5,052,425
T&D Holdings, Inc. (Japan)	153,600	2,303,703
Tokio Marine Holdings, Inc. (Japan)	28,900	1,352,036
Torchmark Corp.	40,364	3,286,033
White Mountains Insurance Group Ltd.	9,976	9,044,341
Willis Towers Watson PLC	45,440	6,888,703
Zurich Insurance Group AG (Switzerland)	8,855	2,618,690

		146,884,492

Internet & Direct Marketing Retail — 0.1%
Wayfair, Inc. (Class A Stock)*(a)	24,605	2,922,090

Internet Software & Services — 1.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	13,084	2,427,475
Facebook, Inc. (Class A Stock)*	16,141	3,136,519

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
GoDaddy, Inc. (Class A Stock)*	17,077	$1,205,636
Mimecast Ltd.*	40,572	1,671,972
PChome Online, Inc. (Taiwan)	323,000	1,357,256
Shopify, Inc. (Canada) (Class A Stock)*	11,297	1,648,119
Spotify Technology SA*(a)	21,944	3,691,859
Tencent Holdings Ltd. (China)	38,708	1,943,738
Wix.com Ltd. (Israel)*	21,840	2,190,551
Yandex NV (Russia) (Class A Stock)*	222,152	7,975,257

		27,248,382

IT Services — 3.4%
Accenture PLC (Class A Stock)	95,436	15,612,375
Adyen NV (Netherlands), 144A*	108	59,498
Amdocs Ltd.	75,755	5,014,223
Automatic Data Processing, Inc.	19,933	2,673,813
Black Knight, Inc.*	124,778	6,681,862
DXC Technology Co.	152,993	12,332,766
Fidelity National Information Services, Inc.	39,765	4,216,283
FleetCor Technologies, Inc.*	9,468	1,994,434
Genpact Ltd.	86,175	2,493,043
PayPal Holdings, Inc.*	27,214	2,266,110
Perspecta, Inc.	124,699	2,562,564
Visa, Inc. (Class A Stock)(a)	86,068	11,399,707
WNS Holdings Ltd. (India), ADR*	85,730	4,473,391

		71,780,069

Machinery — 2.6%
Albany International Corp. (Class A Stock)	69,355	4,171,703
Alstom SA (France)	57,660	2,645,355
Caterpillar, Inc.	15,435	2,094,066
CIRCOR International, Inc.(a)	43,480	1,607,021
Deere & Co.	47,032	6,575,074
ESCO Technologies, Inc.	49,370	2,848,649
IDEX Corp.	76,692	10,466,924
Luxfer Holdings PLC (United Kingdom)	145,725	2,547,273
Middleby Corp. (The)*(a)	31,940	3,335,175
Mueller Industries, Inc.	141,330	4,170,648
NGK Insulators Ltd. (Japan)	111,400	1,979,364
PACCAR, Inc.	95,003	5,886,386
TriMas Corp.*(a)	186,730	5,489,862

		53,817,500

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,277,003	7,559,849

Media — 0.6%
CJ E&M Corp. (South Korea)	32,625	3,359,038
Comcast Corp. (Class A Stock)	212,600	6,975,406
SES SA (Luxembourg)	106,988	1,955,713

		12,290,157

Metals & Mining — 0.3%
ArcelorMittal (Luxembourg)(a)	45,581	1,311,821
Barrick Gold Corp. (Canada)	85,567	1,124,057
First Quantum Minerals Ltd. (Zambia)	109,485	1,613,148
Glencore PLC (Switzerland)*	363,908	1,727,757

		5,776,783

Multiline Retail — 0.2%
Dollar Tree, Inc.*	15,680	1,332,800

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Marui Group Co. Ltd. (Japan)	117,900	$2,480,036

		3,812,836

Multi-Utilities — 0.6%
E.ON SE (Germany)	439,410	4,681,701
Sempra Energy	68,715	7,978,499

		12,660,200

Oil, Gas & Consumable Fuels — 3.0%
ARC Resources Ltd. (Canada)	69,274	715,583
Canadian Natural Resources Ltd. (Canada), (NYSE)	212,222	7,654,848
Canadian Natural Resources Ltd. (Canada), (XTSE)	87,442	3,156,067
Chevron Corp.	94,721	11,975,576
Dorian LPG Ltd.*(a)	130,496	996,989
EOG Resources, Inc.	32,141	3,999,305
Kinder Morgan, Inc.	85,973	1,519,143
Lundin Petroleum AB (Sweden)	50,408	1,599,954
Pembina Pipeline Corp. (Canada)(a)	103,633	3,585,702
Petroleo Brasileiro SA (Brazil), ADR(a)	99,293	995,909
PrairieSky Royalty Ltd. (Canada)(a)	53,937	1,064,668
Resolute Energy Corp.*(a)	61,180	1,908,816
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	56,600	1,964,273
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	80,458	2,881,439
RSP Permian, Inc.*	47,330	2,083,467
Scorpio Tankers, Inc. (Monaco)(a)	626,480	1,760,409
Suncor Energy, Inc. (Canada)	272,987	11,105,111
TOTAL SA (France)	40,290	2,446,644
Tourmaline Oil Corp. (Canada)	65,073	1,162,716

		62,576,619

Paper & Forest Products — 0.4%
Domtar Corp.	73,586	3,512,996
Louisiana-Pacific Corp.	62,798	1,709,362
Neenah, Inc.	37,270	3,162,360

		8,384,718

Personal Products — 0.6%
Unilever NV (United Kingdom)(a)	183,803	10,241,503
Unilever NV (United Kingdom), CVA	40,600	2,262,112

		12,503,615

Pharmaceuticals — 3.0%
AstraZeneca PLC (United Kingdom)	79,886	5,525,484
Bristol-Myers Squibb Co.	440,637	24,384,852
Eisai Co. Ltd. (Japan)	24,680	1,737,227
Eli Lilly & Co.	115,700	9,872,681
Hikma Pharmaceuticals PLC (Jordan)	144,203	2,844,340
Novartis AG (Switzerland)	61,028	4,622,929
Novartis AG (Switzerland), ADR	80,662	6,093,207
Ono Pharmaceutical Co. Ltd. (Japan)	185,355	4,339,314
Roche Holding AG (Switzerland)	13,147	2,916,769

		62,336,803

Professional Services — 0.9%
CoStar Group, Inc.*	7,316	3,018,801
Forrester Research, Inc.	55,310	2,320,255

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
FTI Consulting, Inc.*	61,840	$3,740,083
Huron Consulting Group, Inc.*	65,160	2,665,044
ICF International, Inc.	36,830	2,616,772
Mistras Group, Inc.*	103,450	1,953,136
Navigant Consulting, Inc.*	103,520	2,291,933

		18,606,024

Real Estate Management & Development — 0.3%
Aedas Homes SAU (Spain), 144A*	30,383	1,079,133
Metrovacesa SA (Spain), 144A*	83,759	1,464,758
Nexity SA (France)	22,227	1,403,213
StorageVault Canada, Inc. (Canada)	608,150	1,142,609
Tricon Capital Group, Inc. (Canada)	230,063	1,930,244

		7,019,957

Road & Rail — 3.9%
AMERCO(a)	22,786	8,115,234
Canadian National Railway Co. (Canada)	352,048	28,795,285
CJ Logistics Corp. (South Korea)*	4,241	639,593
CSX Corp.	46,200	2,946,636
Genesee & Wyoming, Inc. (Class A Stock)*	134,184	10,911,843
Kansas City Southern	19,014	2,014,723
Localiza Rent a Car SA (Brazil)	388,100	2,368,204
Union Pacific Corp.	183,847	26,047,443

		81,838,961

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	99,975	9,589,602
Intel Corp.	210,657	10,471,759
Marvell Technology Group Ltd.	257,828	5,527,832
Maxim Integrated Products, Inc.	35,271	2,068,997
Micron Technology, Inc.*	20,350	1,067,154
QUALCOMM, Inc.	50,658	2,842,927
SCREEN Holdings Co. Ltd. (Japan)	26,300	1,841,893
Skyworks Solutions, Inc.	35,935	3,473,118
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	224,000	1,590,642

		38,473,924

Software — 1.9%
Descartes Systems Group, Inc. (The) (Canada)*	78,990	2,573,416
Globant SA*(a)	27,000	1,533,329
Guidewire Software, Inc.*	20,362	1,807,738
Microsoft Corp.	169,970	16,760,742
Nexon Co. Ltd. (Japan)*	152,134	2,207,368
salesforce.com, Inc.*	21,777	2,970,383
ServiceNow, Inc.*	8,572	1,478,413
SS&C Technologies Holdings, Inc.	146,236	7,589,648
Workday, Inc. (Class A Stock)*(a)	19,412	2,351,181

		39,272,218

Specialty Retail — 2.4%
Camping World Holdings, Inc. (Class A Stock)(a)	162,925	4,069,867
CarMax, Inc.*(a)	93,462	6,810,576
Cato Corp. (The) (Class A Stock)(a)	70,780	1,742,604
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	32,343	1,595,480
Fourlis Holdings SA (Greece)*	157,970	1,106,571

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	51,837	$10,113,399
L Brands, Inc.	34,690	1,279,367
Maisons du Monde SA (France), 144A	39,143	1,439,441
TJX Cos., Inc. (The)	226,417	21,550,370

		49,707,675

Technology Hardware, Storage & Peripherals — 0.5%
Catcher Technology Co. Ltd. (Taiwan)	155,080	1,731,516
Diebold Nixdorf, Inc.(a)	79,460	949,547
NetApp, Inc.	43,297	3,400,113
Samsung Electronics Co. Ltd. (South Korea)	86,762	3,634,424

		9,715,600

Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands, Inc.(a)	151,041	3,325,923
NIKE, Inc. (Class B Stock)	272,845	21,740,290
Under Armour, Inc. (Class A Stock)*(a)	80,325	1,805,706
Under Armour, Inc. (Class C Stock)*(a)	5,049	106,433

		26,978,352

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.(a)	181,990	3,164,806

Tobacco — 0.7%
British American Tobacco PLC (United Kingdom)	77,380	3,897,889
Japan Tobacco, Inc. (Japan)	59,100	1,651,633
Philip Morris International, Inc.	116,634	9,417,029

		14,966,551

Trading Companies & Distributors — 0.6%
Brenntag AG (Germany)	82,951	4,608,901
Fastenal Co.(a)	77,360	3,723,337
GATX Corp.(a)	45,340	3,365,588

		11,697,826

Transportation Infrastructure — 0.2%
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	1,821,040	2,168,465
Sydney Airport (Australia)	245,787	1,301,183

		3,469,648

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,284,635	3,615,744

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	105,265	2,878,462
Millicom International Cellular SA (Colombia), SDR	30,056	1,766,455
NTT DOCOMO, Inc. (Japan)	95,840	2,442,230

		7,087,147

TOTAL COMMON STOCKS (cost $1,512,439,695)		1,761,312,838

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	10,764	1,778,326

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	149,000	$1,543,534

TOTAL PREFERRED STOCKS (cost $4,401,699)		3,321,860

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 07/17/18 (cost $0)	400,735	—

WARRANTS* — 0.0%
Oil & Gas Exploration & Production
Vincom Retail JSC, expiring 10/29/27, 144A (cost $468,478)	221,440	374,235

TOTAL LONG-TERM INVESTMENTS (cost $1,517,309,872)		1,765,008,933

	Shares
SHORT-TERM INVESTMENTS —22.2%
AFFILIATED MUTUAL FUND — 6.7%
PGIM Institutional Money Market Fund (cost $139,043,469; includes $138,785,909 of cash collateral for securities on loan)(b)(w)	139,032,119	139,046,023

UNAFFILIATED FUND — 13.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $284,214,260)	284,214,260	284,214,260

OPTIONS PURCHASED~* — 1.9%
(cost $67,923,932)		40,484,841

TOTAL SHORT-TERM INVESTMENTS (cost $491,181,661)		463,745,124

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.8% (cost $2,008,491,533)		2,228,754,057

Value
OPTIONS WRITTEN~* — (0.9)% (premiums received $29,687,573)	$(19,107,157)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.9% (cost $1,978,803,960)	2,209,646,900
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.9)%	(123,768,412)

NET ASSETS — 100.0%	$2,085,878,488

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,081,912; cash collateral of $138,785,909 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/21/18	$2,325.00	1,739	174	$1,589,446
S&P 500 Index	Put	12/21/18	$2,400.00	1,865	187	6,816,575
S&P 500 Index	Put	03/15/19	$2,500.00	1,990	199	14,166,810
S&P 500 Index	Put	06/21/19	$2,450.00	2,190	219	17,912,010

Total Exchange Traded (cost $ 67,923,932)						$40,484,841

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/21/18	$2,075.00	869	87	$(315,447)
S&P 500 Index	Put	12/21/18	$2,150.00	933	93	(1,567,440)
S&P 500 Index	Put	03/15/19	$2,300.00	1,990	199	(8,019,700)
S&P 500 Index	Put	06/21/19	$2,175.00	2,190	219	(9,204,570)

Total Exchange Traded (premiums received $ 29,687,573)						$(19,107,157)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
1,358	Mini MSCI Emerging Markets Index	Sep. 2018	$72,198,070	$4,674,917

Cash of $3,530,800 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$22,151,863	$11,977,511	$—
Air Freight & Logistics	16,759,210	1,161,499	—
Airlines	3,824,976	—	—
Auto Components	2,962,960	3,518,683	—
Automobiles	—	1,203,007	—
Banks	118,075,297	24,210,168	—
Beverages	22,480,194	17,803,200	—
Biotechnology	1,260,014	—	—
Building Products	13,071,814	7,096,345	—
Capital Markets	31,457,581	4,291,725	—
Chemicals	40,679,318	4,433,075	—
Commercial Services & Supplies	45,067,640	1,871,024	—
Communications Equipment	22,137,319	1,671,908	—
Construction & Engineering	1,206,017	6,147,953	—
Construction Materials	1,909,185	5,913,191	—
Consumer Finance	24,266,431	—	—
Containers & Packaging	28,790,218	4,443,269	—
Diversified Consumer Services	1,772,887	—	—
Diversified Financial Services	7,496,611	6,910,112	—
Diversified Telecommunication Services	9,143,641	9,318,093	—
Electric Utilities	24,388,391	2,725,610	—
Electrical Equipment	9,617,186	6,095,190	—
Electronic Equipment, Instruments & Components	15,865,505	—	—
Energy Equipment & Services	13,259,340	—	—
Equity Real Estate Investment Trusts (REITs)	84,509,895	1,541,286	—
Food & Staples Retailing	14,581,788	3,085,748	—
Food Products	22,842,509	15,777,628	—

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Gas Utilities	$12,480,171	$6,573,263	$—
Health Care Equipment & Supplies	55,061,936	3,100,312	—
Health Care Providers & Services	51,675,664	—	—
Health Care Technology	3,308,568	—	—
Hotels, Restaurants & Leisure	26,430,613	3,515,721	—
Household Durables	24,640,099	8,177,122	—
Household Products	12,377,727	—	—
Independent Power & Renewable Electricity
Producers	—	5,025,204	—
Industrial Conglomerates	—	2,003,877	—
Insurance	132,260,669	14,623,823	—
Internet & Direct Marketing Retail	2,922,090	—	—
Internet Software & Services	23,947,388	3,300,994	—
IT Services	71,780,069	—	—
Machinery	49,192,781	4,624,719	—
Marine	—	7,559,849	—
Media	6,975,406	5,314,751	—
Metals & Mining	4,049,026	1,727,757	—
Multiline Retail	1,332,800	2,480,036	—
Multi-Utilities	7,978,499	4,681,701	—
Oil, Gas & Consumable Fuels	53,684,309	8,892,310	—
Paper & Forest Products	8,384,718	—	—
Personal Products	10,241,503	2,262,112	—
Pharmaceuticals	40,350,740	21,986,063	—
Professional Services	18,606,024	—	—
Real Estate Management & Development	3,072,853	3,947,104	—
Road & Rail	81,199,368	639,593	—
Semiconductors & Semiconductor Equipment	35,041,389	3,432,535	—
Software	37,064,850	2,207,368	—
Specialty Retail	47,161,663	2,546,012	—
Technology Hardware, Storage & Peripherals	4,349,660	5,365,940	—
Textiles, Apparel & Luxury Goods	26,978,352	—	—
Thrifts & Mortgage Finance	3,164,806	—	—
Tobacco	9,417,029	5,549,522	—
Trading Companies & Distributors	7,088,925	4,608,901	—
Transportation Infrastructure	—	3,469,648	—
Water Utilities	—	3,615,744	—
Wireless Telecommunication Services	—	7,087,147	—
Preferred Stocks
Automobiles	—	1,778,326	—
Banks	1,543,534	—	—
Rights
Banks	—	—	—
Warrants
Oil & Gas Exploration & Production	—	374,235	—
Affiliated Mutual Fund	139,046,023	—	—
Unaffiliated Fund	284,214,260	—	—
Options Purchased	40,484,841	—	—
Options Written	(19,107,157)	—	—
Other Financial Instruments*
Futures Contracts	4,674,917	—	—

Total	$1,922,653,903	$291,667,914	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Unaffiliated Mutual Fund	13.6%
Insurance	7.0
Banks	6.9
Affiliated Mutual Fund (6.7% represents investments purchased with collateral from securities on loan)	6.7
Equity Real Estate Investment Trusts (REITs)	4.1
Road & Rail	3.9
IT Services	3.4
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	3.0
Health Care Equipment & Supplies	2.8
Machinery	2.6
Health Care Providers & Services	2.5
Specialty Retail	2.4
Commercial Services & Supplies	2.2
Chemicals	2.2
Options Purchased	1.9
Beverages	1.9
Software	1.9
Food Products	1.8
Semiconductors & Semiconductor Equipment	1.8
Capital Markets	1.7
Aerospace & Defense	1.6
Containers & Packaging	1.6
Household Durables	1.6
Hotels, Restaurants & Leisure	1.4
Internet Software & Services	1.3
Electric Utilities	1.3
Textiles, Apparel & Luxury Goods	1.3
Consumer Finance	1.2
Communications Equipment	1.1
Building Products	1.0
Gas Utilities	0.9
Professional Services	0.9
Diversified Telecommunication Services	0.9
Air Freight & Logistics	0.9

Food & Staples Retailing	0.8%
Electronic Equipment, Instruments & Components	0.8
Electrical Equipment	0.8
Tobacco	0.7
Diversified Financial Services	0.7
Energy Equipment & Services	0.6
Multi-Utilities	0.6
Personal Products	0.6
Household Products	0.6
Media	0.6
Trading Companies & Distributors	0.6
Technology Hardware, Storage & Peripherals	0.5
Paper & Forest Products	0.4
Construction Materials	0.4
Marine	0.4
Construction & Engineering	0.4
Wireless Telecommunication Services	0.3
Real Estate Management & Development	0.3
Auto Components	0.3
Metals & Mining	0.3
Independent Power & Renewable Electricity Producers	0.2
Airlines	0.2
Multiline Retail	0.2
Water Utilities	0.2
Transportation Infrastructure	0.2
Health Care Technology	0.2
Thrifts & Mortgage Finance	0.1
Automobiles	0.1
Internet & Direct Marketing Retail	0.1
Industrial Conglomerates	0.1
Diversified Consumer Services	0.1
Biotechnology	0.1
Oil & Gas Exploration & Production	0.0 *

106.8
Options Written	(0.9)
Liabilities in excess of other assets	(5.9)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrument is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivativesnot accounted for as hedging instruments,carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$4,674,917	*	—	$—
Equity contracts	Unaffiliated investments	40,859,076		Options Written outstanding, at value	19,107,157

Total		$45,533,993			$19,107,157

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Options Purchased(1)	Options Written	Futures
Equity contracts	$4,922	$(34,534,077)	$22,291,138	$(1,698,212)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Options Written	Futures
Equity contracts	$—	$(94,243)	$7,248,605	$(6,688,092)	$8,640,347

(2)

Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Short Positions(2)
$65,274,189	$734,000	$125,579,050

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$136,081,912	$(136,081,912)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $136,081,912:
Unaffiliated investments (cost $1,869,448,064)	$2,089,708,034
Affiliated investments (cost $139,043,469)	139,046,023
Foreign currency, at value (cost $674,533)	674,878
Deposit with broker for futures	3,530,800
Receivable for investments sold	12,876,843
Dividends receivable	2,989,782
Tax reclaim receivable	1,584,755
Receivable for portfolio shares sold	57,760
Receivable from affiliate	39,859
Prepaid expenses	2,263

Total Assets	2,250,510,997

LIABILITIES:
Payable to broker for collateral for securities on loan	138,785,909
Options written outstanding, at value (premiums received $29,687,573)	19,107,157
Payable for investments purchased	3,548,754
Due to broker-variation margin futures	1,256,150
Management fees payable	711,466
Payable to affiliate	571,772
Accrued expenses and other liabilities	284,500
Payable for portfolio shares repurchased	273,109
Distribution fee payable	71,442
Payable to custodian	21,885
Affiliated transfer agent fee payable	365

Total Liabilities	164,632,509

NET ASSETS	$2,085,878,488

Net assets were comprised of:
Partners Equity	$2,085,878,488

Net asset value and redemption price per share, $2,085,878,488 / 136,861,558 outstanding shares of beneficial interest	$15.24

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $1,068,675, of which $79,690 is reimbursable by an affiliate)	$21,072,946
Income from securities lending, net (including affiliated income of $263,148)	347,352

21,420,298

EXPENSES
Management fees	8,687,468
Distribution fee	2,682,431
Custodian and accounting fees	173,679
Trustees’ fees	15,358
Audit fee	14,034
Legal fees and expenses	7,802
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Shareholders’ reports	3,262
Miscellaneous	38,689

Total expenses	11,626,190
Less: Fee waivers and/or expense reimbursement	(590,135)

Net expenses	11,036,055

NET INVESTMENT INCOME (LOSS)	10,384,243

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,087) (net of foreign capital gains taxes $129,429)	55,112,407
Futures transactions	(1,698,212)
Options written transactions	22,291,138
Foreign currency transactions	88,515

75,793,848

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $14,222) (net of change in foreign capital gains taxes $307,984)	(83,312,472)
Futures	8,640,347
Options written	(6,688,092)
Foreign currencies	(31,371)

(81,391,588)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(5,597,740)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,786,503

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,384,243	$17,420,074
Net realized gain (loss) on investment and foreign currency transactions	75,793,848	106,691,908
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(81,391,588)	152,042,940

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,786,503	276,154,922

FUND SHARE TRANSACTIONS:
Fund share sold [988,013 and 3,677,971 shares, respectively]	15,030,323	51,743,520
Fund share repurchased [10,765,148 and 13,184,285 shares, respectively]	(164,610,966)	(188,101,094)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(149,580,643)	(136,357,574)

CAPITAL CONTRIBUTIONS	101,326	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(144,692,814)	139,797,348
NET ASSETS:
Beginning of period	2,230,571,302	2,090,773,954

End of period	$2,085,878,488	$2,230,571,302

SEE NOTES TO FINANCIAL STATEMENTS.

A177

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GHC	Ghanaian Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
SGX	Singapore Exchange
XTSE	Toronto Stock Exchange

Index:

Bovespa	Sao Paulo Stock Exchange Index
KOSPI	Korean Stock Exchange Index
TAIEX	Taiwan Stock Exchange Index
WIG20	Warsaw Stock Exchange Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
ADR	American Depositary Receipt
ADS	American Depositary Shares
BZDIOVRA	Brazil Interbank Deposit Rate
bps	Basis Points
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint-Stock Company
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trusts
SDR	Swedish Despority Receipt
S&P	Standard & Poor
TIPS	Treasury Inflation Protected Securities
TRLIBOR	Bank Association of Turkey Rate
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A178

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 26 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified investment company except for AST Cohen & Steers Realty Portfolio and AST Templeton Global Bond Portfolio, each of which are non-diversified portfolios for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”)	Long-term capital appreciation.	AQR Capital Management, LLC

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.

AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large-Cap Value”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”)	Long-term growth of capital.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”)	Long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

AST Hotchkis & Wiley Large-Cap Value Portfolio (“Hotchkis & Wiley Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC

AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.	Jennison Associates, LLC / Neuberger Berman Investment Advisers, LLC / William Blair Investment Management, LLC

AST International Value Portfolio (“International Value”)	Capital growth.	Lazard Asset Management, LLC / LSV Asset Management

AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.	J.P. Morgan Investment Management, Inc.

B1

	Objective	Subadviser(s)
AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”)	Long-term growth of capital.	Jennison Associates, LLC

AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”)	Capital growth.	Loomis, Sayles & Company, L.P.

AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.	Massachusetts Financial Services Company (“MFS”)

AST MFS Growth Portfolio (“MFS Growth”)	Long-term growth of capital and future, rather than current, income.	MFS

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”)	Capital appreciation.	MFS

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”)	Capital growth.	LSV Asset Management / Neuberger Berman Investment Advisers, LLC

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”)	Long-term capital appreciation.	Parametric Portfolio Associates, LLC

AST QMA Large-Cap Portfolio (“QMA Large-Cap”)	Long-term capital appreciation.	Quantitative Management Associates, LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.)

AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.	Emerald Mutual Fund Advisers Trust / UBS Asset Management (Americas), Inc.

AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.	Victory Capital Management, Inc./ Wellington Management Company, LLP

AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. / LMCG Investments, LLC

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”)	Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc.

AST T. Rowe Price Large-Cap Value Portfolio (“T. Rowe Price Large-Cap Value”) formerly known as AST Value Equity Portfolio	Maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.

B2

	Objective	Subadviser(s)
AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)	Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe Price Associates, Inc.

AST Templeton Global Bond Portfolio (“Templeton Global Bond”)	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.

AST WEDGE Capital Mid-Cap Value Portfolio (“WEDGE Capital Mid-Cap Value”)	Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management, LLP

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)	To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.	Wellington Management Company, LLP

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”), with the exception of AQR Emerging Markets Equity for which PGIM Investments is the sole Investment Manager. Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and

B3

U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

B4

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note

B5

is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and

B6

is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in value of equities, prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments.

B7

Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2018, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of

B8

the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs):    Certain Portfolios invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs): Certain Portfolios invest in MLPs.    Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2018, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

B9

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
AQR Emerging Markets Equity	0.9325% first $300 million; 0.9225% on next $200 million; 0.9125% on next $250 million; 0.9025% on next $2.5 billion; 0.8925% on next $2.75 billion; 0.8625% on next $4 billion; 0.8425% in excess of $10 billion	0.93%
Cohen & Steers Realty	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.77%
Goldman Sachs Large-Cap Value	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.55%
Goldman Sachs Mid-Cap Growth	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.71%
Goldman Sachs Small-Cap Value	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.75%
Hotchkis & Wiley Large-Cap Value	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.56%
International Growth	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.80%
International Value	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.81%
J.P. Morgan International Equity	0.8325% first $75 million; 0.6825% on next $225 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.70%
Jennison Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%

B10

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Loomis Sayles Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.65%
MFS Global Equity	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.82%
MFS Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.71%
MFS Large-Cap Value	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.66%
Neuberger Berman/LSV Mid-Cap Value	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $250 million; 0.6525% on next $2.25 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.72%
Parametric Emerging Markets Equity	0.9325% first $300 million; 0.9225% on next $200 million; 0.9125% on next $250 million; 0.9025% on next $2.5 billion; 0.8925% on next $2.75 billion; 0.8625% on next $4 billion; 0.8425% in excess of $10 billion	0.93%
QMA Large-Cap	0.5825% of first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.54%
Small-Cap Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%
Small-Cap Growth Opportunities	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.77%
Small-Cap Value	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%

B11

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
T. Rowe Price Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $250 million; 0.6525% on next $2.25 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.64%
T. Rowe Price Large-Cap Value	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.60%
T. Rowe Price Natural Resources	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%
Templeton Global Bond	0.6325% first $300 million; 0.6225% on next $200 million; 0.6125% on next $250 million; 0.6025% on next $2.5 billion; 0.5925% on next $2.75 billion; 0.5625% on next $4 billion; 0.5425% in excess of $10 billion	0.63%
WEDGE Capital Mid-Cap Value	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.77%
Wellington Management Hedged Equity	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.75%

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018
AQR Emerging Markets Equity	contractually limit expenses to 1.42% through June 30, 2018	N/A
Cohen & Steers Realty	contractually waive 0.06% through June 30, 2018	contractually waive 0.052% through June 30, 2019
Goldman Sachs Large-Cap Value	contractually waive 0.013% through May 31, 2018 contractually limit expenses to 0.82% through June 30, 2018	effective June 1, 2018 contractually waive 0.028% through June 30, 2019 N/A
Goldman Sachs Mid-Cap Growth	contractually waive 0.10% through June 30, 2018	contractually waive 0.10% through June 30, 2019
Goldman Sachs Small-Cap Value	contractually waive 0.013% through June 30, 2018	contractually waive 0.013% through June 30, 2019
International Growth	contractually waive 0.011% through June 30, 2018	contractually waive 0.011% through June 30, 2019
Loomis Sayles Large-Cap Growth	contractually waive 0.06% through June 30, 2018	contractually waive 0.06% through June 30, 2019
MFS Growth	effective April 30, 2018 contractually waive 0.014% through June 30, 2019	contractually waive 0.014% through June 30, 2019
Neuberger Berman/LSV Mid-Cap Value	contractually waive 0.002% through June 30, 2018	contractually waive 0.002% through June 30, 2019

B12

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018
QMA Large-Cap	*	contractually waive 0.015% through June 30, 2019
Small Cap Growth	contractually waive 0.004% through June 30, 2018	contractually waive 0.004% through June 30, 2019
T. Rowe Price Large-Cap Growth	contractually waive 0.036% through June 30, 2018	contractually waive 0.036% through June 30, 2019
T. Rowe Price Large-Cap Value	contractually waive 0.067% through June 30, 2018	contractually waive 0.040% through June 30, 2019
T. Rowe Price Natural Resources	contractually waive 0.012% through June 30, 2018	contractually waive 0.012% through June 30, 2019
WEDGE Capital Mid-Cap Value	contractually waive 0.01% through June 30, 2018	contractually waive 0.01% through June 30, 2019
Wellington Management Hedged Equity	contractually waive 0.055% through June 30, 2018	contractually waive 0.055% through June 30, 2019

*

The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadviser fee discount through June 30, 2018. For the six months ended June 30, 2018 the manager waived 0.015%.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was as follows:

Amount
Cohen & Steers Realty	$21,323
Goldman Sachs Large-Cap Value	7,293
Goldman Sachs Mid-Cap Growth	3,699
Goldman Sachs Small-Cap Value	6,979
International Growth	35,051
J.P. Morgan International Equity Portfolio	125
Jennison Large-Cap Growth	25,208
Loomis Sayles Large-Cap Growth	48,363
MFS Global Equity	153
MFS Growth	971
Neuberger Berman/LSV Mid-Cap Value	33,408
Small-Cap Growth	102,608
Small-Cap Growth Opportunities	1,363
Small-Cap Value	45,054
T. Rowe Price Large-Cap Growth	61
T. Rowe Price Large-Cap Value	374
T. Rowe Price Natural Resources	2,854
WEDGE Capital Mid-Cap Value	11,381
Wellington Management Hedged Equity	5,665

AST Investment Services, Inc., Jennison, PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B13

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
AQR Emerging Markets Equity	$7,502
Cohen & Steers Realty	18,632
Goldman Sachs Large-Cap Value	32,696
Goldman Sachs Mid-Cap Growth	55,980
Goldman Sachs Small-Cap Value	69,516
Hotchkis & Wiley Large-Cap Value	115,237
International Growth	81,282
International Value	24,193
J.P. Morgan International Equity	2,672
Jennison Large-Cap Growth	50,891
Loomis Sayles Large-Cap Growth	156,490
MFS Global Equity	23,460
MFS Growth	23,244
MFS Large-Cap Value	17,871
Neuberger Berman/LSV Mid-Cap Value	63,519
Parametric Emerging Markets Equity	6,844
QMA Large-Cap	11,496
Small-Cap Growth	106,330
Small-Cap Growth Opportunities	80,988
Small-Cap Value	59,146
Templeton Global Bond	163
T. Rowe Price Large-Cap Growth	107,401
T. Rowe Price Large-Cap Value	19,999
T. Rowe Price Natural Resources	17,096
WEDGE Capital Mid-Cap Value	22,797
Wellington Management Hedged Equity	55,458

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on

B14

dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been accrued or paid:

	2017 Withholding Tax	2018 Withholding Tax
AQR Emerging Markets Equity	$31,910	$11,243
Hotchkis & Wiley Large-Cap Value	3,459	—
International Growth	619,053	210,927
International Value	1,693,746	412,476
J.P. Morgan International Equity	205,479	58,430
MFS Global Equity	11,840	5,110
MFS Growth	54,615	—
Neuberger Berman/LSV Mid-Cap Value	—	34
Parametric Emerging Markets Equity	98,421	18,457
T. Rowe Price Large-Cap Growth	10,723	—
T. Rowe Price Natural Resources	—	9,787
Wellington Management Hedged Equity	154,220	79,690

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been paid:

2018 Payments
Goldman Sachs Large Cap Value	$314,497
Goldman Sachs Mid-Cap Growth	19,964

B15

2018 Payments
Goldman Sachs Small-Cap Value	$34,757
Hotchkis & Wiley Large-Cap Value	1,145,826
International Growth	4,055,048
International Value	5,436,322
Jennison Large Cap Growth	18,096
J.P. Morgan International Equity	583,097
Loomis Sayles Large Cap Growth	366,777
MFS Global Equity	558,898
MFS Growth	244,030
MFS Large-Cap Value	73,276
Neuberger Berman/LSV Mid-Cap Value	1,957
QMA Large-Cap	7,379
Small Cap Value	7,480
Small-Cap Growth Opportunities	40,597
T. Rowe Price Large Cap Growth	36,459
T. Rowe Price Natural Resources	525,151
T.Rowe Price Large-Cap Value Equity	158,791
Wellington Management Hedged Equity	592,170

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$120,109,686	$167,576,390
Cohen & Steers Realty	151,295,365	178,634,953
Goldman Sachs Large-Cap Value	1,729,329,113	2,217,583,919
Goldman Sachs Mid-Cap Growth	488,482,425	590,538,114
Goldman Sachs Small-Cap Value	286,986,871	364,719,877
Hotchkis & Wiley Large-Cap Value	417,235,476	458,774,804
International Growth	429,843,047	551,286,712
International Value	235,409,856	377,975,637
J.P. Morgan International Equity	71,242,344	81,896,249
Jennison Large-Cap Growth	220,332,922	285,876,205
Loomis Sayles Large-Cap Growth	202,272,885	410,824,901
MFS Global Equity*	47,876,396	82,805,342
MFS Growth**	120,912,850	180,132,828
MFS Large-Cap Value	78,599,206	90,423,586
Neuberger Berman/LSV Mid-Cap Value	90,405,465	152,968,982
Parametric Emerging Markets Equity	18,405,005	62,856,216
QMA Large-Cap	1,007,103,899	1,111,208,190
Small-Cap Growth	270,330,816	313,321,696
Small-Cap Growth Opportunities***	319,117,274	359,488,596
Small-Cap Value	228,434,474	325,106,929
T. Rowe Price Large-Cap Growth	464,321,015	616,376,621
T. Rowe Price Large-Cap Value	306,189,557	326,086,404
T. Rowe Price Natural Resources	150,028,413	197,931,255
Templeton Global Bond	20,094,703	46,291,520
WEDGE Capital Mid-Cap Value	85,463,889	120,869,069
Wellington Management Hedged Equity****	463,556,651	604,984,211

B16

*

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $288,866 and $39,723, respectively. The Portfolio realized gain of $14,092 as a result of Rule 17a-7 sales transactions.

**

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $451,148 and $738,140, respectively. The Portfolio realized a gain of $227,413 as a result of Rule 17a-7 sales transactions.

***

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $638,540 and $3,513,828, respectively. The Portfolio realized a gain of $1,284,695 as a result of Rule 17a-7 sales transactions.

****

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $16,566,039 and $2,863,035, respectively. The Portfolio realized a gain of $234,621 as a result of Rule 17a-7 sales transactions.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
AQR Emerging Markets Equity
PGIM Core Ultra Short Bond Fund	$29,157,081	$145,518,817	$154,764,330	$—	$—	19,911,568	19,911,568	$269,193
PGIM Institutional Money Market Fund	17,378,537	87,665,847	94,307,413	684	1,866	10,739,521	10,738,447	27,564	**

	$46,535,618	$233,184,664	$249,071,743	$684	$1,866	$30,651,089		$296,757

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Cohen & Steers Realty
PGIM Core Ultra Short Bond Fund	$4,089,285	$70,971,840	$73,145,684	$—	$—	$1,915,441	1,915,441	$42,125
PGIM Institutional Money Market Fund	69,723,871	164,761,712	185,328,204	4,803	577	49,162,759	49,157,843	62,566	**

	$73,813,156	$235,733,552	$258,473,888	$4,803	$577	$51,078,200		$104,691

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Goldman Sachs Large-Cap Value
PGIM Core Ultra Short Bond Fund	$45,834,764	$476,967,249	$497,833,871	$—	$—	$24,968,142	24,968,142	$203,233
PGIM Institutional Money Market Fund	47,173,774	506,542,897	429,811,989	2,313	11,768	123,918,763	123,906,373	119,907	**

	$93,008,538	$983,510,146	$927,645,860	$2,313	$11,768	$148,886,905		$323,140

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Goldman Sachs Mid-Cap Growth
PGIM Core Ultra Short Bond Fund	$39,725,959	$346,083,254	$342,495,097	$—	$—	$43,314,116	43,314,116	$455,555
PGIM Institutional Money Market Fund	123,858,688	339,156,627	310,207,491	24,015	(7,037)	152,824,802	152,809,521	204,747	**

	$163,584,647	$685,239,881	$652,702,588	$24,015	$(7,037)	$196,138,918		$660,302

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Goldman Sachs Small-Cap Value
PGIM Core Ultra Short Bond Fund	$5,715,890	$111,452,122	$82,214,833	$—	$—	$34,953,179	34,953,179	$136,835
PGIM Institutional Money Market Fund	222,962,555	224,516,632	287,097,566	29,779	(13,453)	160,397,947	160,381,909	273,050	**

	$228,678,445	$335,968,754	$369,312,399	$29,779	$(13,453)	$195,351,126		$409,885

B17

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Hotchkis & Wiley Large-Cap Value
PGIM Core Ultra Short Bond Fund	$26,405,740	$318,217,730	$337,412,731	$—	$—	$7,210,739	7,210,739	$148,140
PGIM Institutional Money Market Fund	329,281,772	661,745,373	767,514,948	27,217	1,549	223,540,963	223,518,611	409,094	**

	$355,687,512	$979,963,103	$1,104,927,679	$27,217	$1,549	$230,751,702		$557,234

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
International Growth
PGIM Core Ultra Short Bond Fund	$19,026,284	$234,740,050	$218,873,038	$—	$—	$34,893,296	34,893,296	$251,139
PGIM Institutional Money Market Fund	244,482,342	711,964,109	749,667,288	15,101	23,051	206,817,315	206,796,635	481,229	**

	$263,508,626	$946,704,159	$968,540,326	$15,101	$23,051	$241,710,611		$732,368

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
International Value
PGIM Core Ultra Short Bond Fund	$15,711,717	$195,101,390	$161,499,882	$—	$—	$49,313,225	49,313,225	$191,411
PGIM Institutional Money Market Fund	17,604,513	468,020,282	442,755,545	887	27,621	42,897,758	42,893,468	376,546	**

	$33,316,230	$663,121,672	$604,255,427	$887	$27,621	$92,210,983		$567,957

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
J.P. Morgan International Equity
PGIM Core Ultra Short Bond Fund	$4,450,496	$49,753,718	$47,103,869	$—	$—	$7,100,345	7,100,345	$54,250
PGIM Institutional Money Market Fund	3,669,704	69,974,476	73,610,263	—	3,046	36,963	36,960	47,946	**

	$8,120,200	$119,728,194	$120,714,132	$—	$3,046	$7,137,308		$102,196

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Jennison Large-Cap Growth
PGIM Core Ultra Short Bond Fund	$3,530,642	$154,920,499	$137,315,553	$—	$—	$21,135,588	21,135,588	$74,222
PGIM Institutional Money Market Fund	127,284,887	355,521,660	343,605,214	22,679	(9,267)	139,214,745	139,200,825	244,680	**

	$130,815,529	$510,442,159	$480,920,767	$22,679	$(9,267)	$160,350,333		$318,902

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Loomis Sayles Large-Cap Growth
PGIM Core Ultra Short Bond Fund	$11,466,520	$629,309,733	$628,605,631	$—	$—	$12,170,622	12,170,622	$331,015
PGIM Institutional Money Market Fund	461,016,074	549,882,394	627,280,719	62,568	(9,998)	383,670,319	383,631,955	495,422	**

	$472,482,594	$1,179,192,127	$1,255,886,350	$62,568	$(9,998)	$395,840,941		$826,437

B18

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
MFS Global Equity
PGIM Core Ultra Short Bond Fund	$6,257,710	$48,062,774	$48,241,087	$—	$—	$6,079,397	6,079,397	$50,239
PGIM Institutional Money Market Fund	60,821,374	166,871,939	178,253,459	6,063	2,417	49,448,334	49,443,389	100,975	**

	$67,079,084	$214,934,713	$226,494,546	$6,063	$2,417	$55,527,731		$151,214

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
MFS Growth
PGIM Core Ultra Short Bond Fund	$18,570,993	$94,239,909	$100,890,221	$—	$—	$11,920,681	11,920,681	$122,006
PGIM Institutional Money Market Fund	58,937,626	167,186,436	160,547,574	5,559	(373)	65,581,674	65,575,116	77,608	**

	$77,508,619	$261,426,345	$261,437,795	$5,559	$(373)	$77,502,355		$199,614

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
MFS Large-Cap Value
PGIM Core Ultra Short Bond Fund	$14,877,386	$73,469,007	$71,215,701	$—	$—	$17,130,692	17,130,692	$155,350
PGIM Institutional Money Market Fund	60,828,766	114,291,430	138,143,310	3,674	(652)	36,979,908	36,976,210	62,661	**

	$75,706,152	$187,760,437	$209,359,011	$3,674	$(652)	$54,110,600		$218,011

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Neuberger Berman/LSV Mid-Cap Value
PGIM Core Ultra Short Bond Fund	$3,017,292	$106,215,199	$104,287,571	$—	$—	$4,944,920	4,944,920	$33,314
PGIM Institutional Money Market Fund	180,934,231	253,023,476	275,485,293	28,368	(9,640)	158,491,142	158,475,295	290,539	**

	$183,951,523	$359,238,675	$379,772,864	$28,368	$(9,640)	$163,436,062		$323,853

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Parametric Emerging Markets Equity
PGIM Core Ultra Short Bond Fund	$1,915,607	$50,455,241	$52,064,424	$—	$—	$306,424	306,424	$17,651
PGIM Institutional Money Market Fund	18,198,646	47,955,926	53,768,721	1,350	(110)	12,387,091	12,385,853	40,947	**

	$20,114,253	$98,411,167	$105,833,145	$1,350	$(110)	$12,693,515		$58,598

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
QMA Large-Cap
PGIM Core Ultra Short Bond Fund	$22,139,291	$147,112,849	$157,414,784	$—	$—	$11,837,356	11,837,356	$221,178
PGIM Institutional Money Market Fund	36,689,725	166,400,207	182,231,149	1,828	3,666	20,864,277	20,862,191	38,362	**

	$58,829,016	$313,513,056	$339,645,933	$1,828	$3,666	$32,701,633		$259,540

B19

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Small-Cap Growth
PGIM Core Ultra Short Bond Fund	$7,964,634	$188,149,243	$185,212,523	$—	$—	$10,901,354	10,901,354	$67,370
PGIM Institutional Money Market Fund	318,920,942	319,674,850	337,527,144	51,189	(25,611)	301,094,226	301,064,119	515,697	**

	$326,885,576	$507,824,093	$522,739,667	$51,189	$(25,611)	$311,995,580		$583,067

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Small-Cap Growth Opportunities
PGIM Core Ultra Short Bond Fund	$5,229,027	$74,994,694	$70,822,606	$—	$—	$9,401,115	9,401,115	$70,474
PGIM Institutional Money Market Fund	223,065,028	255,460,190	269,573,097	34,548	(12,596)	208,974,073	208,953,178	337,430	**

	$228,294,055	$330,454,884	$340,395,703	$34,548	$(12,596)	$218,375,188		$407,904

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Small-Cap Value
PGIM Core Ultra Short Bond Fund	$11,080,783	$224,058,531	$194,384,837	$—	$—	$40,754,477	40,754,477	$145,355
PGIM Institutional Money Market Fund	179,634,500	203,095,367	231,481,676	26,960	(8,866)	151,266,285	151,251,160	290,275	**

	$190,715,283	$427,153,898	$425,866,513	$26,960	$(8,866)	$192,020,762		$435,630

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
T. Rowe Price Large-Cap Growth
PGIM Core Ultra Short Bond Fund	$20,620,305	$273,412,614	$253,831,787	$—	$—	$40,201,132	40,201,132	$382,599
PGIM Institutional Money Market Fund	259,553,842	608,641,997	546,579,575	41,295	(26,898)	321,630,661	321,598,501	550,482	**

	$280,174,147	$882,054,611	$800,411,362	$41,295	$(26,898)	$361,831,793		$933,081

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
T. Rowe Price Large-Cap Value
PGIM Institutional Money Market Fund	$38,228,101	$244,245,037	$236,461,330	$1,301	$948	$46,014,057	46,009,456	$97,691	**

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
T. Rowe Price Natural Resources
PGIM Core Ultra Short Bond Fund	$1,761,120	$47,670,655	$48,706,662	$—	$—	$725,113	725,113	$22,029
PGIM Institutional Money Market Fund	41,515,644	198,920,346	192,618,021	3,866	1,556	47,823,391	47,818,610	120,930	**

	$43,276,764	$246,591,001	$241,324,683	$3,866	$1,556	$48,548,504		$142,959

B20

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Templeton Global Bond
PGIM Institutional Money Market Fund	$—	$13,260,000	$13,260,000	$—	$—	$—	—	$3,496	**

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
WEDGE Capital Mid-Cap Value
PGIM Core Ultra Short Bond Fund	$11,591,048	$46,632,902	$52,647,295	$—	$—	$5,576,655	5,576,655	$93,948
PGIM Institutional Money Market Fund	84,661,031	160,977,733	180,943,367	8,321	602	64,704,320	64,697,850	88,156	**

	$96,252,079	$207,610,635	$233,590,662	$8,321	$602	$70,280,975		$182,104

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Wellington Management Hedged Equity
PGIM Institutional Money Market Fund	$140,846,854	$369,921,598	$371,739,738	$14,222	$3,087	$139,046,023	139,032,119	$263,148	**

*	The Funds did not have any capital distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2018. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

B21

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2018
Cohen & Steers Realty	$793,952	2.98%	21	$2,859,000	$—
Goldman Sachs Large-Cap Value	1,538,500	3.05%	2	2,285,000	—
Goldman Sachs Small-Cap Value	4,550,000	2.83%	1	4,550,000	—
Hotchkis & Wiley Large-Cap Value	2,180,778	3.04%	9	4,795,000	—
International Growth	1,179,600	2.87%	10	3,297,000	—
International Value	3,094,252	2.98%	131	13,168,000	—
Jennison Large-Cap Growth	4,689,875	2.94%	16	7,985,000	—
Loomis Sayles Large-Cap Growth	1,399,000	2.81%	1	1,399,000	—
MFS Global Equity	2,538,333	2.90%	3	3,251,000	—
Neuberger Berman/LSV Mid-Cap Value	985,923	3.03%	13	2,818,000	776,000
Parametric Emerging Markets Equity	2,594,481	3.00%	27	5,738,000	2,536,000
QMA Large-Cap	4,178,500	2.82%	2	4,436,000	—
Small-Cap Growth	8,338,000	2.94%	3	8,338,000	—
Small-Cap Growth Opportunities	1,858,200	2.83%	5	2,395,000	—
Small-Cap Value	491,750	2.96%	4	736,000	—
T. Rowe Price Natural Resources	1,516,222	2.89%	18	8,873,000	16,000

8.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
AQR Emerging Markets Equity	3	88	88
Cohen & Steers Realty	4	95	95
Goldman Sachs Large-Cap Value	4	92	92
Goldman Sachs Mid-Cap Growth	3	86	86
Goldman Sachs Small-Cap Value	6	91	91
Hotchkis & Wiley Large-Cap Value	5	92	92
International Growth	6	96	96
International Value	6	95	95
J.P. Morgan International Equity	3	100	100
Jennison Large-Cap Growth	5	93	93
Loomis Sayles Large-Cap Growth	5	94	94
MFS Global Equity	3	100	100
MFS Growth	5	94	94
MFS Large-Cap Value	4	87	87
Neuberger Berman/LSV Mid-Cap Value	3	89	89
Parametric Emerging Markets Equity	4	97	97
QMA Large-Cap	4	99	99
Small-Cap Growth	5	88	88
Small-Cap Growth Opportunities	5	90	90
Small-Cap Value	6	93	93
T. Rowe Price Large-Cap Growth	4	90	90
T. Rowe Price Large-Cap Value	5	91	91

B22

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
T. Rowe Price Natural Resources	4	100	100
Templeton Global Bond	2	95	95
WEDGE Capital Mid-Cap Value	5	94	94
Wellington Management Hedged Equity	3	100	100

9.	Reorganization

On November 17, 2016, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the AST Boston Partners Large-Cap Value Portfolio and AST QMA Emerging Markets Equity Portfolio (the “Merged Portfolios”) for shares of AST Goldman Sachs Large-Cap Value Portfolio and AST AQR Emerging Markets Equity Portfolio (the “Acquiring Portfolios) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved each Plan at a meeting on February 16, 2017 and each reorganization took place on April 28, 2017.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AST Boston Partners Large-Cap Value Portfolio	$279,241,924	$211,667,766
AST QMA Emerging Markets Equity Portfolio	83,574,159	77,950,278

The purpose of the transactions was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 28, 2017:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Boston Partners Large-Cap Value Portfolio	14,105,232	AST Goldman Sachs Large-Cap Value Portfolio	9,871,267	$290,610,158
AST QMA Emerging Markets Equity Portfolio	8,186,162	AST AQR Emerging Markets Equity Portfolio	7,350,419	79,752,175

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation on investments	Acquiring Portfolio	Net Assets
AST Boston Partners Large-Cap Value Portfolio	$290,610,158	$ 67,574,158	AST Goldman Sachs Large-Cap Value Portfolio	$1,797,609,903
AST QMA Emerging Markets Equity Portfolio	79,752,175	5,623,881	AST AQR Emerging Markets Equity Portfolio	144,422,222

Assuming the acquisitions had been completed on January 1, 2017, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2017 would have been as follows:

Acquiring Portfolio	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Net increase (decrease) in net assets resulting from operations
AST Goldman Sachs Large-Cap Value Portfolio	$30,668,475	$ 179,943,390	$ 210,611,865

B23

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
AST AQR Emerging Markets Equity Portfolio	2,412,442	70,913,798	73,326,240

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2017) of the Acquiring Portfolios, plus Net investment income from the Merged Portfolios pre-merger as follows: AST Boston Partners Large-Cap Value Portfolio $1,599,613 and AST QMA Emerging Markets Equity Portfolio $(57,952).

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2017) of the Acquiring Portfolios, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: AST Boston Partners Large-Cap Value Portfolio $21,189,772 and AST QMA Emerging Markets Equity Portfolio $11,549,448.

Since both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since April 28, 2017 for the Plan.

10.	Other Risks

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Portfolios. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. The Portfolios’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets and Foreign Securities Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Geographic Concentration Risk: The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

B24

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolios may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Portfolios to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Municipal Bonds Risk:    Municipal bonds are subject to credit risk, market risk and interest rate risk. The Portfolios’ holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Portfolios’ yield or the value of the Portfolios’ investments in municipal bonds.

Non-diversification Risk:    The Portfolio is non-diversified, meaning that the Portfolio may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

US Government and Agency Securities Risk:    US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

B25

Financial Highlights

(unaudited)

	AST AQR Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,					February 25, 2013(c) through December 31, 2013
			2017(d)	2016(d)		2015(d)	2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.82		$9.50	$8.38		$9.92	$10.24	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.13	0.09		0.10	0.12	0.13
Net realized and unrealized gain (loss) on investments	(1.01)		3.19	1.03		(1.64)	(0.44)	0.11

Total from investment operations	(0.95)		3.32	1.12		(1.54)	(0.32)	0.24

Capital Contributions	—		—	—	(e)(f)	—	—	—

Net Asset Value, end of period	$11.87		$12.82	$9.50		$8.38	$9.92	$10.24

Total Return(a)	(7.41)%		34.95%	13.37	%(g)	(15.52)%	(3.13)%	2.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$196.7		$271.0	$162.6		$158.9	$263.8	$174.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.31	%(h)	1.39%	1.45%		1.37%	1.35%	1.40	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.31	%(h)	1.39%	1.45%		1.37%	1.35%	1.40	%(h)
Net investment income (loss)	0.99	%(h)	1.13%	0.99%		1.04%	1.16%	1.31	%(h)
Portfolio turnover rate(i)	51	%(j)	114%	81%		59%	69%	109	%(j)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

	AST Cohen & Steers Realty Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.57		$10.89	$10.39		$9.91	$7.57	$7.34

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.18	0.13		0.12	0.14	0.03
Net realized and unrealized gain (loss) on investments	0.05		0.50	0.37		0.36	2.20	0.20

Total from investment operations	0.16		0.68	0.50		0.48	2.34	0.23

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$11.73		$11.57	$10.89		$10.39	$9.91	$7.57

Total Return(a)	1.38%		6.24%	4.81	%(f)	4.84%	30.91%	3.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$624.7		$655.8	$675.6		$759.1	$857.4	$677.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(g)	1.04%	1.03%		1.03%	1.00%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(g)	1.10%	1.10%		1.10%	1.11%	1.11%
Net investment income (loss)	1.98	%(g)	1.63%	1.19%		1.14%	1.46%	0.45%
Portfolio turnover rate(h)	25	%(i)	79%	88%		59%	48%	77%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Goldman Sachs Large-Cap Value Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014(c)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.08		$28.32	$25.39		$26.62	$23.53	$17.62

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.42	0.46		0.33	0.27	0.24
Net realized and unrealized gain (loss) on investments	(0.82)		2.34	2.44		(1.56)	2.82	5.67

Total from investment operations	(0.65)		2.76	2.90		(1.23)	3.09	5.91

Capital Contributions	—	(d)(e)	—	0.03	(f)	—	—	—

Net Asset Value, end of period	$30.43		$31.08	$28.32		$25.39	$26.62	$23.53

Total Return(a)	(2.09	)%(g)	9.75%	11.54	%(h)	(4.62)%	13.13%	33.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,655.4		$2,221.1	$1,781.8		$2,124.9	$1,732.7	$1,652.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.81	%(i)	0.81%	0.82%		0.82%	0.83%	0.84%
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(i)	0.82%	0.83%		0.83%	0.84%	0.85%
Net investment income (loss)	1.10	%(i)	1.42%	1.80%		1.24%	1.09%	1.05%
Portfolio turnover rate(j)	95	%(k)	153%	132%		113%	74%	111%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.42%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.43		$7.42	$7.30		$7.74	$6.94	$5.25

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.02)		(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.38		2.03	0.13		(0.42)	0.82	1.72

Total from investment operations	0.37		2.01	0.11		(0.44)	0.80	1.69

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$9.80		$9.43	$7.42		$7.30	$7.74	$6.94

Total Return(a)	3.92	%(g)	27.09%	1.64	%(h)	(5.68)%	11.53%	32.19%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,406.1		$1,437.0	$1,182.8		$1,330.1	$712.6	$638.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(i)	0.98%	0.98%		1.03%	1.03%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.08	%(i)	1.08%	1.08%		1.10%	1.11%	1.12%
Net investment income (loss)	(0.28	)%(i)	(0.25)%	(0.21)%		(0.29)%	(0.25)%	(0.24)%
Portfolio turnover rate(j)	35	%(k)	57%	71%		128%	71%	51%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.50%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.75		$21.17	$17.03		$18.02	$16.81	$12.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.11	0.13		0.11	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.36		2.47	4.00		(1.10)	1.11	4.62

Total from investment operations	0.39		2.58	4.13		(0.99)	1.21	4.70

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$24.14		$23.75	$21.17		$17.03	$18.02	$16.81

Total Return(a)	1.64	%(g)	12.19%	24.31	%(h)	(5.49)%	7.20%	38.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$989.9		$1,024.5	$933.3		$800.7	$924.0	$877.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(i)	1.03%	1.04%		1.04%	1.05%	1.06%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(i)	1.04%	1.05%		1.05%	1.05%	1.06%
Net investment income (loss)	0.26	%(i)	0.49%	0.71%		0.60%	0.55%	0.64%
Portfolio turnover rate(j)	29	%(k)	56%	70%		47%	48%	75%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.25%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Hotchkis & Wiley Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$29.76		$24.96	$20.83		$22.59	$19.86	$14.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.38	0.34		0.35	0.62	0.27
Net realized and unrealized gain (loss) on investments	(0.30)		4.42	3.75		(2.11)	2.11	5.39

Total from investment operations	(0.03)		4.80	4.09		(1.76)	2.73	5.66

Capital Contributions	0.01	(d)	—	0.04	(e)	—	—	—

Net Asset Value, end of period	$29.74		$29.76	$24.96		$20.83	$22.59	$19.86

Total Return(a)	(0.07	)%(f)	19.23%	19.83	%(g)	(7.79)%	13.75%	39.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,806.8		$1,883.9	$1,437.7		$1,489.4	$1,402.8	$1,309.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.82	%(h)	0.83%	0.84%		0.84%	0.84%	0.79%
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(h)	0.83%	0.84%		0.84%	0.84%	0.84%
Net investment income (loss)	1.80	%(h)	1.41%	1.57%		1.56%	2.95%	1.59%
Portfolio turnover rate(i)	23	%(j)	33%	43%		48%	43%	36%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.10)%.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.64%.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST International Growth Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.93		$13.24	$13.76		$13.34	$14.12	$11.86

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.11	0.10		0.09	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.18		4.58	(0.64)		0.33	(0.87)	2.19

Total from investment operations	0.31		4.69	(0.54)		0.42	(0.78)	2.26

Capital Contributions	0.01	(d)	—	0.02	(e)	—	—	—

Net Asset Value, end of period	$18.25		$17.93	$13.24		$13.76	$13.34	$14.12

Total Return(a)	1.78	%(f)	35.42%	(3.78	)%(g)	3.15%	(5.52)%	19.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,498.0		$2,577.2	$1,959.1		$2,223.8	$2,721.7	$2,857.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.08	%(h)	1.08%	1.09%		1.09%	1.08%	1.11%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(h)	1.09%	1.10%		1.10%	1.10%	1.12%
Net investment income (loss)	1.42	%(h)	0.67%	0.78%		0.64%	0.66%	0.52%
Portfolio turnover rate(i)	17	%(j)	48%	61%		50%	56%	115%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.72%.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.93)%.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

	AST International Value Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.32		$17.36	$17.26		$17.12	$18.35	$15.36

Income (Loss) From Investment Operations:
Net investment income (loss)	0.35		0.42	0.38		0.35	0.36	0.29
Net realized and unrealized gain (loss) on investments	(1.34)		3.54	(0.32)		(0.21)	(1.59)	2.70

Total from investment operations	(0.99)		3.96	0.06		0.14	(1.23)	2.99

Capital Contributions	0.01	(d)	—	0.04	(e)	—	—	—

Net Asset Value, end of period	$20.34		$21.32	$17.36		$17.26	$17.12	$18.35

Total Return(a)	(4.60	)%(f)	22.81%	0.58	%(g)	0.82%	(6.70)%	19.47%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,085.7		$2,321.7	$1,908.1		$2,029.2	$2,436.4	$2,544.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(h)	1.10%	1.10%		1.11%	1.10%	1.11%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(h)	1.10%	1.10%		1.11%	1.10%	1.11%
Net investment income (loss)	3.29	%(h)	2.18%	2.26%		1.96%	2.10%	1.76%
Portfolio turnover rate(i)	11	%(j)	21%	28%		22%	79%	39%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.65)%.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.35%.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST J.P. Morgan International Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$30.80		$23.76	$23.31		$23.98	$25.61	$22.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.46		0.43	0.42		0.41	0.72	0.38
Net realized and unrealized gain (loss) on investments	(1.98)		6.61	(0.02)		(1.08)	(2.35)	3.03

Total from investment operations	(1.52)		7.04	0.40		(0.67)	(1.63)	3.41

Capital Contributions	0.01	(d)	—	0.05	(e)	—	—	—

Net Asset Value, end of period	$29.29		$30.80	$23.76		$23.31	$23.98	$25.61

Total Return(a)	(4.90	)%(f)	29.63%	1.93	%(g)	(2.79)%	(6.36)%	15.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$446.7		$481.2	$359.2		$389.2	$427.7	$467.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(h)	1.01%	1.03%		1.02%	1.02%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(h)	1.01%	1.03%		1.02%	1.02%	1.03%
Net investment income (loss)	3.00	%(h)	1.57%	1.81%		1.63%	2.84%	1.60%
Portfolio turnover rate(i)	15	%(j)	18%	24%		13%	12%	15%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.93)%.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.72%.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$31.05		$22.86	$23.20		$20.97	$19.15	$14.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		(0.03)	(0.03)		(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	3.33		8.22	(0.31)		2.29	1.87	5.15

Total from investment operations	3.36		8.19	(0.34)		2.23	1.82	5.12

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$34.41		$31.05	$22.86		$23.20	$20.97	$19.15

Total Return(a)	10.82	%(g)	35.83%	(1.47	)%(g)	10.63%	9.50%	36.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,229.6		$1,152.0	$784.0		$1,097.4	$711.3	$815.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(h)	0.99%	1.00%		0.99%	1.00%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(h)	0.99%	1.00%		0.99%	1.00%	1.01%
Net investment income (loss)	0.16	%(h)	(0.12)%	(0.15)%		(0.27)%	(0.24)%	(0.19)%
Portfolio turnover rate(i)	18	%(j)	61%	42%		36%	34%	46%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$49.87		$37.50	$35.52		$32.27	$29.18	$21.36

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.18	0.22		0.17	0.16	0.01
Net realized and unrealized gain (loss) on investments	1.59		12.19	1.71		3.08	2.93	7.81

Total from investment operations	1.69		12.37	1.93		3.25	3.09	7.82

Capital Contributions	—	(d)(e)	—	0.05	(f)	—	—	—

Net Asset Value, end of period	$51.56		$49.87	$37.50		$35.52	$32.27	$29.18

Total Return(a)	3.39	%(g)	32.99%	5.57	%(h)	10.07%	10.59%	36.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,857.9		$2,954.2	$2,292.9		$2,434.0	$2,957.4	$2,156.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.91	%(i)	0.91%	0.92%		0.92%	0.92%	0.96%
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(i)	0.97%	0.98%		0.98%	0.98%	0.99%
Net investment income (loss)	0.37	%(i)	0.41%	0.61%		0.49%	0.53%	0.05%
Portfolio turnover rate(j)	7	%(k)	13%	13%		10%	37%	146%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 5.43%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST MFS Global Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.52		$16.57	$15.47		$15.70	$15.15	$11.87

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.15	0.13		0.13	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.59)		3.80	0.95		(0.36)	0.41	3.17

Total from investment operations	(0.44)		3.95	1.08		(0.23)	0.55	3.28

Capital Contributions	—	(d)(e)	—	0.02	(f)	—	—	—

Net Asset Value, end of period	$20.08		$20.52	$16.57		$15.47	$15.70	$15.15

Total Return(a)	(2.14	)%(g)	23.84%	7.11	%(h)	(1.46)%	3.63%	27.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$699.4		$753.5	$614.9		$619.9	$643.9	$594.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(i)	1.11%	1.13%		1.12%	1.13%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(i)	1.11%	1.13%		1.12%	1.13%	1.14%
Net investment income (loss)	1.46	%(i)	0.81%	0.81%		0.80%	0.96%	0.80%
Portfolio turnover rate(j)	6	%(k)	10%	28%		17%	11%	13%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.98%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST MFS Growth Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.71		$18.14	$17.80		$16.59	$15.27	$11.17

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.02)	(0.03)		(0.02)	(0.01)	— (d)
Net realized and unrealized gain (loss) on investments	2.91		5.59	0.36		1.23	1.33	4.10

Total from investment operations	2.88		5.57	0.33		1.21	1.32	4.10

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$26.59		$23.71	$18.14		$17.80	$16.59	$15.27

Total Return(a)	12.15	%(g)	30.71%	1.91	%(h)	7.29%	8.64%	36.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,293.3		$1,217.1	$1,069.7		$1,182.3	$1,417.5	$1,371.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(i)	0.99%	0.99%		0.99%	0.99%	0.89%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(i)	0.99%	0.99%		0.99%	0.99%	1.00%
Net investment income (loss)	(0.22	)%(i)	(0.11)%	(0.16)%		(0.12)%	(0.08)%	(0.02)%
Portfolio turnover rate(j)	10	%(k)	29%	29%		30%	37%	42%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.85%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST MFS Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.10		$17.13	$15.10		$15.21	$13.80	$10.26

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.24	0.24		0.22	0.28	0.17
Net realized and unrealized gain (loss) on investments	(0.91)		2.73	1.79		(0.33)	1.13	3.37

Total from investment operations	(0.77)		2.97	2.03		(0.11)	1.41	3.54

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$19.33		$20.10	$17.13		$15.10	$15.21	$13.80

Total Return(a)	(3.83	)%(g)	17.34%	13.44	%(g)	(0.72)%	10.22%	34.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,498.1		$1,579.2	$1,160.4		$587.6	$626.4	$559.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(h)	0.93%	0.95%		0.96%	0.97%	0.97%
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(h)	0.93%	0.95%		0.96%	0.97%	0.98%
Net investment income (loss)	1.41	%(h)	1.29%	1.47%		1.45%	2.01%	1.45%
Portfolio turnover rate(i)	5	%(j)	16%	33%		17%	14%	50%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$34.91		$30.68	$25.95		$27.50	$24.07	$16.95

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.40	0.34		0.39	0.27	0.31
Net realized and unrealized gain (loss) on investments	(0.30)		3.83	4.36		(1.94)	3.16	6.81

Total from investment operations	(0.09)		4.23	4.70		(1.55)	3.43	7.12

Capital Contributions	—	(d)(e)	—	0.03	(f)	—	—	—

Net Asset Value, end of period	$34.82		$34.91	$30.68		$25.95	$27.50	$24.07

Total Return(a)	(0.26	)%(g)	13.79%	18.23	%(h)	(5.64)%	14.25%	42.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$925.3		$1,009.1	$918.5		$810.2	$993.2	$945.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(i)	0.99%	1.00%		1.00%	1.00%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(i)	0.99%	1.00%		1.00%	1.00%	1.01%
Net investment income (loss)	1.18	%(i)	1.23%	1.25%		1.43%	1.04%	1.47%
Portfolio turnover rate(j)	9	%(k)	27%	30%		22%	20%	29%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 18.11%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$10.11		$8.00	$7.12		$8.55	$8.97	$8.95

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.12	0.10		0.12	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.87)		1.99	0.78		(1.55)	(0.54)	(0.08)

Total from investment operations	(0.77)		2.11	0.88		(1.43)	(0.42)	0.02

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$9.34		$10.11	$8.00		$7.12	$8.55	$8.97

Total Return(a)	(7.62)%		26.38%	12.36	%(f)	(16.73)%	(4.68)%	0.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$424.6		$510.5	$411.7		$401.9	$583.9	$682.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.37	%(g)	1.39%	1.48%		1.45%	1.42%	1.41%
Expenses Before Waivers and/or Expense Reimbursement	1.37	%(g)	1.39%	1.48%		1.45%	1.42%	1.42%
Net investment income (loss)	2.02	%(g)	1.30%	1.28%		1.42%	1.31%	1.16%
Portfolio turnover rate(h)	4	%(i)	13%	34%		12%	9%	28%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA Large-Cap Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,					April 29, 2013(c) through December 31, 2013
			2017(d)	2016(d)		2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.60		$15.32	$13.82		$13.61	$11.81	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.17	0.19		0.20	0.16	0.10
Net realized and unrealized gain (loss) on investments	0.32		3.11	1.31		0.01	1.64	1.71

Total from investment operations	0.40		3.28	1.50		0.21	1.80	1.81

Capital Contributions	—	(e)(f)	—	—	(e)(g)	—	—	—

Net Asset Value, end of period	$19.00		$18.60	$15.32		$13.82	$13.61	$11.81

Total Return(a)	2.15	%(h)	21.41%	10.85	%(h)	1.54%	15.24%	18.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,582.6		$2,653.6	$2,946.6		$2,904.4	$2,791.5	$2,622.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.81	%(i)	0.81%	0.80%		0.81%	0.81%	0.82	%(i)
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(i)	0.82%	0.82%		0.82%	0.83%	0.83	%(i)
Net investment income (loss)	0.90	%(i)	1.05%	1.34%		1.45%	1.19%	1.34	%(i)
Portfolio turnover rate(j)	39	%(k)	87%	90%		96%	89%	77	%(k)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(h)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Small-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014(c)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$44.51		$35.92	$32.05		$31.80	$30.63	$22.66

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.11)		(0.19)	(0.10)		(0.20)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	4.97		8.78	3.96		0.45	1.33	8.04

Total from investment operations	4.86		8.59	3.86		0.25	1.17	7.97

Capital Contributions	—		—	0.01	(d)	—	—	—

Net Asset Value, end of period	$49.37		$44.51	$35.92		$32.05	$31.80	$30.63

Total Return(a)	10.92%		23.91%	12.07	%(e)	0.79%	3.82%	35.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$941.5		$884.2	$756.0		$737.4	$866.6	$894.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(f)	0.99%	1.00%		1.00%	1.01%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(f)	0.99%	1.01%		1.00%	1.01%	1.01%
Net investment income (loss)	(0.48	)%(f)	(0.49)%	(0.31)%		(0.59)%	(0.52)%	(0.29)%
Portfolio turnover rate(g)	31	%(h)	60%	91%		46%	87%	63%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 12.04%.

(f)	Annualized.

(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Small-Cap Growth Opportunities Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.82		$15.53	$14.41		$14.23	$13.56	$9.63

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.08)	(0.04)		(0.04)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	2.05		4.37	1.15		0.22	0.70	3.98

Total from investment operations	2.01		4.29	1.11		0.18	0.67	3.93

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$21.83		$19.82	$15.53		$14.41	$14.23	$13.56

Total Return(a)	10.14	%(g)	27.62%	7.77	%(h)	1.26%	4.94%	40.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$901.0		$852.4	$722.2		$746.8	$801.8	$827.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(i)	1.05%	1.06%		1.05%	1.07%	1.08%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(i)	1.05%	1.06%		1.05%	1.07%	1.09%
Net investment income (loss)	(0.43	)%(i)	(0.47)%	(0.27)%		(0.24)%	(0.12)%	(0.44)%
Portfolio turnover rate(j)	37	%(k)	57%	71%		69%	184%	84%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.70%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Small-Cap Value Portfolio
	SixMonths Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014(c)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$28.64		$26.68	$20.65		$21.58	$20.50	$14.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.14	0.11		0.15	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.80		1.82	5.88		(1.08)	0.96	5.44

Total from investment operations	0.89		1.96	5.99		(0.93)	1.08	5.58

Capital Contributions	—	(d)(e)	—	0.04	(f)	—	—	—

Net Asset Value, end of period	$29.53		$28.64	$26.68		$20.65	$21.58	$20.50

Total Return(a)	3.11	%(g)	7.35%	29.20	%(h)	(4.31)%	5.27%	37.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$919.3		$978.6	$1,065.6		$940.6	$1,156.7	$1,220.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(i)	0.99%	1.00%		1.00%	1.00%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(i)	0.99%	1.00%		1.00%	1.00%	1.01%
Net investment income (loss)	0.60	%(i)	0.53%	0.49%		0.72%	0.57%	0.73%
Portfolio turnover rate(j)	25	%(k)	50%	52%		63%	36%	65%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 29.01%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$34.65		$25.13	$24.47		$22.33	$20.61	$14.31

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(0.02)	(0.01)		(0.07)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	4.13		9.54	0.65		2.21	1.79	6.35

Total from investment operations	4.13		9.52	0.64		2.14	1.72	6.30

Capital Contributions	—	(e)(f)	—	0.02	(g)	—	—	—

Net Asset Value, end of period	$38.78		$34.65	$25.13		$24.47	$22.33	$20.61

Total Return(a)	11.92	%(h)	37.88%	2.70	%(i)	9.58%	8.35%	44.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,800.2		$2,621.5	$1,663.8		$1,978.9	$1,796.0	$1,884.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(j)	0.92%	0.95%		0.95%	0.95%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(j)	0.94%	0.96%		0.96%	0.97%	0.97%
Net investment income (loss)	(0.02	)%(j)	(0.08)%	(0.06)%		(0.31)%	(0.34)%	(0.29)%
Portfolio turnover rate(k)	17	%(l)	41%	42%		47%	52%	44%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $(0.005) per share.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(h)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.62%.

(j)	Annualized.

(k)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Not annualized.

	AST T. Rowe Price Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$15.14		$12.99	$12.24		$13.03	$12.83	$9.53

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.23	0.20		0.16	0.16	0.13
Net realized and unrealized gain (loss) on investments	(0.29)		1.92	0.54		(0.95)	0.04	3.17

Total from investment operations	(0.17)		2.15	0.74		(0.79)	0.20	3.30

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$14.97		$15.14	$12.99		$12.24	$13.03	$12.83

Total Return(a)	(1.12	)%(g)	16.55%	6.13	%(h)	(6.06)%	1.56%	34.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,231.0		$1,272.0	$860.7		$708.5	$827.4	$855.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.86	%(i)	0.83%	0.81%		0.80%	0.86%	0.94%
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(i)	0.94%	0.96%		0.95%	0.95%	0.97%
Net investment income (loss)	1.54	%(i)	1.65%	1.63%		1.27%	1.22%	1.18%
Portfolio turnover rate(j)	24	%(k)	41%	167%		63%	62%	138%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.05%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(unaudited)

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.12		$20.96	$16.82		$20.83	$22.73	$19.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.41	0.21		0.17	0.15	0.11
Net realized and unrealized gain (loss) on investments	0.08		1.75	3.90		(4.18)	(2.05)	2.92

Total from investment operations	0.28		2.16	4.11		(4.01)	(1.90)	3.03

Capital Contributions	—	(d)(e)	—	0.03	(f)	—	—	—

Net Asset Value, end of period	$23.40		$23.12	$20.96		$16.82	$20.83	$22.73

Total Return(a)	1.21	%(g)	10.31%	24.61	%(h)	(19.25)%	(8.36)%	15.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$496.2		$543.1	$528.5		$416.5	$579.4	$665.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(i)	1.02%	1.03%		1.04%	1.02%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(i)	1.02%	1.03%		1.04%	1.02%	1.02%
Net investment income (loss)	1.71	%(i)	1.94%	1.09%		0.85%	0.55%	0.51%
Portfolio turnover rate(j)	30	%(k)	84%	93%		87%	68%	65%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.43%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Templeton Global Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014(c)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.00		$10.78	$10.33		$10.83	$10.77	$11.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.42	0.28		0.21	0.18	0.15
Net realized and unrealized gain (loss) on investments	(0.40)		(0.20)	0.17		(0.71)	(0.12)	(0.57)

Total from investment operations	(0.18)		0.22	0.45		(0.50)	0.06	(0.42)

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$10.82		$11.00	$10.78		$10.33	$10.83	$10.77

Total Return(a)	(1.64)%		2.04%	4.36	%(f)	(4.62)%	0.56%	(3.75)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$343.7		$360.8	$340.5		$352.6	$661.2	$578.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(g)	0.95%	0.98%		0.97%	0.96%	0.95%
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(g)	0.95%	0.98%		0.97%	0.97%	0.98%
Net investment income (loss)	4.08	%(g)	3.80%	2.69%		1.98%	1.62%	1.58%
Portfolio turnover rate(h)	9	%(i)	36%	68%		60%	54%	139%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(unaudited)

	AST WEDGE Capital Mid-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$25.78		$21.75	$19.08		$20.43	$17.77	$13.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.17	0.25		0.20	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.34)		3.86	2.39		(1.55)	2.55	4.23

Total from investment operations	(0.25)		4.03	2.64		(1.35)	2.66	4.36

Capital Contributions	—		—	0.03	(d)	—	—	—

Net Asset Value, end of period	$25.53		$25.78	$21.75		$19.08	$20.43	$17.77

Total Return(a)	(0.97)%		18.53%	13.99	%(e)	(6.61)%	14.97%	32.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$381.0		$426.2	$373.2		$359.5	$459.3	$436.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(f)	1.06%	1.06%		1.07%	1.08%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(f)	1.07%	1.07%		1.07%	1.08%	1.07%
Net investment income (loss)	0.74	%(f)	0.74%	1.29%		0.96%	0.56%	0.87%
Portfolio turnover rate(g)	22	%(h)	27%	35%		58%	21%	21%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 13.83%.

(f)	Annualized.

(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(h)	Not annualized.

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$15.21		$13.39	$12.57		$12.65	$11.99	$9.95

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.11	0.09		0.08	0.11	0.08
Net realized and unrealized gain (loss) on investments	(0.04)		1.71	0.73		(0.16)	0.55	1.96

Total from investment operations	0.03		1.82	0.82		(0.08)	0.66	2.04

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$15.24		$15.21	$13.39		$12.57	$12.65	$11.99

Total Return(a)	0.20	%(g)	13.59%	6.52	%(g)	(0.63)%	5.50%	20.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,085.9		$2,230.6	$2,090.8		$2,121.9	$2,228.3	$1,843.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(h)	1.08%	1.09%		1.09%	0.99%	0.97%
Expenses Before Waivers and/or Expense Reimbursement	1.08	%(h)	1.09%	1.09%		1.09%	1.10%	1.12%
Net investment income (loss)	0.97	%(h)	0.80%	0.71%		0.62%	0.90%	0.74%
Portfolio turnover rate(i)	25	%(j)	59%	65%		55%	76%	56%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to

[1]	PGIM Investments serves as the sole investment manager for the AST AQR Emerging Markets Equity Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AQR Emerging Markets Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed over the one-year period.

•

The Board noted PGIM Investments’ explanation that the Portfolio’s underperformance was attributable to the Portfolio’s value investment style, while investors favored high growth equities during the period.

•

The Board also noted that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and Peer Universe median for the period January 1, 2018 to March 31, 2018.

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.052% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted information provided by the Manager, which indicated that the subadviser had recently restructured its portfolio management team in order to address the Portfolio’s performance.

•	The Board noted that it would continue to closely monitor the performance of the Portfolio and consider strategic alternatives if performance does not improve.

•	The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2019.

•	The Board also noted that the Manager agreed to implement an additional contractual management fee waiver of 0.015% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fee: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed over the three- and five-year periods.

•

The Board considered additional information provided by the Manager indicating that the Portfolio had historically experienced strong periods of outperformance after periods of underperformance. In this regard, the Board noted that while the Portfolio had underperformed in 2015 and 2016, it had outperformed its benchmark index and Peer Universe median over the 2017 calendar year.

•	The Board noted that the Manager had contractually agreed to waive 0.10% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Hotchkis & Wiley Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.011% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, though it underperformed its benchmark index over the one- and five-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and ten-year periods, though it underperformed its benchmark index over the five-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.06% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees:*
Net Total Expenses:*

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of four funds

AST MFS Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	3rdQuartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed over the three-, and ten-year periods.

•	The Board considered PGIM Investments’ assertion that the Portfolio’s underperformance was primarily concentrated during the second half of 2017.

•

The Board noted that the Portfolio’s more recent performance had shown improvement, with the Portfolio outperforming the median of its Peer Universe over the one-and three-year periods ended April 30, 2018, and outperforming its benchmark index over the one-, three- and five-year periods ended April 30, 2018.

•	The Board noted that the Manager had contractually agreed to waive 0.014% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered information provided by the Manager which indicated that the Portfolio’s underperformance was partly attributable to its investment strategy relative to peers, which underweights larger emerging market countries in the Portfolio’s benchmark, such that the Portfolio is likely to underperform when the largest emerging market countries outperform as they did in 2017.

•

The Board considered more recent performance information provided by the Manager, which indicated that the Portfolio’s performance year-to-date through April 30, 2018 had improved, with the Portfolio outperforming its benchmark index by 12 basis points and its Peer Universe median by 95 basis points.

•	The Board noted that it would continue to closely monitor the Portfolio’s performance.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Large-Cap Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by it as a result of an underlying voluntary subadviser fee discount, and approved the replacement of this voluntary arrangement with a contractual waiver of 0.015% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.036% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio out performed its benchmark index over the one-year period, though it underperformed over the three-, five-, and ten-year periods.

•

The Board noted that in October 2016, the Portfolio adopted new investment policies and investment strategies, and a new subadviser assumed responsibility for managing the Portfolio, and that as a result, the Portfolio’s prior performance was not attributable to the Portfolio’s current subadviser.

•	The Board noted that the Manager had contractually agreed to waive 0.040% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the one- and three-year periods.

•

The Board considered information provided by the Manager, which indicated that the Portfolio’s underperformance was primarily driven by its results during the 2017 calendar year, and that the Portfolio had demonstrated the ability to rebound from periods of underperformance in the past.

•

The Board considered more recent performance information provided by the Manager, which indicated that the Portfolio’s performance year-to-date through April 30, 2018 had improved, with the Portfolio outperforming its benchmark index by 222 basis points and its Peer Universe median by 260 basis points.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST WEDGE Capital Mid-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.01% of its investment management fee through June 30, 2019.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed over the one- and ten-year periods.

•

The Board considered information provided by the Manager, which indicated that the Portfolio’s underperformance was primarily isolated to the 2017 calendar year and partly attributable to the Portfolio’s defensive orientation.

•

In this regard, the Board noted information provided by PGIM Investments indicating that during a pullback in the equity markets in 2015, the Portfolio outperformed its Peer Universe median by 30 basis points.

•	The Board noted that the Manager had contractually agreed to waive 0.055% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

U.S. POSTAGE

PAID

DWIGHT, IL

PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Bond Portfolio 2018

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Global Real Estate Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Bond Portfolio 2018	A1
	AST Bond Portfolio 2019	A10
	AST Bond Portfolio 2020	A22
	AST Bond Portfolio 2021	A33
	AST Bond Portfolio 2022	A45
	AST Bond Portfolio 2023	A57
	AST Bond Portfolio 2024	A69
	AST Bond Portfolio 2025	A82
	AST Bond Portfolio 2026	A94
	AST Bond Portfolio 2027	A108
	AST Bond Portfolio 2028	A122
	AST Bond Portfolio 2029	A134
	AST Global Real Estate Portfolio	A142
	AST High Yield Portfolio	A146
	AST Investment Grade Bond Portfolio	A180
	AST Lord Abbett Core Fixed Income Portfolio	A204
	AST Prudential Core Bond Portfolio	A225
	AST QMA US Equity Alpha Portfolio	A267
	AST Quantitative Modeling Portfolio	A281
	AST Western Asset Core Plus Bond Portfolio	A284
	AST Western Asset Emerging Markets Debt Portfolio	A333
	Glossary	A346

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin President, Advanced Series Trust

July 31, 2018

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2018

AST Bond Portfolio 2018
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	31.9%
Corporate Bonds	20.3%
Asset-Backed Securities	11.3%
Commercial Mortgage-Backed Securities	9.0%
U.S. Government Agency Obligations	4.8%

AST Bond Portfolio 2019
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	49.5%
Corporate Bonds	14.7%
Asset-Backed Securities	9.6%
Sovereign Bonds	4.5%
Commercial Mortgage-Backed Securities	3.0%

AST Bond Portfolio 2020
Fund Composition	(% of Net Assets	)
Corporate Bonds	40.3%
Asset-Backed Securities	22.3%
Commercial Mortgage-Backed Securities	17.9%
U.S. Government Agency Obligations	6.0%
U.S. Treasury Obligations	4.4%

AST Bond Portfolio 2021
Fund Composition	(% of Net Assets	)
Corporate Bonds	28.3%
Asset-Backed Securities	26.1%
Commercial Mortgage-Backed Securities	22.3%
U.S. Government Agency Obligations	10.2%
U.S. Treasury Obligations	7.9%

AST Bond Portfolio 2022
Fund Composition	(% of Net Assets	)
Corporate Bonds	31.2%
Asset-Backed Securities	26.7%
Commercial Mortgage-Backed Securities	20.4%
U.S. Treasury Obligations	9.4%
U.S. Government Agency Obligations	4.7%

AST Bond Portfolio 2023
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	25.8%
Asset-Backed Securities	23.2%
Corporate Bonds	19.4%
Commercial Mortgage-Backed Securities	19.2%
Sovereign Bonds	2.7%

AST Bond Portfolio 2024
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	29.6%
Asset-Backed Securities	18.7%
Commercial Mortgage-Backed Securities	17.1%
U.S. Government Agency Obligations	14.4%
Corporate Bonds	13.5%

AST Bond Portfolio 2025
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	43.9%
Commercial Mortgage-Backed Securities	19.0%
Asset-Backed Securities	16.4%
Corporate Bonds	8.5%
U.S. Government Agency Obligations	4.7%

AST Bond Portfolio 2026
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	35.6%
Asset-Backed Securities	22.0%
Commercial Mortgage-Backed Securities	16.4%
Corporate Bonds	11.8%
U.S. Government Agency Obligations	9.0%

AST Bond Portfolio 2027
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	27.0%
Asset-Backed Securities	24.4%
Commercial Mortgage-Backed Securities	18.1%
Corporate Bonds	13.4%
U.S. Government Agency Obligations	11.6%

AST Bond Portfolio 2028
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	38.1%
Asset-Backed Securities	19.0%
Commercial Mortgage-Backed Securities	18.5%
Corporate Bonds	12.2%
U.S. Government Agency Obligations	5.8%

AST Bond Portfolio 2029
Fund Composition	(% of Net Assets	)
U.S. Government Agency Obligations	29.2%
U.S. Treasury Obligations	21.1%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds	13.3%
Asset-Backed Securities	11.0%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2018

AST Global Real Estate
Five Largest Holdings	(% of Net Assets	)
Welltower, Inc., REIT	3.9%
AvalonBay Communities, Inc.	3.3%
UDR, Inc., REIT	2.6%
Unibail-Rodamco-Westfield (France)	2.4%
Simon Property Group, Inc., REIT	2.3%

AST High Yield
Fund Composition	(% of Net Assets	)
Corporate Bonds	88.6%
Asset-Backed Securities	4.7%
Bank Loans	3.5%
Common Stocks	0.6%
Preferred Stocks	0.2%

AST Investment Grade Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	40.5%
U.S. Treasury Obligations	22.5%
Commercial Mortgage-Backed Securities	16.0%
Asset-Backed Securities	11.7%
Sovereign Bonds	2.5%

AST Lord Abbett Core Fixed Income
Fund Composition	(% of Net Assets	)
Asset-Backed Securities	26.2%
U.S. Government Agency Obligations	25.7%
U.S. Treasury Obligations	24.9%
Corporate Bonds	23.2%
Commercial Mortgage-Backed Securities	7.0%

AST Prudential Core Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	32.5%
Asset-Backed Securities	22.2%
Commercial Mortgage-Backed Securities	19.2%
U.S. Government Agency Obligations	10.0%
Residential Mortgage-Backed Securities	5.7%

AST QMA US Equity Alpha
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	2.8%
Apple, Inc.	2.6%
Facebook, Inc. (Class A Stock)	2.5%
JPMorgan Chase & Co.	2.1%
Alphabet, Inc. (Class C Stock)	1.9%

AST Quantitative Modeling
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	10.0%
AST QMA Large-Cap Portfolio	10.0%
AST International Growth Portfolio	6.0%
AST International Value Portfolio	6.0%
AST ClearBridge Dividend Growth Portfolio	5.7%

AST Western Asset Core Plus Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	32.9%
U.S. Government Agency Obligations	25.8%
Residential Mortgage-Backed Securities	11.9%
Sovereign Bonds	7.3%
U.S. Treasury Obligations	7.2%

AST Western Asset Emerging Markets Debt
Fund Composition	(% of Net Assets	)
Sovereign Bonds	62.7%
Foreign Bonds	32.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2018	Actual	$1,000.00	$1,002.40	0.83%	$4.12
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Bond Portfolio 2019	Actual	$1,000.00	$997.20	0.90%	$4.46
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST Bond Portfolio 2020	Actual	$1,000.00	$991.20	0.93%	$4.59
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2021	Actual	$1,000.00	$983.80	0.88%	$4.33
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST Bond Portfolio 2022	Actual	$1,000.00	$977.20	0.93%	$4.56
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2023	Actual	$1,000.00	$973.70	0.93%	$4.55
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2024	Actual	$1,000.00	$968.70	0.89%	$4.34
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
AST Bond Portfolio 2025	Actual	$1,000.00	$966.50	0.93%	$4.53
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2026	Actual	$1,000.00	$961.20	0.80%	$3.89
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Bond Portfolio 2027	Actual	$1,000.00	$958.40	0.79%	$3.84
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2018

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2028	Actual	$1,000.00	$950.10	0.93%	$4.50
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Bond Portfolio 2029	Actual**	$1,000.00	$956.00	0.93%	$4.46
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Global Real Estate Portfolio	Actual	$1,000.00	$1,003.20	1.14%	$5.66
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
AST High Yield Portfolio	Actual	$1,000.00	$1,007.00	0.86%	$4.28
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST Investment Grade Bond Portfolio	Actual	$1,000.00	$978.70	0.71%	$3.48
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56
AST Lord Abbett Core Fixed Income Portfolio	Actual	$1,000.00	$982.60	0.75%	$3.69
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
AST Prudential Core Bond Portfolio	Actual	$1,000.00	$979.70	0.74%	$3.63
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$1,018.00	1.59%	$7.96
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95
AST Quantitative Modeling Portfolio	Actual	$1,000.00	$1,006.60	1.15%	$5.72
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$968.80	0.74%	$3.61
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST Western Asset Emerging Markets Debt Portfolio	Actual	$1,000.00	$932.40	1.05%	$5.03
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST Bond Portfolio 2029 are calculated using the 179 day period ended June 30, 2018 due to the Portfolio’s commencement of operations on January 2, 2018.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 81.1% ASSET-BACKED SECURITIES — 11.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 6.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	$599,423
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 1 Month LIBOR + 0.500%, 144A	2.573%	(c)	07/15/20	1,500	1,500,101
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	659	657,754
Ford Credit Floorplan Master Owner Trust, Series 4, Class A2, 1 Month LIBOR + 0.600%	2.673%	(c)	08/15/20	1,500	1,500,691
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.373%	(c)	07/15/19	228	227,890
World Omni Automobile Lease Securitization Trust 2016-A, Series A, Class A2B, 1 Month LIBOR + 0.410%	2.483%	(c)	02/15/19	2	1,674

					4,487,533

Collateralized Loan Obligations — 5.0%
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.598%	(c)	07/15/29	250	250,649
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.348%	(c)	04/15/29	188	187,549
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.789%	(c)	10/20/29	250	251,010
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	07/15/26	1,000	999,862
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	500	499,826
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	500	497,556
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	3.479%	(c)	04/20/25	149	149,467
TICP CLO Ltd. (Cayman Islands), Series 3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199%	(c)	04/20/28	750	750,004

					3,585,923

TOTAL ASSET-BACKED SECURITIES (cost $8,075,019)					8,073,456

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.0%
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	328	327,706
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,195,969
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	624	601,125
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	997,636

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	30	$29,536
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,271	2,270,998
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	979,187

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,512,491)					6,402,157

CORPORATE BONDS — 20.3%
Banks — 7.7%
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	310	297,116
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	280	271,025
Cooperatieve Rabobank UA (Netherlands), Cert. of Deposit, 1 Month LIBOR + 0.210%	2.283%	(c)	11/15/18	1,000	1,000,118
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	315,279
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	625	647,336
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	308,515
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	850	873,910
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	1,175	1,215,640
PNC Bank NA, Sub. Notes	2.950%		01/30/23	610	591,557

					5,520,496

Biotechnology — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	610	606,028

Computers — 0.8%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	32	32,046
NetApp, Inc., Sr. Unsec’d. Notes	2.000%		09/27/19	510	502,881

					534,927

Electric — 0.7%
Duke Energy Progress LLC, First Mortgage	5.300%		01/15/19	125	127,263
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	385	395,491

					522,754

Foods — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%		02/10/20	209	216,143

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	170	176,512

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	235	234,066

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	150	153,023
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	385	399,588

					552,611

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Machinery-Diversified — 0.7%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		10/15/21	185	$185,394
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%		07/12/21	300	305,748

					491,142

Media — 0.7%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	480	476,417

Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	30	31,203

Multi-National — 4.2%
FMS Wertmanagement (Germany), Gov’t Gtd. Notes	1.625%		11/20/18	1,300	1,296,688
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%		09/04/18	1,700	1,698,226

					2,994,914

Pipelines — 0.5%
ONEOK Partners LP, Gtd. Notes	3.200%		09/15/18	325	325,193

Telecommunications — 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	1,070	1,081,141
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	300	301,334

					1,382,475

Transportation — 0.6%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	450	462,214

TOTAL CORPORATE BONDS (cost $14,485,553)					14,527,095

SOVEREIGN BONDS — 3.8%
Caisse des Depots et Consignations (France), Sr. Unsec’d. Notes, EMTN	1.500%		11/13/18	200	199,265
Municipality Finance PLC (Finland), Gov’t Gtd. Notes, 144A	1.250%		09/10/18	300	299,436
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000%		09/27/18	500	499,594
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	1,700	1,694,519

TOTAL SOVEREIGN BONDS (cost $2,694,655)					2,692,814

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Federal Farm Credit Discount Notes	1.537%	(s)	07/09/18	300	299,891
Federal Farm Credit Discount Notes	1.571%	(s)	07/30/18	200	199,709
Federal Home Loan Bank	1.639%	(s)	08/14/18	700	698,395
Federal Home Loan Mortgage Corp.	1.534%	(s)	07/18/18	100	99,917
Federal National Mortgage Assoc.	1.500%		07/30/20	1,350	1,319,333
Freddie Mac Coupon Strips	2.007%	(s)	07/15/18	700	699,470
Government National Mortgage Assoc.	4.000%		02/15/39	11	11,200
Government National Mortgage Assoc.	4.000%		12/15/40	98	101,162

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,448,725)					3,429,077

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. TREASURY OBLIGATIONS — 31.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Bonds	2.750%		08/15/47	110	$104,968
U.S. Treasury Bonds	2.875%		08/15/45	345	338,113
U.S. Treasury Bonds	3.000%		02/15/47	150	150,540
U.S. Treasury Bonds	3.000%		05/15/47	175	175,513
U.S. Treasury Bonds(a)	3.000%		02/15/48	220	220,739
U.S. Treasury Notes	0.750%		07/31/18	160	159,864
U.S. Treasury Notes	0.750%		10/31/18	9,020	8,982,652
U.S. Treasury Notes	1.875%		03/31/22	1,025	995,571
U.S. Treasury Notes	2.000%		06/30/24	1,500	1,434,551
U.S. Treasury Notes	2.125%		06/30/22	1,710	1,673,061
U.S. Treasury Notes(k)	2.125%		05/15/25	6,600	6,315,633
U.S. Treasury Notes	2.250%		11/15/25	960	923,288
U.S. Treasury Notes	2.500%		05/31/20	1,120	1,119,475
U.S. Treasury Notes	2.625%		06/30/23	55	54,731
U.S. Treasury Notes	2.750%		05/31/23	85	85,106
U.S. Treasury Notes	2.875%		05/31/25	35	35,134

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,080,803)					22,768,939

TOTAL LONG-TERM INVESTMENTS (cost $58,297,246)					57,893,538

SHORT-TERM INVESTMENTS — 8.4%				Shares
AFFILIATED MUTUAL FUNDS — 6.3%
PGIM Core Ultra Short Bond Fund(w)				4,277,124	4,277,124
PGIM Institutional Money Market Fund (cost $207,738; includes $207,380 of cash collateral for securities on loan)(b)(w)				207,717	207,738

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,484,862)					4,484,862

				Principal Amount (000)#
COMMERCIAL PAPER — 2.1%
Toyota Finance Australia Ltd. (cost $1,500,000)	2.301%	(cc)	10/22/18	1,500	1,500,200

TOTAL SHORT-TERM INVESTMENTS (cost $5,984,862)					5,985,062

TOTAL INVESTMENTS — 89.5% (cost $64,282,108)					63,878,600
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 10.5%					7,517,385

NET ASSETS — 100.0%					$71,395,985

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $202,924; cash collateral of $207,380 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
32	2 Year U.S. Treasury Notes	Sep. 2018	$6,778,500	$15,193
29	10 Year U.S. Treasury Notes	Sep. 2018	3,485,438	17,558

				32,751

Short Positions:
24	90 Day Euro Dollar	Dec. 2018	5,841,600	41,650
189	5 Year U.S. Treasury Notes	Sep. 2018	21,473,648	(42,339)
15	10 Year U.S. Ultra Treasury Notes	Sep. 2018	1,923,516	(39,850)
12	20 Year U.S. Treasury Bonds	Sep. 2018	1,740,000	(43,034)

				(83,573)

				$(50,822)

Cash of $160,000 and a security with a market value of $263,151 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
80,020	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$15,255	$15,255

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
44,500	12/31/18	2.808%(A)	3 Month LIBOR(2)(A)	$7,785,848	$—	$7,785,848	JPMorgan Chase

A security with a market value of $277,505 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$7,785,848	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$4,487,533	$—
Collateralized Loan Obligations	—	3,585,923	—
Commercial Mortgage-Backed Securities	—	6,402,157	—
Corporate Bonds	—	14,527,095	—
Sovereign Bonds	—	2,692,814	—
U.S. Government Agency Obligations	—	3,429,077	—
U.S. Treasury Obligations	—	22,768,939	—
Affiliated Mutual Funds	4,484,862	—	—
Commercial Paper	—	1,500,200	—
Other Financial Instruments*
Futures Contracts	(50,822)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	15,255	—
OTC Interest Rate Swap Agreement	—	7,785,848	—

Total	$4,434,040	$67,194,841	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	31.9%
Commercial Mortgage-Backed Securities	9.0
Banks	7.7
Automobiles	6.3
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	6.3
Collateralized Loan Obligations	5.0
U.S. Government Agency Obligations	4.8
Multi-National	4.2
Sovereign Bonds	3.8
Commercial Paper	2.1
Telecommunications	1.9
Biotechnology	0.9

Healthcare – Services	0.8%
Computers	0.8
Electric	0.7
Machinery – Diversified	0.7
Media	0.7
Transportation	0.6
Pipelines	0.5
Hand/Machine Tools	0.3
Foods	0.3
Gas	0.2
Miscellaneous Manufacturing	0.0 *

89.5
Other assets in excess of liabilities	10.5

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$74,401	*	Due from/to broker — variation margin futures	$125,223	*
Interest rate contracts	Due from/to broker — variation margin swaps	15,255	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	7,785,848		—	—

Total		$7,875,504			$125,223

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(13,151)	$2,074	$1,559,318	$212,209

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(298,217)	$(105,162)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$2,036	$11,333	$15,699,156	$53,801,744	$78,364,333

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$202,924	$(202,924)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
JPMorgan Chase	$7,785,848	$—	$7,785,848	$(7,785,848)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2018 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $202,924:
Unaffiliated investments (cost $59,797,246)	$59,393,738
Affiliated investments (cost $4,484,862)	4,484,862
Unrealized appreciation on OTC swap agreements	7,785,848
Dividends and interest receivable	290,797
Deposit with broker for futures	160,000
Due from broker-variation margin futures	3,055
Prepaid expenses	149

Total Assets	72,118,449

LIABILITIES:
Payable for portfolio shares repurchased	424,699
Payable to broker for collateral for securities on loan	207,380
Payable for investments purchased	55,239
Accrued expenses and other liabilities	19,427
Management fees payable	12,692
Distribution fee payable	2,486
Affiliated transfer agent fee payable	365
Due to broker-variation margin swaps	176

Total Liabilities	722,464

NET ASSETS	$71,395,985

Net assets were comprised of:
Partners Equity	$71,395,985

Net asset value and redemption price per share, $71,395,985 / 5,593,442 outstanding shares of beneficial interest	$12.76

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $970 foreign withholding tax)	$1,083,295
Affiliated dividend income	41,725
Income from securities lending, net (including affiliated income of $1,136)	1,216

1,126,236

EXPENSES
Management fees	264,652
Distribution fee	139,310
Custodian and accounting fees	28,085
Trustees’ fees	5,417
Legal fees and expenses	5,256
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,465
Shareholders’ reports	1,658
Miscellaneous	13,236

Total expenses	461,079

NET INVESTMENT INCOME (LOSS)	665,157

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investment transactions (including affiliated of $(38))	(2,364,788)
Futures transactions	1,559,318
Swap agreement transactions	212,209
Options written transactions	2,074

(591,187)

Net change in unrealized appreciation (depreciation) on:
Investments	459,358
Futures	(298,217)
Swap agreements	(105,162)

55,979

NET GAIN (LOSS) ON INVESTMENTS	(535,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,949

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$665,157	$1,235,565
Net realized gain (loss) on investment transactions	(591,187)	(310,803)
Net change in unrealized appreciation (depreciation) on investments	55,979	(36,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	129,949	888,353

FUND SHARE TRANSACTIONS:
Fund share sold [571,293 and 6,197,185 shares, respectively]	7,274,451	78,865,470
Fund share repurchased [8,649,008 and 2,000,268 shares, respectively]	(110,102,594)	(25,425,225)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(102,828,143)	53,440,245

TOTAL INCREASE (DECREASE) IN NET ASSETS	(102,698,194)	54,328,598
NET ASSETS:
Beginning of period	174,094,179	119,765,581

End of period	$71,395,985	$174,094,179

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 82.6% ASSET-BACKED SECURITIES — 9.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 6.4%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.004%	2.473%	(c)	02/15/21	200	$200,257
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	450	449,567
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	400	398,218
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 1 Month LIBOR + 0.005%, 144A	2.573%	(c)	07/15/20	1,900	1,900,128
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	364	362,983
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	93	91,960
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1, Series 2014-1, Class A, 144A	2.260%		11/15/25	500	497,696
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.005%	2.603%	(c)	07/15/20	300	300,060
Ford Credit Floorplan Master Owner Trust, Series 4, Class A2, 1 Month LIBOR + 0.006%	2.673%	(c)	08/15/20	1,000	1,000,461
Ford Credit Floorplan Master Owner Trust, Series 5, Class A2, 1 Month LIBOR + 0.005%	2.533%	(c)	11/15/21	700	701,938
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.003%, 144A	2.373%	(c)	07/15/19	114	113,945
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.006%	2.713%	(c)	06/15/21	300	301,080
Nissan Master Owner Trust Receivables, Series 2017-A, Class A, 1 Month LIBOR + 0.003%	2.383%	(c)	04/15/21	118	118,069

					6,536,096

Collateralized Loan Obligations — 1.2%
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.008%, 144A	3.195%	(c)	04/18/27	500	499,755
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.009%, 144A	3.198%	(c)	01/15/28	250	248,778
TICP CLO Ltd. (Cayman Islands), Series 3R, Class A, 3 Month LIBOR + 0.008%, 144A	3.199%	(c)	04/20/28	500	500,002

					1,248,535

Credit Cards — 1.3%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.007%	2.773%	(c)	05/17/21	200	200,286
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.004%	2.443%	(c)	12/15/21	500	501,250
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1	1.750%		11/19/21	600	591,128

					1,292,664

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Equipment — 0.0%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%	05/18/20	55	$54,529

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	175	173,682
SLM Private Education Loan Trust, Series 2012-C, Class A2, 144A	3.310%	10/15/46	352	351,914
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%	01/25/41	160	158,406

				684,002

TOTAL ASSET-BACKED SECURITIES (cost $9,827,517)				9,815,826

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%	03/10/46	88	87,822
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%	06/10/46	146	145,647
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	600	597,985
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	312	300,563
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%	06/25/20	145	146,588
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	500	498,818
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	508	507,189
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	445	444,872
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1	1.471%	04/15/50	278	275,101

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,054,467)				3,004,585

CORPORATE BONDS — 14.7%
Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	2.875%	05/11/20	145	144,842
General Dynamics Corp., Gtd. Notes	3.000%	05/11/21	175	174,438

				319,280

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	150	160,228

Auto Manufacturers — 0.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	200	197,366
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%	05/04/21	150	149,417
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	150	149,301

				496,084

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks — 7.1%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	250	$248,965
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	295	290,672
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	250	249,841
Bank of Baroda/London (India), Sr. Unsec’d. Notes, 144A	4.875%		07/23/19	200	202,354
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.200%		09/03/21	265	264,162
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%		04/30/21	375	374,135
Citibank NA, Sr. Unsec’d. Notes	3.050%		05/01/20	620	619,774
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	300	290,384
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN	2.125%		01/30/19	1,000	997,009
Dexia Credit Local SA (France), Gov’t. Liquid. Gtd. Notes, MTN	2.250%		01/30/19	1,250	1,247,639
Dexia Credit Local SA (France), Gov’t. Liquid. Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	249,528
Goldman Sachs Bank USA/New York NY, Sr. Unsec’d. Notes	3.200%		06/05/20	105	105,306
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	300	321,049
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	30	31,551
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	200	202,920
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	260	255,347
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	175	179,923
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.125%		01/23/23	155	151,239
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	205	216,928
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	242,441
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	320	319,862
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.004%	2.749%	(c)	04/30/21	130	129,956

					7,190,985

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	260	258,307
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	100	99,565

					357,872

Building Materials — 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.005%	2.825%	(c)	12/20/19	110	110,181

Chemicals — 0.5%
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	106	111,962
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	350	353,460
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	45	43,772

					509,194

Commercial Services — 0.0%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.008%	3.129%	(c)	05/22/19	50	50,145

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Computers — 0.0%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	16	$16,023

Diversified Financial Services — 0.5%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%	11/25/19	500	511,286

Electric — 0.3%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%	01/15/19	100	101,810
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	150	148,434
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	100	98,305

				348,549

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	80	79,115

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	129,788

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	225	224,106

Healthcare-Products — 0.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	26	25,848

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	69,413

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	228,608
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	195,418

				424,026

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	62,764

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	129,030

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	150	155,091

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	240	238,059
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%	11/20/18	400	398,981
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	430	429,551

				1,066,591

Oil & Gas — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	200	199,215
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	50	51,280

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	125	$128,511

					379,006

Packaging & Containers — 0.2%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	150	155,694

Pharmaceuticals — 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	420	416,554
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.007%	3.047%	(c)	03/09/21	380	381,916
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	300	295,286

					1,093,756

Pipelines — 0.4%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	250	254,986
ONEOK Partners LP, Gtd. Notes	3.200%		09/15/18	125	125,074

					380,060

Semiconductors — 0.2%
QUALCOMM, Inc., Sr. Unsec’d. Notes	1.850%		05/20/19	215	214,900

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	110	111,144

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	250	248,617

TOTAL CORPORATE BONDS (cost $15,067,815)					15,018,776

SOVEREIGN BONDS — 4.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	200	186,120
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19	200	198,364
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, MTN	1.500%		10/22/19	500	492,688
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	1,300	1,297,557
Province of Manitoba (Canada), Unsec’d. Notes	1.750%		05/30/19	800	793,546
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.625%		01/18/19	200	199,102
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000%		09/27/18	1,000	999,190
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	400	398,710

TOTAL SOVEREIGN BONDS (cost $4,582,168)					4,565,277

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	500	494,145
Federal National Mortgage Assoc.	1.500%		07/30/20	670	654,780

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	120	$119,299

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,279,002)				1,268,224

U.S. TREASURY OBLIGATIONS — 49.5%
U.S. Treasury Bonds	2.500%	05/15/46	85	77,237
U.S. Treasury Bonds	2.750%	08/15/47	1,190	1,135,567
U.S. Treasury Bonds	2.875%	08/15/45	230	225,409
U.S. Treasury Bonds	3.000%	11/15/44	125	125,508
U.S. Treasury Bonds(k)	3.000%	05/15/45	1,490	1,495,762
U.S. Treasury Bonds	3.000%	02/15/47	70	70,252
U.S. Treasury Bonds	3.000%	05/15/47	75	75,220
U.S. Treasury Bonds(a)	3.000%	02/15/48	125	125,420
U.S. Treasury Bonds	3.625%	08/15/43	155	172,777
U.S. Treasury Bonds	3.750%	11/15/43	10	11,368
U.S. Treasury Notes	1.625%	06/30/20	130	127,689
U.S. Treasury Notes	1.875%	04/30/22	4,302	4,174,452
U.S. Treasury Notes	1.875%	09/30/22	87	84,108
U.S. Treasury Notes	2.000%	06/30/24	9,550	9,133,307
U.S. Treasury Notes(k)	2.125%	09/30/21	10,090	9,926,038
U.S. Treasury Notes	2.125%	06/30/22	7,285	7,127,633
U.S. Treasury Notes	2.125%	05/15/25	535	511,949
U.S. Treasury Notes	2.250%	11/15/24	4,000	3,870,312
U.S. Treasury Notes	2.250%	11/15/25	170	163,499
U.S. Treasury Notes	2.375%	08/15/24	10,055	9,815,801
U.S. Treasury Notes	2.500%	05/31/20	530	529,752
U.S. Treasury Notes	2.500%	05/15/24	460	452,777
U.S. Treasury Notes	2.625%	06/30/23	310	308,486
U.S. Treasury Notes	2.750%	05/31/23	495	495,619
U.S. Treasury Notes	2.875%	05/31/25	225	225,861

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,753,578)				50,461,803

TOTAL LONG-TERM INVESTMENTS (cost $84,564,547)				84,134,491

			Shares
SHORT-TERM INVESTMENTS — 9.6%
AFFILIATED MUTUAL FUNDS — 9.3%
PGIM Core Ultra Short Bond Fund(w)			9,321,314	9,321,314
PGIM Institutional Money Market Fund (cost $122,390; includes $122,354 of cash collateral for securities on loan)(b)(w)			122,378	122,390

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,443,704)				9,443,704

COMMERCIAL PAPER(n) — 0.3%			Principal Amount (000)#
Ford Motor Credit Co. LLC (cost $312,277)	3.201%	04/09/19	320	313,045

TOTAL SHORT-TERM INVESTMENTS (cost $9,755,981)				9,756,749

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
TOTAL INVESTMENTS — 92.2% (cost $94,320,528)	$93,891,240
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 7.8%	7,986,129

NET ASSETS — 100.0%	$101,877,369

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,725; cash collateral of $122,354 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
4	20 Year U.S.Treasury Bonds	Sep. 2018	$580,000	$17,369

Short Positions:
11	90 Day Euro Dollar	Dec. 2018	2,677,400	19,090
115	2 Year U.S. Treasury Notes	Sep. 2018	24,360,235	(727)
124	5 Year U.S. Treasury Notes	Sep. 2018	14,088,532	(36,704)
52	10 Year U.S. Treasury Notes	Sep. 2018	6,249,750	(1,481)
7	10 Year U.S. Ultra Treasury Notes	Sep. 2018	897,641	(18,643)
33	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	5,265,562	(146,113)

				(184,578)

				$(167,209)

A security with a market value of $375,446 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
340	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	$151	$411	$260
1,500	08/22/18	1.665%(S)	3 Month LIBOR(1)(Q)	7,052	(3,471)	(10,523)
68,750	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	13,106	13,106
2,145	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(830)	15,008	15,838
215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,445	1,756
855	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	212	5,573	5,361
630	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9	3,227	3,218
210	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	31	1,474	1,443
32,100	04/16/20	1.359%(S)	3 Month LIBOR(2)(Q)	18,545	(858,637)	(877,182)
900	04/18/20	1.346%(S)	3 Month LIBOR(1)(Q)	770	24,411	23,641
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	1,254	1,254
930	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	117	46,892	46,775
480	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(823)	15,097	15,920
365	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,823)	11,856	13,679
364	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427)	12,150	12,577
245	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	397	8,670	8,273
865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,813	44,155	41,342
1,725	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	5,560	61,116	55,556
250	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	8,883	8,883
125	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	—	4,387	4,387
620	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	20,263	18,210
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	1,954	1,954
380	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	153	16,172	16,019
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	7,011	5,396
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	5,468	5,468

				$35,264	$(532,125)	$(567,389)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
10,965	12/31/19	3.538%(T)	3 Month LIBOR(2)(T)	$3,003,090	$—	$3,003,090	JPMorgan Chase
10,600	12/31/19	4.137%(T)	3 Month LIBOR(2)(T)	4,810,446	—	4,810,446	JPMorgan Chase

				$7,813,536	$—	$7,813,536

A security with a market value of $304,963 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$7,813,536	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$6,536,096	$—
Collateralized Loan Obligations	—	1,248,535	—
Credit Cards	—	1,292,664	—
Equipment	—	54,529	—
Student Loans	—	684,002	—
Commercial Mortgage-Backed Securities	—	3,004,585	—
Corporate Bonds	—	15,018,776	—
Sovereign Bonds	—	4,565,277	—
U.S. Government Agency Obligations	—	1,268,224	—
U.S. Treasury Obligations	—	50,461,803	—
Affiliated Mutual Funds	9,443,704	—	—
Commercial Paper	—	313,045	—
Other Financial Instruments*
Futures Contracts	(167,209)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(567,389)	—
OTC Interest Rate Swap Agreements	—	7,813,536	—

Total	$9,276,495	$91,693,683	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	49.5%
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	9.3
Banks	7.1
Automobiles	6.4
Sovereign Bonds	4.5
Commercial Mortgage-Backed Securities	3.0
Credit Cards	1.3
U.S. Government Agency Obligations	1.3
Collateralized Loan Obligations	1.2
Pharmaceuticals	1.1
Multi-National	1.0
Student Loans	0.7

Diversified Financial Services	0.5%
Chemicals	0.5
Auto Manufacturers	0.5
Insurance	0.4
Pipelines	0.4
Oil & Gas	0.4
Biotechnology	0.3
Electric	0.3
Aerospace & Defense	0.3
Commercial Paper	0.3
Trucking & Leasing	0.2
Hand/Machine Tools	0.2
Semiconductors	0.2
Agriculture	0.2
Packaging & Containers	0.2
Miscellaneous Manufacturing	0.2
Gas	0.1
Media	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Telecommunications	0.1%
Building Materials	0.1
Electronics	0.1
Healthcare – Services	0.1
Machinery – Diversified	0.1
Equipment	0.0	*
Commercial Services	0.0	*
Healthcare – Products	0.0	*

Computers	0.0	*%

	92.2
Other assets in excess of liabilities	7.8

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$36,459	*	Due from/to broker — variation margin futures	$203,668	*
Interest rate contracts	Due from/to broker — variation margin swaps	320,316	*	Due from/to broker — variation margin swaps	887,705	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	7,813,536		—	—

Total		$8,170,311			$1,091,373

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(9,866)	$2,196	$214,891	$248,016

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(191,456)	$(304,744)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$2,156	$12,000	$4,299,234	$39,635,858	$98,206,372

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$119,725	$(119,725)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
JPMorgan Chase	$7,813,536	$—	$7,813,536	$(7,813,536)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $119,725:
Unaffiliated investments (cost $84,876,824)	$84,447,536
Affiliated investments (cost $9,443,704)	9,443,704
Unrealized appreciation on OTC swap agreements	7,813,536
Dividends and interest receivable	554,711
Receivable for portfolio shares sold	194,067
Due from broker-variation margin futures	8,717
Due from broker-variation margin swaps	952
Prepaid expenses	88

Total Assets	102,463,311

LIABILITIES:
Payable for investments purchased	308,930
Payable to broker for collateral for securities on loan	122,354
Payable for portfolio shares repurchased	92,478
Accrued expenses and other liabilities	41,672
Management fees payable	16,664
Distribution fee payable	3,479
Affiliated transfer agent fee payable	365

Total Liabilities	585,942

NET ASSETS	$101,877,369

Net assets were comprised of:
Partners Equity	$101,877,369

Net asset value and redemption price per share, $101,877,369 / 9,631,724 outstanding shares of beneficial interest	$10.58

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$762,431
Affiliated dividend income	107,494
Income from securities lending, net (including affiliated income of $118)	127

870,052

EXPENSES
Management fees	191,137
Distribution fee	100,613
Custodian and accounting fees	27,696
Audit fee	22,117
Trustees’ fees	4,915
Legal fees and expenses	4,461
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,957
Miscellaneous	5,798

Total expenses	363,160

NET INVESTMENT INCOME (LOSS)	506,892

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(127,729)
Futures transactions	214,891
Swap agreement transactions	248,016
Options written transactions	2,196

337,374

Net change in unrealized appreciation (depreciation) on:
Investments	(443,499)
Futures	(191,456)
Swap agreements	(304,744)

(939,699)

NET GAIN (LOSS) ON INVESTMENTS	(602,325)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,433)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$506,892	$356,001
Net realized gain (loss) on investment transactions	337,374	4,171,880
Net change in unrealized appreciation (depreciation) on investments	(939,699)	(4,072,720)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(95,433)	455,161

FUND SHARE TRANSACTIONS:
Fund share sold [6,564,827 and 142,106 shares, respectively]	69,380,495	1,510,586
Fund share repurchased [981,515 and 1,752,116 shares, respectively]	(10,364,833)	(18,595,982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	59,015,662	(17,085,396)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,920,229	(16,630,235)
NET ASSETS:
Beginning of period	42,957,140	59,587,375

End of period	$101,877,369	$42,957,140

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 94.7% ASSET-BACKED SECURITIES — 22.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 10.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	$199,808
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	200	199,109
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	793,044
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,250
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 1 Month LIBOR + 0.500%, 144A	2.573%	(c)	07/15/20	500	500,034
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	300	300,078
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	98	97,445
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	224	222,899
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	93	91,960
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	595,316
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2, 1 Month LIBOR + 0.600%	2.673%	(c)	08/15/20	400	400,184
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	05/17/21	400	402,207
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	792	788,551
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	400	397,005
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	200	199,775
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	100	99,810

					5,485,209

Collateralized Loan Obligations — 4.8%
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.789%	(c)	10/20/29	250	251,010
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.548%	(c)	07/15/26	250	249,959
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.120%	(c)	11/15/26	250	248,881
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	07/15/26	1,000	999,862
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	3.479%	(c)	04/20/25	149	149,467

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199%	(c)	04/20/28	500	$500,002

					2,399,181

Credit Cards — 5.8%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.443%	(c)	12/15/21	1,000	1,002,500
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.503%	(c)	07/15/21	700	701,172
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	795,701
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.333%	(c)	08/16/21	400	400,385

					2,899,758

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	55	54,529

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	88	86,841
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841%	(c)	06/25/65	28	28,166
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	240	237,609

					352,616

TOTAL ASSET-BACKED SECURITIES (cost $11,209,847)					11,191,293

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	128	126,265
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	68	68,306
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	191	191,162
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	500	499,930
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,195,969
Commercial Mortgage Trust, Series 2015-CR27, Class A1	1.577%		10/10/48	146	143,833
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	134	132,949
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	122	121,004
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	294	286,465
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	702	676,266

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%	07/25/21	90	$90,329
GS Mortgage Securities Trust 2015-GS1, Series 2015-GS1, Class A1	1.935%	11/10/48	242	239,089
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	1,000	997,636
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	226	225,417
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%	01/15/46	488	486,841
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	30	29,537
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	1,300	1,288,255
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, Series 2014-C19, Class A1	1.573%	12/15/47	167	166,168
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%	05/15/48	700	698,850
Wells Fargo Commercial Mortgage Trust 2016-C32, Series 2016-C32, Class A1	1.577%	01/15/59	145	143,269
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	1,137	1,137,410

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,074,550)				8,944,950

CORPORATE BONDS — 40.3%
Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	120	119,210

Auto Manufacturers — 1.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	400	394,731
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	200	214,177
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	330	328,462

				937,370

Banks — 14.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	500	497,930
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	510	509,676
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875%	07/23/19	400	404,708
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.100%	01/15/20	350	344,761
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	345	333,942
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	355	344,303
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,528
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.250%	01/30/19	500	499,056
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	980	1,015,023
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	525	536,706
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	258,603
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%	01/30/19	425	424,085
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	132,156
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	550	569,023

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	200	$199,740
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	575	573,514
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	233,583

				7,126,337

Biotechnology — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	173,584
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	245	243,934
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	258,491

				676,009

Chemicals — 1.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	536	547,505
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	190	190,415

				737,920

Computers — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	1.900%	02/07/20	530	523,303
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	40	40,058

				563,361

Diversified Financial Services — 1.0%
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%	07/27/18	475	474,889

Electric — 1.7%
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	03/15/20	380	373,012
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	300	296,869
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	200	196,609

				866,490

Electronics — 0.3%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	165	163,175

Hand/Machine Tools — 0.9%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	445	443,231

Healthcare-Services — 1.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	350,490
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	424,946

				775,436

Insurance — 3.8%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	575	574,594
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	350	369,360
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	65,657
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	275	288,257
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	158,617

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Insurance (continued)
Principal Life Global Funding II, Sec’d. Notes, MTN, 144A	2.150%		01/10/20	450	$443,882

					1,900,367

Machinery – Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	25	26,152

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	110	109,179

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	420	416,604
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	110	105,857

					522,461

Oil & Gas — 3.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%		05/10/19	400	398,429
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	100	102,560
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	760	751,418
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	250	257,023

					1,509,430

Packaging & Containers — 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	250	259,490

Pharmaceuticals — 3.0%
Allergan Funding SCS, Gtd. Notes	3.000%		03/12/20	315	313,507
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	3.047%	(c)	03/09/21	620	623,125
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	580	570,886

					1,507,518

Pipelines — 0.4%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%		03/15/20	25	25,469
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%		02/01/19	140	139,723
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	50	50,997

					216,189

Software — 2.1%
Microsoft Corp., Sr. Unsec’d. Notes	1.850%		02/06/20	590	582,461
Oracle Corp., Sr. Unsec’d. Notes	1.900%		09/15/21	480	457,161

					1,039,622

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	25	25,260

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	$206,282

					231,542

TOTAL CORPORATE BONDS (cost $20,360,860)					20,205,378

SOVEREIGN BONDS — 3.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	250	232,650
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19	400	396,728
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	196,920
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, EMTN	1.500%		10/22/19	500	492,688
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	400	399,248
Province of Manitoba (Canada), Unsec’d. Notes	1.750%		05/30/19	200	198,386

TOTAL SOVEREIGN BONDS (cost $1,938,693)					1,916,620

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Federal National Mortgage Assoc., Notes(k)	1.500%		07/30/20	1,200	1,172,741
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	1,640	1,846,091

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,005,565)					3,018,832

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Notes	2.125%		06/30/22	2,010	1,966,582
U.S. Treasury Notes	2.625%		06/30/23	70	69,658
U.S. Treasury Notes	2.750%		05/31/23	110	110,138
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	28,970

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,173,987)					2,175,348

TOTAL LONG-TERM INVESTMENTS (cost $47,763,502)					47,452,421

				Shares
SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)				2,908,207	2,908,207
PGIM Institutional Money Market Fund(w) (cost $105)				105	105

TOTAL SHORT-TERM INVESTMENTS (cost $2,908,312)					2,908,312

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
TOTAL INVESTMENTS — 100.5% (cost $50,671,814)	$50,360,733
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.5)%	(234,410)

NET ASSETS — 100.0%	$50,126,323

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(k)

Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (s) Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	30 Day Federal Funds	Jan. 2019	$407,324	$227
145	10 Year U.S. Treasury Notes	Sep. 2018	17,427,188	163,826
13	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	2,074,312	77,522

				241,575

Short Positions:
14	90 Day Euro Dollar	Dec. 2018	3,407,600	24,296
37	2 Year U.S. Treasury Notes	Sep. 2018	7,837,641	(2,204)
152	5 Year U.S. Treasury Notes	Sep. 2018	17,269,812	(35,787)
2	10 Year U.S. Ultra Treasury Notes	Sep. 2018	256,469	(5,183)
22	20 Year U.S. Treasury Bonds	Sep. 2018	3,190,000	(85,244)

				(104,122)

				$137,453

A security with a market value of $430,982 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
90	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	$150	$109	$(41)
3,167	08/02/18	1.614%(S)	3 Month LIBOR(1)(Q)	(64,080)	(6,235)	57,845
200	08/16/18	1.641%(S)	3 Month LIBOR(1)(Q)	(3,857)	(439)	3,418
24,350	09/19/18	1.781%(S)	3 Month LIBOR(1)(Q)	(144,000)	(70,732)	73,268
43,040	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	8,205	8,205
4,295	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(1,647)	30,051	31,698
645	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	4,335	4,646
2,340	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	658	15,251	14,593
1,060	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	(70)	7,440	7,510
420	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	49	2,152	2,103
4,785	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	169	(112,584)	(112,753)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
56,370	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	$331,918	$(1,435,831)	$(1,767,749)
1,010	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	839	839
1,648	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	157	(42,289)	(42,446)
1,525	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	135	(43,507)	(43,642)
14,300	12/11/22	2.180%(S)	3 Month LIBOR(2)(Q)	(1,023)	(419,327)	(418,304)
12,480	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(42,689)	405,382	448,071
2,165	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,145)	68,093	71,238
1,588	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,135)	53,005	55,140
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	42,994	39,881
1,485	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	4,964	75,802	70,838
5,920	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	20,952	209,743	188,791
620	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	22,029	22,029
615	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	21,583	20,688
740	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	24,185	22,132
460	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	1,563	1,563
840	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	156	35,750	35,594
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	21,193	16,331
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	4,377	4,558
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	5,468	5,468
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	6,359	6,359
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	(54,807)	(49,907)

				$102,193	$(1,119,843)	$(1,222,036)

A security with a market value of $517,961 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$5,485,209	$—
Collateralized Loan Obligations	—	2,399,181	—
Credit Cards	—	2,899,758	—
Equipment	—	54,529	—
Student Loans	—	352,616	—
Commercial Mortgage-Backed Securities	—	8,944,950	—
Corporate Bonds	—	20,205,378	—
Sovereign Bonds	—	1,916,620	—
U.S. Government Agency Obligations	—	3,018,832	—
U.S. Treasury Obligations	—	2,175,348	—
Affiliated Mutual Funds	2,908,312	—	—
Other Financial Instruments*
Futures Contracts	137,453	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,222,036)	—

Total	$3,045,765	$46,230,385	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 Level 2, and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Commercial Mortgage-Backed Securities	17.9%
Banks	14.2
Automobiles	10.9
U.S. Government Agency Obligations	6.0
Affiliated Mutual Funds	5.8
Credit Cards	5.8
Collateralized Loan Obligations	4.8
U.S. Treasury Obligations	4.4
Sovereign Bonds	3.8
Insurance	3.8
Oil & Gas	3.0
Pharmaceuticals	3.0
Software	2.1
Auto Manufacturers	1.9
Electric	1.7
Healthcare-Services	1.5
Chemicals	1.5
Biotechnology	1.4

Computers	1.1%
Multi-National	1.0
Diversified Financial Services	1.0
Hand/Machine Tools	0.9
Student Loans	0.7
Packaging & Containers	0.5
Telecommunications	0.5
Pipelines	0.4
Electronics	0.3
Airlines	0.2
Media	0.2
Equipment	0.1
Machinery-Diversified	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$265,871	*	Due from/to broker — variation margin futures	$128,418	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,212,806	*	Due from/to broker — variation margin swaps	2,434,842	*

Total		$1,478,677			$2,563,260

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(6,379)	$1,220	$(204,301)	$134,881

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$128,642	$(466,595)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$1,198	$6,667	$21,422,608	$30,103,793	$161,239,333

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $47,763,502)	$47,452,421
Affiliated investments (cost $2,908,312)	2,908,312
Dividends and interest receivable	296,463
Receivable for investments sold	3,600
Due from broker-variation margin futures	3,219
Prepaid expenses	120

Total Assets	50,664,135

LIABILITIES:
Payable for investments purchased	345,678
Payable for portfolio shares repurchased	124,817
Accrued expenses and other liabilities	49,022
Management fees payable	8,137
Due to broker-variation margin swaps	8,059
Distribution fee payable	1,734
Affiliated transfer agent fee payable	365

Total Liabilities	537,812

NET ASSETS	$50,126,323

Net assets were comprised of:
Partners Equity	$50,126,323

Net asset value and redemption price per share, $50,126,323 / 7,395,872 outstanding shares of beneficial interest	$6.78

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$618,411
Affiliated dividend income	43,406
Income from securities lending, net (including affiliated income of $612)	713

662,530

EXPENSES
Management fees	128,400
Distribution fee	67,588
Custodian and accounting fees	28,616
Audit fee	25,290
Trustees’ fees	4,955
Legal fees and expenses	4,733
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,275
Miscellaneous	11,250

Total expenses	277,573
Less: Fee waivers and/or expense reimbursement	(25,834)

Net expenses	251,739

NET INVESTMENT INCOME (LOSS)	410,791

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $75)	(28,891)
Futures transactions	(204,301)
Swap agreement transactions	134,881
Options written transactions	1,220

(97,091)

Net change in unrealized appreciation (depreciation) on:
Investments	(534,090)
Futures	128,642
Swap agreements	(466,595)

(872,043)

NET GAIN (LOSS) ON INVESTMENTS	(969,134)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(558,343)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$410,791	$1,017,179
Net realized gain (loss) on investment transactions	(97,091)	912,271
Net change in unrealized appreciation (depreciation) on investments	(872,043)	(659,102)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(558,343)	1,270,348

FUND SHARE TRANSACTIONS:
Fund share sold [1,482,529 and 185,332 shares, respectively]	10,060,241	1,255,136
Fund share repurchased [2,582,681 and 9,446,743 shares, respectively]	(17,524,479)	(64,752,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(7,464,238)	(63,497,710)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,022,581)	(62,227,362)
NET ASSETS:
Beginning of period	58,148,904	120,376,266

End of period	$50,126,323	$58,148,904

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.9% ASSET-BACKED SECURITIES — 26.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 10.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	300	$299,712
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	400	398,218
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	892,174
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	400	394,064
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,250
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 1 Month LIBOR + 0.500%, 144A	2.573%	(c)	07/15/20	1,000	1,000,067
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	500	500,131
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	146	146,168
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	448	445,798
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	300	298,989
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	496,096
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	200	193,659
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.603%	(c)	07/15/20	700	700,140
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	05/17/21	700	703,862
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.713%	(c)	06/15/21	900	903,240
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,319	1,314,251
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	600	595,508
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	300	299,430

					9,779,491

Collateralized Loan Obligations — 7.5%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	250	248,396
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.511%	(c)	05/20/25	184	183,815
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.789%	(c)	10/20/29	250	251,010

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	250	$249,582
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.548%	(c)	07/15/26	250	249,959
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	2.899%	(c)	01/16/26	250	250,000
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.120%	(c)	11/15/26	500	497,763
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.642%	(c)	05/15/26	250	249,509
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	07/15/26	1,500	1,499,793
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.155%	(c)	01/18/28	250	248,334
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	250	249,913
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	3.195%	(c)	04/18/27	1,250	1,249,388
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	250	248,778
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	3.479%	(c)	04/20/25	299	298,934
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199%	(c)	04/20/28	750	750,004
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255%	(c)	01/18/29	500	499,422

					7,224,600

Credit Cards — 7.5%
American Express Credit Account Master Trust, Series 2013-1, Class A, 1 Month LIBOR + 0.420%	2.493%	(c)	02/16/21	1,000	1,000,094
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.773%	(c)	05/17/21	600	600,858
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.443%	(c)	12/15/21	800	802,000
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.483%	(c)	05/17/21	2,200	2,205,868
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.503%	(c)	07/15/21	1,100	1,101,842
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	895,164

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Credit Cards (continued)
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.333%	(c)	08/16/21	600	$600,578

					7,206,404

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	109	109,058

Student Loans — 0.8%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	263	260,523
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841%	(c)	06/25/65	47	46,943
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	479	475,217

					782,683

TOTAL ASSET-BACKED SECURITIES (cost $25,136,108)					25,102,236

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.3%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	143	143,311
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,000,531
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,479,928
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,900	1,893,618
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,372,481
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,242,962
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	557	543,001
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	1,170	1,127,110
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	2,200	2,124,745
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	2,200	2,109,468
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	632	632,346
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,190,811
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,154,128
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	300,019
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,027	1,025,648
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	59	59,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,180,125

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1	1.445%	08/15/49	88	$86,606
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/50	860	842,743

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,199,698)				21,508,654

CORPORATE BONDS — 28.3%
Banks — 10.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	900	896,274
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	400	391,853
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	505	498,513
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	410	392,959
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	520	510,003
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20	500	494,963
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	1,000	998,111
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,528
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	420,372
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	340	352,151
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	500,758
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.750%	06/23/20	670	664,043
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%	05/13/24	600	595,993
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	315	322,024
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%	08/15/21	400	411,354
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	570	568,266
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	853,535
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	240	239,688
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	572,191
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	375	368,232

				10,300,811

Biotechnology — 2.8%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	995,831
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	612,650
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,102,103

				2,710,584

Chemicals — 1.2%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,152,509

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	750	734,574
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	66	66,096

				800,670

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services — 1.1%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,030	$1,023,683

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	410,900

Foods — 0.4%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	379	391,953

Healthcare – Services — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	408,062
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	193,366
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	415,156

				1,016,584

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	853,914

Machinery – Diversified — 0.6%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	596,255

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	710	704,259
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	185	178,033

				882,292

Oil & Gas — 0.3%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	325	327,438

Pharmaceuticals — 1.5%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	482,662
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	996,754

				1,479,416

Pipelines — 1.9%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	218,515
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	825	826,100
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	296,991
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	484,473

				1,826,079

Software — 1.2%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	550	523,831
Oracle Corp., Sr. Unsec’d. Notes(a)	2.950%	11/15/24	600	578,472

				1,102,303

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.875%	08/15/21	585	591,091
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	206,282

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	$597,646

					1,395,019

Transportation — 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	485	488,569
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	475	487,892

					976,461

TOTAL CORPORATE BONDS (cost $27,512,690)					27,246,871

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	2.747%	(c)	07/15/58	300	300,064

SOVEREIGN BONDS — 2.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	405	376,893
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	194,270
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,731
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	196,920
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, MTN	1.500%		10/22/19	500	492,688
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	255	248,344
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	500	499,060
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	155	152,452
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875%		04/23/23	340	339,752

TOTAL SOVEREIGN BONDS (cost $2,736,301)					2,688,110

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	5,580	5,506,757
Federal National Mortgage Assoc.	1.500%		07/30/20	2,465	2,409,005
Federal National Mortgage Assoc.	6.625%		11/15/30	570	764,553
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	1,322	1,100,449

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,854,698)					9,780,764

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds	2.750%		08/15/47	110	104,968
U.S. Treasury Bonds	2.875%		08/15/45	60	58,802
U.S. Treasury Bonds	3.000%		05/15/45	675	677,610

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Bonds(a)	3.000%	02/15/48	180	$180,605
U.S. Treasury Bonds(k)	3.625%	08/15/43	780	869,456
U.S. Treasury Bonds	3.750%	11/15/43	120	136,420
U.S. Treasury Notes	1.750%	06/30/22	245	236,214
U.S. Treasury Notes	1.875%	04/30/22	1,900	1,843,668
U.S. Treasury Notes	1.875%	09/30/22	576	556,852
U.S. Treasury Notes	2.000%	06/30/24	915	875,077
U.S. Treasury Notes	2.125%	09/30/21	135	132,806
U.S. Treasury Notes	2.125%	06/30/22	95	92,948
U.S. Treasury Notes	2.125%	05/15/25	435	416,258
U.S. Treasury Notes	2.250%	11/15/25	55	52,897
U.S. Treasury Notes	2.375%	01/31/23	5	4,925
U.S. Treasury Notes	2.375%	08/15/24	375	366,079
U.S. Treasury Notes	2.500%	05/31/20	375	374,824
U.S. Treasury Notes	2.625%	06/30/23	90	89,561
U.S. Treasury Notes	2.750%	05/31/23	140	140,175
U.S. Treasury Notes	2.875%	05/31/25	395	396,512

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,800,710)				7,606,657

TOTAL LONG-TERM INVESTMENTS (cost $95,540,205)				94,233,356

			Shares
SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			1,640,653	1,640,653
PGIM Institutional Money Market Fund (cost $1,965,458; includes $1,962,967 of cash collateral for securities on loan)(b)(w)			1,965,262	1,965,458

TOTAL SHORT-TERM INVESTMENTS (cost $3,606,111)				3,606,111

TOTAL INVESTMENTS — 101.6% (cost $99,146,316)				97,839,467
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.6)%				(1,552,661)

NET ASSETS — 100.0%				$96,286,806

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,926,720; cash collateral of $1,962,967 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
246	10 Year U.S. Treasury Notes	Sep. 2018	$29,566,125	$272,058
8	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,276,500	43,615

				315,673

Short Positions:
29	90 Day Euro Dollar	Dec. 2018	7,058,600	50,328
44	2 Year U.S. Treasury Notes	Sep. 2018	9,320,438	(6,479)
396	5 Year U.S. Treasury Notes	Sep. 2018	44,992,406	(109,324)
3	10 Year U.S. Ultra Treasury Notes	Sep. 2018	384,703	(7,731)
41	20 Year U.S. Treasury Bonds	Sep. 2018	5,945,000	(158,178)

				(231,384)

				$84,289

A security with a market value of $431,384 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
760	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	$152	$919	$767
2,500	10/11/18	1.770%(S)	3 Month LIBOR(2)(Q)	(3,632)	(7,734)	(4,102)
81,190	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	15,478	15,478
7,300	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(2,788)	51,077	53,865
860	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(621)	5,780	6,401
4,770	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	170	77,106	76,936
2,980	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	807	19,423	18,616
1,700	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	3,009	11,932	8,923
1,265	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	360	6,480	6,120
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	223	(343,484)	(343,707)
1,845	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	1,533	1,533
45,000	05/09/21	2.230%(S)	3 Month LIBOR(2)(Q)	420	(794,110)	(794,530)
2,707	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	161	(69,463)	(69,624)
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	147	(73,321)	(73,468)
715	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	1,762	(18,250)	(20,012)
3,010	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	110	151,769	151,659
20,160	10/06/21	2.308%(S)	3 Month LIBOR(2)(Q)	12,314	(358,369)	(370,683)
12,000	10/13/21	2.340%(S)	3 Month LIBOR(2)(Q)	—	(202,748)	(202,748)
4,120	10/14/21	2.405%(S)	3 Month LIBOR(2)(Q)	—	(60,288)	(60,288)
35,000	03/12/22	2.020%(S)	3 Month LIBOR(2)(Q)	360	(892,587)	(892,947)
7,800	04/08/22	1.780%(S)	3 Month LIBOR(2)(Q)	197	(318,532)	(318,729)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
2,960	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	$171	$(202,131)	$(202,302)
6,315	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(34,080)	205,128	239,208
5,655	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(8,328)	177,860	186,188
4,156	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,526)	138,722	144,248
2,675	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	6,623	94,658	88,035
1,980	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	5,059	101,071	96,012
10,340	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	39,509	366,342	326,833
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	30,911	30,911
865	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,352	30,356	29,004
985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,685	32,192	28,507
805	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	2,736	2,736
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	61,710	61,550
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	694,609	694,403
670	10/06/26	2.312%(S)	3 Month LIBOR(2)(Q)	(1,634)	(29,579)	(27,945)
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	35,159	26,103
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	13,299	13,480
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	5,468	5,468
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	12,717	12,717
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,180)	(66,345)	(62,165)

				$25,043	$(1,092,506)	$(1,117,549)

A security with a market value of $2,733,641 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$9,779,491	$—
Collateralized Loan Obligations	—	7,224,600	—
Credit Cards	—	7,206,404	—
Equipment	—	109,058	—
Student Loans	—	782,683	—
Commercial Mortgage-Backed Securities	—	21,508,654	—
Corporate Bonds	—	27,246,871	—
Residential Mortgage-Backed Security	—	300,064	—
Sovereign Bonds	—	2,688,110	—
U.S. Government Agency Obligations	—	9,780,764	—
U.S. Treasury Obligations	—	7,606,657	—
Affiliated Mutual Funds	3,606,111	—	—
Other Financial Instruments*
Futures Contracts	84,289	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,117,549)	—

Total	$3,690,400	$93,115,807	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Commercial Mortgage-Backed Securities	22.3%
Banks	10.7
U.S. Government Agency Obligations	10.2
Automobiles	10.2
U.S. Treasury Obligations	7.9
Collateralized Loan Obligations	7.5
Credit Cards	7.5
Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	3.7
Biotechnology	2.8
Sovereign Bonds	2.8
Pipelines	1.9
Pharmaceuticals	1.5
Telecommunications	1.5
Chemicals	1.2

Software	1.2%
Diversified Financial Services	1.1
Healthcare-Services	1.1
Transportation	1.0
Multi-National	0.9
Insurance	0.9
Computers	0.8
Student Loans	0.8
Machinery-Diversified	0.6
Electric	0.4
Foods	0.4
Oil & Gas	0.3
Residential Mortgage-Backed Securities	0.3
Equipment	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$366,001	*	Due from/to broker — variation margin futures	$281,712	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,325,701	*	Due from/to broker — variation margin swaps	3,443,250	*

Total		$2,691,702			$3,724,962

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(12,526)	$2,440	$80,913	$817,453

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(21,090)	$(1,726,025)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swaps(2)
$2,396	$13,333	$37,069,349	$60,727,335	$257,539,000

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$1,926,720	$(1,926,720)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $1,926,720:
Unaffiliated investments (cost $95,540,205)	$94,233,356
Affiliated investments (cost $3,606,111)	3,606,111
Dividends and interest receivable	550,435
Receivable for investments sold	205,071
Due from broker-variation margin futures	8,875
Prepaid expenses	163

Total Assets	98,604,011

LIABILITIES:
Payable to broker for collateral for securities on loan	1,962,967
Payable for investments purchased	243,519
Accrued expenses and other liabilities	53,877
Due to broker-variation margin swaps	30,183
Management fees payable	16,092
Payable for portfolio shares repurchased	7,058
Distribution fee payable	3,144
Affiliated transfer agent fee payable	365

Total Liabilities	2,317,205

NET ASSETS	$96,286,806

Net assets were comprised of:
Partners Equity	$96,286,806

Net asset value and redemption price per share, $96,286,806 / 6,619,139 outstanding shares of beneficial interest	$14.55

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $450 foreign withholding tax)	$1,274,894
Affiliated dividend income	56,277
Income from securities lending, net (including affiliated income of $1,008)	1,010

1,332,181

EXPENSES
Management fees	243,679
Distribution fee	128,270
Custodian and accounting fees	29,563
Audit fee	25,290
Trustees’ fees	5,404
Legal fees and expenses	4,836
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,275
Miscellaneous	8,587

Total expenses	452,370

NET INVESTMENT INCOME (LOSS)	879,811

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(92))	(131,333)
Futures transactions	80,913
Swap agreement transactions	817,453
Options written transactions	2,440

769,473

Net change in unrealized appreciation (depreciation) on:
Investments	(1,654,177)
Futures	(21,090)
Swap agreements	(1,726,025)

(3,401,292)

NET GAIN (LOSS) ON INVESTMENTS	(2,631,819)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,752,008)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$879,811	$2,017,736
Net realized gain (loss) on investment transactions	769,473	853,351
Net change in unrealized appreciation (depreciation) on investments	(3,401,292)	66,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,752,008)	2,937,155

FUND SHARE TRANSACTIONS:
Fund share sold [1,288,142 and 207,723 shares, respectively]	18,808,830	3,032,006
Fund share repurchased [2,243,425 and 6,759,864 shares, respectively]	(32,793,067)	(99,661,275)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(13,984,237)	(96,629,269)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,736,245)	(93,692,114)
NET ASSETS:
Beginning of period	112,023,051	205,715,165

End of period	$96,286,806	$112,023,051

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 94.8% ASSET-BACKED SECURITIES — 26.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 9.8%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	$196,781
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	250	249,760
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	300	298,663
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	396,522
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	593,872
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,250
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	200	200,067
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	400,105
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	146	146,168
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	374	371,498
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	200	199,326
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,233,147
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.603%	(c)	07/15/20	600	600,120
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,121	1,117,113
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	500	496,257
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	200	199,621

					6,897,004

Collateralized Loan Obligations — 7.6%
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.511%	(c)	05/20/25	123	122,543
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.789%	(c)	10/20/29	250	251,010
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	250	249,582
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.548%	(c)	07/15/26	250	249,959
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.643%	(c)	05/15/26	250	249,509
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	07/15/26	1,350	1,349,813

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	3.195%(c)	04/18/27	1,000	$999,510
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%(c)	01/15/28	250	248,778
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	3.479%(c)	04/20/25	149	149,467
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%(c)	01/20/31	500	499,504
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199%(c)	04/20/28	500	500,002
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255%(c)	01/18/29	500	499,422

				5,369,099

Credit Cards — 8.1%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.773%(c)	05/17/21	500	500,715
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.443%(c)	12/15/21	500	501,250
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.463%(c)	10/15/21	1,300	1,302,729
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.483%(c)	05/17/21	1,700	1,704,535
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.515%(c)	12/07/23	700	705,142
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.503%(c)	07/15/21	400	400,671
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%	12/15/21	400	397,851
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.333%(c)	08/16/21	200	200,192

				5,713,085

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%	05/18/20	109	109,058

Student Loans — 1.0%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	175	173,682
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841%(c)	06/25/65	38	37,555
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.571%(c)	03/25/66	60	59,811

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Student Loans (continued)
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	400	$396,014

					667,062

TOTAL ASSET-BACKED SECURITIES (cost $18,786,507)					18,755,308

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.4%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	892,698
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	249,005
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	999,684
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	439,979
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	882,309
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	364	358,227
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	1,781,222
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	965,793
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,000	958,849
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	435	434,738
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,194,988
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,234,811
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,016	1,014,377
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	97	97,470
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,189,159
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	599,014
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	607	594,355
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	460	445,993

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,775,897)					14,332,671

CORPORATE BONDS — 31.2%
Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	160	158,946

Auto Manufacturers — 1.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	640	624,284
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	460	457,856

					1,082,140

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks — 10.1%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	750	$746,895
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	400	391,853
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(a)	2.500%	04/15/21	285	279,755
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	310	301,463
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	250	239,609
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	840	823,851
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	370	358,141
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20	500	494,963
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	250	249,528
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,528
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	535	572,538
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	380	373,200
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	205,678
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	125	128,516
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%	01/25/21	675	713,641
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	200	199,740
PNC Bank NA, Sr. Unsec’d. Notes	2.450%	11/05/20	770	756,592

				7,085,491

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%	08/19/21	145	138,881
Amgen, Inc., Sr. Unsec’d. Notes	2.650%	05/11/22	125	121,053
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	102,108
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	355	354,436
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	398,076

				1,114,554

Chemicals — 1.3%
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	282	297,862
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	500	501,091
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	145,905

				944,858

Computers — 1.6%
Apple, Inc., Sr. Unsec’d. Notes(a)	2.500%	02/09/22	1,110	1,088,619
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	44	44,064

				1,132,683

Electric — 1.7%
Alabama Power Co., Sr. Unsec’d. Notes	2.450%	03/30/22	360	350,070
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	410	397,617
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	128,406
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	305	299,829

				1,175,922

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes	2.350%	06/15/21	115	$111,455

Foods — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	104	107,554

Hand/Machine Tools — 0.9%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	670	667,337

Healthcare – Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	460	452,766

Healthcare – Services — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	552,142
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	127,519
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	129,736

				809,397

Insurance — 1.2%
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	400	419,283
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	170,393
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	253,078

				842,754

Machinery – Diversified — 0.2%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	146,449

Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	610	605,067
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	155	149,163

				754,230

Oil & Gas — 2.5%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	500	491,515
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	600	589,811
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	400	411,237
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	250	254,007

				1,746,570

Pharmaceuticals — 0.6%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	465	437,469

Pipelines — 0.9%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	611,965

Software — 2.2%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	02/06/22	880	861,341
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	690	657,169

				1,518,510

Telecommunications — 1.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	308,177

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, MTN	4.500%		09/08/21	200	$206,282
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	200	200,889

					715,348

Transportation — 0.5%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%		01/15/22	200	206,685
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	150	154,071

					360,756

TOTAL CORPORATE BONDS (cost $22,264,605)					21,977,154

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.4%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	2.747%	(c)	07/15/58	300	300,064

SOVEREIGN BONDS — 2.0%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	315	293,139
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	194,270
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,731
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	196,920
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	215	209,388
Municipality Finance PLC (Finland), Local Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	200	199,624
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	125	122,945

TOTAL SOVEREIGN BONDS (cost $1,447,453)					1,404,017

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal National Mortgage Assoc	1.125%		07/20/18	555	554,784
Federal National Mortgage Assoc.(k)	1.500%		07/30/20	1,790	1,749,338
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	885	996,214

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,328,155)					3,300,336

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds	2.750%		08/15/47	75	71,569
U.S. Treasury Bonds	2.875%		08/15/45	45	44,102
U.S. Treasury Bonds(k)	3.000%		05/15/45	1,795	1,801,942
U.S. Treasury Bonds(a)	3.000%		02/15/48	135	135,454
U.S. Treasury Bonds	3.625%		08/15/43	20	22,294
U.S. Treasury Notes	1.625%		04/30/23	75	71,256

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Notes	2.000%		06/30/24	740	$707,712
U.S. Treasury Notes	2.125%		09/30/21	125	122,969
U.S. Treasury Notes	2.125%		06/30/22	1,420	1,389,326
U.S. Treasury Notes	2.375%		08/15/24	385	375,841
U.S. Treasury Notes	2.625%		06/15/21	410	410,048
U.S. Treasury Notes	2.625%		06/30/23	265	263,706
U.S. Treasury Notes	2.750%		05/31/23	420	420,525
U.S. Treasury Notes	2.875%		05/31/25	25	25,096
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	752,581

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,714,015)					6,614,421

TOTAL LONG-TERM INVESTMENTS (cost $67,616,632)					66,683,971

SHORT-TERM INVESTMENTS — 5.8%				Shares
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)				2,690,550	2,690,550
PGIM Institutional Money Market Fund (cost $1,367,963; includes $1,365,979 of cash collateral for securities on loan)(b)(w)				1,367,939	1,368,076

TOTAL SHORT-TERM INVESTMENTS (cost $4,058,513)					4,058,626

TOTAL INVESTMENTS — 100.6% (cost $71,675,145)					70,742,597
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.6)%					(446,344)

NET ASSETS — 100.0%					$70,296,253

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,337,586; cash collateral of $1,365,979 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
30	10 Year U.S. Treasury Notes	Sep. 2018	$3,605,625	$19,696

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
22	90 Day Euro Dollar	Dec. 2018	$5,354,800	$38,179
139	5 Year U.S. Treasury Notes	Sep. 2018	15,792,789	(27,585)
8	20 Year U.S. Treasury Bonds	Sep. 2018	1,160,000	(30,340)
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	797,812	(19,257)

				(39,003)

				$(19,307)

Securities with a combined market value of $378,297 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
58,540	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$11,160	$11,160
5,795	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(2,216)	40,547	42,763
860	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(621)	5,780	6,401
4,010	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	166	64,821	64,655
2,550	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	720	16,620	15,900
2,950	10/02/19	1.188%(S)	3 Month LIBOR(1)(Q)	(13,338)	62,210	75,548
3,200	10/11/19	1.220%(S)	3 Month LIBOR(1)(Q)	(17,837)	66,565	84,402
2,985	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	6,316	6,321
2,120	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	39	7,520	7,481
1,920	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	(176)	13,476	13,652
845	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	212	4,329	4,117
30,000	09/03/20	1.600%(S)	3 Month LIBOR(1)(Q)	272	662,516	662,244
1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	1,113	1,113
15,000	05/21/22	1.893%(S)	3 Month LIBOR(2)(Q)	537,232	(551,534)	(1,088,766)
17,400	05/26/22	1.997%(S)	3 Month LIBOR(2)(Q)	205	(575,915)	(576,120)
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	5,043	5,043
6,100	06/07/22	1.771%(S)	3 Month LIBOR(2)(Q)	174,181	(253,232)	(427,413)
51,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	355	(1,712,468)	(1,712,823)
8,880	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	214	(606,393)	(606,607)
370	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,127	12,093	8,966
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	1,954	1,954
240	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(1,954)	(1,954)
526	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	7,440	28,150	20,710
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	4,377	4,558
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	5,468	5,468
10,260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	7,163	501,844	494,681
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	(54,807)	(49,907)

				$692,052	$(2,234,401)	$(2,926,453)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843%(T)	3 Month LIBOR(2)(T)	$867,887	$—	$867,887	JPMorgan Chase

A security with a market value of $1,309,560 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$867,887	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$6,897,004	$—
Collateralized Loan Obligations	—	5,369,099	—
Credit Cards	—	5,713,085	—
Equipment	—	109,058	—
Student Loans	—	667,062	—
Commercial Mortgage-Backed Securities	—	14,332,671	—
Corporate Bonds	—	21,977,154	—
Residential Mortgage-Backed Security	—	300,064	—
Sovereign Bonds	—	1,404,017	—
U.S. Government Agency Obligations	—	3,300,336	—
U.S. Treasury Obligations	—	6,614,421	—
Affiliated Mutual Funds	4,058,626	—	—
Other Financial Instruments*
Futures Contracts	(19,307)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,926,453)	—
OTC Interest Rate Swap Agreements	—	867,887	—

Total	$4,039,319	$64,625,405	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Commercial Mortgage-Backed Securities	20.4%
Banks	10.1
Automobiles	9.8
U.S. Treasury Obligations	9.4
Credit Cards	8.1
Collateralized Loan Obligations	7.6
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	5.8
U.S. Government Agency Obligations	4.7
Oil & Gas	2.5
Software	2.2
Sovereign Bonds	2.0
Electric	1.7
Biotechnology	1.6
Computers	1.6
Auto Manufacturers	1.5
Chemicals	1.3
Insurance	1.2
Healthcare-Services	1.1
Multi-National	1.1
Telecommunications	1.0

Student Loans	1.0%
Hand/Machine Tools	0.9
Pipelines	0.9
Healthcare-Products	0.6
Pharmaceuticals	0.6
Transportation	0.5
Residential Mortgage-Backed Security	0.4
Airlines	0.2
Electronics	0.2
Equipment	0.2
Foods	0.2
Machinery-Diversified	0.2

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$57,875	*	Due from/to broker — variation margin futures	$77,182	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,537,137	*	Due from/to broker — variation margin swaps	4,463,590	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	867,887		—	—

Total		$2,462,899			$4,540,772

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(6,068)	$1,708	$295,147	$329,000

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(29,521)	$(1,801,453)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$1,677	$9,333	$11,757,500	$23,861,351	$214,586,667

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,337,586	$(1,337,586)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
JPMorgan Chase	$867,887	$—	$867,887	$(867,887)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $1,337,586:
Unaffiliated investments (cost $67,616,632)	$66,683,971
Affiliated investments (cost $4,058,513)	4,058,626
Unrealized appreciation on OTC swap agreements	867,887
Dividends and interest receivable	365,691
Receivable for investments sold	159,420
Due from broker-variation margin futures	3,320
Prepaid expenses	137

Total Assets	72,139,052

LIABILITIES:
Payable to broker for collateral for securities on loan	1,365,979
Payable for investments purchased	388,141
Accrued expenses and other liabilities	52,959
Due to broker-variation margin swaps	17,203
Management fees payable	11,784
Payable for portfolio shares repurchased	4,086
Distribution fee payable	2,282
Affiliated transfer agent fee payable	365

Total Liabilities	1,842,799

NET ASSETS	$70,296,253

Net assets were comprised of:
Partners Equity	$70,296,253

Net asset value and redemption price per share, $70,296,253 / 5,289,022 outstanding shares of beneficial interest	$13.29

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$960,220
Affiliated dividend income	13,261
Income from securities lending, net (including affiliated income of $1,791)	1,791

975,272

EXPENSES
Management fees	179,035
Distribution fee	94,243
Custodian and accounting fees	29,598
Audit fee	25,290
Trustees’ fees	5,324
Legal fees and expenses	4,803
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,355
Miscellaneous	7,771

Total expenses	352,885
Less: Fee waivers and/or expense reimbursement	(1,926)

Net expenses	350,959

NET INVESTMENT INCOME (LOSS)	624,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investment transactions (including affiliated of $86)	(237,949)
Futures transactions	295,147
Swap agreement transactions	329,000
Options written transactions	1,708

387,906

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $113)	(1,050,928)
Futures	(29,521)
Swap agreements	(1,801,453)

(2,881,902)

NET GAIN (LOSS) ON INVESTMENTS	(2,493,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,869,683)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$624,313	$1,413,721
Net realized gain (loss) on investment transactions	387,906	(1,687,814)
Net change in unrealized appreciation (depreciation) on investments	(2,881,902)	2,776,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,869,683)	2,502,325

FUND SHARE TRANSACTIONS:
Fund share sold [588,126 and 425,087 shares, respectively]	7,842,973	5,703,542
Fund share repurchased [1,747,071 and 7,095,067 shares, respectively]	(23,360,271)	(96,158,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(15,517,298)	(90,454,727)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,386,981)	(87,952,402)
NET ASSETS:
Beginning of period	87,683,234	175,635,636

End of period	$70,296,253	$87,683,234

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 91.1% ASSET-BACKED SECURITIES — 23.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 9.8%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.473%	(c)	02/15/21	200	$200,256
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	100	99,904
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	200	199,109
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	495,652
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,250
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	100	100,034
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	98,481
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.413%	(c)	08/15/29	90	89,484
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	100	98,882
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	200	200,052
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	149	148,599
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	100	99,028
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	100	99,663
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	200	192,902
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.533%	(c)	11/15/21	200	200,554
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.423%	(c)	09/15/22	100	100,175
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	05/17/21	100	100,552
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.713%	(c)	06/15/21	200	200,720
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	396	394,275
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	200	198,503
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	100	99,887
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	100	99,811

					3,714,507

Collateralized Loan Obligations — 7.2%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	250	248,396

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	250	$249,461
CIFC Funding Ltd. (Cayman Islands), Series 2014-2RA, Class A1, 3 Month LIBOR + 1.050%, 144A	3.164%	(c)	04/24/30	250	250,171
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	250	249,582
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.155%	(c)	01/18/28	250	248,334
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	3.195%	(c)	04/18/27	500	499,755
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	250	248,778
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.020%, 144A	3.380%	(c)	07/25/26	250	249,957
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.159%	(c)	07/20/27	250	249,607
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255%	(c)	01/18/29	250	249,711

					2,743,752

Credit Cards — 5.1%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.573%	(c)	12/15/21	300	300,687
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.523%	(c)	09/16/24	200	201,768
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.463%	(c)	10/15/21	400	400,840
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.483%	(c)	05/17/21	300	300,800
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.373%	(c)	01/18/22	300	300,685
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.880%		01/23/23	432	430,751

					1,935,531

Equipment — 0.5%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	97,591
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%		11/15/24	100	97,450

					195,041

Student Loans — 0.6%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	88	86,841

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Student Loans (continued)
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841%	(c)	06/25/65	28	$28,166
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%		01/25/41	100	97,632

					212,639

TOTAL ASSET-BACKED SECURITIES (cost $8,846,542)					8,801,470

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.2%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	59,466
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	297,566
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	222	222,155
Commercial Mortgage Trust, Series 2013-LC6, Class A3	2.666%		01/10/46	114	111,286
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	220	225,468
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	250	249,965
Commercial Mortgage Trust, Series 2015-CR27, Class A1	1.577%		10/10/48	286	282,025
Commercial Mortgage Trust, Series 2017-COR2, Class A1	2.111%		09/10/50	132	129,034
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	194	190,616
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	189	183,851
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	50,548
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	380	367,001
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	380	364,363
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	298,747
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	150	149,355
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	231,527
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	339	338,126
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	47	46,285
Ladder Capital Commercial Mortgage, Series 2017-LC26, Class A1, 144A	1.976%		07/12/50	399	391,748
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	12	11,816
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A2	2.979%		04/15/47	272	272,097
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	350	350,687
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	396,386

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A1	1.968%		12/15/49	60	$58,256
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	426	416,936
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	340	346,628
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	111	111,218
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	3.123%	(c)	07/15/46	550	556,180
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	101	99,564
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A1	1.775%		03/15/59	106	104,632
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%		10/15/49	180	176,773
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	180	174,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,397,816)					7,264,824

CORPORATE BONDS — 19.4%
Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	55	54,638

Auto Manufacturers — 1.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	220	214,597
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	326,620

					541,217

Banks — 6.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	250	248,965
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	300	295,599
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	210	204,217
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	92,137
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/30/19	250	249,528
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	429,831
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	51,721
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	253,943
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%		01/25/21	325	343,605
PNC Bank NA, Sub. Notes(a)	2.950%		01/30/23	250	242,441

					2,411,987

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	50,296

Chemicals — 1.6%
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	83	87,669
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	239	244,130

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Chemicals (continued)
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	275	$275,600
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,591

					621,990

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.129%	(c)	05/22/19	40	40,116

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	95	93,046
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	8	8,012

					101,058

Electric — 1.1%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%		01/15/22	140	135,772
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	285	284,395

					420,167

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	155	152,562

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	310	297,677

Insurance — 1.7%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	285	287,880
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	125	131,026
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	150	146,563
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	20	19,827
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%		12/06/22	55	53,552

					638,848

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%		01/27/23	50	48,882

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	175	173,694

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	5	5,201
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	84	82,121

					87,322

Multi-National — 1.8%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	140	138,868
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%		11/20/18	200	199,490
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%		09/04/18	350	349,635

					687,993

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas — 0.5%
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	200	$196,604

Pharmaceuticals — 0.7%
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.800%	05/18/23	285	278,881

Pipelines — 1.4%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	295,593
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	219,288

				514,881

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	48,540

TOTAL CORPORATE BONDS (cost $7,385,259)				7,367,353

SOVEREIGN BONDS — 2.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	200	186,120
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	11/16/20	200	196,078
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A	1.250%	09/10/18	200	199,624
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%	09/10/21	50	49,178
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%	10/05/18	400	398,710

(cost $1,046,350)				1,029,710

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal National Mortgage Assoc	1.500%	07/30/20	145	141,706
Federal National Mortgage Assoc	2.375%	01/19/23	70	68,735
Federal National Mortgage Assoc	1.125%	12/14/18	90	89,593

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $303,013)				300,034

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds	2.875%	08/15/45	25	24,501
U.S. Treasury Bonds	3.000%	11/15/44	85	85,345
U.S. Treasury Bonds	3.000%	05/15/45	105	105,406
U.S. Treasury Bonds	3.000%	02/15/48	60	60,202
U.S. Treasury Bonds	3.625%	08/15/43	120	133,762
U.S. Treasury Bonds	3.750%	11/15/43	10	11,368
U.S. Treasury Notes	1.375%	04/30/21	990	956,626
U.S. Treasury Notes	1.375%	06/30/23	1,565	1,465,781
U.S. Treasury Notes(k)	1.875%	04/30/22	236	229,003
U.S. Treasury Notes	2.000%	06/30/24	1,365	1,305,441
U.S. Treasury Notes	2.125%	06/30/21	70	68,988
U.S. Treasury Notes(k)	2.125%	09/30/21	3,510	3,452,962
U.S. Treasury Notes	2.125%	06/30/22	1,490	1,457,814
U.S. Treasury Notes	2.125%	05/15/25	30	28,707
U.S. Treasury Notes	2.250%	02/15/27	15	14,314
U.S. Treasury Notes	2.375%	08/15/24	135	131,788
U.S. Treasury Notes	2.625%	06/30/23	105	104,487
U.S. Treasury Notes	2.750%	05/31/23	160	160,200

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Notes	2.875%	05/31/25	5	$5,019

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,074,405)				9,801,714

TOTAL LONG-TERM INVESTMENTS (cost $35,053,385)				34,565,105

SHORT-TERM INVESTMENTS — 9.5%			Shares
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			2,768,183	2,768,183
PGIM Institutional Money Market Fund (cost $848,348; includes $847,585 of cash collateral for securities on loan)(b)(w)			848,264	848,348

TOTAL SHORT-TERM INVESTMENTS (cost $3,616,531)				3,616,531

TOTAL INVESTMENTS — 100.6% (cost $38,669,916)				38,181,636
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.6)%				(210,601)

NET ASSETS — 100.0%				$37,971,035

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $831,268; cash collateral of $847,585 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
85	10 Year U.S. Treasury Notes	Sep. 2018	$10,215,938	$86,755

Short Positions:
8	90 Day Euro Dollar	Dec. 2018	1,947,200	13,883
26	2 Year U.S. Treasury Notes	Sep. 2018	5,507,531	(1,596)
78	5 Year U.S. Treasury Notes	Sep. 2018	8,862,141	(13,878)
2	10 Year U.S. Ultra Treasury Notes	Sep. 2018	256,468	(5,182)
7	20 Year U.S. Treasury Bonds	Sep. 2018	1,015,000	(26,714)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	319,125	(8,128)

				(41,615)

				$45,140

Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
380	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	$151	$460	$309
346	08/02/18	1.614%(S)	3 Month LIBOR(1)(Q)	(6,997)	(681)	6,316
14,000	10/03/18	1.566%(S)	3 Month LIBOR(2)(Q)	213	(56,423)	(56,636)
25,880	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	4,934	4,934
2,360	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(927)	16,512	17,439
215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,445	1,756
1,065	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	297	6,941	6,644
850	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	(101)	5,966	6,067
630	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	301	3,227	2,926
675	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	561	561
3,785	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	72	(96,608)	(96,680)
645	05/31/22	2.217%(S)	3 Month LIBOR(1)(Q)	153	15,754	15,601
230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	1,126	1,126
3,100	10/09/22	1.728%(S)	3 Month LIBOR(1)(Q)	167	148,354	148,187
1,700	12/21/22	1.949%(S)	3 Month LIBOR(1)(Q)	159	66,680	66,521
10,600	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	—	80,157	80,157
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(93,776)	(952,019)	(858,243)
610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	21,586	20,029
740	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	24,185	22,132
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	782	782
210	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	152	8,937	8,785
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	7,011	5,396
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	5,468	5,468
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	6,359	6,359
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(33,379)	(30,516)

				$(98,085)	$(712,665)	$(614,580)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	$185,106	$—	$185,106	JPMorgan Chase
2,000	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	29,640	—	29,640	JPMorgan Chase

				$214,746	$—	$214,746

Cash of $68,000 and securities with a combined market value of $568,431 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$214,746	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,714,507	$—
Collateralized Loan Obligations	—	2,743,752	—
Credit Cards	—	1,935,531	—
Equipment	—	195,041	—
Student Loans	—	212,639	—
Commercial Mortgage-Backed Securities	—	7,264,824	—
Corporate Bonds	—	7,367,353	—
Sovereign Bonds	—	1,029,710	—
U.S. Government Agency Obligations	—	300,034	—
U.S. Treasury Obligations	—	9,801,714	—
Affiliated Mutual Funds	3,616,531	—	—
Other Financial Instruments*
Futures Contracts	45,140	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(614,580)	—
OTC Interest Rate Swap Agreements	—	214,746	—

Total	$3,661,671	$34,165,271	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	25.8%
Commercial Mortgage-Backed Securities	19.2
Automobiles	9.8
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	9.5
Collateralized Loan Obligations	7.2
Banks	6.4
Credit Cards	5.1
Sovereign Bonds	2.7
Multi-National	1.8
Insurance	1.7
Chemicals	1.6
Auto Manufacturers	1.4
Pipelines	1.4
Electric	1.1
U.S. Government Agency Obligations	0.8

Healthcare-Services	0.8%
Pharmaceuticals	0.7
Student Loans	0.6
Oil & Gas	0.5
Equipment	0.5
Media	0.5
Healthcare-Products	0.4
Computers	0.3
Miscellaneous Manufacturing	0.2
Airlines	0.2
Biotechnology	0.1
Machinery-Diversified	0.1
Telecommunications	0.1
Commercial Services	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$100,638	*	Due from/to broker — variation margin futures	$55,498	*
Interest rate contracts	Due from/to broker — variation margin swaps	427,495	*	Due from/to broker — variation margin swaps	1,042,075	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	214,746		—	—

Total		$742,879			$1,097,573

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(4,330)	$854	$164,631	$449

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(26,380)	$(772,101)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$839	$4,667	$11,659,776	$22,496,157	$67,102,000

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$831,268	$(831,268)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
JPMorgan Chase.	$214,746	$—	$214,746	$(214,746)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $831,268:
Unaffiliated investments (cost $35,053,385)	$34,565,105
Affiliated investments (cost $3,616,531)	3,616,531
Deposit with broker for futures	300,000
Unrealized appreciation on OTC swap agreements	214,746
Dividends and interest receivable	199,153
Receivable for investments sold	68,195
Deposit with broker for centrally cleared swaps	68,000
Due from broker-variation margin futures	2,547
Prepaid expenses	81

Total Assets	39,034,358

LIABILITIES:
Payable to broker for collateral for securities on loan	847,585
Payable for investments purchased	148,945
Accrued expenses and other liabilities	47,146
Due to broker-variation margin swaps	9,535
Management fees payable	5,342
Payable for portfolio shares repurchased	3,092
Distribution fee payable	1,313
Affiliated transfer agent fee payable	365

Total Liabilities	1,063,323

NET ASSETS	$37,971,035

Net assets were comprised of:
Partners Equity	$37,971,035

Net asset value and redemption price per share, $37,971,035 / 3,420,428 outstanding shares of beneficial interest	$11.10

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $(264) foreign withholding tax)	$404,368
Affiliated dividend income.	14,772
Income from securities lending, net (including affiliated income of $407)	407

419,547

EXPENSES
Management fees	81,308
Distribution fee	42,800
Custodian and accounting fees	26,285
Audit fee	25,290
Trustees’ fees	4,782
Legal fees and expenses	4,631
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,980
Miscellaneous	5,938

Total expenses	197,480
Less: Fee waivers and/or expense reimbursement	(38,254)

Net expenses	159,226

NET INVESTMENT INCOME (LOSS)	260,321

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(44))	(143,524)
Futures transactions	164,631
Swap agreement transactions	449
Options written transactions	854

22,410

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $19)	(372,070)
Futures	(26,380)
Swap agreements	(772,101)

(1,170,551)

NET GAIN (LOSS) ON INVESTMENTS	(1,148,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(887,820)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$260,321	$431,352
Net realized gain (loss) on investment transactions	22,410	626,238
Net change in unrealized appreciation (depreciation) on investments	(1,170,551)	(146,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(887,820)	911,157

FUND SHARE TRANSACTIONS:
Fund share sold [890,196 and 268,631 shares, respectively]	9,857,308	3,042,662
Fund share repurchased [560,584 and 2,491,641 shares, respectively]	(6,231,616)	(28,313,870)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	3,625,692	(25,271,208)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,737,872	(24,360,051)
NET ASSETS:
Beginning of period	35,233,163	59,593,214

End of period	$37,971,035	$35,233,163

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 95.4% ASSET-BACKED SECURITIES — 18.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 7.0%
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	103	$102,630
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	300	299,712
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	400	398,218
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,250
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	300	300,101
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	98,481
CarMax Auto Owner Trust, Series 2018-1, Class A3	2.480%		11/15/22	100	99,056
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.413%	(c)	08/15/29	90	89,484
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	100	98,882
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	500	500,131
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	523	520,097
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	100	99,028
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	200	199,326
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	100	96,829
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	200	192,902
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.533%	(c)	11/15/21	500	501,384
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.423%	(c)	09/15/22	100	100,175
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	797,681
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.503%	(c)	04/18/22	500	501,328
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	66	65,713
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	400	397,005
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	200	199,775
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	200	199,620

					6,055,542

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations — 8.3%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	250	$248,396
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.151%	(c)	11/17/27	250	248,708
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	3.648%	(c)	01/16/30	250	250,463
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.598%	(c)	10/15/30	250	250,355
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	01/15/30	250	250,313
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.260%, 144A	3.622%	(c)	04/22/30	250	249,838
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	10/15/26	250	249,949
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	250	249,582
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539%	(c)	04/26/31	250	250,141
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	3.642%	(c)	10/23/29	250	250,089
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	2.897%	(c)	04/15/27	250	250,092
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.155%	(c)	01/18/28	250	248,334
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.840%, 144A	3.195%	(c)	04/18/27	750	749,633
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	250	248,778
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.483%	(c)	01/17/31	250	249,983
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362%	(c)	07/16/31	250	249,999
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.053%	(c)	11/14/29	250	250,794
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5RA, Class A, 3 Month LIBOR + 1.100%, 144A	3.463%	(c)	05/07/31	250	250,343
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.513%	(c)	05/15/26	250	250,006

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A	3.579%	(c)	10/20/30	250	$249,842
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	3.653%	(c)	07/17/26	250	250,103
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	250	249,752
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.210%, 144A	3.558%	(c)	10/15/30	250	250,687
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255%	(c)	01/18/29	500	499,422
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.609%	(c)	10/20/29	250	250,315
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	3.638%	(c)	04/15/30	250	251,937

					7,247,854

Credit Cards — 2.0%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.573%	(c)	12/15/21	200	200,458
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	900	900,000
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.400%	(c)	08/08/24	100	100,174
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	500	502,936

					1,703,568

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	97,591
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%		11/15/24	100	97,450

					195,041

Student Loans — 1.2%
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	484	483,927
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	175	173,682
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841%	(c)	06/25/65	9	9,389
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%		01/25/41	300	292,896
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%		02/25/42	87	86,440

					1,046,334

TOTAL ASSET-BACKED SECURITIES (cost $16,286,579)					16,248,339

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK, Series 2017-BNK7, Class A1	1.984%		09/15/60	128	$124,624
CD Mortgage Trust, Series 2016-CD2, Class A1	1.848%		11/10/49	510	498,863
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	310	302,421
CD Mortgage Trust, Series 2017-CD6, Class A3	3.104%		11/13/50	560	544,711
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%		06/15/50	244	238,785
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	330	318,705
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	99,189
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	216	209,978
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A4	3.349%		02/10/49	500	491,422
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	890	871,692
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	379	379,265
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	40	40,994
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	125	124,982
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	168	166,214
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	84	82,906
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	265	263,836
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	40	40,087
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	477	471,917
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	509	495,970
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	705	685,280
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%	(cc)	03/25/28	274	269,126
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	50,183
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	120	115,895
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	120	115,062
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	75	75,438
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	12	11,962
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	263	265,203
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	280	286,659
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	197	194,837
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	99,582
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	269	262,021
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB	3.203%		08/10/50	100	97,915

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	54	$53,844
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	53	52,465
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	250	244,711
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	668	656,553
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%		10/15/50	142	138,849
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	33	32,231
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	383	372,519
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	5	4,726
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	173	173,085
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	93	93,182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	148,645
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	535	529,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	400	392,476
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A1	2.031%		05/15/50	156	152,677
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	1,142	1,118,630
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	830	846,179
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	497	490,740
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	161	159,301
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	220	214,969
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	290	281,170
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class ASB	3.390%		11/15/50	300	296,028
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	60	58,878

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,986,552)					14,806,611

CORPORATE BONDS — 13.5%
Airlines — 0.2%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%		03/01/30	180	174,775

Auto Manufacturers — 0.3%
General Motors Financial Co., Inc., Gtd. Notes	3.250%		01/05/23	300	290,721

Banks — 4.5%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%		01/23/26	135	129,886

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	105	$103,460
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	455	457,375
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	200	194,492
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.375%		01/09/25	200	188,937
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28	430	416,470
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	125	121,233
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	250	246,757
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A.	2.500%		01/25/21	500	493,831
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	10	10,702
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	200	198,320
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	145	152,495
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20	160	158,578
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%		01/23/29	290	274,762
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	150	146,505
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	75	79,364
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	405	405,717
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	150	150,573

					3,929,457

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	15,316
Baxalta, Inc., Gtd. Notes	4.000%		06/23/25	260	254,533
Celgene Corp., Sr. Unsec’d. Notes	3.450%		11/15/27	135	124,130
Celgene Corp., Sr. Unsec’d. Notes	3.625%		05/15/24	100	97,560

					491,539

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	91,932
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	105	105,229

					197,161

Commercial Services — 0.0%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.129%	(c)	05/22/19	35	35,102

Computers — 0.1%
Apple, Inc., Sr. Unsec’d. Notes	1.800%		05/11/20	100	98,306
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	4	4,006

					102,312

Diversified Financial Services — 0.4%
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.125%		09/19/22	250	240,485
Visa, Inc., Sr. Unsec’d. Notes	2.150%		09/15/22	105	100,645

					341,130

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric — 0.7%
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%	12/01/24	125	$120,188
Edison International, Sr. Unsec’d. Notes	2.400%	09/15/22	30	28,598
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%	12/01/24	250	243,678
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	180	179,618

				572,082

Foods — 0.1%
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	75	74,849

Healthcare-Services — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	120	115,230
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.250%	09/01/24	85	82,178

				197,408

Insurance — 0.1%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	60	60,606
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	9,914

				70,520

Media — 0.1%
Discovery Communications LLC, Gtd. Notes	2.200%	09/20/19	60	59,343

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	. 3.100%	01/09/23	110	107,539
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	110	108,172

				215,711

Multi-National — 1.8%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	35	33,682
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	185	178,982
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%	11/20/18	600	598,471
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	760	759,207

				1,570,342

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	100	98,303
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	230	221,535
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	75	73,726
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	50	50,632
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250%	09/13/20	200	195,273

				639,469

Oil & Gas Services — 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	250	248,501

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals — 1.1%
Allergan Funding SCS, Gtd. Notes	3.450%		03/15/22	125	$122,998
Allergan Funding SCS, Gtd. Notes	3.800%		03/15/25	185	179,643
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	295	277,930
Express Scripts Holding Co., Gtd. Notes	4.500%		02/25/26	240	238,260
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%		05/18/23	110	107,638

					926,469

Pipelines — 1.4%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	305	293,400
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	147,797
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,199
MPLX LP, Sr. Unsec’d. Notes	3.375%		03/15/23	55	53,787
MPLX LP, Sr. Unsec’d. Notes	4.500%		07/15/23	140	142,963
ONEOK, Inc., Gtd. Notes	4.000%		07/13/27	265	256,415
Williams Partners LP, Sr. Unsec’d. Notes	3.350%		08/15/22	275	268,755

					1,173,316

Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, Gtd. Notes	3.700%		08/15/27	100	95,033

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	325	323,202

TOTAL CORPORATE BONDS (cost $12,037,976)					11,728,442

SOVEREIGN BONDS — 1.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	200	186,119
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	400	392,155
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%		09/10/21	115	113,110
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	800	797,421

TOTAL SOVEREIGN BONDS (cost $1,509,446)					1,488,805

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.4%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	2.747%	(c)	07/15/58	300	300,064

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Federal Home Loan Bank	1.375%		05/28/19	3,500	3,469,031
Federal Home Loan Mortgage Corp	2.375%		01/13/22	3,500	3,454,059
Federal National Mortgage Assoc	1.125%		12/14/18	35	34,842
Federal National Mortgage Assoc	1.500%		07/30/20	135	131,933
Federal National Mortgage Assoc	2.000%		01/05/22	3,500	3,411,429
Federal National Mortgage Assoc	2.000%		10/05/22	500	483,869
Federal National Mortgage Assoc	2.375%		01/19/23	610	598,973

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residual Funding Corp. Principal Strip	2.140%	(s)	10/15/20	1,000	$940,506

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,725,871)					12,524,642

U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Bonds(k)	2.875%		08/15/45	170	166,607
U.S. Treasury Bonds	3.000%		05/15/45	15	15,057
U.S. Treasury Bonds	3.000%		05/15/47	35	35,103
U.S. Treasury Bonds	3.000%		02/15/48	70	70,235
U.S. Treasury Bonds(k)	3.625%		08/15/43	1,310	1,460,241
U.S. Treasury Notes	1.875%		04/30/22	3	2,911
U.S. Treasury Notes	2.000%		06/30/24	4,385	4,193,670
U.S. Treasury Notes	2.125%		05/15/25	11,705	11,200,679
U.S. Treasury Notes	2.250%		11/15/25	735	706,892
U.S. Treasury Notes	2.375%		08/15/24	2,700	2,635,770
U.S. Treasury Notes(k)	2.500%		05/15/24	5,160	5,078,972
U.S. Treasury Notes	2.625%		06/30/23	30	29,854
U.S. Treasury Notes	2.750%		05/31/23	50	50,062
U.S. Treasury Notes	2.875%		05/31/25	35	35,134

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,398,951)					25,681,187

TOTAL LONG-TERM INVESTMENTS (cost $84,245,375)					82,778,090

				Shares
SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)				3,115,506	3,115,506
PGIM Institutional Money Market Fund (cost $486,277; includes $485,682 of cash collateral for securities on loan)(b)(w)				486,228	486,277

TOTAL SHORT-TERM INVESTMENTS (cost $3,601,783)					3,601,783

TOTAL INVESTMENTS — 99.5% (cost $87,847,158)					86,379,873
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.5%					393,809

NET ASSETS — 100.0%					$86,773,682

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $476,770; cash collateral of $485,682 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
53	10 Year U.S. Treasury Notes	Sep. 2018	$6,369,938	$25,023
4	20 Year U.S. Treasury Notes	Sep. 2018	580,000	17,369

				42,392

Short Positions:
20	90 Day Euro Dollar	Dec. 2018	4,868,000	24,471
34	2 Year U.S. Treasury Notes	Sep. 2018	7,202,156	(6,138)
345	5 Year U.S. Treasury Notes	Sep. 2018	39,197,930	(67,845)
8	10 Year U.S. Ultra Treasury Notes	Sep. 2018	1,025,875	(21,207)
8	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,276,500	(35,512)

				(106,231)

				$(63,839)

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
70,420	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$13,425	$13,425
1,505	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(572)	10,530	11,102
1,495	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	3,164	3,167
635	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	8	2,252	2,244
420	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(729)	45	774
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	1,254	1,254
1,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	128	(50,792)	(50,920)
1,365	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	11,211	(28,737)	(39,948)
360	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(13,247)	(13,247)
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	5,043	5,043
1,500	04/06/24	2.135%(S)	3 Month LIBOR(2)(Q)	—	(61,041)	(61,041)
65,175	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	(1,048,997)	(2,196,778)	(1,147,781)
690	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	2,345	2,345
9,500	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	160	(255,305)	(255,465)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	7,011	5,396
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(33,379)	(30,516)

				$(1,040,042)	$(2,594,210)	$(1,554,168)

Cash of $516,000 and securities with a combined market value of $1,843,734 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$6,055,542	$—
Collateralized Loan Obligations	—	7,247,854	—
Credit Cards	—	1,703,568	—
Equipment	—	195,041	—
Student Loans	—	1,046,334	—
Commercial Mortgage-Backed Securities	—	14,806,611	—
Corporate Bonds	—	11,728,442	—
Sovereign Bonds	—	1,488,805	—
Residential Mortgage-Backed Security	—	300,064	—
U.S. Government Agency Obligations	—	12,524,642	—
U.S. Treasury Obligations	—	25,681,187	—
Affiliated Mutual Funds	3,601,783	—	—
Other Financial Instruments*
Futures Contracts	(63,839)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,554,168)	—

Total	$3,537,944	$81,223,922	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	29.6%
Commercial Mortgage-Backed Securities	17.1
U.S. Government Agency Obligations	14.4
Collateralized Loan Obligations	8.3
Automobiles	7.0
Banks	4.5
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	4.1
Credit Cards	2.0
Multi-National	1.8
Sovereign Bonds	1.7
Pipelines	1.4
Student Loans	1.2
Pharmaceuticals	1.1
Oil & Gas	0.7
Electric	0.7
Biotechnology	0.6

Diversified Financial Services	0.4%
Trucking & Leasing	0.4
Residential Mortgage-Backed Security	0.4
Auto Manufacturers	0.3
Oil & Gas Services	0.3
Miscellaneous Manufacturing	0.2
Healthcare-Services	0.2
Chemicals	0.2
Equipment	0.2
Airlines	0.2
Computers	0.1
Real Estate Investment Trusts (REITs)	0.1
Foods	0.1
Insurance	0.1
Media	0.1
Commercial Services	0.0 *

99.5
Other assets in excess of liabilities	0.5

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$66,863	*	Due from/to broker — variation margin futures	$130,702	*
Interest rate contracts	Due from/to broker — variation margin swaps	44,750	*	Due from/to broker — variation margin swaps	1,598,918	*

Total		$111,613			$1,729,620

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(10,366)	$2,196	$563,650	$(229,557)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(162,874)	$(1,620,530)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$2,156	$12,000	$8,888,240	$44,218,757	$100,179,333

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$476,770	$(476,770)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $476,770:
Unaffiliated investments (cost $84,245,375)	$82,778,090
Affiliated investments (cost $3,601,783)	3,601,783
Deposit with broker for centrally cleared swaps	516,000
Dividends and interest receivable	429,604
Deposit with broker for futures	280,000
Receivable for investments sold	174,115
Receivable for portfolio shares sold	10,513
Due from broker-variation margin futures	9,773
Prepaid expenses	71

Total Assets	87,799,949

LIABILITIES:
Payable to broker for collateral for securities on loan	485,682
Payable for investments purchased	394,033
Payable for portfolio shares repurchased	70,562
Accrued expenses and other liabilities	41,294
Due to broker-variation margin swaps	16,971
Management fees payable	14,402
Distribution fee payable	2,958
Affiliated transfer agent fee payable	365

Total Liabilities	1,026,267

NET ASSETS	$86,773,682

Net assets were comprised of:
Partners Equity	$86,773,682

Net asset value and redemption price per share, $86,773,682 / 8,230,517 outstanding shares of beneficial interest	$10.54

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$1,023,794
Affiliated dividend income	36,654
Income from securities lending, net (including affiliated income of $754)	754

1,061,202

EXPENSES
Management fees	201,789
Distribution fee	106,220
Custodian and accounting fees	25,786
Audit fee	25,290
Trustees’ fees	4,953
Legal fees and expenses	4,431
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,658
Miscellaneous	5,429

Total expenses	380,022

NET INVESTMENT INCOME (LOSS)	681,180
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6))	(292,033)
Futures transactions	563,650
Swap agreement transactions	(229,557)
Options written transactions	2,196

44,256

Net change in unrealized appreciation (depreciation) on:
Investments	(1,238,769)
Futures	(162,874)
Swap agreements	(1,620,530)

(3,022,173)

NET GAIN (LOSS) ON INVESTMENTS	(2,977,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,296,737)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$681,180	$321,198
Net realized gain (loss) on investment transactions	44,256	(106,316)
Net change in unrealized appreciation (depreciation) on investments	(3,022,173)	(220,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,296,737)	(5,185)

FUND SHARE TRANSACTIONS:
Fund share sold [3,901,273 and 7,134,191 shares, respectively]	41,163,167	77,798,215
Fund share repurchased [2,911,976 and 637,989 shares, respectively]	(30,888,041)	(6,972,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	10,275,126	70,826,101

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,978,389	70,820,916
NET ASSETS:
Beginning of period	78,795,293	7,974,377

End of period	$86,773,682	$78,795,293

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 95.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 16.4%
Automobiles — 6.0%
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	86	$85,525
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	50	49,952
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	300	298,663
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	200	200,067
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	400,105
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	100	99,663
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	200	197,304
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	500	493,434
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2, 1 Month LIBOR + 0.600%	2.673%	(c)	08/15/20	450	450,207
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.533%	(c)	11/15/21	400	401,107
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	500	498,550
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.503%	(c)	04/18/22	400	401,062
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	198	197,138
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	200	199,775
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	100	99,810

					4,172,096

Collateralized Loan Obligations — 7.8%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	250	248,396
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	250	249,458
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.789%	(c)	10/20/29	250	251,010
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.311%	(c)	04/17/31	250	249,048
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.075%	(c)	04/20/31	500	498,325
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 3 Month LIBOR + 1.030%, 144A	3.383%	(c)	04/30/31	250	249,963

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330	%(c)	04/24/31	250	$249,565
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472	%(c)	01/22/31	250	249,582
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.225	%(c)	04/19/29	250	249,181
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539	%(c)	04/26/31	250	250,141
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.390	%(c)	04/25/31	250	250,204
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.930%, 144A	3.261	%(c)	05/20/29	250	249,984
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198	%(c)	01/15/28	250	248,778
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A	3.210	%(c)	04/20/31	250	250,224
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362	%(c)	07/16/31	250	250,000
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	3.593	%(c)	01/17/30	250	249,856
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.159	%(c)	07/20/27	250	249,607
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314	%(c)	04/25/31	250	249,452
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255	%(c)	01/18/29	250	249,711
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075	%(c)	04/15/29	500	497,686

					5,490,171

Credit Cards — 1.6%
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	700	700,000
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	400	402,349

					1,102,349

Student Loans — 1.0%
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	320	319,392
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	88	86,841
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841	%(c)	06/25/65	84	84,497

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Student Loans (continued)
SLM Private Education Loan Trust, Series 2012-C, Class A2, 144A	3.310%		10/15/46	234	$234,609

					725,339

TOTAL ASSET-BACKED SECURITIES (cost $11,506,974)					11,489,955

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.0%
BANK, Series 2017-BNK4, Class A1	2.002%		05/15/50	438	429,341
BANK, Series 2017-BNK7, Class A1	1.984%		09/15/60	84	81,651
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	193	188,465
CD Mortgage Trust, Series 2017-CD6, Class A1	2.168%		11/13/50	636	624,686
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%		06/15/50	124	121,063
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	21	20,983
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	432	426,496
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A1	1.506%		05/10/49	256	251,238
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	130	126,711
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	469	459,817
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	245	245,171
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	110,058
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	110	112,734
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	509,691
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	150	149,979
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	79,996
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	80	79,329
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	166	164,664
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	118	117,588
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	186	183,469
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	284	281,335
DBJPM Mortgage Trust, Series 2016-C3, Class A1	1.502%		09/10/49	192	187,730
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	382	371,977
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	394	383,373
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044	%(cc)	03/25/28	199	195,728
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	126	126,469
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	60	59,812

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	$20,180
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	51	51,645
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	118	116,902
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	161	157,213
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	24,996
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	91,115
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	150,009
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	35	34,977
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%		03/15/50	187	184,052
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	382	375,173
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%		10/15/50	89	86,781
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	53	51,972
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4 18	2.694%		04/15/46	509	495,520
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A1	1.891%		12/15/49	49	48,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	82	82,215
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A4	3.787%		02/15/47	130	132,094
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	50	50,098
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	425	411,656
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	263	260,225
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1	1.389%		09/15/49	325	316,747
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%		11/15/49	1,239	1,206,547
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	842	825,001
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	360	367,017
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	3.123	%(c)	07/15/46	325	328,652
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	199	196,296
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	78	77,162
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A1	1.889%		12/15/48	554	547,965
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A1	1.321%		08/15/49	175	170,501

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A1	1.423%	06/15/49	116	$113,812
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%	07/15/50	131	128,154
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	70	67,869
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	47	47,392

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,378,424)				13,308,027

CORPORATE BONDS — 8.5%
Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	3.375%	05/15/23	190	190,384
Banks — 3.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	150	149,379
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	170	163,560
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	40	40,658
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	65	64,165
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	170	164,651
Citigroup, Inc., Sr. Unsec’d. Notes	4.075%	04/23/29	160	156,984
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	75	74,590
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	80	77,254
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%	05/01/29	300	295,473
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	26,754
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	50	49,267
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	100	95,631
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	30	28,424
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	50	49,666
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005%	04/23/29	170	167,733
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.125%	01/23/23	20	19,515
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	125	125,221
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	130	128,226
SunTrust Banks, Inc., Sr. Unsec’d. Notes	4.000%	05/01/25	350	351,668

				2,228,819

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%	04/13/28	150	149,652

Biotechnology — 0.3%
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	110	107,687
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	90	82,754

				190,441

Chemicals — 0.1%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	105,229

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	70	68,915

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Computers — 0.1%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	60	$60,087

Diversified Financial Services — 0.7%
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%	01/29/21	250	246,764
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%	09/19/22	250	240,485

				487,249

Electric — 0.2%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	116,839

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	55	49,787

Healthcare-Products — 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	130	127,780

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	85	82,105
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	25,253

				107,358

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	70	70,860

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	80	79,353
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	75	72,560
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	130	129,864

				281,777

Oil & Gas — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27	95	91,503
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%	01/15/28	85	81,229

				172,732

Packaging & Containers — 0.2%
WestRock Co., Gtd. Notes, 144A	3.750%	03/15/25	130	127,449

Pharmaceuticals — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	75	72,638
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	115	111,670
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	130	122,477
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	60	57,919
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	60	54,822
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	40	39,710

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	100	$91,639

					550,875

Pipelines — 0.6%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	130	125,056
MPLX LP, Sr. Unsec’d. Notes	3.375%		03/15/23	25	24,449
MPLX LP, Sr. Unsec’d. Notes	4.500%		07/15/23	50	51,058
ONEOK Partners LP, Gtd. Notes	4.900%		03/15/25	110	113,577
Williams Partners LP, Sr. Unsec’d. Notes	4.000%		09/15/25	105	102,625

					416,765

Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., Sr. Unsec’d. Notes	3.625%		02/01/25	250	237,227

Retail — 0.1%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A.	3.550%		07/26/27	95	90,056

Software — 0.1%
Oracle Corp., Sr. Unsec’d. Notes	2.950%		11/15/24	75	72,309

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	75	74,585

TOTAL CORPORATE BONDS (cost $6,102,485)					5,977,175

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.4%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	2.747	%(c)	07/15/58	300	300,064

SOVEREIGN BONDS — 2.2%
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A.	1.250%		09/10/18	200	199,624
Province of Alberta (Canada), Sr. Unsec’d. Notes .	2.200%		07/26/22	300	289,683
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	2.000%		10/23/22	300	288,302
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	200	192,712
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%		09/10/21	165	162,288
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		08/25/21	300	297,900
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	100	99,678

TOTAL SOVEREIGN BONDS (cost $1,530,408)					1,530,187

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	100	98,829
Federal Home Loan Mortgage Corp.	2.375%		02/16/21	200	198,468
Federal Home Loan Mortgage Corp., MTN	2.750%		06/19/23	700	697,358
Federal National Mortgage Assoc	1.500%		07/30/20	1,665	1,627,178

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc	2.000%		10/05/22	600	$580,643
Federal National Mortgage Assoc	2.375%		01/19/23	80	78,554

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,308,729)					3,281,030

U.S. TREASURY OBLIGATIONS — 43.9%
U.S. Treasury Bonds	2.875%		08/15/45	480	470,419
U.S. Treasury Bonds	3.000%		11/15/44	20	20,081
U.S. Treasury Bonds	3.000%		05/15/45	30	30,116
U.S. Treasury Bonds	3.000%		02/15/48	175	175,588
U.S. Treasury Bonds	3.750%		11/15/43	20	22,737
U.S. Treasury Notes	1.750%		06/30/22	280	269,959
U.S. Treasury Notes	1.875%		04/30/22	297	288,194
U.S. Treasury Notes	1.875%		09/30/22	31	29,969
U.S. Treasury Notes(k)	2.000%		06/30/24	6,950	6,646,752
U.S. Treasury Notes	2.125%		06/30/22	480	469,631
U.S. Treasury Notes(k)	2.125%		05/15/25	7,735	7,401,730
U.S. Treasury Notes	2.250%		02/15/27	1,005	959,029
U.S. Treasury Notes	2.375%		08/15/24	12,645	12,344,187
U.S. Treasury Notes	2.625%		06/15/21	435	435,051
U.S. Treasury Notes	2.750%		05/31/23	5	5,006
U.S. Treasury Notes	2.875%		05/31/25	210	210,804
U.S. Treasury Strips Coupon	2.782%	(s)	08/15/29	500	359,891
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	500	340,882
U.S. Treasury Strips Coupon(k)	3.103%	(s)	11/15/34	550	337,088

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,050,081)					30,817,114

TOTAL LONG-TERM INVESTMENTS (cost $67,177,101)					66,703,552

				Shares
SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MUTUAL FUNDS — 4.7%
PGIM Core Ultra Short Bond Fund(w)				3,315,895	3,315,895
PGIM Institutional Money Market Fund(w)				9	9

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,315,904)					3,315,904

				Principal Amount (000)#
COMMERCIAL PAPER(n) —0.3%
Ford Motor Credit Co. LLC (cost $214,690)	3.201%		04/09/19	220	215,218

TOTAL SHORT-TERM INVESTMENTS (cost $3,530,594)					3,531,122

TOTAL INVESTMENTS — 100.1% (cost $70,707,695)					70,234,674
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.1)%					(90,367)

NET ASSETS — 100.0%					$70,144,307

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	20 Year U.S. Treasury Bonds	Sep. 2018	$145,000	$4,592
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,116,938	40,750

				45,342

Short Positions:
9	90 Day Euro Dollar	Dec. 2018	2,190,600	8,307
38	2 Year U.S. Treasury Notes	Sep. 2018	8,049,469	(3,987)
79	5 Year U.S. Treasury Notes	Sep. 2018	8,975,758	(11,903)
101	10 Year U.S. Treasury Notes	Sep. 2018	12,138,938	(34,083)
3	10 Year U.S. Ultra Treasury Notes	Sep. 2018	384,703	(7,731)

				(49,397)

				$(4,055)

A security with a market value of $375,110 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
46,880	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$8,937	$8,937
860	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(311)	6,017	6,328
215	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	63	1,401	1,338
210	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	1,076	1,076
210	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	31	1,474	1,443
840	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	698	698
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	782	782
40,945	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	(864,131)	(1,100,363)	(236,232)
17,180	12/31/25	0.000%(T)	3 Month LIBOR(2)(T)	288	(1,543,716)	(1,544,004)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	7,011	5,396
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(33,379)	(30,516)

				$(865,308)	$(2,650,062)	$(1,784,754)

Securities with a combined market value of $1,886,403 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$4,172,096	$—
Collateralized Loan Obligations	—	5,490,171	—
Credit Cards	—	1,102,349	—
Student Loans	—	725,339	—
Commercial Mortgage-Backed Securities	—	13,308,027	—
Corporate Bonds	—	5,977,175	—
Residential Mortgage-Backed Security	—	300,064	—
Sovereign Bonds	—	1,530,187	—
U.S. Government Agency Obligations	—	3,281,030	—
U.S. Treasury Obligations	—	30,817,114	—
Affiliated Mutual Funds	3,315,904	—	—
Commercial Paper	—	215,218	—
Other Financial Instruments*
Futures Contracts	(4,055)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,784,754)	—

Total	$3,311,849	$65,134,016	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	43.9%
Commercial Mortgage-Backed Securities	19.0
Collateralized Loan Obligations	7.8
Automobiles	6.0
Affiliated Mutual Funds	4.7
U.S. Government Agency Obligations	4.7
Banks	3.2
Sovereign Bonds	2.2
Credit Cards	1.6
Student Loans	1.0
Pharmaceuticals	0.8
Diversified Financial Services	0.7
Pipelines	0.6
Multi-National	0.4
Residential Mortgage-Backed Securities	0.4
Biotechnology	0.3
Commercial Paper	0.3
Real Estate Investment Trusts (REITs)	0.3
Aerospace & Defense	0.3
Beverages	0.2
Electric	0.2
Healthcare-Products	0.2

Oil & Gas	0.2%
Packaging & Containers	0.2
Chemicals	0.1
Insurance	0.1
Commercial Services	0.1
Computers	0.1
Forest Products & Paper	0.1
Media	0.1
Retail	0.1
Software	0.1
Trucking & Leasing	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$53,649	*	Due from/to broker — variation margin futures	$57,704	*
Interest rate contracts	Due from/to broker — variation margin swaps	25,998	*	Due from/to broker — variation margin swaps	1,810,752	*

Total		$79,647			$1,868,456

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(6,221)	$1,708	$181,860	$328,057

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(3,741)	$(999,331)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$1,677	$9,333	$872,732	$19,621,887	$62,512,667

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2025 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $67,391,791)	$66,918,770
Affiliated investments (cost $3,315,904)	3,315,904
Cash	9,228
Dividends and interest receivable	384,587
Receivable for investments sold	224,294
Receivable for portfolio shares sold	76,293
Due from broker-variation margin futures	2,692
Prepaid expenses	71

Total Assets	70,931,839

LIABILITIES:
Payable for investments purchased	597,093
Payable for portfolio shares repurchased	107,352
Accrued expenses and other liabilities	46,018
Due to broker-variation margin swaps	23,069
Management fees payable	11,415
Distribution fee payable	2,220
Affiliated transfer agent fee payable	365

Total Liabilities	787,532

NET ASSETS	$70,144,307

Net assets were comprised of:
Partners Equity	$70,144,307

Net asset value and redemption price per share, $70,144,307 / 5,922,342 outstanding shares of beneficial interest	$11.84

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$633,469
Affiliated dividend income	61,056

694,525

EXPENSES
Management fees	121,271
Distribution fee	63,837
Audit fee	25,290
Custodian and accounting fees	23,720
Trustees’ fees	4,774
Legal fees and expenses	4,636
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,071
Miscellaneous	5,874

Total expenses	255,939
Less: Fee waivers and/or expense reimbursement	(18,466)

Net expenses	237,473

NET INVESTMENT INCOME (LOSS)	457,052

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(102,917)
Futures transactions	181,860
Swap agreement transactions	328,057
Options written transactions	1,708

408,708

Net change in unrealized appreciation (depreciation) on:
Investments	(515,927)
Futures	(3,741)
Swap agreements	(999,331)

(1,518,999)

NET GAIN (LOSS) ON INVESTMENTS	(1,110,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(653,239)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$457,052	$245,264
Net realized gain (loss) on investment transactions	408,708	1,413,745
Net change in unrealized appreciation (depreciation) on investments	(1,518,999)	(1,119,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(653,239)	539,109

FUND SHARE TRANSACTIONS:
Fund share sold [5,654,280 and 401,333 shares, respectively]	67,159,193	4,866,762
Fund share repurchased [813,570 and 2,059,772 shares, respectively]	(9,616,442)	(25,115,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	57,542,751	(20,248,823)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,889,512	(19,709,714)
NET ASSETS:
Beginning of period	13,254,795	32,964,509

End of period	$70,144,307	$13,254,795

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.8% ASSET-BACKED SECURITIES — 22.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 7.6%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	$196,781
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	550	549,471
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	1,000	995,545
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	296,286
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	296,936
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	800	800,270
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	300	299,201
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	1,100	1,100,287
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	73	73,084
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	342	340,677
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	673	668,697
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	600	597,978
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	690,807
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,200	2,130,245
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2, 1 Month LIBOR + 0.600%	2.673%	(c)	08/15/20	1,000	1,000,461
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.603%	(c)	07/15/20	600	600,120
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.533%	(c)	11/15/21	900	902,492
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	05/17/21	400	402,207
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	2.643%	(c)	01/18/22	1,500	1,506,353
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	497,844
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.373%	(c)	07/15/19	266	265,872
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	2,045	2,037,089
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	700	698,670

					16,947,373

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations — 8.2%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	500	$496,791
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	1,000	997,832
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.511%	(c)	05/20/25	123	122,543
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.348%	(c)	04/15/29	188	187,549
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	750	748,384
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.789%	(c)	10/20/29	250	251,010
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.310%	(c)	04/17/31	750	747,143
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	250	249,582
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.225%	(c)	04/19/29	1,000	996,726
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.120%	(c)	11/15/26	500	497,763
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	500	499,971
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	2.897%	(c)	04/15/27	1,000	1,000,369
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	07/15/26	1,600	1,599,779
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.155%	(c)	01/18/28	500	496,669
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	750	749,996
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	750	749,739
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	750	746,335
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362%	(c)	07/16/31	250	250,000
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	1,000	999,009

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.779%	(c)	10/20/28	500	$500,476
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.345%	(c)	04/18/31	750	749,280
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255%	(c)	01/18/29	1,000	998,844
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.429%	(c)	01/20/31	500	499,982
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	500	500,440
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	2,750	2,737,271

					18,373,483

Credit Cards — 5.7%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.773%	(c)	05/17/21	800	801,145
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.573%	(c)	12/15/21	175	175,400
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.523%	(c)	09/16/24	1,500	1,513,263
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.463%	(c)	10/15/21	1,000	1,002,100
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.483%	(c)	05/17/21	1,100	1,102,934
Chase Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.550%	2.623%	(c)	06/15/23	700	707,296
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.373%	(c)	01/18/22	1,600	1,603,654
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,500	1,459,535
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.515%	(c)	12/07/23	1,200	1,208,815
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.704%	(c)	04/22/26	600	607,908
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	196,463
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.563%	(c)	07/15/24	1,000	1,008,084
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.333%	(c)	08/16/21	1,300	1,301,251

					12,687,848

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Student Loans — 0.5%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	613	$607,887
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841%(c)	06/25/65	204	204,202
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.571%(c)	03/25/66	60	59,811
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	2.491%(c)	07/26/66	152	152,338

				1,024,238

TOTAL ASSET-BACKED SECURITIES (cost $49,144,921)				49,032,942

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.4%
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%	11/10/49	1,800	1,707,024
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%	08/10/49	587	572,010
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%	08/10/46	174	173,558
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%	08/10/46	530	534,449
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%	07/15/47	400	401,400
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%	10/10/47	206	209,993
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	300	299,905
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%	09/10/47	215	217,857
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%	03/10/48	100	99,777
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	600	588,206
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%	07/10/48	1,419	1,407,095
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	600	592,470
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A1	2.010%	11/15/48	1,305	1,291,723
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%	09/25/27	1,902	1,849,776
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%(cc)	03/25/28	698	685,047
FHLMC Multifamily Structured Pass-Through
Certificates, Series K036, Class A2	3.527%(cc)	10/25/23	180	183,508
FHLMC Multifamily Structured Pass-Through
Certificates, Series K054, Class A2	2.745%	01/25/26	1,500	1,448,690
FHLMC Multifamily Structured Pass-Through
Certificates, Series K055, Class A2	2.673%	03/25/26	1,500	1,438,273
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%	01/10/47	47	47,426
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%	02/10/48	537	532,555
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	600	597,494
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%	08/10/50	744	724,925

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	431	$430,754
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	60,744
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	208	207,310
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	3	3,329
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,191	1,159,728
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	37	36,920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	150,323
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	791,861
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	315	308,765
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	599,014
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	2,600	2,432,977
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,600	1,556,358
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	1,960	1,920,566
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	2,300	2,344,834
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	3.123%	(c)	07/15/46	3,000	3,033,710
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	792,367
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	493,288
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	99,009
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,600	1,564,901
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	605	591,164
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	1,100	1,066,506
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,400	1,373,810

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $37,619,805)					36,621,399

CORPORATE BONDS — 11.8%
Agriculture — 0.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	272,385

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	680	662,925

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	710	$696,556

				1,359,481

Banks — 5.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	1,450	1,443,997
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%	10/05/20	200	195,331
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	495	472,595
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	585	594,629
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	595	596,379
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	925	876,536
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	250	242,467
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	385	382,897
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	500	492,404
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A.	2.500%	01/25/21	500	493,831
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	500	499,056
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	499,056
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	875	844,970
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	280	263,820
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	835	814,095
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	55	54,538
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	390	362,269
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	580	554,659
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%	01/23/29	270	255,813
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	550	545,978
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	815	782,584
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	720	710,174

				11,978,078

Biotechnology — 0.2%
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	491,234

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	100	97,943
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,250	1,221,793
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	29	29,042

				1,348,778

Diversified Financial Services — 0.2%
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%	01/29/21	250	246,764
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750%	04/16/21	250	248,576

				495,340

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric — 1.0%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	2.400%	09/01/26	240	$218,970
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	60	54,332
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	810	768,076
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	150	135,101
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	55,973
PacifiCorp, First Mortgage	3.350%	07/01/25	160	157,921
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	460	452,202
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	495	463,513

				2,306,088

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	115	104,099

Healthcare-Products — 0.0%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	47	45,884

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	915	883,825

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	455	460,591

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	920	912,561
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	560	538,910
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	650	628,856

				2,080,327

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	650	638,970
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	600	616,855
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	350	355,610

				1,611,435

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	25	24,259
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	700	677,956
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	700	679,732
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.750%	09/15/25	290	279,155
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	361,997
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	425	389,465

				2,412,564

Software — 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	475	473,080

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Software (continued)
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25	100	$95,466

					568,546

TOTAL CORPORATE BONDS (cost $27,242,411)					26,418,655

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $700,000)	2.747%	(c)	07/15/58	700	700,148

SOVEREIGN BONDS — 1.7%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	196,078
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20	200	195,508
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,731
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	196,920
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	500	499,060
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	220	212,434
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	1,500	1,453,258
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	50	49,178
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	275	277,527
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20	500	491,066

TOTAL SOVEREIGN BONDS (cost $3,841,459)					3,758,760

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Bank	1.375%		02/18/21	3,000	2,904,108
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	500	494,145
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	5,220	5,151,482
Federal National Mortgage Assoc.(k)	1.125%		07/20/18	1,405	1,404,452
Federal National Mortgage Assoc.	1.875%		09/24/26	75	68,484
Federal National Mortgage Assoc.	2.000%		01/05/22	4,480	4,366,629
Federal National Mortgage Assoc.	2.000%		10/05/22	1,200	1,161,286
Federal National Mortgage Assoc.(k)	2.125%		04/24/26	3,675	3,440,752
Federal National Mortgage Assoc.	2.375%		01/19/23	440	432,046
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	365	410,868
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%		03/15/20	225	223,686

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,784,796)					20,057,938

U.S. TREASURY OBLIGATIONS — 35.6%
U.S. Treasury Bonds	2.750%		08/15/47	2,080	1,984,856
U.S. Treasury Bonds	2.875%		08/15/45	385	377,315
U.S. Treasury Bonds	3.000%		11/15/44	260	261,056
U.S. Treasury Bonds	3.000%		05/15/45	2,805	2,815,847
U.S. Treasury Bonds	3.000%		05/15/47	290	290,850

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Bonds(a)	3.000%	02/15/48	1,295	$1,299,350
U.S. Treasury Bonds	3.625%	08/15/43	130	144,909
U.S. Treasury Bonds	3.750%	11/15/43	580	659,365
U.S. Treasury Notes	1.875%	02/28/22	6,955	6,761,021
U.S. Treasury Notes	1.875%	04/30/22	3,290	3,192,457
U.S. Treasury Notes	1.875%	09/30/22	255	246,523
U.S. Treasury Notes(k)	2.125%	09/30/21	26,235	25,808,681
U.S. Treasury Notes	2.125%	06/30/22	10,530	10,302,536
U.S. Treasury Notes	2.125%	05/15/25	20,060	19,195,696
U.S. Treasury Notes	2.625%	06/30/23	5	4,976
U.S. Treasury Notes	2.750%	05/31/23	5	5,006
U.S. Treasury Notes	2.875%	05/31/25	4,600	4,617,609
U.S. Treasury Notes	2.875%	05/15/28	1,555	1,558,098

TOTAL U.S. TREASURY OBLIGATIONS (cost $80,415,855)				79,526,151

TOTAL LONG-TERM INVESTMENTS (cost $219,749,247)				216,115,993

			Shares
SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			6,418,889	6,418,889
PGIM Institutional Money Market Fund (cost $1,779,745; includes $1,774,689 of cash collateral for securities on loan)(b)(w)			1,779,854	1,780,032

TOTAL SHORT-TERM INVESTMENTS (cost $8,198,634)				8,198,921

TOTAL INVESTMENTS — 100.5% (cost $227,947,881)				224,314,914
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.5)%				(1,216,933)

NET ASSETS — 100.0%				$223,097,981

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,731,839; cash collateral of $1,774,689 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
56	90 Day Euro Dollar	Dec. 2018	$13,630,400	$97,184
69	2 Year U.S. Treasury Notes	Sep. 2018	14,616,140	(17,448)
686	5 Year U.S. Treasury Notes	Sep. 2018	77,941,390	(169,748)
63	10 Year U.S. Treasury Notes	Sep. 2018	7,571,812	(200)
7	10 Year U.S. Ultra Treasury Notes	Sep. 2018	897,641	(18,643)
47	20 Year U.S. Treasury Bonds	Sep. 2018	6,815,000	(181,820)
49	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	7,818,563	(181,263)

				$(471,938)

Securities with a combined market value of $979,268 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Inflation swap agreement outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
280	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$7	$(6,696)	$(6,703)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
174,920	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$33,346	$33,346
13,105	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(5,007)	91,693	96,700
2,150	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,243)	14,450	15,693
7,015	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,973	45,722	43,749
11,285	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	9,154	79,207	70,053
6,990	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,516	35,808	34,292
6,970	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,257	9,464	8,207
1,265	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(2,195)	135	2,330
15,000	06/12/20	1.896%(S)	3 Month LIBOR(1)(Q)	211	256,763	256,552
4,205	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	167	(98,937)	(99,104)
5,280	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	179	(134,490)	(134,669)
4,200	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	3,489	3,489
4,590	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	169	(117,782)	(117,951)
16,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	237	582,911	582,674
800	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	3,917	3,917
40,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	410	1,873,606	1,873,196
3,796	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,641)	126,705	132,346
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	72,896	68,226
3,465	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	10,022	176,873	166,851

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	$—	$27,914	$27,914
5,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,612	177,047	165,435
4,605	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	163,616	163,616
1,720	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	5,846	5,846
2,250	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	3,776	7,577	3,801
26,100	06/12/25	2.556%(S)	3 Month LIBOR(2)(Q)	325	(594,623)	(594,948)
38,000	06/23/26	1.565%(S)	3 Month LIBOR(2)(Q)	566,083	(3,648,359)	(4,214,442)
87,000	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(803,221)	(8,714,988)	(7,911,767)
98,750	11/14/26	1.981%(S)	3 Month LIBOR(2)(Q)	(1,962,225)	(6,927,044)	(4,964,819)
18,900	12/06/26	2.266%(S)	3 Month LIBOR(2)(Q)	232	(916,025)	(916,257)
1,182	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	16,484	63,258	46,774
785	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	26,429	26,972
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	11,146	11,146
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	12,332	12,467
10,600	03/13/27	2.531%(S)	3 Month LIBOR(2)(Q)	(41,204)	(243,656)	(202,452)
20,950	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	(310,770)	(892,081)	(581,311)
1,325	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(9,130)	(109,202)	(100,072)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	7,690	7,690

				$(2,512,837)	$(18,487,347)	$(15,974,510)

A security with a market value of $8,952,125 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$16,947,373	$—
Collateralized Loan Obligations	—	18,373,483	—
Credit Cards	—	12,687,848	—
Student Loans	—	1,024,238	—
Commercial Mortgage-Backed Securities	—	36,621,399	—
Corporate Bonds	—	26,418,655	—
Residential Mortgage-Backed Security	—	700,148	—
Sovereign Bonds	—	3,758,760	—
U.S. Government Agency Obligations	—	20,057,938	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
U.S. Treasury Obligations	$—	$79,526,151	$—
Affiliated Mutual Funds	8,198,921	—	—
Other Financial Instruments*
Futures Contracts	(471,938)	—	—
Centrally Cleared Inflation Swap Agreement	—	(6,703)	—
Centrally Cleared Interest Rate Swap Agreements	—	(15,974,510)	—

Total	$7,726,983	$200,134,780	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	35.6%
Commercial Mortgage-Backed Securities	16.4
U.S. Government Agency Obligations	9.0
Collateralized Loan Obligations	8.2
Automobiles	7.6
Credit Cards	5.7
Banks	5.4
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	3.7
Sovereign Bonds	1.7
Pharmaceuticals	1.1
Electric	1.0
Multi-National	0.9
Oil & Gas	0.7

Auto Manufacturers	0.6%
Computers	0.6
Student Loans	0.5
Insurance	0.4
Residential Mortgage-Backed Security	0.3
Software	0.3
Diversified Financial Services	0.2
Biotechnology	0.2
Media	0.2
Agriculture	0.1
Forest Products & Paper	0.1
Healthcare-Products	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.
Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$97,184	*	Due from/to broker — variation margin futures	$569,122	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,863,282	*	Due from/to broker — variation margin swaps	19,844,495	*

Total		$3,960,466			$20,413,617

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BOND PORTFOLIO 2026 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(27,540)	$5,490	$2,366,253	$440,840

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(611,808)	$(7,590,012)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$5,391	$30,000	$1,113,021	$104,648,957	$280,000	$535,225,667

(1)	Cost

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,731,839	$(1,731,839)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BOND PORTFOLIO 2026 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $1,731,839:
Unaffiliated investments (cost $219,749,247)	$216,115,993
Affiliated investments (cost $8,198,634)	8,198,921
Dividends and interest receivable	1,133,576
Receivable for investments sold	90,123
Due from broker-variation margin futures	19,828
Prepaid expenses	257

Total Assets	225,558,698

LIABILITIES:
Payable to broker for collateral for securities on loan	1,774,689
Payable for investments purchased	304,605
Payable for fund share repurchased	191,627
Due to broker-variation margin swaps	82,274
Accrued expenses and other liabilities	62,033
Management fees payable	37,673
Distribution fee payable	7,451
Affiliated transfer agent fee payable	365

Total Liabilities	2,460,717

NET ASSETS	$223,097,981

Net assets were comprised of:
Partners Equity	$223,097,981

Net asset value and redemption price per share, $223,097,981 / 21,931,759 outstanding shares of beneficial interest	$10.17

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$2,832,031
Affiliated dividend income	58,335
Income from securities lending, net (including affiliated income of $5,206)	5,443

2,895,809

EXPENSES
Management fees	535,135
Distribution fee	281,691
Custodian and accounting fees	34,635
Audit fee	25,290
Trustees’ fees	5,993
Legal fees and expenses	4,999
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,366
Miscellaneous	11,943

Total expenses	906,518

NET INVESTMENT INCOME (LOSS)	1,989,291

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(95))	(1,842,171)
Futures transactions	2,366,253
Swap agreement transactions	440,840
Options written transactions	5,490

970,412

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $409)	(2,540,997)
Futures	(611,808)
Swap agreements	(7,590,012)

(10,742,817)

NET GAIN (LOSS) ON INVESTMENTS	(9,772,405)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,783,114)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,989,291	$3,363,080
Net realized gain (loss) on investment transactions	970,412	(830,220)
Net change in unrealized appreciation (depreciation) on investments	(10,742,817)	6,742,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,783,114)	9,275,201

FUND SHARE TRANSACTIONS:
Fund share sold [9,422,432 and 12,869,043 shares, respectively]	95,516,783	133,143,715
Fund share repurchased [7,816,491 and 25,505,952 shares, respectively]	(79,630,079)	(267,975,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	15,886,704	(134,831,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,103,590	(125,556,621)
NET ASSETS:
Beginning of period	214,994,391	340,551,012

End of period	$223,097,981	$214,994,391

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 96.8% ASSET-BACKED SECURITIES — 24.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 9.6%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.473%	(c)	02/15/21	1,300	$1,301,673
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	100	98,391
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	750	749,279
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	1,200	1,194,654
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,100	1,083,677
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	700	691,333
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	200	196,499
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	900	900,303
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	400	398,935
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	1,000	1,000,261
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	822	817,296
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	463	459,800
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	700	697,641
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	1,900	1,861,144
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	1,161,952
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,400	1,371,003
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	1,300	1,253,863
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.603%	(c)	07/15/20	200	200,040
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	2,700	2,692,172
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	05/17/21	100	100,552
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	2.643%	(c)	01/18/22	1,700	1,707,201
Huntington Auto Trust, Series 2016-1, Class A3	1.590%		11/16/20	1,380	1,372,511
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.373%	(c)	07/15/19	304	303,853
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	2,375	2,365,652
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	800	798,480

					24,778,165

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations — 8.3%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	750	$745,187
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.511%	(c)	05/20/25	123	122,543
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.348%	(c)	04/15/29	375	375,098
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	750	748,384
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.789%	(c)	10/20/29	250	251,010
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	500	499,164
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.548%	(c)	07/15/26	1,000	999,837
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	2.899%	(c)	01/16/26	250	249,999
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	500	499,971
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	2.897%	(c)	04/15/27	500	500,184
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.643%	(c)	05/15/26	750	748,526
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	07/15/26	1,875	1,874,741
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.155%	(c)	01/18/28	500	496,669
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	1,000	999,994
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	750	749,739
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	750	746,335
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	3.479%	(c)	04/20/25	448	448,401
Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	2.776%	(c)	04/20/31	750	750,587
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.159%	(c)	07/20/27	1,500	1,497,642
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	1,000	999,009

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.345%	(c)	04/18/31	1,000	$999,040
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255%	(c)	01/18/29	1,000	998,844
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.429%	(c)	01/20/31	500	499,982
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	500	500,440
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	4,000	3,981,485

					21,282,811

Credit Cards — 5.7%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.573%	(c)	12/15/21	200	200,458
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.523%	(c)	09/16/24	3,400	3,430,063
BA Credit Card Trust, Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	2.453%	(c)	06/15/21	210	210,336
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.463%	(c)	10/15/21	200	200,420
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.483%	(c)	05/17/21	200	200,533
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.373%	(c)	01/18/22	1,900	1,904,340
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	2.473%	(c)	03/15/24	800	804,298
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,800	1,751,442
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.515%	(c)	12/07/23	1,400	1,410,284
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.704%	(c)	04/22/26	900	911,862
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.563%	(c)	07/15/24	1,200	1,209,701
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	1,000	966,010
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.333%	(c)	08/16/21	1,500	1,501,444

					14,701,191

Equipment — 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	780,731

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Student Loans — 0.5%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	700	$694,728
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.841%	(c)	06/25/65	204	204,202
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.571%	(c)	03/25/66	119	119,623
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	2.491%	(c)	07/26/66	183	182,806

					1,201,359

TOTAL ASSET-BACKED SECURITIES (cost $63,020,555)					62,744,257

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.1%
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	2,000	1,896,693
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	680	662,518
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	500	466,334
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	1,779	1,743,383
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	25	25,371
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	240	239,470
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	116,329
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	130	129,982
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	156,154
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	1,663	1,649,150
Commercial Mortgage Trust, Series 2015-PC1, Class A2	3.148%		07/10/50	1,035	1,033,224
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	1,600	1,501,236
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	390	390,076
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	118	117,588
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	1,508	1,493,195
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	1,357	1,336,285
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	148,435
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	1,500	1,462,255
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	2,227	2,166,059
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%	(cc)	03/25/28	798	782,911
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	200	191,770
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	200	201,169

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	454	$454,499
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	619	614,201
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	865	842,835
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2	3.019%		08/15/46	643	643,576
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	467	466,650
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	208	207,310
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	130	129,441
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	1,695	1,716,047
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	1,400	1,319,261
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	1	730
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,967,187
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,429	1,391,674
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	337	329,695
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	10	9,605
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	3	2,954
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	370	362,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	1,699	1,678,594
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	1,100	1,034,649
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A1	1.968%		12/15/49	409	400,026
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,900	1,848,175
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	2,300	2,253,227
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	793	792,876
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	3.123%	(c)	07/15/46	3,625	3,665,733
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	1,100	1,032,453
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,900	1,858,320
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	698	682,112
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	1,300	1,260,416

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	1,600	$1,570,069

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $47,580,147)				46,444,578

CORPORATE BONDS — 13.4%
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	825	804,284
General Motors Financial Co., Inc., Gtd. Notes	3.700%	05/09/23	20	19,621
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	840	824,094

				1,647,999

Banks — 5.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	1,750	1,742,755
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%	10/05/20	200	195,331
Bank of America Corp., Sr. Unsec’d. Notes	3.419%	12/20/28	168	158,201
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	1,445	1,448,348
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	880	833,893
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	25	24,231
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	750	745,903
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	750	740,270
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	500	492,404
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.500%	01/25/21	500	493,831
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	750	748,583
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	499,056
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	1,000	927,882
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	60	57,941
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	965	940,840
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	470	451,354
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	160	148,623
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	600	567,353
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%	01/23/29	315	298,448
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	25	24,906
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	530	526,124
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	1,090	1,013,946
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	585	577,016
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	900	867,057

				14,524,296

Commercial Services — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	800	755,215

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,625	1,588,331

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services — 0.3%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%	07/24/24	250	$247,666
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%	01/29/21	250	246,764
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750%	04/16/21	250	248,576

				743,006

Electric — 0.8%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	15	13,583
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	960	910,312
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	35	31,524
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	535	525,930
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	615	575,880

				2,057,229

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	24,364
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	300	306,338

				330,702

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	1,050	1,014,226

Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	115	116,137

Mining — 0.2%
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	350	383,688

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	960	952,237
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	805	774,684
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	650	628,856

				2,355,777

Oil & Gas — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	620	638,046
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	750	737,273
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	700	719,664
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	406,411

				2,501,394

Packaging & Containers — 0.3%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	635	642,747

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	825	799,019
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	850	825,388
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,000	957,364

				2,581,771

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pipelines — 0.1%
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%		10/01/26	315	$294,561

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%		11/15/24	500	492,487
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	600	611,448

					1,103,935

Telecommunications — 0.5%
Anixter, Inc., Gtd. Notes	5.625%		05/01/19	400	406,999
AT&T, Inc., Sr. Unsec’d. Notes	3.600%		02/17/23	60	59,113
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21	500	500,000
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	335	345,522

					1,311,634

Transportation — 0.2%
CSX Corp., Sr. Unsec’d. Notes	2.600%		11/01/26	510	460,320

TOTAL CORPORATE BONDS (cost $35,654,360)					34,412,968

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $800,000)	2.747%	(c)	07/15/58	800	800,170

SOVEREIGN BONDS — 2.0%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	196,078
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20	400	391,016
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,731
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	196,919
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	600	598,873
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	260	251,059
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	300	273,966
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	1,500	1,453,258
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	105	103,274
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	780	750,596
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	325	327,987
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20	500	491,066

TOTAL SOVEREIGN BONDS (cost $5,341,892)					5,221,823

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Bank	1.125%	07/14/21	7,000	$6,698,426
Federal Home Loan Mortgage Corp.	1.375%	08/15/19	800	790,632
Federal Home Loan Mortgage Corp.	2.375%	02/16/21	8,050	7,988,321
Federal Home Loan Mortgage Corp.(k)	2.375%	01/13/22	980	967,137
Federal National Mortgage Assoc.(k)	1.875%	12/28/20	1,000	981,540
Federal National Mortgage Assoc	1.875%	04/05/22	6,000	5,816,886
Federal National Mortgage Assoc	2.000%	01/05/22	520	506,841
Federal National Mortgage Assoc	2.000%	10/05/22	750	725,804
Federal National Mortgage Assoc	2.125%	04/24/26	4,345	4,068,045
Federal National Mortgage Assoc	2.375%	01/19/23	1,055	1,035,929
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	260	258,482

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,649,547)				29,838,043

U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Bonds	2.750%	08/15/47	2,400	2,290,219
U.S. Treasury Bonds	3.000%	11/15/44	1,585	1,591,439
U.S. Treasury Bonds	3.000%	05/15/45	505	506,953
U.S. Treasury Bonds	3.000%	05/15/47	370	371,084
U.S. Treasury Notes	0.750%	10/31/18	13,000	12,946,172
U.S. Treasury Notes(k)	2.000%	06/30/24	13,100	12,528,410
U.S. Treasury Notes(k)	2.125%	09/30/21	20,895	20,555,456
U.S. Treasury Notes	2.125%	06/30/22	4,790	4,686,529
U.S. Treasury Notes	2.375%	08/15/24	13,890	13,559,570
U.S. Treasury Notes	2.875%	05/31/25	90	90,345
U.S. Treasury Notes	2.875%	05/15/28	85	85,169

TOTAL U.S. TREASURY OBLIGATIONS (cost $69,639,265)				69,211,346

TOTAL LONG-TERM INVESTMENTS (cost $252,685,766)				248,673,185

			Shares
SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			8,098,628	8,098,628
PGIM Institutional Money Market Fund (cost $299,397; includes $297,427 of cash collateral for securities on loan)(b)(w)			299,427	299,457

TOTAL SHORT-TERM INVESTMENTS (cost $8,398,025)				8,398,085

TOTAL INVESTMENTS — 100.1% (cost $261,083,791)				257,071,270
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.1)%				(249,119)

NET ASSETS — 100.0%				$256,822,151

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,923; cash collateral of $297,427 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
67	90 Day Euro Dollar	Dec. 2018	$16,307,800	$116,274
91	2 Year U.S. Treasury Notes	Sep. 2018	19,276,359	(14,758)
404	5 Year U.S. Treasury Notes	Sep. 2018	45,901,344	(104,193)
51	10 Year U.S. Treasury Notes	Sep. 2018	6,129,562	5,661
9	10 Year U.S. Ultra Treasury Notes	Sep. 2018	1,154,109	(23,825)
47	20 Year U.S. Treasury Bonds	Sep. 2018	6,815,000	(181,820)
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	6,382,500	(152,249)

				$(354,910)

Securities with a combined market value of $947,810 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Inflation swap agreement outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
330	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$8	$(7,892)	$(7,900)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
204,540	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$38,993	$38,993
15,900	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(6,038)	111,249	117,287
2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	15,895	17,448
5,315	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,527	34,641	33,114
8,085	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	6,382	56,747	50,365
5,720	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,065	29,302	28,237
8,450	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,635	11,473	9,838
3,580	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(6,211)	383	6,594
2,420	12/31/20	1.678%(S)	3 Month LIBOR(1)(Q)	1,128	67,771	66,643
4,875	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	4,050	4,050
6,190	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	3,274	(157,993)	(161,267)
5,414	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	172	(138,927)	(139,099)
310	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	151	15,631	15,480
55,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	450	2,003,755	2,003,305

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
2,000	12/31/22	1.903%(S)	3 Month LIBOR(1)(Q)	$1,098	$82,476	$81,378
20,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	295	936,803	936,508
9,830	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(12,358)	309,172	321,530
5,100	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(46,732)	166,033	212,765
3,800	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,098)	126,839	132,937
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	72,896	68,226
4,450	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	13,165	227,153	213,988
28,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	81,116	1,025,509	944,393
600	12/31/24	2.072%(S)	3 Month LIBOR(1)(Q)	420	29,253	28,833
2,065	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	7,019	7,019
2,960	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,050	9,968	5,918
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	77,440	57,709
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	30,974	31,517
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	16,614	16,614
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	12,332	12,467
915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	44,755	44,755
26,100	12/06/27	2.308%(S)	3 Month LIBOR(2)(Q)	(336,751)	(1,330,895)	(994,144)
314,900	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	11,265,845	(17,543,874)	(28,809,719)
1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	(142,168)	(130,226)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	7,690	7,690

				$10,977,813	$(13,741,041)	$(24,718,854)

Securities with a combined market value of $11,134,834 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$24,778,165	$—
Collateralized Loan Obligations	—	21,282,811	—
Credit Cards	—	14,701,191	—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Equipment	$—	$780,731	$—
Student Loans	—	1,201,359	—
Commercial Mortgage-Backed Securities	—	46,444,578	—
Corporate Bonds	—	34,412,968	—
Residential Mortgage-Backed Security	—	800,170	—
Sovereign Bonds	—	5,221,823	—
U.S. Government Agency Obligations	—	29,838,043	—
U.S. Treasury Obligations	—	69,211,346	—
Affiliated Mutual Funds	8,398,085	—	—
Other Financial Instruments*
Futures Contracts	(354,910)	—	—
Centrally Cleared Inflation Swap Agreement	—	(7,900)	—
Centrally Cleared Interest Rate Swap Agreements	—	(24,718,854)	—

Total	$8,043,175	$223,946,431	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	27.0%
Commercial Mortgage-Backed Securities	18.1
U.S. Government Agency Obligations	11.6
Automobiles	9.6
Collateralized Loan Obligations	8.3
Credit Cards	5.7
Banks	5.7
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	3.3
Sovereign Bonds	2.0
Pharmaceuticals	1.0
Oil & Gas	1.0
Multi-National	0.9
Electric	0.8
Auto Manufacturers	0.6
Computers	0.6

Telecommunications	0.5%
Student Loans	0.5
Real Estate Investment Trusts (REITs)	0.4
Insurance	0.4
Residential Mortgage-Backed Security	0.3
Equipment	0.3
Commercial Services	0.3
Diversified Financial Services	0.3
Packaging & Containers	0.3
Transportation	0.2
Mining	0.2
Healthcare-Services	0.1
Pipelines	0.1
Media	0.0 *

100.1
Liabilities in excess of other assets	(0.1)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BOND PORTFOLIO 2027 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$121,935	*	Due from/to broker — variation margin futures	$476,845	*
Interest rate contracts	Due from/to broker — variation margin swaps	5,515,601	*	Due from/to broker — variation margin swaps	30,242,355	*

Total		$5,637,536			$30,719,200

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(32,566)	$6,466	$2,389,012	$379,743

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(436,047)	$(9,267,196)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Inflation Rate Swap Agreements(2)	Interest Rate Swap Agreements(2)
$6,349	$35,333	$2,917,833	$87,204,760	$330,000	$629,441,333

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$287,923	$(287,923)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BOND PORTFOLIO 2027 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $287,923:
Unaffiliated investments (cost $252,685,766)	$248,673,185
Affiliated investments (cost $8,398,025)	8,398,085
Dividends and interest receivable	1,321,760
Receivable for investments sold	184,011
Receivable for portfolio shares sold	34,917
Due from broker-variation margin futures	13,493
Prepaid expenses	303

Total Assets	258,625,754

LIABILITIES:
Payable for portfolio shares repurchased	758,828
Payable for investments purchased	491,414
Payable to broker for collateral for securities on loan	297,427
Due to broker-variation margin swaps	141,830
Accrued expenses and other liabilities	61,893
Management fees payable	43,296
Distribution fee payable	8,550
Affiliated transfer agent fee payable	365

Total Liabilities	1,803,603

NET ASSETS	$256,822,151

Net assets were comprised of:
Partners Equity	$256,822,151

Net asset value and redemption price per share, $256,822,151 / 25,934,341 outstanding shares of beneficial interest	$9.90

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $555 foreign withholding tax)	$3,292,238
Affiliated dividend income	80,948
Income from securities lending, net (including affiliated income of $2,390)	2,419

3,375,605

EXPENSES
Management fees	627,058
Distribution fee	330,081
Custodian and accounting fees	34,413
Audit fee	25,290
Trustees’ fees	6,026
Legal fees and expenses	5,052
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,372
Miscellaneous	12,545

Total expenses	1,047,303

NET INVESTMENT INCOME (LOSS)	2,328,302

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $145)	(2,782,339)
Futures transactions	2,389,012
Swap agreement transactions	379,743
Options written transactions	6,466

(7,118)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $172)	(2,403,278)
Futures	(436,047)
Swap agreements	(9,267,196)

(12,106,521)

NET GAIN (LOSS) ON INVESTMENTS	(12,113,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,785,337)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,328,302	$4,174,940
Net realized gain (loss) on investment transactions	(7,118)	(4,455,654)
Net change in unrealized appreciation (depreciation) on investments	(12,106,521)	12,167,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,785,337)	11,887,250

FUND SHARE TRANSACTIONS:
Fund share sold [11,147,637 and 17,083,793 shares, respectively]	109,846,988	172,371,634
Fund share repurchased [10,133,428 and 31,827,989 shares, respectively]	(100,519,205)	(326,041,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	9,327,783	(153,670,059)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(457,554)	(141,782,809)
NET ASSETS:
Beginning of period	257,279,705	399,062,514

End of period	$256,822,151	$257,279,705

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 95.8% ASSET-BACKED SECURITIES — 19.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 6.7%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.473%	(c)	02/15/21	50	$50,064
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	103	102,630
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	2.970%		02/20/20	300	300,182
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	300	298,663
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,250
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	300	300,101
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,734
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	400,105
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	73	73,084
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	93	91,960
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	200	199,326
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	600	591,911
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	100	97,929
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.533%	(c)	11/15/21	400	401,107
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.423%	(c)	09/15/22	100	100,175
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	797,681
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.713%	(c)	06/15/21	50	50,180
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.503%	(c)	04/18/22	400	401,062
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	100	99,251
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	200	199,775
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	200	199,620

					4,952,790

Collateralized Loan Obligations — 8.8%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	250	248,396
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	500	498,916

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.310%	(c)	04/17/31	250	$249,048
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.075%	(c)	04/20/31	500	498,325
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 3 Month LIBOR + 1.030%, 144A	3.383%	(c)	04/30/31	500	499,926
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330%	(c)	04/24/31	500	499,131
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	250	249,582
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.225%	(c)	04/19/29	250	249,181
CIFC Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A	3.093%	(c)	04/20/31	500	496,616
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539%	(c)	04/26/31	250	250,141
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.390%	(c)	04/25/31	500	500,408
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	250	248,778
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A	3.433%	(c)	04/17/31	250	249,435
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A	3.210%	(c)	04/20/31	250	250,224
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.159%	(c)	07/20/27	250	249,607
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.779%	(c)	10/20/28	250	250,238
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314%	(c)	04/25/31	250	249,452
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.255%	(c)	01/18/29	250	249,711
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	500	497,686

					6,484,801

Credit Cards — 2.1%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.523%	(c)	09/16/24	100	100,884
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	800	800,000
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.373%	(c)	01/18/22	100	100,228

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Credit Cards (continued)
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.400%	(c)	08/08/24	100	$100,174
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	400	402,349

					1,503,635

Student Loans — 1.4%
Commonbond Student Loan Trust, Series 2018-AGS, Class A1, 144A	3.210%		02/25/44	193	191,839
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	407	406,499
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	175	173,682
SLM Private Education Loan Trust, Series 2012-C, Class A2, 144A	3.310%		10/15/46	253	252,791

					1,024,811

TOTAL ASSET-BACKED SECURITIES (cost $13,988,768)					13,966,037

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.5%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	135	129,665
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	61	58,706
CD Mortgage Trust, Series 2016-CD1, Class A1	1.443%		08/10/49	321	312,576
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	50	48,289
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	50	50,591
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	190	184,636
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	133	124,045
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A2	3.109%		09/15/50	100	97,692
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	890	871,692
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	350	350,245
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	50	51,243
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	40	39,994
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	110	109,995
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	158	156,770
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	25	24,648
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1	1.684%		04/15/50	197	195,484
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	151	149,658
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	199	196,764
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	422	417,465

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	452	$440,387
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	636	618,189
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%	(cc)	03/25/28	249	244,660
Freddie Mac Multifamily Structured Pass-Through Certificates, Series -K063, Class A2	3.430%	(cc)	01/25/27	161	161,559
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	52	52,343
GS Mortgage Securities Trust, Series 2014-GC26, Class A5	3.629%		11/10/47	175	175,607
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	174	172,570
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	238	231,452
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	151	149,034
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	588	578,392
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4 18	2.694%		04/15/46	538	523,635
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	378	370,283
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1	1.462%		08/15/49	810	791,240
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A1	1.891%		12/15/49	65	63,468
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	165	164,430
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5	3.741%		08/15/47	95	95,890
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	650	629,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%		07/15/50	461	456,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	495	488,994
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, Series 2016-C29, Class A3	3.058%		05/15/49	143	137,013
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	697	683,065
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	750	764,620
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	50	49,679
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	919	907,869
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(cc)	07/15/58	50	50,510
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	154	151,835
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%		12/15/48	70	70,433
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%		10/15/49	64	63,133
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	195	190,165

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	60	$58,173
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	25	24,532
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	479	478,660

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,666,917)					13,608,230

CORPORATE BONDS — 12.1%
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc., Gtd. Notes	3.850%		01/05/28	20	18,481
General Motors Financial Co., Inc., Gtd. Notes	4.350%		01/17/27	20	19,352

					37,833

Banks — 2.9%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%		01/23/26	285	274,203
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.093%		10/01/25	50	47,611
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	240	236,917
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.442%		02/07/28	50	48,799
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28	485	469,739
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	500	492,404
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	45	43,215
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%		01/23/29	70	66,322
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	50	48,011
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%		01/24/29	405	390,148

					2,117,369

Biotechnology — 0.5%
Baxalta, Inc., Gtd. Notes(a)	4.000%		06/23/25	235	230,059
Celgene Corp., Sr. Unsec’d. Notes	3.450%		11/15/27	185	170,105

					400,164

Building Materials — 0.1%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%		02/14/26	50	49,352
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	3.500%		12/15/27	45	41,756

					91,108

Chemicals — 0.0%
LYB International Finance II BV, Gtd. Notes	3.500%		03/02/27	15	14,066

Commercial Services — 0.0%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.129%	(c)	05/22/19	10	10,029

Computers — 0.0%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	15	14,691

Diversified Financial Services — 2.9%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.200%		01/25/28	60	57,462
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%		01/29/21	1,250	1,233,822

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	35	$33,571
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%	09/19/22	850	817,651
Visa, Inc., Sr. Unsec’d. Notes	2.150%	09/15/22	35	33,548

				2,176,054

Electric — 0.3%
Commonwealth Edison Co., First Mortgage	2.950%	08/15/27	35	33,110
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	50	48,490
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%	12/01/24	50	48,735
MidAmerican Energy Co., First Mortgage	3.100%	05/01/27	60	57,741

				188,076

Healthcare-Products — 0.2%
Stryker Corp., Sr. Unsec’d. Notes	3.650%	03/07/28	150	145,915

Insurance — 0.4%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	3.800%	03/01/28	240	229,326
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	50	52,410

				281,736

Media — 0.1%
Comcast Corp., Gtd. Notes	3.000%	02/01/24	50	47,825
Discovery Communications LLC, Gtd. Notes	2.200%	09/20/19	15	14,836

				62,661

Multi-National — 0.8%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	400	386,987
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%	06/15/22	50	51,724
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/04/18	130	129,864

				568,575

Oil & Gas — 0.6%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	25	24,576
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27	205	197,455
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	50	50,632
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%	01/15/28	180	172,015

				444,678

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	50	49,700

Packaging & Containers — 0.3%
WestRock Co., Gtd. Notes, 144A	3.750%	03/15/25	220	215,683

Pharmaceuticals — 1.6%
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	240	233,051
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.450%	12/15/27	30	27,638
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	265	249,665
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	220	218,405
McKesson Corp., Sr. Unsec’d. Notes(a)	3.950%	02/16/28	240	232,001

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
Mylan, Inc., Gtd. Notes, 144A	4.550%		04/15/28	195	$190,565

					1,151,325

Pipelines — 1.0%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	275	264,541
MPLX LP, Sr. Unsec’d. Notes	4.000%		03/15/28	10	9,511
MPLX LP, Sr. Unsec’d. Notes	4.125%		03/01/27	15	14,309
ONEOK, Inc., Gtd. Notes	4.000%		07/13/27	235	227,387
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	4.000%		03/15/28	195	189,513
Williams Partners LP, Sr. Unsec’d. Notes	3.350%		08/15/22	50	48,865

					754,126

Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%		07/26/27	190	180,112

Software — 0.1%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%		08/08/26	55	50,878

TOTAL CORPORATE BONDS (cost $9,199,535)					8,954,779

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.4%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	2.747%	(c)	07/15/58	300	300,064

SOVEREIGN BONDS — 1.9%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	196,078
Municipality Finance PLC (Finland), Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	200	199,624
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	100	96,561
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	200	192,711
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	125	122,945
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	300	288,691
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	200	201,837
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	100	99,678

TOTAL SOVEREIGN BONDS (cost $1,408,478)					1,398,125

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Federal Home Loan Banks	1.250%		01/16/19	250	248,698
Federal Home Loan Mortgage Corp	1.375%		08/15/19	1,000	988,289
Federal Home Loan Mortgage Corp., MTN	0.875%		10/12/18	250	249,202
Federal National Mortgage Assoc.	1.500%		07/30/20	200	195,457
Federal National Mortgage Assoc.(k)	1.875%		09/24/26	285	260,237
Federal National Mortgage Assoc.	2.000%		10/05/22	1,700	1,645,155
Federal National Mortgage Assoc.	2.000%		10/25/22	20	19,344

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.375%		01/19/23	165	$162,017
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.750%		10/15/18	34	33,963
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%		03/15/20	305	303,219
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	150	146,270

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,288,308)					4,251,851

U.S. TREASURY OBLIGATIONS — 38.1%
U.S. Treasury Bonds	2.750%		08/15/47	2,725	2,600,353
U.S. Treasury Bonds	3.000%		05/15/45	85	85,329
U.S. Treasury Bonds	3.000%		02/15/48	135	135,454
U.S. Treasury Notes(k)	2.000%		06/30/24	9,115	8,717,287
U.S. Treasury Notes	2.125%		06/30/22	460	450,063
U.S. Treasury Notes	2.125%		05/15/25	1,150	1,100,451
U.S. Treasury Notes	2.250%		12/31/24	70	67,695
U.S. Treasury Notes	2.250%		11/15/25	95	91,367
U.S. Treasury Notes	2.250%		11/15/27	280	266,164
U.S. Treasury Notes	2.375%		01/31/23	5,795	5,708,528
U.S. Treasury Notes(k)	2.375%		08/15/24	6,710	6,550,375
U.S. Treasury Notes	2.500%		05/15/24	145	142,723
U.S. Treasury Notes	2.625%		06/30/23	195	194,048
U.S. Treasury Notes	2.750%		05/31/23	311	311,389
U.S. Treasury Notes	2.875%		05/31/25	25	25,096
U.S. Treasury Notes/Bond	2.750%		04/30/23	60	60,059
U.S. Treasury Strip Coupon	2.976%	(s)	08/15/28	2,100	1,558,224

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,197,068)					28,064,605

TOTAL LONG-TERM INVESTMENTS (cost $71,049,074)					70,543,691

				Shares
SHORT-TERM INVESTMENTS — 4.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)				3,122,169	3,122,169
PGIM Institutional Money Market Fund (cost $461,103; includes $460,190 of cash collateral for securities on loan)(b)(w)				461,103	461,149

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,583,272)					3,583,318

TOTAL INVESTMENTS — 100.7% (cost $74,632,346)					74,127,009
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.7)%					(491,151)

NET ASSETS — 100.0%					$73,635,858

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $447,309; cash collateral of $460,190 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12	10 Year U.S. Treasury Notes	Sep. 2018	$1,442,250	$3,984
8	20 Year U.S. Treasury Bonds	Sep. 2018	1,160,000	25,449

				29,433

Short Positions:
33	90 Day Euro Dollar	Dec. 2018	8,032,200	11,931
20	2 Year U.S. Treasury Notes	Sep. 2018	4,236,562	(5,807)
362	5 Year U.S. Treasury Notes	Sep. 2018	41,129,422	(72,986)
22	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	3,510,375	(79,971)

				(146,833)

				$(117,400)

Securities with a combined market value of $595,158 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
49,020	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$9,345	$9,345
645	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(261)	4,513	4,774
2,345	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(2)	4,963	4,965
1,270	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	47	4,505	4,458
5,485	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,257	7,447	6,190
1,265	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(2,195)	135	2,330
1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	1,113	1,113
1,485	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	7,271	7,271
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	1,954	1,954
1,895	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	2,969	6,382	3,413
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	7,011	5,396
79,985	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	308,857	(215,243)	(524,100)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(33,379)	(30,516)

				$309,424	$(193,983)	$(503,407)

Securities with a combined market value of $3,667,450 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$4,952,790	$—
Collateralized Loan Obligations	—	6,484,801	—
Credit Cards	—	1,503,635	—
Student Loans	—	1,024,811	—
Commercial Mortgage-Backed Securities	—	13,608,230	—
Corporate Bonds	—	8,954,779	—
Residential Mortgage-Backed Security	—	300,064	—
Sovereign Bonds	—	1,398,125	—
U.S. Government Agency Obligations	—	4,251,851	—
U.S. Treasury Obligations	—	28,064,605	—
Affiliated Mutual Funds	3,583,318	—	—
Other Financial Instruments*
Futures Contracts	(117,400)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(503,407)	—

Total	$3,465,918	$70,040,284	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	38.1%
Commercial Mortgage-Backed Securities	18.5
Collateralized Loan Obligations	8.8
Automobiles	6.7
U.S. Government Agency Obligations	5.8
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	4.9
Diversified Financial Services	2.9
Banks	2.9
Credit Cards	2.1
Sovereign Bonds	1.9
Pharmaceuticals	1.6
Student Loans	1.4
Pipelines	1.0
Multi-National	0.8
Oil & Gas	0.6
Biotechnology	0.5
Residential Mortgage-Backed Security	0.4
Insurance	0.4

Packaging & Containers	0.3%
Electric	0.3
Retail	0.2
Healthcare – Products	0.2
Building Materials	0.1
Media	0.1
Software	0.1
Oil & Gas Services	0.1
Auto Manufacturers	0.0	*
Computers	0.0	*
Chemicals	0.0	*
Commercial Services	0.0	*

	100.7
Liabilities in excess of other assets	(0.7)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BOND PORTFOLIO 2028 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$41,364	*	Due from/to broker — variation margin futures	$158,764	*
Interest rate contracts	Due from/to broker — variation margin swaps	51,209	*	Due from/to broker — variation margin swaps	554,616	*

Total		$92,573			$713,380

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(6,824)	$1,952	$612,660	$(405,695)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(124,109)	$(521,948)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$1,917	$10,667	$5,328,479	$45,547,774	$84,469,000

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$447,309	$(447,309)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BOND PORTFOLIO 2028 (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $447,309:
Unaffiliated investments (cost $71,049,074)	$70,543,691
Affiliated investments (cost $3,583,272)	3,583,318
Dividends and interest receivable	461,275
Receivable for investments sold	180,371
Receivable for portfolio shares sold	22,592
Due from broker-variation margin futures	10,764
Prepaid expenses	71

Total Assets	74,802,082

LIABILITIES:
Payable for investments purchased	515,008
Payable to broker for collateral for securities on loan	460,190
Payable for portfolio shares repurchased	105,333
Accrued expenses and other liabilities	41,437
Due to broker-variation margin swaps	28,472
Management fees payable	12,939
Distribution fee payable	2,480
Affiliated transfer agent fee payable	365

Total Liabilities	1,166,224

NET ASSETS	$73,635,858

Net assets were comprised of:
Partners Equity	$73,635,858

Net asset value and redemption price per share, $73,635,858 / 7,580,668 outstanding shares of beneficial interest	$9.71

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$825,706
Affiliated dividend income	41,966
Income from securities lending, net (including affiliated income of $5,382)	5,585

873,257

EXPENSES
Management fees	154,788
Distribution fee	81,480
Audit fee	25,290
Custodian and accounting fees	23,545
Trustees’ fees	4,845
Legal fees and expenses	4,538
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,440
Miscellaneous	5,292

Total expenses	305,684
Less: Fee waivers and/or expense reimbursement	(1,821)

Net expenses	303,863

NET INVESTMENT INCOME (LOSS)	569,394

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $799)	(339,346)
Futures transactions	612,660
Swap agreement transactions	(405,695)
Options written transactions	1,952

(130,429)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $46)	(533,522)
Futures	(124,109)
Swap agreements	(521,948)

(1,179,579)

NET GAIN (LOSS) ON INVESTMENTS	(1,310,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(740,614)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	January 3, 2017* through December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$569,394	$88,316
Net realized gain (loss) on investment transactions	(130,429)	(41,461)
Net change in unrealized appreciation (depreciation) on investments	(1,179,579)	53,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(740,614)	100,290

FUND SHARE TRANSACTIONS:
Fund share sold [9,868,627 and 1,425,015 shares, respectively]	95,950,519	14,467,785
Fund share repurchased [3,549,858 and 163,116 shares, respectively]	(34,467,885)	(1,674,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	61,482,634	12,793,548

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,742,020	12,893,838
NET ASSETS:
Beginning of period	12,893,838	—

End of period	$73,635,858	$12,893,838

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 95.8% ASSET-BACKED SECURITIES — 11.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 8.1%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	100	$100,034
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	50	50,013
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	49	48,723
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	100	98,652
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.533%	(c)	11/15/21	50	50,138
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	50	49,855
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.503%	(c)	04/18/22	50	50,133
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	50	49,944
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	50	49,905

					547,397

Credit Cards — 2.9%
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	100	100,000
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	100	100,587

					200,587

TOTAL ASSET-BACKED SECURITIES (cost $747,621)					747,984

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	20	19,275
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	10	9,624
BANK, Series 2018-BN10, Class A4	3.428%		02/15/61	50	48,783
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	27	26,297
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	46	44,894
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A1	1.506%		05/10/49	26	25,768
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	15	14,481
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	10	9,327
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	67	65,377
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	35	35,024
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	11	11,333
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	19	18,613
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	34	33,276

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	35	$34,205
Fannie Mae-Aces, Series 2015-M17, Class A2	3.036%	(cc)	11/25/25	65	63,663
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	49	47,922
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%	(cc)	03/25/28	25	24,466
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	15	14,845
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	18	17,468
GS Mortgage Securities Trust, Series 2017-GS8, Class A3	3.205%		11/10/50	80	76,539
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	11	10,839
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	48	46,897
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	29	28,115
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	22	21,363
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1	1.462%		08/15/49	70	68,804
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	13	12,981
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	50	48,430
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%		07/15/50	42	41,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	38	37,175
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	54	53,226
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	60	61,170
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	22	21,526
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	75	73,611
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	10	9,956
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%		10/15/49	16	15,783
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	17	16,536
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	33	33,174

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,246,209)					1,242,281

CORPORATE BONDS — 13.3%
Airlines — 0.1%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%		09/01/30	10	9,710

Banks — 4.1%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%		01/23/26	45	43,295
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28	40	38,741

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.691%	06/05/28	20	$18,960
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	20	19,707
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	20	19,126
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	20	18,949
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	4.000%	01/27/20	100	102,043
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	01/24/29	15	14,450

				275,271

Biotechnology — 1.1%
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	25	24,474
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	25	25,129
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	25	22,987

				72,590

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	35	34,458

Electric — 0.4%
American Electric Power Co. Inc., Sr. Unsec’d. Notes	3.200%	11/13/27	25	23,365

Healthcare – Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	25	24,919

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	35	35,346

Multi-National — 2.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	100	96,747
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	100	102,284

				199,031

Oil & Gas — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27	15	14,448
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%	01/15/28	25	23,891

				38,339

Pharmaceuticals — 0.8%
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	35	33,987
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	25	22,843

				56,830

Pipelines — 1.5%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%	04/01/24	25	24,049
MPLX LP, Sr. Unsec’d. Notes	4.000%	03/15/28	5	4,755
ONEOK Partners LP, Gtd. Notes	4.900%	03/15/25	40	41,301
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	35	34,208

				104,313

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	25	$24,862

TOTAL CORPORATE BONDS (cost $926,485)					899,034

SOVEREIGN BONDS — 2.9%
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	50	48,280
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	50	48,177
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22	50	48,858
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	50	48,115

TOTAL SOVEREIGN BONDS (cost $197,650)					193,430

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.2%
Federal Home Loan Bank	1.375%		09/28/20	300	291,675
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	100	98,829
Federal Home Loan Mortgage Corp.(k)	1.500%		01/17/20	300	295,287
Federal National Mortgage Assoc.	2.000%		10/05/22	250	241,934
Federal National Mortgage Assoc.	2.125%		04/24/26	100	93,626
Federal National Mortgage Assoc.	2.375%		01/19/23	420	412,408
Residual Funding Corp., Principal Strip	2.190%	(s)	10/15/20	300	282,152
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.750%		10/15/18	265	264,709

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,001,241)					1,980,620

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bonds	2.875%		08/15/45	265	259,710
U.S. Treasury Notes(k)	2.000%		06/30/24	510	487,747
U.S. Treasury Notes(k)	2.250%		12/31/24	705	681,785

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,430,260)					1,429,242

TOTAL LONG-TERM INVESTMENTS (cost $6,549,466)					6,492,591

SHORT-TERM INVESTMENT — 3.7%				Shares
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund(w) (cost $252,346)				252,346	252,346

TOTAL INVESTMENTS — 99.5% (cost $6,801,812)					6,744,937
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.5%					36,136

NET ASSETS — 100.0%					$6,781,073

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	10 Year U.S. Treasury Notes	Sep. 2018	$360,563	$215

Short Positions:
1	90 Day Euro Dollar	Dec. 2018	243,400	272
6	2 Year U.S. Treasury Notes	Sep. 2018	1,270,969	(273)
7	5 Year U.S. Treasury Notes	Sep. 2018	795,320	(2,814)
1	10 Year U.S. Ultra Treasury Notes	Sep. 2018	128,234	(2,564)
1	20 Year U.S. Treasury Bonds	Sep. 2018	145,000	(3,064)

				(8,443)

				$(8,228)

A security with a market value of $174,073 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
5,180	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$988	$988
210	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	1,076	1,076
170	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	141	141
2,035	01/04/23	2.289%(S)	3 Month LIBOR(1)(Q)	16,700	39,651	22,951
1,000	01/04/25	2.360%(S)	3 Month LIBOR(1)(Q)	—	25,828	25,828
7,670	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	(68,928)	(342,788)	(273,860)

				$(52,228)	$(275,104)	$(222,876)

Securities with a combined market value of $395,182 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$547,397	$—
Credit Cards	—	200,587	—
Commercial Mortgage-Backed Securities	—	1,242,281	—
Corporate Bonds	—	899,034	—
Sovereign Bonds	—	193,430	—
U.S. Government Agency Obligations	—	1,980,620	—
U.S. Treasury Obligations	—	1,429,242	—
Affiliated Mutual Fund	252,346	—	—
Other Financial Instruments*
Futures Contracts	(8,228)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(222,876)	—

Total	$244,118	$6,269,715	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Government Agency Obligations	29.2%
U.S. Treasury Obligations	21.1
Commercial Mortgage-Backed Securities	18.3
Automobiles	8.1
Banks	4.1
Affiliated Mutual Fund	3.7
Credit Cards	2.9
Multi-National	2.9
Sovereign Bonds	2.9
Pipelines	1.5

Biotechnology	1.1%
Pharmaceuticals	0.8
Oil & Gas	0.6
Media	0.5
Commercial Services	0.5
Healthcare – Products	0.4
Trucking & Leasing	0.4
Electric	0.4
Airlines	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BOND PORTFOLIO 2029 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$487	*	Due from/to broker — variation margin futures	$8,715	*
Interest rate contracts	Due from/to broker — variation margin swaps	50,984	*	Due from/to broker — variation margin swaps	273,860	*

Total		$51,471			$282,575

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(561)	$122	$71,812	$14,877

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(8,228)	$(222,876)

For the period ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Interest Rate Swap Agreements(2)
$180	$1,000	$180,282	$2,624,901	$13,792,500

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BOND PORTFOLIO 2029 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $6,549,466)	$6,492,591
Affiliated investments (cost $252,346)	252,346
Receivable for investments sold	49,637
Dividends and interest receivable	43,721
Receivable from manager	706
Due from broker-variation margin futures	320

Total Assets	6,839,321

LIABILITIES:
Audit fee payable	22,131
Payable for investments purchased	18,600
Custodian and accounting fees payable	10,825
Shareholders’ reports payable	2,959
Accrued expenses and other liabilities	1,791
Due to broker-variation margin swaps	1,161
Affiliated transfer agent fee payable	365
Distribution fee payable	263
Payable for portfolio shares repurchased	153

Total Liabilities	58,248

NET ASSETS	$6,781,073

Net assets were comprised of:
Partners Equity	$6,781,073

Net asset value and redemption price per share, $6,781,073 / 709,372 outstanding shares of beneficial interest	$9.56

STATEMENT OF OPERATIONS

(unaudited)

For the Period January 2, 2018* through June 30, 2018

INCOME
Interest income	$75,668
Affiliated dividend income	2,453

78,121

EXPENSES
Management fees	14,359
Distribution fee	7,558
Audit fee	22,131
Custodian and accounting fees	20,262
Trustees’ fees	4,803
Legal fees and expenses	4,486
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,443
Shareholders’ reports	2,959
Miscellaneous	2,919

Total expenses	82,920
Less: Fee waivers and/or expense reimbursement	(54,803)

Net expenses	28,117

NET INVESTMENT INCOME (LOSS)	50,004

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(63,812)
Futures transactions	71,812
Swap agreement transactions	14,877
Options written transactions	122

22,999

Net change in unrealized appreciation (depreciation) on:
Investments	(56,875)
Futures	(8,228)
Swap agreements	(222,876)

(287,979)

NET GAIN (LOSS) ON INVESTMENTS	(264,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(214,976)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

January 2, 2018* through June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$50,004
Net realized gain (loss) on investment transactions	22,999
Net change in unrealized appreciation (depreciation) on investments	(287,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(214,976)

FUND SHARE TRANSACTIONS:
Fund share sold [761,171 shares]	7,490,544
Fund share repurchased [51,799 shares]	(494,495)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,996,049

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,781,073
NET ASSETS:
Beginning of period	—

End of period	$6,781,073

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value
Australia — 5.2%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus, REIT	462,193	3,322,131
Goodman Group, REIT	695,116	4,955,363
GPT Group (The)	648,391	2,425,976
Scentre Group, REIT	907,759	2,949,358
Stockland, REIT	1,543,135	4,534,037
Vicinity Centres, REIT	1,506,502	2,889,204

		21,076,069

Canada — 2.4%
Canadian Apartment Properties REIT, REIT	87,797	2,846,983
Chartwell Retirement Residences, REIT, UTS	330,031	3,848,459
First Capital Realty, Inc.	203,399	3,196,458

		9,891,900

France — 4.2%
Carmila SA	55,087	1,534,357
Covivio, REIT	24,733	2,569,836
Klepierre SA, REIT	87,045	3,270,559
Unibail-Rodamco-Westfield	43,619	9,604,422

		16,979,174

Germany — 4.7%
ADO Properties SA, 144A	43,644	2,372,311
alstria office REIT-AG, REIT	129,545	1,946,315
LEG Immobilien AG	31,356	3,406,321
TLG Immobilien AG	76,739	2,043,990
Vonovia SE	193,714	9,207,116

		18,976,053

Hong Kong — 7.7%
CK Asset Holdings Ltd.	217,053	1,718,259
Henderson Land Development Co. Ltd.	806,451	4,252,640
Link REIT, REIT	906,674	8,268,313
New World Development Co. Ltd.	945,967	1,323,323
Sun Hung Kai Properties Ltd.	621,772	9,367,579
Swire Properties Ltd.	717,376	2,645,658
Wharf Real Estate Investment Co. Ltd.	470,613	3,341,709

		30,917,481

Ireland — 1.7%
Green REIT PLC, REIT	1,349,132	2,329,486
Hibernia REIT PLC, REIT(a)	1,623,898	2,843,034
Irish Residential Properties REIT PLC, REIT	969,057	1,560,858

		6,733,378

Japan — 10.7%
Activia Properties, Inc., REIT	581	2,662,355
Daiwa House Industry Co. Ltd.	67,382	2,292,459
GLP J-Reit	1,970	2,092,357
Invincible Investment Corp., REIT	7,509	3,378,882
Japan Hotel REIT Investment Corp., REIT	3,544	2,654,987
Japan Real Estate Investment Corp., REIT	719	3,803,532
Kenedix Retail REIT Corp., REIT	1,454	3,212,551
LaSalle Logiport REIT, REIT	2,405	2,383,928
Mitsubishi Estate Co. Ltd.	212,345	3,706,887
Mitsui Fudosan Co. Ltd.	311,030	7,492,176

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Nippon Building Fund, Inc., REIT(a)	336	$1,938,140
Sumitomo Realty & Development Co. Ltd.	206,370	7,599,569

		43,217,823

Singapore — 1.9%
Cache Logistics Trust, REIT	2,579,967	1,455,847
Keppel REIT, REIT	3,238,406	2,615,529
Suntec Real Estate Investment Trust, REIT	2,703,935	3,428,463

		7,499,839

Spain — 0.6%
Inmobiliaria Colonial Socimi SA, REIT	235,417	2,595,904

Sweden — 1.4%
Atrium Ljungberg AB (Class B Stock)	69,723	1,123,427
Cibus Nordic Real Estate AB*	93,383	1,065,773
Fabege AB	170,000	2,021,963
Hufvudstaden AB (Class A Stock)	105,352	1,505,496

		5,716,659

Switzerland — 0.4%
PSP Swiss Property AG	17,226	1,596,955

United Kingdom — 4.6%
Big Yellow Group PLC, REIT	201,963	2,531,728
British Land Co. PLC (The), REIT	233,906	2,069,361
Derwent London PLC, REIT	19,026	778,397
Land Securities Group PLC	213,980	2,695,785
NewRiver REIT PLC, REIT	419,127	1,490,231
Segro PLC, REIT	364,816	3,212,879
Shaftesbury PLC, REIT	164,684	2,030,982
Tritax Big Box REIT PLC, REIT	1,165,498	2,394,199
Warehouse REIT PLC	893,301	1,184,084

		18,387,646

United States — 53.8%
American Assets Trust, Inc., REIT	101,405	3,882,797
American Homes 4 Rent (Class A Stock)	124,795	2,767,953
Americold Realty Trust(a)	208,914	4,600,286
AvalonBay Communities, Inc.	76,361	13,125,692
Camden Property Trust, REIT	72,003	6,561,633
Columbia Property Trust, Inc., REIT	204,533	4,644,944
Community Healthcare Trust, Inc., REIT(a)	137,713	4,113,487
CoreSite Realty Corp.	20,855	2,311,151
Crown Castle International Corp.	31,306	3,375,413
DiamondRock Hospitality Co., REIT	521,922	6,409,202
Digital Realty Trust, Inc., REIT(a)	56,069	6,256,179
Duke Realty Corp., REIT	234,168	6,797,897
Easterly Government Properties, Inc., REIT	132,388	2,615,987
Empire State Realty Trust, Inc. (Class A Stock), REIT	335,157	5,731,185
Equity LifeStyle Properties, Inc., REIT	92,122	8,466,012
Extra Space Storage, Inc.	60,904	6,078,828
Federal Realty Investment Trust, REIT	34,416	4,355,345
First Industrial Realty Trust, Inc., REIT	127,431	4,248,550
Forest City Realty Trust, Inc. (Class A Stock), REIT	339,788	7,750,564
Four Corners Property Trust, Inc., REIT	190,622	4,695,020
Highwoods Properties, Inc.	63,013	3,196,649
Hilton Worldwide Holdings, Inc.	39,949	3,162,363
Hudson Pacific Properties, Inc., REIT	193,852	6,868,176

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Invitation Homes, Inc.	168,057	$3,875,394
JBG SMITH Properties	115,361	4,207,216
Kilroy Realty Corp.	71,398	5,400,545
Life Storage, Inc., REIT	46,291	4,504,577
Macerich Co. (The), REIT	107,123	6,087,800
MedEquities Realty Trust, Inc., REIT	249,227	2,746,482
MGM Growth Properties LLC (Class A Stock), REIT(a)	149,880	4,565,345
Park Hotels & Resorts, Inc., REIT	39,825	1,219,840
Prologis, Inc., REIT	104,653	6,874,656
Rexford Industrial Realty, Inc., REIT	151,693	4,761,643
Sabra Health Care REIT, Inc.	184,455	4,008,207
Simon Property Group, Inc., REIT	55,402	9,428,866
STAG Industrial, Inc., REIT	236,283	6,433,986
Sunstone Hotel Investors, Inc., REIT	289,538	4,812,122
UDR, Inc., REIT	278,238	10,445,055
Welltower, Inc., REIT	249,386	15,634,008

		217,021,055

TOTAL LONG-TERM INVESTMENTS (cost $374,362,389)		400,609,936

	Shares	Value
SHORT-TERM INVESTMENTS —3.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	529,696	$529,696
PGIM Institutional Money Market Fund (cost $13,830,887; includes $13,806,142 of cash collateral for securities on loan)(b)(w)	13,829,504	13,830,887

TOTAL SHORT-TERM INVESTMENTS (cost $14,360,583)		14,360,583

TOTAL INVESTMENTS — 102.9% (cost $388,722,972)		414,970,519
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(11,569,795)

NET ASSETS — 100.0%		$403,400,724

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,433,546; cash collateral of $13,806,142 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$21,076,069	$—
Canada	9,891,900	—	—
France	9,604,422	7,374,752	—
Germany	—	18,976,053	—
Hong Kong	—	30,917,481	—
Ireland	—	6,733,378	—
Japan	—	43,217,823	—
Singapore	—	7,499,839	—
Spain	—	2,595,904	—
Sweden	—	5,716,659	—
Switzerland	—	1,596,955	—
United Kingdom	—	18,387,646	—
United States	217,021,055	—	—
Affiliated Mutual Funds	14,360,583	—	—

Total	$250,877,960	$164,092,559	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Retail REITs	13.8%
Industrial REITs	12.7
Residential REITs	12.3
Office REITs	12.2
Diversified Real Estate Activities	8.9
Diversified REITs	8.8
Real Estate Operating Companies	8.7
Specialized REITs	7.4

Health Care REITs	6.6%
Hotel & Resort REITs	5.7
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	3.6
Health Care Facilities	1.0
Hotels, Resorts & Cruise Lines	0.8
Real Estate Management	0.4

102.9
Liabilities in excess of other assets	(2.9)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$13,433,546	$(13,433,546)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) June 30, 2018
ASSETS:
Investments at value, including securities on loan of $13,433,546:
Unaffiliated investments (cost $374,362,389)	$400,609,936
Affiliated investments (cost $14,360,583)	14,360,583
Foreign currency, at value (cost $120,813)	120,813
Dividends and interest receivable	1,543,806
Tax reclaim receivable	793,332
Receivable for investments sold	766,372
Receivable from affiliate	23,241
Prepaid expenses	425

Total Assets	418,218,508

LIABILITIES:
Payable to broker for collateral for securities on loan	13,806,142
Payable to affiliate	683,012
Management fees payable	149,201
Payable for fund shares repurchased	83,134
Accrued expenses and other liabilities	82,146
Distribution fee payable	13,784
Affiliated transfer agent fee payable	365

Total Liabilities	14,817,784

NET ASSETS	$403,400,724

Net assets were comprised of:
Partners Equity	$403,400,724

Net asset value and redemption price per share, $403,400,724 / 32,100,757 outstanding shares of beneficial interest	$12.57

STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2018
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $469,635, of which $29,667 is reimbursable by an affiliate)	$6,666,416
Income from securities lending, net (including affiliated income of $42,014)	59,926
Affiliated dividend income	41,168

6,767,510

EXPENSES
Management fees	1,642,852
Distribution fee	494,825
Custodian and accounting fees	59,245
Audit fee	22,712
Trustees’ fees	6,743
Legal fees and expenses	5,221
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,916
Miscellaneous	16,731

Total expenses	2,253,711

NET INVESTMENT INCOME (LOSS)	4,513,799

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,907)	2,295,199
Foreign currency transactions	(9,233)

2,285,966

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $322)	(7,538,842)
Foreign currencies	2,819

(7,536,023)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(5,250,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(736,258)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,513,799	$8,163,220
Net realized gain (loss) on investment and foreign currency transactions	2,285,966	1,582,374
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,536,023)	32,523,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(736,258)	42,269,075

FUND SHARE TRANSACTIONS:
Fund share sold [946,914 and 1,142,064 shares, respectively]	11,465,516	13,461,411
Fund share repurchased [3,158,957 and 3,623,100 shares, respectively]	(37,447,640)	(41,551,042)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(25,982,124)	(28,089,631)

CAPITAL CONTRIBUTIONS	71,017	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,647,365)	14,179,444
NET ASSETS:
Beginning of period	430,048,089	415,868,645

End of period	$403,400,724	$430,048,089

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.7%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 4.7%
Collateralized Loan Obligations(c)
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.075%	04/20/31	4,000	$3,986,599
CBAM Ltd. (Cayman Islands), Series 2018-6A, Class A, 3 Month LIBOR + 0.940%, 144A	3.266%	07/15/31	2,750	2,748,673
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.890%, 144A	3.238%	04/15/27	5,000	4,999,249
Hayfin Kingsland IX Ltd. (Cayman Islands), Series 2018-9A, Class AR, 3 Month LIBOR + 1.150%, 144A	3.509%	04/28/31	4,000	4,006,105
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A	3.148%	07/15/27	3,750	3,747,077
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.598%	10/15/26	3,500	3,482,122
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.512%	05/15/26	5,699	5,699,586
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.409%	07/20/27	5,000	4,999,935
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 3 Month LIBOR + 0.880%, 144A	3.228%	07/15/27	5,000	4,996,214
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	01/17/31	2,000	2,001,760

TOTAL ASSET-BACKED SECURITIES (cost $40,707,676)				40,667,320

BANK LOANS — 3.5%
Aerospace & Defense — 0.0%
FGI Operating Co. LLC, Term Loan^	— %(p)	05/15/22	24	23,750

Biotechnology — 0.0%
Concordia Healthcare Corp., Dollar Term Loan, 1 Month LIBOR + 4.250%	6.344%(c)	10/21/21	191	169,243

Chemicals — 0.2%
Solenis International, LP, Second Lien Initial Term Loan, 2 Month LIBOR + 8.500%	10.679%(c)	06/18/24	2,075	2,039,553

Commercial Services — 0.1%
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	7.046%(c)	03/09/23	557	555,913

Electronics — 0.1%
SIG Combibloc US Acquisition, Inc., Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	4.844%(c)	03/11/22	46	45,277

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Electronics (continued)
SIG Combibloc US Acquisition, Inc., Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	03/11/22	405	$402,019

					447,296

Foods — 0.1%
Moran Foods LLC, Initial Term Loan, 1 Month LIBOR + 6.000%	8.094%	(c)	12/05/23	1,013	788,728

Insurance — 0.1%
Asurion LLC, Term Loan	— %	(p)	08/04/25	850	855,844

Internet Software & Services — 0.9%
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 3.500%	5.834%	(c)	12/01/23	65	64,706
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 3.500%	5.834%	(c)	12/01/23	151	150,981
McAfee, LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.594%	(c)	09/30/24	3,784	3,799,987
McAfee, LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.594%	(c)	09/29/25	4,150	4,212,249

					8,227,923

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 4.000%	6.001%	(c)	11/30/23	377	372,195

Media — 0.2%
Clear Channel Communications, Tranche D Term Loan, 1 Month LIBOR + 6.750%	8.844%	(c)	01/30/19	1,563	1,189,108
Clear Channel Communications, Tranche E Term Loan, 1 Month LIBOR + 7.500%	9.594%	(c)	07/30/19	797	605,576

					1,794,684

Miscellaneous Manufacturing — 0.1%
Aleris International, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.856%	(c)	02/27/23	725	718,203
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.584%	(c)	02/01/21	256	253,512
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.584%	(c)	02/01/21	303	300,444

					1,272,159

Oil & Gas — 1.0%
California Resources Corp., Term Loan (11/17), 1 Month LIBOR + 4.750%	6.838%	(c)	12/31/22	1,514	1,538,399
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 3.750%	12.466%	(c)	12/31/21	2,253	2,490,007
Chesapeake Energy Corp, Class A Loan, 1 Month LIBOR + 7.500%	9.594%	(c)	08/23/21	1,554	1,620,674
EG America LLC, Term Loan	— %	(p)	02/01/26	975	965,249
McDermott International, Inc., Term Loan, 1 Month LIBOR + 5.000%	7.094%	(c)	05/12/25	383	384,144
MEG Energy Corp., Initial Term Loan, 1 Month LIBOR + 3.500%	5.600%	(c)	12/31/23	41	41,113
MEG Energy Corp., Initial Term Loan, 1 Month LIBOR + 3.500%	5.600%	(c)	12/31/23	60	59,488

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	5.085%(c)	04/12/24	255	$234,152
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	5.085%(c)	04/12/24	291	267,602
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	5.085%(c)	04/12/24	873	802,806

				8,403,634

Retail — 0.0%
J. C. Penney Corp., Inc., Term Loan	— %(p)	06/23/23	175	166,513
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.010%(c)	03/11/22	247	203,996

				370,509

Software — 0.2%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.557%(c)	06/13/25	1,075	1,034,688
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.091%(c)	07/08/22	445	441,751

				1,476,439

Technology — 0.3%
Banff Merger Sub, Inc., Term Loan	— %(p)	06/28/25	1,950	1,936,424
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.608%(c)	11/01/24	625	645,313

				2,581,737

Telecommunications — 0.2%
Avaya, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.250%	6.323%(c)	12/15/24	448	448,030
Cincinnati Bell, Inc., Tranche B Term Loan, 1—3 Month LIBOR + 4.000%	5.344%(c)	10/02/24	354	353,823
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.594%(c)	11/01/24	460	460,696
Securus Technologies Holdings, Inc., Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.344%(c)	11/01/25	206	207,202

				1,469,751

TOTAL BANK LOANS (cost $31,333,143)				30,849,358

CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC, Sr. Unsec’d. Notes	3.750%	02/15/30	391	272,449
Liberty Interactive LLC, Sr. Unsec’d. Notes	4.000%	11/15/29	549	385,727

				658,176

TOTAL CONVERTIBLE BONDS (cost $611,682)				658,176

CORPORATE BONDS — 88.6%
Advertising — 0.2%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	725	358,875
Lamar Media Corp., Gtd. Notes	5.375%	01/15/24	67	68,089
Lamar Media Corp., Gtd. Notes	5.750%	02/01/26	383	387,788

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Advertising (continued)
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 — Statutory Reserves)) or PIK 8.000%	15.844%	(c)	07/01/24	78	$76,879
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%		02/15/24	725	733,678

					1,625,309

Aerospace & Defense — 2.1%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	520	513,499
Arconic, Inc., Sr. Unsec’d. Notes	5.900%		02/01/27	475	478,563
Arconic, Inc., Sr. Unsec’d. Notes	5.950%		02/01/37	235	226,775
Arconic, Inc., Sr. Unsec’d. Notes	6.750%		01/15/28	683	724,834
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%		10/15/22	503	500,963
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%		01/15/23	923	925,308
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		12/01/24	5,203	5,476,157
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/25	897	934,001
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%		12/01/21	3,870	4,256,998
TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875%		05/15/26	960	973,200
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	703	706,726
TransDigm, Inc., Gtd. Notes(a)	6.375%		06/15/26	1,301	1,291,243
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	795	808,913
TransDigm, Inc., Gtd. Notes	6.500%		05/15/25	367	371,129

					18,188,309

Agriculture — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	1,375	1,328,594

Airlines — 0.1%
United Continental Holdings, Inc., Gtd. Notes(a)	5.000%		02/01/24	698	671,825

Auto Manufacturers — 0.8%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%		04/15/23	800	804,240
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.500%		10/01/27	820	731,850
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125%		04/15/26	919	941,975
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A.	5.750%		08/01/22	525	519,908
Navistar International Corp., Sr. Unsec’d. Notes, 144A(a)	6.625%		11/01/25	3,482	3,577,755

					6,575,728

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875%		08/15/26	1,950	1,750,125
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%		04/01/25	1,680	1,667,400
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%		03/15/26	1,993	1,943,174
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500%		04/01/27	1,041	1,025,385

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Auto Parts & Equipment (continued)
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625%	11/15/26	1,800	$1,777,499
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%	04/15/25	534	525,990
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%	06/01/26	1,725	1,750,875
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	4.875%	03/15/27	732	668,872
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.000%	05/31/26	1,015	943,950
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.500%	11/30/23	1,225	1,221,938

				13,275,208

Banks — 1.1%
Bank of America Corp., Jr. Sub. Notes	6.100%	12/29/49	308	320,135
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%	11/21/22	410	441,365
Barclays PLC (United Kingdom), Sub. Notes	4.375%	09/11/24	200	194,396
Barclays PLC (United Kingdom), Sub. Notes	5.200%	05/12/26	670	658,182
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%	08/15/22	1,480	1,496,650
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/07/25	257	258,928
CIT Group, Inc., Sub. Notes(a)	6.125%	03/09/28	1,009	1,036,748
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/29/49	370	386,188
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.500%	12/29/49	680	693,260
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%	12/29/49	225	239,119
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%	12/19/23	250	262,343
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.100%	06/10/23	2,395	2,522,414
Societe Generale SA (France), Jr. Sub. Notes, 144A	7.375%	12/29/49	650	661,375

				9,171,103

Biotechnology — 0.1%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A	9.000%	04/01/22	1,019	912,005
Concordia International Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	04/15/23	1,215	72,900

				984,905

Building Materials — 1.7%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500%	10/01/24	425	414,375
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	2,145	2,120,333
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.125%	05/05/25	887	900,580
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%	04/16/26	1,425	1,543,845
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,725	2,651,153
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	1,040	964,600
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750%	01/15/28	705	646,838

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	2,745	$2,786,175
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%	06/01/25	587	551,780
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	2,301	2,306,753

				14,886,432

Chemicals — 3.4%
Alpha 2 BV (United Kingdom), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A	8.750%	06/01/23	1,050	1,044,749
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	675	663,188
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,550	1,573,249
Chemours Co. (The), Gtd. Notes(a)	5.375%	05/15/27	650	628,875
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	1,425	1,494,469
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	905	970,613
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	1,726	1,691,480
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	2,588	2,665,638
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22	1,880	1,706,100
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	1,032	966,365
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	440	431,200
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%	11/15/20	190	159,600
Huntsman International LLC, Gtd. Notes(a)	5.125%	11/15/22	319	327,928
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,159	1,098,153
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	2,950	2,749,031
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), Gtd. Notes, 144A	5.750%	04/30/26	335	324,950
Olin Corp., Sr. Unsec’d. Notes(a)	5.000%	02/01/30	200	189,000
Platform Specialty Products Corp., Gtd. Notes, 144A(a)	5.875%	12/01/25	1,475	1,441,813
PQ Corp., Gtd. Notes, 144A	5.750%	12/15/25	344	338,410
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	7.250%	04/01/25	2,065	2,095,975
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	2,640	2,613,600
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Gtd. Notes, 144A	5.375%	09/01/25	656	650,260
Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	401	389,472
Tronox, Inc., Gtd. Notes, 144A(a)	6.500%	04/15/26	1,920	1,908,000
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	1,302	1,243,410

				29,365,528

Coal — 0.1%
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	134	135,956
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/01/24	690	712,425

				848,381

Commercial Services — 3.3%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	12.000%	12/15/22	604	653,829
ADT Corp. (The), Sr. Sec’d. Notes(a)	4.125%	06/15/23	1,649	1,545,937

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Services (continued)
Ahern Rentals, Inc., Sec’d. Notes, 144A(a)	7.375%	05/15/23	900	$877,499
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.125%	08/15/25	400	372,999
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375%	08/15/27	600	557,999
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.500%	04/01/23	100	97,499
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.250%	03/15/25	416	378,559
Booz Allen Hamilton, Inc., Gtd. Notes, 144A	5.125%	05/01/25	518	506,345
Brink’s Co. (The), Gtd. Notes, 144A	4.625%	10/15/27	350	327,249
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	05/15/25	2,565	2,622,713
Graham Holdings Co., Gtd. Notes, 144A	5.750%	06/01/26	177	178,770
Hertz Corp. (The), Gtd. Notes	7.375%	01/15/21	185	181,300
Hertz Corp. (The), Gtd. Notes, 144A	5.500%	10/15/24	205	161,181
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	160	159,232
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	6,375	6,801,360
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A	5.000%	02/01/25	325	309,563
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	894	878,444
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	1,585	1,687,550
Sotheby’s, Gtd. Notes, 144A	4.875%	12/15/25	500	478,750
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	38	37,715
Team Health Holdings, Inc., Gtd. Notes, 144A(a)	6.375%	02/01/25	1,307	1,124,020
United Rentals North America, Inc., Gtd. Notes(a)	4.625%	10/15/25	410	390,525
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	4,457	4,126,959
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	65	65,488
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,650	1,600,500
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	125	127,031
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,575	2,600,750

				28,849,766

Computers — 1.4%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	716	725,753
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	2,050	2,171,830
Diebold Nixdorf, Inc., Gtd. Notes(a)	8.500%	04/15/24	999	956,872
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	975	977,438
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A(a)	10.000%	07/15/23	3,696	3,774,540
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	6.875%	03/01/20	150	148,500
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	8.375%	08/15/22	313	306,740
West Corp., Gtd. Notes, 144A(a)	8.500%	10/15/25	2,935	2,678,188
Western Digital Corp., Gtd. Notes	4.750%	02/15/26	816	793,560

				12,533,421

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp., Gtd. Notes	6.250%	08/01/24	558	312,480

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	1,085	$1,052,450
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	1,455	1,444,088
H&E Equipment Services, Inc., Gtd. Notes	5.625%		09/01/25	1,775	1,743,938
LKQ Corp., Gtd. Notes	4.750%		05/15/23	415	413,963

					4,654,439

Diversified Financial Services — 2.2%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22	750	753,656
Alliance Data Systems Corp., Gtd. Notes, MTN, 144A	5.875%		11/01/21	240	244,799
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	540	642,600
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%		03/30/25	1,342	1,321,869
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	5.125%		09/30/24	680	691,899
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	478	474,415
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.820%	(cc)	12/21/65	1,706	1,578,050
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes, 144A	5.250%		10/01/25	218	204,604
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unsec’d. Notes, 144A	5.250%		03/15/22	229	229,000
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%		09/15/25	2,295	2,231,888
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	472	470,820
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21	650	667,680
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,350	1,424,250
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	980	959,204
Springleaf Finance Corp., Gtd. Notes	5.625%		03/15/23	1,280	1,273,216
Springleaf Finance Corp., Gtd. Notes	6.875%		03/15/25	1,530	1,518,526
Springleaf Finance Corp., Gtd. Notes	7.125%		03/15/26	1,356	1,349,220
Springleaf Finance Corp., Gtd. Notes	7.750%		10/01/21	91	97,825
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%		06/01/25	1,025	984,000
Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000%		03/15/26	1,505	1,516,288
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750%		06/15/22	750	774,383

					19,408,192

Electric — 4.3%
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	490	493,675
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%		06/01/26	1,045	984,259
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	1,950	1,854,938
Calpine Corp., Sr. Unsec’d. Notes(a)	5.500%		02/01/24	3,325	3,054,844
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	3,350	3,063,157
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	481	496,031
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	125	134,981
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	7.875%		06/15/17	4,715	4,396,738
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875%		10/15/20	4,300	3,913,000
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.250%		09/15/24	70	67,375
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.500%		09/15/27	275	257,125
NRG Energy, Inc., Gtd. Notes	6.250%		07/15/22	13	13,378
NRG Energy, Inc., Gtd. Notes	6.250%		05/01/24	686	703,150
NRG Energy, Inc., Gtd. Notes	6.625%		01/15/27	773	794,258

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	2,375	$2,529,375
NRG Energy, Inc., Gtd. Notes, 144A(a)	5.750%	01/15/28	775	763,375
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	2,565	1,821,150
NRG Yield Operating LLC, Gtd. Notes(a)	5.000%	09/15/26	360	342,900
Red Oak Power LLC, Sr. Sec’d. Notes	9.200%	11/30/29	100	114,249
Talen Energy Supply LLC, Gtd. Notes(a)	6.500%	06/01/25	825	629,063
Terraform Global Operating LLC, Gtd. Notes, 144A	6.125%	03/01/26	145	143,188
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Second Lien	—%	12/30/18	6,875	69
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Second Lien	—%	12/30/18	3,975	40
Vistra Energy Corp., Gtd. Notes(a)	5.875%	06/01/23	750	771,563
Vistra Energy Corp., Gtd. Notes	7.375%	11/01/22	2,770	2,894,650
Vistra Energy Corp., Gtd. Notes(a)	7.625%	11/01/24	3,965	4,227,681
Vistra Energy Corp., Gtd. Notes	8.034%	02/02/24	1,311	1,366,405
Vistra Energy Corp., Gtd. Notes, 144A	8.000%	01/15/25	620	665,725
Vistra Energy Corp., Gtd. Notes, 144A	8.125%	01/30/26	634	688,683

				37,185,025

Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition, Inc., Gtd. Notes, 144A	6.375%	07/15/26	325	330,484
WESCO Distribution, Inc., Gtd. Notes	5.375%	06/15/24	324	318,330

				648,814

Electronics — 0.1%
Itron, Inc., Gtd. Notes, 144A	5.000%	01/15/26	561	532,782

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	4.250%	01/31/23	418	403,370
TerraForm Power Operating LLC, Gtd. Notes, 144A	5.000%	01/31/28	615	582,713

				986,083

Engineering & Construction — 1.0%
AECOM, Gtd. Notes	5.125%	03/15/27	2,346	2,211,104
AECOM, Gtd. Notes(a)	5.875%	10/15/24	1,025	1,060,875
MasTec, Inc., Gtd. Notes(a)	4.875%	03/15/23	496	480,192
Pisces Midco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000%	04/15/26	1,400	1,346,520
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	750	809,063
TopBuild Corp., Gtd. Notes, 144A	5.625%	05/01/26	1,550	1,488,000
Tutor Perini Corp., Gtd. Notes, 144A(a)	6.875%	05/01/25	970	971,213

				8,366,967

Entertainment — 3.1%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%	06/15/25	843	826,138
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%	02/15/22	48	48,839
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26	3,005	2,892,313
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	6.125%	05/15/27	241	233,769
Boyne USA, Inc., Sec’d. Notes, 144A	7.250%	05/01/25	547	570,248
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25	1,975	1,868,844
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%	03/15/22	294	299,233

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24	135	$136,349
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%		05/30/20	635	419,230
Churchill Downs, Inc., Gtd. Notes, 144A	4.750%		01/15/28	895	827,875
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	311	304,741
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%		02/15/23	804	820,080
Eldorado Resorts, Inc., Gtd. Notes(a)	6.000%		04/01/25	847	848,059
Eldorado Resorts, Inc., Gtd. Notes	7.000%		08/01/23	410	430,500
Gateway Casinos & Entertainment Ltd. (Canada), Sec’d. Notes, 144A	8.250%		03/01/24	547	577,085
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250%		06/01/25	272	272,000
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%		02/15/25	1,655	1,708,788
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%		02/01/24	725	757,625
Live Nation Entertainment, Inc., Gtd. Notes, 144A	4.875%		11/01/24	141	136,418
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22	600	608,250
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%		08/15/26	1,790	1,633,375
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%		01/15/27	450	424,125
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%		05/01/24	1,250	1,297,688
Scientific Games International, Inc., Gtd. Notes	6.625%		05/15/21	2,225	2,252,813
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22	4,075	4,347,903
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000%		10/15/25	689	656,273
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%		07/31/24	354	344,708
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada), Sr. Unsec’d. Notes, 144A	7.000%		07/15/26	476	480,760
WMG Acquisition Corp., Gtd. Notes, 144A	5.500%		04/15/26	550	545,188
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.875%		11/01/24	71	69,225
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.000%		08/01/23	479	476,605

					27,115,047

Environmental Control — 0.0%
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		03/01/24	230	226,550
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		07/01/25	85	82,025

					308,575

Foods — 2.7%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC, Gtd. Notes	5.750%		03/15/25	2,975	2,632,874
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC, Gtd. Notes(a)	6.625%		06/15/24	2,652	2,503,753
Albertsons Cos., Inc., Sr. Sec’d. Notes, 3 Month LIBOR + 3.750%, 144A	6.085%	(c)	01/15/24	1,369	1,372,423
B&G Foods, Inc., Gtd. Notes(a)	4.625%		06/01/21	175	172,375
B&G Foods, Inc., Gtd. Notes(a)	5.250%		04/01/25	1,405	1,324,213
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	7.250%		06/15/25	607	600,930
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%		06/15/25	3,182	2,959,260
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%		07/15/24	2,466	2,355,055

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Foods (continued)
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	6.750%	02/15/28	695	$656,567
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	2,340	2,363,400
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	297	299,970
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500%	06/01/26	625	603,125
New Albertsons LP, Sr. Unsec’d. Notes	8.000%	05/01/31	155	127,099
New Albertsons LP, Sr. Unsec’d. Notes(a)	8.700%	05/01/30	990	863,775
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	970	931,200
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes, 144A	5.875%	09/30/27	2,048	1,899,521
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	6.750%	06/01/21	863	877,844
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	1,339	1,375,823

				23,919,207

Forest Products & Paper — 0.1%
Clearwater Paper Corp., Gtd. Notes, 144A(a)	5.375%	02/01/25	781	707,781

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	823	797,282
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	925	909,969
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	238	226,099
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.875%	08/20/26	998	973,050
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	07/15/26	1,175	1,183,813

				4,090,213

Healthcare – Products — 0.3%
Hologic, Inc., Gtd. Notes, 144A	4.375%	10/15/25	239	228,245
Hologic, Inc., Gtd. Notes, 144A	4.625%	02/01/28	111	104,340
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	2,435	1,948,000
Teleflex, Inc., Gtd. Notes	4.875%	06/01/26	335	328,300

				2,608,885

Healthcare – Services — 5.1%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	1,750	1,763,125
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	263,608
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	469	480,725
Centene Corp., Sr. Unsec’d. Notes(a)	4.750%	01/15/25	340	338,299
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	305	311,443
Centene Corp., Sr. Unsec’d. Notes(a)	6.125%	02/15/24	645	679,669
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	8,685	4,429,348
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125%	06/30/24	2,233	1,840,830
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	603	557,775
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	553	506,686
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	8.625%	01/15/24	614	615,535

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare – Services (continued)
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	360	$338,850
DaVita, Inc., Gtd. Notes(a)	5.125%	07/15/24	564	547,080
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	225	228,798
Encompass Health Corp., Gtd. Notes	5.125%	03/15/23	425	425,000
Envision Healthcare Corp., Gtd. Notes(a)	5.625%	07/15/22	184	186,415
Envision Healthcare Corp., Gtd. Notes, 144A(a)	5.125%	07/01/22	900	907,875
Envision Healthcare Corp., Gtd. Notes, 144A(a)	6.250%	12/01/24	326	347,190
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500%	05/01/26	625	607,813
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	660	684,750
HCA, Inc., Gtd. Notes	5.375%	02/01/25	5,697	5,609,836
HCA, Inc., Gtd. Notes	5.875%	05/01/23	1,090	1,130,875
HCA, Inc., Gtd. Notes	5.875%	02/15/26	1,660	1,674,525
HCA, Inc., Gtd. Notes	7.500%	02/15/22	880	957,000
HCA, Inc., Gtd. Notes	7.500%	12/15/23	750	804,375
HCA, Inc., Sr. Sec’d. Notes(a)	4.250%	10/15/19	490	493,675
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	350	321,125
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	1,138	1,166,450
Polaris Intermediate Corp., Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A	8.500%	12/01/22	630	649,688
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	1,175	1,191,009
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	6.750%	07/01/25	950	901,313
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	625	642,969
Tenet Healthcare Corp., First Lien	6.000%	10/01/20	200	205,500
Tenet Healthcare Corp., Sec’d. Notes, 144A	5.125%	05/01/25	1,127	1,071,354
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	125	122,969
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	465	460,350
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	4.625%	07/15/24	751	711,347
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	247	252,558
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,506	2,493,470
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	5,911	6,180,069
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	782	776,135
WellCare Health Plans, Inc., Sr. Unsec’d. Notes(a)	5.250%	04/01/25	449	446,755

				44,324,161

Home Builders — 2.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	1,350	1,282,499
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	525	542,063
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	1,400	1,336,999
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	66	67,485
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	600	599,999
Lennar Corp., Gtd. Notes	4.500%	04/30/24	320	308,416
Lennar Corp., Gtd. Notes	4.750%	05/30/25	825	798,188
Lennar Corp., Gtd. Notes	4.750%	11/29/27	1,085	1,017,513
Lennar Corp., Gtd. Notes	5.250%	06/01/26	275	269,500
Lennar Corp., Gtd. Notes(a)	5.875%	11/15/24	486	502,959
LGI Homes, Inc., Gtd. Notes, 144A	6.875%	07/15/26	370	369,075
M/I Homes, Inc., Gtd. Notes	5.625%	08/01/25	450	420,750
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	900	927,936
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A.	6.500%	10/01/25	1,463	1,434,559

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Home Builders (continued)
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	500	$506,800
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	975	906,750
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,900	1,923,750
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	1,055	1,085,152
PulteGroup, Inc., Gtd. Notes(a)	5.000%	01/15/27	1,975	1,876,250
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	675	671,625
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	225	220,077
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	1,150	1,144,250
Toll Brothers Finance Corp., Gtd. Notes	4.350%	02/15/28	35	31,281
Toll Brothers Finance Corp., Gtd. Notes(a)	5.625%	01/15/24	260	267,800
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	1,200	1,135,500
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,675	1,706,406

				21,353,582

Home Furnishings — 0.3%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	1,925	1,862,438
Tempur Sealy International, Inc., Gtd. Notes	5.625%	10/15/23	822	823,028

				2,685,466

Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A	9.000%	08/15/23	349	314,100
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	1,045	1,031,938

				1,346,038

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250%	12/15/26	750	718,125

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares, First Lien^(d)	—%	10/15/99	500	—

Insurance — 0.7%
AmWINS Group, Inc., Gtd. Notes, 144A	7.750%	07/01/26	624	633,359
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	479	475,408
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.500%	05/01/25	246	239,850
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/07/87	285	336,300
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%	10/01/24	109	105,185
Radian Group, Inc., Sr. Unsec’d. Notes	7.000%	03/15/21	211	223,660
Wand Merger Corp., Sr. Unsec’d. Notes, 144A	9.125%	07/15/26	4,025	4,065,250

				6,079,012

Internet — 0.4%
Netflix, Inc., Sr. Unsec’d. Notes	4.375%	11/15/26	177	165,460
Netflix, Inc., Sr. Unsec’d. Notes, 144A	4.875%	04/15/28	495	471,819
Netflix, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	11/15/28	313	316,036
Symantec Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	04/15/25	530	513,451
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	320	325,600
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	1,562	1,534,665

				3,327,031

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Iron/Steel — 1.1%
AK Steel Corp., Gtd. Notes	6.375%	10/15/25	755	$702,148
AK Steel Corp., Gtd. Notes(a)	7.000%	03/15/27	947	899,648
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	193	201,203
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.500%	03/01/21	76	79,191
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%	06/01/25	760	818,899
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.250%	02/25/22	442	470,173
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.750%	03/01/41	98	110,634
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.000%	10/15/39	177	203,231
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada), Sr. Sec’d. Notes, 144A	8.750%	07/15/26	825	826,073
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	7.250%	09/01/25	160	164,415
Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750%	03/01/25	2,159	2,045,653
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	207	202,405
Commercial Metals Co., Sr. Unsec’d. Notes	5.375%	07/15/27	181	171,950
Steel Dynamics, Inc., Gtd. Notes	4.125%	09/15/25	145	139,019
Steel Dynamics, Inc., Gtd. Notes	5.000%	12/15/26	245	245,000
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	320	322,800
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	140	142,625
United States Steel Corp., Sr. Unsec’d. Notes(a)	6.250%	03/15/26	1,450	1,430,078
United States Steel Corp., Sr. Unsec’d. Notes	6.875%	08/15/25	89	89,530

				9,264,675

Leisure Time — 0.2%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	1,025	1,107,103
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	200	196,000
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000%	02/15/28	322	304,197

				1,607,300

Lodging — 0.8%
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26	200	202,499
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	427	447,283
Boyd Gaming Corp., Gtd. Notes, 144A	6.000%	08/15/26	937	927,628
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.250%	09/01/24	179	170,050
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.125%	05/01/26	166	163,095
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes	6.125%	12/01/24	75	76,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.625%	04/01/25	231	225,225
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27	23	22,195
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	825	831,699
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	1,325	1,434,313
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	1,145	1,179,350
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	894,450
Station Casinos LLC, Gtd. Notes, 144A	5.000%	10/01/25	341	320,540
Wyndham Destinations, Inc., Sr. Sec’d. Notes	4.150%	04/01/24	144	141,660
Wyndham Destinations, Inc., Sr. Sec’d. Notes	4.500%	04/01/27	139	135,178
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.100%	10/01/25	62	63,473

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Lodging (continued)
Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.375%	04/15/26	128	$127,040

				7,362,178

Machinery – Construction & Mining — 0.3%
Terex Corp., Gtd. Notes, 144A	5.625%	02/01/25	323	321,385
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A(a)	9.250%	10/15/24	2,117	2,074,660

				2,396,045

Machinery – Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	1,006	1,026,118
Cloud Crane LLC, Sec’d. Notes, 144A(a)	10.125%	08/01/24	1,575	1,693,125
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875%	12/15/25	725	681,500
Tennant Co., Gtd. Notes	5.625%	05/01/25	500	496,250

				3,896,993

Media — 9.4%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.625%	02/15/23	700	689,849
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	470	454,583
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	1,966	1,972,979
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	289	280,691
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	6,512	6,366,783
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.625%	02/15/25	275	252,999
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	05/15/22	820	793,349
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	935	930,325
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	780	752,699
AMC Networks, Inc., Gtd. Notes(a)	4.750%	08/01/25	868	834,373
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	245	241,325
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/25	775	773,063
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000%	04/15/20	897	941,581
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	825	816,494
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	3,249	2,972,834
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	449	420,096
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	690	669,093
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	1,511	1,484,558
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,371	2,376,927
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	2,400	2,342,999
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,050	3,030,938

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	1,710	$1,699,501
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.500%	04/01/28	3,535	3,578,126
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	3,846	4,019,069
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,914	1,942,709
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	408	416,159
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	4,320	4,294,253
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	2,455	2,436,588
CSC Holdings LLC, Gtd. Notes, 144A	5.375%	02/01/28	1,725	1,595,624
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	04/15/27	817	780,235
CSC Holdings LLC, Gtd. Notes, 144A	6.625%	10/15/25	400	409,500
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	5.250%	06/01/24	175	165,375
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	267	279,683
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	161	165,629
DISH DBS Corp., Gtd. Notes(a)	5.000%	03/15/23	736	638,480
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	179	168,260
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	1,122	949,492
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	1,503	1,504,879
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	9,285	8,135,982
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	169	158,438
Gray Television, Inc., Gtd. Notes, 144A	5.125%	10/15/24	505	483,386
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	2,002	1,904,403
iHeartCommunications, Inc., Sr. Sec’d. Notes(d)	9.000%	12/15/19	188	142,410
Meredith Corp., Gtd. Notes, 144A(a)	6.875%	02/01/26	1,200	1,183,500
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,365	1,320,638
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	1,198	1,221,960
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625%	02/15/25	150	137,250
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/23	1,500	1,440,000
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	447	411,240
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	227	225,298
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	578	562,105
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	315	307,125
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.000%	08/01/27	438	410,078
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	04/15/25	325	320,531
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24	165	168,094
TEGNA, Inc., Gtd. Notes(a)	6.375%	10/15/23	205	210,638
TEGNA, Inc., Gtd. Notes, 144A(a)	5.500%	09/15/24	255	255,000
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	1,450	1,463,413
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	310	319,300
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	325	312,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25	1,827	1,687,692

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/28	240	$216,000
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	955	907,346
Viacom, Inc., Jr. Sub. Notes(a)	5.875%	02/28/57	399	377,055
Viacom, Inc., Jr. Sub. Notes	6.250%	02/28/57	237	224,558
Viacom, Inc., Sr. Unsec’d. Notes	4.375%	03/15/43	175	146,833
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	445	455,569
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	198	185,625
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	400,000
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	850	785,188
Ziggo BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/27	1,035	966,794

				81,887,549

Metal Fabricate/Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A(a)	5.875%	09/30/26	1,750	1,675,625
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	595	595,000
TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	500	475,000
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	1,810	1,981,950

				4,727,575

Mining — 2.1%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	537	566,315
Coeur Mining, Inc., Gtd. Notes	5.875%	06/01/24	23	22,195
Constellium NV, Gtd. Notes, 144A	5.875%	02/15/26	950	916,749
Constellium NV, Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	1,848	1,861,860
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500%	03/01/24	1,210	1,167,650
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500%	04/01/25	1,100	1,085,590
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%	05/15/22	276	266,340
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	5.125%	05/15/24	279	265,399
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	65	61,750
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	1,190	1,124,550
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	498	485,550
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%	11/14/24	220	209,000
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	83,490
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	663	581,584
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	593	599,280
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.250%	01/15/23	210	216,300
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	1,800	1,835,460
International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	1,352	1,270,880
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	265	270,300
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	1,800	1,818,000
Northwest Acquisitions ULC/Dominion Finco, Inc., Sec’d. Notes, 144A	7.125%	11/01/22	164	163,590
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	2,554	2,559,338
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	380	341,050
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	310	301,475

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Mining (continued)
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	10/01/35	340	$342,550

				18,416,245

Miscellaneous Manufacturing — 0.3%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875%	11/01/24	1,739	1,699,873
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(a)	6.000%	07/15/22	793	802,913
Koppers, Inc., Gtd. Notes, 144A	6.000%	02/15/25	318	318,000

				2,820,786

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/23	320	320,287

Oil & Gas — 8.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24	1,375	1,455,781
Antero Resources Corp., Gtd. Notes	5.000%	03/01/25	375	373,125
Antero Resources Corp., Gtd. Notes(a)	5.125%	12/01/22	251	251,628
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	1,100	1,113,749
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	1,075	1,088,438
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000%	04/01/22	3,207	3,527,699
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.875%	02/24/22	778	801,339
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	96,749
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	109	102,188
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	247	224,153
Callon Petroleum Co., Gtd. Notes	6.125%	10/01/24	368	372,599
Callon Petroleum Co., Gtd. Notes, 144A	6.375%	07/01/26	97	97,243
Carrizo Oil & Gas, Inc., Gtd. Notes(a)	6.250%	04/15/23	318	321,975
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375%	01/15/26	850	826,625
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	96	90,719
Chesapeake Energy Corp., Gtd. Notes(a)	8.000%	01/15/25	220	224,059
Chesapeake Energy Corp., Gtd. Notes(a)	8.000%	06/15/27	3,545	3,607,038
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	3,475	3,696,531
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	353	351,341
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	3,325	3,342,257
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	209	222,261
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	1,700	1,640,500
Denbury Resources, Inc., Gtd. Notes(a)	5.500%	05/01/22	155	142,600
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000%	05/15/21	875	925,050
Denbury Resources, Inc., Sec’d. Notes, 144A	9.250%	03/31/22	86	91,160
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875%	08/15/25	331	342,999
Diamondback Energy, Inc., Gtd. Notes(a)	5.375%	05/31/25	925	925,000
Diamondback Energy, Inc., Gtd. Notes, 144A	5.375%	05/31/25	600	598,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28	1,100	1,072,500
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	157	129,329
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	326	270,580
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	39	27,641
Ensco PLC, Sr. Unsec’d. Notes	7.750%	02/01/26	2,202	2,080,230

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	271	$267,613
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes, 144A(a)	9.375%	05/01/24	1,284	1,052,880
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A	7.750%	05/15/26	593	606,343
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A(a)	8.000%	11/29/24	708	715,080
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625%	02/01/26	1,900	1,819,364
Extraction Oil & Gas, Inc., Gtd. Notes, 144A(a)	7.375%	05/15/24	1,465	1,534,588
Gulfport Energy Corp., Gtd. Notes(a)	6.000%	10/15/24	738	710,325
Gulfport Energy Corp., Gtd. Notes	6.375%	05/15/25	71	69,048
Gulfport Energy Corp., Gtd. Notes	6.375%	01/15/26	152	145,920
Halcon Resources Corp., Gtd. Notes(a)	6.750%	02/15/25	1,525	1,425,875
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	735	712,950
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	5.750%	10/01/25	1,475	1,471,313
Jones Energy Holdings LLC/Jones Energy Finance Corp., Sr. Sec’d. Notes, 144A	9.250%	03/15/23	700	700,000
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.500%	10/01/22	255	104,550
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	3,302	3,070,860
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,217	1,134,853
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	345	344,138
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23	50	47,110
Nabors Industries, Inc., Gtd. Notes	5.500%	01/15/23	163	156,888
Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.750%	02/01/25	1,516	1,432,620
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26	1,100	1,124,750
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	5.250%	03/15/42	97	66,930
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	6.200%	08/01/40	232	167,040
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	266	252,035
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	7.950%	04/01/25	196	182,280
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	8.950%	04/01/45	78	71,175
Noble Holding International Ltd. (United Kingdom), Gtd. Notes, 144A	7.875%	02/01/26	563	579,890
Oasis Petroleum, Inc., Gtd. Notes	6.875%	03/15/22	157	159,702
Oasis Petroleum, Inc., Gtd. Notes, 144A	6.250%	05/01/26	98	98,980
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.375%	01/15/25	63	62,528
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	7.000%	11/15/23	200	207,000
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.250%	06/15/25	425	446,781
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	117	110,565
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	360	367,142
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125%	01/15/26	1,135	1,165,645
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	97	94,818
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	160	162,800
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.625%	03/01/26	500	478,750

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	100	$93,750
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	375	362,813
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	2,640	2,673,000
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	54	46,575
Rowan Cos., Inc., Gtd. Notes(a)	7.375%	06/15/25	559	540,833
Sanchez Energy Corp., Gtd. Notes	6.125%	01/15/23	123	83,640
Sanchez Energy Corp., Gtd. Notes(a)	7.750%	06/15/21	354	301,785
Sanchez Energy Corp., Sr. Sec’d. Notes, 144A(a)	7.250%	02/15/23	132	130,680
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25	1,375	1,321,719
Shelf Drilling Holdings Ltd. (United Arab Emirates), Gtd. Notes, 144A	8.250%	02/15/25	919	925,893
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	337	318,886
Southwestern Energy Co., Gtd. Notes(a)	6.700%	01/23/25	439	429,671
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875%	01/15/23	1,272	1,221,120
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	02/15/26	1,247	1,181,533
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.875%	03/15/28	89	83,912
Talos Production LLC/Talos Production Finance, Inc., Sec’d. Notes, 144A	11.000%	04/03/22	65	67,790
Transocean Guardian Ltd., Sr. Sec’d. Notes, 144A	5.875%	01/15/24	256	255,040
Transocean, Inc., Gtd. Notes	6.800%	03/15/38	577	468,813
Transocean, Inc., Gtd. Notes(a)	7.500%	04/15/31	420	389,550
Transocean, Inc., Gtd. Notes	9.350%	12/15/41	460	457,700
Transocean, Inc., Gtd. Notes, 144A	7.500%	01/15/26	2,241	2,276,016
Transocean, Inc., Gtd. Notes, 144A	9.000%	07/15/23	636	684,495
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	6.625%	02/15/25	224	215,600
Tullow Oil PLC (Ghana), Sr. Unsec’d. Notes, 144A	7.000%	03/01/25	579	547,879
Ultra Resources, Inc., Gtd. Notes, 144A(a)	6.875%	04/15/22	1,673	1,267,298
Ultra Resources, Inc., Gtd. Notes, 144A(a)	7.125%	04/15/25	536	376,540
Whiting Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	6.625%	01/15/26	249	256,470
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/01/26	648	646,180
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	1,050	1,092,000
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	900	1,019,250

				73,491,146

Oil & Gas Exploration & Production — 0.0%
Penn VA Corp., Escrow Shares, Sr. Unsec’d. Notes^(d)	—%	04/15/19	135	169
Penn VA Corp., Escrow Shares, Sr. Unsec’d. Notes^(d)	—%	05/01/20	610	763

				932

Oil & Gas Services — 0.7%
Apergy Corp., Gtd. Notes, 144A	6.375%	05/01/26	55	55,894
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	247	192,043
Calfrac Holdings LP (Canada), Sr. Unsec’d. Notes, 144A	8.500%	06/15/26	164	163,179
CSI Compressco LP/CSI Compressco Finance, Inc., Gtd. Notes(a)	7.250%	08/15/22	349	319,335
CSI Compressco LP/CSI Compressco Finance, Inc., Sr. Sec’d. Notes, 144A	7.500%	04/01/25	160	160,599

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas Services (continued)
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.250%	05/15/21	483	$467,303
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.875%	04/01/22	469	484,707
Telford Offshore Ltd. (Cayman Islands), Sr. Sec’d. Notes, Cash coupon 1.000% or PIK 13.000%	1.000%	02/12/24	470	366,915
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%	12/01/24	250	252,399
USA Compression Partners LP/USA Compression Finance Corp., Sr. Unsec’d. Notes, 144A	6.875%	04/01/26	333	344,655
Weatherford International LLC, Gtd. Notes	6.800%	06/15/37	2	1,600
Weatherford International LLC, Gtd. Notes, 144A(a)	9.875%	03/01/25	1,665	1,673,325
Weatherford International Ltd., Gtd. Notes	5.950%	04/15/42	476	355,810
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	195	152,588
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	141	111,743
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	19	15,153
Weatherford International Ltd., Gtd. Notes(a)	8.250%	06/15/23	251	249,015
Weatherford International Ltd., Gtd. Notes	9.875%	02/15/24	350	353,388

				5,719,651

Packaging & Containers — 1.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	2,600	2,606,499
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, Cash coupon 8.750% or PIK 8.750%, 144A	8.750%	01/31/23	600	610,499
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	800	778,999
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	2,325	2,417,998
Ball Corp., Gtd. Notes	5.000%	03/15/22	275	282,906
Ball Corp., Gtd. Notes	5.250%	07/01/25	116	118,319
Berry Global, Inc., Sec’d. Notes	5.125%	07/15/23	385	381,631
BWAY Holding Co., Sr. Sec’d. Notes, 144A	5.500%	04/15/24	210	204,749
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes, 144A	4.750%	02/01/26	81	76,950
Flex Acquisition Co., Inc., Sr. Unsec’d. Notes, 144A	6.875%	01/15/25	142	136,675
OI European Group BV, Gtd. Notes, 144A	4.000%	03/15/23	260	242,450
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.375%	01/15/25	600	585,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	114	116,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A(a)	7.000%	07/15/24	1,100	1,123,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	5.750%	10/15/20	780	783,057
Sealed Air Corp., Gtd. Notes, 144A	5.125%	12/01/24	385	387,888

				10,853,845

Pharmaceuticals — 1.7%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	1,866	1,534,786
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	661	515,580

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%	01/15/22	1,764	$1,578,780
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	1,050	840,000
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	439	403,880
NVA Holdings, Inc., Gtd. Notes, 144A	6.875%	04/01/26	1,455	1,445,907
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	371	345,030
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	272,499
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	3,351	3,147,846
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	1,500	1,523,438
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.000%	12/15/25	610	632,082
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.250%	04/01/26	369	383,299
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	5.500%	11/01/25	426	419,823
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	159	164,565
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	405	424,622
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	8.500%	01/31/27	217	219,713
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	1,125	1,240,313

				15,092,163

Pipelines — 3.3%
Andeavor Logistics LP, Jr. Sub. Notes	6.875%	12/31/49	421	416,789
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	700	705,249
Buckeye Partners LP, Jr. Sub. Notes(a)	6.375%	01/22/78	361	322,055
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes(a)	5.875%	03/31/25	771	801,839
Cheniere Energy Partners LP, Sr. Sec’d. Notes, 144A(a)	5.250%	10/01/25	235	229,231
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500%	03/15/26	880	855,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes(a)	5.750%	04/01/25	431	430,461
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%	04/01/23	70	71,225
DCP Midstream LP, Jr. Sub. Notes	7.375%	06/15/99	405	387,788
DCP Midstream Operating LP, Gtd. Notes	3.875%	03/15/23	688	664,780
DCP Midstream Operating LP, Gtd. Notes	4.950%	04/01/22	63	63,709
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	800	755,000
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	900	947,250
DCP Midstream Operating LP, Gtd. Notes, 144A	6.750%	09/15/37	390	413,400
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes	6.750%	05/15/25	710	710,000
Energy Transfer Equity LP, Sr. Sec’d. Notes	4.250%	03/15/23	271	261,518
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	865	886,625
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	1,225	1,306,156
Energy Transfer Partners LP, Jr. Sub. Notes	6.625%	02/15/28	180	164,250
EnLink Midstream Partners LP, Jr. Sub. Notes	6.000%	12/15/22	421	359,823

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
Enterprise Products Operating LLC, Gtd. Notes	5.375%	02/15/78	242	$220,604
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	214	200,090
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	381	373,856
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	125	126,250
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%	08/01/24	374	377,740
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	580	572,750
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27	1,220	1,204,750
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%	12/15/37	1,200	1,410,000
NuStar Logistics LP, Gtd. Notes(a)	5.625%	04/28/27	460	445,050
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%	05/15/23	226	227,978
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	3,025	3,448,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500%	07/15/38	350	413,000
SemGroup Corp., Gtd. Notes(a)	7.250%	03/15/26	435	426,300
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	07/15/22	140	135,800
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	331	311,968
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes(a)	5.500%	08/15/22	293	287,873
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.750%	04/15/25	336	319,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	1,490	1,519,800
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500%	01/15/28	2,275	2,235,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	66	63,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	99	97,763
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	649	649,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	1,500	1,575,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	5.000%	01/15/28	245	227,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.875%	04/15/26	147	148,103
TransMontaigne Partners LP/TLP Finance Corp., Gtd. Notes	6.125%	02/15/26	213	215,130
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	285	275,738
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.550%	06/24/24	50	50,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	290	299,788
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	40	47,574
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%	06/15/31	283	339,934

				28,998,885

Private Equity — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	761	761,951

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Private Equity (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.250%	02/01/22	203	$207,060
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.375%	12/15/25	607	607,759
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.750%	02/01/24	166	167,245

				1,744,015

Real Estate — 0.9%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	1,995	2,104,725
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	1,425	1,451,719
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	1,275	1,236,750
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26	1,825	1,701,813
Kennedy-Wilson, Inc., Gtd. Notes, 144A	5.875%	04/01/24	243	235,710
WeWork Cos., Inc., Gtd. Notes, 144A(a)	7.875%	05/01/25	875	837,813

				7,568,530

Real Estate Investment Trusts (REITs) — 0.9%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	5.000%	03/15/24	361	361,000
Equinix, Inc., Sr. Unsec’d. Notes(a)	5.375%	05/15/27	935	932,663
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	249	252,237
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	573	552,945
Iron Mountain, Inc., Gtd. Notes(a)	5.750%	08/15/24	690	676,200
Iron Mountain, Inc., Gtd. Notes, 144A	4.875%	09/15/27	348	320,595
Iron Mountain, Inc., Gtd. Notes, 144A(a)	5.250%	03/15/28	264	244,306
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	01/15/28	1,500	1,361,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27	950	907,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	1,050	1,029,000
Sabra Health Care LP, Gtd. Notes	5.125%	08/15/26	425	406,098
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	09/01/24	400	382,616
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.000%	10/01/22	326	311,738
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/23	330	318,244

				8,056,142

Retail — 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.250%	05/15/24	510	483,225
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	500	516,249
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	900	868,499
CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	2,575	2,265,999
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%	03/15/20	318	198,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%	03/15/19	1,057	665,910
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	153	154,913
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	06/15/23	400	348,000

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/21	750	$688,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%	01/15/22	1,000	905,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	750	721,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	575	553,438
Golden Nugget, Inc., Gtd. Notes, 144A(a)	8.750%	10/01/25	2,200	2,259,862
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	3,196	3,196,576
IRB Holding Corp., Gtd. Notes, 144A(a)	6.750%	02/15/26	673	642,715
JC Penney Corp., Inc., Sec’d. Notes, 144A	8.625%	03/15/25	192	162,720
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	4.750%	06/01/27	465	439,425
L Brands, Inc., Gtd. Notes(a)	5.250%	02/01/28	575	511,031
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	4,325	3,806,000
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	1,042	689,023
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.125%	08/15/23	165	165,825
Penske Automotive Group, Inc., Gtd. Notes	5.500%	05/15/26	907	888,860
PetSmart, Inc., Gtd. Notes, 144A	7.125%	03/15/23	3,443	2,311,286
PetSmart, Inc., Gtd. Notes, 144A(a)	8.875%	06/01/25	499	328,093
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875%	06/01/25	1,852	1,426,226
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250%	06/30/20	1,335	1,228,200
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	2,100	2,129,400
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	340,375
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,975	1,821,938
Staples, Inc., Gtd. Notes, 144A(a)	8.500%	09/15/25	1,530	1,426,725
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,525	1,479,250

				33,623,513

Semiconductors — 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	377	382,655
Qorvo, Inc., Gtd. Notes	7.000%	12/01/25	300	322,500
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	240	241,200
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	493	512,720

				1,459,075

Software — 2.4%
Camelot Finance SA, Sr. Unsec’d. Notes, 144A	7.875%	10/15/24	800	801,999
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A	12.000%	03/01/22	376	407,960
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A	12.000%	03/01/22	92	97,980
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	5,493	5,721,399
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	1,274	1,274,025
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, Gtd. Notes, 144A(a)	10.000%	11/30/24	1,005	1,121,706
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125%	05/01/21	4,762	4,773,906

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Software (continued)
Infor US, Inc., Gtd. Notes(a)	6.500%	05/15/22	578	$578,723
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	255	258,188
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	804	812,217
Nuance Communications, Inc., Gtd. Notes	5.625%	12/15/26	490	478,980
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	151	151,000
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	480	489,600
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	1,105	1,110,525
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	2,250	2,316,825
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	10.500%	03/01/24	575	638,612

				21,033,645

Telecommunications — 7.9%
Avaya, Inc., Escrow Shares, First Lien^(a)(d)	—%	04/01/19	1,282	128
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875%	09/15/27	925	886,844
CB Escrow Corp., Sr. Unsec’d. Notes, 144A	8.000%	10/15/25	236	220,069
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%	03/15/22	150	148,499
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21	2,320	2,385,354
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	6.750%	12/01/23	51	51,255
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	6.875%	01/15/28	800	735,999
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	7.500%	04/01/24	109	111,998
Cincinnati Bell, Inc., Gtd. Notes, 144A(a)	7.000%	07/15/24	693	632,363
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000%	03/15/27	337	317,201
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	478	488,158
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	392	393,960
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,725	1,302,375
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	2,150	1,784,500
DKT Finance ApS (Denmark), Sr. Sec’d. Notes, 144A	9.375%	06/17/23	1,000	1,011,250
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	3,125	2,949,219
Frontier Communications Corp., Sec’d. Notes, 144A(a)	8.500%	04/01/26	1,095	1,056,675
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	135	99,478
Frontier Communications Corp., Sr. Unsec’d. Notes	7.625%	04/15/24	20	13,798
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	366	332,145
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%	09/15/25	984	786,905
Goodman Networks, Inc., Sr. Sec’d. Notes	8.000%	05/11/22	431	292,953
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875%	12/31/24	2,555	2,529,450
Hughes Satellite Systems Corp., Gtd. Notes	6.625%	08/01/26	328	303,400
Hughes Satellite Systems Corp., Sr. Sec’d. Notes	5.250%	08/01/26	498	466,875
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%	10/01/24	285	285,713
Intelsat Connect Finance SA (Luxembourg), Gtd. Notes, 144A(a)	12.500%	04/01/22	387	382,046
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	1,587	1,423,856
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	715	711,425

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	1,105	$1,096,713
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	6,341	6,689,755
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	637	668,850
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	68	63,240
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	247	200,070
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5	4,900
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	882	838,870
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	509	498,566
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23	590	590,000
Nationstar Mortgage Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.250%	06/30/23	293	293,000
Nationstar Mortgage Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.250%	06/30/26	277	277,000
Nokia OYJ (Finland), Sr. Unsec’d. Notes	4.375%	06/12/27	270	253,800
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	229	238,733
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	2,315	2,419,175
Plantronics, Inc., Gtd. Notes, 144A	5.500%	05/31/23	350	350,175
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	260	232,138
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,090	2,958,675
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	3,316	3,548,120
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	639	651,780
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	843	835,624
Sprint Corp., Gtd. Notes	7.125%	06/15/24	2,823	2,850,073
Sprint Corp., Gtd. Notes	7.250%	09/15/21	759	789,360
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,527	3,597,575
Sprint Corp., Gtd. Notes	7.625%	03/01/26	550	561,000
Sprint Corp., Gtd. Notes	7.875%	09/15/23	3,402	3,527,449
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	—%	07/09/99	627	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	—%	07/09/99	590	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	—%	07/09/99	459	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	—%	07/09/99	251	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	—%	07/09/99	251	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	—%	07/09/99	208	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	—%	07/09/99	207	—
Telecom Italia Capital SA (Italy), Gtd. Notes	6.000%	09/30/34	391	372,623
Telecom Italia Capital SA (Italy), Gtd. Notes	6.375%	11/15/33	597	588,045
Telecom Italia Capital SA (Italy), Gtd. Notes	7.200%	07/18/36	174	180,247
Telecom Italia Capital SA (Italy), Gtd. Notes	7.721%	06/04/38	113	121,475
T-Mobile USA, Inc., Gtd. Notes	4.500%	02/01/26	251	234,371
T-Mobile USA, Inc., Gtd. Notes	4.750%	02/01/28	251	232,489
T-Mobile USA, Inc., Gtd. Notes(a)	5.125%	04/15/25	459	461,295
T-Mobile USA, Inc., Gtd. Notes	5.375%	04/15/27	207	201,308
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	215,280
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	616,550
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	627	646,594

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	1,425	$1,335,938
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000%	01/20/26	4,331	3,432,318
Windstream Services LLC/Windstream Finance Corp., Gtd. Notes, 144A	6.375%	08/01/23	415	244,850
Windstream Services LLC/Windstream Finance Corp., Gtd. Notes, 144A	8.750%	12/15/24	364	230,230
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	3,167	3,293,980

				68,546,125

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500%	05/01/25	450	449,438

Toys/Games/Hobbies — 0.1%
Mattel, Inc., Gtd. Notes, 144A(a)	6.750%	12/31/25	520	506,350
Mattel, Inc., Sr. Unsec’d. Notes(a)	3.150%	03/15/23	200	175,500

				681,850

Transportation — 0.4%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.000%	03/01/21	500	327,500
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	920	685,400
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	850	645,469
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.125%	09/01/23	150	153,938
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	1,403	1,434,568

				3,246,875

Trucking & Leasing — 0.9%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500%	01/15/23	2,365	2,359,087
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	315	305,550
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%	08/01/24	1,535	1,474,368
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	527	500,545
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	580	574,206
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	2,815	2,779,221

				7,992,977

TOTAL CORPORATE BONDS (cost $792,509,330)				770,240,854

			Shares
COMMON STOCKS — 0.6%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*^			2,148	17,678

Independent Power & Renewable Electricity Producers — 0.3%
Vistra Energy Corp.*(a)			119,844	2,835,510

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media — 0.0%
Mood Media Corp.*^	26,250	$5,250
Mood Media Corp.*^	21,428	4,286

		9,536

Oil & Gas Services — 0.0%
Telford Offshore Holdings Ltd.^	25,654	38,481

Oil, Gas & Consumable Fuels — 0.1%
Penn Virginia Corp.*	3,508	297,794
Penn Virginia Corp. NPV*	2,238	189,984
Ultra Petroleum Corp.*(a)	38,499	88,933

		576,711

Software — 0.1%
Avaya Holdings Corp.*(a)	55,052	1,105,444

Wireless Telecommunication Services — 0.1%
Goodman Networks, Inc.*^	27,103	—
NII Holdings, Inc.*(a)	90,376	352,466

		352,466

TOTAL COMMON STOCKS (cost $5,991,587)		4,935,826

PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	26,000	707,720

Insurance — 0.1%
XLIT Ltd. (Bermuda), Series D, 5.468%	1,014	1,029,209

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	32,246	107,379

TOTAL PREFERRED STOCKS (cost $1,598,748)		1,844,308

	Units
RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^ (cost $0)	179,373	105,830

WARRANTS* — 0.0%
Specialty Retail
Nebraska Book Holdings, Inc., expiring 06/29/19^	5,983	—
Nebraska Book Holdings, Inc., expiring 06/29/19^	2,792	—

		—

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $872,752,166)		849,301,672

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SHORT-TERM INVESTMENTS — 24.2%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	16,315,075	$16,315,075
PGIM Institutional Money Market Fund (cost $194,119,520; includes $193,781,683 of cash collateral for securities on loan)(b)(w)	194,117,375	194,136,786

TOTAL SHORT-TERM INVESTMENTS (cost $210,434,595)		210,451,861

TOTAL INVESTMENTS — 121.9% (cost $1,083,186,761)		1,059,753,533
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (21.9)%.		(190,292,507)

NET ASSETS — 100.0%		$869,461,026

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $303,714 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,226,899; cash collateral of $193,781,683 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(p)	Interest rate not available as of June 30, 2018.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
106	2 Year U.S. Treasury Notes	Sep. 2018	$22,453,781	$43,656
52	5 Year U.S. Treasury Notes	Sep. 2018	5,908,094	37,229
178	10 Year U.S. Treasury Notes	Sep. 2018	21,393,375	136,985
11	20 Year U.S. Treasury Bonds	Sep. 2018	1,595,000	48,492
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,914,750	71,394

				$337,756

Cash of $690,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$40,667,320	$—
Bank Loans	—	30,825,608	23,750
Convertible Bonds	—	658,176	—
Corporate Bonds	—	770,239,794	1,060
Common Stocks	4,680,147	189,984	65,695
Preferred Stocks	1,736,929	—	107,379
Rights	—	—	105,830
Warrants	—	—	—
Affiliated Mutual Funds	210,451,861	—	—
Other Financial Instruments*
Futures Contracts	337,756	—	—

Total	$217,206,693	$842,580,882	$303,714

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (22.3% represents investments purchased with collateral from securities on loan)	24.2%
Media	9.7
Oil & Gas	9.4
Telecommunications	8.1
Healthcare-Services	5.1
Collateralized Loan Obligations	4.7
Electric	4.3
Retail	3.9
Chemicals	3.6
Commercial Services	3.4
Pipelines	3.3
Entertainment	3.1
Foods	2.8
Software	2.7
Home Builders	2.5
Diversified Financial Services	2.2
Mining	2.1
Aerospace & Defense	2.1
Pharmaceuticals	1.7
Building Materials	1.7
Auto Parts & Equipment	1.5
Computers	1.4
Packaging & Containers	1.2
Iron/Steel	1.1
Banks	1.1
Engineering & Construction	1.0

Internet Software & Services	0.9%
Real Estate Investment Trusts (REITs)	0.9
Trucking & Leasing	0.9
Insurance	0.9
Real Estate	0.9
Lodging	0.8
Auto Manufacturers	0.8
Oil & Gas Services	0.7
Metal Fabricate/Hardware	0.5
Distribution/Wholesale	0.5
Miscellaneous Manufacturing	0.5
Gas	0.5
Machinery-Diversified	0.4
Internet	0.4
Transportation	0.4
Independent Power & Renewable Electricity Producers	0.3
Machinery-Construction & Mining	0.3
Home Furnishings	0.3
Healthcare-Products	0.3
Technology	0.3
Private Equity	0.2
Advertising	0.2
Leisure Time	0.2
Semiconductors	0.2
Household Products/Wares	0.2
Agriculture	0.2
Biotechnology	0.1
Energy-Alternate Sources	0.1
Electronics	0.1
Coal	0.1
Housewares	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Forest Products & Paper	0.1%
Capital Markets	0.1
Toys/Games/Hobbies	0.1
Airlines	0.1
Electrical Components & Equipment	0.1
Oil, Gas & Consumable Fuels	0.1
Wireless Telecommunication Services	0.1
Textiles	0.1
Office/Business Equipment	0.0	*
Cosmetics/Personal Care	0.0	*

Environmental Control	0.0	%*
Oil & Gas Exploration & Production	0.0	*
Specialty Retail	0.0	*

	121.9
Liabilities in excess of other assets	(21.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$105,830		—	$—
Interest rate contracts	Due from/to broker — variation margin futures	337,756	*	—	—

Total		$443,586			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures
Equity contracts	$(894)	$—
Interest rate contracts	—	(2,130,098)

Total	$(894)	$(2,130,098)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$(28,700)	$—
Interest rate contracts	—	464,170

Total	$(28,700)	$464,170

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$56,193,211

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$189,226,899	$(189,226,899)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $189,226,899:
Unaffiliated investments (cost $872,752,166)	$849,301,672
Affiliated investments (cost $210,434,595)	210,451,861
Cash	57,355
Foreign currency, at value (cost $95,372)	82,027
Deposit with broker for futures	690,000
Dividends and interest receivable	14,361,103
Receivable for investments sold	5,243,653
Receivable for portfolio shares sold	42,758
Prepaid expenses	1,285

Total Assets	1,080,231,714

LIABILITIES:
Payable to broker for collateral for securities on loan	193,781,683
Payable for investments purchased	16,166,171
Accrued expenses and other liabilities	333,484
Payable for portfolio shares repurchased	231,569
Management fees payable	222,620
Distribution fee payable	29,858
Due to broker-variation margin futures	4,938
Affiliated transfer agent fee payable	365

Total Liabilities	210,770,688

NET ASSETS	$869,461,026

Net assets were comprised of:
Partners Equity	$869,461,026

Net asset value and redemption price per share, $869,461,026 / 85,772,660 outstanding shares of beneficial interest	$10.14

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$30,537,603
Income from securities lending, net (including affiliated income of $526,085)	615,774
Affiliated dividend income	208,867
Unaffiliated dividend income	62,181
Miscellaneous income	9,145

31,433,570

EXPENSES
Management fees	2,581,372
Distribution fee	1,133,262
Custodian and accounting fees	123,744
Audit fee	25,885
Trustees’ fees	9,814
Shareholders’ reports	7,087
Legal fees and expenses	6,243
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	17,024

Total expenses	3,907,897

NET INVESTMENT INCOME (LOSS)	27,525,673

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,173))	(4,409,160)
Futures transactions	(2,130,098)
Foreign currency transactions	(579)

(6,539,837)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $27,952)	(15,849,182)
Futures	464,170
Foreign currencies	(1,673)

(15,386,685)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(21,926,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,599,151

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$27,525,673	$69,306,387
Net realized gain (loss) on investment and foreign currency transactions	(6,539,837)	12,907,330
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,386,685)	5,067,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,599,151	87,281,652

FUND SHARE TRANSACTIONS:
Fund share sold [4,701,996 and 7,171,933 shares, respectively]	47,549,561	70,248,987
Fund share repurchased [14,080,794 and 39,298,892 shares, respectively].	(141,607,373)	(391,829,920)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(94,057,812)	(321,580,933)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,458,661)	(234,299,281)
NET ASSETS:
Beginning of period	957,919,687	1,192,218,968

End of period	$869,461,026	$957,919,687

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.1% ASSET-BACKED SECURITIES — 11.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	578	$576,945
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	4,925,804
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	6,759	6,729,862
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	19,989	19,910,902
Santander Drive Auto Receivables Trust, Series 2018-2, Class C	3.350%		07/17/23	3,450	3,450,784

					35,594,297

Collateralized Loan Obligations — 6.6%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	3.618%	(c)	07/15/30	6,000	6,014,010
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.168%	(c)	01/15/27	7,000	6,955,078
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A	3.608%	(c)	07/16/29	3,750	3,759,206
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	5,000	4,989,160
Battalion CLO Ltd (Cayman Islands), Series 2018-12A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.400%	(c)	05/17/31	16,000	15,998,899
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.598%	(c)	10/15/30	3,750	3,755,324
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	2.524%	(c)	01/17/28	6,000	5,987,072
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.310%	(c)	04/17/31	10,000	9,961,911
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330%	(c)	04/24/31	5,000	4,991,308
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.225%	(c)	04/19/29	18,000	17,941,059
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	6,000	5,999,654
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539%	(c)	04/26/31	9,000	9,005,069
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.363%	(c)	02/05/31	1,000	1,001,068
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.390%	(c)	04/25/31	7,500	7,506,112

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	3.642%	(c)	10/23/29	3,500	$3,501,240
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.155%	(c)	01/18/28	5,000	4,966,687
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	8,000	7,999,956
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A	4.109%	(c)	04/20/28	4,750	4,750,000
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	5,000	4,998,263
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	7,000	6,965,790
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.612%	(c)	10/22/30	5,000	5,016,530
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.609%	(c)	10/30/30	3,500	3,503,176
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	3.629%	(c)	07/20/30	5,500	5,512,431
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362%	(c)	07/16/31	17,000	17,000,000
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.053%	(c)	11/14/29	250	250,794
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.020%, 144A	3.380%	(c)	07/25/26	4,250	4,249,263
Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	2.776%	(c)	04/20/31	10,000	10,007,821
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A	3.599%	(c)	07/20/30	4,250	4,260,840
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.513%	(c)	05/15/26	7,186	7,186,435
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.432%	(c)	01/26/31	4,000	3,991,239
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	3.653%	(c)	07/17/26	9,000	9,003,704
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	6,500	6,493,558
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.779%	(c)	10/20/28	6,000	6,005,710

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314%	(c)	04/25/31	6,000	$5,986,837
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	3.638%	(c)	04/15/30	2,000	2,015,498

					227,530,702

Consumer Loans — 0.0%
PNMAC FMSR ISSUER TRUST, Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A	4.441%	(c)	04/25/23	880	880,341

Home Equity Loans — 1.3%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2, 1 Month LIBOR + 0.600%	2.691%	(c)	07/25/34	8,700	8,591,635
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	2.731%	(c)	05/25/34	1,428	1,391,978
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	3.291%	(c)	10/25/33	2,098	2,066,231
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.791%	(c)	09/25/34	759	749,167
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.811%	(c)	12/25/34	2,360	2,329,047
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-HE3, Class A2, 1 Month LIBOR + 1.080%	3.171%	(c)	03/25/33	111	106,740
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.991%	(c)	05/25/34	3,604	3,597,803
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1, 1 Month LIBOR + 1.125%	3.216%	(c)	09/25/32	1,898	1,864,524
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 144A	3.500%	(cc)	12/25/57	21,016	20,873,437
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	3,631	3,660,168

					45,230,730

Residential Mortgage-Backed Securities — 2.7%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	3.051%	(c)	09/25/34	632	632,381
Countrywide Asset-Backed Certificates Trust, Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	2.871%	(c)	11/25/34	1,083	1,083,108
Countrywide Asset-Backed Certificates Trust, Series 2004-ECC2, Class M1, 1 Month LIBOR + 0.900%	2.991%	(c)	12/25/34	2,424	2,436,618
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	5.132%	(c)	12/26/46	18,534	18,956,363
LSFVT, Series 2018-1, 1 Month LIBOR + 2.000%^	3.982%	(c)	04/01/21	12,000	11,964,000

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (continued)
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750%	(cc)	01/25/61	7,237	$7,091,323
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 144A	3.250%	(cc)	05/25/62	15,817	15,723,718
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.991%	(c)	05/25/34	1,014	1,009,021
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%	(cc)	06/25/57	15,102	14,738,413
Towd Point Mortgage Trust, Series 2018-2, Class A1, 144A	3.250%	(cc)	03/25/58	8,553	8,464,865
Towd Point Mortgage Trust, Series 2018-3, Class A1, 144A	3.750%	(cc)	05/25/58	10,300	10,301,648

					92,401,458

TOTAL ASSET-BACKED SECURITIES (cost $398,343,915)					401,637,528

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60	9,500	9,168,970
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51	25,000	24,800,495
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	16,500	16,264,581
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	5,485	5,508,785
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,485,850
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	8,990	9,096,198
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,006,600
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	10,000	9,566,974
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	20,000	18,907,048
Cold Storage Trust, Series 2017-ICE3, Class A, 1 Month LIBOR + 1.000%, 144A	3.073%	(c)	04/15/36	18,000	18,067,315
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	9,533	9,341,920
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	4,922,611
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,707,796
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,418,420
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	2,600	2,604,386
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/48	5,000	5,032,238
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	6,190	6,254,054
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,749,925
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50	12,600	12,034,137
CSMC Trust, Series 2016-NXSR, Class A3	3.501%		12/15/49	5,500	5,404,861

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	(cc)	01/25/25	7,859	$7,688,941
Fannie Mae-Aces, Series 2015-M17, Class A2	3.036%	(cc)	11/25/25	9,800	9,598,396
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%	(cc)	07/25/26	8,325	7,735,029
Fannie Mae-Aces, Series 2018-M4, Class A2	3.144%	(cc)	03/25/28	10,325	9,987,992
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	2,993,958
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	1,054,734
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300%	(cc)	10/25/26	9,157	9,096,947
FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2	3.194%		07/25/27	24,765	24,358,772
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	18,063	18,067,859
FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2	3.600%		01/25/28	15,000	15,191,391
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	4,753,184
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(cc)	05/25/25	8,400	8,330,012
GS Mortgage Securities Trust, Series 2014-GC20, Class A5	3.998%		04/10/47	5,951	6,102,582
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,099,802
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,029	2,028,133
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	7,946,762
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A4A1	3.373%		11/15/47	1,500	1,489,501
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,097,143
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,384,868
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.109%		07/15/50	20,000	19,543,998
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	4,000	3,790,606
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	88	88,499
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	1,034	1,033,809
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	6,495	6,490,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	4,008,604
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4	3.249%		02/15/48	3,500	3,430,597
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4	3.753%		12/15/47	3,447	3,469,374
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	2,500	2,351,475
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	10,000	9,811,893
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	22,250	20,820,667

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4	3.679%	12/15/50	28,350	$28,045,515
UBS Commercial Mortgage Trust, Series 2018-C8, Class A3	3.720%	02/15/51	12,550	12,474,517
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	12,391	12,170,172
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%	06/15/48	9,808	9,714,423
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%	09/15/58	7,000	6,926,307
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	7,000	6,970,008
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	16,000	14,924,638
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	12,500	12,343,354
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	20,000	19,561,264
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	11,215	10,873,511

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $562,039,783)				547,193,077

CORPORATE BONDS — 40.5%
Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	3.375%	05/15/23	11,605	11,628,444

Agriculture — 0.5%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%	08/15/27	10,000	9,304,013
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,134,904
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	5,000	5,032,016

				17,470,933

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	1,298	1,373,670
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	01/12/21	150	152,887
Delta Air Lines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	6.200%	07/02/18	280	280,172

				1,806,729

Auto Manufacturers — 1.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%	05/19/25	3,295	3,182,846
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	16,530	16,114,932
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	3,385	3,663,678
General Motors Financial Co., Inc., Gtd. Notes(a)	4.300%	07/13/25	13,246	12,995,180

				35,956,636

Auto Parts & Equipment — 0.1%
Lear Corp., Sr. Unsec’d. Notes	5.250%	01/15/25	3,767	3,874,181

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks — 11.8%
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.459%	(c)	04/12/23	2,200	$2,197,301
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23	3,200	3,129,575
Bank of America Corp., Jr. Sub. Notes	6.100%		12/29/49	6,000	6,236,400
Bank of America Corp., Jr. Sub. Notes	6.300%		12/29/49	2,160	2,281,500
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	7,430	7,321,002
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%		07/21/28	3,390	3,236,558
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.970%		03/05/29	15,000	14,763,488
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	13,420	13,640,893
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	5,000	4,896,673
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	6,310	6,228,932
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	1,700	1,708,873
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	5,525	5,537,801
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.802%	(c)	04/13/21	1,600	1,602,976
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	3.100%		04/13/21	1,775	1,767,910
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	350	340,361
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%		05/16/29	15,740	15,593,877
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.200%		09/03/21	5,500	5,482,613
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	864,305
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/29/49	8,500	8,755,000
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	11,000	10,229,226
Citigroup, Inc., Sr. Unsec’d. Notes	3.520%		10/27/28	14,000	13,153,554
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	6,960	6,745,983
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	8,400	8,354,116
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,545	6,437,871
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/24/23	5,750	5,633,549
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.997%		12/14/23	10,695	10,231,330
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	3,500	3,446,829
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	3,250	3,015,616
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	2,100	2,052,707
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,758,296
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes.	5.375%		12/29/49	8,000	8,140,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	14,200	13,844,487
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.814%		04/23/29	12,000	11,413,652
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	240	230,479
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%		05/01/29	2,800	2,757,748
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	7,320	7,258,511
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	1,995	1,996,395
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	9,410	9,272,038
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583%		06/19/29	3,800	3,838,130

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	$4,727,990
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%		12/31/49	7,000	7,129,500
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829%	(c)	12/31/49	1,000	1,007,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	7,500	7,091,910
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%		01/23/29	15,000	14,211,822
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	15,695	15,636,093
JPMorgan Chase & Co., Sub. Notes(a)	4.250%		10/01/27	13,365	13,267,261
KeyCorp, Sr. Unsec’d. Notes, MTN	4.100%		04/30/28	8,700	8,630,804
Morgan Stanley, Jr. Sub. Notes	5.450%		12/31/49	8,000	8,105,040
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	3,200	3,203,628
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%		01/24/29	15,000	14,449,928
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	14,045	14,002,284
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	5,000	4,651,126
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%		07/22/38	760	704,198
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	9,700	9,567,620
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,165	1,169,448
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	910	943,331
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	1,120	1,119,516
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,035,952
SunTrust Banks, Inc., Sr. Unsec’d. Notes(a)	4.000%		05/01/25	12,080	12,137,565
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	9,005	8,942,073
US Bancorp, Sr. Unsec’d. Notes, MTN	2.375%		07/22/26	4,000	3,639,481
US Bancorp, Sr. Unsec’d. Notes, MTN	3.900%		04/26/28	11,060	11,222,022

					402,992,647

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%		04/13/28	17,850	17,808,540
Diageo Capital PLC (United Kingdom), Gtd. Notes	3.875%		05/18/28	7,205	7,265,441
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	4.057%		05/25/23	10,380	10,405,312

					35,479,293

Biotechnology — 1.3%
Amgen, Inc., Sr. Unsec’d. Notes(a)	2.600%		08/19/26	1,280	1,155,342
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	6,500	6,472,902
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	6,470	6,562,752
Biogen, Inc., Sr. Unsec’d. Notes	3.625%		09/15/22	5,625	5,616,067
Celgene Corp., Sr. Unsec’d. Notes	2.750%		02/15/23	325	310,457
Celgene Corp., Sr. Unsec’d. Notes	3.250%		08/15/22	7,315	7,170,834
Celgene Corp., Sr. Unsec’d. Notes	3.875%		08/15/25	12,500	12,164,534
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	5,500	5,510,516

					44,963,404

Building Materials — 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%		02/14/26	880	868,601
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24	640	645,800
USG Corp., Gtd. Notes, 144A	5.500%		03/01/25	5,000	5,137,500

					6,651,901

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Chemicals — 1.3%
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	1,877	$1,982,581
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	1,947,684
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	16,796	16,832,642
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	5,000	5,401,267
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,314,422
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	763,571
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,672	4,396,991
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	5,888,633
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.000%	12/15/26	5,000	4,849,503
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	805	820,858

				46,198,152

Commercial Services — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	5,950	5,616,911
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	260	259,956
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	2,445	2,407,102
Total System Services, Inc., Sr. Unsec’d. Notes	4.000%	06/01/23	2,910	2,916,146

				11,200,115

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	2.900%	09/12/27	8,916	8,402,171

Diversified Financial Services — 0.3%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,369,952
Ontario Teachers’ Finance Trust (Canada), Local
Gov’t. Gtd. Notes, 144A	2.750%	04/16/21	2,750	2,734,334
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650%	02/16/21	5,795	5,765,283

				10,869,569

Electric — 3.1%
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.950%	06/01/28	4,765	4,750,015
AEP Transmission Co. LLC, Sr. Unsec’d. Notes(a)	3.100%	12/01/26	2,485	2,377,603
Ameren Illinois Co., First Mortgage	3.800%	05/15/28	8,850	8,936,354
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	10,994,365
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,000	3,239,550
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	7,175	6,803,637
Duke Energy Florida LLC, First Mortgage(a)	3.800%	07/15/28	6,750	6,786,553
Duke Energy Progress LLC, First Mortgage(a)	3.250%	08/15/25	7,140	6,974,135
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	755,752
Florida Power & Light Co., First Mortgage	3.125%	12/01/25	13,148	12,828,598
Indiana Michigan Power Co., Sr. Unsec’d. Notes	3.850%	05/15/28	4,400	4,411,333
Kentucky Utilities Co., First Mortgage	3.300%	10/01/25	2,150	2,095,506
Louisville Gas & Electric Co., First Mortgage	3.300%	10/01/25	3,065	3,002,594
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,108,185
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	4,380	4,086,102
PacifiCorp, First Mortgage	3.350%	07/01/25	2,270	2,240,506
PSEG Power LLC, Gtd. Notes	3.850%	06/01/23	8,065	8,028,025
State Grid Overseas Investment 2013 Ltd. (China), Sr. Unsec’d. Notes	3.125%	05/22/23	2,000	1,950,360
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	4,945
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	3,400	3,256,949
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	3,900	3,744,059

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,115	$4,910,713

				107,285,839

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	1,790	1,810,138

Foods — 0.7%
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	3,000	3,030,000
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%	03/15/22	655	641,586
Kellogg Co., Sr. Unsec’d. Notes	4.300%	05/15/28	10,000	9,842,135
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	10,980	10,672,597

				24,186,318

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	2,320	2,100,086

Gas — 0.1%
Southern California Gas Co., First Mortgage	3.200%	06/15/25	3,300	3,233,858

Healthcare – Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	6,270	6,171,398
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	3,170	3,115,863
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	5,198	5,181,327
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,139,330

				21,607,918

Healthcare – Services — 2.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,141,081
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	7,315	7,186,153
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	9,975	9,721,053
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	4,701,522
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	2,325	2,188,406
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	3,345	3,289,371
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	17,341,277
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	126,359
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	14,145	13,615,611
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	3,425	3,519,188
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,768	9,769,627
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.850%	06/15/28	7,710	7,721,970

				86,321,618

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	13,647,374

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	12,315	11,895,420
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	2,370	2,341,528
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,058,831
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	348,949
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,609,320
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,419,815

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Insurance (continued)
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	$2,627,090
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,153,803
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	712,749
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	536,834

				31,704,339

Lodging — 0.0%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,299,952

Media — 1.8%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	636,826
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	3,905,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.200%	03/15/28	5,000	4,701,050
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	9,125	9,215,194
Comcast Corp., Gtd. Notes	3.000%	02/01/24	8,200	7,843,290
Comcast Corp., Gtd. Notes(a)	3.150%	02/15/28	4,675	4,320,720
Discovery Communications LLC, Gtd. Notes(a)	3.950%	03/20/28	7,830	7,415,137
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	2,525	2,609,252
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,930,904
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	12/15/21	1,100	1,097,967
Warner Media LLC, Gtd. Notes	3.600%	07/15/25	12,300	11,695,060
Warner Media LLC, Gtd. Notes	3.800%	02/15/27	3,265	3,083,382
Warner Media LLC, Gtd. Notes	4.000%	01/15/22	1,720	1,737,258
Warner Media LLC, Gtd. Notes	4.750%	03/29/21	265	273,450

				60,464,490

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	1,360	1,421,625

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	2,675	2,678,344

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	4,485	4,316,095
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20	1,230	1,206,261
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	445	430,524

				5,952,880

Oil & Gas — 2.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%	07/15/24	1,000	960,894
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	857,297
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	4,950	4,767,810
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	2,305	2,217,282
Concho Resources, Inc., Gtd. Notes	4.300%	08/15/28	2,330	2,335,418
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	8,511	8,366,470

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	280	$284,840
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	470	506,977
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%	04/01/25	6,155	5,901,727
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,418	11,678,233
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	1,630	1,641,410
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	870	922,635
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	1,930	1,992,748
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,269,278
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	2,925	2,946,938
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	9,155	9,301,739
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/23/20	1,610	1,603,560
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,058,980
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	2,022,861
Valero Energy Corp., Sr. Unsec’d. Notes	4.350%	06/01/28	7,335	7,302,544

				69,939,641

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,400	1,383,531
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	1,993,322

				3,376,853

Packaging & Containers — 0.0%
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	775	807,279

Pharmaceuticals — 3.5%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,030	999,481
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	19,796	19,172,586
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	2,055	2,022,095
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	18,710	18,168,256
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	11,328	10,976,082
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	18,125	17,878,664
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	12,239,032
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.625%	05/15/25	9,000	8,984,504
Mylan, Inc., Gtd. Notes, 144A(a)	4.550%	04/15/28	11,730	11,463,205
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	13,265	12,479,639
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	6,900	6,323,083

				120,706,627

Pipelines — 1.9%
Energy Transfer Partners LP, Gtd. Notes	4.950%	06/15/28	3,075	3,065,451
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	13,813,387
EQT Midstream Partners LP, Sr. Unsec’d. Notes	4.750%	07/15/23	1,925	1,921,899
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	10/01/21	4,200	4,358,006
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,922,591
MPLX LP, Sr. Unsec’d. Notes	4.000%	03/15/28	720	684,775
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,980	2,842,633
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,664,623
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,623,294

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
ONEOK, Inc., Gtd. Notes(a)	4.000%	07/13/27	1,535	$1,485,272
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.600%	11/01/24	2,185	2,069,297
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	4,768,647
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	4.750%	03/15/24	4,340	4,429,222
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	4.000%	03/15/28	3,610	3,508,413
Valero Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/28	4,255	4,183,316
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,572,278
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	6,728,266

				63,641,370

Real Estate Investment Trusts (REITs) — 0.5%
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	04/15/25	5,035	4,964,200
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,624,020
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,295,853

				17,884,073

Retail — 0.5%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200%	05/15/28	5,295	5,111,101
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	3,938	3,909,833
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	6,535	6,590,052

				15,610,986

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,493,640

Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.625%	01/15/24	12,000	11,616,099
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,075,000

				16,691,099

Software — 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	3.500%	10/01/22	4,556	4,486,966
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	5,993,871

				10,480,837

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,875	1,926,788
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	21,425	20,091,063
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3	2,934
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	4,000	4,085,000
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	1,750	1,760,938
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	3,690	3,805,899
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	2,782	2,663,140

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	1,950	$1,888,344

				36,224,106

Transportation — 0.3%
Union Pacific Corp., Sr. Unsec’d. Notes	3.950%	09/10/28	10,000	10,047,734

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.200%	07/15/20	1,865	1,860,404
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.125%	08/01/23	6,020	6,038,034

				7,898,438

Water — 0.4%
American Water Capital Corp., Sr. Unsec’d. Notes	3.000%	12/01/26	13,140	12,359,105

TOTAL CORPORATE BONDS (cost $1,401,959,122)				1,389,370,742

MUNICIPAL BONDS — 1.2%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,466,550

California — 0.4%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,070,004
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	5,800	8,554,072

				12,624,076

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,793,984

Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,587,838

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%	08/01/36	2,000	2,377,000

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,489,878
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,197,760

				3,687,638

Oregon — 0.0%
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	616,130

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	4,000	$4,919,800

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%		02/01/42	1,750	1,926,558

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%		11/01/39	2,330	2,864,246

TOTAL MUNICIPAL BONDS (cost $40,182,463)					41,863,820

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.9%
Alternative Loan Trust, Series 2005-38, Class A3, 1 Month LIBOR + 0.350%	2.441%	(c)	09/25/35	3,420	3,189,318
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	3.791%	(c)	10/25/27	1,447	1,455,152
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A	3.691%	(c)	04/25/28	3,140	3,148,872
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	3.982%	(c)	01/25/57	2,310	2,356,540
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	3,861	3,782,673
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	4,248	3,352,860
CSMC Trust, Series 2018-3R, 1 Month LIBOR + 1.200%, 144A	3.071%	(c)	12/25/46	3,633	3,624,835
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	4.291%	(c)	10/25/28	1,978	1,987,436
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	3.941%	(c)	10/25/27	2,179	2,219,954
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.441%	(c)	03/25/29	2,250	2,283,405
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A, 1 Month LIBOR + 1.000%	3.091%	(c)	10/25/37	9,451	9,315,739
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.722%	(cc)	02/25/35	3,947	3,941,506
JPMorgan Mortgage Trust, Series 2018-7FRB, Class A2, 1 Month LIBOR + 0.750%, 144A	2.841%	(c)	04/25/46	2,100	2,102,017
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%	2.296%	(c)	08/25/46	6,270	6,023,683
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	3.732%	(c)	09/01/22	2,384	2,390,752
New Residential Mortgage Loan Trust, Series 2018-2A, Class A1, 144A	4.500%	(cc)	02/25/58	3,254	3,336,401
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	2.741%	(c)	06/25/57	3,964	3,968,987
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A	4.941%	(c)	02/25/23	2,560	2,575,425
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.491%	(c)	03/25/28	1,020	1,019,626
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1	3.321%	(cc)	09/25/36	2,064	1,999,332

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	4.120%	(cc)	07/25/36	1,253	$1,224,677

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $63,493,421)					65,299,190

SOVEREIGN BONDS — 2.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	8,845	8,231,157
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	3,000	3,061,500
Export-Import Bank of India (India), Sr. Unsec’d. Notes, EMTN	2.750%		04/01/20	3,350	3,288,467
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21	3,925	4,036,364
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750%		04/25/22	2,695	2,667,244
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	4.750%		01/08/26	250	253,371
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22	2,500	2,474,252
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24	10,000	10,707,940
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	2.125%		04/13/21	2,200	2,136,974
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	3.250%		04/24/23	2,000	2,000,242
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	5,710	5,560,969
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125%		03/09/21	7,500	8,021,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	3,000	3,009,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	5,512,500
Municipality Finance PLC (Finland), Local Gov’t. Gtd. Notes, 144A	1.250%		09/10/18	600	598,873
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	6,000	6,045,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	2,000	2,438,306
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	3,000	3,161,874
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300%		03/15/28	2,340	2,335,706
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	185	181,959
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	4,085	4,122,541
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%		10/26/21	4,030	3,869,606
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	3.250%		06/01/23	1,600	1,599,749

TOTAL SOVEREIGN BONDS (cost $86,829,312)					85,314,844

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.(k) (cost $26,621,462)	6.250%		05/15/29	20,000	$25,688,880

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bonds(a)(k)	3.000%		02/15/48	8,985	9,015,184
U.S. Treasury Notes	1.875%		09/30/22	46,000	44,470,859
U.S. Treasury Notes	2.000%		06/30/24	137,000	131,022,305
U.S. Treasury Notes	2.125%		05/15/25	113,000	108,131,289
U.S. Treasury Notes(a)	2.250%		11/15/24	219,170	212,064,097
U.S. Treasury Notes	2.250%		02/15/27	44,295	42,268,850
U.S. Treasury Notes	2.500%		05/31/20	1,010	1,009,527
U.S. Treasury Notes	2.625%		06/30/23	35,000	34,829,102
U.S. Treasury Notes	2.625%		03/31/25	66,052	65,298,594
U.S. Treasury Notes	2.750%		05/31/23	12,705	12,720,881
U.S. Treasury Notes	2.875%		05/31/25	25,345	25,442,024
U.S. Treasury Notes	2.875%		05/15/28	19,485	19,523,818
U.S. Treasury Strips Coupon	2.783%	(s)	08/15/29	9,300	6,693,975
U.S. Treasury Strips Coupon(k)	2.860%	(s)	05/15/24	40,000	33,901,212
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	9,300	6,340,401
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	18,600	11,062,777
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	18,600	9,572,034

TOTAL U.S. TREASURY OBLIGATIONS (cost $773,825,281)					773,366,929

TOTAL LONG-TERM INVESTMENTS (cost $3,353,294,759)					3,329,735,010

				Shares
SHORT-TERM INVESTMENTS — 9.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)				120,609,669	120,609,669
PGIM Institutional Money Market Fund (cost $211,037,289; includes $210,657,726 of cash collateral for securities on loan)(b)(w)				211,056,584	211,077,690

TOTAL SHORT-TERM INVESTMENTS (cost $331,646,958)					331,687,359

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 106.8% (cost $3,684,941,717)					3,661,422,369

OPTION WRITTEN~* — (0.0)%
(premiums received $49,600)					(92,098)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 106.8% (cost $3,684,892,117)					3,661,330,271
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.8)%					(231,601,978)

NET ASSETS — 100.0%					$3,429,728,293

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,964,000 and 0.3% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,824,516; cash collateral of $210,657,726 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Put	Bank of America	07/18/18	$100.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)	124,000	$(92,098)

(premiums received $49,600)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
123	2 Year U.S. Treasury Notes	Sep. 2018	$26,054,859	$53,654
1,926	5 Year U.S. Treasury Notes	Sep. 2018	218,826,703	1,421,060
9,789	10 Year U.S. Treasury Notes	Sep. 2018	1,176,515,437	10,254,399
399	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	63,665,438	2,221,812

				13,950,925

Short Positions:
623	90 Day Euro Dollar	Dec. 2018	151,638,200	1,081,173
19	10 Year U.S. Ultra Treasury Notes	Sep. 2018	2,436,453	(50,215)
1,334	20 Year U.S. Treasury Bonds	Sep. 2018	193,430,000	(5,169,316)

				(4,138,358)

				$9,812,567

Securities with a combined market value of $12,154,653 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	150,000	0.673%	$2,383,379	$2,264,933	$(118,446)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$18,063	$1,112,711	$(1,094,648)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	25,000	9,031	528,120	(519,089)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1) (continued):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	9,300	$3,361	$195,698	$(192,337)	UBS AG

				$30,455	$1,836,529	$(1,806,074)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
3,290	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$76	$(78,678)	$(78,754)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,989,655	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	$—	$(133,772)	$(133,772)
2,531,400	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	482,579	482,579
146,515	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(53,298)	1,025,138	1,078,436
32,905	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(17,242)	221,146	238,388
37,430	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,540	243,957	233,417
37,990	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	1,980	266,643	264,663
8,275	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	251	42,391	42,140
26,660	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	296	94,565	94,269
65,690	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(111)	139,005	139,116
52,085	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	43,267	43,267

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
18,340	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	$(5,096)	$58,781	$63,877
14,290	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	69,966	69,966
113,130	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	1,341	449,628	448,287
8,020	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	19,489	283,797	264,308
9,115	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(18,063)	286,683	304,746
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	27,914	27,914
5,225	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	185,645	185,645
38,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	138,037	1,359,963	1,221,926
27,355	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	104,341	959,984	855,643
14,865	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	29,788	485,826	456,038
20,640	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	70,152	70,152
2,800	02/14/25	—(3)	—(3)	—	2,458	2,458
4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	15,862	15,862
20,811	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	272,073	1,113,760	841,687
2,885	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	4,106	136,839	132,733
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	128,074	128,074
9,845	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,359)	331,458	337,817
785	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	38,397	38,397
3,690	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	205,260	205,260
17,380	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(114,118)	(1,432,398)	(1,318,280)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	15,380	15,380

				$367,955	$7,218,348	$6,850,393

Securities with a combined market value of $13,712,693 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,836,529	$—	$—	$(1,806,074)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$35,594,297	$—
Collateralized Loan Obligations	—	227,530,702	—
Consumer Loans	—	880,341	—
Home Equity Loans	—	45,230,730	—
Residential Mortgage-Backed Securities	—	80,437,458	11,964,000
Commercial Mortgage-Backed Securities	—	547,193,077	—
Corporate Bonds	—	1,389,370,742	—
Municipal Bonds	—	41,863,820	—
Residential Mortgage-Backed Securities	—	65,299,190	—
Sovereign Bonds	—	85,314,844	—
U.S. Government Agency Obligation	—	25,688,880	—
U.S. Treasury Obligations	—	773,366,929	—
Affiliated Mutual Funds	331,687,359	—	—
Option Written	—	(92,098)	—
Other Financial Instruments*
Futures Contracts	9,812,567	—	—
Centrally Cleared Credit Default Swap Agreements	—	(118,446)	—
OTC Credit Default Swap Agreements	—	30,455	—
Centrally Cleared Inflation Swap Agreement	—	(78,754)	—
Centrally Cleared Interest Rate Swap Agreements	—	6,850,393	—

Total	$341,499,926	$3,324,362,560	$11,964,000

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	22.5%
Commercial Mortgage-Backed Securities	16.0
Banks	11.8
Affiliated Mutual Funds (6.1% represents investments purchased with collateral from securities on loan)	9.7
Collateralized Loan Obligations	6.6
Residential Mortgage-Backed Securities	4.6
Pharmaceuticals	3.5
Electric	3.1
Healthcare-Services	2.5
Sovereign Bonds	2.5
Oil & Gas	2.0
Pipelines	1.9
Media	1.8
Chemicals	1.3
Home Equity Loans	1.3
Biotechnology	1.3
Municipal Bonds	1.2
Telecommunications	1.1
Auto Manufacturers	1.1
Automobiles	1.1
Beverages	1.0
Insurance	0.9
U.S. Government Agency Obligations	0.8
Foods	0.7
Healthcare-Products	0.6
Real Estate Investment Trusts (REITs)	0.5
Agriculture	0.5

Semiconductors	0.5%
Retail	0.5
Housewares	0.4
Water	0.4
Aerospace & Defense	0.3
Commercial Services	0.3
Diversified Financial Services	0.3
Software	0.3
Transportation	0.3
Computers	0.2
Trucking & Leasing	0.2
Building Materials	0.2
Multi-National	0.2
Auto Parts & Equipment	0.1
Oil & Gas Services	0.1
Gas	0.1
Miscellaneous Manufacturing	0.1
Savings & Loans	0.1
Forest Products & Paper	0.1
Entertainment	0.1
Airlines	0.1
Mining	0.0	*
Lodging	0.0	*
Consumer Loans	0.0	*
Packaging & Containers	0.0	*

	106.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(6.8)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$118,446	*
Credit contracts	Premiums paid for OTC swap agreements	1,836,529		—	—
Credit contracts	—	—		Options written outstanding, at value	92,098
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	1,806,074
Interest rate contracts	Due from/to broker — variation margin futures	15,032,098	*	Due from/to broker — variation margin futures	5,219,531	*
Interest rate contracts	Due from/to broker — variation margin swaps	8,302,445	*	Due from/to broker — variation margin swaps	1,530,806	*

Total		$25,171,072			$8,766,955

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$3,518,950	$—	$(2,749,161)
Interest rate contracts	(356,533)	78,080	(34,847,950)	6,687,013

Total	$(356,533)	$3,597,030	$(34,847,950)	$3,937,852

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$(1,181,298)	$—	$2,948,078
Interest rate contracts	—	14,747,283	3,979,107

Total	$(1,181,298)	$14,747,283	$6,927,185

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)
$76,668	$565,333,333	$1,642,443,034	$393,268,852

Credit Default Swap Agreements- Buy Protection(2)	Credit Default Swap Agreements- Sell Protection(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$199,966,667	$100,000,000	$3,290,000	$2,562,723,000

(1)	Cost.

(2)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$205,824,516	$(205,824,516)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$—	$(92,098)	$(92,098)	$—	$(92,098)
Credit Suisse First Boston Corp.	1,112,711	(1,094,648)	18,063	—	18,063
Goldman Sachs & Co.	528,120	(519,089)	9,031	—	9,031
UBS AG	195,698	(192,337)	3,361	—	3,361

	$1,836,529	$(1,898,172)	$(61,643)	$—	$(61,643)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $205,824,516:
Unaffiliated investments (cost $3,353,294,759)	$3,329,735,010
Affiliated investments (cost $331,646,958)	331,687,359
Cash	261,457
Dividends and interest receivable	23,530,576
Receivable for portfolio shares sold	17,324,492
Receivable for investments sold	15,985,468
Premiums paid for OTC swap agreements	1,836,529
Due from broker-variation margin swaps	85,377
Prepaid expenses	3,057

Total Assets	3,720,449,325

LIABILITIES:
Payable to broker for collateral for securities on loan	210,657,726
Payable for investments purchased	76,976,112
Unrealized depreciation on OTC swap agreements	1,806,074
Management fees payable	503,849
Accrued expenses and other liabilities	471,669
Due to broker-variation margin futures	115,513
Distribution fee payable	97,540
Options written outstanding, at value (premiums received $49,600)	92,098
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	86

Total Liabilities	290,721,032

NET ASSETS	$3,429,728,293

Net assets were comprised of:
Partners Equity	$3,429,728,293

Net asset value and redemption price per share, $3,429,728,293 / 467,594,078 outstanding shares of beneficial interest	$7.33

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $14,358 foreign withholding tax)	$47,098,156
Affiliated dividend income	1,232,957
Income from securities lending, net (including affiliated income of $209,802)	220,798

48,551,911

EXPENSES
Management fees	6,951,562
Distribution fee	3,659,669
Custodian and accounting fees	118,063
Audit fee	25,290
Trustees’ fees	19,051
Legal fees and expenses	8,646
Shareholders’ reports	5,058
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	49,212

Total expenses	10,840,017
Less: Distribution fee waiver	(493,811)

Net expenses	10,346,206

NET INVESTMENT INCOME (LOSS)	38,205,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,610)	(5,096,685)
Futures transactions	(34,847,950)
Swap agreement transactions	3,937,852
Options written transactions	3,597,030

(32,409,753)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $41,045)	(77,969,523)
Futures	14,747,283
Swap agreements	6,927,185
Options written	(1,181,298)

(57,476,353)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(89,886,106)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,680,401)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$38,205,705	$80,481,880
Net realized gain (loss) on investment transactions	(32,409,753)	35,544,493
Net change in unrealized appreciation (depreciation) on investments	(57,476,353)	53,196,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(51,680,401)	169,223,159

FUND SHARE TRANSACTIONS:
Fund share sold [308,865,938 and 170,784,399 shares, respectively]	2,264,288,817	1,255,909,648
Fund share repurchased [161,988,522 and 560,674,836 shares, respectively]	(1,189,318,172)	(4,128,241,930)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,074,970,645	(2,872,332,282)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,023,290,244	(2,703,109,123)
NET ASSETS:
Beginning of period	2,406,438,049	5,109,547,172

End of period	$3,429,728,293	$2,406,438,049

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 111.5% ASSET-BACKED SECURITIES — 26.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 12.4%
Ally Auto Receivables Trust, Series 2017-5, Class A2	1.810%		06/15/20	922	$918,827
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	1,909	1,914,677
American Credit Acceptance Receivables Trust, Series 2015-3, Class C, 144A	4.840%		10/12/21	1,965	1,981,783
American Credit Acceptance Receivables Trust, Series 2016-2, Class C, 144A	6.090%		05/12/22	897	918,677
American Credit Acceptance Receivables Trust, Series 2017-3, Class A, 144A	1.820%		03/10/20	622	621,144
American Credit Acceptance Receivables Trust, Series 2018-1, Class A, 144A	2.720%		03/10/21	4,754	4,751,960
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class D	2.860%		12/09/19	2,004	2,004,426
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B	2.080%		09/08/20	1,687	1,685,746
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A	1.650%		09/18/20	3,504	3,492,994
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C	2.970%		03/20/23	2,436	2,418,079
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A	1.690%		12/18/20	1,231	1,225,759
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B	2.240%		06/19/23	1,003	985,606
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A	1.340%		04/08/20	199	198,686
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	2,614	2,610,987
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 144A	2.573%	(cc)	07/15/20	7,635	7,635,515
BMW Vehicle Owner Trust, Series 2018-A, Class A2A	2.090%		11/25/20	7,010	6,988,403
California Republic Auto Receivables Trust, Series 2014-3, Class B	2.660%		08/17/20	1,902	1,903,343
California Republic Auto Receivables Trust, Series 2015-1, Class A4	1.820%		09/15/20	1,284	1,279,107
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%		09/15/21	492	489,413
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%		07/15/20	339	338,266
California Republic Auto Receivables Trust, Series 2016-2, Class B	2.520%		05/16/22	1,185	1,160,819
California Republic Auto Receivables Trust, Series 2017-1, Class A3	1.900%		03/15/21	3,870	3,853,520
California Republic Auto Receivables Trust 2018-1, Series 2018-1, Class A2	2.860%		03/15/21	4,351	4,350,627
California Republic Auto Receivables Trust 2018-1, Series 2018-1, Class B	3.560%		03/15/23	3,118	3,117,607
CarMax Auto Owner Trust, Series 2014-3, Class B	2.040%		03/16/20	2,206	2,202,472
CarMax Auto Owner Trust, Series 2014-3, Class C	2.290%		06/15/20	1,392	1,390,995
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%		03/16/20	190	189,562
CarMax Auto Owner Trust, Series 2016-3, Class A3	1.390%		05/17/21	2,480	2,455,921

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%	03/15/28	684	$681,099
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%	06/15/28	7,342	7,290,628
Chesapeake Funding II LLC, Series 2017-2A, Class A1, 144A	1.990%	05/15/29	2,111	2,088,979
Chesapeake Funding II LLC, Series 2017-3A, Class A1, 144A	1.910%	08/15/29	4,546	4,491,995
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class D, 144A	3.440%	08/16/21	1,785	1,789,057
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 144A	1.770%	10/15/20	2,346	2,341,495
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%	02/15/22	979	978,145
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.250%	06/15/22	650	651,713
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%	03/15/22	790	829,813
CPS Auto Receivables Trust, Series 2018-A, Class B, 144A	2.770%	04/18/22	1,029	1,020,654
CPS Auto Receivables Trust 2018-B, Series 2018-B, Class D, 144A	4.260%	03/15/24	1,315	1,318,421
CPS Auto Trust, Series 2017-D, Class A, 144A	1.870%	03/15/21	2,537	2,523,433
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%	05/17/21	2,894	2,897,683
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%	11/15/21	887	888,092
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%	01/17/23	2,271	2,307,116
Drive Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.910%	05/17/21	2,730	2,741,765
Drive Auto Receivables Trust, Series 2016-CA, Class B, 144A	2.370%	11/16/20	527	527,073
Drive Auto Receivables Trust, Series 2016-CA, Class C, 144A	3.020%	11/15/21	3,506	3,508,767
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	1,100	1,113,693
Drive Auto Receivables Trust, Series 2017-2, Class A3	1.820%	06/15/20	873	872,994
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%	06/15/21	1,237	1,235,145
Drive Auto Receivables Trust, Series 2017-2, Class C	2.750%	09/15/23	1,412	1,408,851
Drive Auto Receivables Trust, Series 2017-2, Class D	3.490%	09/15/23	6,020	6,004,438
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	1,294	1,293,039
Drive Auto Receivables Trust, Series 2017-AA, Class D, 144A	4.160%	05/15/24	1,724	1,745,220
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A	2.200%	05/15/20	639	638,446
Drive Auto Receivables Trust, Series 2017-BA, Class C, 144A	2.610%	08/16/21	1,843	1,841,477
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	1,562	1,552,862
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A	1.530%	11/16/20	399	398,269

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
First Investors Auto Owner Trust, Series 2017-2A, Class A1, 144A	1.860%		10/15/21	3,298	$3,281,645
First Investors Auto Owner Trust, Series 2017-3A, Class A2, 144A	2.410%		12/15/22	1,877	1,851,009
First Investors Auto Owner Trust, Series 2017-3A, Class B, 144A	2.720%		04/17/23	715	702,161
Flagship Credit Auto Trust, Series 2017-1, Class A, 144A	1.930%		12/15/21	1,597	1,591,178
Flagship Credit Auto Trust, Series 2017-2, Class A, 144A	1.850%		07/15/21	1,276	1,267,395
Flagship Credit Auto Trust, Series 2017-3, Class A, 144A	1.880%		10/15/21	1,373	1,364,181
Flagship Credit Auto Trust, Series 2017-3, Class B, 144A	2.590%		07/15/22	1,095	1,082,289
Flagship Credit Auto Trust, Series 2017-4, Class A, 144A	2.070%		04/15/22	1,784	1,770,007
Flagship Credit Auto Trust, Series 2018-1, Class A, 144A	2.590%		06/15/22	2,851	2,838,519
Ford Credit Auto Lease Trust, Series 2017-B, Class A2A	1.800%		06/15/20	3,941	3,925,073
Ford Credit Auto Owner Trust, Series 2016-C, Class A2A	1.040%		09/15/19	402	401,821
Ford Credit Auto Owner Trust, Series 2017-2, Class B, 144A	2.600%		03/15/29	373	357,768
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	2.603%	(c)	07/15/20	7,666	7,667,529
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 144A	2.870%		10/15/21	1,367	1,364,793
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A2, 144A	2.850%		08/16/21	2,324	2,319,780
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A3, 144A	3.240%		09/15/22	2,654	2,639,757
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 144A	3.530%		04/17/23	1,316	1,311,431
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class C, 144A	3.680%		08/15/23	620	616,931
GM Financial Automobile Leasing Trust, Series 2016-3, Class A3	1.610%		12/20/19	1,348	1,341,820
GM Financial Automobile Leasing Trust, Series 2017-2, Class A2A	1.720%		01/21/20	853	848,760
GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A2A, 144A	1.710%		09/16/20	4,744	4,726,626
GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 144A	3.130%		03/15/23	5,141	5,133,504
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3	1.230%		09/23/19	2,912	2,901,254
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	574	570,734
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2	1.040%		04/18/19	179	179,206
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A3, 144A	1.520%		10/15/19	190	189,762
Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A2A, 144A	1.890%		03/16/20	3,837	3,815,605
Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A2	2.200%		04/15/20	4,326	4,315,310

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3	1.340%		12/16/19	110	$109,702
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3	1.260%		02/16/21	1,503	1,489,188
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3	1.340%		10/15/20	2,552	2,535,296
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	8	8,016
Santander Drive Auto Receivables Trust, Series 2014-4, Class C	2.600%		11/16/20	237	237,263
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%		04/15/21	133	133,301
Santander Drive Auto Receivables Trust, Series 2015-5, Class C	2.740%		12/15/21	5,280	5,281,251
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%		02/16/21	783	781,490
Santander Drive Auto Receivables Trust, Series 2016-3, Class B	1.890%		06/15/21	1,282	1,276,594
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2	1.600%		03/16/20	1,059	1,058,394
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.760%		12/15/22	660	654,135
Santander Drive Auto Receivables Trust, Series 2018-1, Class A2	2.100%		11/16/20	3,837	3,828,214
Santander Drive Auto Receivables Trust 2018-3, Series 2018-3, Class A2A	2.780%		03/15/21	5,034	5,033,119
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4, 144A	1.780%		01/15/21	1,471	1,463,786
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,723	4,631,673
TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class B, 144A	2.920%		10/17/22	2,528	2,489,990
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 144A	1.800%		07/15/20	2,076	2,068,974

					213,521,517

Collateralized Loan Obligations — 4.1%
AMMC CLO Ltd. (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.553%	(c)	11/10/30	2,631	2,638,404
Apidos CLO (Cayman Islands), Series 2013-16A, Class CR, 3 Month LIBOR + 3.000%, 144A	5.355%	(c)	01/19/25	750	750,591
Ares XXXIII CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.668%	(c)	12/05/25	1,650	1,654,359
Avery Point CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	3.848%	(c)	01/15/28	3,732	3,741,977
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class BR, 3 Month LIBOR + 1.500%, 144A	3.853%	(c)	07/17/26	1,359	1,359,367
Benefit Street Partners CLO IV Ltd. (Cayman Islands), Series 2014-IVA, Class A1R, 3 Month LIBOR + 1.490%, 144A	3.849%	(c)	01/20/29	1,632	1,641,026
Benefit Street Partners CLO IV Ltd. (Cayman Islands), Series 2014-IVA, Class A2R, 3 Month LIBOR + 2.050%, 144A	4.409%	(c)	01/20/29	2,123	2,129,088

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Benefit Street Partners CLO IV Ltd. (Cayman Islands), Series 2014-IVA, Class BR, 3 Month LIBOR + 2.900%, 144A	5.259%	(c)	01/20/29	899	$904,393
Cavalry CLO IV Ltd. (Cayman Islands), Series 2014-4A, Class B1R, 3 Month LIBOR + 1.350%, 144A	3.698%	(c)	10/15/26	796	791,570
Cent CLO Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 3 Month LIBOR + 1.330%, 144A	3.689%	(c)	10/29/25	6,605	6,608,459
Crestline Denali CLO XIV Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.570%, 144A	3.932%	(c)	10/23/28	2,939	2,945,115
Galaxy CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 3 Month LIBOR + 1.020%, 144A	3.379%	(c)	04/20/31	781	780,127
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2014-9A, Class AR, 3 Month LIBOR + 1.370%, 144A	3.729%	(c)	10/29/26	800	799,896
ICG US CLO 2015-2 Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/16/28	3,875	3,856,560
Jamestown CLO Ltd. (Cayman Islands), Series 2015-7A, Class CR, 3 Month LIBOR + 2.600%, 144A	4.960%	(c)	07/25/27	2,001	1,988,824
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class B1, 3 Month LIBOR + 2.150%, 144A	4.509%	(c)	07/20/27	1,750	1,750,128
JFIN CLO 2014 Ltd. (Cayman Islands), Series 2014-1A, Class B1R, 3 Month LIBOR + 1.450%, 144A	3.809%	(c)	04/21/25	2,750	2,752,483
KVK CLO 2016-1 Ltd. (Cayman Islands), Series 2016-1A, Class C, 3 Month LIBOR + 3.150%, 144A	5.498%	(c)	01/15/29	2,257	2,339,736
Mountain View CLO Ltd. (Cayman Islands), Series 2015-10A, Class BR, 3 Month LIBOR + 1.350%, 144A	3.692%	(c)	10/13/27	2,000	1,984,691
OHA Loan Funding 2016-1 Ltd. (Cayman Islands), Series 2016-1A, Class B1, 3 Month LIBOR + 1.800%, 144A	4.159%	(c)	01/20/28	5,963	5,972,212
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.700%, 144A	4.048%	(c)	10/15/25	1,805	1,801,059
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.050%, 144A	3.272%	(c)	04/15/26	1,329	1,319,569
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class B, 3 Month LIBOR + 1.400%, 144A	3.622%	(c)	04/15/26	1,006	1,000,108
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class DR, 3 Month LIBOR + 3.300%, 144A	5.660%	(c)	07/25/26	2,000	2,001,504
Shackleton 2016-IX CLO Ltd. (Cayman Islands), Series 2016-9A, Class B, 3 Month LIBOR + 1.900%, 144A	4.259%	(c)	10/20/28	1,519	1,522,155
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7A, Class AR, 3 Month LIBOR + 1.370%, 144A	3.718%	(c)	04/15/27	1,354	1,353,555

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	4.009%	(c)	07/20/28	1,550	$1,550,000
THL Credit Wind River 2014-3 CLO Ltd. (Cayman Islands), Series 2014-3A, Class BR, 3 Month LIBOR + 1.600%, 144A	3.962%	(c)	01/22/27	673	673,666
Tralee CLO III Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.030%, 144A	3.389%	(c)	10/20/27	5,084	5,087,024
WhiteHorse Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 0.900%, 144A	3.258%	(c)	05/01/26	6,152	6,143,087

					69,840,733

Consumer Loans — 0.2%
Conn Funding II LP, Series 2017-B, Class A, 144A	2.730%		07/15/20	1,922	1,921,738
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	874	875,562
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,188	1,195,450
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 144A	5.940%		03/20/28	173	174,870

					4,167,620

Credit Cards — 5.2%
American Express Credit Account Master Trust, Series 2017-1, Class A	1.930%		09/15/22	4,499	4,432,656
Barclays Dryrock Issuance Trust, Series 2015-4, Class A	1.720%		08/16/21	8,437	8,417,551
Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.300%	2.373%	(c)	05/15/23	7,401	7,405,609
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5	1.600%		05/17/21	553	552,815
Chase Issuance Trust, Series 2015-A7, Class A7	1.620%		07/15/20	2,528	2,527,221
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1 Month LIBOR + 0.430%	2.476%	(c)	09/10/20	5,000	5,003,334
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2	1.740%		01/19/21	7,090	7,060,148
Discover Card Execution Note Trust, Series 2013-A6, Class A6, 1 Month LIBOR + 0.450%	2.523%	(c)	04/15/21	8,965	8,976,180
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.503%	(c)	07/15/21	8,876	8,890,866
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%		04/17/23	3,657	3,596,044
Discover Card Execution Note Trust, Series 2016-A1, Class A1	1.640%		07/15/21	1,979	1,969,699
Master Credit Card Trust II (Canada), Series 2018-1A, Class B, 144A	3.245%		07/22/24	2,436	2,398,141
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.040%		03/15/22	3,906	3,893,876
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A	2.620%		10/15/25	2,749	2,676,052

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%	08/15/22	6,111	$6,105,869
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%	04/15/25	1,094	1,060,041
World Financial Network Credit Card Master Trust, Series 2017-B, Class A	1.980%	06/15/23	4,443	4,400,042
World Financial Network Credit Card Master Trust, Series 2017-C, Class A	2.310%	08/15/24	7,087	6,952,411
World Financial Network Credit Card Master Trust, Series 2017-C, Class M	2.660%	08/15/24	3,118	3,064,719

				89,383,274

Equipment — 2.0%
Access Point Funding LLC, Series 2017-A, Class A, 144A	3.060%	04/15/29	976	970,533
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A3, 144A	1.650%	05/10/22	1,358	1,347,827
Ascentium Equipment Receivables Trust, Series 2016-2A, Class B, 144A	2.500%	09/12/22	878	868,023
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 144A	1.870%	07/10/19	1,252	1,249,955
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 144A	2.290%	06/10/21	691	683,247
Ascentium Equipment Receivables Trust, Series 2017-2A, Class A1, 144A	1.450%	11/13/18	852	851,163
CNH Equipment Trust, Series 2014-C, Class A4	1.650%	09/15/21	1,808	1,803,771
Daimler Trucks Retail Trust, Series 2018-1, Class A2, 144A	2.600%	05/15/20	5,491	5,491,441
Dell Equipment Finance Trust, Series 2016-1, Class A3, 144A	1.650%	07/22/21	213	212,493
Dell Equipment Finance Trust, Series 2017-1, Class A2, 144A	1.860%	06/24/19	341	340,651
DLL LLC, Series 2018-1, Class A3, 144A	3.100%	04/18/22	4,647	4,653,730
DLL Securitization Trust, Series 2017-A, Class A1, 144A	1.500%	11/15/18	9	8,507
DLL Securitization Trust, Series 2017-A, Class A4, 144A	2.430%	11/17/25	4,034	3,940,554
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%	10/22/21	666	664,396
Engs Commercial Finance Trust, Series 2018-1A, Class A1, 144A	2.970%	02/22/21	4,777	4,772,377
MMAF Equipment Finance LLC, Series 2012-AA, Class A5, 144A	1.980%	06/10/32	1,092	1,090,569
SCF Equipment Leasing 2018-1 LLC, Series 2018-1A, Class A2, 144A	3.630%	10/20/24	4,059	4,063,261
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 144A	3.410%	12/20/23	1,179	1,167,187
Volvo Financial Equipment LLC, Series 2015-1A, Class A4, 144A	1.910%	01/15/20	737	735,254

				34,914,939

Other — 0.5%
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%	05/22/28	429	426,440
Diamond Resorts Owner Trust, Series 2016-1, Class A, 144A	3.080%	11/20/28	350	345,079

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Other (continued)
Diamond Resorts Owner Trust, Series 2017-1A, Class B, 144A	4.110%		10/22/29	1,940	$1,893,471
Hardee’s Funding LLC, Series 2018-1A, Class AII, 144A	4.959%		06/20/48	3,563	3,588,455
PFS Financing Corp., Series 2018-B, Class B, 144A	3.080%		02/15/23	1,503	1,487,834

					7,741,279

Student Loans — 1.8%
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 144A	3.200%		01/25/40	3,663	3,658,331
Laurel Road Prime Student Loan Trust, Series 2017-B, Class A1FX, 144A	1.630%		08/25/42	73	72,682
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3 Month LIBOR + 0.950%	3.310%	(c)	04/25/38	1,695	1,705,313
Navient Student Loan Trust, Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A	3.241%	(c)	03/25/66	2,244	2,286,042
Navient Student Loan Trust, Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A	3.141%	(c)	12/27/66	4,593	4,662,688
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class B, 3 Month LIBOR + 0.270%	2.630%	(c)	04/25/38	1,008	975,393
SLC Student Loan Trust, Series 2008-1, Class A4A, 3 Month LIBOR + 1.600%	3.941%	(c)	12/15/32	4,378	4,522,876
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 1 Month LIBOR + 3.250%, 144A	5.323%	(c)	05/16/44	1,103	1,126,768
SLM Student Loan Trust, Series 2011-1, Class A1, 1 Month LIBOR + 0.520%	2.611%	(c)	03/25/26	171	171,112
SoFi Professional Loan Program LLC, Series 2017-E, Class A1, 1 Month LIBOR + 0.500%, 144A	2.591%	(c)	11/26/40	2,427	2,434,792
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 144A	2.720%		11/26/40	2,698	2,618,224
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 144A	2.950%		02/25/42	3,647	3,570,129
Towd Point Asset Trust 2018-SL1, Series 2018-SL1, Class A, 1 Month LIBOR + 0.600%, 144A	2.691%	(c)	01/25/46	3,568	3,555,091

					31,359,441

TOTAL ASSET-BACKED SECURITIES (cost $452,458,371)					450,928,803

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
Atrium Hotel Portfolio Trust 2018-Atrm, Series 2018-ATRM, Class A, 1 Month LIBOR + 0.950%, 144A	2.932%	(c)	06/15/35	1,623	1,622,372
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.867%	(cc)	12/05/32	800	813,770
Bancorp Commercial Mortgage (The), Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	01/15/33	1,622	1,621,413
BWAY Mortgage Trust, Series 2015-1740, Class A, 144A	2.917%		01/10/35	2,800	2,659,866

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 1 Month LIBOR + 0.670%, 144A	2.744%	(c)	03/15/37	5,787	$5,772,722
BX Trust, Series 2018-GW, Class A, 1 Month LIBOR + 0.800%, 144A	2.700%	(c)	05/15/35	4,510	4,511,688
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 144A	3.531%		10/15/34	4,854	4,866,637
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class B, 144A	3.835%		10/15/34	2,968	2,980,929
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.248%	(cc)	04/10/48	8,274	436,815
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%		02/10/49	3,230	2,471,013
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804%	(cc)	04/15/49	1,018	779,112
Commercial Mortgage Trust, Series 2014-CR19, Class XA, IO	1.355%	(cc)	08/10/47	5,710	256,749
Commercial Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.114%	(cc)	12/10/47	31,318	1,351,976
Commercial Mortgage Trust, Series 2015-LC23, Class D, 144A	3.800%	(cc)	10/10/48	3,488	3,054,882
Commercial Mortgage Trust, Series 2015-LC23, Class C	4.801%	(cc)	10/10/48	2,238	2,220,712
Commercial Mortgage Trust, Series 2015-PC1, Class AM	4.290%	(cc)	07/10/50	2,165	2,213,739
Commercial Mortgage Trust, Series 2015-PC1, Class B	4.589%	(cc)	07/10/50	1,122	1,136,113
Commercial Mortgage Trust, Series 2015-PC1, Class C	4.589%	(cc)	07/10/50	2,076	1,929,686
Commercial Mortgage Trust, Series 2015-PC1, Class D	4.589%	(cc)	07/10/50	2,212	1,837,248
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	3.793%	(c)	10/15/34	3,514	3,511,986
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class C	4.348%	(cc)	06/15/57	1,240	1,154,675
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.535%	(cc)	06/10/34	1,634	1,380,727
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	3,274	3,274,881
FHLMC Multifamily Structured Pass-Through Certificates, Series-Q001, Class XA, IO	2.286%	(cc)	02/25/32	26,243	3,916,573
Government National Mortgage Assoc., Series 2017-89, Class AB	2.600%		07/16/58	1,603	1,543,093
Government National Mortgage Assoc., Series 2017-168, Class AS	2.700%		08/16/58	5,350	5,169,191
Government National Mortgage Assoc., Series 2017-71, Class AS	2.700%		04/16/57	1,655	1,583,096
Government National Mortgage Assoc., Series 2017-90, Class AS	2.700%		07/16/57	2,239	2,153,424
Government National Mortgage Assoc., Series 2017-69, Class AS	2.750%		02/16/58	2,525	2,426,207
Government National Mortgage Assoc., Series 2017-86, Class AS	2.750%		02/16/58	1,916	1,854,313
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%		02/16/45	3,031	2,993,874
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%		04/16/47	227	225,545

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%		01/16/46	1,301	$1,284,573
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900%	(cc)	11/16/55	2,497	2,450,227
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900%	(cc)	02/16/49	3,740	3,656,702
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900%	(cc)	02/16/53	709	691,911
Government National Mortgage Assoc., Series 2017-41, Class AS	2.600%		06/16/57	4,960	4,750,748
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.187%	(cc)	11/10/47	18,983	913,470
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.559%	(cc)	07/10/48	799	789,157
Hilton Orlando Trust, Series 2018-ORL, Class A, 1 Month LIBOR + 0.770%, 144A	2.843%	(c)	12/15/34	5,766	5,758,737
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%		08/05/34	675	663,230
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 Month LIBOR + 1.000%, 144A	3.000%	(c)	06/15/32	4,826	4,827,381
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 144A	4.128%		07/05/31	5,051	5,210,834
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class D, 1 Month LIBOR + 2.100%, 144A	4.100%	(c)	06/15/32	2,409	2,412,027
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.289%	(cc)	04/15/47	5,683	121,868
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.421%	(cc)	04/15/47	1,697	31,051
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.441%	(cc)	07/15/48	3,667	3,549,893
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.267%	(cc)	05/15/48	3,250	2,670,992
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.863%	(cc)	06/15/48	9,691	359,122
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C	4.176%	(cc)	07/15/48	2,279	2,184,585
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	5.041%	(cc)	01/15/59	1,571	1,276,762
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.209%	(cc)	05/15/47	11,061	465,442
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.724%	(cc)	05/15/47	2,346	77,497
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.054%	(cc)	11/15/47	27,329	1,139,066
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.433%	(cc)	11/15/47	63,715	1,221,872

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $121,375,560)					120,232,174

CORPORATE BONDS — 23.2%
Aerospace & Defense — 0.0%
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	442	436,789

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Auto Manufacturers — 0.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.750%	02/22/28	3,325	$3,224,701
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	3,348	3,934,034
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	6,852	7,416,107

				14,574,842

Banks — 5.8%
Banco de Credito e Inversiones (Chile), Sr. Unsec’d. Notes, 144A	3.500%	10/12/27	1,800	1,624,500
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	3,910	3,733,021
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%	01/20/28	7,114	6,939,324
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	508	497,502
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	1,839	1,815,373
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	1,423	1,426,297
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	4,555	4,333,672
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	3,575	3,462,512
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	2,015	1,982,018
Commonwealth Bank of Australia (Australia), Sub. Notes, 144A	4.500%	12/09/25	2,483	2,464,258
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%	05/01/29	1,686	1,660,559
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	3,404	4,040,010
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%	01/12/28	2,005	1,718,721
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	1,591	1,523,212
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	02/01/28	11,304	11,028,799
Macquarie Group Ltd. (Australia), Sr. Unsec’d. Notes, MTN, 144A	4.654%	03/27/29	4,395	4,378,945
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	2,241	2,151,866
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	1,792	1,763,966
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	5,998	5,979,758
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.892%	05/18/29	2,111	2,101,604
Santander UK PLC (United Kingdom), Sub. Notes	7.950%	10/26/29	3,368	4,197,033
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%	11/07/23	505	512,669
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%	09/15/31	4,992	4,697,995
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%	03/23/28	4,192	4,165,073
UBS Group Funding Switzerland AG (Switzerland), Sub. Notes	7.625%	08/17/22	3,940	4,349,366
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%	10/23/26	3,668	3,386,796
Wells Fargo Bank NA, Sub. Notes	5.850%	02/01/37	7,193	8,226,886
Wells Fargo Bank NA, Sub. Notes	6.600%	01/15/38	2,452	3,056,331
Westpac Banking Corp. (Australia), Sub. Notes, GMTN	4.322%	11/23/31	3,073	2,960,863

				100,178,929

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	9,755	9,887,150
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.700%	05/15/28	3,329	3,274,183
Becle SAB de CV (Mexico), Gtd. Notes, 144A	3.750%	05/13/25	1,000	962,577

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Beverages (continued)
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A(a)	4.597%	05/25/28	2,803	$2,813,378
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A(a)	5.085%	05/25/48	1,453	1,464,937

				18,402,225

Biotechnology — 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35	2,353	2,421,694

Building Materials — 0.2%
CRH America Finance, Inc. (Ireland), Gtd. Notes, 144A	4.500%	04/04/48	3,057	2,867,696

Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%	07/19/22	1,800	1,738,061
Phosagro OAO Via Phosagro Bond Funding DAC (Russia), Gtd. Notes, 144A	3.949%	04/24/23	3,100	2,934,460
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	4.441%	04/24/23	575	571,781

				5,244,302

Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd.
(India), Sr. Unsec’d. Notes, 144A(a)	4.000%	07/30/27	1,033	939,870

Computers — 0.4%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	955	957,404
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A(a)	5.450%	06/15/23	862	902,201
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	2,879	3,024,077
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	2,325	2,800,041

				7,683,723

Diversified Financial Services — 1.2%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%	08/01/25	617	598,078
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%	02/15/24	724	736,559
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	1,423	1,364,917
E*TRADE Financial Corp., Sr. Unsec’d. Notes	3.800%	08/24/27	792	758,159
E*Trade Financial Corp., Sr. Unsec’d. Notes	4.500%	06/20/28	2,103	2,110,417
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	7,666	7,426,665
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	3,115	3,178,751
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	491	520,708
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A(a)	4.500%	03/15/27	1,308	1,296,643
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	4.875%	04/15/45	1,023	984,772

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
SUAM Finance BV (Colombia), Gtd. Notes, 144A	4.875%	04/17/24	2,300	$2,323,000

				21,298,669

Electric — 2.2%
Ausgrid Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	4.350%	08/01/28	3,189	3,204,016
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.800%	07/15/48	1,017	932,078
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500%	04/01/28	1,320	1,251,816
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	546	701,326
Edison International, Sr. Unsec’d. Notes	4.125%	03/15/28	2,490	2,451,666
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.450%	08/01/35	900	847,710
Entergy Louisiana LLC, Collateral Trust	4.000%	03/15/33	1,313	1,314,205
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,040	3,070,334
Massachusetts Electric Co., Unsec’d. Notes, 144A	4.004%	08/15/46	2,027	1,935,074
Minejesa Capital BV (Indonesia), Sr. Sec’d. Notes, 144A(a)	4.625%	08/10/30	1,050	954,086
Ohio Edison Co., First Mortgage	8.250%	10/15/38	978	1,442,235
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	3.300%	12/01/27	3,604	3,236,190
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	4,666	5,038,673
PPL Electric Utilities Corp., First Mortgage	5.200%	07/15/41	882	998,186
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	4,405	5,861,213
South Carolina Electric & Gas Co., First Mortgage	6.050%	01/15/38	2,791	3,167,703
South Carolina Electric & Gas Co., First Mortgage	6.625%	02/01/32	825	971,182

				37,377,693

Electronics — 0.2%
Trimble, Inc., Sr. Unsec’d. Notes	4.900%	06/15/28	2,708	2,703,188

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. (Brazil), Gtd. Notes	4.000%	01/14/25	1,800	1,661,400

Gas — 0.2%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,788	2,749,806

Healthcare-Services — 0.4%
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	994	979,357
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	3,374	3,095,645
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	1,367	1,384,286
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	1,870	1,846,165
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	317	327,470

				7,632,923

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	1,150	1,123,652
Assurant, Inc., Sr. Unsec’d. Notes	4.900%	03/27/28	1,668	1,667,747
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	813	967,087
Securian Financial Group, Inc., Sr. Unsec’d. Notes, 144A	4.800%	04/15/48	1,982	1,972,122

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Insurance (continued)
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	6,461	$6,801,356
Unum Group, Sr. Unsec’d. Notes	5.750%	08/15/42	960	1,020,702
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,192,558

				15,745,224

Internet — 1.0%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes(a)	3.600%	11/28/24	4,350	4,280,064
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	4.200%	12/06/47	1,664	1,514,779
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	4.400%	12/06/57	200	184,840
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	5.200%	12/03/25	1,882	2,068,911
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.875%	09/29/23	2,610	2,589,008
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.375%	05/02/19	1,900	1,907,497
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.595%	01/19/28	5,412	5,119,860

				17,664,959

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/10/39	844	955,830

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,675	2,121,211

Machinery – Diversified — 0.3%
Nvent Finance Sarl (United Kingdom), Gtd. Notes, 144A	4.550%	04/15/28	4,416	4,332,858

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	1,534	2,161,820
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,026	5,658,634
Comcast Corp., Gtd. Notes	3.969%	11/01/47	5,713	5,032,348
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	4.500%	06/30/43	472	400,203
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	4,955	6,552,921
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,281	2,585,533

				22,391,459

Mining — 0.4%
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.000%	09/11/27	4,636	4,316,217
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.550%	10/25/42	3,197	3,197,128

				7,513,345

Miscellaneous Manufacturing — 0.4%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.150%	08/07/37	3,590	4,201,544
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	2.350%	10/15/26	3,645	3,280,086

				7,481,630

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas — 1.4%
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	7,189	$7,793,394
Equinor ASA (Norway), Gtd. Notes	7.150%	11/15/25	1,904	2,304,467
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	2,893	3,668,733
Petroleos Mexicanos (Mexico), Gtd. Notes	4.500%	01/23/26	3,664	3,437,565
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	2,031	1,954,838
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	3,057,317
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,489	2,415,592

				24,631,906

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	3.337%	12/15/27	3,564	3,316,408
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	2,413	3,165,146
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	3.950%	12/01/42	1,413	1,191,900

				7,673,454

Pharmaceuticals — 0.2%
Bayer Corp. (Germany), Gtd. Notes, 144A	6.650%	02/15/28	872	1,019,671
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	2,151	2,121,766

				3,141,437

Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.600%	11/02/47	1,000	915,999
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/48	2,240	2,172,044
Energy Transfer LP, Gtd. Notes	7.500%	07/01/38	4,555	5,198,723
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	6.450%	05/01/21	4,250	4,526,767
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	3,716	4,537,919
Peru LNG Srl (Peru), Sr. Unsec’d. Notes, 144A	5.375%	03/22/30	530	524,700

				17,876,152

Real Estate Investment Trusts (REITs) — 0.6%
EPR Properties, Gtd. Notes(a)	4.750%	12/15/26	1,220	1,193,284
EPR Properties, Gtd. Notes	4.950%	04/15/28	4,679	4,577,762
Goodman US Finance Four LLC (Australia), Gtd. Notes, 144A	4.500%	10/15/37	1,080	1,070,291
SL Green Operating Partnership LP, Gtd. Notes	3.250%	10/15/22	1,276	1,239,972
VEREIT Operating Partnership LP, Gtd. Notes	3.950%	08/15/27	2,309	2,150,968

				10,232,277

Semiconductors — 0.3%
Marvell Technology Group Ltd., Sr. Unsec’d. Notes	4.200%	06/22/23	1,150	1,149,824
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	3,628	3,450,828

				4,600,652

Software — 0.3%
Oracle Corp., Sr. Unsec’d. Notes	6.125%	07/08/39	2,712	3,326,790
salesforce.com, Inc., Sr. Unsec’d. Notes	3.700%	04/11/28	1,589	1,577,637

				4,904,427

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	4,104	$4,279,203
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.862%	08/21/46	2,651	2,533,221
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	05/30/28	1,725	1,704,495
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.250%	05/30/48	1,875	1,869,812

				10,386,731

Transportation — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	5.750%	05/01/40	6,656	7,886,639
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000%	06/01/28	1,590	1,605,362

				9,492,001

Water — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	3,000	3,036,562

TOTAL CORPORATE BONDS (cost $411,470,366)				400,355,864

SOVEREIGN BONDS — 4.4%
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	858,551
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	3.717%	01/25/27	2,100	1,945,650
Cayman Islands Government Bond (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	1,000	1,042,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.875%	04/25/27	2,130	2,059,710
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%	01/08/27	3,258	3,210,182
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.375%	07/21/22	7,896	7,665,346
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.375%	11/16/22	9,990	9,661,540
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	5,122	5,137,366
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	1,000	1,015,080
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300%	03/15/28	12,575	12,551,926
Province of Ontario Canada (Canada), Unsec’d. Notes	2.200%	10/03/22	20,738	19,968,929
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.375%	01/31/22	8,827	8,635,294
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48	925	922,188
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975%	04/20/55	1,300	1,261,000

TOTAL SOVEREIGN BONDS (cost $76,859,065)				75,935,262

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BOND — 0.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pennsylvania
Commonwealth of Pennsylvania, General Obligation Unlimited (cost $1,224,148)	5.350%		05/01/30	1,160	$1,198,524

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.0%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost $862,014)	2.069%	(cc)	09/25/42	862	811,073

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.7%
Federal Home Loan Mortgage Corp.	4.000%		08/01/47	16,419	16,759,323
Federal Home Loan Mortgage Corp.	5.000%		09/01/20	478	481,235
Federal Home Loan Mortgage Corp.	5.000%		05/01/23	266	269,921
Federal Home Loan Mortgage Corp.	5.000%		06/01/26	1,369	1,415,254
Federal National Mortgage Assoc.	3.500%		04/01/43	3,142	3,161,242
Federal National Mortgage Assoc.	3.500%		06/01/43	3,416	3,449,307
Federal National Mortgage Assoc.	3.500%		06/01/43	3,371	3,391,657
Federal National Mortgage Assoc.	3.500%		07/01/43	4,607	4,634,548
Federal National Mortgage Assoc.	3.500%		TBA	2,000	1,990,591
Federal National Mortgage Assoc.	4.000%		10/01/40	3,211	3,297,485
Federal National Mortgage Assoc.	4.000%		01/01/42	4,261	4,376,014
Federal National Mortgage Assoc.	4.000%		07/01/42	2,745	2,819,018
Federal National Mortgage Assoc.	4.000%		06/01/43	8,152	8,372,210
Federal National Mortgage Assoc.	4.000%		02/01/45	3,722	3,845,714
Federal National Mortgage Assoc.	4.000%		09/01/47	17,954	18,328,300
Federal National Mortgage Assoc.	4.000%		TBA	184,500	188,098,082
Federal National Mortgage Assoc.	4.500%		TBA	170,000	177,013,962
Federal National Mortgage Assoc.	5.500%		09/01/36	858	932,515

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $443,812,880)					442,636,378

U.S. TREASURY OBLIGATIONS — 24.9%
U.S. Treasury Bonds(a)	3.000%		02/15/48	21,292	21,363,528
U.S. Treasury Bonds	3.125%		05/15/48	35,123	36,098,487
U.S. Treasury Bonds	3.625%		02/15/44	39,198	43,728,738
U.S. Treasury Bonds	4.375%		05/15/41	6,649	8,213,853
U.S. Treasury Notes	1.625%		11/15/22	45,861	43,811,587
U.S. Treasury Notes	1.875%		04/30/22	3,177	3,082,807
U.S. Treasury Notes(a)	2.500%		05/31/20	44,394	44,373,190
U.S. Treasury Notes	2.500%		06/30/20	41,992	41,965,755
U.S. Treasury Notes	2.625%		06/30/23	139,544	138,862,633
U.S. Treasury Notes	2.750%		02/15/28	10,051	9,965,017
U.S. Treasury Notes/Bond	2.750%		04/30/23	38,018	38,055,127

TOTAL U.S. TREASURY OBLIGATIONS (cost $428,086,872)					429,520,722

TOTAL LONG-TERM INVESTMENTS (cost $1,936,149,276)					1,921,618,800

				Shares
SHORT-TERM INVESTMENTS —17.7%
AFFILIATED MUTUAL FUNDS — 9.9%
PGIM Core Ultra Short Bond Fund(w)				43,547,799	43,547,799

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

			Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $125,870,714; includes $125,699,933 of cash collateral for securities on loan)(b)(w)			125,858,128	$125,870,714

TOTAL AFFILIATED MUTUAL FUNDS (cost $169,418,513)				169,418,513

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) —7.8%
U.S. Treasury Bills	1.804%	07/26/18	74,218	74,132,525
U.S. Treasury Bills	1.883%	08/30/18	60,888	60,702,393

TOTAL U.S. TREASURY OBLIGATIONS (cost $134,830,032)				134,834,918

TOTAL SHORT-TERM INVESTMENTS (cost $304,248,545)				304,253,431

TOTAL INVESTMENTS — 129.2% (cost $2,240,397,821)				2,225,872,231
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (29.2)%				(502,482,009)

NET ASSETS — 100.0%				$1,723,390,222

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,074,501; cash collateral of $125,699,933 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
782	2 Year U.S. Treasury Notes	Sep. 2018	$165,649,595	$(144,109)
62	5 Year U.S. Treasury Notes	Sep. 2018	7,044,266	9,628

				(134,481)

Short Positions:
147	10 Year U.S. Ultra Treasury Notes	Sep. 2018	18,850,453	16,086
102	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	16,275,375	(60,563)

				(44,477)

				$(178,958)

Cash of $345,178 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$213,521,517	$—
Collateralized Loan Obligations	—	69,840,733	—
Consumer Loans	—	4,167,620	—
Credit Cards	—	89,383,274	—
Equipment	—	34,914,939	—
Other	—	7,741,279	—
Student Loans	—	31,359,441	—
Commercial Mortgage-Backed Securities	—	120,232,174	—
Corporate Bonds	—	400,355,864	—
Sovereign Bonds	—	75,935,262	—
Municipal Bond	—	1,198,524	—
Residential Mortgage-Backed Security	—	811,073	—
U.S. Government Agency Obligations	—	442,636,378	—
U.S. Treasury Obligations	—	564,355,640	—
Affiliated Mutual Funds	169,418,513	—	—
Other Financial Instruments*
Futures	(178,958)	—	—

Total	$169,239,555	$2,056,453,718	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	32.7%
U.S. Government Agency Obligations	25.7
Automobiles	12.4
Affiliated Mutual Funds (7.3% represents investments purchased with collateral from securities on loan)	9.9
Commercial Mortgage-Backed Securities	7.0
Banks	5.8
Credit Cards	5.2
Sovereign Bonds	4.4
Collateralized Loan Obligations	4.1
Electric	2.2
Equipment	2.0
Student Loans	1.8
Oil & Gas	1.4
Media	1.3
Diversified Financial Services	1.2
Beverages	1.1
Pipelines	1.0
Internet	1.0
Insurance	0.9
Auto Manufacturers	0.8
Telecommunications	0.6
Real Estate Investment Trusts (REITs)	0.6
Transportation	0.6
Other	0.5
Computers	0.4

Oil & Gas Services	0.4%
Healthcare-Services	0.4
Mining	0.4
Miscellaneous Manufacturing	0.4
Chemicals	0.3
Software	0.3
Semiconductors	0.3
Machinery-Diversified	0.3
Consumer Loans	0.2
Pharmaceuticals	0.2
Water	0.2
Building Materials	0.2
Gas	0.2
Electronics	0.2
Biotechnology	0.1
Leisure Time	0.1
Forest Products & Paper	0.1
Municipal Bonds	0.1
Iron/Steel	0.1
Commercial Services	0.1
Residential Mortgage-Backed Securities	0.0 *
Aerospace & Defense	0.0 *

129.2
Liabilities in excess of other assets	(29.2)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk . The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$25,714	*	Due from/to broker — variation margin futures	$204,672	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,250,107)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(178,958)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)
$141,914,800	$27,293,578

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$123,074,501	$(123,074,501)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $123,074,501:
Unaffiliated investments (cost $2,070,979,308)	$2,056,453,718
Affiliated investments (cost $169,418,513)	169,418,513
Deposit with broker for futures	345,178
Receivable for investments sold	181,326,180
Dividends and interest receivable	9,378,251
Receivable for fund share sold	377,793
Due from broker-variation margin futures	66,042
Prepaid expenses	5,037

Total Assets	2,417,370,712

LIABILITIES:
Payable for investments purchased	566,146,611
Payable to broker for collateral for securities on loan	125,699,933
Cash segregated from Counterparty—TBA	1,220,000
Payable for fund share repurchased	359,637
Management fees payable	283,567
Accrued expenses and other liabilities	211,486
Distribution fee payable	58,891
Affiliated transfer agent fee payable	365

Total Liabilities	693,980,490

NET ASSETS	$1,723,390,222

Net assets were comprised of:
Partners Equity	$1,723,390,222

Net asset value and redemption price per share, $1,723,390,222 / 138,785,108 outstanding shares of beneficial interest	$12.42

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$25,012,749
Affiliated dividend income	572,271
Income from securities lending, net (including affiliated income of $86,368)	95,749

25,680,769

EXPENSES
Management fees	4,158,923
Distribution fee	2,164,501
Custodian and accounting fees	82,689
Audit fee	15,720
Trustees’ fees	13,306
Legal fees and expenses	7,045
Shareholders’ reports	3,933
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	18,256

Total expenses	6,467,839

NET INVESTMENT INCOME (LOSS)	19,212,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,544))	(29,300,022)
Futures transactions	(1,250,107)

(30,550,129)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,148)	(20,771,728)
Futures	(178,958)
Foreign currencies	(287)

(20,950,973)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(51,501,102)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,288,172)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,212,930	$31,299,336
Net realized gain (loss) on investment and foreign currency transactions	(30,550,129)	7,426,521
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(20,950,973)	22,875,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,288,172)	61,601,824

FUND SHARE TRANSACTIONS:
Fund share sold [5,655,833 and 10,899,883 shares, respectively]	70,350,550	135,989,373
Fund share repurchased [9,074,720 and 34,664,183 shares, respectively]	(112,722,541)	(428,883,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(42,371,991)	(292,894,471)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,660,163)	(231,292,647)
NET ASSETS:
Beginning of period	1,798,050,385	2,029,343,032

End of period	$1,723,390,222	$1,798,050,385

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.7% ASSET-BACKED SECURITIES — 22.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 0.6%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	2,180	$2,144,089
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	5,100	5,047,916
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 144A	3.700%		09/20/24	7,800	7,834,691
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	900	890,196
Hertz Vehicle Financing II LP, Series 2016-2A, Class A, 144A	2.950%		03/25/22	300	295,746
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	2,500	2,485,904

					18,698,542

Collateralized Loan Obligations — 15.3%
Allegro CLO Ltd., Series 2018-2A, Class A, 3 Month LIBOR + 1.100%, 144A	3.342%	(c)	07/15/31	5,000	5,000,000
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A	3.838%	(c)	10/15/28	8,750	8,763,254
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	3.618%	(c)	07/15/30	8,500	8,519,848
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A	3.628%	(c)	07/15/29	2,500	2,507,173
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	3.648%	(c)	01/16/30	5,500	5,510,188
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	5,000	4,989,160
Battalion CLO Ltd (Cayman Islands), Series 2018-12A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.400%	(c)	05/17/31	5,000	4,999,656
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.523%	(c)	04/17/26	6,000	5,999,827
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 3 Month LIBOR + 1.190%, 144A (original cost $9,900,000; purchased 03/22/17)(f)	3.543%	(c)	10/17/26	9,900	9,899,916
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A	3.695%	(c)	07/18/30	5,500	5,523,990
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.672%	(c)	04/13/27	4,500	4,494,762
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.310%	(c)	04/17/31	10,000	9,961,911
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A	3.809%	(c)	01/20/29	12,000	12,039,707

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A	3.579%	(c)	07/20/31	2,750	$2,757,432
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A	3.755%	(c)	10/18/26	5,000	5,009,600
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.472%	(c)	01/22/31	5,000	4,991,644
CIFC Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A	3.093%	(c)	04/20/31	7,000	6,952,620
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A	3.798%	(c)	07/15/26	2,450	2,448,753
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	10/15/26	8,750	8,748,680
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A	3.905%	(c)	04/18/27	3,750	3,769,592
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	2.899%	(c)	01/16/26	10,000	10,000,000
Galaxy CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 3 Month LIBOR + 1.400%, 144A	3.748%	(c)	07/15/26	9,000	9,000,041
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 3 Month LIBOR + 1.170%, 144A	3.518%	(c)	10/15/26	2,750	2,749,537
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	15,000	14,999,134
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	2.897%	(c)	04/15/27	20,000	20,007,376
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 3 Month LIBOR + 1.270%, 144A	3.625%	(c)	07/18/30	20,000	20,033,374
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	07/15/26	15,000	14,997,927
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.548%	(c)	10/15/26	15,000	14,997,471
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A	3.324%	(c)	04/25/31	15,000	14,944,212
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.036%	(c)	02/20/31	10,000	9,999,945
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.075%	(c)	01/16/31	9,000	8,996,873
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.589%	(c)	10/12/30	1,500	1,504,837
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 3 Month LIBOR + 1.120%, 144A	3.169%	(c)	07/15/31	10,000	10,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	6,000	$5,970,677
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	3.608%	(c)	07/15/30	6,250	6,264,903
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A	3.799%	(c)	10/30/27	7,500	7,517,824
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A	3.433%	(c)	04/17/31	9,000	8,979,675
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.483%	(c)	01/17/31	4,000	3,999,732
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.631%	(c)	05/21/29	5,000	5,007,586
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	3.629%	(c)	07/20/30	10,750	10,774,297
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362%	(c)	07/16/31	6,000	6,000,000
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.432%	(c)	01/26/31	4,000	3,991,239
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A	3.640%	(c)	07/25/30	4,500	4,503,942
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	3.593%	(c)	01/17/30	6,750	6,746,123
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A	3.898%	(c)	01/15/29	3,500	3,511,276
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A	3.578%	(c)	07/15/29	1,500	1,503,105
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	2.871%	(c)	01/20/31	6,000	5,994,054
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A	4.060%	(c)	10/25/28	11,500	11,500,000
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A	3.680%	(c)	07/25/29	6,500	6,525,530
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A	3.570%	(c)	01/25/31	5,000	5,014,746
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.314%	(c)	04/25/31	8,000	7,982,449
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A	4.009%	(c)	10/20/28	7,750	7,767,141

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	3.679%	(c)	04/20/29	9,000	$9,028,566
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	4,500	4,503,960
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 1.100%, 144A^	3.429%	(c)	07/17/31	20,000	19,950,000
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A	3.718%	(c)	07/15/29	7,750	7,779,461
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.075%	(c)	04/15/29	15,000	14,930,570

					450,865,296

Consumer Loans — 1.9%
Lendmark Funding Trust, Series 2017-2A, Class A, 144A	2.800%		05/20/26	4,900	4,835,905
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 144A	2.920%		12/20/29	7,500	7,390,454
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	1,049	1,048,248
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	6,400	6,440,136
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	1,500	1,456,589
Oportun Funding LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	3,250	3,197,060
Oportun Funding LLC, Series 2017-B, Class A, 144A	3.220%		10/10/23	7,500	7,393,613
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610%		03/08/24	2,970	2,957,564
Oportun Funding LLC, Series 2018-B, Class A, 144A	3.910%		07/08/24	4,000	3,999,555
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	7,246	7,219,456
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	10,718	10,713,846

					56,652,426

Credit Cards — 0.3%
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	2.673%	(c)	12/15/26	8,400	8,486,286

Home Equity Loans — 1.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	3.141%	(c)	12/25/33	332	329,266
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	2.731%	(c)	05/25/34	1,092	1,064,454
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.871%	(c)	04/25/34	2,046	2,022,267

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Equity Loans (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.441%	(c)	02/25/33	1,131	$1,118,115
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	3.171%	(c)	01/25/34	1,704	1,705,306
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.825%	2.916%	(c)	08/25/33	413	401,309
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.791%	(c)	06/25/34	2,043	1,993,752
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 1 Month LIBOR + 3.530%	5.598%	(c)	01/15/33	114	114,863
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1, 1 Month LIBOR + 0.980%	3.048%	(c)	12/15/33	818	817,773
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.901%	(c)	06/25/34	2,410	2,403,410
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	3.141%	(c)	12/25/34	1,206	1,174,366
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	3.111%	(c)	06/25/34	3,014	3,052,660
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3, 1 Month LIBOR + 1.500%	3.591%	(c)	03/25/43	838	828,273
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.946%	(c)	07/25/34	3,024	3,017,060
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.571%	(c)	01/25/34	3,628	3,517,748
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1 Month LIBOR + 0.900%	2.991%	(c)	12/25/34	965	967,532
Home Equity Asset Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.291%	(c)	10/25/33	800	788,034
Home Equity Asset Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	3.141%	(c)	02/25/34	2,229	2,181,991
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A	3.852%	(c)	01/28/70	2,096	2,136,658
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.791%	(c)	09/25/34	858	847,461
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	2.991%	(c)	04/25/34	2,478	2,446,309
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.811%	(c)	12/25/34	4,531	4,472,236
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.111%	(c)	10/25/33	165	163,776

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Equity Loans (continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	2.831%	(c)	01/25/34	1,566	$1,555,138
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.991%	(c)	05/25/34	2,317	2,312,873
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1, 1 Month LIBOR + 1.575%	3.666%	(c)	11/25/32	587	585,600
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.710%	2.796%	(c)	08/25/35	2,226	2,233,969
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	4,826	4,864,662
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2, 1 Month LIBOR + 0.640%	2.731%	(c)	08/25/33	924	905,680
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.991%	(c)	01/25/34	5,573	5,530,610
Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 1 Month LIBOR + 0.500%	2.591%	(c)	12/25/33	976	959,712
Saxon Asset Securities Trust, Series 2004-1, Class A, 1 Month LIBOR + 0.540%	2.049%	(c)	03/25/35	405	387,040

					56,899,903

Residential Mortgage-Backed Securities — 1.9%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R1, Class A2, 1 Month LIBOR + 0.600%	2.691%	(c)	02/25/34	246	235,789
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%	2.871%	(c)	10/25/34	1,068	1,065,213
Countrywide Asset-Backed Certificates Trust, Series 2004-12, Class AF6	4.634%	(cc)	03/25/35	95	96,878
Countrywide Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	3.141%	(c)	11/25/34	1,100	1,100,811
Countrywide Asset-Backed Certificates Trust, Series 2004-SD1, Class A1, 1 Month LIBOR + 0.680%, 144A	2.771%	(c)	06/25/33	718	714,268
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	4.681%	(cc)	05/25/35	111	110,272
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	5.132%	(c)	12/26/46	10,486	10,724,637
LSFVT, Series 2018-1, 1 Month Libor + 2.000%^	3.982%	(c)	04/01/21	13,310	13,270,070
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3, 1 Month LIBOR + 2.475%	4.566%	(c)	06/25/34	1,102	1,099,124
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.845%	3.936%	(c)	01/25/35	822	830,368
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1 Month LIBOR + 0.800%	2.891%	(c)	07/25/34	7,275	7,247,723

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (continued)
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1 Month LIBOR + 0.840%	2.931%	(c)	08/25/34		921	$924,321
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	3.031%	(c)	09/25/34		2,931	2,920,829
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%	(cc)	06/25/57		4,366	4,260,516
Towd Point Mortgage Trust, Series 2017-6, Class A1, 144A	2.750%	(cc)	10/25/57		10,438	10,171,931
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47		665	663,023
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		06/25/47		933	928,006

						56,363,779

Student Loans — 0.3%
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A	2.941%	(c)	05/25/41		2,714	2,761,870
Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A	3.091%	(c)	01/25/41		1,298	1,304,652
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 144A	2.650%		01/25/41		3,476	3,390,120

						7,456,642

TOTAL ASSET-BACKED SECURITIES (cost $649,748,940)						655,422,874

BANK LOANS — 0.4%
Internet Software & Services — 0.1%
Mcafee, LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.590%	(c)	09/30/24		4,087	4,103,836

Oil & Gas — 0.2%
EG American LLC, Term Loan	—%	(p)	02/01/26		1,600	1,584,000
EG Finco, Ltd., Term B, 3 Month GBP LIBOR + 4.750%	5.510%	(c)	02/06/25	GBP	810	1,057,304
EG Finco, Ltd., Term B1, 1 - 3 Month EURIBOR + 4.000%	4.000%	(c)	02/07/25	EUR	1,185	1,366,709
Euro Garages, Ltd., Term Loan	—%	(p)	02/28/25	EUR	600	692,802
Euro Garages, Ltd., Term Loan	—%	(p)	03/31/26	EUR	935	1,085,070

						5,785,885

Pharmaceuticals — 0.0%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250%	(c)	11/21/24	EUR	910	1,066,044

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.600%	(c)	12/31/18		1,954	1,951,634

TOTAL BANK LOANS (cost $13,140,445)						12,907,399

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	20,000	$19,274,602
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51	7,550	7,489,749
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50	9,000	8,627,463
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	19,000	18,018,587
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%		08/15/50	12,600	12,129,680
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	8,883	8,687,871
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	9,266	9,310,356
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48	11,112	11,068,957
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	22,600	22,478,172
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A3	3.209%		10/12/50	9,800	9,420,345
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,941,869
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,497	9,342,591
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	16,799,043
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	15,246,982
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	7,910,748
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	16,392,156
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	14,641,800
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	18,860,282
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/48	13,500	13,391,545
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	12,000	11,259,272
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	21,493,941
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50	7,625	7,282,563
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	11,300	10,494,885
Fannie Mae-Aces, Series 2015-M17, Class A2	3.036%	(cc)	11/25/25	10,700	10,479,882
Fannie Mae-Aces, Series 2017-M4, Class A2	2.683%	(cc)	12/25/26	25,000	23,523,465
Fannie Mae-Aces, Series 2018-M4, Class A2	3.144%	(cc)	03/25/28	9,750	9,431,760
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.679%	(cc)	06/25/20	28,908	693,572
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.553%	(cc)	05/25/22	45,057	2,025,120
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.590%	(cc)	06/25/22	24,524	1,167,456
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.973%	(cc)	09/25/22	39,298	1,154,607
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.986%	(cc)	10/25/22	32,191	1,000,772
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.804%	(cc)	11/25/25	131,323	5,250,925

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.501%	(cc)	03/25/26	27,776	$2,399,346
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2	3.303%	(cc)	11/25/27	8,700	8,599,652
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	4,300	4,301,157
FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2	3.350%		01/25/28	5,000	4,959,448
FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class AM	3.650%	(cc)	02/25/28	8,075	8,171,703
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.859%	(cc)	05/25/19	33,586	338,241
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.800%	(cc)	07/25/19	34,350	356,940
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.286%	(cc)	02/25/32	29,560	4,411,651
FHLMC Multifamily Structured Pass-Through Certificates, Series W5FX, Class AFX	3.214%	(cc)	04/25/28	5,230	5,134,053
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	7,920,119
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,514	2,512,731
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,480,641
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224%		07/15/50	15,500	14,918,952
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	883	883,311
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	4,917,967
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	5,916	5,841,799
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	7,974	7,755,979
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	4,502	4,408,384
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	13,254,424
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	10,175	10,373,340
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	12,963	12,731,872
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,184	11,979,255
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	3,610	3,624,451
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,424,196
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%		08/15/49	11,300	10,336,870
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%		12/15/49	5,800	5,727,316
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%		10/15/49	15,500	14,448,926
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50	9,500	9,125,708
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class ASB	3.212%		09/15/50	6,900	6,755,467

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3	3.210%		11/15/50		15,000	$14,386,059

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $584,834,951)						565,770,976

				Shares
COMMON STOCK — 0.0%
Oil & Gas
Frontera Energy Corp. (Colombia)* (cost $1,279,096)					64,148	931,750

				Principal Amount (000)#
CORPORATE BONDS — 32.5%
Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	2.875%		05/11/20		4,585	4,580,017
General Dynamics Corp., Gtd. Notes	3.000%		05/11/21		5,485	5,467,379

						10,047,396

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%		08/14/20		2,340	2,286,708
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%		08/15/24		6,445	6,104,919
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%		08/04/41		1,350	1,646,750

						10,038,377

Airlines — 0.6%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		12/15/29		2,688	2,546,852
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		10/11/25		3,883	3,920,085
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		04/29/26		966	969,508
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400%		04/19/21		7,770	7,735,011
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30		3,213	2,973,747

						18,145,203

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	1,345	1,641,374

Auto Manufacturers — 1.1%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100%		04/12/21		1,455	1,445,921
BMW US Capital LLC (Germany), Gtd. Notes, 3 Month LIBOR + 0.410%, 144A	2.749%	(c)	04/12/21		1,090	1,093,685
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.100%		05/04/20		2,645	2,639,625
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%		05/04/21		4,410	4,392,873

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Auto Manufacturers (continued)
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		5,490	$4,745,078
Ford Motor Co., Sr. Unsec’d. Notes	5.291%		12/08/46		435	403,128
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		5,000	4,958,556
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25		4,620	4,484,001
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		5,215	5,404,331
General Motors Financial Co., Inc., Gtd. Notes	3.550%		04/09/21		950	946,920
General Motors Financial Co., Inc., Gtd. Notes, 3 Month LIBOR + 0.850%	3.187%	(c)	04/09/21		1,260	1,266,554

						31,780,672

Auto Parts & Equipment — 0.4%
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250%		09/15/23	EUR	2,240	2,642,688
Lear Corp., Sr. Unsec’d. Notes	5.250%		01/15/25		6,325	6,504,962
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22		1,634	1,663,603

						10,811,253

Banks — 11.1%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%		02/23/23		1,000	948,910
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22		2,600	2,536,132
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23		1,400	1,369,189
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.459%	(c)	04/12/23		1,000	998,773
Bank of America Corp., Jr. Sub. Notes	5.125%		12/29/49		4,145	4,176,088
Bank of America Corp., Jr. Sub. Notes	6.300%		12/29/49		1,490	1,573,812
Bank of America Corp., Sr. Unsec’d. Notes	3.004%		12/20/23		1,938	1,878,963
Bank of America Corp., Sr. Unsec’d. Notes	3.419%		12/20/28		13,042	12,281,316
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%		01/20/28		7,665	7,476,795
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23		1,245	1,265,516
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%		01/20/48		505	493,029
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25		8,575	8,397,795
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26		6,375	6,389,771
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	3.100%		04/13/21		1,640	1,633,449
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.802%	(c)	04/13/21		1,600	1,602,976
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%		12/29/49		3,465	3,278,756
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19		3,445	3,417,609
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23		2,010	1,954,647
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		725	704,167
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%		05/16/29		4,900	4,854,511
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.500%		03/01/23		7,590	7,398,003
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%		04/30/21		11,965	11,937,399
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21		2,060	1,974,381
Citibank NA, Sr. Unsec’d. Notes	3.050%		05/01/20		14,140	14,134,842
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26		1,780	1,655,275
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%		07/24/28		2,000	1,902,820
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28		1,540	1,491,544
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/29/49		2,575	2,652,250

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Citigroup, Inc., Jr. Sub. Notes	6.125%		12/29/49	4,975	$5,192,656
Citigroup, Inc., Jr. Sub. Notes	6.250%		12/29/49	3,315	3,439,312
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,940	1,880,346
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	945	1,329,261
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	1,000	975,791
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	3,745	3,683,702
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	3,835	3,646,794
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	1,700	1,687,690
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	5,555	5,482,931
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	3,960	3,830,238
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.000%		10/19/21	600	578,072
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	4,250	4,095,274
Discover Bank, Sr. Unsec’d. Notes	3.350%		02/06/23	5,855	5,705,681
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%		12/29/49	1,035	1,011,712
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%		12/29/49	7,490	7,621,075
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	6,950	6,548,391
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,290	1,249,879
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	1,680	1,613,350
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%		05/01/29	3,000	2,954,730
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	6,590	6,925,631
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	8,700,438
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,637,499
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,980	1,969,898
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%		12/31/49	7,950	8,097,075
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829%	(c)	04/29/49	4,350	4,382,625
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	4,110	3,817,756
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	5,930	5,607,336
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	9,245	9,159,298
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.509%		01/23/29	1,310	1,241,166
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%		02/01/28	5,075	4,951,447
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.964%		11/15/48	1,540	1,384,673
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005%		04/23/29	3,820	3,769,063
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	8,792,503
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300%		05/07/21	7,400	7,386,870
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%		01/24/29	3,610	3,477,616
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%		07/22/28	2,055	1,953,169
Morgan Stanley, Jr. Sub. Notes	5.450%		07/29/49	2,975	3,014,062
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	3,255	3,108,418
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	5,340	5,346,055
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	7,000	7,407,288
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	8,155	7,585,987
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	7,600	7,831,453
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	410	498,018
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	550	548,466

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date		Principal Amount (000)#	Value
Banks (continued)
PNC Bank NA, Sub. Notes	4.200%		11/01/25		2,545	$2,587,404
Royal Bank of Canada (Canada), Sr. Unsec’d Notes, GMTN	3.200%		04/30/21		13,425	13,419,203
Royal Bank of Canada (Canada), Sr. Unsec’d Notes, GMTN, 3 Month LIBOR + 0.390%	2.749%	(c)	04/30/21		4,960	4,958,323
State Street Corp., Jr. Sub. Notes	5.250%		12/29/49		3,540	3,636,465
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%		08/15/23		7,290	6,977,372

						327,078,180

Beverages — 0.1%
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	3.551%		05/25/21		2,540	2,542,244

Biotechnology — 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41		555	650,861

Building Materials — 0.1%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%		11/15/24		4,015	3,964,812

Chemicals — 0.8%
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44		2,105	1,857,662
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41		3,800	3,996,572
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25		6,706	6,625,577
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55		2,680	2,477,604
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		250	267,553
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33		1,305	1,319,381
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43		455	458,328
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		4,910	5,081,879

						22,084,556

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%		12/01/26		5,690	5,348,842
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%		06/01/34		1,025	1,230,820
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37		2,050	2,561,885
SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	1.375%		10/11/19		4,000	3,928,748
United Rentals North America, Inc., Gtd. Notes	4.875%		01/15/28		1,020	944,469
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25		935	942,012
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		520	504,400
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26		400	404,000

						15,865,176

Computers — 0.1%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		2,560	2,566,445
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18		751	752,090

						3,318,535

Diversified Financial Services — 1.2%
American Express Co., Sr. Unsec’d. Notes	3.375%		05/17/21		9,660	9,671,518
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	1,150	1,403,883
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%		07/24/24		9,635	9,545,054
CDP Financial, Inc. (Canada), Gtd. Notes	3.150%		07/24/24		2,000	1,981,330
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25		4,895	4,673,980

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Diversified Financial Services (continued)
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/34		921	$916,813
Intrum Justitia AB (Sweden), 144A	3.125%	07/15/24	EUR	1,310	1,430,579
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		1,975	2,047,790
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19		175	176,400
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%	09/19/22		1,500	1,442,913
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%	12/02/24		1,100	1,298,028
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20		1,750	1,731,548

					36,319,836

Electric — 2.5%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23		545	518,431
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25		1,205	1,101,822
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950%	03/01/48		1,750	1,717,743
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27		665	646,712
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		2,365	2,376,825
Commonwealth Edison Co., First Mortgage	4.000%	03/01/48		2,300	2,249,860
Commonwealth Edison Co., First Mortgage	6.450%	01/15/38		2,110	2,785,670
Consumers Energy Co., First Mortgage	4.050%	05/15/48		3,670	3,663,395
Dominion Energy, Inc., Jr. Sub. Notes	2.962%	07/01/19		1,875	1,870,827
Duke Energy Carolinas LLC, First Mortgage	3.950%	03/15/48		5,975	5,798,795
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46		2,030	1,868,274
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26		740	703,074
Entergy Louisiana LLC, Collateral Trust	4.000%	03/15/33		1,385	1,386,271
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22		7,110	7,027,741
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31		2,360	3,058,690
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		855	956,944
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.625%	06/15/29		1,000	1,419,590
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, GMTN, 144A	4.250%	08/14/28		1,765	1,697,326
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48		2,700	2,654,004
Northern States Power Co., First Mortgage	3.600%	09/15/47		4,475	4,125,260
Ohio Power Co., Sr. Unsec’d. Notes	4.150%	04/01/48		1,130	1,136,435
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34		2,500	2,699,675
PECO Energy Co., First Mortgage	3.700%	09/15/47		660	620,605
PPL Capital Funding, Inc., Gtd. Notes	4.000%	09/15/47		2,930	2,678,853
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44		1,500	1,559,661
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21		3,750	3,708,128
San Diego Gas & Electric Co., First Mortgage	3.950%	11/15/41		1,125	1,103,576
San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48		2,220	2,226,399
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47		3,550	3,315,208
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41		1,025	1,041,812
Southwestern Electric Power Co., Sr. Unsec’d. Notes	3.850%	02/01/48		4,655	4,302,022
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24		2,725	2,905,531

					74,925,159

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26		1,540	$1,451,450

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20		1,500	1,516,875

Foods — 0.7%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		475	467,875
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25		2,755	2,562,150
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		2,990	3,019,900
Kellogg Co., Sr. Unsec’d. Notes	3.250%	05/14/21		3,510	3,506,044
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		4,590	4,133,404
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46		2,249	1,945,618
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18		735	738,748
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47		705	641,215
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48		3,875	3,659,034

					20,673,988

Forest Products & Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25		3,620	4,409,324
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		5,100	5,630,992

					10,040,316

Gas — 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41		1,200	1,431,944
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43		240	246,144
NiSource, Inc., Sr. Unsec’d. Notes(a)	3.950%	03/30/48		3,210	2,968,473

					4,646,561

Healthcare – Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		2,250	2,846,190
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		2,030	1,963,306
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	1,400	1,701,485
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		890	898,944
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		2,400	2,400,000
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47		2,000	2,025,291
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		365	361,071
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26		1,765	1,678,570
Tenet Healthcare Corp., Sec’d. Notes, 144A(a)	5.125%	05/01/25		395	375,497
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		2,750	2,811,875
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41		3,360	3,506,423

					20,568,652

Home Builders — 0.1%
PulteGroup, Inc., Gtd. Notes(a)	5.000%	01/15/27		2,240	2,128,000

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26		1,250	1,209,375

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	2,250	$2,566,644

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200%	04/01/26		2,050	1,980,413

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,630	1,517,910
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		1,700	1,774,121
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR	2,100	2,502,394
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		3,890	3,889,947
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35		950	1,134,624
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42		1,910	2,331,783
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37		2,155	2,563,436
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		740	757,698
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46		1,330	1,353,467
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42		235	236,414
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34		1,500	1,816,449
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47		2,915	2,787,708
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		890	936,884
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		246	325,713

					23,928,548

Internet — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	3.625%	05/15/27	EUR	2,700	3,090,002

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26		8,075	7,505,465
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		2,500	2,575,000

					10,080,465

Machinery – Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,950	2,039,821

Media — 1.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		1,230	1,442,685
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26		2,500	2,412,500
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24		5,660	5,575,100
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23		615	608,659
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23		3,150	3,109,680
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25		1,910	1,847,925
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.500%	04/01/28		1,525	1,543,605
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47		1,210	1,098,798

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35		4,300	$4,493,529
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45		1,000	1,054,035
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%		08/15/24		7,280	6,896,836
Discovery Communications LLC, Gtd. Notes	5.000%		09/20/37		775	746,210
Discovery Communications LLC, Gtd. Notes	5.200%		09/20/47		1,025	994,193
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45		941	827,272
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%		01/15/25	EUR	2,200	2,687,088
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22		3,500	3,548,125
Warner Media LLC, Gtd. Notes	3.800%		02/15/27		1,075	1,015,202

						39,901,442

Mining — 0.1%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		850	976,797
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35		1,700	2,072,368

						3,049,165

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		2,390	2,419,875
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22		2,750	2,753,438

						5,173,313

Multi-National — 0.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18		5,000	5,005,732
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21		9,305	8,954,574
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%		07/18/20		1,365	1,338,656
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23		970	938,446
Inter-American Development Bank (Supranational Bank), Notes	6.800%		10/15/25		2,000	2,436,628
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22		4,792	4,623,494
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		3,300	3,375,365

						26,672,895

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		6,200	6,324,000

Oil & Gas — 2.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	2.346%	(s)	10/10/36		7,000	2,962,352
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		55	63,561
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,350	2,004,347
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%		06/15/47		1,800	1,762,199

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39		1,980	$2,174,355
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%	05/09/23		1,965	1,894,517
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47		470	473,822
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34		489	490,177
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		1,895	2,044,088
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34		1,640	1,870,172
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22		2,238	2,253,666
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22		1,455	1,430,265
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%	04/19/27		500	487,562
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24		3,110	3,528,727
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%	11/05/19		1,050	1,100,820
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	11/15/24		2,000	1,971,927
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		1,975	2,006,656
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		4,140	4,553,459
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22		112	113,904
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27		810	808,988
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		1,827	1,985,036
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25		1,650	1,524,600
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375%	03/13/22		1,160	1,189,580
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	03/13/27		4,460	4,573,373
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		1,735	1,750,268
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		4,810	4,951,847
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45		1,323	1,218,483
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	890	932,811
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%	09/21/47		4,900	4,620,210
Petroleos Mexicanos (Mexico), Gov’t. Gtd. Notes	2.830%	02/15/24		2,400	2,385,543
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22		3,450	3,350,640
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26		5,155	4,880,923
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		1,860	1,890,690

					69,249,568

Oil & Gas Services — 0.2%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		3,935	4,714,741

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23		2,795	2,763,556
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,120	1,131,225
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,250	1,302,062

					5,196,843

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		5,735	5,554,394
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,430	4,311,601
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		6,315	5,974,959
Allergan Sales LLC, Gtd. Notes, 144A	4.875%	02/15/21		2,046	2,105,837
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26		4,420	4,023,372
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38		1,020	1,003,243
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48		1,750	1,780,968

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Pharmaceuticals (continued)
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		575	$600,849
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%		07/15/23		1,900	1,562,750
Mylan NV, Gtd. Notes	2.500%		06/07/19		2,778	2,765,353
Mylan NV, Gtd. Notes	3.150%		06/15/21		4,555	4,504,986
Mylan NV, Gtd. Notes	5.250%		06/15/46		1,190	1,159,162
Nidda Healthcare Holding GmbH (Germany), Sr. Sec’d. Notes, 144A	3.500%		09/30/24	EUR	650	715,424

						36,062,898

Pipelines — 0.9%
Energy Transfer Partners LP, Gtd. Notes	4.950%		06/15/28		2,860	2,851,118
Enterprise Products Operating LLC, Gtd. Notes	5.950%		02/01/41		1,600	1,803,597
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		09/15/46		605	561,531
MPLX LP, Sr. Unsec’d. Notes	4.500%		04/15/38		2,525	2,332,210
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25		5,275	5,423,600
MPLX LP, Sr. Unsec’d. Notes	5.200%		03/01/47		290	288,151
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%		08/15/22		600	594,000
ONEOK Partners LP, Gtd. Notes	6.850%		10/15/37		3,400	4,039,664
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300%		03/01/48		340	312,428
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44		1,925	1,815,036
Williams Partners LP, Sr. Unsec’d. Notes	4.000%		11/15/21		2,100	2,118,359
Williams Partners LP, Sr. Unsec’d. Notes	4.850%		03/01/48		165	157,198
Williams Partners LP, Sr. Unsec’d. Notes	5.100%		09/15/45		3,500	3,457,122
Williams Partners LP, Sr. Unsec’d. Notes	5.400%		03/04/44		2,000	2,060,839

						27,814,853

Real Estate Investment Trusts (REITs) — 0.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%		09/01/26		3,300	3,064,875
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%		03/24/25	EUR	4,000	4,776,929
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%		11/05/19		3,000	2,962,063

						10,803,867

Retail — 0.4%
Brinker International, Inc., Gtd. Notes, 144A	5.000%		10/01/24		2,000	1,930,000
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.055%	(c)	04/17/20		2,440	2,444,988
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		4,175	4,237,625
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22		610	605,711
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%		12/01/25		2,500	2,306,250

						11,524,574

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22		3,475	3,466,159

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%		01/15/27		5,245	4,960,995

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20		3,190	$3,210,114
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,955	3,077,869
IQVIA, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	2,300	2,690,517
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56		1,250	1,221,946

					10,200,446

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		129	119,318
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		1,009	869,848
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42		165	156,291
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		456	445,036
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		1,130	1,614,420
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25		2,970	3,033,112
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33		2,580	2,498,425
Wind Tre SpA (Italy), 144A	2.625%	01/20/23	EUR	1,280	1,255,620
Wind Tre SpA (Italy), 144A	3.125%	01/20/25	EUR	2,875	2,719,585

					12,711,655

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		891	899,272

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18		2,100	2,100,270

TOTAL CORPORATE BONDS (cost $967,760,138)					955,961,700

MUNICIPAL BONDS — 2.3%
Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds	4.263%	09/15/32		625	642,956

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A	4.839%	01/01/41		2,500	2,871,750

California — 0.7%
Bay Area Toll Authority, Revenue Bonds	6.263%	04/01/49		4,890	6,792,601
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds	5.716%	07/01/39		1,475	1,827,274
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds	6.008%	07/01/39		4,900	6,053,901
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds	6.574%	07/01/45		750	1,059,352
State of California, Taxable, General Obligation Unlimited	7.500%	04/01/34		3,170	4,452,233

					20,185,361

Colorado — 0.0%
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, BABs	6.078%	12/01/40		1,000	1,252,030

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Illinois — 0.4%
Chicago O’Hare International Airport, Revenue Bonds	6.395%		01/01/40	2,970	$3,931,745
State of Illinois, General Obligation Unlimited	5.000%		11/01/22	7,055	7,458,828

					11,390,573

Maryland — 0.1%
Maryland State Transportation Authority, Revenue Bonds	5.888%		07/01/43	2,200	2,825,878

Missouri — 0.0%
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%		11/01/41	400	509,220

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds	7.102%		01/01/41	1,750	2,463,020
New Jersey Turnpike Authority, Revenue Bonds	7.414%		01/01/40	1,075	1,563,405
Rutgers State University, Revenue Bonds	5.665%		05/01/40	1,920	2,285,395

					6,311,820

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds	5.882%		06/15/44	2,000	2,602,840
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds	5.767%		08/01/36	1,320	1,568,820
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	1,940	2,060,416

					6,232,076

North Carolina — 0.2%
North Carolina State Education Assistance Authority, Revenue Bonds	3.160%	(cc)	07/25/36	5,900	5,927,966

Ohio — 0.2%
Ohio State University (The), General Receipts Bonds	4.800%		06/01/2111	4,165	4,538,725

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Revenue Bonds	5.511%		12/01/45	1,280	1,574,336
Pennsylvania Turnpike Commission, Revenue Bonds	6.105%		12/01/39	500	640,900

					2,215,236

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%		02/01/42	1,270	1,398,130

Virginia — 0.0%
University of Virginia, Revenue Bonds	4.179%		09/01/2117	1,110	1,107,569

TOTAL MUNICIPAL BONDS (cost $64,426,923)					67,409,290

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.7%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A	2.281%	(c)	03/27/36	4,993	4,887,408
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A	2.221%	(c)	02/27/37	2,783	2,734,610

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A	2.261%	(c)	05/27/36	2,310	$2,282,833
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 6 Month LIBOR + 1.500%, 144A	3.998%	(c)	09/26/45	2,033	2,086,436
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	3.791%	(c)	10/25/27	1,647	1,656,140
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A	3.691%	(c)	04/25/28	2,887	2,895,157
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	3.982%	(c)	01/25/57	3,507	3,577,585
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	4,001	3,919,293
CIM Trust, Series 2017-8, Class A1, 144A	3.000%	(cc)	12/25/65	8,081	8,068,735
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.466%	(cc)	09/25/47	2,076	1,957,713
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	6,319	4,987,107
CSMC Trust, Series 2018-3R, 1 Month LIBOR + 1.200%, 144A	3.071%	(c)	12/25/46	3,258	3,250,531
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.541%	(c)	01/25/29	2,069	2,084,622
Freddie Mac REMICS, Series 4764, Class PA	3.000%		10/15/45	14,281	14,018,863
Freddie Mac REMICS, Series 4777, Class CB	3.500%		10/15/45	8,377	8,435,164
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	6.641%	(c)	10/25/24	765	848,477
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.391%	(c)	10/25/27	4,850	5,417,283
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	3.391%	(c)	03/25/29	2,280	2,304,438
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	4.341%	(c)	11/25/28	2,326	2,381,322
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.441%	(c)	03/25/29	2,200	2,232,663
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.391%	(c)	04/25/29	5,040	5,113,023
GSMSC Resecuritization Trust, Series 2009-6R, Class 1A2, 144A	3.459%	(cc)	06/26/37	4,382	4,050,362
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A	2.231%	(c)	01/26/37	3,496	3,441,028
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A	2.231%	(c)	01/26/37	2,500	2,384,347
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A	2.231%	(c)	10/26/36	5,124	5,020,577
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A	2.231%	(c)	10/26/36	2,025	1,935,108
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.210%	2.296%	(c)	08/25/46	6,484	6,228,570
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A	3.982%	(c)	05/01/22	6,003	6,006,638

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A	3.632%	(c)	11/01/22		2,644	$2,654,610
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	3.732%	(c)	09/01/22		3,288	3,297,390
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 1 Month LIBOR + 0.500%	2.591%	(c)	09/25/37		11,593	11,050,906
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	2.741%	(c)	06/25/57		3,503	3,507,477
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.491%	(c)	03/25/28		490	489,820
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A	4.791%	(c)	03/25/28		360	360,700
Ripon Mortgages PLC (United Kingdom), Series 2017-1A, Class A1, 3 Month Libor + 0.800%, 144A	1.353%	(c)	08/20/56	GBP	13,558	17,950,642
Towd Point Mortgage Funding PLC (United Kingdom), Series 2017-A11A, Class A1, 3 Month GBP LIBOR + 0.850%, 144A	1.473%	(c)	05/20/45	GBP	10,757	14,233,848

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $162,835,071)						167,751,426

SOVEREIGN BONDS — 5.1%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%		01/11/23		4,270	3,759,778
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		01/11/48		800	598,808
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	2,104	2,445,628
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	226	259,427
Brazil Minas SPE via State of Minas Gerais (Brazil),	5.333%		02/15/28		2,840	2,712,200
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20		300	340,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		6,000	6,282,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	4.750%		04/16/26		2,005	2,148,273
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.588%		02/21/28		1,985	1,824,656
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		3,000	3,669,756
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		2,000	1,892,800
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/31	EUR	1,690	1,806,386
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/32	EUR	1,295	1,357,540
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/35	EUR	1,000	1,022,984
Hellenic Republic Government Bond (Greece), Bonds	3.500%		01/30/23	EUR	7,790	9,254,317
Hellenic Republic Government Bond (Greece), Bonds	4.200%		01/30/42	EUR	515	549,600
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%		07/17/34	EUR	745	892,615

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		560	$594,875
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		1,500	1,613,805
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		10,128	10,817,170
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45		1,070	1,051,400
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	2,000	2,511,520
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%		07/08/21	EUR	2,645	3,277,198
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	5,755	7,417,768
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		2,400	2,394,418
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.375%		06/15/33		1,370	1,485,618
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21		3,600	3,436,046
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20		1,000	984,445
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20		2,400	2,352,932
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20		2,000	1,980,454
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		600	585,002
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20		1,800	1,759,573
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21		1,600	1,554,163
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.625%		04/20/22		3,800	3,707,464
Kingdom of Belgium Government International Bond (Belgium), Notes, 144A	8.875%		12/01/24		2,000	2,596,190
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,041,356
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		1,400	1,715,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	700	895,120
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN	4.200%		04/15/20	EUR	2,000	2,519,882
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		10,485	10,852,541
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	3,590	4,979,699
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22		990	955,954
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27		2,040	1,963,098
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	(cc)	02/27/26		3,520	4,271,042
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		3,710	3,825,010
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%		04/23/48		2,690	2,681,822
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	2.375%		04/19/27	EUR	1,500	1,750,357

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%		10/29/35	EUR	1,000	$1,191,209
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.000%		04/17/25		1,765	1,756,281
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750%		03/13/28	EUR	1,250	1,359,905
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24		1,000	1,084,520
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24		4,597	4,985,538
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		09/16/25		2,635	2,704,564
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		6,000	5,793,810
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		800	776,084
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975%		04/20/55		1,210	1,173,700

TOTAL SOVEREIGN BONDS (cost $152,847,729)						150,213,801

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Mortgage Corp.	2.500%		09/01/29		408	397,021
Federal Home Loan Mortgage Corp.	2.500%		03/01/30		1,854	1,803,334
Federal Home Loan Mortgage Corp.	2.559%	(s)	12/14/29		2,400	1,624,070
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		2,238	2,233,389
Federal Home Loan Mortgage Corp.	3.000%		01/01/47		16,697	16,172,029
Federal Home Loan Mortgage Corp.	3.247%	(s)	07/15/32		1,000	617,733
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		950	952,963
Federal Home Loan Mortgage Corp.	4.000%		09/01/40		6,781	6,971,118
Federal Home Loan Mortgage Corp.	4.000%		11/01/40		3,187	3,276,949
Federal Home Loan Mortgage Corp.	4.000%		12/01/40		2,999	3,083,563
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,470	1,505,084
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,443	1,476,904
Federal Home Loan Mortgage Corp.	4.500%		12/01/40		1,896	1,994,407
Federal Home Loan Mortgage Corp.	4.500%		07/01/41		4,064	4,260,290
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32		3,400	4,550,444
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31		4,000	5,461,296
Federal National Mortgage Assoc.	2.500%		04/01/28		118	115,293
Federal National Mortgage Assoc.	2.500%		06/01/28		1,481	1,450,365
Federal National Mortgage Assoc.	2.500%		08/01/28		587	574,574
Federal National Mortgage Assoc.	2.500%		09/01/28		746	730,457
Federal National Mortgage Assoc.	3.000%		02/01/31		3,335	3,317,158
Federal National Mortgage Assoc.	3.000%		01/01/32		478	475,092
Federal National Mortgage Assoc.	3.000%		07/01/43		348	339,571
Federal National Mortgage Assoc.	3.000%		08/01/43		656	640,521
Federal National Mortgage Assoc.	3.000%		09/01/43		1,977	1,932,059
Federal National Mortgage Assoc.	3.000%		11/01/43		9,360	9,145,140
Federal National Mortgage Assoc.	3.500%		05/01/42		2,022	2,028,702
Federal National Mortgage Assoc.	3.500%		05/01/42		1,621	1,627,184
Federal National Mortgage Assoc.	3.500%		05/01/42		1,617	1,623,067
Federal National Mortgage Assoc.	3.500%		07/01/42		8,295	8,321,838
Federal National Mortgage Assoc.	3.500%		09/01/42		22,708	22,764,582
Federal National Mortgage Assoc.	3.500%		09/01/42		4,348	4,355,908
Federal National Mortgage Assoc.	3.500%		12/01/46		4,295	4,287,132
Federal National Mortgage Assoc.	3.500%		02/01/47		5,115	5,104,737
Federal National Mortgage Assoc.	4.000%		09/01/40		3,228	3,315,286
Federal National Mortgage Assoc.	4.000%		12/01/43		137	139,784

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%		TBA	33,000	$33,595,864
Federal National Mortgage Assoc.	4.500%		TBA	32,000	33,260,275
Federal National Mortgage Assoc.	4.500%		05/01/39	2,977	3,130,987
Federal National Mortgage Assoc.	4.500%		12/01/40	4,627	4,867,911
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	8,590	11,033,374
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	1,485	1,991,862
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	1,440	1,982,945
Government National Mortgage Assoc.	3.500%		09/15/41	368	371,466
Government National Mortgage Assoc.	3.500%		11/15/41	137	137,263
Government National Mortgage Assoc.	3.500%		11/15/41	7	7,098
Government National Mortgage Assoc.	3.500%		01/15/42	34	34,593
Government National Mortgage Assoc.	3.500%		02/15/42	268	270,170
Government National Mortgage Assoc.	3.500%		03/15/42	991	999,423
Government National Mortgage Assoc.	3.500%		03/15/42	14	13,840
Government National Mortgage Assoc.	3.500%		05/15/42	239	241,385
Government National Mortgage Assoc.	3.500%		06/15/42	143	143,688
Government National Mortgage Assoc.	3.500%		07/15/42	433	435,437
Government National Mortgage Assoc.	3.500%		07/15/42	415	418,588
Government National Mortgage Assoc.	3.500%		07/15/42	214	215,617
Government National Mortgage Assoc.	3.500%		07/15/42	51	50,966
Government National Mortgage Assoc.	3.500%		08/15/42	27	27,285
Government National Mortgage Assoc.	3.500%		01/15/43	188	189,899
Government National Mortgage Assoc.	3.500%		02/15/43	300	301,527
Government National Mortgage Assoc.	3.500%		04/15/43	644	650,699
Government National Mortgage Assoc.	3.500%		05/15/43	73	74,035
Government National Mortgage Assoc.	3.500%		05/15/43	53	53,818
Government National Mortgage Assoc.	3.500%		05/15/43	19	18,824
Government National Mortgage Assoc.	3.500%		05/15/43	17	17,091
Government National Mortgage Assoc.	3.500%		05/20/43	7,158	7,243,018
Government National Mortgage Assoc.	3.500%		07/15/43	408	410,816
Government National Mortgage Assoc.	3.500%		10/15/43	43	43,359
Government National Mortgage Assoc.	3.500%		11/15/43	41	41,146
Government National Mortgage Assoc.	3.500%		12/15/43	562	564,900
Government National Mortgage Assoc.	3.500%		01/15/44	200	200,918
Government National Mortgage Assoc.	4.000%		TBA	18,500	18,933,594
Government National Mortgage Assoc.	4.000%		01/20/40	1,055	1,091,813
Government National Mortgage Assoc.	4.000%		10/20/40	1,032	1,067,637
Government National Mortgage Assoc.	4.000%		02/20/41	1,339	1,384,706
Government National Mortgage Assoc.	4.500%		05/20/40	3,336	3,505,466
Government National Mortgage Assoc.	4.500%		12/20/40	3,032	3,188,231
Government National Mortgage Assoc.	4.500%		11/20/46	1,131	1,195,549
Government National Mortgage Assoc.	4.500%		TBA	29,000	30,092,281
Tennessee Valley Authority Generic Strip	2.723%	(s)	09/15/30	2,730	1,776,883
Tennessee Valley Authority Generic Strip	2.919%	(s)	03/15/33	600	355,060

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $300,468,679)					294,300,351

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds	3.000%		02/15/48	3,875	3,888,018
U.S. Treasury Notes	2.625%		06/30/23	945	940,386
U.S. Treasury Notes	2.750%		05/31/23	1,500	1,501,878
U.S. Treasury Strips Coupon(k)	1.898%	(s)	08/15/29	2,020	1,453,960
U.S. Treasury Strips Coupon(k)	2.100%	(s)	11/15/35	4,200	2,498,046
U.S. Treasury Strips Coupon(h)(k)	2.174%	(s)	05/15/29	7,935	5,759,542
U.S. Treasury Strips Coupon(k)	2.499%	(s)	02/15/22	8,250	7,480,473
U.S. Treasury Strips Coupon(h)(k)	2.699%	(s)	05/15/26	17,075	13,617,463

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,574,814)					37,139,766

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $2,935,916,786)		$2,907,809,333

	Shares
SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MUTUAL FUNDS — 5.1%
PGIM Core Ultra Short Bond Fund(w)	129,217,367	129,217,367
PGIM Institutional Money Market Fund (cost $20,420,893; includes $20,393,681 of cash collateral for securities on loan)(b)(w)	20,420,745	20,422,788

TOTAL AFFILIATED MUTUAL FUNDS (cost $149,638,260)		149,640,155

	Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.0%
Ford Motor Credit Co. LLC (cost $2,176,178)	3.201%	04/09/19	2,230	2,181,533

OPTION PURCHASED~* — 0.0%
(cost $50,440)				12,696

TOTAL SHORT-TERM INVESTMENTS (cost $151,864,878)				151,834,384

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.8% (cost $3,087,781,664)				3,059,643,717

OPTION WRITTEN~* — (0.0)%
(premiums received $106,700)				(65,575)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.8% (cost $3,087,674,964)				3,059,578,142
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.8)%				(113,390,434)

NET ASSETS — 100.0%				$2,946,187,708

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $33,237,169 and 1.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,969,989; cash collateral of $20,393,681 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)	Indicates a restricted security; the original cost of such security is $9,900,000. The value of $9,899,916 is 0.3% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Option Purchased:

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23 (cost $50,440)	Call	Citigroup Global Markets	09/19/18	107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	19,400	$12,696

Option Written:

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23 (premiums received $106,700)	Put	Citigroup Global Markets	09/19/18	100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	19,400	$(65,575)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
289	90 Day Euro Dollar	Dec. 2020	$70,096,950	$(35,289)
6,012	5 Year U.S. Treasury Notes	Sep. 2018	683,066,531	4,243,889
2,533	10 Year U.S. Treasury Notes	Sep. 2018	304,434,938	1,717,603
1,638	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	261,363,375	9,045,215

				14,971,418

Short Positions:
289	90 Day Euro Dollar	Dec. 2021	70,100,562	(5,651)
763	2 Year U.S. Treasury Notes	Sep. 2018	161,624,859	30,750
66	20 Year U.S. Treasury Bonds	Sep. 2018	9,570,000	(147,888)

				(122,789)

				$14,848,629

Cash of $1,010,000 and securities with a combined market value of $11,443,080 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/03/18	Citigroup Global Markets	BRL	5,498	$1,447,936	$1,418,071	$—	$(29,865)
Expiring 08/02/18	Goldman Sachs	BRL	3,380	873,566	868,633	—	(4,933)
Euro,
Expiring 07/26/18	Goldman Sachs	EUR	3,141	3,710,040	3,675,619	—	(34,421)
Expiring 07/26/18	Goldman Sachs	EUR	1,557	1,823,660	1,821,336	—	(2,324)

				$7,855,202	$7,783,659	—	(71,543)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/18	Bank of America	AUD	1,088	$838,183	$805,428	$32,755	$—
Brazilian Real,
Expiring 07/03/18	Goldman Sachs	BRL	3,380	876,329	871,770	4,559	—
British Pound,
Expiring 07/26/18	Bank of America	GBP	22,184	31,089,803	29,313,431	1,776,372	—
Euro,
Expiring 07/26/18	Bank of America	EUR	715	836,546	836,604	—	(58)
Expiring 07/26/18	JPMorgan Chase	EUR	309	358,037	361,568	—	(3,531)
Expiring 07/26/18	Toronto Dominion	EUR	67,781	83,409,379	79,308,692	4,100,687	—
South African Rand,
Expiring 09/11/18	JPMorgan Chase	ZAR	4,845	368,877	349,805	19,072	—

				$117,777,154	$111,847,298	5,933,445	(3,589)

						$5,933,445	$(75,132)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	07/26/18	1.500%(M)	192	8.111%	$218	$—	$218	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/26/18	1.500%(M)	81	6.802%	92	—	92	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/26/18	1.500%(M)	56	6.780%	64	—	64	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	07/27/18	1.500%(M)	990	1.684%	1,119	—	1,119	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	07/27/18	1.500%(M)	829	13.575%	937	—	937	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	07/27/18	1.500%(M)	610	9.848%	690	—	690	Goldman Sachs & Co.
Chase Mortgage	07/27/18	1.500%(M)	387	*	116	—	116	Goldman Sachs & Co.
Citibank Mortgage	07/27/18	1.500%(M)	185	*	209	—	209	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	242	6.940%	$275	$—	$275	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	189	4.670%	215	—	215	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	86	4.180%	98	—	98	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%(M)	63	6.780%	72	—	72	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	329	8.703%	374	—	374	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	278	4.550%	316	—	316	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	275	*	313	—	313	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	234	*	266	—	266	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	210	6.780%	239	—	239	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	164	2.427%	187	—	187	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	115	6.639%	131	—	131	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	108	7.460%	123	—	123	Goldman Sachs & Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	93	*	106	—	106	Goldman Sachs & Co.
Equity One Home Equity	07/27/18	1.500%(M)	458	*	518	—	518	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/26/18	1.500%(M)	452	*	514	—	514	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/26/18	1.500%(M)	250	*	284	—	284	Goldman Sachs & Co.
First Franklin Home Equity	07/27/18	1.500%(M)	720	*	215	—	215	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	613	5.373%	697	—	697	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	298	4.670%	339	—	339	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	170	7.460%	193	—	193	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	162	4.686%	184	—	184	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	150	0.496%	171	—	171	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	114	*	130	—	130	Goldman Sachs & Co.
GSAMP Home Equity	07/27/18	1.500%(M)	228	*	257	—	257	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	345	9.634%	392	—	392	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	279	*	317	—	317	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	96	4.746%	$109	$—	$109	Goldman Sachs & Co.
Lehman Home Equity	07/27/18	1.500%(M)	723	12.276%	817	—	817	Goldman Sachs & Co.
Long Beach Home Equity	07/27/18	1.500%(M)	335	*	379	—	379	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	412	6.940%	469	—	469	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	254	7.460%	289	—	289	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	160	2.539%	183	—	183	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	131	2.539%	149	—	149	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	117	6.728%	133	—	133	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	106	1.175%	121	—	121	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	61	10.400%	69	—	69	Goldman Sachs & Co.
Morgan Stanley Home Equity	07/27/18	1.500%(M)	964	*	1,090	—	1,090	Goldman Sachs & Co.
Morgan Stanley Home Equity	07/27/18	1.500%(M)	396	1.498%	447	—	447	Goldman Sachs & Co.
New Century Home Equity	07/27/18	1.500%(M)	1,129	*	1,275	—	1,275	Goldman Sachs & Co.
New Century Home Equity	07/27/18	1.500%(M)	318	14.574%	360	—	360	Goldman Sachs & Co.
Option One Home Equity	07/27/18	1.500%(M)	587	8.042%	664	—	664	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	07/26/18	1.500%(M)	95	6.780%	108	—	108	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	07/26/18	1.500%(M)	58	6.780%	66	—	66	Goldman Sachs & Co.

					$17,099	$—	$17,099

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues and/or sovereign Issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%(Q)	7,610	0.349%	$110,040	$123,971	$13,931
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	1,920	0.312%	(144,749)	38,658	183,407
AT&T, Inc.	06/20/21	1.000%(Q)	10,080	0.490%	72,647	150,560	77,913
Barrick Gold Corp.	06/20/21	1.000%(Q)	3,830	0.335%	(99,576)	75,292	174,868
Devon Energy Corp.	06/20/20	1.000%(Q)	610	0.109%	(50,343)	10,761	61,104
Eastman Chemical Co.	06/20/21	1.000%(Q)	5,625	0.282%	54,113	117,768	63,655
Ford Motor Co.	06/20/21	5.000%(Q)	19,000	0.542%	3,305,153	2,456,734	(848,419)
General Motors Co.	06/20/19	5.000%(Q)	4,960	0.111%	558,349	243,074	(315,275)

					$3,805,634	$3,216,818	$(588,816)

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(2):
United Mexican States	06/20/23	1.000%(Q)	1,685	$25,276	$26,566	$(1,290)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	565	8,475	9,160	(685)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	565	8,475	9,976	(1,501)	Citigroup Global Markets

				$42,226	$45,702	$(3,476)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues and/or sovereign Issues—Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	780	3.178%	$(59,718)	$(134,637)	$74,919	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	190	3.178%	(14,547)	(33,725)	19,178	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000%(Q)	2,000	3.639%	(257,308)	(432,500)	175,192	Barclays Capital Group
Hellenic Republic	12/20/24	1.000%(Q)	2,000	3.701%	(279,578)	(460,000)	180,422	Citigroup Global Markets
Husky Energy, Inc.	06/20/20	1.000%(Q)	2,650	0.421%	30,500	(109,128)	139,628	Morgan Stanley
Kingdom of Spain	06/20/23	1.000%(Q)	3,870	0.704%	53,823	44,797	9,026	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000%(Q)	1,930	0.704%	26,842	20,987	5,855	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	2.427%	(88,342)	(93,238)	4,896	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.427%	(29,552)	(31,384)	1,832	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.427%	(29,552)	(31,963)	2,411	Citigroup Global Markets

					$(647,432)	$(1,260,791)	$613,359

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	43,900	$(2,559,809)	$(2,589,300)	$(29,491)
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)	145,000	(2,948,546)	(2,502,781)	445,765
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	10,227	(5,238)	64,784	70,022

				$(5,513,593)	$(5,027,297)	$486,296

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Currency swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,482	3 Month LIBOR plus 35.50 bps(Q)	EUR	2,080	(0.150)%(A)	Citigroup Global Markets	04/15/20	$73,622	$—	$73,622
14,635	3 Month LIBOR(Q)	GBP	11,685	3 Month GBP LIBOR minus 16.75 bps(Q)	JPMorgan Chase	02/13/19	(734,109)	—	(734,109)

							$(660,487)	$—	$(660,487)

Forward rate agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate swap agreements:
346,300	07/26/18	2.820%(T)	7 Year CMS(1)(T)	$—	$—	$—	Citigroup Global Markets
346,300	07/26/18	3.988%(T)	CMM 102(1)(T)	—	—	—	Citigroup Global Markets

				$—	$—	$—

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	6,425	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(93,005)	$(93,005)
EUR	5,920	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(82,354)	(82,354)
EUR	3,210	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	65,556	65,556
EUR	2,880	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	53,413	53,413
GBP	1,500	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(5,244)	63,820	69,064
GBP	550	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(24,599)	(24,599)
GBP	300	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	32,002	32,002

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
GBP	360	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	$—	$(38,238)	$(38,238)
GBP	185	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(35,177)	(35,177)
	5,680	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	132	(135,833)	(135,965)

					$(5,112)	$(194,415)	$(189,303)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	33,744	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$—	$(10,458)	$(10,458)
BRL	55,543	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	(12,203)	(12,203)
BRL	35,146	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(217,582)	(217,582)
BRL	28,915	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(212,822)	(212,822)
BRL	19,948	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	238,798	238,798
BRL	24,280	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	302,325	302,325
BRL	19,267	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	279,109	279,109
BRL	39,497	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	591,581	591,581
BRL	10,058	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	117,526	117,526
BRL	16,888	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	202,300	202,300
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(293,576)	(293,576)
BRL	15,374	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(394,330)	(394,330)
BRL	15,092	01/02/25	9.775%(T)	1 Day BROIS(2)(T)	—	(366,229)	(366,229)
BRL	14,611	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(278,981)	(278,981)
BRL	12,070	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(199,755)	(199,755)
EUR	10,235	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(14,693)	(13,716)	977
EUR	7,985	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(19,446)	(47,208)	(27,762)
EUR	2,665	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	5,144	(9,480)	(14,624)
EUR	12,145	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(96,387)	(300,590)	(204,203)
EUR	10,015	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(46,664)	(121,330)	(74,666)
EUR	5,135	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(7,494)	(59,150)	(51,656)
EUR	3,745	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	106,436	2,016	(104,420)
EUR	6,500	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	241,351	71,196	(170,155)
EUR	3,095	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(740)	(63,894)	(63,154)
EUR	2,600	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	96,191	60,519	(35,672)
EUR	800	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	58,693	36,254	(22,439)
EUR	1,050	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	46,604	21,475	(25,129)
EUR	9,595	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	126,846	126,846
EUR	9,595	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(117,380)	(117,380)

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
EUR	730	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	$30,388	$13,340	$(17,048)
EUR	1,765	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	24,530	24,530
EUR	1,765	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(24,352)	(24,352)
EUR	6,140	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	12,043	12,043
EUR	6,140	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(13,352)	(13,352)
GBP	5,120	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	61,020	77,914	16,894
GBP	7,885	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	1,856	42,342	40,486
GBP	4,420	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(86,682)	(86,682)
	7,935	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	168	67,315	67,147
	31,915	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	117,398	117,398
	94,860	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	363	617,008	616,645
	142,600	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(7,563)	1,167,672	1,175,235
	143,320	02/15/19	1.820%(A)	1 Day USOIS(1)(A)	—	166,731	166,731
	15,040	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	90,477	90,477
	14,833	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	89,121	89,121
	9,235	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	64,616	64,616
	42,805	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(20,082)	287,681	307,763
	25,260	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	200,780	200,780
	44,270	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	565,187	565,187
	74,445	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	20,960	485,209	464,249
	184,560	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	480,602	1,295,384	814,782
	66,995	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	19,431	343,201	323,770
	38,930	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	429	138,087	137,658
	95,435	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	8,016	201,947	193,931
	24,235	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	50,070	50,070
	21,570	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(1,108)	44,027	45,135
	23,835	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	6,033	32,363	26,330
	32,715	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(20,821)	3,499	24,320
	45,600	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	14,625	14,625
	29,660	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	497,912	497,912
	7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	38,631	38,631
	10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	127	42,705	42,578
	10,925	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	25,715	386,594	360,879
	25,542	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(27,992)	852,558	880,550
	31,125	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(43,551)	978,938	1,022,489
	4,625	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	176,853	176,853
	15,675	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	556,935	556,935
	122,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	401,613	4,338,529	3,936,916
	44,955	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	154,012	1,577,631	1,423,619
	57,995	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	178,653	1,895,422	1,716,769
	5,700	02/14/25	— (3)	— (3)	—	5,005	5,005
	10,865	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	8,634	36,590	27,956
	2,880	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(23,446)	(23,446)

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
4,305	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	$169,599	$179,522	$9,923
24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	1,296,631	973,210
6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	292,414	283,683
3,440	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	144,688	144,688
11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,813)	388,861	396,674
7,830	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	373,778	373,778
5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	293,428	293,428
3,015	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	147,472	147,472
15,605	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(943,939)	(943,939)
24,295	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(159,846)	(2,002,308)	(1,842,462)
12,345	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	830,903	830,903
2,290	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	27,690	27,690
4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	239	990,213	989,974
4,870	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(368,351)	(368,351)
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	61,522	61,522
3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	208	705,923	705,715
4,300	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	349,785	349,785
1,715	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(27,254)	(27,254)
1,730	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	138,360	138,360
1,600	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	100,880	100,880

				$1,980,437	$19,760,517	$17,780,080

Securities with a combined market value of $38,818,154 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	4,451	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on the IOS.FN30.450.10 Index	$(18,718)	$(9,121)	$(9,597)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$111,486	$(1,335,696)	$704,080	$(747,182)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$18,698,542	$—
Collateralized Loan Obligations	—	430,915,296	19,950,000
Consumer Loans	—	56,652,426	—
Credit Cards	—	8,486,286	—
Home Equity Loans	—	56,899,903	—
Residential Mortgage-Backed Securities	—	43,093,709	13,270,070
Student Loans	—	7,456,642	—
Bank Loans	—	12,907,399	—
Commercial Mortgage-Backed Securities	—	565,770,976	—
Common Stock	931,750	—	—
Corporate Bonds	—	955,961,700	—
Municipal Bonds	—	67,409,290	—
Residential Mortgage-Backed Securities	—	167,751,426	—
Sovereign Bonds	—	150,213,801	—
U.S. Government Agency Obligations	—	294,300,351	—
U.S. Treasury Obligations	—	37,139,766	—
Affiliated Mutual Funds	149,640,155	—	—
Commercial Paper	—	2,181,533	—
Option Purchased	—	12,696	—
Option Written	—	(65,575)	—
Other Financial Instruments*
Futures Contracts	14,848,629	—	—
OTC Forward Foreign Currency Exchange Contracts	—	5,858,313	—
Centrally Cleared Credit Default Swap Agreements	—	(102,520)	—
OTC Credit Default Swap Agreements	—	(605,206)	17,099
OTC Currency Swap Agreements	—	(660,487)	—
Forward Rate Swap Agreements	—	—	—
Centrally Cleared Inflation Swap Agreements	—	(189,303)	—
Centrally Cleared Interest Rate Swap Agreements	—	17,780,080	—
OTC Total Return Swap Agreements	—	(18,718)	—

Total	$165,420,534	$2,897,848,326	$33,237,169

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities
Balance as of 12/31/17	$—	$13,491,660
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(50,000)	(27,033)
Purchases/Exchanges/Issuances	20,000,000	13,270,070
Sales/Paydowns	—	(4,552,509)
Accrued discounts/premiums	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	$(8,912,118)

Balance as of 06/30/18	$19,950,000	$13,270,070

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(50,000)	$—

	Corporate Bonds	Residential Mortgage-Backed Securities	Credit Default Swap Agreements
Balance as of 12/31/17	$927,456	$4,503,250	$79,612
Realized gain (loss)	—	—	73,649
Change in unrealized appreciation (depreciation)	—	—	(62,513)
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	—	—	(73,649)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(927,456)	(4,503,250)	—

Balance as of 06/30/18	$—	$—	$17,099

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$(62,513)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Collateralized Loan Obligations	$19,950,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Residential Mortgage-Backed Securities	13,270,070	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	17,099	Market Approach	Single Broker Indicative Quote

	$33,237,169

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities Residential Mortgage-Backed Securities	$8,912,118	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$927,456	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$4,503,250	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

Commercial Mortgage-Backed Securities	19.2%
Collateralized Loan Obligations	15.3
Banks	11.1
U.S. Government Agency Obligations	10.0
Residential Mortgage-Backed Securities	7.6
Sovereign Bonds	5.1
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	5.1
Oil & Gas	2.6
Electric	2.5
Municipal Bonds	2.3
Home Equity Loans	1.9
Consumer Loans	1.9
Media	1.4
U.S. Treasury Obligations	1.3
Pharmaceuticals	1.2
Diversified Financial Services	1.2
Auto Manufacturers	1.1
Pipelines	0.9
Multi-National	0.9
Insurance	0.8
Chemicals	0.7
Foods	0.7
Healthcare – Services	0.7
Automobiles	0.6
Airlines	0.6
Commercial Services	0.5
Telecommunications	0.4
Retail	0.4
Auto Parts & Equipment	0.4
Real Estate Investment Trusts (REITs)	0.4
Software	0.3
Lodging	0.3
Aerospace & Defense	0.3
Forest Products & Paper	0.3
Agriculture	0.3

Credit Cards	0.3%
Student Loans	0.3
Office/Business Equipment	0.2
Packaging & Containers	0.2
Miscellaneous Manufacturing	0.2
Semiconductors	0.2
Oil & Gas Services	0.2
Gas	0.2
Internet Software & Services	0.1
Building Materials	0.1
Savings & Loans	0.1
Computers	0.1
Internet	0.1
Mining	0.1
Household Products/Wares	0.1
Beverages	0.1
Commercial Paper	0.1
Home Builders	0.1
Trucking & Leasing	0.1
Machinery – Diversified	0.1
Housewares	0.1
Technology Hardware, Storage & Peripherals	0.1
Apparel	0.1
Entertainment	0.1
Engineering & Construction	0.1
Home Furnishings	0.0	*
Textiles	0.0	*
Biotechnology	0.0	*
Options Purchased	0.0	*

	103.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$1,090,665	*	Due from/to broker — variation margin swaps	$1,193,185	*
Credit contracts	Premiums paid for OTC swap agreements	111,486		Premiums received for OTC swap agreements	1,326,575
Credit contracts	Unaffiliated investments	12,696		Options written outstanding, at value	65,575
Credit contracts	Unrealized appreciation on OTC swap agreements	630,458		Unrealized depreciation on OTC swap agreements	3,476

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$5,933,445		Unrealized depreciation on OTC forward foreign currency exchange contracts	$75,132
Interest rate contracts	Due from/to broker — variation margin futures	15,037,457	*	Due from/to broker — variation margin futures	188,828	*
Interest rate contracts	Due from/to broker — variation margin swaps	24,244,197	*	Due from/to broker — variation margin swaps	6,653,420	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	9,121
Interest rate contracts	Unrealized appreciation on OTC swap agreements	73,622		Unrealized depreciation on OTC swap agreements	743,706

Total		$47,134,026			$10,259,018

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$(70,036)	$392,404	$—	$—	$(274,090)
Foreign exchange contracts	—	—	—	(3,113,748)	—
Interest rate contracts	(1,056,898)	1,038,120	(44,756,237)	—	8,687,554

Total	$(1,126,934)	$1,430,524	$(44,756,237)	$(3,113,748)	$8,413,464

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$(28,494)	$(136,679)	$—	$—	$887,633
Foreign exchange contracts	—	—	—	7,671,725	—
Interest rate contracts	457,888	(402,299)	16,518,532	—	10,524,016

Total	$429,394	$(538,978)	$16,518,532	$7,671,725	$11,411,649

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For	the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Long Positions(2)	Futures Contracts- Short Positions(2)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$732,565	$344,993,739	$1,346,366,937	$286,925,523	$8,426,547	$123,262,619

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit Default Swaps Agreements- Buy Protection(2)	Credit Default Swaps Agreements- Sell Protection(2)	Currency Swap Agreements(2)	Forward Rate Agreements(2)	Inflation Swaps Agreements(2)	Interest Rate Swaps Agreements(2)	Total Return Swap Agreements(2)
$193,247,400	$114,482,011	$38,146,403	$230,866,667	$36,448,425	$2,253,479,618	$4,655,098

(1)	Cost

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$19,969,989	$(19,969,989)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$1,809,127	$(58)	$1,809,069	$(1,809,069)	$—
Barclays Capital Group	175,192	(432,500)	(257,308)	257,308	—
Citigroup Global Markets	423,342	(850,138)	(426,796)	426,796	—
Credit Suisse First Boston Corp.	—	(18,718)	(18,718)	—	(18,718)
Goldman Sachs & Co.	94,659	(75,403)	19,256	—	19,256
JPMorgan Chase	19,072	(737,640)	(718,568)	687,949	(30,619)
Morgan Stanley	139,628	(109,128)	30,500	—	30,500
Toronto Dominion	4,100,687	—	4,100,687	(4,100,687)	—

	$6,761,707	$(2,223,585)	$4,538,122	$(4,537,703)	$419

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $19,969,989:
Unaffiliated investments (cost $2,938,143,404)	$2,910,003,562
Affiliated investments (cost $149,638,260)	149,640,155
Foreign currency, at value (cost $11,233,506)	10,831,359
Receivable for investments sold	199,148,220
Dividends and interest receivable	19,966,055
Unrealized appreciation on OTC foreign currency forward contracts	5,933,445
Cash segregated for counterparty—OTC	1,360,000
Deposit with broker for futures	1,010,000
Unrealized appreciation on OTC swap agreements	704,080
Receivable for portfolio shares sold	604,077
Due from broker-variation margin swaps	354,371
Premiums paid for OTC swap agreements	111,486
Prepaid expenses	3,057

Total Assets	3,299,669,867

LIABILITIES:
Payable for investments purchased	329,652,558
Payable to broker for collateral for securities on loan	20,393,681
Premiums received for OTC swap agreements	1,335,696
Unrealized depreciation on OTC swap agreements	747,182
Management fees payable	447,219
Payable for portfolio shares repurchased	281,032
Due to broker-variation margin futures	228,739
Accrued expenses and other liabilities	154,506
Distribution fee payable	100,474
Unrealized depreciation on OTC foreign currency forward contracts	75,132
Options written outstanding, at value (premiums received $106,700)	65,575
Affiliated transfer agent fee payable	365

Total Liabilities	353,482,159

NET ASSETS	$2,946,187,708

Net assets were comprised of:
Partners Equity	$2,946,187,708

Net asset value and redemption price per share, $2,946,187,708 / 244,417,316 outstanding shares of beneficial interest	$12.05

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $40,044 foreign withholding tax)	$49,255,406
Affiliated dividend income	1,306,546
Income from securities lending, net (including affiliated income of $41,246)	60,851

50,622,803

EXPENSES
Management fees	6,889,954
Distribution fee	3,661,383
Custodian and accounting fees	149,380
Audit fee	25,290
Trustees’ fees	19,414
Legal fees and expenses	8,703
Shareholders’ reports	7,694
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	28,334

Total expenses	10,793,618

NET INVESTMENT INCOME (LOSS)	39,829,185

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(964))	(2,838,962)
Futures transactions	(44,756,237)
Swap agreement transactions	8,413,464
Options written transactions	1,430,524
Forward currency contracts transactions	(3,113,748)
Foreign currency transactions	(2,444,380)

(43,309,339)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,890)	(90,806,333)
Futures	16,518,532
Swap agreements	11,411,649
Options written	(538,978)
Forward currency contracts	7,671,725
Foreign currencies	(266,785)

(56,010,190)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(99,319,529)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,490,344)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$39,829,185	$71,050,604
Net realized gain (loss) on investment transactions	(43,309,339)	28,970,720
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(56,010,190)	61,583,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,490,344)	161,604,747

FUND SHARE TRANSACTIONS:
Fund share sold [14,469,560 and 23,966,799 shares, respectively]	174,863,986	288,508,616
Fund share repurchased [14,707,666 and 48,899,114 shares, respectively]	(177,574,469)	(581,016,276)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(2,710,483)	(292,507,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,200,827)	(130,902,913)
NET ASSETS:
Beginning of period	3,008,388,535	3,139,291,448

End of period	$2,946,187,708	$3,008,388,535

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 127.1%		Value
COMMON STOCKS	Shares
Aerospace & Defense — 3.3%
Curtiss-Wright Corp.	4,800	$571,296
Harris Corp.(u)	29,200	4,220,568
Huntington Ingalls Industries, Inc.(u)	16,800	3,642,072
Lockheed Martin Corp.(u)	19,200	5,672,256
Raytheon Co.(u)	24,500	4,732,910
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	52,800	4,536,048

		23,375,150

Air Freight & Logistics — 0.2%
FedEx Corp.	5,000	1,135,300

Airlines — 0.7%
Southwest Airlines Co.(u)	70,100	3,566,688
United Continental Holdings, Inc.*	20,500	1,429,465

		4,996,153

Auto Components — 0.3%
Cooper-Standard Holdings, Inc.*	7,100	927,757
Dana, Inc.	21,600	436,104
Tenneco, Inc.	19,000	835,240

		2,199,101

Automobiles — 0.8%
General Motors Co.(u)	87,600	3,451,440
Thor Industries, Inc.	25,500	2,483,445

		5,934,885

Banks — 6.0%
Bank of America Corp.(u)	433,946	12,232,938
BankUnited, Inc.	15,600	637,260
BB&T Corp.(u)	75,400	3,803,176
Citigroup, Inc.(u)	48,640	3,254,989
Citizens Financial Group, Inc.(u)	132,900	5,169,810
East West Bancorp, Inc.	3,100	202,120
First BanCorp (Puerto Rico)*	63,200	483,480
Hancock Whitney Corp.	6,000	279,900
Huntington Bancshares, Inc.	30,100	444,276
JPMorgan Chase & Co.(u)	141,776	14,773,059
Wells Fargo & Co.	27,301	1,513,567

		42,794,575

Beverages — 1.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,900	869,130
Coca-Cola Co. (The)	15,700	688,602
National Beverage Corp.*	9,500	1,015,550
PepsiCo, Inc.(u)	73,800	8,034,606

		10,607,888

Biotechnology — 5.2%
AbbVie, Inc.(u)	57,500	5,327,375
Alexion Pharmaceuticals, Inc.*	10,700	1,328,405
Amgen, Inc.(u)	34,400	6,349,896
Biogen, Inc.*(u)	16,100	4,672,864
Celgene Corp.*(u)	59,700	4,741,374
Enanta Pharmaceuticals, Inc.*	13,500	1,564,650
Gilead Sciences, Inc.(u)	70,900	5,022,556
Halozyme Therapeutics, Inc.*	67,300	1,135,351

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Incyte Corp.*(u)	54,400	$3,644,800
Vanda Pharmaceuticals, Inc.*	32,500	619,125
Vertex Pharmaceuticals, Inc.*	16,000	2,719,360

		37,125,756

Building Products — 0.6%
Builders FirstSource, Inc.*	48,300	883,407
Continental Building Products, Inc.*	64,900	2,047,595
NCI Building Systems, Inc.*	25,000	525,000
Universal Forest Products, Inc.	25,200	922,824

		4,378,826

Capital Markets — 2.2%
Ameriprise Financial, Inc.(u)	30,100	4,210,388
BGC Partners, Inc. (Class A Stock)	36,200	409,784
Donnelley Financial Solutions, Inc.*	13,812	239,914
Evercore, Inc. (Class A Stock)	25,000	2,636,250
Franklin Resources, Inc.	44,000	1,410,200
Invesco Ltd.	22,300	592,288
Janus Henderson Group PLC (United Kingdom)	14,300	439,439
Morgan Stanley	21,500	1,019,100
Northern Trust Corp.	17,100	1,759,419
State Street Corp.(u)	29,600	2,755,464

		15,472,246

Chemicals — 3.0%
AdvanSix, Inc.*	5,452	199,707
Chemours Co. (The)(u)	97,600	4,329,536
Huntsman Corp.(u)	119,200	3,480,640
Ingevity Corp.*	6,800	549,848
Koppers Holdings, Inc.*	18,200	697,970
LyondellBasell Industries NV (Class A Stock)(u)	47,500	5,217,875
Olin Corp.	46,600	1,338,352
PolyOne Corp.	5,200	224,744
Trinseo SA	19,700	1,397,715
Westlake Chemical Corp.(u)	35,700	3,842,391

		21,278,778

Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	13,700	464,430
Quad/Graphics, Inc.	18,900	393,687

		858,117

Communications Equipment — 1.8%
ARRIS International PLC*	21,100	515,790
Cisco Systems, Inc.(u)	159,000	6,841,770
CommScope Holding Co., Inc.*	38,200	1,115,631
F5 Networks, Inc.*(u)	18,500	3,190,325
Juniper Networks, Inc.	10,300	282,426
Plantronics, Inc.	12,400	945,500

		12,891,442

Construction & Engineering — 0.3%
EMCOR Group, Inc.	23,900	1,820,702

Consumer Finance — 1.5%
American Express Co.	10,600	1,038,800
Capital One Financial Corp.(u)	54,200	4,980,980
Green Dot Corp. (Class A Stock)*	13,200	968,748

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (continued)
Navient Corp.	138,700	$1,807,261
Nelnet, Inc. (Class A Stock)	5,000	292,050
OneMain Holdings, Inc.*	24,300	808,947
Santander Consumer USA Holdings, Inc.	28,100	536,429

		10,433,215

Containers & Packaging — 0.6%
Greif, Inc. (Class A Stock)	14,100	745,749
Owens-Illinois, Inc.*	92,900	1,561,649
Packaging Corp. of America	15,700	1,755,103

		4,062,501

Distributors — 0.4%
LKQ Corp.*	80,800	2,577,520

Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc.*	15,400	1,718,794
Service Corp. International	43,600	1,560,444

		3,279,238

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	53,000	9,892,450

Diversified Telecommunication Services — 2.4%
AT&T, Inc.(u)	237,000	7,610,070
Verizon Communications, Inc.(u)	184,300	9,272,133

		16,882,203

Electric Utilities — 1.0%
Avangrid, Inc.	16,700	883,931
Entergy Corp.	9,300	751,347
Eversource Energy	14,800	867,428
Exelon Corp.(u)	96,400	4,106,640
Portland General Electric Co.	12,800	547,328

		7,156,674

Electrical Equipment — 0.5%
AMETEK, Inc.	27,600	1,991,616
Atkore International Group, Inc.*	35,100	729,027
EnerSys	11,100	828,504
Regal Beloit Corp.	3,200	261,760

		3,810,907

Electronic Equipment, Instruments & Components — 1.3%
Anixter International, Inc.*	5,700	360,810
Arrow Electronics, Inc.*	6,900	519,432
Avnet, Inc.	28,300	1,213,787
Benchmark Electronics, Inc.	7,900	230,285
CDW Corp.(u)	46,100	3,724,419
ePlus, Inc.*	11,400	1,072,740
Jabil, Inc.	34,400	951,504
SYNNEX Corp.	7,600	733,476
Zebra Technologies Corp. (Class A Stock)*	1,900	272,175

		9,078,628

Energy Equipment & Services — 1.6%
Archrock, Inc.	91,100	1,093,200
FTS International, Inc.*	21,000	299,040
Halliburton Co.(u)	95,300	4,294,218
Helix Energy Solutions Group, Inc.*	36,800	306,544
Helmerich & Payne, Inc.	37,200	2,371,872

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Mammoth Energy Services, Inc.*	7,800	$264,888
Superior Energy Services, Inc.*	164,500	1,602,230
Unit Corp.*	34,400	879,264

		11,111,256

Equity Real Estate Investment Trusts (REITs) — 5.0%
Apple Hospitality REIT, Inc.	81,500	1,457,220
Ashford Hospitality Trust, Inc.	54,900	444,690
Brixmor Property Group, Inc.(u)	200,900	3,501,687
Chesapeake Lodging Trust	23,900	756,196
CoreCivic, Inc.	102,000	2,436,780
DDR Corp.	93,850	1,679,915
DiamondRock Hospitality Co.	120,000	1,473,600
Franklin Street Properties Corp.	46,900	401,464
Gaming and Leisure Properties, Inc.	43,600	1,560,880
GEO Group, Inc. (The)	109,950	3,028,023
Hospitality Properties Trust	15,300	437,733
Host Hotels & Resorts, Inc.	78,200	1,647,674
Kimco Realty Corp.	26,900	457,031
Lexington Realty Trust	41,800	364,914
Outfront Media, Inc.	18,400	357,880
Park Hotels & Resorts, Inc.	72,100	2,208,423
PotlatchDeltic Corp.	11,600	589,860
Retail Properties of America, Inc. (Class A Stock)	47,100	601,938
Ryman Hospitality Properties, Inc.	11,000	914,650
Senior Housing Properties Trust	77,300	1,398,357
Spirit MTA REIT*	32,060	330,218
Spirit Realty Capital, Inc.	320,600	2,574,418
VEREIT, Inc.	281,000	2,090,640
VICI Properties, Inc.	72,000	1,486,080
WP Carey, Inc.	15,800	1,048,330
Xenia Hotels & Resorts, Inc.	83,000	2,021,880

		35,270,481

Food & Staples Retailing — 0.6%
Ingles Markets, Inc. (Class A Stock)	8,100	257,580
Kroger Co. (The)(u)	117,200	3,334,340
Performance Food Group Co.*	10,600	389,020
Walgreens Boots Alliance, Inc.	10,600	636,159

		4,617,099

Food Products — 1.4%
Archer-Daniels-Midland Co.(u)	92,500	4,239,275
Cal-Maine Foods, Inc.*	7,900	362,215
Conagra Brands, Inc.	17,200	614,556
J.M. Smucker Co. (The)	18,700	2,009,876
Pilgrim’s Pride Corp.*	69,600	1,401,048
Sanderson Farms, Inc.	4,300	452,145
Tyson Foods, Inc. (Class A Stock)	8,400	578,340

		9,657,455

Gas Utilities — 0.6%
UGI Corp.(u)	79,600	4,144,772

Health Care Equipment & Supplies — 6.1%
Abbott Laboratories(u)	114,000	6,952,860
Align Technology, Inc.*(u)	15,700	5,371,598
Baxter International, Inc.	3,400	251,056
Boston Scientific Corp.*	54,500	1,782,150

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Danaher Corp.(u)	59,200	$5,841,856
DENTSPLY SIRONA, Inc.(u)	76,800	3,361,536
Edwards Lifesciences Corp.*(u)	22,900	3,333,553
Hill-Rom Holdings, Inc.	23,600	2,061,224
IDEXX Laboratories, Inc.*(u)	22,300	4,860,062
Inogen, Inc.*	8,900	1,658,337
Masimo Corp.*(u)	46,700	4,560,255
Medtronic PLC	27,900	2,388,519
STERIS PLC	7,700	808,577

		43,231,583

Health Care Providers & Services — 3.8%
Centene Corp.*	3,300	406,593
CVS Health Corp.(u)	84,100	5,411,835
Express Scripts Holding Co.*(u)	70,200	5,420,142
Humana, Inc.	2,000	595,260
Magellan Health, Inc.*	7,400	710,030
MEDNAX, Inc.*	20,300	878,584
Molina Healthcare, Inc.*	2,600	254,644
Tenet Healthcare Corp.*	61,600	2,067,912
UnitedHealth Group, Inc.(u)	47,300	11,604,582

		27,349,582

Health Care Technology — 0.6%
athenahealth, Inc.*	7,900	1,257,206
Cerner Corp.*	47,000	2,810,130

		4,067,336

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.	6,000	360,000
Bloomin’ Brands, Inc.	57,900	1,163,790
Extended Stay America, Inc.	29,900	646,139
Hilton Grand Vacations, Inc.*	48,900	1,696,830
Las Vegas Sands Corp.(u)	57,400	4,383,064
McDonald’s Corp.	17,400	2,726,406
Texas Roadhouse, Inc.	23,800	1,559,138

		12,535,367

Household Durables — 0.2%
La-Z-Boy, Inc.	300	9,180
Meritage Homes Corp.*	20,400	896,580
Taylor Morrison Home Corp. (Class A Stock)*	10,400	216,112

		1,121,872

Household Products — 0.7%
Kimberly-Clark Corp.(u)	41,800	4,403,212
Procter & Gamble Co. (The)	8,100	632,286

		5,035,498

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp.	204,500	2,742,345
NRG Energy, Inc.(u)	143,600	4,408,520

		7,150,865

Industrial Conglomerates — 0.9%
Honeywell International, Inc.(u)	43,400	6,251,770

Insurance — 1.9%
Allstate Corp. (The)	2,100	191,667

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
American Equity Investment Life Holding Co.	21,600	$777,600
American Financial Group, Inc.(u)	30,400	3,262,832
CNA Financial Corp.	11,600	529,888
First American Financial Corp.	26,000	1,344,720
FNF Group	10,800	406,296
Lincoln National Corp.	23,800	1,481,550
MetLife, Inc.	7,000	305,200
Old Republic International Corp.	131,000	2,608,210
Unum Group(u)	79,700	2,948,103

		13,856,066

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.*(u)	6,400	10,878,720
Booking Holdings, Inc.*	200	405,418
Groupon, Inc.*	380,700	1,637,010
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	39,600	637,560
Netflix, Inc.*(u)	15,300	5,988,879
Nutrisystem, Inc.	63,500	2,444,750
PetMed Express, Inc.	18,900	832,545
Qurate Retail, Inc.*(u)	168,300	3,571,326

		26,396,208

Internet Software & Services — 6.5%
Alphabet, Inc. (Class C Stock)*(u)	12,337	13,763,774
Alphabet, Inc. (Class A Stock)*(u)	8,100	9,146,439
Blucora, Inc.*	26,700	987,900
eBay, Inc.*	68,200	2,472,932
Envestnet, Inc.*	13,800	758,310
Etsy, Inc.*	34,700	1,463,993
Facebook, Inc. (Class A Stock)*(u)	91,500	17,780,280

		46,373,628

IT Services — 6.4%
Accenture PLC (Class A Stock)(u)	42,800	7,001,652
Automatic Data Processing, Inc.(u)	43,600	5,848,504
Booz Allen Hamilton Holding Corp.(u)	90,000	3,935,700
CACI International, Inc. (Class A Stock)*	13,300	2,241,715
Cognizant Technology Solutions Corp. (Class A Stock)(u)	76,700	6,058,533
CoreLogic, Inc.*	6,000	311,400
EPAM Systems, Inc.*	3,900	484,887
Leidos Holdings, Inc.	23,100	1,362,900
MAXIMUS, Inc.	14,400	894,384
Science Applications International Corp.	3,500	283,255
Syntel, Inc.*	17,200	551,948
Total System Services, Inc.(u)	47,200	3,989,344
Travelport Worldwide Ltd.	67,500	1,251,450
Visa, Inc. (Class A Stock)(u)	85,800	11,364,210

		45,579,882

Leisure Products — 0.1%
Vista Outdoor, Inc.*	35,600	551,444

Life Sciences Tools & Services — 1.1%
Bruker Corp.	41,600	1,208,064
Charles River Laboratories International, Inc.*	6,600	740,916
Illumina, Inc.*(u)	19,900	5,557,871

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.*	4,900	$210,700

		7,717,551

Machinery — 3.0%
Caterpillar, Inc.(u)	39,900	5,413,233
Colfax Corp.*	10,500	321,825
Crane Co.	17,400	1,394,262
Cummins, Inc.(u)	28,200	3,750,600
Harsco Corp.*	30,400	671,840
IDEX Corp.	4,500	614,160
Illinois Tool Works, Inc.(u)	26,100	3,615,894
Oshkosh Corp.(u)	43,800	3,080,016
PACCAR, Inc.	24,000	1,487,040
SPX Corp.*	19,800	693,990
SPX FLOW, Inc.*	1,300	56,901

		21,099,761

Marine — 0.0%
Matson, Inc.	5,900	226,442

Media — 1.7%
Comcast Corp. (Class A Stock)(u)	194,500	6,381,545
John Wiley & Sons, Inc. (Class A Stock)	9,800	611,520
MSG Networks, Inc. (Class A Stock)*	19,400	464,630
News Corp. (Class A Stock)	123,400	1,912,700
Sinclair Broadcast Group, Inc. (Class A Stock)	35,300	1,134,895
TEGNA, Inc.	138,500	1,502,725

		12,008,015

Metals & Mining — 1.6%
Alcoa Corp.*	20,500	961,040
Freeport-McMoRan, Inc.(u)	289,300	4,993,318
Nucor Corp.(u)	62,800	3,925,000
Steel Dynamics, Inc.	32,500	1,493,375

		11,372,733

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.	31,040	567,411
Ladder Capital Corp., REIT	52,100	813,802
MFA Financial, Inc.	35,300	267,574

		1,648,787

Multiline Retail — 1.2%
Dollar General Corp.	22,800	2,248,080
Kohl’s Corp.	9,400	685,260
Macy’s, Inc.(u)	147,000	5,502,210

		8,435,550

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	38,500	1,066,835
MDU Resources Group, Inc.	63,500	1,821,180

		2,888,015

Oil, Gas & Consumable Fuels — 9.1%
Anadarko Petroleum Corp.(u)	85,900	6,292,175
Cheniere Energy, Inc.*(u)	60,500	3,943,995
Chevron Corp.(u)	51,800	6,549,074
ConocoPhillips(u)	99,000	6,892,380
Continental Resources, Inc.*(u)	60,000	3,885,600
CVR Energy, Inc.	10,200	377,298

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.(u)	26,400	$2,184,072
HollyFrontier Corp.(u)	53,000	3,626,790
Kosmos Energy Ltd. (Ghana)*	77,000	636,790
Laredo Petroleum, Inc.*	41,700	401,154
Marathon Oil Corp.(u)	192,800	4,021,808
Marathon Petroleum Corp.(u)	79,300	5,563,688
Murphy Oil Corp.	42,100	1,421,717
Noble Energy, Inc.	74,300	2,621,304
Occidental Petroleum Corp.	28,500	2,384,880
ONEOK, Inc.	16,300	1,138,229
Phillips 66	18,400	2,066,504
Pioneer Natural Resources Co.(u)	24,200	4,579,608
Valero Energy Corp.(u)	56,300	6,239,729

		64,826,795

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	53,700	1,461,714

Personal Products — 0.9%
Avon Products, Inc. (United Kingdom)*	16,300	26,406
Herbalife Nutrition Ltd.*(u)	61,000	3,276,920
Medifast, Inc.	8,800	1,409,408
Nu Skin Enterprises, Inc. (Class A Stock)	13,100	1,024,289
USANA Health Sciences, Inc.*	8,000	922,400

		6,659,423

Pharmaceuticals — 3.6%
Allergan PLC	11,800	1,967,296
Bristol-Myers Squibb Co.(u)	65,000	3,597,100
Horizon Pharma PLC*	56,000	927,360
Johnson & Johnson(u)	66,400	8,056,976
Mallinckrodt PLC*	50,200	936,732
Merck & Co., Inc.	46,600	2,828,620
Pfizer, Inc.	26,700	968,676
Zoetis, Inc.(u)	73,800	6,287,022

		25,569,782

Professional Services — 0.5%
Insperity, Inc.	20,000	1,905,000
Korn/Ferry International	7,800	483,054
ManpowerGroup, Inc.	2,900	249,574
Robert Half International, Inc.	14,000	911,400

		3,549,028

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*(u)	112,300	5,361,202

Road & Rail — 0.6%
Landstar System, Inc.	13,500	1,474,200
Norfolk Southern Corp.	15,100	2,278,137
Old Dominion Freight Line, Inc.	4,700	700,112

		4,452,449

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries, Inc.*	27,500	1,597,475
Applied Materials, Inc.(u)	103,700	4,789,903
Cabot Microelectronics Corp.	2,500	268,900
Cypress Semiconductor Corp.	105,400	1,642,132
Intel Corp.(u)	83,980	4,174,646
Micron Technology, Inc.*(u)	89,900	4,714,356
MKS Instruments, Inc.(u)	34,700	3,320,790

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.(u)	31,400	$7,438,660
SMART Global Holdings, Inc.*	14,600	465,302
SolarEdge Technologies, Inc.*	16,500	789,525
Versum Materials, Inc.	8,000	297,200

		29,498,889

Software — 9.7%
Activision Blizzard, Inc.(u)	78,200	5,968,224
Adobe Systems, Inc.*(u)	34,500	8,411,445
ANSYS, Inc.*	500	87,090
Cadence Design Systems, Inc.*	42,700	1,849,337
Dell Technologies, Inc. (Class V Stock)*(u)	57,900	4,897,182
Fortinet, Inc.*(u)	80,900	5,050,587
Intuit, Inc.(u)	32,300	6,599,052
Microsoft Corp.(u)	200,100	19,731,861
MicroStrategy, Inc. (Class A Stock)*	2,300	293,825
Oracle Corp.(u)	157,500	6,939,450
Progress Software Corp.	23,100	896,742
PTC, Inc.*(u)	39,700	3,724,257
salesforce.com, Inc.*	18,000	2,455,200
Synopsys, Inc.*	17,700	1,514,589
Verint Systems, Inc.*	6,300	279,405

		68,698,246

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	13,300	1,804,810
Asbury Automotive Group, Inc.*	18,900	1,295,595
AutoNation, Inc.*	16,000	777,280
Burlington Stores, Inc.*(u)	36,700	5,524,451
Chico’s FAS, Inc.	22,000	179,080
Dick’s Sporting Goods, Inc.	52,200	1,840,050
Genesco, Inc.*	7,300	289,810
Group 1 Automotive, Inc.	5,700	359,100
Michaels Cos., Inc. (The)*	97,600	1,870,992
Murphy USA, Inc.*	6,900	512,601
Party City Holdco, Inc.*	16,400	250,100
Ross Stores, Inc.(u)	60,700	5,144,325
Tailored Brands, Inc.	9,500	242,440
Ulta Beauty, Inc.*(u)	16,000	3,735,360

		23,825,994

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.(u)	98,400	18,214,824
Hewlett Packard Enterprise Co.(u)	244,900	3,577,989
HP, Inc.(u)	233,900	5,307,191
NCR Corp.*	16,800	503,664
Western Digital Corp.(u)	53,400	4,133,694

		31,737,362

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	3,800	411,882
Lululemon Athletica, Inc.*(u)	44,000	5,493,400
VF Corp.	8,100	660,312
Wolverine World Wide, Inc.	26,600	924,882

		7,490,476

Tobacco — 0.6%
Altria Group, Inc.(u)	81,300	4,617,027

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	14,000	982,100

COMMON STOCKS (continued)		Shares	Value
Trading Companies & Distributors (continued)
BMC Stock Holdings, Inc.*		23,400	$487,890
GMS, Inc.*		7,300	197,757
Univar, Inc.*		27,400	718,976
WESCO International, Inc.*		26,400	1,507,440

			3,894,163

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.		29,000	795,180

TOTAL LONG-TERM INVESTMENTS (cost $741,340,289)			904,179,003

SHORT-TERM INVESTMENTS — 1.5%
AFFILIATED MUTUAL FUND — 1.4%
PGIM Core Ultra Short Bond Fund (cost $10,198,834)(w)		10,198,834	10,198,834

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
1.865%	09/20/18	700	697,083
1.884%	09/20/18	150	149,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $846,440)			846,458

TOTAL SHORT-TERM INVESTMENTS (cost $11,045,274)			11,045,292

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.6% (cost $752,385,563)			915,224,295

		Shares
SECURITIES SOLD SHORT — (28.7)%
COMMON STOCKS
Aerospace & Defense — (0.2)%
Mercury Systems, Inc.*		28,700	(1,092,322)

Airlines — (0.1)%
Allegiant Travel Co.		2,500	(347,375)

Banks — (0.2)%
Community Bank System, Inc.		9,800	(578,886)
Glacier Bancorp, Inc.		12,200	(471,896)

			(1,050,782)

Beverages — (0.1)%
MGP Ingredients, Inc.		5,700	(506,217)

Biotechnology — (3.1)%
Alder Biopharmaceuticals, Inc.*		40,600	(641,480)
Amicus Therapeutics, Inc.*		173,200	(2,705,384)
Arena Pharmaceuticals, Inc.*		29,100	(1,268,760)

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Atara Biotherapeutics, Inc.*	33,700	$(1,238,475)
BioCryst Pharmaceuticals, Inc.*	63,900	(366,147)
BioMarin Pharmaceutical, Inc.*	20,400	(1,921,680)
Clovis Oncology, Inc.*	57,900	(2,632,713)
Exact Sciences Corp.*	96,600	(5,775,714)
Foundation Medicine, Inc.*	9,400	(1,284,980)
Insmed, Inc.*	37,500	(886,875)
Portola Pharmaceuticals, Inc.*	34,800	(1,314,396)
Seattle Genetics, Inc.*	34,300	(2,277,177)

		(22,313,781)

Building Products — (0.0)%
American Woodmark Corp.*	3,500	(320,425)

Chemicals — (1.2)%
HB Fuller Co.	9,200	(493,856)
International Flavors & Fragrances, Inc.	10,800	(1,338,768)
Rayonier Advanced Materials, Inc.	15,200	(259,768)
Sensient Technologies Corp.	13,900	(994,545)
Sherwin-Williams Co. (The)	13,700	(5,583,709)

		(8,670,646)

Commercial Services & Supplies — (0.5)%
ABM Industries, Inc.	26,900	(784,942)
Covanta Holding Corp.	34,700	(572,550)
Healthcare Services Group, Inc.	51,200	(2,211,328)

		(3,568,820)

Communications Equipment — (0.1)%
Finisar Corp.*	21,600	(388,800)

Construction & Engineering — (0.1)%
Dycom Industries, Inc.*	9,400	(888,394)

Construction Materials — (0.6)%
Martin Marietta Materials, Inc.	18,900	(4,220,937)

Containers & Packaging — (0.1)%
Graphic Packaging Holding Co.	59,700	(866,247)

Diversified Consumer Services — (0.3)%
Chegg, Inc.*	74,400	(2,067,576)

Electric Utilities — (0.1)%
Alliant Energy Corp.	23,300	(986,056)

Electronic Equipment, Instruments & Components — (1.0)%
Cognex Corp.	36,900	(1,646,109)
Coherent, Inc.*	17,400	(2,721,708)
Fabrinet (Thailand)*	32,600	(1,202,614)
II-VI, Inc.*	36,800	(1,598,960)
OSI Systems, Inc.*	3,300	(255,189)

		(7,424,580)

Energy Equipment & Services — (0.9)%
Baker Hughes a GE Co.	93,500	(3,088,305)
Patterson-UTI Energy, Inc.	176,700	(3,180,600)

		(6,268,905)

Equity Real Estate Investment Trusts (REITs) — (1.8)%
Agree Realty Corp.	4,400	(232,188)
Alexandria Real Estate Equities, Inc.	22,500	(2,838,825)
CubeSmart	17,900	(576,738)
Education Realty Trust, Inc.	21,000	(871,500)
Government Properties Income Trust	16,000	(253,600)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust, Inc.	54,200	$(1,576,136)
Invitation Homes, Inc.	39,600	(913,176)
LTC Properties, Inc.	5,600	(239,344)
Public Storage	18,800	(4,264,968)
UDR, Inc.	29,600	(1,111,184)

		(12,877,659)

Health Care Equipment & Supplies — (2.4)%
AxoGen, Inc.*	12,000	(603,000)
DexCom, Inc.*	70,100	(6,658,098)
Insulet Corp.*	9,000	(771,300)
iRhythm Technologies, Inc.*	15,100	(1,225,063)
Nevro Corp.*	28,000	(2,235,800)
NuVasive, Inc.*	60,500	(3,153,260)
Quidel Corp.*	18,600	(1,236,900)
Wright Medical Group NV*	51,200	(1,329,152)

		(17,212,573)

Health Care Providers & Services — (0.3)%
BioTelemetry, Inc.*	27,800	(1,251,000)
Diplomat Pharmacy, Inc.*	26,000	(664,560)

		(1,915,560)

Health Care Technology — (0.3)%
Medidata Solutions, Inc.*	20,900	(1,683,704)
Vocera Communications, Inc.*	15,400	(460,306)

		(2,144,010)

Healthcare Equipment & Supplies — (0.0)%
Natus Medical, Inc.*	7,000	(241,500)

Hotels, Restaurants & Leisure — (0.5)%
Caesars Entertainment Corp.*	343,600	(3,676,520)

Household Durables — (0.1)%
Leggett & Platt, Inc.	22,100	(986,544)

Independent Power & Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	11,900	(632,961)
Pattern Energy Group, Inc. (Class A Stock)	36,800	(690,000)

		(1,322,961)

Insurance — (0.1)%
Mercury General Corp.	9,600	(437,376)

Internet & Direct Marketing Retail — (0.7)%
Expedia Group, Inc.	40,200	(4,831,638)

Internet Software & Services — (1.4)%
2U, Inc.*	25,900	(2,164,204)
Box, Inc. (Class A Stock)*	102,100	(2,551,479)
GoDaddy, Inc. (Class A Stock)*	68,400	(4,829,040)
Instructure, Inc.*	11,400	(485,070)

		(10,029,793)

IT Services — (2.5)%
Black Knight, Inc.*	15,200	(813,960)
Gartner, Inc.*	44,100	(5,860,890)
Square, Inc. (Class A Stock)*	155,700	(9,597,348)
Worldpay, Inc. (Class A Stock)*	21,100	(1,725,558)

		(17,997,756)

Life Sciences Tools & Services — (0.4)%
Syneos Health, Inc.*	59,300	(2,781,170)

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery — (0.6)%
Actuant Corp. (Class A Stock)	27,800	$(815,930)
Chart Industries, Inc.*	24,000	(1,480,320)
John Bean Technologies Corp.	2,800	(248,920)
Snap-on, Inc.	10,300	(1,655,416)

		(4,200,586)

Media — (0.1)%
EW Scripps Co. (The) (Class A Stock)	20,700	(277,173)
GCI Liberty, Inc. (Class A Stock)*	9,460	(426,457)
New York Times Co. (The) (Class A Stock)	11,100	(287,490)

		(991,120)

Metals & Mining — (0.4)%
Allegheny Technologies, Inc.*	84,700	(2,127,664)
Kaiser Aluminum Corp.	5,000	(520,550)

		(2,648,214)

Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Apollo Commercial Real Estate Finance, Inc.	17,900	(327,212)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,600	(367,350)

		(694,562)

Multi-Utilities — (0.3)%
Sempra Energy	19,400	(2,252,534)

Oil, Gas & Consumable Fuels — (3.2)%
Centennial Resource Development, Inc. (Class A Stock)*	113,700	(2,053,422)
Cimarex Energy Co.	19,800	(2,014,452)
EQT Corp.	124,600	(6,875,428)
Golar LNG Ltd. (Bermuda)	20,600	(606,876)
Green Plains, Inc.	11,700	(214,110)
Parsley Energy, Inc. (Class A Stock)*	174,900	(5,295,972)
PDC Energy, Inc.*	17,700	(1,069,965)
Peabody Energy Corp.	24,000	(1,091,520)
Ring Energy, Inc.*	17,000	(214,540)
SemGroup Corp. (Class A Stock)	41,200	(1,046,480)
SRC Energy, Inc.*	144,300	(1,590,186)
W&T Offshore, Inc.*	68,100	(486,915)

		(22,559,866)

Pharmaceuticals — (0.2)%
Aerie Pharmaceuticals, Inc.*	22,300	(1,506,365)

Professional Services — (0.3)%
IHS Markit Ltd.*	21,100	(1,088,549)
WageWorks, Inc.*	23,800	(1,190,000)

		(2,278,549)

Real Estate Management & Development — (0.1)%
Howard Hughes Corp. (The)*	6,500	(861,250)

Semiconductors & Semiconductor Equipment — (0.3)%
Cree, Inc.*	20,300	(843,871)
Inphi Corp.*	10,700	(348,927)
MaxLinear, Inc.*	42,800	(667,252)

		(1,860,050)

Software — (2.8)%
8x8, Inc.*	17,500	(350,875)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Bottomline Technologies, Inc.*	6,600	$(328,878)
Ellie Mae, Inc.*	6,000	(623,040)
Everbridge, Inc.*	17,700	(839,334)
Proofpoint, Inc.*	35,600	(4,105,036)
PROS Holdings, Inc.*	15,900	(581,463)
ServiceNow, Inc.*	3,300	(569,151)
Splunk, Inc.*	15,600	(1,546,116)
Tableau Software, Inc. (Class A Stock)*	20,400	(1,994,100)
Workday, Inc. (Class A Stock)*	76,900	(9,314,128)

		(20,252,121)

Specialty Retail — (0.3)%
Floor & Decor Holdings, Inc. (Class A Stock)*	44,500	(2,195,185)
Monro, Inc.	4,700	(273,070)

		(2,468,255)

Technology Hardware, Storage & Peripherals — (0.2)%
Electronics For Imaging, Inc.*	35,700	(1,162,392)

Trading Companies & Distributors — (0.5)%
SiteOne Landscape Supply, Inc.*	31,200	(2,619,864)
Watsco, Inc.	5,200	(927,056)

		(3,546,920)

TOTAL SECURITIES SOLD SHORT (proceeds received $186,542,048)		(204,719,707)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $565,843,515)		710,504,588
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.1%		1,066,489

NET ASSETS — 100.0%		$711,571,077

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
76	S&P 500 E-Mini Index	Sep. 2018	$10,342,080	$(231,919)
7	S&P Mid Cap 400 E-Mini Index	Sep. 2018	1,369,270	(35,595)

				$(267,514)

Securities with a combined market value of $846,458 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,375,150	$—	$—
Air Freight & Logistics	1,135,300	—	—
Airlines	4,996,153	—	—
Auto Components	2,199,101	—	—
Automobiles	5,934,885	—	—
Banks	42,794,575	—	—
Beverages	10,607,888	—	—
Biotechnology	37,125,756	—	—
Building Products	4,378,826	—	—
Capital Markets	15,472,246	—	—
Chemicals	21,278,778	—	—
Commercial Services & Supplies	858,117	—	—
Communications Equipment	12,891,442	—	—
Construction & Engineering	1,820,702	—	—
Consumer Finance	10,433,215	—	—
Containers & Packaging	4,062,501	—	—
Distributors	2,577,520	—	—
Diversified Consumer Services	3,279,238	—	—
Diversified Financial Services	9,892,450	—	—
Diversified Telecommunication Services	16,882,203	—	—
Electric Utilities	7,156,674	—	—
Electrical Equipment	3,810,907	—	—
Electronic Equipment, Instruments & Components	9,078,628	—	—
Energy Equipment & Services	11,111,256	—	—
Equity Real Estate Investment Trusts (REITs)	35,270,481	—	—
Food & Staples Retailing	4,617,099	—	—
Food Products	9,657,455	—	—
Gas Utilities	4,144,772	—	—
Health Care Equipment & Supplies	43,231,583	—	—
Health Care Providers & Services	27,349,582	—	—
Health Care Technology	4,067,336	—	—
Hotels, Restaurants & Leisure	12,535,367	—	—
Household Durables	1,121,872	—	—
Household Products	5,035,498	—	—
Independent Power & Renewable Electricity Producers	7,150,865	—	—
Industrial Conglomerates	6,251,770	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Insurance	$13,856,066	$—	$—
Internet & Direct Marketing Retail	26,396,208	—	—
Internet Software & Services	46,373,628	—	—
IT Services	45,579,882	—	—
Leisure Products	551,444	—	—
Life Sciences Tools & Services	7,717,551	—	—
Machinery	21,099,761	—	—
Marine	226,442	—	—
Media	12,008,015	—	—
Metals & Mining	11,372,733	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,648,787	—	—
Multiline Retail	8,435,550	—	—
Multi-Utilities	2,888,015	—	—
Oil, Gas & Consumable Fuels	64,826,795	—	—
Paper & Forest Products	1,461,714	—	—
Personal Products	6,659,423	—	—
Pharmaceuticals	25,569,782	—	—
Professional Services	3,549,028	—	—
Real Estate Management & Development	5,361,202	—	—
Road & Rail	4,452,449	—	—
Semiconductors & Semiconductor Equipment	29,498,889	—	—
Software	68,698,246	—	—
Specialty Retail	23,825,994	—	—
Technology Hardware, Storage & Peripherals	31,737,362	—	—
Textiles, Apparel & Luxury Goods	7,490,476	—	—
Tobacco	4,617,027	—	—
Trading Companies & Distributors	3,894,163	—	—
Wireless Telecommunication Services	795,180	—	—
Affiliated Mutual Fund	10,198,834	—	—
U.S. Treasury Obligations	—	846,458	—
Common Stocks—Short
Aerospace & Defense	(1,092,322)	—	—
Airlines	(347,375)	—	—
Banks	(1,050,782)	—	—
Beverages	(506,217)	—	—
Biotechnology	(22,313,781)	—	—
Building Products	(320,425)	—	—
Chemicals	(8,670,646)	—	—
Commercial Services & Supplies	(3,568,820)	—	—
Communications Equipment	(388,800)	—	—
Construction & Engineering	(888,394)	—	—
Construction Materials	(4,220,937)	—	—
Containers & Packaging	(866,247)	—	—
Diversified Consumer Services	(2,067,576)	—	—
Electric Utilities	(986,056)	—	—
Electronic Equipment, Instruments & Components	(7,424,580)	—	—
Energy Equipment & Services	(6,268,905)	—	—
Equity Real Estate Investment Trusts (REITs)	(12,877,659)	—	—
Health Care Equipment & Supplies	(17,212,573)	—	—
Health Care Providers & Services	(1,915,560)	—	—
Health Care Technology	(2,144,010)	—	—
Healthcare Equipment & Supplies	(241,500)	—	—
Hotels, Restaurants & Leisure	(3,676,520)	—	—
Household Durables	(986,544)	—	—
Independent Power & Renewable Electricity Producers	(1,322,961)	—	—
Insurance	(437,376)	—	—
Internet & Direct Marketing Retail	(4,831,638)	—	—
Internet Software & Services	(10,029,793)	—	—
IT Services	(17,997,756)	—	—
Life Sciences Tools & Services	(2,781,170)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks—Short (continued)
Machinery	$(4,200,586)	$—	$—
Media	(991,120)	—	—
Metals & Mining	(2,648,214)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(694,562)	—	—
Multi-Utilities	(2,252,534)	—	—
Oil, Gas & Consumable Fuels	(22,559,866)	—	—
Pharmaceuticals	(1,506,365)	—	—
Professional Services	(2,278,549)	—	—
Real Estate Management & Development	(861,250)	—	—
Semiconductors & Semiconductor Equipment	(1,860,050)	—	—
Software	(20,252,121)	—	—
Specialty Retail	(2,468,255)	—	—
Technology Hardware, Storage & Peripherals	(1,162,392)	—	—
Trading Companies & Distributors	(3,546,920)	—	—
Other Financial Instruments*
Futures Contracts	(267,514)	—	—

Total	$709,390,616	$846,458	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Software	9.7%
Oil, Gas & Consumable Fuels	9.1
Internet Software & Services	6.5
IT Services	6.4
Health Care Equipment & Supplies	6.1
Banks	6.0
Biotechnology	5.2
Equity Real Estate Investment Trusts (REITs)	5.0
Technology Hardware, Storage & Peripherals	4.5
Semiconductors & Semiconductor Equipment	4.1
Health Care Providers & Services	3.8
Internet & Direct Marketing Retail	3.7
Pharmaceuticals	3.6
Specialty Retail	3.3
Aerospace & Defense	3.3
Chemicals	3.0
Machinery	3.0
Diversified Telecommunication Services	2.4
Capital Markets	2.2
Insurance	1.9
Communications Equipment	1.8
Hotels, Restaurants & Leisure	1.8
Media	1.7
Metals & Mining	1.6
Energy Equipment & Services	1.6
Beverages	1.5
Consumer Finance	1.5
Affiliated Mutual Fund	1.4
Diversified Financial Services	1.4
Food Products	1.4
Electronic Equipment, Instruments & Components	1.3

Multiline Retail	1.2%
Life Sciences Tools & Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Electric Utilities	1.0
Independent Power & Renewable Electricity Producers	1.0
Personal Products	0.9
Industrial Conglomerates	0.9
Automobiles	0.8
Real Estate Management & Development	0.8
Household Products	0.7
Airlines	0.7
Food & Staples Retailing	0.6
Tobacco	0.6
Road & Rail	0.6
Building Products	0.6
Gas Utilities	0.6
Health Care Technology	0.6
Containers & Packaging	0.6
Trading Companies & Distributors	0.5
Electrical Equipment	0.5
Professional Services	0.5
Diversified Consumer Services	0.5
Multi-Utilities	0.4
Distributors	0.4
Auto Components	0.3
Construction & Engineering	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.2
Paper & Forest Products	0.2
Air Freight & Logistics	0.2
Household Durables	0.2
Commercial Services & Supplies	0.1
U.S. Treasury Obligations	0.1
Wireless Telecommunication Services	0.1
Leisure Products	0.1
Marine	0.0
Healthcare Equipment & Supplies	(0.0	)*
Building Products	(0.0	)*

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Airlines	(0.0)%*
Communications Equipment	(0.1)
Insurance	(0.1)
Beverages	(0.1)
Mortgage Real Estate Investment Trusts (REITs)	(0.1)
Real Estate Management & Development	(0.1)
Containers & Packaging	(0.1)
Construction & Engineering	(0.1)
Electric Utilities	(0.1)
Household Durables	(0.1)
Media	(0.1)
Banks	(0.1)
Aerospace & Defense	(0.2)
Technology Hardware, Storage & Peripherals	(0.2)
Independent Power & Renewable Electricity Producers	(0.2)
Pharmaceuticals	(0.2)
Semiconductors & Semiconductor Equipment	(0.3)
Health Care Providers & Services	(0.3)
Diversified Consumer Services	(0.3)
Health Care Technology	(0.3)
Multi-Utilities	(0.3)
Professional Services	(0.3)
Specialty Retail	(0.3)
Metals & Mining	(0.4)
Life Sciences Tools & Services	(0.4)
Trading Companies & Distributors	(0.5)
Commercial Services & Supplies	(0.5)
Hotels, Restaurants & Leisure	(0.5)
Machinery	(0.6)
Construction Materials	(0.6)
Internet & Direct Marketing Retail	(0.7)
Energy Equipment & Services	(0.9)
Electronic Equipment, Instruments & Components	(1.0)
Chemicals	(1.2)
Internet Software & Services	(1.4)
Equity Real Estate Investment Trusts (REITs)	(1.8)
Health Care Equipment & Supplies	(2.4)
IT Services	(2.5)
Software	(2.8)
Biotechnology	(3.1)
Oil, Gas & Consumable Fuels	(3.2)

99.9
Other assets in excess of other liabilities	0.1

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$267,514	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$521,316

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(299,238)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$10,321,813

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	BNP Paribas	$(204,719,707)	$204,719,707	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $742,186,729)	$905,025,461
Affiliated investments (cost $10,198,834)	10,198,834
Cash	196,376
Deposit with broker for securities sold short	357,943
Dividends and interest receivable	967,102
Receivable for portfolio shares sold	20,891
Due from broker-variation margin futures	18,892
Tax reclaim receivable	4,771
Prepaid expenses	703

Total Assets	916,790,973

LIABILITIES:
Securities sold short, at value (proceeds received $186,542,048)	204,719,707
Management fees payable	258,084
Dividends and interest payable on securities sold short	120,985
Accrued expenses and other liabilities	47,729
Payable for portfolio shares repurchased	43,802
Distribution fee payable	24,453
Payable to affiliate	4,771
Affiliated transfer agent fee payable	365

Total Liabilities	205,219,896

NET ASSETS	$711,571,077

Net assets were comprised of:
Partners Equity	$711,571,077

Net asset value and redemption price per share, $711,571,077 / 22,876,502 outstanding shares of beneficial interest	$31.10

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$7,546,778
Affiliated dividend income	99,837
Interest income	5,105

7,651,720

EXPENSES
Management fees	2,982,913
Distribution fee	905,613
Broker fees and expenses on short sales	913,730
Dividends on securities sold short	876,904
Custodian and accounting fees	43,793
Audit fee	20,458
Trustees’ fees	8,161
Legal fees and expenses	5,634
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,351
Miscellaneous	10,540

Total expenses	5,774,563

NET INVESTMENT INCOME (LOSS)	1,877,157

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	62,807,936
Futures transactions	521,316
Short sales transactions	(12,855,678)

50,473,574

Net change in unrealized appreciation (depreciation) on:
Investments	(34,190,537)
Futures	(299,238)
Short sales	(4,903,028)
Foreign currencies	(11)

(39,392,814)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	11,080,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,957,917

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF CASH FLOWS

(unaudited)

Six Months Ended June 30, 2018

INCREASE (DECREASE) IN CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and dividends received	$7,712,432
Operating expenses paid	(3,985,573)
Dividends and interest paid on securities sold short	(915,646)
Broker fees and expense on short sales	(913,730)
Purchases of long-term portfolio investments	(312,525,646)
Net purchases and sales of short-term portfolio investments	(19,048)
Proceeds from disposition of long-term portfolio investments	380,104,620
Net payments to cover of short sales	(189,214,800)
Net proceeds received from securities sold short	159,083,664
Net payment received from futures transactions	159,851
Net payments for foreign currency transactions	(11)
(Increase) Decrease in Assets:
Deposit with broker for securities sold short	(293,483)
Tax reclaim receivable	27
Prepaid expenses	4,058

NET CASH PROVIDED BY OPERATING ACTIVITIES	39,196,715

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from portfolio shares sold	15,501,215
Payment of portfolio shares repurchased	(54,654,840)

NET CASH USED IN FINANCING ACTIVITIES	(39,153,625)

Net change in cash	43,090
Cash at beginning of period	153,286

CASH AT END OF PERIOD	$196,376

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$12,957,917

Increase in investments	37,650,857
Net realized gain on investment and foreign currency transactions	(50,473,574)
Increase in net unrealized depreciation on investments and foreign currency transactions	39,392,814
(Increase) Decrease in Assets:
Deposit with broker for securities sold short	(293,483)
Dividends and interest receivable	60,712
Due from broker-variation margin futures	(62,227)
Tax reclaim receivable	27
Prepaid expenses	4,058
Increase (Decrease) in Liabilities:
Management fees payable	(21,085)
Dividends and interest payable on securities sold short	(38,742)
Accrued expenses and other liabilities	20,737
Distribution fee payable	(6,067)
Payable to affiliate	4,771

Total Adjustments	26,238,798

NET CASH PROVIDED BY OPERATING ACTIVITIES	$39,196,715

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,877,157	$3,369,715
Net realized gain (loss) on investment transactions	50,473,574	48,524,219
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(39,392,814)	86,261,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,957,917	138,155,382

FUND SHARE TRANSACTIONS:
Fund share sold [496,793 and 1,587,128 shares, respectively]	15,473,558	42,059,871
Fund share repurchased [1,765,005 and 3,641,762 shares, respectively]	(54,583,787)	(97,277,073)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(39,110,229)	(55,217,202)

CAPITAL CONTRIBUTIONS	1,926	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,150,386)	82,938,180
NET ASSETS:
Beginning of period	737,721,463	654,783,283

End of period	$711,571,077	$737,721,463

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.5%	Shares	Value
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	4,366,744	$47,117,165
AST AQR Emerging Markets Equity Portfolio*	110,800	1,311,877
AST AQR Large-Cap Portfolio*	7,082,897	132,237,679
AST BlackRock Low Duration Bond Portfolio*	460,094	4,932,210
AST BlackRock/Loomis Sayles Bond Portfolio*	1,030,357	13,858,301
AST ClearBridge Dividend Growth Portfolio*	4,350,497	75,698,652
AST Goldman Sachs Global Income Portfolio*	2,085,979	22,132,237
AST Goldman Sachs Large-Cap Value Portfolio*	622,362	18,938,487
AST Goldman Sachs Mid-Cap Growth Portfolio*	667,509	6,541,587
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,975,687
AST Goldman Sachs Strategic Income Portfolio*	867,995	8,289,351
AST High Yield Portfolio*	614,363	6,229,640
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,921,597	57,148,306
AST International Growth Portfolio*	4,319,295	78,827,138
AST International Value Portfolio*	3,871,733	78,751,059
AST Jennison Large-Cap Growth Portfolio*	1,233,118	42,431,603
AST Loomis Sayles Large-Cap Growth Portfolio*	1,435,964	74,038,288
AST Lord Abbett Core Fixed Income Portfolio*	1,560,908	19,386,481
AST MFS Growth Portfolio*	1,597,524	42,478,153
AST MFS Large-Cap Value Portfolio*	3,018,970	58,356,694
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	84,892	2,955,955
AST Parametric Emerging Markets Equity Portfolio*	75,053	700,993
AST Prudential Core Bond Portfolio*	5,511,307	66,411,244
AST QMA International Core Equity Portfolio*	3,197,936	39,366,591

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST QMA Large-Cap Portfolio*	6,955,869	$132,161,505
AST Small-Cap Growth Opportunities Portfolio*	853,320	18,627,982
AST Small-Cap Growth Portfolio*	379,731	18,747,342
AST Small-Cap Value Portfolio*	1,015,185	29,978,418
AST T. Rowe Price Large-Cap Growth Portfolio*	1,368,047	53,052,853
AST T. Rowe Price Large-Cap Value Portfolio*	3,836,935	57,438,913
AST WEDGE Capital Mid-Cap Value Portfolio*	116,335	2,970,036
AST Wellington Management Global Bond Portfolio*	5,170,892	55,431,960
AST Western Asset Core Plus Bond Portfolio*	3,570,589	44,311,015
AST Western Asset Emerging Markets Debt Portfolio*	91,606	973,770

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,132,642,586)(w)		1,314,809,172

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $6,461,930)(w)	6,461,930	6,461,930

TOTAL INVESTMENTS — 100.0% (cost $1,139,104,516)		1,321,271,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(54,398)

NET ASSETS — 100.0%		$1,321,216,704

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,321,271,102	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Large/Mid-Cap Growth	36.6%
Large/Mid-Cap Value	15.0
Core Bond	11.9
Global Bond	9.4
International Value	8.9
International Growth	6.0
Large/Mid-Cap Blend	5.7

Small-Cap Growth	2.8%
Small-Cap Value	2.5
Ultra Short Bond	0.5
High Yield	0.5
Emerging Markets	0.2

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value:
Affiliated investments (cost $1,139,104,516)	$1,321,271,102
Receivable for portfolio shares sold	518,135
Prepaid expenses	71

Total Assets	1,321,789,308

LIABILITIES:
Payable for investments purchased	327,365
Payable for portfolio shares repurchased	106,520
Management fees payable	99,687
Accrued expenses and other liabilities	38,667
Affiliated transfer agent fee payable	365

Total Liabilities	572,604

NET ASSETS	$1,321,216,704

Net assets were comprised of:
Partners Equity	$1,321,216,704

Net asset value and redemption price per share, $1,321,216,704 / 78,615,062 outstanding shares of beneficial interest	$16.81

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Affiliated dividend income	$57,564

EXPENSES
Management fees	1,628,169
Custodian and accounting fees	53,471
Audit fee	11,555
Trustees’ fees	10,776
Legal fees and expenses	6,282
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,914
Miscellaneous	6,419

Total expenses	1,722,052
Less: Fee waivers and/or expense reimbursement	(19,850)

Net expenses	1,702,202

NET INVESTMENT INCOME (LOSS)	(1,644,638)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on affiliated investment transactions	62,508,815
Net change in unrealized appreciation (depreciation) on affiliated investments	(52,284,068)

NET GAIN (LOSS) ON AFFILIATED INVESTMENTS	10,224,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,580,109

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,644,638)	$(2,956,273)
Net realized gain (loss) on investment transactions	62,508,815	36,247,166
Net change in unrealized appreciation (depreciation) on investments	(52,284,068)	158,668,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,580,109	191,959,202

FUND SHARE TRANSACTIONS:
Fund share sold [3,426,115 and 7,489,862 shares, respectively]	57,772,531	115,097,990
Fund share repurchased [1,596,125 and 3,301,125 shares, respectively]	(26,857,975)	(50,937,739)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	30,914,556	64,160,251

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,494,665	256,119,453
NET ASSETS:
Beginning of period	1,281,722,039	1,025,602,586

End of period	$1,321,216,704	$1,281,722,039

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 100.9% ASSET-BACKED SECURITIES — 5.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 0.3%
Hertz Vehicle Financing II LLC, Series 2017-1A, Class A, 144A	2.960%		10/25/21	5,620	$5,550,395
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 144A	3.290%		02/25/24	3,110	3,045,531

					8,595,926

Collateralized Loan Obligations — 0.3%
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,220	7,992,052

Home Equity Loans — 0.6%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	3.051%	(c)	05/25/34	3,045	3,058,023
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150%	2.223%	(c)	11/15/36	226	197,716
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	14,226	13,994,933
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3, 1 Month LIBOR + 0.240%	2.331%	(c)	11/25/36	2,571	1,165,519

					18,416,191

Manufactured Housing — 0.2%
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%	(cc)	06/15/29	2,688	2,752,162
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	5.546%	(cc)	02/20/32	825	823,573
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	5.557%	(cc)	03/13/32	1,600	1,597,092

					5,172,827

Other — 0.1%
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A	5.920%		07/14/28	4,074	4,038,116

Residential Mortgage-Backed Securities — 1.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	2.781%	(c)	04/25/34	551	552,182
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3, 1 Month LIBOR + 1.140%	3.231%	(c)	09/25/34	92	91,712
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1, 1 Month LIBOR + 0.400%, 144A	2.491%	(c)	07/25/36	8,370	7,716,480
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 1 Month LIBOR + 0.750%, 144A	2.841%	(c)	07/25/44	1,192	1,224,543
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class MF1	5.071%	(cc)	04/25/35	3,541	3,565,874

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#			Value
Residential Mortgage-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust, Series 2006-SD3, Class A1, 1 Month LIBOR + 0.330%, 144A	2.421%	(c)	07/25/36		426		$398,264
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%	(cc)	11/25/32		1,478		1,543,707
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 144A	4.173%	(cc)	04/22/35		20,372		20,461,744
RAMP Trust, Series 2006-RZ4, Class A3, 1 Month LIBOR + 0.270%	2.361%	(c)	10/25/36		3,262		3,219,016
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1	1.726%		02/20/54	GBP	3,461		4,595,593

							43,369,115

Small Business Loan — 0.1%
SBA Small Business Investment Cos., Series 2017-10B, Class 1	2.518%		09/10/27		485		469,582
SBA Small Business Investment Cos., Series 2018-10A, Class 1	3.187%		03/10/28		1,970		1,961,680
United States Small Business Administration, Series 2017-20D, Class 1	2.840%		04/01/37		1,190		1,140,301

							3,571,563

Student Loans — 1.9%
Navient Student Loan Trust, Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A	2.891%	(c)	07/26/66		6,173		6,230,116
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 Day Auction Rate + 0.000%	3.043%	(c)	03/22/32		6,700		6,378,266
SLM Student Loan Trust, Series 2003-4, Class A5E, 3 Month LIBOR + 0.750%, 144A	3.091%	(c)	03/15/33		2,776		2,775,675
SLM Student Loan Trust, Series 2006-10, Class A6, 3 Month LIBOR + 0.150%	2.510%	(c)	03/25/44		30,670		29,633,467
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A	—%	(p)	09/18/46		63,950		8,991,964
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A*	—%	(p)	08/25/36		—	(r)	3,772,965

							57,782,453

TOTAL ASSET-BACKED SECURITIES (cost $151,514,743)							148,938,243

BANK LOANS — 5.0%
Aerospace & Defense — 0.1%
Avolon TLB Borrower 1, LLC, Term B-3 Loan, 1 Month LIBOR + 2.000%	4.088%	(c)	01/15/25		3,607		3,561,300

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.091%	(c)	02/24/25		2,740		2,717,488

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	4.350%	(c)	04/06/24		1,028		1,023,258

Building Materials — 0.1%
American Builders & Contractors Supply Co, Inc., Term B-2 Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	10/31/23		3,048		3,021,770

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Casinos & Gaming — 0.1%
Caesars Resort Collection, LLC, Term B Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	12/22/24	2,897	$2,889,266

Commercial Services — 0.2%
Ancestry.Com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.350%	(c)	10/19/23	612	610,386
Lions Gate Capital Holdings, LLC, Term B Loan, 1 Month LIBOR + 2.250%	4.341%	(c)	03/24/25	203	202,177
Prime Security Services Borrower, LLC, 2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%	4.844%	(c)	05/02/22	3,218	3,200,084
ServiceMaster Company, LLC, Tranche C Term Loan, 1 Month LIBOR + 2.500%	4.594%	(c)	11/08/23	992	991,947

					5,004,594

Commercial Services & Supplies — 0.1%
BrightView Landscapes, LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.000% / PRIME + 2.000%	5.568%	(c)	12/18/20	1,111	1,111,122
Wrangler Buyer, LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	09/27/24	1,226	1,221,875

					2,332,997

Consumer Products & Services — 0.1%
Trans Union, LLC, 2017 Replacement Tranche B-3 Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	04/09/23	3,175	3,163,997

Containers & Packaging — 0.1%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	02/05/23	3,260	3,252,970

Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250% / PRIME + 1.250%	4.936%	(c)	01/02/25	2,728	2,710,740

Diversified Financial Services — 0.2%
RPI Finance Trust, Initial Term Loan B-6, 3 Month LIBOR + 2.000%	4.334%	(c)	03/27/23	1,721	1,717,771
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	4.573%	(c)	01/15/26	2,762	2,728,856

					4,446,627

Diversified Telecommunication Services — 0.1%
Numericable U.S., LLC, USD TLB-12 Term Loan, 3 Month LIBOR + 3.000%	5.348%	(c)	01/31/26	2,607	2,557,320

Food & Staples Retailing — 0.1%
Albertson’s, LLC, Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	08/25/21	1,734	1,714,947
Albertson’s, LLC, Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%	5.319%	(c)	06/22/23	1,248	1,234,110

					2,949,057

Food Service — 0.1%
Aramark Services, Inc., US Term B-3 Loan, 3 Month LIBOR + 1.750%	4.084%	(c)	03/11/25	2,873	2,868,011

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Foods — 0.1%
Post Holdings, Inc., Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%	4.100%	(c)	05/24/24	2,960	$2,947,599

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1 Month LIBOR + 3.250%	5.280%	(c)	04/28/22	1,487	1,440,339
MPH Acquisition Holdings, LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	5.084%	(c)	06/07/23	3,530	3,509,142

					4,949,481

Healthcare & Pharmaceutical — 0.1%
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.625%	6.375%	(c)	06/30/23	2,423	2,430,972

Healthcare-Services — 0.1%
HCA, Inc., Tranche B10 Term Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	03/13/25	3,216	3,202,192
Parexel International Corp., Initial Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	09/27/24	1,060	1,053,870

					4,256,062

Hotels, Restaurants & Leisure — 0.5%
Aristocrat Technologies, Inc. (Australia), Term B-3 Loan, 3 Month LIBOR + 1.750%	4.105%	(c)	10/19/24	1,656	1,644,284
B.C. Unlimited Liability Co., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.344%	(c)	02/16/24	2,944	2,925,228
Four Seasons Holdings, Inc. (Canada), Restated Term Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	11/30/23	1,736	1,729,447
Hilton Worldwide Finance, LLC, Series B-2 Term Loan, 1 Month LIBOR + 1.750%	3.841%	(c)	10/25/23	2,710	2,706,721
Scientific Games International, Inc., Initial Term B-5 Loan, 2 Month LIBOR + 2.750%	4.882%	(c)	08/14/24	3,163	3,147,598
Wyndham Hotels & Resorts, Inc., Term B Loan, 1 Month LIBOR + 1.750%	3.726%	(c)	05/30/25	1,320	1,318,075

					13,471,353

Lodging — 0.2%
Boyd Gaming Corp., Refinancing Term B Loan, 1 Month LIBOR + 2.500%	4.488%	(c)	09/15/23	1,609	1,611,980
Golden Nugget, Inc., B Term Loan, 1 Month LIBOR + 2.750%	4.820%	(c)	10/04/23	3,213	3,211,318
Station Casinos, LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	4.600%	(c)	06/08/23	1,152	1,149,955

					5,973,253

Manufacturing — 0.1%
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	4.844%	(c)	11/15/23	2,209	2,197,799

Media — 0.7%
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	4.838%	(c)	11/18/24	1,407	1,395,206
Charter Communications Operating, LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.100%	(c)	04/30/25	3,600	3,593,897
CSC Holdings, LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.323%	(c)	07/17/25	2,122	2,104,524

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Media (continued)
Sinclair Television Group, Inc., Term Loan	—%	(p)	12/12/24	2,920	$2,911,240
Unitymedia Finance, LLC, First Lien Term Loan D, 1 Month LIBOR + 2.250%	4.323%	(c)	01/15/26	2,170	2,152,820
UnityMedia Hessen GMBH & Co KG, Senior Facility B, 1 Month LIBOR + 2.250%	4.323%	(c)	09/30/25	1,381	1,370,067
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	03/15/24	4,087	3,947,226
Virgin Media Bristol, LLC, K Facility, 1 Month LIBOR + 2.500%	4.573%	(c)	01/15/26	2,190	2,172,152
Ziggo Secured Finance Partnership, Term Loan E, 1 Month LIBOR + 2.500%	4.573%	(c)	04/15/25	1,885	1,863,547

					21,510,679

Packaging & Containers — 0.1%
Berry Global, Inc., Term Q Loan, 1 Month LIBOR + 2.000%	4.070%	(c)	10/01/22	3,374	3,367,201
Berry Global, Inc., Term R Loan, 1 Month LIBOR + 2.000%	4.046%	(c)	01/19/24	233	232,354

					3,599,555

Pharmaceuticals — 0.3%
Catalent Pharma Solutions, Inc., Dollar Term Loan, 1 Month LIBOR + 2.250%	4.344%	(c)	05/20/24	2,232	2,227,971
Jaguar Holding Co., 2018 Term Loan, 1 Month LIBOR + 2.500%	4.594%	(c)	08/18/22	2,951	2,930,677
Valeant Pharmaceuticals International, Inc., Initial Term Loan B, 1 Month LIBOR + 3.000%	4.982%	(c)	06/02/25	2,779	2,768,379

					7,927,027

Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating, LP, Term B Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	04/25/23	3,182	3,174,812
VICI Properties 1, LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.084%	(c)	12/20/24	3,141	3,118,677

					6,293,489

Real Estate Management & Development — 0.0%
CityCenter Holdings, LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.344%	(c)	04/18/24	314	312,453

Retail — 0.2%
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.574%	(c)	01/30/23	1,935	1,917,863
Party City Holdings, Inc., 2018 Replacement Term Loan, 1 - 3 Month LIBOR + 2.750%	5.034%	(c)	08/19/22	2,416	2,411,679
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.010%	(c)	03/11/22	3,391	2,803,020

					7,132,562

Semiconductors & Semiconductor Equipment — 0.0%
On Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 1 Month LIBOR + 1.750%	3.844%	(c)	03/31/23	1,406	1,404,050

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Software — 0.2%
Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	03/01/24	3,538	$3,524,379
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.091%	(c)	07/08/22	1,748	1,736,196
First Data Corp., 2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.091%	(c)	04/26/24	1,718	1,729,930
MA Financeco, LLC, Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	06/21/24	57	56,188

					7,046,693

Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.987%	(c)	07/01/22	2,818	2,344,629

Technology — 0.0%
Seattle Escrow Borrower, LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	06/21/24	383	381,723

Technology Hardware, Storage & Peripherals — 0.2%
Dell International, LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	4.100%	(c)	09/07/23	3,393	3,375,956
Western Digital Corp., New Term Loan B-4, 1 Month LIBOR + 1.750%	3.844%	(c)	04/29/23	2,801	2,796,922

					6,172,878

Telecommunications — 0.2%
CenturyLink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	01/31/25	800	782,749
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	4.334%	(c)	02/22/24	3,543	3,531,928
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.625%	(c)	02/02/24	290	287,988

					4,602,665

TOTAL BANK LOANS (cost $149,487,071)					147,454,317

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.715%	(cc)	08/10/33	5,190	4,626,555
Benchmark Mortgage Trust, Series 2018-B1, Class A5	3.666%	(cc)	01/15/51	7,420	7,396,679
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	3,870	3,853,601
CD Mortgage Trust, Series 2017-CD5, Class A4	3.431%		08/15/50	2,960	2,890,385
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 Month LIBOR + 0.930%, 144A	3.003%	(c)	11/15/36	4,190	4,191,322
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	3,206	3,053,253
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.337%	(cc)	12/10/49	1,630	744,619
Cold Storage Trust, Series 2017-ICE3, Class B, 1 Month LIBOR + 1.250%, 144A	3.323%	(c)	04/15/36	5,060	5,074,199
Commercial Mortgage Trust, Series 2013-CR12, Class AM	4.300%		10/10/46	450	461,528
Commercial Mortgage Trust, Series 2013-CR12, Class B	4.762%	(cc)	10/10/46	390	402,365
Commercial Mortgage Trust, Series 2013-CR12, Class C	5.247%	(cc)	10/10/46	190	188,136

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage Trust, Series 2013-CR12, Class E, 144A	5.247%	(cc)	10/10/46	490	$379,570
Commercial Mortgage Trust, Series 2013-SFS, Class A2, 144A	3.086%	(cc)	04/12/35	220	214,751
Commercial Mortgage Trust, Series 2014-CR17, Class XA, IO	1.244%	(cc)	05/10/47	40,631	1,699,404
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	1,547	1,250,145
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869%	(cc)	09/15/40	604	585,678
CSAIL 2018-CX11 Commercial Mortgage Trust, Series 2018-CX11, Class A5	4.033%	(cc)	04/15/51	3,880	3,946,781
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500%	(cc)	11/15/48	2,200	1,253,159
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500%	(cc)	11/15/48	1,000	535,038
CSMC, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	2,950	2,902,599
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,470	2,492,281
CSMC LLC, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,522,534
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	220	223,112
CSMC Trust, Series 2016-MFF, Class E, 1 Month LIBOR + 6.000%, 144A	8.073%	(c)	11/15/33	3,050	3,091,797
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.365%	(cc)	03/25/24	94,999	1,075,091
Fannie Mae-Aces, Series 2017-M15, Class ATS2	3.196%	(cc)	11/25/27	540	525,642
FHLMC Multifamily Structured Pass-Through Certificates, Series 2017-SR01, Class A3	3.089%		11/25/27	480	462,881
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.205%	(cc)	04/25/20	2,371	35,410
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.752%	(cc)	07/25/21	6,394	259,264
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.672%	(cc)	10/25/21	420	17,095
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	60,012	371,102
GE Business Loan Trust, Series 2006-1A, Class B, 1 Month LIBOR + 0.300%, 144A	2.373%	(c)	05/15/34	2,879	2,700,683
GE Business Loan Trust, Series 2006-2A, Class A	1.657%	(cc)	11/15/34	2,434	2,389,412
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.738%	(cc)	03/16/47	41,270	1,594,305
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	0.951%	(cc)	09/16/57	24,453	1,789,721
GS Mortgage Securities Corp., Series 2015-GC30, Class AS	3.777%	(cc)	05/10/50	4,988	4,981,476
GS Mortgage Securities Corp., Series 2015-GC30, Class B	4.148%	(cc)	05/10/50	1,540	1,535,104
GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1 Month LIBOR + 1.300%, 144A	3.281%	(c)	09/15/31	11,720	11,720,955
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A, 144A	3.721%		02/10/37	2,860	2,843,469
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	2,940	2,882,348
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,199	1,882,428
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.979%	(cc)	08/10/45	499	507,088

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.923%	(cc)	08/10/46	700	$543,971
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161%	(cc)	11/10/46	1,210	1,285,751
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.569%	(cc)	11/10/48	2,000	1,386,138
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.569%	(cc)	11/10/48	1,100	636,451
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.253%	(cc)	11/15/45	840	871,106
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.044%	(cc)	01/15/47	540	563,664
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914%	(cc)	11/15/47	3,310	3,328,375
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.771%	(cc)	08/15/48	3,600	3,701,951
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C	4.771%	(cc)	08/15/48	910	899,707
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5	3.409%		10/15/50	7,390	7,200,413
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(cc)	06/12/47	7,140	5,897,302
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	6.011%	(cc)	02/12/49	1,262	936,570
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.168%	(cc)	02/15/51	76	74,358
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 1 Month LIBOR + 6.225%, 144A	8.298%	(c)	10/15/19	2,400	2,408,860
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729%	(cc)	04/20/48	7,799	7,713,823
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193%	(cc)	09/12/49	3,733	2,915,759
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.382%	(cc)	04/15/48	3,870	3,745,576
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4	3.720%		12/15/49	3,480	3,473,619
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	2,005	1,530,016
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	254	253,377
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1 Month LIBOR + 0.950%, 144A	3.023%	(c)	06/15/33	3,000	3,000,986
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	1,900	1,805,876
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 Month LIBOR + 0.750%, 144A	2.796%	(c)	11/11/34	6,109	6,105,929
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.423%	(cc)	07/15/46	569	575,561
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	395,595
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	3,791,811
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%		09/15/50	3,070	2,918,186
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.580%	(cc)	06/15/45	15,443	656,619

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.276%	(cc)	05/15/45	3,755	$3,435,608
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.114%	(cc)	06/15/46	1,000	906,158
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.275%	(cc)	03/15/47	11,177	488,800
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.469%	(cc)	11/15/47	3,570	3,474,536

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $177,956,471)					170,475,417

CORPORATE BONDS — 32.9%
Aerospace & Defense — 0.6%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	1,810	1,856,098
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,478,628
Harris Corp., Sr. Unsec’d. Notes	4.854%		04/27/35	490	500,030
Harris Corp., Sr. Unsec’d. Notes	5.054%		04/27/45	1,120	1,158,200
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	240	236,892
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	2,420	2,378,321
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	480	498,169
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%		01/15/25	1,600	1,518,981
Northrop Grumman Corp., Sr. Unsec’d. Notes(a)	3.250%		01/15/28	4,310	4,049,085
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,030	1,034,786
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	980	968,446

					16,677,636

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	1,060	1,034,967
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	4,270	4,561,151
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%		08/15/27	6,420	5,973,176
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A(a)	4.540%		08/15/47	2,720	2,539,848
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%		11/01/19	2,080	2,053,122
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	1,710	1,647,329
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		11/02/22	2,120	2,033,875
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%		11/15/21	2,060	2,027,824
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%		03/20/42	240	235,115
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%		06/12/20	468	467,520
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.150%		09/15/43	990	1,123,782
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%		06/23/19	2,470	2,589,055

					26,286,764

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%		02/10/24	1,203	1,311,080

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Airlines (continued)
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%		06/17/21	439	$461,601

					1,772,681

Auto Manufacturers — 0.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%		09/15/21	370	352,825
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%		05/18/20	300	295,590
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,160	1,002,603
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	200	196,769
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%		01/15/21	450	444,931
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	700	734,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,717,393
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	860	920,962
General Motors Co., Sr. Unsec’d. Notes	5.150%		04/01/38	320	304,550
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	420	435,248
General Motors Financial Co., Inc., Gtd. Notes	2.450%		11/06/20	640	625,662
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	490	481,485
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	200	199,519
General Motors Financial Co., Inc., Gtd. Notes	4.350%		01/17/27	380	367,694
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	1,430	1,457,564

					9,537,295

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%		10/15/22	655	672,194
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	2,151	2,189,969

					2,862,163

Banks — 10.4%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.450%		06/04/20	700	688,658
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	1,940	1,928,787
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%		02/23/28	400	365,353
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23	2,200	2,151,583
Banco Santander SA (Spain), Sr. Unsec’d. Notes	4.379%		04/12/28	2,000	1,912,253
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.459%	(c)	04/12/23	1,000	998,773
Bank of America Corp., Sr. Unsec’d. Notes	3.004%		12/20/23	2,400	2,326,889
Bank of America Corp., Sr. Unsec’d. Notes	3.419%		12/20/28	10,242	9,644,628
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.550%		03/05/24	2,690	2,662,460
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	308	307,805
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,400	4,335,452
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	2,790	2,698,679
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%		07/21/28	670	639,674
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	4,030	4,065,306
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	5,080	5,163,617
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,433,017
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	530	531,228
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	3,110	3,294,081

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of America Corp., Jr. Sub. Notes	6.100%		12/29/49	1,080	$1,122,551
Bank of America Corp., Jr. Sub. Notes	6.250%		09/29/49	2,210	2,309,449
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.200%		07/20/20	920	898,716
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%		05/16/29	1,280	1,268,117
BNP Paribas SA (France), Sub. Notes, MTN, 144A	4.375%		03/01/33	2,010	1,885,440
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27	830	814,669
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,510,730
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/07/25	740	745,550
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	301,619
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,050	4,027,878
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,240	6,137,864
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	5,048	5,023,382
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	350	332,823
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	556	572,418
Citigroup, Inc., Jr. Sub. Notes	5.350%		04/29/49	1,160	1,145,442
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,430	6,826,730
Citigroup, Inc., Jr. Sub. Notes	5.900%		02/15/23	630	641,025
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/31/49	1,510	1,536,425
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/29/49	5,930	5,981,888
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	558	632,064
Citigroup, Inc., Jr. Sub. Notes	6.300%		12/29/49	2,710	2,750,406
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	434,647
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	3.900%		07/12/47	2,610	2,432,586
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%		10/15/19	870	892,418
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN	2.250%		01/14/20	550	543,185
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	4.750%		01/15/20	2,010	2,058,216
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.375%		08/04/25	6,720	6,588,500
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,220,472
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	5.250%		08/04/45	1,200	1,252,196
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%		12/29/49	3,285	3,519,056
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.500%		04/15/19	1,020	1,017,784
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%		12/13/49	4,290	4,461,600
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	350	349,973
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	4,885,646
Goldman Sachs Capital II, Ltd. Gtd. Notes, 3 Month LIBOR + 0.768%	4.000%	(c)	06/01/43	227	190,816
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.876%		10/31/22	300	292,866
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	300	300,066
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	1,930	1,818,474

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	3,220	$3,192,952
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	2,610	2,611,825
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	4,680	4,611,386
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%	10/21/45	3,180	3,147,114
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	3,380	3,363,849
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	1,310	1,376,719
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	5,460	5,655,127
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	06/15/20	3,750	3,943,838
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	6,970	8,137,898
HSBC Bank USA NA, Sub. Notes	4.875%	08/24/20	2,290	2,360,205
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.250%	12/31/49	2,720	2,669,000
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.500%	03/28/49	2,720	2,611,200
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583%	06/19/29	5,560	5,615,790
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%	03/08/21	4,800	4,798,271
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%	05/25/26	220	215,123
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	1,600	1,591,837
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	08/18/25	2,710	2,660,635
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%	03/08/26	340	340,867
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%	12/29/49	2,010	1,988,272
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.500%	10/01/19	910	903,394
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%	09/25/23	2,700	2,861,007
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%	01/12/23	830	762,933
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%	01/12/28	930	797,212
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	4.375%	01/12/48	2,260	1,759,182
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%	07/14/22	1,700	1,569,082
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%	07/14/27	3,820	3,296,109
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%	06/26/24	6,600	5,990,594
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.710%	01/15/26	500	457,181
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	03/01/21	620	607,593
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	1,300	1,287,949
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	10	9,907
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	90	92,007
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	690	684,954

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%		08/15/21	630	$647,882
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.400%		07/22/20	1,230	1,259,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	713,744
JPMorgan Chase & Co., Sub. Notes(a)	4.950%		06/01/45	3,790	3,857,371
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%		08/17/20	310	306,347
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.375%		03/22/28	610	601,776
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.574%		11/07/28	500	461,315
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	4,800	4,745,281
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	1,180	1,158,475
Morgan Stanley, Sr. Unsec’d. Notes	3.737%		04/24/24	4,520	4,492,879
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/24/20	280	292,500
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	811,397
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	3,753,209
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	1,500	1,499,352
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	2.150%		10/26/20	1,340	1,309,184
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.519%		06/25/24	200	200,143
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	6,082,298
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	3,043,181
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,431,279
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	575,156
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	800	787,869
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	3.950%		01/11/23	250	244,233
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A(a)	5.700%		03/26/44	2,530	2,640,864
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.058%		07/14/21	1,720	1,649,467
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	3.350%		05/24/21	1,580	1,582,308
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	3.250%		06/11/21	1,810	1,809,460
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	3,760	3,675,830
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,085,325
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	4,600	4,570,452
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes	3.150%		04/26/21	1,480	1,483,318
Wachovia Capital Trust III, Ltd. Gtd. Notes, 3 Month LIBOR + 0.930%	5.570%	(c)	03/15/42	7,420	7,317,975
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	5,480	5,059,880
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,590	7,479,843
Wells Fargo & Co., Sub. Notes, MTN(a)	4.400%		06/14/46	520	476,063
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%		04/01/21	5,840	6,030,073
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	3,180	3,029,362

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	2,050	$1,983,742
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	3,660	3,614,817
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44	1,431	1,539,536
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.300%	05/26/20	280	275,471
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.600%	11/23/20	1,570	1,545,182

				307,966,725

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	2,310	2,278,162
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	6,060	6,009,329
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26	140	137,052
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	4,990	5,131,608
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	4.000%	04/13/28	2,380	2,374,471
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	2.500%	07/15/22	2,400	2,317,150
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,270	1,294,789
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	1,140	1,108,650
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%	07/15/20	2,580	2,667,811
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	328,791
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	610	598,542
Pernod Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	3,660	3,763,207

				28,009,562

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	330	324,419
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	358,499
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	301	297,627
Celgene Corp., Sr. Unsec’d. Notes	2.250%	08/15/21	1,350	1,298,669
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	920	913,001
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,350	2,286,932
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	520	509,180
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	133,058
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%	09/01/20	430	424,834
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,060	1,062,027
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.150%	03/01/47	1,400	1,338,229
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.750%	03/01/46	910	939,296

				9,885,771

Chemicals — 0.3%
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	1,980	1,918,648
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	180	181,780
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	842,598
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,048,808
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,540,620

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Chemicals (continued)
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	3.933%	04/23/21	2,230	$2,224,347

				7,756,801

Commercial Services — 0.1%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375%	08/15/27	200	185,999
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	352	363,318
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,886,553
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	200	185,190
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	610	614,575

				3,235,635

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes(a)	2.000%	11/13/20	1,610	1,580,399
Apple, Inc., Sr. Unsec’d. Notes(a)	2.450%	08/04/26	5,400	4,956,348
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5,000	5,012,589
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	4,720	4,789,018

				16,338,354

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	5.000%	10/01/21	570	587,334
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%	05/15/19	2,760	2,776,454
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%	05/15/21	320	326,040
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%	10/30/20	800	815,049
Ally Financial, Inc., Gtd. Notes(a)	7.500%	09/15/20	2,572	2,752,039
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%	05/26/20	1,550	1,527,505
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	8,560,775
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	670	768,667
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	271,261
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,025,600
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	540	528,541
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	4,962,652
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	2,815,937

				28,717,854

Electric — 1.0%
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	670	860,602
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	08/15/47	110	100,402
Duke Energy Progress LLC, First Mortgage	2.800%	05/15/22	1,490	1,470,872
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	1,100	1,124,723
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%	07/15/27	2,880	2,793,916
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,596,786
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,075,157
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	5.800%	03/01/37	2,770	2,895,564

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	2,220	$2,397,311
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,041,929

				30,357,262

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,277,722
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	454,766

				1,732,488

Foods — 0.6%
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.077%	11/02/21	2,410	2,303,904
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.589%	11/02/23	3,710	3,494,065
Kraft Heinz Foods Co., Gtd. Notes	4.000%	06/15/23	110	109,672
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000%	06/01/26	510	459,267
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	20	19,802
Kraft Heinz Foods Co., Gtd. Notes	3.500%	07/15/22	2,300	2,273,267
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	570	554,042
Kraft Heinz Foods Co., Gtd. Notes	5.000%	06/04/42	380	362,790
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	930	916,152
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	410	398,859
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	1,547	1,599,871
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	800	798,703
Lamb Weston Holdings, Inc., Gtd. Notes, 144A(a)	4.875%	11/01/26	1,130	1,098,925
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	479,661
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,306,676
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	70,192

				16,245,848

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	2,010	1,975,673
Abbott Laboratories, Sr. Unsec’d. Notes(a)	4.750%	11/30/36	1,050	1,105,856
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	1,730	1,862,395
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%	06/06/24	2,900	2,785,695
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	776	757,571
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	630,031
Medtronic Global Holdings SCA, Gtd. Notes(a)	3.350%	04/01/27	1,270	1,237,314
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	347,354
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,530	4,482,506

				15,184,395

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	447,830
Anthem, Inc., Sr. Unsec’d. Notes	2.950%	12/01/22	610	592,432
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.125%	05/15/22	2,550	2,511,984
Anthem, Inc., Sr. Unsec’d. Notes	3.350%	12/01/24	470	454,047
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27	1,110	1,051,491
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	416,364
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	560	571,830
Centene Corp., Sr. Unsec’d. Notes(a)	6.125%	02/15/24	960	1,011,600
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,070	1,076,688
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	20	18,824
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	252,513
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	990	1,049,341

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Services (continued)
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	90	$84,713
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	230	230,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	180	178,776
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	1,130	1,036,775
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,720	1,793,100
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,566,000
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,022,053
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	860	845,698
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	568,460
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	100	102,730
Humana, Inc., Sr. Unsec’d. Notes	4.950%	10/01/44	450	469,390
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	1,390	1,381,699
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	910	900,940
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,927
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	573,097
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	190	190,032
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,780,438

				22,188,772

Home Builders — 0.1%
Lennar Corp., Gtd. Notes	4.750%	11/29/27	840	787,752
Lennar Corp., Gtd. Notes(a)	4.500%	04/30/24	880	848,144
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	890	890,000
Toll Brothers Finance Corp., Gtd. Notes(a)	4.375%	04/15/23	610	597,800

				3,123,696

Household Products/Wares — 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	810	799,875

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%	04/01/21	1,440	1,426,637
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	1,450	1,428,271
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200%	04/01/26	1,340	1,294,514

				4,149,422

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	900	869,336
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	655,079
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	570	559,857
Chubb INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	1,000	969,569
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	1,157	1,201,603
MetLife, Inc., Sr. Unsec’d. Notes(a)	5.875%	02/06/41	1,020	1,193,668
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	3,610	3,826,600
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%	11/01/19	860	856,645
Reliance Standard Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	2.500%	01/15/20	520	514,546
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	2,500	2,631,696

				13,278,599

Internet — 0.2%
Amazon.Com, Inc., Sr. Unsec’d. Notes	3.150%	08/22/27	2,040	1,953,686
Amazon.com, Inc., Sr. Unsec’d. Notes	3.875%	08/22/37	1,030	1,005,397

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Internet (continued)
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.050%	08/22/47	1,280	$1,253,894
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.950%	12/05/44	1,830	2,030,744
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	40	41,144

				6,284,865

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.250%	02/25/22	740	787,168
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%	10/15/39	460	528,171
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	3,140	3,525,278

				4,840,617

Leisure Time — 0.0%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	710	708,225

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27	2,610	2,518,650

Machinery-Construction & Mining — 0.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	328,214

Machinery-Diversified — 0.0%
John Deere Capital Corp., Sr. Unsec’d. Notes(a)	1.700%	01/15/20	510	501,386
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	139,632

				641,018

Media — 1.4%
21st Century Fox America, Inc., Gtd. Notes	6.650%	11/15/37	130	161,365
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	490	503,308
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	317,392
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	265	337,396
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	910	889,707
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	3,230	3,241,467
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	1,200	1,165,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	580	530,700
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	830	776,569
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	1,050	1,048,667
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	04/01/38	1,490	1,407,525
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.750%	04/01/48	60	58,087
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	310	332,353

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	4.200%	03/15/28	2,820	$2,640,026
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	290	292,865
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	500	527,018
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	98,346
Comcast Corp., Gtd. Notes	3.900%	03/01/38	2,110	1,914,757
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,450	1,390,887
Comcast Corp., Gtd. Notes	3.969%	11/01/47	37	32,592
Comcast Corp., Gtd. Notes	3.999%	11/01/49	377	331,364
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	181,437
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	517,572
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	177,293
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	5,095	4,311,644
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	90	90,113
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	2,830	2,769,953
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,352,308
NBCUniversal Media LLC, Gtd. Notes(a)	4.375%	04/01/21	660	677,112
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%	02/15/21	1,905	1,914,697
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	830	847,328
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	1,620	1,584,861
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,020	2,289,688
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	2,180	2,261,178
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%	07/15/33	630	777,820
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	770	837,231
Viacom, Inc., Sr. Unsec’d. Notes(a)	3.875%	04/01/24	570	551,475
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.250%	09/01/23	460	457,374
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%	08/15/26	200	187,220
Warner Media LLC, Gtd. Notes	4.750%	03/29/21	710	732,640

				41,516,835

Mining — 1.1%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	1,850	1,950,992
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.625%	09/11/24	630	596,490
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.750%	04/10/22	2,130	2,114,685
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.000%	09/11/27	1,090	1,014,814
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.750%	04/10/27	1,070	1,054,949
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	200	209,169
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	243	251,385
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	1,640	1,819,258
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	260	289,619

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Mining (continued)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	175	$172,830
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,600	1,795,217
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	10/19/75	4,980	5,400,809
Freeport-McMoRan, Inc., Gtd. Notes(a)	5.450%	03/15/43	856	750,883
Freeport-McMoRan, Inc., Gtd. Notes	6.875%	02/15/23	1,840	1,938,808
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%	04/16/20	450	445,205
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.000%	03/27/27	7,320	6,909,533
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%	05/30/23	280	279,387
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%	11/08/42	5,160	5,107,056
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.625%	12/15/27	1,450	1,389,294

				33,490,383

Miscellaneous Manufacturing — 0.6%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,950	4,805,960
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,690	1,629,692
General Electric Co., Sr. Unsec’d. Notes, GMTN	5.500%	01/08/20	200	207,310
General Electric Co., Sr. Unsec’d. Notes, MTN(a)	4.375%	09/16/20	682	698,527
General Electric Co., Sr. Unsec’d. Notes(a)	4.500%	03/11/44	600	588,248
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	4.625%	01/07/21	1,413	1,456,809
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	101,931
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	1,051	1,099,539
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,010	1,146,066
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	4,177	5,289,532

				17,023,614

Oil & Gas — 3.6%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	235,350
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	1,690	1,739,190
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	3,140	3,365,190
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,190	1,375,230
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	1,320	1,586,458
Apache Corp., Sr. Unsec’d. Notes(a)	3.250%	04/15/22	1,324	1,301,532
Apache Corp., Sr. Unsec’d. Notes(a)	4.250%	01/15/44	1,370	1,211,216
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	310	294,626
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	1,958,009
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,133,923
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.535%	11/04/24	300	297,686
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	2,895,393
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	2,880	2,824,783
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	320	317,297
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	171,657
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	670	633,150
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	560	567,000

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	258	$270,823
Chevron Corp., Sr. Unsec’d. Notes(a)	2.954%	05/16/26	2,660	2,551,967
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	5,724,045
Concho Resources, Inc., Gtd. Notes	4.300%	08/15/28	1,260	1,262,930
Concho Resources, Inc., Gtd. Notes	4.375%	01/15/25	840	843,544
Continental Resources, Inc., Gtd. Notes	4.375%	01/15/28	620	616,367
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	330	334,878
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,558,527
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	3,920	3,987,755
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	151,014
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,333,885
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,800	4,552,560
Ensco PLC, Sr. Unsec’d. Notes(a)	8.000%	01/31/24	1,024	1,029,120
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,165,982
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.043%	03/01/26	2,180	2,120,439
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	4.114%	03/01/46	1,630	1,659,083
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	5.375%	04/24/30	260	260,567
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	6.375%	10/24/48	940	949,165
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,270	1,610,539
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	300	279,750
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.850%	01/15/28	1,500	1,433,458
Noble Energy, Inc., Sr. Unsec’d. Notes	4.950%	08/15/47	730	730,785
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	990	1,007,226
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	320	325,507
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	1,200	1,133,451
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	438,902
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,573,354
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	1,650	1,612,297
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	480	484,397
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,641,787
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	02/01/29	930	817,591
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.250%	03/17/44	2,950	2,728,750
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	13,239	12,232,836
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.125%	01/17/22	435	442,395
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.250%	03/17/24	2,690	2,667,135
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	1,060	1,058,675
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,071,245
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	2,740	2,523,540
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	310	303,025
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,900	1,996,900
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	1,440	1,530,000
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	200	187,500
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	100	101,250
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26	2,730	2,594,263
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	710	687,632
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	2,940	3,016,463

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,010	$2,060,016
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,010	1,057,620
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	2,230	2,274,060
Whiting Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	6.625%	01/15/26	430	442,900
Whiting Petroleum Corp., Gtd. Notes(a)	6.250%	04/01/23	180	184,500

				107,530,090

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes(a)	3.800%	11/15/25	2,690	2,670,761
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	2,060	2,047,647
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	1,590	1,584,691

				6,303,099

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	930	919,538
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.000%	02/15/25	650	632,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes, 144A(a)	5.125%	07/15/23	610	602,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	6.875%	02/15/21	535	542,093
WestRock RKT Co., Gtd. Notes	3.500%	03/01/20	590	591,174
WestRock RKT Co., Gtd. Notes(a)	4.000%	03/01/23	370	374,514

				3,662,632

Pharmaceuticals — 1.6%
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	1,160	1,141,426
Allergan Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	2,470	2,398,482
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	350	331,153
Allergan Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	368	354,246
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22	860	824,408
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	1,150	1,083,454
CVS Health Corp., Sr. Unsec’d. Notes	3.350%	03/09/21	1,050	1,048,845
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	670	666,602
CVS Health Corp., Sr. Unsec’d. Notes	4.100%	03/25/25	1,750	1,740,727
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	10,670	10,524,985
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	1,330	1,353,536
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.750%	12/01/22	6,440	6,172,252
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	876	848,786
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	830,890
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	724	770,782
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	642	721,555
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	980	938,060
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	2,180	2,143,106

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%		03/03/37	1,340	$1,309,451
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,210	1,156,753
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.950%		12/18/22	620	564,299
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%		11/10/21	1,000	957,700
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%		07/19/19	570	556,450
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200%		07/21/21	3,750	3,478,264
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%		03/01/23	250	232,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.250%		04/01/26	410	425,888
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	8.500%		01/31/27	240	243,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%		12/01/21	390	383,663
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%		03/15/24	1,330	1,394,439
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21	2,730	2,772,656
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.000%		12/15/25	270	279,774

					47,648,132

Pipelines — 1.0%
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes(a)	5.125%		06/30/27	1,030	1,020,988
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	472,773
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,512,368
Enterprise Products Operating LLC, Gtd. Notes, 3 Month LIBOR + 3.708%	6.066%	(c)	08/01/66	2,700	2,706,750
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%		03/01/21	600	598,345
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	726,549
Kinder Morgan, Inc., Gtd. Notes(a)	4.300%		03/01/28	2,160	2,098,420
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	186,163
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	1,074,642
MPLX LP, Sr. Unsec’d. Notes	4.500%		04/15/38	1,090	1,006,776
MPLX LP, Sr. Unsec’d. Notes	4.700%		04/15/48	2,920	2,707,442
MPLX LP, Sr. Unsec’d. Notes	4.875%		12/01/24	1,450	1,494,902
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25	1,520	1,562,819
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%		03/01/32	2,150	2,780,064
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%		02/01/26	3,380	4,096,351
Williams Cos., Inc. (The), Sr. Unsec’d. Notes(a)	3.700%		01/15/23	370	357,975
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%		06/15/31	1,320	1,585,558
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%		01/15/31	1,711	2,034,978
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%		09/01/21	733	815,463
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%		03/15/32	210	270,764
Williams Partners LP, Sr. Unsec’d. Notes	5.250%		03/15/20	730	752,546

					29,862,636

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%	06/01/21	3,000	$2,995,320
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%	09/17/24	5,750	5,680,683

				8,676,003

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	5.000%	10/15/25	920	870,504
Beacon Escrow Corp., Gtd. Notes, 144A(a)	4.875%	11/01/25	540	496,476
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	410	400,641
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,050	2,035,337
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	103,795
TJX Cos., Inc. (The), Sr. Unsec’d. Notes(a)	2.250%	09/15/26	300	267,524
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	3.450%	06/01/26	1,780	1,659,056
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	3,040	3,065,610

				8,898,943

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125%	01/15/25	1,280	1,187,407
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	190	179,712
Intel Corp., Sr. Unsec’d. Notes	3.734%	12/08/47	490	461,649
Intel Corp., Sr. Unsec’d. Notes(a)	3.700%	07/29/25	750	754,902

				2,583,670

Software — 0.8%
First Data Corp., Sr. Sec’d. Notes, 144A(a)	5.000%	01/15/24	2,500	2,481,250
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	140	145,821
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	8,020	7,418,868
Microsoft Corp., Sr. Unsec’d. Notes(a)	2.700%	02/12/25	800	767,252
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	3,240	3,171,964
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.300%	02/06/27	6,390	6,292,108
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	124,459
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	600	586,534
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	350	364,657
salesforce.com, Inc., Sr. Unsec’d. Notes	3.250%	04/11/23	1,490	1,481,264
salesforce.com, Inc., Sr. Unsec’d. Notes	3.700%	04/11/28	490	486,496

				23,320,673

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	1,983,307
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	888,510
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	4,350	4,079,166
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,690	1,431,662
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	235,464
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,603	1,381,929
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%	06/10/25	900	828,687
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	460	657,197
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,020,000
CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000%	03/15/27	730	687,113

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.820%	01/19/22	610	$592,340
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,710	3,784,237
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	1,907,850
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	520	514,150
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%	09/20/29	270	267,921
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.103%	03/08/27	1,990	1,924,499
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,568,071
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.213%	03/08/47	170	163,865
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	3,561	3,408,858
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.329%	09/21/28	2,224	2,204,435
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	1,850	1,641,950
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	240	232,135
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%	11/01/42	370	308,977
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/16/27	2,780	2,751,203
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	570	519,675
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	2,590	2,659,927
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.500%	03/16/47	200	209,572
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	05/30/28	5,320	5,256,762
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.250%	05/30/48	2,830	2,822,169

				45,931,631

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	1,200	1,173,499
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	1,300	1,275,166

				2,448,665

Transportation — 0.3%
Union Pacific Corp., Sr. Unsec’d. Notes(a)	3.750%	07/15/25	1,050	1,049,142
Union Pacific Corp., Sr. Unsec’d. Notes(a)	3.950%	09/10/28	3,320	3,335,848
Union Pacific Corp., Sr. Unsec’d. Notes	4.500%	09/10/48	2,030	2,063,582
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)	2.500%	04/01/23	720	695,596
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.050%	11/15/27	510	485,421

				7,629,589

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	504	488,880
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%	08/01/24	490	470,645

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Trucking & Leasing (continued)
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%		08/15/22	402	$397,984
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%		02/15/24	660	651,611

					2,009,120

TOTAL CORPORATE BONDS (cost $978,873,420)					969,964,902

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.9%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	3.769%	(cc)	09/25/35	282	229,323
Alternative Loan Trust, Series 2005-J4, Class M2, 1 Month LIBOR + 0.640%	2.731%	(c)	07/25/35	4,761	4,663,268
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1, 1 Month LIBOR + 0.680%	2.771%	(c)	02/25/45	2,981	2,978,080
Banc of America Funding Trust, Series 2015-R2, Class 4A1, 1 Month LIBOR + 0.165%, 144A	2.256%	(c)	09/29/36	5,768	5,659,319
Banc of America Mortgage Trust, Series 2003-H, Class 3A1	3.794%	(cc)	09/25/33	166	163,400
Banc of America Mortgage Trust, Series 2005-H, Class 2A1	3.568%	(cc)	09/25/35	80	77,681
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900%	2.991%	(c)	11/25/34	11,935	11,865,457
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1 Month LIBOR + 0.740%	2.831%	(c)	11/25/34	24	23,716
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 1 Month LIBOR + 1.100%	3.191%	(c)	10/25/33	184	183,296
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	3.524%	(cc)	11/20/34	93	94,973
CSMC Trust, Series 2015-2R, Class 3A1, 144A	2.170%	(cc)	04/27/36	4,952	4,847,191
CSMC Trust, Series 2015-2R, Class 7A1, 144A	3.208%	(cc)	08/27/36	4,378	4,465,066
CSMC Trust 2018-J1, Series 2018-J1, Class A2	3.500%	(cc)	02/25/48	28,050	27,368,472
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, PO, 144A	5.553%	(cc)	04/15/36	31,750	5,354,550
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2, 1 Month LIBOR + 5.250%	7.341%	(c)	10/25/23	7,310	8,425,923
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%	6.491%	(c)	01/25/24	18,640	21,226,240
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600%	4.691%	(c)	05/25/24	11,420	12,116,739
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	2,142	165,158
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	1,845	359,916
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	2,316	196,992
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	1,713	379,163
Fannie Mae REMICS, Series 2004-38, Class FK, 1 Month LIBOR + 0.350%	2.441%	(c)	05/25/34	477	477,149

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	26	$25,768
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,479,479
Fannie Mae REMICS, Series 2010-150, Class SK, IO, 1 Month LIBOR + 6.530%	4.439%	(c)	01/25/41	1,201	176,022
Fannie Mae REMICS, Series 2010-27, Class AS, IO, 1 Month LIBOR + 6.480%	4.389%	(c)	04/25/40	1,318	217,603
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	29,380	29,962,595
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	6	6,432
Fannie Mae REMICS, Series 2011-99, Class KS, IO, 1 Month LIBOR + 6.700%	4.609%	(c)	10/25/26	1,520	133,757
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	2,064	218,057
Fannie Mae REMICS, Series 2012-133, Class CS, IO, 1 Month LIBOR + 6.150%	4.059%	(c)	12/25/42	678	108,362
Fannie Mae REMICS, Series 2012-134, Class MS, IO, 1 Month LIBOR + 6.150%	4.059%	(c)	12/25/42	889	146,211
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	216	230,405
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,142	1,249,189
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	439	505,796
Fannie Mae REMICS, Series 2012-70, Class YS, IO, 1 Month LIBOR + 6.650%	4.559%	(c)	02/25/41	177	19,948
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%	(s)	03/25/42	122	109,002
Fannie Mae REMICS, Series 2012-74, Class SA, IO, 1 Month LIBOR + 6.650%	4.559%	(c)	03/25/42	1,398	170,908
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000%	(s)	03/25/42	182	159,077
Fannie Mae REMICS, Series 2012-75, Class NS, IO, 1 Month LIBOR + 6.600%	4.509%	(c)	07/25/42	102	17,165
Fannie Mae REMICS, Series 2013-126, Class CS, IO, 1 Month LIBOR + 6.150%	4.059%	(c)	09/25/41	4,813	612,488
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	2,424	208,083
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	9,833	1,011,418
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	1,456	1,638,616
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	3,805	4,132,943
Fannie Mae REMICS, Series 2013-9, Class SA, IO, 1 Month LIBOR + 6.150%	4.059%	(c)	03/25/42	5,895	651,361
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.238%	(cc)	08/25/55	2,454	120,843
Fannie Mae REMICS, Series 2015-56, Class AS, IO, 1 Month LIBOR + 6.150%	4.059%	(c)	08/25/45	868	166,279
Flagstar Mortgage Trust, Series 2018-2, Class A4, 144A	3.500%	(cc)	04/25/48	8,592	8,441,811
Freddie Mac Reference REMIC, Series R007, Class ZA	6.000%		05/15/36	2,047	2,255,424
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	4,155	4,402,494
Freddie Mac REMICS, Series 3242, Class SC, IO, 1 Month LIBOR + 6.290%	4.217%	(c)	11/15/36	435	57,408
Freddie Mac REMICS, Series 3368, Class AI, IO, 1 Month LIBOR + 6.030%	3.957%	(c)	09/15/37	1,188	150,584
Freddie Mac REMICS, Series 3621, Class SB, IO, 1 Month LIBOR + 6.230%	4.157%	(c)	01/15/40	226	29,679
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	1,701	1,765,481
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	7,766	7,958,422

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Freddie Mac REMICS, Series 3947, Class SG, IO, 1 Month LIBOR + 5.950%	3.877%	(c)	10/15/41	4,618	$668,240
Freddie Mac REMICS, Series 4054, Class SA, IO, 1 Month LIBOR + 6.050%	3.977%	(c)	08/15/39	1,080	124,789
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,407	197,827
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	5,374	512,857
Freddie Mac REMICS, Series 4174, Class SA, IO, 1 Month LIBOR + 6.200%	4.127%	(c)	05/15/39	1,063	110,038
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	3,689	594,466
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,851	2,607,530
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	6,591	626,397
Freddie Mac REMICS, Series 4415, Class IO, IO	1.404%	(cc)	04/15/41	2,017	94,822
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,039	96,783
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%	4.091%	(c)	12/25/28	7,099	7,201,221
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	5.341%	(c)	07/25/29	16,650	17,943,220
Government National Mortgage Assoc., Series 2010-31, Class GS, IO, 1 Month LIBOR + 6.500%	4.416%	(c)	03/20/39	209	8,856
Government National Mortgage Assoc., Series 2010-42, Class BS, IO, 1 Month LIBOR + 6.480%	4.396%	(c)	04/20/40	194	26,576
Government National Mortgage Assoc., Series 2010-76, Class CS, IO, 1 Month LIBOR + 6.550%	4.466%	(c)	06/20/40	3,268	532,461
Government National Mortgage Assoc., Series 2010-85, Class HS, IO, 1 Month LIBOR + 6.650%	4.566%	(c)	01/20/40	288	27,281
Government National Mortgage Assoc., Series 2010-H02, Class FA, 1 Month LIBOR + 0.680%	2.656%	(c)	02/20/60	4,513	4,540,819
Government National Mortgage Assoc., Series 2010-H11, Class FA, 1 Month LIBOR + 1.000%	2.976%	(c)	06/20/60	6,344	6,459,829
Government National Mortgage Assoc., Series 2010-H20, Class AF, 1 Month LIBOR + 0.330%	2.247%	(c)	10/20/60	10,895	10,887,586
Government National Mortgage Assoc., Series 2010-H24, Class FA, 1 Month LIBOR + 0.350%	2.267%	(c)	10/20/60	9,954	9,947,003
Government National Mortgage Assoc., Series 2010-H26, Class LF, 1 Month LIBOR + 0.350%	2.267%	(c)	08/20/58	668	667,311
Government National Mortgage Assoc., Series 2012-124, Class AS, IO, 1 Month LIBOR + 6.200%	4.115%	(c)	10/16/42	1,919	308,758
Government National Mortgage Assoc., Series 2012-34, Class SA, IO, 1 Month LIBOR + 6.050%	3.966%	(c)	03/20/42	2,488	342,352
Government National Mortgage Assoc., Series 2012-43, Class SN, IO, 1 Month LIBOR + 6.600%	4.515%	(c)	04/16/42	1,338	267,690
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	1,939	155,918

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc., Series 2012-98, Class SA, IO, 1 Month LIBOR + 6.100%	4.015%	(c)	08/16/42	1,180	$180,767
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	1,494	263,037
Government National Mortgage Assoc., Series 2014-5, Class SP, IO, 1 Month LIBOR + 6.150%	4.065%	(c)	06/16/43	1,883	201,001
Government National Mortgage Assoc., Series 2018-37, Class QA	2.750%	(cc)	03/20/48	1,675	1,619,358
Government National Mortgage Association, Series 2018-H06, Class PF, 1 Month LIBOR + 0.300%	2.217%	(c)	02/20/68	1,281	1,278,286
Government National Mortgage Association, Series 2018-H07, Class FD, 1 Month LIBOR + 0.300%	2.217%	(c)	05/20/68	2,086	2,081,098
Government National Mortgage Association, Series 2018-H08, Class KF, 1 Month LIBOR + 0.300%^	2.350%	(c)	05/20/68	961	960,404
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B, 1 Month LIBOR + 0.200%	2.291%	(c)	10/25/45	185	162,434
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 1 Month LIBOR + 0.230%	2.321%	(c)	04/25/36	122	146,615
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 1 Month LIBOR + 0.400%, 144A	2.491%	(c)	06/25/34	2,014	1,826,613
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.441%	(c)	03/25/35	983	919,286
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	216	215,320
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760%	2.845%	(c)	01/19/35	177	160,162
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200%	2.291%	(c)	10/25/36	917	869,240
JP Morgan Mortgage Trust 2018-4, Series 2018-4, Class A1, 144A	3.500%	(cc)	10/25/48	5,773	5,672,201
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	3.786%	(cc)	08/25/35	630	634,851
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,228	1,862,319
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 144A	3.500%	(cc)	09/25/48	15,005	14,743,435
JPMorgan Mortgage Trust, Series 2018-5, Class A1, 144A	3.500%	(cc)	10/25/48	19,197	18,785,802
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	3.809%	(cc)	04/21/34	552	566,023
MASTR Alternative Loan Trust, Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450%	2.541%	(c)	09/25/34	722	701,751
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	3.595%	(cc)	02/25/36	240	241,506
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	4.231%	(cc)	07/25/34	439	433,175
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700%	2.791%	(c)	12/25/35	1,229	994,968

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35		1,885	$1,905,287
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 Month LIBOR + 1.070%	3.161%	(c)	02/25/35		5,732	5,325,372
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	4.233%	(cc)	06/25/36		782	701,569
RAMP Trust, Series 2005-SL1, Class A7	8.000%		05/25/32		112	92,981
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450%	2.541%	(c)	01/25/37		728	503,710
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	4.394%	(cc)	12/26/35		6	6,339
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 1 Month LIBOR + 0.400%, 144A	2.491%	(c)	11/25/34		2,987	2,613,133
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37		1,895	1,269,363
SACO I Trust, Series 2007-VA1, Class A, 144A	8.992%	(cc)	06/25/21		534	528,808
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 144A	4.000%	(cc)	08/25/56		7,730	7,483,272
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2, 144A	4.000%	(cc)	08/25/56		12,160	10,989,628
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750%	(cc)	07/25/56		8,140	7,895,469
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.490%	(cc)	09/25/34		312	290,652
Structured Asset Securities Corp., Series 2005-RF1, Class A, 1 Month LIBOR + 0.350%, 144A	2.310%	(c)	03/25/35		2,151	1,996,587
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	3.801%	(cc)	08/20/35		71	63,766
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7	3.368%	(cc)	09/25/33		171	175,427
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490%	2.581%	(c)	10/25/45		3,073	3,077,558
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 4A1	3.316%	(cc)	09/25/36		247	222,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	4.190%	(cc)	04/25/36		66	61,576

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $347,639,377)						351,533,332

SOVEREIGN BONDS — 7.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%		10/11/22		3,940	3,772,549
Argentina POM Politica Monetaria (Argentina), Bonds, Argentina Central Bank 7 Day Repo Reference Rate	40.000%	(c)	06/21/20	ARS	11,220	396,115
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	105,350	3,114,035
Argentine Bonos del Tesoro (Argentina), Bonds	21.200%		09/19/18	ARS	1,722	57,053
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		5,650	4,534,125
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		01/11/48		10,300	7,709,653
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/27	BRL	5,694	1,342,845

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%	01/01/21	BRL	89,434	$23,403,713
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%	01/01/23	BRL	27,638	6,961,868
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		670	609,700
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45		3,470	2,746,540
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		3,850	3,343,725
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	02/21/47		6,110	5,184,335
China Government Bond (China), Sr. Unsec’d. Notes	3.310%	11/30/25	CNY	12,500	1,795,660
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		2,850	3,028,125
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	7.875%	01/23/28		1,930	1,616,761
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21		1,067	1,097,274
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20		360	374,775
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%	01/08/47		2,720	2,723,240
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		3,640	3,602,512
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%	04/15/43		720	667,375
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.125%	01/15/45		790	776,267
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22		270	267,219
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.850%	07/18/27		1,180	1,119,565
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	4.750%	07/18/47		400	377,729
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%	01/15/45		2,520	2,476,195
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500%	01/11/28		410	378,626
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.350%	01/11/48		2,550	2,286,039
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24		1,400	1,381,047
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	7.250%	02/28/28		960	921,633
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		3,960	3,854,743
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	531,246	25,658,353
Mexican Bonos (Mexico), Bonds	8.000%	11/07/47	MXN	219,500	11,440,603
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/23/34	MXN	144,520	7,343,939
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/13/42	MXN	606,284	30,757,073
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.143%	02/23/30		1,220	1,150,855
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	6.500%	11/28/27		1,140	1,059,370
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		2,100	2,438,625

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%		03/14/37		670	$835,825
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24		5,990	6,080,329
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		02/15/23		1,520	1,387,547
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	7.875%		06/15/27		1,310	1,146,249
Russian Federal Bond (Russia), Bonds	7.000%		08/16/23	RUB	465,330	7,321,022
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB	976,502	15,020,572
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB	79,640	1,283,510
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB	458,000	7,573,623
Russian Federal Bond (Russia), Bonds	7.000%		01/25/23	RUB	170,630	2,681,468

TOTAL SOVEREIGN BONDS (cost $260,086,932)						215,100,004

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.8%
Federal Home Loan Bank	1.901%		08/27/18		3,810	3,798,620
Federal Home Loan Bank	1.919%	(s)	08/17/18		1,190	1,187,081
Federal Home Loan Bank	1.930%		08/27/18		2,190	2,183,458
Federal Home Loan Mortgage Corp.	3.000%		01/01/47		7,908	7,682,877
Federal Home Loan Mortgage Corp.	3.000%		01/01/47		3,308	3,211,653
Federal Home Loan Mortgage Corp.	3.000%		01/01/47		2,008	1,950,427
Federal Home Loan Mortgage Corp.	3.000%		01/01/47		1,432	1,389,784
Federal Home Loan Mortgage Corp.^	3.000%		05/15/48		5,300	5,102,681
Federal Home Loan Mortgage Corp.	3.500%		10/01/42		2,471	2,471,324
Federal Home Loan Mortgage Corp.	3.500%		11/01/42		52	51,965
Federal Home Loan Mortgage Corp.	3.500%		03/01/43		2,959	2,959,595
Federal Home Loan Mortgage Corp.	3.500%		02/01/44		1,089	1,089,688
Federal Home Loan Mortgage Corp.	4.000%		03/01/42		1,507	1,549,105
Federal Home Loan Mortgage Corp.	4.000%		07/01/42		22,300	22,729,739
Federal Home Loan Mortgage Corp.	4.000%		10/01/42		3,828	3,936,566
Federal Home Loan Mortgage Corp.	4.000%		04/01/43		1,554	1,597,564
Federal Home Loan Mortgage Corp.	4.000%		05/01/43		121	124,624
Federal Home Loan Mortgage Corp.	4.000%		06/01/43		197	202,759
Federal Home Loan Mortgage Corp.	4.000%		06/01/43		133	136,918
Federal Home Loan Mortgage Corp.	4.000%		06/01/43		117	120,418
Federal Home Loan Mortgage Corp.	4.000%		06/01/43		115	118,551
Federal Home Loan Mortgage Corp.	4.000%		06/01/43		107	110,150
Federal Home Loan Mortgage Corp.	4.000%		07/01/43		643	664,126
Federal Home Loan Mortgage Corp.	4.000%		07/01/43		626	645,071
Federal Home Loan Mortgage Corp.	4.000%		08/01/43		832	855,620
Federal Home Loan Mortgage Corp.	4.000%		03/01/44		1,795	1,837,824
Federal Home Loan Mortgage Corp.	4.000%		07/01/44		559	572,113
Federal Home Loan Mortgage Corp.	4.000%		02/01/45		1,501	1,535,602
Federal Home Loan Mortgage Corp.	4.000%		05/01/45		296	303,150
Federal Home Loan Mortgage Corp.	4.000%		01/01/46		1,937	1,982,524
Federal Home Loan Mortgage Corp.	4.000%		03/01/46		1,679	1,718,736
Federal Home Loan Mortgage Corp.	4.000%		05/01/46		2,038	2,079,653
Federal Home Loan Mortgage Corp.	4.000%		07/01/46		1,827	1,869,657
Federal Home Loan Mortgage Corp.	4.000%		07/01/47		6,332	6,469,311
Federal Home Loan Mortgage Corp.	4.000%		12/01/47		192	196,205
Federal Home Loan Mortgage Corp.	4.000%		04/01/48		989	1,009,632
Federal Home Loan Mortgage Corp.	4.000%		05/01/48		5,335	5,444,407
Federal Home Loan Mortgage Corp.	4.500%		09/01/23		159	165,719
Federal Home Loan Mortgage Corp.	4.500%		08/01/24		150	156,640
Federal Home Loan Mortgage Corp.	4.500%		12/01/43		2,041	2,150,520
Federal Home Loan Mortgage Corp.	4.500%		03/01/44		1,992	2,098,040
Federal Home Loan Mortgage Corp.	4.500%		04/01/44		5,097	5,350,880

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,323	$1,397,291
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,218	1,283,680
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	958	1,004,036
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	898	941,116
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	862	901,449
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	850	893,705
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	629	657,466
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	145	150,941
Federal Home Loan Mortgage Corp.	4.500%		09/01/46	688	715,916
Federal Home Loan Mortgage Corp.	4.500%		02/01/47	222	231,361
Federal Home Loan Mortgage Corp.	4.500%		03/01/47	161	167,701
Federal Home Loan Mortgage Corp.	4.500%		05/01/47	524	548,229
Federal Home Loan Mortgage Corp.	4.500%		06/01/48	4,300	4,474,209
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	449	478,544
Federal Home Loan Mortgage Corp.	5.000%		06/01/41	282	302,121
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	836	907,734
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	358	388,147
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	801	892,056
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	305	339,504
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	310	341,364
Federal National Mortgage Assoc.	2.500%		01/01/28	1,373	1,345,272
Federal National Mortgage Assoc.	2.500%		02/01/28	646	632,708
Federal National Mortgage Assoc.	2.500%		10/01/42	1,602	1,507,575
Federal National Mortgage Assoc.	2.589%	(s)	10/09/19	18,560	17,968,856
Federal National Mortgage Assoc.	2.940%		07/01/27	3,600	3,444,450
Federal National Mortgage Assoc.	3.000%		TBA	1,300	1,292,368
Federal National Mortgage Assoc.	3.000%		09/01/42	9,398	9,190,317
Federal National Mortgage Assoc.	3.000%		09/01/42	4,447	4,349,041
Federal National Mortgage Assoc.	3.000%		12/01/42	76	74,637
Federal National Mortgage Assoc.	3.000%		12/01/42	60	58,502
Federal National Mortgage Assoc.	3.000%		01/01/43	934	911,716
Federal National Mortgage Assoc.	3.000%		01/01/43	758	740,494
Federal National Mortgage Assoc.	3.000%		01/01/43	318	310,179
Federal National Mortgage Assoc.	3.000%		01/01/43	174	169,794
Federal National Mortgage Assoc.	3.000%		01/01/43	116	112,845
Federal National Mortgage Assoc.	3.000%		01/01/43	59	57,976
Federal National Mortgage Assoc.	3.000%		01/01/43	40	39,227
Federal National Mortgage Assoc.	3.000%		02/01/43	128	125,453
Federal National Mortgage Assoc.	3.000%		11/01/46	8,838	8,575,247
Federal National Mortgage Assoc.	3.000%		12/01/46	3,151	3,063,855
Federal National Mortgage Assoc.	3.000%		01/01/47	6,314	6,134,210
Federal National Mortgage Assoc.	3.000%		01/01/47	2,011	1,953,310
Federal National Mortgage Assoc.	3.000%		02/01/47	7,263	7,060,696
Federal National Mortgage Assoc.	3.500%		07/01/26	14,100	14,268,539
Federal National Mortgage Assoc.	3.500%		09/01/42	1,491	1,490,775
Federal National Mortgage Assoc.	3.500%		01/01/43	7,237	7,224,986
Federal National Mortgage Assoc.	3.500%		04/01/43	3,035	3,039,647
Federal National Mortgage Assoc.	3.500%		12/01/45	8,018	8,004,243
Federal National Mortgage Assoc.	3.500%		12/01/45	1,191	1,189,365
Federal National Mortgage Assoc.	3.500%		01/01/46	1,195	1,193,930
Federal National Mortgage Assoc.	3.500%		01/01/46	1,187	1,187,156
Federal National Mortgage Assoc.	3.500%		03/01/57	18,289	18,167,462
Federal National Mortgage Assoc.	4.000%		TBA	16,700	17,025,680
Federal National Mortgage Assoc.	4.000%		04/01/42	192	197,603
Federal National Mortgage Assoc.	4.000%		10/01/42	2,019	2,071,679
Federal National Mortgage Assoc.	4.000%		11/01/42	3,456	3,545,470
Federal National Mortgage Assoc.	4.000%		12/01/42	1,332	1,368,333
Federal National Mortgage Assoc.	4.000%		12/01/42	231	242,572
Federal National Mortgage Assoc.	4.000%		12/01/42	150	157,963

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	04/01/43	238	$245,740
Federal National Mortgage Assoc.	4.000%	06/01/43	731	750,847
Federal National Mortgage Assoc.	4.000%	06/01/43	549	565,820
Federal National Mortgage Assoc.	4.000%	06/01/43	303	311,863
Federal National Mortgage Assoc.	4.000%	06/01/43	283	291,405
Federal National Mortgage Assoc.	4.000%	06/01/43	272	280,354
Federal National Mortgage Assoc.	4.000%	06/01/43	263	271,654
Federal National Mortgage Assoc.	4.000%	06/01/43	200	205,800
Federal National Mortgage Assoc.	4.000%	06/01/43	172	177,330
Federal National Mortgage Assoc.	4.000%	06/01/43	169	174,016
Federal National Mortgage Assoc.	4.000%	06/01/43	120	123,589
Federal National Mortgage Assoc.	4.000%	06/01/43	114	117,895
Federal National Mortgage Assoc.	4.000%	06/01/43	102	104,279
Federal National Mortgage Assoc.	4.000%	06/01/43	66	68,289
Federal National Mortgage Assoc.	4.000%	06/01/43	51	52,136
Federal National Mortgage Assoc.	4.000%	07/01/43	1,008	1,036,408
Federal National Mortgage Assoc.	4.000%	07/01/43	837	862,768
Federal National Mortgage Assoc.	4.000%	07/01/43	569	584,246
Federal National Mortgage Assoc.	4.000%	07/01/43	65	66,634
Federal National Mortgage Assoc.	4.000%	01/01/45	1,919	1,973,174
Federal National Mortgage Assoc.	4.000%	04/01/47	6,852	7,010,760
Federal National Mortgage Assoc.	4.000%	05/01/47	1,380	1,410,463
Federal National Mortgage Assoc.	4.000%	08/01/47	15,210	15,526,002
Federal National Mortgage Assoc.	4.000%	02/01/56	12,871	13,265,301
Federal National Mortgage Assoc.	4.000%	06/01/57	1,619	1,658,430
Federal National Mortgage Assoc.	4.500%	TBA	8,200	8,538,321
Federal National Mortgage Assoc.	4.500%	04/01/31	489	511,349
Federal National Mortgage Assoc.	4.500%	05/01/31	1,573	1,643,877
Federal National Mortgage Assoc.	4.500%	06/01/31	531	555,514
Federal National Mortgage Assoc.	4.500%	11/01/31	654	683,364
Federal National Mortgage Assoc.	4.500%	12/01/31	802	837,817
Federal National Mortgage Assoc.	4.500%	12/01/31	166	173,509
Federal National Mortgage Assoc.	4.500%	12/01/39	5	4,751
Federal National Mortgage Assoc.	4.500%	09/01/41	631	664,149
Federal National Mortgage Assoc.	4.500%	10/01/41	763	802,671
Federal National Mortgage Assoc.	4.500%	10/01/41	404	421,889
Federal National Mortgage Assoc.	4.500%	10/01/41	267	280,318
Federal National Mortgage Assoc.	4.500%	08/01/42	30,400	31,597,261
Federal National Mortgage Assoc.	4.500%	09/01/42	102	106,470
Federal National Mortgage Assoc.	4.500%	09/01/43	930	975,104
Federal National Mortgage Assoc.	4.500%	09/01/43	136	142,240
Federal National Mortgage Assoc.	4.500%	09/01/43	79	82,602
Federal National Mortgage Assoc.	4.500%	10/01/43	838	877,877
Federal National Mortgage Assoc.	4.500%	10/01/43	755	791,044
Federal National Mortgage Assoc.	4.500%	10/01/43	175	182,771
Federal National Mortgage Assoc.	4.500%	10/01/43	125	131,241
Federal National Mortgage Assoc.	4.500%	10/01/43	59	61,678
Federal National Mortgage Assoc.	4.500%	10/01/43	6	6,305
Federal National Mortgage Assoc.	4.500%	11/01/43	612	641,919
Federal National Mortgage Assoc.	4.500%	11/01/43	317	332,214
Federal National Mortgage Assoc.	4.500%	11/01/43	163	170,362
Federal National Mortgage Assoc.	4.500%	12/01/43	707	740,787
Federal National Mortgage Assoc.	4.500%	12/01/43	524	548,691
Federal National Mortgage Assoc.	4.500%	12/01/43	12	12,064
Federal National Mortgage Assoc.	4.500%	01/01/44	2,991	3,153,960
Federal National Mortgage Assoc.	4.500%	01/01/44	490	513,212
Federal National Mortgage Assoc.	4.500%	01/01/44	477	502,890
Federal National Mortgage Assoc.	4.500%	01/01/44	405	425,370
Federal National Mortgage Assoc.	4.500%	01/01/44	372	390,015

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	02/01/44	1,649	$1,738,612
Federal National Mortgage Assoc.	4.500%	02/01/44	809	849,587
Federal National Mortgage Assoc.	4.500%	02/01/44	330	345,467
Federal National Mortgage Assoc.	4.500%	02/01/44	244	255,173
Federal National Mortgage Assoc.	4.500%	02/01/44	210	219,990
Federal National Mortgage Assoc.	4.500%	02/01/44	65	67,578
Federal National Mortgage Assoc.	4.500%	03/01/44	381	398,775
Federal National Mortgage Assoc.	4.500%	03/01/44	141	147,355
Federal National Mortgage Assoc.	4.500%	04/01/44	1,134	1,199,372
Federal National Mortgage Assoc.	4.500%	04/01/44	963	1,009,813
Federal National Mortgage Assoc.	4.500%	04/01/44	789	828,662
Federal National Mortgage Assoc.	4.500%	04/01/44	569	597,558
Federal National Mortgage Assoc.	4.500%	04/01/44	555	584,180
Federal National Mortgage Assoc.	4.500%	04/01/44	85	89,010
Federal National Mortgage Assoc.	4.500%	04/01/44	28	29,795
Federal National Mortgage Assoc.	4.500%	04/01/44	24	24,981
Federal National Mortgage Assoc.	4.500%	05/01/44	3,545	3,712,191
Federal National Mortgage Assoc.	4.500%	05/01/44	1,363	1,426,563
Federal National Mortgage Assoc.	4.500%	05/01/44	192	200,290
Federal National Mortgage Assoc.	4.500%	05/01/44	182	190,583
Federal National Mortgage Assoc.	4.500%	05/01/44	49	51,560
Federal National Mortgage Assoc.	4.500%	06/01/44	163	170,935
Federal National Mortgage Assoc.	4.500%	07/01/44	959	1,008,484
Federal National Mortgage Assoc.	4.500%	08/01/44	59	61,826
Federal National Mortgage Assoc.	4.500%	10/01/44	5,327	5,598,278
Federal National Mortgage Assoc.	4.500%	01/01/45	253	266,548
Federal National Mortgage Assoc.	4.500%	05/01/47	4,633	4,827,757
Federal National Mortgage Assoc.	4.500%	04/01/56	3,598	3,788,238
Federal National Mortgage Assoc.	4.500%	09/01/57	5,497	5,752,207
Federal National Mortgage Assoc.	5.000%	TBA	11,400	12,076,144
Federal National Mortgage Assoc.	5.000%	07/01/33	219	234,423
Federal National Mortgage Assoc.	5.000%	09/01/33	254	272,388
Federal National Mortgage Assoc.	5.000%	10/01/35	731	783,332
Federal National Mortgage Assoc.	5.000%	08/01/38	3,598	3,853,086
Federal National Mortgage Assoc.	5.000%	01/01/39	17	18,094
Federal National Mortgage Assoc.	5.000%	12/01/39	17	18,099
Federal National Mortgage Assoc.	5.000%	05/01/40	34	36,079
Federal National Mortgage Assoc.	5.000%	05/01/40	29	30,909
Federal National Mortgage Assoc.	5.000%	06/01/40	131	140,877
Federal National Mortgage Assoc.	5.000%	07/01/40	36	38,155
Federal National Mortgage Assoc.	5.000%	11/01/40	1,176	1,261,363
Federal National Mortgage Assoc.	5.000%	01/01/41	122	130,740
Federal National Mortgage Assoc.	5.000%	02/01/41	48	50,619
Federal National Mortgage Assoc.	5.000%	04/01/41	176	188,368
Federal National Mortgage Assoc.	5.000%	05/01/41	1,591	1,707,055
Federal National Mortgage Assoc.	5.000%	05/01/41	539	578,094
Federal National Mortgage Assoc.	5.000%	05/01/41	359	385,153
Federal National Mortgage Assoc.	5.000%	05/01/41	312	334,834
Federal National Mortgage Assoc.	5.000%	05/01/41	252	269,754
Federal National Mortgage Assoc.	5.000%	06/01/41	248	265,844
Federal National Mortgage Assoc.	5.000%	11/01/46	7,397	7,897,687
Federal National Mortgage Assoc.	5.000%	05/01/48	3,419	3,625,193
Federal National Mortgage Assoc.	5.500%	11/01/28	42	45,542
Federal National Mortgage Assoc.	5.500%	03/01/37	16	16,905
Federal National Mortgage Assoc.	5.500%	04/01/37	6	6,276
Federal National Mortgage Assoc.	5.500%	05/01/37	411	445,677
Federal National Mortgage Assoc.	5.500%	03/01/38	22	23,574
Federal National Mortgage Assoc.	5.500%	06/01/38	337	360,722
Federal National Mortgage Assoc.	5.500%	08/01/38	535	582,736

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.500%		05/01/40	35	$38,063
Federal National Mortgage Assoc.	5.500%		09/01/56	5,827	6,336,997
Federal National Mortgage Assoc.	6.000%		04/01/33	129	142,026
Federal National Mortgage Assoc.	6.000%		02/01/34	23	25,356
Federal National Mortgage Assoc.	6.000%		11/01/35	264	290,544
Federal National Mortgage Assoc.	6.000%		08/01/37	537	591,486
Federal National Mortgage Assoc.	6.000%		08/01/37	28	30,863
Federal National Mortgage Assoc.	6.000%		09/01/37	104	113,802
Federal National Mortgage Assoc.	6.500%		05/01/40	5,124	5,647,881
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	17,571,305
Federal National Mortgage Assoc.	7.000%		04/01/37	304	346,642
Federal National Mortgage Assoc.	7.000%		02/01/39	1,133	1,259,254
Federal National Mortgage Assoc.	7.000%		02/01/39	660	734,311
Financing Corp., Series 12P	3.540%	(s)	12/06/18	3,500	3,465,432
Financing Corp., Series E-P	3.716%	(s)	11/02/18	5,800	5,755,930
Government National Mortgage Assoc.	3.000%		TBA	25,300	24,751,997
Government National Mortgage Assoc.	3.000%		09/20/47	6,682	6,542,916
Government National Mortgage Assoc.	3.000%		11/20/47	18,019	17,640,841
Government National Mortgage Assoc.	3.500%		07/01/42	4,800	4,818,468
Government National Mortgage Assoc.	3.500%		10/20/47	3,604	3,622,840
Government National Mortgage Assoc.	3.500%		10/20/47	2,902	2,917,074
Government National Mortgage Assoc.	3.500%		11/20/47	584	586,548
Government National Mortgage Assoc., 1 Month LIBOR + 1.684%	3.560%	(c)	11/20/60	3,567	3,703,727
Government National Mortgage Assoc., 1 Month LIBOR + 1.735%	3.610%	(c)	07/20/60	2,976	3,107,167
Government National Mortgage Assoc., 1 Month LIBOR + 1.761%	3.658%	(c)	09/20/60	3,806	3,982,389
Government National Mortgage Assoc.	4.000%		07/01/40	54,500	55,858,244
Government National Mortgage Assoc.	4.000%		08/20/47	13,549	13,899,261
Government National Mortgage Assoc., 1 Month LIBOR + 2.400%	4.275%	(c)	04/20/60	4,509	4,751,125
Government National Mortgage Assoc.	4.500%		01/20/40	862	906,013
Government National Mortgage Assoc.	4.500%		05/20/40	1,112	1,168,194
Government National Mortgage Assoc.	4.500%		09/20/40	18	19,022
Government National Mortgage Assoc.	4.500%		01/20/41	183	191,880
Government National Mortgage Assoc.	4.500%		07/20/41	1,275	1,340,343
Government National Mortgage Assoc.	4.500%		07/01/42	95,960	99,739,250
Government National Mortgage Assoc.	5.000%		TBA	7,700	8,083,605
Government National Mortgage Assoc.	5.000%		04/15/40	6,262	6,590,369
Government National Mortgage Assoc.	5.000%		05/15/40	338	355,870
Government National Mortgage Assoc.	5.000%		07/20/40	832	903,919
Government National Mortgage Assoc.	5.000%		07/20/40	87	94,076
Government National Mortgage Assoc.	5.000%		09/20/40	474	507,407
Government National Mortgage Assoc.	5.000%		11/20/40	352	378,058
Government National Mortgage Assoc.	5.000%		05/20/48	1,796	1,887,926
Government National Mortgage Assoc.	5.000%		06/20/48	4,092	4,301,837
Government National Mortgage Assoc.	5.500%		06/15/36	675	737,897
Government National Mortgage Assoc.	6.000%		08/20/40	63	69,370
Government National Mortgage Assoc.	6.000%		01/20/41	34	37,331
Government National Mortgage Assoc.	6.000%		04/20/41	5	5,793
Government National Mortgage Assoc.	6.000%		06/20/41	166	183,285
Government National Mortgage Assoc.	6.000%		07/20/41	71	77,247
Government National Mortgage Assoc.	6.000%		12/20/41	38	41,094
Government National Mortgage Assoc.	6.000%		02/20/42	39	42,698
Government National Mortgage Assoc.	6.500%		10/20/37	591	674,768

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $766,616,687)					759,949,318

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. TREASURY OBLIGATIONS — 7.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Bonds	2.500%	02/15/45	10,920	$9,956,395
U.S. Treasury Bonds	3.000%	05/15/45	55,980	56,196,485
U.S. Treasury Bonds	3.000%	02/15/47	22,590	22,671,183
U.S. Treasury Bonds	3.125%	05/15/48	35,000	35,972,070
U.S. Treasury Bonds	3.750%	11/15/43	24,860	28,261,741
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	8,410	9,101,816
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%	02/15/47	1,180	1,224,437
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	3,910	5,696,168
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	2,370	3,431,817
U.S. Treasury Notes	2.000%	08/15/25	2,350	2,226,074
U.S. Treasury Notes	2.625%	06/30/23	12,960	12,896,719
U.S. Treasury Notes	2.750%	02/15/28	4	3,966
U.S. Treasury Notes	2.875%	04/30/25	12,660	12,709,453
U.S. Treasury Notes	2.875%	05/31/25	11,280	11,323,181
U.S. Treasury Notes	2.875%	05/15/28	2	2,004

TOTAL U.S. TREASURY OBLIGATIONS (cost $212,590,691)				211,673,509

			Shares
PREFERRED STOCK — 0.0%
Banks
Citigroup Capital XIII, 8.729%(a) (cost $918,183)			34,700	940,370

TOTAL LONG-TERM INVESTMENTS (cost $3,045,683,575)				2,976,029,412

SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUNDS — 8.8%
PGIM Core Ultra Short Bond Fund(w)			175,246,884	175,246,884
PGIM Institutional Money Market Fund (cost $84,829,884; includes $84,666,256 of cash collateral for securities on loan)(b)(w)			84,821,883	84,830,365

TOTAL AFFILIATED MUTUAL FUNDS (cost $260,076,768)				260,077,249

			Principal Amount (000)#
COMMERCIAL PAPER — 0.8%
JP Morgan Chase & Co. (cost $24,493,098)	2.313%	09/27/18	24,630	24,487,146

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills	1.882%	08/23/18	30,310	30,230,154
U.S. Treasury Bills	2.056%	11/15/18	23,310	23,133,660
U.S. Treasury Notes	1.500%	08/31/18	1,970	1,968,660

TOTAL U.S. TREASURY OBLIGATIONS (cost $55,329,296)				55,332,474

OPTIONS PURCHASED~* — 0.2% (cost $3,451,458)				4,013,578

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $343,350,620)	$343,910,447

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.6% (cost $3,389,034,195)	3,319,939,859

OPTIONS WRITTEN~* — (0.1)% (premiums received $2,846,418)	(2,690,150)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.5% (cost $3,386,187,777)	3,317,249,709
Liabilities in excess of other assets(z) — (12.5)%	(369,091,985)

NET ASSETS — 100.0%	$2,948,157,724

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,063,085 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,080,161; cash collateral of $84,666,256 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(p)	Interest rate not available as of June 30, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased: Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	08/24/18	EUR	197.00	1,960	EUR	1,960	$22,889
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$120.25	8		8	3,375
20 Year U.S. Treasury Bonds Futures	Call	07/06/18		$145.50	20		20	5,625
20 Year U.S. Treasury Bonds Futures	Call	07/27/18		$144.00	53		53	82,813
20 Year U.S. Treasury Bonds Futures	Call	07/27/18		$144.50	100		100	126,563
20 Year U.S. Treasury Bonds Futures	Call	07/27/18		$145.50	88		88	68,750
Australian Dollar Currency	Call	07/06/18		74.00	20		20	7,400
Canadian Dollar Futures	Call	07/06/18		75.00	23		23	27,600
Canadian Dollar Futures	Call	07/06/18		76.00	42		42	16,800
Canadian Dollar Futures	Call	07/06/18		77.00	21		21	1,050
Canadian Dollar Futures	Call	07/06/18		77.50	21		21	420
Canadian Dollar Futures	Call	08/03/18		76.00	18		18	13,860
Euro Futures	Call	07/06/18		1.18	39		4,875	19,500
Euro Futures	Call	07/06/18		1.19	21		2,625	2,625
Euro Futures	Call	07/06/18		1.19	42		5,250	2,625
Euro Futures	Call	08/03/18		1.17	48		6,000	74,400
5 Year U.S. Treasury Notes Futures	Put	07/27/18		$110.25	3,774		3,774	29,486

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Put	07/27/18		$110.50	2,665		2,665	$20,822
5 Year U.S. Treasury Notes Futures	Put	08/24/18		$107.75	1,556		1,556	12,157
5 Year U.S. Treasury Notes Futures	Put	08/24/18		$108.00	2,912		2,912	22,751
5 Year U.S. Treasury Notes Futures	Put	08/24/18		$110.25	1,990		1,990	31,094
10 Year Euro-Bund Futures	Put	07/27/18	EUR	161.50	19	EUR	19	6,878
10 Year U.S. Treasury Notes Futures	Put	07/27/18		$119.50	12		12	2,438
10 Year U.S. Treasury Notes Futures	Put	07/27/18		$119.75	24		24	6,375
10 Year U.S. Treasury Notes Futures	Put	07/27/18		$120.00	112		112	42,000
10 Year U.S. Treasury Notes Futures	Put	07/27/18		$120.25	75		75	36,328
20 Year U.S. Treasury Bonds Futures	Put	07/27/18		$126.00	72		72	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18		$128.00	8		8	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18		$129.00	172		172	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18		$145.00	38		38	38,000
Euro Futures	Put	07/06/18		1.18	46		5,750	31,050

Total Exchange Traded (cost $925,710)								$755,674

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CAD	Call	Citigroup Global Markets	08/15/18	1.31	—	39,550	$565,482
Currency Option USD vs EUR	Call	Citigroup Global Markets	07/24/18	1.21	—	33,080	1,221,494
Currency Option USD vs EUR	Call	Citigroup Global Markets	08/15/18	1.17	—	38,930	477,807
Currency Option USD vs BRL	Put	Citigroup Global Markets	09/06/18	3.80	—	14,700	226,202
Currency Option USD vs MXN	Put	Citigroup Global Markets	08/08/18	19.27	—	44,300	333,411
Currency Option USD vs MXN	Put	Citigroup Global Markets	08/16/18	19.36	—	43,640	407,576

Total OTC Traded Options (cost $2,463,724)							$3,231,972

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.IG.30, 06/20/2023	Call	BNP Paribas	08/15/18	0.63%	0.63%	(Q)	CDX.NA.IG.30	(Q)	59,070	$25,932

(cost $62,024)
Total Options Purchased (cost $3,451,458)										$4,013,578

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	07/06/18	$113.50	130	130	$(26,406)
5 Year U.S. Treasury Notes Futures	Call	07/13/18	$113.75	66	66	(9,797)
5 Year U.S. Treasury Notes Futures	Call	07/27/18	$113.75	52	52	(12,188)
5 Year U.S. Treasury Notes Futures	Call	07/27/18	$114.00	26	26	(3,859)
5 Year U.S. Treasury Notes Futures	Call	07/27/18	$114.50	260	260	(16,250)
5 Year U.S. Treasury Notes Futures	Call	08/24/18	$114.25	258	258	(52,406)

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	07/27/18	EUR	161.00	115	EUR	115	$(235,020)
10 Year Euro-Bund Futures	Call	07/27/18	EUR	161.50	77	EUR	77	(122,292)
10 Year Euro-Bund Futures	Call	07/27/18	EUR	163.00	38	EUR	38	(22,632)
10 Year U.S. Treasury Notes Futures	Call	07/06/18		$120.00	255		255	(71,719)
10 Year U.S. Treasury Notes Futures	Call	07/06/18		$120.50	56		56	(4,375)
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$119.00	75		75	(96,094)
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$119.50	223		223	(195,125)
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$120.00	247		247	(135,078)
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$120.50	347		347	(103,016)
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$120.75	25		25	(6,250)
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$121.00	25		25	(4,297)
10 Year U.S. Treasury Notes Futures	Call	08/24/18		$120.50	495		495	(270,703)
10 Year U.S. Treasury Notes Futures	Call	08/24/18		$121.00	50		50	(18,750)
20 Year U.S. Treasury Bonds Futures	Call	07/06/18		$144.00	25		25	(28,125)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18		$143.00	50		50	(115,625)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18		$145.00	111		111	(102,328)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18		$146.00	148		148	(78,625)
20 Year U.S. Treasury Bonds Futures	Call	08/24/18		$146.00	150		150	(154,688)
20 Year U.S. Treasury Bonds Futures	Call	08/24/18		$147.00	50		50	(34,375)
Euro Futures	Call	07/06/18		1.17	13		1,625	(16,900)
Euro Futures	Call	08/03/18		1.18	21		2,625	(25,463)
10 Year Euro-Bund Futures	Put	07/27/18	EUR	160.00	191	EUR	191	(17,844)
10 Year Euro-Bund Futures	Put	07/27/18	EUR	160.50	38	EUR	38	(5,325)
10 Year Euro-Bund Futures	Put	07/27/18	EUR	161.00	114	EUR	114	(26,626)
10 Year U.S. Treasury Notes Futures	Put	07/06/18		$120.00	74		74	(10,406)
10 Year U.S. Treasury Notes Futures	Put	07/27/18		$119.00	49		49	(5,359)

Total Exchange Traded (premiums received $1,694,340)								$(2,027,946)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Currency Option USD vs EUR	Call	Barclays Capital Group	08/27/18	1.15	—	38,960	$(218,837)
Currency Option USD vs MXN	Call	Bank of America	07/05/18	21.70	—	7,680	(372)
Currency Option USD vs BRL	Put	Citigroup Global Markets	09/06/18	3.69	—	29,400	(204,451)
Currency Option USD vs EUR	Put	Citigroup Global Markets	07/24/18	1.25	—	33,080	(416)
Currency Option USD vs KRW	Put	Citigroup Global Markets	09/20/18	1,084.00	—	28,750	(188,513)

Total OTC Traded Options (premiums received $1,093,008)							$(612,589)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.IG.30, 06/20/2023	Put	BNP Paribas	08/15/18	0.63%	0.63%	(Q)	CDX.NA.IG.30	(Q)	59,070	$(49,615)

(premiums received $59,070)
Total Options Written (premiums received $2,846,418)										$(2,690,150)

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,965	90 Day Euro Dollar	Dec. 2019	$1,204,446,938	$(1,534,125)
56	90 Day Euro Dollar	Mar. 2020	13,582,800	(94,500)
1,306	90 Day Euro Dollar	Jun. 2020	316,770,300	(837,988)
525	90 Day Euro Dollar	Mar. 2021	127,351,875	(705,213)
733	2 Year U.S.Treasury Notes	Sep. 2018	155,270,016	378,345
40	5 Year Euro-Bobl	Sep. 2018	6,173,933	31,298
15,488	5 Year U.S.Treasury Notes	Sep. 2018	1,759,703,008	3,985,824
1,323	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	211,101,188	5,826,106
1,130	Canadian Dollar Currency	Sep. 2018	86,060,800	(1,045,174)
681	Euro Currency	Sep. 2018	99,906,956	(643,694)
271	Euro-BTP Italian Government Bond	Sep. 2018	40,268,174	227,721
4,251	Mexican Peso	Sep. 2018	105,658,605	4,280,067
44	Swiss Franc Currency	Sep. 2018	5,585,250	(45,925)

				9,822,742

Short Positions:
3,626	90 Day Euro Dollar	Sep. 2018	884,245,425	255,988
758	90 Day Euro Dollar	Dec. 2018	184,497,200	1,153,363
44	10 Year Australian Treasury Bonds	Sep. 2018	31,826,199	(49,034)
2,072	10 Year Euro-Bund.	Sep. 2018	393,319,709	(2,099,800)
71	10 Year Japanese Bonds	Sep. 2018	96,731,608	(96,193)
786	10 Year U.S. Treasury Notes	Sep. 2018	94,467,375	(64,344)
866	10 Year U.S. Ultra Treasury Notes	Sep. 2018	111,050,969	(1,913,186)
152	20 Year U.S. Treasury Bonds	Sep. 2018	22,040,000	(13,094)
58	30 Year Euro Buxl	Sep. 2018	12,036,062	(186,265)
198	Australian Dollar Currency	Sep. 2018	14,648,040	297,560
81	British Pound Currency	Sep. 2018	6,700,725	104,288
16	Euro-OAT	Sep. 2018	2,887,552	(25,785)
96	Japanese Yen Currency	Sep. 2018	10,881,000	46,800

				(2,589,702)

				$7,233,040

Cash and foreign currency of $32,903,745 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/03/18	Citigroup Global Markets	ARS	72,230	$3,265,371	$2,267,225	$—	$(998,146)
Expiring 10/03/18	Citigroup Global Markets	ARS	34,480	1,558,066	1,082,291	—	(475,775)
Expiring 10/03/18	Citigroup Global Markets	ARS	23,760	1,073,656	745,802	—	(327,854)
Expiring 10/03/18	Citigroup Global Markets	ARS	23,560	1,065,099	739,523	—	(325,576)
Brazilian Real,
Expiring 07/19/18	Citigroup Global Markets	BRL	102,321	29,945,595	26,335,784	—	(3,609,811)
Expiring 07/19/18	Citigroup Global Markets	BRL	26,760	7,292,193	6,887,588	—	(404,605)
British Pound,
Expiring 07/19/18	Barclays Capital Group	GBP	481	687,078	635,199	—	(51,879)
Canadian Dollar,
Expiring 07/19/18	Barclays Capital Group	CAD	15,125	12,033,802	11,509,112	—	(524,690)
Expiring 08/16/18	Citigroup Global Markets	CAD	15,010	11,690,805	11,427,245	—	(263,560)
Chinese Renminbi,
Expiring 07/19/18	Citigroup Global Markets	CNH	93,068	14,621,828	14,019,528	—	(602,300)

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro,
Expiring 07/19/18	Citigroup Global Markets	EUR	10,679	$12,644,089	$12,489,096	$—	$(154,993)
Expiring 07/19/18	Citigroup Global Markets	EUR	5,000	5,905,226	5,847,749	—	(57,477)
Expiring 07/19/18	Citigroup Global Markets	EUR	4,138	4,842,552	4,839,898	—	(2,654)
Expiring 08/17/18	Citigroup Global Markets	EUR	9,733	11,613,111	11,408,343	—	(204,768)
Expiring 08/29/18	Citigroup Global Markets	EUR	8,435	9,905,416	9,896,459	—	(8,957)
Indian Rupee,
Expiring 07/19/18	Citigroup Global Markets	INR	1,592,350	24,152,131	23,184,780	—	(967,351)
Indonesian Rupiah,
Expiring 07/19/18	Barclays Capital Group	IDR	307,067,810	22,116,667	21,368,671	—	(747,996)
Japanese Yen,
Expiring 07/19/18	Citigroup Global Markets	JPY	191,894	1,797,033	1,735,596	—	(61,437)
Mexican Peso,
Expiring 07/09/18	Barclays Capital Group	MXN	33,846	1,703,494	1,701,472	—	(2,022)
Russian Ruble,
Expiring 07/19/18	Barclays Capital Group	RUB	167,273	2,671,939	2,657,774	—	(14,165)
Expiring 07/19/18	Barclays Capital Group	RUB	15,360	245,485	244,053	—	(1,432)
Expiring 07/19/18	Citigroup Global Markets	RUB	402,980	6,503,800	6,402,885	—	(100,915)
Expiring 07/19/18	Citigroup Global Markets	RUB	50,430	813,516	801,272	—	(12,244)
Expiring 07/19/18	Citigroup Global Markets	RUB	25,600	408,652	406,755	—	(1,897)
South African Rand,
Expiring 07/19/18	Citigroup Global Markets	ZAR	92,330	7,297,027	6,713,184	—	(583,843)

				$195,853,631	$185,347,284	—	(10,506,347)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/19/18	Citigroup Global Markets	AUD	19,565	$14,707,331	$14,479,840	$227,491	$—
Expiring 07/19/18	Citigroup Global Markets	AUD	258	200,107	190,954	9,153	—
Chinese Renminbi,
Expiring 07/19/18	Barclays Capital Group	CNH	284,476	44,848,802	42,852,767	1,996,035	—
Expiring 07/19/18	Citigroup Global Markets	CNH	219,476	34,680,073	33,061,379	1,618,694	—
Euro,
Expiring 07/19/18	Barclays Capital Group	EUR	43,296	53,796,066	50,636,948	3,159,118	—
Expiring 07/19/18	Citigroup Global Markets	EUR	24,967	30,406,529	29,199,755	1,206,774	—
Expiring 07/19/18	Citigroup Global Markets	EUR	24,319	29,212,220	28,441,797	770,423	—
Expiring 07/19/18	Citigroup Global Markets	EUR	5,100	5,966,082	5,964,703	1,379	—
Expiring 07/19/18	Citigroup Global Markets	EUR	3,200	3,747,232	3,742,559	4,673	—
Expiring 07/19/18	Citigroup Global Markets	EUR	3,100	3,594,171	3,625,604	—	(31,433)
Expiring 07/19/18	Citigroup Global Markets	EUR	2,900	3,398,684	3,391,694	6,990	—
Expiring 08/29/18	Barclays Capital Group	EUR	8,435	9,901,579	9,896,460	5,119	—
Mexican Peso,
Expiring 07/09/18	Bank of America	MXN	33,846	1,702,958	1,701,471	1,487	—
Expiring 07/19/18	Citigroup Global Markets	MXN	390,673	21,073,279	19,607,702	1,465,577	—
Expiring 07/19/18	Citigroup Global Markets	MXN	298,649	14,504,936	14,989,046	—	(484,110)
Expiring 08/10/18	Citigroup Global Markets	MXN	308,617	15,530,000	15,433,511	96,489	—
Expiring 08/20/18	Citigroup Global Markets	MXN	291,320	14,575,912	14,544,313	31,599	—
New Taiwanese Dollar,
Expiring 08/03/18	Citigroup Global Markets	TWD	162,470	5,338,999	5,341,114	—	(2,115)
Expiring 08/03/18	Citigroup Global Markets	TWD	43,260	1,423,701	1,422,149	1,552	—

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Philippine Peso,
Expiring 07/19/18	Barclays Capital Group	PHP	1,571,062	$29,987,822	$29,410,081	$577,741	$—

				$338,596,483	$327,933,847	11,180,294	(517,658)

						$11,180,294	$(11,024,005)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/19/18	Buy	EUR	12,330	JPY	1,565,482	$261,420	$—	Citigroup Global Markets
07/19/18	Buy	JPY	3,205,240	EUR	24,660	148,951	—	Citigroup Global Markets

						$410,371	$—

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000%	(Q)	20,830	$(1,406,025)	$(1,313,533)	$92,492
CDX.NA.HY.30	06/20/23	5.000%	(Q)	42,490	(2,969,499)	(2,512,037)	457,462

					$(4,375,524)	$(3,825,570)	$549,954

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.30	06/20/23	1.000%	(Q)	393,440	0.673%	$7,054,013	$5,951,698	$(1,102,315)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	7,611	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	$9,241	$(194,875)	$(204,116)
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	—	891,491	891,491
MXN	2,451,520	04/05/21	7.351%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,534)	(2,072,064)	(2,048,530)
MXN	1,393,800	04/06/22	7.330%(M)	28 Day Mexican Interbank Rate(2)(M)	(53,343)	(1,371,907)	(1,318,564)
	46,910	03/29/19	1.597%(S)	3 Month LIBOR(2)(Q)	—	(134,912)	(134,912)
	28,720	09/28/19	1.705%(S)	3 Month LIBOR(2)(Q)	—	(219,357)	(219,357)
	72,840	10/17/19	1.138%(S)	3 Month LIBOR(2)(Q)	—	(1,620,334)	(1,620,334)
	76,600	06/14/20	1.671%(S)	3 Month LIBOR(2)(Q)	(22,076)	(1,657,104)	(1,635,028)
	77,103	05/31/22	2.250%(S)	3 Month LIBOR(2)(Q)	143,178	(1,830,831)	(1,974,009)
	194,580	08/31/22	2.850%(S)	3 Month LIBOR(2)(Q)	(55,569)	(276,945)	(221,376)
	716,741	09/19/23	—(3)	—(3)	—	402,532	402,532
	31,859	11/15/43	2.950%(S)	3 Month LIBOR(1)(Q)	(204,670)	232,529	437,199

					$(206,773)	$(7,851,777)	$(7,645,004)

Cash and foreign currency of $11,116,639 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared swaps contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 36.375 bps quarterly.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$8,595,926	$—
Collateralized Loan Obligations	—	7,992,052	—
Home Equity Loans	—	18,416,191	—
Manufactured Housing	—	5,172,827	—
Other	—	4,038,116	—
Residential Mortgage-Backed Securities	—	43,369,115	—
Small Business Loan	—	3,571,563	—
Student Loans	—	57,782,453	—
Bank Loans	—	147,454,317	—
Commercial Mortgage-Backed Securities	—	170,475,417	—
Corporate Bonds	—	969,964,902	—

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Residential Mortgage-Backed Securities	$—	$350,572,928	$960,404
Sovereign Bonds	—	215,100,004	—
U.S. Government Agency Obligations	—	754,846,637	5,102,681
U.S. Treasury Obligations	—	267,005,983	—
Preferred Stock	940,370	—	—
Affiliated Mutual Funds	260,077,249	—	—
Commercial Paper	—	24,487,146	—
Options Purchased	755,674	3,257,904	—
Options Written	(2,027,946)	(662,204)	—
Other Financial Instruments*
Futures Contracts	7,233,040	—	—
OTC Forward Foreign Currency Exchange Contracts	—	156,289	—
OTC Cross Currency Exchange Contracts	—	410,371	—
Centrally Cleared Credit Default Swap Agreements	—	(552,361)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,645,004)	—

Total	$266,978,387	$3,043,810,572	$6,063,085

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Government Agency Obligations	25.8%
Residential Mortgage-Backed Securities	13.4
Banks	10.4
U.S. Treasury Obligations	9.1
Affiliated Mutual Funds (2.9% represents investments	8.8
purchased with collateral from securities on loan) Sovereign Bonds	7.3
Commercial Mortgage-Backed Securities	5.8
Oil & Gas	3.6
Media	2.1
Student Loans	1.9
Pharmaceuticals	1.9
Telecommunications	1.8
Diversified Financial Services	1.2
Mining	1.1
Electric	1.0
Pipelines	1.0
Software	1.0
Agriculture	0.9
Beverages	0.9
Healthcare-Services	0.9
Commercial Paper	0.8
Aerospace & Defense	0.7
Foods	0.7
Computers	0.6
Home Equity Loans	0.6
Miscellaneous Manufacturing	0.6
Healthcare-Products	0.5
Hotels, Restaurants & Leisure	0.5
Real Estate Investment Trusts (REITs)	0.5
Retail	0.5
Insurance	0.4
Auto Manufacturers	0.3

Automobiles	0.3%
Biotechnology	0.3
Chemicals	0.3
Collateralized Loan Obligations	0.3
Commercial Services	0.3
Lodging	0.3
Transportation	0.3
Health Care Providers & Services	0.2
Internet	0.2
Iron/Steel	0.2
Manufactured Housing	0.2
Oil & Gas Services	0.2
Options Purchased	0.2
Packaging & Containers	0.2
Technology Hardware, Storage & Peripherals	0.2
Air Freight & Logistics	0.1
Airlines	0.1
Auto Parts & Equipment	0.1
Building Materials	0.1
Casinos & Gaming	0.1
Commercial Services & Supplies	0.1
Consumer Products & Services	0.1
Containers & Packaging	0.1
Distribution/Wholesale	0.1
Diversified Telecommunication Services	0.1
Environmental Control	0.1
Food & Staples Retailing	0.1
Food Service	0.1
Healthcare & Pharmaceutical	0.1
Home Builders	0.1
Housewares	0.1
Manufacturing	0.1
Other	0.1
Semiconductors	0.1
Small Business Loan	0.1
Specialty Retail	0.1
Textiles	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Trucking & Leasing	0.1%
Household Products/Wares	0.0	*
Leisure Time	0.0	*
Machinery-Construction & Mining	0.0	*
Machinery-Diversified	0.0	*
Real Estate Management & Development	0.0	*
Semiconductors & Semiconductor Equipment	0.0	*
Technology	0.0	*

112.6%
Options Written	(0.1)
Liabilities in excess of other assets	(12.5)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging	Asset Derivatives			Liability Derivatives
instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$549,954	*	Due from/to broker — variation margin swaps	$1,102,315	*
Credit contracts	Unaffiliated investments	25,932		Options written outstanding, at value	49,615
Foreign exchange contracts	Due from/to broker — variation margin futures	4,728,715	*	Due from/to broker — variation margin futures	1,734,793	*
Foreign exchange contracts	Unaffiliated investments	3,429,302		Options written outstanding, at value	654,952
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	410,371		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	11,180,294		Unrealized depreciation on OTC forward foreign currency exchange contracts	11,024,005
Interest rate contracts	Due from/to broker — variation margin futures	11,858,645	*	Due from/to broker — variation margin futures	7,619,527	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,731,222	*	Due from/to broker — variation margin swaps	9,376,226	*
Interest rate contracts	Unaffiliated investments	558,344		Options written outstanding, at value	1,985,583

Total		$34,472,779			$33,547,016

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$(13,696)	$277	$—	$—	$1,919,379
Foreign exchange contracts	(995,611)	1,020,536	(8,099,098)	(7,392,688)	—
Interest rate contracts	(4,424,140)	9,654,589	(32,833,331)	—	9,581,854

Total	$(5,433,447)	$10,675,402	$(40,932,429)	$(7,392,688)	$11,501,233

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(36,092)	$9,455	$—	$—	$(1,240,861)
Foreign exchange contracts	562,449	479,706	3,015,754	3,238,178	—
Interest rate contracts	(487,089)	(609,799)	5,628,539	—	(7,159,987)

Total	$39,268	$(120,638)	$8,644,293	$3,238,178	$(8,400,848)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements -Buy Protection(4)	Credit Default Swap Agreements -Sell Protection(4)	Interest Rate Swap Agreements(4)
$2,112,249	$94,994,884	$3,427,115,010	$2,305,465,764	$179,266,351	$258,727,926	$14,482,265	$57,363,333	$338,946,667	$1,041,854,855

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$82,080,161	$(82,080,161)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$1,487	$(372)	$1,115	$—	$1,115
Barclays Capital Group	5,738,013	(1,561,021)	4,176,992	(1,580,024)	2,596,968
BNP Paribas	25,932	(49,615)	(23,683)	—	(23,683)
Citigroup Global Markets	9,083,137	(10,075,201)	(992,064)	992,064	—

	$14,848,569	$(11,686,209)	$3,162,360	$(587,960)	$2,574,400

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $82,080,161:
Unaffiliated investments (cost $3,128,957,427)	$3,059,862,610
Affiliated investments (cost $260,076,768)	260,077,249
Cash	416,477
Foreign currency, at value (cost $17,405,964)	17,298,145
Deposit with broker for futures	32,903,745
Receivable for investments sold	147,760,145
Dividends and interest receivable	21,192,682
Unrealized appreciation on OTC forward foreign currency contracts	11,180,294
Deposit with broker for centrally cleared swaps	11,116,639
Cash segregated for counterparty - OTC	3,130,000
Receivable for portfolio shares sold	1,534,022
Tax reclaim receivable	620,273
Unrealized appreciation on OTC cross currency exchange contracts	410,371
Due from broker-variation margin futures	182,134
Prepaid expenses	3,120

Total Assets	3,567,687,906

LIABILITIES:
Payable for investments purchased	519,573,714
Payable to broker for collateral for securities on loan	84,666,256
Unrealized depreciation on OTC forward foreign currency contracts	11,024,005
Options written outstanding, at value (premiums received $2,846,418)	2,690,150
Payable for portfolio shares repurchased	698,420
Management fees payable	476,687
Accrued expenses and other liabilities	247,087
Distribution fee payable	100,742
Due to broker-variation margin swaps	52,756
Affiliated transfer agent fee payable	365

Total Liabilities	619,530,182

NET ASSETS	$2,948,157,724

Net assets were comprised of:
Partners Equity	$2,948,157,724

Net asset value and redemption price per share, $2,948,157,724 / 237,533,678 outstanding shares of beneficial interest	$12.41

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$58,313,922
Affiliated dividend income	1,361,124
Unaffiliated dividend income	1,109,160
Income from securities lending, net (including affiliated income of $129,882)	132,783

60,916,989

EXPENSES
Management fees	7,539,601
Distribution fee	3,712,805
Custodian and accounting fees	166,647
Audit fee	25,291
Trustees’ fees	19,354
Legal fees and expenses	8,955
Shareholders’ reports	7,864
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	28,996

Total expenses	11,512,979
Less: Fee waivers and/or expense reimbursement	(475,239)

Net expenses	11,037,740

NET INVESTMENT INCOME (LOSS)	49,879,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,349)	(24,522,229)
Futures transactions	(40,932,429)
Options written transactions	10,675,402
Swap agreements transactions	11,501,233
Forward currency contracts transactions	(7,392,688)
Foreign currency transactions	2,120,877

(48,549,834)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,175)	(100,612,689)
Futures	8,644,293
Options written	(120,638)
Forward currency contracts	3,238,178
Swap agreements	(8,400,848)
Foreign currencies	23,560

(97,228,144)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(145,777,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,898,729)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$49,879,249	$93,469,359
Net realized gain (loss) on investment and foreign currency transactions	(48,549,834)	14,408,839
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(97,228,144)	74,455,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(95,898,729)	182,333,583

FUND SHARE TRANSACTIONS:
Fund share sold [12,776,765 and 25,674,534 shares, respectively]	160,432,754	321,397,602
Fund share repurchased [14,932,967 and 39,478,883 shares, respectively]	(187,173,167)	(486,666,662)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(26,740,413)	(165,269,060)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(122,639,142)	17,064,523
NET ASSETS:
Beginning of period	3,070,796,866	3,053,732,343

End of period	$2,948,157,724	$3,070,796,866

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 94.8% FOREIGN BONDS — 32.1%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Argentina — 1.0%
Pampa Energia SA, Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	470	$423,000
Transportadora de Gas del Sur SA, Sr. Unsec’d. Notes, 144A	6.750%	05/02/25	150	137,250

				560,250

Brazil — 4.2%
Braskem Netherlands Finance BV, Gtd. Notes, 144A	4.500%	01/10/28	240	220,800
Itau Unibanco Holding SA, Jr. Sub. Notes, MTN, 144A	6.125%	12/31/99	400	374,000
Petrobras Global Finance BV, Gtd. Notes(a)	4.375%	05/20/23	340	318,580
Petrobras Global Finance BV, Gtd. Notes(a)	6.850%	06/05/2115	610	511,790
Petrobras Global Finance BV, Gtd. Notes	7.375%	01/17/27	200	199,750
Petrobras Global Finance BV, Gtd. Notes, 144A	5.299%	01/27/25	324	299,376
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%	07/14/26	200	202,320
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	246	276,184

				2,402,800

Chile — 1.1%
Empresa de Transporte de Pasajeros Metro SA, Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	320	315,200
Enel Chile SA, Sr. Unsec’d. Notes	4.875%	06/12/28	310	311,891

				627,091

China — 4.1%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	200	197,787
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes	4.500%	10/03/23	290	298,814
CRCC Yuxiang Ltd., Gtd. Notes	3.500%	05/16/23	300	292,467
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes	4.375%	10/17/23	220	225,301
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	480	489,484
Sinopec Group Overseas Development 2017 Ltd., Sr. Unsec’d. Notes	4.000%	09/13/47	490	447,767
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%	06/02/26	430	401,457

				2,353,077

Colombia — 0.8%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes, 144A	4.875%	04/21/25	220	217,252
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	09/18/23	250	265,000

				482,252

Indonesia — 3.2%
Chandra Asri Petrochemical Tbk PT, Gtd. Notes, 144A	4.950%	11/08/24	200	173,880
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%	05/05/25	260	248,300
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875%	10/01/24	260	258,700
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%	05/03/42	458	455,095

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

FOREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Indonesia (continued)
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%	05/20/23	200	$197,619
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%	11/22/21	465	485,348

				1,818,942

Kazakhstan — 2.0%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, 144A	5.750%	04/19/47	410	390,525
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN	4.400%	04/30/23	280	277,200
KazTransGas JSC, Gtd. Notes, 144A	4.375%	09/26/27	480	445,200

				1,112,925

Malaysia — 0.4%
Gohl Capital Ltd., Gtd. Notes	4.250%	01/24/27	260	246,103

Mexico — 6.2%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A	7.625%	06/30/49	460	454,250
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 144A	3.800%	08/11/26	720	691,747
BBVA Bancomer SA, Sub. Notes, 144A	5.125%	01/18/33	200	177,250
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	230	231,150
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%	09/17/44	230	212,175
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22	644	649,667
Petroleos Mexicanos, Gtd. Notes	4.875%	01/18/24	760	750,249
Petroleos Mexicanos, Gtd. Notes	5.500%	06/27/44	463	390,541

				3,557,029

Morocco — 0.6%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	380	361,380

Peru — 2.7%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	09/22/29	80	82,000
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	3.500%	01/31/23	280	269,923
Kallpa Generacion SA, Gtd. Notes, 144A	4.125%	08/16/27	200	181,500
Petroleos del Peru SA, Sr. Unsec’d. Notes, 144A	4.750%	06/19/32	560	535,920
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	150	182,856
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	270	260,037

				1,512,236

Russia — 2.7%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%	04/22/20	270	276,723
Lukoil International Finance BV, Gtd. Notes	6.656%	06/07/22	266	286,993
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes	8.500%	10/16/23	890	952,299

				1,516,015

South Africa — 0.8%
Myriad International Holdings BV, Gtd. Notes, 144A	4.850%	07/06/27	200	195,756

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

FOREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
South Africa (continued)
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25		230	$236,555

						432,311

Turkey — 1.1%
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/29/21		690	646,367

United Arab Emirates — 0.8%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.875%		04/23/30		300	299,250
DAE Funding LLC, Gtd. Notes, 144A	5.000%		08/01/24		150	144,075

						443,325

Venezuela — 0.4%
Petroleos de Venezuela SA, Gtd. Notes(d)	6.000%		05/16/24		350	73,745
Petroleos de Venezuela SA, Gtd. Notes(d)	9.000%		11/17/21		610	146,400

						220,145

TOTAL FOREIGN BONDS (cost $18,987,929)						18,292,248

SOVEREIGN BONDS — 62.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.125%		10/11/47		280	256,235
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, 144A	9.500%		11/12/25		200	218,114
Argentina POM Politica Monetaria (Argentina), Bonds, Argentina Central Bank 7 Day Repo Reference Rate	40.000%	(c)	06/21/20	ARS	5,640	199,117
Argentine Bonos del Tesoro (Argentina), Bonds	21.200%		09/19/18	ARS	230	7,620
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	4,690	138,632
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500%	(cc)	12/31/38		1,650	935,550
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		490	393,225
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		06/28/2117		1,670	1,271,705
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		410	378,225
Armenia International Bond (Armenia), Sr. Unsec’d. Notes	6.000%		09/30/20		300	306,360
Avi Funding Co. Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	2.850%		09/16/20		540	531,151
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Bonds	3.750%		02/08/19	ARS	5,610	184,511
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Bonds	4.000%		03/06/20	ARS	4,148	144,377
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%		01/01/21	BRL	2,030	531,225
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%		01/01/27	BRL	113	26,649
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, 144A(a)	7.500%		06/01/27		240	217,454

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%	06/15/45		960	$944,400
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44		360	351,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		340	355,980
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25		550	545,776
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.950%	06/20/24		650	573,755
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	8.750%	06/02/23		400	374,680
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	9.650%	12/13/26		330	309,111
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%	12/13/26		200	187,340
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	7.903%	02/21/48		200	181,968
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.875%	04/30/40		340	289,228
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	7.500%	01/31/27		370	363,717
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%	01/18/27		370	345,025
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625%	12/11/24		200	195,540
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21		350	330,750
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	7.625%	05/16/29		710	693,138
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	05/03/26		320	305,600
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500%	03/15/24		230	245,180
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		628	675,646
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.375%	04/15/23		800	770,866
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		270	267,219
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.250%	01/17/42		1,501	1,507,235
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24		750	803,096
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/22	IDR	240,000	16,405
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	3,841,000	267,369
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.125%	06/15/33		410	361,313
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	6.750%	04/28/28		290	310,178
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	5.750%	01/31/27		310	287,562
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes	3.875%	10/14/24		710	712,371
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	7.250%	02/28/28		290	278,410

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		300	$292,026
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		740	598,956
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	13,510	607,405
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	01/23/46		1,767	1,625,641
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	02/10/48		520	478,400
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	7.625%	11/28/47		500	455,457
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	5.625%	01/17/28		450	423,563
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		280	276,500
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%	04/15/26		300	300,750
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		420	523,950
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.125%	03/30/19		138	142,347
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%	03/01/41		340	312,923
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.000%	01/13/37		450	479,984
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%	03/16/24		370	355,200
Provincia de Cordoba (Argentina), Sr. Unsec’d. Notes, 144A	7.450%	09/01/24		210	188,561
Provincia de Neuquen Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/27/25		430	357,794
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48		310	309,058
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	4.875%	01/22/24		420	431,802
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	9,316	143,299
Russian Federal Bond (Russia), Bonds	7.600%	07/20/22	RUB	57,370	924,609
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		800	835,600
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	4.875%	09/16/23		600	622,692
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	290	315,498
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	6.750%	03/13/48		240	204,866
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%	05/23/33		250	221,563
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		480	461,758
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.375%	07/24/44		800	700,400
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		200	196,364
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.200%	05/11/27		420	383,264
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		680	602,972
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26		470	401,386

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	03/25/27		200	$187,931
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%	09/01/21		270	265,950
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		570	488,348
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20		280	278,338
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		100	100,760
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		440	432,520
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	12,510	394,949
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	7.750%	10/13/19		542	147,261
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	9.250%	09/15/27		1,486	418,606
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	6.750%	01/29/20		270	279,461

TOTAL SOVEREIGN BONDS (cost $40,205,501)					35,758,720

TOTAL LONG-TERM INVESTMENTS (cost $59,193,430)					54,050,968

			Shares
SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MUTUAL FUNDS — 2.0%
PGIM Core Ultra Short Bond Fund(w)				544,473	544,473
PGIM Institutional Money Market Fund (cost $604,259; includes $602,989 of cash collateral for securities on loan)(b)(w)				604,198	604,259

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,148,732)					1,148,732

OPTION PURCHASED~* — 0.1% (cost $6,863)					23,632

TOTAL SHORT-TERM INVESTMENTS (cost $1,155,595)					1,172,364

OPTIONS WRITTEN~* — (0.0)% (premiums received $16,522)					(127)

TOTAL INVESTMENTS — 96.9% (cost $60,332,503)					55,223,205
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%					1,788,259

NET ASSETS — 100.0%					$57,011,464

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $587,721; cash collateral of $602,989 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD (cost $6,863)	Put	JPMorgan Chase	08/02/18	1.19	—	EUR	1,000	$23,632

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	JPMorgan Chase	08/02/18	1.24	—	EUR	1,000	$(78)
Currency Option USD vs MXN	Put	JPMorgan Chase	07/13/18	18.00	—		500	(49)

Total OTC Traded Options (premiums received $16,522)								$(127)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8	10 Year U.S. Treasury Notes	Sep. 2018	$961,500	$12,555

Cash of $12,999 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/16/18	JPMorgan Chase	ARS	7,079	$257,969	$240,115	$—	$(17,854)
Brazilian Real,
Expiring 07/16/18	JPMorgan Chase	BRL	2,321	601,090	597,557	—	(3,533)
Expiring 07/16/18	JPMorgan Chase	BRL	1,038	274,668	267,318	—	(7,350)
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	12,330	1,915,191	1,850,929	—	(64,262)
Expiring 10/15/18	Citigroup Global Markets	CNH	6,335	933,439	950,952	17,513	—
Indian Rupee,
Expiring 07/16/18	JPMorgan Chase	INR	127,420	1,939,131	1,855,925	—	(83,206)
Expiring 08/14/18	JPMorgan Chase	INR	60,298	888,103	875,160	—	(12,943)
Indonesian Rupiah,
Expiring 07/16/18	Bank of America	IDR	12,186,961	878,213	848,438	—	(29,775)
Malaysian Ringgit,
Expiring 07/16/18	Goldman Sachs & Co.	MYR	3,850	995,861	952,734	—	(43,127)

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso,
Expiring 09/14/18	JPMorgan Chase	MXN	5,159	$256,720	$256,594	$—	$(126)
Philippine Peso,
Expiring 08/15/18	JPMorgan Chase	PHP	31,222	581,299	583,673	2,374	—
Saudi Arabian Riyal,
Expiring 08/15/18	Bank of America	SAR	12,403	3,307,467	3,307,561	94	—
Expiring 02/14/19	Bank of America	SAR	3,615	963,658	963,630	—	(28)

				$13,792,809	$13,550,586	19,981	(262,204)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/16/18	JPMorgan Chase	ARS	12,254	$564,181	$415,667	$148,514	$—
Expiring 07/16/18	JPMorgan Chase	ARS	11,367	434,172	385,566	48,606	—
Brazilian Real,
Expiring 07/16/18	JPMorgan Chase	BRL	3,359	907,231	864,875	42,356	—
Expiring 10/15/18	JPMorgan Chase	BRL	2,321	596,103	592,351	3,752	—
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	12,571	1,960,103	1,887,125	72,978	—
Expiring 10/15/18	Citigroup Global Markets	CNH	6,094	912,908	914,756	—	(1,848)
Euro,
Expiring 07/19/18	Barclays Capital Group	EUR	450	537,075	526,297	10,778	—
Indian Rupee,
Expiring 07/16/18	JPMorgan Chase	INR	127,420	1,892,755	1,855,924	36,831	—
Expiring 08/14/18	JPMorgan Chase	INR	60,298	881,611	875,161	6,450	—
Indonesian Rupiah,
Expiring 07/16/18	Bank of America	IDR	1,819,351	127,316	126,660	656	—
Expiring 07/16/18	Citigroup Global Markets	IDR	5,960,951	419,313	414,993	4,320	—
Malaysian Ringgit,
Expiring 07/16/18	Goldman Sachs & Co.	MYR	1,956	493,939	484,038	9,901	—
Expiring 07/16/18	Goldman Sachs & Co.	MYR	1,894	478,827	468,696	10,131	—
Mexican Peso,
Expiring 09/14/18	Citigroup Global Markets	MXN	16,810	816,618	836,019	—	(19,401)
Philippine Peso,
Expiring 08/15/18	JPMorgan Chase	PHP	99,028	1,895,360	1,851,283	44,077	—
Saudi Arabian Riyal,
Expiring 08/15/18	Bank of America	SAR	12,403	3,303,863	3,307,560	—	(3,697)
Expiring 02/14/19	Bank of America	SAR	12,403	3,301,401	3,305,959	—	(4,558)

				$19,522,776	$19,112,930	439,350	(29,504)

						$459,331	$(291,708)

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Kingdom of Saudi Arabia	12/20/22	2.375%	(Q)	1,900	$(14,974)	$2,710	$(17,684)	Barclays Capital Group
Republic of Korea	12/20/22	7.125%	(Q)	3,500	(80,640)	(50,250)	(30,390)	Barclays Capital Group

					$(95,614)	$(47,540)	$(48,074)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,710	$(50,250)	$—	$(48,074)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$560,250	$—
Brazil	—	2,402,800	—
Chile	—	627,091	—
China	—	2,353,077	—
Colombia	—	482,252	—
Indonesia	—	1,818,942	—
Kazakhstan	—	1,112,925	—

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Foreign Bonds (continued)
Malaysia	$—	$246,103	$—
Mexico	—	3,557,029	—
Morocco	—	361,380	—
Peru	—	1,512,236	—
Russia	—	1,516,015	—
South Africa	—	432,311	—
Turkey	—	646,367	—
United Arab Emirates	—	443,325	—
Venezuela	—	220,145	—
Sovereign Bonds	—	35,758,720	—
Affiliated Mutual Funds	1,148,732	—	—
Option Purchased	—	23,632	—
Options Written	—	(127)	—
Other Financial Instruments*
Futures Contracts	12,555	—	—
OTC Forward Foreign Currency Exchange Contracts	—	167,623	—
OTC Credit Default Swap Agreements	—	(95,614)	—

Total	$1,161,287	$54,146,482	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Sovereign Bonds	62.7%
Foreign Bonds	32.1
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	2.0
Option Purchased	0.1

96.9
Options Written	(0.0)*
Other assets in excess of liabilities	3.1

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$2,710		Premiums received for OTC swap agreements	$50,250
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	48,074
Foreign exchange contracts	Unaffiliated investments	23,632		Options written outstanding, at value	127
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	459,331		Unrealized depreciation on OTC forward foreign currency exchange contracts	291,708
Interest rate contracts	Due from/to broker — variation margin futures	12,555	*	—	—

Total		$498,228			$390,159

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(27,300)
Foreign exchange contracts	1,411	(1,286)	—	(17,408)	—
Interest rate contracts	—	—	(40,964)	—	—

Total	$1,411	$(1,286)	$(40,964)	$(17,408)	$(27,300)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(9,421)
Foreign exchange contracts	16,769	16,395	—	166,430	—
Interest rate contracts	—	—	17,477	—	—

Total	$16,769	$16,395	$17,477	$166,430	$(9,421)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(3)	Forward Foreign Currency Exchange Contracts-Purchased(2)	Forward Foreign Currency Exchange Contracts-Sold(2)	Credit Default Swap Agreements- Buy Protection(3)
$4,017	$1,222,600	$974,333	$11,245,527	$13,485,772	$5,400,000

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$587,721	$(587,721)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$750	$(38,058)	$(37,308)	$—	$(37,308)
Barclays Capital Group	13,488	(98,324)	(84,836)	84,836	—
Citigroup Global Markets	94,811	(85,511)	9,300	(9,300)	—
Goldman Sachs & Co.	20,032	(43,127)	(23,095)	—	(23,095)
JPMorgan Chase	356,592	(125,139)	231,453	(197,638)	33,815

	$485,673	$(390,159)	$95,514	$(122,102)	$(26,588)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $587,721:
Unaffiliated investments (cost $59,200,293)	$54,074,600
Affiliated investments (cost $1,148,732)	1,148,732
Foreign currency, at value (cost $442,708)	441,683
Deposit with broker for futures	12,999
Receivable for investments sold	1,260,678
Dividends and interest receivable	806,628
Unrealized appreciation on OTC forward foreign currency contracts	459,331
Cash segregated for counterparty - OTC	100,000
Receivable for portfolio share sold	8,183
Premiums paid for OTC swap agreements	2,710
Prepaid expenses	120

Total Assets	58,315,664

LIABILITIES:
Payable to broker for collateral for securities on loan	602,989
Unrealized depreciation on OTC forward foreign currency contracts	291,708
Payable for investments purchased	233,271
Premiums received for OTC swap agreements	50,250
Unrealized depreciation on OTC swap agreements	48,074
Accrued expenses and other liabilities	42,281
Management fees payable	32,380
Distribution fee payable	2,707
Affiliated transfer agent fee payable	366
Options written outstanding, at value (premiums received $16,522)	127
Payable for portfolio share repurchased	47

Total Liabilities	1,304,200

NET ASSETS	$57,011,464

Net assets were comprised of:
Partners Equity	$57,011,464

Net asset value and redemption price per share, $57,011,464 / 5,361,763 outstanding shares of beneficial interest	$10.63

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$2,464,450
Affiliated dividend income	15,696
Income from securities lending, net (including affiliated income of $1,993)	5,335

2,485,481

EXPENSES
Management fees	322,055
Distribution fee	117,969
Custodian and accounting fees	30,436
Audit fee	23,158
Trustees’ fees	5,336
Legal fees and expenses	4,765
Transfer agent’s fees and expenses (including affiliated expense of $1,093)	3,466
Shareholders’ reports	3,350
Miscellaneous	6,688

Total expenses	517,223
Less: Fee waivers and/or expense reimbursement	(23,594)

Net expenses	493,629

NET INVESTMENT INCOME (LOSS)	1,991,852

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $246)	(2,076,334)
Futures transactions	(40,964)
Options written transactions	(1,286)
Swap agreements transactions	(27,300)
Forward currency contracts transactions	(17,408)
Foreign currency transactions	(761,239)

(2,924,531)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $29)	(5,904,332)
Futures	17,477
Options written	16,395
Forward currency contracts	166,430
Swap agreements	(9,421)
Foreign currencies	(10,896)

(5,724,347)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(8,648,878)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,657,026)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,991,852	4,768,190
Net realized gain (loss) on investment and foreign currency transactions	(2,924,531)	(1,537,086)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,724,347)	6,165,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,657,026)	9,396,785

FUND SHARE TRANSACTIONS:
Fund share sold [437,568 and 906,290 shares, respectively]	4,853,101	10,014,051
Fund share repurchased [3,630,412 and 7,977,853 shares, respectively]	(38,738,428)	(84,860,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(33,885,327)	(74,846,276)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,542,353)	(65,449,491)
NET ASSETS:
Beginning of period	97,553,817	163,003,308

End of period	$57,011,464	$97,553,817

SEE NOTES TO FINANCIAL STATEMENTS.

A345

Glossary:

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi (offshore)
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:
NYSE	New York Stock Exchange
OTC	Over-the-counter

Index:
CDX	Credit Derivative Index

Other:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancement Securities
BABs	Build America Bonds
bps	Basis Points
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A346

NOTES TO FINANCIAL STATEMENTS OF ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 21 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified investment company except for AST Global Real Estate Portfolio and AST Western Asset Emerging Markets Debt Portfolio which are non-diversified portfolios for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Bond Portfolio 2018 (“Bond Portfolio 2018”) AST Bond Portfolio 2019 (“Bond Portfolio 2019”) AST Bond Portfolio 2020 (“Bond Portfolio 2020”) AST Bond Portfolio 2021 (“Bond Portfolio 2021”)	Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income, which is a business unit of PGIM, Inc.
AST Bond Portfolio 2022
(“Bond Portfolio 2022”)
AST Bond Portfolio 2023
(“Bond Portfolio 2023”)
AST Bond Portfolio 2024
(“Bond Portfolio 2024”)
AST Bond Portfolio 2025
(“Bond Portfolio 2025”)
AST Bond Portfolio 2026
(“Bond Portfolio 2026”)
AST Bond Portfolio 2027
(“Bond Portfolio 2027”)
AST Bond Portfolio 2028
(“Bond Portfolio 2028”)
AST Bond Portfolio 2029
(“Bond Portfolio 2029”)

AST Global Real Estate Portfolio (“Global Real Estate”)	Capital appreciation and income.	PGIM Real Estate Investors which is a business unit of PGIM, Inc.

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.	PGIM Fixed Income / J.P. Morgan Investment Management, Inc.

B1

	Objective	Subadviser(s)
AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

AST Lord Abbett Core Fixed Income Portfolio (“Lord Abbett Core Fixed Income”)	Income and capital appreciation to produce a high total return.	Lord Abbett & Co., LLC

AST Prudential Core Bond Portfolio (“Prudential Core Bond”)	Maximize total return, consistent with the long-term preservation of capital.	PGIM Fixed Income

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”)	Long-term capital appreciation.	Quantitative Management Associates, LLC (“QMA”)

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.	QMA

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.	Western Asset Management Company / Western Asset Management Company Limited

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.	Western Asset Management Company / Western Asset Management Company Limited

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM” Investments), the co-managers of the Trust (together the “Investment Manager”) with the exception of Bond Portfolio 2026, Bond Portfolio 2027 and Bond Portfolio 2028, for which PGIM Investments is the sole Investment Manager. Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

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For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates.

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Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains

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(losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the

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swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in value of equities, prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

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Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current

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status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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As of June 30, 2018, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

B9

Equity and Mortgage Real Estate Investment Trusts (collectively REITs):    Certain Portfolios invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2018, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Bond Portfolio 2018*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2019*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%

B10

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Bond Portfolio 2020*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.38%
Bond Portfolio 2021*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2022*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2023*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.25%
Bond Portfolio 2024*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.40%
Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Bond Portfolio 2029*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	— #
Global Real Estate	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.83%
High Yield	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.57%
Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%
Lord Abbett Core Fixed Income	0.5300% first $300 million; 0.5200% on next $200 million; 0.4850% on next $250 million; 0.4750% on next $250 million; 0.4500% on next $2.25 billion; 0.4400% on next $2.75 billion; 0.4100% on next $4 billion; 0.3900% in excess of $10 billion	0.48%

B11

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Prudential Core Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.4875% on next $250 million; 0.4775% on next $250 million; 0.4525% on next $2.25 billion; 0.4425% on next $2.75billion; 0.4125% on next of $4 billion; 0.3925% in excess of$10 billion	0.47%
QMA US Equity Alpha	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.82%
Quantitative Modeling(1)	0.25%	0.25%
Western Asset Core Plus Bond	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion	0.48%
Western Asset Emerging Markets Debt	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.63%

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018

Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028 and Bond Portfolio 2029

	contractually limit expenses to 0.93% through June 30, 2018	contractually limit expenses to 0.93% through June 30, 2019
Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2018	contractually limit expenses to 0.99% through June 30, 2019
Western Asset Core Plus Bond	contractually waive 0.032% through June 30, 2018	N/A
Western Asset Emerging Markets Debt	contractually waive 0.05% through June 30, 2018	contractually waive 0.05% through June 30, 2019

*

Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029 and Investment Grade Bond.

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.
(1)

Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

B12

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver:
Up to and including $ 300 million	0.25	% (no waiver)
Over $ 300 million up to and including $ 500 million	0.23%
Over $ 500 million up to and including $ 750 million	0.22%
Over $ 750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

B13

Amount
Bond Portfolio 2018	$66
Bond Portfolio 2019	11
Bond Portfolio 2020	77
Bond Portfolio 2021	219
Bond Portfolio 2022	255
Bond Portfolio 2023	50
Bond Portfolio 2024	96
Bond Portfolio 2026	982
Bond Portfolio 2027	730
Bond Portfolio 2028	908
Global Real Estate	7,257
High Yield	70,189
Investment Grade Bond	61,454
Lord Abbett Core Fixed Income	20,993
Prudential Core Bond	8,718
Western Asset Core Plus Bond	27,429
Western Asset Emerging Markets Debt	247

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

B14

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolio’s status as partnerships for tax purposes. The following amount has been accrued or paid:

	2017 Withholding Tax	2018 Withholding Tax
Global Real Estate	$66,956	$29,667

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been paid:

2018 Payments
Global Real Estate	$703,098
QMA US Equity Alpha	4,789

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2018	$6,161,396	$20,424,851
Bond Portfolio 2019	13,306,609	9,613,190
Bond Portfolio 2020	5,939,991	18,613,988
Bond Portfolio 2021	8,471,384	14,638,395
Bond Portfolio 2022	4,164,337	15,065,487
Bond Portfolio 2023	5,034,582	2,306,401
Bond Portfolio 2024	26,414,150	2,611,651
Bond Portfolio 2025	29,815,926	2,862,077
Bond Portfolio 2026	36,118,663	20,104,019
Bond Portfolio 2027	55,839,866	29,234,599
Bond Portfolio 2028	39,045,993	2,117,996
Bond Portfolio 2029	5,292,606	440,458
Global Real Estate	144,291,450	159,822,970
High Yield	228,671,405	288,822,468
Investment Grade Bond	1,005,401,461	673,896,906
Lord Abbett Core Fixed Income*	4,328,496,165	4,179,261,356
Prudential Core Bond	2,697,581,287	2,587,216,913
QMA US Equity Alpha	496,165,130	533,232,067
Quantitative Modeling	521,460,487	491,950,391
Western Asset Core Plus Bond	3,303,640,854	3,046,057,834
Western Asset Emerging Markets Debt	16,226,247	47,450,908

B15

*

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $2,110,150 and $0 respectively. There were no realized gains (losses) associated with these 17a-7 transactionsduring the reporting period.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2018
PGIM Core Ultra Short Bond Fund	$16,529,194	$56,707,359	$68,959,429	$—	$—	$4,277,124	4,277,124	$41,725
PGIM Institutional Money Market Fund	7,804,773	2,550,737	10,147,734	—	(38)	207,738	207,717	1,136	**

	$24,333,967	$59,258,096	$79,107,163	$—	$(38)	$4,484,862		$42,861

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2019
PGIM Core Ultra Short Bond Fund	$465,624	$59,038,139	$50,182,449	$—	$—	$9,321,314	9,321,314	$107,494
PGIM Institutional Money Market Fund	148,703	846,695	873,008	—	—	122,390	122,378	118	**

	$614,327	$59,884,834	$51,055,457	$—	$—	$9,443,704		$107,612

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2020
PGIM Core Ultra Short Bond Fund	$129,730	$22,810,090	$20,031,613	$—	$—	$2,908,207	2,908,207	$43,406
PGIM Institutional Money Market Fund	—	3,530,635	3,530,605	—	75	105	105	612	**

	$129,730	$26,340,725	$23,562,218	$—	$75	$2,908,312		$44,018

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2021
PGIM Core Ultra Short Bond Fund	$1,166,852	$30,926,280	$30,452,479	$—	$—	$1,640,653	1,640,653	$56,277
PGIM Institutional Money Market Fund	2,285,918	5,219,273	5,539,641	—	(92)	1,965,458	1,965,262	1,008	**

	$3,452,770	$36,145,553	$35,992,120	$—	$(92)	$3,606,111		$57,285

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2022
PGIM Core Ultra Short Bond Fund	$671,358	$18,954,662	$16,935,470	$—	$—	$2,690,550	2,690,550	$13,261
PGIM Institutional Money Market Fund	2,724,939	3,755,658	5,112,720	113	86	1,368,076	1,367,939	1,791	**

	$3,396,297	$22,710,320	$22,048,190	$113	$86	$4,058,626		$15,052

B16

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2023
PGIM Core Ultra Short Bond Fund	$376,943	$12,652,150	$10,260,910	$—	$—	$2,768,183	2,768,183	$14,772
PGIM Institutional Money Market Fund	198,337	1,332,067	682,031	19	(44)	848,348	848,264	407	**

	$575,280	$13,984,217	$10,942,941	$19	$(44)	$3,616,531		$15,179

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2024
PGIM Core Ultra Short Bond Fund	$7,139,057	$41,204,677	$45,228,228	$—	$—	$3,115,506	3,115,506	$36,654
PGIM Institutional Money Market Fund	1,402,712	1,739,660	2,656,089	—	(6)	486,277	486,228	754	**

	$8,541,769	$42,944,337	$47,884,317	$—	$(6)	$3,601,783		$37,408

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2025
PGIM Core Ultra Short Bond Fund	$168,889	$51,180,487	$48,033,481	$—	$—	$3,315,895	3,315,895	$61,056
PGIM Institutional Money Market Fund	9	9	9	—	—	9	9	—

	$168,898	$51,180,496	$48,033,490	$—	$—	$3,315,904		$61,056

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2026
PGIM Core Ultra Short Bond Fund	$2,070,112	$101,027,269	$96,678,492	$—	$—	$6,418,889	6,418,889	$58,335
PGIM Institutional Money Market Fund	16,465,364	13,180,715	27,866,361	409	(95)	1,780,032	1,779,854	5,206	**

	$18,535,476	$114,207,984	$124,544,853	$409	$(95)	$8,198,921		$63,541

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2027
PGIM Core Ultra Short Bond Fund	$439,983	$135,998,738	$128,340,093	$—	$—	$8,098,628	8,098,628	$80,948
PGIM Institutional Money Market Fund	1,761,385	6,478,519	7,940,764	172	145	299,457	299,427	2,390	**

	$2,201,368	$142,477,257	$136,280,857	$172	$145	$8,398,085		$83,338

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2028
PGIM Core Ultra Short Bond Fund	$626,771	$77,532,533	$75,037,135	$—	$—	$3,122,169	3,122,169	$41,966
PGIM Institutional Money Market Fund	—	15,664,303	15,203,999	46	799	461,149	461,103	5,382	**

	$626,771	$93,196,836	$90,241,134	$46	$799	$3,583,318		$47,348

B17

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Bond Portfolio 2029
PGIM Core Ultra Short Bond Fund	$—	$8,772,914	$8,520,568	$—	$—	$252,346	252,346	$2,453

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Global Real Estate
PGIM Core Ultra Short Bond Fund	$7,973,221	$69,836,545	$77,280,070	$—	$—	$529,696	529,696	$41,168
PGIM Institutional Money Market Fund	19,587,248	82,883,270	88,643,860	322	3,907	13,830,887	13,829,504	42,014	**

	$27,560,469	$152,719,815	$165,923,930	$322	$3,907	$14,360,583		$83,182

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
High Yield
PGIM Core Ultra Short Bond Fund	$17,731,601	$220,680,206	$222,096,732	$—	$—	$16,315,075	16,315,075	$208,867
PGIM Institutional Money Market Fund	110,673,506	258,185,074	174,740,573	27,952	(9,173)	194,136,786	194,117,375	526,085	**

	$128,405,107	$478,865,280	$396,837,305	$27,952	$(9,173)	$210,451,861		$734,952

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Investment Grade Bond
PGIM Core Ultra Short Bond Fund	$26,667,143	$2,049,005,147	$1,955,062,621	$—	$—	$120,609,669	120,609,669	$1,232,957
PGIM Institutional Money Market Fund	47,321,615	837,728,529	674,017,109	41,045	3,610	211,077,690	211,056,584	209,802	**

	$73,988,758	$2,886,733,676	$2,629,079,730	$41,045	$3,610	$331,687,359		$1,442,759

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Lord Abbett Core Fixed Income
PGIM Core Ultra Short Bond Fund	$47,236,308	$780,378,646	$784,067,155	$—	$—	$43,547,799	43,547,799	$572,271
PGIM Institutional Money Market Fund	36,579,163	829,621,183	740,325,236	1,148	(5,544)	125,870,714	125,858,128	86,368	**

	$83,815,471	$1,609,999,829	$1,524,392,391	$1,148	$(5,544)	$169,418,513		$658,639

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Prudential Core Bond
PGIM Core Ultra Short Bond Fund	$206,243,335	$489,860,687	$566,886,655	$—	$—	$129,217,367	129,217,367	$1,306,546
PGIM Institutional Money Market Fund	45,467,510	94,092,688	119,138,336	1,890	(964)	20,422,788	20,420,745	41,246	**

	$251,710,845	$583,953,375	$686,024,991	$1,890	$(964)	$149,640,155		$1,347,792

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
QMA US Equity Alpha
PGIM Core Ultra Short Bond Fund	$10,179,786	$61,072,739	$61,053,691	$—	$—	$10,198,834	1,019,834	$99,837

B18

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Quantitative Modeling
AB Global Bond	$42,413,239	$12,645,489	$7,656,957	$(749,744)	$465,138	$47,117,165	4,366,744	$—
AQR Emerging Markets Equity	3,391,472	704,003	2,540,003	(860,762)	617,167	1,311,877	110,800	—
AQR Large-Cap	131,065,423	24,870,993	25,643,156	(4,517,956)	6,462,375	132,237,679	7,082,897	—
BlackRock Low Duration Bond	2,522,502	2,924,753	513,041	(15,454)	13,450	4,932,210	460,094	—
BlackRock/Loomis Bond Portfolio	12,490,438	3,772,636	2,230,050	(300,855)	126,132	13,858,301	1,030,357	—
ClearBridge Dividend Growth	74,139,729	16,143,104	13,271,311	(4,277,571)	2,964,701	75,698,652	4,350,497	—
Goldman Sachs Global Income	19,996,368	5,900,945	3,572,707	(370,630)	178,261	22,132,237	2,085,979	—
Goldman Sachs Large-Cap Value	38,277,916	8,077,834	26,685,054	(5,303,888)	4,571,679	18,938,487	622,362	—
Goldmans Sachs Mid-Cap Growth	6,338,827	1,356,759	1,371,149	(54,437)	271,587	6,541,587	667,509	—
Goldmans Sachs Small-Cap Value	2,927,612	—	—	48,075	—	2,975,687	123,268	—
Goldman Sachs Strategic Income	7,516,632	2,308,048	1,476,086	(65,877)	6,634	8,289,351	867,995	—
Government Money Market	911,517	69,267	980,784	—	—	—	—	1,093
High Yield	5,800,392	1,584,453	1,187,458	(215,971)	248,224	6,229,640	614,363	—
Hotchkis & Wiley Large-Cap Value	48,360,105	23,813,159	14,650,305	(5,027,189)	4,652,536	57,148,306	1,921,597	—
International Growth	80,180,653	15,962,630	18,446,707	(2,911,220)	4,041,782	78,827,138	4,319,295	—
International Value	79,845,565	17,995,861	15,070,897	(6,552,075)	2,532,605	78,751,059	3,871,733	—
Investment Grade Bond	—	197,290,800	196,995,294	—	(295,506)	—	—	—
Jennison Large-Cap Growth	41,394,762	7,507,624	10,554,556	746,332	3,337,441	42,431,603	1,233,118	—
Loomis Sayles Large-Cap Growth	71,209,621	14,558,899	13,878,719	(2,563,111)	4,711,598	74,038,288	1,435,964	—
Lord Abbett Core Fixed Income	17,475,913	5,337,627	3,123,651	(387,546)	84,138	19,386,481	1,560,908	—
MFS Growth	41,144,073	7,353,244	10,613,951	1,271,855	3,322,932	42,478,153	1,597,524	—
MFS Large-Cap Value	59,412,832	9,938,901	8,348,605	(4,692,916)	2,046,482	58,356,694	3,018,970	—
Neuberger Berman/LSV Mid-Cap Value	2,988,195	686,984	699,348	(155,462)	135,586	2,955,955	84,892	—
Parametrics Emerging Markets Equity	1,832,109	356,447	1,348,053	(388,296)	248,786	700,993	75,053	—
PGIM Core Ultra Short Bond Fund	6,746,829	15,544,964	15,829,863	—	—	6,461,930	6,461,930	56,471
Prudential Core Bond	60,065,747	18,347,470	10,773,078	(1,914,613)	685,718	66,411,244	5,513,307	—
QMA International Core Equity	39,987,029	8,495,031	7,479,188	(2,813,592)	1,177,311	39,366,591	3,197,936	—
QMA Large-Cap Value	131,462,979	24,343,205	25,834,491	(4,055,122)	6,244,934	132,161,505	6,955,869	—
Small-Cap Growth	15,990,811	6,974,938	5,941,652	(15,134)	1,738,379	18,747,342	379,731	—
Small-Cap Growth Opportunities	15,896,621	6,974,223	5,816,126	(216,525)	1,789,789	18,627,982	853,320	—
Small-Cap Value	26,619,260	11,945,590	9,189,494	(1,096,859)	1,699,921	29,978,418	1,015,185	—
T. Rowe Price Large-Cap Growth	51,429,475	9,193,531	13,215,165	833,879	4,811,133	53,052,853	1,368,047	—
T. Rowe Price Large-Cap Value	47,444,223	24,269,445	13,344,647	(3,232,344)	2,302,236	57,438,913	3,836,935	—
WEDGE Capital Mid-Cap Value	2,977,457	745,391	708,567	(175,447)	131,202	2,970,036	116,335	—
Wellington Management Global Bond	49,805,577	14,415,403	9,140,178	7,127	344,031	55,431,960	5,170,892	—
Western Asset Core Plus Bond	39,944,057	14,056,880	8,400,555	(2,003,997)	714,630	44,311,015	3,570,589	—
Western Asset Emerging Markets Debt	1,815,198	538,922	1,249,410	(256,743)	125,803	973,770	91,606	—

	$1,281,821,158	$537,005,453	$507,780,256	$(52,284,068)	$62,508,815	$1,321,271,102		$57,564

B19

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Western Asset Core Plus Bond
PGIM Core Ultra Short Bond Fund	$240,643,182	$1,028,955,885	$1,094,352,183	$—	$—	$175,246,884	175,246,884	$1,361,124
PGIM Institutional Money Market Fund	37,296,055	247,306,866	199,777,080	3,175	1,349	84,830,365	84,821,883	129,882	**

	$277,939,237	$1,276,262,751	$1,294,129,263	$3,175	$1,349	$260,077,249		$1,491,006

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Western Asset Emerging Markets Debt
PGIM Core Ultra Short Bond Fund	$2,283,056	$16,089,884	$17,828,467	$—	$—	$544,473	544,473	$15,696
PGIM Institutional Money Market Fund	331,756	8,541,632	8,269,404	29	246	604,259	604,198	1,993	**

	$2,614,812	$24,631,516	$26,097,871	$29	$246	$1,148,732		$17,689

*	The Portfolios did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2018. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

B20

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2018
Bond Portfolio 2018	$773,909	2.92%	44	$2,507,000	—
Bond Portfolio 2020	288,750	2.81%	12	776,000	—
Bond Portfolio 2021	529,429	2.81%	14	1,089,000	—
Bond Portfolio 2022	362,077	2.87%	13	1,865,000	—
Bond Portfolio 2023	143,000	2.83%	1	143,000	—
Bond Portfolio 2024	1,593,000	3.17%	2	2,727,000	—
Bond Portfolio 2026	1,840,154	3.17%	13	12,048,000	—
Bond Portfolio 2027	2,523,900	3.18%	10	12,281,000	—
Bond Portfolio 2028	1,440,333	3.16%	6	5,851,000	—
Global Real Estate	1,615,667	2.83%	3	3,115,000	—
High Yield	5,796,833	2.84%	6	13,068,000	—
Investment Grade Bond	3,192,200	2.86%	10	14,606,000	—

8.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Bond Portfolio 2018	3	100%	100%
Bond Portfolio 2019	3	100%	100%
Bond Portfolio 2020	2	97%	97%
Bond Portfolio 2021	3	100%	100%
Bond Portfolio 2022	3	100%	100%
Bond Portfolio 2023	2	97%	97%
Bond Portfolio 2024	3	100%	100%
Bond Portfolio 2025	2	98%	98%
Bond Portfolio 2026	3	100%	100%
Bond Portfolio 2027	3	100%	100%
Bond Portfolio 2028	3	100%	100%
Bond Portfolio 2029	4	100%	100%
Global Real Estate	3	97%	97%
High Yield	6	95%	95%
Investment Grade Bond	2	96%	96%
Lord Abbett Core Fixed Income	5	91%	91%
Prudential Core Bond	4	90%	90%
QMA US Equity Alpha	3	92%	92%
Quantitative Modeling	2	96%	96%
Western Asset Core Plus Bond	5	92%	92%
Western Asset Emerging Markets Debt	5	92%	92%

B21

9.	Other Risks

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. The Portfolios’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets and Foreign Securities Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolios may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed

B22

or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Portfolios to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Municipal Bonds Risk:    Municipal bonds are subject to credit risk, market risk and interest rate risk. The Portfolios’ holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Portfolios’ yield or the value of the Portfolios’ investments in municipal bonds.

Non-diversification Risk:    The Portfolio is non-diversified, meaning that the Portfolio may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Portfolios give up the opportunity for capital appreciation in the security.

US Government and Agency Securities Risk:    US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

B23

Financial Highlights

(unaudited)

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.73		$12.64	$12.44	$12.34	$12.02	$12.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.12	0.09	0.10	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.05)		(0.03)	0.11	— (d)	0.19	(0.49)

Total from investment operations	0.03		0.09	0.20	0.10	0.32	(0.39)

Net Asset Value, end of period	$12.76		$12.73	$12.64	$12.44	$12.34	$12.02

Total Return(a)	0.24%		0.71%	1.61%	0.81%	2.66%	(3.14)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$71.4		$174.1	$119.8	$141.2	$167.8	$248.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(e)	0.84%	0.84%	0.84%	0.83%	0.78%
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(e)	0.84%	0.84%	0.84%	0.83%	0.79%
Net investment income (loss)	1.19	%(e)	0.95%	0.70%	0.80%	1.09%	0.83%
Portfolio turnover rate(f)(g)	39	%(h)	83%	151%	90%	111%	311%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$10.61		$10.53	$10.38	$10.27	$9.85	$10.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.07	0.02	0.03	0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.10)		0.01	0.13	0.08	0.33	(0.56)

Total from investment operations	(0.03)		0.08	0.15	0.11	0.42	(0.50)

Net Asset Value, end of period	$10.58		$10.61	$10.53	$10.38	$10.27	$9.85

Total Return(a)	(0.28)%		0.76%	1.45%	1.07%	4.26%	(4.83)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$101.9		$43.0	$59.6	$69.4	$74.3	$116.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(d)	0.93%	0.93%	0.96%	0.94%	0.84%
Expenses Before Waivers and/or Expense Reimbursement	0.90	%(d)	1.01%	0.96%	0.96%	0.94%	0.84%
Net investment income (loss)	1.26	%(d)	0.69%	0.22%	0.26%	0.86%	0.60%
Portfolio turnover rate(e)(f)	34	%(g)	78%	193%	153%	153%	351%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$6.84		$6.78	$6.65	$6.55	$6.17	$6.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.08	0.06	0.04	0.07	0.03
Net realized and unrealized gain (loss) on investments	(0.11)		(0.02)	0.07	0.06	0.31	(0.46)

Total from investment operations	(0.06)		0.06	0.13	0.10	0.38	(0.43)

Net Asset Value, end of period	$6.78		$6.84	$6.78	$6.65	$6.55	$6.17

Total Return(a)	(0.88)%		0.88%	1.95%	1.53%	6.16%	(6.52)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.1		$58.1	$120.4	$156.5	$163.7	$238.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(d)	0.91%	0.84%	0.85%	0.84%	0.85%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(d)	0.91%	0.84%	0.85%	0.84%	0.85%
Net investment income (loss)	1.52	%(d)	1.11%	0.89%	0.54%	1.08%	0.47%
Portfolio turnover rate(e)(f)	46	%(g)	57%	111%	157%	214%	415%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$14.79		$14.56	$14.27	$14.02	$13.01	$14.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.20	0.16	0.14	0.20	0.17
Net realized and unrealized gain (loss) on investments	(0.36)		0.03	0.13	0.11	0.81	(1.16)

Total from investment operations	(0.24)		0.23	0.29	0.25	1.01	(0.99)

Net Asset Value, end of period	$14.55		$14.79	$14.56	$14.27	$14.02	$13.01

Total Return(a)	(1.62)%		1.58%	2.03%	1.78%	7.76%	(7.07)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$96.3		$112.0	$205.7	$272.2	$268.0	$111.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(d)	0.84%	0.79%	0.80%	0.83%	0.82%
Expenses Before Waivers and/or Expense Reimbursement	0.88	%(d)	0.84%	0.79%	0.80%	0.83%	0.82%
Net investment income (loss)	1.71	%(d)	1.34%	1.08%	0.97%	1.43%	1.26%
Portfolio turnover rate(e)(f)	22	%(g)	62%	137%	169%	281%	341%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$13.60		$13.39	$13.15	$12.88	$11.67	$12.93

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.16	0.14	0.11	0.15	0.11
Net realized and unrealized gain (loss) on investments	(0.42)		0.05	0.10	0.16	1.06	(1.37)

Total from investment operations	(0.31)		0.21	0.24	0.27	1.21	(1.26)

Net Asset Value, end of period	$13.29		$13.60	$13.39	$13.15	$12.88	$11.67

Total Return(a)	(2.28)%		1.57%	1.83%	2.10%	10.37%	(9.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$70.3		$87.7	$175.6	$195.1	$78.3	$109.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(d)	0.88%	0.80%	0.85%	0.93%	0.81%
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(d)	0.88%	0.80%	0.85%	0.93%	0.81%
Net investment income (loss)	1.66	%(d)	1.18%	0.98%	0.85%	1.22%	0.87%
Portfolio turnover rate(e)(f)	16	%(g)	54%	186%	178%	325%	404%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$11.40		$11.21	$11.01	$10.70	$9.51	$10.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.11	0.03	— (d)	0.12	0.08
Net realized and unrealized gain (loss) on investments	(0.38)		0.08	0.17	0.31	1.07	(1.16)

Total from investment operations	(0.30)		0.19	0.20	0.31	1.19	(1.08)

Net Asset Value, end of period	$11.10		$11.40	$11.21	$11.01	$10.70	$9.51

Total Return(a)	(2.63)%		1.69%	1.82%	2.90%	12.51%	(10.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$38.0		$35.2	$59.6	$37.3	$244.9	$586.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)	0.93%	0.93%	0.91%	0.78%	0.77%
Expenses Before Waivers and/or Expense Reimbursement	1.15	%(e)	1.07%	1.07%	0.97%	0.79%	0.78%
Net investment income (loss)	1.52	%(e)	0.97%	0.27%	0.04%	1.18%	0.83%
Portfolio turnover rate(f)(g)	24	%(h)	54%	153%	323%	132%	434%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Bond Portfolio 2024
	Six Months Ended June 30, 2018		Year Ended December 31,					January 2, 2013(c) through December 31, 2013
			2017	2016		2015	2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.88		$10.70	$10.49		$10.21	$8.91	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.11	0.09		0.02	0.11	0.07
Net realized and unrealized gain (loss) on investments	(0.42)		0.07	0.12		0.26	1.19	(1.16)

Total from investment operations	(0.34)		0.18	0.21		0.28	1.30	(1.09)

Capital Contributions	—		—	—	(e)(f)	—	—	—

Net Asset Value, end of period	$10.54		$10.88	$10.70		$10.49	$10.21	$8.91

Total Return(a)	(3.13)%		1.68%	2.00	%(g)	2.74%	14.59%	(10.90)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$86.8		$78.8	$8.0		$13.1	$208.3	$259.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.89	%(h)	0.93%	0.93%		0.93%	0.82%	0.82	%(h)
Expenses Before Waivers and/or Expense Reimbursement	0.89	%(h)	1.18%	1.80%		1.05%	0.82%	0.82	%(h)
Net investment income (loss)	1.60	%(h)	1.05%	0.80%		0.22%	1.14%	0.82	%(h)
Portfolio turnover rate(i)(j)	37	%(k)	113%	119%		270%	165%	462	%(k)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Not annualized.

	AST Bond Portfolio 2025
	Six Months Ended June 30, 2018		Year Ended December 31,			January 2, 2014(c) through December 31, 2014
			2017	2016	2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$12.25		$12.03	$11.74	$11.51	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.16	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.51)		0.06	0.15	0.09	1.40

Total from investment operations	(0.41)		0.22	0.29	0.23	1.51

Net Asset Value, end of period	$11.84		$12.25	$12.03	$11.74	$11.51

Total Return(a)	(3.35)%		1.83%	2.47%	2.00%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$70.1		$13.3	$33.0	$567.5	$106.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)	0.93%	0.79%	0.77%	0.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.64%	0.79%	0.77%	1.11	%(e)
Net investment income (loss)	1.79	%(e)	1.27%	1.08%	1.19%	1.04	%(e)
Portfolio turnover rate(f)(g)	51	%(h)	97%	131%	313%	325	%(h)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Bond Portfolio 2026
	Six Months Ended June 30, 2018		Year Ended December 31,		January 2, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.58		$10.33	$10.12	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.50)		0.12	0.10	0.02

Total from investment operations	(0.41)		0.25	0.21	0.12

Net Asset Value, end of period	$10.17		$10.58	$10.33	$10.12

Total Return(a)	(3.88)%		2.42%	2.08%	1.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$223.1		$215.0	$340.6	$115.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(e)	0.81%	0.81%	0.89	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.80	%(e)	0.81%	0.81%	0.91	%(e)
Net investment income (loss)	1.77	%(e)	1.28%	0.99%	1.03	%(e)
Portfolio turnover rate(f)(g)	51	%(h)	67%	203%	283	%(h)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

	AST Bond Portfolio 2027
	Six Months Ended June 30, 2018		Year Ended December 31, 2017	January 4, 2016(c) through December 31, 2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.32		$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.14	0.08
Net realized and unrealized gain (loss) on investments	(0.51)		0.12	(0.02)

Total from investment operations	(0.42)		0.26	0.06

Net Asset Value, end of period	$9.90		$10.32	$10.06

Total Return(a)	(4.07)%		2.58%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$256.8		$257.3	$399.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.79	%(e)	0.80%	0.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.79	%(e)	0.80%	0.84	%(e)
Net investment income (loss)	1.76	%(e)	1.34%	0.77	%(e)
Portfolio turnover rate(f)(g)	53	%(h)	65%	175	%(h)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Bond Portfolio 2028
	Six Months Ended June 30, 2018		January 3, 2017(c) through December 31, 2017
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.22		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.12
Net realized and unrealized gain (loss) on investments	(0.59)		0.10

Total from investment operations	(0.51)		0.22

Net Asset Value, end of period	$9.71		$10.22

Total Return(a)	(4.99)%		2.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$73.6		$12.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)	0.93	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(e)	2.42	%(e)
Net investment income (loss)	1.75	%(e)	1.23	%(e)
Portfolio turnover rate(f)(g)	88	%(h)	140	%(h)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

	AST Bond Portfolio 2029
	January 2, 2018(c) through June 30, 2018
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investments	(0.52)

Total from investment operations	(0.44)

Net Asset Value, end of period	$9.56

Total Return(a)	(4.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.74	%(e)
Net investment income (loss)	1.65	%(e)
Portfolio turnover rate(f)(g)	120	%(h)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Global Real Estate Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.53		$11.30	$11.20		$11.21	$9.84	$9.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.24	0.18		0.16	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.10)		0.99	(0.10)		(0.17)	1.18	0.29

Total from investment operations	0.04		1.23	0.08		(0.01)	1.37	0.41

Capital Contributions	—	(d)(e)	—	0.02	(f)	—	—	—

Net Asset Value, end of period	$12.57		$12.53	$11.30		$11.20	$11.21	$9.84

Total Return(a)	0.32	%(g)	10.88%	0.89	%(h)	(0.09)%	13.92%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$403.4		$430.0	$415.9		$535.7	$654.4	$595.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.14	%(i)	1.14%	1.14%		1.14%	1.13%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(i)	1.14%	1.14%		1.14%	1.13%	1.14%
Net investment income (loss)	2.28	%(i)	1.99%	1.61%		1.44%	1.62%	1.21%
Portfolio turnover rate(j)	36	%(k)	68%	84%		69%	57%	41%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.71%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST High Yield Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$10.07		$9.37	$8.12		$8.42	$8.21	$7.66

Income (Loss) From Investment Operations:
Net investment income (loss)	0.30		0.56	0.55		0.48	0.49	0.48
Net realized and unrealized gain (loss) on investments	(0.23)		0.14	0.70		(0.78)	(0.28)	0.07

Total from investment operations	0.07		0.70	1.25		(0.30)	0.21	0.55

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$10.14		$10.07	$9.37		$8.12	$8.42	$8.21

Total Return(a)	0.70%		7.47%	15.39	%(f)	(3.56)%	2.56%	7.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$869.5		$957.9	$1,192.2		$1,372.4	$1,169.9	$1,563.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.86	%(g)	0.85%	0.85%		0.85%	0.79%	0.76%
Expenses Before Waivers and/or Expense Reimbursement	0.86	%(g)	0.85%	0.85%		0.85%	0.86%	0.86%
Net investment income (loss)	6.07	%(g)	5.69%	6.30%		5.63%	5.74%	6.07%
Portfolio turnover rate(h)(i)	26	%(j)	52%	47%		49%	52%	63%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$7.50		$7.19	$6.90		$6.82	$6.39	$6.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.18	0.14		0.16	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.26)		0.13	0.15		(0.08)	0.22	(0.39)

Total from investment operations	(0.17)		0.31	0.29		0.08	0.43	(0.21)

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$7.33		$7.50	$7.19		$6.90	$6.82	$6.39

Total Return(a)	(2.27)%		4.31%	4.20	%(f)	1.17%	6.73%	(3.18)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,429.7		$2,406.4	$5,109.5		$4,549.7	$1,418.2	$1,321.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.71	%(g)	0.70%	0.70%		0.71%	0.75%	0.74%
Expenses Before Waivers and/or Expense Reimbursement	0.74	%(g)	0.74%	0.74%		0.74%	0.78%	0.77%
Net investment income (loss)	2.61	%(g)	2.41%	1.95%		2.28%	3.13%	2.75%
Portfolio turnover rate(h)(i)	87	%(j)	96%	551%		401%	281%	656%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST Lord Abbett Core Fixed Income Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.64		$12.23	$11.92		$11.98	$11.27	$11.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.22	0.21		0.20	0.19	0.16
Net realized and unrealized gain (loss) on investments	(0.36)		0.19	0.10		(0.26)	0.52	(0.39)

Total from investment operations	(0.22)		0.41	0.31		(0.06)	0.71	(0.23)

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$12.42		$12.64	$12.23		$11.92	$11.98	$11.27

Total Return(a)	(1.74)%		3.35%	2.60	%(f)	(0.50)%	6.30%	(2.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,723.4		$1,798.1	$2,029.3		$1,532.4	$2,348.7	$1,587.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.75	%(g)	0.74%	0.61%		0.59%	0.58%	0.65%
Expenses Before Waivers and/or Expense Reimbursement	0.75	%(g)	0.75%	0.86%		0.89%	0.89%	0.89%
Net investment income (loss)	2.22	%(g)	1.74%	1.69%		1.71%	1.61%	1.37%
Portfolio turnover rate(h)(i)	381	%(j)	459%	518%		543%	550%	625%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST Prudential Core Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.30		$11.64	$11.17		$11.20	$10.56	$10.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.29	0.28		0.25	0.24	0.22
Net realized and unrealized gain (loss) on investments	(0.41)		0.37	0.19		(0.28)	0.40	(0.47)

Total from investment operations	(0.25)		0.66	0.47		(0.03)	0.64	(0.25)

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$12.05		$12.30	$11.64		$11.17	$11.20	$10.56

Total Return(a)	(2.03)%		5.67%	4.21	%(f)	(0.27)%	6.06%	(2.31)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,946.2		$3,008.4	$3,139.3		$3,410.2	$3,994.4	$3,204.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(g)	0.74%	0.74%		0.74%	0.75%	0.75%
Expenses Before Waivers and/or Expense Reimbursement	0.74	%(g)	0.74%	0.76%		0.78%	0.78%	0.79%
Net investment income (loss)	2.72	%(g)	2.41%	2.37%		2.19%	2.23%	2.11%
Portfolio turnover rate(h)(i)	104	%(j)	188%	172%		310%	327%	667%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

	AST QMA US Equity Alpha Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017		2016		2015		2014		2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$30.55		$24.99		$21.76		$21.11		$18.01		$13.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.13		0.22		0.22		0.12		0.13
Net realized and unrealized gain (loss) on investments	0.47		5.43		3.00		0.43		2.98		4.28

Total from investment operations	0.55		5.56		3.22		0.65		3.10		4.41

Capital Contributions	—	(d)(e)	—		0.01	(f)	—		—		—

Net Asset Value, end of period	$31.10		$30.55		$24.99		$21.76		$21.11		$18.01

Total Return(a)	1.80	%(g)	22.25%		14.84	%(h)	3.08%		17.21%		32.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$711.6		$737.7		$654.8		$582.7		$590.5		$479.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.59	%(i)(j)	1.61	%(j)	1.67	%(j)	1.54	%(j)	1.51	%(j)	1.60	%(j)
Expenses Before Waivers and/or Expense Reimbursement	1.59	%(i)(j)	1.61	%(j)	1.67	%(j)	1.54	%(j)	1.51	%(j)	1.60	%(j)
Net investment income (loss)	0.52	%(i)	0.49%		0.97%		1.01%		0.74%		0.84%
Portfolio turnover rate(k)(l)	44	%(m)	89%		94%		105%		103%		103%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 14.79%.

(i)	Annualized.

(j)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.49%, 0.51%, 0.56%, 0.42%, 0.38% and 0.47% for six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(k)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(m)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Quantitative Modeling Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)	2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.69		$14.13	$13.29	$13.27	$12.46	$10.18

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)	(0.04)	(0.04)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	0.14		2.60	0.88	0.06	0.84	2.33

Total from investment operations	0.12		2.56	0.84	0.02	0.81	2.28

Net Asset Value, end of period	$16.81		$16.69	$14.13	$13.29	$13.27	$12.46

Total Return(a)	0.72%		18.12%	6.32%	0.15%	6.50%	22.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,321.2		$1,281.7	$1,025.6	$893.8	$658.5	$430.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.26	%(d)	0.26%	0.26%	0.27%	0.28%	0.30%
Expenses Before Waivers and/or Expense Reimbursement	0.26	%(d)	0.26%	0.27%	0.27%	0.28%	0.30%
Net investment income (loss)	(0.25	)%(d)	(0.26)%	(0.26)%	(0.27)%	(0.28)%	(0.30)%
Portfolio turnover rate(e)	38	%(f)	20%	64%	63%	22%	46%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(f)	Not annualized.

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016		2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$12.81		$12.05	$11.45		$11.33	$10.56	$10.72

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.39	0.38		0.34	0.32	0.28
Net realized and unrealized gain (loss) on investments	(0.61)		0.37	0.22		(0.22)	0.45	(0.44)

Total from investment operations	(0.40)		0.76	0.60		0.12	0.77	(0.16)

Capital Contributions	—		—	—	(d)(e)	—	—	—

Net Asset Value, end of period	$12.41		$12.81	$12.05		$11.45	$11.33	$10.56

Total Return(a)	(3.12)%		6.31%	5.24	%(f)	1.06%	7.29%	(1.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,948.2		$3,070.8	$3,053.7		$3,358.7	$3,797.8	$3,131.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(g)	0.74%	0.66%		0.58%	0.61%	0.72%
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(g)	0.78%	0.78%		0.78%	0.79%	0.79%
Net investment income (loss)	3.36	%(g)	3.13%	3.15%		2.95%	2.94%	2.60%
Portfolio turnover rate(h)(i)	120	%(j)	214%	155%		170%	245%	284%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(g)	Annualized.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016	2015	2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$11.40		$10.43	$9.43	$9.73	$9.60	$10.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.55	0.51	0.44	0.49	0.42
Net realized and unrealized gain (loss) on investments	(1.00)		0.42	0.49	(0.74)	(0.36)	(1.27)

Total from investment operations	(0.77)		0.97	1.00	(0.30)	0.13	(0.85)

Net Asset Value, end of period.	$10.63		$11.40	$10.43	$9.43	$9.73	$9.60

Total Return(a)	(6.75)%		9.30%	10.60%	(3.08)%	1.35%	(8.13)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$57.0		$97.6	$163.0	$148.9	$421.1	$274.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(d)	1.05%	0.99%	0.99%	0.95%	0.96%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(d)	1.10%	1.04%	1.04%	1.00%	1.01%
Net investment income (loss)	4.22	%(d)	4.94%	4.94%	4.57%	4.88%	4.26%
Portfolio turnover rate(e)(f)	19	%(g)	42%	42%	51%	35%	35%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the

[1]	PGIM Investments serves as the sole investment manager for the following portfolios: AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, and AST Bond Portfolio 2029.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2029 because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the Portfolio’s agreements as part of its annual review of the Trust’s advisory agreements in 2019.

subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2018
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over all periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2018 Index (Bloomberg Barclays 2018 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2018 Index, which appears in the Portfolio’s prospectus as a secondary benchmark, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index over all periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2019 Index (Bloomberg Barclays 2019 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2019 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over all periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2020 Index (Bloomberg Barclays 2020 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2020 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the three-year period, although it underperformed its primary benchmark index over the one- and five-year periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2021 Index (Bloomberg Barclays 2021 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2021 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or the Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the three-year period, although it underperformed its primary benchmark index over the one- and five-year periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2022 Index (Bloomberg Barclays 2022 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2022 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the three- and five-year periods, although it underperformed its primary benchmark index over the one-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2023 Index (Bloomberg Barclays 2023 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2023 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the three-year period, although it underperformed its primary benchmark index over the one-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2024 Index (Bloomberg Barclays 2024 Index) over all periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2024 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the three-year period, although it underperformed its primary benchmark index over the one-year period.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2025 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/ Credit Bond Index, over the one-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2026 Index (Bloomberg Barclays 2026 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2026 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Bond Index, over the one-year period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity Zero Coupon Swaps 2027 Index (Bloomberg Barclays 2027 Index) over the one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2027 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028
Gross Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio commenced operations in January 2017, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance record. The Board determined that it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.93% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.99% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Lord Abbett Core Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that it had approved seeking shareholder approval for a proposed reorganization (merger) of the Portfolio with the AST Western Asset Core Plus Bond Portfolio, which, subject to shareholder approval, was anticipated to be completed during the third quarter of 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement and to renew the subadvisory agreement on an interim basis pending shareholder approval of the proposed reorganization, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: N/A*
Net Total Expenses: N/A*

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board approved the continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of four funds.

AST Western Asset Core Plus Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Western Asset Emerging Markets Debt Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board further noted that the Manager had contractually agreed to waive 0.05% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Board Consideration of Advisory Agreements:

AST Bond Portfolio 2029

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940, the Board of Trustees (the Board) of the Advanced Series Trust (AST) considered the proposed management agreement (the Management Agreement) with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with PGIM, Inc. (PGIM), with respect to the AST Bond Portfolio 2029 (the Bond Portfolio) prior to the Bond Portfolio’s commencement of operations. The Board, including a majority of AST’s trustees who are not parties to such agreements or interested persons of any such party (the Independent Trustees), met on September 18-19, 2017 (the Board Meeting) and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interests of the Bond Portfolio.

In advance of the Board Meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Bond Portfolio by the Manager and PGIM; comparable performance information; the fees proposed to be paid by the Bond Portfolio to the Manager and by the Manager to PGIM under the Advisory Agreements; the potential for economies of scale that may be shared with the Bond Portfolio and its shareholders; and other benefits to the Manager and PGIM. In connection with its deliberations, the Board considered information provided by the Manager and PGIM at or in advance of the Board Meeting. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Bond Portfolio.

The Board determined that the overall arrangements between the Bond Portfolio and the Manager, which will serve as the Bond Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and PGIM, which will serve as the Bond Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of AST at the Board meeting held on June 13-14, 2017 (the June Meeting), and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Bond Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to PGIM, the Board received and considered information regarding the nature and extent of services that would be provided to the Bond Portfolio under the new Subadvisory Agreement. The Board also noted that PGIM currently subadvises other AST portfolios, including other AST portfolios that are substantially similar to the Bond Portfolio (collectively, the Comparable Funds).

The Board considered, among other things, the background and experience of the portfolio managers for PGIM. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for PGIM in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June Meeting. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June Meeting. The Board noted that it received favorable compliance reports from AST’s Chief Compliance Officer as to PGIM’s management of the Comparable Funds. With respect to PGIM, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that with respect to PGIM, based on the nature of the proposed services to be rendered, the background information that it reviewed about PGIM, and its experience with PGIM with respect to other AST portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Bond Portfolio by PGIM.

Performance

Because the Bond Portfolio had not yet commenced operations, no investment performance for the Bond Portfolio existed for Board review. The Board, however, received and considered information regarding PGIM’s investment performance in managing the Comparable Funds, which have investment strategies similar to the investment strategy to be used by the Bond Portfolio. The Board concluded that it was satisfied with the performance record of PGIM.

While there was no historical performance information of the Bond Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for the Bond Portfolio. The Board considered that the investment management fee rates and the subadvisory fee rates were the same as the rates in place for the Comparable Funds. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Bond Portfolio were reasonable.

Profitability

Because the Bond Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the Bond Portfolio. The Board noted, however, that it had received and considered profitability information for the Comparable Funds in connection with the renewal of the relevant advisory agreements for the Comparable Funds at the June Meeting. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the management and subadvisory fee schedules for the Bond Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the advisory and subadvisory agreements for the Comparable Funds contained breakpoints that reduced the advisory and subadvisory fee rates on assets above specified levels. However, because the Bond Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Bond Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and PGIM

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, PGIM and their affiliates in connection with the Bond Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PGIM were similar to benefits derived by the Manager and PGIM in connection with their management of the other AST portfolios, including the Comparable Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by PGIM were consistent with those generally derived by other subadvisers to other portfolios of AST, and that those benefits are reviewed on an annual basis. The Board noted that it also considered these factors in connection with the renewal of the advisory agreements for the Comparable Funds at the June Meeting. The Board concluded that any potential benefits to be derived by PGIM included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

* * *

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interests of the Bond Portfolio.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST Fidelity Institutional AMSM Quantitative Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST RCM World Trends Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Advanced Strategies Portfolio	A1
	AST Balanced Asset Allocation Portfolio	A77
	AST BlackRock Global Strategies Portfolio	A81
	AST Fidelity Institutional AMSM Quantitative Portfolio	A155
	AST Preservation Asset Allocation Portfolio	A205
	AST Prudential Growth Allocation Portfolio	A209
	AST RCM World Trends Portfolio	A264
	Glossary	A292

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2018

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2018

AST Advanced Strategies
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust Fund	2.5%
iShares MSCI EAFE Fund	2.0%
iShares Core U.S. Aggregate Bond Fund	1.1%
Amazon.com, Inc.	1.0%
Alibaba Group Holding Ltd. (China), ADR	1.0%

AST Balanced Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	7.6%
AST QMA Large-Cap Portfolio	7.6%
AST AQR Large-Cap Portfolio	7.5%
AST Wellington Management Global Bond Portfolio	6.4%
AST AB Global Bond Portfolio	5.3%

AST BlackRock Global Strategies
Fund Composition	(% of Net Assets	)
Common Stocks	35.3%
Corporate Bonds	24.3%
U.S. Government Agency Obligations	8.1%
Asset-Backed Securities	4.8%
U.S. Treasury Obligations	1.9%

AST Fidelity Institutional AMSM Quantitative
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Bonds 3.750%, 11/15/43	1.1%
U.S. Treasury Notes 2.250%, 02/15/27	0.9%
U.S. Treasury Notes 2.125%, 05/15/25	0.7%
Microsoft Corp.	0.7%
Amazon.com, Inc.	0.6%

AST Preservation Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	13.2%
AST Wellington Management Global Bond Portfolio	11.1%
AST AB Global Bond Portfolio	9.3%
AST Western Asset Core Plus Bond Portfolio	8.8%
AST QMA Large-Cap Portfolio	4.5%

AST Prudential Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	0.9%
Facebook, Inc. (Class A Stock)	0.9%
Microsoft Corp.	0.8%
JPMorgan Chase & Co.	0.7%
Amazon.com, Inc.	0.6%

AST RCM World Trends
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.8%
Microsoft Corp.	1.4%
Amazon.com, Inc.	1.0%
U.S. Treasury Notes 1.375%, 02/29/20	0.9%
JPMorgan Chase & Co.	0.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Advanced Strategies Portfolio	Actual	$1,000.00	$1,005.30	0.93%	$4.62
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$1,006.70	0.93%	$4.63
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$1,001.40	1.09%	$5.41
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST Fidelity Institutional AMSM Quantitative Portfolio	Actual	$1,000.00	$994.60	0.93%	$4.60
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$998.10	0.94%	$4.66
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$1,000.60	0.87%	$4.32
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
AST RCM World Trends Portfolio	Actual	$1,000.00	$980.90	1.02%	$5.01
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.4%
AFFILIATED MUTUAL FUNDS — 3.2%	Shares	Value
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$55,961,050
AST Small-Cap Growth Opportunities Portfolio*	3,446,372	75,234,306
AST Small-Cap Growth Portfolio*	1,516,616	74,875,350
AST Small-Cap Value Portfolio*	2,792,570	82,464,599

TOTAL AFFILIATED MUTUAL FUNDS (cost $207,878,641)(w)		288,535,305

COMMON STOCKS — 49.8%
Aerospace & Defense — 1.0%
Airbus SE (France)	106,536	12,432,214
BAE Systems PLC (United Kingdom)	935,500	7,958,580
Boeing Co. (The)	73,000	24,492,230
BWX Technologies, Inc.	168,248	10,485,215
Leonardo SpA (Italy)	188,200	1,852,339
Meggitt PLC (United Kingdom)	317,500	2,060,318
Raytheon Co.	44,700	8,635,146
Safran SA (France)	109,093	13,211,713
United Technologies Corp.	76,400	9,552,292

		90,680,047

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	35,400	1,150,160
Expeditors International of Washington, Inc.(a)	357,130	26,106,203
Royal Mail PLC (United Kingdom)	446,600	2,971,193
United Parcel Service, Inc. (Class B Stock)	192,120	20,408,908

		50,636,464

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,979,200	4,252,857
Deutsche Lufthansa AG (Germany)	215,400	5,160,480
International Consolidated Airlines Group SA (United Kingdom)	396,900	3,462,723
Japan Airlines Co. Ltd. (Japan)	118,800	4,209,212
Qantas Airways Ltd. (Australia)	1,335,100	6,079,512
Southwest Airlines Co.	352,800	17,950,464

		41,115,248

Auto Components — 0.6%
Aisin Seiki Co. Ltd. (Japan)	45,200	2,058,072
Cie Generale des Etablissements Michelin SCA (France)	94,543	11,437,645
Keihin Corp. (Japan)	174,400	3,538,991
Magna International, Inc. (Canada)	285,900	16,619,367
Showa Corp. (Japan)	178,800	2,938,697
Toyo Tire & Rubber Co. Ltd. (Japan)(a)	123,700	1,803,399
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,961,232
Valeo SA (France)	163,297	8,903,553
Yokohama Rubber Co. Ltd. (The) (Japan)(a)	184,100	3,818,622

		54,079,578

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	53,100	4,799,846
Daimler AG (Germany)	107,900	6,911,770
General Motors Co.	78,400	3,088,960
Isuzu Motors Ltd. (Japan)	323,200	4,284,719

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Mazda Motor Corp. (Japan)	259,600	$3,184,410
Nissan Motor Co. Ltd. (Japan)	635,100	6,179,647
Renault SA (France)(a)	47,600	4,032,746
Suzuki Motor Corp. (Japan)	129,600	7,142,012
Toyota Motor Corp. (Japan)	53,976	3,490,573
Volkswagen AG (Germany)	29,800	4,898,916

		48,013,599

Banks — 3.6%
ABN AMRO Group NV (Netherlands), CVA, 144A	219,100	5,666,326
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,145,716
Banco Santander SA (Spain)	532,800	2,847,536
Bank Hapoalim BM (Israel)	559,300	3,791,624
Barclays PLC (United Kingdom)	761,200	1,881,483
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,311,011
BNP Paribas SA (France)	223,403	13,819,042
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	3,312,500	12,184,737
Citigroup, Inc.	346,700	23,201,164
Credit Agricole SA (France)	334,600	4,440,995
Danske Bank A/S (Denmark)	200,400	6,243,241
DBS Group Holdings Ltd. (Singapore)	129,500	2,518,389
DNB ASA (Norway)	317,000	6,172,960
Fifth Third Bancorp	815,900	23,416,330
Gunma Bank Ltd. (The) (Japan)	459,000	2,402,756
ING Groep NV (Netherlands)	325,100	4,666,661
JPMorgan Chase & Co.	513,900	53,548,380
KBC Group NV (Belgium)	147,515	11,329,180
Keiyo Bank Ltd. (The) (Japan)	327,000	1,402,116
Lloyds Banking Group PLC (United Kingdom)	5,987,700	4,968,095
Mediobanca Banca di Credito Finanziario SpA (Italy)	218,900	2,024,834
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,400	4,942,045
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,471,130
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	1,501,700
Nordea Bank AB (Sweden)	293,400	2,814,466
Resona Holdings, Inc. (Japan)	1,007,500	5,369,752
Signature Bank*	48,700	6,227,756
Societe Generale SA (France)	100,100	4,207,200
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,762,632
Swedbank AB (Sweden) (Class A Stock)	92,300	1,966,566
Toronto-Dominion Bank (The) (Canada)	251,980	14,584,230
U.S. Bancorp	508,200	25,420,164
Wells Fargo & Co.	860,900	47,728,296

		316,978,513

Beverages — 0.8%
Coca-Cola Amatil Ltd. (Australia)	329,700	2,242,504
Coca-Cola Co. (The)	466,390	20,455,865
Monster Beverage Corp.*	530,519	30,398,739
PepsiCo, Inc.	141,200	15,372,444

		68,469,552

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology — 0.8%
Amgen, Inc.	81,667	$15,074,912
CSL Ltd. (Australia)	120,113	17,097,263
Gilead Sciences, Inc.	188,400	13,346,256
Regeneron Pharmaceuticals, Inc.*	80,645	27,821,719

		73,340,150

Building Products — 0.8%
A.O. Smith Corp.	177,823	10,518,230
AGC, Inc. (Japan)	12,000	466,752
Daikin Industries Ltd. (Japan)	137,700	16,456,953
Geberit AG (Switzerland)	21,898	9,375,934
Johnson Controls International PLC	584,741	19,559,586
Kingspan Group PLC (Ireland)	310,243	15,508,013

		71,885,468

Capital Markets — 2.0%
3i Group PLC (United Kingdom)	447,300	5,295,640
Bank of New York Mellon Corp. (The)	393,800	21,237,634
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	337,401	13,678,237
FactSet Research Systems, Inc.(a)	70,897	14,044,696
Franklin Resources, Inc.	286,400	9,179,120
Investec PLC (South Africa)	263,400	1,862,433
London Stock Exchange Group PLC (United Kingdom)	173,443	10,210,499
Macquarie Group Ltd. (Australia)	182,348	16,618,513
Man Group PLC (United Kingdom)	706,200	1,637,051
Morgan Stanley	565,600	26,809,440
Natixis SA (France)	488,100	3,453,583
Partners Group Holding AG (Switzerland)	15,950	11,660,183
Quilter PLC (United Kingdom), 144A*	405,233	775,041
SEI Investments Co.	369,065	23,073,944
St. James’s Place PLC (United Kingdom)	483,758	7,298,988
UBS Group AG (Switzerland)*	457,600	7,015,174

		173,850,176

Chemicals — 1.1%
Arkema SA (France)	115,667	13,648,754
BASF SE (Germany)	60,700	5,794,948
CF Industries Holdings, Inc.	304,800	13,533,120
Covestro AG (Germany), 144A	17,700	1,573,242
DowDuPont, Inc.	333,064	21,955,580
Kaneka Corp. (Japan)	250,000	2,238,920
Lintec Corp. (Japan)	103,200	2,990,420
Mitsubishi Gas Chemical Co., Inc. (Japan)	111,000	2,508,345
Mitsui Chemicals, Inc. (Japan)	89,900	2,389,427
Sherwin-Williams Co. (The)	42,891	17,481,085
Solvay SA (Belgium)	23,200	2,921,778
Teijin Ltd. (Japan)	159,200	2,916,180
Toagosei Co. Ltd. (Japan)	137,500	1,586,657
Ube Industries Ltd. (Japan)	155,200	4,029,818

		95,568,274

Commercial Services & Supplies — 0.2%
Babcock International Group PLC (United Kingdom)	13,000	139,678
Cintas Corp.	71,002	13,140,340
Stericycle, Inc.*	107,460	7,016,063

		20,296,081

COMMON STOCKS (continued)	Shares	Value
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,266,334	$54,490,352

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	270,192	10,901,164
Astaldi SpA (Italy)*(a)	78,500	182,885
Carillion PLC (United Kingdom)*^(a)	628,000	83
CIMIC Group Ltd. (Australia)	1	31
Hazama Ando Corp. (Japan)	333,700	3,033,141

		14,117,304

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (China)	4,476,000	4,504,582
CSR Ltd. (Australia)	980,600	3,327,249
Sumitomo Osaka Cement Co. Ltd. (Japan)	482,500	2,259,231
Vulcan Materials Co.	63,400	8,182,404

		18,273,466

Consumer Finance — 0.1%
American Express Co.	96,461	9,453,178

Containers & Packaging — 0.3%
International Paper Co.	346,300	18,035,304
RPC Group PLC (United Kingdom)	147,600	1,453,223
Smurfit Kappa Group PLC (Ireland)	95,100	3,839,307

		23,327,834

Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	2,926,860

Diversified Financial Services — 0.2%
Fuyo General Lease Co. Ltd. (Japan)	44,400	3,050,750
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	485,400	2,975,683
ORIX Corp. (Japan)	798,200	12,581,311

		18,607,744

Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	1,143,500	3,280,408
Nippon Telegraph & Telephone Corp. (Japan)	265,100	12,042,966
Orange SA (France)	321,200	5,361,524
Verizon Communications, Inc.	471,300	23,711,103

		44,396,001

Electric Utilities — 1.1%
EDP – Energias de Portugal SA (Portugal)	987,700	3,914,767
Enel SpA (Italy)	1,882,800	10,432,949
Evergy, Inc.	287,600	16,148,740
Exelon Corp.	281,600	11,996,160
Iberdrola SA (Spain)	652,500	5,031,928
Orsted A/S (Denmark), 144A	121,795	7,358,993
PG&E Corp.	384,277	16,354,829
Southern Co. (The)(a)	582,200	26,961,682
SSE PLC (United Kingdom)	202,100	3,607,593

		101,807,641

Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)	554,000	3,519,169
Melrose Industries PLC (United Kingdom)	473,198	1,324,038

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Signify NV (Netherlands), 144A	55,343	$1,431,811

		6,275,018

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	201,344	17,547,130
Enplas Corp. (Japan)	38,600	1,074,086
Hexagon AB (Sweden) (Class B Stock)	194,961	10,833,430
Hitachi High-Technologies Corp. (Japan)	10,000	406,802
Keyence Corp. (Japan)	32,800	18,499,677
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	3,520,462
TE Connectivity Ltd.	112,800	10,158,768
Tongda Group Holdings Ltd. (Hong Kong)(a).	12,390,000	2,504,041

		64,544,396

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	371,088	24,874,029
Tenaris SA (Luxembourg)	407,226	7,431,891

		32,305,920

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.(a)	47,862	6,038,749
American Campus Communities, Inc.	65,275	2,798,992
American Tower Corp.	35,957	5,183,921
Apartment Investment & Management Co. (Class A Stock)	67,429	2,852,247
AvalonBay Communities, Inc.	44,350	7,623,322
Boston Properties, Inc.	32,483	4,074,018
Camden Property Trust	36,909	3,363,517
CoreSite Realty Corp.	15,185	1,682,802
Corporate Office Properties Trust(a)	53,839	1,560,793
CubeSmart	64,568	2,080,381
DCT Industrial Trust, Inc.	49,478	3,301,667
Digital Realty Trust, Inc.(a)	71,000	7,922,180
Douglas Emmett, Inc.	75,519	3,034,353
Duke Realty Corp.	162,324	4,712,266
EastGroup Properties, Inc.	24,785	2,368,455
Equinix, Inc.	17,095	7,348,970
Equity Residential	148,810	9,477,709
Essex Property Trust, Inc.	14,644	3,500,941
Federal Realty Investment Trust	20,328	2,572,508
GGP, Inc.	302,670	6,183,548
Host Hotels & Resorts, Inc.	144,127	3,036,756
Hudson Pacific Properties, Inc.	81,074	2,872,452
Invitation Homes, Inc.(a)	118,282	2,727,583
Kilroy Realty Corp.	43,138	3,262,958
Mid-America Apartment Communities, Inc.	36,017	3,625,831
Prologis, Inc.	165,253	10,855,470
Public Storage	27,609	6,263,378
Regency Centers Corp.	49,692	3,084,879
Rexford Industrial Realty, Inc.	68,344	2,145,318
Ryman Hospitality Properties, Inc.	33,669	2,799,577
SBA Communications Corp.*	136,986	22,619,128
Segro PLC (United Kingdom)	884,157	7,786,636
Simon Property Group, Inc.	102,207	17,394,609
SL Green Realty Corp.	123,928	12,458,482
Sun Communities, Inc.	85,938	8,411,611
Sunstone Hotel Investors, Inc.	69,459	1,154,409
Taubman Centers, Inc.	54,745	3,216,816

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	130,609	$4,903,062
Ventas, Inc.	62,497	3,559,204
Vornado Realty Trust	50,788	3,754,249
Welltower, Inc.	60,948	3,820,830
Weyerhaeuser Co.	413,564	15,078,543

		232,513,120

Food & Staples Retailing — 0.7%
Bid Corp. Ltd. (South Africa)	281,379	5,634,346
Carrefour SA (France)	116,700	1,882,481
Costco Wholesale Corp.	80,160	16,751,837
Distribuidora Internacional de Alimentacion SA (Spain)(a)	580,300	1,685,737
J Sainsbury PLC (United Kingdom)	1,407,688	5,957,007
Koninklijke Ahold Delhaize NV (Netherlands).	269,000	6,423,081
Metcash Ltd. (Australia)	2,040,500	3,935,577
METRO AG (Germany)(a)	169,600	2,090,126
Valor Holdings Co. Ltd. (Japan)	63,300	1,441,982
Walmart, Inc.	236,000	20,213,400

		66,015,574

Food Products — 1.0%
Bunge Ltd.	218,800	15,252,548
Danone SA (France), ADR(a)	1,611,656	23,497,944
Marine Harvest ASA (Norway)	100,900	2,006,183
Origin Enterprises PLC (Ireland)(a)	142,200	1,023,398
Premier Foods PLC (United Kingdom)*	672,846	335,324
Prima Meat Packers Ltd. (Japan)	258,000	1,491,313
Salmar ASA (Norway)	101,100	4,240,516
Tate & Lyle PLC (United Kingdom)	230,600	1,962,486
Tyson Foods, Inc. (Class A Stock)	469,000	32,290,650
WH Group Ltd. (Hong Kong), 144A	7,092,000	5,738,752

		87,839,114

Health Care Equipment & Supplies — 1.7%
Becton, Dickinson & Co.	46,100	11,043,716
Danaher Corp.	163,087	16,093,425
DexCom, Inc.*(a)	141,762	13,464,555
Edwards Lifesciences Corp.*	85,519	12,449,001
Hologic, Inc.*	363,200	14,437,200
Intuitive Surgical, Inc.*	48,316	23,118,240
Koninklijke Philips NV (Netherlands)	332,144	14,072,285
Medtronic PLC	334,368	28,625,244
Nipro Corp. (Japan)	103,900	1,198,788
Varian Medical Systems, Inc.*	129,276	14,701,267

		149,203,721

Health Care Providers & Services — 0.5%
Aetna, Inc.	141,200	25,910,200
CVS Health Corp.	214,300	13,790,205
Ship Healthcare Holdings, Inc. (Japan)	50,900	1,918,058
Toho Holdings Co. Ltd. (Japan)	144,000	3,510,389

		45,128,852

Health Care Technology — 0.2%
Cerner Corp.*	307,774	18,401,807

Hotels, Restaurants & Leisure — 1.4%
Aristocrat Leisure Ltd. (Australia)	344,041	7,856,996
Carnival Corp.	174,700	10,012,057
Compass Group PLC (United Kingdom)	654,407	13,949,084

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Ltd. (Hong Kong)	1,813,000	$13,975,424
Hilton Worldwide Holdings, Inc.	46,478	3,679,198
Las Vegas Sands Corp.	121,523	9,279,496
Marriott International, Inc. (Class A Stock)	22,478	2,845,715
Restaurant Group PLC (The) (United Kingdom)	425,632	1,576,241
Starbucks Corp.	425,078	20,765,060
Yum China Holdings, Inc. (China)(a)	607,478	23,363,604
Yum! Brands, Inc.	173,549	13,575,003

		120,877,878

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	3,468,915
Bellway PLC (United Kingdom)	126,500	4,997,476
Berkeley Group Holdings PLC (United Kingdom)	82,800	4,124,512
Bovis Homes Group PLC (United Kingdom)	140,500	2,118,419
Electrolux AB (Sweden) (Class B Stock)	104,800	2,378,291
JM AB (Sweden)	73,900	1,316,157
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	2,536,549
Sumitomo Forestry Co. Ltd. (Japan)	25,200	380,866
Taylor Wimpey PLC (United Kingdom)	729,300	1,716,787

		23,037,972

Household Products — 0.6%
Colgate-Palmolive Co.	270,125	17,506,801
Kimberly-Clark Corp.	182,100	19,182,414
Procter & Gamble Co. (The)	271,753	21,213,039

		57,902,254

Independent Power & Renewable Electricity Producers — 0.1%
Uniper SE (Germany)	167,300	4,980,999

Industrial Conglomerates — 0.4%
General Electric Co.	411,700	5,603,237
Nisshinbo Holdings, Inc. (Japan)	150,600	1,614,226
Rheinmetall AG (Germany)	36,500	4,015,820
Roper Technologies, Inc.	69,135	19,075,038
Siemens AG (Germany)	24,700	3,254,373

		33,562,694

Insurance — 2.1%
Aegon NV (Netherlands)	398,200	2,377,503
AIA Group Ltd. (Hong Kong)	2,463,200	21,457,948
Allianz SE (Germany)	44,000	9,066,419
American International Group, Inc.	346,802	18,387,442
Aviva PLC (United Kingdom)	581,500	3,858,300
AXA SA (France)	174,000	4,251,483
Baloise Holding AG (Switzerland)	31,400	4,554,795
Brighthouse Financial, Inc.*	175,699	7,040,260
Chubb Ltd.	197,500	25,086,450
CNP Assurances (France)	167,700	3,810,069
Helvetia Holding AG (Switzerland)	6,500	3,708,170
Legal & General Group PLC (United Kingdom)	1,300,900	4,550,333
Loews Corp.	304,530	14,702,708
Marsh & McLennan Cos., Inc.	205,514	16,845,983
MetLife, Inc.	419,700	18,298,920

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	27,100	$5,697,589
NN Group NV (Netherlands)	70,200	2,847,064
Old Mutual Ltd. (United Kingdom)*	1,215,700	2,403,392
Swiss Life Holding AG (Switzerland)*	22,600	7,836,586
Swiss Re AG (Switzerland)	88,000	7,683,181
Zurich Insurance Group AG (Switzerland)	8,000	2,365,841

		186,830,436

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	55,013	93,511,097
Booking Holdings, Inc.*	8,697	17,629,602

		111,140,699

Internet Software & Services — 3.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	503,553	93,424,188
Alphabet, Inc. (Class A Stock)*	23,295	26,304,481
Alphabet, Inc. (Class C Stock)*	43,387	48,404,706
Facebook, Inc. (Class A Stock)*	417,378	81,104,893
NetEase, Inc. (China), ADR	31,283	7,904,276
Tencent Holdings Ltd. (China)	396,700	19,920,450

		277,062,994

IT Services — 1.8%
Amadeus IT Group SA (Spain)(a)	168,921	13,282,689
Atos SE (France)	17,800	2,420,391
Automatic Data Processing, Inc.	59,237	7,946,051
Capgemini SE (France)	84,373	11,306,829
FleetCor Technologies, Inc.*	59,648	12,564,851
Genpact Ltd.	481,355	13,925,600
InterXion Holding NV (Netherlands)*	27,036	1,687,587
PayPal Holdings, Inc.*	248,584	20,699,590
Visa, Inc. (Class A Stock)(a)	571,839	75,740,075

		159,573,663

Leisure Products — 0.1%
Mattel, Inc.(a)	297,763	4,889,268

Life Sciences Tools & Services — 0.4%
Lonza Group AG (Switzerland)*	54,556	14,416,232
Thermo Fisher Scientific, Inc.	105,691	21,892,834

		36,309,066

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	379,531	10,991,428
Deere & Co.	152,958	21,383,528
Epiroc AB (Sweden) (Class A)*	577,492	6,060,063
Fortive Corp.	235,055	18,125,091
Georg Fischer AG (Switzerland)	158	201,764
Hong Leong Asia Ltd. (Singapore)*	377,000	248,420
Illinois Tool Works, Inc.	65,100	9,018,954
Komatsu Ltd. (Japan)	346,200	9,855,824
Rational AG (Germany)	11,060	7,202,379
Sumitomo Heavy Industries Ltd. (Japan)	94,200	3,173,883
Tsubakimoto Chain Co. (Japan)	372,000	2,950,358
Vesuvius PLC (United Kingdom)	152,000	1,194,861
Volvo AB (Sweden) (Class B Stock)	292,600	4,650,328

		95,056,881

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Marine — 0.0%
DFDS A/S (Denmark)	44,500	$2,832,497

Media — 0.7%
Comcast Corp. (Class A Stock)	453,400	14,876,054
News Corp. (Class A Stock)	549,400	8,515,700
Reach PLC (United Kingdom)	126,600	128,022
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	3,006,993
Twenty-First Century Fox, Inc. (Class B Stock)	653,000	32,173,310

		58,700,079

Metals & Mining — 0.5%
Aurubis AG (Germany)	28,200	2,152,630
Ausdrill Ltd. (Australia)	991,000	1,344,851
Bekaert SA (Belgium)	53,100	1,720,505
BHP Billiton PLC (Australia)	760,503	17,067,522
Boliden AB (Sweden)	113,400	3,659,813
Dowa Holdings Co. Ltd. (Japan)	67,400	2,075,111
Fortescue Metals Group Ltd. (Australia)	491,100	1,594,589
Mineral Resources Ltd. (Australia)	235,600	2,789,388
Rio Tinto Ltd. (Australia)	84,800	5,239,394
voestalpine AG (Austria)	90,700	4,170,668

		41,814,471

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.	31,465	683,105

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)(a)	1,464,900	287,783
Dollarama, Inc. (Canada)	211,828	8,211,125
Harvey Norman Holdings Ltd. (Australia)(a)	638,100	1,567,637
Kohl’s Corp.(a)	105,900	7,720,110
Marks & Spencer Group PLC (United Kingdom)	849,800	3,301,017
Myer Holdings Ltd. (Australia)(a)	2,114,200	577,990

		21,665,662

Multi-Utilities — 0.1%
A2A SpA (Italy)	2,139,700	3,703,682
Engie SA (France)	165,400	2,530,045

		6,233,727

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.(a)	153,900	7,194,825
BP PLC (United Kingdom)	1,350,000	10,271,488
Caltex Australia Ltd. (Australia)	98,100	2,360,851
Canadian Natural Resources Ltd. (Canada)	308,800	11,138,416
EQT Corp	142,400	7,857,632
Equinor ASA (Norway)	125,200	3,310,608
Exxon Mobil Corp.	430,100	35,582,173
Hess Corp.	259,400	17,351,266
Occidental Petroleum Corp.	221,300	18,518,384
OMV AG (Austria)	93,900	5,310,780
Repsol SA (Spain)	266,500	5,201,842
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	436,811	15,159,298
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	421,900	15,109,488
Suncor Energy, Inc. (Canada)	316,066	12,862,382
TOTAL SA (France)	367,107	22,292,880
TOTAL SA (France), ADR(a)	625,400	37,874,224

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada Corp. (Canada)	469,069	$20,263,781

		247,660,318

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,829,000	2,854,114
UPM-Kymmene OYJ (Finland)	187,200	6,665,283

		9,519,397

Personal Products — 0.3%
Asaleo Care Ltd. (Australia)	1,559,600	1,607,936
Estee Lauder Cos., Inc. (The) (Class A Stock)	99,552	14,205,075
Shiseido Co. Ltd. (Japan)	193,100	15,323,642

		31,136,653

Pharmaceuticals — 2.5%
Astellas Pharma, Inc. (Japan)	94,300	1,435,112
Bayer AG (Germany)	31,300	3,437,483
GlaxoSmithKline PLC (United Kingdom)	580,400	11,701,398
Johnson & Johnson	188,000	22,811,920
KYORIN Holdings, Inc. (Japan)	11,500	238,672
Merck & Co., Inc.	578,428	35,110,580
Novartis AG (Switzerland)	49,700	3,764,822
Novartis AG (Switzerland), ADR	173,557	13,110,496
Novo Nordisk A/S (Denmark), ADR	507,976	23,427,853
Novo Nordisk A/S (Denmark) (Class B Stock)	248,506	11,478,632
Perrigo Co. PLC	159,300	11,614,563
Pfizer, Inc.	831,000	30,148,680
Roche Holding AG (Switzerland)	48,560	10,773,433
Sanofi (France)	169,300	13,587,954
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	1,359,762
Teva Pharmaceutical Industries Ltd. (Israel)	70,900	1,716,663
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	1,754,706
UCB SA (Belgium)	47,800	3,747,061
Zoetis, Inc.	291,431	24,827,007

		226,046,797

Professional Services — 0.3%
Experian PLC (United Kingdom)	566,282	13,969,386
Nielsen Holdings PLC	188,989	5,845,430
RELX PLC (United Kingdom)	503,517	10,752,579

		30,567,395

Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,535,765
LendLease Group (Australia)	359,700	5,266,583
Nomura Real Estate Holdings, Inc. (Japan)	159,400	3,529,253
Wheelock & Co. Ltd. (Hong Kong)	326,000	2,265,548

		12,597,149

Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	205,650	16,820,861
Canadian Pacific Railway Ltd. (Canada)	43,500	7,961,370
Firstgroup PLC (United Kingdom)*	1,684,400	1,845,166
Go-Ahead Group PLC (United Kingdom)	74,300	1,552,294
National Express Group PLC (United Kingdom)	606,200	3,200,795

		31,380,486

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	165,300	$7,635,207
BE Semiconductor Industries NV (Netherlands)	12,700	341,756
Infineon Technologies AG (Germany)	499,259	12,681,842
QUALCOMM, Inc.	801,820	44,998,138
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,079,000	14,763,144
Texas Instruments, Inc.	146,900	16,195,725
Tokyo Electron Ltd. (Japan)	13,600	2,334,485
Ulvac, Inc. (Japan)	41,000	1,564,021
Xinyi Solar Holdings Ltd. (China)	6,034,000	1,848,657

		102,362,975

Software — 3.1%
Adobe Systems, Inc.*	87,188	21,257,306
ANSYS, Inc.*	49,458	8,614,594
Autodesk, Inc.*	293,724	38,504,279
Constellation Software, Inc. (Canada)	20,521	15,914,643
Electronic Arts, Inc.*	129,749	18,297,204
Intuit, Inc.	115,211	23,538,183
Microsoft Corp.	770,143	75,943,801
Oracle Corp.	914,244	40,281,591
salesforce.com, Inc.*	163,570	22,310,948
Temenos AG (Switzerland)*	86,992	13,082,429

		277,744,978

Specialty Retail — 0.4%
Geo Holdings Corp. (Japan)	96,500	1,290,580
Kingfisher PLC (United Kingdom)	938,200	3,668,930
Lowe’s Cos., Inc.	14,900	1,423,993
Nitori Holdings Co. Ltd. (Japan)	71,100	11,061,611
TJX Cos., Inc. (The)	156,257	14,872,541

		32,317,655

Technology Hardware, Storage & Peripherals — 0.0%
Eizo Corp. (Japan)	62,400	2,706,937
NEC Corp. (Japan)	9,300	254,856

		2,961,793

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	63,472	21,073,932
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,136,550

		23,210,482

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	357,524	9,962,257
Paragon Banking Group PLC (United Kingdom)	512,700	3,232,602

		13,194,859

Tobacco — 0.2%
Philip Morris International, Inc.	245,100	19,789,374

Trading Companies & Distributors — 0.2%
Ferguson PLC (Switzerland)	118,841	9,615,155
ITOCHU Corp. (Japan)	379,700	6,867,192

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Marubeni Corp. (Japan)	566,100	$4,309,939

		20,792,286

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	411,300	11,246,962
NTT DOCOMO, Inc. (Japan)	102,900	2,622,136

		13,869,098

TOTAL COMMON STOCKS (cost $3,572,637,804)		4,432,847,092

PREFERRED STOCKS — 0.3%
Capital Markets — 0.0%
State Street Corp., Series G, 5.350%	15,000	391,800

Electric Utilities — 0.2%
NextEra Energy, Inc. (PRFC), CVT, 6.123%(a)	217,094	12,396,067

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co. (PRFC), CVT, 6.125%	51,611	3,192,140

Multi-Utilities — 0.1%
Sempra Energy (PRFC), CVT, 6.000%	86,032	8,879,363

TOTAL PREFERRED STOCKS (cost $22,265,052)		24,859,370

	Units
RIGHTS* — 0.0%
Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 07/06/18 (cost $150,152)	266,500	151,284

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 9.8%
iShares Core U.S. Aggregate Bond Fund(a)	946,504	100,632,305
iShares Floating Rate Bond ETF	1,048,400	53,468,400
iShares JPMorgan USD Emerging Markets Bond ETF(a)	373,323	39,859,697
iShares MSCI EAFE Fund	2,725,146	182,503,028
iShares MSCI Japan ETF	30,300	1,754,673
iShares Russell 1000 Growth Index Fund(a)	467,289	67,196,158
iShares Russell 1000 Value ETF(a)	500,166	60,710,149
iShares Russell 2000 Index Fund ETF(a)	215,558	35,301,934
iShares TIPS Bond Fund(a)	268,686	30,326,589
SPDR S&P 500 ETF Trust Fund(a)	816,133	221,400,560
Vanguard REIT ETF(a)	328,771	26,778,398
Vanguard Total International Bond ETF(a)	915,500	50,087,005

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $755,905,312)		870,018,896

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 4.0%
Automobiles — 0.1%
DT Auto Owner Trust,
Series 2017-2A, Class A, 144A
1.720%	05/15/20	357	$356,810
Hertz Vehicle Financing II LP,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	100	98,582
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A
4.580%	09/15/21	1,600	1,601,356
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	1,644	1,638,284

			3,695,032

Collateralized Loan Obligations — 2.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A
3.618%(c)	07/15/30	4,500	4,510,508
Series 2016-8A, Class A1, 3 Month LIBOR + 1.650%, 144A
4.009%(c)	07/28/28	4,500	4,500,000
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.628%(c)	07/15/29	500	501,435
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
3.608%(c)	07/16/29	2,000	2,004,910
Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A
3.648%(c)	01/16/30	3,000	3,005,557
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.322%(c)	04/23/31	1,500	1,496,748
Battalion CLO Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
3.695%(c)	07/18/30	2,500	2,510,905
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	07/15/29	1,500	1,503,896
Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A
3.348%(c)	04/15/29	563	562,647
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AS, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	04/15/29	1,000	1,002,338
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A
3.310%(c)	04/17/31	4,000	3,984,764
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
3.589%(c)	04/20/31	2,000	2,003,237

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.579%(c)	07/20/31	750	$752,027
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.330%(c)	04/24/31	4,000	3,993,047
Series 2014-2RA, Class A1, 3 Month LIBOR + 1.050%, 144A
3.164%(c)	04/24/30	7,500	7,505,124
Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A
3.472%(c)	01/22/31	3,250	3,244,569
Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A
3.093%(c)	04/20/31	2,500	2,483,079
Elevation CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
3.905%(c)	04/18/27	6,500	6,533,959
Series 2015-4A, Class B, 3 Month LIBOR + 2.430%, 144A
4.785%(c)	04/18/27	2,500	2,516,325
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A
3.120%(c)	11/15/26	6,500	6,470,917
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A
3.390%(c)	04/25/31	5,000	5,004,075
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.642%(c)	10/23/29	5,250	5,251,860
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-9A, Class A1B, 3 Month LIBOR + 1.500%, 144A
3.859%(c)	10/20/28	6,000	6,010,415
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 3 Month LIBOR + 1.500%, 144A
3.859%(c)	07/20/27	4,750	4,749,174
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 3 Month LIBOR + 1.270%, 144A
3.625%(c)	07/18/30	4,000	4,006,675
KVK CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.528%(c)	07/15/26	2,000	1,999,724
Series 2018-1A, Class A, 3 Month LIBOR + 0.930%, 144A
3.261%(c)	05/20/29	6,000	5,999,612
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.075%(c)	01/16/31	3,000	2,998,958
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.198%(c)	01/15/28	3,000	2,985,338

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
OZLM Funding Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.612%(c)	10/22/30	4,000	$4,013,224
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A
3.433%(c)	04/17/31	3,000	2,993,225
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.609%(c)	10/30/30	4,000	4,003,630
Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A
3.210%(c)	04/20/31	3,000	3,002,683
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A
3.483%(c)	01/17/31	4,000	3,999,732
Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
3.629%(c)	07/20/30	6,000	6,013,561
Regatta Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
3.603%(c)	10/17/30	1,500	1,504,877
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
2.776%(c)	04/20/31	1,000	1,000,782
Shackleton CLO Ltd. (Cayman Islands),
Series 2017-11A, Class A, 3 Month LIBOR + 1.270%, 144A
3.613%(c)	08/15/30	1,250	1,252,736
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
4.009%(c)	07/20/28	2,500	2,500,000
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
4.019%(c)	10/20/28	4,750	4,750,000
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
3.640%(c)	07/25/30	1,250	1,251,095
TIAA CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.700%, 144A
4.059%(c)	07/20/28	3,500	3,500,000
TICP CLO Ltd. (Cayman Islands),
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
3.578%(c)	07/15/29	2,250	2,254,658
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 3 Month LIBOR + 1.400%, 144A
3.748%(c)	07/15/27	4,500	4,465,180
Series 2016-4A, Class A, 3 Month LIBOR + 1.750%, 144A
4.105%(c)	04/18/28	5,250	5,271,435
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
4.060%(c)	10/25/28	4,250	4,250,000
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
3.680%(c)	07/25/29	3,500	3,513,747
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
3.570%(c)	01/25/31	3,000	3,008,848
Series 2017-7A, Class B, 3 Month LIBOR + 1.600%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
3.960%(c)	01/25/31	1,750	$1,753,834
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2R, 3 Month LIBOR + 1.500%, 144A
3.848%(c)	04/15/29	2,000	1,993,025
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 3 Month LIBOR + 1.650%, 144A
4.009%(c)	07/20/28	4,250	4,267,773
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.314%(c)	04/25/31	3,000	2,993,418
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
3.609%(c)	10/20/29	4,000	4,005,035
Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A
2.881%(c)	01/17/31	3,750	3,753,300
Series 2018-1A, Class A, 3 Month LIBOR + 1.100%, 144A^
3.429%(c)	07/17/31	7,000	6,982,500
York CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.150%, 144A
3.512%(c)	01/22/31	2,000	1,998,753
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
3.718%(c)	07/15/29	1,500	1,505,702

			191,894,576

Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2017-1A, Class A, 144A
2.830%	12/22/25	1,000	991,307
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A
2.570%	07/18/25	449	449,249
Series 2015-2A, Class C, 144A
4.320%	07/18/25	1,000	997,785
Series 2016-2A, Class A, 144A
4.100%	03/20/28	2,446	2,460,940
Series 2017-1A, Class B, 144A
2.790%	09/14/32	500	485,530
Series 2017-1A, Class C, 144A
3.350%	09/14/32	500	490,721
Oportun Funding LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,450	2,460,903
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,229,639
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,710,992
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	1,005,771

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
PNMAC GMSR Trust,
Series 2017-GT2, Class A, 1 Month LIBOR + 4.000%, 144A
6.091%(c)	08/25/23	1,250	$1,256,960
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,584	2,574,380
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,136	4,134,010

			21,248,187

Credit Cards — 0.0%
Golden Credit Card Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.400%, 144A
2.473%(c)	02/15/21	2,500	2,503,447

Home Equity Loans — 0.5%
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%
2.791%(c)	06/25/34	61	59,821
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
2.691%(c)	10/25/34	326	327,562
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%
2.901%(c)	06/25/34	1,645	1,640,179
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%
3.066%(c)	12/25/34	3,380	3,395,400
Series 2005-HE5, Class M2, 1 Month LIBOR + 1.035%
3.126%(c)	06/25/35	2,350	2,375,581
Series 2006-HE1, Class 1M1, 1 Month LIBOR + 0.410%
2.501%(c)	12/25/35	293	293,530
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
2.291%(c)	04/25/37	492	628,133
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.145%, 144A
2.236%(c)	09/25/36	1,029	989,539
Series 2007-AHL1, Class A2C, 1 Month LIBOR + 0.210%
2.301%(c)	12/25/36	2,900	2,740,750
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE3, Class A, 1 Month LIBOR + 0.760%
2.851%(c)	12/25/33	209	208,277
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.551%(c)	10/25/35	200	184,411
First NLC Trust,
Series 2007-1, Class A1, 1 Month LIBOR + 0.070%, 144A
2.161%(c)	08/25/37	983	607,643
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
2.946%(c)	08/25/34	302	299,083
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.241%(c)	08/25/36	2,566	2,545,596
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
3.852%(c)	01/28/70	699	712,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.645%
2.736%(c)	06/25/35	263	$263,446
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
2.201%(c)	08/25/36	3,808	2,094,661
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%
2.991%(c)	05/25/34	1,545	1,541,915
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
2.751%(c)	01/25/35	602	590,513
Series 2007-HE6, Class A1, 1 Month LIBOR + 0.060%
2.151%(c)	05/25/37	24	22,048
New Residential Mortgage Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	1,658	1,671,352
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2006-FM1, Class 2A4, 1 Month LIBOR + 0.330%
2.421%(c)	11/25/35	3,000	2,656,698
Series 2006-WF1, Class M2, 1 Month LIBOR + 0.290%
2.381%(c)	03/25/36	700	680,297
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.705%
2.665%(c)	01/25/36	400	396,664
Option One Mortgage Loan Trust,
Series 2004-3, Class M2, 1 Month LIBOR + 0.855%
2.946%(c)	11/25/34	846	846,338
Series 2005-4, Class M1, 1 Month LIBOR + 0.440%
2.531%(c)	11/25/35	845	844,415
RAMP Trust,
Series 2005-EFC4, Class M3, 1 Month LIBOR + 0.480%
2.571%(c)	09/25/35	6,600	6,599,854
RASC Trust,
Series 2005-AHL1, Class M1, 1 Month LIBOR + 0.675%
2.766%(c)	09/25/35	299	297,166
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440%
2.531%(c)	11/25/35	2,000	1,993,653
Renaissance Home Equity Loan Trust,
Series 2007-3, Class AF3
7.238%	09/25/37	604	328,499
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
2.341%(c)	11/25/36	4,000	3,616,324
Series 2006-NLC1, Class A1, 1 Month LIBOR + 0.060%, 144A
2.151%(c)	11/25/36	25	11,249
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.271%(c)	05/25/36	797	795,326
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
3.031%(c)	11/25/33	59	57,472
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.341%(c)	04/25/37	4,589	2,494,085

			44,809,699

Other — 0.0%
Oportun Funding LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	750	749,917

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	$499,944

			1,249,861

Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2, 1 Month LIBOR + 0.675%
2.766%(c)	07/25/35	7,400	7,411,170
Series 2006-R1, Class M1, 1 Month LIBOR + 0.390%
2.481%(c)	03/25/36	2,900	2,876,900
Bayview Koitere Fund Trust,
Series 2018-RN4, Class A1, 144A
3.623%	03/28/33	644	642,683
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ1, Class A1, 1 Month LIBOR + 0.110%
2.201%(c)	04/25/31	154	200,641
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC1, Class M2, 1 Month LIBOR + 1.050%
3.141%(c)	09/25/34	718	711,202
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.621%(c)	02/25/36	700	694,496
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240%
2.331%(c)	05/25/36	4,911	4,881,338
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.551%(c)	05/25/36	2,600	2,554,353
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140%
2.231%(c)	06/25/37	2,773	2,614,827
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A
2.211%(c)	07/25/37	45	29,666
Credit-Based Asset Servicing & Securitization Trust,
Series 2006-CB9, Class A1, 1 Month LIBOR + 0.060%
2.151%(c)	11/25/36	21	13,671
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	44	19,378
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
5.132%(c)	12/26/46	3,417	3,494,463
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2, 1 Month LIBOR + 0.190%
2.281%(c)	05/25/36	1,987	1,526,559
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.401%(c)	07/25/36	1,000	947,909
Series 2006-FF5, Class 2A4, 1 Month LIBOR + 0.240%
2.331%(c)	04/25/36	1,100	960,990
GSAMP Trust,
Series 2003-FM1, Class M1, 1 Month LIBOR + 1.230%
3.314%(c)	03/20/33	624	629,608
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.735%
2.826%(c)	09/25/35	197	192,610
Series 2006-NC2, Class A2B, 1 Month LIBOR + 0.090%
2.181%(c)	06/25/36	1,422	974,114
Series 2007-HE2, Class A2C, 1 Month LIBOR + 0.270%
2.361%(c)	03/25/47	3,266	2,840,013
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%

Interest Rate	Maturity Date	Principal Amount (000)#			Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
2.241%(c)	12/25/46		2,489		$1,590,955
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160%
2.251%(c)	07/25/37		4,615		3,017,263
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC3, Class A3, 1 Month LIBOR + 0.110%
2.201%(c)	08/25/36		71		55,515
Series 2007-CH1, Class MV6, 1 Month LIBOR + 0.550%
2.641%(c)	11/25/36		7,700		7,415,083
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3, 1 Month LIBOR + 0.520%
2.611%(c)	08/25/35		2,000		1,928,290
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160%
2.251%(c)	12/25/36		6,308		4,636,694
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A, 1 Month LIBOR + 0.080%
2.171%(c)	09/25/37		4		1,319
Series 2007-HE2, Class A2A, 1 Month LIBOR + 0.120%
2.211%(c)	02/25/37		11		4,954
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC2, Class A2FP, 1 Month LIBOR + 0.050%
2.141%(c)	07/25/36		44		23,838
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1, 1 Month LIBOR + 0.050%
2.141%(c)	11/25/36		—	(r)	495
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3, 1 Month LIBOR + 1.035%
3.126%(c)	02/25/35		4,754		4,766,406
Series 2005-WCW2, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	07/25/35		1,100		1,102,363
Series 2005-WHQ4, Class M1, 1 Month LIBOR + 0.470%
2.561%(c)	09/25/35		1,365		1,368,112
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
2.421%(c)	04/25/36		400		394,956
RMAT LP,
Series 2018-NPL1, Class A1, 144A
4.090%	05/25/48		285		284,958
Saxon Asset Securities Trust,
Series 2005-1, Class M2, 1 Month LIBOR + 0.720%
2.811%(c)	05/25/35		500		451,161
Series 2005-1, Class M3, 1 Month LIBOR + 0.780%
2.871%(c)	05/25/35		772		599,197
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A, 1 Month LIBOR + 0.130%
2.221%(c)	05/25/37		225		172,388
Series 2007-HE1, Class A2A, 1 Month LIBOR + 0.060%
2.151%(c)	12/25/36		64		23,264
Series 2007-NC1, Class A2A, 1 Month LIBOR + 0.050%
2.141%(c)	12/25/36		2		1,074
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3, 1 Month LIBOR + 0.720%
2.811%(c)	05/25/35		2,500		2,505,910
Series 2005-6, Class M3, 1 Month LIBOR + 0.810%
2.901%(c)	07/25/35		3,000		2,879,261
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1
1.823%	02/20/54	GBP	1,319		1,751,683

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		1,607	$1,568,795
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57		3,652	3,559,288
U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, 144A
3.352%	11/27/37		411	408,833
VOLT LV LLC, Series 2017-NPL2, Class A1, 144A
3.500%	03/25/47		133	132,692
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		1,597	1,592,049
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		453	450,485
VOLT LXII LLC, Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		794	787,280
VOLT LXIII LLC, Series 2017-NP10, Class A1, 144A
3.000%	10/25/47		1,362	1,347,451
Wachovia Mortgage Loan Trust, Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.660%
2.751%(c)	10/25/35		2,901	2,897,193
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A1, 1 Month LIBOR + 0.060%
2.151%(c)	10/25/36		76	43,287

				81,979,083

Student Loans — 0.1%
Navient Student Loan Trust, Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.241%(c)	03/25/66		1,051	1,070,553
SLM Private Education Loan Trust, Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.323%(c)	06/16/42		420	432,187
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		477	473,659
SLM Student Loan Trust, Series 2003-2, Class A5, 3 Month EURIBOR + 0.260%
0.000%(c)	12/15/23	EUR	164	191,228
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
0.000%(c)	06/17/24	EUR	286	333,777
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A
2.910%(c)	10/25/64		1,000	996,298
Series 2007-3, Class A3, 3 Month LIBOR + 0.040%
2.400%(c)	04/25/19		149	148,652
SMB Private Education Loan Trust, Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A
2.523%(c)	06/17/24		1,024	1,024,748
SoFi Professional Loan Program, Series 2017-A, Class A2A, 144A
1.550%	03/26/40		1,158	1,147,974
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		1,223	1,211,804

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
South Carolina Student Loan Corp., Series 2005, Class A3, 3 Month LIBOR + 0.140%
2.440%(c)	12/01/23		144	$144,276
Utah State Board of Regents, Series 2017-1, Class A, 1 Month LIBOR + 0.750%
2.710%(c)	01/25/57		1,423	1,425,487

				8,600,643

TOTAL ASSET-BACKED SECURITIES (cost $346,107,303)				355,980,528

BANK LOANS — 0.1%
Food & Beverage — 0.0%
Flora Food Group (United Kingdom),
Term Loan
—%(p)	02/28/25		1,450	1,872,492

Healthcare & Pharmaceutical — 0.0%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%
4.250%(c)	11/21/24	EUR	448	524,284

Internet Software & Services — 0.1%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.594%(c)	09/30/24		1,934	1,942,188
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.594%(c)	09/29/25		550	558,250

				2,500,438

Lodging — 0.0%
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
3.844%(c)	03/27/25		589	583,992

Oil & Gas — 0.0%
EG AMER LLC,
Term Loan
—%(p)	02/01/26		550	544,500
EG Finco Ltd.,
Term B, 3 Month GBP LIBOR + 4.750%
5.514%(c)	02/06/25	GBP	399	520,820
Term B1, 1 - 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	597	689,097
Term Loan
—%(p)	02/28/25		303	349,312
—%(p)	03/31/26		325	377,163

				2,480,892

Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%
3.600%(c)	12/31/18		1,482	1,480,550

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.844%(c)	01/31/25		1,194	1,168,414

TOTAL BANK LOANS (cost $10,841,577)				10,611,062

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A
3.508%	06/05/37	310	$303,476
Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A
4.462%	05/15/49	4,200	3,981,899
BANK, Series 2017-BNK5, Class A4
3.131%	06/15/60	4,200	4,015,497
Series 2017-BNK6, Class A4
3.254%	07/15/60	3,200	3,088,495
Series 2017-BNK8, Class A3
3.229%	11/15/50	1,675	1,612,007
Barclays Commercial Mortgage Securities Trust, Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,097,004
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	478,661
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	402,516
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,500,457
CD Mortgage Trust, Series 2017-CD4, Class A3
3.248%	05/10/50	3,000	2,900,052
Series 2017-CD5, Class A3
3.171%	08/15/50	3,300	3,163,403
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XB, IO
0.359%(cc)	02/10/48	76,865	1,281,578
Series 2016-GC37, Class A4
3.314%	04/10/49	5,500	5,374,129
Commercial Mortgage Trust, Series 2014-UBS4, Class A5
3.694%	08/10/47	4,305	4,337,045
Series 2015-CR26, Class A4
3.630%	10/10/48	240	238,937
Series 2015-DC1, Class XA, IO
1.281%(cc)	02/10/48	59,629	2,951,202
Series 2015-PC1, Class A5
3.902%	07/10/50	5,664	5,722,611
Series 2016-DC2, Class A5
3.765%	02/10/49	1,775	1,775,344
Series 2017-COR2, Class A2
3.239%	09/10/50	3,750	3,598,129
CSMC LLC, Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,470	4,510,323
CSMC Trust, Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	750,033
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.632%	09/10/49	4,000	3,715,004
Series 2017-C6, Class A4
3.071%	06/10/50	2,700	2,570,683

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,300	$1,222,396
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	1,087,329
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, IO
2.125%(cc)	11/10/45	2,576	180,410
Series 2017-GS6, Class A2
3.164%	05/10/50	3,100	2,976,685
Series 2017-GS7, Class A3
3.167%	08/10/50	5,540	5,305,937
IMT Trust, Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	1,050	1,033,596
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A4
3.195%	09/15/50	3,000	2,883,981
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4
3.414%	03/15/50	1,800	1,763,603
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,261	1,279,614
Series 2016-JP2, Class A3
2.559%	08/15/49	2,800	2,591,683
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,450	2,396,881
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3
3.451%	07/15/50	10,000	9,898,268
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A3
3.330%	12/15/50	5,200	5,021,537
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A
0.000%(cc)	06/15/33	184,540	1,753
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	300	285,138
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3
3.225%	08/15/50	4,300	4,129,837
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	700	713,465
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4
2.925%	04/15/50	1,647	1,583,777
Series 2016-C35, Class A3
2.674%	07/15/48	4,500	4,197,555
Series 2017-C39, Class A4
3.157%	09/15/50	5,000	4,788,461
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,288,003
Series 2017-RB1, Class A4

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
3.374%	03/15/50	4,700	$4,586,042

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $124,135,800)			118,584,436

CORPORATE BONDS — 10.3%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,625	1,710,313
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	400	402,062

			2,112,375

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,965	2,808,547
Gtd. Notes, 3 Month LIBOR + 0.590%, 144A(Cap N/A, Floor 0.000%)
2.945%(c)	08/14/20	1,900	1,906,334
Gtd. Notes, 3 Month LIBOR + 0.880%, 144A
3.223%(c)	08/15/22	2,200	2,215,609
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	2,700	2,672,172
Japan Tobacco, Inc. (Japan),
Sr. Sec’d. Notes, EMTN
2.000%	04/13/21	300	289,818

			9,892,480

Airlines — 0.2%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	1,717	1,769,422
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,037	1,000,069
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	459	445,871
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	244	255,478
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,080	1,072,887
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates
4.200%	08/15/29	3,827	3,619,640
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates
4.500%	08/15/25	6,123	5,852,773
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	7,288	6,795,650
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Airlines (continued)
3.100%	01/07/30		1,417	$1,341,165

				22,152,955

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	671,194

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.713%(c)	11/05/21		530	530,297
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21		490	486,942
Gtd. Notes, 3 Month LIBOR + 0.410%, 144A
2.749%(c)	04/12/21		365	366,234
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		560	484,015
5.291%	12/08/46		240	222,416
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23		1,510	1,438,021
3.200%	01/15/21		600	593,242
3.219%	01/09/22		5,050	4,940,385
5.875%	08/02/21		700	742,083
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
3.911%(c)	01/08/19		5,400	5,434,509
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	21,647
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		5,110	5,101,030
3.450%	04/10/22		3,125	3,070,697
3.500%	07/10/19		2,500	2,512,552
3.550%	04/09/21		300	299,027
3.700%	05/09/23		1,605	1,574,593
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.150%	02/26/20		300	294,261
2.850%	01/15/21		1,700	1,673,396
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	1,501,875
4.250%	11/15/19		250	250,000
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
2.861%(c)	03/15/21		400	400,657
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%(Cap N/A, Floor 0.000%)
2.721%(c)	05/17/22		700	702,009
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		200	198,369
2.450%	11/20/19		500	494,467

				33,332,724

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	$757,865
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23	EUR	1,000	1,179,771
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A
3.750%	09/15/26	EUR	975	1,157,803
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		2,500	2,571,131
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,250	1,517,978

				7,184,548

Banks — 3.7%
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	2,800	3,298,128
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.750%	12/31/49	EUR	1,000	1,214,513
6.750%	12/31/49	EUR	200	242,903
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%	12/31/99	EUR	1,200	1,475,384
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	977,992
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49		1,500	1,466,250
5.875%	12/31/99		430	420,325
6.300%	12/29/49		795	839,719
Sr. Unsec’d. Notes, GMTN
3.593%	07/21/28		660	630,126
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22		1,340	1,339,540
3.824%	01/20/28		1,395	1,360,747
4.125%	01/22/24		1,100	1,118,106
4.443%	01/20/48		365	356,347
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,688,974
4.450%	03/03/26		4,090	4,099,477
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21		535	532,863
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%
2.802%(c)	04/13/21		600	601,116
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/29/49		1,205	1,140,231
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	2,000	2,278,147
Barclays Bank PLC (United Kingdom),
Sub. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
7.625%	11/21/22			600	$645,900
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.000%	12/31/99		GBP	600	808,514
7.875%	09/15/22		GBP	200	279,787
8.000%	12/15/49		EUR	500	646,670
Sr. Unsec’d. Notes
3.684%	01/10/23			1,570	1,526,763
4.375%	01/12/26			345	335,086
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
3.963%(c)	01/10/23			2,600	2,640,275
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.463%(c)	08/10/21			4,000	4,151,427
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27		GBP	2,000	2,576,918
Sr. Unsec’d. Notes, MTN
4.972%	05/16/29			1,350	1,337,467
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22			1,020	984,632
3.500%	03/01/23			520	506,846
Sub. Notes, 144A
4.625%	03/13/27			220	215,936
BPCE SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	10/23/27			285	260,138
Sub. Notes, MTN, 144A
4.500%	03/15/25			1,440	1,403,838
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21			1,100	1,100,382
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19			200	200,550
5.375%	05/15/20			100	102,625
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20			1,950	1,949,289
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49			2,395	2,466,850
6.125%	12/29/45			1,020	1,064,625
6.250%	12/29/49			410	425,375
Sr. Unsec’d. Notes
3.520%	10/27/28			730	685,864
3.700%	01/12/26			3,025	2,931,982
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.320%(c)	04/25/22			3,200	3,228,464
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.730%(c)	09/01/23	(a)		1,500	1,530,852
Sub. Notes
4.300%	11/20/26			700	683,054
4.450%	09/29/27			3,850	3,786,983
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.889%(c)	05/26/20			2,700	2,707,489
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
5.500%	12/31/49		EUR	1,500	1,871,799

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
5.500%	12/31/99	EUR	600	$748,720
6.625%	04/26/49	EUR	1,200	1,574,780
6.625%	12/31/49	EUR	200	262,463
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	2,000	2,586,689
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		500	496,379
3.750%	03/26/25		240	230,825
3.800%	09/15/22		3,350	3,335,297
3.800%	06/09/23		1,650	1,628,593
Gtd. Notes, 3 Month LIBOR + 2.290%
4.645%(c)	04/16/21		3,100	3,239,712
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.246%	07/16/19		1,100	1,089,937
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21		300	290,332
4.250%	10/14/21		6,900	6,802,503
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
3.177%(c)	01/22/21		900	883,352
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	154,757
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,422,962
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		4,200	3,997,720
2.125%	09/01/22		600	575,961
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		200	192,691
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20		500	492,404
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		10,500	10,175,786
2.500%	01/25/21		3,600	3,555,585
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	487,249
3.450%	07/27/26		390	361,874
4.200%	08/08/23		2,000	2,018,050
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		2,900	2,906,159
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%	12/29/49		440	430,100
5.375%	12/29/49		1,850	1,882,375
Sr. Unsec’d. Notes
2.876%	10/31/22		1,100	1,073,842
3.500%	01/23/25		8,995	8,686,294
3.750%	02/25/26		235	227,691
3.850%	01/26/27		1,905	1,829,424
4.223%	05/01/29		900	886,419
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.541%(c)	09/15/20		2,400	2,436,018
HSBC Holdings PLC (United Kingdom),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes
6.250%	12/31/49		500	$490,625
6.500%	03/28/49		700	672,000
Sr. Unsec’d. Notes
4.583%	06/19/29		1,500	1,515,051
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	05/18/21		2,675	2,678,898
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 1.120%
3.441%(c)	12/04/18		500	499,980
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		900	879,016
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20		1,000	986,722
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.250%	12/31/99	EUR	1,100	1,264,948
7.750%	12/31/49	EUR	1,800	2,264,951
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27		610	526,342
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%	12/29/49		2,750	2,800,875
Sr. Unsec’d. Notes
2.950%	10/01/26		1,430	1,328,319
3.125%	01/23/25		5,740	5,489,213
3.200%	01/25/23		2,265	2,224,469
4.005%	04/23/29		1,565	1,544,132
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.260%(c)	04/25/23		3,100	3,126,492
Sub. Notes
3.875%	09/10/24		1,250	1,238,408
4.250%	10/01/27		1,175	1,166,407
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	143,200	17,162,624
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21		1,200	1,197,871
Gtd. Notes, 3 Month LIBOR + 0.490%
2.853%(c)	05/07/21		300	300,424
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/31/99	EUR	200	248,450
7.000%	12/31/99	GBP	3,100	4,167,931
7.875%	06/27/29	GBP	200	306,182
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.130%(c)	06/21/21		1,000	999,697
Lloyds TSB Bank PLC (United Kingdom),
Sub. Notes, EMTN
6.500%	03/24/20	EUR	300	386,592
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
2.686%(c)	04/04/19		1,300	1,300,576
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
4.180%(c)	03/01/21		412	426,517
Morgan Stanley,

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Jr. Sub. Notes
5.550%	12/29/49		1,535	$1,582,125
Sr. Unsec’d. Notes
3.737%	04/24/24		2,000	1,988,000
4.375%	01/22/47		435	415,411
Sr. Unsec’d. Notes, GMTN
3.772%	01/24/29		485	467,214
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		885	823,249
3.591%	07/22/28		6,475	6,154,145
3.971%	07/22/38		315	291,872
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,430,211
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,758,371
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	09/08/19		800	793,735
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,060,359
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	18,100	2,072,723
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	17,878	2,829,430
2.500%	10/01/47	DKK	8	1,326
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%, 144A
2.771%(c)	05/17/21		1,400	1,400,937
PNC Bank NA,
Sr. Unsec’d. Notes
2.950%	02/23/25		2,450	2,345,536
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.880%	08/02/18		900	893,929
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	104,107	16,475,400
Covered Bonds, MTN
2.500%	07/01/47	DKK	87	14,237
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		4,540	4,538,040
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.749%(c)	04/30/21		1,680	1,679,432
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24		1,600	1,601,146
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.885%(c)	06/25/24		3,200	3,193,440
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	12/29/49	GBP	200	274,508
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	1,971,134
2.875%	08/05/21		2,300	2,228,015

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20			2,500	$2,462,090
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN
3.080%	03/07/19		EUR	900	1,061,321
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22		SEK	62,000	8,097,992
Covered Bonds, MTN
1.500%	12/15/21		SEK	10,000	1,165,824
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.275%(c)	04/06/20			1,600	1,603,839
State Street Corp.,
Jr. Sub. Notes
5.250%	12/29/49			1,280	1,314,880
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.703%(c)	01/17/20			2,645	2,644,945
Gtd. Notes
2.450%	01/16/20			2,825	2,792,812
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19			1,000	994,609
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.510%, 144A
2.824%(c)	03/06/19			2,500	2,504,243
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22		SEK	141,000	16,280,390
2.000%	06/17/26		SEK	35,000	4,115,954
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21		SEK	35,000	4,017,324
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21			1,400	1,369,145
2.500%	01/18/23	(a)		3,100	3,034,718
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
2.901%(c)	06/08/20			5,100	5,113,974
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20			2,200	2,154,660
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320%, 144A
2.639%(c)	12/07/18			1,800	1,801,458
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22			2,900	2,793,850
2.859%	08/15/23			1,620	1,550,527
4.253%	03/23/28			1,500	1,490,365
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.589%(c)	10/31/23	(a)		1,600	1,632,398

					327,575,166

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21			900	887,596

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Beverages (continued)
4.700%	02/01/36		2,115	$2,143,652
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21		860	860,760
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21		600	575,357

				4,467,365

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		726	717,864
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	931,277

				1,649,141

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		300	289,036
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48		300	281,423
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		600	601,500

				1,171,959

Chemicals — 0.2%
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23		1,605	1,817,663
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,085,475
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,508,703
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20	(a)	2,750	2,733,556
3.800%	03/15/25		1,338	1,321,954
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		180	166,406
5.750%	04/15/24		2,270	2,452,175
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	162,060
5.250%	01/15/45		1,220	1,262,707
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25		425	408,798
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20		400	398,548
3.933%	04/23/21		600	598,479

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
					$13,916,524

Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21			700	670,577
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.903%(c)	08/04/20			5,200	5,210,867
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20			740	730,746
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19			1,500	1,483,159
3.300%	12/01/26			2,670	2,509,913
4.500%	02/15/45			625	589,168
Moody’s Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%
2.671%(c)	09/04/18			2,380	2,380,566
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)		1,450	1,424,770
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28			700	648,165
5.500%	05/15/27			450	436,500
5.875%	09/15/26			225	227,250

					16,311,681

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			1,255	1,258,160
4.420%	06/15/21			1,750	1,775,589
5.450%	06/15/23			2,500	2,616,593
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18			231	231,335
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22			1,000	976,275

					6,857,952

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19			1,550	1,559,240
4.625%	10/30/20			800	815,049
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20			200	213,750
Sr. Unsec’d. Notes
3.250%	11/05/18			100	100,000
4.125%	03/30/20	(a)		300	300,375
4.250%	04/15/21			200	200,000
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24		GBP	375	457,788
BOC Aviation Ltd. (Singapore),

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Sr. Unsec’d. Notes, MTN, 144A
2.750%	09/18/22		1,600	$1,520,818
3.500%	09/18/27		500	458,765
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	5,784	915,060
2.500%	10/01/47	DKK	9	1,434
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		925	954,298
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		1,270	1,293,657
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
10.459%(s)	10/08/20	EUR	2,285	2,491,643
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,220,877
Sr. Unsec’d. Notes
5.875%	04/01/19		100	102,047
6.250%	05/15/19		1,600	1,640,434
8.250%	12/15/20		600	660,451
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24	EUR	600	655,227
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)
2.851%	12/23/24		200	6,100
2.907%	11/16/24		400	12,400
5.625%	01/24/13		1,700	51,850
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	400	482,302
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	101,500
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		1,200	1,206,000
5.500%	01/15/19		2,800	2,822,400
8.000%	03/25/20		900	949,500
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	61,170	9,691,162
2.500%	10/01/47	DKK	2	369
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21		500	497,152
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	382,179
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		1,158	1,239,310
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		2,589	2,770,222
Synchrony Financial,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Sr. Unsec’d. Notes
2.700%	02/03/20		2,980	$2,948,579

				40,721,938

Electric — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		500	487,786
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,194,375
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	441,229
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	956,065
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.739%(c)	06/25/21		200	200,178
2.741%(c)	06/25/21		300	300,267
ContourGlobal Power Holdings SA (Bulgaria),
Sr. Sec’d. Notes, 144A
5.125%	06/15/21	EUR	1,300	1,532,989
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,342,225
Sr. Unsec’d. Notes
2.850%	08/15/26		405	366,738
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%, 144A
2.930%(c)	05/15/20		2,100	2,102,163
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,247,431
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
2.830%(c)	05/14/21		5,100	5,098,535
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20		200	196,174
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		785	739,126
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		245	232,775
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		1,250	1,123,216
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		3,850	3,972,426
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,726,260
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25		780	750,839
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20		500	495,549

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Electric (continued)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20			795	$791,738
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28			600	576,995
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.315%
2.636%(c)	09/03/19			3,340	3,346,410
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20			250	266,854
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/27	(a)		1,945	1,757,308
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43			910	1,000,567
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21			865	855,341
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20			945	931,879
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.791%(c)	03/15/21			2,400	2,401,053
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21			1,000	968,664
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
2.875%(c)	12/20/20			2,000	2,001,134
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47			1,335	1,229,155
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24			1,700	1,812,625

					43,446,069

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20		EUR	900	1,062,073

Entertainment — 0.0%
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47		GBP	225	298,396
4.875%	02/28/47		GBP	125	165,365

					463,761

Foods — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25			500	442,500
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21			1,600	1,593,387

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
3.650%	03/15/23(a)	3,100	$3,043,807
4.250%	04/15/21	200	203,189
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21	1,700	1,625,160
General Mills, Inc.,
Sr. Unsec’d. Notes
3.700%	10/17/23	200	197,962
4.000%	04/17/25	100	98,483
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.893%(c)	04/16/21	200	200,297
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	2,050	1,906,500
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	1,285	1,157,173
4.375%	06/01/46	375	324,414
5.000%	07/15/35	700	689,576
5.375%	02/10/20	900	930,759
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47(a)	260	236,477
Sr. Unsec’d. Notes, GMTN
1.500%	09/30/19	200	196,383
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	1,200	1,144,870
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	190	196,400

			14,187,337

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25	1,820	1,811,782
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	1,410	1,366,794

			3,178,576

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24	700	688,625
5.875%	08/20/26(a)	700	682,500
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	400	396,352
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	06/15/21	3,400	3,398,066
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	350	342,928

			5,508,471

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21			2,600	$2,559,112
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19			1,100	1,091,750
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/20			2,500	2,604,601
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20			3,300	3,268,010
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.076%(c)	03/19/21			200	200,337

					9,723,810

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24			1,000	971,400
6.750%	12/15/37			1,410	1,783,612
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24		EUR	665	808,205
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)		1,480	754,800
Sec’d. Notes, 144A
8.125%	06/30/24			165	136,022
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25			2,400	2,256,731
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21			5,000	5,187,500
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26			375	378,281
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20			270	267,847
3.200%	02/01/22			1,225	1,211,812
4.625%	11/15/20			550	565,518
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45			350	350,091
4.763%	08/01/2116			675	696,686
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20			1,040	1,026,442
3.450%	06/01/26			285	271,044
3.500%	03/30/25			1,650	1,588,247
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21			1,450	1,469,756
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25			675	641,672
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#			Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
5.500%	03/01/19	(a)		1,500		$1,515,000

						21,880,666

Holding Companies-Diversified — 0.1%
Co-operative Group Holdings Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20		GBP	1,500		2,139,478
7.500%	07/08/26		GBP	2,000		3,165,417

						5,304,895

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20			1,500		1,518,750
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21			2,200		2,268,288
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26			1,500		1,485,000
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22			2,000		2,037,500

						7,309,538

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26			650		628,875

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
2.895%(c)	06/24/22			900		898,090
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	1,250		1,425,913

						2,324,003

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19			2,050		2,042,451
4.200%	04/01/26			145		140,078
5.500%	04/01/46			310		302,155

						2,484,684

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28			700		698,203
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20			—	(r)	109
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 3 Month LIBOR + 5.000%, 144A
7.337%(c)	02/12/23			—	(r)	376
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26			4,855		4,698,563
Arch Capital Group US, Inc.,

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Insurance (continued)
Gtd. Notes
5.144%	11/01/43		660	$697,754
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,278,314
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	834,131
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780	1,779,976
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360	3,302,733
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%	04/26/48		400	403,500
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		255	317,077
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		570	567,777
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,610,598
Wand Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/23		950	964,250

				17,153,361

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18		3,900	3,900,831
eBay, Inc.,
Sr. Unsec’d. Notes
2.875%	08/01/21		1,000	984,432
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	1,700	1,945,557
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
3.595%	01/19/28		300	283,806

				7,114,626

Iron/Steel — 0.0%
Bao-Trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18		900	900,406
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		268	290,244

				1,190,650

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,525	2,600,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc. (Japan),
Gtd. Notes
2.118%	09/11/20			300	$292,907

Machinery-Diversified — 0.0%
CNH Industrial Capital LLC,
Gtd. Notes
3.375%	07/15/19			400	400,320
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.622%(c)	06/22/20			2,400	2,405,057

					2,805,377

Media — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			1,500	1,466,550
Altice SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22	(a)	EUR	1,500	1,760,461
Gtd. Notes, 144A
7.750%	05/15/22	(a)		5,100	4,934,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23			2,425	2,393,960
5.375%	05/01/25			1,500	1,451,250
5.875%	04/01/24			800	802,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			800	795,000
7.500%	04/01/28	(a)		1,525	1,543,605
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20			2,650	2,646,635
4.464%	07/23/22			7,700	7,794,609
5.375%	05/01/47			300	272,429
6.384%	10/23/35			790	825,555
6.484%	10/23/45			955	1,006,604
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			2,700	2,557,892
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			285	274,413
5.200%	09/20/47			375	363,729
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19			400	415,000
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26			2,100	1,887,823
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	1,000	1,221,403
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	(a)		925	854,469

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.000%	04/15/27	GBP	1,100	$1,415,558

				36,683,195

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	412,150
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25		10,000	10,211,800
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		825	877,908
6.750%	04/16/40		500	574,586

				12,076,444

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
5.500%	01/08/20		1,500	1,554,825
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	1,386,571
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.903%(c)	11/10/20		1,290	1,290,370

				4,231,766

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		3,605	3,469,236
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	389,756
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,888,822

				5,747,814

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,200	1,201,080
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,148	1,124,275

				2,325,355

Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		1,200	1,486,422
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		900	881,099
CNPC General Capital Ltd. (China),

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Gtd. Notes
2.750%	05/14/19			1,300	$1,294,337
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47			170	171,383
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	(a)		500	497,070
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			500	539,337
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45			1,950	1,849,478
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22			770	775,390
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22			1,530	1,622,565
Sr. Unsec’d. Notes, MTN
4.625%	10/15/18		EUR	270	318,313
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25			1,610	1,662,344
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22			1,335	1,312,305
4.750%	04/19/27			200	195,025
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			1,275	1,446,664
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44			1,000	999,364
5.250%	11/15/43			750	763,050
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21			1,557	1,463,893
Sr. Sec’d. Notes, Cash coupon 6.350% or PIK N/A, 144A
7.350%	12/01/26			2,723	1,334,884
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22			447	401,927
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK NA, 144A
7.720%	12/01/26			1,440	374,482
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29			650	571,435
6.125%	01/17/22	(a)		487	495,279
7.375%	01/17/27			3,865	3,860,169
8.375%	05/23/21			629	683,409
Gtd. Notes, 144A
5.299%	01/27/25			2,549	2,355,276
5.299%	01/27/25			600	554,400
5.999%	01/27/28			4,945	4,475,225
Sr. Unsec’d. Notes
8.375%	12/10/18			300	305,553

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22		375	$384,563
5.500%	01/21/21		1,310	1,348,632
6.375%	01/23/45		773	711,933
6.500%	03/13/27		14,280	14,642,998
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	314,431
Gtd. Notes, MTN
6.750%	09/21/47		1,970	1,857,513
6.875%	08/04/26		650	683,150
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
9.750%	01/06/27		1,892	2,033,463
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,800	1,748,160
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		900	914,850

				57,329,771

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
1.000%(s)	12/01/26		1,696	20,858

Packaging & Containers — 0.0%
WestRock Co.,
Gtd. Notes, 144A
3.750%	03/15/25		500	490,188

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,400	1,355,911
4.500%	05/14/35		1,625	1,581,569
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,115	2,001,114
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,500	1,543,869
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	445,807
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		500	502,676
4.375%	12/15/28		900	901,712
Bayer US Finance LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.630%, 144A
2.965%(c)	06/25/21		500	500,702
Gtd. Notes, 3 Month LIBOR + 1.010%, 144A
3.345%(c)	12/15/23		700	699,964
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		800	769,033
2.750%	12/01/22		1,740	1,667,658
3.350%	03/09/21		300	299,670
3.700%	03/09/23		700	696,450
4.100%	03/25/25		1,000	994,701

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
4.300%	03/25/28			1,100	$1,085,050
4.780%	03/25/38			400	393,428
5.050%	03/25/48			410	417,256
5.125%	07/20/45			380	385,046
5.300%	12/05/43			500	522,478
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26			3,540	3,514,338
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21			1,500	1,551,970
Mylan NV,
Gtd. Notes
3.150%	06/15/21			500	494,510
3.950%	06/15/26	(a)		1,690	1,613,942
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23			600	576,174
Nidda Healthcare Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24		EUR	400	440,261
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19			2,500	2,460,717
3.200%	09/23/26			3,545	3,248,598
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
3.250%	04/15/22		EUR	500	592,413
Teva Pharmaceutical Finance Netherlands IV BV (Israel),
Gtd. Notes
0.125%	07/27/18		CHF	600	605,574
Teva Pharmaceutical Finance V BV (Israel),
Gtd. Notes
1.500%	10/25/18		CHF	400	404,928

					32,267,519

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.500%	10/15/19			100	102,500
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26			1,555	1,510,160
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20			686	698,863
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.738%(c)	01/10/20			1,300	1,299,802
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.041%(c)	06/15/20			1,700	1,706,650
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20			300	303,425
6.000%	06/15/48	(a)		250	249,972
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20			100	103,930

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,020	$2,023,960
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		2,600	2,396,140
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		828	847,028
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/20		200	207,635
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	874,503
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,805,742
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28		400	380,430
5.200%	03/01/47		105	104,331
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		50	49,500
4.875%	08/15/27		200	197,500
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		300	302,637
4.950%	07/13/47		770	749,702
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	3,861,512
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.018%(c)	06/05/20		200	200,989
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		900	958,736
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		675	659,730
4.300%	03/04/24		2,275	2,283,139
4.850%	03/01/48		200	190,544
4.900%	01/15/45		287	274,171

				24,343,231

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	1,600	2,199,193
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	2,960,381
WEA Finance LLC (Australia),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,059,331

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Real Estate (continued)
					$7,218,905

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26		EUR	200	235,903
5.900%	11/01/21			300	320,865
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21			1,700	1,753,111
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24		EUR	700	801,112
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27			1,900	1,829,847
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24			200	192,004
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27			3,200	3,067,019
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27			1,550	1,480,250
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21			1,750	1,799,100
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
3.118%(c)	04/16/19			1,500	1,505,334
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24			2,750	2,705,705

					15,690,250

Retail — 0.1%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24			925	892,625
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.055%(c)	04/17/20			825	826,686
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		3,000	3,056,250
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35			220	229,264
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.759%(c)	10/28/21			3,500	3,513,802
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25			550	423,555
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19			500	499,420
5.125%	07/02/22			300	307,315

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Retail (continued)
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sr. Sec’d. Notes
6.542%	03/30/21		GBP	677	$941,692

					10,690,609

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes, EMTN
6.875%	12/31/49		GBP	500	673,680
Sr. Unsec’d. Notes, 144A
3.766%	03/08/24			2,500	2,448,041

					3,121,721

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27			1,690	1,598,490
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19			2,500	2,509,347
4.125%	11/01/21			600	610,453
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,425	1,435,688

					6,153,978

Software — 0.1%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23			2,325	2,421,674
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20			2,000	2,025,000
IQVIA, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24		EUR	1,150	1,345,259
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56			1,535	1,500,550
4.500%	02/06/57			740	803,293
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22			140	134,347
3.900%	08/21/27			100	92,338

					8,322,461

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.150%	09/04/36		EUR	1,000	1,169,249
3.400%	05/15/25			4,230	3,966,637
5.250%	03/01/37			125	122,944
Sr. Unsec’d. Notes, 144A
1.800%	09/05/26		EUR	1,000	1,173,404
5.150%	02/15/50	(a)		600	559,128
5.300%	08/15/58			200	186,204
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.975%(c)	06/01/21			6,200	6,227,968
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.298%(c)	07/15/21			2,000	2,019,037
BellSouth LLC,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
4.333%	04/26/21			4,700	$4,749,006
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.125%	03/11/23			220	217,351
Gtd. Notes, 144A
5.125%	03/11/23			400	395,183
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42			400	392,460
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22			300	291,315
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23			900	747,000
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23			300	297,111
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28			1,000	957,500
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			500	510,000
Sr. Unsec’d. Notes
7.000%	08/15/20			1,900	1,966,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			1,625	1,606,719
4.738%	09/20/29			500	496,150
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	`	GBP	800	1,100,643
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.134%	04/27/20			400	412,650
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26			1,600	1,650,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21			100	98,369
4.500%	08/10/33			950	919,963
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.443%(c)	05/15/25			5,000	4,994,323
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24			400	396,582
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23		EUR	650	637,620
3.125%	01/20/25		EUR	1,375	1,300,671

					39,561,687

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34			7,600	7,733,760

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Transportation (continued)
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	05/11/20		100	$98,819
2.650%	03/02/20		200	198,332

				8,030,911

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20		2,490	2,478,274
3.950%	03/10/25		2,800	2,767,346
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		500	482,158

				5,727,778

TOTAL CORPORATE BONDS (cost $930,362,190)				916,712,872

SOVEREIGN BONDS — 4.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,800	1,723,500
3.125%	10/11/27		1,900	1,768,140
Argentina Bocon (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
22.844%(c)	10/04/22	ARS	100	5,339
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
34.188%(c)	04/03/22	ARS	9,069	283,460
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
40.000%(c)	06/21/20	ARS	41,118	1,451,645
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%(cc)	12/31/38		10,700	6,066,900
3.375%	01/15/23	EUR	2,400	2,536,465
4.625%	01/11/23		1,475	1,298,752
5.875%	01/11/28		800	650,000
6.875%	04/22/21		1,130	1,113,050
6.875%	01/26/27		2,100	1,848,000
6.875%	01/11/48		450	336,830
7.820%	12/31/33	EUR	2,615	3,030,970
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	2,650	2,280,836
3.000%	09/20/25	AUD	3,120	3,273,269
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	491,324
4.950%	02/11/20	EUR	5,000	6,167,182
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	3,962,368

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	$2,317,249
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,095	1,045,725
Bundesobligation (Germany),
Bonds
0.000%	04/17/20	EUR	3,700	4,374,474
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	1,200	1,828,068
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	368,906
5.625%	02/26/44		2,900	3,081,250
11.750%	02/25/20		250	283,750
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
3.750%	07/26/23	EUR	330	423,719
4.250%	11/04/25	EUR	250	332,490
Unsec’d. Notes, EMTN
2.750%	06/27/24	EUR	100	122,457
3.875%	05/06/22	EUR	260	332,641
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	1,077,990
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		7,000	6,946,240
7.500%	05/06/21		1,060	1,109,820
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		2,150	2,251,050
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		4,000	3,746,800
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		475	436,630
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	1,966,038
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/16/26	EUR	865	926,811
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	3,077,250
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47	EUR	800	892,854
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,276,500
French Republic Government Bond OAT (France),
Bonds, TIPS
0.100%	03/01/25	EUR	2,330	3,046,110
0.250%	07/25/24	EUR	1,070	1,443,493
1.850%	07/25/27	EUR	2,030	3,325,828
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes
5.750%	06/06/22		4,000	4,144,400

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/30	EUR	600	$653,203
3.000%(cc)	02/24/32	EUR	90	94,346
3.000%(cc)	02/24/33	EUR	100	104,753
3.000%(cc)	02/24/34	EUR	510	529,352
3.000%(cc)	02/24/37	EUR	1,200	1,233,914
3.500%	01/30/23	EUR	4,035	4,793,475
4.200%	01/30/42	EUR	1,390	1,483,385
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	395,386
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,044,153
6.375%	03/29/21		2,280	2,435,145
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
3.835%	12/13/27		700	652,346
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,125	1,412,730
4.350%	01/11/48		5,200	4,661,727
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	1,883,640
Sr. Unsec’d. Notes, MTN
2.625%	06/14/23	EUR	12,900	15,673,550
2.875%	07/08/21	EUR	600	743,410
3.750%	06/14/28	EUR	875	1,127,810
4.750%	07/18/47		9,600	9,065,501
Iraq International Bond (Iraq),
Unsec’d. Notes, 144A
5.800%	01/15/28		350	313,461
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		900	868,820
4.125%	01/17/48		1,200	1,133,621
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	8,900	9,948,489
2.000%	12/01/25	EUR	7,600	8,676,484
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	1,170	1,529,212
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,100	3,283,934
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		625	677,746
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	05/29/19		600	595,091
2.000%	11/04/21		1,800	1,737,750
2.125%	06/01/20		400	393,778
2.125%	07/21/20		400	393,199
2.250%	02/24/20		800	792,181
2.375%	07/21/22		2,000	1,941,577
2.375%	11/16/22		1,100	1,063,833
2.500%	06/01/22		200	195,001

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/08/20		2,000	$1,955,082
2.625%	04/20/22		5,300	5,170,936
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45		3,000	3,531,060
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,100	1,070,762
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		3,000	2,921,700
3.500%	03/20/27		1,300	1,265,446
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		1,700	1,818,150
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	10,752	546,688
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	03/15/15	EUR	3,800	4,019,397
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		5,000	4,922,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		600	556,733
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	3,935,123
2.500%	09/20/35	NZD	1,700	1,312,562
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	3,920,000
Sr. Unsec’d. Notes, MTN
6.500%	11/28/27		1,600	1,486,835
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		3,000	2,823,749
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,275,037
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,457,492
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		7,150	7,400,636
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	1,870	2,593,882
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		685	683,743
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	282,862
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		800	780,115

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
2.500%	09/10/21		225	$221,302
4.000%	10/07/19		600	609,616
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	5,858,432
3.450%	06/02/45	CAD	3,000	2,463,119
3.500%	06/02/24	CAD	3,000	2,390,553
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	203,806
Notes
4.250%	12/01/21	CAD	1,100	889,145
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,184,600
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,269,801
3.750%	09/01/24	CAD	1,600	1,295,822
Unsec’d. Notes, MTN
7.295%	07/22/26		2,400	2,990,136
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	269,294
9.950%	06/09/21		1,450	1,494,950
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		1,400	1,432,550
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		8,000	7,994,176
4.500%	04/23/28		3,700	3,734,003
5.103%	04/23/48		1,410	1,405,714
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	4,100	3,088,894
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
2.375%	10/26/21		400	384,079
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		11,500	11,061,896
3.625%	03/04/28		3,000	2,852,640
4.000%	04/17/25		4,500	4,477,770
4.500%	04/17/30		2,700	2,696,852
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	425	462,368
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19		6,400	6,443,520
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	3,072,777
5.875%	09/16/25		905	928,892
Spain Government Bond (Spain),
Bonds, 144A
3.800%	04/30/24	EUR	2,000	2,762,462
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	9,100	11,549,394
2.900%	10/31/46	EUR	300	382,041
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	308,011

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		7,000	$6,876,597
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	3,200	4,767,525
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	982,131
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	582,063
3.250%	06/01/23		600	599,906
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.125%	02/17/28		2,000	1,760,560
5.625%	03/30/21		1,500	1,491,045
7.000%	06/05/20		600	614,197
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22		8,500	8,298,312
7.750%	09/01/23		1,000	962,400
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	6,000	7,484,654
3.250%	01/22/44	GBP	6,900	11,876,757
3.500%	01/22/45	GBP	2,300	4,149,908
4.250%	12/07/27	GBP	600	999,966
4.250%	06/07/32	GBP	500	880,568
4.250%	03/07/36	GBP	400	736,075
4.250%	12/07/40	GBP	3,100	5,997,419
4.500%	09/07/34	GBP	200	370,987
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/26	GBP	3,718	6,140,672
0.125%	03/22/46	GBP	31	70,205
0.125%	08/10/48	GBP	240	528,683
0.125%	11/22/56	GBP	399	1,039,579
0.125%	11/22/65	GBP	266	826,484
1.875%	11/22/22	GBP	490	1,039,305
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		410	397,700
5.100%	06/18/50		4,000	3,932,000

TOTAL SOVEREIGN BONDS (cost $411,636,195)				394,313,379

MUNICIPAL BONDS — 0.2%
California — 0.1%
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,176,659
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40		3,000	4,511,910
7.625%	03/01/40		200	294,968

				5,983,537

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	1,796	$2,247,604

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	600	780,732
State of Illinois,
General Obligation Unlimited
5.000%	11/01/22	2,440	2,579,666

			3,360,398

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,996,770
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	565,857
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,248,280

			6,810,907

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	800	1,295,328

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	400	399,124

West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds
10.067%(s)	06/01/47	5,100	313,242

TOTAL MUNICIPAL BONDS (cost $19,560,870)			20,410,140

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
4.069%(cc)	09/25/35	109	102,563
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	9	8,121
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040%
3.076%(c)	11/25/35	13	11,780
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500%
2.536%(c)	11/25/35	13	11,627
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.558%(c)	12/25/35	199	180,853
Series 2005- 76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.558%(c)	02/25/36		14	$12,733
Series 2005-81, Class A1, 1 Month LIBOR + 0.280%
2.371%(c)	02/25/37		1,353	1,218,171
Series 2005-82, Class A1, 1 Month LIBOR + 0.270%
2.361%(c)	02/25/36		3,147	2,748,252
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
2.361%(c)	08/25/35		1,779	1,242,284
Series 2006-2CB, Class A14
5.500%	03/25/36		30	23,450
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,126	625,044
Series 2006-OA2, Class A5, 1 Month LIBOR + 0.230%
2.314%(c)	05/20/46		1,545	1,224,770
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190%
2.281%(c)	09/25/46		69	62,920
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.264%(c)	02/20/47		1,978	1,620,722
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160%
2.251%(c)	02/25/47		116	112,264
Series 2007-16CB, Class 5A1
6.250%	08/25/37		28	23,674
American Home Mortgage Assets Trust, Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
2.258%(c)	02/25/47		1,708	1,109,858
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
2.281%(c)	03/27/36		2,499	2,446,655
Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A
2.221%(c)	02/27/37		2,781	2,732,402
Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A
2.261%(c)	05/27/36		2,331	2,303,471
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%	10/25/36		22	20,500
Series 2006-J, Class 4A1
4.046%(cc)	01/20/47		711	682,162
Series 2015-R2, Class 5A1, 1 Month LIBOR + 0.165%, 144A
2.256%(c)	09/29/36		2,706	2,652,441
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30		897	889,959
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.405%(cc)	06/25/35		36	34,132
Series 2005-H, Class 2A1
3.568%(cc)	09/25/35		16	15,537
Series 2005-H, Class 2A5
3.568%(cc)	09/25/35		191	185,320
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A, 3 Month EURIBOR + 0.110%
0.000%(c)	10/25/37	EUR	293	340,355
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
35.758%(cc)	04/26/37		25	6,258

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2011-RR4, Class 8A2, 144A
10.363%(cc)	02/26/36		1,132	$528,273
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		171	174,831
Series 2011-RR5, Class 12A2, 144A
4.955%(cc)	03/26/37		896	643,930
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
4.118%(cc)	08/25/33		6	5,517
Series 2003-9, Class 2A1
3.832%(cc)	02/25/34		51	51,959
Series 2004-2, Class 22A
4.099%(cc)	05/25/34		10	9,563
Series 2004-10, Class 13A1
3.624%(cc)	01/25/35		60	59,518
Series 2004-10, Class 22A1
3.850%(cc)	01/25/35		37	36,359
Series 2005-1, Class 2A1
3.616%(cc)	03/25/35		24	23,293
Series 2005-4, Class 3A1
3.663%(cc)	08/25/35		377	347,087
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
3.791%(cc)	09/25/35		154	126,085
Series 2005-9, Class 24A1
3.882%(cc)	11/25/35		89	77,629
Series 2005-10, Class 24A1
3.774%(cc)	01/25/36		152	150,768
Series 2006-2, Class 23A1
3.785%(cc)	03/25/36		174	148,972
Series 2006-4, Class 21A1
3.769%(cc)	08/25/36		148	113,398
Series 2006-5, Class 2A2
3.737%(cc)	08/25/36		226	154,631
Series 2006-6, Class 32A1
3.590%(cc)	11/25/36		351	296,339
Series 2006-8, Class 3A1, 1 Month LIBOR + 0.160%
2.251%(c)	02/25/34		62	61,500
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1, 1 Month LIBOR + 0.160%
2.251%(c)	12/25/46		2,271	2,120,970
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.664%(cc)	01/26/36		905	798,187
Series 2007-R6, Class 2A1
3.104%(cc)	12/26/46		574	523,073
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
3.791%(c)	10/25/27		584	586,884
Berica ABS Srl (Italy),
Series 2011-1, Class A1, 3 Month EURIBOR + 0.300% (Cap N/A, Floor 0.000%)
0.000%(c)	12/31/55	EUR	197	230,095
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.428%(cc)	07/25/37		124	110,390

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust,
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	1,473	$1,443,051
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65	2,869	2,864,795
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.889%(cc)	03/25/34	29	29,185
Series 2005-10, Class 1A2A
3.854%(cc)	12/25/35	43	32,407
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
3.630%(c)	10/25/35	605	612,950
Series 2011-12, Class 3A2, 144A
3.466%(cc)	09/25/47	686	646,832
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.679%(cc)	08/25/34	51	48,101
Series 2004-12, Class 12A1
3.730%(cc)	08/25/34	126	122,778
Series 2004-22, Class A3
3.519%(cc)	11/25/34	700	697,508
Series 2004-HYB5, Class 2A1
3.480%(cc)	04/20/35	26	25,851
Series 2005-2, Class 1A1, 1 Month LIBOR + 0.640%
2.731%(c)	03/25/35	482	419,352
Series 2005-9, Class 1A1, 1 Month LIBOR + 0.600%
2.691%(c)	05/25/35	545	502,313
Series 2005-HYB6, Class 5A1
3.381%(cc)	10/20/35	86	76,078
Series 2005-HYB9, Class 5A1, 12 Month LIBOR + 1.750%
3.537%(c)	02/20/36	224	204,537
Series 2007-17, Class 2A1
6.500%	10/25/37	2,245	1,771,682
Series 2007-18, Class 1A1
6.000%	11/25/37	165	142,041
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
3.962%(cc)	08/25/33	1	1,459
CSFB Mortgage-Backed Trust,
Series 2004-AR6, Class 9A2, 1 Month LIBOR + 0.740%
2.831%(c)	10/25/34	27	26,939
CSMC Mortgage-Backed Trust,
Series 2007-3, Class 1A6A
5.579%(cc)	04/25/37	208	107,274
CSMC Trust,
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38	1,057	1,051,229
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18	21	20,870
Series 2007-AR2, Class A1, 1 Month LIBOR + 0.150%
2.241%(c)	03/25/37	1,359	1,231,413
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1, 1 Month LIBOR + 0.100%
2.191%(c)	10/25/36	7	5,780
Series 2006-AB4, Class A6A2
5.886%	10/25/36	56	53,187

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.831%(c)	06/15/40	GBP	981	$1,250,513
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.785%(c)	12/10/44	GBP	924	1,208,957
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.577%(c)	06/13/45	GBP	577	761,312
Series 2007-3X, Class A3C, 3 Month GBP LIBOR + 0.950%
1.577%(c)	06/13/45	GBP	192	252,493
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29		720	726,042
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		79	82,208
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.087%(c)	12/25/36		48	47,568
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
2.771%(c)	02/25/41		144	146,308
Series 2015-87, Class BF, 1 Month LIBOR + 0.300%
2.391%(c)	12/25/45		1,927	1,930,013
F-E Mortgages Srl (Italy),
Series 1, Class A1, 3 Month EURIBOR + 0.330%
0.009%(c)	12/15/43	EUR	638	744,281
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
3.330%(cc)	03/25/35		419	347,505
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR1, Class 1A1
4.039%(cc)	05/25/37		319	267,039
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		110	122,162
Freddie Mac REMICS,
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.257%(c)	07/15/44		1,385	1,381,083
Series 2906, Class GZ
5.000%	09/15/34		353	375,152
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.523%(c)	08/15/33		45	45,027
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.523%(c)	09/15/42		747	752,638
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
6.641%(c)	10/25/24		266	294,734
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.391%(c)	10/25/27		3,190	3,563,120
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	11/25/28		743	760,191
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.441%(c)	03/25/29		740	750,987

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650%
2.567%(c)	01/20/64	1,444	$1,455,626
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500%
2.417%(c)	07/20/64	2,540	2,549,032
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
2.597%(c)	08/20/61	871	873,549
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
2.917%(c)	01/20/66	2,343	2,397,171
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.247%(c)	04/20/67	7,056	7,275,416
GreenPoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.099%(cc)	10/25/33	217	216,003
GreenPoint MTA Trust,
Series 2005-AR3, Class 1A1, 1 Month LIBOR + 0.240%
2.331%(c)	08/25/45	1,681	1,569,382
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A
2.231%(c)	01/26/37	1,757	1,729,916
Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A
2.231%(c)	01/26/37	1,300	1,239,860
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
3.630%(c)	03/25/33	6	6,411
Series 2005-AR1, Class 1A1
3.776%(cc)	01/25/35	14	13,856
Series 2005-AR2, Class 2A1
3.845%(cc)	04/25/35	151	152,885
Series 2005-AR3, Class 6A1
3.837%(cc)	05/25/35	221	214,597
Series 2006-AR1, Class 2A1
3.729%(cc)	01/25/36	102	101,075
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
3.631%(cc)	04/19/34	59	58,721
Series 2005-2, Class 2A1A, 1 Month LIBOR + 0.440%
2.525%(c)	05/19/35	479	460,336
Series 2005-4, Class 3A1
4.056%(cc)	07/19/35	28	24,515
Series 2005-9, Class 2A1A, 1 Month LIBOR + 0.340%
2.424%(c)	06/20/35	1,680	1,646,054
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
2.684%(c)	06/20/35	1,052	1,043,476
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310%
2.395%(c)	11/19/35	523	491,947
Series 2006-5, Class 2A1A, 1 Month LIBOR + 0.180%
2.265%(c)	07/19/46	95	62,137
HomeBanc Mortgage Trust,
Series 2005-4, Class A2, 1 Month LIBOR + 0.330%
2.421%(c)	10/25/35	125	125,005
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.251%(c)	03/25/37	1,664	1,517,905

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.972%(cc)	11/25/35		25	$24,002
Series 2007-AR1, Class 1A2
3.734%(cc)	03/25/37		870	843,766
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840%
2.931%(c)	05/25/34		693	639,705
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480%
2.571%(c)	07/25/35		57	54,459
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310%
2.401%(c)	10/25/36		1,276	994,900
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.281%(c)	09/25/46		243	224,223
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
3.689%(cc)	11/25/33		5	5,454
Series 2005-A2, Class 7CB1
3.784%(cc)	04/25/35		43	43,488
Series 2005-A6, Class 2A1
3.786%(cc)	08/25/35		27	26,779
Series 2005-ALT1, Class 3A1
3.363%(cc)	10/25/35		75	66,607
Series 2006-A1, Class 3A2
3.646%(cc)	02/25/36		30	25,212
Series 2006-A7, Class 2A2
3.613%(cc)	01/25/37		1,040	983,861
Series 2007-A1, Class 1A1
3.936%(cc)	07/25/35		25	25,240
Series 2007-S3, Class 1A90
7.000%	08/25/37		226	196,175
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
2.506%(c)	06/14/40		2,854	2,793,587
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%
2.296%(c)	08/25/46		2,385	2,290,834
Series 2007-4N, Class 1A2A, 1 Month LIBOR + 0.160%
2.251%(c)	03/25/47		1,325	1,293,615
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180%
2.140%(c)	07/25/37		1,560	1,570,474
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
0.040%(c)	05/01/22		2,203	2,204,593
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
3.732%(c)	09/01/22		1,186	1,189,601
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
0.036%(c)	11/01/22		956	960,178
Series 2017-9, Class A, 1 Month LIBOR + 1.550%, 144A
3.642%(c)	12/01/22		324	322,872
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month EURIBOR + 0.160%
0.000%(c)	01/01/61	EUR	3,405	3,814,546
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.281%(c)	12/15/49	GBP	1,845	2,416,678

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
3.603%(cc)	12/25/33		57	$55,589
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.908%(cc)	02/25/33		56	54,245
Series 2005-2, Class 1A, 6 Month LIBOR + 1.250%
3.717%(c)	10/25/35		29	29,616
Series 2005-2, Class 2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
3.480%(c)	10/25/35		215	217,263
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
3.753%(cc)	06/25/36		87	89,420
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
2.591%(c)	09/25/37		3,000	2,860,064
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.475%(c)	10/07/20		138	138,641
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
2.585%(c)	12/08/20		157	157,223
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
2.585%(c)	12/08/20		1,222	1,229,153
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB, 3 Month EURIBOR + 0.230%
0.000%(c)	12/01/50	EUR	588	650,228
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.777%(c)	12/01/50	GBP	3,200	3,973,956
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.761%(c)	12/15/50	GBP	684	896,508
Series 2007-3X, Class A2B, 3 Month EURIBOR + 0.600%
0.279%(c)	12/15/50	EUR	2,174	2,516,436
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.631%(c)	12/15/50	GBP	1,114	1,454,095
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
1.881%(c)	12/15/50	GBP	278	355,819
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
2.741%(c)	06/25/57		350	350,748
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
4.027%(cc)	08/25/33		35	35,510
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 1 Month LIBOR + 0.420%, 144A
2.380%(c)	11/25/34		1,319	1,184,864
Series 2006-R1, Class AF1, 1 Month LIBOR + 0.340%, 144A
2.431%(c)	01/25/36		1,469	1,440,880
Residential Accredit Loans, Inc. Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		90	87,146
Series 2006-QO6, Class A1, 1 Month LIBOR + 0.180%
2.271%(c)	06/25/46		596	259,286
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.241%(c)	02/25/47		1,843	1,167,653

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust,
Series 2005-A4, Class A1, 1 Month LIBOR + 0.450%
2.541%(c)	04/25/35		246	$197,605
Residential Funding Mortgage Securities I Trust,
Series 2005-SA4, Class 1A21
3.863%(cc)	09/25/35		260	220,162
Series 2006-SA1, Class 2A1
4.586%(cc)	02/25/36		60	54,698
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.791%(c)	12/15/43	GBP	1,544	1,966,583
Series 2007-1X, Class M1B, 3 Month GBP LIBOR + 0.220%
0.851%(c)	12/15/43	GBP	747	929,535
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.775%(c)	06/12/44	GBP	2,207	2,817,647
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.284%(c)	07/20/36		101	96,560
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.756%(cc)	02/25/34		108	108,171
Series 2004-4, Class 3A2
3.915%(cc)	04/25/34		13	13,557
Series 2004-18, Class 3A1
4.144%(cc)	12/25/34		3,138	3,064,471
Series 2004-18, Class 5A
4.177%(cc)	12/25/34		10	9,521
Series 2005-1, Class 2A
3.834%(cc)	02/25/35		2,585	2,571,223
Series 2005-18, Class 6A1
3.763%(cc)	09/25/35		312	279,965
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1, 1 Month LIBOR + 0.660%
2.745%(c)	10/19/34		8	7,559
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.335%(c)	07/19/35		106	103,380
Series 2006-AR3, Class 12A1, 1 Month LIBOR + 0.220%
2.311%(c)	05/25/36		153	139,116
Series 2006-AR7, Class A10, 1 Month LIBOR + 0.200%
2.291%(c)	08/25/36		1,297	1,498,345
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
2.211%(c)	08/25/36		2,489	2,262,919
Series 2007-AR4, Class A3, 1 Month LIBOR + 0.220%
2.311%(c)	09/25/47		532	500,830
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF4, Class 1A1, 1 Month LIBOR + 0.290%, 144A
2.381%(c)	10/25/36		1,141	1,014,573
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%	09/25/36		284	27,805
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
4.020%(c)	06/25/47		82	74,854

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.936%(c)	07/15/51	GBP	985	$1,313,032
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
3.855%(cc)	03/20/37		143	139,005
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-2, Class 1A3, 1 Month LIBOR + 0.450%
2.541%(c)	04/25/35		707	589,349
Series 2005-AR10, Class 3A1
3.847%(cc)	08/25/35		7	6,119
Series 2005-AR16, Class 1A3
3.398%(cc)	12/25/35		453	454,834
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
2.758%(c)	11/25/42		1	1,265
Series 2006-1, Class 2CB2
7.000%	02/25/36		1,520	1,250,238
Series 2006-AR2, Class 2A1
3.305%(cc)	03/25/36		211	194,276
Series 2006-AR5, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940%
2.498%(c)	07/25/46		41	29,532
Series 2006-AR5, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980%
2.538%(c)	06/25/46		41	41,002
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.395%(c)	07/25/46		234	228,137
Series 2006-AR10, Class 1A2
3.321%(cc)	09/25/36		48	46,926
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.395%(c)	10/25/46		22	21,264
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.395%(c)	11/25/46		76	74,534
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730%
2.288%(c)	01/25/47		126	125,707
Series 2007-HY1, Class 3A3
3.389%(cc)	02/25/37		4,379	4,241,574
Series 2007-OA3, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750%
2.308%(c)	02/25/47		589	529,993
Series 2007-OA3, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770%
2.328%(c)	04/25/47		4,657	4,159,613
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
3.988%(cc)	09/25/34		20	20,745
Series 2005-AR4, Class 1A3
4.003%(cc)	04/25/35		1,060	1,076,738
Series 2006-AR2, Class 2A1
3.822%(cc)	03/25/36		211	214,328
Series 2006-AR2, Class 2A3
3.822%(cc)	03/25/36		151	152,378

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AR6, Class 3A1
3.768%(cc)	03/25/36		98	$94,930
Series 2006-AR8, Class 3A1
3.773%(cc)	04/25/36		67	66,942
Series 2006-AR10, Class 5A6
4.278%(cc)	07/25/36		366	370,439

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $154,153,692)				158,816,520

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625%
3.500%(c)	03/01/35		5	4,862
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	(k)	820	1,097,460
6.750%	03/15/31	(k)	600	819,194
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
2.664%(c)	11/01/42		52	51,739
2.664%(c)	03/01/44		34	34,831
Federal National Mortgage Assoc.
3.500%	TBA		27,000	26,839,242
3.500%	TBA		48,560	48,270,874
3.500%	TBA		50,200	49,963,859
3.500%	TBA		18,800	18,711,565
3.500%	TBA		1,000	1,011,953
4.000%	TBA		34,300	34,919,338
4.000%	TBA		19,000	19,313,386
4.000%	TBA		36,500	37,102,031
4.000%	TBA		11,000	11,198,621
4.295%	06/01/21		2,781	2,870,703
6.250%	05/15/29	(k)	1,080	1,387,200
6.625%	11/15/30	(k)	515	690,780
7.125%	01/15/30	(k)	765	1,053,439

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $254,783,525)				255,341,077

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds
1.875%	02/28/22		9,200	8,943,406
2.500%	05/15/46	(k)	1,260	1,144,927
3.000%	11/15/44	(k)	650	652,641
3.000%	02/15/47	(k)	925	928,324
3.000%	02/15/48	(a)	5,365	5,383,023
3.125%	02/15/43		3,100	3,182,465
3.625%	08/15/43	(h)	300	334,406
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	(k)	2,386	2,535,418
0.125%	04/15/20		38,089	40,305,585
0.125%	04/15/21		66,866	69,567,295
0.125%	01/15/22	(k)	5,070	5,514,878
0.125%	04/15/22		3,742	3,774,773
0.125%	07/15/22		19,362	20,738,313
0.125%	01/15/23	(k)	19,159	20,324,054
0.125%	07/15/24		27,166	27,856,259
0.125%	07/15/26		7,860	7,868,616
0.250%	01/15/25		28,870	29,694,506
0.375%	07/15/23		24,097	25,699,827

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
0.375%	07/15/25		16,348	$16,960,318
0.375%	01/15/27		1,310	1,319,801
0.500%	01/15/28		46,891	46,584,281
0.625%	07/15/21		9,118	10,171,093
0.625%	04/15/23		3,700	3,724,228
0.625%	01/15/24		3,598	3,857,327
0.625%	01/15/26	(k)	79,660	83,517,544
0.625%	02/15/43	(h)	1,100	1,134,092
0.750%	02/15/42		8,690	9,404,849
0.750%	02/15/45		18,660	19,252,012
0.875%	02/15/47		20,957	21,746,200
1.000%	02/15/46		16,610	18,083,896
1.000%	02/15/48		17,636	18,515,327
1.250%	07/15/20		11,834	13,812,908
1.375%	01/15/20		4,858	5,690,407
1.375%	02/15/44		14,500	17,395,762
1.750%	01/15/28		11,363	14,844,967
1.875%	07/15/19	(h)	700	834,459
2.000%	01/15/26		8,768	12,125,107
2.125%	02/15/40		6,950	10,123,734
2.125%	02/15/41		2,560	3,706,942
2.375%	01/15/25		40,540	59,731,795
2.375%	01/15/27		2,730	3,856,816
2.500%	01/15/29		27,671	37,933,160
3.375%	04/15/32		2,818	5,308,339
3.625%	04/15/28		5,859	11,518,494
3.875%	04/15/29		6,493	13,042,847
U.S. Treasury Notes
1.875%	04/30/22	(h)	100	97,035
1.875%	07/31/22		10,800	10,455,328
1.875%	09/30/22	(k)	2,597	2,510,670
2.000%	11/15/26	(h)	100	93,715
2.125%	12/31/22		4,440	4,328,480
2.250%	11/15/25	(h)(k)	1,100	1,057,934
2.250%	02/15/27	(h)(k)	21,900	20,898,246
2.375%	05/15/27		3,850	3,707,580
2.500%	05/31/20		480	479,775
2.500%	05/15/24	(k)	1,715	1,688,069
2.750%	02/15/24		7,300	7,290,305
2.875%	04/30/25	(h)(k)	21,600	21,684,375
2.875%	05/15/28		7,870	7,885,679
U.S. Treasury Strips Coupon
2.132%	11/15/28	(k)	1,200	884,168
2.161%	05/15/29	(k)	2,920	2,119,453
2.763%	08/15/29	(k)	1,000	719,782
2.857%	05/15/31	(k)	1,000	681,764
3.019%	11/15/35	(k)	1,500	892,159
3.177%	08/15/40	(k)	2,000	1,029,251

TOTAL U.S. TREASURY OBLIGATIONS (cost $828,714,986)				827,149,189

TOTAL LONG-TERM INVESTMENTS (cost $7,639,133,099)				8,674,331,150

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

			Shares		Value
SHORT-TERM INVESTMENTS — 14.7%
AFFILIATED MUTUAL FUNDS — 14.0%
PGIM Core Ultra Short Bond Fund(w)				630,638,215	$630,638,215
PGIM Institutional Money Market Fund (cost $613,416,912; includes $612,083,101 of cash collateral for securities on loan)(b)(w)				613,355,577	613,416,912

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,244,055,127)					1,244,055,127

			Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 0.0%
Bank of Nova Scotia, 2.300%, dated 06/29/18, due 07/02/18 in the amount of $2,600,498 (cost $2,600,000)				2,600	2,600,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Argentina Treasury Bills
3.097%	11/16/18			703	690,500
3.100%	09/28/18			200	197,943
3.100%	10/12/18			500	494,090
3.100%	10/26/18			100	98,630
3.414%	07/13/18			500	499,362
5.750%	08/10/18			100	99,540
23.621%	09/14/18		ARS	750	26,693
25.449%	09/14/18		ARS	6,500	207,417
Brazil Letras do Tesouro Nacional
6.083%	10/01/18		BRL	14,100	3,579,867
Hellenic Republic Treasury Bills
0.789%	07/13/18		EUR	610	712,231
1.067%	10/05/18		EUR	630	733,905
1.194%	08/31/18		EUR	2,740	3,195,840

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $11,403,146)					10,536,018

U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bills (cost $14,838,248)
1.865%	09/20/18	(k)		14,900	14,837,917

CERTIFICATE OF DEPOSIT — 0.1%
Barclays Bank PLC (cost $8,300,000)
1.940%(cc)	09/04/18			8,300	8,295,334

COMMERCIAL PAPER(n) — 0.3%
Berkshire Hathaway, Inc.
2.303%	07/19/18			300	299,615
Boston Scientific Corp.
2.454%	07/10/18			700	699,514
2.510%	08/07/18			1,200	1,196,902
2.510%	08/13/18			400	398,798

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL PAPER(n) (continued)
Dominion Energy, Inc.
2.304%	07/10/18		1,700	$1,698,821
2.446%	07/25/18		500	499,157
Energy Transfer Partners LP
2.803%	07/03/18		1,100	1,099,698
Entergy Corp.
2.435%	07/12/18		600	599,511
2.719%	09/04/18		700	696,665
Enterprise Products Operating LLC
2.324%	07/13/18		1,200	1,198,934
2.345%	07/30/18		500	498,986
HP, Inc.
2.466%	07/23/18		900	898,816
Humana, Inc.
2.632%	08/15/18		1,300	1,295,772
Interpublic Group of Cos., Inc.
2.434%	07/16/18		300	299,673
Marriott International, Inc.
2.325%	07/19/18		700	699,102
2.489%	08/08/18		800	797,878
Mckesson Corp.
2.404%	07/16/18		600	599,349
2.404%	07/17/18		1,100	1,098,734
2.405%	07/19/18		1,000	998,717
Mondelez International, Inc.
2.244%	07/12/18		1,600	1,598,683
2.460%	08/20/18		1,100	1,096,145
Rockwell Collins, Inc.
2.355%	07/17/18		300	299,655
Spectra Energy Partners LP
2.769%	07/09/18		500	499,685
Thomson Reuters Corp.
2.405%	08/01/18		700	698,600
2.465%	07/11/18		1,500	1,498,904
VW Credit, Inc.
2.334%	07/12/18		1,500	1,498,765
Walgreens Boots Alliance, Inc.
2.586%	08/08/18		300	299,204

TOTAL COMMERCIAL PAPER (cost $23,067,220)				23,064,283

BANKERS ACCEPTANCES(n) — 0.0%
Bank Nova Scotia
1.543%	07/03/18	CAD	4,500	3,422,382
Bank of Montreal
1.540%	07/03/18	CAD	400	304,212
Royal Bank of Canada
1.538%	07/03/18	CAD	1,400	1,064,741
Toronto Dominion Bank
1.537%	07/04/18	CAD	300	228,150

TOTAL BANKERS ACCEPTANCES (cost $5,082,484)				5,019,485

OPTIONS PURCHASED~* — 0.0%
(cost $483,485)				568,885

TOTAL SHORT-TERM INVESTMENTS (cost $1,309,829,710)				1,308,977,049

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.1% (cost $8,948,962,809)	$9,983,308,199

OPTIONS WRITTEN~* — (0.0)%
(premiums received $1,377,406)	(1,249,221)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.1% (cost $8,947,585,403)	9,982,058,978
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (12.1)%	(1,074,938,726)

NET ASSETS — 100.0%	$8,907,120,252

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,982,583 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $596,306,759; cash collateral of $612,083,101 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreement is collateralized by U.S. Treasury Bond (coupon rate 3.75%, maturity date 11/15/18), with the aggregate value, including accrued interest, of $2,655,528.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. (proceeds receivable $14,856,313)	3.000%	TBA	08/13/18	$(15,400)	$(14,903,710)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
10 Year U.S. Treasury Notes Futures	Call	08/24/18		$133.00	197		197	$—
10 Year U.S. Treasury Notes Futures	Call	08/24/18		$135.50	13		13	—
10 Year U.S. Treasury Notes Futures	Call	08/24/18		$136.00	2		2	—
10 Year U.S. Treasury Notes Futures	Call	08/24/18		$137.00	13		13	—
10 Year U.S. Treasury Notes Futures	Call	08/24/18		$137.50	2		2	—
20 Year U.S. Treasury Bonds	Call	08/24/18		$175.00	97		97	—
20 Year U.S. Treasury Bonds	Call	08/24/18		$185.00	3		3	—
20 Year U.S. Treasury Bonds	Call	08/24/18		$186.00	21		21	—
Brent Crude Oil Spread	Call	10/30/18		$2.00	7		7	140
Euro-BTP Italian Government Bond	Call	08/24/18	EUR	152.00	26	EUR	26	304
Euro-OAT	Call	08/24/18	EUR	183.00	325	EUR	325	3,795
5 Year Euro-Bobl	Put	08/24/18	EUR	124.00	450	EUR	450	2,628
10 Year Euro-Bund	Put	08/24/18	EUR	145.00	198	EUR	198	2,312
10 Year U.S. Treasury Notes Futures	Put	08/24/18		$108.50	75		75	—
10 Year U.S. Treasury Notes Futures	Put	08/24/18		$109.00	44		44	—
10 Year U.S. Treasury Notes Futures	Put	08/24/18		$110.00	38		38	—

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	09/21/18	$107.00	147	147	$—
10 Year U.S. Treasury Notes Futures	Put	09/21/18	$107.50	26	26	—
10 Year U.S. Treasury Notes Futures	Put	09/21/18	$108.00	14	14	—
30 Year U.S. Ultra Treasury Bonds	Put	08/24/18	$117.00	260	260	—
30 Year U.S. Ultra Treasury Bonds	Put	08/24/18	$118.00	63	63	—
30 Year U.S. Ultra Treasury Bonds	Put	08/24/18	$120.00	11	11	—

Total Exchange Traded (cost $22,637)						$9,179

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Morgan Stanley	06/24/21	1.29	—	EUR	877	$53,230
Currency Option EUR vs USD	Call	Goldman Sachs & Co.	07/03/18	1.27	—	EUR	24,000	—
Currency Option USD vs CAD	Call	Citigroup Global Markets	08/17/18	1.37	—		5,742	7,570
Currency Option AUD vs USD	Put	Hong Kong & Shanghai Bank	02/05/19	0.74	—	AUD	10,800	196,772
Currency Option EUR vs USD	Put	Hong Kong & Shanghai Bank	05/24/19	1.14	—	EUR	5,300	77,887
Currency Option EUR vs USD	Put	Morgan Stanley	06/24/21	1.29	—	EUR	877	62,483
Currency Option USD vs INR	Put	Goldman Sachs & Co.	10/25/18	69.22	—		3,070	37,601
FNMA TBA 3.50%	Put	JPMorgan Chase	07/05/18	$69.00	—		27,000	—

Total OTC Traded Options (cost $341,728)								$435,543

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18	107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	9,900	$6,479
10- Year Interest Rate Swap, 07/18/28	Put	Morgan Stanley	07/16/18	2.77%	3 Month LIBOR(Q)	2.77%(S)	8,050	117,684

Total OTC Swaptions (cost $119,120)								$124,163

Total Options Purchased (cost $483,485)								$568,885

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
5 Year Euro-Bobl	Call	08/24/18	EUR	133.00	150	EUR	150	$(28,027)
10 Year Euro-Bund	Call	07/27/18	EUR	160.00	72	EUR	72	(221,135)
10 Year Euro-Bund	Call	07/27/18	EUR	160.50	19	EUR	19	(48,148)
10 Year Euro-Bund	Call	08/24/18	EUR	162.00	60	EUR	60	(95,293)
10 Year U.S. Treasury Notes Futures	Call	07/27/18		$120.50	68		68	(20,188)
20 Year U.S. Treasury Bonds	Call	07/27/18		$145.00	18		18	(16,594)
20 Year U.S. Treasury Bonds	Call	07/27/18		$146.00	19		19	(10,094)
20 Year U.S. Treasury Bonds	Call	07/27/18		$146.50	18		18	(8,156)
Brent Crude Oil Futures	Call	07/26/18		$85.00	12		12	(6,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#			Value
Brent Crude Oil Futures	Call	08/28/18		$80.00	12		12		$(31,440)
Brent Crude Oil Futures	Call	08/28/18		$82.00	12		12		(22,680)
Brent Crude Oil Spread	Call	07/30/18		$5.50	4		4		(3,200)
Brent Crude Oil Spread	Call	08/30/18		$6.00	3		3		(2,430)
Brent Crude Oil Spread	Call	10/30/18		$0.00	7		7		(350)
Natural Gas 3M CSO Futures	Call	09/25/18		$(0.20)	20		20		(620)
WTI Crude Oil Futures	Call	07/17/18		$76.50	12		12		(7,920)
WTI Crude Oil Futures	Call	08/16/18		$70.00	12		12		(47,160)
5 Year Euro-Bobl	Put	08/24/18	EUR	131.25	150	EUR	150		(21,020)
10 Year Euro-Bund	Put	07/27/18	EUR	156.50	19	EUR	19		(222)
10 Year Euro-Bund	Put	08/24/18	EUR	157.00	30	EUR	30		(1,752)
10 Year U.S. Treasury Notes Futures	Put	07/27/18		$119.00	68		68		(7,438)
20 Year U.S. Treasury Bonds	Put	07/27/18		$141.00	4		4		(375)
20 Year U.S. Treasury Bonds	Put	07/27/18		$142.00	6		6		(1,031)
20 Year U.S. Treasury Bonds	Put	07/27/18		$143.00	17		17		(5,578)
Brent Crude Oil Spread	Put	07/30/18		$8.50	4		4		(2,520)
Henry Hub Natural Gas Futures	Put	07/26/18		$2.75	240		240		(2,640)
Henry Hub Natural Gas Futures	Put	07/26/18		$2.80	120		120		(2,520)
Henry Hub Natural Gas Futures	Put	08/28/18		$2.70	120		120		(2,880)
Henry Hub Natural Gas Futures	Put	08/28/18		$2.75	240		240		(8,640)
Henry Hub Natural Gas Futures	Put	09/25/18		$2.70	130		130		(5,070)
Natural Gas 3M CSO Futures	Put	09/25/18		$(0.35)	20		20		(80)
Soybean Futures	Put	07/27/18		$870.00	9		—	(r)	(12,319)

Total Exchange Traded (premiums received $364,821)									$(643,520)

(r)	Less than $500 par.

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Hong Kong & Shanghai Bank	12/04/18	0.83	—	AUD	10,800	$(7,720)
Currency Option EUR vs USD	Call	Hong Kong & Shanghai Bank	05/24/19	1.27	—	EUR	5,300	(55,476)
Currency Option GBP vs USD	Call	Citigroup Global Markets	06/14/19	1.44	—	GBP	3,363	(36,933)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	10/25/18	1,200.00	—		3,070	(13,327)
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/22/18	21.10	—		2,645	(20,687)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		600	(38)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	2,000	(11,634)
Currency Option GBP vs USD	Put	Citigroup Global Markets	06/14/19	1.32	—	GBP	3,337	(103,850)
Currency Option USD vs CAD	Put	Citigroup Global Markets	08/17/18	1.31	—		3,828	(29,742)
Inflation Floor Option CMS 10-2	Put	Morgan Stanley	01/02/20	0.00%	—		57,100	(90,281)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—		4,200	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		400	—

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase	03/24/20	0.00%	—	7,900	$(7,107)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase	10/02/20	0.00%	—	3,500	(5,226)

Total OTC Traded Options (premiums received $786,162)							$(382,021)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.O.EU.29, 06/20/23	Call	Citigroup Global Markets	09/19/18	EUR 0.48	iTraxx.O.EU.29(Q)	1.00%(Q)	EUR	25,000	$(629)
5- Year Interest Rate Swap, 12/06/28	Put	Citigroup Global Markets	12/04/18	3.25%	3.25%(S)	3 Month LIBOR(Q)		7,000	(21,474)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)		9,900	(33,464)
CDX.O.IG.30.V1, 06/20/23	Put	JPMorgan Chase	07/18/18	0.73%	1.00%(Q)	CDX.O.IG.30.V1(Q)		1,600	(652)
CDX.O.IG.30.V1, 06/20/23	Put	Bank of America	07/18/18	0.75%	1.00%(Q)	CDX.O.IG.30.V1(Q)		2,800	(935)
CDX.O.IG.30.V1, 06/20/23	Put	BNP Paribas	07/18/18	0.75%	1.00%(Q)	CDX.O.IG.30.V1(Q)		5,200	(1,737)
CDX.O.IG.30.V1, 06/20/23	Put	BNP Paribas	07/18/18	0.75%	1.00%(Q)	CDX.O.IG.30.V1(Q)		2,000	(668)
CDX.O.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	07/18/18	0.85%	1.00%(Q)	CDX.O.IG.30.V1(Q)		2,200	(466)
CDX.O.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	07/18/18	0.85%	1.00%(Q)	CDX.O.IG.30.V1(Q)		1,200	(254)
CDX.O.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	0.95%	1.00%(Q)	CDX.O.IG.30.V1(Q)		2,600	(346)
CDX.O.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	0.95%	1.00%(Q)	CDX.O.IG.30.V1(Q)		1,100	(146)
CDX.O.IG.30.V1, 06/20/23	Put	Barclays Capital Group	07/18/18	0.95%	1.00%(Q)	CDX.O.IG.30.V1(Q)		1,000	(133)
CDX.O.IG.30.V1, 06/20/23	Put	BNP Paribas	09/19/18	0.90%	1.00%(Q)	CDX.O.IG.30.V1(Q)		2,300	(2,526)
CDX.O.IG.30.V1, 06/20/23	Put	BNP Paribas	09/19/18	0.90%	1.00%(Q)	CDX.O.IG.30.V1(Q)		3,800	(4,173)
CDX.O.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	0.90%	1.00%(Q)	CDX.O.IG.30.V1(Q)		2,200	(2,416)
CDX.O.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	0.90%	1.00%(Q)	CDX.O.IG.30.V1(Q)		1,700	(1,867)
iTraxx.O.EU.29, 06/20/23	Put	BNP Paribas	08/15/18	EUR 0.90	1.00%(Q)	iTraxx.O.EU.29(Q)	EUR	5,500	(7,591)
iTraxx.O.EU.29, 06/20/23	Put	Citigroup Global Markets	09/19/18	EUR 0.75	1.00%(Q)	iTraxx.O.EU.29(Q)	EUR	25,000	(116,663)
iTraxx.O.EU.29, 06/20/23	Put	Citigroup Global Markets	09/19/18	EUR 0.90	1.00%(Q)	iTraxx.O.EU.29(Q)	EUR	11,000	(27,540)

Total OTC Swaptions (premiums received $226,423)									$(223,680)

Total Options Written (premiums received $1,377,406)									$(1,249,221)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
115	90 Day Euro Dollar	Sep. 2018	$28,044,188	$(112,262)
4	90 Day Euro Dollar	Dec. 2018	973,600	(3,400)
2,261	90 Day Euro Dollar	Mar. 2019	549,649,100	(653,173)
4	90 Day Euro Dollar	Jun. 2019	971,450	(4,250)
4	90 Day Euro Dollar	Sep. 2019	970,800	(4,400)
1,443	90 Day Euro Dollar	Dec. 2019	350,053,763	(156,005)
164	90 Day Euro Dollar	Dec. 2020	39,778,200	(19,675)
1,583	90 Day Sterling	Dec. 2018	258,873,314	89,363
217	2 Year U.S. Treasury Notes	Sep. 2018	45,966,703	30,078
963	5 Year Euro-Bobl	Sep. 2018	148,637,421	715,290
3,471	5 Year U.S. Treasury Notes	Sep. 2018	394,365,259	2,397,678
57	10 Year Australian Treasury Bonds	Sep. 2018	41,229,394	88,929
166	10 Year Canadian Government Bonds	Sep. 2018	17,262,283	387,252
185	10 Year Euro-Bund	Sep. 2018	35,117,831	292,803
30	10 Year Japanese Bonds	Sep. 2018	40,872,511	57,965
2,671	10 Year U.S. Treasury Notes	Sep. 2018	321,020,813	2,426,162
185	20 Year U.S. Treasury Bonds	Sep. 2018	26,825,000	495,184
8	30 Year Euro Buxl	Sep. 2018	1,660,146	40,546
930	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	148,393,126	4,889,833
910	Mini MSCI EAFE Index	Sep. 2018	88,970,700	(3,557,141)
208	Russell 2000 E-Mini Index	Sep. 2018	17,134,000	(283,603)
1,431	S&P 500 E-Mini Index	Sep. 2018	194,730,480	(4,366,782)

				2,750,392

Short Positions:
111	90 Day Euro Dollar	Sep. 2019	26,939,700	167,881
2,257	90 Day Euro Dollar	Mar. 2020	547,435,350	271,532
1,439	90 Day Euro Dollar	Dec. 2020	349,029,450	(116,078)
164	90 Day Euro Dollar	Dec. 2021	39,780,250	(2,875)
1,583	90 Day Sterling	Dec. 2019	258,194,336	15,095
769	2 Year U.S. Treasury Notes	Sep. 2018	162,895,829	23,687
36	3 Year Australian Treasury Bonds	Sep. 2018	8,024,562	(10,244)
15	10 Year Australian Treasury Bonds	Sep. 2018	10,849,841	(19,224)
14	10 Year Japanese Bonds	Sep. 2018	19,073,838	(24,839)
294	10 Year U.K. Gilt	Sep. 2018	47,748,034	142,018
123	10 Year U.S. Treasury Notes	Sep. 2018	14,783,063	(9,403)
78	10 Year U.S. Ultra Treasury Notes	Sep. 2018	10,002,281	(79,567)
333	20 Year U.S. Treasury Bonds	Sep. 2018	48,285,000	(1,171,624)
45	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	7,180,313	(148,792)
35	Euro-BTP Italian Government Bond	Sep. 2018	5,200,686	33,108
429	Euro-OAT	Sep. 2018	77,422,499	(727,482)

				(1,656,807)

				$1,093,585

Commodity futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Brent (ICE) Calendar Swap	Jul. 2018	$5,620	$1,220
13	Brent (ICE) Calendar Swap	Aug. 2018	90,090	24,870
13	Brent (ICE) Calendar Swap	Sep. 2018	101,790	36,570
14	Brent (ICE) Calendar Swap	Oct. 2018	114,100	40,530
14	Brent (ICE) Calendar Swap	Nov. 2018	118,020	44,450
14	Brent (ICE) Calendar Swap	Dec. 2018	119,560	45,990

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Commodity futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
2	Brent (ICE) Calendar Swap	Jan. 2019	$17,400	$6,150
2	Brent (ICE) Calendar Swap	Feb. 2019	17,580	6,330
2	Brent (ICE) Calendar Swap	Mar. 2019	17,640	6,390
2	Brent (ICE) Calendar Swap	Apr. 2019	17,640	6,390
2	Brent (ICE) Calendar Swap	May 2019	17,660	6,410
2	Brent (ICE) Calendar Swap	Jun. 2019	17,760	6,510
2	Brent (ICE) Calendar Swap	Jul. 2019	17,760	6,510
2	Brent (ICE) Calendar Swap	Aug. 2019	17,760	6,510
2	Brent (ICE) Calendar Swap	Sep. 2019	17,640	6,390
2	Brent (ICE) Calendar Swap	Oct. 2019	17,420	6,170
2	Brent (ICE) Calendar Swap	Nov. 2019	17,340	6,090
2	Brent (ICE) Calendar Swap	Dec. 2019	17,400	6,150
2	Brent 1st Line vs. Dubai 1st Line	Jan. 2019	5,920	(730)
2	Brent 1st Line vs. Dubai 1st Line	Feb. 2019	5,960	(690)
2	Brent 1st Line vs. Dubai 1st Line	Mar. 2019	5,980	(670)
1	Brent Crude	Sep. 2018	79,230	420
39	Brent Crude	Oct. 2018	3,075,540	79,751
106	Brent Crude	Dec. 2018	8,281,780	264,259
7	Brent Crude	Jan. 2019	543,900	29,511
68	Brent Crude	Dec. 2019	4,938,160	131,346
80	Brent Crude	Dec. 2020	5,459,200	155,919
13	Brent Crude	Dec. 2021	848,250	1,391
9	Brent Dubai (ICE) Calendar Swap	Jul. 2018	25,146	8,806
9	Brent Dubai (ICE) Calendar Swap	Aug. 2018	25,605	9,265
9	Brent Dubai (ICE) Calendar Swap	Sep. 2018	25,848	9,508
11	Brent Dubai (ICE) Calendar Swap	Oct. 2018	32,230	12,450
11	Brent Dubai (ICE) Calendar Swap	Nov. 2018	32,439	12,659
11	Brent Dubai (ICE) Calendar Swap	Dec. 2018	32,329	12,549
4	Chicago Ethanol (Platts) Swap	Jul. 2018	239,400	(16,800)
5	Chicago Ethanol (Platts) Swap	Aug. 2018	300,825	(11,298)
3	Chicago Ethanol (Platts) Swap	Sep. 2018	181,125	(2,310)
7	Chicago Ethanol (Platts) Swap	Dec. 2018	415,275	(17,430)
3	Cocoa	Sep. 2018	75,360	3,244
12	Cotton No. 2	Dec. 2018	503,520	23,150
7	Gasoline RBOB	Nov. 2018	585,383	31,010
1	Hard Red Winter Wheat	Sep. 2018	24,425	(3,050)
22	Hard Red Winter Wheat	Dec. 2018	562,650	(35,883)
1	Hard Red Winter Wheat	Jul. 2019	27,550	(2,372)
8	Henry Hub LD1 Fixed Price	Jan. 2019	62,700	8,800
8	Henry Hub LD1 Fixed Price	Feb. 2019	61,960	8,060
8	Henry Hub LD1 Fixed Price	Mar. 2019	60,040	6,140
8	Henry Hub LD1 Fixed Price	Apr. 2019	53,460	(440)
8	Henry Hub LD1 Fixed Price	May 2019	52,720	(1,180)
8	Henry Hub LD1 Fixed Price	Jun. 2019	53,280	(620)
8	Henry Hub LD1 Fixed Price	Jul. 2019	53,900	—
8	Henry Hub LD1 Fixed Price	Aug. 2019	54,060	160
8	Henry Hub LD1 Fixed Price	Sep. 2019	53,800	(100)
8	Henry Hub LD1 Fixed Price	Oct. 2019	54,220	320
8	Henry Hub LD1 Fixed Price	Nov. 2019	55,340	1,440
8	Henry Hub LD1 Fixed Price	Dec. 2019	57,920	4,020
12	Henry Hub Natural Gas Swap	Aug. 2018	87,720	(2,210)
12	Henry Hub Natural Gas Swap	Sep. 2018	87,030	(2,900)
12	Henry Hub Natural Gas Swap	Oct. 2018	87,240	(2,690)
12	Henry Hub Natural Gas Swap	Nov. 2018	88,470	(1,460)
12	Henry Hub Natural Gas Swap	Dec. 2018	91,650	1,720
8	Live Cattle	Aug. 2018	341,520	11,062
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2018	5,960	(140)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2018	6,680	580

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Commodity futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
2	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2018	$7,080	$980
3	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2018	11,910	1,710
3	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2018	12,960	2,760
3	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2018	12,960	2,760
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2019	4,270	1,370
1	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2019	4,230	1,330
1	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2019	4,230	1,330
1	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2019	4,180	1,280
1	LLS (Argus) vs. WTI Spread Calendar Swap	May 2019	4,130	1,230
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2019	4,080	1,180
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2019	4,020	1,120
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2019	3,970	1,070
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2019	3,790	890
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2019	3,790	890
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2019	3,750	850
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2019	3,490	590
2	LME Copper	Sep. 2018	331,400	(9,913)
13	LME Copper	Dec. 2018	2,158,000	(68,995)
10	LME PRI Aluminum	Nov. 2018	534,563	(38,837)
8	LME Zinc	Nov. 2018	568,800	(41,975)
6	Low Sulphur Gas Oil	Sep. 2018	407,250	15,483
8	Low Sulphur Gas Oil	Nov. 2018	542,600	33,371
6	Natural Gas	Oct. 2018	174,480	4,205
44	Natural Gas	Feb. 2019	1,363,120	2,188
35	Natural Gas	Apr. 2019	935,550	38,468
1	Natural Gas	May 2019	26,360	(201)
9	Natural Gas	Oct. 2019	243,990	704
9	No. 2 Soft Red Winter Wheat	Sep. 2018	225,563	(9,657)
4	No. 2 Soft Red Winter Wheat	Jul. 2019	109,700	(413)
6	NY Harbor ULSD	Nov. 2018	561,406	31,330
3	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Dec. 2018	118,598	16,485
3	Soybean	Nov. 2019	135,188	(3,718)
1	Soybean Meal	Dec. 2018	32,990	(3,838)
24	White Sugar	Oct. 2018	412,680	2,670
56	WTI Crude	Oct. 2018	3,971,520	260,821
17	WTI Crude	Feb. 2019	1,158,890	54,446
18	WTI Crude	Mar. 2019	1,216,080	15,080
21	WTI Crude	Apr. 2019	1,407,420	76,356
167	WTI Crude	Jun. 2019	11,037,030	533,000
105	WTI Crude	Sep. 2019	6,796,650	508,875
28	WTI Crude	Mar. 2020	1,750,000	184,668
35	WTI Crude	Jun. 2020	2,152,850	88,403
8	WTI Crude	Dec. 2021	457,200	17,670
11	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2018	26,180	(2,820)
11	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2018	37,840	8,840
11	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2018	41,250	12,250
11	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2018	41,800	12,800
11	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2018	41,800	12,800
1	WTI Houston (Argus) vx. WTI Trade Month	Jan. 2019	3,810	1,060
1	WTI Houston (Argus) vx. WTI Trade Month	Feb. 2019	3,860	1,110
1	WTI Houston (Argus) vx. WTI Trade Month	Mar. 2019	3,910	1,160
1	WTI Houston (Argus) vx. WTI Trade Month	Apr. 2019	3,960	1,210
1	WTI Houston (Argus) vx. WTI Trade Month	May 2019	3,960	1,210
1	WTI Houston (Argus) vx. WTI Trade Month	Jun. 2019	3,960	1,210
1	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2019	3,840	1,090
1	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2019	3,770	1,020
1	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2019	3,770	1,020

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Commodity futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
1	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2019	$3,800	$1,050
1	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2019	3,740	990
1	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2019	3,740	990
15	WTI Light Sweet Crude Oil	Oct. 2018	1,063,800	98,362
4	WTI Light Sweet Crude Oil	Nov. 2018	280,640	2,475
31	WTI Light Sweet Crude Oil	Jun. 2019	2,048,790	71,048
4	WTI Light Sweet Crude Oil	Sep. 2019	258,920	10,240
19	WTI Crude	Jun. 2021	1,108,460	22,653

				2,983,981

Short Positions:
4	Brent Crude	Nov. 2018	314,120	(4,466)
92	Brent Crude	Feb. 2019	7,102,400	(343,552)
30	Brent Crude	Mar. 2019	2,300,700	(60,379)
120	Brent Crude	Jun. 2019	9,026,400	(238,418)
28	Brent Crude	Sep. 2019	2,069,480	(112,687)
4	Brent Crude	Mar. 2020	285,840	(10,975)
38	Brent Crude	Jun. 2020	2,672,920	(33,418)
11	Brent Crude	Jun. 2021	732,710	(28,618)
13	Brent Crude	Dec. 2022	822,120	(100,206)
9	Cocoa	Dec. 2018	227,790	(9,107)
8	Coffee ’C’	Dec. 2018	355,650	30,750
4	Copper	Sep. 2018	296,600	14,108
34	Copper	Dec. 2018	2,539,800	100,417
56	Corn	Sep. 2018	1,006,600	55,207
9	Corn	Dec. 2018	167,063	550
6	Corn	Jul. 2019	118,275	6,413
4	Corn	Dec. 2019	78,900	1,072
2	Gasoline RBOB	Sep. 2018	179,096	(5,079)
1	Gold 100 OZ	Aug. 2018	125,450	5,533
12	Henry Hub LD1 Fixed Price	Aug. 2018	87,720	1,988
12	Henry Hub LD1 Fixed Price	Sep. 2018	87,030	2,678
12	Henry Hub LD1 Fixed Price	Oct. 2018	87,240	2,468
12	Henry Hub LD1 Fixed Price	Nov. 2018	88,470	1,238
12	Henry Hub LD1 Fixed Price	Dec. 2018	91,650	(1,942)
3	LME Nickel	Sep. 2018	268,101	8,997
8	Natural Gas	Aug. 2018	233,920	927
36	Natural Gas	Sep. 2018	1,044,360	3,408
3	Natural Gas	Jan. 2019	94,050	(1,180)
56	Natural Gas	Mar. 2019	1,681,120	(50,242)
40	No. 2 Soft Red Winter Wheat	Dec. 2018	1,033,500	24,965
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jul. 2018	78,960	(2,562)
1	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Aug. 2018	39,533	(1,103)
7	Nymex Natural Gas Penultimate	Aug. 2018	204,680	(1,440)
2	Nymex Natural Gas Penultimate	Sep. 2018	58,020	(310)
11	Platinum	Oct. 2018	471,735	26,258
7	Silver	Sep. 2018	566,930	13,745
10	Soybean	Nov. 2018	440,000	12,333
8	Soybean Oil	Dec. 2018	142,752	7,801
19	Sugar #11 (World)	Oct. 2018	260,680	4,024
34	Sugar #11 (World)	Mar. 2019	493,136	7,222
2	Western Canadian Select Oil Index	Aug. 2018	41,800	(4,850)
2	Western Canadian Select Oil Index	Sep. 2018	49,300	(12,350)
2	Western Canadian Select Oil Index	Oct. 2018	46,500	(6,800)
2	Western Canadian Select Oil Index	Nov. 2018	47,000	(7,300)
2	Western Canadian Select Oil Index	Dec. 2018	47,500	(7,800)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Commodity futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (continued):
2	WTI Crude	Aug. 2018	$148,300	$(15,335)
14	WTI Crude	Sep. 2018	1,014,440	(77,538)
10	WTI Crude	Nov. 2018	701,600	(42,804)
137	WTI Crude	Dec. 2018	9,520,130	(454,474)
35	WTI Crude	Jan. 2019	2,409,750	(148,265)
5	WTI Crude	Jul. 2019	327,950	(11,630)
2	WTI Crude	Aug. 2019	130,280	(6,728)
149	WTI Crude	Dec. 2019	9,483,850	(268,118)
85	WTI Crude	Dec. 2020	5,084,700	(256,155)
5	WTI Crude	Dec. 2022	277,250	(18,015)
6	WTI Light Sweet Crude Oil	Dec. 2018	416,940	(858)
2	WTI Light Sweet Crude Oil	Dec. 2019	127,300	(4,102)
18	WTI Light Sweet Crude Oil	Dec. 2020	1,076,760	(28,427)

				(2,045,131)

				$938,850

Cash and foreign currency of $815,235 and cash of $2,830,986 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, and securities with combined market values of $6,034,047 and $19,929,961 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	BNP Paribas	ARS	82,233	$2,929,973	$2,830,175	$—	$(99,798)
Expiring 07/03/18	BNP Paribas	ARS	10,538	375,459	362,670	—	(12,789)
Expiring 07/03/18	Deutsche Bank AG	ARS	17,849	639,964	614,290	—	(25,674)
Expiring 07/03/18	Deutsche Bank AG	ARS	14,811	531,036	509,732	—	(21,304)
Expiring 07/03/18	Deutsche Bank AG	ARS	2,976	118,294	102,413	—	(15,881)
Expiring 07/12/18	BNP Paribas	ARS	73,423	2,651,605	2,501,662	—	(149,943)
Expiring 07/12/18	BNP Paribas	ARS	28,324	1,022,893	965,050	—	(57,843)
Expiring 07/12/18	BNP Paribas	ARS	948	32,300	32,300	—	—
Expiring 07/12/18	BNP Paribas	ARS	594	20,239	20,239	—	—
Expiring 07/16/18	BNP Paribas	ARS	26,658	946,000	904,273	—	(41,727)
Expiring 07/23/18	Citigroup Global Markets	ARS	10,823	365,624	364,283	—	(1,341)
Expiring 08/22/18	Morgan Stanley	ARS	1,536	74,096	50,182	—	(23,914)
Expiring 08/22/18	Societe Generale	ARS	1,510	72,771	49,332	—	(23,439)
Expiring 08/27/18	Citigroup Global Markets	ARS	2,292	111,000	74,528	—	(36,472)
Expiring 08/27/18	Hong Kong & Shanghai Bank	ARS	4,697	227,000	152,708	—	(74,292)
Australian Dollar,
Expiring 07/03/18	Goldman Sachs & Co.	AUD	16,731	12,288,920	12,381,961	93,041	—
Expiring 07/03/18	Goldman Sachs & Co.	AUD	10,747	7,893,672	7,953,436	59,764	—
Expiring 08/20/18	BNP Paribas	AUD	1,393	1,087,654	1,031,068	—	(56,586)
Expiring 08/20/18	Standard Chartered PLC	AUD	1,419	1,105,827	1,050,313	—	(55,514)
Expiring 12/06/18	Hong Kong & Shanghai Bank	AUD	3,390	2,694,033	2,510,998	—	(183,035)
Expiring 02/07/19	Hong Kong & Shanghai Bank	AUD	1,790	1,423,050	1,326,876	—	(96,174)
Brazilian Real,
Expiring 07/03/18	Citigroup Global Markets	BRL	1,605	422,603	413,835	—	(8,768)
Expiring 07/03/18	Citigroup Global Markets	BRL	1,521	410,000	392,168	—	(17,832)
Expiring 07/03/18	Deutsche Bank AG	BRL	3,999	1,074,000	1,031,236	—	(42,764)
Expiring 08/02/18	BNP Paribas	BRL	119	31,000	30,530	—	(470)
Expiring 08/02/18	Credit Suisse First Boston Corp.	BRL	3,999	1,049,960	1,027,548	—	(22,412)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 08/02/18	Goldman Sachs & Co.	BRL	1,517	$392,104	$389,850	$—	$(2,254)
British Pound,
Expiring 07/03/18	BNP Paribas	GBP	769	1,032,027	1,015,077	—	(16,950)
Expiring 07/03/18	Hong Kong & Shanghai Bank	GBP	300	401,191	395,999	—	(5,192)
Expiring 07/03/18	UBS AG	GBP	57,400	75,897,265	75,767,776	—	(129,489)
Expiring 07/03/18	UBS AG	GBP	10,034	13,267,477	13,244,841	—	(22,636)
Expiring 07/05/18	Hong Kong & Shanghai Bank	GBP	841	1,119,060	1,110,221	—	(8,839)
Expiring 07/11/18	Citigroup Global Markets	GBP	2,064	2,719,217	2,725,494	6,277	—
Canadian Dollar,
Expiring 07/03/18	Citigroup Global Markets	CAD	500	384,027	380,357	—	(3,670)
Expiring 07/03/18	Hong Kong & Shanghai Bank	CAD	17,925	13,472,379	13,635,783	163,404	—
Expiring 07/03/18	Hong Kong & Shanghai Bank	CAD	5,923	4,451,710	4,505,704	53,994	—
Expiring 07/03/18	JPMorgan Chase	CAD	2,359	1,777,715	1,794,522	16,807	—
Expiring 07/03/18	Standard Chartered PLC	CAD	2,954	2,218,997	2,247,146	28,149	—
Expiring 07/05/18	Citigroup Global Markets	CAD	1,043	794,000	793,362	—	(638)
Expiring 07/12/18	Morgan Stanley	CAD	624	489,603	474,676	—	(14,927)
Expiring 08/20/18	Citigroup Global Markets	CAD	2,722	2,067,120	2,072,731	5,611	—
Chinese Renminbi,
Expiring 09/19/18	Citigroup Global Markets	CNH	4,353	654,079	654,075	—	(4)
Expiring 09/19/18	Hong Kong & Shanghai Bank	CNH	174,800	27,468,697	26,265,156	—	(1,203,541)
Colombian Peso,
Expiring 07/17/18	Deutsche Bank AG	COP	900,900	315,000	307,117	—	(7,883)
Expiring 07/17/18	Deutsche Bank AG	COP	684,018	239,000	233,182	—	(5,818)
Expiring 07/17/18	Goldman Sachs & Co.	COP	7,625,144	2,646,425	2,599,410	—	(47,015)
Expiring 07/17/18	Goldman Sachs & Co.	COP	5,239,682	1,818,513	1,786,206	—	(32,307)
Expiring 07/17/18	Standard Chartered PLC	COP	383,240	134,000	130,646	—	(3,354)
Expiring 09/18/18	Citigroup Global Markets	COP	7,714,557	2,611,519	2,621,962	10,443	—
Expiring 09/18/18	Citigroup Global Markets	COP	5,239,682	1,772,708	1,780,821	8,113	—
Czech Koruna,
Expiring 08/15/18	JPMorgan Chase	CZK	56,917	2,723,194	2,566,021	—	(157,173)
Danish Krone,
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	2,000	310,985	313,556	2,571	—
Expiring 07/02/18	JPMorgan Chase	DKK	3,500	580,699	548,723	—	(31,976)
Expiring 07/02/18	Standard Chartered PLC	DKK	190,398	29,840,992	29,850,150	9,158	—
Expiring 07/02/18	UBS AG	DKK	39,590	6,347,771	6,206,844	—	(140,927)
Euro,
Expiring 07/03/18	Barclays Capital Group	EUR	1,451	1,698,640	1,694,986	—	(3,654)
Expiring 07/03/18	BNP Paribas	EUR	119,071	138,538,745	139,092,496	553,751	—
Expiring 07/03/18	BNP Paribas	EUR	12,576	14,632,176	14,690,662	58,486	—
Expiring 07/03/18	Goldman Sachs & Co.	EUR	11,415	13,335,009	13,334,439	—	(570)
Expiring 07/03/18	Hong Kong & Shanghai Bank	EUR	582	679,388	679,863	475	—
Expiring 07/26/18	Goldman Sachs & Co.	EUR	745	872,385	871,338	—	(1,047)
Expiring 12/14/18	Deutsche Bank AG	EUR	1,410	1,776,882	1,669,115	—	(107,767)
Expiring 01/24/19	Deutsche Bank AG	EUR	2,350	2,955,666	2,791,660	—	(164,006)
Expiring 05/28/19	Hong Kong & Shanghai Bank	EUR	2,197	2,652,438	2,638,039	—	(14,399)
Expiring 06/28/21	Morgan Stanley	EUR	59	75,432	75,589	157	—
Indian Rupee,
Expiring 09/19/18	BNP Paribas	INR	183,101	2,673,000	2,646,139	—	(26,861)
Expiring 09/19/18	BNP Paribas	INR	128,804	1,882,828	1,861,459	—	(21,369)
Expiring 09/19/18	Goldman Sachs & Co.	INR	192,705	2,763,000	2,784,948	21,948	—
Expiring 09/19/18	JPMorgan Chase	INR	185,559	2,695,000	2,681,667	—	(13,333)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Indonesian Rupiah,
Expiring 09/19/18	Hong Kong & Shanghai Bank	IDR	14,958,505	$1,041,679	$1,032,215	$—	$(9,464)
Expiring 09/19/18	Hong Kong & Shanghai Bank	IDR	14,833,877	1,033,000	1,023,614	—	(9,386)
Japanese Yen,
Expiring 07/03/18	BNP Paribas	JPY	421,500	3,880,867	3,808,115	—	(72,752)
Expiring 07/03/18	Morgan Stanley	JPY	221,828	2,010,222	2,004,143	—	(6,079)
Expiring 08/02/18	Morgan Stanley	JPY	421,500	3,827,486	3,816,015	—	(11,471)
Mexican Peso,
Expiring 08/27/18	Citigroup Global Markets	MXN	322,440	16,793,994	16,079,275	—	(714,719)
Expiring 08/27/18	Citigroup Global Markets	MXN	2,201	105,077	109,758	4,681	—
Expiring 08/27/18	UBS AG	MXN	8,598	439,391	428,761	—	(10,630)
Expiring 03/14/19	Deutsche Bank AG	MXN	23,063	1,075,000	1,115,120	40,120	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	MXN	9,454	480,000	457,101	—	(22,899)
New Zealand Dollar,
Expiring 07/03/18	Standard Chartered PLC	NZD	7,535	5,139,264	5,103,473	—	(35,791)
Norwegian Krone,
Expiring 07/03/18	JPMorgan Chase	NOK	63,715	7,685,469	7,824,495	139,026	—
Peruvian Nuevo Sol,
Expiring 07/19/18	BNP Paribas	PEN	6,375	1,947,917	1,939,521	—	(8,396)
Expiring 07/19/18	BNP Paribas	PEN	3,318	1,013,945	1,009,575	—	(4,370)
Russian Ruble,
Expiring 07/10/18	Hong Kong & Shanghai Bank	RUB	352,193	5,509,813	5,601,382	91,569	—
Expiring 07/10/18	Hong Kong & Shanghai Bank	RUB	147,706	2,343,421	2,349,159	5,738	—
Expiring 08/24/18	Hong Kong & Shanghai Bank	RUB	341,739	5,467,662	5,408,127	—	(59,535)
Expiring 08/24/18	Hong Kong & Shanghai Bank	RUB	147,216	2,355,384	2,329,737	—	(25,647)
Expiring 09/13/18	UBS AG	RUB	352,193	5,514,213	5,563,376	49,163	—
Expiring 09/13/18	UBS AG	RUB	2,753	43,801	43,494	—	(307)
South African Rand,
Expiring 08/08/18	Goldman Sachs & Co.	ZAR	1,662	122,238	120,518	—	(1,720)
Expiring 08/08/18	Hong Kong & Shanghai Bank	ZAR	4,284	306,760	310,647	3,887	—
Swedish Krona,
Expiring 07/03/18	Hong Kong & Shanghai Bank	SEK	4,620	536,754	515,969	—	(20,785)
Expiring 07/03/18	Hong Kong & Shanghai Bank	SEK	2,460	278,531	274,737	—	(3,794)
Expiring 07/03/18	Standard Chartered PLC	SEK	477,275	53,599,099	53,302,829	—	(296,270)
Swiss Franc,
Expiring 07/03/18	JPMorgan Chase	CHF	5,687	5,739,508	5,744,702	5,194	—
Turkish Lira,
Expiring 07/20/18	Citigroup Global Markets	TRY	3,388	739,540	730,816	—	(8,724)
Expiring 08/15/18	NatWest Markets Securities Inc.	TRY	33,980	7,726,986	7,244,441	—	(482,545)

				$561,534,057	$557,904,729	1,431,527	(5,060,855)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	BNP Paribas	ARS	73,423	$2,674,788	$2,526,975	$147,813	$—
Expiring 07/03/18	BNP Paribas	ARS	28,324	1,031,837	974,816	57,021	—
Expiring 07/03/18	BNP Paribas	ARS	26,658	956,866	917,490	39,376	—
Expiring 07/12/18	JPMorgan Chase	ARS	5,854	223,000	199,449	23,551	—
Expiring 07/12/18	JPMorgan Chase	ARS	4,576	174,000	155,920	18,080	—
Expiring 07/13/18	Hong Kong & Shanghai Bank	ARS	4,106	157,000	139,729	17,271	—
Expiring 07/13/18	Hong Kong & Shanghai Bank	ARS	4,092	156,000	139,263	16,737	—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Argentine Peso (continued),
Expiring 07/16/18	BNP Paribas	ARS	12,366	$464,000	$419,453	$44,547	$—
Expiring 07/16/18	BNP Paribas	ARS	4,961	188,269	168,278	19,991	—
Expiring 07/16/18	BNP Paribas	ARS	4,891	183,882	165,916	17,966	—
Expiring 07/16/18	BNP Paribas	ARS	4,441	166,000	150,626	15,374	—
Expiring 07/19/18	JPMorgan Chase	ARS	3,635	128,000	122,901	5,099	—
Expiring 07/23/18	BNP Paribas	ARS	4,519	158,000	152,102	5,898	—
Expiring 07/23/18	Goldman Sachs & Co.	ARS	6,045	211,000	203,479	7,521	—
Expiring 07/23/18	Goldman Sachs & Co.	ARS	259	9,000	8,702	298	—
Expiring 08/22/18	Citigroup Global Markets	ARS	10,823	353,791	353,571	220	—
Expiring 08/27/18	BNP Paribas	ARS	41,068	1,525,281	1,335,305	189,976	—
Expiring 09/04/18	Morgan Stanley	ARS	2,781	126,000	89,705	36,295	—
Australian Dollar,
Expiring 07/03/18	Goldman Sachs & Co.	AUD	12,663	9,519,347	9,371,392	147,955	—
Expiring 07/03/18	Goldman Sachs & Co.	AUD	10,747	8,079,004	7,953,435	125,569	—
Expiring 07/03/18	Morgan Stanley	AUD	4,068	3,072,581	3,010,568	62,013	—
Expiring 08/02/18	Goldman Sachs & Co.	AUD	16,731	12,290,174	12,383,291	—	(93,117)
Expiring 08/02/18	Goldman Sachs & Co.	AUD	10,747	7,894,478	7,954,291	—	(59,813)
Brazilian Real,
Expiring 07/03/18	Credit Suisse First Boston Corp.	BRL	3,999	1,052,863	1,031,236	21,627	—
Expiring 07/03/18	Goldman Sachs & Co.	BRL	1,517	393,344	391,249	2,095	—
Expiring 10/02/18	Morgan Stanley	BRL	14,100	4,090,751	3,602,936	487,815	—
Expiring 03/14/19	Deutsche Bank AG	BRL	4,833	1,263,000	1,216,764	46,236	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	BRL	1,620	480,000	407,843	72,157	—
British Pound,
Expiring 07/03/18	Citigroup Global Markets	GBP	38,863	51,488,539	51,299,008	189,531	—
Expiring 07/03/18	Citigroup Global Markets	GBP	10,034	13,293,776	13,244,841	48,935	—
Expiring 07/03/18	Citigroup Global Markets	GBP	5,937	7,974,634	7,836,817	137,817	—
Expiring 07/03/18	JPMorgan Chase	GBP	5,838	7,786,964	7,706,137	80,827	—
Expiring 07/03/18	JPMorgan Chase	GBP	3,536	4,706,386	4,667,506	38,880	—
Expiring 07/03/18	JPMorgan Chase	GBP	3,463	4,558,578	4,571,147	—	(12,569)
Expiring 07/03/18	JPMorgan Chase	GBP	832	1,110,435	1,098,237	12,198	—
Expiring 07/11/18	Citigroup Global Markets	GBP	757	1,019,770	999,612	20,158	—
Expiring 07/26/18	Bank of America	GBP	5,196	7,282,266	6,866,462	415,804	—
Expiring 08/02/18	UBS AG	GBP	57,400	76,004,718	75,873,919	130,799	—
Expiring 08/02/18	UBS AG	GBP	10,034	13,286,260	13,263,395	22,865	—
Expiring 06/18/19	Citigroup Global Markets	GBP	1,173	1,572,055	1,574,737	—	(2,682)
Canadian Dollar,
Expiring 07/03/18	Citigroup Global Markets	CAD	18,610	14,294,932	14,156,871	138,061	—
Expiring 07/03/18	Citigroup Global Markets	CAD	5,923	4,549,644	4,505,703	43,941	—
Expiring 07/03/18	Citigroup Global Markets	CAD	4,300	3,315,842	3,271,067	44,775	—
Expiring 07/03/18	Goldman Sachs & Co.	CAD	1,400	1,080,006	1,064,999	15,007	—
Expiring 07/03/18	Goldman Sachs & Co.	CAD	681	511,554	518,045	—	(6,491)
Expiring 07/03/18	Goldman Sachs & Co.	CAD	600	464,087	456,427	7,660	—
Expiring 07/03/18	JPMorgan Chase	CAD	3,216	2,410,735	2,446,453	—	(35,718)
Expiring 07/03/18	Morgan Stanley	CAD	4,447	3,428,050	3,382,892	45,158	—
Expiring 07/05/18	BNP Paribas	CAD	575	437,123	437,425	—	(302)
Expiring 07/05/18	Goldman Sachs & Co.	CAD	300	232,031	228,222	3,809	—
Expiring 08/02/18	Hong Kong & Shanghai Bank	CAD	17,925	13,479,856	13,643,087	—	(163,231)
Expiring 08/02/18	Hong Kong & Shanghai Bank	CAD	5,923	4,454,181	4,508,118	—	(53,937)
Chinese Renminbi,
Expiring 09/19/18	Hong Kong & Shanghai Bank	CNH	23,323	3,665,006	3,504,424	160,582	—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Colombian Peso,
Expiring 07/17/18	Citigroup Global Markets	COP	7,714,557	$2,619,099	$2,629,890	$—	$(10,791)
Expiring 07/17/18	Citigroup Global Markets	COP	5,239,682	1,777,971	1,786,206	—	(8,235)
Expiring 07/17/18	Credit Suisse First Boston Corp.	COP	171,644	63,000	58,513	4,487	—
Expiring 07/17/18	Deutsche Bank AG	COP	1,707,102	626,000	581,950	44,050	—
Czech Koruna,
Expiring 08/15/18	Citigroup Global Markets	CZK	57,390	2,622,670	2,587,346	35,324	—
Danish Krone,
Expiring 07/02/18	Citigroup Global Markets	DKK	190,707	31,774,464	29,898,703	1,875,761	—
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	2,045	316,856	320,611	—	(3,755)
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	2,015	336,506	315,907	20,599	—
Expiring 07/02/18	JPMorgan Chase	DKK	39,590	6,086,105	6,206,845	—	(120,740)
Expiring 07/02/18	Royal Bank of Canada	DKK	2,075	325,927	325,314	613	—
Expiring 10/01/18	Standard Chartered PLC	DKK	190,398	30,058,644	30,071,696	—	(13,052)
Euro,
Expiring 07/03/18	BNP Paribas	EUR	126,390	146,391,488	147,642,191	—	(1,250,703)
Expiring 07/03/18	BNP Paribas	EUR	11,855	13,750,140	13,848,425	—	(98,285)
Expiring 07/03/18	Goldman Sachs & Co.	EUR	176	204,170	205,595	—	(1,425)
Expiring 07/03/18	JPMorgan Chase	EUR	1,996	2,349,236	2,331,629	17,607	—
Expiring 07/03/18	Morgan Stanley	EUR	2,223	2,566,475	2,596,799	—	(30,324)
Expiring 07/03/18	UBS AG	EUR	2,455	2,909,445	2,867,810	41,635	—
Expiring 07/13/18	Credit Suisse First Boston Corp.	EUR	90	111,658	105,212	6,446	—
Expiring 07/13/18	JPMorgan Chase	EUR	520	648,537	607,893	40,644	—
Expiring 07/26/18	BNP Paribas	EUR	175	204,749	204,779	—	(30)
Expiring 07/26/18	Toronto Dominion	EUR	34,709	42,712,010	40,615,160	2,096,850	—
Expiring 08/02/18	BNP Paribas	EUR	119,071	138,847,139	139,407,577	—	(560,438)
Expiring 08/02/18	BNP Paribas	EUR	12,576	14,664,748	14,723,940	—	(59,192)
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	1,900	2,350,823	2,229,618	121,205	—
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	840	1,044,311	985,726	58,585	—
Expiring 10/05/18	Deutsche Bank AG	EUR	470	586,671	553,057	33,614	—
Expiring 10/05/18	Deutsche Bank AG	EUR	160	198,582	188,275	10,307	—
Expiring 12/14/18	Standard Chartered PLC	EUR	1,410	1,776,491	1,669,116	107,375	—
Expiring 12/14/18	UBS AG	EUR	2,039	2,535,486	2,413,115	122,371	—
Expiring 01/24/19	Hong Kong & Shanghai Bank	EUR	2,451	2,946,200	2,911,641	34,559	—
Expiring 02/07/19	Citigroup Global Markets	EUR	1,894	2,399,319	2,252,667	146,652	—
Expiring 02/07/19	Citigroup Global Markets	EUR	1,873	2,368,783	2,227,690	141,093	—
Indian Rupee,
Expiring 09/19/18	Goldman Sachs & Co.	INR	127,466	1,850,000	1,842,123	7,877	—
Expiring 10/29/18	Goldman Sachs & Co.	INR	93,082	1,337,000	1,338,778	—	(1,778)
Indonesian Rupiah,
Expiring 09/19/18	Standard Chartered PLC	IDR	12,296,988	857,112	848,556	8,556	—
Expiring 09/19/18	Standard Chartered PLC	IDR	1,933,794	135,752	133,441	2,311	—
Japanese Yen,
Expiring 07/03/18	BNP Paribas	JPY	221,828	2,042,432	2,004,144	38,288	—
Expiring 07/03/18	Morgan Stanley	JPY	421,500	3,819,665	3,808,115	11,550	—
Expiring 08/02/18	Morgan Stanley	JPY	221,828	2,014,338	2,008,301	6,037	—
Mexican Peso,
Expiring 08/27/18	Citigroup Global Markets	MXN	8,159	403,800	406,870	—	(3,070)
Expiring 08/27/18	Citigroup Global Markets	MXN	2,109	100,398	105,171	—	(4,773)
Expiring 08/27/18	Citigroup Global Markets	MXN	1,906	99,272	95,047	4,225	—
Expiring 08/27/18	Hong Kong & Shanghai Bank	MXN	73,182	3,757,163	3,649,407	107,756	—
New Taiwanese Dollar,
Expiring 09/19/18	Barclays Capital Group	TWD	43,620	1,443,000	1,439,364	3,636	—

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 09/19/18	BNP Paribas	TWD	410,147	$13,958,640	$13,533,798	$424,842	$—
New Zealand Dollar,
Expiring 07/03/18	JPMorgan Chase	NZD	7,535	5,209,808	5,103,473	106,335	—
Expiring 08/02/18	Standard Chartered PLC	NZD	7,535	5,139,493	5,103,592	35,901	—
Norwegian Krone,
Expiring 07/03/18	UBS AG	NOK	64,090	7,851,092	7,870,547	—	(19,455)
Peruvian Nuevo Sol,
Expiring 07/19/18	BNP Paribas	PEN	6,375	1,947,381	1,939,521	7,860	—
Expiring 07/19/18	BNP Paribas	PEN	3,318	1,013,666	1,009,575	4,091	—
Expiring 09/18/18	BNP Paribas	PEN	6,375	1,943,344	1,935,535	7,809	—
Expiring 09/18/18	BNP Paribas	PEN	3,318	1,011,565	1,007,500	4,065	—
Russian Ruble,
Expiring 07/10/18	Citigroup Global Markets	RUB	147,706	2,335,683	2,349,158	—	(13,475)
Expiring 07/10/18	UBS AG	RUB	352,193	5,551,589	5,601,382	—	(49,793)
Expiring 08/24/18	Hong Kong & Shanghai Bank	RUB	147,706	2,332,430	2,337,492	—	(5,062)
Singapore Dollar,
Expiring 09/19/18	Barclays Capital Group	SGD	1,957	1,443,000	1,438,610	4,390	—
Expiring 09/19/18	UBS AG	SGD	18,459	13,839,404	13,572,313	267,091	—
South African Rand,
Expiring 08/08/18	Citigroup Global Markets	ZAR	5,353	422,571	388,164	34,407	—
Expiring 08/08/18	Standard Chartered PLC	ZAR	3,542	267,774	256,842	10,932	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,977	150,528	142,726	7,802	—
South Korean Won,
Expiring 07/19/18	Credit Suisse First Boston Corp.	KRW	2,730,544	2,512,000	2,451,263	60,737	—
Expiring 07/19/18	Credit Suisse First Boston Corp.	KRW	1,088	1,000	976	24	—
Expiring 07/23/18	BNP Paribas	KRW	1,191,003	1,075,000	1,069,296	5,704	—
Expiring 07/23/18	Hong Kong & Shanghai Bank	KRW	1,671,910	1,514,000	1,501,060	12,940	—
Expiring 07/25/18	Goldman Sachs & Co.	KRW	2,942,537	2,655,000	2,641,976	13,024	—
Expiring 08/03/18	JPMorgan Chase	KRW	3,092,460	2,775,000	2,777,347	—	(2,347)
Expiring 09/19/18	Barclays Capital Group	KRW	1,598,527	1,443,000	1,438,442	4,558	—
Expiring 09/19/18	Goldman Sachs & Co.	KRW	1,549,451	1,452,156	1,394,281	57,875	—
Expiring 09/19/18	Goldman Sachs & Co.	KRW	808,930	758,135	727,920	30,215	—
Expiring 10/29/18	Goldman Sachs & Co.	KRW	431,778	388,000	389,258	—	(1,258)
Swedish Krona,
Expiring 07/03/18	JPMorgan Chase	SEK	481,510	54,644,004	53,775,800	868,204	—
Expiring 07/03/18	UBS AG	SEK	2,845	318,906	317,734	1,172	—
Expiring 08/02/18	Standard Chartered PLC	SEK	477,275	53,721,558	53,425,548	296,010	—
Swiss Franc,
Expiring 07/03/18	Goldman Sachs & Co.	CHF	5,687	5,746,930	5,744,703	2,227	—
Expiring 08/02/18	JPMorgan Chase	CHF	5,687	5,754,065	5,759,805	—	(5,740)
Thai Baht,
Expiring 09/19/18	Morgan Stanley	THB	3,739	117,702	113,155	4,547	—
Turkish Lira,
Expiring 07/20/18	Hong Kong & Shanghai Bank	TRY	24,525	5,261,465	5,290,220	—	(28,755)
Expiring 07/20/18	Hong Kong & Shanghai Bank	TRY	12,013	2,565,594	2,591,291	—	(25,697)

				$982,584,802	$974,722,752	10,608,083	(2,746,033)

						$12,039,610	$(7,806,888)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/05/18	Buy	AUD	1,664	CAD	1,608	$7,853	$—	Goldman Sachs & Co.
09/17/18	Buy	EUR	780	RON	3,671	406	—	Goldman Sachs & Co.
09/18/18	Buy	EUR	2,507	RON	11,811	—	(1,181)	Goldman Sachs & Co.
09/19/18	Buy	EUR	1,321	RON	6,219	705	—	Goldman Sachs & Co.
04/23/19	Buy	EUR	436	SEK	4,490	8,045	—	Deutsche Bank AG
04/23/19	Buy	EUR	595	SEK	6,182	4,737	—	Royal Bank of Canada
04/23/19	Buy	SEK	8,759	EUR	854	—	(19,857)	Credit Suisse First Boston Corp.

						$21,746	$(21,038)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	500	0.485%	$8,231	$7,905	$(326)
Daimler AG	12/20/20	1.000%(Q)	EUR	240	0.485%	3,956	3,810	(146)
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.862%	6,026	17,577	11,551
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		1,100	0.803%	190,429	174,815	(15,614)
General Motors Co.	06/20/19	5.000%(Q)		1,835	0.111%	205,292	90,182	(115,110)
Marks & Spencer PLC	06/20/23	1.000%(Q)	EUR	2,200	1.424%	(65,915)	(51,822)	14,093
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	1.561%	(56,080)	(73,161)	(17,081)
Verizon Communications, Inc.	12/20/22	1.000%(Q)		900	0.249%	17,299	6,873	(10,426)

						$309,238	$176,179	$(133,059)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$(135,874)	$(153,894)	$18,020	BNP Paribas
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(120,075)	(133,217)	13,142	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(120,075)	(132,796)	12,721	Goldman Sachs & Co.
Japan Govt.	06/20/22	(1.000)%(Q)	700	(22,119)	(24,197)	2,078	Bank of America
Republic of China	06/20/23	(1.000)%(Q)	4,900	(70,205)	(94,604)	24,399	Goldman Sachs & Co.
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(158,643)	(164,692)	6,049	BNP Paribas
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(39,667)	(42,406)	2,739	Hong Kong & Shanghai Bank
United Mexican States	06/20/23	1.000%(Q)	565	8,460	8,971	(511)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	190	2,845	3,101	(256)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
United Mexican States	06/20/23	1.000%(Q)	190	$2,845	$3,355	$(510)	Citigroup Global Markets

				$(652,508)	$(730,379)	$77,871

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Federal Republic of Brazil	06/20/21	1.000%(Q)	1,800	1.882%	$(43,845)	$(124,874)	$81,029	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000%(Q)	300	1.882%	(7,308)	(25,827)	18,519	Deutsche Bank AG
Federal Republic of Brazil	06/20/21	1.000%(Q)	200	1.882%	(4,872)	(17,301)	12,429	Citigroup Global Markets
Federal Republic of Brazil	06/20/21	1.000%(Q)	100	1.882%	(2,436)	(6,979)	4,543	JPMorgan Chase
Federal Republic of Brazil	06/20/22	1.000%(Q)	600	2.299%	(28,054)	(38,930)	10,876	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/22	1.000%(Q)	100	2.299%	(4,676)	(6,317)	1,641	Citigroup Global Markets
Federal Republic of Brazil	12/20/22	1.000%(Q)	7,500	2.515%	(453,838)	(150,744)	(303,094)	Morgan Stanley
Federal Republic of Brazil	06/20/23	1.000%(Q)	2,500	2.686%	(183,972)	(158,407)	(25,565)	Hong Kong & Shanghai Bank
Hellenic Republic of Greece	06/20/22	1.000%(Q)	980	3.178%	(75,003)	(169,159)	94,156	Citigroup Global Markets
Hellenic Republic of Greece	06/20/22	1.000%(Q)	240	3.178%	(18,368)	(42,627)	24,259	Goldman Sachs &Co.
Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	3.639%	(64,313)	(108,194)	43,881	Barclays Capital Group
Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	3.701%	(139,761)	(230,139)	90,378	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	2,170	0.704%	30,240	24,877	5,363	Goldman Sachs &Co.
Kingdom of Spain	06/20/23	1.000%(Q)	1,080	0.704%	15,050	11,624	3,426	Citigroup Global Markets
Petrobras International Finance Co.	03/20/20	1.000%(Q)	3,700	1.942%	(57,008)	(675,603)	618,595	Hong Kong & Shanghai Bank
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.427%	(29,539)	(31,242)	1,703	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.427%	(10,056)	(10,702)	646	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.427%	(10,056)	(10,899)	843	Citigroup Global Markets
Republic of Argentina	06/20/22	5.000%(Q)	12,900	4.158%	396,962	1,157,009	(760,047)	JPMorgan Chase
Republic of Argentina	06/20/22	5.000%(Q)	7,600	4.158%	233,869	717,105	(483,236)	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/22	5.000%(Q)	200	4.158%	6,154	18,962	(12,808)	Deutsche Bank AG
Republic of Colombia	12/20/22	1.000%(Q)	15,000	1.124%	(72,451)	58,481	(130,932)	Morgan Stanley
Republic of Indonesia	06/20/23	1.000%(Q)	5,000	1.365%	(80,765)	(52,548)	(28,217)	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2) (continued):
Republic of Italy	06/20/21	1.000%	(Q)	31,000	1.055%	$(37,928)	$(566,159)	$528,231	Citigroup Global Markets
Republic of Italy	06/20/21	1.000%	(Q)	10,100	1.931%	(256,764)	(168,497)	(88,267)	Bank of America
Republic of Italy	06/20/21	1.000%	(Q)	8,800	1.055%	(10,767)	(196,071)	185,304	Goldman Sachs & Co.
Republic of Italy	06/20/21	1.000%	(Q)	3,500	1.931%	(88,978)	(62,657)	(26,321)	JPMorgan Chase
Russian Federation	12/20/22	1.000%	(Q)	10,000	1.327%	(131,455)	(218,907)	87,452	Goldman Sachs & Co.
United Mexican States	12/20/22	1.000%	(Q)	3,300	1.215%	(28,328)	4,155	(32,483)	Citigroup Global Markets
United Mexican States	12/20/22	1.000%	(Q)	1,600	1.215%	(13,735)	(9,565)	(4,170)	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%	(Q)	32,400	1.337%	(485,127)	(305,892)	(179,235)	Hong Kong & Shanghai Bank
United Mexican States	06/20/23	1.000%	(Q)	5,400	1.337%	(80,854)	(52,928)	(27,926)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%	(Q)	2,800	1.337%	(41,925)	(30,784)	(11,141)	Bank of America

						$(1,779,907)	$(1,479,739)	$(300,168)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.HA.HY.30	06/20/23	5.000%	(Q)		2,223	$(142,838)	$(131,425)	$11,413
CDX.NA.HY.29	12/20/22	5.000%	(Q)		9,900	(787,743)	(611,091)	176,652
CDX.NA.IG.28	06/20/22	1.000%	(Q)		205,622	(4,047,203)	(3,456,369)	590,834
CDX.NA.IG.29.V1	12/20/22	1.000%	(Q)		58,100	(1,241,359)	(1,004,452)	236,907
CDX.NA.IG.29.V1	12/20/27	1.000%	(Q)		5,219	(2,383)	32,916	35,299
iTraxx Europe Series 26 V1	12/20/21	1.000%	(Q)	EUR	3,700	(60,195)	(81,514)	(21,319)
iTraxx Europe Series 28 V1	12/20/22	1.000%	(Q)	EUR	69,400	(1,999,212)	(1,316,273)	682,939
iTraxx Europe Series 28 V1	12/20/22	1.000%	(Q)	EUR	10,600	(297,505)	(201,044)	96,461

						$(8,578,438)	$(6,769,252)	$1,809,186

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.28	12/20/22	1.000%	(Q)	38,412	1.695%	$(353,390)	$(1,076,906)	$(723,516)
CDX.EM.29	06/20/23	1.000%	(Q)	181,500	1.903%	(3,668,093)	(7,229,267)	(3,561,174)

						$(4,021,483)	$(8,306,173)	$(4,284,690)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount# (000)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(2):
CMBX.NA.10.AAA	11/17/59	0.500%	(M)	5,000	$22,091	$57,438	$(35,347)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	6,000	*	$66,999	$(375,020)	$442,019	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	22,333	(443)	22,776	Goldman Sachs &Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,500	*	16,749	(332)	17,081	Goldman Sachs &Co.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	10,399	(172,053)	182,452	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	3,151	(51,756)	54,907	Goldman Sachs &Co.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	1,891	(41,882)	43,773	Bank of America

					$121,522	$(641,486)	$763,008

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Currency swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
AUD 5,900	3 Month BBSW plus 36.20 bps(Q)		4,677	3 Month LIBOR(Q)	BNP Paribas	09/26/27	$(1,026)	$30,379	$(31,405)
AUD 3,500	3 Month BBSW plus 36.75 bps(Q)		2,757	3 Month LIBOR(Q)	BNP Paribas	10/05/27	(55)	(5,075)	5,020
1,009	3 Month LIBOR(Q)	EUR	905	(0.613)%(Q)	JPMorgan Chase	02/22/20	(42,125)	—	(42,125)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Currency swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (continued):
AUD 1,236	3 Month BBSW plus 36.75 bps(Q)	967	3 Month LIBOR(Q)	Morgan Stanley	10/06/27	$(22)	$1,733	$(1,755)

						$(43,228)	$27,037	$(70,265)

Forward rate agreement outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate swap agreements:
234,300	07/26/18	2.820%(M)	7 Year CMS(1)(M)	$(6,795)	$—	$(6,795)	Citigroup Global Markets
234,300	07/26/18	3.988%(M)	CMM 102(1)(M)	(62,324)	—	(62,324)	Citigroup Global Markets

				$(69,119)	$—	$(69,119)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	330	04/15/20	1.000%(T)	France CPI ex Tobacco Household(2)(T)	$—	$1,643	$1,643
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(2)(T)	—	467	467
EUR	700	06/26/21	1.505%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(491)	(491)
EUR	460	12/15/21	1.165%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	300	8,645	8,345
EUR	3,950	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(57,178)	(57,178)
EUR	3,595	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(50,011)	(50,011)
EUR	2,110	01/15/23	1.350%(T)	France CPI ex Tobacco Household(1)(T)	495	(11,384)	(11,879)
EUR	13,600	06/15/23	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(870)	6,286	7,156
EUR	1,980	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	40,436	40,436
EUR	1,750	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	32,456	32,456
EUR	700	01/15/28	1.575%(T)	France CPI ex Tobacco Household(1)(T)	—	(2,878)	(2,878)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
EUR	3,720	02/15/28	1.590%(T)	France CPI ex Tobacco Household(1)(T)	$1	$(8,137)	$(8,138)
EUR	530	02/15/28	1.606%(T)	France CPI ex Tobacco Household(1)(T)	—	(89)	(89)
EUR	1,300	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(170)	(8,937)	(8,767)
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	108	1,146	1,038
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(534)	1,239	1,773
EUR	650	01/15/38	1.910%(T)	France CPI ex Tobacco Household(1)(T)	1,638	7,755	6,117
EUR	500	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,019	(5,919)	(6,938)
GBP	600	04/15/30	3.190%(T)	U.K. Retail Price Index(1)(T)	(34,052)	(3,163)	30,889
GBP	3,900	05/15/30	3.350%(T)	U.K. Retail Price Index(1)(T)	(43,957)	126,386	170,343
GBP	4,000	06/15/30	3.400%(T)	U.K. Retail Price Index(1)(T)	65,848	159,263	93,415
GBP	4,840	08/15/30	3.325%(T)	U.K. Retail Price Index(1)(T)	(15,007)	79,799	94,806
GBP	1,000	06/15/31	3.100%(T)	U.K. Retail Price Index(1)(T)	(103,355)	(79,734)	23,621
GBP	3,520	09/15/32	3.470%(T)	U.K. Retail Price Index(1)(T)	(7,170)	84,713	91,883
GBP	700	04/15/35	3.358%(T)	U.K. Retail Price Index(1)(T)	(15,733)	16,228	31,961
GBP	1,000	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(3,712)	42,547	46,259
GBP	790	10/15/46	3.585%(T)	U.K. Retail Price Index(2)(T)	(64,700)	(101,649)	(36,949)
GBP	2,280	03/15/47	3.428%(T)	U.K. Retail Price Index(2)(T)	112,907	(10,850)	(123,757)
GBP	340	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(15,207)	(15,207)
GBP	175	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	18,668	18,668
GBP	255	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(27,086)	(27,086)
GBP	110	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(20,916)	(20,916)
	660	03/23/19	2.070%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	38	1,055	1,017
	4,040	04/10/19	1.980%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	4,995	4,995
	2,170	05/08/19	1.925%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	3,105	3,105

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
110	04/25/20	2.143%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(2)	$(2)
3,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	18,669	18,669
2,900	11/23/20	2.026%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	30,714	30,714
2,800	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	30,143	30,143
2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	67,692	72,849	5,157
1,540	09/12/21	1.602%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	46,384	50,765	4,381
11,000	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(978,621)	(845,242)	133,379
1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	18,370	18,370
7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	41,001	41,001
4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(797)	5,020	5,817
1,140	05/09/23	2.262%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	2,081	2,081
1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	1,782	1,782
2,000	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(107,206)	(118,790)	(11,584)
1,540	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(71,132)	(79,613)	(8,481)
2,500	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(73,513)	(73,513)
1,230	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(27,498)	(27,498)
1,200	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(30,109)	(30,109)
2,800	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(69,317)	(69,317)
3,360	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	156	(80,352)	(80,508)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$7,941	$(10,501)	$(18,442)
1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	1,449	1,449
1,140	05/09/28	2.352%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	139	139
1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	2,013	2,013
500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(95)	78	173

				$(1,142,584)	$(826,661)	$315,923

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$357,293	$—	$357,293	Bank of America
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(169,616)	39,860	(209,476)	Deutsche Bank AG

				$187,677	$39,860	$147,817

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	41,400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	$12,790	$(45,553)	$(58,343)
BRL	34,104	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	(7,493)	(7,493)
BRL	24,079	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	360,643	360,643
BRL	20,613	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	(6,388)	(6,388)
BRL	18,000	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(132,485)	(132,485)
BRL	17,867	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(110,612)	(110,612)
BRL	12,155	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	145,504	145,504
BRL	11,715	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	169,715	169,715
BRL	7,570	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	94,254	94,254
BRL	10,359	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	124,088	124,088
BRL	6,160	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	(521)	71,984	72,505
BRL	11,639	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(298,524)	(298,524)
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(293,576)	(293,576)
BRL	7,520	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(124,454)	(124,454)
BRL	7,429	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(141,855)	(141,855)
BRL	8,400	01/04/27	11.970%(T)	1 Day BROIS(2)(T)	1,908	26,279	24,371
CAD	78,400	07/16/20	2.300%(S)	3 Month CDOR(2)(S)	(116,693)	23,085	139,778

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
CAD	19,900	09/15/27	1.850%(S)	3 Month CDOR(1)(S)	$528,213	$812,047	$283,834
EUR	3,775	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(4,077)	(4,266)	(189)
EUR	56,300	09/19/20	0.000%(A)	6 Month EURIBOR(2)(S)	2,158	176,213	174,055
EUR	1,270	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(6,013)	(6,739)	(726)
EUR	3,905	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	1,476	(12,189)	(13,665)
EUR	4,795	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(91,408)	(116,657)	(25,249)
EUR	21,500	09/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	(115,767)	227,856	343,623
EUR	47,600	12/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	(162,511)	318,576	481,087
EUR	4,080	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	19,665	(6,934)	(26,599)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	193	(2,222)	(2,415)
EUR	3,665	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(9,922)	(40,687)	(30,765)
EUR	4,310	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	172,311	49,009	(123,302)
EUR	18,400	09/19/28	1.250%(A)	6 Month EURIBOR(2)(S)	476,243	688,760	212,517
EUR	46,500	12/19/28	1.250%(A)	6 Month EURIBOR(2)(S)	791,859	1,449,490	657,631
EUR	1,650	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(396)	(31,303)	(30,907)
EUR	1,490	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	53,681	35,299	(18,382)
EUR	370	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	16,650	13,068	(3,582)
EUR	580	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	26,149	12,093	(14,056)
EUR	5,680	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(69,486)	(69,486)
EUR	5,680	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	75,090	75,090
EUR	985	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	40,665	18,390	(22,275)
EUR	1,500	03/16/46	1.500%(A)	6 Month EURIBOR(1)(S)	61,245	(25,365)	(86,610)
EUR	1,010	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(13,935)	(13,935)
EUR	1,010	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	14,037	14,037
EUR	3,480	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(7,567)	(7,567)
EUR	3,480	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	6,826	6,826
EUR	500	09/19/48	1.500%(A)	6 Month EURIBOR(2)(S)	(12,460)	4,346	16,806
EUR	4,100	12/19/48	1.500%(A)	6 Month EURIBOR(2)(S)	(96,526)	14,523	111,049
GBP	41,600	09/19/19	1.000%(A)	3 Month GBP LIBOR(2)(Q)	(67,477)	50,039	117,516

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
GBP	76,700	12/19/19	1.250%(A)	3 Month GBP LIBOR(2)(Q)	$111,522	$281,334	$169,812
GBP	41,600	09/18/20	1.000%(A)	3 Month GBP LIBOR(1)(Q)	232,902	79,689	(153,213)
GBP	27,500	09/19/20	1.250%(S)	6 Month GBP LIBOR(2)(S)	(2,115)	123,232	125,347
GBP	76,700	12/18/20	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(120,219)	(305,556)	(185,337)
GBP	8,500	09/19/23	1.500%(S)	6 Month GBP LIBOR(1)(S)	(1,771)	(86,173)	(84,402)
GBP	3,040	09/19/28	0.015%(S)	6 Month GBP LIBOR(1)(S)	77,303	18,987	(58,316)
GBP	400	09/19/28	1.500%(S)	6 Month GBP LIBOR(2)(S)	(2,789)	(2,498)	291
GBP	4,690	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	1,104	25,400	24,296
GBP	2,625	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(51,580)	(51,580)
GBP	2,890	09/19/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(184,863)	(115,076)	69,787
GBP	2,600	09/19/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(136,441)	(103,528)	32,913
JPY	3,535,000	12/20/19	0.250%(S)	6 Month JPY LIBOR(2)(S)	18,111	103,427	85,316
JPY	2,120,000	09/18/20	0.500%(S)	6 Month JPY LIBOR(2)(S)	290,438	221,263	(69,175)
JPY	2,260,000	12/20/21	0.500%(S)	6 Month JPY LIBOR(2)(S)	556,667	305,092	(251,575)
JPY	120,000	09/18/23	1.000%(S)	6 Month JPY LIBOR(1)(S)	(46,163)	(50,041)	(3,878)
JPY	8,200,000	03/20/24	0.100%(S)	6 Month JPY LIBOR(2)(S)	(243,249)	(177,649)	65,600
JPY	370,000	03/18/26	0.300%(S)	6 Month JPY LIBOR(1)(S)	(15,491)	(28,878)	(13,387)
JPY	940,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(17,023)	(40,910)	(23,887)
JPY	220,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	8,958	(9,574)	(18,532)
JPY	3,530,000	03/20/28	0.300%(S)	6 Month JPY LIBOR(1)(S)	161,558	(44,152)	(205,710)
JPY	260,000	06/18/28	0.399%(S)	6 Month JPY LIBOR(1)(S)	(248)	(26,312)	(26,064)
JPY	5,274,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(394,445)	(514,897)	(120,452)
JPY	180,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(10,461)	(17,573)	(7,112)
JPY	6,130,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(2)(S)	4,584,725	8,270,322	3,685,597
JPY	1,260,000	06/17/35	1.250%(S)	6 Month JPY LIBOR(2)(S)	1,672,772	1,294,366	(378,406)
JPY	260,000	09/20/46	0.500%(S)	6 Month JPY LIBOR(1)(S)	270,470	196,933	(73,537)
JPY	1,490,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	(313,069)	(573,929)	(260,860)
MXN	101,500	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(403,055)	(414,823)	(11,768)
NZD	155,500	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	171,038	360,151	189,113
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	10,087	(68,234)	(78,321)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
43,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	$—	$405,542	$405,542
19,940	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	—	170,053	170,053
24,405	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	91,459	91,459
51,470	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	343,108	343,108
77,370	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(4,441)	626,830	631,271
82,120	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	94,018	94,018
13,106	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	78,496	78,496
12,898	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	77,154	77,154
533,000	04/01/19	1.750%(S)	3 Month LIBOR(2)(Q)	(435,691)	(2,226,803)	(1,791,112)
27,530	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(13,883)	181,098	194,981
5,585	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	38,727	38,727
8,995	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	72,567	72,567
26,690	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	343,344	343,344
37,645	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,628	246,749	236,121
200	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(1,429)	2,021	3,450
104,255	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	324,281	704,650	380,369
58,570	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	7,453	141,830	134,377
32,650	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9,730	166,810	157,080
19,890	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	218	70,907	70,689
32,100	03/02/20	—(9)	—(9)	—	(1,123)	(1,123)
9,425	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	19,353	19,353
41,265	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(5,110)	4,413	9,523
7,800	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	2,010	10,591	8,581
533,000	04/01/20	2.000%(S)	3 Month LIBOR(1)(Q)	299,418	2,555,480	2,256,062
25,710	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	7,631	7,631
118,100	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	2,049,326	2,381,133	331,807
31,500	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	616,617	635,103	18,486
12,895	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	218,327	218,327
66,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	—	1,945,422	1,945,422
67,500	04/26/22	—(3)	—(3)	—	(11,924)	(11,924)
4,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	19,356	19,356
11,900	06/12/22	—(5)	—(5)	—	14,982	14,982
9,100	06/12/22	—(6)	—(6)	—	16,300	16,300
46,700	06/19/22	—(7)	—(7)	(3,503)	49,093	52,596
11,100	12/16/22	2.250%(S)	3 Month LIBOR(2)(Q)	77,072	(299,411)	(376,483)
20,200	12/20/22	2.250%(S)	3 Month LIBOR(2)(Q)	(15,456)	(547,771)	(532,315)
12,800	12/20/22	2.250%(S)	3 Month LIBOR(2)(Q)	16,122	(346,462)	(362,584)
34,100	04/27/23	—(4)	—(4)	—	(6,177)	(6,177)
30,500	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(1,054,102)	(1,275,890)	(221,788)
12,100	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(467,455)	(506,173)	(38,718)
5,300	10/19/23	2.655%(S)	3 Month LIBOR(2)(Q)	—	(68,118)	(68,118)
3,000	11/19/23	2.670%(S)	3 Month LIBOR(2)(Q)	—	(37,571)	(37,571)
3,000	12/12/23	2.681%(S)	3 Month LIBOR(2)(Q)	—	(36,798)	(36,798)
8,100	12/19/23	2.500%(S)	3 Month LIBOR(2)(Q)	(65,124)	(167,612)	(102,488)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
20,790	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	$(29,385)	$653,636	$683,021
17,357	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(18,884)	579,163	598,047
7,650	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	18,313	270,628	252,315
3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	138,784	138,784
77,470	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	326,551	2,743,836	2,417,285
27,715	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	93,140	972,294	879,154
10,825	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	384,489	384,489
27,025	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	84,797	882,839	798,042
3,400	02/14/25	—(8)	—(8)	—	1,432	1,432
5,430	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,311	18,205	13,894
840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(6,853)	(6,853)
7,100	04/30/25	2.683%(A)	1 Day USOIS(1)(A)	2,834	(86,547)	(89,381)
5,000	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(78)	(70,419)	(70,341)
2,400	04/30/25	2.673%(A)	1 Day USOIS(1)(A)	—	(27,205)	(27,205)
2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(32,023)	(32,023)
2,200	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(28,653)	(28,653)
1,900	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(60)	(20,909)	(20,849)
3,700	04/21/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	108,237	108,237
9,700	04/27/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	283,690	283,690
12,600	07/20/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	612,576	612,576
23,000	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	404,687	969,051	564,364
3,500	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	170,117	170,117
2,600	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	29,472	64,785	35,313
15,890	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(434,725)	1,398,339	1,833,064
15,149	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	200,925	811,035	610,110
7,220	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(4,905)	243,002	247,907
6,825	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,689	323,645	315,956
2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	103,794	103,794
4,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	228,196	228,196
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	182,653	182,653
1,835	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	89,729	89,729
830	04/17/28	3.100%(S)	3 Month LIBOR(1)(Q)	(5,243)	(2,532)	2,711
23,400	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	1,430,159	1,384,449	(45,710)
6,300	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	448,114	392,226	(55,888)
5,930	06/20/28	0.023%(S)	3 Month LIBOR(1)(Q)	(407,590)	(369,190)	38,400
5,500	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	303,358	325,405	22,047

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
	9,460	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	$—	$(572,224)	$(572,224)
	14,875	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(97,874)	(1,225,704)	(1,127,830)
	7,490	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	504,108	504,108
	3,850	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	43,075	43,075
	2,750	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	555,961	555,961
	2,990	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(226,073)	(226,073)
	435	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	23,061	23,061
	1,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	395,055	395,055
	2,640	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	214,680	214,680
	2,640	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	6,167	245,762	239,595
	39,200	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(1,309,159)	1,822,940	3,132,099
	1,232	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	6,870	(15,992)	(22,862)
	620	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	1,548	(6,336)	(7,884)
	600	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	1,449	3,147	1,698
	2,885	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(46,153)	(46,153)
	1,045	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	83,571	83,571
	970	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	61,153	61,153
	2,100	06/19/48	2.150%(S)	3 Month LIBOR(1)(Q)	—	360,626	360,626
	7,700	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	853,371	762,325	(91,046)
	4,100	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	489,867	404,814	(85,053)
	1,000	10/25/48	2.969%(S)	3 Month LIBOR(1)(Q)	—	2,654	2,654
	710	11/19/48	2.951%(S)	3 Month LIBOR(1)(Q)	—	4,668	4,668
	200	12/12/48	2.953%(S)	3 Month LIBOR(1)(Q)	—	1,280	1,280
ZAR	300,600	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	60,148	(496,208)	(556,356)

					$11,610,236	$34,924,545	$23,314,309

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
ILS	66,400	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	$20,370	$—	$20,370	Goldman Sachs & Co.
ILS	74,200	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	6,286	—	6,286	JPMorgan Chase
ILS	68,900	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	24,715	5,218	19,497	Goldman Sachs & Co.
ILS	33,500	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	12,017	—	12,017	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (continued):
ILS	22,700	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	$8,143	$—	$8,143	Hong Kong & Shanghai Bank
ILS	13,900	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	(20,705)	—	(20,705)	Goldman Sachs & Co.
ILS	16,000	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	18,952	—	18,952	JPMorgan Chase
ILS	14,800	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(12,486)	—	(12,486)	Goldman Sachs & Co.
ILS	7,000	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(5,905)	—	(5,905)	Bank of America
ILS	4,700	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(3,965)	306	(4,271)	Hong Kong & Shanghai Bank
KRW	15,054,200	07/10/27	2.030%(Q)	3 Month KWCDC(1)(Q)	170,282	—	170,282	BNP Paribas
KRW	6,914,800	07/10/27	1.993%(Q)	3 Month KWCDC(1)(Q)	97,845	—	97,845	JPMorgan Chase

					$315,549	$5,524	$310,025

Cash of $2,045,000 and $4,212,757 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, and securities with combined market values of $12,265,234 and $42,490,640 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4)	Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6)	Portfolio pays the floating rate of 1 Month LIBOR quarterly plus 7.00 bps and receives the floating rate of 3 Month LIBOR quarterly.

(7)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8)	Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

(9)	Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	08/15/18	422	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	$(1,097)	$—	$(1,097)
BNP Paribas	08/01/18	(145)	Pay $0.046656 strike price and receive variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	(5,480)	—	(5,480)
BNP Paribas	12/31/20	(1)	Pay $10.00 strike price and receive variance based on EURMARGIN upon termination	(392)	—	(392)
BNP Paribas	12/31/18	(3)	Pay $12.70 strike price and receive variance based on NAPGASFO upon termination	(4,467)	(1,260)	(3,207)
BNP Paribas	12/31/18	(6)	Pay $3.33 strike price and receive variance based on EURSIMP upon termination	(2,864)	(354)	(2,510)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
BNP Paribas	08/15/18	(179)	Pay or receive monthly amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index -5bps	$7,706	$—	$7,706
BNP Paribas	12/31/18	1	Receive $12.06 strike price and pay variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	2,318	—	2,318
BNP Paribas	12/31/18	(1)	Receive $14.65 strike price and pay variance based on energy petroleum crack spread upon termination	(5,404)	—	(5,404)
BNP Paribas	06/30/19	13	Receive $3.02 strike price and pay variance based on BRTDUBAI Calendar Swap upon termination	219	63	156
BNP Paribas	07/09/19	— (r)	Receive $410.75 strike price and pay variance based on Commodity swap on platinum and gold upon termination	(729)	—	(729)
BNP Paribas	07/31/18	1	Receive $8.42 strike price and pay variance based on EURSIMP upon termination	931	—	931
BNP Paribas	08/15/18	4,996	Receive monthly fixed payments on Bloomberg Commodity Index 1-Month Forward Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	(15,222)	—	(15,222)
BNP Paribas	08/15/18	19,188	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	(54,600)	(15,071)	(39,529)
BNP Paribas	08/15/18	90,684	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	(235,909)	—	(235,909)
BNP Paribas	11/07/18	43,018	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +43bps	1,359,389	—	1,359,389
Canadian Imperial Bank of Commerce	08/15/18	9,138	Pay or receive monthly amounts based on market fluctuation on CIBZCI7F Index	28,307	—	28,307
Citigroup Global Markets	12/31/21	(10)	Pay $1.84 and receive variance based on MEHMIDCAL20-21 upon termination	(21,438)	(384)	(21,054)
Citigroup Global Markets	09/30/18	1	Pay $20.10 strike price and receive variance based on Western Canadian crude oil upon termination	1,595	390	1,205
Citigroup Global Markets	08/15/18	4,053	Pay or receive monthly amounts based on market value fluctuation of Citi Congestion Ex PM M F2 Index	(1,624)	—	(1,624)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Citigroup Global Markets	08/15/18	4,103	Pay or receive monthly amounts based on market value fluctuation of Citi Congestion Ex PM M F3 Index	$(7,515)	$—	$(7,515)
Citigroup Global Markets	12/31/18	11	Receive $15.45 strike price and pay variance based on Western Canadian crude oil upon termination	84,321	26,210	58,111
Citigroup Global Markets	12/31/18	(2)	Receive $19.10 strike price and pay variance based on Western Canadian crude oil upon termination	(10,150)	(9,120)	(1,030)
Citigroup Global Markets	12/31/18	— (r)	Receive $19.75 strike price and pay variance based on Western Canadian crude oil upon termination	(1,709)	—	(1,709)
Citigroup Global Markets	08/15/18	12,814	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	(33,339)	—	(33,339)
Citigroup Global Markets	08/15/18	56,531	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +15bps	(138,284)	—	(138,284)
Credit Suisse First Boston Corp.	01/12/41	3,317	Receive monthly fixed payments on the IOS.FN30.450.10 Index and pay monthly variable payments based on 1 Month LIBOR	(13,951)	(10,165)	(3,786)
Goldman Sachs & Co.	07/29/20	15	Pay $0.070225 strike price and receive variance based on GOLDLNPM upon termination	75,905	—	75,905
Goldman Sachs & Co.	09/09/20	7	Pay $0.0784 strike price and receive variance based on GOLDLNPM upon termination	38,987	—	38,987
Goldman Sachs & Co.	12/31/18	2	Pay $10.85 and receive variance based on European 50/50 Refining Margin upon termination	1,752	284	1,468
Goldman Sachs & Co.	12/31/18	(1)	Pay $14.90 strike price and receive variance based on HSFOEW upon termination	(2,184)	—	(2,184)
Goldman Sachs & Co.	06/30/19	(13)	Pay $2.42 strike price and receive variance based on BRTDUBAI upon termination	(7,338)	—	(7,338)
Goldman Sachs & Co.	09/30/18	— (r)	Pay $20.00 strike price and receive variance based on Western Canadian crude oil upon termination	552	—	552
Goldman Sachs & Co.	12/31/18	(1)	Pay $5.95 strike price and receive variance based on EURMARGIN upon termination	(310)	—	(310)
Goldman Sachs & Co.	09/30/18	(2)	Pay $7.40 strike price and receive variance based on spread between HSFOCO upon termination	(56)	(118)	62

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Goldman Sachs & Co.	08/15/18	(296)	Pay or receive monthly amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index -5bps	$12,726	$—	$12,726
Goldman Sachs & Co.	02/15/19	11,414	Pay or receive monthly amounts based on market value fluctuation of CMDSKEWLS +25bps	162,264	—	162,264
Goldman Sachs & Co.	08/01/18	(114)	Receive $0.030625 strike price and pay variance based on S&P GSCI Aluminum Official Close Index Excess Return Index upon termination	(173)	—	(173)
Goldman Sachs & Co.	08/01/18	(104)	Receive $0.3705625 strike price and pay variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	(181,541)	—	(181,541)
Goldman Sachs & Co.	12/31/18	3	Receive $1.05 strike price and pay variance based on MIDWTI upon termination	31,062	—	31,062
Goldman Sachs & Co.	12/31/18	(2)	Receive $14.65 strike price and pay variance based on energy petroleum crack spread upon termination	(6,485)	—	(6,485)
Goldman Sachs & Co.	12/31/18	(1)	Receive $20.10 strike price and pay variance based on Western Canadian crude oil upon termination	(3,072)	—	(3,072)
Goldman Sachs & Co.	07/31/18	1	Receive $8.42 strike price and pay variance based on EURSIMP upon termination	1,862	—	1,862
Goldman Sachs & Co.	08/15/18	31,810	Receive monthly fixed payments on Bloomberg Commodity Index 1-Month Forward Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	(96,913)	—	(96,913)
Goldman Sachs & Co.	08/15/18	4,827	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +13bps	(12,557)	—	(12,557)
JPMorgan Chase	12/31/18	2	Pay $11.01 and receive variance based on European 50/50 Refining Margin upon termination	1,281	—	1,281
JPMorgan Chase	12/31/18	2	Pay $12.00 strike price and receive variance based on NAPGASFO upon termination	2,889	2,304	585
JPMorgan Chase	12/31/18	(1)	Pay $14.75 strike price and receive variance based on HSFOEW upon termination	(2,748)	(148)	(2,600)
JPMorgan Chase	12/31/18	3	Pay $2.60 strike price and receive variance based on EURSIMP upon termination	694	—	694
JPMorgan Chase	12/31/18	(1)	Pay $3.30 strike price and receive variance based on EURSIMP upon termination	(510)	—	(510)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
JPMorgan Chase	08/15/18	11,185	Pay or receive monthly amounts based on market fluctuation on JMABNIC2 Index plus 17 bps	$18,815	$—	$18,815
JPMorgan Chase	08/15/18	5,069	Pay or receive monthly amounts based on market value fluctuation of JMABCTNE Index +15bps	241	—	241
JPMorgan Chase	08/15/18	12,458	Pay or receive monthly amounts based on market value fluctuation of JMABDEWE Index +30bps	185,684	—	185,684
JPMorgan Chase	11/23/18	(914)	Receive $0.030625 strike price and pay variance based on Corn Futures upon termination	(28,482)	—	(28,482)
JPMorgan Chase	08/01/18	(208)	Receive $0.03671056 strike price and pay variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	(3,524)	—	(3,524)
JPMorgan Chase	07/29/20	(1,374)	Receive $0.03861225 strike price and pay variance based on GOLDLNPM upon termination	(29,845)	—	(29,845)
JPMorgan Chase	07/29/20	(135)	Receive $0.03976036 strike price and pay variance based on GOLDLNPM upon termination	(3,088)	—	(3,088)
JPMorgan Chase	09/09/20	(714)	Receive $0.04268356 strike price and pay variance based on GOLDLNPM upon termination	(14,802)	—	(14,802)
JPMorgan Chase	10/31/18	(65)	Receive $0.053361 strike and pay variance based on SLVRLND upon termination	(1,843)	—	(1,843)
JPMorgan Chase	09/30/18	(1)	Receive $10.25 strike price and pay variance based on spread between HSFOCO upon termination	(725)	—	(725)
JPMorgan Chase	12/31/18	1	Receive $14.90 strike price and pay variance based on energy petroleum crack spread upon termination	4,450	—	4,450
JPMorgan Chase	09/30/18	2	Receive $7.90 strike price and pay variance based on spread between HSFOCO upon termination	4,418	—	4,418
JPMorgan Chase	08/15/18	88	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +13bps	(230)	—	(230)
JPMorgan Chase	08/15/18	8,149	Receive monthly fixed payments on the JPMorgan FNJ 1 Index and pay monthly variable payments based on the U.S. Treasury Bill +35bps	202,427	—	202,427
JPMorgan Chase	08/22/18	999	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +42.50bps	42,376	—	42,376

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Morgan Stanley	05/12/20	(321)	Pay $0.0196 strike and receive variance based on GOLDLNPM upon termination	$(871)	$—	$(871)
Morgan Stanley	10/31/18	597	Pay $0.02030625 strike and receive variance based on GOLDLNPM upon termination	6,478	—	6,478
Morgan Stanley	10/25/18	(699)	Pay $0.020449 strike and receive variance based on GOLDLNPM upon termination	(7,780)	—	(7,780)
Morgan Stanley	10/08/19	(571)	Pay $0.030625 strike and receive variance based on GOLDLNPM upon termination	(9,451)	—	(9,451)
Morgan Stanley	07/26/19	592	Pay $0.0324 strike and receive variance based on GOLDLNPM upon termination	9,624	—	9,624
Morgan Stanley	07/17/19	579	Pay $0.03294225 strike and receive variance based on GOLDLNPM upon termination	9,883	—	9,883
Morgan Stanley	12/31/18	(2)	Pay $10.90 and receive variance based on European 50/50 Refining Margin upon termination	(1,872)	—	(1,872)
Morgan Stanley	12/31/18	1	Pay $11.10 and receive variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	1,174	—	1,174
Morgan Stanley	12/31/18	(2)	Pay $11.15 and receive variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	(1,850)	—	(1,850)
Morgan Stanley	12/31/18	4	Pay $5.77 strike price and receive variance based on EURMARGIN upon termination	1,510	—	1,510
Morgan Stanley	12/31/18	2	Pay $5.77 strike price and receive variance based on EURMARGIN upon termination	755	—	755
Morgan Stanley	12/31/18	(2)	Pay $5.80 strike price and receive variance based on EURMARGIN upon termination	(231)	—	(231)
Morgan Stanley	12/31/18	4	Pay $5.81 strike price and receive variance based on EURMARGIN upon termination	1,367	—	1,367
Morgan Stanley	12/31/18	(1)	Pay $5.94 strike price and receive variance based on EURMARGIN upon termination	(224)	—	(224)
Morgan Stanley	12/31/18	2	Pay $5.98 strike price and receive variance based on EURMARGIN upon termination	380	—	380
Morgan Stanley	12/31/18	1	Pay $6.42 strike price and receive variance based on EURMARGIN upon termination	434	—	434
Morgan Stanley	12/31/19	1	Pay $7.15 strike price and receive variance based on EURMARGIN upon termination	31	—	31
Morgan Stanley	09/30/18	1	Pay $7.35 strike price and receive variance based on spread between HSFOCO upon termination	2,866	—	2,866

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Morgan Stanley	09/30/18	(1)	Pay $7.40 strike price and receive variance based on spread between HSFOCO upon termination	$(2,807)	$—	$(2,807)
Morgan Stanley	12/31/19	5	Pay $8.92 strike price and receive variance based on EURMARGIN upon termination	313	—	313
Morgan Stanley	05/12/20	210	Receive $0.045796 strike and pay variance based on SLVRLND upon termination	5,695	—	5,695
Morgan Stanley	12/19/18	2,386	Receive $0.0484 strike and pay variance based on SLVRLND upon termination	48,865	—	48,865
Morgan Stanley	12/03/18	220	Receive $0.05175625 strike and pay variance based on SLVRLND upon termination	5,435	—	5,435
Morgan Stanley	10/25/18	432	Receive $0.05359225 strike and pay variance based on SLVRLND upon termination	12,510	—	12,510
Morgan Stanley	10/31/18	(365)	Receive $0.05405625 strike and pay variance based on SLVRLND upon termination	(10,617)	—	(10,617)
Morgan Stanley	10/31/18	(430)	Receive $0.05405625 strike and pay variance based on SLVRLND upon termination	(12,493)	—	(12,493)
Morgan Stanley	11/06/18	215	Receive $0.05405625 strike and pay variance based on SLVRLND upon termination	6,269	—	6,269
Morgan Stanley	10/08/19	377	Receive $0.070225 strike and pay variance based on SLVRLND upon termination	12,461	—	12,461
Morgan Stanley	07/17/19	(388)	Receive $0.07317025 strike and pay variance based on SLVRLND upon termination	(14,789)	—	(14,789)
Morgan Stanley	07/26/19	(392)	Receive $0.073984 strike price and pay variance based on SLVRLND upon termination	(15,080)	—	(15,080)
Morgan Stanley	09/30/18	(1)	Receive $10.50 strike price and pay variance based on spread between HSFOCO upon termination	(1,024)	—	(1,024)
Morgan Stanley	12/31/18	2	Receive $12.10 strike price and pay variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	3,548	—	3,548
Morgan Stanley	12/31/18	(1)	Receive $3.47 strike price and pay variance based on EURSIMP upon termination	(949)	—	(949)
Morgan Stanley	12/31/18	(1)	Receive $3.47 strike price and pay variance based on EURSIMP upon termination	(949)	—	(949)
Morgan Stanley	09/12/18	8,718	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +42.50bps	369,679	—	369,679

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Societe Generale	06/08/20	(262)	Pay $0.01782225 strike and receive variance based on GOLDLNPM upon termination	$(7,996)	$—	$(7,996)
Societe Generale	10/26/18	(301)	Receive $0.027556 strike price and pay variance based on Soybean Futures upon termination	(7,854)	—	(7,854)
Societe Generale	06/08/20	167	Receive $0.0441 strike and pay variance based on SLVRLND upon termination	4,129	—	4,129

				$1,729,140	$(7,369)	$1,736,509

(r)	Less than $500 par.

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(69,119)
OTC Swap Agreements	$2,171,825	$(4,900,939)	$6,118,523	$(3,489,073)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,532,590,432	$—	$—
Common Stocks	3,093,581,567	1,339,265,442	83
Preferred Stocks	24,859,370	—	—
Rights	151,284	—	—
Unaffiliated Exchange Traded Funds	870,018,896	—	—
Asset-Backed Securities
Automobiles	—	3,695,032	—
Collateralized Loan Obligations	—	184,912,076	6,982,500
Consumer Loans	—	21,248,187	—
Credit Cards	—	2,503,447	—
Home Equity Loans	—	44,809,699	—
Other	—	1,249,861	—
Residential Mortgage-Backed Securities	—	81,979,083	—
Student Loans	—	8,600,643	—
Bank Loans	—	10,611,062	—
Commercial Mortgage-Backed Securities	—	118,584,436	—
Corporate Bonds	—	916,712,872	—
Sovereign Bonds	—	394,313,379	—
Municipal Bonds	—	20,410,140	—
Residential Mortgage-Backed Securities	—	158,816,520	—
U.S. Government Agency Obligations	—	255,341,077	—
U.S. Treasury Obligations	—	841,987,106	—

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Repurchase Agreement	$—	$2,600,000	$—
Foreign Treasury Obligations	—	10,536,018	—
Certificate of Deposit	—	8,295,334	—
Commercial Paper	—	23,064,283	—
Bankers Acceptances	—	5,019,485	—
Options Purchased	9,179	559,706	—
Options Written	(643,520)	(605,701)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(14,903,710)	—
Financial Futures Contracts	1,093,585	—	—
Commodity Futures Contracts	938,850	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,232,722	—
OTC Cross Currency Exchange Contracts	—	708	—
Centrally Cleared Credit Default Swap Agreements	—	(2,608,563)	—
OTC Credit Default Swap Agreements	—	(2,288,802)	—
OTC Currency Swap Agreements	—	(43,228)	—
OTC Forward Rate Swap Agreements	—	(69,119)	—
OTC Inflation Swap Agreements	—	187,677	—
Centrally Cleared Inflation Swap Agreements	—	315,923	—
Centrally Cleared Interest Rate Swap Agreements	—	23,314,309	—
OTC Interest Rate Swap Agreements	—	315,549	—
OTC Total Return Swap Agreements	—	1,729,140	—

Total	$5,522,599,643	$4,464,691,793	$6,982,583

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (6.9% represents investments purchased with collateral from securities on loan)	17.2%
Unaffiliated Exchange Traded Funds	9.8
U.S. Treasury Obligations	9.5
Banks	7.2
Sovereign Bonds	4.4
Software	3.2
Internet Software & Services	3.1
Pharmaceuticals	2.9
U.S. Government Agency Obligations	2.9
Oil, Gas & Consumable Fuels	2.8
Residential Mortgage-Backed Securities	2.7
Equity Real Estate Investment Trusts (REITs)	2.6
Insurance	2.3
Collateralized Loan Obligations	2.2
Capital Markets	2.0
IT Services	1.8
Health Care Equipment & Supplies	1.7
Hotels, Restaurants & Leisure	1.4
Commercial Mortgage-Backed Securities	1.3
Electric Utilities	1.3
Chemicals	1.2
Internet & Direct Marketing Retail	1.2
Machinery	1.1
Media	1.1
Semiconductors & Semiconductor Equipment	1.1

Aerospace & Defense	1.0%
Food Products	1.0
Beverages	0.8
Biotechnology	0.8
Building Products	0.8
Airlines	0.7
Diversified Financial Services	0.7
Electronic Equipment, Instruments & Components	0.7
Food & Staples Retailing	0.7
Household Products	0.7
Oil & Gas	0.7
Air Freight & Logistics	0.6
Auto Components	0.6
Automobiles	0.6
Communications Equipment	0.6
Diversified Telecommunication Services	0.5
Electric	0.5
Health Care Providers & Services	0.5
Home Equity Loans	0.5
Metals & Mining	0.5
Telecommunications	0.5
Auto Manufacturers	0.4
Energy Equipment & Services	0.4
Industrial Conglomerates	0.4
Life Sciences Tools & Services	0.4
Road & Rail	0.4
Specialty Retail	0.4
Commercial Paper	0.3
Containers & Packaging	0.3
Household Durables	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Personal Products	0.3%
Pipelines	0.3
Professional Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Commercial Services	0.2
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Construction Materials	0.2
Consumer Loans	0.2
Foods	0.2
Health Care Technology	0.2
Healthcare-Services	0.2
Multiline Retail	0.2
Multi-Utilities	0.2
Municipal Bonds	0.2
Real Estate Investment Trusts (REITs)	0.2
Tobacco	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Agriculture	0.1
Auto Parts & Equipment	0.1
Bankers Acceptances	0.1
Certificates of Deposit	0.1
Computers	0.1
Consumer Finance	0.1
Electrical Equipment	0.1
Foreign Treasury Obligations	0.1
Gas	0.1
Healthcare-Products	0.1
Holding Companies-Diversified	0.1
Home Builders	0.1
Independent Power & Renewable Electricity Producers	0.1
Internet	0.1
Leisure Products	0.1
Mining	0.1
Multi-National	0.1
Paper & Forest Products	0.1
Real Estate	0.1
Real Estate Management & Development	0.1
Retail	0.1
Semiconductors	0.1

Student Loans	0.1%
Thrifts & Mortgage Finance	0.1
Transportation	0.1
Trucking & Leasing	0.1
Apparel	0.0	*
Building Materials	0.0	*
Options Purchased	0.0	*
Credit Cards	0.0	*
Distributors	0.0	*
Electronics	0.0	*
Entertainment	0.0	*
Food & Beverage	0.0	*
Forest Products & Paper	0.0	*
Healthcare & Pharmaceutical	0.0	*
Home Furnishings	0.0	*
Household Products/Wares	0.0	*
Housewares	0.0	*
Iron/Steel	0.0	*
Lodging	0.0	*
Machinery-Construction & Mining	0.0	*
Machinery-Diversified	0.0	*
Marine	0.0	*
Miscellaneous Manufacturing	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Office/Business Equipment	0.0	*
Oil & Gas Services	0.0	*
Other	0.0	*
Packaging & Containers	0.0	*
Repurchase Agreement	0.0	*
Savings & Loans	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*

	112.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(12.1)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging	Asset Derivatives			Liability Derivatives
instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker — variation margin futures	$3,599,423	*	Due from/to broker — variation margin futures	$2,660,573	*
Commodity contracts	Premiums paid for OTC swap agreements	29,251		Premiums received for OTC swap agreements	26,455
Commodity contracts	Unaffiliated investments	140		Options written outstanding, at value	158,469
Commodity contracts	Unrealized appreciation on OTC swap agreements	975,944		Unrealized depreciation on OTC swap agreements	1,007,093
Credit contracts	Due from/to broker — variation margin swaps	1,856,149	*	Due from/to broker — variation margin swaps	4,464,712	*
Credit contracts	Premiums paid for OTC swap agreements	2,065,078		Premiums received for OTC swap agreements	4,859,244

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Derivatives not accounted for as hedging	Asset Derivatives			Liability Derivatives
instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unaffiliated investments	$6,479		Options written outstanding, at value	$202,206
Credit contracts	Unrealized appreciation on OTC swap agreements	2,655,430		Unrealized depreciation on OTC swap agreements	2,150,066
Equity contracts	—	—		Due from/to broker — variation margin futures	8,207,526	*
Equity contracts	Unaffiliated investments	151,284		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	1,771,444		—	—
Foreign exchange contracts	Unaffiliated investments	435,543		Options written outstanding, at value	267,735
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	21,746		Unrealized depreciation on OTC cross currency exchange contracts	21,038
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,039,610		Unrealized depreciation on OTC forward foreign currency exchange contracts	7,806,888
Interest rate contracts	Due from/to broker — variation margin futures	12,564,404	*	Due from/to broker — variation margin futures	3,263,293	*
Interest rate contracts	Due from/to broker — variation margin swaps	34,758,505	*	Due from/to broker — variation margin swaps	11,128,273	*
Interest rate contracts	Premiums paid for OTC swap agreements	77,496		Premiums received for OTC swap agreements	15,240
Interest rate contracts	Unaffiliated investments	126,723		Options written outstanding, at value	620,811
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	69,119
Interest rate contracts	Unrealized appreciation on OTC swap agreements	715,705		Unrealized depreciation on OTC swap agreements	331,914

Total		$73,850,354			$47,260,655

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Commodity contracts	$—	$(96,096)	$330,593	$362,507	$—	$—	$12,834,211
Credit contracts	—	33,350	241,100	—	—	—	7,171,345
Equity contracts	75,926	—	—	10,940,579	—	—	(5,482,061)
Foreign exchange contracts	—	(11,440)	887,417	—	(5,850,608)	—	—
Interest rate contracts	—	(1,059,965)	1,834,992	(32,940,430)	—	(120,320)	13,817,785

Total	$75,926	$(1,134,151)	$3,294,102	$(21,637,344)	$(5,850,608)	$(120,320)	$28,341,280

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Commodity contracts	$—	$72,986	$(131,851)	$340,512	$—	$—	$(13,440,615)
Credit contracts	—	(17,537)	(136,818)	—	—	—	(11,359,835)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Equity contracts	$2,087	$—	$—	$(10,522,344)	$—	$—	$2,627,557
Foreign exchange contracts	—	94,870	(209,630)	—	18,815,096	—	—
Interest rate contracts	—	551,770	(631,168)	12,386,038	—	(75,720)	12,246,214

Total	$2,087	$702,089	$(1,109,467)	$2,204,206	$18,815,096	$(75,720)	$(9,926,679)

(2)

Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)
$1,261,190	$471,960,583	$2,507,687,506	$1,400,723,653	$477,778,093	$912,436,030

Cross Currency Exchange Contracts(4)	Credit Default Swap Agreements - Buy Protection(3)	Credit Default Swap Agreements - Sell Protection(3)	Currency Swap Agreements(3)	Forward Rate Agreements(3)	Inflation Swap Agreements(3)	Interest Rate Swap Agreements(3)	Total Return Swap Agreements(3)
$2,963,968	$449,355,915	$413,690,912	$60,870,339	$240,266,667	$157,590,400	$4,378,023,650	$392,250,159

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$596,306,759	$(596,306,759)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America(3)	$415,804	$—	$415,804	$(266,000)	$149,804
Bank of America(4-a)	14,095	(329,726)	(315,631)	—	(315,631)
Bank of America(4-b)	401,066	(42,979)	358,087	(260,000)	98,087
Barclays Capital Group(3)	43,881	(108,194)	(64,313)	64,313	—
Barclays Capital Group(4-b)	12,584	(3,787)	8,797	—	8,797
BNP Paribas(3)	—	(30)	(30)	—	(30)
BNP Paribas(4-a)	1,551,456	(2,567,477)	(1,016,021)	—	(1,016,021)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
BNP Paribas(4-b)	$1,691,715	$(668,125)	$1,023,590	$(479,000)	$544,590
Canadian Imperial Bank of Commerce(4-b)	28,307	—	28,307	—	28,307
Citigroup Global Markets(3)	224,682	(582,601)	(357,919)	190,000	(167,919)
Citigroup Global Markets(4-a)	3,294,453	(1,890,296)	1,404,157	(1,404,157)	—
Citigroup Global Markets(4-b)	254,656	(331,209)	(76,553)	76,553	—
Credit Suisse First Boston Corp.(3)	442,019	(388,971)	53,048	—	53,048
Credit Suisse First Boston Corp.(4-a)	86,875	(42,269)	44,606	—	44,606
Credit Suisse First Boston Corp.(4-b)	6,446	—	6,446	—	6,446
Deutsche Bank AG(3)	57,438	(35,347)	22,091	—	22,091
Deutsche Bank AG(4-a)	157,413	(367,066)	(209,653)	209,653	—
Deutsche Bank AG(4-b)	284,752	(444,687)	(159,935)	—	(159,935)
Goldman Sachs & Co.(3)	96,451	(46,703)	49,748	—	49,748
Goldman Sachs & Co.(4-a)	717,755	(855,761)	(138,006)	138,006	—
Goldman Sachs & Co.(4-b)	657,640	(467,626)	190,014	(190,014)	—
Hong Kong & Shanghai Bank(4-a)	2,165,472	(3,861,120)	(1,695,648)	1,695,648	—
Hong Kong & Shanghai Bank(4-b)	492,009	(257,914)	234,095	(220,000)	14,095
JPMorgan Chase(3)	7,802	(42,125)	(34,323)	—	(34,323)
JPMorgan Chase(4-a)	2,487,958	(1,310,038)	1,177,920	(1,177,920)	—
JPMorgan Chase(4-b)	632,404	(105,147)	527,257	(527,257)	—
Morgan Stanley(3)	—	(14,927)	(14,927)	—	(14,927)
Morgan Stanley(4-a)	781,654	(646,842)	134,812	(134,812)	—
Morgan Stanley(4-b)	664,806	(182,739)	482,067	(232,000)	250,067
NatWest Markets Securities Inc.(4-a)	—	(482,545)	(482,545)	482,545	—
Royal Bank of Canada(4-a)	5,350	—	5,350	—	5,350
Societe Generale(4-b)	4,129	(39,289)	(35,160)	—	(35,160)
Standard Chartered PLC(4-a)	462,491	(368,190)	94,301	—	94,301
Standard Chartered PLC(4-b)	35,901	(35,791)	110	—	110
Toronto Dominion(3)	2,096,850	—	2,096,850	(2,096,850)	—
UBS AG(4-a)	612,231	(350,601)	261,630	(261,630)	—
UBS AG(4-b)	22,865	(22,636)	229	—	229

	$20,911,410	$(16,892,758)	$4,018,652	$(4,392,922)	$(374,270)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

(3)	PGIM Fixed Income (Core Plus)

(4-a)	PIMCO (International Hedge)

(4-b)	PIMCO (Real Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $596,306,759:
Unaffiliated investments (cost $7,497,029,041)	$8,450,717,767
Affiliated investments (cost $1,451,933,768)	1,532,590,432
Cash	339,722
Foreign currency, at value (cost $34,974,600)	34,142,328
Deposit with broker for futures	3,646,221
Receivable for investments sold	384,318,176
Dividends and interest receivable	28,360,325
Unrealized appreciation on OTC forward foreign currency contracts	12,039,610
Tax reclaim receivable	8,986,391
Deposit with broker for centrally cleared swaps	6,257,757
Unrealized appreciation on OTC swap agreements	6,118,523
Premiums paid for OTC swap agreements	2,171,825
Due from broker-variation margin futures	671,844
Due from broker-variation margin swaps	448,072
Cash segregated for counterparty—OTC	270,000
Receivable from affiliate	195,551
Unrealized appreciation on OTC cross currency exchange contracts	21,746
Prepaid expenses	9,051

Total Assets	10,471,305,341

LIABILITIES:
Payable for investments purchased	899,080,392
Payable to broker for collateral for securities on loan	612,083,101
Forward commitment contracts, at value (proceeds receivable $14,856,313)	14,903,710
Cash segregated from counterparty—OTC and TBA	10,168,000
Unrealized depreciation on OTC forward foreign currency contracts	7,806,888
Premiums received for OTC swap agreements	4,900,939
Unrealized depreciation on OTC swap agreements	3,489,073
Payable to affiliate	3,468,295
Management fees payable	2,514,436
Payable for portfolio shares repurchased	2,171,681
Accrued expenses and other liabilities	1,499,689
Options written outstanding, at value (premiums received $1,377,406)	1,249,221
Due to broker-variation margin futures	443,479
Distribution fee payable	295,643
Unrealized depreciation on OTC forward rate agreements	69,119
Unrealized depreciation on OTC cross currency exchange contracts	21,038
Interest payable on securities sold short	20,020
Affiliated transfer agent fee payable	365

Total Liabilities	1,564,185,089

NET ASSETS	$8,907,120,252

Net assets were comprised of:
Partners Equity	$8,907,120,252

Net asset value and redemption price per share, $8,907,120,252 / 469,733,647 outstanding shares of beneficial interest.	$18.96

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,947,491, of which $287,822 is reimbursable by an affiliate)	$67,018,771
Interest income	47,635,074
Affiliated dividend income	5,639,880
Income from securities lending, net (including affiliated income of $943,552)	1,241,734

121,535,459

EXPENSES
Management fees	28,890,169
Distribution fee	11,005,445
Custodian and accounting fees	680,006
Interest expense	565,270
Trustees’ fees	48,952
Audit fee	44,432
Legal fees and expenses	17,902
Shareholders’ reports	12,727
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	93,575

Total expenses	41,361,944
Less: Fee waivers and/or expense reimbursement	(1,611,989)

Net expenses	39,749,955

NET INVESTMENT INCOME (LOSS)	81,785,504

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $14,391,218)	321,447,193
Futures transactions	(21,637,344)
Options written transactions	3,294,102
Forward rate agreement transactions	(120,320)
Swap agreements transactions	28,341,280
Forward and cross currency contracts transactions	(5,850,608)
Foreign currency transactions	384,541

325,858,844

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated of $3,047,603) (net of change in foreign capital gains taxes $12,709)	(362,929,506)
Futures	2,204,206
Options written	(1,109,467)
Forward rate agreements	(75,720)
Swap agreements	(9,926,679)
Forward and cross currency contracts	18,815,096
Foreign currencies	(871,639)

(353,893,709)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(28,034,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,750,639

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$81,785,504	$136,176,652
Net realized gain (loss) on investment and foreign currency transactions	325,858,844	410,605,287
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(353,893,709)	841,720,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,750,639	1,388,502,047

FUND SHARE TRANSACTIONS:
Fund share sold [407,975 and 2,149,632 shares, respectively]	7,818,050	36,395,041
Fund share repurchased [22,550,125 and 35,687,993 shares, respectively]	(427,866,356)	(627,802,042)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(420,048,306)	(591,407,001)

CAPITAL CONTRIBUTIONS	963,847	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(365,333,820)	797,095,046
NET ASSETS:
Beginning of period	9,272,454,072	8,475,359,026

End of period	$8,907,120,252	$9,272,454,072

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 89.3%
AFFILIATED MUTUAL FUNDS	Shares	Value
AST AB Global Bond Portfolio*	54,853,649	$591,870,875
AST AQR Emerging Markets Equity Portfolio*	709,310	8,398,236
AST AQR Large-Cap Portfolio*	44,642,897	833,482,886
AST BlackRock Low Duration Bond Portfolio*	5,748,302	61,621,794
AST BlackRock/Loomis Sayles Bond Portfolio*	13,037,348	175,352,330
AST ClearBridge Dividend Growth Portfolio*	24,914,069	433,504,808
AST Goldman Sachs Global Income Portfolio*	26,093,706	276,854,218
AST Goldman Sachs Large-Cap Value Portfolio*	3,454,927	105,133,420
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,032,277	39,516,318
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	93,892,872
AST Goldman Sachs Strategic Income Portfolio*	10,613,324	101,357,243
AST High Yield Portfolio*	7,845,627	79,554,654
AST Hotchkis & Wiley Large-Cap Value Portfolio*	10,299,075	306,294,495
AST International Growth Portfolio*	27,699,357	505,513,273
AST International Value Portfolio*	21,704,458	441,468,672
AST Jennison Large-Cap Growth Portfolio*	8,083,597	278,156,557
AST Loomis Sayles Large-Cap Growth Portfolio*	8,548,842	440,778,283
AST Lord Abbett Core Fixed Income Portfolio*	19,524,751	242,497,410
AST MFS Growth Portfolio*	10,163,887	270,257,747
AST MFS Large-Cap Value Portfolio*	20,431,160	394,934,317
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	608,028	21,171,541
AST Parametric Emerging Markets Equity Portfolio*	454,619	4,246,141
AST Prudential Core Bond Portfolio*	70,151,413	845,324,529
AST QMA International Core Equity Portfolio*	18,750,189	230,814,826
AST QMA Large-Cap Portfolio*	44,149,371	838,838,046
AST Small-Cap Growth Opportunities Portfolio*	4,983,744	108,795,140
AST Small-Cap Growth Portfolio*	2,198,695	108,549,550
AST Small-Cap Value Portfolio*	3,397,740	100,335,263
AST T. Rowe Price Large-Cap Growth Portfolio*	8,973,770	348,002,806
AST T. Rowe Price Large-Cap Value Portfolio*	20,203,032	302,439,394
AST Templeton Global Bond Portfolio*	23,137	250,347
AST WEDGE Capital Mid-Cap Value Portfolio*	832,583	21,255,845
AST Wellington Management Global Bond Portfolio*	65,790,438	705,273,499
AST Western Asset Core Plus Bond Portfolio*	45,293,248	562,089,203

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value
AST Western Asset Emerging Markets Debt Portfolio*	1,162,856	$12,361,156

TOTAL LONG-TERM INVESTMENTS (cost $7,888,194,159)(w)		9,890,187,694

SHORT-TERM INVESTMENTS — 10.5%
AFFILIATED MUTUAL FUND — 10.2%
PGIM Core Ultra Short Bond Fund (cost $1,128,419,421)(w)	1,128,419,421	1,128,419,421

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $32,464,891)
1.865%	09/20/18	32,600	32,464,167

TOTAL SHORT-TERM INVESTMENTS (cost $1,160,884,312)			1,160,883,588

TOTAL INVESTMENTS — 99.8% (cost $9,049,078,471)			11,051,071,282
Other assets in excess of liabilities(z) — 0.2%			25,097,305

NET ASSETS — 100.0%			$11,076,168,587

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
100	CAC40 10 Euro	Jul. 2018	$6,213,287	$(152,982)
1,124	2 Year U.S. Treasury Notes	Sep. 2018	238,094,814	67,673
1,602	10 Year U.S. Treasury Notes	Sep. 2018	192,540,375	1,302,069
20	DAX Index	Sep. 2018	7,186,942	(322,897)
852	Euro STOXX 50 Index	Sep. 2018	33,739,323	(564,444)
126	FTSE 100 Index	Sep. 2018	12,640,408	(103,930)
293	Mini MSCI EAFE Index	Sep. 2018	28,646,610	(1,145,321)
667	Russell 2000 E-Mini Index	Sep. 2018	54,944,125	(961,314)
1,919	S&P 500 E-Mini Index	Sep. 2018	261,137,520	(5,855,942)
276	S&P 500 Index	Sep. 2018	187,790,400	(4,202,100)
337	TOPIX Index	Sep. 2018	52,673,847	(1,317,419)

				$(13,256,607)

A security with a market value of $32,464,167 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,018,607,115	$—	$—
U.S. Treasury Obligation	—	32,464,167	—
Other Financial Instruments*
Futures Contracts	(13,256,607)	—	—

Total	$11,005,350,508	$32,464,167	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Core Bond	32.2%
Large/Mid-Cap Growth	27.5
Large/Mid-Cap Value	10.4
Ultra Short Bond	10.2
International Value	6.1
International Growth	4.6
Large/Mid-Cap Blend	3.9
Small-Cap Growth	2.0

Small-Cap Value	1.7%
High Yield	0.7
U.S. Treasury Obligations	0.3
Emerging Markets	0.2

99.8
Other assets in excess of liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$14,626,349	*
Interest rate contracts	Due from/to broker — variation margin futures	1,369,742	*	—	—

Total		$1,369,742			$14,626,349

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$24,598,715
Interest rate contracts	(7,742,928)

Total	$16,855,787

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(19,092,702)
Interest rate contracts	2,630,195

Total	$(16,462,507)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$1,095,149,127

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Affiliated investments (cost $9,016,613,580)	$11,018,607,115
Unaffiliated investments (cost $32,464,891)	32,464,167
Foreign currency, at value (cost $27,411,535)	26,862,950
Due from broker-variation margin futures	1,232,759
Receivable for portfolio shares sold	74,979
Prepaid expenses	1,237

Total Assets	11,079,243,207

LIABILITIES:
Payable for portfolio shares repurchased	1,607,416
Deposit due to broker—futures	702,565
Management fees payable	616,952
Accrued expenses and other liabilities	147,322
Affiliated transfer agent fee payable	365

Total Liabilities	3,074,620

NET ASSETS	$11,076,168,587

Net assets were comprised of:
Partners Equity	$11,076,168,587

Net asset value and redemption price per share, $11,076,168,587 / 609,975,113 outstanding shares of beneficial interest	$18.16

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Affiliated dividend income	$10,430,787
Unaffiliated interest income	165,312

10,596,099

EXPENSES
Management fees	8,414,494
Custodian and accounting fees	261,584
Trustees’ fees	59,372
Legal fees and expenses	20,643
Audit fee	11,554
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,834
Miscellaneous	23,409

Total expenses	8,797,356
Less: Fee waivers and/or expense reimbursement	(102,586)

Net expenses	8,694,770

NET INVESTMENT INCOME (LOSS)	1,901,329

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Affiliated investment transactions	230,741,997
Futures transactions	16,855,787
Foreign currency transactions	1,011,237

248,609,021

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(157,864,046))	(157,868,318)
Futures	(16,462,507)
Foreign currencies	(797,928)

(175,128,753)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	73,480,268

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,381,597

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,901,329	$(4,746,706)
Net realized gain (loss) on investment and foreign currency transactions	248,609,021	711,325,426
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(175,128,753)	827,389,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,381,597	1,533,968,603

FUND SHARE TRANSACTIONS:
Fund share sold [1,561,362 and 3,899,300 shares, respectively]	28,432,509	64,361,562
Fund share repurchased [26,035,783 and 44,177,138 shares, respectively]	(472,271,489)	(747,386,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(443,838,980)	(683,024,800)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(368,457,383)	850,943,803
NET ASSETS:
Beginning of period	11,444,625,970	10,593,682,167

End of period	$11,076,168,587	$11,444,625,970

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 79.1%
COMMON STOCKS — 35.3%	Shares	Value
Aerospace & Defense — 0.4%
Airbus SE (France)	4,795	$559,552
Boeing Co. (The)	4,920	1,650,709
Bombardier, Inc. (Canada) (Class B Stock)*	83,380	329,803
CAE, Inc. (Canada)	62,850	1,305,620
Curtiss-Wright Corp.	1,271	151,274
Dassault Aviation SA (France)	123	233,880
General Dynamics Corp.	3,000	559,229
Harris Corp.	1,267	183,132
Lockheed Martin Corp.	4,226	1,248,487
Northrop Grumman Corp.	937	288,315
Raytheon Co.	10,236	1,977,390
Rockwell Collins, Inc.	1,752	235,959
Safran SA (France)	659	79,808
Thales SA (France)	6,268	806,404

		9,609,562

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	15,472	502,692
FedEx Corp.	4,427	1,005,195
Royal Mail PLC (United Kingdom)	35,875	238,673
SG Holdings Co. Ltd. (Japan)	2,000	43,754
Sinotrans Ltd. (China) (Class H Stock)	39,000	20,505
United Parcel Service, Inc. (Class B Stock)	2,048	217,559

		2,028,378

Airlines — 0.2%
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)	78,000	52,616
Delta Air Lines, Inc.	4,359	215,945
Deutsche Lufthansa AG (Germany)	79,585	1,906,670
International Consolidated Airlines Group SA (United Kingdom)	3,818	33,411
Japan Airlines Co. Ltd. (Japan)	3,900	138,181
Qantas Airways Ltd. (Australia)	384,541	1,751,046

		4,097,869

Auto Components — 0.4%
Balkrishna Industries Ltd. (India)	759	11,554
Bharat Forge Ltd. (India)	1,251	11,194
BorgWarner, Inc.	32,358	1,396,571
Bridgestone Corp. (Japan)(a)	36,300	1,417,982
Cie Generale des Etablissements Michelin SCA (France)	8,127	983,190
Continental AG (Germany)	1,161	264,218
Faurecia SA (France)	22,200	1,578,120
Hella GmbH & Co. KGaA (Germany)	428	23,898
Hyundai Mobis Co. Ltd. (South Korea)	158	30,052
Linamar Corp. (Canada)	9,578	421,180
Magna International, Inc. (Canada)	45,401	2,640,520
Motherson Sumi Systems Ltd. (India)	17,906	74,533
Nexteer Automotive Group Ltd. (China)	7,000	10,296
Sumitomo Electric Industries Ltd. (Japan)	15,200	226,064
Sumitomo Rubber Industries Ltd. (Japan)(a)	3,300	52,308
Tokai Rika Co. Ltd. (Japan)	200	3,792
Toyota Boshoku Corp. (Japan)	1,500	27,515
TS Tech Co. Ltd. (Japan)	200	8,332
UCI International Holdings, Inc.*^	30,714	591,245

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Yokohama Rubber Co. Ltd. (The) (Japan)(a)	3,700	$76,746

		9,849,310

Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	66,500	30,616
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	52,500	49,969
Bayerische Motoren Werke AG (Germany)	13,213	1,194,357
Daimler AG (Germany)	3,590	229,965
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	44,000	46,377
Ferrari NV (Italy)	13,363	1,806,268
General Motors Co.	14,635	576,619
Hero MotoCorp Ltd. (India)	1,271	64,446
Kia Motors Corp. (South Korea)	6,258	172,905
Mahindra & Mahindra Ltd. (India)	2,507	32,855
Mitsubishi Motors Corp. (Japan)	20,100	160,223
Peugeot SA (France)	77,546	1,766,909
Suzuki Motor Corp. (Japan)	8,500	468,419
Tata Motors Ltd. (India)*	38,811	152,572
Toyota Motor Corp. (Japan)	12,900	834,230
TVS Motor Co. Ltd. (India)	1,067	8,620
Volkswagen AG (Germany)	1,589	261,221

		7,856,571

Banks — 2.9%
Agricultural Bank of China Ltd. (China) (Class H Stock)	51,000	23,803
AIB Group PLC (Ireland)	6,239	33,787
Akbank Turk A/S (Turkey)	51,700	84,498
Aozora Bank Ltd. (Japan)	4,700	178,373
Banco Bilbao Vizcaya Argentaria SA (Spain)	423,574	2,987,288
Banco Bradesco SA (Brazil)	4,961	30,976
Banco do Brasil SA (Brazil)	10,000	73,405
Banco Santander Brasil SA (Brazil), UTS	1,200	9,056
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) (Class B Stock)	4,600	6,193
Bank Central Asia Tbk PT (Indonesia)	239,200	357,229
Bank Hapoalim BM (Israel)	19,844	134,527
Bank Leumi Le-Israel BM (Israel)	28,397	168,027
Bank Mandiri Persero Tbk PT (Indonesia)	354,400	169,555
Bank Negara Indonesia Persero Tbk PT (Indonesia)	216,100	106,183
Bank of America Corp.	253,529	7,146,983
Bank of China Ltd. (China) (Class H Stock)	1,683,000	834,642
Bank of Communications Co. Ltd. (China) (Class H Stock)*	191,000	146,184
Bank of East Asia Ltd. (The) (Hong Kong)	12,000	47,828
Bank of Ireland Group PLC (Ireland)	3,042	23,607
Bank of Montreal (Canada)	2,039	157,611
Bank of Nova Scotia (The) (Canada)	42,979	2,433,619
Bank Polska Kasa Opieki SA (Poland)	12,281	369,652
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	277,300	54,847
Bank Zachodni WBK SA (Poland)	431	38,159
Bankinter SA (Spain)	9,172	88,996
Barclays Africa Group Ltd. (South Africa)	5,183	60,183
Barclays PLC (United Kingdom)	237,164	586,206

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
BB&T Corp.	12,614	$636,250
BNP Paribas SA (France)	4,999	309,223
BOC Hong Kong Holdings Ltd. (China)	68,500	321,946
CaixaBank SA (Spain)	77,908	335,339
Canadian Imperial Bank of Commerce (Canada)(a)	5,294	460,519
Canadian Western Bank (Canada)	378	9,963
Chiba Bank Ltd. (The) (Japan)	8,100	57,129
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	171,000	106,798
China Construction Bank Corp. (China) (Class H Stock)*	1,053,000	963,539
China Everbright Bank Co. Ltd. (China) (Class H Stock)	81,000	34,751
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	86,300	61,669
Chugoku Bank Ltd. (The) (Japan)	800	8,073
CIT Group, Inc.	6,991	352,416
Citigroup, Inc.	53,590	3,586,243
Citizens Financial Group, Inc.	50,163	1,951,341
Concordia Financial Group Ltd. (Japan)	6,800	34,556
CTBC Financial Holding Co. Ltd. (Taiwan)	650,680	467,525
Danske Bank A/S (Denmark)	18,875	588,030
DBS Group Holdings Ltd. (Singapore)	18,000	350,046
DNB ASA (Norway)	44,915	874,632
East West Bancorp, Inc.	1,582	103,146
Fifth Third Bancorp	14,671	421,058
First Financial Holding Co. Ltd. (Taiwan)	77,861	52,569
First Hawaiian, Inc.	9,284	269,422
First Republic Bank	5,305	513,471
Fukuoka Financial Group, Inc. (Japan)	8,000	40,146
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	19,700	115,838
Hachijuni Bank Ltd. (The) (Japan)	3,200	13,635
Hana Financial Group, Inc. (South Korea)	2,762	106,063
HSBC Holdings PLC (United Kingdom)	411,935	3,849,262
IndusInd Bank Ltd. (India)	3,777	106,616
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	868,000	647,389
Industrial Bank of Korea (South Korea)	7,230	99,714
ING Groep NV (Netherlands)	43,079	618,380
Intesa Sanpaolo SpA (Italy)	159,893	483,117
Japan Post Bank Co. Ltd. (Japan)	36,800	427,857
JPMorgan Chase & Co.	75,603	7,877,833
KB Financial Group, Inc. (South Korea)	1,367	64,347
KBC Group NV (Belgium)	5,206	399,822
KeyCorp	3,648	71,282
Komercni banka A/S (Czech Republic)	530	22,259
Kotak Mahindra Bank Ltd. (India)	7,749	152,078
Lloyds Banking Group PLC (United Kingdom)	30,417	25,237
M&T Bank Corp.	1,264	215,070
Mediobanca Banca di Credito Finanziario SpA (Italy)	81,300	752,028
Metropolitan Bank & Trust Co. (Philippines)	19,185	26,369
Mitsubishi UFJ Financial Group, Inc. (Japan)	191,900	1,087,091
Mizrahi Tefahot Bank Ltd. (Israel)	1,336	24,579
Mizuho Financial Group, Inc. (Japan)	612,500	1,031,747

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Nedbank Group Ltd. (South Africa)	2,013	$36,561
Nordea Bank AB (Sweden)	17,909	171,794
OTP Bank Nyrt (Hungary)	7,826	282,559
Oversea-Chinese Banking Corp. Ltd. (Singapore)	31,500	268,309
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	17,000	11,036
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	2,332	22,910
Regions Financial Corp.	26,400	469,392
Resona Holdings, Inc. (Japan)	364,100	1,940,573
Royal Bank of Canada (Canada)	45,309	3,411,659
Royal Bank of Scotland Group PLC (United Kingdom)*	144,886	487,763
Shinhan Financial Group Co. Ltd. (South Korea)	5,164	199,941
Shizuoka Bank Ltd. (The) (Japan)	4,300	38,663
Societe Generale SA (France)	436	18,325
Standard Bank Group Ltd. (South Africa)	24,993	348,957
Standard Chartered PLC (United Kingdom)	57,112	518,771
Sumitomo Mitsui Financial Group, Inc. (Japan)	89,100	3,475,434
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	6,700	264,339
SunTrust Banks, Inc.	18,098	1,194,830
Suruga Bank Ltd. (Japan)	9,900	88,183
SVB Financial Group*	861	248,622
Swedbank AB (Sweden) (Class A Stock)	2,360	50,283
Synovus Financial Corp.	7,721	407,900
Thanachart Capital PCL (Thailand), NVDR	8,400	11,854
Toronto-Dominion Bank (The) (Canada)	65,625	3,798,278
Turkiye Garanti Bankasi A/S (Turkey)	225,009	410,451
Turkiye Halk Bankasi A/S (Turkey)	13,725	22,145
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	228,359	283,324
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	28,982	30,922
U.S. Bancorp	25,869	1,293,967
UniCredit SpA (Italy)	1,987	32,933
United Overseas Bank Ltd. (Singapore)	13,400	262,623
Wells Fargo & Co.	72,577	4,023,669
Yamaguchi Financial Group, Inc. (Japan)	5,000	56,248
Yapi ve Kredi Bankasi A/S (Turkey)*	52,999	28,523
Yes Bank Ltd. (India)	21,656	107,609

		71,798,180

Beverages — 0.7%
Ambev SA (Brazil)	66,300	307,572
Asahi Group Holdings Ltd. (Japan)	4,400	225,666
Brown-Forman Corp. (Class A Stock)	733	35,814
Brown-Forman Corp. (Class B Stock)(a)	4,740	232,307
Carlsberg A/S (Denmark) (Class B Stock)	10,878	1,279,890
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	900	36,009
Coca-Cola European Partners PLC (United Kingdom)	29,691	1,206,643
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,600	25,948
Coca-Cola HBC AG (Switzerland)*	283	9,420

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Constellation Brands, Inc. (Class A Stock)	5,011	$1,096,758
Diageo PLC (United Kingdom)	100,615	3,614,681
Dr. Pepper Snapple Group, Inc.	2,135	260,469
Fevertree Drinks PLC (United Kingdom)	5,083	226,596
Fomento Economico Mexicano SAB de CV (Mexico), UTS	12,700	111,613
Fraser & Neave Holdings Bhd (Malaysia)	2,300	22,226
Heineken Holding NV (Netherlands)	9,286	888,077
Heineken NV (Netherlands)	13,106	1,313,072
Kirin Holdings Co. Ltd. (Japan)	66,900	1,793,248
PepsiCo, Inc.	24,708	2,689,960
Pernod Ricard SA (France)	4,666	761,515
Treasury Wine Estates Ltd. (Australia)	42,971	552,093
United Breweries Ltd. (India)	634	10,665
United Spirits Ltd. (India)*	23,465	227,975

		16,928,217

Biotechnology — 1.0%
3SBio, Inc. (China), 144A	12,500	28,246
AbbVie, Inc.	48,312	4,476,107
Alexion Pharmaceuticals, Inc.*	1,002	124,398
Alkermes PLC*	1,722	70,878
Alnylam Pharmaceuticals, Inc.*	1,493	147,046
Amgen, Inc.	26,561	4,902,895
Biogen, Inc.*	6,887	1,998,883
Celgene Corp.*	40,135	3,187,522
Celltrion, Inc. (South Korea)*	829	225,227
CSL Ltd. (Australia)	15,514	2,208,311
Exelixis, Inc.*	1,556	33,485
Genmab A/S (Denmark)*	560	86,166
Gilead Sciences, Inc.	60,070	4,255,359
Grifols SA (Spain)	2,765	82,875
Incyte Corp.*	1,651	110,617
Medy-Tox, Inc. (South Korea)	38	26,125
Regeneron Pharmaceuticals, Inc.*	1,405	484,711
Shire PLC	2,943	165,805
SillaJen, Inc. (South Korea)*	489	32,098
TaiMed Biologics, Inc. (Taiwan)*	1,000	10,210
United Therapeutics Corp.*	4,499	509,062
Vertex Pharmaceuticals, Inc.*	7,546	1,282,518
ViroMed Co. Ltd. (South Korea)*	136	28,704

		24,477,248

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	600	21,035
Cie de Saint-Gobain (France)	41,315	1,840,376
Fortune Brands Home & Security, Inc.	25,147	1,350,142
Owens Corning	4,088	259,057
Sanwa Holdings Corp. (Japan)	800	8,454

		3,479,064

Capital Markets — 0.8%
Affiliated Managers Group, Inc.	3,650	542,646
Ameriprise Financial, Inc.	7,417	1,037,490
Ashmore Group PLC (United Kingdom)	12,700	62,265
B3 SA - Brasil Bolsa Balcao (Brazil)	11,804	62,557
Charles Schwab Corp. (The)	36,392	1,859,632
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	280,000	89,669

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
China Everbright Ltd. (China)	14,000	$25,614
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	55,500	28,374
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	16,800	29,783
CITIC Securities Co. Ltd. (China) (Class H Stock)	27,000	53,680
Close Brothers Group PLC (United Kingdom)	3,713	72,484
CME Group, Inc.	6,015	985,979
Credit Suisse Group AG (Switzerland)*	27,483	410,955
Daiwa Securities Group, Inc. (Japan)	95,000	550,607
Deutsche Boerse AG (Germany)	12,502	1,662,195
E*TRADE Financial Corp.*	1,489	91,067
Edelweiss Financial Services Ltd. (India)	5,526	23,748
Franklin Resources, Inc.	15,936	510,749
GF Securities Co. Ltd. (China) (Class H Stock)*	10,600	15,401
Goldman Sachs Group, Inc. (The)	4,011	884,706
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A	61,000	129,271
Haitong Securities Co. Ltd. (China) (Class H Stock)	25,200	25,422
Hargreaves Lansdown PLC (United Kingdom)	4,814	124,787
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	11,600	347,160
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	16,800	26,643
IG Group Holdings PLC (United Kingdom)	3,415	38,723
Intercontinental Exchange, Inc.	21,690	1,595,300
Invesco Ltd.	17,904	475,530
Investec Ltd. (South Africa)	11,346	79,173
Investec PLC (South Africa)	5,243	37,072
Jafco Co. Ltd. (Japan)	300	12,161
Japan Exchange Group, Inc. (Japan)	8,100	150,240
Julius Baer Group Ltd. (Switzerland)*	214	12,534
Jupiter Fund Management PLC (United Kingdom)	18,470	108,288
Man Group PLC (United Kingdom)	76,655	177,695
Mirae Asset Daewoo Co. Ltd. (South Korea)	1,837	14,037
Moelis & Co. (Class A Stock)	7,430	435,770
Morgan Stanley	53,583	2,539,834
MSCI, Inc.	1,586	262,372
Natixis SA (France)	1,346	9,524
NH Investment & Securities Co. Ltd. (South Korea)	5,622	75,315
Nomura Holdings, Inc. (Japan)	70,600	341,637
Quilter PLC (United Kingdom), 144A*	47,799	91,419
Raymond James Financial, Inc.	470	41,995
Reinet Investments SCA (Luxembourg)*	887	15,640
S&P Global, Inc.	8,056	1,642,538
SBI Holdings, Inc. (Japan)	2,800	71,793
Schroders PLC (United Kingdom)	205	8,507
SEI Investments Co.	1,736	108,535
Singapore Exchange Ltd. (Singapore)	8,100	42,565
St. James’s Place PLC (United Kingdom)	2,753	41,538
T. Rowe Price Group, Inc.	828	96,123
TD Ameritrade Holding Corp.	5,814	318,433

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Thomson Reuters Corp. (Canada)	3,209	$129,493
UBS Group AG (Switzerland)*	69,852	1,070,856
Yuanta Financial Holding Co. Ltd. (Taiwan)	415,000	188,990

		19,886,514

Chemicals — 2.1%
Advanced Emissions Solutions, Inc.(a)	2,840	32,262
Air Liquide SA (France)	405	50,765
Air Products & Chemicals, Inc.	16,590	2,583,561
Akzo Nobel NV (Netherlands)	10,033	855,738
Albemarle Corp.(a)	19,109	1,802,552
Arkema SA (France)	15,547	1,834,553
Asahi Kasei Corp. (Japan)	18,600	235,875
Axalta Coating Systems Ltd.*	53,392	1,618,312
BASF SE (Germany)	21,093	2,013,720
Celanese Corp. (Class A Stock)	29,791	3,308,589
CF Industries Holdings, Inc.	19,954	885,958
Chemours Co. (The)	29,291	1,299,348
Covestro AG (Germany), 144A	13,833	1,229,528
Croda International PLC (United Kingdom)	6,591	416,400
Daicel Corp. (Japan)	20,100	222,042
DowDuPont, Inc.	71,927	4,741,428
Eastman Chemical Co.	16,339	1,633,247
Ecolab, Inc.	25,669	3,602,131
Evonik Industries AG (Germany)	13,566	464,144
Hanwha Chemical Corp. (South Korea)	1,660	32,536
Hitachi Chemical Co. Ltd. (Japan)	2,100	42,276
Hyosung Corp. (South Korea)^	224	27,031
International Flavors & Fragrances, Inc.	12,609	1,563,011
JSR Corp. (Japan)	3,100	52,682
Kaneka Corp. (Japan)	2,000	17,911
Koninklijke DSM NV (Netherlands)	30,725	3,073,703
Kuraray Co. Ltd. (Japan)	4,300	59,140
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	12,500	15,285
LyondellBasell Industries NV (Class A Stock)	19,847	2,180,193
Methanex Corp. (Canada)	11,509	813,811
Mexichem SAB de CV (Mexico)	19,787	57,168
Mitsubishi Chemical Holdings Corp. (Japan)	204,400	1,706,900
Mitsubishi Gas Chemical Co., Inc. (Japan)	4,300	97,170
Mitsui Chemicals, Inc. (Japan)	2,700	71,763
Nippon Kayaku Co. Ltd. (Japan)	6,800	75,964
Nippon Shokubai Co. Ltd. (Japan)	200	14,444
Nissan Chemical Corp. (Japan)	400	18,633
Nitto Denko Corp. (Japan)	4,200	317,089
Nutrien Ltd. (Canada)	24,295	1,321,704
Orica Ltd. (Australia)	3,426	44,978
Pidilite Industries Ltd. (India)	3,105	48,205
Platform Specialty Products Corp.*	92,341	1,071,156
PPG Industries, Inc.	35,699	3,703,057
PTT Global Chemical PCL (Thailand), NVDR	97,300	214,182
Sherwin-Williams Co. (The)	10,080	4,108,306
Shin-Etsu Chemical Co. Ltd. (Japan)	7,200	639,853
Sika AG (Switzerland)	3,360	464,250
Solvay SA (Belgium)	2,440	307,290
Sumitomo Chemical Co. Ltd. (Japan)	142,000	803,100
Taiyo Nippon Sanso Corp. (Japan)	1,900	27,199

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Teijin Ltd. (Japan)	6,300	$115,402
Tokai Carbon Co. Ltd. (Japan)	8,100	145,097
Tosoh Corp. (Japan)	12,500	193,277
UPL Ltd. (India)	3,174	28,695
WR Grace & Co.	6,497	476,295
Zeon Corp. (Japan)	9,300	109,710

		52,888,619

Commercial Services & Supplies — 0.1%
China Everbright International Ltd. (China)	11,000	14,167
Dai Nippon Printing Co. Ltd. (Japan)	4,600	102,795
G4S PLC (United Kingdom)	15,117	53,248
IWG PLC (Switzerland)	62,340	261,965
Rentokil Initial PLC (United Kingdom)	21,231	97,888
Republic Services, Inc.	5,256	359,300
Secom Co. Ltd. (Japan)	5,000	383,419
Societe BIC SA (France)	2,950	273,483
Toppan Printing Co. Ltd. (Japan)	17,000	132,992

		1,679,257

Communications Equipment — 0.2%
BYD Electronic International Co. Ltd. (China)	7,500	10,211
Cisco Systems, Inc.	68,358	2,941,445
Juniper Networks, Inc.	4,654	127,613
Motorola Solutions, Inc.	5,535	644,108
Nokia OYJ (Finland)	47,593	272,988
Palo Alto Networks, Inc.*	821	168,691
VTech Holdings Ltd. (Hong Kong)	2,500	28,815

		4,193,871

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	9,513	383,811
China Communications Construction Co. Ltd. (China) (Class H Stock)	103,000	99,194
China Railway Construction Corp. Ltd. (China) (Class H Stock)	24,500	24,784
China Railway Group Ltd. (China) (Class H Stock)	80,000	60,318
CIMIC Group Ltd. (Australia)	13,404	419,013
Fluor Corp.	2,357	114,974
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)*	199	9,624
HOCHTIEF AG (Germany)	10,964	1,977,173
Kajima Corp. (Japan)	6,000	46,360
KEC International Ltd. (India)	2,182	10,678
Kinden Corp. (Japan)	100	1,631
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	222,000	65,412
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	27,000	28,158
Taisei Corp. (Japan)	2,300	126,660
Tekfen Holding A/S (Turkey)	2,660	10,037
Vinci SA (France)	467	44,828
WSP Global, Inc. (Canada)	815	42,912

		3,465,567

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	21,500	$122,612
BBMG Corp. (China) (Class H Stock)	94,000	34,545
Cemex SAB de CV (Mexico), UTS*	90,500	59,558
China Resources Cement Holdings Ltd. (China)	40,000	40,255
CRH PLC (Ireland)	7,631	268,416
HeidelbergCement AG (Germany)	6,960	584,407
Martin Marietta Materials, Inc.	14,446	3,226,225
Semen Indonesia Persero Tbk PT (Indonesia)	34,600	17,199
Taiheiyo Cement Corp. (Japan)	3,500	115,137
UltraTech Cement Ltd. (India)	822	45,839
Vulcan Materials Co.	33,810	4,363,519

		8,877,712

Consumer Finance — 0.2%
Acom Co. Ltd. (Japan)	3,100	11,901
Ally Financial, Inc.	1,228	32,260
American Express Co.	23,511	2,304,076
Capital One Financial Corp.	11,208	1,030,014
Discover Financial Services	7,530	530,188
Green Dot Corp. (Class A Stock)*	725	53,208
Synchrony Financial	11,985	400,060

		4,361,707

Containers & Packaging — 0.2%
Ball Corp.	3,508	124,709
CCL Industries, Inc. (Canada) (Class B Stock)	9,654	473,282
Crown Holdings, Inc.*	4,211	188,484
DS Smith PLC (United Kingdom)	19,506	133,648
International Paper Co.	30,752	1,601,564
Packaging Corp. of America	12,469	1,393,909
Rengo Co. Ltd. (Japan)	8,600	75,639
Smurfit Kappa Group PLC (Ireland)	5,064	204,440

		4,195,675

Distributors — 0.0%
Imperial Holdings Ltd. (South Africa)	2,273	32,422
Inchcape PLC (United Kingdom)	34,489	354,564

		386,986

Diversified Consumer Services — 0.0%
Estacio Participacoes SA (Brazil)	1,900	11,947
H&R Block, Inc.(a)	37,960	864,729

		876,676

Diversified Financial Services — 0.3%
Ayala Corp. (Philippines)	2,120	36,544
Berkshire Hathaway, Inc. (Class B Stock)*	17,136	3,198,434
EXOR NV (Netherlands)	188	12,580
FirstRand Ltd. (South Africa)	38,290	177,871
Fubon Financial Holding Co. Ltd. (Taiwan)	370,000	619,053
Groupe Bruxelles Lambert SA (Belgium)	5,508	579,444
Haci Omer Sabanci Holding A/S (Turkey)	14,363	27,577
Jefferies Financial Group, Inc.	2,815	64,013
ORIX Corp. (Japan)	70,100	1,104,924
Remgro Ltd. (South Africa)	7,712	114,590
RMB Holdings Ltd. (South Africa)	11,625	63,962

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services (continued)
Rural Electrification Corp. Ltd. (India)	16,559	$25,340
Standard Life Aberdeen PLC (United Kingdom)	66,356	284,147
Tokyo Century Corp. (Japan)	700	39,626
Voya Financial, Inc.	4,775	224,425

		6,572,530

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	65,328	2,097,680
CenturyLink, Inc.	10,733	200,063
China Telecom Corp. Ltd. (China) (Class H Stock)	202,000	94,786
Deutsche Telekom AG (Germany)*	22,894	353,814
Koninklijke KPN NV (Netherlands)	557,577	1,516,154
KT Corp. (South Korea)	38	935
LG Uplus Corp. (South Korea)	889	11,166
Nippon Telegraph & Telephone Corp. (Japan)	32,500	1,476,410
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,479,300	387,421
Telenor ASA (Norway)	75,220	1,540,543
True Corp. PCL (Thailand), NVDR	1,971,500	314,942
Verizon Communications, Inc.	32,274	1,623,705
Zayo Group Holdings, Inc.*	1,048	38,231

		9,655,850

Electric Utilities — 0.2%
Alliant Energy Corp.	6,622	280,243
CEZ A/S (Czech Republic)	2,943	69,729
Chubu Electric Power Co., Inc. (Japan)	16,200	242,909
CLP Holdings Ltd. (Hong Kong)	64,000	689,369
Energisa SA (Brazil), UTS	1,100	8,296
Enerjisa Enerji A/S (Turkey), 144A	7,212	9,732
Equatorial Energia SA (Brazil)	1,100	16,143
Evergy, Inc.	4,488	252,001
Eversource Energy	16,784	983,710
Fortum OYJ (Finland)	10,924	260,200
Inter RAO UES PJSC (Russia)	315,000	20,646
Kansai Electric Power Co., Inc. (The) (Japan)	7,200	105,005
PGE Polska Grupa Energetyczna SA (Poland)*	14,928	37,097
Pinnacle West Capital Corp.	20,491	1,650,755
Power Grid Corp. of India Ltd. (India)	31,230	85,207
Red Electrica Corp. SA (Spain)	4,274	86,831
Shikoku Electric Power Co., Inc. (Japan)	1,900	25,413
SSE PLC (United Kingdom)	826	14,745
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	31,600	147,115

		4,985,146

Electrical Equipment — 0.1%
AMETEK, Inc.	19,683	1,420,325
Eaton Corp. PLC	7,094	530,206
Mitsubishi Electric Corp. (Japan)	8,400	111,451
Rockwell Automation, Inc.	3,932	653,616
Schneider Electric SE (France)	873	72,605
Vestas Wind Systems A/S (Denmark)	502	30,992

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Xinjiang Goldwind Science & Technology Co. Ltd. (China) (Class H Stock)	24,200	$29,344

		2,848,539

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	5,767	502,594
AU Optronics Corp. (Taiwan)	98,000	41,520
CDW Corp.	3,521	284,462
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	48,000	33,984
Citizen Watch Co. Ltd. (Japan)	1,600	10,492
Electrocomponents PLC (United Kingdom)	7,932	79,076
Hitachi Ltd. (Japan)	299,000	2,106,450
Kingboard Chemical Holdings Ltd. (Hong Kong)	2,000	7,284
Kingboard Laminates Holdings Ltd. (Hong Kong)	19,000	23,362
Simplo Technology Co. Ltd. (Taiwan)	2,400	14,069
Spectris PLC (United Kingdom)	2,898	99,570
SYNNEX Corp.	143	13,801
TE Connectivity Ltd.	3,640	327,818
Venture Corp. Ltd. (Singapore)	44,900	586,619
WPG Holdings Ltd. (Taiwan)	36,000	50,972
Zebra Technologies Corp. (Class A Stock)*	738	105,719

		4,287,792

Energy Equipment & Services — 0.1%
Apergy Corp.*	4,568	190,713
Halliburton Co.	18,618	838,927
Helmerich & Payne, Inc.	650	41,443
Patterson-UTI Energy, Inc.	2,347	42,246
Petrofac Ltd. (United Kingdom)	41,073	315,525
Saipem SpA (Italy)*	3,627	16,634
TechnipFMC PLC (United Kingdom)(a)	15,707	498,540
Tenaris SA (Luxembourg)	1,387	25,313
TGS Nopec Geophysical Co. ASA (Norway)	6,737	247,416
Transocean Ltd.*	2,848	38,277

		2,255,034

Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.(a)	4,547	573,695
Ascendas Real Estate Investment Trust (Singapore)	21,800	42,217
British Land Co. PLC (The) (United Kingdom)	14,541	128,644
Brixmor Property Group, Inc.	3,841	66,949
Crown Castle International Corp.	284	30,621
Fibra Uno Administracion SA de CV (Mexico)	8,600	12,536
Gaming and Leisure Properties, Inc.	10,260	367,308
Growthpoint Properties Ltd. (South Africa)	22,680	44,048
Highwoods Properties, Inc.	10,021	508,365
Host Hotels & Resorts, Inc.	16,357	344,642
Kimco Realty Corp.	8,146	138,401
Klepierre SA (France)	4,797	180,239
National Retail Properties, Inc.	11,471	504,265
Outfront Media, Inc.	4,171	81,126
Prologis, Inc.	43,111	2,831,962
Realty Income Corp.	15,885	854,454

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Redefine Properties Ltd. (South Africa)	41,093	$31,406
Simon Property Group, Inc.	11,312	1,925,189
Stockland (Australia)	140,476	412,746
Unibail-Rodamco-Westfield (France)	1,819	400,524
Weyerhaeuser Co.	111,519	4,065,983

		13,545,320

Food & Staples Retailing — 0.4%
Aeon Co. Ltd. (Japan)	2,900	62,037
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	8,119	352,699
BIM Birlesik Magazalar A/S (Turkey)	535	7,813
Clicks Group Ltd. (South Africa)	1,507	21,518
Costco Wholesale Corp.	6,945	1,451,366
CP ALL PCL (Thailand), NVDR	8,500	18,838
J Sainsbury PLC (United Kingdom)	16,920	71,601
Kesko OYJ (Finland) (Class B Stock)	388	23,699
Koninklijke Ahold Delhaize NV (Netherlands)	71,316	1,702,856
Magnit PJSC (Russia), GDR.	2,377	42,661
Performance Food Group Co.*	1,536	56,371
Seven & i Holdings Co. Ltd. (Japan)	13,800	601,897
SPAR Group Ltd. (The) (South Africa)	2,467	33,324
Tesco PLC (United Kingdom)	117,831	398,692
Wal-Mart de Mexico SAB de CV (Mexico)	411,600	1,086,395
Walmart, Inc.	34,525	2,957,067
Wm Morrison Supermarkets PLC (United Kingdom)	262,655	871,226

		9,760,060

Food Products — 0.6%
Ajinomoto Co., Inc. (Japan)	13,800	261,221
Archer-Daniels-Midland Co.	29,310	1,343,277
Associated British Foods PLC (United Kingdom)	47,834	1,724,811
Barry Callebaut AG (Switzerland)	126	225,782
Bunge Ltd.	10,068	701,840
Campbell Soup Co.(a)	1,890	76,621
China Agri-Industries Holdings Ltd. (China)	32,000	12,204
Conagra Brands, Inc.(a)	14,739	526,624
Dali Foods Group Co. Ltd. (China), 144A	82,500	63,472
Gruma SAB de CV (Mexico) (Class B Stock)	4,480	54,716
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	14,200	27,677
Hershey Co. (The)	4,153	386,478
Hormel Foods Corp.(a)	10,930	406,705
J.M. Smucker Co. (The)	419	45,034
JBS SA (Brazil)	172,941	410,516
Kellogg Co.	14,557	1,017,098
Kikkoman Corp. (Japan)	15,100	762,379
MEIJI Holdings Co. Ltd. (Japan)	2,800	236,472
Nestle SA (Switzerland)	40,435	3,133,747
Nissin Foods Holdings Co. Ltd. (Japan)	200	14,491
Orkla ASA (Norway)	48,804	426,981
Pilgrim’s Pride Corp.*	10,057	202,447
QL Resources Bhd (Malaysia)	5,300	7,874
Saputo, Inc. (Canada)	14,816	491,932
Suedzucker AG (Germany)(a)	43,942	698,452
Tata Global Beverages Ltd. (India)	7,031	27,628

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Tate & Lyle PLC (United Kingdom)	13,056	$111,111
Toyo Suisan Kaisha Ltd. (Japan)	1,300	46,382
Tyson Foods, Inc. (Class A Stock)	5,556	382,531
Uni-President China Holdings Ltd. (China)	27,000	34,641
Uni-President Enterprises Corp. (Taiwan)	161,000	408,107
Universal Robina Corp. (Philippines)	6,730	15,234
WH Group Ltd. (Hong Kong), 144A	723,000	585,042
Yakult Honsha Co. Ltd. (Japan)	300	20,058
Yamazaki Baking Co. Ltd. (Japan)	7,000	183,543

		15,073,128

Gas Utilities — 0.0%
ENN Energy Holdings Ltd. (China)	2,000	19,587
Indraprastha Gas Ltd. (India)	3,609	13,407
Osaka Gas Co. Ltd. (Japan)	1,100	22,777
Tokyo Gas Co. Ltd. (Japan)	8,500	225,694
Towngas China Co. Ltd. (China)*	18,000	17,417
UGI Corp.	8,733	454,727

		753,609

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	34,844	2,125,136
Boston Scientific Corp.*	2,758	90,187
Coloplast A/S (Denmark) (Class B Stock)	3,538	353,242
Danaher Corp.	9,150	902,921
Hoya Corp. (Japan)	5,800	329,028
IDEXX Laboratories, Inc.*	1,436	312,962
Koninklijke Philips NV (Netherlands)	40,709	1,724,760
Masimo Corp.*	588	57,418
Medtronic PLC	24,422	2,090,767
Stryker Corp.	9,048	1,527,845
Top Glove Corp. Bhd (Malaysia)	8,000	23,987
Varian Medical Systems, Inc.*	1,493	169,784

		9,708,037

Health Care Providers & Services — 1.0%
Aetna, Inc.	14,346	2,632,490
Alfresa Holdings Corp. (Japan)	7,500	176,118
AmerisourceBergen Corp.	9,993	852,103
Amplifon SpA (Italy)	10,084	208,507
Anthem, Inc.	3,548	844,530
Cardinal Health, Inc.	2,291	111,870
Centene Corp.*	5,332	656,956
Cigna Corp.	7,722	1,312,354
CVS Health Corp.	14,939	961,325
DaVita, Inc.*	3,215	223,250
Express Scripts Holding Co.*	20,072	1,549,760
Fresenius Medical Care AG & Co. KGaA (Germany)	20,605	2,074,750
Fresenius SE & Co. KGaA (Germany)	5,162	413,294
HCA Healthcare, Inc.	9,110	934,686
Humana, Inc.	10,429	3,103,983
McKesson Corp.	9,560	1,275,304
Mediclinic International PLC (South Africa)	8,524	59,053
Medipal Holdings Corp. (Japan)	600	12,052
Miraca Holdings, Inc. (Japan)	4,200	124,930
Netcare Ltd. (South Africa)	11,742	23,542
Quest Diagnostics, Inc.(a)	6,283	690,753

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	$32,153
Suzuken Co. Ltd. (Japan)	4,800	202,990
Tenet Healthcare Corp.*	4,985	167,346
UnitedHealth Group, Inc.	25,950	6,366,573
Universal Health Services, Inc. (Class B Stock)	4,837	539,036
WellCare Health Plans, Inc.*	818	201,424

		25,751,132

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	5,713	439,101

Hotels, Restaurants & Leisure — 1.1%
Alsea SAB de CV (Mexico)	5,100	17,570
Aristocrat Leisure Ltd. (Australia)	85,572	1,954,240
Carnival Corp.	21,812	1,250,046
Carnival PLC	12,829	733,239
China Travel International Investment Hong Kong Ltd. (China)	34,000	13,221
Chipotle Mexican Grill, Inc.*	1,440	621,173
Compass Group PLC (United Kingdom)	49,891	1,063,457
Darden Restaurants, Inc.	10,667	1,142,009
Domino’s Pizza, Inc.	6,522	1,840,313
Flight Centre Travel Group Ltd. (Australia)	441	20,760
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	128,000	986,682
Genting Singapore Ltd. (Singapore)	348,800	312,320
InterContinental Hotels Group PLC (United Kingdom)	17,222	1,070,608
Jubilant Foodworks Ltd. (India)	2,582	52,240
Las Vegas Sands Corp.	18,069	1,379,749
Marriott International, Inc. (Class A Stock)	5,182	656,041
McDonald’s Corp.	36,759	5,759,768
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	23,526	658,728
Melia Hotels International SA (Spain)	1,305	17,851
MGM China Holdings Ltd. (Macau)	80,000	184,979
NH Hotel Group SA (Spain)	1,671	12,331
Oriental Land Co. Ltd. (Japan)	200	20,969
Round One Corp. (Japan)	700	10,988
Sands China Ltd. (Macau)	116,000	618,441
Shangri-La Asia Ltd. (Hong Kong)	68,000	127,393
SJM Holdings Ltd. (Hong Kong)	251,000	311,298
SSP Group PLC (United Kingdom)	7,247	60,467
Starbucks Corp.	28,937	1,413,572
Stars Group, Inc. (The) (Canada)*	26,135	947,870
Texas Roadhouse, Inc.	1,030	67,475
Thomas Cook Group PLC (United Kingdom)	424,682	601,799
TUI AG (Germany)	26,628	582,407
Whitbread PLC (United Kingdom)	942	49,103
William Hill PLC (United Kingdom)	61,718	246,500
Wyndham Destinations, Inc.	1,378	61,004
Wyndham Hotels & Resorts, Inc.	2,347	138,074
Wynn Macau Ltd. (Macau)	73,200	234,579
Wynn Resorts Ltd.	562	94,045
Yum! Brands, Inc.	18,291	1,430,722

		26,764,031

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	70,937	$480,875
Bovis Homes Group PLC (United Kingdom)	8,177	123,290
D.R. Horton, Inc.	16,538	678,057
Electrolux AB (Sweden) (Class B Stock)	35,597	807,825
Garmin Ltd.	4,699	286,639
Haseko Corp. (Japan)	13,700	188,829
Iida Group Holdings Co. Ltd. (Japan)	27,200	523,642
LG Electronics, Inc. (South Korea)	5,410	402,803
Mobile Appliance, Inc. (South Korea)*	1,794	9,018
Panasonic Corp. (Japan)	12,500	168,555
Persimmon PLC (United Kingdom)	3,868	128,842
Skyworth Digital Holdings Ltd. (Hong Kong)	18,000	8,010
Sony Corp. (Japan)	9,000	460,929
Whirlpool Corp.(a)	3,601	526,574

		4,793,888

Household Products — 1.0%
Church & Dwight Co., Inc.	44,494	2,365,301
Clorox Co. (The)	18,776	2,539,454
Colgate-Palmolive Co.	35,058	2,272,109
Essity AB (Sweden) (Class B Stock)	96,605	2,376,636
Henkel AG & Co. KGaA (Germany)	2,331	258,816
Hindustan Unilever Ltd. (India)	10,044	240,560
Kimberly-Clark Corp.	43,847	4,618,843
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	13,700	23,157
Lion Corp. (Japan)	9,600	175,663
Pigeon Corp. (Japan)	3,200	155,511
Procter & Gamble Co. (The)	133,213	10,398,607
Unicharm Corp. (Japan)	2,500	75,160
Unilever Indonesia Tbk PT (Indonesia)	5,600	17,996

		25,517,813

Independent Power & Renewable Electricity Producers — 0.0%
Capital Power Corp. (Canada)	863	16,562
China Resources Power Holdings Co. Ltd. (China)	16,000	28,119
Datang International Power Generation Co. Ltd. (China) (Class H Stock)*	158,000	48,208
EDP Renovaveis SA (Spain)	567	5,910
Engie Brasil Energia SA (Brazil)	2,500	21,938
ERG SpA (Italy)	2,820	61,508
Gulf Energy Development PCL (Thailand)	13,100	24,491
Huadian Power International Corp. Ltd. (China) (Class H Stock)	80,000	31,568
Uniper SE (Germany)	7,077	210,703

		449,007

Industrial Conglomerates — 0.3%
3M Co.	12,137	2,387,591
Alfa SAB de CV (Mexico) (Class A Stock)	58,384	67,790
Bidvest Group Ltd. (The) (South Africa)	4,914	70,368
CJ Corp. (South Korea)	165	21,024
DCC PLC (United Kingdom)	1,849	167,666
General Electric Co.	54,447	741,024
Honeywell International, Inc.	20,431	2,943,086
JG Summit Holdings, Inc. (Philippines)	16,720	15,664
KOC Holding A/S (Turkey)	7,820	24,163

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Rheinmetall AG (Germany)	6,372	$701,063
Siemens AG (Germany)	3,535	465,757
Smiths Group PLC (United Kingdom)	3,535	78,963

		7,684,159

Insurance — 1.6%
Admiral Group PLC (United Kingdom)	5,465	137,348
Aegon NV (Netherlands)	56,212	335,621
Ageas (Belgium)	35,142	1,769,158
AIA Group Ltd. (Hong Kong)	157,200	1,369,434
Alleghany Corp.	152	87,395
Allianz SE (Germany)	10,746	2,214,267
Allstate Corp. (The)	22,437	2,047,825
American Financial Group, Inc.	5,015	538,260
American International Group, Inc.	9,908	525,322
Aon PLC	641	87,926
Arthur J Gallagher & Co.	1,556	101,576
Assicurazioni Generali SpA (Italy)	3,623	60,569
Athene Holding Ltd. (Class A Stock)*	20,996	920,465
Aviva PLC (United Kingdom)	147,931	981,534
AXA SA (France)	94,577	2,310,877
Baloise Holding AG (Switzerland)	786	114,015
BB Seguridade Participacoes SA (Brazil)	13,500	85,687
Brighthouse Financial, Inc.*	1,400	56,098
Cathay Financial Holding Co. Ltd. (Taiwan)	234,000	412,168
China Life Insurance Co. Ltd. (Taiwan)	127,372	133,944
China Life Insurance Co. Ltd. (China) (Class H Stock)	231,000	592,629
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	52,400	201,845
China Reinsurance Group Corp. (China) (Class H Stock)	256,000	56,032
China Taiping Insurance Holdings Co. Ltd. (China)	18,200	56,585
Chubb Ltd.	512	65,034
CNP Assurances (France)	665	15,109
Dai-ichi Life Holdings, Inc. (Japan)	37,200	662,072
Direct Line Insurance Group PLC (United Kingdom)	134,514	607,017
Everest Re Group Ltd.	523	120,541
Fairfax Financial Holdings Ltd. (Canada)	450	252,156
First American Financial Corp.	7,982	412,829
Gjensidige Forsikring ASA (Norway)	8,184	133,984
Hannover Rueck SE (Germany)	4,280	532,098
Hanover Insurance Group, Inc. (The)	2,202	263,271
Hartford Financial Services Group, Inc. (The)	27,746	1,418,653
HDFC Standard Life Insurance Co. Ltd. (India), 144A	11,921	79,452
IRB Brasil Resseguros SA (Brazil)	1,800	22,028
Japan Post Holdings Co. Ltd. (Japan)	63,300	692,741
Legal & General Group PLC (United Kingdom)	408,572	1,429,117
Liberty Holdings Ltd. (South Africa)	3,862	32,788
Lincoln National Corp.	18,170	1,131,083
Loews Corp.	3,379	163,138
Manulife Financial Corp. (Canada)	54,040	970,924
Marsh & McLennan Cos., Inc.	2,092	171,481
MetLife, Inc.	18,262	796,223

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
MMI Holdings Ltd. (South Africa)	19,350	$24,931
MS&AD Insurance Group Holdings, Inc. (Japan)	33,000	1,024,933
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	4,560	958,709
Old Mutual Ltd. (United Kingdom)*	143,396	283,488
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	97,000	45,408
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	237,000	254,899
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	65,500	599,828
Powszechny Zaklad Ubezpieczen SA (Poland)	24,207	250,966
Principal Financial Group, Inc.	12,506	662,193
Progressive Corp. (The)	14,313	846,614
Reinsurance Group of America, Inc.	637	85,027
RSA Insurance Group PLC (United Kingdom)	17,710	158,386
Sampo OYJ (Finland) (Class A Stock)	11,171	544,036
Samsung Life Insurance Co. Ltd. (South Korea)	396	34,958
Sanlam Ltd. (South Africa)	21,537	109,422
SBI Life Insurance Co. Ltd. (India), 144A	5,986	58,895
Sompo Holdings, Inc. (Japan)	14,000	564,899
Sun Life Financial, Inc. (Canada)	31,032	1,247,040
Swiss Life Holding AG (Switzerland)*	2,275	788,860
Swiss Re AG (Switzerland)	21,351	1,864,133
T&D Holdings, Inc. (Japan)	17,100	256,467
Talanx AG (Germany)	561	20,437
Tokio Marine Holdings, Inc. (Japan)	19,800	926,308
Topdanmark A/S (Denmark)	1,510	65,944
Torchmark Corp.	1,246	101,437
Travelers Cos., Inc. (The)	9,824	1,201,868
Tryg A/S (Denmark)	7,064	165,428
Unum Group	28,463	1,052,847
XL Group Ltd. (Bermuda)	266	14,883
Zurich Insurance Group AG (Switzerland)	3,800	1,123,774

		40,505,337

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	7,737	13,151,352
ASOS PLC (United Kingdom)*	1,966	157,698
Booking Holdings, Inc.*	81	164,194
Netflix, Inc.*	5,606	2,194,357

		15,667,601

Internet Software & Services — 1.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	20,569	3,816,167
Alphabet, Inc. (Class A Stock)*	5,309	5,994,870
Alphabet, Inc. (Class C Stock)*	6,662	7,432,461
Auto Trader Group PLC (United Kingdom), 144A	54,769	306,947
Autohome, Inc. (China), ADR	682	68,882
Delivery Hero AG (Germany), 144A*	926	49,083
eBay, Inc.*	19,053	690,861
Facebook, Inc. (Class A Stock)*	46,547	9,045,013
GoDaddy, Inc. (Class A Stock)*	6,395	451,487

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
GrubHub, Inc.*	398	$41,754
IAC/InterActiveCorp*	64	9,759
Just Dial Ltd. (India)*	15,327	124,510
Kakaku.com, Inc. (Japan)	2,100	47,288
Mixi, Inc. (Japan)	400	10,112
Momo, Inc. (China), ADR*	1,731	75,299
NAVER Corp. (South Korea)	87	59,535
Shopify, Inc. (Canada) (Class A Stock)*	2,648	386,147
Tencent Holdings Ltd. (China)	69,800	3,505,035
Twitter, Inc.*	13,712	598,803
VeriSign, Inc.*	3,058	420,230
Weibo Corp. (China), ADR*(a)	2,973	263,883
Yahoo Japan Corp. (Japan)	6,000	19,877
Yelp, Inc.*	5,734	224,658

		33,642,661

IT Services — 1.1%
Accenture PLC (Class A Stock)	8,112	1,327,042
Amadeus IT Group SA (Spain)	2,914	229,135
Atos SE (France)	3	408
Automatic Data Processing, Inc.	10,357	1,389,288
Booz Allen Hamilton Holding Corp.	9,164	400,742
Broadridge Financial Solutions, Inc.	1,788	205,799
Capgemini SE (France)	7,605	1,019,146
CGI Group, Inc. (Canada) (Class A Stock)*	4,466	283,013
Cognizant Technology Solutions Corp. (Class A Stock)	10,064	794,956
Computershare Ltd. (Australia)	19,564	266,510
Fidelity National Information Services, Inc.	24,972	2,647,781
First Data Corp. (Class A Stock)*	48,224	1,009,329
Fiserv, Inc.*	10,201	755,792
Fujitsu Ltd. (Japan)	242,000	1,464,467
HCL Technologies Ltd. (India)	26,170	353,611
Hexaware Technologies Ltd. (India)	1,945	13,015
Infosys Ltd. (India)	3,408	65,335
International Business Machines Corp.	14,691	2,052,333
Itochu Techno-Solutions Corp. (Japan)	3,200	55,199
Mastercard, Inc. (Class A Stock)	24,767	4,867,211
Mindtree Ltd. (India)	3,493	50,297
Mphasis Ltd. (India)	644	10,190
Nihon Unisys Ltd. (Japan)	800	20,062
Nomura Research Institute Ltd. (Japan)	1,000	48,381
NS Solutions Corp. (Japan)	500	12,576
NTT Data Corp. (Japan)	30,200	347,389
Otsuka Corp. (Japan)	3,500	137,016
Paychex, Inc.	6,181	422,471
PayPal Holdings, Inc.*	3,558	296,275
Samsung SDS Co. Ltd. (South Korea)	807	144,901
SCSK Corp. (Japan)	800	37,146
Sopra Steria Group (France)	57	11,598
Square, Inc. (Class A Stock)*	5,152	317,569
Tata Consultancy Services Ltd. (India)	36,310	979,287
Tech Mahindra Ltd. (India)	30,665	293,248
TIS, Inc. (Japan)	3,100	142,462
Visa, Inc. (Class A Stock)(a)	35,207	4,663,167
Wipro Ltd. (India)	17,670	67,392
Wirecard AG (Germany)	2,169	347,084

		27,548,623

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Leisure Products — 0.0%
Amer Sports OYJ (Finland)*	3,750	$117,916
BRP, Inc. (Canada)	1,616	77,908

		195,824

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	11,722	724,888
Divi’s Laboratories Ltd. (India)	7,193	109,153
Illumina, Inc.*	2,206	616,114
Mettler-Toledo International, Inc.*	492	284,686
QIAGEN NV*	15,443	559,797
Thermo Fisher Scientific, Inc.	10,105	2,093,150
Waters Corp.*	2,125	411,379

		4,799,167

Machinery — 0.5%
Aalberts Industries NV (Netherlands)	9,298	444,170
Amada Holdings Co. Ltd. (Japan)	13,400	128,605
Bodycote PLC (United Kingdom)	1,942	24,996
Bucher Industries AG (Switzerland)	57	19,013
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	21,100	27,575
Cummins, Inc.	1,982	263,605
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	960	23,211
Deere & Co.	1,395	195,021
DMG Mori Co. Ltd. (Japan)	2,900	40,092
Doosan Bobcat, Inc. (South Korea)	866	24,867
Doosan Infracore Co. Ltd. (South Korea)*	797	6,903
Epiroc AB (Sweden) (Class A Stock)*	3,407	35,752
Epiroc AB (Sweden) (Class B Stock)*	6,303	57,705
Escorts Ltd. (India)	902	11,488
Gates Industrial Corp. PLC*	3,168	51,543
Georg Fischer AG (Switzerland)	1,004	1,282,093
Glory Ltd. (Japan)	1,500	41,911
Hiwin Technologies Corp. (Taiwan)	2,000	23,562
Illinois Tool Works, Inc.	9,292	1,287,314
Ingersoll-Rand PLC	10,196	914,887
Iochpe Maxion SA (Brazil)	1,300	7,010
JTEKT Corp. (Japan)	12,900	175,098
Kurita Water Industries Ltd. (Japan)	400	11,393
NTN Corp. (Japan)	2,200	9,004
OC Oerlikon Corp. AG (Switzerland)*	3,944	60,086
Oshkosh Corp.	3,685	259,129
PACCAR, Inc.	23,961	1,484,624
Sandvik AB (Sweden)	73,216	1,293,066
Sinotruk Hong Kong Ltd. (China)	16,500	27,049
Spirax-Sarco Engineering PLC (United Kingdom)	4,457	382,203
Stanley Black & Decker, Inc.	2,897	384,751
Valmet OYJ (Finland)	32,790	630,269
Volvo AB (Sweden) (Class B Stock)	124,262	1,974,911
Weichai Power Co. Ltd. (China) (Class H Stock)	50,000	68,694

		11,671,600

Marine — 0.0%
COSCO Shipping Development Co. Ltd. (China) (Class H Stock)*	137,000	22,813

COMMON STOCKS (continued)	Shares	Value
Marine (continued)
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	34,000	$16,345
COSCO Shipping Holdings Co. Ltd. (China) (Class H Stock)*	79,500	36,339

		75,497

Media — 0.4%
Altice USA, Inc. (Class A Stock)	20,036	341,814
CBS Corp. (Class B Stock)	18,513	1,040,801
Charter Communications, Inc. (Class A Stock)*	257	75,355
Cinemark Holdings, Inc.	4,779	167,647
Comcast Corp. (Class A Stock)	94,055	3,085,944
Discovery, Inc. (Class C Stock)*	22	561
Fuji Media Holdings, Inc. (Japan)	5,200	88,734
Hakuhodo DY Holdings, Inc. (Japan)	2,400	38,481
I-CABLE Communications Ltd. (Hong Kong)*	14,814	231
Interpublic Group of Cos., Inc. (The)	20,946	490,974
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,332	35,445
Lions Gate Entertainment Corp. (Class A Stock)(a)	2,500	62,050
Mediaset Espana Comunicacion SA (Spain)	111,387	936,289
Naspers Ltd. (South Africa) (Class N Stock)	369	93,041
Pearson PLC (United Kingdom)	1,834	21,358
ProSiebenSat.1 Media SE (Germany)	2,360	59,720
Quebecor, Inc. (Canada) (Class B Stock)	13,165	269,579
SES SA (Luxembourg)	771	14,094
Twenty-First Century Fox, Inc. (Class A Stock)	4,965	246,711
Twenty-First Century Fox, Inc. (Class B Stock)	3,619	178,308
Viacom, Inc. (Class B Stock)	6,763	203,972
Walt Disney Co. (The)	17,976	1,884,065
Zee Entertainment Enterprises Ltd. (India)	2,699	21,446

		9,356,620

Metals & Mining — 0.4%
African Rainbow Minerals Ltd. (South Africa)	1,413	11,219
Angang Steel Co. Ltd. (China) (Class H Stock)	44,000	39,533
Anglo American PLC (South Africa), (XJSE)	8,872	197,764
Anglo American PLC (South Africa), (XMTF)	774	17,183
Aurubis AG (Germany)	3,812	290,987
Barrick Gold Corp. (Canada)	26,849	352,704
BHP Billiton Ltd. (Australia)	102,471	2,564,032
BlueScope Steel Ltd. (Australia)	62,491	797,546
Boliden AB (Sweden)	12,908	416,586
Centamin PLC (United Kingdom)	5,760	9,031
China Zhongwang Holdings Ltd. (China)	33,600	17,749
Cia Siderurgica Nacional SA (Brazil)*	16,200	32,812
Constellium NV (Class A Stock)*	62,367	642,380
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	36,770	81,549
Evraz PLC (Russia)	16,461	109,868
Ferrexpo PLC (Switzerland)	6,119	14,713
Hindalco Industries Ltd. (India)	5,762	19,404
Iluka Resources Ltd. (Australia)	4,332	35,782

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Industrias Penoles SAB de CV (Mexico)	1,235	$22,174
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	65,000	82,535
JSW Steel Ltd. (India)	2,023	9,651
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	32,518	31,257
KGHM Polska Miedz SA (Poland)	8,841	207,241
Korea Zinc Co. Ltd. (South Korea)	290	100,447
Kumba Iron Ore Ltd. (South Africa)	1,306	27,952
Lundin Mining Corp. (Chile)	2,115	11,760
Maanshan Iron & Steel Co. Ltd. (China) (Class H Stock)*	54,000	23,895
Magnitogorsk Iron & Steel Works PJSC (Russia)	12,600	8,532
MMG Ltd. (China)*	48,000	33,417
Newcrest Mining Ltd. (Australia)	8,454	137,269
Newmont Mining Corp.	26,308	992,075
Northern Star Resources Ltd. (Australia)	3,172	17,172
OZ Minerals Ltd. (Australia)	6,144	42,843
Poongsan Corp. (South Korea)	532	16,230
POSCO (South Korea)	1,322	390,069
Regis Resources Ltd. (Australia)	4,175	15,900
Reliance Steel & Aluminum Co.	1,289	112,839
Rio Tinto Ltd. (Australia)	18,964	1,171,697
Rio Tinto PLC (Australia)	1,958	107,922
Salzgitter AG (Germany)	5,384	234,247
Severstal PJSC (Russia)	1,180	17,506
Sims Metal Management Ltd.	2,707	32,150
South32 Ltd. (Australia)	107,244	286,376
SSAB AB (Sweden) (Class A Stock)	64,795	304,721
St Barbara Ltd. (Australia)	2,719	9,778
Vedanta Ltd. (India)	83,001	286,431
Vedanta Resources PLC (India)	1,809	15,351

		10,400,279

Multiline Retail — 0.2%
Dollar General Corp.	1,942	191,481
Dollarama, Inc. (Canada)	23,466	909,617
Kohl’s Corp.(a)	7,953	579,773
Macy’s, Inc.	10,264	384,182
Magazine Luiza SA (Brazil)	1,200	39,476
Matahari Department Store Tbk PT (Indonesia)	41,700	25,539
Next PLC (United Kingdom)	490	39,003
Nordstrom, Inc.	562	29,100
Ryohin Keikaku Co. Ltd. (Japan)	300	105,397
Target Corp.	37,186	2,830,598

		5,134,166

Multi-Utilities — 0.4%
A2A SpA (Italy)	6,431	11,132
AGL Energy Ltd. (Australia)	244,764	4,072,573
Black Hills Corp.(a)	4,391	268,773
CenterPoint Energy, Inc.	32,507	900,769
Centrica PLC (United Kingdom)	158,750	329,625
CMS Energy Corp.	2,778	131,344
Consolidated Edison, Inc.	20,282	1,581,590
Dominion Energy, Inc.	2,771	188,927
E.ON SE (Germany)	124,078	1,321,991

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
Engie SA (France)	49,266	$753,598
Hera SpA (Italy)	11,356	35,335
Veolia Environnement SA (France)	57,587	1,230,579

		10,826,236

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	9,869	722,905
Antero Resources Corp.*	12,712	271,401
Beach Energy Ltd. (Australia)	45,482	58,871
BP PLC (United Kingdom)	426,314	3,243,614
Bukit Asam Tbk PT (Indonesia)	42,500	11,739
Cabot Oil & Gas Corp.	2,997	71,329
Canadian Natural Resources Ltd. (Canada), (XTSE)	18,648	673,068
Chevron Corp.	35,839	4,531,124
China Coal Energy Co. Ltd. (China) (Class H Stock)	130,000	53,652
China Petroleum & Chemical Corp. (China) (Class H Stock)	746,000	667,758
Cimarex Energy Co.	892	90,752
CNOOC Ltd. (China)	77,000	131,944
ConocoPhillips	35,903	2,499,567
Continental Resources, Inc.*	1,602	103,746
Devon Energy Corp.	5,154	226,570
Enbridge, Inc. (Canada)	3,246	116,048
Enerplus Corp. (Canada)	8,514	107,376
Eni SpA (Italy)	123,977	2,298,707
EOG Resources, Inc.	8,558	1,064,872
Equinor ASA (Norway)	96,171	2,543,007
Exxon Mobil Corp.	68,545	5,670,728
Formosa Petrochemical Corp. (Taiwan)	40,000	160,475
Galp Energia SGPS SA (Portugal) (Class B Stock)	101,478	1,930,484
Gazprom PJSC (Russia)	6,700	15,115
HollyFrontier Corp.	735	50,296
Idemitsu Kosan Co. Ltd. (Japan)	16,400	583,210
Imperial Oil Ltd. (Canada)	8,209	272,874
JXTG Holdings, Inc. (Japan)	459,800	3,189,990
Kinder Morgan, Inc.	21,127	373,314
LUKOIL PJSC (Russia)	4,343	302,029
Lundin Petroleum AB (Sweden)	12,495	396,592
Marathon Oil Corp.	4,649	96,978
Marathon Petroleum Corp.	8,223	576,926
MOL Hungarian Oil & Gas PLC (Hungary)	12,715	122,352
Neste OYJ (Finland)	11,649	911,405
Occidental Petroleum Corp.	18,204	1,523,310
Oil & Natural Gas Corp. Ltd. (India)	21,856	50,529
Oil Search Ltd. (Australia)	138,786	911,818
OMV AG (Austria)	31,781	1,797,464
Parex Resources, Inc. (Canada)*	2,321	43,819
Parsley Energy, Inc. (Class A Stock)*	9,188	278,213
PetroChina Co. Ltd. (China) (Class H Stock)	534,000	406,809
Petroleo Brasileiro SA (Brazil)	20,800	104,114
Phillips 66	5,539	622,086
Pioneer Natural Resources Co.	1,445	273,452
Polski Koncern Naftowy ORLEN SA (Poland)	3,225	72,230
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	68,859	104,834

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PTT Exploration & Production PCL (Thailand), NVDR	21,300	$90,167
PTT PCL (Thailand), NVDR	87,700	126,793
Repsol SA (Spain)	278,723	5,440,424
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	100,411	3,475,114
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	83,172	2,978,635
Santos Ltd. (Australia)*	93,923	435,018
Saras SpA (Italy)	6,265	15,142
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	1,223	13,480
Showa Shell Sekiyu KK (Japan)	75,000	1,117,418
SK Innovation Co. Ltd. (South Korea)	1,771	320,778
Suncor Energy, Inc. (Canada)	43,985	1,789,980
Surgutneftegas OJSC (Russia)	62,795	28,578
Tatneft PJSC (Russia)	15,215	164,570
TOTAL SA (France)	51,427	3,122,948
Ultrapar Participacoes SA (Brazil)	1,900	22,501
Valero Energy Corp.	4,350	482,111
Vermilion Energy, Inc. (Canada)	327	11,793
Whitehaven Coal Ltd. (Australia)	74,188	316,689
Williams Cos., Inc. (The)	28,076	761,140
Woodside Petroleum Ltd. (Australia)	45,064	1,180,969

		62,223,744

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	2,816	67,773
Ence Energia y Celulosa SA (Spain)	766	6,771
Fibria Celulose SA (Brazil)	10,600	197,464
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	33,200	43,051
Mondi Ltd. (United Kingdom)	2,470	66,904
Mondi PLC (United Kingdom)	15,178	409,473
Norbord, Inc. (Canada)	1,073	44,123
Oji Holdings Corp. (Japan)	7,000	43,379
Stora Enso OYJ (Finland) (Class R Stock)	784	15,274
Suzano Papel e Celulose SA (Brazil)	1,400	16,154
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	18,660	202,008
UPM-Kymmene OYJ (Finland)	45,793	1,630,466
West Fraser Timber Co. Ltd. (Canada)	15,212	1,047,073

		3,789,913

Personal Products — 0.5%
Coty, Inc. (Class A Stock)(a)	48,014	676,997
Estee Lauder Cos., Inc. (The) (Class A Stock)	27,597	3,937,816
Fancl Corp. (Japan)	300	15,009
Hengan International Group Co. Ltd. (China)	6,500	62,347
Herbalife Nutrition Ltd.*	2,091	112,329
Kao Corp. (Japan)(a)	8,200	625,017
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	51,789
Kose Corp. (Japan)	900	193,585
LG Household & Health Care Ltd. (South Korea)	68	85,209
L’Oreal SA (France)	7,171	1,767,846
Pola Orbis Holdings, Inc. (Japan)	7,100	312,013

COMMON STOCKS (continued)	Shares	Value
Personal Products (continued)
Shiseido Co. Ltd. (Japan)	9,500	$753,882
Unilever NV (United Kingdom), CVA	38,077	2,121,538
Unilever PLC (United Kingdom)	10,513	580,742

		11,296,119

Pharmaceuticals — 2.5%
Allergan PLC	11,480	1,913,946
Aspen Pharmacare Holdings Ltd. (South Africa)	3,426	64,326
Astellas Pharma, Inc. (Japan)	194,000	2,952,405
AstraZeneca PLC (United Kingdom)	4,411	305,096
Aurobindo Pharma Ltd. (India)	44,299	392,809
Bayer AG (Germany)	18,721	2,056,010
Bristol-Myers Squibb Co.	94,557	5,232,784
China Traditional Chinese Medicine Holdings Co. Ltd. (China)	26,000	22,436
Chugai Pharmaceutical Co. Ltd. (Japan)	500	26,180
Daiichi Sankyo Co. Ltd. (Japan)	9,900	378,214
Eisai Co. Ltd. (Japan)	2,900	204,131
Eli Lilly & Co.	49,359	4,211,803
Galenica AG (Switzerland), 144A*	362	19,191
GlaxoSmithKline PLC (United Kingdom)	67,081	1,352,415
Glenmark Pharmaceuticals Ltd. (India)	3,761	32,005
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	14,000	61,604
H. Lundbeck A/S (Denmark)	10,228	716,844
Hisamitsu Pharmaceutical Co., Inc. (Japan)	300	25,278
Hypera SA (Brazil)	70,800	503,085
Indivior PLC (United Kingdom)*	9,429	47,480
Jazz Pharmaceuticals PLC*	2,496	430,061
Johnson & Johnson	73,927	8,970,302
Jubilant Life Sciences Ltd. (India)	1,317	13,463
Luye Pharma Group Ltd. (China)	20,000	20,435
Merck & Co., Inc.	110,596	6,713,178
Merck KGaA (Germany)	1,411	137,357
Mitsubishi Tanabe Pharma Corp. (Japan)	1,500	25,898
Mylan NV*	14,616	528,222
Nektar Therapeutics*(a)	12,236	597,484
Novartis AG (Switzerland)	22,082	1,672,732
Novo Nordisk A/S (Denmark) (Class B Stock)	26,616	1,229,408
Otsuka Holdings Co. Ltd. (Japan)	1,400	67,722
Perrigo Co. PLC	4,423	322,481
Pfizer, Inc.	134,185	4,868,232
Richter Gedeon Nyrt (Hungary)	7,192	130,963
Roche Holding AG (Switzerland), (XVTX)	23,069	5,118,046
Sanofi (France)	30,711	2,464,853
Shionogi & Co. Ltd. (Japan)	15,600	800,497
SSY Group Ltd. (Hong Kong)	18,000	19,930
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,600	97,225
Sun Pharmaceutical Industries Ltd. (India)	32,125	264,834
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	200	23,397
Takeda Pharmaceutical Co. Ltd. (Japan)	46,200	1,943,546
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	12,520	304,486
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	8,000	12,690

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
UCB SA (Belgium)	33,770	$2,647,244
Valeant Pharmaceuticals International, Inc.* .	13,406	312,041
Zoetis, Inc.	21,338	1,817,785

		62,072,554

Professional Services — 0.2%
en-japan, Inc. (Japan)	200	10,065
Hays PLC (United Kingdom)	83,092	204,049
Insperity, Inc.	2,769	263,747
Intertek Group PLC (United Kingdom)	16,858	1,267,561
ManpowerGroup, Inc.	6,571	565,500
Recruit Holdings Co. Ltd. (Japan)	25,600	707,038
RELX PLC (United Kingdom)	19,245	410,976
Robert Half International, Inc.	4,354	283,445
Wolters Kluwer NV (Netherlands)	8,740	490,985

		4,203,366

Real Estate Management & Development — 0.2%
Ayala Land, Inc. (Philippines)	92,600	65,746
Castellum AB (Sweden)	1,498	24,227
China Overseas Land & Investment Ltd. (China)	26,000	85,337
China Resources Land Ltd. (China)	42,000	141,080
China Vanke Co. Ltd. (China) (Class H Stock)	85,900	299,575
CK Asset Holdings Ltd. (Hong Kong)	9,500	75,205
Country Garden Holdings Co. Ltd. (China)	6,000	10,518
Daito Trust Construction Co. Ltd. (Japan)	12,900	2,098,491
Daiwa House Industry Co. Ltd. (Japan)	16,300	554,556
Future Land Development Holdings Ltd. (China)	36,000	32,423
Greentown China Holdings Ltd. (China)	13,000	17,371
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	30,800	61,814
Hang Lung Properties Ltd. (Hong Kong)	106,000	217,732
Henderson Land Development Co. Ltd. (Hong Kong)	39,380	207,662
Jiayuan International Group Ltd. (China)	16,000	27,726
Jones Lang LaSalle, Inc.	1,336	221,763
Kaisa Group Holdings Ltd. (China)	29,000	12,336
Kerry Properties Ltd. (Hong Kong)	50,000	238,947
KWG Property Holding Ltd. (China)	17,000	21,234
LEG Immobilien AG (Germany)	920	99,943
Leopalace21 Corp. (Japan)	4,500	24,621
Logan Property Holdings Co. Ltd. (China)	34,000	45,818
Mitsubishi Estate Co. Ltd. (Japan)	5,600	97,759
Mitsui Fudosan Co. Ltd. (Japan)	1,200	28,906
Nexity SA (France)	598	37,752
Shenzhen Investment Ltd. (China)	50,000	18,168
Shimao Property Holdings Ltd. (China)	32,000	83,430
Shui On Land Ltd. (China)	47,000	11,885
SM Prime Holdings, Inc. (Philippines)	37,200	25,059
Sun Hung Kai Properties Ltd. (Hong Kong)	35,000	527,308
Tokyu Fudosan Holdings Corp. (Japan)	6,700	47,262
Vonovia SE (Germany)	107	5,086
Wharf Holdings Ltd. (The) (Hong Kong)	9,000	28,821
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	7,000	49,705
Yuexiu Property Co. Ltd. (China)	78,000	14,852

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Yuzhou Properties Co. Ltd. (China)	26,000	$15,279

		5,575,397

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	333	61,025
Central Japan Railway Co. (Japan)	1,700	351,950
CSX Corp.	5,648	360,229
East Japan Railway Co. (Japan)	3,900	373,485
Hitachi Transport System Ltd. (Japan)	600	15,354
Landstar System, Inc.	3,031	330,985
Nippon Express Co. Ltd. (Japan)	300	21,739
Norfolk Southern Corp.	7,943	1,198,360
Seino Holdings Co. Ltd. (Japan)	2,800	49,547
TFI International, Inc. (Canada)	15,084	465,262
Union Pacific Corp.	5,394	764,222
West Japan Railway Co. (Japan)	15,400	1,133,815

		5,125,973

Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	22,824	1,054,241
APS Holdings Corp. (South Korea)*	1,074	4,916
ASM Pacific Technology Ltd. (Hong Kong)	25,800	325,171
ASML Holding NV (Netherlands)	753	149,007
BE Semiconductor Industries NV (Netherlands)	35,776	962,728
Broadcom, Inc.	5,403	1,310,984
Dialog Semiconductor PLC (United Kingdom)*	9,969	151,099
Hua Hong Semiconductor Ltd. (China), 144A	5,000	17,089
Infineon Technologies AG (Germany)	8,131	206,538
Intel Corp.	63,647	3,163,892
Maxim Integrated Products, Inc.	25,242	1,480,696
MediaTek, Inc. (Taiwan)	53,000	520,253
Micron Technology, Inc.*	1,363	71,476
Novatek Microelectronics Corp. (Taiwan)	6,000	27,001
NVIDIA Corp.	6,981	1,653,799
Powertech Technology, Inc. (Taiwan)	16,000	46,377
QUALCOMM, Inc.	5,332	299,232
Siltronic AG (Germany)	85	12,079
SK Hynix, Inc. (South Korea)	1,603	123,045
STMicroelectronics NV (Switzerland)	19,773	439,026
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	173,000	1,228,487
Texas Instruments, Inc.	19,011	2,095,963
Tokyo Electron Ltd. (Japan)	3,600	617,952
Ulvac, Inc. (Japan)	7,400	282,287
Xilinx, Inc.	6,487	423,342

		16,666,680

Software — 1.9%
Activision Blizzard, Inc.	22,761	1,737,119
Adobe Systems, Inc.*	13,217	3,222,437
Autodesk, Inc.*	2,192	287,349
CA, Inc.	12,377	441,240
Cadence Design Systems, Inc.*	19,380	839,348
Capcom Co. Ltd. (Japan)	2,100	51,638
CDK Global, Inc.	7,633	496,527

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Check Point Software Technologies Ltd. (Israel)*	1,083	$105,787
Citrix Systems, Inc.*	8,179	857,486
Constellation Software, Inc. (Canada)	406	314,865
Dassault Systemes SE (France)	2,984	417,592
Dell Technologies, Inc. (Class V Stock)*	11,993	1,014,368
Electronic Arts, Inc.*	12,169	1,716,072
Fortinet, Inc.*	5,082	317,269
Intuit, Inc.	8,859	1,809,938
Kingdee International Software Group Co. Ltd. (China)	18,000	18,334
Konami Holdings Corp. (Japan)	8,400	426,818
KPIT Technologies Ltd. (India)	4,598	18,258
Micro Focus International PLC (United Kingdom)	6,800	117,989
Microsoft Corp.	182,429	17,989,324
NIIT Technologies Ltd. (India)	1,421	22,775
Nintendo Co. Ltd. (Japan)	1,500	489,644
Oracle Corp.	69,606	3,066,840
Red Hat, Inc.*	4,525	608,024
RingCentral, Inc. (Class A Stock)*	2,413	169,755
Sage Group PLC (The) (United Kingdom)	8,611	71,120
salesforce.com, Inc.*	12,646	1,724,914
SAP SE (Germany)	33,164	3,827,721
ServiceNow, Inc.*	1,511	260,602
Snap, Inc. (Class A Stock)*(a)	2,211	28,942
Software AG (Germany)	5,764	267,895
Splunk, Inc.*	5,222	517,552
Symantec Corp.	2,204	45,513
Synopsys, Inc.*	8,466	724,436
Take-Two Interactive Software, Inc.*	224	26,513
Trend Micro, Inc. (Japan)	9,100	518,037
Ubisoft Entertainment SA (France)*	3,088	337,544
VMware, Inc. (Class A Stock)*	4,696	690,171
Workday, Inc. (Class A Stock)*	8,077	978,286
Xero Ltd. (New Zealand)*	535	17,821
Zendesk, Inc.*	9,561	520,979

		47,114,842

Specialty Retail — 0.4%
Autobacs Seven Co. Ltd. (Japan)	500	8,853
AutoZone, Inc.*	416	279,107
Best Buy Co., Inc.	7,115	530,637
Burlington Stores, Inc.*	654	98,447
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	69,000	77,603
Fast Retailing Co. Ltd. (Japan)	400	183,334
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,947	28,981
Home Depot, Inc. (The)	21,102	4,117,001
JD Sports Fashion PLC (United Kingdom)	12,660	73,359
Komeri Co. Ltd. (Japan)	500	12,686
Lithia Motors, Inc. (Class A Stock)(a)	4,840	457,719
Lowe’s Cos., Inc.	8,875	848,184
Nitori Holdings Co. Ltd. (Japan)	400	62,231
O’Reilly Automotive, Inc.*	1,041	284,786
Penske Automotive Group, Inc.(a)	11,522	539,806
Petrobras Distribuidora SA (Brazil)	7,300	34,091
Tiffany & Co.	4,598	605,097

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	4,168	$396,710
Urban Outfitters, Inc.*	2,149	95,738
WH Smith PLC (United Kingdom)	1,391	36,614
Zhongsheng Group Holdings Ltd. (China)	14,000	41,916

		8,812,900

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	84,163	15,579,413
Brother Industries Ltd. (Japan)	1,000	19,701
Compal Electronics, Inc. (Taiwan)	243,000	152,890
FUJIFILM Holdings Corp. (Japan)	4,500	175,512
Gigabyte Technology Co. Ltd. (Taiwan)	7,000	15,447
Hewlett Packard Enterprise Co.	19,880	290,447
HP, Inc.	17,178	389,769
Legend Holdings Corp. (China) (Class H Stock), 144A	14,000	42,569
Lenovo Group Ltd. (China)	298,000	160,402
Lite-On Technology Corp. (Taiwan)	30,189	36,477
Logitech International SA (Switzerland)	22,365	979,831
Pure Storage, Inc. (Class A Stock)*	1,363	32,548
Ricoh Co. Ltd. (Japan)	1,300	11,905
Samsung Electronics Co. Ltd. (South Korea)	37,700	1,579,237
Western Digital Corp.	5,387	417,008

		19,883,156

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	1,583	344,647
Burberry Group PLC (United Kingdom)	3,620	102,882
Christian Dior SE (France)	1,026	428,517
Gildan Activewear, Inc. (Canada)	49,760	1,401,600
Kering SA (France)	3,758	2,116,884
Li Ning Co. Ltd. (China)*	11,000	12,100
Lululemon Athletica, Inc.*	3,282	409,758
LVMH Moet Hennessy Louis Vuitton SE (France)	848	281,552
Michael Kors Holdings Ltd.*	4,368	290,909
Moncler SpA (Italy)	41,301	1,874,037
NIKE, Inc. (Class B Stock)	16,348	1,302,609
Page Industries Ltd. (India)	69	27,990
Puma SE (Germany)	1,180	689,317
Skechers U.S.A., Inc. (Class A Stock)*	11,850	355,619
Titan Co. Ltd. (India)	899	11,533
Under Armour, Inc. (Class C Stock)*	2,002	42,202
VF Corp.	5,376	438,252

		10,130,408

Thrifts & Mortgage Finance — 0.0%
Aareal Bank AG (Germany)	468	20,532
Genworth MI Canada, Inc. (Canada)	563	18,321
Housing Development Finance Corp. Ltd. (India)	8,893	247,800
Indiabulls Housing Finance Ltd. (India)	1,291	21,586
LIC Housing Finance Ltd. (India)	5,075	34,753

		342,992

Tobacco — 0.3%
Altria Group, Inc.	8,465	480,726
British American Tobacco PLC (United Kingdom)	19,332	973,817

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco (continued)
Gudang Garam Tbk PT (Indonesia)	9,800	$45,919
Imperial Brands PLC (United Kingdom)	14,573	541,213
Japan Tobacco, Inc. (Japan)(a)	68,600	1,917,124
Philip Morris International, Inc.	18,848	1,521,788
Swedish Match AB (Sweden)	44,794	2,213,796

		7,694,383

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	820	44,403
Ashtead Group PLC (United Kingdom)	4,963	147,795
Barloworld Ltd. (South Africa)	1,017	9,591
Fastenal Co.(a)	7,652	368,291
Ferguson PLC (Switzerland)	3,094	250,329
HD Supply Holdings, Inc.*	24,256	1,040,340
Marubeni Corp. (Japan)	3,300	25,124
Mitsui & Co. Ltd. (Japan)	40,600	676,083
Sojitz Corp. (Japan)	126,800	459,222
United Rentals, Inc.*	1,799	265,568
Univar, Inc.*	7,995	209,789
W.W. Grainger, Inc.	4,520	1,393,967
Watsco, Inc.	1,895	337,841
WESCO International, Inc.*	2,276	129,960

		5,358,303

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	2,243	406,089
Atlantia SpA (Italy)	450	13,267
Auckland International Airport Ltd. (New Zealand)	11,404	52,325
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	3,100	16,190
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,300	21,344
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	35,000	26,206
Shenzhen International Holdings Ltd. (China)	12,500	25,786
TAV Havalimanlari Holding A/S (Turkey)	7,514	36,777
Transurban Group (Australia)	71,827	636,051

		1,234,035

Water Utilities — 0.0%
American Water Works Co., Inc.	7,141	609,699
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,500	21,032
Severn Trent PLC (United Kingdom)	2,431	63,385

		694,116

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	1,006,000	839,842
China Mobile Ltd. (China)	238,500	2,116,198
KDDI Corp. (Japan)	2,100	57,424
NTT DOCOMO, Inc. (Japan)	61,400	1,564,617
Telephone & Data Systems, Inc.	13,324	365,344
TIM Participacoes SA (Brazil)	23,000	77,502
T-Mobile US, Inc.*	11,145	665,914
Total Access Communication PCL (Thailand), NVDR	39,300	43,523

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)	172,209	$417,140

		6,147,504

TOTAL COMMON STOCKS (cost $845,537,242)		869,971,155

PREFERRED STOCKS — 0.3%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	5,353	69,477

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	1,974	157,028
Volkswagen AG (Germany) (PRFC)	108	17,843

		174,871

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	24,684	170,557
Itau Unibanco Holding SA (Brazil) (PRFC)	135,125	1,399,798
Itausa — Investimentos Itau SA (Brazil) (PRFC)	57,750	136,934

		1,707,289

Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC)	493	24,259

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.128%	64,707	1,701,794

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	1,000	11,830

Electric Utilities — 0.0%
Cia Paranaense de Energia (Brazil) (PRFC B)	1,600	8,975

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	1,800	35,965

Hotels, Restaurants & Leisure — 0.1%
Stars Group, Inc. (The) (Canada) (CVT)*^	1,400	2,676,576

Machinery — 0.0%
Rexnord Corp. (CVT), 5.750%	3,900	243,672

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	34,700	124,001
Metalurgica Gerdau SA (Brazil) (PRFC)	44,300	70,409

		194,410

Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp.	27,216	119,478
Surgutneftegas OJSC (Russia) (PRFC)	60,895	30,549

		150,027

TOTAL PREFERRED STOCKS (cost $6,128,743)		6,999,145

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 07/17/18	122,134	—

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Units	Value
RIGHTS* (continued)
Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/06/18	7,685	$7,916

Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 07/06/18	243,918	138,464

TOTAL RIGHTS (cost $145,778)		146,380

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.1%
Financial Select Sector SPDR Fund(a)	39,999	1,063,573
SPDR S&P Oil & Gas Exploration & Production ETF(a)	14,358	618,255

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,690,227)		1,681,828

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.8%
Automobiles — 2.8%
American Credit Acceptance Receivables Trust,
Series 2016-3, Class B, 144A
2.870%	08/12/22	735	734,946
AmeriCredit Automobile Receivables Trust,
Series 2014-4, Class D
3.070%	11/09/20	1,400	1,403,178
Series 2015-3, Class B
2.080%	09/08/20	1,080	1,079,349
Series 2016-1, Class D
3.590%	02/08/22	280	281,518
Series 2017-3, Class C
2.690%	06/19/23	1,720	1,691,666
CPS Auto Receivables Trust,
Series 2015-A, Class B, 144A
2.790%	02/16/21	454	453,696
Series 2016-A, Class B, 144A
3.340%	05/15/20	204	204,614
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	600	596,094
Drive Auto Receivables Trust,
Series 2015-BA, Class C, 144A
2.760%	07/15/21	87	87,396
Series 2015-BA, Class D, 144A
3.840%	07/15/21	800	804,690
Series 2015-DA, Class C, 144A
3.380%	11/15/21	262	262,391
Series 2016-AA, Class C, 144A
3.910%	05/17/21	266	266,733
Series 2016-BA, Class C, 144A
3.190%	07/15/22	1,763	1,765,607
Series 2016-BA, Class D, 144A
4.530%	08/15/23	800	813,895
Series 2016-CA, Class B, 144A
2.370%	11/16/20	360	359,368
Series 2016-CA, Class C, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
3.020%	11/15/21	2,900	$2,902,288
Series 2017-1, Class B
2.360%	03/15/21	2,290	2,287,344
Series 2017-1, Class C
2.840%	04/15/22	2,300	2,296,510
Series 2017-2, Class B
2.250%	06/15/21	840	838,741
Series 2017-2, Class C
2.750%	09/15/23	2,200	2,195,094
Series 2017-3, Class B
2.300%	05/17/21	1,720	1,715,499
Series 2017-3, Class C
2.800%	07/15/22	1,720	1,714,305
Series 2017-3, Class D, 144A
3.530%	12/15/23	2,000	1,992,471
Series 2017-AA, Class B, 144A
2.510%	01/15/21	1,375	1,374,366
Series 2017-AA, Class C, 144A
2.980%	01/18/22	1,940	1,940,163
Series 2017-BA, Class C, 144A
2.610%	08/16/21	1,775	1,773,533
Series 2017-BA, Class D, 144A
3.720%	10/17/22	2,700	2,716,408
Series 2018-1, Class C
3.220%	03/15/23	3,520	3,507,382
Series 2018-1, Class D
3.810%	05/15/24	1,550	1,547,432
Series 2018-2, Class B
3.220%	04/15/22	600	600,157
Series 2018-2, Class C
3.630%	08/15/24	3,000	3,002,481
Series 2018-2, Class D
4.140%	08/15/24	640	643,569
DT Auto Owner Trust,
Series 2015-3A, Class D, 144A
4.530%	10/17/22	525	530,938
Exeter Automobile Receivables Trust,
Series 2015-1A, Class C, 144A
4.100%	12/15/20	332	333,792
Series 2017-2A, Class A, 144A
2.110%	06/15/21	245	243,868
Flagship Credit Auto Trust,
Series 2016-4, Class B, 144A
2.410%	10/15/21	2,400	2,382,146
Hertz Vehicle Financing LLC,
Series 2013-1A, Class A2, 144A
1.830%	08/25/19	333	333,012
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A
2.040%	01/15/21	5	4,606
Santander Drive Auto Receivables Trust,
Series 2014-1, Class D
2.910%	04/15/20	610	609,733
Series 2014-2, Class C
2.330%	11/15/19	—	831
Series 2014-3, Class D
2.650%	08/17/20	1,228	1,227,308
Series 2014-5, Class C
2.460%	06/15/20	510	510,202

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2015-1, Class D
3.240%	04/15/21	750	$751,114
Series 2015-2, Class C
2.440%	04/15/21	269	269,169
Series 2015-2, Class D
3.020%	04/15/21	2,000	2,002,783
Series 2015-3, Class C
2.740%	01/15/21	360	360,388
Series 2015-3, Class D
3.490%	05/17/21	460	463,161
Series 2015-4, Class C
2.970%	03/15/21	355	355,357
Series 2015-5, Class C
2.740%	12/15/21	819	819,434
Series 2016-1, Class C
3.090%	04/15/22	940	941,031
Series 2016-2, Class C
2.660%	11/15/21	910	906,442
Series 2016-3, Class C
2.460%	03/15/22	1,450	1,440,748
Series 2017-1, Class B
2.100%	06/15/21	1,950	1,938,921
Series 2017-1, Class C
2.580%	05/16/22	975	968,114
Series 2017-2, Class B
2.210%	10/15/21	2,570	2,556,945
Series 2017-2, Class C
2.790%	08/15/22	2,000	1,990,366
Series 2017-2, Class D
3.490%	07/17/23	1,000	999,024
Westlake Automobile Receivables Trust,
Series 2018-2A, Class B, 144A
3.200%	01/16/24	1,370	1,370,134

			68,162,451

Collateralized Loan Obligations — 0.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class D, 3 Month LIBOR + 2.600%, 144A
4.959%(c)	01/28/31	500	497,798
Apidos CLO (Cayman Islands),
Series 13-15A, Class DRR, 3 Month LIBOR + 2.700%, 144A
5.059%(c)	04/20/31	250	248,558
Ares CLO Ltd. (Cayman Islands),
Series 2014-32RA, Class B, 3 Month LIBOR + 1.800%, 144A
4.162%(c)	05/15/30	500	496,234
Series 2014-32RA, Class C, 3 Month LIBOR + 2.900%, 144A
5.262%(c)	05/15/30	500	495,276
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class C, 3 Month LIBOR + 2.700%, 144A
5.048%(c)	10/15/28	1,000	1,004,127
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-1A, Class BR, 3 Month LIBOR + 1.350%, 144A
3.709%(c)	04/20/27	300	299,297

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2016-3A, Class D, 3 Month LIBOR + 7.000%, 144A
9.359%(c)	10/20/29	500	$506,041
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2017-8A, Class D, 3 Month LIBOR + 3.250%, 144A
5.603%(c)	10/17/30	250	250,809
CIFC Funding Ltd. (Cayman Islands),
Series 2018-1A, Class C, 3 Month LIBOR + 1.750%, 144A
3.907%(c)	04/18/31	250	248,675
Highbridge Loan Management Ltd. (Cayman Islands),
Series 12A-18, Class B, 3 Month LIBOR + 1.850%, 144A
4.176%(c)	07/18/31	500	500,000
LCM LP (Cayman Islands),
Series 15A, Class CR, 3 Month LIBOR + 2.400%, 144A
4.759%(c)	07/20/30	250	251,064
Madison Park Funding Ltd. (Cayman Islands),
Series 2014-14A, Class DR, 3 Month LIBOR + 3.250%, 144A
5.609%(c)	07/20/26	250	250,183
Series 2018-27A, Class C, 3 Month LIBOR + 2.600%, 144A
4.647%(c)	04/20/30	400	394,673
OCP CLO Ltd. (Cayman Islands),
Series 2016-11A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
3.632%(c)	10/26/30	425	426,017
Octagon Investment Partners 27 Ltd. (Cayman Islands),
Series 2016-1A, Class E, 3 Month LIBOR + 7.100%, 144A
9.448%(c)	07/15/27	1,000	999,976
Octagon Investment Partners 35 Ltd. (Cayman Islands),
Series 2018-1A, Class C, 3 Month LIBOR + 2.600%, 144A
4.348%(c)	01/20/31	300	296,217
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-1A, Class A1R2, 3 Month LIBOR + 1.000%, 144A
2.984%(c)	01/25/31	1,500	1,499,177
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class B1S, 3 Month LIBOR + 2.100%, 144A
4.453%(c)	04/17/31	500	500,568
Series 2014-6A, Class CS, 3 Month LIBOR + 3.130%, 144A
5.483%(c)	04/17/31	500	497,558
Series 2018-20A, Class B, 3 Month LIBOR + 1.950%, 144A
4.110%(c)	04/20/31	500	499,823
Series 2018-20A, Class C, 3 Month LIBOR + 2.950%, 144A
5.110%(c)	04/20/31	500	495,187
SOUND POINT Ltd. (Cayman Islands),
Series 2013-2RA, Class C, 3 Month LIBOR + 1.900%, 144A
4.248%(c)	04/15/29	500	499,839

			11,157,097

Consumer Loans — 1.2%
Avant Loans Funding Trust,
Series 2016-C, Class B, 144A
4.920%	11/16/20	524	525,673

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Series 2017-B, Class A, 144A
2.290%	06/15/20	833	$832,391
Series 2018-A, Class A, 144A
3.090%	06/15/21	2,810	2,809,649
CLUB Credit Trust,
Series 2017-P2, Class A, 144A
2.610%	01/15/24	1,214	1,209,057
Series 2018-NP1, Class A, 144A
2.990%	05/15/24	1,732	1,731,982
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1, Class A, 144A
3.390%	07/15/25	3,100	3,098,389
Marlette Funding Trust,
Series 2017-2A, Class A, 144A
2.390%	07/15/24	975	973,366
Series 2017-3A, Class A, 144A
2.360%	12/15/24	1,612	1,605,707
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	1,402	1,404,945
Series 2015-2A, Class A, 144A
2.570%	07/18/25	287	287,020
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	99,779
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,019	1,025,392
Prosper Marketplace Issuance Trust,
Series 2018-1A, Class A, 144A
3.110%	06/17/24	1,854	1,854,132
SoFi Consumer Loan Program LLC,
Series 2016-2, Class A, 144A
3.090%	10/27/25	182	181,880
Series 2016-3, Class A, 144A
3.050%	12/26/25	598	596,467
Series 2017-1, Class A, 144A
3.280%	01/26/26	1,995	1,993,247
Series 2017-3, Class A, 144A
2.770%	05/25/26	976	968,144
Series 2017-6, Class A1, 144A
2.200%	11/25/26	585	582,473
Series 2017-6, Class A2, 144A
2.820%	11/25/26	950	942,288
SoFi Consumer Loan Program Trust,
Series 2015-1, Class A, 144A
3.280%	09/15/23	634	635,142
Series 2018-1, Class A1, 144A
2.550%	02/25/27	2,032	2,022,284
Series 2018-1, Class A2, 144A
3.140%	02/25/27	2,220	2,204,794
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	377	377,248
Trafigura Securitisation Finance PLC (Ireland),
Series 2017-1A, Class A1, 1 Month LIBOR + 0.850%, 144A
2.923%(c)	12/15/20	2,590	2,593,279

			30,554,728

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.1%
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	$723,482
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,918,693
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	736,735

			3,378,910

Other — 0.1%
SPS Servicer Advance Receivables Trust,
Series 2016-T1, Class AT1, 144A
2.530%	11/16/48	2,625	2,622,921

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%
2.871%(c)	11/25/34	106	106,138

Student Loans — 0.1%
College Loan Corp. Trust,
Series 2004-1, Class A4, 3 Month LIBOR + 0.190%
2.550%(c)	04/25/24	351	350,602
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4, 3 Month LIBOR + 0.310%
2.602%(c)	09/27/35	205	205,218
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200%
2.541%(c)	06/15/23	1,300	1,298,314
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, Prime Index + (0.050)%, 144A
4.700%(c)	05/16/44	166	169,472
Series 2011-B, Class A2, 144A
3.740%	02/15/29	176	176,815
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	61	59,744

			2,260,165

TOTAL ASSET-BACKED SECURITIES (cost $118,555,709)			118,242,410

BANK LOANS — 1.7%
Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC,
Initial Loan (Second Lien), 2 Month LIBOR + 9.000%^
11.099%(c)	04/28/22	75	76,125
Initial Term Loan (First Lien), 1 Month LIBOR + 5.000%
7.046%(c)	11/28/21	206	205,919

			282,044

Air Freight & Logistics — 0.0%
Ceva Logistics U.S. Holdings, Inc.,
Canadian Term Loan, 3 Month LIBOR + 5.500%
7.859%(c)	03/19/21	32	31,542
Dutch BV Term Loan, 3 Month LIBOR + 5.500%
7.859%(c)	03/19/21	69	68,397
Pre-Funded L/C Loan, 3 Month LIBOR + (0.100)%
3.250%(c)	03/19/21	167	166,289

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Air Freight & Logistics (continued)
US Term Loan, 3 Month LIBOR + 5.500%
7.859%(c)	03/19/21	289	$287,525

			553,753

Airlines — 0.0%
Northwest Airlines, Inc.,
Loan B757-200, 6 Month LIBOR + 1.230%^
3.301%(c)	09/10/18	13	13,354
Loan B757-200 (2), 6 Month LIBOR + 1.230%^
3.301%(c)	09/10/18	13	13,271
Loan B757-300, 6 Month LIBOR + 1.230%^
3.301%(c)	09/10/18	13	13,090

			39,715

Auto Components — 0.0%
Belron Finance US LLC,
Initial Term B Loan, 3 Month LIBOR + 2.500%
4.863%(c)	11/07/24	144	144,546
Mavis Tire Express Services Corp.,
Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.334%(c)	03/20/25	88	87,782

			232,328

Chemicals — 0.0%
Alpha 3 B.V.,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%^
5.334%(c)	01/31/24	181	180,344
Ascend Performance Materials Operations LLC,
Term B Loan, 1 Month LIBOR + 5.250%^
7.340%(c)	08/12/22	360	361,080

			541,424

Coal — 0.0%
CONSOL Energy, Inc.,
Initial Term B Loan, 3 Month LIBOR + 6.000%^
8.320%(c)	11/28/22	364	372,339

Commercial Services — 0.0%
Greenrock Finance, Inc.,
Initial USD Term B Loan (First Lien), 1 Month LIBOR + 3.500%
5.594%(c)	06/28/24	63	62,724
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	04/26/24	111	110,552
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	02/06/24	455	439,015

			612,291

Commercial Services & Supplies — 0.0%
West Corp.,
Incremental Term B-1 Loan, 1 Month LIBOR + 3.500%
5.594%(c)	10/10/24	88	87,592

Construction & Engineering — 0.0%
Pike Corp.,
Initial Term Loan (2018), 1 Month LIBOR + 3.500%
5.600%(c)	03/23/25	102	101,916

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (continued)
Diversified Financial Services — 0.0%
Bronco Midstream Funding,
Other Term Loan, 1 Month LIBOR + 3.250%^
5.263%(c)	10/25/20		129	$130,491
Tempo Acquisition LLC,
Initial Term Loan, PRIME + 3.000%
5.094%(c)	05/01/24		158	157,090

				287,581

Diversified Telecommunication Services — 0.1%
New LightSquared LLC,
Loan, 3 Month LIBOR + 8.750%
11.086%(c)	12/07/20		2,846	2,352,300
TDC A/S,
Term Loan, 1 Month LIBOR + 3.500%
5.590%(c)	06/11/25		229	228,428
Xplornet Communications, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%^
6.334%(c)	09/09/21		352	352,229

				2,932,957

Electrical Equipment — 0.0%
Graftech International Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.500%^
5.505%(c)	02/12/25		113	112,153

Energy Equipment & Services — 0.1%
Brazos Holdings,
Initial Term Loan, 1 Month LIBOR + 4.000%^
6.088%(c)	05/21/25		55	54,794
McDermott International, Inc.,
Term Loan, 1 Month LIBOR + 5.000%
7.094%(c)	05/12/25		1,778	1,784,655

				1,839,449

Engineering & Construction — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.604%(c)	06/21/24		1,648	1,648,696
Pisces Midco, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.089%(c)	04/12/25		678	676,233

				2,324,929

Entertainment — 0.1%
Stars Group Holdings B.V.,
Term Loan,^
—%(p)	06/30/25		1,782	1,777,545

Food Products — 0.1%
C.H. Guenther & Son, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%^
4.844%(c)	03/31/25		131	130,018
Froneri International PLC,
Facility B1, 3 Month EURIBOR + 2.625%
2.625%(c)	01/31/25	EUR	1,000	1,153,204

				1,283,222

Foods — 0.0%
Albertson’s Co. LLC,
Last Out Term Loan, 1 Month LIBOR + 3.000%
5.090%(c)	05/03/23		418	415,564

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (continued)
Foods (continued)
Chobani LLC,
New Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.594%(c)	10/10/23		72	$72,088
JBS USA LUX SA,
Initial Term Loan, 3 Month LIBOR + 2.500%
4.835%(c)	10/30/22		177	176,072

				663,724

Healthcare-Products — 0.1%
DJO Finance LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.451%(c)	06/08/20		866	861,648
Immucor, Inc.,
Term B-3 Loan, 1 Month LIBOR + 5.000%
7.094%(c)	06/15/21		865	874,901
Ortho-Clinical Diagnostics, Inc.,
Second Amendment New Term Loan, 2 Month LIBOR + 3.250%
5.336%(c)	06/30/25		227	226,276

				1,962,825

Healthcare-Services — 0.0%
Dental Corp. Of Canada, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.763%(c)	06/06/25		118	117,499
Term Loan,
—%(p)	06/01/25		59	58,749
Gentiva Health Services, Inc.,
Delayed Term Loan, 1 Month LIBOR + 3.750%^
5.840%(c)	06/23/25		184	183,810
Term Loan, 1 Month LIBOR + 3.750%^
5.840%(c)	06/23/25		294	294,097
Term Loan (Second Lien), 1 Month LIBOR + 7.000%^
9.090%(c)	06/22/26		69	68,512
Quorum Health Corp.,
Term Loan, 1 Month LIBOR + 6.750%
8.844%(c)	04/29/22		258	261,285

				983,952

Hotels, Restaurants & Leisure — 0.1%
GVC Holdings PLC,
Facility B2 (EUR), 1 Month EURIBOR + 2.750%
4.840%(c)	03/29/24	EUR	1,000	1,165,369
Facility B2 (USD), 1 Month LIBOR + 2.500%
4.602%(c)	03/29/24		49	48,856
Las Vegas Sands LLC,
Refinancing Term Loan (2018), 1 Month LIBOR + 1.750%
3.844%(c)	03/27/25		719	713,624

				1,927,849

Household Products — 0.0%
Energizer Holdings, Inc.,
Term Loan B, 1 Month LIBOR + 2.250%
4.340%(c)	06/20/25		109	109,091

Independent Power & Renewable Electricity Producers — 0.0%
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%^
5.310%(c)	11/28/24		92	92,416

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.046%(c)	05/09/25	63	$62,547
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%
8.094%(c)	08/04/25	524	527,603
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
5.584%(c)	05/30/25	132	131,276
USI, Inc.,
2017 New Term Loan, 1 Month LIBOR + 3.000%
5.334%(c)	05/16/24	220	218,442

			939,868

Internet Software & Services — 0.0%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.594%(c)	09/30/24	182	183,019
Sedgwick Claims Management Services, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 5.750%
7.950%(c)	02/28/22	164	164,342
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.844%(c)	03/01/21	173	171,436

			518,797

IT Services — 0.0%
Access CIG LLC,
Delayed Draw Loan (Second Lien),
—%(p)	02/15/26	1	1,453
Delayed Draw Term Loan (First Lien),
—%(p)	02/15/25	9	9,414
Initial Loan (Second Lien), 1 Month LIBOR + 7.750%
9.844%(c)	02/27/26	27	27,340
Term B Loan (First Lien), 1 Month LIBOR + 3.750%
5.844%(c)	02/27/25	76	75,577
Term Loan,
—%(p)	02/15/25	11	10,997
—%(p)	02/15/26	3	3,019
Peak 10 Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
5.834%(c)	08/01/24	180	177,341
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.608%(c)	08/01/25	76	75,398
Tierpoint LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.844%(c)	05/06/24	178	172,965

			553,504

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.344%(c)	08/30/24	105	104,561

Machinery — 0.0%
Accudyne Industries LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	08/18/24	412	410,884
Consolidated Precision Products Co.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
6.280%(c)	04/30/25	64	64,175

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Machinery (continued)
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	03/29/25	70	$69,810

			544,869

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.001%(c)	11/30/23	259	255,615

Machinery-Diversified — 0.1%
Titan Acquisition Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	03/28/25	1,020	1,003,939

Media — 0.1%
AVSC Holding Corp.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%^
9.344%(c)	09/01/25	126	125,055
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%^
5.242%(c)	03/03/25	155	152,873
Charter Communications Operating LLC,
Term A-2 Loan, 1 Month LIBOR + 1.500%
3.600%(c)	03/31/23	1,598	1,595,029

			1,872,957

Oil & Gas — 0.1%
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%
6.838%(c)	12/31/22	841	854,666
Chesapeake Energy Corp.,
Class A Loan, 1 Month LIBOR + 7.500%
9.594%(c)	08/23/21	1,662	1,733,803
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.085%(c)	03/01/24	329	322,969
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	10/30/24	134	132,478

			3,043,916

Oil & Gas Services — 0.1%
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%^
9.796%(c)	11/08/22	717	740,303
Weatherford International Ltd.,
Loan, 1 Month LIBOR + 1.425%^
3.525%(c)	07/13/20	287	283,579

			1,023,882

Oil, Gas & Consumable Fuels — 0.0%
Lucid Energy Group II Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%^
5.085%(c)	02/17/25	112	110,603
Midcoast Operating LP,
Term Loan B, 1 Month LIBOR + 5.000%^
7.090%(c)	07/31/25	317	315,415
Vine Oil & Gas LP,
Term Loan B, 1 Month LIBOR + 6.875%^
8.969%(c)	11/25/21	321	320,999

			747,017

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (continued)
Packaging & Containers — 0.1%
Verallia Packaging,
Facility B4, 2 Month EURIBOR + 2.750%
2.750%(c)	10/31/22	EUR	1,000	$1,141,161

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.625%(c)	05/04/25		377	376,375
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.375%(c)	04/29/24		435	430,728
Invictus U.S. Newco LLC,
Initial Term Loan (First Lien), 2 Month LIBOR + 3.000%
5.099%(c)	03/28/25		128	127,638
Initial Term Loan (Second Lien), 2 Month LIBOR + 6.750%^
8.730%(c)	03/30/26		70	70,525
Valeant Pharmaceuticals International, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.982%(c)	06/02/25		189	188,000

				1,193,266

Real Estate Investment Trusts (REITs) — 0.0%
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%^
6.590%(c)	06/30/25		179	177,881

Retail — 0.0%
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.280%(c)	01/02/25		156	154,638
EOC Group, Inc.,
Delayed Draw Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.889%(c)	03/20/25		14	14,086
Neiman Marcus Group, Inc.,
Other Term Loan, 1 Month LIBOR + 3.250%
5.263%(c)	10/25/20		342	302,519
SRS Distribution, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.580%(c)	05/23/25		455	450,336

				921,579

Semiconductors — 0.0%
Applied Systems, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.000%
9.334%(c)	09/19/25		34	35,019

Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.100%(c)	05/29/25		374	373,875

Software — 0.1%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	07/12/24		72	72,272
BMC Software, Inc.,
Term Loan USD, 1 Month LIBOR + 4.250%
6.340%(c)	09/01/25		568	564,046
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
5.100%(c)	04/29/24		138	137,551
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (continued)
Software (continued)
8.844%(c)	04/28/25		41	$41,103
Mitchell International, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.344%(c)	11/29/24		82	81,264
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.344%(c)	12/01/25		171	170,680
Term Loan,
—%(p)	11/15/24		7	7,037
Severin Acquisition LLC,
Term Loan, 1 Month LIBOR + 3.250%
5.340%(c)	07/31/25		152	151,075
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%
4.594%(c)	04/16/25		629	629,105
Term B-4 Loan, 1 Month LIBOR + 2.500%
4.594%(c)	04/16/25		225	224,576
Unitymedia Finance LLC,
Facility D Loan, 1 Month LIBOR + 2.250%
4.323%(c)	01/15/26		200	198,417

				2,277,126

Specialty Retail — 0.1%
EG Group Ltd.,
Facility B (EUR), 2 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	662	763,749
Facility B3 (EUR), 1 Month EURIBOR + 4.000%
6.090%(c)	02/07/25	EUR	336	331,906

				1,095,655

Technology — 0.0%
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.608%(c)	11/01/24		693	715,523

Technology Hardware, Storage & Peripherals — 0.0%
Reece Ltd.,
Term Loan, 1 Month LIBOR + 2.000%^
4.090%(c)	07/02/25		40	39,608

Telecommunications — 0.2%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.844%(c)	01/31/25		932	912,337
Digicel International Finance Ltd.,
Initial Term B Loan (First Lien), 3 Month LIBOR + 3.250%
5.610%(c)	05/27/24		272	260,777
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
4.875%(c)	05/31/25		5	5,132
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.853%(c)	11/27/23		109	108,859
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.603%(c)	01/02/24		337	350,881
Tranche B-5 Term Loan,
6.625%	01/02/24		1,875	1,932,614
Ligado Networks LLC,
Junior Loan, 3 Month LIBOR + 12.500%
14.836%(c)	12/07/20		721	223,386

				3,793,986

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Transportation — 0.0%
Deck Chassis Acquisition, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%^
8.094%(c)	06/15/23	56	$56,419
Uber Technologies, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.001%(c)	04/04/25	538	539,613

			596,032

TOTAL BANK LOANS (cost $43,048,606)			42,090,731

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class B
4.507%(cc)	09/15/48	240	245,766
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	369,338
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	200	200,140
Series 2013-LC6, Class AM
3.282%	01/10/46	190	187,418
Series 2014-CR17, Class A5
3.977%	05/10/47	360	368,837
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	350,924
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	198,174
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(cc)	05/10/49	220	220,960
Fannie Mae-Aces,
Series 2017-M4, Class A2
2.683%(cc)	12/25/26	1,300	1,223,220
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class A2
3.389%	03/25/24	700	709,057
Series K056, Class A2
2.525%	05/25/26	1,835	1,738,701
Series K057, Class A2
2.570%	07/25/26	3,255	3,089,825
Series K062, Class A2
3.413%	12/25/26	2,640	2,649,732
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	163,003
Series 2013-GC16, Class A3
4.244%	11/10/46	250	259,339
Series 2014-GC20, Class A5
3.998%	04/10/47	490	502,481
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	258,188
Series 2013-C14, Class AS
4.409%(cc)	08/15/46	130	134,064
Series 2013-C17, Class A4

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
4.199%	01/15/47	510	$528,532
Series 2014-C19, Class A4
3.997%	04/15/47	880	900,167
Series 2014-C22, Class A4
3.801%	09/15/47	1,030	1,045,367
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.171%	08/15/46	150	153,287
Series 2012-C8, Class A3
2.829%	10/15/45	382	374,580
Series 2012-CBX, Class AS
4.271%	06/15/45	170	173,694
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.219%(cc)	07/15/46	500	514,419
Series 2013-C13, Class A4
4.039%	11/15/46	310	318,755
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	155,908
Series 2015-C20, Class A4
3.249%	02/15/48	700	686,119
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.244%	03/15/45	330	328,859
Series 2015-MS1, Class A4
3.779%(cc)	05/15/48	450	454,063
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	725	709,833
Series 2013-C6, Class A4
3.244%	04/10/46	650	645,822
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A5
3.817%	08/15/50	990	1,006,764
Series 2018-C44, Class A5
4.212%	05/15/51	570	587,741
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	340,821
Series 2012-C10, Class A3
2.875%	12/15/45	595	583,556
Series 2012-C10, Class AS
3.241%	12/15/45	390	383,750
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	465,671
Series 2014-C25, Class B
4.236%(cc)	11/15/47	210	210,058

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,269,224)			23,436,933

CONVERTIBLE BONDS — 0.0%
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	251	243,118

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
Telecommunications — 0.0%
Intelsat SA,
Gtd. Notes, 144A
4.500%	06/15/25		60	$73,421

TOTAL CONVERTIBLE BONDS (cost $337,782)				316,539

CORPORATE BONDS — 24.3%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		256	126,719
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20		963	995,501
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24		411	356,543

				1,478,763

Aerospace & Defense — 0.6%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	597	589,538
5.900%	02/01/27	(a)	224	225,679
6.750%	01/15/28		180	191,025
BBA US Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/26		330	331,241
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22		25	24,899
6.125%	01/15/23		1,034	1,036,585
7.450%	05/01/34		215	217,688
7.500%	12/01/24		1,205	1,268,263
7.500%	03/15/25		1,114	1,159,953
7.750%	03/15/20		206	217,329
8.750%	12/01/21		703	773,299
General Dynamics Corp.,
Gtd. Notes
2.625%	11/15/27		900	827,952
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20		70	69,380
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		586	608,708
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25		243	252,113
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23		870	868,191
4.950%	02/15/21		966	990,274
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		460	453,990
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	(a)	965	916,136

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Pioneer Holdings LLC/Pioneer Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/22			200	$206,500
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22			990	964,694
Spirit AeroSystems, Inc.,
Gtd. Notes
3.850%	06/15/26			125	120,014
3.950%	06/15/23			750	753,867
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26			739	749,161
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22			261	262,383
6.375%	06/15/26			522	518,085
6.500%	07/15/24			64	65,120
6.500%	05/15/25			323	326,634

					14,988,701

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46			460	404,190
4.000%	01/31/24			1,000	1,012,529
5.375%	01/31/44	(a)		225	243,871
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.297%	08/14/20	(a)		1,130	1,104,265
2.764%	08/15/22			1,005	963,690
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19			575	572,430
2.000%	02/21/20	(a)		2,000	1,967,852
4.125%	03/04/43			500	464,269
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20			73	72,925
4.000%	06/12/22			170	171,059
6.875%	05/01/20			500	530,580

					7,507,660

Airlines — 0.0%
Virgin Australia 2013-1C Pass-Through Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18			131	132,395

Apparel — 0.0%
PVH Corp.,
Sr. Unsec’d. Notes
3.125%	12/15/27		EUR	114	130,998
SMCP Group SAS (France),
Sr. Sec’d. Notes
5.875%	05/01/23		EUR	49	59,830

					190,828

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers — 0.5%
Fiat Chrysler Finance Europe SA (United Kingdom),
Gtd. Notes, GMTN
4.750%	07/15/22		EUR	150	$193,501
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.897%	08/12/19			515	507,607
2.021%	05/03/19			1,100	1,090,892
2.425%	06/12/20			790	774,374
3.336%	03/18/21			685	678,857
4.140%	02/15/23			900	899,700
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35			100	94,705
5.200%	04/01/45			500	459,009
6.250%	10/02/43			100	103,631
6.750%	04/01/46			450	498,528
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19			495	492,693
2.650%	04/13/20			1,100	1,086,758
3.100%	01/15/19			1,245	1,246,170
3.450%	04/10/22			775	761,533
4.200%	03/01/21	(a)		800	811,152
4.350%	01/17/27			500	483,808
5.250%	03/01/26			305	316,050
Jr. Sub. Notes
5.750%	12/31/49	(a)		424	406,510
Sr. Unsec’d. Notes
4.150%	06/19/23	(a)		695	694,833
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26			124	127,100
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25	(a)		324	332,910
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)		560	498,400
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.000%	01/24/25		EUR	100	112,926
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25			265	254,400

					12,926,047

Auto Parts & Equipment — 0.1%
Adler Pelzer Holding GmbH (Germany),
Sr. Sec’d. Notes
4.125%	04/01/24		EUR	100	117,364
Federal-Mogul LLC/Federal-Mogul Financing Corp.,
Sr. Sec’d. Notes
5.000%	07/15/24		EUR	200	242,471
GKN Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.375%	05/12/32		GBP	100	135,435
Goodyear Dunlop Tires Europe BV,
Gtd. Notes
3.750%	12/15/23		EUR	100	119,537

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%
3.250%	09/15/23		EUR	225	$265,449
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26		EUR	100	118,749
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% or PIK 5.250%
4.500%	09/15/23			254	243,205
Lear Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/27			2,200	2,065,649
LKQ Italia Bondco SpA,
Gtd. Notes
3.875%	04/01/24		EUR	100	121,438

					3,429,297

Banks — 4.2%
Allied Irish Banks PLC (Ireland),
Sub. Notes, EMTN
4.125%	11/26/25		EUR	200	244,679
Alpha Bank AE (Greece),
Covered Bonds, EMTN
2.500%	02/05/23		EUR	100	116,575
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.050%	09/23/19			1,400	1,384,495
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
7.000%	12/29/49		EUR	200	238,817
Banco BPM SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	04/24/23		EUR	100	108,800
2.750%	07/27/20		EUR	100	117,714
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
2.625%	05/08/17		EUR	300	99,847
4.750%	01/15/18		EUR	400	131,962
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%	03/12/49		EUR	200	237,356
Sr. Unsec’d. Notes
3.500%	04/11/22			800	780,348
Bank of America Corp.,
Jr. Sub. Notes
5.125%	12/29/49			310	312,325
6.100%	12/29/49			618	642,349
6.250%	09/29/49			820	856,899
6.500%	10/29/49	(a)		304	322,999
Sr. Unsec’d. Notes
3.004%	12/20/23			331	320,917
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19			1,275	1,273,646
2.881%	04/24/23			1,800	1,748,500
3.499%	05/17/22			900	899,691
3.824%	01/20/28			1,600	1,560,714
Sub. Notes
6.110%	01/29/37			150	172,304
Sub. Notes, MTN
4.450%	03/03/26			1,000	1,002,317

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Bank of Ireland (Ireland),
Sub. Notes, EMTN
4.250%	06/11/24		EUR	100	$119,796
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.100%	12/12/19			670	662,030
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18			500	499,815
Bankia SA (Spain),
Sub. Notes
3.375%	03/15/27		EUR	100	118,882
Sub. Notes, MTN
4.000%	05/22/24		EUR	100	119,219
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21			1,170	1,143,799
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.250%	03/15/23		GBP	200	270,878
Sr. Unsec’d. Notes
4.337%	01/10/28			1,000	949,781
Sr. Unsec’d. Notes, MTN
4.338%	05/16/24			890	878,997
Sub. Notes
4.375%	09/11/24			740	719,265
5.200%	05/12/26			200	196,472
CaixaBank SA (Spain),
Sub. Notes, EMTN
3.500%	02/15/27		EUR	100	122,607
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20			975	951,001
2.500%	05/12/20			440	433,760
3.200%	01/30/23			900	873,016
3.300%	10/30/24			500	474,911
3.450%	04/30/21			634	632,537
Capital One NA,
Sr. Unsec’d. Notes
2.350%	01/31/20			1,400	1,379,858
2.650%	08/08/22			1,200	1,151,443
CIT Group, Inc.,
Jr. Sub. Notes
5.800%	12/31/49			290	286,375
Sr. Unsec’d. Notes
5.250%	03/07/25			213	214,598
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36			450	418,499
Sub. Notes
6.125%	03/09/28			118	121,245
Citibank NA,
Sr. Unsec’d. Notes
1.850%	09/18/19	(a)		1,000	988,127
Citigroup, Inc.,
Jr. Sub. Notes
5.875%	12/29/49			700	717,045
5.950%	12/29/49			205	211,150
6.125%	12/29/49			320	334,000

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
2.050%	06/07/19			1,400	$1,388,783
2.450%	01/10/20	(a)		280	276,855
2.500%	07/29/19	(a)		1,100	1,095,065
2.750%	04/25/22			1,100	1,064,742
3.142%	01/24/23			1,000	979,718
3.668%	07/24/28			1,100	1,046,551
4.044%	06/01/24			1,200	1,206,495
4.500%	01/14/22			800	821,748
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20			375	368,868
Compass Bank,
Sr. Unsec’d. Notes
3.500%	06/11/21			900	899,102
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25			250	245,108
Gtd. Notes, MTN
3.875%	02/08/22			600	608,485
Jr. Sub. Notes
6.625%	12/29/49		EUR	200	262,463
Sr. Unsec’d. Notes
2.250%	01/14/19			500	499,047
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28			2,000	1,945,493
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20			555	548,933
3.450%	04/16/21			685	682,424
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21			900	870,997
Discover Bank,
Sr. Unsec’d. Notes
2.600%	11/13/18			490	489,716
Erste Group Bank AG (Austria),
Jr. Sub. Notes
6.500%	12/31/49		EUR	200	252,029
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49			1,180	1,106,958
Sr. Unsec’d. Notes
2.000%	04/25/19			105	104,274
2.300%	12/13/19			895	885,667
2.350%	11/15/21	(a)		370	355,826
2.550%	10/23/19			755	750,374
2.625%	01/31/19			400	399,678
2.875%	02/25/21			875	863,618
3.000%	04/26/22			800	781,521
3.272%	09/29/25			900	854,571
3.500%	11/16/26			365	343,908
3.625%	01/22/23			200	198,685
3.750%	02/25/26			1,700	1,647,128
3.850%	01/26/27			200	192,066
4.017%	10/31/38			400	364,458
5.750%	01/24/22			600	642,099
6.250%	02/01/41			300	350,268

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
6.750%	10/01/37			450	$534,079
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
6.850%	03/29/49			200	201,750
Hongkong & Shanghai Banking Corp. Ltd. (The) (Hong Kong),
Jr. Sub. Notes, 3 Month LIBOR + 0.000%
2.563%(c)	12/31/49			100	77,199
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.000%	05/22/49			418	387,695
6.250%	12/29/49			515	505,344
Sr. Unsec’d. Notes
3.033%	11/22/23			1,590	1,534,728
3.400%	03/08/21			1,550	1,549,442
3.600%	05/25/23			500	495,098
3.900%	05/25/26			1,000	977,830
3.950%	05/18/24			455	453,371
4.300%	03/08/26			465	466,186
Sub. Notes
4.375%	11/23/26			600	589,797
5.250%	03/14/44			300	304,976
6.500%	09/15/37			150	174,990
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20			520	513,169
IKB Deutsche Industriebank AG (Germany),
Sub. Notes
4.000%	01/31/28		EUR	100	113,452
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22			345	338,526
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%	12/29/49		EUR	400	476,945
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/29/49			650	653,250
5.300%	12/29/49			574	584,619
6.100%	12/29/49			175	180,705
Sr. Unsec’d. Notes
2.250%	01/23/20			1,000	987,137
2.400%	06/07/21			800	779,410
2.550%	03/01/21			1,100	1,077,987
2.700%	05/18/23			800	768,002
2.950%	10/01/26			800	743,116
3.200%	01/25/23			200	196,421
3.220%	03/01/25			900	868,254
3.250%	09/23/22			400	396,292
4.005%	04/23/29			620	611,733
4.260%	02/22/48			600	564,771
4.350%	08/15/21	(a)		400	411,354
Sub. Notes
3.375%	05/01/23			500	488,351
3.625%	12/01/27			800	752,149
3.875%	09/10/24			700	693,508
4.950%	06/01/45	(a)		300	305,333

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.450%	05/08/25			880	$885,319
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22			195	191,443
3.455%	03/02/23			1,200	1,189,678
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49			779	789,228
Sr. Unsec’d. Notes
2.800%	06/16/20			995	986,971
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19			1,275	1,272,838
4.000%	07/23/25			365	363,890
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21			800	776,643
2.750%	05/19/22			600	581,250
3.125%	07/27/26			2,180	2,027,891
4.300%	01/27/45			500	473,082
5.625%	09/23/19			400	412,182
Sub. Notes, MTN
4.100%	05/22/23			1,300	1,304,964
National Bank of Canada (Canada),
Gtd. Notes
2.150%	06/12/20			900	881,272
Regions Bank,
Sr. Unsec’d. Notes
2.750%	04/01/21			1,600	1,573,509
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%	12/29/49			200	203,900
Sr. Unsec’d. Notes
3.875%	09/12/23			1,000	971,421
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23	(a)		285	275,172
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
2.300%	03/11/20			1,700	1,676,041
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
1.762%	10/19/18			285	284,319
1.966%	01/11/19			805	801,616
SunTrust Bank/Atlanta GA,
Sr. Unsec’d. Notes
2.590%	01/29/21			820	812,739
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21			1,600	1,563,917
Synchrony Bank,
Sr. Unsec’d. Notes
3.650%	05/24/21			780	780,452
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
5.000%	12/31/49			200	175,499
UniCredit SpA (Italy),
Sub. Notes, EMTN
4.375%	01/03/27		EUR	100	119,614

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
6.950%	10/31/22		EUR 100	$134,931
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49		560	577,500
5.900%	12/29/49		105	105,394
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,490,169
Sub. Notes, MTN
4.100%	06/03/26		280	274,372
4.650%	11/04/44		175	166,710
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19		1,400	1,387,458
Sr. Unsec’d. Notes, MTN
2.150%	12/06/19		800	791,283
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.600%	08/19/19		1,200	1,183,070
2.150%	03/06/20		1,100	1,082,257

				102,281,044

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		770	759,387
3.300%	02/01/23		900	892,475
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	01/12/24	(a)	255	253,425
4.375%	04/15/38		395	383,468
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26		1,700	1,640,412
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21		640	640,565
4.597%	05/25/28	(a)	390	391,444
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19		110	108,261
2.250%	03/15/20		350	344,456
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	586,281
4.000%	03/05/42		100	98,122

				6,098,296

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22		705	682,740
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20		470	464,651
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	179,217

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Biotechnology (continued)
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21			1,500	$1,442,965
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20			890	879,307

					3,648,880

Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26			118	111,805
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21			387	391,838
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25			112	106,680
4.875%	12/15/27			80	74,400
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	11/15/27			520	478,670
4.450%	04/01/25	(a)		500	501,684
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23			240	245,328
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23			260	271,076
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24			70	69,125
Titan Global Finance PLC (Greece),
Gtd. Notes
3.500%	06/17/21		EUR	100	121,030
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27			270	276,075

					2,647,711

Chemicals — 0.6%
Alpha 2 BV (United Kingdom),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK
9.500%
8.750%	06/01/23			316	314,419
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25			1,000	982,499
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes
3.750%	01/15/25		EUR	100	119,986
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24			316	313,629
Blue Cube Spinco LLC,
Gtd. Notes
9.750%	10/15/23			631	714,608
10.000%	10/15/25			204	237,149

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43			199	$168,155
5.150%	03/15/34			110	102,025
7.125%	05/01/20			80	84,499
Chemours Co. (The),
Gtd. Notes
4.000%	05/15/26		EUR	283	328,835
5.375%	05/15/27			210	203,175
6.625%	05/15/23			54	56,633
7.000%	05/15/25			146	156,585
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.200%	05/01/20			260	256,278
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20			235	220,054
Sr. Sec’d. Notes, 144A
10.375%	02/01/22	(a)		222	217,560
Huntsman International LLC,
Gtd. Notes
5.125%	11/15/22			134	137,750
INEOS Finance PLC (Luxembourg),
Sr. Sec’d. Notes
4.000%	05/01/23		EUR	100	118,795
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes
5.375%	08/01/24		EUR	100	121,914
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			600	605,932
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21			1,327	1,393,350
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24			331	314,450
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27			210	204,225
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)		1,263	1,234,583
6.500%	02/01/22	(a)		2,208	2,246,640
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25			493	484,989
Sr. Sec’d. Notes, 144A
6.750%	11/15/22			291	305,550
PSPC Escrow Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23		EUR	100	121,451
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19			300	310,272
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20			230	226,179
3.125%	06/01/24			225	214,904

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
Solvay Finance SA (Belgium),
Gtd. Notes
5.118%	12/29/49		EUR	100	$126,706
Westlake Chemical Corp.,
Gtd. Notes
3.600%	08/15/26	(a)		2,500	2,371,940

					15,015,719

Coal — 0.0%
CONSOL Energy, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	11/15/25			590	649,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25			338	343,915

					992,915

Commercial Services — 0.5%
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	(a)		335	313,559
4.125%	06/15/23	(a)		513	480,938
Sr. Sec’d. Notes, 144A
4.875%	07/15/32			511	399,858
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	(a)		323	309,143
Sr. Sec’d. Notes
7.875%	12/01/22			203	201,731
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.375%	08/15/27			200	185,999
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22	(a)		301	294,228
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25			102	99,705
Carriage Services, Inc.,
Gtd. Notes, 144A
6.625%	06/01/26			186	188,558
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes
2.375%	11/15/22		EUR	200	229,409
Elis SA (France),
Gtd. Notes, EMTN
1.875%	02/15/23		EUR	100	115,174
Flexi-Van Leasing, Inc.,
Sec’d. Notes, 144A
10.000%	02/15/23			195	184,275
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25			213	211,935
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26			211	213,110
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22			89	94,118

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (continued)
7.750%	06/01/24			216	$230,580
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22	(a)		489	469,440
Hertz Holdings Netherlands BV,
Gtd. Notes
5.500%	03/30/23		EUR	100	113,044
Iron Mountain UK PLC,
Gtd. Notes, MTN
3.875%	11/15/25		GBP	100	124,861
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23			1,660	1,652,032
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25			142	151,497
Loxam SAS (France),
Sec’d. Notes
3.500%	05/03/23		EUR	100	119,283
Matthews International Corp.,
Gtd. Notes, 144A
5.250%	12/01/25			74	70,855
Nexi Capital SpA (Italy),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.625% (Cap N/A, Floor 3.625%)
3.625%(c)	05/01/23		EUR	100	115,028
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25			55	52,387
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	(a)		2,013	2,143,241
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25			193	187,210
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27			1,315	1,218,032
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24			340	347,650
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24			144	139,680
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)		489	420,540
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21			245	246,675
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	(a)		466	443,865
4.875%	01/15/28			195	180,560
5.875%	09/15/26			141	142,410
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes
6.000%	11/01/22		EUR	113	136,646

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Verisure Midholding AB (Sweden),
Gtd. Notes
5.750%	12/01/23		EUR	100	$113,179
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23			420	421,974

					12,762,409

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24			235	230,166
4.650%	02/23/46			365	393,215
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)		796	843,306
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			200	200,504
6.020%	06/15/26			325	341,377
8.350%	07/15/46			90	108,389
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20			45	44,678
4.250%	04/15/24			100	99,891
4.750%	04/15/27			1,600	1,616,521
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22			160	156,800
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18			398	398,578
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19			425	419,650
HP, Inc.,
Sr. Unsec’d. Notes
2.750%	01/14/19	(a)		1,200	1,200,335
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26			941	915,123

					6,968,533

Containers & Packaging — 0.0%
Bway Holding Co.,
Sr. Sec’d. Notes
4.750%	04/15/24		EUR	100	116,854

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26			405	398,419
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24			2,455	2,574,681
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25			303	289,365
Rexel SA (France),
Sr. Unsec’d. Notes
3.500%	06/15/23		EUR	157	189,157

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
					$3,451,622

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23			1,200	1,153,418
4.125%	07/03/23			900	895,163
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	(a)		544	546,651
Gtd. Notes, MTN, 144A
5.875%	11/01/21			471	480,419
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31			1,673	1,990,870
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22			900	863,055
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	05/03/19			265	263,054
2.200%	03/03/20			1,400	1,381,632
2.250%	05/05/21	(a)		1,100	1,068,904
Banca IFIS SpA (Italy),
Sub. Notes, EMTN
4.500%	10/17/27		EUR	100	109,481
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.000%	08/18/21			267	266,333
6.500%	03/20/21			1,634	1,633,999
Brookfield Finance, Inc. (Canada),
Gtd. Notes
3.900%	01/25/28			1,163	1,099,469
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes
3.650%	01/12/27			275	265,364
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27			800	763,710
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25			800	772,047
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21			190	197,838
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.500%(c)	09/01/23		EUR	100	103,878
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/01/22			60	61,248
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25			290	288,774
Intrum AB (Sweden),
Sr. Unsec’d. Notes
2.750%	07/15/22		EUR	100	110,940

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co- Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	$445,883
7.375%	04/01/20		410	411,939
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.850%	01/15/27		1,675	1,625,770
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, MTN
6.250%	09/15/21	GBP	100	135,241
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25		346	324,738
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22		30	30,000
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19		985	982,075
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(d)
2.450%	02/05/14	EUR	900	32,792
4.750%	01/16/14	EUR	415	15,121
5.375%	10/17/12	EUR	50	1,822
LHC3 PLC (United Kingdom),
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24	EUR	101	117,506
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24		112	113,365
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	878,802
3.375%	04/01/24		1,400	1,396,887
3.500%	02/26/28		425	421,437
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	05/30/21	EUR	100	121,593
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26		1,032	999,433
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24		85	82,131
6.500%	06/15/22		333	340,909
6.625%	07/26/21		216	221,875
6.750%	06/25/25		131	129,690
6.750%	06/15/26		260	254,072
7.250%	09/25/23		228	238,830
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23		173	169,973
5.625%	08/01/33		271	228,995
Navient Solutions LLC,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22		910	793,475
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		103	100,940

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22			1,280	$1,245,288
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23			28	27,852
6.125%	05/15/22			30	30,600
6.875%	03/15/25			381	378,143
7.125%	03/15/26			376	374,120
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19			800	798,301
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	(a)		1,100	1,080,776
3.300%	04/01/27			1,225	1,168,891
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25			721	692,160
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26			208	209,560
Vantiv LLC/Vanity Issuer Corp.,
Gtd. Notes, 144A
3.875%	11/15/25		GBP	100	124,769
4.375%	11/15/25			215	205,157
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22			670	657,686
3.150%	12/14/25			1,160	1,122,159
4.150%	12/14/35			300	310,854
4.300%	12/14/45			840	872,837

					34,230,694

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	(a)		385	384,038
5.500%	04/15/25			96	96,719
6.000%	05/15/26			347	359,145
Alabama Power Co.,
Sr. Unsec’d. Notes
3.700%	12/01/47			200	185,370
3.750%	03/01/45			135	125,690
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36			195	240,493
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26			1,309	1,232,914
5.875%	01/15/24			199	197,010
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)		290	275,863
5.750%	01/15/25	(a)		265	242,309
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42			200	196,735

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Electric (continued)
ContourGlobal Power Holdings SA (Bulgaria),
Sr. Sec’d. Notes
5.125%	06/15/21		EUR	100	$117,922
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42			400	368,880
4.450%	03/15/21			500	511,217
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46			95	83,677
5.050%	09/15/19			500	511,428
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	(a)		685	688,709
3.850%	11/15/42			400	381,535
Enel SpA (Italy),
Jr. Sub. Notes
7.750%	09/10/75		GBP	100	145,337
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22			1,000	988,431
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41			300	300,244
Gas Natural Fenosa Finance BV (Spain),
Gtd. Notes
4.125%	11/29/49		EUR	100	121,568
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42			300	287,635
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.649%	09/01/18			340	339,254
2.700%	09/15/19			700	696,496
3.550%	05/01/27			570	547,899
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24			213	205,013
Northern States Power Co.,
First Mortgage
3.600%	09/15/47			300	276,554
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24			78	79,950
6.625%	01/15/27			994	1,021,335
Gtd. Notes, 144A
5.750%	01/15/28	(a)		181	178,285
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24			261	261,000
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25			1,000	959,410
7.000%	05/01/32			100	130,352
Orano SA (France),
Sr. Unsec’d. Notes, EMTN
4.875%	09/23/24		EUR	100	122,499

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	$389,554
3.250%	06/15/23		500	477,413
3.750%	08/15/42		100	82,500
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	965,660
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		200	182,857
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	98,648
4.400%	01/15/21		500	510,749
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23		900	895,874
4.150%	09/15/21		250	254,820
Public Service Co. of Colorado,
First Mortgage
4.100%	06/15/48		500	501,642
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48		155	157,470
RWE AG (Germany),
Jr. Sub. Notes
2.750%	04/21/75	EUR	20	23,589
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		170	165,034
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,000	923,799
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	101,640
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		213	162,413
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	480,891
4.300%	06/15/48		180	178,175
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		320	314,656
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23		44	45,265
7.625%	11/01/24		103	109,824
Gtd. Notes, 144A
8.000%	01/15/25		251	269,511
8.125%	01/30/26		205	222,681

				20,375,581

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.0%
Belden, Inc.,
Gtd. Notes
4.125%	10/15/26		EUR	100	$120,901
Energizer Gamma Acquisition BV,
Gtd. Notes
4.625%	07/15/26		EUR	100	117,640
Energizer Gamma Acquisition, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26			216	219,645
Senvion Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.875%	10/25/22		EUR	100	100,238

					558,424

Electronics — 0.2%
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24			1,100	1,040,160
3.550%	10/01/27			1,825	1,686,665
Amphenol Corp.,
Sr. Unsec’d. Notes
2.550%	01/30/19			700	699,433
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.250%	09/08/24			365	341,206
Fortive Corp.,
Sr. Unsec’d. Notes
1.800%	06/15/19			250	247,234
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26			30	28,491
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19			555	552,134
2.375%	12/17/18			250	249,594
3.125%	08/15/27			195	181,904

					5,026,821

Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24			167	167,000
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	(a)		218	210,370
5.000%	01/31/28			218	206,555
6.625%	06/15/25			35	37,275

					621,200

Engineering & Construction — 0.1%
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25	(a)		463	468,788
Engility Corp.,
Gtd. Notes
8.875%	09/01/24			262	273,790
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			90	90,900

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22			195	$207,188
SPIE SA (France),
Gtd. Notes
3.125%	03/22/24		EUR	100	116,547
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25	(a)		234	234,293
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/25			69	65,378
WFS Global Holding SAS (Luxembourg),
Sr. Sec’d. Notes
9.500%	07/15/22		EUR	100	122,421

					1,579,305

Entertainment — 0.2%
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25			96	100,079
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25			420	397,425
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28			84	77,700
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes
6.750%	11/01/21		EUR	100	110,556
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes
4.250%	02/28/47		GBP	100	132,621
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25			115	115,144
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25			72	72,000
5.375%	11/01/23			60	61,275
5.375%	04/15/26			166	164,340
Ladbrokes Group Finance PLC (United Kingdom),
Gtd. Notes
5.125%	09/08/23		GBP	200	273,173
LHMC Finco Sarl (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	12/20/23			205	199,609
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24			35	33,863
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22			953	1,016,822
Sr. Sec’d. Notes, 144A
5.000%	10/15/25			477	454,343
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24			395	384,631

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26			526	$531,260
Vue International Bidco PLC (United Kingdom),
Sr. Sec’d. Notes
7.875%	07/15/20		GBP	108	142,839
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26			145	143,731
Sr. Sec’d. Notes
4.125%	11/01/24		EUR	100	120,721

					4,532,132

Environmental Control — 0.1%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24			199	198,005
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25	(a)		496	469,960
Hulk Finance Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26			318	304,485
Paprec Holding SA (France),
Sr. Sec’d. Notes
4.000%	03/31/25		EUR	100	115,466
Tervita Escrow Corp. (Canada),
Sec’d. Notes, 144A
7.625%	12/01/21			485	494,700
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26			97	93,241
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25			472	446,040

					2,121,897

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26			398	384,568
Gtd. Notes, 144A
5.000%	02/01/28	(a)		222	212,009

					596,577

Foods — 0.3%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25			167	147,795
6.625%	06/15/24			128	120,845
Albertsons Cos., Inc.,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.750%
6.085%(c)	01/15/24			292	292,729
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)		62	58,435
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
4.498%	03/07/24		EUR	200	232,814

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Foods (continued)
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25			325	$312,000
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23			627	603,711
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25			931	865,830
5.875%	07/15/24			479	457,450
6.750%	02/15/28			385	363,709
JM Smucker Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/20			325	321,591
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22			625	603,221
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25			199	194,274
5.625%	01/15/28			88	82,500
5.750%	03/01/27	(a)		251	243,470
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19			365	362,486
2.600%	10/01/20			710	701,349
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19			385	383,457

					6,347,666

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24			137	138,713
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26			141	136,770
Smurfit Kappa Acquisitions ULC (Ireland),
Sr. Unsec’d. Notes
2.875%	01/15/26		EUR	117	135,962

					411,445

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21			670	678,375
NiSource, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23			1,160	1,158,813
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42			650	616,857
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22			145	144,638
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26			383	385,872

					2,984,555

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Products — 0.8%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.000%	09/15/18			385	$384,404
2.350%	11/22/19			162	161,051
2.550%	03/15/22	(a)		1,025	992,069
3.400%	11/30/23			1,100	1,085,288
Avantor, Inc.,
Sr. Sec’d. Notes
4.750%	10/01/24		EUR	100	117,078
Sr. Sec’d. Notes, 144A
6.000%	10/01/24			1,695	1,676,693
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25	(a)		572	576,404
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26			2,020	1,839,633
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20			385	378,091
2.675%	12/15/19			188	186,590
2.894%	06/06/22			375	362,713
3.363%	06/06/24			2,000	1,921,169
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.850%	05/15/20			145	143,921
3.850%	05/15/25	(a)		900	890,731
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21			984	996,005
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	(a)		214	210,255
5.500%	04/15/25	(a)		262	209,600
5.625%	10/15/23			63	52,511
5.750%	08/01/22	(a)		293	263,700
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22			585	580,314
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)		1,775	1,735,063
Sotera Health Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23			330	336,600
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19			235	233,773
3.375%	05/15/24			1,000	983,145
3.375%	11/01/25			500	480,325
4.375%	05/15/44			300	292,264
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26			56	54,880
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23			305	296,551
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20			905	896,227

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
3.700%	03/19/23		225	$223,393

				18,560,441

Healthcare-Services — 0.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		63	62,843
5.625%	02/15/23		216	217,619
6.500%	03/01/24		82	84,049
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24		1,125	1,086,815
4.101%	03/01/28		580	567,376
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		296	284,246
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		73	72,635
Centene Escrow I Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	(a)	1,673	1,694,966
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
5.500%	04/01/26		153	153,337
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	01/15/24	(a)	266	266,665
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		301	283,316
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK
8.375%
7.625%	05/15/22		322	325,284
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		194	194,113
Envision Healthcare Corp.,
Gtd. Notes, 144A
6.250%	12/01/24	(a)	221	235,365
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26		474	478,148
Sr. Sec’d. Notes
4.500%	02/15/27		64	60,240
4.750%	05/01/23		210	209,475
5.000%	03/15/24	(a)	1,774	1,774,000
5.250%	04/15/25		1,165	1,165,000
5.250%	06/15/26	(a)	699	694,247
5.500%	06/15/47		1,171	1,074,393
5.875%	03/15/22		466	485,805
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		605	601,469
2.900%	12/15/22		610	592,644
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		177	172,575

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Molina Healthcare, Inc.,
Gtd. Notes, 144A
4.875%	06/15/25			130	$126,100
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24			600	615,000
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK N/A
8.500%	12/01/22			1,005	1,036,406
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23			165	173,559
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	(a)		529	501,889
8.875%	04/15/21			174	179,003
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22		EUR	125	149,989
Synlab Unsecured Bondco PLC (United Kingdom),
Gtd. Notes
8.250%	07/01/23		EUR	100	123,022
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22			314	326,560
Sr. Sec’d. Notes
6.000%	10/01/20			250	256,875
Sr. Sec’d. Notes, 144A
4.625%	07/15/24	(a)		1,375	1,302,400
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)		988	983,060
8.125%	04/01/22			889	929,467
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.100%	03/15/26			275	262,443
4.250%	04/15/47			200	199,101
4.750%	07/15/45			800	854,729
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25			104	103,480

					20,959,708

Home Builders — 0.2%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25			85	84,999
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
10.000%	07/15/22			258	271,545
Lennar Corp.,
Gtd. Notes
4.125%	01/15/22			143	141,570
4.500%	06/15/19			48	48,120
4.500%	11/15/19			58	58,363
4.750%	04/01/21			34	34,485
4.750%	11/15/22			203	203,000
4.750%	11/29/27			435	407,291
4.875%	12/15/23			169	168,578

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Home Builders (continued)
5.250%	06/01/26		230	$225,400
5.375%	10/01/22		5	5,100
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		185	184,538
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		213	208,859
6.875%	12/15/23		204	206,774
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		240	208,296
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		94	87,420
PulteGroup, Inc.,
Gtd. Notes
6.000%	02/15/35		163	157,295
6.375%	05/15/33		340	340,000
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21		46	46,288
5.250%	06/01/27		120	110,100
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
4.375%	06/15/19		245	246,274
5.875%	06/15/24		154	152,845
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		74	70,023
Sr. Unsec’d. Notes, 144A
6.000%	09/01/23		68	67,130
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	12/15/22		133	137,655

				3,871,948

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		114	110,295

Household Products/Wares — 0.0%
Diamond BC BV,
Sr. Unsec’d. Notes
5.625%	08/15/25	EUR	119	124,543
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24		2	1,980

				126,523
Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
Gtd. Notes^(d)
—%	10/15/99		566	—

Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25		104	94,639

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Insurance (continued)
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	$870,314
4.000%	10/15/46		75	70,498
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		1,274	1,315,246
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46		55	54,311
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26		400	375,338
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		215	214,848
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		316	320,739
Aon PLC,
Gtd. Notes
2.800%	03/15/21		1,160	1,140,356
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23		464	470,960
Sr. Sec’d. Notes, MTN
8.375%	07/15/23	GBP	100	133,119
Assicurazioni Generali SpA (Italy),
Sub. Notes, EMTN
5.500%	10/27/47	EUR	100	123,495
7.750%	12/12/42	EUR	100	136,256
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25		19	18,288
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23		600	595,164
3.125%	03/15/26		705	679,270
4.500%	02/11/43		500	519,349
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%	11/29/49	EUR	100	120,797
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	645,444
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.850%	04/17/28		500	494,475
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	505,449
Groupama SA (France),
Sub. Notes
6.000%	01/23/27	EUR	100	138,621
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		673	664,588

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27		1,000	$928,216
5.350%	06/01/21		100	104,936
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	615,014
3.300%	03/14/23		140	138,385
3.750%	03/14/26	(a)	500	495,108
4.200%	03/01/48		150	145,103
4.350%	01/30/47		45	44,762
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	299,868
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	883,494
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	69,618
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		74	73,630
Wand Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/23		226	229,390
9.125%	07/15/26		226	228,260

				13,957,348

Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19		940	933,727
2.800%	06/06/23		200	192,570
3.400%	12/06/27		1,390	1,295,116
3.600%	11/28/24	(a)	1,300	1,279,100
4.000%	12/06/37		400	370,340
4.200%	12/06/47		300	273,097
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24		415	399,868
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	199,160
3.250%	08/06/18		300	300,064
3.875%	09/29/23		660	654,692
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28		1,200	1,142,197
3.600%	06/01/26		1,500	1,459,661
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	793,328
2.750%	01/30/23	(a)	900	867,061
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	(a)	67	62,632
5.500%	02/15/22		222	228,349
Sr. Unsec’d. Notes, 144A
5.875%	11/15/28	(a)	472	476,578

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Internet (continued)
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25			192	$186,005
United Group BV (Netherlands),
Sr. Sec’d. Notes
4.375%	07/01/22		EUR	125	148,530
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23			636	647,130
6.375%	05/15/25			108	110,025
Gtd. Notes, 144A
5.750%	01/15/27			1,349	1,325,393
ZPG PLC (United Kingdom),
Gtd. Notes
3.750%	07/15/23		GBP	100	136,232

					13,480,855

Iron/Steel — 0.2%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25			213	218,879
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	01/15/24			224	216,160
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25			234	224,348
5.000%	12/15/26			220	220,000
5.500%	10/01/24			411	418,706
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22		EUR	75	87,826
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	(a)		389	383,655
6.875%	08/15/25	(a)		316	317,880
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22			32	32,384
6.250%	08/10/26			2,800	3,032,400

					5,152,238

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20			285	280,111
3.700%	03/15/28			300	277,069
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23			71	71,442
5.375%	04/15/23			269	271,690
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25			67	72,367
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27			828	782,460
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25			240	235,200

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Leisure Time (continued)
					$1,990,339

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
6.000%	08/15/26			237	234,629
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24			193	183,350
Gtd. Notes, 144A
5.125%	05/01/26			283	278,048
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25			36	35,100
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26			87	80,475
6.625%	12/15/21			785	827,194
6.750%	10/01/20			49	51,328
7.750%	03/15/22	(a)		456	494,760
NH Hotel Group SA (Spain),
Sr. Sec’d. Notes
3.750%	10/01/23		EUR	129	156,507
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25			469	440,860
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.150%	04/01/24			146	143,628
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26			66	65,505
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27			600	573,000

					3,564,384

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24			1,413	1,503,291
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26			187	189,338
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25			602	598,990
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	(a)		683	669,340

					2,960,959

Machinery-Diversified — 0.1%
Mueller Water Products, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/26			208	209,560
Platin 1426 GmbH (Germany),
Sr. Sec’d. Notes
5.375%	06/15/23		EUR	126	140,544

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Machinery-Diversified (continued)
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25			342	$321,480
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18			500	499,374
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24			95	94,288
5.875%	08/15/26			166	164,340
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada),
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26			1,018	949,285

					2,378,871

Media — 1.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41			125	149,372
6.400%	12/15/35			200	239,910
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)		400	394,199
7.500%	05/15/26			775	749,579
Altice France SA (France),
Sr. Sec’d. Notes
5.375%	05/15/22		EUR	100	119,962
Sr. Sec’d. Notes, 144A
6.000%	05/15/22			971	974,447
7.375%	05/01/26			1,630	1,593,651
Altice SA (Luxembourg),
Gtd. Notes
6.250%	02/15/25		EUR	100	111,636
Gtd. Notes, 144A
7.750%	05/15/22	(a)		1,340	1,296,449
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23			1,180	1,174,099
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)		225	216,284
5.000%	04/01/24			153	150,705
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25			137	136,658
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	(a)		521	546,894
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24	(a)		19	18,098
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23			356	334,639
5.000%	02/01/28			995	910,425
5.125%	05/01/23			70	69,103
5.125%	05/01/27	(a)		2,555	2,390,522

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes^
—%	04/15/99		356	$—
—%	12/31/99		69	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		1,381	1,372,464
7.500%	04/01/28	(a)	578	585,052
7.750%	07/15/25		556	581,019
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		255	254,676
4.908%	07/23/25		1,200	1,211,861
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		2,509	2,559,180
6.500%	11/15/22		152	154,280
7.625%	03/15/20		986	980,123
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25		206	210,893
Sr. Unsec’d. Notes
5.250%	06/01/24	(a)	883	834,435
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23		1,149	1,266,773
10.875%	10/15/25		1,291	1,488,265
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	834	723,495
5.875%	07/15/22	(a)	388	364,720
5.875%	11/15/24	(a)	313	264,876
7.750%	07/01/26	(a)	903	791,254
Meredith Corp.,
Gtd. Notes, 144A
6.875%	02/01/26	(a)	188	185,415
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		296	309,690
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		400	397,014
Jr. Sub. Notes, 144A
5.250%	03/29/49		100	101,000
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25	(a)	260	237,900
6.875%	02/15/23		73	70,080
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27		149	139,501
5.375%	04/15/25		250	246,563
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		81	81,000
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		400	363,999

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20			300	$306,263
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22			14	14,130
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
3.500%	01/15/27		EUR	100	121,992
6.250%	01/15/29		EUR	90	117,599
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23			216	207,360
5.125%	02/15/25	(a)		316	291,905
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes
4.000%	01/15/27		EUR	200	236,172
UPCB Finance VII Ltd. (Netherlands),
Sr. Sec’d. Notes
3.625%	06/15/29		EUR	100	112,726
Videotron Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27			307	297,851
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25			924	866,250
Virgin Media Receivables Financing Notes I DAC (United Kingdom),
Sr. Sec’d. Notes
5.500%	09/15/24		GBP	200	259,645
Virgin Media Receivables Financing Notes II DAC (Ireland),
Sr. Sec’d. Notes
5.750%	04/15/23		GBP	100	133,757
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/25		GBP	180	241,534
Sr. Sec’d. Notes, MTN
5.125%	01/15/25		GBP	100	133,954
Warner Media LLC,
Gtd. Notes
2.100%	06/01/19			600	595,814
2.950%	07/15/26			925	831,541
3.600%	07/15/25			275	261,475
Ziggo Bond Co. BV (Netherlands),
Sr. Sec’d. Notes
7.125%	05/15/24		EUR	100	124,809
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25			415	387,772
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27			332	310,121

					33,204,830

Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23			266	277,305

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Metal Fabricate/Hardware (continued)
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	(a)		1,336	$1,279,220
6.250%	08/15/24			1,125	1,125,000

					2,681,525

Mining — 0.4%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28			200	201,249
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24			862	833,985
5.875%	02/15/26			311	300,115
Freeport-McMoRan, Inc.,
Gtd. Notes
3.100%	03/15/20	(a)		684	670,320
3.550%	03/01/22			926	879,700
3.875%	03/15/23			1,308	1,236,060
5.450%	03/15/43			1,575	1,381,590
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22			226	248,600
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24			146	148,920
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, MTN
6.875%	03/15/24		EUR	100	108,367
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	(a)		600	590,558
5.875%	04/23/45			300	319,239
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23			679	644,201
4.500%	01/15/21			84	84,000
5.200%	03/01/42			486	425,857
5.400%	02/01/43			640	574,400
Gtd. Notes, 144A
8.500%	06/01/24			216	236,790

					8,883,951

Miscellaneous Manufacturing — 0.1%
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25		EUR	100	117,133
EnPro Industries, Inc.,
Gtd. Notes
5.875%	09/15/22			135	137,700
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	(a)		550	556,875
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19			1,100	1,094,783
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25			275	275,000

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
				$2,181,491

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		130	127,725
5.500%	12/01/24		553	564,059

				691,784

Oil & Gas — 1.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24		142	150,343
Andeavor,
Sr. Unsec’d. Notes
3.800%	04/01/28		575	543,070
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		100	99,499
5.125%	12/01/22		115	115,288
5.625%	06/01/23		95	96,188
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22		222	244,199
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		198	202,455
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.112%	09/16/21		720	695,405
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	(a)	331	300,383
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		272	275,400
Gtd. Notes, 144A
6.375%	07/01/26		201	201,503
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
6.500%	04/15/21		30	29,850
7.625%	01/15/22		156	156,000
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23		290	279,793
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	243	246,038
8.250%	07/15/25		384	407,040
Chaparral Energy, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23		270	271,856
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	01/15/25	(a)	114	116,103
8.000%	06/15/27	(a)	1,089	1,108,058
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		1,000	964,131

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22			2,104	$2,114,920
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27			1,000	961,944
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25			591	602,820
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25			838	808,670
DEA Finance SA (Luxembourg),
Gtd. Notes
7.500%	10/15/22		EUR	100	125,651
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22	(a)		665	704,900
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25			192	198,960
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24			163	158,925
5.375%	05/31/25			64	64,000
Gtd. Notes, 144A
5.375%	05/31/25			54	53,865
Eclipse Resources Corp.,
Gtd. Notes
8.875%	07/15/23			85	80,538
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26			90	87,300
5.750%	01/30/28			203	197,925
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24			100	82,375
5.200%	03/15/25			45	37,350
7.750%	02/01/26			618	583,825
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20			10	9,875
Sec’d. Notes, 144A
9.375%	05/01/24	(a)		512	419,840
Sr. Sec’d. Notes, 144A
7.750%	05/15/26			609	622,703
8.000%	11/29/24			31	31,310
Equinor ASA (Norway),
Gtd. Notes
2.750%	11/10/21			1,035	1,020,798
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26			557	533,361
7.375%	05/15/24	(a)		496	519,560
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	(a)		520	510,344

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		522	$532,440
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		82	78,925
6.375%	05/15/25		38	36,955
6.375%	01/15/26		112	107,520
6.625%	05/01/23		249	250,868
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25	(a)	669	625,515
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26		414	412,965
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		113	109,045
Jagged Peak Energy LLC,
Gtd. Notes, 144A
5.875%	05/01/26		199	195,020
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	12/15/20		1,100	1,102,204
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		311	325,773
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		346	321,780
7.000%	03/31/24		146	136,145
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	613	611,467
Murphy Oil Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/25		25	24,930
5.875%	12/01/42		57	51,585
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		73	71,358
Gtd. Notes, 144A
5.750%	02/01/25		185	174,825
Neptune Energy Bondco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/25		200	194,750
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	(a)	436	445,810
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
7.750%	01/15/24	(a)	324	306,990
7.950%	04/01/25		47	43,710
Gtd. Notes, 144A
7.875%	02/01/26		1,092	1,124,760
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	123	125,117
6.875%	01/15/23		25	25,438

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25			690	$684,320
Parkland Fuel Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/26			59	58,115
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25			93	91,373
5.375%	01/15/25			391	388,068
5.625%	10/15/27			2	1,985
6.250%	06/01/24			93	96,488
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25			259	272,274
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24			20	20,400
Gtd. Notes, 144A
5.750%	05/15/26			102	100,980
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22			300	302,640
5.375%	03/13/22			47	48,199
5.500%	01/21/21			100	102,949
5.500%	06/27/44			128	107,968
Gtd. Notes, MTN
4.625%	09/21/23			1,515	1,493,790
6.750%	09/21/47			355	334,729
Phillips 66,
Gtd. Notes
4.875%	11/15/44			500	516,497
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24			163	154,035
6.500%	12/15/21			35	35,898
7.750%	12/15/23			100	105,250
Gtd. Notes, 144A
7.125%	01/15/26	(a)		93	95,511
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22			545	554,538
5.625%	03/01/26	(a)		300	287,250
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)		367	344,063
5.000%	03/15/23	(a)		136	131,580
5.875%	07/01/22			154	155,925
Repsol International Finance BV (Spain),
Gtd. Notes
4.500%	03/25/75		EUR	100	122,006
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20			482	480,795
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24			77	66,413
4.875%	06/01/22			85	80,325
7.375%	06/15/25	(a)		434	419,895

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		14	$14,710
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		385	261,800
7.750%	06/15/21	(a)	872	743,380
Sr. Sec’d. Notes, 144A
7.250%	02/15/23	(a)	142	140,580
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		806	774,768
6.875%	06/30/23		163	168,094
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	(a)	220	208,175
5.625%	06/01/25	(a)	375	357,188
6.500%	11/15/21		175	179,025
6.500%	01/01/23		16	16,160
6.750%	09/15/26	(a)	178	178,445
Southwestern Energy Co.,
Gtd. Notes
6.700%	01/23/25	(a)	166	162,473
7.500%	04/01/26		480	496,800
7.750%	10/01/27		158	163,925
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		505	484,800
5.875%	03/15/28		4	3,771
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		329	327,766
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		294	291,795
6.800%	03/15/38		162	131,625
8.375%	12/15/21		235	251,450
Gtd. Notes, 144A
7.500%	01/15/26		265	269,141
9.000%	07/15/23		897	965,396
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25		358	344,575
Tullow Oil PLC (Ghana),
Sr. Unsec’d. Notes, 144A
7.000%	03/01/25		200	189,250
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26		975	923,162
Whiting Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26	(a)	305	314,150
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25		20	20,375
Gtd. Notes, 144A
6.875%	02/01/25		170	173,188

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)		230	$226,263
5.750%	06/01/26			206	205,421
6.000%	01/15/22			72	74,880
8.250%	08/01/23			148	167,610

					41,354,656

Oil & Gas Services — 0.1%
Apergy Corp.,
Gtd. Notes, 144A
6.375%	05/01/26			122	123,983
Calfrac Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26			224	222,880
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	(a)		398	399,493
McDermott Technology Americas, Inc./McDermott Technology US, Inc.,
Gtd. Notes, 144A
10.625%	05/01/24	(a)		298	310,665
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22			316	300,200
SESI LLC,
Gtd. Notes
7.125%	12/15/21			100	101,750
7.750%	09/15/24			250	256,563
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26			336	347,760
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42			259	193,602
6.500%	08/01/36			90	70,425
7.750%	06/15/21	(a)		977	1,005,089
8.250%	06/15/23			198	196,434

					3,528,844

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes
4.750%	07/15/27		GBP	100	126,201
6.750%	05/15/24		EUR	125	156,995
Gtd. Notes, 144A
6.000%	06/30/21			625	632,031
7.250%	05/15/24			2,097	2,180,879
Sr. Sec’d. Notes, 144A
4.625%	05/15/23			1,223	1,209,241
Berry Global, Inc.,
Sec’d. Notes, 144A
4.500%	02/15/26			140	130,549
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24			839	818,025
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	(a)		311	303,225

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	(a)		244	$223,260
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26			161	152,950
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/26			128	127,501
Horizon Holdings I SAS (France),
Gtd. Notes
7.250%	08/01/23		EUR	100	121,229
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	02/15/22		EUR	100	121,433
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23			325	303,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	(a)		716	731,215
Sr. Sec’d. Notes
5.750%	10/15/20			452	453,298
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	(a)		222	219,225
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
5.848%(c)	07/15/21	(a)		606	611,636
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22			152	153,520
6.875%	07/15/33			69	75,728
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/25		EUR	100	118,094
Verallia Packaging SASU (France),
Sr. Sec’d. Notes
5.125%	08/01/22		EUR	175	209,760

					9,179,058

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20			320	316,144
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21			950	948,955
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27			380	363,738
3.950%	05/15/47			200	196,976
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23			235	193,288
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22			96	88,320

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24			285	$299,963
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27			1,152	1,108,109
3.400%	01/15/38			275	259,736
3.700%	03/01/46			1,045	1,009,992
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.100%	05/17/27			1,300	1,248,104
4.400%	05/06/44			575	612,550
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26			323	320,981
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39			400	554,450
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19			1,700	1,673,287
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19			519	506,663
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes
4.500%	05/15/23		EUR	300	330,890
Gtd. Notes, 144A
5.500%	03/01/23			883	821,190
5.625%	12/01/21			469	461,379
5.875%	05/15/23			1,336	1,255,005
6.125%	04/15/25	(a)		487	448,649
7.250%	07/15/22			17	17,411
7.500%	07/15/21			221	224,453
9.250%	04/01/26			115	119,456
Sr. Sec’d. Notes, 144A
5.500%	11/01/25			887	874,139
6.500%	03/15/22			408	422,280
7.000%	03/15/24			581	609,149
Sr. Unsec’d. Notes, 144A
8.500%	01/31/27			821	831,263
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24			388	427,770
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	09/12/27			500	462,483
3.450%	11/13/20			245	245,596

					17,252,369

Pipelines — 0.7%
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%	12/31/49			392	388,079
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24			75	75,563

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	$799,134
4.150%	07/01/23		182	179,864
4.350%	10/15/24		600	592,285
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	(a)	396	392,535
5.875%	03/31/25	(a)	584	607,360
7.000%	06/30/24		485	528,650
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25	(a)	674	657,453
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		45	45,788
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21		180	181,800
6.450%	11/03/36		238	250,495
6.750%	09/15/37		306	324,360
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
3.900%	05/15/24		400	382,902
4.400%	03/15/27		100	95,114
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23		420	405,304
5.500%	06/01/27		62	62,000
5.875%	01/15/24		225	230,625
Energy Transfer Partners LP,
Gtd. Notes
9.000%	04/15/19		71	74,239
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		48	44,362
4.850%	07/15/26		48	45,483
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26		190	179,075
6.500%	10/01/25		174	167,040
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		140	139,567
MPLX LP,
Sr. Unsec’d. Notes
4.875%	06/01/25		700	719,719
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27		181	178,738
7.768%	12/15/37		418	491,150
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		500	547,580
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27		400	387,041
4.550%	07/15/28		900	907,911

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pipelines (continued)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20			135	$138,206
6.000%	01/15/19			135	136,519
6.850%	07/15/18			45	45,036
6.875%	04/15/40			603	687,420
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23			200	212,195
5.875%	06/30/26	(a)		1,000	1,072,495
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24			607	619,140
5.500%	01/15/28	(a)		714	701,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	(a)		278	266,880
5.125%	02/01/25			105	103,688
5.250%	05/01/23			19	19,000
Gtd. Notes, 144A
5.000%	01/15/28			379	352,470
5.875%	04/15/26			354	356,655
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	06/24/44			777	803,224
8.750%	03/15/32			204	263,027
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24			800	802,862

					16,661,538

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20			89	90,113
6.250%	02/01/22	(a)		429	437,580
6.375%	12/15/25			180	180,225
6.750%	02/01/24			133	133,998

					841,916

Real Estate — 0.1%
ADLER Real Estate AG (Germany),
Sr. Unsec’d. Notes
1.875%	04/27/23		EUR	100	113,570
2.125%	02/06/24		EUR	100	113,341
3.000%	04/27/26		EUR	100	113,812
Sr. Unsec’d. Notes, EMTN
4.750%	04/08/20		EUR	24	28,882
ATF Netherlands BV (Germany),
Gtd. Notes
3.750%	12/31/49		EUR	100	117,625
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25			175	178,281
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25			210	203,700

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Real Estate (continued)
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25			253	$248,256
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23			156	146,640
5.250%	12/01/21			193	192,035
RPG Byty s.r.o (Czech Republic),
Sr. Sec’d. Notes
3.375%	10/15/24		EUR	100	116,196

					1,572,338

Real Estate Investment Trusts (REITs) — 0.7%
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26			170	169,999
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20			600	595,100
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	(a)		720	688,346
2.800%	06/01/20			1,200	1,189,700
3.000%	06/15/23			780	747,927
3.375%	10/15/26			1,200	1,110,699
3.400%	02/15/19			325	325,875
3.450%	09/15/21			400	398,343
3.500%	01/31/23			800	786,949
4.400%	02/15/26			300	297,851
5.050%	09/01/20			200	206,707
5.900%	11/01/21			200	213,910
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23			750	743,207
CoreCivic, Inc.,
Gtd. Notes
4.750%	10/15/27			204	185,130
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21			195	186,929
3.200%	09/01/24			425	401,102
5.250%	01/15/23			1,200	1,257,405
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24			617	617,000
5.375%	03/15/27			60	59,550
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24		EUR	100	114,445
2.875%	10/01/25		EUR	100	110,110
5.375%	05/15/27			150	149,625
5.875%	01/15/26			644	652,372
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25			200	193,000
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23			227	222,460
5.875%	10/15/24			401	394,985

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
6.000%	04/15/26			41	$39,770
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25		EUR	100	115,745
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20			40	39,400
5.250%	09/15/22			81	78,418
6.000%	04/01/22			139	139,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26			1,119	1,039,271
4.500%	01/15/28			427	387,503
5.625%	05/01/24			801	811,013
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27			147	140,385
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27	(a)		1,100	1,048,127
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24			266	254,440
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22			481	459,956
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21			149	150,118
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	(a)		526	502,330
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23			273	302,871
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19			295	293,777

					17,820,850

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25			1,999	1,891,454
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	(a)		333	315,518
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24			403	399,349
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23			13	13,423
Gtd. Notes, 144A
4.875%	11/01/25	(a)		293	269,384
Burger King France SAS (France),
Sr. Sec’d. Notes
6.000%	05/01/24		EUR	100	124,340

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Retail (continued)
Sr. Sec’d. Notes, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
5.250%(c)	05/01/23		EUR	100	$117,436
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24			488	488,088
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23			53	50,880
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36			200	242,727
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26			86	82,130
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19			11	11,358
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26			36	35,460
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36			51	44,880
6.875%	11/01/35			529	470,810
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22			800	783,994
3.250%	06/10/24			800	785,043
3.500%	03/01/27	(a)		405	395,755
4.875%	12/09/45			15	15,748
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21			260	171,925
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26			167	163,660
5.750%	10/01/22			167	169,088
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)		317	321,438
SRS Distribution, Inc.,
Gtd. Notes, 144A
8.250%	07/01/26	(a)		226	224,870
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25	(a)		347	323,578
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	03/15/22		GBP	100	130,061
Tendam Brands SAU (Spain),
Sr. Sec’d. Notes
5.000%	09/15/24		EUR	100	109,773
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sec’d. Notes
6.464%	03/30/32		GBP	100	127,623
Sr. Sec’d. Notes
5.659%	06/30/27		GBP	60	87,365

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19	100	$101,247
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.700%	11/18/19	1,100	1,095,389

			9,563,794

Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	61	64,203
7.500%	08/15/22	99	109,395
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23	370	359,245
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20	345	342,262
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20	1,400	1,381,758
3.000%	01/15/22	1,400	1,361,725
3.125%	01/15/25	1,040	964,768
3.625%	01/15/24	600	580,805
3.875%	01/15/27	300	283,756
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	228	217,170
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24	1,400	1,355,872
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19	170	170,636
4.650%	11/01/24	613	633,531
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18	250	249,916
3.450%	06/15/27	1,500	1,418,090
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	11	11,454
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	2,370	2,283,495
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/15/22	415	421,225
4.625%	06/01/23	202	203,768
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	211	212,582
5.625%	11/01/24	140	145,250
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	208,000

			12,978,906

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Software — 0.9%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21			130	$125,787
3.400%	09/15/26			100	94,960
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25			330	332,888
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27			895	837,488
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21			264	269,939
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26			460	436,032
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27			350	335,563
5.875%	06/15/26			237	241,503
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25			284	268,692
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	(a)		300	274,825
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23			429	446,838
Sec’d. Notes, 144A
5.750%	01/15/24			2,316	2,316,046
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25			700	697,170
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	(a)		942	1,051,390
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK
7.875%
7.125%	05/01/21			337	337,843
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	(a)		2,241	2,243,801
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)		1,037	1,047,598
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25		EUR	200	226,716
Gtd. Notes, 144A
3.250%	03/15/25		EUR	100	113,358
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27	(a)		500	492,340
3.450%	08/08/36	(a)		700	670,162

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Software (continued)
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24			129	$130,290
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26			249	243,400
6.000%	07/01/24			248	250,170
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36			200	191,550
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24	(a)		227	236,080
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)		213	214,065
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24			574	591,048
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)		1,807	2,006,908
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23			392	411,551
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21			1,039	1,122,119
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23			200	187,500
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20			360	352,448
2.950%	08/21/22			2,085	2,000,810
3.900%	08/21/27	(a)		926	855,048

					21,653,926

Storage/Warehousing — 0.1%
Algeco Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	02/15/23		EUR	100	118,945
Sr. Sec’d. Notes, 144A
8.000%	02/15/23			1,061	1,076,915
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24			777	786,713

					1,982,573

Telecommunications — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18			1,600	1,598,374
3.200%	03/01/22	(a)		650	637,851
4.750%	05/15/46			405	361,777
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25			170	158,525

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22			102	$100,980
6.450%	06/15/21			808	830,761
6.750%	12/01/23	(a)		327	328,635
7.500%	04/01/24	(a)		495	508,613
7.600%	09/15/39			63	52,290
7.650%	03/15/42			399	331,170
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	(a)		493	449,863
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	(a)		452	425,445
6.000%	06/15/25			3	3,064
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24			280	281,400
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20			718	542,090
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	(a)		785	711,406
DKT Finance ApS (Denmark),
Sr. Sec’d. Notes
7.000%	06/17/23		EUR	189	223,383
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes
4.500%	05/31/22		EUR	100	118,867
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36			198	186,863
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(a)		521	502,765
Sr. Unsec’d. Notes
6.875%	01/15/25	(a)		85	54,719
7.125%	03/15/19			512	515,840
7.125%	01/15/23			322	237,274
10.500%	09/15/22			105	95,288
11.000%	09/15/25			825	659,753
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24	(a)		272	269,280
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21			118	125,523
Sr. Sec’d. Notes
5.250%	08/01/26			630	590,625
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22			296	290,820
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(a)		685	614,582
7.250%	10/15/20			427	424,865
Gtd. Notes, 144A
9.750%	07/15/25			576	607,680

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Koninklijke KPN NV (Netherlands),
Jr. Sub. Notes
6.125%	03/29/49		EUR	100	$118,003
Jr. Sub. Notes, EMTN
6.875%	03/14/73		GBP	100	139,234
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23			264	258,720
5.250%	03/15/26			1,594	1,516,053
5.375%	08/15/22			305	305,000
5.375%	01/15/24			23	22,529
5.375%	05/01/25			137	131,863
Matterhorn Telecom SA (Luxembourg),
Gtd. Notes
4.000%	11/15/27		EUR	100	109,213
Sr. Sec’d. Notes
3.875%	05/01/22		EUR	116	136,909
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22			112	108,425
4.375%	06/12/27			19	17,860
6.625%	05/15/39			477	497,273
OTE PLC (Greece),
Gtd. Notes, GMTN
3.500%	07/09/20		EUR	100	120,916
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25			176	164,727
SoftBank Group Corp. (Japan),
Gtd. Notes
4.000%	04/20/23		EUR	100	120,377
Sub. Notes
6.875%	07/19/27			350	299,615
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28			291	278,633
6.900%	05/01/19			275	280,555
8.750%	03/15/32			526	562,820
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20			535	555,063
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24			2,361	2,383,642
7.625%	02/15/25	(a)		384	391,684
7.625%	03/01/26			1,229	1,253,580
7.875%	09/15/23			821	851,274
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			1,056	1,044,367
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34			687	654,711
6.375%	11/15/33			278	273,830
7.200%	07/18/36			51	52,831
7.721%	06/04/38			26	27,950

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33		EUR	85	$136,397
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.875%	01/28/26		EUR	100	116,166
3.625%	01/19/24		EUR	100	125,215
5.875%	05/19/23		GBP	150	217,852
Telefonica Europe BV (Spain),
Gtd. Notes
3.750%	12/29/49		EUR	100	117,218
4.200%	12/29/49		EUR	200	240,801
5.000%	03/31/49		EUR	100	122,707
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24			294	314,580
T-Mobile USA, Inc.,
Gtd. Notes
4.000%	04/15/22	(a)		144	142,531
4.500%	02/01/26			627	585,461
4.750%	02/01/28			371	343,639
6.375%	03/01/25			262	271,222
6.500%	01/15/26			281	289,781
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25			926	886,437
3.500%	11/01/24	(a)		1,000	967,230
4.500%	08/10/33			1,200	1,162,058
Sr. Unsec’d. Notes, 144A
4.329%	09/21/28			1,191	1,180,401
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24			515	510,599
4.125%	05/30/25			345	343,689

					33,592,012

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China),
Sr. Sec’d. Notes, 144A
7.500%	05/01/25			262	261,673

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	(a)		396	385,605
Sr. Unsec’d. Notes
5.450%	11/01/41			48	38,640
6.200%	10/01/40			82	69,905

					494,150

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42			300	302,600
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22			350	357,875

					660,475

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Trucking & Leasing — 0.0%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/22	87	$88,958
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	03/15/21	275	266,406
5.250%	08/15/22	316	312,843

			668,207

TOTAL CORPORATE BONDS (cost $609,846,835)			598,848,746

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	100	138,908
6.907%	10/01/50	200	292,432
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	181,866
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	589,856

			1,203,062

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	95	120,117

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	130,122
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	223,322

			353,444

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	581,732

New York — 0.0%
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	127,021
5.952%	06/15/42	80	104,066
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	212,414

			443,501

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	150,493

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	$246,452

Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	259,408

TOTAL MUNICIPAL BONDS (cost $3,275,797)			3,358,209

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	58	58,047
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	60	60,412
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	6	6,107
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
3.691%(c)	01/25/24	118	119,102
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.491%(c)	01/25/24	1,300	1,480,371
Series 2014-C02, Class 2M2, 1 Month LIBOR + 2.600%
4.691%(c)	05/25/24	1,572	1,658,634
Series 2014-C03, Class 2M2, 1 Month LIBOR + 2.900%
4.991%(c)	07/25/24	1,420	1,513,496
Series 2014-C04, Class 1M2, 1 Month LIBOR + 4.900%
6.991%(c)	11/25/24	833	952,613
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.291%(c)	10/25/28	582	585,245
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29	1,864	1,878,359
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.441%(c)	01/25/29	1,129	1,134,171
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.391%(c)	05/25/29	974	978,068
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.391%(c)	07/25/29	1,095	1,102,941
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.241%(c)	09/25/29	1,511	1,519,771
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
2.941%(c)	11/25/29	2,089	2,095,662
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.641%(c)	01/25/30	1,251	1,251,432
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
2.841%(c)	02/25/30	317	317,281
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
2.741%(c)	05/25/30	1,303	1,303,274
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650%
2.741%(c)	08/25/30	2,489	2,489,530
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
2.771%(c)	10/25/30	1,667	1,666,143

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
3.741%(c)	04/25/24		481	$487,557
Series 2014-HQ1, Class M2, 1 Month LIBOR + 2.500%
4.591%(c)	08/25/24		188	189,412
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.241%(c)	01/25/25		1,365	1,465,596
Series 2015-HQ1, Class M3, 1 Month LIBOR + 3.800%
5.891%(c)	03/25/25		580	621,396
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
4.741%(c)	03/25/28		955	972,458
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
2.891%(c)	03/25/29		568	568,502
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	07/25/29		802	807,983
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/30		1,398	1,401,702
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.891%(c)	12/25/29		2,293	2,297,270
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
2.641%(c)	04/25/30		1,514	1,513,048

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $32,388,956)				32,495,583

SOVEREIGN BONDS — 0.3%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		1,400	1,292,869
4.100%	04/24/28		30	28,989
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes, TIPS
1.250%	10/27/20	EUR	98	117,714
Unsec’d. Notes, TIPS
1.650%	04/23/20	EUR	182	219,188
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	09/10/24	JPY	66,400	631,392
0.100%	03/10/26	JPY	35,200	337,283
0.100%	03/10/27	JPY	34,500	332,640
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		85	82,110
4.000%	10/02/23		1,000	1,003,000
4.150%	03/28/27		200	196,900
4.350%	01/15/47		200	178,700
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		475	474,430
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		500	586,250
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	270	208,466
2.500%	09/20/40	NZD	107	80,897
3.000%	09/20/30	NZD	412	340,109
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		509	520,452

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.750%	11/22/47	GBP	50	$164,951
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		400	393,200

TOTAL SOVEREIGN BONDS (cost $7,313,805)				7,189,540

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29		780	539,447
Fannie Mae Principal Strip, Notes, MTN
3.350%(s)	03/23/28		250	180,978
Federal Farm Credit Bank, Bonds
2.000%	04/04/22		447	435,134
3.125%	02/06/30		600	586,210
Federal Home Loan Bank, Bonds
3.375%	12/08/23		500	512,802
4.000%	09/01/28		245	261,709
5.000%	09/28/29		500	577,365
5.375%	08/15/24		750	848,576
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650%
2.448%(c)	05/01/43		35	34,526
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600%
2.510%(c)	08/01/43		13	12,963
Federal Home Loan Mortgage Corp.
3.000%	03/01/27		106	105,560
3.000%	05/01/27		43	42,868
3.000%	11/01/27		260	260,411
3.000%	04/01/29		251	250,601
3.000%	02/01/31		305	302,901
3.000%	05/01/31		69	68,122
3.000%	06/01/31		38	37,944
3.000%	05/01/33		103	102,928
3.000%	05/01/33		45	45,054
3.000%	05/01/33		20	19,828
3.000%	08/01/46		432	418,831
3.000%	12/01/46		87	84,298
3.000%	12/01/46		72	70,189
3.000%	12/01/46		67	64,946
3.000%	02/01/47		703	680,894
3.000%	05/01/47		46	44,304
3.000%	06/01/47		379	366,626
3.000%	TBA		6,110	5,913,685
3.000%	TBA		115	114,185
3.500%	03/01/32		91	92,658
3.500%	04/01/32		226	228,996
3.500%	05/01/35		125	126,839
3.500%	10/01/42		107	107,337
3.500%	06/01/43		383	383,722
3.500%	07/01/43		172	172,066
3.500%	09/01/44		32	31,797
3.500%	12/01/45		102	101,672
3.500%	03/01/46		74	74,039
3.500%	03/01/46		58	58,227
3.500%	05/01/46		100	99,890
3.500%	05/01/46		56	55,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/01/46	203	$202,974
3.500%	07/01/46	26	25,563
3.500%	08/01/46	191	190,123
3.500%	08/01/46	37	36,872
3.500%	09/01/46	49	48,400
3.500%	12/01/46	292	290,494
3.500%	02/01/47	698	695,052
3.500%	03/01/47	199	198,502
3.500%	04/01/47	249	248,418
3.500%	04/01/47	45	44,725
3.500%	05/01/47	169	168,208
3.500%	07/01/47	350	348,385
3.500%	09/01/47	509	508,923
3.500%	09/01/47	143	142,233
3.500%	01/01/48	544	544,227
3.500%	02/01/48	1,139	1,133,676
3.500%	02/01/48	401	395,969
3.500%	03/01/48	259	257,369
3.500%	05/01/48	750	746,258
3.500%	TBA	5,938	5,906,830
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.780%
3.594%(c)	08/01/41	77	80,910
Federal Home Loan Mortgage Corp.
4.000%	05/01/33	180	185,415
4.000%	06/01/44	678	696,331
4.000%	07/01/45	114	117,048
4.000%	03/01/46	142	145,593
4.000%	05/01/46	267	272,207
4.000%	01/01/48	2,147	2,190,952
4.000%	06/01/48	153	157,255
4.000%	07/01/48	649	662,403
4.000%	TBA	8,527	8,691,427
4.000%	TBA	42	43,061
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495%
4.014%(c)	06/01/43	22	22,577
Federal Home Loan Mortgage Corp.
4.500%	06/01/38	183	191,069
4.500%	07/01/39	408	428,089
4.500%	09/01/39	18	18,853
4.500%	10/01/39	73	75,731
4.500%	01/01/40	143	150,554
4.500%	02/01/40	19	20,095
4.500%	04/01/40	38	39,916
4.500%	02/01/41	202	211,950
4.500%	07/01/41	25	26,172
4.500%	08/01/41	24	25,420
4.500%	10/01/41	665	698,859
4.500%	01/01/42	24	25,489
4.500%	05/01/42	39	41,248
4.500%	01/01/45	44	45,677
4.500%	09/01/46	38	39,829
4.500%	03/01/47	34	35,179
4.500%	05/01/47	120	125,409
4.500%	05/01/47	89	92,175
4.500%	06/01/47	158	164,774
4.500%	06/01/47	36	37,143
4.500%	05/01/48	2,377	2,477,091

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	06/01/48	360	$375,109
4.500%	07/01/48	300	312,370
4.500%	TBA	1,709	1,778,238
4.500%	TBA	1,000	1,006,758
5.000%	01/01/37	30	32,185
5.000%	02/01/37	28	29,885
5.000%	03/01/38	202	215,051
5.000%	09/01/47	26	27,505
5.000%	03/01/48	121	128,695
5.000%	03/01/48	32	34,239
5.000%	04/01/48	3,146	3,330,169
5.000%	05/01/48	162	171,359
5.000%	07/01/48	603	637,335
5.000%	TBA	400	401,500
5.500%	06/01/35	117	126,860
5.500%	08/01/38	127	137,507
5.500%	TBA	1,900	2,032,184
6.000%	09/01/36	125	137,267
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535%
2.039%(c)	06/01/43	120	119,416
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695%
2.438%(c)	08/01/42	136	140,986
Federal National Mortgage Assoc.
3.000%	01/01/27	133	133,337
3.000%	08/01/27	44	43,538
3.000%	09/01/27	272	271,914
3.000%	09/01/27	29	29,282
3.000%	11/01/27	59	59,398
3.000%	11/01/27	46	45,989
3.000%	11/01/27	39	38,537
3.000%	11/01/27	30	29,530
3.000%	11/01/27	29	29,062
3.000%	11/01/27	23	23,489
3.000%	12/01/27	27	27,255
3.000%	02/01/31	858	853,334
3.000%	02/01/31	416	413,487
3.000%	02/01/31	15	15,246
3.000%	03/01/31	348	346,003
3.000%	05/01/33	82	81,252
3.000%	05/01/33	50	49,345
3.000%	05/01/33	30	29,600
3.000%	08/01/33	553	549,992
3.000%	05/01/45	213	207,693
3.000%	08/01/46	315	305,509
3.000%	08/01/46	52	50,286
3.000%	10/01/46	55	53,497
3.000%	11/01/46	71	68,703
3.000%	11/01/46	29	28,135
3.000%	12/01/46	448	434,662
3.000%	12/01/46	114	110,184
3.000%	12/01/46	82	79,640
3.000%	12/01/46	30	29,044
3.000%	01/01/47	623	603,960
3.000%	01/01/47	546	529,316
3.000%	01/01/47	195	189,293
3.000%	01/01/47	139	135,391
3.000%	02/01/47	2,065	2,003,049
3.000%	03/01/47	394	382,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/01/47	320	$309,978
3.000%	05/01/47	32	31,486
3.000%	07/01/47	349	338,361
3.000%	12/01/47	204	198,897
3.000%	TBA	2,475	2,397,311
3.500%	11/01/30	16	15,780
3.500%	05/01/32	58	58,931
3.500%	06/01/32	142	144,338
3.500%	08/01/32	47	47,716
3.500%	09/01/32	410	415,791
3.500%	06/01/35	121	122,674
3.500%	06/01/35	73	74,001
3.500%	06/01/42	466	466,982
3.500%	09/01/42	346	346,867
3.500%	11/01/42	169	169,804
3.500%	11/01/42	32	32,370
3.500%	01/01/43	5,478	5,497,723
3.500%	05/01/43	481	481,738
3.500%	10/01/44	96	96,392
3.500%	02/01/45	121	121,117
3.500%	03/01/45	59	58,889
3.500%	07/01/45	117	117,090
3.500%	08/01/45	76	75,879
3.500%	09/01/45	731	729,566
3.500%	10/01/45	26	26,489
3.500%	11/01/45	416	415,143
3.500%	12/01/45	201	200,159
3.500%	12/01/45	67	66,689
3.500%	12/01/45	40	39,839
3.500%	02/01/46	713	712,082
3.500%	03/01/46	777	774,209
3.500%	03/01/46	82	82,118
3.500%	04/01/46	29	29,387
3.500%	05/01/46	248	247,651
3.500%	06/01/46	99	98,445
3.500%	07/01/46	279	279,057
3.500%	08/01/46	88	87,611
3.500%	09/01/46	202	201,805
3.500%	10/01/46	175	174,826
3.500%	10/01/46	49	49,282
3.500%	12/01/46	395	394,376
3.500%	12/01/46	285	285,648
3.500%	12/01/46	203	202,790
3.500%	12/01/46	45	44,564
3.500%	12/01/46	21	21,156
3.500%	01/01/47	185	185,698
3.500%	01/01/47	180	179,705
3.500%	01/01/47	173	173,837
3.500%	01/01/47	169	169,254
3.500%	01/01/47	154	153,191
3.500%	04/01/47	152	151,564
3.500%	05/01/47	80	80,261
3.500%	05/01/47	69	69,306
3.500%	06/01/47	187	186,376
3.500%	06/01/47	88	88,083
3.500%	07/01/47	101	101,099
3.500%	08/01/47	212	211,200
3.500%	09/01/47	386	385,088

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	10/01/47	255	$255,693
3.500%	10/01/47	73	72,526
3.500%	11/01/47	562	560,040
3.500%	11/01/47	131	131,098
3.500%	11/01/47	32	32,016
3.500%	01/01/48	242	242,117
3.500%	01/01/48	134	133,704
3.500%	02/01/48	544	543,359
3.500%	02/01/48	109	109,230
3.500%	04/01/48	52	52,030
3.500%	05/01/48	62	62,516
3.500%	TBA	4,546	4,524,616
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
3.509%(c)	08/01/41	100	104,666
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
3.896%(c)	04/01/43	16	16,456
Federal National Mortgage Assoc.
4.000%	05/01/26	267	275,075
4.000%	02/01/31	200	204,964
4.000%	05/01/33	138	142,297
4.000%	06/01/33	65	66,713
4.000%	07/01/33	34	34,962
4.000%	06/01/38	591	608,560
4.000%	09/01/41	18	18,410
4.000%	09/01/42	1,945	2,009,605
4.000%	09/01/42	15	15,549
4.000%	09/01/43	150	154,530
4.000%	05/01/44	184	190,093
4.000%	10/01/44	552	565,276
4.000%	03/01/45	177	182,033
4.000%	07/01/45	507	517,982
4.000%	09/01/45	63	64,596
4.000%	09/01/45	33	34,071
4.000%	01/01/46	1,080	1,101,667
4.000%	02/01/46	89	90,514
4.000%	05/01/46	784	799,572
4.000%	08/01/46	817	833,542
4.000%	08/01/46	497	507,431
4.000%	08/01/46	101	102,949
4.000%	11/01/46	115	118,566
4.000%	11/01/46	78	80,614
4.000%	03/01/47	21	21,632
4.000%	04/01/47	137	140,402
4.000%	05/01/47	957	980,524
4.000%	05/01/47	46	46,721
4.000%	06/01/47	70	71,174
4.000%	06/01/47	45	46,018
4.000%	08/01/47	118	120,734
4.000%	10/01/47	1,558	1,589,084
4.000%	10/01/47	750	770,974
4.000%	10/01/47	167	170,565
4.000%	11/01/47	241	245,605
4.000%	12/01/47	576	589,716
4.000%	12/01/47	144	146,656
4.000%	01/01/48	1,133	1,157,175
4.000%	02/01/48	958	978,408
4.000%	04/01/48	1,982	2,024,660
4.000%	TBA	1,126	1,148,213

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	TBA	60	$61,552
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
4.044%(c)	05/01/43	215	222,395
Federal National Mortgage Assoc.
4.500%	01/01/42	460	483,974
4.500%	01/01/42	208	219,179
4.500%	09/01/42	812	851,173
4.500%	06/01/44	301	316,138
4.500%	06/01/44	251	262,933
4.500%	02/01/45	934	981,403
4.500%	08/01/45	1,153	1,212,194
4.500%	11/01/45	57	60,025
4.500%	12/01/45	120	126,253
4.500%	12/01/45	46	47,757
4.500%	01/01/46	57	59,874
4.500%	02/01/46	2,464	2,591,732
4.500%	03/01/46	60	62,521
4.500%	04/01/46	2	1,869
4.500%	05/01/46	2	2,248
4.500%	07/01/46	34	35,567
4.500%	08/01/46	551	576,871
4.500%	08/01/46	78	82,235
4.500%	08/01/46	43	44,755
4.500%	08/01/46	8	8,278
4.500%	09/01/46	37	39,324
4.500%	10/01/46	409	426,428
4.500%	10/01/46	285	297,560
4.500%	01/01/47	232	241,735
4.500%	01/01/47	75	78,781
4.500%	01/01/47	58	60,803
4.500%	01/01/47	29	30,792
4.500%	02/01/47	61	63,355
4.500%	02/01/47	41	42,570
4.500%	03/01/47	67	70,361
4.500%	06/01/47	1,499	1,570,263
4.500%	06/01/47	434	453,227
4.500%	12/01/47	255	266,873
4.500%	01/01/48	4,876	5,105,991
4.500%	02/01/48	2,131	2,224,470
4.500%	02/01/48	313	329,395
4.500%	02/01/48	176	185,391
4.500%	02/01/48	142	148,780
4.500%	02/01/48	139	146,079
4.500%	04/01/48	1,997	2,093,264
4.500%	05/01/48	435	453,104
4.500%	06/01/48	609	641,462
4.500%	TBA	317	330,079
5.000%	06/01/39	66	70,965
5.000%	12/01/39	120	129,119
5.000%	01/01/40	3	3,306
5.000%	04/01/40	296	317,014
5.000%	05/01/40	22	23,492
5.000%	06/01/40	17	17,778
5.000%	06/01/40	5	5,212
5.000%	06/01/40	4	4,242
5.000%	07/01/40	18	19,166
5.000%	07/01/40	4	4,057

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	08/01/40	52	$55,234
5.000%	09/01/40	9	9,523
5.000%	10/01/40	29	31,416
5.000%	02/01/41	225	241,327
5.000%	05/01/41	698	745,764
5.000%	05/01/41	244	261,557
5.000%	09/01/47	339	359,697
5.000%	03/01/48	14	14,534
5.000%	04/01/48	3,948	4,185,936
5.000%	04/01/48	7	7,529
5.000%	TBA	111	117,564
5.000%	TBA	400	406,312
5.500%	04/01/36	82	89,148
5.500%	05/01/36	46	49,826
5.500%	09/01/36	147	159,946
5.500%	08/01/37	107	116,259
5.500%	09/01/41	243	263,605
5.500%	01/01/47	2,071	2,245,491
5.500%	TBA	253	271,283
6.000%	03/01/34	1,485	1,624,432
Federal National Mortgage Assoc., MTN
6.320%	12/20/27	251	314,599
Federal National Mortgage Assoc.
6.625%	11/15/30	600	804,793
Government National Mortgage Assoc.
3.000%	12/15/46	99	97,114
3.000%	02/15/47	158	154,794
3.000%	TBA	140	136,987
3.500%	12/20/42	709	712,725
3.500%	12/20/42	152	153,215
3.500%	03/15/43	176	177,360
3.500%	03/15/43	33	32,901
3.500%	05/15/43	143	144,063
3.500%	06/20/43	347	348,974
3.500%	04/20/45	476	479,485
3.500%	12/20/45	162	162,699
3.500%	03/20/46	2,115	2,127,611
3.500%	04/20/46	239	240,374
3.500%	06/20/46	3,601	3,619,652
3.500%	12/20/46	820	824,036
3.500%	01/20/47	242	243,150
3.500%	02/20/47	819	822,785
3.500%	03/20/47	1,454	1,460,433
3.500%	04/20/47	149	150,235
3.500%	10/20/47	259	260,706
3.500%	12/15/47	914	920,486
3.500%	12/20/47	361	362,072
3.500%	04/20/48	380	382,661
3.500%	04/20/48	236	238,204
3.500%	TBA	6,908	6,934,579
3.500%	TBA	800	801,964
4.000%	12/15/40	85	87,070
4.000%	09/20/45	683	705,617
4.000%	10/20/45	23	23,672
4.000%	01/20/46	63	64,969
4.000%	03/20/46	298	306,783
4.000%	07/20/46	90	92,612
4.000%	12/15/46	123	126,117

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	08/20/47	148		$151,903
4.000%	03/20/48	2,230		2,287,935
4.000%	04/20/48	258		265,012
4.000%	04/20/48	149		153,101
4.000%	05/20/48	363		372,608
4.000%	TBA	5,977		6,125,319
4.000%	TBA	1,650		1,690,476
4.500%	08/15/39	589		623,284
4.500%	01/20/41	383		402,263
4.500%	03/20/41	58		60,926
4.500%	04/20/41	157		165,271
4.500%	09/20/43	61		63,815
4.500%	08/20/46	74		77,613
4.500%	09/20/46	69		72,037
4.500%	10/20/46	52		55,004
4.500%	11/20/46	25		26,262
4.500%	10/20/47	48		49,577
4.500%	04/20/48	5,292		5,504,781
4.500%	06/20/48	745		775,703
4.500%	07/20/48	2,081		2,166,516
4.500%	TBA	345		358,587
4.500%	TBA	1,000		1,039,384
5.000%	10/20/39	298		320,258
5.000%	03/20/48	404		424,275
5.000%	04/20/48	209		219,606
5.000%	05/20/48	3,232		3,397,145
5.000%	06/20/48	224		234,992
5.000%	TBA	318		333,842
5.000%	TBA	2,000		2,089,091
5.500%	07/20/40	567		601,897
5.500%	04/20/48	62		65,546
6.000%	09/20/38	115		126,769
6.000%	10/20/38	149		163,672
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19	500		535,363

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $201,617,699)				200,043,281

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds
6.250%	05/15/30	—	(r)	134
U.S. Treasury Inflation Indexed Bonds
0.625%	04/15/23	1,005		1,011,581
1.000%	02/15/48	1,050		1,102,353
0.500%	01/15/28	2,795		2,776,718
0.125%	04/15/21	685		712,673
0.125%	01/15/22	2,021		2,198,554
0.125%	04/15/22	3,115		3,142,282
0.125%	07/15/22	355		380,235
0.125%	01/15/23	1,656		1,756,701
0.125%	07/15/24	1,495		1,532,986
0.125%	07/15/26	1,625		1,626,781
0.250%	01/15/25	2,230		2,293,687
0.375%	07/15/23	1,635		1,743,753
0.375%	07/15/25	1,355		1,405,751
0.375%	01/15/27	1,200		1,208,978
0.375%	07/15/27	775		772,032

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
0.625%	07/15/21		1,367	$1,524,437
0.625%	01/15/24		2,726	2,922,477
0.625%	01/15/26		1,280	1,341,984
0.750%	02/15/42		1,511	1,635,188
0.750%	02/15/45		1,235	1,274,182
0.875%	02/15/47		335	347,615
1.000%	02/15/46		675	734,896
1.125%	01/15/21		1,720	1,995,004
1.250%	07/15/20		1,045	1,219,747
1.375%	02/15/44		650	779,810
1.750%	01/15/28		785	1,025,548
2.000%	01/15/26	(k)	705	974,932
2.125%	02/15/40		529	770,860
2.125%	02/15/41		329	476,545
2.375%	01/15/25		400	589,362
2.375%	01/15/27		785	1,109,011
2.500%	01/15/29		950	1,302,320
3.375%	04/15/32		45	84,768
3.625%	04/15/28	(k)	445	874,847
3.875%	04/15/29	(k)	665	1,335,822

TOTAL U.S. TREASURY OBLIGATIONS (cost $46,287,232)				45,984,554

TOTAL LONG-TERM INVESTMENTS (cost $1,940,443,635)				1,950,805,034

	Shares
SHORT-TERM INVESTMENTS — 26.4%
AFFILIATED MUTUAL FUNDS — 26.4%
PGIM Core Ultra Short Bond Fund(w)	552,822,039	552,822,039
PGIM Institutional Money Market Fund (cost $96,945,621; includes $96,771,065 of cash collateral for securities on loan)(b)(w)	96,943,755	96,953,449

TOTAL AFFILIATED MUTUAL FUNDS (cost $649,767,660)		649,775,488

OPTIONS PURCHASED~* — 0.0%
(cost $127,747)		117,559

TOTAL SHORT-TERM INVESTMENTS (cost $649,895,407)		649,893,047

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.5% (cost $2,590,339,042)		2,600,698,081

OPTIONS WRITTEN~* — (0.0)%
(premiums received $148,029)		(122,211)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.5% (cost $2,590,191,013)		2,600,575,870
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.5)%		(135,717,070)

NET ASSETS — 100.0%		$2,464,858,800

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,913,780 and 0.4% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,384,323; cash collateral of $96,771,065 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	3.500%	TBA	07/17/18	(1,060)	$(1,071,873)
Federal National Mortgage Assoc.	3.000%	TBA	07/17/18	(4,679)	(4,651,997)
	3.500%	TBA	07/17/18	(1,191)	(1,205,236)
Government National Mortgage Assoc.	3.000%	TBA	07/19/18	(4,175)	(4,084,569)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $10,953,037)					$(11,013,675)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures (cost $1,593)	Call	03/18/19	$97.38	6	15	$1,350

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD (cost $3,371)	Put	Deutsche Bank AG	07/23/18	1.35	—	GBP	350	$9,477

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 03/11/29	Call	Deutsche Bank AG	03/07/19	3.11%	3.11%(S)	3 Month LIBOR(Q)		260	$6,414
10- Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase	04/27/38	2.99%	2.99%(S)	3 Month LIBOR(Q)		40	1,980
20- Year Interest Rate Swap, 04/20/41	Call	JPMorgan Chase	04/16/21	0.78%	0.78%(S)	6 Month JPY LIBOR(S)	JPY	4,700	1,315
30- Year Interest Rate Swap, 04/28/53	Call	Goldman Sachs & Co.	04/26/23	3.11%	3.11%(S)	3 Month LIBOR(Q)		25	2,888
5- Year Interest Rate Swap, 05/16/24	Put	Barclays Capital Group	05/14/19	3.15%	3 Month LIBOR(Q)	3.15%(S)		960	6,936
10- Year Interest Rate Swap, 03/11/29	Put	Deutsche Bank AG	03/07/19	3.11%	3 Month LIBOR(Q)	3.11%(S)		260	3,411
10- Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	3 Month JPY LIBOR(S)	1.10%(S)	JPY	145,275	10,463
10- Year Interest Rate Swap, 08/24/32	Put	Deutsche Bank AG	08/22/22	2.95%	3 Month LIBOR(Q)	2.95%(S)		1,305	60,055
10- Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase	04/27/38	2.99%	3 Month LIBOR(Q)	2.99%(S)		40	1,695
20- Year Interest Rate Swap, 04/20/41	Put	JPMorgan Chase	04/16/21	0.78%	6 Month JPY LIBOR(S)	0.78%(S)	JPY	4,700	1,255
30- Year Interest Rate Swap, 06/19/49	Put	Deutsche Bank AG	06/17/19	3.54%	3 Month LIBOR(Q)	3.54%(S)		315	3,731

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 06/09/51	Put	Barclays Capital Group	06/07/21	3.80%	3 Month LIBOR(Q)	3.80%(S)	160	$4,546
30- Year Interest Rate Swap, 04/28/53	Put	Goldman Sachs & Co.	04/26/23	3.11%	3 Month LIBOR(Q)	3.11%(S)	25	2,043

Total OTC Swaptions (cost $122,783)								$106,732

Total Options Purchased (cost $127,747)								$117,559

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures (premiums received $1,494)	Call	03/15/19	$97.25	4	10	$(1,325)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD (premiums received $3,675)	Call	Deutsche Bank AG	07/23/18	1.47	—	GBP	350	$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 06/10/21	Call	Goldman Sachs & Co.	06/08/20	3.05%	3 Month LIBOR(Q)	3.05%(S)	1,400	$(5,348)
2- Year Interest Rate Swap, 06/03/21	Call	JPMorgan Chase	05/30/19	2.45%	3 Month LIBOR(Q)	2.45%(S)	1,205	(1,549)
2- Year Interest Rate Swap, 02/26/22	Call	Deutsche Bank AG	02/24/20	2.40%	3 Month LIBOR(Q)	2.40%(S)	7,100	(19,022)
2- Year Interest Rate Swap, 04/16/22	Call	Deutsche Bank AG	04/14/20	2.88%	3 Month LIBOR(Q)	2.88%(S)	740	(4,503)
2- Year Interest Rate Swap, 04/21/22	Call	Bank of America	04/17/20	2.94%	3 Month LIBOR(Q)	2.94%(S)	730	(4,866)
2- Year Interest Rate Swap, 06/02/22	Call	Deutsche Bank AG	05/29/20	2.90%	3 Month LIBOR(Q)	2.90%(S)	390	(2,582)
1- Year Interest Rate Swap, 06/10/21	Put	Goldman Sachs & Co.	06/08/20	3.05%	3.05%(S)	3 Month LIBOR(Q)	1,400	(4,461)
2- Year Interest Rate Swap, 03/25/21	Put	Deutsche Bank AG	03/21/19	3.15%	3.15%(S)	3 Month LIBOR(Q)	720	(1,611)
2- Year Interest Rate Swap, 06/03/21	Put	JPMorgan Chase	05/30/19	3.25%	3.25%(S)	3 Month LIBOR(Q)	1,205	(2,782)
2- Year Interest Rate Swap, 02/26/22	Put	Deutsche Bank AG	02/24/20	3.40%	3.40%(S)	3 Month LIBOR(Q)	7,100	(23,836)
2- Year Interest Rate Swap, 04/16/22	Put	Deutsche Bank AG	04/14/20	2.88%	2.88%(S)	3 Month LIBOR(Q)	740	(5,713)
2- Year Interest Rate Swap, 04/21/22	Put	Bank of America	04/17/20	2.94%	2.94%(S)	3 Month LIBOR(Q)	730	(5,159)
2- Year Interest Rate Swap, 05/07/22	Put	Goldman Sachs & Co.	05/05/20	3.15%	3.15%(S)	3 Month LIBOR(Q)	400	(2,172)
2- Year Interest Rate Swap, 06/02/22	Put	Goldman Sachs & Co.	05/29/20	3.35%	3.35%(S)	3 Month LIBOR(Q)	550	(2,300)

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 06/02/22	Put	Deutsche Bank AG	05/29/20	2.90%	2.90%(S)	3 Month LIBOR(Q)	390	$(3,014)
2-Year Interest Rate Swap, 06/10/22	Put	Goldman Sachs & Co.	06/08/20	3.45%	3.45%(S)	3 Month LIBOR(Q)	550	(2,016)
2-Year Interest Rate Swap, 06/17/22	Put	Goldman Sachs & Co.	06/15/20	3.50%	3.50%(S)	3 Month LIBOR(Q)	350	(1,204)
5-Year Interest Rate Swap, 06/27/24	Put	Barclays Capital Group	06/25/19	0.60%	0.60%(A)	6 Month EURIBOR(S)	EUR 180	(1,477)
10-Year Interest Rate Swap, 02/25/29	Put	Deutsche Bank AG	02/21/19	1.65%	1.65%(A)	6 Month EURIBOR(S)	EUR 830	(1,267)
10-Year Interest Rate Swap, 04/18/29	Put	Deutsche Bank AG	04/16/19	2.90%	2.90%(S)	3 Month LIBOR(Q)	380	(8,677)
10-Year Interest Rate Swap, 05/10/29	Put	Deutsche Bank AG	05/08/19	3.15%	3.15%(S)	3 Month LIBOR(Q)	860	(12,211)
10-Year Interest Rate Swap, 06/09/31	Put	Barclays Capital Group	06/07/21	3.87%	3.87%(S)	3 Month LIBOR(Q)	340	(5,116)

Total OTC Swaptions (premiums received $142,860)								$(120,886)

Total Options Written (premiums received $148,029)								$(122,211)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	90 Day Euro Dollar	Dec. 2018	$2,434,000	$(940)
8	2 Year U.S. Treasury Notes	Sep. 2018	1,694,625	2,607
17	5 Year U.S. Treasury Notes	Sep. 2018	1,931,492	(2,316)
240	10 Year U.S. Treasury Notes	Sep. 2018	28,845,001	217,561
3	STOXX 600 Bank Index	Sep. 2018	28,097	(263)
110	20 Year U.S. Treasury Bonds	Sep. 2018	15,950,000	(29,427)
374	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	59,676,375	251,869
1	Euro STOXX 50 Index	Sep. 2018	39,600	(339)
193	Mini MSCI EAFE Index	Sep. 2018	18,869,610	(409,137)
1,141	Mini MSCI Emerging Markets Index	Sep. 2018	60,661,265	(3,413,798)
238	Nikkei 225 Index	Sep. 2018	47,916,001	(262,128)
1	Russell 2000 E-Mini Index	Sep. 2018	82,375	(1,373)
226	S&P 500 E-Mini Index	Sep. 2018	30,754,079	(579,836)
15	S&P/TSX 60 Index	Sep. 2018	2,198,228	23,867

				(4,203,653)

Short Positions:
10	90 Day Euro Dollar	Dec. 2019	2,425,875	1,440
52	2 Year U.S. Treasury Notes	Sep. 2018	11,015,063	20,282
1	5 Year Euro-Bobl	Sep. 2018	154,348	(876)
125	5 Year U.S. Treasury Notes	Sep. 2018	14,202,148	(11,173)
1	10 Year Euro-Bund	Sep. 2018	189,826	(2,206)
1	10 Year Japanese Bonds	Sep. 2018	1,362,417	(1,761)
5	10 Year U.K. Gilt	Sep. 2018	812,041	(3,708)
2	10 Year U.S. Treasury Notes	Sep. 2018	240,375	(1,266)
66	10 Year U.S. Ultra Treasury Notes	Sep. 2018	8,463,469	11,580
942	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	150,307,875	(4,735,596)
3	Euro-OAT	Sep. 2018	541,416	(2,394)
23	Russell 2000 E-Mini Index	Sep. 2018	1,894,625	44,858
379	S&P 500 E-Mini Index	Sep. 2018	51,574,320	1,036,050

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (continued):
3	Short Euro-BTP	Sep. 2018	$387,722	$(3,247)

				(3,648,017)

				$(7,851,670)

Cash of $12,312,960 and securities with a combined market value of $147,695 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/19/18	Bank of New York Mellon	AUD	2,152	$1,588,068	$1,592,985	$4,917	$—
British Pound,
Expiring 07/05/18	Barclays Capital Group	GBP	2,575	3,388,957	3,399,308	10,351	—
Expiring 07/05/18	Hong Kong & Shanghai Bank	GBP	61	80,171	80,527	356	—
Expiring 08/14/18	Barclays Capital Group	GBP	90	120,437	119,030	—	(1,407)
Expiring 08/14/18	Goldman Sachs & Co.	GBP	90	121,748	119,030	—	(2,718)
Expiring 09/19/18	Citigroup Global Markets	GBP	4,811	6,441,026	6,372,959	—	(68,067)
Canadian Dollar,
Expiring 09/19/18	Bank of New York Mellon	CAD	15	11,538	11,426	—	(112)
Expiring 09/19/18	Morgan Stanley	CAD	5,022	3,862,989	3,825,446	—	(37,543)
Euro,
Expiring 07/05/18	Hong Kong & Shanghai Bank	EUR	16,981	19,765,205	19,839,332	74,127	—
Expiring 07/05/18	Hong Kong & Shanghai Bank	EUR	261	303,804	304,933	1,129	—
Expiring 09/19/18	Citigroup Global Markets	EUR	249	290,176	292,624	2,448	—
Japanese Yen,
Expiring 07/05/18	Goldman Sachs & Co.	JPY	73,651	668,297	665,499	—	(2,798)
Expiring 07/05/18	Hong Kong & Shanghai Bank	JPY	73,651	665,161	665,500	339	—
Expiring 09/19/18	UBS AG	JPY	64,857	590,683	589,242	—	(1,441)
Mexican Peso,
Expiring 08/09/18	Bank of New York Mellon	MXN	3,737	187,224	186,914	—	(310)
Expiring 08/09/18	Bank of New York Mellon	MXN	2,367	120,000	118,381	—	(1,619)
Expiring 08/09/18	Goldman Sachs & Co.	MXN	2,427	120,000	121,406	1,406	—
Expiring 08/09/18	Goldman Sachs & Co.	MXN	2,426	120,000	121,319	1,319	—
Expiring 08/09/18	Goldman Sachs & Co.	MXN	1,887	95,199	94,383	—	(816)
Expiring 08/09/18	Goldman Sachs & Co.	MXN	491	24,801	24,569	—	(232)
Expiring 08/09/18	JPMorgan Chase	MXN	1,262	60,000	63,116	3,116	—
New Zealand Dollar,
Expiring 07/05/18	Nomura Securities Co.	NZD	900	608,204	609,574	1,370	—
Expiring 09/19/18	JPMorgan Chase	NZD	252	177,140	170,694	—	(6,446)
Norwegian Krone,
Expiring 09/19/18	Citigroup Global Markets	NOK	3,026	371,721	372,784	1,063	—
Singapore Dollar,
Expiring 09/19/18	Credit Suisse First Boston Corp.	SGD	99	73,047	72,792	—	(255)
Expiring 09/19/18	JPMorgan Chase	SGD	1,187	890,425	872,764	—	(17,661)
Swedish Krona,
Expiring 09/19/18	JPMorgan Chase	SEK	12,248	1,387,755	1,376,239	—	(11,516)
Swiss Franc,
Expiring 09/19/18	Citigroup Global Markets	CHF	674	682,685	685,558	2,873	—

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued.):
Swiss Franc (continued),
Expiring 09/19/18	JPMorgan Chase	CHF737	$752,395	$749,638	$—	$(2,757)

			$43,568,856	$43,517,972	104,814	(155,698)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/19/18	Citigroup Global Markets	AUD	5,900	$4,473,787	$4,367,386	$106,401	$—
British Pound,
Expiring 07/05/18	BNP Paribas	GBP	2,262	3,013,851	2,986,040	27,811	—
Expiring 07/05/18	BNP Paribas	GBP	213	281,379	281,185	194	—
Expiring 07/05/18	BNP Paribas	GBP	69	91,937	91,089	848	—
Expiring 07/05/18	Goldman Sachs & Co.	GBP	100	132,928	132,012	916	—
Expiring 08/06/18	Barclays Capital Group	GBP	2,575	3,393,814	3,404,367	—	(10,553)
Expiring 08/06/18	Hong Kong & Shanghai Bank	GBP	61	80,286	80,647	—	(361)
Expiring 09/19/18	BNP Paribas	GBP	1,243	1,645,748	1,646,557	—	(809)
Canadian Dollar,
Expiring 07/05/18	Nomura Securities Co.	CAD	150	115,942	114,111	1,831	—
Expiring 09/19/18	Bank of New York Mellon	CAD	801	603,378	610,152	—	(6,774)
Euro,
Expiring 07/05/18	Barclays Capital Group	EUR	13	15,202	15,189	13	—
Expiring 07/05/18	BNP Paribas	EUR	34	39,945	39,723	222	—
Expiring 07/05/18	Morgan Stanley	EUR	16,847	19,716,381	19,682,776	33,605	—
Expiring 07/05/18	Morgan Stanley	EUR	251	293,750	293,249	501	—
Expiring 08/06/18	Goldman Sachs & Co.	EUR	487	564,350	570,359	—	(6,009)
Expiring 08/06/18	Hong Kong & Shanghai Bank	EUR	16,981	19,811,308	19,887,605	—	(76,297)
Expiring 08/06/18	Hong Kong & Shanghai Bank	EUR	261	304,510	305,675	—	(1,165)
Expiring 08/06/18	Nomura Securities Co.	EUR	363	420,555	425,134	—	(4,579)
Expiring 09/19/18	Citigroup Global Markets	EUR	3,428	4,061,592	4,028,565	33,027	—
Expiring 09/19/18	JPMorgan Chase	EUR	2,446	2,898,784	2,874,707	24,077	—
Japanese Yen,
Expiring 07/05/18	Deutsche Bank AG	JPY	69,245	638,302	625,687	12,615	—
Expiring 07/05/18	Goldman Sachs & Co.	JPY	69,245	637,744	625,687	12,057	—
Expiring 07/05/18	Goldman Sachs & Co.	JPY	8,852	80,474	79,986	488	—
Expiring 08/06/18	Goldman Sachs & Co.	JPY	73,651	669,731	666,982	2,749	—
Expiring 08/06/18	Hong Kong & Shanghai Bank	JPY	73,651	666,584	666,983	—	(399)
Expiring 09/19/18	Goldman Sachs & Co.	JPY	60,847	556,173	552,811	3,362	—
Expiring 09/19/18	UBS AG	JPY	268,418	2,444,608	2,438,645	5,963	—
Mexican Peso,
Expiring 08/09/18	Barclays Capital Group	MXN	1,036	50,000	51,795	—	(1,795)
Expiring 08/09/18	Deutsche Bank AG	MXN	2,380	120,000	119,029	971	—
Expiring 08/09/18	Goldman Sachs & Co.	MXN	2,543	125,000	127,213	—	(2,213)
Expiring 08/09/18	Goldman Sachs & Co.	MXN	2,363	120,000	118,207	1,793	—
Expiring 08/09/18	Northern Trust Bank FSB	MXN	2,343	120,000	117,163	2,837	—
New Zealand Dollar,
Expiring 07/05/18	Australia and New Zealand Banking Group	NZD	903	633,453	611,605	21,848	—
Expiring 08/06/18	Nomura Securities Co.	NZD	900	608,224	609,588	—	(1,364)
Norwegian Krone,
Expiring 09/19/18	JPMorgan Chase	NOK	7,282	911,855	897,095	14,760	—

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Swedish Krona,
Expiring 09/19/18	Bank of New York Mellon	SEK 10,096	$1,181,203	$1,134,431	$46,772	$—

			$71,522,778	$71,279,435	355,661	(112,318)

					$460,475	$(268,016)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Chesapeake Energy Corp.	12/20/21	5.000%(Q)	190	3.491%	$(7,600)	$9,818	$17,418

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Casino Guichard Perrachon AS	06/20/23	1.000%(Q)	EUR	28	3.881%	$(4,125)	$(4,040)	$(85)	Citigroup Global Markets
Casino Guichard Perrachon AS	06/20/23	1.000%(Q)	EUR	20	3.881%	(2,974)	(2,057)	(917)	JPMorgan Chase
Casino Guichard Perrachon AS	06/20/23	1.000%(Q)	EUR	12	3.881%	(1,798)	(1,733)	(65)	JPMorgan Chase
Casino Guichard Perrachon AS	06/20/23	1.000%(Q)	EUR	12	3.881%	(1,796)	(1,732)	(64)	Citigroup Global Markets
Casino Guichard Perrachon AS	06/20/23	1.000%(Q)	EUR	10	3.881%	(1,487)	(1,051)	(436)	Goldman Sachs &Co.
Casino Guichard Perrachon AS	06/20/23	1.000%(Q)	EUR	7	3.881%	(1,079)	(974)	(105)	JPMorgan Chase
Casino Guichard Perrachon AS	06/20/23	1.000%(Q)	EUR	5	3.881%	(719)	(649)	(70)	JPMorgan Chase
Casino Guichard Perrachon SA	12/20/22	1.000%(Q)	EUR	50	3.717%	(6,431)	(2,125)	(4,306)	JPMorgan Chase
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	12	3.881%	(1,834)	(1,946)	112	Bank of America
Centurylink, Inc.	06/20/25	1.000%(Q)		150	4.349%	(26,897)	(27,996)	1,099	Barclays Capital Group
Deutsche Bank AG	06/20/23	1.000%(Q)	EUR	50	1.758%	(2,075)	(437)	(1,638)	Goldman Sachs &Co.
Intrium Justitia AB	06/20/23	5.000%(Q)	EUR	50	4.213%	2,150	5,496	(3,346)	Credit Suisse First Boston Corp.
Intrium Justitia AB	06/20/23	5.000%(Q)	EUR	23	4.213%	995	2,835	(1,840)	Morgan Stanley
Intrium Justitia AB	06/20/23	5.000%(Q)	EUR	7	4.213%	295	840	(545)	Credit Suisse First Boston Corp.
Intrum Justitia AB	06/20/23	5.000%(Q)	EUR	20	4.213%	821	2,416	(1,595)	Credit Suisse First Boston Corp.
Jaguar Land Rover Automative PLC	06/20/22	5.000%(Q)	EUR	30	2.642%	3,203	5,739	(2,536)	Credit Suisse First Boston Corp.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2) (continued):
Jaguar Land Rover Automotive PLC	06/20/23	5.000	%(Q)	EUR	6	3.313%	$556	$1,035	$(479)	Goldman Sachs & Co.
TDC AS	06/20/23	1.000	%(Q)	EUR	30	2.745%	(2,835)	(2,784)	(51)	Goldman Sachs & Co.
Telecom Italia SpA	12/20/22	5.000	%(Q)	EUR	30	1.845%	(1,222)	6,265	(7,487)	Citigroup Global Markets

							$(47,252)	$(22,898)	$(24,354)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		11,036	3.607%	$674,338	$652,455	$(21,883)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)		31,666	0.673%	557,827	479,022	(78,805)
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	280	3.190%	35,068	26,720	(8,348)

						$1,267,233	$1,158,197	$(109,036)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	395	04/15/23	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$1,835	$1,835
EUR	380	01/15/28	1.588%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(694)	(694)

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
EUR	65	05/15/47	1.832%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(2,987)	$(2,987)
EUR	60	01/15/48	1.991%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	359	359
EUR	60	01/15/48	1.974%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(68)	(68)
EUR	80	02/15/48	2.000%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	817	817
EUR	120	06/15/48	1.983%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(406)	(406)
GBP	635	09/15/18	3.270%(T)	U.K. Retail Price Index(1)(T)	—	(352)	(352)
GBP	615	03/15/23	3.220%(T)	U.K. Retail Price Index(2)(T)	—	(495)	(495)
GBP	1,365	04/15/23	3.185%(T)	U.K. Retail Price Index(2)(T)	951	(3,017)	(3,968)
GBP	670	05/15/23	3.256%(T)	U.K. Retail Price Index(1)(T)	—	1,128	1,128
GBP	465	11/15/27	3.455%(T)	U.K. Retail Price Index(1)(T)	—	(10,022)	(10,022)
GBP	515	01/15/28	3.405%(T)	U.K. Retail Price Index(2)(T)	—	6,498	6,498
GBP	285	02/15/28	3.410%(T)	U.K. Retail Price Index(2)(T)	2,929	5,875	2,946
GBP	90	06/15/28	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(341)	(341)
GBP	465	11/15/32	3.548%(T)	U.K. Retail Price Index(2)(T)	—	19,796	19,796
GBP	280	11/15/42	3.600%(T)	U.K. Retail Price Index(2)(T)	—	25,535	25,535
GBP	280	11/15/47	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(31,015)	(31,015)
GBP	65	01/15/48	3.514%(T)	U.K. Retail Price Index(2)(T)	—	5,430	5,430
GBP	60	03/15/48	3.410%(T)	U.K. Retail Price Index(1)(T)	—	(623)	(623)
	845	10/01/18	3.029%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	128	128
	2,435	11/09/19	2.113%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	14,650	14,650
	12,650	02/15/23	2.135%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	129,520	129,520

					$3,880	$161,551	$157,671

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	95	03/15/27	1.470%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$848	$—	$848	Deutsche Bank AG
EUR	95	03/15/47	1.970%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,036	—	1,036	Deutsche Bank AG
GBP	315	02/15/27	3.525%(T)	U.K. Retail Price Index(2)(T)	8,667	—	8,667	Citigroup Global Markets

					$10,551	$—	$10,551

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	1,870	06/29/20	2.183%(S)	3 Month Canadian Bankers Acceptance(2)(S)	$—	$(3,561)	$(3,561)
EUR	223	01/15/28	0.955%(A)	6 Month EURIBOR(1)(S)	—	(4,360)	(4,360)
EUR	223	01/15/28	0.954%(A)	6 Month EURIBOR(1)(S)	—	(4,334)	(4,334)
EUR	170	03/23/28	1.040%(A)	6 Month EURIBOR(1)(S)	—	(4,326)	(4,326)
EUR	30	05/31/28	0.868%(A)	6 Month EURIBOR(2)(S)	—	28	28
EUR	85	01/05/48	1.518%(A)	6 Month EURIBOR(1)(S)	—	(2,456)	(2,456)
EUR	85	01/08/48	1.491%(A)	6 Month EURIBOR(1)(S)	—	(1,753)	(1,753)
GBP	27,660	12/20/18	0.678%(T)	1 Day SONIA(2)(T)	—	(219)	(219)
GBP	395	01/24/28	1.450%(S)	6 Month GBP LIBOR(1)(S)	(165)	650	815
GBP	150	01/10/48	1.520%(S)	6 Month GBP LIBOR(1)(S)	—	4,092	4,092
GBP	290	01/23/48	1.570%(S)	6 Month GBP LIBOR(1)(S)	305	3,071	2,766
JPY	240,830	04/26/23	0.129%(S)	6 Month JPY LIBOR(2)(S)	—	2,822	2,822
JPY	29,665	11/08/27	0.273%(S)	6 Month JPY LIBOR(1)(S)	—	(351)	(351)
JPY	29,250	01/11/28	0.351%(S)	6 Month JPY LIBOR(1)(S)	—	(2,475)	(2,475)
JPY	58,625	04/27/28	0.320%(S)	6 Month JPY LIBOR(1)(S)	—	(2,266)	(2,266)
NZD	407	09/08/27	3.055%(S)	3 Month BBR(1)(Q)	—	(4,541)	(4,541)
NZD	203	09/08/27	3.070%(S)	3 Month BBR(1)(Q)	—	(2,430)	(2,430)
NZD	200	09/08/27	3.067%(S)	3 Month BBR(1)(Q)	—	(2,374)	(2,374)
NZD	176	05/18/28	3.215%(S)	3 Month BBR(1)(Q)	—	(2,261)	(2,261)
NZD	205	05/24/28	3.220%(S)	3 Month BBR(1)(Q)	—	(2,667)	(2,667)
NZD	205	05/24/28	3.219%(S)	3 Month BBR(1)(Q)	—	(2,655)	(2,655)
	1,340	11/15/19	1.882%(S)	3 Month LIBOR(2)(Q)	—	(15,755)	(15,755)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
1,345	11/24/19	1.938%(S)	3 Month LIBOR(2)(Q)	$—	$(14,858)	$(14,858)
1,430	07/03/20	2.785%(S)	3 Month LIBOR(1)(Q)	—	207	207
220	03/27/21	2.851%(S)	3 Month LIBOR(1)(Q)	—	516	516
160	04/25/21	3.019%(S)	3 Month LIBOR(1)(Q)	—	(110)	(110)
250	05/09/21	3.012%(S)	3 Month LIBOR(1)(Q)	—	(122)	(122)
160	05/17/21	3.106%(S)	3 Month LIBOR(1)(Q)	—	(357)	(357)
160	05/29/21	2.975%(S)	3 Month LIBOR(2)(Q)	—	(50)	(50)
210	05/30/21	2.953%(S)	3 Month LIBOR(2)(Q)	—	(155)	(155)
570	05/31/21	2.805%(S)	3 Month LIBOR(2)(Q)	—	(1,970)	(1,970)
320	05/31/21	2.820%(S)	3 Month LIBOR(2)(Q)	—	(1,015)	(1,015)
290	05/31/21	2.759%(S)	3 Month LIBOR(2)(Q)	—	(1,254)	(1,254)
160	05/31/21	2.887%(S)	3 Month LIBOR(2)(Q)	—	(305)	(305)
160	05/31/21	2.879%(S)	3 Month LIBOR(2)(Q)	—	(329)	(329)
160	05/31/21	2.797%(S)	3 Month LIBOR(2)(Q)	—	(577)	(577)
160	06/03/21	2.821%(S)	3 Month LIBOR(1)(Q)	—	520	520
360	06/04/21	2.894%(S)	3 Month LIBOR(1)(Q)	—	677	677
160	06/04/21	2.971%(S)	3 Month LIBOR(1)(Q)	—	66	66
160	06/06/21	3.013%(S)	3 Month LIBOR(1)(Q)	—	(59)	(59)
160	06/06/21	2.993%(S)	3 Month LIBOR(1)(Q)	—	—	—
160	06/06/21	2.987%(S)	3 Month LIBOR(1)(Q)	—	20	20
400	06/07/21	2.981%(S)	3 Month LIBOR(1)(Q)	—	93	93
160	06/10/21	3.036%(S)	3 Month LIBOR(1)(Q)	—	(128)	(128)
110	06/10/21	3.027%(S)	3 Month LIBOR(1)(Q)	—	(69)	(69)
100	06/10/21	3.000%(S)	3 Month LIBOR(2)(Q)	—	11	11
160	06/11/21	3.058%(S)	3 Month LIBOR(1)(Q)	—	(194)	(194)
110	06/11/21	3.125%(S)	3 Month LIBOR(2)(Q)	—	38	38
160	06/13/21	3.056%(S)	3 Month LIBOR(1)(Q)	—	(238)	(238)
160	06/17/21	3.124%(S)	3 Month LIBOR(1)(Q)	—	(390)	(390)
160	06/17/21	3.110%(S)	3 Month LIBOR(1)(Q)	—	(346)	(346)

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
80	06/18/21	3.059%(S)	3 Month LIBOR(2)(Q)	$—	$96	$96
160	06/21/21	3.016%(S)	3 Month LIBOR(2)(Q)	—	59	59
80	06/21/21	3.012%(S)	3 Month LIBOR(2)(Q)	—	24	24
160	06/27/21	3.005%(S)	3 Month LIBOR(2)(Q)	—	24	24
100	06/27/21	3.013%(S)	3 Month LIBOR(2)(Q)	—	30	30
80	07/01/21	2.964%(S)	3 Month LIBOR(2)(Q)	—	(52)	(52)
80	07/01/21	2.952%(S)	3 Month LIBOR(2)(Q)	—	(71)	(71)
40	07/01/21	2.979%(S)	3 Month LIBOR(2)(Q)	—	(15)	(15)
40	04/07/22	2.913%(S)	3 Month LIBOR(1)(Q)	—	62	62
20	05/11/22	3.047%(S)	3 Month LIBOR(1)(Q)	—	(20)	(20)
170	05/12/22	3.082%(S)	3 Month LIBOR(1)(Q)	—	(279)	(279)
160	05/19/22	3.204%(S)	3 Month LIBOR(1)(Q)	—	(626)	(626)
200	06/02/22	2.870%(S)	3 Month LIBOR(1)(Q)	—	446	446
90	06/16/22	3.081%(S)	3 Month LIBOR(1)(Q)	—	(153)	(153)
80	06/16/22	3.082%(S)	3 Month LIBOR(1)(Q)	—	(137)	(137)
90	06/23/22	3.049%(S)	3 Month LIBOR(1)(Q)	—	(101)	(101)
80	06/23/22	3.042%(S)	3 Month LIBOR(1)(Q)	—	(78)	(78)
30	04/11/23	2.768%(S)	3 Month LIBOR(1)(Q)	—	148	148
370	05/16/23	2.945%(S)	3 Month LIBOR(2)(Q)	—	1,049	1,049
390	02/15/28	3.165%(S)	3 Month LIBOR(1)(Q)	—	(6,240)	(6,240)
710	03/23/28	2.978%(S)	3 Month LIBOR(1)(Q)	—	(6,693)	(6,693)
80	03/27/28	2.917%(S)	3 Month LIBOR(2)(Q)	—	316	316
50	04/04/28	2.795%(S)	3 Month LIBOR(2)(Q)	—	(645)	(645)
20	04/09/28	2.895%(S)	3 Month LIBOR(1)(Q)	—	85	85
20	04/09/28	2.894%(S)	3 Month LIBOR(1)(Q)	—	88	88
10	04/09/28	2.887%(S)	3 Month LIBOR(1)(Q)	—	50	50
20	04/10/28	2.876%(S)	3 Month LIBOR(2)(Q)	—	(120)	(120)
20	04/10/28	2.866%(S)	3 Month LIBOR(2)(Q)	—	(138)	(138)
20	04/16/28	2.904%(S)	3 Month LIBOR(1)(Q)	—	74	74

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
20	04/16/28	2.900%(S)	3 Month LIBOR(1)(Q)	$—	$82	$82
470	04/18/28	2.913%(S)	3 Month LIBOR(2)(Q)	—	(1,376)	(1,376)
40	04/23/28	2.986%(S)	3 Month LIBOR(1)(Q)	—	(136)	(136)
40	04/24/28	3.017%(S)	3 Month LIBOR(1)(Q)	—	(245)	(245)
40	04/24/28	2.998%(S)	3 Month LIBOR(1)(Q)	—	(175)	(175)
40	04/24/28	2.976%(S)	3 Month LIBOR(1)(Q)	—	(100)	(100)
305	05/10/28	3.049%(S)	3 Month LIBOR(2)(Q)	—	3,584	3,584
55	05/10/28	3.049%(S)	3 Month LIBOR(2)(Q)	—	472	472
290	11/15/43	3.200%(S)	3 Month LIBOR(1)(Q)	—	(10,633)	(10,633)
140	11/15/43	3.126%(S)	3 Month LIBOR(1)(Q)	—	(3,250)	(3,250)

				$140	$(93,093)	$(93,233)

Cash of $873,697, $22,000, $1,475,000 and $681,000 have been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively, to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Deutsche Bank AG	01/10/19	235,296	Pay or receive quarterly variable payments based on MSCI US REIT Index and pay quarterly variable payments based on 3 Month LIBOR plus 24bps	$9,490,574	$—	$9,490,574
JPMorgan Chase	08/31/18	124,466	Pay or receive quarterly variable payments on the market movement of Bloomberg Commodity Index and pay quarterly variable payments based on 3 Month Treasury Yield	(4,537,201)	—	(4,537,201)
JPMorgan Chase	01/10/19	10,881	Pay or receive quarterly variable payments on the MSCI US REIT Index and pay quarterly variable payments based on 3 Month LIBOR plus 50bps	1,092,831	—	1,092,831
JPMorgan Chase	08/31/18	5,113	Pay or receive variable payments on the market movement of Bloomberg Commodity Index upon termination and pay quarterly variable payments based on 3 Month Treasury Bill upon termination	5,452	—	5,452

				$6,051,656	$—	$6,051,656

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$24,626	$(47,524)	$10,600,619	$(4,562,766)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$545,422,666	$323,930,213	$618,276
Preferred Stocks	3,903,935	418,634	2,676,576
Rights	146,380	—	—
Unaffiliated Exchange Traded Funds	1,681,828	—	—
Asset-Backed Securities
Automobiles	—	68,162,451	—
Collateralized Loan Obligations	—	11,157,097	—
Consumer Loans	—	30,554,728	—
Credit Cards	—	3,378,910	—
Other	—	2,622,921	—
Residential Mortgage-Backed Securities	—	106,138	—
Student Loans	—	2,260,165	—
Bank Loans	—	35,471,803	6,618,928
Commercial Mortgage-Backed Securities	—	23,436,933	—
Convertible Bonds	—	316,539	—
Corporate Bonds	—	598,848,746	—
Municipal Bonds	—	3,358,209	—
Residential Mortgage-Backed Securities	—	32,495,583	—
Sovereign Bonds	—	7,189,540	—
U.S. Government Agency Obligations	—	200,043,281	—
U.S. Treasury Obligations	—	45,984,554	—
Affiliated Mutual Funds	649,775,488	—	—
Options Purchased	1,350	116,209	—
Options Written	(1,325)	(120,886)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(11,013,675)	—
Futures Contracts	(7,851,670)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	192,459	—
Centrally Cleared Credit Default Swap Agreements	—	(91,618)	—
OTC Credit Default Swap Agreements	—	(47,252)	—
Centrally Cleared Inflation Swap Agreements	—	157,671	—
OTC Inflation Swap Agreements	—	10,551	—
Centrally Cleared Interest Rate Swap Agreements	—	(93,233)	—
OTC Total Return Swap Agreements	—	6,051,656	—

Total	$1,193,078,652	$1,384,898,327	$9,913,780

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (3.9% represents investments purchased with collateral from securities on loan)	26.4%
U.S. Government Agency Obligations	8.1
Banks	7.2
Pharmaceuticals	3.3
Automobiles	3.1
Software	2.9
Chemicals	2.7
Oil, Gas & Consumable Fuels	2.5
Insurance	2.2
U.S. Treasury Obligations	1.9
Media	1.8
Oil & Gas	1.8
Diversified Financial Services	1.8
Telecommunications	1.6
Internet Software & Services	1.4
Hotels, Restaurants & Leisure	1.3
Residential Mortgage-Backed Securities	1.3
Consumer Loans	1.2
Biotechnology	1.2
IT Services	1.1
Health Care Providers & Services	1.0
Aerospace & Defense	1.0
Household Products	1.0
Beverages	1.0
Commercial Mortgage-Backed Securities	0.9
Healthcare-Services	0.9
Healthcare-Products	0.9
Capital Markets	0.8
Electric	0.8
Technology Hardware, Storage & Peripherals	0.8
Food Products	0.7
Pipelines	0.7
Semiconductors & Semiconductor Equipment	0.7
Real Estate Investment Trusts (REITs)	0.6
Internet & Direct Marketing Retail	0.6
Equity Real Estate Investment Trusts (REITs)	0.6
Auto Manufacturers	0.5
Collateralized Loan Obligations	0.5
Commercial Services	0.5
Diversified Telecommunication Services	0.5
Internet	0.5
Machinery	0.5
Personal Products	0.5
Semiconductors	0.5
Packaging & Containers	0.5
Specialty Retail	0.5
Auto Components	0.4
Construction Materials	0.4
Food & Staples Retailing	0.4
Health Care Equipment & Supplies	0.4
Metals & Mining	0.4
Mining	0.4
Multi-Utilities	0.4
Retail	0.4
Textiles, Apparel & Luxury Goods	0.4
Agriculture	0.3

Computers	0.3%
Entertainment	0.3
Foods	0.3
Industrial Conglomerates	0.3
Sovereign Bonds	0.3
Tobacco	0.3
Wireless Telecommunication Services	0.3
Containers & Packaging	0.2
Household Durables	0.2
Airlines	0.2
Communications Equipment	0.2
Consumer Finance	0.2
Electric Utilities	0.2
Electronic Equipment, Instruments & Components	0.2
Electronics	0.2
Energy Equipment & Services	0.2
Engineering & Construction	0.2
Home Builders	0.2
Iron/Steel	0.2
Life Sciences Tools & Services	0.2
Multiline Retail	0.2
Oil & Gas Services	0.2
Paper & Forest Products	0.2
Professional Services	0.2
Real Estate Management & Development	0.2
Road & Rail	0.2
Trading Companies & Distributors	0.2
Machinery-Diversified	0.2
Air Freight & Logistics	0.1
Advertising	0.1
Auto Parts & Equipment	0.1
Building Materials	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Construction & Engineering	0.1
Credit Cards	0.1
Distribution/Wholesale	0.1
Electrical Equipment	0.1
Environmental Control	0.1
Gas	0.1
Leisure Time	0.1
Lodging	0.1
Machinery-Construction & Mining	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Municipal Bonds	0.1
Other	0.1
Real Estate	0.1
Storage/Warehousing	0.1
Student Loans	0.1
Transportation Infrastructure	0.1
Unaffiliated Exchange Traded Funds	0.1
Coal	0.1
Transportation	0.0	*
Apparel	0.0	*
Distributors	0.0	*
Diversified Consumer Services	0.0	*
Electrical Components & Equipment	0.0	*
Energy-Alternate Sources	0.0	*
Food Service	0.0	*
Forest Products & Paper	0.0	*
Gas Utilities	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Health Care Technology	0.0	%*
Home Furnishings	0.0	*
Household Products/Wares	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*
Machinery – Construction & Mining	0.0	*
Marine	0.0	*
Office/Business Equipment	0.0	*
Private Equity	0.0	*
Options Purchased	0.0	*
Technology	0.0	*
Textiles	0.0	*

Thrifts & Mortgage Finance	0.0	%*
Toys/Games/Hobbies	0.0	*
Trucking & Leasing	0.0	*
Water Utilities	0.0	*

	105.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(5.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$5,452		Unrealized depreciation on OTC swap agreements	$4,537,201
Credit contracts	Due from/to broker — variation margin swaps	17,418	*	Due from/to broker — variation margin swaps	109,036	*
Credit contracts	Premiums paid for OTC swap agreements	24,626		Premiums received for OTC swap agreements	47,524
Credit contracts	Unrealized appreciation on OTC swap agreements	1,211		Unrealized depreciation on OTC swap agreements	25,565
Equity contracts	Due from/to broker — variation margin futures	1,104,775	*	Due from/to broker — variation margin futures	4,666,874	*
Equity contracts	Unaffiliated investments	146,380		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	10,583,405		—	—
Foreign exchange contracts	Unaffiliated investments	9,477		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	460,475		Unrealized depreciation on OTC forward foreign currency exchange contracts	268,016
Interest rate contracts	Due from/to broker — variation margin futures	505,339	*	Due from/to broker — variation margin futures	4,794,910	*
Interest rate contracts	Due from/to broker — variation margin swaps	228,002	*	Due from/to broker — variation margin swaps	163,564	*
Interest rate contracts	Unaffiliated investments	108,082		Options written outstanding, at value	122,211
Interest rate contracts	Unrealized appreciation on OTC swap agreements	10,551		—	—

Total		$13,205,193			$14,734,901

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$—	$7,076,933
Credit contracts	—	—	—	—	—	79,995
Equity contracts	24,159	—	—	10,780,461	—	(10,699,760)
Foreign exchange contracts	—	(2,810)	1,715	—	4,230,758	—
Interest rate contracts	—	6,183	(45,414)	11,336,581	—	233,937

Total	$24,159	$3,373	$(43,699)	$22,117,042	$4,230,758	$(3,308,895)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$—	$(8,108,425)
Credit contracts	—	—	—	—	—	(222,297)
Equity contracts	649	—	—	(7,565,686)	—	11,612,614
Foreign exchange contracts	—	6,106	3,675	—	363,106	—
Interest rate contracts	—	25,070	14,848	(3,808,513)	—	69,016

Total	$649	$31,176	$18,523	$(11,374,199)	$363,106	$3,350,908

(2)

Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Cross Currency Exchange Contracts(2)
$114,996	$16,472,905	$365,783,036	$304,442,392	$30,112,688	$77,965,762	$404,639

Credit Default Swap Agreements- Sell Protection(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$45,396,903	$29,463,541	$26,404,461	$374,466,636

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$94,384,323	$(94,384,323)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Australia and New Zealand Banking Group	$21,848	$—	$21,848	$—	$21,848
Bank of America	112	(11,971)	(11,859)	10,000	(1,859)
Bank of New York Mellon	51,689	(8,815)	42,874	—	42,874
Barclays Capital Group	22,945	(48,344)	(25,399)	—	(25,399)
BNP Paribas	29,075	(809)	28,266	—	28,266
Citigroup Global Markets	160,744	(81,475)	79,269	(10,000)	69,269
Credit Suisse First Boston Corp.	14,491	(8,277)	6,214	(6,214)	—
Deutsche Bank AG	9,599,595	(82,436)	9,517,159	(9,240,000)	277,159
Goldman Sachs & Co.	30,056	(39,163)	(9,107)	—	(9,107)
Hong Kong & Shanghai Bank	75,951	(78,222)	(2,271)	—	(2,271)
JPMorgan Chase.	1,146,481	(4,592,913)	(3,446,432)	—	(3,446,432)
Morgan Stanley	36,941	(39,383)	(2,442)	—	(2,442)
Nomura Securities Co.	3,201	(5,943)	(2,742)	—	(2,742)
Northern Trust Bank FSB	2,837	—	2,837	—	2,837
UBS AG	5,963	(1,441)	4,522	—	4,522

	$11,201,929	$(4,999,192)	$6,202,737	$(9,246,214)	$(3,043,477)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $94,384,323:
Unaffiliated investments (cost $1,940,571,382)	$1,950,922,593
Affiliated investments (cost $649,767,660)	649,775,488
Cash	62,690
Foreign currency, at value (cost $5,919,748)	5,902,847
Deposit with broker for futures	12,312,960
Receivable for investments sold	34,795,838
Unrealized appreciation on OTC swap agreements	10,600,619
Dividends and interest receivable	10,058,280
Deposit with broker for centrally cleared swaps	3,051,697
Due from broker-variation margin futures	1,354,791
Tax reclaim receivable	1,161,353
Unrealized appreciation on OTC forward foreign currency contracts	460,475
Receivable from affiliate	48,201
Premiums paid for OTC swap agreements	24,626
Cash segregated for Counterparty—OTC	10,000
Receivable for portfolio shares sold	1,344
Prepaid expenses	2,498

Total Assets	2,680,546,300

LIABILITIES:
Payable to broker for collateral for securities on loan	96,771,065
Payable for investments purchased	91,449,989
Forward commitment contracts, at value (proceeds receivable $10,953,037)	11,013,675
Cash segregated from Counterparty—OTC	9,260,000
Unrealized depreciation on OTC swap agreements	4,562,766
Management fees payable	922,898
Payable to affiliate	485,344
Accrued expenses and other liabilities	425,590
Unrealized depreciation on OTC forward foreign currency contracts	268,016
Payable for portfolio shares repurchased	215,069
Options written outstanding, at value (premiums received $148,029)	122,211
Distribution fee payable	84,196
Premiums received for OTC swap agreements	47,524
Foreign capital gains tax liability accrued	43,579
Due to broker-variation margin swaps	15,208
Affiliated transfer agent fee payable	365
Foreign withholding taxes payable.	5

Total Liabilities	215,687,500

NET ASSETS	$2,464,858,800

Net assets were comprised of:
Partners Equity	$2,464,858,800

Net asset value and redemption price per share, $2,464,858,800 / 175,521,012 outstanding shares of beneficial interest	$14.04

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$20,712,642
Unaffiliated dividend income (net) (foreign withholding tax $917,128, of which $71,299 is reimbursable by an affiliate)	11,950,885
Affiliated dividend income	5,058,306
Income from securities lending, net (including affiliated income of $207,322)	287,877

38,009,710

EXPENSES
Management fees	9,937,955
Distribution fee	3,071,991
Custodian and accounting fees	490,461
Audit fee	36,894
Trustees’ fees	16,633
Shareholders’ reports	12,267
Legal fees and expenses	8,163
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Interest expense	73
Miscellaneous	80,468

Total expenses	13,658,371
Less: Fee waivers and/or expense reimbursement	(270,335)

Net expenses	13,388,036

NET INVESTMENT INCOME (LOSS)	24,621,674

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,440)) (net of foreign capital gains taxes $(4,246))	38,138,932
Futures transactions	22,117,042
Options written transactions	(43,699)
Swap agreements transactions	(3,308,895)
Forward and cross currency contracts transactions	4,230,758
Foreign currency transactions	1,395,315

62,529,453

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,799) (net of change in foreign capital gains taxes $(1,801))	(76,806,658)
Futures	(11,374,199)
Options written	18,523
Swap agreements	3,350,908
Forward and cross currency contracts	363,106
Foreign currencies	(5,647)

(84,453,967)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(21,924,514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,697,160

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$24,621,674	$35,840,971
Net realized gain (loss) on investment and foreign currency transactions	62,529,453	168,685,646
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(84,453,967)	80,887,801

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,697,160	285,414,418

FUND SHARE TRANSACTIONS:
Fund share sold [2,382,856 and 4,454,995 shares, respectively]	33,490,626	58,896,727
Fund share repurchased [5,231,864 and 9,020,124 shares, respectively]	(73,244,091)	(119,403,181)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(39,753,465)	(60,506,454)

CAPITAL CONTRIBUTIONS	54,113	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,002,192)	224,907,964
NET ASSETS:
Beginning of period	2,501,860,992	2,276,953,028

End of period	$2,464,858,800	$2,501,860,992

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 89.1%		Value
COMMON STOCKS — 55.5%	Shares
Aerospace & Defense — 1.1%
Astronics Corp.*	21,600	$776,952
BAE Systems PLC (United Kingdom)	335,104	2,850,831
Boeing Co. (The)	30,812	10,337,734
Bombardier, Inc. (Canada) (Class B Stock)*	471,800	1,866,170
Elbit Systems Ltd. (Israel)	8,431	992,663
General Dynamics Corp.	9,400	1,752,254
Harris Corp.	9,700	1,402,038
HEICO Corp.(a)	7,375	537,859
Huntington Ingalls Industries, Inc.	2,500	541,975
Kratos Defense & Security Solutions, Inc.*(a)	56,500	650,315
Lockheed Martin Corp.	28,382	8,384,894
Mercury Systems, Inc.*(a)	25,800	981,948
MTU Aero Engines AG (Germany)	8,463	1,621,017
Northrop Grumman Corp.	20,706	6,371,236
Raytheon Co.	9,400	1,815,892
Rolls-Royce Holdings PLC (United Kingdom)*	233,616	3,042,864
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	18,092,433	23,877
Safran SA (France)	4,569	553,330
Senior PLC (United Kingdom)	174,400	697,267
Singapore Technologies Engineering Ltd. (Singapore)	545,100	1,313,927
Spirit AeroSystems Holdings, Inc. (Class A Stock)	17,600	1,512,016
Thales SA (France)	12,200	1,569,579
United Technologies Corp.	36,821	4,603,730

		54,200,368

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	62,090	1,402,613
Atlas Air Worldwide Holdings, Inc.*	19,700	1,412,490
Deutsche Post AG (Germany)	75,514	2,453,481
Expeditors International of Washington, Inc.	25,300	1,849,430
Hub Group, Inc. (Class A Stock)*	14,270	710,646
Panalpina Welttransport Holding AG (Switzerland)	3,620	492,787
United Parcel Service, Inc. (Class B Stock)	13,500	1,434,105

		9,755,552

Airlines — 0.2%
Azul SA (Brazil), ADR*(a)	44,670	730,801
Copa Holdings SA (Panama) (Class A Stock)	7,410	701,134
Delta Air Lines, Inc.	29,600	1,466,384
Deutsche Lufthansa AG (Germany)	93,546	2,241,144
Ryanair Holdings PLC (Ireland), ADR*	13,300	1,519,259
Spirit Airlines, Inc.*(a)	35,500	1,290,425
United Continental Holdings, Inc.*	39,331	2,742,551

		10,691,698

Auto Components — 0.3%
Aptiv PLC	14,800	1,356,124
Bridgestone Corp. (Japan)(a)	77,700	3,035,184
Continental AG (Germany)	5,674	1,291,278
Cooper-Standard Holdings, Inc.*	8,800	1,149,896
Delphi Technologies PLC	15,900	722,813

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
HI-LEX Corp. (Japan)	12,200	$308,978
Lear Corp.	12,470	2,317,051
Motorcar Parts of America, Inc.*(a)	16,640	311,334
NHK Spring Co. Ltd. (Japan)	54,000	508,307
Tenneco, Inc.	37,232	1,636,719

		12,637,684

Automobiles — 0.4%
Fiat Chrysler Automobiles NV (United Kingdom)	33,145	625,256
Ford Motor Co.	124,400	1,377,108
Geely Automobile Holdings Ltd. (China)	328,000	843,909
General Motors Co.	36,500	1,438,100
Honda Motor Co. Ltd. (Japan)	202,100	5,925,771
Hyundai Motor Co. (South Korea)	3,546	398,549
Isuzu Motors Ltd. (Japan)	175,500	2,326,635
Peugeot SA (France)	61,857	1,409,431
Subaru Corp. (Japan)	126,300	3,673,438
Suzuki Motor Corp. (Japan)	62,000	3,416,703

		21,434,900

Banks — 4.2%
Banco Santander SA (Spain)	405,186	2,165,506
Bancolombia SA (Colombia), ADR	8,000	382,240
Bank of America Corp.	705,683	19,893,204
Bank of China Ltd. (China) (Class H Stock)	2,527,000	1,253,202
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	34,400	1,572,767
Bank of the Ozarks	13,800	621,552
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,098,100	1,206,149
Bankinter SA (Spain)	348,966	3,386,022
BankUnited, Inc.	84,600	3,455,910
Banque Cantonale Vaudoise (Switzerland)	1,050	807,074
Barclays Africa Group Ltd. (South Africa)	77,371	898,409
Berkshire Hills Bancorp, Inc.(a)	20,900	848,540
Blue Hills Bancorp, Inc.	82,700	1,835,940
BNK Financial Group, Inc. (South Korea)	70,169	587,951
BNP Paribas SA (France)	18,233	1,127,839
BOC Hong Kong Holdings Ltd. (China)	1,177,000	5,531,827
Boston Private Financial Holdings, Inc.	54,160	861,144
Brookline Bancorp, Inc.	50,500	939,300
CaixaBank SA (Spain)	469,698	2,021,717
Camden National Corp.	37,250	1,702,698
Capitec Bank Holdings Ltd. (South Africa)	4,572	288,044
Chemical Financial Corp.	23,800	1,324,946
China Construction Bank Corp. (China) (Class H Stock)*	2,643,000	2,418,454
CIMB Group Holdings Bhd (Malaysia)	225,300	303,758
Citigroup, Inc.	219,397	14,682,047
Commerzbank AG (Germany)*	282,261	2,692,589
Commonwealth Bank of Australia (Australia)	22,302	1,202,804
Credicorp Ltd. (Peru)	3,990	898,229
Dah Sing Financial Holdings Ltd. (Hong Kong)	147,600	860,708
Danske Bank A/S (Denmark)	109,635	3,415,557
DBS Group Holdings Ltd. (Singapore)	282,500	5,493,784
E.Sun Financial Holding Co. Ltd. (Taiwan)	959,698	668,207
Equity Bancshares, Inc. (Class A Stock)*	21,900	908,412

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Erste Group Bank AG (Austria)*	75,667	$3,154,554
FinecoBank Banca Fineco SpA (Italy)	44,741	503,653
First Citizens BancShares, Inc. (Class A Stock) .	2,670	1,076,811
First Foundation, Inc.*	72,500	1,344,150
First Northwest Bancorp*	44,600	712,262
FNB Corp.	146,676	1,968,392
Great Western Bancorp, Inc.	48,500	2,036,515
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	106,400	625,641
Hana Financial Group, Inc. (South Korea)	15,153	581,887
Hang Seng Bank Ltd. (Hong Kong)	73,200	1,827,830
Hanmi Financial Corp.	36,440	1,033,074
IBERIABANK Corp.	22,100	1,675,180
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,415,000	1,801,204
Intesa Sanpaolo SpA (Italy)	1,404,018	4,062,209
JPMorgan Chase & Co.	210,261	21,909,196
Jyske Bank A/S (Denmark)	11,200	612,191
Kasikornbank PCL (Thailand)	169,900	1,023,996
KB Financial Group, Inc. (South Korea)	20,469	963,512
KBC Group NV (Belgium)	76,395	5,867,151
Lloyds Banking Group PLC (United Kingdom)	3,812,125	3,162,984
M&T Bank Corp.	5,400	918,810
Mebuki Financial Group, Inc. (Japan)	361,500	1,212,606
Midland States Bancorp, Inc.(a)	41,100	1,408,086
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,177,700	6,671,534
Nordea Bank AB (Sweden)	534,661	5,128,783
OTP Bank Nyrt (Hungary)	21,556	778,284
Pinnacle Financial Partners, Inc.	16,100	987,735
Popular, Inc. (Puerto Rico)	68,045	3,076,314
Regions Financial Corp.	421,562	7,495,372
Royal Bank of Canada (Canada)	20,400	1,536,071
Sberbank of Russia PJSC (Russia)	557,416	1,936,222
Shinsei Bank Ltd. (Japan)	97,900	1,502,116
Sierra Bancorp	7,700	217,448
Societe Generale SA (France)	148,433	6,238,634
SpareBank 1 SR-Bank ASA (Norway)	56,850	601,796
Standard Chartered PLC (United Kingdom)	829,849	7,537,855
Svenska Handelsbanken AB (Sweden) (Class A Stock)	137,461	1,522,442
Swedbank AB (Sweden) (Class A Stock)	176,591	3,762,490
Toronto-Dominion Bank (The) (Canada)	22,100	1,279,115
U.S. Bancorp	50,924	2,547,218
Unicaja Banco SA (Spain), 144A	1,173,679	2,010,016
Union Bankshares Corp.	19,300	750,384
United Community Banks, Inc.	35,700	1,094,919
United Overseas Bank Ltd. (Singapore)	317,977	6,231,947
Univest Corp. of Pennsylvania	28,900	794,750
Western Alliance Bancorp*	20,880	1,182,017

		210,621,886

Beverages — 1.1%
Ambev SA (Brazil)	80,800	374,839
Anheuser-Busch InBev SA/NV (Belgium)	88,758	8,952,585
Asahi Group Holdings Ltd. (Japan)(a)	91,300	4,682,568
Britvic PLC (United Kingdom)	36,965	379,037

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	66,100	$2,644,628
Coca-Cola Co. (The)	29,400	1,289,484
Coca-Cola European Partners PLC (United Kingdom)	37,400	1,519,936
Coca-Cola HBC AG (Switzerland)*	47,023	1,565,142
Constellation Brands, Inc. (Class A Stock)	49,391	10,810,208
Cott Corp. (Canada)	57,900	959,238
Diageo PLC (United Kingdom)	90,947	3,267,350
Fomento Economico Mexicano SAB de CV (Mexico), UTS	40,100	352,415
Kirin Holdings Co. Ltd. (Japan)	89,200	2,390,996
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	5,800	637,637
Monster Beverage Corp.*	84,925	4,866,203
Olvi OYJ (Finland) (Class A Stock)	10,000	369,841
PepsiCo, Inc.	37,313	4,062,266
Pernod Ricard SA (France)	23,389	3,817,202
Remy Cointreau SA (France)	5,975	773,549
Treasury Wine Estates Ltd. (Australia)	145,374	1,867,770

		55,582,894

Biotechnology — 1.1%
Acceleron Pharma, Inc.*	21,600	1,048,032
Aimmune Therapeutics, Inc.*(a)	12,600	338,814
Alexion Pharmaceuticals, Inc.*	58,322	7,240,676
Amgen, Inc.	26,800	4,947,012
Amicus Therapeutics, Inc.*(a)	71,400	1,115,268
Argenx SE (Netherlands), ADR*	10,100	836,886
Atara Biotherapeutics, Inc.*(a)	9,700	356,475
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	105,100	591,713
Biogen, Inc.*	14,248	4,135,340
Blueprint Medicines Corp.*	21,400	1,358,472
Clovis Oncology, Inc.*	10,600	481,982
CSL Ltd. (Australia)	38,385	5,463,842
Global Blood Therapeutics, Inc.*(a)	31,500	1,423,800
GlycoMimetics, Inc.*(a)	37,400	603,262
Loxo Oncology, Inc.*(a)	30,100	5,221,748
Neurocrine Biosciences, Inc.*(a)	17,970	1,765,373
PolarityTE, Inc.*(a)	23,900	562,606
Puma Biotechnology, Inc.*	12,700	751,205
Radius Health, Inc.*(a)	18,300	539,301
Sarepta Therapeutics, Inc.* .	16,600	2,194,188
Shire PLC	75,533	4,255,438
Spectrum Pharmaceuticals, Inc.*	47,100	987,216
TESARO, Inc.*(a)	15,300	680,391
United Therapeutics Corp.* .	10,600	1,199,390
Vertex Pharmaceuticals, Inc.*	55,337	9,405,077

		57,503,507

Building Products — 0.4%
AGC, Inc. (Japan)	71,200	2,769,397
American Woodmark Corp.*	12,680	1,160,854
Armstrong World Industries, Inc.*	22,500	1,422,000
Builders FirstSource, Inc.*	71,166	1,301,626
Byucksan Corp. (South Korea)	84,637	258,557
Cie de Saint-Gobain (France)	70,081	3,121,758
Daikin Industries Ltd. (Japan)	22,400	2,677,093
Gibraltar Industries, Inc.*	41,100	1,541,250

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Kyung Dong Navien Co. Ltd. (South Korea)	6,820	$365,014
Masco Corp.	82,686	3,094,110
Owens Corning	17,200	1,089,964
Sekisui Jushi Corp. (Japan)	23,500	492,358

		19,293,981

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	142,796	1,690,579
Affiliated Managers Group, Inc.	8,700	1,293,429
Amundi SA (France), 144A	18,394	1,271,483
Ashmore Group PLC (United Kingdom)	104,024	510,005
BinckBank NV (Netherlands)	45,700	258,420
BlackRock, Inc.	3,600	1,796,544
BrightSphere Investment Group PLC	33,900	483,413
Cboe Global Markets, Inc.	13,800	1,436,166
Charles Schwab Corp. (The)	18,300	935,130
CI Financial Corp. (Canada)	50,500	907,705
Cowen, Inc.*(a)	64,900	898,865
Credit Suisse Group AG (Switzerland)*	301,521	4,508,667
Deutsche Boerse AG (Germany)	14,416	1,916,669
E*TRADE Financial Corp.*	70,117	4,288,356
GAM Holding AG (Switzerland)*	28,771	395,624
GCA Corp. (Japan)	65,500	505,267
Goldman Sachs Group, Inc. (The)	6,300	1,389,591
Interactive Brokers Group, Inc. (Class A Stock)	22,400	1,442,784
Lazard Ltd. (Class A Stock)	93,208	4,558,803
LPL Financial Holdings, Inc.	7,900	517,766
Macquarie Group Ltd. (Australia)	92,392	8,420,262
MarketAxess Holdings, Inc.	3,200	633,152
Morgan Stanley	203,832	9,661,637
MSCI, Inc.	12,200	2,018,246
Natixis SA (France)	43,998	311,311
Nomura Holdings, Inc. (Japan)	301,900	1,460,911
S&P Global, Inc.	19,000	3,873,910
SBI Holdings, Inc. (Japan)	40,200	1,030,741
SEI Investments Co.	26,000	1,625,520
St. James’s Place PLC (United Kingdom)	132,538	1,999,746
State Street Corp.	65,325	6,081,104
TD Ameritrade Holding Corp.	26,600	1,456,882
TP ICAP PLC (United Kingdom)	59,000	327,345
Value Partners Group Ltd. (Hong Kong)	680,000	534,678
Vontobel Holding AG (Switzerland)	15,135	1,097,683
WisdomTree Investments, Inc.	76,000	690,080

		72,228,474

Chemicals — 1.6%
Air Liquide SA (France)	20,754	2,601,417
Akzo Nobel NV (Netherlands)	17,528	1,495,005
Arkema SA (France)	3,046	359,429
Ashland Global Holdings, Inc.	22,510	1,759,832
BASF SE (Germany)	83,499	7,971,538
CF Industries Holdings, Inc.	40,000	1,776,000
Chemours Co. (The)	70,408	3,123,299
Covestro AG (Germany), 144A	35,425	3,148,705
Croda International PLC (United Kingdom)	8,596	543,070
DowDuPont, Inc.	23,900	1,575,488
Elementis PLC (United Kingdom)	311,106	1,035,026
EMS-Chemie Holding AG (Switzerland)	2,423	1,550,255

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Evonik Industries AG (Germany)	42,196	$1,443,684
Ferro Corp.*	36,870	768,740
Frutarom Industries Ltd. (Israel)	12,000	1,180,201
Hexpol AB (Sweden)	56,700	586,480
Huntsman Corp.	169,550	4,950,859
Incitec Pivot Ltd. (Australia)	185,459	497,584
Innospec, Inc.	14,400	1,102,320
JSR Corp. (Japan)	166,800	2,834,642
K+S AG (Germany)(a)	100,543	2,473,269
LG Chem Ltd. (South Korea)	5,922	1,772,505
Linde AG (Germany)	15,312	3,637,812
LyondellBasell Industries NV (Class A Stock)	121,948	13,395,987
Mitsui Chemicals, Inc. (Japan)	99,900	2,655,214
Nihon Parkerizing Co. Ltd. (Japan)	60,200	865,875
Novozymes A/S (Denmark) (Class B Stock)	32,947	1,666,401
Nutrien Ltd. (Canada)	33,100	1,800,717
Platform Specialty Products Corp.*	80,200	930,320
Sasol Ltd. (South Africa)	11,377	413,746
Scotts Miracle-Gro Co. (The)(a)	13,300	1,106,028
Shin-Etsu Chemical Co. Ltd. (Japan)	19,600	1,741,822
Sika AG (Switzerland)	16,320	2,254,928
Tokyo Ohka Kogyo Co. Ltd. (Japan)	12,800	493,168
Toray Industries, Inc. (Japan)	37,000	292,036
Umicore SA (Belgium)	60,266	3,440,435
Westlake Chemical Corp.	14,200	1,528,346
Yara International ASA (Norway)	48,929	2,024,301

		82,796,484

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	60,500	1,765,390
ADT, Inc.(a)	168,000	1,453,200
Advanced Disposal Services, Inc.*	77,400	1,917,972
Aeon Delight Co. Ltd. (Japan)	27,700	941,301
Bilfinger SE (Germany)	10,609	537,801
Copart, Inc.*	42,100	2,381,176
Deluxe Corp.	22,300	1,476,483
Edenred (France)	51,791	1,635,909
Healthcare Services Group, Inc.	22,000	950,180
KAR Auction Services, Inc.	64,462	3,532,518
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	5,609	179,407
Multi-Color Corp.(a)	31,240	2,019,666
Pitney Bowes, Inc.	93,900	804,723
Prosegur Cia de Seguridad SA (Spain)	107,700	701,585
Renewi PLC (United Kingdom)	1,059,078	1,090,093
Rollins, Inc.	35,700	1,877,106
Sato Holdings Corp. (Japan)	23,400	699,002
Toppan Printing Co. Ltd. (Japan)	111,000	868,360
Waste Connections, Inc.	47,700	3,590,856
Waste Management, Inc.	20,500	1,667,470

		30,090,198

Communications Equipment — 0.4%
Ciena Corp.*	33,300	882,783
Cisco Systems, Inc.	128,100	5,512,144
CommScope Holding Co., Inc.*	49,900	1,457,330
Extreme Networks, Inc.*	100,900	803,164
F5 Networks, Inc.*	45,599	7,863,548

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.*(a)	26,100	$1,511,190
ZTE Corp. (China) (Class H Stock)*	317,400	479,908

		18,510,067

Construction & Engineering — 0.5%
Arcadis NV (Netherlands)	28,900	519,333
Balfour Beatty PLC (United Kingdom)	94,400	352,335
Boustead Projects Ltd. (Singapore)	89,158	53,068
Boustead Singapore Ltd. (Singapore)	502,090	287,258
Bouygues SA (France)	105,656	4,539,834
Chiyoda Corp. (Japan)	79,400	688,454
Eiffage SA (France)	24,425	2,653,620
Fluor Corp.	33,700	1,643,886
Gamuda Bhd (Malaysia)	671,700	542,970
Implenia AG (Switzerland)	11,390	866,138
Kajima Corp. (Japan)	192,000	1,483,519
KBR, Inc.	75,400	1,351,168
Monadelphous Group Ltd. (Australia)	17,131	190,543
Taisei Corp. (Japan)	64,500	3,551,979
Vinci SA (France)	88,650	8,509,627

		27,233,732

Construction Materials — 0.2%
Adelaide Brighton Ltd. (Australia)	72,477	372,267
Buzzi Unicem SpA (Italy)	33,300	813,622
Cemex SAB de CV (Mexico), ADR*(a)	84,698	555,619
CRH PLC (Ireland)	97,367	3,424,823
Eagle Materials, Inc.	22,000	2,309,340
Ibstock PLC (United Kingdom), 144A	126,400	498,062
James Hardie Industries PLC (Ireland), CDI	95,696	1,604,449
Rhi Magnesita NV (India)	14,900	895,021
Semen Indonesia Persero Tbk PT (Indonesia)	521,100	259,025
Wienerberger AG (Austria)	37,500	935,389

		11,667,617

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	4,400	93,782
Capital One Financial Corp.	64,655	5,941,795
Discover Financial Services	17,400	1,225,134
Encore Capital Group, Inc.*(a)	28,200	1,032,120
KRUK SA (Poland)	13,909	741,235
Synchrony Financial	75,000	2,503,500

		11,537,566

Containers & Packaging — 0.3%
Avery Dennison Corp.	16,600	1,694,860
Crown Holdings, Inc.*	104,670	4,685,029
FP Corp. (Japan)	12,300	679,325
Graphic Packaging Holding Co.	91,150	1,322,587
Packaging Corp. of America	47,244	5,281,407

		13,663,208

Distributors — 0.0%
Bapcor Ltd. (Australia)	111,163	538,291
Paltac Corp. (Japan)	15,400	885,589

		1,423,880

Diversified Consumer Services — 0.3%
Carriage Services, Inc.	24,150	592,883

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.*	36,220	$4,042,514
Laureate Education, Inc. (Class A Stock)*	107,800	1,544,774
New Oriental Education & Technology Group, Inc. (China), ADR	11,700	1,107,522
Service Corp. International	141,145	5,051,580
ServiceMaster Global Holdings, Inc.*	25,600	1,522,432
Weight Watchers International, Inc.*(a)	8,800	889,680

		14,751,385

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	32,187	6,007,704
Challenger Ltd. (Australia)	407,917	3,569,785
FirstRand Ltd. (South Africa)	69,578	323,218
Fubon Financial Holding Co. Ltd. (Taiwan)	371,000	620,726
Industrivarden AB (Sweden) (Class C Stock)	45,333	874,480
ORIX Corp. (Japan)	439,800	6,932,173
Pargesa Holding SA (Switzerland)	4,825	408,392
Ricoh Leasing Co. Ltd. (Japan)	22,600	743,048
Standard Life Aberdeen PLC (United Kingdom)	846,889	3,626,515
Wendel SA (France)	5,538	761,981

		23,868,022

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	5,460	175,321
China Unicom Hong Kong Ltd. (China)	781,000	973,505
Cogent Communications Holdings, Inc.	27,230	1,454,082
Com Hem Holding AB (Sweden)	23,300	377,991
Deutsche Telekom AG (Germany)*	441,220	6,818,803
Elisa OYJ (Finland)	21,753	1,004,933
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	3,287,000	4,192,944
Iliad SA (France)	4,148	654,493
Infrastrutture Wireless Italiane SpA (Italy), 144A	68,800	529,375
LG Uplus Corp. (South Korea)	59,060	741,798
Masmovil Ibercom SA (Spain)*	5,442	630,843
Nippon Telegraph & Telephone Corp. (Japan)	221,594	10,066,576
Spark New Zealand Ltd. (New Zealand)	1,178,648	2,974,624
Swisscom AG (Switzerland)	2,777	1,239,469
Telefonica Deutschland Holding AG (Germany)	347,545	1,367,230
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,287,200	860,901
TELUS Corp. (Canada)	83,751	2,975,067
Verizon Communications, Inc.	287,337	14,455,924

		51,493,879

Electric Utilities — 1.5%
American Electric Power Co., Inc.	23,500	1,627,375
CLP Holdings Ltd. (Hong Kong)	141,500	1,524,152
EDP - Energias de Portugal SA (Portugal)	409,174	1,621,768
Electricite de France SA (France)	272,971	3,745,674
Endesa SA (Spain)(a)	186,522	4,101,923
Entergy Corp.(a)	45,585	3,682,812
Equatorial Energia SA (Brazil)	16,500	242,152
Evergy, Inc.	93,523	5,251,316

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Exelon Corp.	268,703	$11,446,748
FirstEnergy Corp.	44,300	1,590,813
Fortum OYJ (Finland)	433,529	10,326,293
Kansai Electric Power Co., Inc. (The) (Japan)	123,100	1,795,299
NextEra Energy, Inc.	42,216	7,051,338
Okinawa Electric Power Co., Inc. (The) (Japan)	44,625	930,916
Orsted A/S (Denmark), 144A	44,796	2,706,625
PG&E Corp.	7,800	331,968
Pinnacle West Capital Corp.	17,100	1,377,576
Portland General Electric Co.	29,320	1,253,723
PPL Corp.	175,965	5,023,801
Spark Infrastructure Group (Australia)	625,104	1,054,558
SSE PLC (United Kingdom)	175,761	3,137,428
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	346,000	1,610,819
Xcel Energy, Inc.	65,571	2,995,283

		74,430,360

Electrical Equipment — 0.3%
Akasol AG (Germany), 144A*	19,700	1,146,028
AMETEK, Inc.	21,200	1,529,792
Bizlink Holding, Inc. (Taiwan)	167,820	1,180,234
Eaton Corp. PLC	17,000	1,270,579
LS Industrial Systems Co. Ltd. (South Korea)	6,456	408,770
Nidec Corp. (Japan)	29,300	4,382,978
OSRAM Licht AG (Germany)	9,205	374,873
Preformed Line Products Co.	5,019	445,587
Schneider Electric SE (France)	42,324	3,519,955
Zumtobel Group AG (Austria)	43,200	330,301

		14,589,097

Electronic Equipment, Instruments & Components — 0.5%
Anritsu Corp. (Japan)	73,700	1,009,049
Arrow Electronics, Inc.*	25,662	1,931,835
Azbil Corp. (Japan)	17,400	757,098
Hitachi High-Technologies Corp. (Japan)	39,100	1,590,597
Hitachi Ltd. (Japan)	482,000	3,395,682
Hon Hai Precision Industry Co. Ltd. (Taiwan)	244,000	664,916
Ingenico Group SA (France)	3,161	283,429
IPG Photonics Corp.*	4,300	948,709
Jabil, Inc.	24,500	677,670
Keyence Corp. (Japan)	7,000	3,948,102
Kudelski SA (Switzerland)*	47,122	440,081
Largan Precision Co. Ltd. (Taiwan)	3,000	440,722
Lens Technology Co. Ltd. (China) (Class A Stock)	189,400	596,807
Nissha Co. Ltd. (Japan)	17,400	358,087
Oxford Instruments PLC (United Kingdom)	31,247	412,374
Samsung Electro-Mechanics Co. Ltd. (South Korea)	2,556	340,303
Sunny Optical Technology Group Co. Ltd. (China)	71,000	1,316,863
TDK Corp. (Japan)	30,400	3,095,414
TTM Technologies, Inc.*	60,000	1,057,800

		23,265,538

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)*	44,100	$307,463
Apergy Corp.*	16,600	693,050
Cactus, Inc. (Class A Stock)*	25,500	861,645
China Oilfield Services Ltd. (China) (Class H Stock)	650,000	612,180
Halliburton Co.	66,468	2,995,048
Helix Energy Solutions Group, Inc.*	154,860	1,289,984
John Wood Group PLC (United Kingdom)	168,224	1,389,192
Natural Gas Services Group, Inc.*	23,300	549,880
Nine Energy Service, Inc.*	12,700	420,624
RPC, Inc.(a)	110,500	1,609,985
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	4,900	588,110
Tecnicas Reunidas SA (Spain)	12,900	414,528
Tenaris SA (Luxembourg)	82,595	1,507,362
Western Energy Services Corp. (Canada)*	27,900	22,708

		13,261,759

Equity Real Estate Investment Trusts (REITs) — 1.4%
alstria office REIT-AG (Germany)	46,800	703,135
American Tower Corp.	5,300	764,101
Armada Hoffler Properties, Inc.	114,154	1,700,895
AvalonBay Communities, Inc.	9,600	1,650,144
Boardwalk Real Estate Investment Trust (Canada)	11,900	413,397
CoreCivic, Inc.	48,800	1,165,832
CoreSite Realty Corp.	26,070	2,889,077
CubeSmart	30,400	979,488
Daiwa Office Investment Corp. (Japan)	136	780,674
Dexus (Australia)	144,249	1,036,827
Digital Realty Trust, Inc.(a)	12,500	1,394,750
Education Realty Trust, Inc.	22,800	946,200
Equinix, Inc.	15,621	6,715,312
Equity LifeStyle Properties, Inc.	24,670	2,267,173
Eurocommercial Properties NV (Netherlands), CVA	11,611	492,804
Fortune Real Estate Investment Trust (Hong Kong)	327,000	383,862
Great Portland Estates PLC (United Kingdom)	52,738	496,902
Hansteen Holdings PLC (United Kingdom)	197,207	270,690
Healthcare Realty Trust, Inc.	43,700	1,270,796
Hospitality Properties Trust	57,300	1,639,353
Investa Office Fund (Australia)	97,927	378,864
Invitation Homes, Inc.	12,900	297,474
Mack-Cali Realty Corp.	61,000	1,237,080
Medical Properties Trust, Inc.	205,000	2,878,200
Merlin Properties Socimi SA (Spain)	33,600	487,808
National Retail Properties, Inc.	39,400	1,732,024
National Storage REIT (Australia)	469,705	571,884
Omega Healthcare Investors, Inc.	56,700	1,757,700
Park Hotels & Resorts, Inc.	55,300	1,693,839
PotlatchDeltic Corp.	21,500	1,093,275
Prologis, Inc.	25,200	1,655,388
Public Storage(a)	40,119	9,101,396
Rexford Industrial Realty, Inc.	45,800	1,437,662
SBA Communications Corp.*	9,500	1,568,640
Segro PLC (United Kingdom)	345,238	3,040,458
Senior Housing Properties Trust	89,200	1,613,628

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	8,000	$1,361,520
Spirit Realty Capital, Inc.	357,100	2,867,513
STORE Capital Corp.	50,600	1,386,440
UNITE Group PLC (The) (United Kingdom)	43,200	490,205
VICI Properties, Inc.	171,100	3,531,504
Warehouses De Pauw (Belgium), CVA	5,688	718,815

		68,862,729

Food & Staples Retailing — 0.6%
BIM Birlesik Magazalar A/S (Turkey)	54,648	798,086
Costco Wholesale Corp.	44,813	9,365,021
CP ALL PCL (Thailand)	284,200	629,869
Jeronimo Martins SGPS SA (Portugal)	77,022	1,109,464
Lawson, Inc. (Japan)	23,300	1,455,133
METRO AG (Germany)(a)	32,833	404,629
North West Co., Inc. (The) (Canada)	45,200	1,008,074
Performance Food Group Co.*	55,400	2,033,180
Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. (Israel)	7,500	364,184
San-A Co. Ltd. (Japan)	17,300	854,472
Sundrug Co. Ltd. (Japan)	40,000	1,620,460
Sysco Corp.	43,974	3,002,984
Tesco PLC (United Kingdom)	900,376	3,046,506
Tsuruha Holdings, Inc. (Japan)	12,500	1,565,672
Wal-Mart de Mexico SAB de CV (Mexico)	338,700	893,979
Walmart, Inc.	49,000	4,196,850

		32,348,563

Food Products — 1.2%
a2 Milk Co. Ltd. (New Zealand)*	124,126	961,348
Archer-Daniels-Midland Co.	85,260	3,907,466
Binggrae Co. Ltd. (South Korea)	6,289	339,572
Bunge Ltd.	20,600	1,436,026
Dairy Crest Group PLC (United Kingdom)	115,945	750,272
Danone SA (France)	46,284	3,379,314
Darling Ingredients, Inc.*	63,600	1,264,368
General Mills, Inc.	35,226	1,559,103
Gruma SAB de CV (Mexico) (Class B Stock)	70,970	866,781
Hershey Co. (The)	13,800	1,284,228
Ingredion, Inc.	12,200	1,350,540
J.M. Smucker Co. (The)	14,500	1,558,460
Kellogg Co.(a)	41,800	2,920,566
Kerry Group PLC (Ireland) (Class A Stock)	16,500	1,724,911
Kraft Heinz Co. (The)	29,300	1,840,626
Marine Harvest ASA (Norway)	85,697	1,703,904
McCormick & Co., Inc.(a)	14,800	1,718,132
Mondelez International, Inc. (Class A Stock)	128,468	5,267,188
Nestle SA (Switzerland)	31,329	2,428,024
Orion Corp. (South Korea)	5,632	751,954
Pilgrim’s Pride Corp.*(a)	108,600	2,186,118
Post Holdings, Inc.*	63,068	5,425,109
SunOpta, Inc. (Canada), (XNGS)*(a)	87,300	733,320
SunOpta, Inc. (Canada), (XTSE)*	88,700	748,922
TreeHouse Foods, Inc.*	14,400	756,144
Tyson Foods, Inc. (Class A Stock)	146,418	10,080,879
WH Group Ltd. (Hong Kong), 144A	5,482,000	4,435,961

		61,379,236

COMMON STOCKS (continued)	Shares	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	18,300	$1,649,562
ENN Energy Holdings Ltd. (China)	110,000	1,077,274
National Fuel Gas Co.(a)	24,800	1,313,408
New Jersey Resources Corp.	49,600	2,219,600
ONE Gas, Inc.	19,200	1,435,008
South Jersey Industries, Inc.(a)	68,780	2,302,067

		9,996,919

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	47,800	2,915,322
ABIOMED, Inc.*	3,800	1,554,390
Align Technology, Inc.*	12,400	4,242,536
Antares Pharma, Inc.*(a)	188,200	485,556
AxoGen, Inc.*	20,100	1,010,025
Becton, Dickinson & Co.	50,930	12,200,791
Boston Scientific Corp.*	267,555	8,749,049
Cardiovascular Systems, Inc.*	26,600	860,244
Danaher Corp.	106,527	10,512,084
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	138,987	1,400,580
Glaukos Corp.*(a)	38,600	1,568,704
Heska Corp.*	9,600	996,384
Hoya Corp. (Japan)	47,400	2,688,954
IDEXX Laboratories, Inc.*	8,200	1,787,108
Integra LifeSciences Holdings Corp.*	18,400	1,185,144
Intuitive Surgical, Inc.*	7,700	3,684,296
Koninklijke Philips NV (Netherlands)	140,227	5,941,141
Medtronic PLC	33,483	2,866,480
Merit Medical Systems, Inc.*	32,110	1,644,032
Nagaileben Co. Ltd. (Japan)	12,300	312,463
OrthoPediatrics Corp.*(a)	25,300	673,992
ResMed, Inc.(a)	11,600	1,201,528
Stryker Corp.	16,515	2,788,722
ViewRay, Inc.*(a)	119,900	829,708

		72,099,233

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*(a)	13,700	560,467
Addus HomeCare Corp.*	20,200	1,156,450
Amedisys, Inc.*	21,200	1,811,752
Anthem, Inc.	15,600	3,713,268
As One Corp. (Japan)	9,400	651,873
BioScrip, Inc.*(a)	287,400	842,082
Centene Corp.*	18,300	2,254,743
Cigna Corp.	12,533	2,129,983
Civitas Solutions, Inc.*	21,100	346,040
CVS Health Corp.	36,700	2,361,645
Fresenius Medical Care AG & Co. KGaA (Germany)	15,440	1,554,678
Hanger, Inc.*(a)	23,010	390,250
Hapvida Participacoes e Investimentos SA (Brazil), 144A*	69,700	531,416
Humana, Inc.	38,010	11,312,916
Laboratory Corp. of America Holdings*	9,700	1,741,441
LHC Group, Inc.*	13,416	1,148,275
Mediclinic International PLC (South Africa)(a)	306,900	2,126,155
Molina Healthcare, Inc.*(a)	13,400	1,312,396
NMC Health PLC (United Arab Emirates)	33,544	1,578,839

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	14,200	$1,561,148
RadNet, Inc.*	76,800	1,152,000
Raffles Medical Group Ltd. (Singapore)	865,481	640,622
Ryman Healthcare Ltd. (New Zealand)	104,569	847,015
Ship Healthcare Holdings, Inc. (Japan)	12,200	459,730
Sigma Healthcare Ltd. (Australia)	631,647	379,098
Tsukui Corp. (Japan)	69,500	626,851
UDG Healthcare PLC (Ireland)	44,300	481,422
UnitedHealth Group, Inc.	93,371	22,907,641
Universal Health Services, Inc. (Class B Stock)	14,000	1,560,160
WellCare Health Plans, Inc.*	16,600	4,087,584

		72,227,940

Health Care Technology — 0.0%
CompuGroup Medical SE (Germany)	19,800	1,014,548
Evolent Health, Inc. (Class A Stock)*(a)	46,200	972,510

		1,987,058

Hotels, Restaurants & Leisure — 1.5%
Accor SA (France)	55,535	2,719,882
Aristocrat Leisure Ltd. (Australia)	185,092	4,227,018
Bluegreen Vacations Corp.(a)	50,300	1,197,140
Carnival Corp.	117,720	6,746,533
Carnival PLC	59,313	3,390,027
Carrols Restaurant Group, Inc.*	52,280	776,358
Compass Group PLC (United Kingdom)	76,076	1,621,606
Crown Resorts Ltd. (Australia)	274,273	2,736,651
Darden Restaurants, Inc.	16,500	1,766,490
Denny’s Corp.*	61,550	980,492
Eldorado Resorts, Inc.*(a)	14,600	570,860
Galaxy Entertainment Group Ltd. (Hong Kong)	82,000	632,093
Genting Hong Kong Ltd. (Hong Kong)	443,900	83,166
Genting Singapore Ltd. (Singapore)	1,593,000	1,426,393
Hilton Grand Vacations, Inc.*	41,300	1,433,110
InterContinental Hotels Group PLC (United Kingdom)	27,348	1,700,093
Jack in the Box, Inc.	10,400	885,248
Las Vegas Sands Corp.	123,710	9,446,496
Marriott International, Inc. (Class A Stock)	13,600	1,721,760
McDonald’s Corp.	36,665	5,745,040
McDonald’s Holdings Co. Japan Ltd. (Japan)	21,500	1,096,364
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	191,200	5,353,600
Melia Hotels International SA (Spain)	73,200	1,001,280
Oriental Land Co. Ltd. (Japan)	3,300	345,994
Paddy Power Betfair PLC (Ireland)	8,464	938,443
Playtech PLC (United Kingdom)	184,704	1,831,498
Radisson Hospitality AB (Belgium)*	111,700	357,701
Recipe Unlimited Corp. (Canada)	25,200	545,730
Restaurant Brands International, Inc. (Canada)	23,100	1,393,397
Royal Caribbean Cruises Ltd.	69,505	7,200,717
Vail Resorts, Inc.(a)	5,300	1,453,207
Wyndham Destinations, Inc.	65,500	2,899,685
Wynn Resorts Ltd.	9,200	1,539,528

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	20,300	$1,587,866

		77,351,466

Household Durables — 0.5%
Cairn Homes PLC (Ireland)*	561,500	1,163,559
Coway Co. Ltd. (South Korea)	6,875	534,697
Cuckoo Holdings Co. Ltd. (South Korea)	7,264	1,157,447
De’ Longhi SpA (Italy)	19,900	562,727
Dorel Industries, Inc. (Canada) (Class B Stock)	8,800	149,272
Helen of Troy Ltd.*	12,700	1,250,315
Iida Group Holdings Co. Ltd. (Japan)	74,800	1,440,016
Installed Building Products, Inc.*	22,500	1,272,375
Midea Group Co. Ltd. (China) (Class A Stock)	61,600	483,256
Panasonic Corp. (Japan)	326,700	4,405,361
Persimmon PLC (United Kingdom)	43,756	1,457,497
Sony Corp. (Japan)	90,400	4,629,778
Taylor Morrison Home Corp. (Class A Stock)*	111,443	2,315,786
Techtronic Industries Co. Ltd. (Hong Kong)	52,500	291,579
Toll Brothers, Inc.	112,091	4,146,246
TopBuild Corp.*	18,400	1,441,456

		26,701,367

Household Products — 0.4%
Colgate-Palmolive Co.	102,618	6,650,674
Essity AB (Sweden) (Class B Stock)	123,335	3,034,236
Kimberly-Clark Corp.	13,600	1,432,624
Procter & Gamble Co. (The)	81,719	6,378,985
Reckitt Benckiser Group PLC (United Kingdom)	14,185	1,165,507

		18,662,026

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	127,400	1,708,434
Boralex, Inc. (Canada) (Class A Stock)	38,000	608,740
Central Puerto SA (Argentina), ADR	49,700	492,030
NRG Energy, Inc.	49,300	1,513,510
Vistra Energy Corp.*(a)	149,200	3,530,072

		7,852,786

Industrial Conglomerates — 0.4%
3M Co.	14,898	2,930,734
CK Hutchison Holdings Ltd. (Hong Kong)	477,364	5,053,386
Honeywell International, Inc.	39,765	5,728,148
Jardine Matheson Holdings Ltd. (Hong Kong)	21,200	1,335,881
Jardine Strategic Holdings Ltd. (Hong Kong).	41,200	1,500,853
Roper Technologies, Inc.	4,700	1,296,777
Toshiba Corp. (Japan)*	1,040,000	3,122,135

		20,967,914

Insurance — 1.7%
Admiral Group PLC (United Kingdom)	37,485	942,083
AIA Group Ltd. (Hong Kong)	489,400	4,263,365
Allianz SE (Germany)	41,532	8,557,876
Allstate Corp. (The)	83,442	7,615,751
Assurant, Inc.	15,200	1,573,048
Aviva PLC (United Kingdom)	474,840	3,150,602

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd.	17,400	$967,788
Baloise Holding AG (Switzerland)	5,610	813,771
China Life Insurance Co. Ltd. (China) (Class H Stock)	456,000	1,169,864
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	137,800	530,807
Chubb Ltd.	10,600	1,346,412
Direct Line Insurance Group PLC (United Kingdom)	287,833	1,298,896
Discovery Ltd. (South Africa)	65,210	699,871
Employers Holdings, Inc.	17,900	719,580
FNF Group	39,300	1,478,466
Hartford Financial Services Group, Inc. (The)	142,691	7,295,791
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	23,791	720,413
Insurance Australia Group Ltd. (Australia)	650,615	4,104,536
James River Group Holdings Ltd.	30,400	1,194,415
Lancashire Holdings Ltd. (United Kingdom)	25,989	194,204
Marsh & McLennan Cos., Inc.	20,500	1,680,385
MetLife, Inc.	32,500	1,417,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	17,224	3,621,228
National Western Life Group, Inc. (Class A Stock)	2,300	706,698
NN Group NV (Netherlands)	57,104	2,315,937
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	91,000	833,348
Principal Financial Group, Inc.	13,000	688,350
Prudential PLC (United Kingdom)	214,027	4,879,024
QBE Insurance Group Ltd. (Australia)	404,826	2,914,445
RSA Insurance Group PLC (United Kingdom)	107,021	957,121
SCOR SE (France)	7,800	288,453
Sony Financial Holdings, Inc. (Japan)	92,100	1,754,791
Swiss Re AG (Switzerland)	35,440	3,094,226
Tokio Marine Holdings, Inc. (Japan)	71,900	3,363,715
Torchmark Corp.	11,100	903,651
Travelers Cos., Inc. (The)	10,900	1,333,506
Zurich Insurance Group AG (Switzerland)	20,847	6,165,085

		85,554,502

Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.*	18,497	31,441,201
Booking Holdings, Inc.*	1,500	3,040,635
Duluth Holdings, Inc. (Class B Stock)*(a)	44,900	1,068,171
JD.com, Inc. (China), ADR*	36,570	1,424,402
Netflix, Inc.*	6,200	2,426,866
Start Today Co. Ltd. (Japan)	99,600	3,603,585

		43,004,860

Internet Software & Services — 1.9%
2U, Inc.*(a)	11,900	994,364
Alibaba Group Holding Ltd. (China), ADR*(a)	27,200	5,046,416
Alphabet, Inc. (Class A Stock)*	18,647	21,056,006
Alphabet, Inc. (Class C Stock)*	6,936	7,738,148
Baidu, Inc. (China), ADR*	4,900	1,190,700
Cornerstone OnDemand, Inc.*	23,800	1,128,834

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
DeNA Co. Ltd. (Japan)	163,700	$3,065,402
eBay, Inc.*	246,381	8,933,775
Facebook, Inc. (Class A Stock)*	95,842	18,624,017
GMO internet, Inc. (Japan)	46,500	1,103,205
Internet Initiative Japan, Inc. (Japan)	12,400	248,902
Kakaku.com, Inc. (Japan)	113,700	2,560,294
LivePerson, Inc.*	59,600	1,257,560
LogMeIn, Inc.	1,800	185,850
Mail.Ru Group Ltd. (Russia), GDR*	13,675	395,568
Match Group, Inc.*(a)	34,900	1,352,026
MercadoLibre, Inc. (Argentina)(a)	18,900	5,649,777
Mimecast Ltd.*	28,200	1,162,121
Mixi, Inc. (Japan)	40,300	1,018,818
Moneysupermarket.com Group PLC (United Kingdom)	122,800	509,741
Netcompany Group A/S (Denmark), 144A*	48,100	1,761,921
NetEase, Inc. (China), ADR	1,310	330,998
Shopify, Inc. (Canada) (Class A Stock)*	7,600	1,108,277
Tencent Holdings Ltd. (China)	123,700	6,211,645
United Internet AG (Germany)	6,565	374,808
VeriSign, Inc.*	15,100	2,075,042
Yahoo Japan Corp. (Japan)(a)	182,700	605,261

		95,689,476

IT Services — 1.8%
Accenture PLC (Class A Stock)	45,892	7,507,472
Adyen NV (Netherlands), 144A*	4,200	2,313,823
Alliance Data Systems Corp.	7,600	1,772,320
Alten SA (France)	13,236	1,360,607
Amadeus IT Group SA (Spain)	108,527	8,533,755
Amdocs Ltd.	8,600	569,234
Atos SE (France)(a)	10,618	1,443,804
Booz Allen Hamilton Holding Corp.	21,500	940,195
Capgemini SE (France)	43,764	5,864,816
CGI Group, Inc. (Canada) (Class A Stock)*	14,000	887,187
Cognizant Technology Solutions Corp. (Class A Stock)	22,200	1,753,578
Computershare Ltd. (Australia)	129,592	1,765,363
DXC Technology Co.	83,164	6,703,850
EPAM Systems, Inc.*	12,600	1,566,558
Euronet Worldwide, Inc.*	10,800	904,716
EVERTEC, Inc. (Puerto Rico)	45,600	996,360
ExlService Holdings, Inc.*	25,500	1,443,555
Fidelity National Information Services, Inc.	11,100	1,176,933
First Data Corp. (Class A Stock)*	85,400	1,787,422
Jack Henry & Associates, Inc.	13,100	1,707,716
Leidos Holdings, Inc.	12,400	731,600
Mastercard, Inc. (Class A Stock)	45,300	8,902,356
Obic Co. Ltd. (Japan)	24,700	2,040,630
Otsuka Corp. (Japan)	52,100	2,039,577
Paychex, Inc.	49,500	3,383,325
PayPal Holdings, Inc.*	49,800	4,146,846
Square, Inc. (Class A Stock)*	34,900	2,151,236
Virtusa Corp.*	28,220	1,373,750
Visa, Inc. (Class A Stock)(a)	72,169	9,558,784
Wirecard AG (Germany)	27,755	4,441,372
WNS Holdings Ltd. (India), ADR*	24,600	1,283,628

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Zuken, Inc. (Japan)	75,600	$1,227,270

		92,279,638

Leisure Products — 0.2%
Amer Sports OYJ (Finland)*	29,700	933,892
Brunswick Corp.	105,113	6,777,686

		7,711,578

Life Sciences Tools & Services — 0.5%
Accelerate Diagnostics, Inc.*(a)	25,200	561,960
Agilent Technologies, Inc.	126,371	7,814,783
Bruker Corp.	30,966	899,253
Cambrex Corp.*	27,100	1,417,330
Lonza Group AG (Switzerland)*	17,003	4,492,983
MorphoSys AG (Germany)*	20,962	2,558,852
MorphoSys AG (Germany), ADR*(a)	115,500	3,504,270
Sartorius Stedim Biotech (France)	20,400	2,128,183
Tecan Group AG (Switzerland)	7,540	1,829,839

		25,207,453

Machinery — 1.6%
Alfa Laval AB (Sweden)	197,044	4,651,790
Allison Transmission Holdings, Inc.	94,467	3,824,969
CNH Industrial NV (United Kingdom)	233,024	2,461,549
Columbus McKinnon Corp.	15,400	667,744
Cummins, Inc.	57,985	7,712,005
Deere & Co.	12,000	1,677,600
Deutz AG (Germany)	103,500	796,320
Douglas Dynamics, Inc.	33,200	1,593,600
EnPro Industries, Inc.	19,400	1,357,030
FANUC Corp. (Japan)	7,100	1,407,304
Federal Signal Corp.	75,600	1,760,724
Fortive Corp.	102,438	7,898,994
Ingersoll-Rand PLC	86,348	7,748,006
ITT, Inc.	77,281	4,039,478
Kone OYJ (Finland) (Class B Stock)	28,383	1,443,150
Makita Corp. (Japan)	26,400	1,180,952
Meritor, Inc.*	129,123	2,656,060
MINEBEA MITSUMI, Inc. (Japan)	224,100	3,776,481
MISUMI Group, Inc. (Japan)	24,600	715,732
Mitsubishi Heavy Industries Ltd. (Japan)	44,100	1,603,095
Mitsubishi Logisnext Co. Ltd. (Japan)	34,100	389,290
Miura Co. Ltd. (Japan)	31,200	757,063
Nitto Kohki Co. Ltd. (Japan)	26,400	617,410
OC Oerlikon Corp. AG (Switzerland)*	24,720	376,603
Oshkosh Corp.	10,000	703,200
PACCAR, Inc.	46,200	2,862,552
Pfeiffer Vacuum Technology AG (Germany)	2,300	378,204
Singamas Container Holdings Ltd. (Hong Kong)	1,512,000	211,446
SMC Corp. (Japan)	10,800	3,953,781
Sumitomo Heavy Industries Ltd. (Japan)	47,900	1,613,896
Volvo AB (Sweden) (Class B Stock)	229,347	3,645,040
WABCO Holdings, Inc.*	4,500	526,590
Wartsila OYJ Abp (Finland)	56,139	1,099,020
Weir Group PLC (The) (United Kingdom)	67,365	1,769,155
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,736,600	1,811,270

		79,687,103

COMMON STOCKS (continued)	Shares	Value
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,435	$1,775,238

Media — 0.8%
Cinemark Holdings, Inc.(a)	30,200	1,059,416
Cineworld Group PLC (United Kingdom)	54,000	188,477
Comcast Corp. (Class A Stock)	300,105	9,846,445
CTS Eventim AG & Co. KGaA (Germany)	12,635	620,350
Daiichikosho Co. Ltd. (Japan)	14,900	719,031
GCI Liberty, Inc. (Class A Stock)*	6,300	284,004
Informa PLC (United Kingdom)	244,111	2,683,285
IPSOS (France)	18,400	627,891
Mediaset Espana Comunicacion SA (Spain)	51,400	432,055
Naspers Ltd. (South Africa) (Class N Stock)	13,610	3,431,678
Omnicom Group, Inc.(a)	19,600	1,494,892
Pico Far East Holdings Ltd. (Hong Kong)	1,004,000	408,892
ProSiebenSat.1 Media SE (Germany)(a)	158,496	4,010,748
Quebecor, Inc. (Canada) (Class B Stock)	47,100	964,464
Sirius XM Holdings, Inc.(a)	313,400	2,121,718
Technicolor SA (France)*	83,700	102,838
Telenet Group Holding NV (Belgium)*	33,640	1,566,159
Vivendi SA (France)	223,418	5,465,461
WPP PLC (United Kingdom)	123,055	1,933,387

		37,961,191

Metals & Mining — 1.0%
Agnico Eagle Mines Ltd. (Canada)	31,300	1,434,945
Alrosa PJSC (Russia)	484,800	773,012
BHP Billiton Ltd. (Australia)	312,683	7,823,961
BHP Billiton PLC (Australia)	441,125	9,899,909
Commercial Metals Co.	79,600	1,680,356
Detour Gold Corp. (Canada)*	32,600	293,106
Dowa Holdings Co. Ltd. (Japan)	4,500	138,545
Ferroglobe PLC^	44,100	—
Franco-Nevada Corp. (Canada)	18,300	1,335,629
Freeport-McMoRan, Inc.	87,900	1,517,154
Fresnillo PLC (Mexico)	88,461	1,333,080
Gem Diamonds Ltd. (United Kingdom)*	109,000	174,551
Glencore PLC (Switzerland)*	1,192,506	5,661,761
Independence Group NL (Australia)	214,340	814,759
Kaiser Aluminum Corp.	7,500	780,825
KAZ Minerals PLC (Kazakhstan)*	58,500	646,598
Lundin Mining Corp. (Chile)	151,200	840,735
MMG Ltd. (China)*	1,044,000	726,812
POSCO (South Korea)	4,040	1,192,042
Randgold Resources Ltd. (United Kingdom)	12,248	942,695
Reliance Steel & Aluminum Co.	21,870	1,914,500
Rio Tinto PLC (Australia)	97,299	5,362,971
South32 Ltd. (Australia)	494,077	1,319,346
Tahoe Resources, Inc.	37,000	182,094
Vale SA (Brazil), ADR(a)	105,504	1,352,561

		48,141,947

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	156,200	2,903,758
Chimera Investment Corp.	78,900	1,442,292
MFA Financial, Inc.	172,500	1,307,550
New Residential Investment Corp.	86,800	1,518,132
Redwood Trust, Inc.	54,980	905,521
Starwood Property Trust, Inc.	67,700	1,469,767

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	80,300	$1,268,740

		10,815,760

Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	304,264	1,616,360
Dollar General Corp.	17,200	1,695,920
Don Quijote Holdings Co. Ltd. (Japan)	8,600	412,789
Lifestyle International Holdings Ltd. (Hong Kong)	229,500	486,001
Macy’s, Inc.	59,500	2,227,085
Ryohin Keikaku Co. Ltd. (Japan)	2,700	948,573

		7,386,728

Multi-Utilities — 0.5%
Ameren Corp.	31,700	1,928,945
CenterPoint Energy, Inc.	57,700	1,598,867
CMS Energy Corp.	37,000	1,749,360
DTE Energy Co.	13,400	1,388,642
E.ON SE (Germany)	607,679	6,474,526
Engie SA (France)	287,662	4,400,228
NiSource, Inc.	55,900	1,469,052
Public Service Enterprise Group, Inc.	64,725	3,504,212
SCANA Corp.	42,300	1,629,396
Sempra Energy	12,300	1,428,153
Vectren Corp.	22,000	1,571,900

		27,143,281

Oil & Gas Services — 0.0%
Expro Holdings U.S., Inc.*^	4,574	89,018

Oil, Gas & Consumable Fuels — 3.4%
Ardmore Shipping Corp. (Ireland)*	88,528	725,930
BP PLC (United Kingdom)	2,323,057	17,675,002
Cabot Oil & Gas Corp.	55,100	1,311,380
Canadian Natural Resources Ltd. (Canada) .	88,000	3,176,206
Centennial Resource Development, Inc. (Class A Stock)*(a)	57,300	1,034,838
Chevron Corp.	154,545	19,539,124
China Petroleum & Chemical Corp. (China) (Class H Stock)	606,000	542,441
CNOOC Ltd. (China)	739,000	1,266,310
ConocoPhillips	194,666	13,552,647
CONSOL Energy, Inc.*	31,200	1,196,520
Delek US Holdings, Inc.	23,400	1,173,978
Devon Energy Corp.	25,300	1,112,188
Encana Corp. (Canada)	97,100	1,268,176
EOG Resources, Inc.	10,100	1,256,743
Equinor ASA (Norway)	331,622	8,768,933
Euronav NV (Belgium)	38,600	353,763
Extraction Oil & Gas, Inc.*(a)	101,771	1,495,016
Exxon Mobil Corp.	32,468	2,686,078
Inter Pipeline Ltd. (Canada)	80,000	1,499,410
Kinder Morgan, Inc.	73,500	1,298,745
LUKOIL PJSC (Russia)	17,785	1,236,839
Lundin Petroleum AB (Sweden)	182,049	5,778,250
Marathon Petroleum Corp.	122,197	8,573,342
Murphy Oil Corp.	18,600	628,122
Neste OYJ (Finland)	5,869	459,184
Noble Energy, Inc.	23,500	829,080

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Novatek PJSC (Russia), GDR	2,068	$305,253
Occidental Petroleum Corp.	3,500	292,880
OMV AG (Austria)	33,477	1,893,386
Penn Virginia Corp.*	18,500	1,570,465
Petroleo Brasileiro SA (Brazil)	248,200	1,242,361
Phillips 66	59,000	6,626,290
Plains GP Holdings LP (Class A Stock)*	122,900	2,938,539
PrairieSky Royalty Ltd. (Canada)(a)	67,400	1,330,415
Repsol SA (Spain)	176,129	3,437,881
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	106,225	7,353,957
San-Ai Oil Co. Ltd. (Japan)	60,000	738,858
Snam SpA (Italy)	321,554	1,340,047
Southwestern Energy Co.*	264,300	1,400,790
Star Petroleum Refining PCL (Thailand)	983,400	385,594
Suncor Energy, Inc. (Canada)	176,000	7,162,363
TOTAL SA (France)	209,157	12,701,234
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	46,907	1,105,708
Valero Energy Corp.	145,086	16,079,881
Vermilion Energy, Inc. (Canada)(a)	53,095	1,914,756
WildHorse Resource Development Corp.*	58,600	1,486,096
Williams Cos., Inc. (The)	54,300	1,472,073

		171,217,072

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	27,400	659,442
Domtar Corp.	30,500	1,456,070
Nine Dragons Paper Holdings Ltd. (Hong Kong)	683,000	866,598
Stora Enso OYJ (Finland) (Class R Stock)	111,531	2,172,845
UPM-Kymmene OYJ (Finland)	107,707	3,834,923
West Fraser Timber Co. Ltd. (Canada)	24,000	1,651,968

		10,641,846

Personal Products — 0.8%
Amorepacific Corp. (South Korea)	2,041	590,818
Beiersdorf AG (Germany)	13,626	1,544,483
elf Beauty, Inc.*(a)	34,000	518,160
Herbalife Nutrition Ltd.*(a)	39,182	2,104,857
Kao Corp. (Japan)(a)	72,400	5,518,443
Kose Corp. (Japan)	7,000	1,505,661
L’Oreal SA (France)	13,936	3,435,600
Shiseido Co. Ltd. (Japan)	32,900	2,610,812
Unilever NV (United Kingdom), CVA	222,537	12,399,105
Unilever PLC (United Kingdom)	177,063	9,781,030

		40,008,969

Pharmaceuticals — 1.9%
Aclaris Therapeutics, Inc.*(a)	28,100	561,157
AstraZeneca PLC (United Kingdom)	160,982	11,134,661
AstraZeneca PLC (United Kingdom), ADR(a)	198,908	6,983,660
Bayer AG (Germany)	28,043	3,079,787
Bristol-Myers Squibb Co.	184,766	10,224,950
Catalent, Inc.*	35,100	1,470,339
Chugai Pharmaceutical Co. Ltd. (Japan)	28,200	1,476,568
CSPC Pharmaceutical Group Ltd. (China)	258,000	774,723
Cymabay Therapeutics, Inc.*	24,700	331,474

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Daiichi Sankyo Co. Ltd. (Japan)	15,800	$603,615
GlaxoSmithKline PLC (United Kingdom)	126,059	2,541,465
Ipsen SA (France)	31,645	4,949,571
Jazz Pharmaceuticals PLC*	2,100	361,830
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	60,060	684,602
Johnson & Johnson	30,094	3,651,606
Merck KGaA (Germany)	13,726	1,336,192
Novartis AG (Switzerland)	147,229	11,152,736
Ono Pharmaceutical Co. Ltd. (Japan)	50,700	1,186,929
Orion OYJ (Finland) (Class B Stock)	61,166	1,645,063
Roche Holding AG (Switzerland)	68,250	15,141,820
Sanofi (France)	105,366	8,456,635
Santen Pharmaceutical Co. Ltd. (Japan)	66,700	1,160,341
Shionogi & Co. Ltd. (Japan)	54,300	2,786,344
Takeda Pharmaceutical Co. Ltd. (Japan)	95,700	4,025,916
Tonghua Dongbao Pharmaceutical Co. Ltd. (China) (Class A Stock)	181,500	654,343
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	69,211	350,989

		96,727,316

Professional Services — 0.5%
CBIZ, Inc.*	90,560	2,082,880
Experian PLC (United Kingdom)	40,078	988,668
ICF International, Inc.	45,147	3,207,694
Meitec Corp. (Japan)	33,200	1,591,323
Morneau Shepell, Inc. (Canada)	26,300	543,745
Nielsen Holdings PLC	44,300	1,370,199
Recruit Holdings Co. Ltd. (Japan)	133,600	3,689,853
RELX PLC (United Kingdom)	70,485	1,505,203
Robert Half International, Inc.	26,700	1,738,170
SEEK Ltd. (Australia)	82,650	1,331,914
SGS SA (Switzerland)	663	1,761,720
SThree PLC (United Kingdom)	83,410	400,879
Teleperformance (France)	12,500	2,206,198
WageWorks, Inc.*	12,800	640,000

		23,058,446

Real Estate Management & Development — 0.8%
Aedas Homes SAU (Spain), 144A*(a)	36,422	1,293,624
Ayala Land, Inc. (Philippines)	1,536,900	1,091,205
Castellum AB (Sweden)	55,450	896,800
CBRE Group, Inc. (Class A Stock)*	73,200	3,494,568
Daito Trust Construction Co. Ltd. (Japan)	20,798	3,383,288
First Capital Realty, Inc. (Canada)	30,000	471,456
Goldcrest Co. Ltd. (Japan)	14,600	237,161
Henderson Land Development Co. Ltd. (Hong Kong)	505,230	2,664,218
Hongkong Land Holdings Ltd. (Hong Kong)	577,900	4,131,366
LendLease Group (Australia)	274,970	4,026,001
Longfor Properties Co. Ltd. (China)	128,000	344,148
Mitsui Fudosan Co. Ltd. (Japan)	161,600	3,892,665
PATRIZIA Immobilien AG (Germany)	21,800	419,498
PSP Swiss Property AG (Switzerland)	4,818	446,658
Sino Land Co. Ltd. (Hong Kong)	2,183,648	3,548,366
Tateru, Inc. (Japan)	34,900	574,462
Tokyo Tatemono Co. Ltd. (Japan)	51,300	703,668
UOL Group Ltd. (Singapore)	77,200	431,118

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Vonovia SE (Germany)	63,612	$3,023,442
Wharf Holdings Ltd. (The) (Hong Kong)	647,000	2,071,903
Wheelock & Co. Ltd. (Hong Kong)	67,000	465,619
Wing Tai Holdings Ltd. (Singapore)	98,300	143,384

		37,754,618

Road & Rail — 0.3%
Avis Budget Group, Inc.*(a)	36,300	1,179,750
ComfortDelGro Corp. Ltd. (Singapore)	323,100	556,050
CSX Corp.	33,500	2,136,630
DSV A/S (Denmark)	14,353	1,155,441
Landstar System, Inc.	6,300	687,960
Localiza Rent a Car SA (Brazil)	151,400	923,850
Marten Transport Ltd.	31,800	745,710
Old Dominion Freight Line, Inc.	11,600	1,727,936
Saia, Inc.*	17,500	1,414,875
Union Pacific Corp.	25,200	3,570,336

		14,098,538

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.	17,900	1,716,967
ASM Pacific Technology Ltd. (Hong Kong)	178,200	2,245,949
ASML Holding NV (Netherlands)	34,318	6,791,019
Broadcom, Inc.	15,400	3,736,656
Cavium, Inc.*	24,990	2,161,635
Inphi Corp.*(a)	32,300	1,053,303
Intel Corp.	308,740	15,347,465
KLA-Tencor Corp.	29,600	3,034,888
MediaTek, Inc. (Taiwan)	34,000	333,747
Micron Technology, Inc.*	96,822	5,077,346
Monolithic Power Systems, Inc.	14,290	1,910,144
NVIDIA Corp.	21,900	5,188,110
NXP Semiconductors NV (Netherlands)*	4,100	448,007
ON Semiconductor Corp.*	70,300	1,563,121
QUALCOMM, Inc.	26,500	1,487,180
Renesas Electronics Corp. (Japan)*	163,200	1,595,412
SK Hynix, Inc. (South Korea)	17,369	1,333,231
Skyworks Solutions, Inc.	15,700	1,517,405
SUMCO Corp. (Japan)	13,600	273,148
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	747,000	5,304,506
Tokyo Electron Ltd. (Japan)	38,500	6,608,652
United Microelectronics Corp. (Taiwan)	2,305,000	1,291,520

		70,019,411

Software — 3.0%
Activision Blizzard, Inc.	14,900	1,137,168
Adobe Systems, Inc.*	68,872	16,791,682
CA, Inc.	59,000	2,103,350
Capcom Co. Ltd. (Japan)	47,400	1,165,552
Check Point Software Technologies Ltd. (Israel)*(a)	30,460	2,975,333
Citrix Systems, Inc.*	85,802	8,995,482
CommVault Systems, Inc.*	19,500	1,284,075
Constellation Software, Inc. (Canada)	3,100	2,404,142
Dell Technologies, Inc. (Class V Stock)*	56,977	4,819,115
Ebix, Inc.(a)	21,200	1,616,500
Ellie Mae, Inc.*(a)	13,200	1,370,688
Everbridge, Inc.*(a)	23,400	1,109,628

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Fidessa Group PLC (United Kingdom)	8,453	$430,568
Hansen Technologies Ltd. (Australia)	178,084	414,682
Intuit, Inc.	14,729	3,009,208
IRESS Ltd. (Australia)	81,518	726,604
Manhattan Associates, Inc.*(a)	14,600	686,346
Micro Focus International PLC (United Kingdom)	206,206	3,577,944
Microsoft Corp.	365,974	36,088,696
Model N, Inc.*	53,600	996,960
Nexon Co. Ltd. (Japan)*	96,100	1,394,350
Nice Ltd. (Israel)*	14,237	1,473,476
Nintendo Co. Ltd. (Japan)	11,900	3,884,507
Nuance Communications, Inc.*	49,900	692,862
Oracle Corp.	98,100	4,322,286
Oracle Corp. (Japan)	20,200	1,646,402
Park City Group, Inc.*(a)	31,900	252,010
Paycom Software, Inc.*(a)	9,100	899,353
Pegasystems, Inc.	18,900	1,035,720
Progress Software Corp.	53,766	2,087,196
Red Hat, Inc.*	12,000	1,612,440
RingCentral, Inc. (Class A Stock)*	53,038	3,731,223
SailPoint Technologies Holding, Inc.*	52,800	1,295,712
salesforce.com, Inc.*	78,820	10,751,048
SAP SE (Germany)	113,415	13,090,125
SDL PLC (United Kingdom)	31,249	178,420
ServiceNow, Inc.*	5,600	965,832
Take-Two Interactive Software, Inc.*	14,200	1,680,712
Trend Micro, Inc. (Japan)	28,700	1,633,809
Varonis Systems, Inc.*	22,700	1,691,150
VMware, Inc. (Class A Stock)*(a)	25,100	3,688,947

		149,711,303

Specialty Retail — 0.6%
AutoCanada, Inc. (Canada)	25,200	326,058
AutoZone, Inc.*	1,700	1,140,581
Chico’s FAS, Inc.	219,038	1,782,969
Dufry AG (Switzerland)*	5,602	712,479
Foschini Group Ltd. (The) (South Africa)	35,331	447,268
Hikari Tsushin, Inc. (Japan)	19,900	3,492,436
Home Depot, Inc. (The)	37,006	7,219,871
Kingfisher PLC (United Kingdom)	367,771	1,438,207
Lithia Motors, Inc. (Class A Stock)	9,300	879,501
Nitori Holdings Co. Ltd. (Japan)	17,800	2,769,292
Petrobras Distribuidora SA (Brazil)	160,800	750,946
Ross Stores, Inc.	48,008	4,068,678
Sac’s Bar Holdings, Inc. (Japan)	38,200	342,412
Seobu T&D (South Korea)*	27,490	237,199
TJX Cos., Inc. (The)	35,608	3,389,169

		28,997,066

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	151,382	28,022,322
Catcher Technology Co. Ltd. (Taiwan)	40,000	446,612
Cray, Inc.*	39,500	971,700
HP, Inc.	323,299	7,335,654
Samsung Electronics Co. Ltd. (South Korea)	137,466	5,758,393
Super Micro Computer, Inc.*(a)	41,800	988,570
Western Digital Corp.	60,739	4,701,806

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xiaomi Corp. (China) (Class B Stock)*	164,800	$357,092

		48,582,149

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	13,400	1,452,426
Fila Korea Ltd. (South Korea)	22,300	670,964
Hermes International (France)	5,170	3,158,121
Kering SA (France)	12,432	7,002,952
Luxottica Group SpA (Italy)	26,015	1,674,997
LVMH Moet Hennessy Louis Vuitton SE (France)	10,230	3,396,558
Oxford Industries, Inc.	15,700	1,302,786
Puma SE (Germany)	2,520	1,472,205
PVH Corp.	31,941	4,782,207
Skechers U.S.A., Inc. (Class A Stock)*	22,950	688,730
Steven Madden Ltd.	37,170	1,973,727
Swatch Group AG (The) (Switzerland)	4,495	2,127,850
Tapestry, Inc.	31,200	1,457,352
Ted Baker PLC (United Kingdom)	11,600	329,174
Wolverine World Wide, Inc.	58,000	2,016,660

		33,506,709

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	19,579	858,954
Bridgewater Bancshares, Inc.*	67,900	863,688
Entegra Financial Corp.*	16,600	486,380
Essent Group Ltd.*	113,322	4,059,193
Kearny Financial Corp.	6,918	93,047
MGIC Investment Corp.*	125,200	1,342,144
NMI Holdings, Inc. (Class A Stock)*	76,600	1,248,580
OceanFirst Financial Corp.	26,500	793,940
PB Bancorp, Inc.	37,100	421,085
Western New England Bancorp, Inc.	55,400	609,400

		10,776,411

Tobacco — 0.7%
Altria Group, Inc.	91,462	5,194,127
British American Tobacco PLC (United Kingdom)	254,082	12,798,957
Imperial Brands PLC (United Kingdom)	157,612	5,853,407
Philip Morris International, Inc.	134,605	10,868,008

		34,714,499

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	24,400	1,711,660
Ashtead Group PLC (United Kingdom)	58,724	1,748,760
Bunzl PLC (United Kingdom)	55,144	1,665,409
Ferguson PLC (Switzerland)	33,389	2,701,428
Fly Leasing Ltd. (Ireland), ADR*	55,800	786,222
iMarketKorea, Inc. (South Korea)	22,506	139,437
Inaba Denki Sangyo Co. Ltd. (Japan)	16,300	665,125
ITOCHU Corp. (Japan)	471,500	8,527,471
Mitsubishi Corp. (Japan)	45,400	1,258,900
Ramirent OYJ (Finland)	64,900	687,151
Rexel SA (France)	194,149	2,787,035
Sam Yung Trading Co. Ltd. (South Korea)	33,831	501,130
Sumitomo Corp. (Japan)	100,700	1,651,463
Univar, Inc.*	35,500	931,520

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	2,600	$801,840

		26,564,551

Transportation Infrastructure — 0.3%
Aena SME SA (Spain), 144A	8,240	1,491,829
Aeroports de Paris (France)	5,463	1,234,040
BBA Aviation PLC (United Kingdom)	258,080	1,157,792
DP World Ltd. (United Arab Emirates)	54,309	1,250,098
Hutchison Port Holdings Trust (Hong Kong), UTS	614,700	171,559
Kamigumi Co. Ltd. (Japan)	143,900	2,986,765
Macquarie Infrastructure Corp.	35,800	1,510,760
SATS Ltd. (Singapore)	515,600	1,888,615
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	254,600	2,122,824
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	464,000	454,657

		14,268,939

Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG (Germany)	18,983	1,076,819
MTN Group Ltd. (South Africa)	51,270	402,941
SoftBank Group Corp. (Japan)	99,600	7,112,252
T-Mobile US, Inc.*	22,800	1,362,300
Vodafone Group PLC (United Kingdom)	388,090	940,066

		10,894,378

TOTAL COMMON STOCKS (cost $2,560,849,500)		2,790,960,967

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Porsche Automobil Holding SE (Germany) (PRFC)	63,374	4,023,971
Volkswagen AG (Germany) (PRFC)	22,843	3,773,903

		7,797,874

Banks — 0.0%
Banco ABC Brasil SA (Brazil) (PRFC)	105,368	405,894
Banco Bradesco SA (Brazil) (PRFC)	128,824	890,126
Itau Unibanco Holding SA (Brazil) (PRFC)	101,532	1,051,799

		2,347,819

Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC)	13,400	659,367

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	35,300	417,598

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	23,823	3,039,788

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	43,400	1,604,381

TOTAL PREFERRED STOCKS (cost $16,500,136)		15,866,827

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 07/17/18	1,404,018	—

RIGHTS* (continued)	Units	Value
Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 07/06/18	176,129	$99,983

TOTAL RIGHTS (cost $99,234)		99,983

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets ETF(a)	110,000	4,766,300
iShares MSCI India ETF(a)	334,300	11,128,847

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $16,236,284)		15,895,147

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.0%
Automobiles — 0.4%
Ally Master Owner Trust, Series 2018-2, Class A
3.290%	05/15/23	1,420	1,423,357
Canadian Pacer Auto Receivables Trust (Canada), Series 2018-1A, Class A3, 144A
3.000%	11/19/21	1,189	1,187,588
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3
1.730%	04/20/20	345	344,774
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,381,262
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,177,902
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	937,524
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	813,026
Ford Credit Floorplan Master Owner Trust A,
Series 2017-1, Class A1
2.070%	05/15/22	1,990	1,954,895
Series 2018-1, Class A1
2.950%	05/15/23	1,800	1,793,110
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	2,600	2,582,595
Series 2018-1, Class A, 1 Month LIBOR + 0.300%, 144A
2.219%(c)	03/15/22	593	592,999
Hyundai Auto Receivables Trust, Series 2018-A, Class A3
2.790%	07/15/22	1,949	1,942,543
Mercedes-Benz Master Owner Trust, Series 2018-AA, Class A, 1 Month LIBOR + 0.260%, 144A
2.333%(c)	05/16/22	600	599,999
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 144A
2.930%	05/20/21	1,100	1,096,587

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Securitized Term Auto Receivables Trust (Canada),
Series 2018-1A, Class A3, 144A
3.068%	01/25/22	1,870	$1,869,462

			20,697,623

Consumer Loans — 0.1%
CLUB Credit Trust,
Series 2018-NP1, Class A, 144A
2.990%	05/15/24	857	856,994
Consumer Loan Underlying Bond Credit Trust,
Series 2017-NP2, Class A, 144A
2.550%	01/16/24	409	408,177
Prosper Marketplace Issuance Trust,
Series 2017-3A, Class A, 144A
2.360%	11/15/23	557	555,121
Series 2018-1A, Class A, 144A
3.110%	06/17/24	1,025	1,025,326

			2,845,618

Credit Cards — 0.1%
BA Credit Card Trust,
Series 2017-A1, Class A1
1.950%	08/15/22	1,138	1,120,588
Capital One Multi-Asset Execution Trust,
Series 2015-A8, Class A8
2.050%	08/15/23	740	726,172
Series 2017-A1, Class A1
2.000%	01/17/23	1,134	1,117,670

			2,964,430

Equipment — 0.1%
Dell Equipment Finance Trust,
Series 2017-2, Class A3, 144A
2.190%	10/24/22	1,030	1,019,042
Series 2018-1, Class A3, 144A^
3.180%	06/22/23	1,001	1,000,896
DLL LLC,
Series 2018-1, Class A3, 144A
3.100%	04/18/22	140	140,203
Kubota Credit Owner Trust,
Series 2018-1A, Class A3, 144A
3.100%	08/15/22	2,950	2,950,343

			5,110,484

Home Equity Loans — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%
2.451%(c)	10/25/35	654	655,038
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2, 1 Month LIBOR + 0.290%
2.381%(c)	08/25/36	1,278	1,277,884

			1,932,922

Other — 0.1%
Domino’s Pizza Master Issuer LLC,
Series 2018-1A, Class A2I, 144A
4.116%	07/25/48	1,468	1,483,429

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
Nationstar HECM Loan Trust,
Series 2017-1A, Class A, 144A
1.968%	05/25/27	648	$645,430
Series 2017-2A, Class A1, 144A
2.038%(cc)	09/25/27	935	931,104
Series 2018-1A, Class A, 144A
2.760%(cc)	02/25/28	970	970,315
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%	05/17/32	692	695,397
Verizon Owner Trust,
Series 2016-1A, Class A, 144A
1.420%	01/20/21	917	911,287
Series 2017-3A, Class A1A, 144A
2.060%	04/20/22	1,030	1,012,356

			6,649,318

Residential Mortgage-Backed Securities — 0.1%
CAM Mortgage Trust,
Series 2018-1, Class A1, 144A
3.960%	12/01/65	700	699,921
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV4, 1 Month LIBOR + 0.930%
3.021%(c)	08/25/35	80	80,294
Towd Point Mortgage Trust,
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58	2,025	2,025,324

			2,805,539

Student Loans — 0.1%
ALG Student Loan Trust I,
Series 2006-1A, Class A3, 3 Month LIBOR + 0.150%, 144A
2.509%(c)	10/28/23	158	157,326
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A2, 3 Month LIBOR + 0.850%
3.210%(c)	07/25/29	338	340,451
Collegiate Funding Services Education Loan Trust,
Series 2004-A, Class A4, 3 Month LIBOR + 0.340%
2.676%(c)	09/28/30	957	957,736
GCO Education Loan Funding Trust,
Series 2006-1, Class A9L, 3 Month LIBOR + 0.160%
2.490%(c)	05/25/26	480	477,361
SLM Student Loan Trust,
Series 2003-10A, Class A3, 3 Month LIBOR + 0.470%, 144A
2.811%(c)	12/15/27	2,219	2,228,148
Series 2006-5, Class A5, 3 Month LIBOR + 0.110%
2.470%(c)	01/25/27	291	290,127
Series 2007-1, Class A5, 3 Month LIBOR + 0.090%
2.450%(c)	01/26/26	279	278,720

			4,729,869

TOTAL ASSET-BACKED SECURITIES (cost $47,830,434)			47,735,803

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS — 1.1%
Aerospace & Defense — 0.0%
Flying Fortress Holdings LLC,
Refinancing Term Loan, 3 Month LIBOR + 1.750%
4.084%(c)	10/30/22	15	$15,003
StandardAero Aviation Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.840%(c)	07/07/22	173	173,291
TransDigm, Inc.,
2018 New Tranche F Term Loans, 1 Month LIBOR + 2.500%
4.594%(c)	06/09/23	245	243,817
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.594%(c)	08/22/24	124	122,891
Wesco Aircraft Hardware Corp.,
Tranche A Term Loan, 1 Month LIBOR + 3.000%^
5.100%(c)	10/04/21	73	71,723
Tranche B Term Loan, 1 Month LIBOR + 2.500%
4.600%(c)	02/28/21	80	79,733

			706,458

Auto Manufacturers — 0.0%
CH Hold Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	02/01/24	93	93,148
Second Lien Initial Term Loan, 1 Month LIBOR + 7.250%^
9.344%(c)	02/03/25	25	25,313
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	03/29/25	60	59,838

			178,299

Broadcasting — 0.0%
Raycom TV Broadcasting LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	08/23/24	79	79,301

Building Materials — 0.0%
Ineos Styrolution US Holding LLC,
New 2024 Dollar Term Loan, 3 Month LIBOR + 2.000%
4.334%(c)	03/29/24	56	56,171
Jeld-Wen, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.000%
4.334%(c)	12/14/24	45	44,551

			100,722

Business Services — 0.0%
WEX, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.250%
4.344%(c)	07/01/23	15	14,915

Chemicals — 0.0%
Consolidated Energy Finance SA (Trinidad & Tobago),
Initial Term Loan, 1 Month LIBOR + 2.500%
4.525%(c)	05/07/25	175	175,481
Jade Germany GmbH,
Initial Dollar Term Loan, 3 Month LIBOR + 5.500%^
7.953%(c)	05/31/23	124	124,059
Kraton Polymers LLC,
Dollar Replacement Term Loan, 1 Month LIBOR + 2.500%
4.594%(c)	03/08/25	125	124,688
Oxea Corp.,
Tranche B-2 Term Loan, 3 Month LIBOR + 3.500%
5.875%(c)	10/14/24	244	243,318

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Chemicals (continued)
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.094%(c)	09/06/24	74	$74,205
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	09/23/24	38	37,570
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	09/23/24	87	86,701
Venator Materials LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%^
5.094%(c)	08/08/24	50	49,997

			916,019

Commercial Services — 0.0%
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
5.350%(c)	10/19/23	323	321,634
EAB Global, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.750%^
6.179%(c)	11/17/24	15	14,738
Invictus US LLC,
First Lien Initial Term Loan, 2 Month LIBOR + 3.000%
5.099%(c)	03/28/25	50	49,813

			386,185

Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.604%(c)	06/21/24	124	123,820
EWT Holdings III Corp.,
Refinancing 2017-2 First Lien Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	12/20/24	187	186,635
IBC Capital Ltd. (Cayman Islands),
First Lien Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%
6.085%(c)	06/08/23	75	74,813
Wrangler Buyer Corp.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	09/27/24	55	54,536

			439,804

Computer Services & Software — 0.0%
Kronos, Inc.,
2018 New Incremental Term Loan, 3 Month LIBOR + 3.000%
5.358%(c)	11/01/23	647	645,474

Computers — 0.0%
Harland Clarke Holdings Corp,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.084%(c)	11/03/23	210	204,619

Conglomerates — 0.0%
Delek US Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.500%^
4.594%(c)	03/14/25	125	124,064

Consumer Finance — 0.0%
GreenSky Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^
5.375%(c)	03/31/25	50	50,124

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Consumer Products & Services — 0.0%
Trans Union LLC,
Term Loan
—%(p)	06/12/25	125	$124,479

Consumer Services — 0.0%
CVS Holdings I LP,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.100%(c)	02/06/25	45	44,495

Containers & Packaging — 0.0%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 Month LIBOR + 2.750%
4.825%(c)	12/07/23	123	112,866
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
5.143%(c)	11/07/25	230	228,521
BWAY Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.587%(c)	04/03/24	124	123,749
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.308%(c)	12/29/23	302	300,656
Multi-Color Corp.,
Term B Loan, 1 Month LIBOR + 2.250%
4.344%(c)	10/31/24	50	49,688
Plastipak Packaging, Inc.,
Tranche B Term Loan (2018), 1 Month LIBOR + 2.500%
4.600%(c)	10/14/24	30	29,561
Printpack Holdings, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
5.125%(c)	07/26/23	88	88,646

			933,687

Distribution/Wholesale — 0.0%
Agro Merchants North America Holdings, Inc. (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
6.084%(c)	12/06/24	85	84,693
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250% / PRIME + 1.250%
4.936%(c)	01/02/25	125	123,908

			208,601

Diversified Consumer Services — 0.1%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	07/12/24	50	49,501
Bright Horizons Family Solutions LLC,
New Term Loan B 2017, 1 Month LIBOR + 1.750%
3.844%(c)	11/07/23	98	97,920
Houghton Mifflin Harcourt Publishers, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	05/28/21	364	337,560
KUEHG Corp.,
Term B-2 Loan, 3 Month LIBOR + 3.750%
6.084%(c)	08/12/22	439	439,099
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	04/26/24	443	443,160

			1,367,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Diversified Financial Services — 0.0%
Duff & Phelps Corp.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.584%(c)	02/13/25	65	$64,527
Edelman Financial Center LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.732%(c)	11/09/24	124	124,479
Fly Funding II SARL,
Term Loan, 3 Month LIBOR + 2.000%
4.370%(c)	02/09/23	194	193,762
Focus Financial Partners LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	07/03/24	15	14,948
Global Payments, Inc.,
Term Loan B-3, 1 Month LIBOR + 1.750%
3.844%(c)	04/21/23	179	179,042
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
7.590%(c)	08/25/23	117	100,257
International Seaways Operating Corp.,
Initial Term Loan, 1 Month LIBOR + 5.750%
7.740%(c)	06/22/22	8	8,160
Ocwen Loan Servicing LLC,
Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%
7.085%(c)	12/07/20	101	101,332
Prometric Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.100%(c)	01/29/25	40	39,775
Vantiv LLC,
Term Loan B-4, 3 Month LIBOR + 1.750%^
3.787%(c)	08/09/24	125	125,000

			951,282

Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.334%(c)	02/22/24	420	418,688
Numericable U.S. LLC,
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	07/31/25	233	227,924
USD TLB-12 Term Loan, 3 Month LIBOR + 3.000%
5.348%(c)	01/31/26	124	122,004

			768,616

Educational Services — 0.0%
Learning Care Group No. 2, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.250%
5.406%(c)	03/13/25	85	84,505

Electric — 0.0%
Atkore International, Inc.,
New First Lien Term Loan, 3 Month LIBOR + 2.750%
5.090%(c)	12/22/23	50	49,675
Calpine Corp.,
Term Loan (2016), 3 Month LIBOR + 2.500%
4.840%(c)	05/31/23	30	29,685
Term Loan (2017), 1 Month LIBOR + 1.750%
3.850%(c)	12/31/19	123	123,217
Dayton Power & Light Co.,
Term Loan, 1 Month LIBOR + 2.000%^
4.100%(c)	08/24/22	123	123,587

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Electric (continued)
EXC Holdings III Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%^
5.834%(c)	12/02/24	45	$45,167
Thermon Holding Corp,
Term B Loan, 1 Month LIBOR + 3.750%^
5.732%(c)	10/30/24	72	72,159
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.001%(c)	11/30/23	181	178,035
Vistra Operations Co. LLC,
2018 Incremental Term Loan
4.075%	12/31/25	250	248,047

			869,572

Energy Equipment & Services — 0.0%
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%^
6.088%(c)	05/21/25	100	99,625
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%^
7.834%(c)	11/13/21	94	93,227

			192,852

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.094%(c)	11/08/22	30	29,775

Engineering & Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
3.844%(c)	02/21/25	69	68,434
OCI Partners LP,
Initial Term Loan, 3 Month LIBOR + 4.000%^
6.334%(c)	03/13/25	125	124,999
Traverse Midstream Partners LLC,
Advance, 3 Month LIBOR + 4.000%
6.340%(c)	09/27/24	125	124,922

			318,355

Entertainment — 0.0%
Alpha Topco Ltd.,
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.594%(c)	02/01/24	330	324,903
AP Gaming I LLC,
2018 Refinancing Term B Loan, 1 Month LIBOR + 4.250%
6.344%(c)	02/15/24	30	30,010
Churchill Downs, Inc.,
Term B Facility, 1 Month LIBOR + 2.000%
4.100%(c)	12/27/24	40	39,738
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.594%(c)	02/28/25	175	172,599
Greektown Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	04/25/24	79	78,936
Penn National Gaming, Inc.,
Term B Facility, 1 Month LIBOR + 2.500%
4.594%(c)	01/19/24	31	30,929

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Entertainment (continued)
SMG US Midco 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	01/23/25	25	$24,922
Second Lien Initial Loan, 1 Month LIBOR + 7.000%
9.094%(c)	01/23/26	5	5,050
Stars Group (Canada),
Term Loan
—%(p)	07/29/25	250	248,985

			956,072

Equity Real Estate Investment Trusts (REITs) — 0.0%
GEO Group, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.100%(c)	03/22/24	104	103,148

Food & Staples Retailing — 0.1%
Albertson’s LLC,
Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%
4.844%(c)	08/25/21	900	890,325
BI-LO LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 8.000%
10.200%(c)	05/31/24	300	288,500
BJ’s Wholesale Club, Inc.,
First Lien Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.530%(c)	02/03/24	393	392,314
Second Lien Initial Term Loan, 1 Month LIBOR + 7.500%
9.530%(c)	02/03/25	124	125,652
GOBP Holdings, Inc.,
Third Incremental Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	10/21/21	72	71,989
KFC Holding Co.,
2018 Term B Loan, 1 Month LIBOR + 1.750%
3.835%(c)	04/03/25	246	244,009
Smart & Final Stores LLC,
Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.594%(c)	11/15/22	125	121,875

			2,134,664

Food Products — 0.0%
JBS USA LUX SA,
Initial Term Loan, 3 Month LIBOR + 2.500%
4.835%(c)	10/30/22	249	247,082
Pinnacle Foods Finance LLC,
Initial B Term Loan, 1 Month LIBOR + 1.750%
3.751%(c)	02/02/24	110	109,488
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.100%(c)	05/24/24	297	295,751
Shearer’s Foods LLC,
First Lien Term Loan, 1 Month LIBOR + 4.250%^
6.344%(c)	06/30/21	125	123,577
Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.844%(c)	06/30/22	90	83,813
U.S. Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.094%(c)	06/27/23	120	120,130

			979,841

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 3 Month LIBOR + 1.750%
4.084%(c)	03/11/25	249	$248,909

Foods — 0.0%
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
5.594%(c)	10/10/23	177	177,307
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
6.310%(c)	07/03/20	81	78,629
SUPERVALU, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	06/08/24	11	11,001
Initial Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	06/08/24	18	18,334

			285,271

Gaming — 0.0%
Gateway Casinos & Entertainment Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.473%(c)	12/01/23	100	100,000
Scientific Games International, Inc.,
Initial Term B-5 Loan, 2 Month LIBOR + 2.750%
4.882%(c)	08/14/24	403	401,448
Tacala Investment Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.232%(c)	01/31/25	70	69,432

			570,880

Health Care Equipment & Supplies — 0.0%
LifeScan, Inc.,
Term Loan
—%(p)	06/18/24	100	96,875

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%
5.344%(c)	06/14/24	124	123,080
CHS/Community Health Systems, Inc.,
Incremental 2019 Term G Loan, 3 Month LIBOR + 3.000%
5.307%(c)	12/31/19	170	165,816
Concentra, Inc.,
First Lien Term B-1 Loan, 1 Month LIBOR + 2.750%
4.740%(c)	06/01/22	45	44,963
HCA, Inc.,
Tranche B10 Term Loan, 1 Month LIBOR + 2.000%
4.094%(c)	03/13/25	249	248,315
Kindred Healthcare, Inc.,
New Term Loan, 3 Month LIBOR + 3.500%
5.875%(c)	04/09/21	151	151,382
Life Time, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
5.057%(c)	06/10/22	296	295,122
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
4.844%(c)	02/02/25	110	109,085
Ortho-Clinical Diagnostics, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 3.250%
5.336%(c)	06/30/25	328	327,830

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Health Care Providers & Services (continued)
Owens & Minor, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
6.480%(c)	05/02/25	100	$97,938
Press Ganey Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	10/21/23	177	176,635
Initial Loan (Second Lien), 1 Month LIBOR + 6.500%
8.594%(c)	10/21/24	27	27,270
Prospect Medical Holdings, Inc.,
Term B-1 Loan, 1 Month LIBOR + 5.500%^
7.500%(c)	02/22/24	80	79,800
Sound Physician,
Term Loan
—%(p)	06/30/25	30	30,000
U.S. Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
5.094%(c)	06/24/24	20	19,841
U.S. Renal Care, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.584%(c)	12/30/22	140	138,459
Second Lien Term Loan, 3 Month LIBOR + 8.000%^
10.334%(c)	12/29/23	225	225,000
Vizient, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
4.844%(c)	02/13/23	111	111,333
Weight Watchers International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.910%(c)	11/29/24	210	211,197
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	12/01/24	124	123,862

			2,706,928

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.344%(c)	02/16/24	493	489,630
Aristocrat Technologies, Inc.,
Term B-3 Loan, 3 Month LIBOR + 1.750%
4.105%(c)	10/19/24	143	142,078
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.844%(c)	12/22/24	1,119	1,116,376
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	08/06/21	39	39,240
Cyan Blue Holdco 3 Ltd.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%^
4.844%(c)	08/25/24	114	114,283
Eldorado Resorts, Inc.,
Initial Term Loan, 1 - 2 Month LIBOR + 2.250%
4.375%(c)	04/17/24	195	194,771
ESH Hospitality, Inc.,
Third Repriced Term Loans, 1 Month LIBOR + 2.000%
4.094%(c)	08/30/23	229	228,294
Fitness International LLC,
Term Loan B, 1 - 3 Month LIBOR + 3.250%
5.548%(c)	04/18/25	45	45,079

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%^
5.100%(c)	10/21/24	134	$134,325
Kingpin Intermediate Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%^
6.350%(c)	07/03/24	99	98,999
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
3.844%(c)	03/27/25	75	74,233
MGM Resorts International,
Term A Loan, 1 Month LIBOR + 2.250%
4.344%(c)	04/25/21	268	267,579
Mohegan Tribal Gaming Authority,
Term B Loan, 1 Month LIBOR + 4.000%
6.094%(c)	10/13/23	48	45,253
Red Lobster Management LLC,
Term Loan^
—%(p)	07/28/21	125	123,741
Wynn America LLC,
Non-Extended Term Loan, 1 Month LIBOR + 1.750%
3.850%(c)	12/31/21	100	99,708

			3,213,589

Household Products/Wares — 0.0%
American Greetings Corp.,
Initial Term Loan, 1 Month LIBOR + 4.500%^
6.594%(c)	04/06/24	50	50,250
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 2.000%
4.094%(c)	01/26/24	107	107,507

			157,757

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.594%(c)	01/15/25	124	123,753
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%^
5.310%(c)	11/28/24	123	122,894
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%^
6.350%(c)	12/09/21	230	205,758

			452,405

Information Technology — 0.0%
Iron Mountain Information Management LLC,
Term B Loan, 1 Month LIBOR + 1.750%^
3.844%(c)	01/02/26	125	121,570

Insurance — 0.1%
Acrisure LLC,
First Lien Term Loan B-2, 3 Month LIBOR + 4.250%
6.609%(c)	11/22/23	158	157,644
AmWINS Group, Inc.,
First Lien Term Loan, 1 Month LIBOR + 2.750%
4.803%(c)	01/25/24	123	122,471
Second Lien Term Loan, 1 Month LIBOR + 6.750%
8.844%(c)	01/25/25	20	20,075

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Insurance (continued)
Asurion LLC,
Amendment 14 Replacement B-4 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	08/04/22	598	$596,089
Replacement B-6 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	11/03/23	169	168,694
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%
8.094%(c)	08/04/25	275	276,891
HUB International Ltd.,
Initial Term Loan, 2 Month LIBOR + 3.000%
5.360%(c)	04/25/25	245	243,298

			1,585,162

Internet Software & Services — 0.0%
Blucora, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 3.000%
5.334%(c)	05/22/24	88	88,554
EIG Investors Corp.,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%
6.075%(c)	02/09/23	116	116,508
GVC Holdings PLC,
Facility B2 (USD), 1 Month LIBOR + 2.500%
4.602%(c)	03/29/24	115	114,474
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.594%(c)	09/30/24	278	279,133
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.594%(c)	09/29/25	75	76,125
Merrill Communications LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%^
7.609%(c)	06/01/22	203	204,381
MH Sub I LLC,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.835%(c)	09/13/24	124	124,244

			1,003,419

Investment Companies — 0.0%
Prime Security Services Borrower LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%^
4.844%(c)	05/02/22	124	125,552
RPI Finance Trust,
Initial Term Loan B-6, 3 Month LIBOR + 2.000%
4.334%(c)	03/27/23	363	362,371

			487,923

Iron & Steel — 0.0%
K-Mac Holdings Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.336%(c)	03/07/25	70	69,243

IT Services — 0.1%
Conduent Business Services LLC,
Term Loan B, 1 Month LIBOR + 3.000%
5.094%(c)	08/07/23	197	197,246
5.094%(c)	08/07/23	49	49,063
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
5.360%(c)	12/22/23	35	35,014
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.091%(c)	07/08/22	580	576,023

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
IT Services (continued)
Go Daddy Operating Company LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	02/15/24	247	$245,892
Optiv, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.313%(c)	02/01/24	153	148,793

			1,252,031

Leisure Products — 0.0%
Hercules Achievement, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.594%(c)	12/16/24	149	149,281

Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%^
5.094%(c)	07/31/24	114	114,997
Equinox Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.000%
9.094%(c)	09/06/24	50	50,999
Term B-1 Loan, 1 Month LIBOR + 3.000%
5.094%(c)	03/08/24	183	183,425

			349,421

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	08/30/24	94	94,061

Lodging — 0.0%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
4.488%(c)	09/15/23	202	202,041
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
3.726%(c)	05/30/25	150	149,781

			351,822

Machinery — 0.0%
Gardner Denver, Inc.,
Tranche B-1 Dollar Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	07/30/24	37	36,604
Gates Global LLC,
Initial B-2 Dollar Term Loan, 3 Month LIBOR + 2.750%
5.084%(c)	04/01/24	141	140,880
SIG Combibloc US Acquisition, Inc.,
Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	03/11/22	322	321,460

			498,944

Machinery-Construction & Mining — 0.0%
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
11.334%(c)	11/26/21	500	405,000

Materials — 0.0%
W.R. Grace & Co.,
Term B1 Loan, 3 Month LIBOR + 1.750%
4.084%(c)	04/03/25	28	27,557

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Materials (continued)
Term B-2 Loan, 3 Month LIBOR + 1.750%
4.084%(c)	04/03/25	47	$47,240

			74,797

Media — 0.1%
Acosta, Inc.,
Tranche B-1 Loan, 1 Month LIBOR + 3.250%
5.344%(c)	09/26/21	90	68,544
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 3 Month LIBOR + 2.750%
5.098%(c)	07/15/25	124	121,769
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
5.098%(c)	01/31/26	124	122,385
Altice US Finance I Corp.,
March 2017 Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	07/28/25	277	275,643
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.323%(c)	12/15/23	79	78,654
Initial Term Loan, 1 Month LIBOR + 2.250%
4.323%(c)	12/15/22	122	121,505
Cable One, Inc.,
Incremental Term B-1 Loan, 3 Month LIBOR + 1.750%
4.090%(c)	05/01/24	64	64,404
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
4.838%(c)	11/18/24	249	246,677
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
6.335%(c)	06/07/23	489	447,255
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.100%(c)	04/30/25	498	496,652
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.323%(c)	07/17/25	232	229,808
MCC Iowa LLC,
Tranche M Term Loan, 1 Month LIBOR + 2.000%
3.990%(c)	01/15/25	30	29,812
McGraw-Hill Global Education Holdings LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.000%
6.094%(c)	05/04/22	267	260,834
Outfront Media Capital LLC,
Term Loan, 1 Month LIBOR + 2.000%
4.102%(c)	03/18/24	95	94,208
Red Ventures, LLC (New Imagitas, Inc.),
Term Loan (First Lien), 1 Month LIBOR + 4.000%
6.094%(c)	11/08/24	124	124,572
Springer Science & Business Media GMBH (Germany),
Initial Term B13 Loan, 1 Month LIBOR + 3.500%
5.594%(c)	08/15/22	143	142,933
Uber Technologies, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.001%(c)	04/04/25	250	250,750
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.573%(c)	01/15/26	190	188,486

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Media (continued)
Warner Music,
Term Loan
—%(p)	11/01/23	125	$124,053
WideOpenWest Finance LLC,
Refinancing Term B Loan, 1 Month LIBOR + 3.250%
5.335%(c)	08/18/23	124	118,402

			3,607,346

Metals & Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.750%
5.844%(c)	03/21/25	85	84,717
PMHC II, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
5.918%(c)	03/29/25	125	124,610
Zekelman Industries, Inc.,
Term Loan, 3 Month LIBOR + 2.250%
4.582%(c)	06/14/21	245	242,723

			452,050

Multi-Utilities — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.046%(c)	05/09/25	487	483,975
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	05/16/24	50	49,583

			533,558

Oil & Gas — 0.0%
EG Group,
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
6.337%(c)	02/07/25	40	39,551
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.085%(c)	03/01/24	225	220,875
Lucid Energy Group II Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%^
5.085%(c)	02/17/25	125	123,441
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	10/30/24	95	93,225

			477,092

Oil & Gas Equipment & Services — 0.0%
Apergy Corp.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.563%(c)	05/09/25	45	44,831
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.844%(c)	04/16/21	134	134,554
Keane Group Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%^
5.875%(c)	05/25/25	45	45,056

			224,441

Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor LLC,
Initial Term Loan, 2 Month LIBOR + 4.250%
6.421%(c)	06/24/24	100	97,566

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Oil, Gas & Consumable Fuels (continued)
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.111%(c)	10/31/24	125	$124,844
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.466%(c)	12/31/21	200	220,999
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.838%(c)	12/31/22	275	279,469
Chesapeake Energy Corp,
Class A Loan, 1 Month LIBOR + 7.500%
9.594%(c)	08/23/21	125	130,391
Citgo Petroleum Corp.,
Term B Loan, 3 Month LIBOR + 3.500%
5.808%(c)	07/29/21	247	247,747
Foresight Energy LLC,
New Term Loan, 3 Month LIBOR + 5.750%
8.109%(c)	03/28/22	115	114,355
Hfotco,
Term Loan
—%(p)	06/19/25	220	219,817
Murray Energy Corp.,
Term B-2 Loan PIK, 1 Month LIBOR + 7.250%
9.344%(c)	04/16/20	134	126,672
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
5.584%(c)	05/30/25	120	119,342
Second Lien Term Loan, 3 Month LIBOR + 7.000%
9.334%(c)	05/29/26	60	59,550

			1,740,752

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term S Loan, 1 Month LIBOR + 1.750%^
3.921%(c)	02/08/20	276	275,772
Term T Loan, 1 Month LIBOR + 1.750%
3.921%(c)	01/06/21	453	452,149
Caraustar Industries, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 5.500%
7.834%(c)	03/14/22	247	247,616
Crown Americas	LLC,
Dollar Term B Loan, 3 Month LIBOR + 2.000%
4.312%(c)	04/03/25	90	90,013
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	02/05/23	526	524,490
Tricorbraun Holdings, Inc.,
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%
6.080%(c)	11/30/23	112	112,356
6.080%(c)	11/30/23	11	11,293
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^
5.344%(c)	10/17/24	149	148,193

			1,861,882

Personal Products — 0.0%
HLF Financing Sarl,
Senior Lien Term Loan, 1 Month LIBOR + 5.500%
7.594%(c)	02/15/23	231	232,901

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Personal Products (continued)
Rodan & Fields LLC,
Closing Date Term Loan, 3 Month LIBOR + 4.000%^
6.073%(c)	06/06/25	45	$45,000

			277,901

Pharmaceuticals — 0.0%
Innoviva, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.500%^
6.831%(c)	08/18/22	40	39,798
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 4.750%
6.844%(c)	11/25/20	9	9,017
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%
7.469%(c)	11/25/22	379	376,647
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	09/27/24	124	123,287
Valeant Pharmaceuticals International, Inc.,
Initial Term Loan B, 1 Month LIBOR + 3.000%
4.982%(c)	06/02/25	499	497,207

			1,045,956

Pipelines — 0.0%
Limetree Bay Terminals LLC,
Advance, 1 Month LIBOR + 4.000%
6.091%(c)	02/15/24	68	67,228

Private Equity — 0.0%
HarbourVest Partners LP,
Term Loan, 1 Month LIBOR + 2.250%^
4.344%(c)	03/03/25	125	124,375

Professional Services — 0.0%
AlixPartners LLP,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	04/04/24	100	99,592

Real Estate Investment Trusts (REITs) — 0.0%
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR + 1.750%
3.875%(c)	03/14/25	80	79,601
RHP Hotel Properties LP,
Tranche B Term Loan, 1 Month LIBOR + 2.125%
4.185%(c)	05/11/24	99	98,999
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.084%(c)	12/20/24	430	426,443

			605,043

Real Estate Management & Development — 0.0%
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	04/18/24	297	295,515
WASH Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	05/16/22	403	403,465
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
9.094%(c)	05/12/23	35	35,000

			733,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Retail — 0.0%
Burlington Coat Factory Warehouse Corp.,
Term B-5 Loan, 1 Month LIBOR + 2.500%
4.460%(c)	11/17/24	108	$107,499
CEC Entertainment, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.250%
5.344%(c)	02/15/21	147	136,961
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
4.820%(c)	10/04/23	342	341,361
JC Penney Corp., Inc.,
Term Loan B, 3 Month LIBOR + 4.250%
6.569%(c)	06/23/23	158	150,573
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1-3 Month LIBOR + 2.750%
4.936%(c)	08/19/22	333	332,191

			1,068,585

Semiconductors & Semiconductor Equipment — 0.0%
Cavium, Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.250%^
4.344%(c)	08/16/22	117	116,458
Microchip Technology, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.100%(c)	05/29/25	175	175,073

			291,531

Shipping — 0.0%
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.334%(c)	05/16/24	248	246,450

Software — 0.1%
Almonde, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.557%(c)	06/13/25	145	139,563
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.807%(c)	06/13/24	274	268,525
Applied Systems, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
5.334%(c)	09/19/24	124	124,121
Aptean, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 9.500%
11.840%(c)	12/20/23	45	45,084
Term Loan B, 3 Month LIBOR + 4.250%
6.590%(c)	12/20/22	123	123,283
Avast Software BV,
2018 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.500%
4.834%(c)	09/29/23	85	84,770
Ceridian HCM Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	04/30/25	125	124,635
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%^
5.844%(c)	11/30/24	125	124,376
Digicert Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.750%
6.844%(c)	10/31/24	175	174,215
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.350%(c)	06/01/22	361	360,294

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Software (continued)
Flexera Software LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.350%(c)	02/26/25	35	$34,869
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%^
9.350%(c)	02/26/26	5	5,025
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 9.000%
11.100%(c)	01/20/25	75	70,625
Term Loan (First Lien), 1 Month LIBOR + 4.250%
6.350%(c)	01/20/24	148	146,346
MA Financeco LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
4.594%(c)	11/19/21	100	98,902
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	06/21/24	45	44,719
Marketo, Inc.,
Term Loan, 3 Month LIBOR + 3.250%
5.613%(c)	02/07/25	100	99,000
Mitchell International, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.344%(c)	11/29/24	69	68,994
5.344%(c)	11/29/24	6	5,564
Open Text Corp. (Canada),
Term Loan, 1 Month LIBOR + 1.750%
3.844%(c)	05/30/25	45	44,888
PowerSchool, Inc.,
Term Loan
—%(p)	06/12/25	85	84,483
SCS Holdings I, Inc.,
New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.250%
6.344%(c)	10/30/22	95	94,587
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	06/21/24	299	298,128
4.844%(c)	06/21/24	125	124,625
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	03/03/23	358	356,321
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
5.584%(c)	09/30/22	237	236,857
TIBCO Software, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%
5.600%(c)	12/04/20	89	88,998
Vertafore, Inc.,
Term Loan
—%(p)	06/04/25	250	248,243

			3,720,040

Specialty Retail — 0.0%
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.987%(c)	07/01/22	121	100,340
ASHCO LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.094%(c)	09/25/24	695	696,893
David’s Bridal, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	10/11/19	121	106,396

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Specialty Retail (continued)
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
5.010%(c)	03/11/22	100	$82,299
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%^
7.500%(c)	11/16/99	273	1,367

			987,295

Technology Hardware, Storage & Peripherals — 0.0%
Compuware Corp.,
Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%
5.590%(c)	12/15/21	287	286,732
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.100%(c)	09/07/23	158	158,033
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%^
4.482%(c)	09/30/24	175	174,095
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%^
9.344%(c)	03/08/26	15	15,000
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%^
5.344%(c)	03/08/25	110	108,900

			742,760

Technology Services — 0.0%
DG Investment Intermediate Holdings 2, Inc.,
First Lien Delayed Draw Term Loan^
—%(p)	02/03/25	4	4,377
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^
5.094%(c)	02/03/25	41	40,138
ION Trading Finance Ltd. (Luxembourg),
Initial Dollar Term Loan, 2 Month LIBOR + 2.750%^
4.921%(c)	11/21/24	124	122,509
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%
4.594%(c)	04/16/25	171	170,784
Term B-4 Loan, 1 Month LIBOR + 2.500%
4.594%(c)	04/16/25	65	64,610
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	05/01/24	297	295,794

			698,212

Telecommunications — 0.1%
Coral US Co-Borrower LLC,
Term B-4 Loan, 1 Month LIBOR + 3.250%
5.344%(c)	02/02/26	250	249,965
Frontier Communications Corp.,
Initial Loan, 1 Month LIBOR + 2.750%
4.850%(c)	03/31/21	233	231,977
Term B-1 Loan, 1 Month LIBOR + 3.750%
5.850%(c)	06/15/24	328	326,360
GTT Communications, Inc.,
US Term Loan, 3 Month LIBOR + 2.750%
4.875%(c)	05/31/25	100	98,475
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.853%(c)	11/27/23	874	871,579

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Telecommunications (continued)
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.603%(c)	01/02/24	100	$104,000
Tranche B-5 Term Loan
6.625%	01/02/24	125	128,813
Neustar, Inc.,
First Lien Term Loan B3, 1 Month LIBOR + 2.500%
4.594%(c)	01/08/20	48	48,041
First Lien Term Loan B4, 1 Month LIBOR + 3.500%
5.594%(c)	08/08/24	64	63,889
Onvoy LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%
6.834%(c)	02/10/24	188	180,745
RCN Telecom Services, Inc.,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	02/01/24	248	243,745
SBA Senior Finance II LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.100%(c)	04/04/25	75	74,571
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%
10.344%(c)	11/01/25	75	75,164
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.594%(c)	11/01/24	124	124,647
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.625%(c)	02/02/24	221	219,443
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.046%(c)	03/09/23	125	124,469

			3,165,883

Textiles, Apparel & Luxury Goods — 0.0%
G-III Apparel Group Ltd.,
First Lien Senior Secured Initial Term Loan, 1 Month LIBOR + 5.250%
7.310%(c)	12/01/22	125	122,656
VF Holding Corp.,
Term B-1 Loan, 1 Month LIBOR + 3.250%^
5.344%(c)	06/30/23	197	196,499
Term Loan
— %(p)	06/04/25	75	74,344

			393,499

Trading Companies & Distributors — 0.0%
Core & Main LP,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.256%(c)	08/01/24	45	44,850
CSC SW Holdco, Inc.,
Term B-1 Loan, 2 Month LIBOR + 3.250%
5.342%(c)	11/14/22	314	312,566
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1-2 Month LIBOR + 2.750%
4.845%(c)	06/02/25	316	312,995
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%
4.594%(c)	07/01/24	100	99,212

			769,623

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Transportation — 0.0%
American Traffic Solutions, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.844%(c)	02/28/25	60	$59,869
Second Lien Initial Term Loan, 1 Month LIBOR + 7.750%
9.844%(c)	02/23/26	25	25,188
Artic LNG Carries Ltd.,
Term Loan, 1 Month LIBOR + 4.500%
6.594%(c)	05/18/23	139	138,790
Navios Maritime Partners LP,
Initial Term Loan, 3 Month LIBOR + 5.000%
7.330%(c)	09/14/20	117	117,041
Omnitracs LLC,
Term Loan, 3 Month LIBOR + 2.750%
5.085%(c)	03/21/25	125	123,594
UOS LLC,
Initial Term Loan, 1 Month LIBOR + 5.500%^
7.594%(c)	04/18/23	84	86,069

			550,551

Warehouse/Industrial — 0.0%
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	02/16/25	125	123,752

TOTAL BANK LOANS (cost $53,215,315)			52,697,833

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.0%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	2,461	2,462,616
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	722	718,981
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	717,130
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class A3
3.356%	07/10/47	1,399	1,390,740
Series 2015-GC29, Class XA, IO
1.248%(cc)	04/10/48	8,889	469,303
Series 2015-GC33, Class XA, IO
1.104%(cc)	09/10/58	7,259	365,156
Series 2016-P6, Class XA, IO
0.967%(cc)	12/10/49	6,935	304,522
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	696	682,567
Series 2012-LC4, Class A4
3.288%	12/10/44	1,210	1,210,845
Series 2013-CR6, Class A4
3.101%	03/10/46	1,590	1,573,868
Series 2014-CR15, Class A2
2.928%	02/10/47	824	824,608
Series 2014-CR17, Class XA, IO
1.244%(cc)	05/10/47	5,521	230,913
Series 2014-CR19, Class XA, IO
1.355%(cc)	08/10/47	1,471	66,157

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-LC17, Class XA, IO
1.082%(cc)	10/10/47	7,041	$219,666
Series 2014-UBS4, Class XA, IO
1.358%(cc)	08/10/47	9,143	444,561
Series 2014-UBS6, Class XA, IO
1.114%(cc)	12/10/47	5,009	216,255
Series 2015-DC1, Class XA, IO
1.281%(cc)	02/10/48	12,527	620,017
Fannie Mae Grantor Trust,
Series 2017-T1, Class A
2.898%	06/25/27	3,498	3,363,934
FHLMC Multifamily Structured Pass-Through Certificates,
Series K063, Class A1
3.045%	08/25/26	1,141	1,132,826
Series K066, Class A2
3.117%	06/25/27	600	586,434
Series K069, Class A2
3.187%(cc)	09/25/27	700	685,651
Series K072, Class A2
3.444%	12/25/27	200	200,054
Series K073, Class A2
3.350%	01/25/28	1,700	1,686,212
Series K075, Class A2
3.650%(cc)	02/25/28	1,700	1,727,256
Series K076, Class A2
3.900%	04/25/28	1,300	1,345,395
Series K077, Class A2
3.850%(cc)	05/25/28	1,500	1,549,456
Series K155, Class A1
3.750%	11/25/29	50	51,140
Series K155, Class A2
3.750%	11/25/32	900	915,549
Series K731, Class A2
3.600%(cc)	02/25/25	2,790	2,848,939
Series KP04, Class AG1, 1 Month LIBOR + 0.220%
2.221%(c)	07/25/20	700	700,420
Series KP04, Class AG2, 1 Month LIBOR + 0.200%
2.201%(c)	10/25/19	1,300	1,300,001
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3
3.482%	01/10/45	989	997,312
Series 2012-GC6, Class AS, 144A
4.948%	01/10/45	1,530	1,594,583
Series 2013-GC12, Class XA, IO
1.578%(cc)	06/10/46	2,397	132,720
Series 2015-GC34, Class XA, IO
1.504%(cc)	10/10/48	4,121	291,380
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
1.289%(cc)	04/15/47	1,858	39,839
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	2,088	2,120,106
Series 2013-C10, Class A5
3.143%	12/15/47	740	732,468
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	1,400	1,435,976

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4
2.918%	02/15/46	1,958	$1,922,309
Series 2013-C11, Class A4
4.303%(cc)	08/15/46	464	480,535
Series 2014-C17, Class ASB
3.477%	08/15/47	660	661,422
Series 2015-C25, Class XA, IO
1.279%(cc)	10/15/48	4,720	281,863
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	745,435
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.460%(cc)	11/15/34	1,440	1,415,751
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
3.173%(c)	03/15/33	2,544	2,555,348
UBS Commercial Mortgage Trust,
Series 2017-C7, Class XA, IO
1.229%(cc)	12/15/50	4,283	315,650
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class ASEC, 144A
4.179%	05/10/63	824	834,817
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.238%(cc)	11/15/48	4,398	264,802
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3
2.870%	11/15/45	1,115	1,094,896
Series 2013-C11, Class A5
3.071%	03/15/45	1,737	1,717,405
Series 2013-C12, Class A4
3.198%	03/15/48	1,254	1,245,589
Series 2014-C24, Class XA, IO
1.032%(cc)	11/15/47	2,796	113,209
Series 2014-LC14, Class XA, IO
1.461%(cc)	03/15/47	2,765	122,155

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $52,610,995)			51,726,742

CORPORATE BONDS — 10.1%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,037,031
3.800%	10/07/24	963	961,116
4.750%	10/07/44	208	214,084
Harris Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,200	1,209,381
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	185	174,144

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		250	$237,341
4.030%	10/15/47		1,570	1,471,982

				5,305,079

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
4.540%	08/15/47	(a)	1,000	933,768
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20		950	939,638
3.500%	06/15/22		710	703,249
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	07/21/22		715	709,675
4.250%	07/21/25		500	497,714
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20		303	302,689
4.000%	06/12/22		945	950,885
4.450%	06/12/25		91	91,583
5.700%	08/15/35		66	70,860
5.850%	08/15/45		600	655,017
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		100	96,625

				5,951,703

Airlines — 0.1%
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	10/15/25		600	579,203
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,000	993,414
3.400%	04/19/21		539	536,573
3.800%	04/19/23		1,000	988,200
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	03/01/26		1,961	1,970,729

				5,068,119

Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN
1.700%	09/09/21	(a)	1,148	1,099,851
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.700%	04/06/22		2,351	2,280,805
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21		1,010	981,072
2.850%	01/06/22		1,795	1,750,919
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		906	783,068
5.291%	12/08/46		325	301,188

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.681%	01/09/20		1,136	$1,125,345
3.339%	03/28/22		675	660,561
4.140%	02/15/23		1,100	1,099,633
4.250%	09/20/22		1,200	1,209,672
5.875%	08/02/21		550	583,066
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		90	85,235
5.150%	04/01/38		600	571,032
5.200%	04/01/45		203	186,357
5.400%	04/01/48	(a)	585	555,776
6.750%	04/01/46		217	240,401
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20		970	958,323
3.150%	01/15/20		950	948,333
3.250%	01/05/23	(a)	1,000	969,070
4.000%	10/06/26		500	474,018
4.350%	04/09/25	(a)	1,100	1,084,222
Sr. Unsec’d. Notes
4.150%	06/19/23	(a)	1,400	1,399,664
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		709	706,382
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20		1,060	1,045,754
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	01/11/22		1,511	1,480,047
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		1,730	1,715,892

				24,295,686

Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.125%	08/19/20		749	731,261
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		1,200	1,202,519
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21	(a)	3,475	3,413,762
3.500%	04/19/26		900	870,541
Sr. Unsec’d. Notes, MTN
3.970%	03/05/29		2,200	2,165,312
4.125%	01/22/24		900	914,813
Sub. Notes
6.110%	01/29/37		1,468	1,686,285
7.750%	05/14/38		600	812,505
Sub. Notes, MTN
4.200%	08/26/24		1,178	1,184,148
4.250%	10/22/26	(a)	520	513,845
4.450%	03/03/26		620	621,437

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25		1,040	$1,036,956
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19		450	446,422
3.200%	08/10/21		687	673,085
3.250%	01/12/21		1,040	1,025,101
3.684%	01/10/23		1,200	1,166,953
Sub. Notes
4.836%	05/09/28		487	459,932
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19		710	707,879
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.550%	06/16/22		757	732,158
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23		1,000	970,018
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		1,070	1,050,916
Citibank NA,
Sr. Unsec’d. Notes
2.000%	03/20/19		900	895,832
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21		914	882,887
2.700%	03/30/21		2,780	2,726,556
2.700%	10/27/22		500	480,162
2.750%	04/25/22		750	725,961
3.878%	01/24/39		500	454,855
4.075%	04/23/29		1,300	1,275,496
4.650%	07/30/45		175	174,147
8.125%	07/15/39		667	938,219
Sub. Notes
4.400%	06/10/25		1,000	994,538
4.450%	09/29/27		500	491,816
4.600%	03/09/26	(a)	420	419,397
5.500%	09/13/25		607	644,452
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	10/30/20		771	751,491
2.650%	05/26/22		500	483,507
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		259	250,435
Sub. Notes
4.350%	08/01/25		565	558,833
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19		882	876,155
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	03/10/22		1,350	1,316,866
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22		503	485,582

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
3.500%	06/11/21	1,400	$1,398,602
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	528	531,840
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	700	690,634
Sub. Notes, MTN
5.400%	01/14/20	500	514,412
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	890	871,783
4.207%	06/12/24	1,400	1,401,019
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,069,961
3.800%	09/15/22	870	866,182
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	1,122,155
2.700%	07/13/20	940	914,197
3.150%	01/22/21	1,200	1,161,330
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19	910	902,011
Sub. Notes
4.875%	12/01/32	427	365,307
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	480	477,533
3.200%	08/09/21	500	494,307
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	1,951,691
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,325,414
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.200%	02/23/23	3,300	3,215,660
3.500%	11/16/26	1,100	1,036,436
3.750%	02/25/26	750	726,674
4.017%	10/31/38	450	410,016
4.223%	05/01/29	1,600	1,575,856
6.250%	02/01/41	691	806,784
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	200	198,436
Sub. Notes
6.750%	10/01/37	520	617,158
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.950%	05/25/21	2,160	2,126,583
3.950%	05/18/24	1,800	1,793,556
4.041%	03/13/28	454	440,741
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	662,616
4.000%	05/15/25	515	516,511

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 144A
2.700%	08/17/20	853	$841,182
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	196,247
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	1,300	1,194,955
Sub. Notes, MTN, 144A
5.017%	06/26/24	700	635,366
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19	924	915,265
2.550%	03/01/21	2,600	2,547,970
3.514%	06/18/22	1,200	1,200,924
3.897%	01/23/49	250	224,466
4.005%	04/23/29	1,300	1,282,665
4.032%	07/24/48	300	272,707
4.625%	05/10/21	700	724,075
5.400%	01/06/42	751	832,790
5.600%	07/15/41	125	140,964
Sub. Notes
3.875%	09/10/24	723	716,295
4.125%	12/15/26	710	701,032
KeyBank NA,
Sr. Unsec’d. Notes
2.350%	03/08/19	630	628,184
2.500%	12/15/19	710	704,411
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23	952	906,740
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.500%	05/18/22	750	725,729
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21	725	717,174
2.998%	02/22/22	680	667,596
3.455%	03/02/23	1,000	991,398
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20	675	665,145
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%	04/24/24	1,115	1,108,310
4.375%	01/22/47	600	572,980
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	850	830,185
3.125%	01/23/23	980	956,219
3.875%	01/27/26	2,770	2,726,666
Sr. Unsec’d. Notes, MTN
2.500%	01/24/19	945	943,510
2.625%	11/17/21	1,680	1,630,951
3.971%	07/22/38	1,000	926,577
4.300%	01/27/45	500	473,082
6.375%	07/24/42	612	743,383
Sub. Notes, MTN
4.875%	11/01/22	430	446,001

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		480	$472,864
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		470	462,634
PNC Bank NA,
Sr. Unsec’d. Notes
1.450%	07/29/19		450	443,703
Regions Bank,
Sub. Notes
6.450%	06/26/37		559	660,469
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22	(a)	980	945,054
3.200%	02/08/21	(a)	633	629,722
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19		910	897,032
2.350%	10/30/20		1,050	1,029,769
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24		1,723	1,724,235
Sub. Notes
5.125%	05/28/24		720	726,245
6.000%	12/19/23		1,243	1,304,371
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		1,150	1,110,342
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21		630	622,830
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22		1,448	1,382,840
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21		1,600	1,532,241
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.450%	12/01/20		1,000	977,517
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23		600	586,569
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		630	601,270
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21		1,108	1,064,649
3.900%	05/01/45		800	728,640
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20		670	661,493
Sub. Notes
5.375%	11/02/43		767	800,917
Sub. Notes, GMTN
4.300%	07/22/27		710	699,695
4.900%	11/17/45		250	246,914
Sub. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
4.650%	11/04/44		500	$476,315
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.800%	01/11/22		677	661,182

				119,639,096

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		1,310	1,291,945
3.300%	02/01/23		1,310	1,299,047
4.700%	02/01/36		927	939,558
4.900%	02/01/46		1,377	1,416,077
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.200%	08/01/18		2,362	2,361,114
4.000%	04/13/28	(a)	1,400	1,396,748
4.600%	04/15/48		900	886,729
4.750%	04/15/58	(a)	1,600	1,562,831
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		300	304,233

				11,458,282

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20		960	943,763
4.400%	05/01/45		200	190,615
4.663%	06/15/51		435	430,125
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45		250	257,955

				1,822,458

Building Materials — 0.1%
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28		1,700	1,641,215
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		610	609,200

				2,250,415

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20		950	938,726
3.300%	05/01/23		1,000	992,451
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%), 144A
6.091%(c)	06/15/22		150	150,056
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		728	763,002
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22		85	86,913

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		1,050	$1,045,777
5.250%	07/15/43		400	415,197
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27		500	468,879
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44		100	92,650
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22		1,900	1,845,657
4.250%	11/15/23		328	329,933
5.625%	11/15/43		1,000	1,007,314
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		248	240,535
4.900%	06/01/43		400	395,932
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47	(a)	600	572,648
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		55	54,450

				9,400,120

Commercial Services — 0.1%
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		250	233,934
Moody’s Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23		1,100	1,053,721
2.750%	12/15/21		240	234,404
3.250%	06/07/21		1,726	1,722,583
5.250%	07/15/44		850	960,427
S&P Global, Inc.,
Gtd. Notes
4.500%	05/15/48		400	403,546
Western Union Co. (The),
Sr. Unsec’d. Notes
4.250%	06/09/23		1,200	1,195,998

				5,804,613

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/11/27		1,000	964,473
3.850%	05/04/43		436	416,300
4.375%	05/13/45		233	239,859
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		72	72,181
4.420%	06/15/21	(a)	1,600	1,623,396
5.450%	06/15/23	(a)	1,300	1,360,629
6.020%	06/15/26		650	682,755
8.350%	07/15/46	(a)	1,300	1,565,614

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Computers (continued)
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	70	$68,600
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.400%	10/15/22	760	779,044

			7,772,851

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	1,450	1,393,714
3.500%	05/26/22	498	487,116
4.125%	07/03/23	1,144	1,137,852
5.000%	10/01/21	720	741,895
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	750	730,207
2.625%	07/01/22	800	766,582
3.375%	06/01/21	440	437,636
4.750%	03/01/20	500	510,583
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22	1,490	1,554,103
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28	500	501,763
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,500	1,453,170
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	357	354,128
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	1,130	1,198,371
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	526	524,883
3.750%	08/15/21	745	744,227
4.250%	08/15/24	250	245,078
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21	641	620,013
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	780	765,664

			14,166,985

Electric — 0.8%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20	1,000	975,571
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20	710	704,217
3.250%	04/15/28	1,000	951,048
5.150%	11/15/43	1,130	1,267,816
6.125%	04/01/36	658	811,509

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26		578	$545,195
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36		350	416,582
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28		1,300	1,232,850
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44		200	204,644
4.500%	05/15/58		500	496,964
Dominion Energy, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.825%
5.162%(c)	06/30/66		1,000	967,500
Sr. Unsec’d. Notes
2.000%	08/15/21		1,381	1,316,784
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	(a)	821	785,863
3.750%	09/01/46		1,650	1,453,334
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43		742	829,939
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27		500	473,880
6.400%	09/15/20		2,246	2,374,038
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23		495	475,535
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		304	295,887
4.750%	06/15/46		1,110	1,090,686
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21		1,369	1,341,051
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		2,550	2,520,498
Sr. Unsec’d. Notes
2.850%	06/15/20		314	311,205
3.950%	06/15/25		473	470,150
4.450%	04/15/46		802	779,177
5.100%	06/15/45		500	533,019
FirstEnergy Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/23		1,500	1,524,062
4.850%	07/15/47		300	306,743
7.375%	11/15/31		200	259,211
Florida Power & Light Co.,
First Mortgage
4.125%	06/01/48		700	707,556
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20		973	968,797
3.700%	09/01/24		643	623,491

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		1,030	$991,923
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46		600	577,032
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42		457	377,026
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23		425	423,052
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21		920	874,945
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		1,000	973,199
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		898	885,532
2.850%	11/15/20		1,040	1,025,337
3.400%	02/01/28		1,050	985,082
3.800%	02/01/38		2,000	1,815,891
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		1,075	1,041,314
4.250%	07/01/36		250	245,593
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		500	481,589
4.350%	05/15/44		200	202,067
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		750	737,475
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
4.455%(c)	05/15/67		1,300	1,282,190
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21		630	615,583

				41,549,632

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		351	348,973
3.200%	04/01/24		482	465,005
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		1,057	1,024,413

				1,838,391

Engineering & Construction — 0.0%
SBA Tower Trust,
Mortgage, 144A
3.156%	10/08/20	^	780	773,717
3.168%	04/11/22		990	968,593

				1,742,310

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.150%	03/15/28	(a)	825	$785,564
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		577	574,007
3.700%	10/17/23	(a)	1,620	1,603,489
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		400	346,041
5.000%	06/04/42		61	58,237
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		500	497,996

				3,865,334

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
2.650%	11/17/22		1,000	966,594
4.375%	05/15/47		1,600	1,553,961
4.800%	02/15/44		423	439,183
5.250%	02/15/43		250	276,658
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23		1,000	998,977
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		1,825	1,805,475

				6,040,848

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		1,425	1,402,590
4.750%	11/30/36	(a)	1,715	1,806,232
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		600	589,232
2.675%	12/15/19		378	375,165
2.894%	06/06/22		307	296,941
3.363%	06/06/24		992	952,899
3.700%	06/06/27		1,100	1,041,262
4.685%	12/15/44		277	268,490
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/28		232	226,831
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	(a)	950	943,407
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	(a)	945	939,485
5.300%	02/01/44		32	35,503

				8,878,037

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45		700	796,665

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24		1,440	$1,391,122
4.350%	08/15/20		1,299	1,329,146
4.375%	12/01/47		400	369,128
4.650%	08/15/44		500	485,057
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44		485	501,869
Dartmouth-Hitchcock Health,
Sec’d. Notes
4.178%	08/01/48		400	400,246
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44		200	218,851
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48		300	297,812
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22		60	62,400
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	(a)	630	613,935
2.700%	07/15/20		710	705,760
2.875%	12/15/21	(a)	470	465,320
3.350%	07/15/22		1,304	1,305,851
3.750%	07/15/25		500	500,083
4.200%	01/15/47		200	195,936
4.625%	07/15/35		480	504,831
4.750%	07/15/45		1,115	1,191,278

				11,335,290

Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20		1,200	1,176,105
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27		400	375,000

				1,551,105

Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		1,700	1,695,636
Sr. Unsec’d. Notes, MTN, 144A
2.250%	03/11/19		454	450,983
American International Group, Inc.,
Jr. Sub. Notes
5.750%	04/01/48		800	787,999
Sr. Unsec’d. Notes
3.300%	03/01/21	(a)	1,772	1,770,748
4.200%	04/01/28		1,500	1,467,556
4.750%	04/01/48		500	481,935
4.800%	07/10/45		500	488,545
6.400%	12/15/20		190	203,646

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		1,045	$1,081,321
Aon PLC,
Gtd. Notes
3.875%	12/15/25		840	829,256
4.450%	05/24/43		500	468,948
4.750%	05/15/45		480	473,979
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.350%	04/20/28		1,600	1,529,548
5.000%	04/20/48		1,300	1,199,392
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21		420	413,269
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	(a)	997	979,258
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77		550	536,152
4.875%	06/19/64		150	150,609
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		500	471,177
4.400%	03/15/48		700	673,792
5.125%	04/15/22		764	806,261
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		373	387,308
5.000%	06/01/21		669	693,322
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		1,609	1,672,988
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65		250	234,176
4.900%	04/01/77		250	246,529
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	04/13/22		1,000	974,974
Sr. Sec’d. Notes, 144A
2.450%	11/23/20	(a)	780	767,288
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		800	742,994
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.550%	09/13/19		680	669,462
2.650%	04/08/22		990	963,417
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		1,000	1,326,167
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		291	289,865
4.125%	11/01/24		197	195,918

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67	500	$453,970
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	520	555,717
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	478,166
4.900%	09/15/44	935	984,255
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	2,560	2,540,154
5.750%	08/15/42	700	744,262
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	500	472,961
4.800%	06/15/46	200	194,513
5.700%	07/15/43	350	384,771
Gtd. Notes, 144A
4.700%	01/23/48	450	400,500

			33,333,687

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	1,010	973,173
4.250%	08/22/57	1,800	1,774,862
4.800%	12/05/34	700	766,949

			3,514,984

Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	697,247

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/10/39	502	568,516

Machinery-Diversified — 0.0%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	850	828,477
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	516,254

			1,344,731

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	1,220	1,253,135
4.750%	09/15/44	500	505,712
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	200	200,710

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		440	$439,441
4.464%	07/23/22		1,000	1,012,287
4.908%	07/23/25		720	727,117
5.375%	05/01/47		1,660	1,507,443
6.484%	10/23/45		400	421,614
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22		1,323	1,240,853
3.969%	11/01/47		906	798,058
4.500%	01/15/43		1,168	1,104,498
4.600%	08/15/45		1,200	1,156,217
5.150%	03/01/20		1,642	1,694,863
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	(a)	1,040	994,582
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		340	279,361
5.875%	11/15/40		900	880,478
6.550%	05/01/37		200	212,172
6.750%	07/01/18		1,464	1,464,000
Warner Media LLC,
Gtd. Notes
4.875%	03/15/20		2,000	2,053,389

				17,945,930

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%	10/19/75		587	636,602
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35		650	792,376

				1,428,978

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		170	166,670
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43		150	176,612
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44		395	401,942

				745,224

Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		429	531,396
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44		500	465,622
4.850%	03/15/21		640	658,628
6.600%	03/15/46		850	1,021,583

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	(a)	1,400	$1,237,740
4.750%	04/15/43		250	237,602
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.521%	01/15/20		440	437,233
3.814%	02/10/24		1,700	1,717,358
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21		1,595	1,592,296
3.900%	02/01/25		1,009	994,610
5.850%	02/01/35		250	277,858
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47		300	309,636
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		540	517,252
4.250%	04/15/27	(a)	250	240,799
5.200%	09/15/43		1,000	942,036
5.400%	06/15/47		400	391,600
5.700%	10/15/19		777	796,890
Chesapeake Energy Corp.,
Gtd. Notes, 3 Month LIBOR + 3.250%
5.598%(c)	04/15/19		125	124,688
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39		365	466,150
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		515	634,663
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		75	79,290
9.250%	03/31/22		50	53,000
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/14/47		240	214,559
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.200%	11/01/31		200	241,293
7.375%	11/01/31		410	501,549
8.125%	09/15/30		1,130	1,443,313
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		1,451	1,417,742
3.900%	10/01/27		550	512,914
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		840	824,540
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		900	930,007
7.300%	08/15/31		200	232,434
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		400	507,257

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		300	$349,365
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		150	149,905
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22		500	512,750
6.000%	03/05/20		637	657,703
6.375%	01/23/45		400	368,400
Gtd. Notes, 144A
5.350%	02/12/28	(a)	600	568,080
Gtd. Notes, MTN
4.625%	09/21/23		820	808,520
6.750%	09/21/47		2,536	2,391,194
6.875%	08/04/26		585	614,835
Sr. Unsec’d. Notes, 144A
6.350%	02/12/48		574	518,035
Phillips 66,
Gtd. Notes
4.650%	11/15/34		135	136,196
4.875%	11/15/44		241	248,952
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20		1,190	1,175,737
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		250	309,842
6.850%	06/01/39		500	638,765

				30,001,817

Oil & Gas Services — 0.1%
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	(a)	1,392	1,383,300
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18		1,791	1,787,487

				3,170,787

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22		200	196,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
5.848%(c)	07/15/21		125	126,163

				322,413

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		964	952,384
2.900%	11/06/22		950	921,852
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,199	1,193,318

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
4.550%	03/15/35		1,131	$1,070,099
4.850%	06/15/44		600	579,538
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		501	503,681
4.625%	06/25/38		900	892,231
4.875%	06/25/48		850	852,444
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.900%	09/15/45		350	334,779
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		675	648,872
3.700%	03/09/23		600	596,957
4.100%	03/25/25		2,089	2,077,931
4.300%	03/25/28		1,130	1,114,642
4.780%	03/25/38		2,417	2,377,292
4.875%	07/20/35		1,200	1,205,702
5.125%	07/20/45		708	717,402
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		720	714,780
2.600%	11/30/20	(a)	371	363,889
4.750%	11/15/21		658	678,863
4.800%	07/15/46		500	475,464
6.125%	11/15/41		31	34,703
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19		470	468,224
3.950%	02/16/28	(a)	525	507,502
Mylan NV,
Gtd. Notes
2.500%	06/07/19		371	369,311
5.250%	06/15/46		500	487,043
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	(a)	1,210	1,182,479
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21		363	361,814
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		2,146	2,054,503
2.875%	09/23/23		275	258,719
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	(a)	1,280	1,105,600
3.150%	10/01/26		200	160,745
4.100%	10/01/46		431	308,059
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
9.000%	12/15/25		55	56,991
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20		413	414,005

				26,041,818

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		840	$808,938
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		661	658,265
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		792	784,080
Gtd. Notes, 144A
4.750%	09/30/21		216	218,159
5.350%	03/15/20		1,435	1,461,905
5.850%	05/21/43		1,594	1,458,509
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24		300	291,020
4.250%	12/01/26		167	165,486
4.500%	06/10/44		250	229,127
5.500%	12/01/46		550	587,140
Energy Transfer Partners LP,
Gtd. Notes
4.200%	09/15/23		345	344,831
6.000%	06/15/48	(a)	428	427,952
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		640	632,041
4.900%	05/15/46		825	826,617
5.100%	02/15/45		1,404	1,445,421
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25		500	510,487
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22		344	343,955
5.000%	10/01/21		928	962,912
6.500%	09/01/39		200	215,799
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		835	832,419
5.050%	02/15/46		1,300	1,206,377
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	(a)	1,560	1,525,602
4.000%	02/15/25		220	215,092
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19		430	425,577
3.650%	06/01/22		2,303	2,257,496
4.900%	02/15/45		500	451,027
5.150%	06/01/42		392	356,292
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		960	959,853
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26		612	563,846
4.500%	03/15/45		321	297,369

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47		1,317	$1,210,971
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19		788	789,177
4.625%	03/01/34		350	349,699
7.625%	01/15/39		500	653,202
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	699,629
4.000%	07/01/22		317	313,287
5.375%	06/01/21		795	824,086
5.450%	04/01/44		600	565,725
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	(a)	372	359,910
4.550%	06/24/24	(a)	860	860,000
5.750%	06/24/44		600	620,250
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		150	149,267
4.300%	03/04/24		710	712,540
5.100%	09/15/45		500	493,875
5.400%	03/04/44		400	412,168

				30,477,380

Real Estate — 0.0%
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	985,911
Prologis LP,
Gtd. Notes
4.375%	09/15/48		500	508,006

				1,493,917

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		224	222,171
4.700%	07/01/30		1,836	1,854,017
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.625%	10/01/20		1,370	1,380,510
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25		500	475,896
3.850%	02/01/23		1,190	1,196,038
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		1,342	1,335,663
4.550%	10/01/29		450	441,128
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	684,791
3.875%	08/15/22		437	435,405
4.125%	06/15/26		502	485,889

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	$946,535
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21		710	704,300
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		487	462,118
4.250%	02/01/26	(a)	450	439,452
4.625%	07/15/22		616	631,705
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20		780	779,727
3.950%	07/01/22		715	722,307
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		940	949,961
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		710	705,823
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	733,481
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.950%	07/01/22		966	934,706
Hudson Pacific Properties LP,
Gtd. Notes
3.950%	11/01/27		435	406,752
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	705,714
3.300%	02/01/25		1,508	1,428,706
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	505,281
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24		940	958,030
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,460,549
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23		434	430,894
4.500%	01/15/25		490	478,795
4.500%	04/01/27	(a)	150	142,926
4.750%	01/15/28	(a)	500	482,058
4.950%	04/01/24		481	487,942
5.250%	01/15/26		1,085	1,094,281
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		710	695,064
Simon Property Group LP,
Sr. Unsec’d. Notes
2.350%	01/30/22		585	564,051
2.625%	06/15/22		752	729,632
4.750%	03/15/42		393	410,438

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	700	$672,063
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	628	606,473
4.125%	01/15/26	84	82,647
4.375%	02/01/45	651	597,454
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22	1,740	1,706,435
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	710	691,582

			31,859,390

Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22	1,566	1,574,126
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
3.700%	05/15/23	1,400	1,387,435
4.000%	05/15/25	830	811,161
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	681	667,375
2.750%	12/09/20	639	634,680
4.700%	12/09/35	365	380,369
4.875%	12/09/45	1,423	1,493,981
6.300%	03/01/38	188	224,762
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.350%	06/01/28	500	496,627
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	713,860

			8,384,376

Semiconductors — 0.0%
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	533	533,885
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	920	893,425

			1,427,310

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.750%	11/03/55	117	133,013
4.875%	12/15/43	385	439,013
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40	215	242,534

			814,560

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19		1,310	$1,305,149
2.450%	06/30/20		960	945,481
2.800%	02/17/21	(a)	420	413,313
3.000%	06/30/22	(a)	309	299,976
3.400%	05/15/25		720	675,172
3.600%	02/17/23		411	404,922
4.500%	05/15/35		905	837,074
5.150%	03/15/42		250	236,804
5.550%	08/15/41		1,808	1,799,631
Sr. Unsec’d. Notes, 144A
5.150%	02/15/50	(a)	1,200	1,118,257
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19		1,420	1,415,895
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21	(a)	700	668,271
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23		914	934,839
4.300%	02/15/48		325	310,099
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/21		500	477,894
2.946%	03/15/22	(a)	2,100	2,061,063
3.125%	03/16/22	(a)	850	838,361
4.522%	09/15/48		625	569,819
4.862%	08/21/46	(a)	3,578	3,419,037
5.012%	08/21/54		1,300	1,221,551
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		450	448,289
4.375%	05/30/28		500	494,057
5.250%	05/30/48		500	498,616

				21,393,570

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		400	390,039
CH Robinson Worldwide, Inc.,
Sr. Unsec’d. Notes
4.200%	04/15/28		433	425,352
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50		600	529,530
4.100%	03/15/44	(a)	447	417,775
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48		150	134,739
4.400%	01/15/47		300	284,050

				2,181,485

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.000%	08/01/20	30	$29,663

TOTAL CORPORATE BONDS (cost $517,036,005)			506,914,137

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	711,735
7.550%	04/01/39	1,300	1,917,031

			2,628,766

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,394,276

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.850%	02/01/24	745	728,297
New York City Water & Sewer System,
Revenue Bonds, BABs
6.011%	06/15/42	200	259,884
New York State Urban Development Corp.,
Revenue Bonds
2.670%	03/15/23	615	604,570

			1,592,751

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	295	477,652

TOTAL MUNICIPAL BONDS (cost $6,013,580)			6,093,445

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 1 Month LIBOR + 0.140%, 144A
2.100%(c)	06/27/36	1,248	1,214,106
Banc of America Funding Trust,
Series 2010-R3, Class 1A1, 144A
3.855%(cc)	12/26/35	108	108,638
BCAP LLC Trust,
Series 2010-RR2, Class 5A2, 144A
5.000%(cc)	12/26/36	271	271,405
Series 2010-RR11, Class 6A1, 144A
3.533%(cc)	03/27/36	816	813,917
Series 2012-RR5, Class 8A5, 144A
2.148%(cc)	07/26/36	189	185,696
Citigroup Mortgage Loan Trust,
Series 2009-5, Class 5A1, 144A
3.877%(cc)	01/25/37	133	135,676
Series 2014-8, Class 2A1, 144A
3.450%(cc)	06/27/37	1,442	1,420,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust,
Series 2009-5R, Class 2A2, 144A
3.834%(cc)	06/25/36	29	$29,340
Series 2010-9R, Class 2A5, 144A
4.000%(cc)	02/27/38	335	340,604
Series 2014-3R, Class 2A1, 1 Month LIBOR + 0.700%, 144A
2.660%(c)	05/27/37	470	463,455
Series 2015-1R, Class 6A1, 1 Month LIBOR + 0.280%, 144A
2.240%(c)	05/27/37	1,033	988,722
Fannie Mae REMICS,
Series 2005-47, Class SW, IO, 1 Month LIBOR x (1) + 6.720%
4.629%(c)	06/25/35	2,194	301,177
Series 2005-79, Class ZC
5.900%	09/25/35	87	96,891
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640%
4.549%(c)	12/25/36	1,706	276,683
Series 2007-40, Class SE, IO, 1 Month LIBOR x (1) + 6.440%
4.349%(c)	05/25/37	1,035	135,649
Series 2010-95, Class ZC
5.000%	09/25/40	853	904,831
Series 2010-135, Class ZA
4.500%	12/25/40	228	239,753
Series 2010-150, Class ZC
4.750%	01/25/41	431	452,836
Series 2011-4, Class PZ
5.000%	02/25/41	182	197,601
Series 2011-110, Class SA, IO, 1 Month LIBOR x (1) + 6.610%
4.519%(c)	04/25/41	246	32,309
Series 2011-112, Class SA, IO, 1 Month LIBOR x (1) + 6.550%
4.459%(c)	11/25/41	243	37,561
Series 2011-123, Class SD, IO, 1 Month LIBOR x (1) + 6.600%
4.509%(c)	08/25/39	206	24,377
Series 2012-9, Class SH, IO, 1 Month LIBOR x (1) + 6.550%
4.459%(c)	06/25/41	186	23,865
Series 2012-14, Class JS, IO, 1 Month LIBOR x (1) + 6.650%
4.559%(c)	12/25/30	139	15,514
Series 2012-47, Class SD, IO, 1 Month LIBOR x (1) + 6.450%
4.359%(c)	05/25/42	508	83,261
Series 2012-67, Class AI, IO
4.500%	07/25/27	675	64,801
Series 2012-100, Class WI, IO
3.000%	09/25/27	390	34,432
Series 2012-149, Class DA
1.750%	01/25/43	447	423,471
Series 2012-149, Class GA
1.750%	06/25/42	445	416,370
Series 2013-51, Class GI, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.000%	10/25/32	340	$29,002
Series 2013-133, Class IB, IO
3.000%	04/25/32	270	27,812
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050%
3.959%(c)	01/25/44	95	13,300
Series 2015-28, Class JE
3.000%	05/25/45	1,069	1,061,619
Series 2015-28, Class P
2.500%	05/25/45	1,581	1,535,067
Series 2015-42, Class IL, IO
6.000%	06/25/45	585	131,558
Series 2015-42, Class LS, IO, 1 Month LIBOR x (1) + 6.200%
4.109%(c)	06/25/45	516	64,556
Series 2015-70, Class JC
3.000%	10/25/45	867	851,137
Series 2016-19, Class AH
3.000%	04/25/46	1,218	1,208,548
Series 2016-78, Class CS, IO, 1 Month LIBOR x (1) + 6.100%
4.009%(c)	05/25/39	1,148	153,307
Series 2017-30, Class AI, IO
5.500%	05/25/47	325	70,997
FirstKey Mortgage Trust,
Series 2015-1, Class A9, 144A
3.000%(cc)	03/25/45	770	767,174
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	242	268,823
Series 2935, Class ZK
5.500%	02/15/35	531	562,061
Series 2996, Class ZD
5.500%	06/15/35	184	198,496
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600%
4.527%(c)	02/15/36	1,589	207,657
Series 3237, Class C
5.500%	11/15/36	266	284,739
Series 3871, Class KB
5.500%	06/15/41	353	388,050
Series 3955, Class GS, IO, 1 Month LIBOR x (1) + 5.950%
3.877%(c)	09/15/41	183	25,142
Series 3955, Class YI, IO
3.000%	11/15/21	196	7,685
Series 4055, Class BI, IO
3.500%	05/15/31	252	22,406
Series 4135, Class AB
1.750%	06/15/42	332	315,613
Series 4149, Class IO, IO
3.000%	01/15/33	151	20,340
Series 4314, Class AI, IO
5.000%	03/15/34	88	9,209
Series 4386, Class AZ
4.500%	11/15/40	941	985,433
Series 4427, Class LI, IO
3.500%	02/15/34	427	54,796

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4471, Class PA
4.000%	12/15/40	1,082	$1,103,401
Series 4683, Class LM
3.000%	05/15/47	495	488,998
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,458	1,503,723
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000%
5.833%(c)	12/20/40	287	289,823
Series 2010-160, Class DY
4.000%	12/20/40	883	917,896
Series 2010-170, Class B
4.000%	12/20/40	200	204,578
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100%
4.016%(c)	07/20/41	115	14,854
Series 2011-H05, Class FB, 1 Month LIBOR + 0.500%
2.417%(c)	12/20/60	1,076	1,079,483
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650%
2.567%(c)	05/20/61	76	76,636
Series 2013-124, Class ES, 1 Month LIBOR x (1.333) + 8.667%
5.888%(c)	04/20/39	280	280,260
Series 2013-124, Class ST, 1 Month LIBOR x (1.333) + 8.800%
6.022%(c)	08/20/39	843	854,229
Series 2013-149, Class MA
2.500%	05/20/40	1,071	1,036,301
Series 2014-2, Class BA
3.000%	01/20/44	232	227,973
Series 2014-25, Class HC
3.000%	02/20/44	153	149,647
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280%
2.197%(c)	05/20/63	348	348,310
Series 2015-H13, Class HA
2.500%	08/20/64	3,083	3,067,780
Series 2015-H17, Class HA
2.500%	05/20/65	2,381	2,368,801
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400%
2.317%(c)	12/20/62	589	589,018
Series 2017-134, Class BA
2.500%	11/20/46	402	385,524
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.350%
2.600%(c)	08/20/66	1,885	1,887,873
JPMorgan Resecuritization Trust,
Series 2012-2, Class 6A1, 1 Month LIBOR + 0.210%, 144A
2.154%(c)	06/21/36	334	329,831
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
3.584%(cc)	03/26/37	22	22,061
Permanent Master Issuer PLC (Netherlands),
Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A
2.747%(c)	07/15/58	2,377	2,377,504

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
3.625%(cc)	07/26/45		12	$12,017
Seasoned Credit Risk Transfer Trust,
Series 2017-1, Class MA
3.000%	01/25/56		968	947,033
Series 2018-2, Class MA
3.500%	11/25/57		226	224,680
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1, 1 Month LIBOR + 0.640%
2.731%(c)	09/25/43		939	907,931
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18		189	188,273
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 1A1, 144A
4.175%(cc)	06/27/36		1	1,206
Series 2011-RR4, Class 2A1, 144A
3.767%(cc)	06/27/36		79	79,416
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
3.911%(cc)	06/25/35		1,106	1,138,858
WinWater Mortgage Loan Trust,
Series 2015-1, Class A9, 144A
2.500%(cc)	01/20/45		305	301,581

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,610,241)				42,403,282

SOVEREIGN BONDS — 0.2%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		920	878,101
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47		900	804,150
4.600%	02/10/48		400	368,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		584	541,887
5.550%	01/21/45	(a)	1,050	1,097,250
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		411	477,274
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22		1,560	1,524,373
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22		904	884,367
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		260	259,811
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
4.000%	04/17/25		620	616,937
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		200	194,000
5.100%	06/18/50		400	393,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)

TOTAL SOVEREIGN BONDS (cost $8,342,552)				$8,039,350

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Federal Home Loan Mortgage Corp.
1.250%	10/02/19		919	905,037
2.375%	01/13/22		1,518	1,498,075
3.000%	11/01/33		2,361	2,352,265
3.000%	12/01/42		13	12,984
3.000%	01/01/43		15	15,002
3.000%	10/01/43		7,150	6,979,024
3.000%	06/01/45		1,380	1,341,771
3.000%	02/01/46		86	83,495
3.000%	04/01/46		142	138,275
3.000%	04/01/46		137	133,417
3.000%	05/01/46		1,908	1,851,956
3.000%	05/01/46		277	269,163
3.000%	06/01/46		1,912	1,856,086
3.000%	06/01/46		133	129,224
3.000%	07/01/46		223	216,390
3.000%	07/01/46		133	129,214
3.000%	08/01/46		864	837,826
3.000%	10/01/46		23	21,834
3.000%	11/01/46		1,155	1,119,490
3.000%	11/01/46		763	739,421
3.000%	11/01/46		461	446,381
3.000%	12/01/46		412	398,845
3.000%	04/01/47		563	545,814
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.249%(c)	07/01/41		946	989,460
Federal Home Loan Mortgage Corp.
3.500%	TBA	(tt)	8,000	7,958,006
3.500%	03/01/32		2,806	2,847,021
3.500%	07/01/32		738	748,395
3.500%	07/01/32		609	617,663
3.500%	02/01/34		1,765	1,790,629
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.500%(c)	12/01/40		367	382,953
Federal Home Loan Mortgage Corp.
3.500%	04/01/43		2,585	2,593,265
3.500%	08/01/44		40	40,285
3.500%	06/01/45		2,881	2,878,109
3.500%	06/01/45		461	460,398
3.500%	10/01/45		603	602,954
3.500%	12/01/45		573	572,205
3.500%	04/01/46		2,765	2,760,378
3.500%	04/01/46		1,254	1,253,349
3.500%	05/01/46		2,725	2,722,847
3.500%	05/01/46		569	568,137
3.500%	11/01/46		283	282,187
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.883%
3.712%(c)	10/01/42		122	127,938
Federal Home Loan Mortgage Corp.
4.000%	01/01/36		2,121	2,186,697
4.000%	02/01/42		974	1,001,853
4.000%	07/01/42		2,083	2,140,423
4.000%	11/01/42		1,263	1,298,932
4.000%	09/01/43		729	749,045

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/45		1,689	$1,730,031
4.000%	12/01/45		1,134	1,160,168
4.000%	04/01/46		773	791,563
4.000%	04/01/46		48	49,253
4.000%	04/01/46		18	18,692
4.000%	10/01/47		22	22,561
4.000%	02/01/48		3,709	3,784,986
4.000%	04/01/48		200	204,021
4.500%	05/01/39		216	226,526
4.500%	09/01/39		56	58,694
4.500%	03/01/41		87	91,695
4.500%	04/01/41		143	149,946
4.500%	01/01/42		118	123,685
6.250%	07/15/32		400	535,346
Federal National Mortgage Assoc.
1.250%	08/17/21		135	129,165
1.500%	11/30/20		1,769	1,721,709
1.750%	11/26/19		2,673	2,646,636
1.875%	09/24/26		560	511,344
2.125%	04/24/26		150	140,439
2.375%	01/19/23		8,404	8,252,081
2.500%	TBA	(tt)	300	291,563
2.500%	12/01/27		31	30,002
2.500%	11/01/32		791	769,635
2.500%	12/01/32		1,869	1,817,038
2.500%	12/01/32		587	570,811
2.500%	01/01/33		781	756,237
2.500%	01/01/33		753	728,736
2.500%	01/01/33		634	614,329
2.500%	01/01/33		536	519,125
2.500%	04/01/47		492	461,468
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818%
2.686%(c)	02/01/42		237	246,018
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800%
2.732%(c)	01/01/42		349	364,466
Federal National Mortgage Assoc.
3.000%	TBA	(tt)	2,925	2,907,829
3.000%	TBA	(tt)	350	339,049
3.000%	08/01/27		46	46,405
3.000%	08/01/27		45	45,234
3.000%	10/01/27		156	155,551
3.000%	11/01/27		56	55,860
3.000%	12/01/27		77	76,979
3.000%	01/01/28		72	72,093
3.000%	02/01/28		69	69,024
3.000%	03/01/28		74	74,058
3.000%	04/01/28		68	68,263
3.000%	05/01/28		77	76,846
3.000%	06/01/28		77	77,290
3.000%	07/01/28		70	69,668
3.000%	08/01/28		79	79,030
3.000%	09/01/28		85	84,657
3.000%	01/01/29		78	77,602
3.000%	03/01/29		78	77,875
3.000%	06/01/32		34	33,554
3.000%	08/01/32		39	39,018
3.000%	12/01/32		47	47,032

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/33		694	$690,235
3.000%	02/01/33		36	35,562
3.000%	03/01/33		1,810	1,800,350
3.000%	04/01/33		491	488,488
3.000%	10/01/42		1,309	1,280,069
3.000%	12/01/42		511	499,514
3.000%	01/01/43		1,280	1,251,229
3.000%	07/01/43		296	289,158
3.000%	07/01/46		3,091	3,003,570
3.000%	11/01/46		193	187,311
3.000%	12/01/46		7,533	7,303,802
3.000%	12/01/46		23	21,916
3.000%	01/01/47		401	389,434
3.500%	TBA	(tt)	2,200	2,226,297
3.500%	TBA	(tt)	200	199,059
3.500%	10/01/30		326	329,801
3.500%	10/01/30		263	266,569
3.500%	07/01/32		1,726	1,744,261
3.500%	07/01/32		177	179,623
3.500%	09/01/32		2,299	2,324,918
3.500%	08/01/33		232	234,566
3.500%	07/01/43		527	528,078
3.500%	08/01/43		33	33,115
3.500%	12/01/45		251	250,659
3.500%	03/01/46		2,307	2,314,132
3.500%	04/01/46		4,428	4,420,128
3.500%	07/01/46		2,247	2,242,763
3.500%	02/01/48		3,000	2,990,567
3.500%	03/01/48		2,337	2,329,582
3.500%	03/01/48		1,350	1,345,657
3.500%	03/01/48		588	585,824
3.500%	04/01/48		329	327,426
3.500%	04/01/48		307	305,245
3.500%	04/01/48		36	35,848
3.500%	05/01/48		1,284	1,279,062
3.500%	06/01/48		895	891,355
3.500%	06/01/48		855	852,383
3.500%	06/01/48		520	518,357
3.500%	06/01/48		500	497,987
3.500%	06/01/48		99	99,083
3.500%	10/01/56		1,785	1,773,534
Federal National Mortgage Assoc., 12 Month LIBOR + 1.807%
3.570%(c)	12/01/40		423	444,184
Federal National Mortgage Assoc.
4.000%	TBA	(tt)	3,350	3,415,331
4.000%	11/01/31		119	123,320
4.000%	05/01/37		2,104	2,160,567
4.000%	11/01/40		173	178,159
4.000%	12/01/45		518	531,037
4.000%	03/01/46		1,732	1,775,503
4.000%	05/01/47		154	157,236
4.000%	06/01/47		22	22,518
4.000%	07/01/47		77	78,591
4.000%	09/01/47		58	58,958
4.000%	10/01/47		1,874	1,912,328
4.000%	10/01/47		404	411,963
4.000%	10/01/47		362	369,614

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/01/47		64	$65,232
4.000%	12/01/47		318	324,489
4.000%	12/01/47		25	25,360
4.000%	12/01/47		24	24,559
4.000%	01/01/48		2,798	2,855,952
4.000%	01/01/48		37	37,691
4.000%	02/01/48		2,289	2,338,707
4.000%	02/01/48		24	24,896
4.000%	03/01/48		283	289,151
4.000%	03/01/48		25	25,481
4.000%	03/01/48		25	25,476
4.000%	04/01/48		2,677	2,732,744
4.000%	04/01/48		2,243	2,294,396
4.000%	04/01/48		144	147,187
4.000%	04/01/48		25	25,513
4.000%	04/01/48		25	25,507
4.000%	04/01/48		25	25,482
4.000%	04/01/48		25	25,349
4.000%	04/01/48		25	25,114
4.000%	05/01/48		70	72,031
4.000%	05/01/48		25	25,548
4.500%	TBA	(tt)	4,500	4,677,226
4.500%	TBA	(tt)	2,950	3,071,713
4.500%	07/01/25		935	962,399
4.500%	07/01/39		10	10,327
4.500%	11/01/39		78	82,003
4.500%	12/01/39		1,386	1,457,875
4.500%	11/01/40		133	139,548
4.500%	12/01/40		83	87,408
4.500%	12/01/40		13	13,388
4.500%	03/01/41		27	28,626
4.500%	04/01/41		64	66,711
4.500%	05/01/41		71	75,036
4.500%	05/01/41		15	15,637
4.500%	07/01/41		30	30,838
4.500%	08/01/41		259	272,096
4.500%	08/01/41		12	12,531
4.500%	09/01/41		8	8,343
4.500%	10/01/41		81	85,394
4.500%	01/01/42		234	245,393
4.500%	02/01/42		34	35,684
4.500%	03/01/42		55	57,747
4.500%	05/01/42		358	375,028
4.500%	06/01/42		79	82,383
4.500%	07/01/42		50	52,302
4.500%	09/01/42		966	1,016,011
4.500%	10/01/42		326	341,451
4.500%	10/01/42		266	280,119
4.500%	10/01/42		88	91,484
4.500%	08/01/44		111	115,751
4.500%	10/01/44		234	245,231
4.500%	03/01/46		1,028	1,079,686
4.500%	06/01/46		119	124,803
4.500%	10/01/46		55	58,045
4.500%	11/01/46		60	62,819
4.500%	12/01/46		116	121,929
4.500%	01/01/47		93	97,959
4.500%	01/01/47		74	77,280

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/01/47		1,008	$1,055,489
4.500%	02/01/47		103	107,738
4.500%	08/01/56		626	660,511
5.000%	TBA	(tt)	200	211,863
5.000%	05/01/35		3	3,150
5.000%	07/01/35		178	190,686
5.000%	06/01/39		1,110	1,188,278
5.000%	03/01/44		230	243,991
5.000%	03/01/44		94	100,112
5.000%	06/01/44		73	77,516
5.000%	08/01/56		583	629,487
5.257%	08/01/41		200	213,238
5.500%	04/01/39		689	754,161
5.500%	09/01/39		80	86,122
5.625%	07/15/37		299	398,621
6.000%	07/01/39		291	315,741
6.474%	02/01/39		250	266,865
6.500%	10/01/37		869	968,907
6.500%	08/01/39		1,493	1,670,578
6.625%	11/15/30		150	201,198
7.250%	05/15/30		416	581,170
Government National Mortgage Assoc.
3.000%	TBA	(tt)	8,600	8,413,722
3.000%	06/20/42		436	431,206
3.000%	01/20/43		543	536,300
3.000%	01/15/45		116	113,586
3.000%	01/15/45		74	72,769
3.000%	01/15/45		71	69,097
3.000%	01/15/45		49	48,413
3.000%	01/15/45		41	39,902
3.000%	02/15/45		259	253,874
3.000%	02/15/45		199	194,935
3.000%	02/15/45		49	48,306
3.000%	03/15/45		638	625,100
3.000%	03/15/45		406	397,947
3.000%	03/15/45		392	384,349
3.000%	03/15/45		280	274,824
3.000%	03/15/45		236	230,866
3.000%	03/15/45		191	186,969
3.000%	03/15/45		176	172,670
3.000%	03/15/45		150	147,348
3.000%	03/15/45		131	127,866
3.000%	03/15/45		108	106,012
3.000%	03/15/45		76	74,472
3.000%	03/15/45		73	71,465
3.000%	03/15/45		59	57,600
3.000%	05/15/45		176	172,479
3.000%	06/15/45		249	244,126
3.000%	06/15/45		54	53,004
3.000%	06/15/45		44	43,248
3.000%	07/15/45		434	424,813
3.000%	07/15/45		265	259,394
3.000%	07/15/45		218	213,908
3.000%	07/15/45		156	152,569
3.000%	07/15/45		149	145,750
3.000%	07/15/45		86	83,864
3.000%	07/15/45		84	82,472

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/15/45		79	$77,180
3.000%	07/15/45		76	74,290
3.000%	07/15/45		74	72,632
3.000%	07/15/45		69	67,222
3.000%	08/20/45		453	445,803
3.000%	04/20/46		166	163,636
3.000%	09/20/46		990	972,250
3.000%	09/20/46		584	573,916
3.000%	12/20/46		1,995	1,955,786
3.000%	01/20/48		1,193	1,168,334
3.500%	TBA	(tt)	10,350	10,389,823
3.500%	11/20/41		1,318	1,333,994
3.500%	12/20/41		1,597	1,615,738
3.500%	02/20/43		2,374	2,402,566
3.500%	05/20/43		1,128	1,141,308
3.500%	04/20/46		45	45,381
3.500%	05/20/46		633	636,495
3.500%	05/20/46		435	437,545
3.500%	05/20/46		408	409,958
3.500%	05/20/46		315	316,648
3.500%	05/20/46		57	57,468
3.500%	05/20/46		40	40,042
3.500%	05/20/46		40	39,855
3.500%	05/20/46		39	39,233
3.500%	05/20/46		29	29,557
3.500%	05/20/46		23	23,335
3.500%	06/20/46		1,615	1,622,974
3.500%	06/20/46		526	529,083
3.500%	06/20/46		359	360,417
3.500%	06/20/46		133	134,041
3.500%	06/20/46		45	44,769
3.500%	06/20/46		41	41,344
3.500%	06/20/46		34	34,186
3.500%	06/20/46		30	30,010
3.500%	07/20/46		2,733	2,759,105
3.500%	03/20/48		3,600	3,617,115
4.000%	TBA	(tt)	1,150	1,178,660
4.000%	10/20/40		157	162,679
4.000%	11/20/40		1,811	1,872,848
4.000%	01/20/41		1,630	1,685,156
4.000%	02/20/41		31	31,828
4.000%	03/20/41		648	670,376
4.000%	10/20/41		493	509,670
4.000%	05/20/42		139	143,015
4.000%	08/20/44		42	42,874
4.000%	10/20/44		300	309,432
4.000%	11/20/44		663	685,251
4.000%	12/20/44		17	17,421
4.000%	10/20/45		1,873	1,933,997
4.000%	01/15/47		131	134,544
4.000%	01/15/47		120	123,480
4.000%	01/20/47		1,537	1,576,788
4.000%	05/20/47		1,347	1,383,473
4.000%	07/20/47		89	91,962
4.000%	01/20/48		98	100,858
4.500%	08/15/39		172	182,032
4.500%	09/15/39		787	832,397
4.500%	10/15/39		55	58,618

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/15/39		18	$18,757
4.500%	11/15/39		52	55,087
4.500%	11/15/39		29	30,962
4.500%	02/15/40		87	92,183
4.500%	03/15/40		107	113,318
4.500%	06/15/40	(k)	744	786,567
4.500%	06/15/40		80	83,701
4.500%	07/15/40		7	7,248
4.500%	10/15/40		12	12,901
4.500%	08/20/41		1,388	1,459,828
5.000%	11/15/33		8	8,817
5.000%	05/15/34		266	281,547
5.000%	06/15/40	(k)	121	127,432
6.000%	05/15/40		731	799,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $260,998,698)				256,973,662

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Bonds
2.250%	08/15/46		1,133	975,796
2.500%	02/15/45		1,335	1,217,197
2.500%	02/15/46		18,774	17,068,939
2.500%	05/15/46		1,215	1,104,036
2.750%	11/15/42		999	960,991
2.750%	08/15/47		975	930,401
2.750%	11/15/47		1,898	1,811,108
2.875%	05/15/43		1,368	1,344,167
2.875%	08/15/45		1,539	1,508,280
2.875%	11/15/46		1,597	1,563,625
3.000%	11/15/44		788	791,201
3.000%	05/15/45		1,702	1,708,582
3.000%	11/15/45		6,140	6,161,585
3.000%	02/15/47		9,505	9,539,159
3.000%	05/15/47		3,097	3,106,074
3.000%	02/15/48	(a)	1,524	1,529,120
3.125%	02/15/42		871	894,987
3.125%	02/15/43		4,430	4,547,845
3.125%	08/15/44		865	888,213
3.125%	05/15/48		10,331	10,617,927
3.375%	05/15/44		868	930,218
3.500%	02/15/39		3,900	4,248,867
3.625%	08/15/43		1,280	1,426,799
3.625%	02/15/44		1,452	1,619,831
3.750%	08/15/41		1,350	1,528,453
3.750%	11/15/43		49,771	56,581,460
3.875%	08/15/40		1,027	1,181,852
4.250%	11/15/40		23	27,888
4.375%	02/15/38		6,786	8,270,703
4.375%	05/15/40		954	1,173,867
4.375%	05/15/41		1,043	1,288,472
4.500%	02/15/36		9,529	11,651,436
4.500%	05/15/38	(a)	7,749	9,605,430
4.625%	02/15/40		3,114	3,952,348
4.750%	02/15/41		775	1,004,503
5.000%	05/15/37		9	11,751
5.250%	11/15/28		897	1,088,348
5.250%	02/15/29		25	30,437
5.375%	02/15/31		2,850	3,601,020

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
6.125%	11/15/27		651	$825,600
7.875%	02/15/21		1,198	1,357,297
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		2,178	2,304,748
0.125%	04/15/21		1,917	1,994,444
0.125%	01/15/22		1,690	1,838,293
0.125%	04/15/22		1,916	1,932,781
0.125%	07/15/22		1,771	1,896,888
0.125%	01/15/23		1,786	1,894,606
0.125%	07/15/24		1,786	1,831,380
0.125%	07/15/26		1,525	1,526,672
0.250%	01/15/25		1,786	1,837,007
0.375%	07/15/23		1,786	1,904,797
0.375%	07/15/25		1,786	1,852,895
0.375%	01/15/27		1,525	1,536,410
0.375%	07/15/27		1,526	1,520,155
0.500%	01/15/28		1,526	1,516,018
0.625%	07/15/21		1,524	1,700,016
0.625%	04/15/23		697	701,564
0.625%	01/15/24		1,785	1,913,654
0.625%	01/15/26		1,612	1,690,061
0.625%	02/15/43		582	600,038
0.750%	02/15/42		774	837,670
0.750%	02/15/45		1,002	1,033,790
0.875%	02/15/47		740	767,867
1.000%	02/15/46		741	806,753
1.000%	02/15/48		523	549,077
1.125%	01/15/21		1,394	1,616,881
1.250%	07/15/20		1,215	1,418,175
1.375%	01/15/20		784	918,337
1.375%	02/15/44		890	1,067,740
1.750%	01/15/28		609	795,615
1.875%	07/15/19		638	760,550
2.000%	01/15/26		716	990,143
2.125%	02/15/40		331	482,152
2.125%	02/15/41		427	618,306
2.375%	01/15/25		933	1,374,686
2.375%	01/15/27		585	826,461
2.500%	01/15/29		602	825,260
3.375%	04/15/32		201	378,629
3.625%	04/15/28		396	778,516
3.875%	04/15/29		489	982,281
U.S. Treasury Notes
0.750%	07/15/19		6,060	5,959,631
1.000%	10/15/19		417	409,393
1.000%	11/15/19		1,948	1,909,725
1.125%	02/28/21		2,567	2,469,835
1.125%	06/30/21		3,030	2,899,095
1.125%	08/31/21		2,171	2,071,185
1.125%	09/30/21		1,704	1,623,526
1.250%	08/31/19		2,213	2,183,436
1.250%	01/31/20		2,768	2,715,019
1.250%	10/31/21		2,075	1,982,436
1.375%	12/15/19		2,604	2,563,211
1.375%	01/15/20		2,023	1,988,941
1.375%	02/15/20		2,375	2,332,603
1.375%	02/29/20		2,607	2,558,832
1.375%	03/31/20		15,157	14,862,149
1.375%	04/30/20	(a)	19,907	19,499,529
1.375%	08/31/20		2,134	2,080,983

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
1.375%	09/30/20	2,395	$2,332,786
1.375%	10/31/20	1,656	1,610,978
1.375%	01/31/21	2,272	2,202,686
1.375%	04/30/21	2,534	2,448,576
1.375%	05/31/21	1,485	1,433,082
1.375%	06/30/23	2,417	2,263,766
1.500%	10/31/19	3,465	3,421,958
1.500%	11/30/19	1,728	1,704,713
1.500%	04/15/20	1,987	1,951,684
1.500%	05/15/20	1,442	1,415,075
1.500%	05/31/20	2,562	2,512,561
1.500%	02/28/23	808	764,917
1.500%	08/15/26	1,896	1,712,325
1.625%	07/31/19	716	710,127
1.625%	08/31/19	2,451	2,428,788
1.625%	12/31/19	2,411	2,381,051
1.625%	03/15/20	1,961	1,931,891
1.625%	06/30/20	1,627	1,598,083
1.625%	11/30/20	1,665	1,627,668
1.625%	11/15/22	1	955
1.625%	05/31/23	2,412	2,289,893
1.625%	10/31/23	1,741	1,643,477
1.625%	02/15/26	1,136	1,042,191
1.625%	05/15/26	3,333	3,049,150
1.750%	09/30/19	1,549	1,535,930
1.750%	12/31/20	2,066	2,024,115
1.750%	11/30/21	582	564,425
1.750%	02/28/22	2,477	2,396,788
1.750%	03/31/22	1,289	1,246,302
1.750%	04/30/22	539	520,577
1.750%	05/15/22	1,261	1,217,023
1.750%	09/30/22	1,883	1,811,137
1.750%	01/31/23	849	813,548
1.750%	05/15/23	1,758	1,679,508
1.875%	12/31/19	14,350	14,221,635
1.875%	01/31/22	2,685	2,612,002
1.875%	02/28/22	1,344	1,306,515
1.875%	03/31/22	2,357	2,289,328
1.875%	04/30/22	2,297	2,228,898
1.875%	07/31/22	525	508,245
1.875%	08/31/22	1,875	1,813,843
1.875%	09/30/22	2,065	1,996,355
2.000%	11/30/20	2,276	2,244,883
2.000%	01/15/21	459	452,294
2.000%	11/15/21	3,009	2,945,882
2.000%	12/31/21	2,368	2,315,459
2.000%	11/30/22	2,867	2,782,558
2.000%	02/15/23	1,718	1,664,380
2.000%	04/30/24	1,277	1,223,226
2.000%	02/15/25	4,789	4,554,601
2.000%	08/15/25	3,193	3,024,619
2.000%	11/15/26	1,174	1,100,587
2.125%	01/31/21	2,333	2,305,007
2.125%	08/15/21	2,457	2,418,993
2.125%	06/30/22	30,301	29,646,451
2.125%	12/31/22	2,717	2,648,757
2.125%	11/30/23	2,467	2,387,979
2.125%	02/29/24	1,176	1,135,943
2.125%	03/31/24	1,695	1,636,138
2.125%	09/30/24	2,146	2,063,010

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.125%	11/30/24		1,249	$1,199,284
2.125%	05/15/25		38,079	36,438,330
2.250%	03/31/21		443	438,726
2.250%	12/31/23		1,375	1,338,745
2.250%	01/31/24		1,390	1,352,427
2.250%	10/31/24		1,574	1,523,644
2.250%	11/15/24		586	567,001
2.250%	11/15/25		2,804	2,696,769
2.250%	02/15/27		48,241	46,034,349
2.250%	08/15/27		1,931	1,837,844
2.250%	11/15/27		801	761,419
2.375%	08/15/24		25,463	24,857,259
2.375%	05/15/27		2,469	2,377,666
2.500%	05/31/20	(a)	805	804,623
2.500%	06/30/20		13,928	13,919,295
2.500%	03/31/23		7,857	7,778,429
2.500%	08/15/23		1,920	1,897,425
2.500%	05/15/24		2,220	2,185,139
2.500%	01/31/25		1,394	1,368,570
2.625%	11/15/20		3,072	3,075,000
2.625%	06/15/21		16,242	16,243,903
2.625%	06/30/23		10,252	10,201,941
2.750%	11/15/23		2,715	2,713,939
2.750%	02/15/24		2,337	2,333,896
2.750%	02/28/25		8,200	8,170,852
2.750%	06/30/25		13,084	13,026,758
2.750%	02/15/28		6,741	6,683,333
2.875%	05/31/25		1,729	1,735,619
2.875%	05/15/28		8,311	8,327,557
3.375%	11/15/19		2,432	2,461,259
3.625%	02/15/20		2,665	2,712,054
3.625%	02/15/21		2,638	2,705,290
U.S. Treasury Strips Coupon
2.768%(s)	02/15/34		5,200	3,258,873

TOTAL U.S. TREASURY OBLIGATIONS (cost $694,815,879)				684,449,198

TOTAL LONG-TERM INVESTMENTS (cost $4,278,158,853)				4,479,856,376

			Shares
SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MUTUAL FUNDS — 14.7%
PGIM Core Ultra Short Bond Fund(w)			536,850,883	536,850,883
PGIM Institutional Money Market Fund (cost $201,027,837; includes $200,680,586 of cash collateral for securities on loan)(b)(w)			201,007,985	201,028,086

TOTAL AFFILIATED MUTUAL FUNDS (cost $737,878,720)				737,878,969

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
1.788%	08/02/18	(k)	320	$319,501
1.804%	07/26/18	(k)	13,860	13,844,038
1.873%	08/09/18	(k)	5,910	5,898,631
1.875%	08/30/18	(k)	330	328,994
1.882%	08/23/18	(k)	10	9,974
1.897%	09/06/18	(k)	3,350	3,338,469

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,738,539)				23,739,607

TOTAL SHORT-TERM INVESTMENTS (cost $761,617,259)				761,618,576

TOTAL INVESTMENTS — 104.2% (cost $5,039,776,112)				5,241,474,952
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.2)%				(212,433,974)

NET ASSETS — 100.0%				$5,029,040,978

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,698,051 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,496,080; cash collateral of $200,680,586 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $38,175,000 is 0.8% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date		Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.	2.500%	TBA	(tt)	07/17/18	$(800)	$(777,502)
Federal National Mortgage Assoc.	3.000%	TBA	(tt)	07/17/18	(700)	(695,891)
Federal National Mortgage Assoc.	3.500%	TBA	(tt)	07/12/18	(2,800)	(2,786,829)
Federal National Mortgage Assoc.	4.000%	TBA	(tt)	07/12/18	(1,500)	(1,529,253)
Federal National Mortgage Assoc.	4.500%	TBA	(tt)	07/12/18	(100)	(104,126)
Government National Mortgage Assoc.	3.000%	TBA	(tt)	07/19/18	(1,000)	(978,340)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,870,717)						$(6,871,941)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	5 Year U.S. Treasury Notes	Sep. 2018	$2,045,109	$15,250
7	10 Year U.S. Treasury Notes	Sep. 2018	841,313	7,055
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	319,125	12,250
4,157	Mini MSCI EAFE Index	Sep. 2018	406,429,890	(12,222,767)
429	Russell 2000 E-Mini Index	Sep. 2018	35,338,875	(591,214)
347	S&P 500 E-Mini Index	Sep. 2018	47,219,759	(463,020)

				(13,242,446)

Short Positions:
93	2 Year U.S. Treasury Notes	Sep. 2018	19,700,016	(39,234)
18	10 Year U.S. Ultra Treasury Notes	Sep. 2018	2,308,219	(21,899)

				(61,133)

				$(13,303,579)

Securities with a combined market value of $23,806,583 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,638,861,822	$1,152,010,127	$89,018
Preferred Stocks	2,765,417	13,101,410	—
Rights	99,983	—	—
Unaffiliated Exchange Traded Funds	15,895,147	—	—
Asset-Backed Securities
Automobiles	—	20,697,623	—
Consumer Loans	—	2,845,618	—
Credit Cards	—	2,964,430	—
Equipment	—	4,109,588	1,000,896
Home Equity Loans	—	1,932,922	—
Other	—	6,649,318	—

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities	$—	$2,805,539	$—
Student Loans	—	4,729,869	—
Bank Loans	—	47,863,413	4,834,420
Commercial Mortgage-Backed Securities	—	51,726,742	—
Corporate Bonds	—	506,140,420	773,717
Municipal Bonds	—	6,093,445	—
Residential Mortgage-Backed Securities	—	42,403,282	—
Sovereign Bonds	—	8,039,350	—
U.S. Government Agency Obligations	—	256,973,662	—
U.S. Treasury Obligations	—	708,188,805	—
Affiliated Mutual Funds	737,878,969	—	—
Other Financial Instruments*
Forward Commitment Contracts	—	(6,871,941)	—
Futures Contracts	(13,303,579)	—	—

Total	$2,382,197,759	$2,832,403,622	$6,698,051

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (4.0% represents investments purchased with collateral from securities on loan)	14.7%
U.S. Treasury Obligations	14.1
Banks	6.6
U.S. Government Agency Obligations	5.1
Oil, Gas & Consumable Fuels	3.4
Software	3.1
Pharmaceuticals	2.5
Insurance	2.4
Internet Software & Services	1.9
Chemicals	1.9
IT Services	1.9
Machinery	1.6
Hotels, Restaurants & Leisure	1.6
Health Care Providers & Services	1.5
Electric Utilities	1.5
Capital Markets	1.4
Health Care Equipment & Supplies	1.4
Semiconductors & Semiconductor Equipment	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Beverages	1.3
Food Products	1.2
Aerospace & Defense	1.2
Media	1.2
Biotechnology	1.2
Diversified Telecommunication Services	1.1
Commercial Mortgage-Backed Securities	1.0
Automobiles	1.0
Technology Hardware, Storage & Peripherals	1.0
Metals & Mining	1.0
Residential Mortgage-Backed Securities	0.9
Internet & Direct Marketing Retail	0.9
Electric	0.8

Personal Products	0.8%
Diversified Financial Services	0.8
Real Estate Management & Development	0.8
Tobacco	0.7
Food & Staples Retailing	0.7
Textiles, Apparel & Luxury Goods	0.7
Real Estate Investment Trusts (REITs)	0.7
Pipelines	0.6
Commercial Services & Supplies	0.6
Oil & Gas	0.6
Specialty Retail	0.6
Multi-Utilities	0.6
Trading Companies & Distributors	0.5
Construction & Engineering	0.5
Household Durables	0.5
Life Sciences Tools & Services	0.5
Telecommunications	0.5
Auto Manufacturers	0.5
Electronic Equipment, Instruments & Components	0.5
Professional Services	0.5
Household Products	0.4
Industrial Conglomerates	0.4
Building Products	0.4
Communications Equipment	0.4
Diversified Consumer Services	0.3
Unaffiliated Exchange Traded Funds	0.3
Airlines	0.3
Containers & Packaging	0.3
Electrical Equipment	0.3
Transportation Infrastructure	0.3
Road & Rail	0.3
Energy Equipment & Services	0.3
Auto Components	0.3
Construction Materials	0.2
Consumer Finance	0.2
Healthcare-Services	0.2
Wireless Telecommunication Services	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry table (cont.)
Mortgage Real Estate Investment Trusts (REITs)	0.2%
Thrifts & Mortgage Finance	0.2
Paper & Forest Products	0.2
Gas Utilities	0.2
Air Freight & Logistics	0.2
Retail	0.2
Healthcare-Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Sovereign Bonds	0.2
Computers	0.2
Leisure Products	0.2
Multiline Retail	0.1
Other	0.1
Commercial Services	0.1
Municipal Bonds	0.1
Gas	0.1
Agriculture	0.1
Equipment	0.1
Student Loans	0.1
Foods	0.1
Internet	0.1
Oil & Gas Services	0.1
Credit Cards	0.1
Consumer Loans	0.1
Transportation	0.1
Building Materials	0.1
Packaging & Containers	0.0	*
Engineering & Construction	0.0	*
Health Care Technology	0.0	*
Home Equity Loans	0.0	*
Electronics	0.0	*
Marine	0.0	*
Home Builders	0.0	*
Real Estate	0.0	*
Mining	0.0	*
Semiconductors	0.0	*

Distributors	0.0	%*
Machinery-Diversified	0.0	*
Investment Companies	0.0	*
Entertainment	0.0	*
Miscellaneous Manufacturing	0.0	*
Technology Services	0.0	*
Computer Services & Software	0.0	*
Gaming	0.0	*
Iron/Steel	0.0	*
Machinery-Construction & Mining	0.0	*
Lodging	0.0	*
Leisure Time	0.0	*
Food Service	0.0	*
Shipping	0.0	*
Oil & Gas Equipment & Services	0.0	*
Distribution/Wholesale	0.0	*
Consumer Products & Services	0.0	*
Private Equity	0.0	*
Conglomerates	0.0	*
Warehouse/Industrial	0.0	*
Information Technology	0.0	*
Household Products/Wares	0.0	*
Educational Services	0.0	*
Broadcasting	0.0	*
Materials	0.0	*
Iron & Steel	0.0	*
Consumer Services	0.0	*
Energy-Alternate Sources	0.0	*
Trucking & Leasing	0.0	*
Business Services	0.0	*

	104.2
Liabilities in excess of other assets	(4.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$13,277,001	*
Equity contracts	Unaffiliated investments	99,983		—	—
Interest rate contracts	Due from/to broker — variation margin futures	34,555	*	Due from/to broker — variation margin futures	61,133	*

Total		$134,538			$13,215,868

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(12,995)	$8,186,777
Interest rate contracts	—	116,962

Total	$(12,995)	$8,303,739

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(7,788)	$(24,433,073)
Interest rate contracts	—	(45,756)

	$(7,788)	$(24,478,829)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)
$515,384,060	$15,316,318

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$195,496,080	$(195,496,080)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $195,496,080:
Unaffiliated investments (cost $4,301,897,392)	$4,503,595,983
Affiliated investments (cost $737,878,720)	737,878,969
Foreign currency, at value (cost $905,993)	904,016
Receivable for investments sold	180,747,579
Receivable for portfolio shares sold	95,029,670
Dividends and interest receivable	14,779,969
Tax reclaim receivable	7,114,781
Due from broker-variation margin futures	2,678,699
Receivable from affiliate	159,248
Prepaid expenses	5,317

Total Assets	5,542,894,231

LIABILITIES:
Payable for investments purchased.	203,765,266
Payable to broker for collateral for securities on loan	200,680,586
Payable for portfolio shares repurchased	96,502,664
Forward commitment contracts, at value (proceeds receivable $6,870,717)	6,871,941
Payable to affiliate	2,776,547
Payable to custodian	1,233,311
Management fees payable	1,126,876
Accrued expenses and other liabilities	723,203
Distribution fee payable	172,206
Affiliated transfer agent fee payable	365
Foreign capital gains tax liability accrued	144
Foreign withholding taxes payable	144

Total Liabilities	513,853,253

NET ASSETS	$5,029,040,978

Net assets were comprised of:
Partners Equity	$5,029,040,978

Net asset value and redemption price per share, $5,029,040,978 / 340,542,342 outstanding shares of beneficial interest	$14.77

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $3,132,997, of which $227,776 is reimbursable by an affiliate)	$38,401,550
Interest income	23,767,656
Affiliated dividend income	5,357,014
Income from securities lending, net (including affiliated income of $488,030)	861,390

68,387,610

EXPENSES
Management fees	16,815,647
Distribution fee	6,450,436
Custodian and accounting fees	663,541
Trustees’ fees	29,992
Audit fee	25,984
Legal fees and expenses	12,076
Shareholders’ reports	9,542
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	80,127

Total expenses	24,090,811
Less: Fee waivers and/or expense reimbursement	(174,112)

Net expenses	23,916,699

NET INVESTMENT INCOME (LOSS)	44,470,911

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(608))	157,923,027
Futures transactions	8,303,739
Foreign currency transactions	(132,209)

166,094,557

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $17,853)	(215,356,002)
Futures	(24,478,829)
Foreign currencies	(111,807)

(239,946,638)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(73,852,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,381,170)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$44,470,911	$67,896,097
Net realized gain (loss) on investment and foreign currency transactions	166,094,557	365,934,115
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(239,946,638)	338,234,053

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,381,170)	772,064,265

FUND SHARE TRANSACTIONS:
Fund share sold [1,124,726 and 4,468,011 shares, respectively]	16,808,207	60,771,107
Fund share repurchased [17,705,640 and 23,099,542 shares, respectively].	(262,667,756)	(320,636,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(245,859,549)	(259,865,157)

CAPITAL CONTRIBUTIONS	564,827	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(274,675,892)	512,199,108
NET ASSETS:
Beginning of period	5,303,716,870	4,791,517,762

End of period	$5,029,040,978	$5,303,716,870

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 90.7%
AFFILIATED MUTUAL FUNDS	Shares	Value
AST AB Global Bond Portfolio*	56,603,113	$610,747,589
AST AQR Emerging Markets Equity Portfolio*	278,033	3,291,909
AST AQR Large-Cap Portfolio*	15,851,069	295,939,466
AST BlackRock Low Duration Bond Portfolio*	5,945,325	63,733,888
AST BlackRock/Loomis Sayles Bond Portfolio*	13,447,220	180,865,110
AST ClearBridge Dividend Growth Portfolio* .	8,679,399	151,021,547
AST Goldman Sachs Global Income Portfolio*	26,857,927	284,962,610
AST Goldman Sachs Large-Cap Value Portfolio*	1,200,317	36,525,634
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,611,319	15,790,924
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	47,991,571
AST Goldman Sachs Strategic Income Portfolio*	10,876,763	103,873,083
AST High Yield Portfolio*	8,862,649	89,867,266
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,536,208	105,166,814
AST International Growth Portfolio*	9,730,701	177,585,291
AST International Value Portfolio*	7,702,348	156,665,753
AST Jennison Large-Cap Growth Portfolio* .	2,832,465	97,465,133
AST Loomis Sayles Large-Cap Growth Portfolio*	2,983,422	153,825,233
AST Lord Abbett Core Fixed Income Portfolio*	20,100,622	249,649,722
AST MFS Growth Portfolio*	3,549,218	94,373,715
AST MFS Large-Cap Value Portfolio*	7,332,607	141,739,284
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	240,892	8,387,860
AST Parametric Emerging Markets Equity Portfolio*	199,532	1,863,626
AST Prudential Core Bond Portfolio*	72,344,968	871,756,866
AST QMA International Core Equity Portfolio*	6,109,564	75,208,737
AST QMA Large-Cap Portfolio*	15,681,004	297,939,069
AST Small-Cap Growth Opportunities Portfolio*	1,703,184	37,180,515
AST Small-Cap Growth Portfolio*	791,762	39,089,293
AST Small-Cap Value Portfolio*	679,611	20,068,912
AST T. Rowe Price Large-Cap Growth Portfolio*	3,143,517	121,905,572
AST T. Rowe Price Large-Cap Value Portfolio*	6,933,681	103,797,199
AST Templeton Global Bond Portfolio*	131,266	1,420,302
AST WEDGE Capital Mid-Cap Value Portfolio*	329,916	8,422,748
AST Wellington Management Global Bond Portfolio*	67,860,640	727,466,062
AST Western Asset Core Plus Bond Portfolio*	46,743,940	580,092,292
AST Western Asset Emerging Markets Debt Portfolio*	1,359,819	14,454,877

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $5,183,686,760)(w)		$5,970,135,472

SHORT-TERM INVESTMENTS — 9.1%
AFFILIATED MUTUAL FUND — 8.9%
PGIM Core Ultra Short Bond Fund (cost $588,597,699)(w)	588,597,699	588,597,699

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $10,954,411)
1.865%	09/20/18	11,000	10,954,167

TOTAL SHORT-TERM INVESTMENTS (cost $599,552,110)			599,551,866

TOTAL INVESTMENTS — 99.8% (cost $5,783,238,870)			6,569,687,338
OTHER ASSETS IN EXCESS OF LIABILITIES(Z) — 0.2%			10,988,404

NET ASSETS — 100.0%			$6,580,675,742

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
762	2 Year U.S. Treasury Notes	Sep. 2018	$161,413,033	$76,595
1,212	10 Year U.S. Treasury Notes	Sep. 2018	145,667,250	1,135,287
116	CAC40 10 Euro	Jul. 2018	7,207,413	(177,459)
22	DAX Index.	Sep. 2018	7,905,636	(355,187)
245	Euro STOXX 50 Index	Sep. 2018	9,702,035	(162,311)
38	FTSE 100 Index.	Sep. 2018	3,812,187	(31,344)
12	Mini MSCI EAFE Index	Sep. 2018	1,173,240	(46,907)
208	Russell 2000 E-Mini Index	Sep. 2018	17,134,000	(299,780)
401	S&P 500 E-Mini Index	Sep. 2018	54,568,080	(1,223,675)
109	S&P 500 Index	Sep. 2018	74,163,600	(1,659,525)
109	TOPIX Index	Sep. 2018	17,036,942	(426,109)

				$(3,170,415)

A security with a market value of $10,954,167 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,558,733,171	$—	$—
U.S. Treasury Obligation	—	10,954,167	—
Other Financial Instruments*
Futures Contracts	(3,170,415)	—	—

Total	$6,555,562,756	$10,954,167	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Core Bond	55.8%
Large/Mid-Cap Growth	16.4
Ultra Short Bond	8.9
Large/Mid-Cap Value	6.1
International Value	3.5
International Growth	2.7

Large/Mid-Cap Blend	2.3%
High Yield	1.4
Small-Cap Growth	1.2
Small-Cap Value	1.0
Emerging Markets	0.3
U.S. Treasury Obligation	0.2

99.8
Other assets in excess of liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker-variation margin futures	$4,382,297	*
Interest rate contracts	Due from/to broker-variation margin futures	1,211,882	*	—	—

Total		$1,211,882			$4,382,297

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$6,986,186
Interest rate contracts	(7,197,494)

Total	$(211,308)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(5,291,936)
Interest rate contracts	2,371,310

Total	$(2,920,626)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$514,164,273

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Affiliated investments (cost $5,772,284,459)	$6,558,733,171
Unaffiliated investments (cost $10,954,411)	10,954,167
Foreign currency, at value (cost $10,560,404)	10,350,804
Receivable for portfolio shares sold	1,220,106
Due from broker-variation margin futures	429,982
Prepaid expenses	654

Total Assets	6,581,688,884

LIABILITIES:
Management fees payable	355,409
Deposit due to broker-futures	349,692
Payable for portfolio shares repurchased	208,003
Administration fees payable	72,105
Accrued expenses and other liabilities	27,568
Affiliated transfer agent fee payable	365

Total Liabilities	1,013,142

NET ASSETS	$6,580,675,742

Net assets were comprised of:
Partners Equity	$6,580,675,742

Net asset value and redemption price per share, $6,580,675,742 / 406,894,586 outstanding shares of beneficial interest	$16.17

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Affiliated dividend income	$5,533,923
Interest income	45,154

Total Income	5,579,077

EXPENSES
Management fees	5,055,686
Custodian and accounting fees	172,921
Trustees’ fees	39,196
Legal fees and expenses	14,302
Audit fee	12,992
Shareholders’ reports	3,494
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	16,326

Total expenses	5,318,383
Less: Fee waivers and/or expense reimbursement	(61,637)

Net expenses	5,256,746

NET INVESTMENT INCOME (LOSS)	322,331

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $134,641,315)	134,659,689
Futures transactions	(211,308)
Foreign currency transactions	353,065

134,801,446

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(138,081,289))	(138,082,820)
Futures	(2,920,626)
Foreign currencies	(320,935)

(141,324,381)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(6,522,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,200,604)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$322,331	$(4,136,671)
Net realized gain (loss) on investment and foreign currency transactions	134,801,446	373,348,447
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(141,324,381)	292,066,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,200,604)	661,278,704

FUND SHARE TRANSACTIONS:
Fund share sold [2,864,682 and 2,748,732 shares, respectively]	46,337,945	42,772,419
Net asset value of shares issued in merger [0 and 32,096,143 shares, respectively]	—	489,790,149
Fund share repurchased [28,141,582 and 51,622,338 shares, respectively]	(455,617,699)	(799,215,163)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(409,279,754)	(266,652,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(415,480,358)	394,626,109
NET ASSETS:
Beginning of period	6,996,156,100	6,601,529,991

End of period	$6,580,675,742	$6,996,156,100

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 88.3%		Value
COMMON STOCKS — 65.2%	Shares
Aerospace & Defense — 1.4%
AAR Corp.	47,900	$2,226,867
Curtiss-Wright Corp.	228,500	27,196,070
Dassault Aviation SA (France)(a)	3,106	5,905,958
Ducommun, Inc.*	11,500	380,535
Esterline Technologies Corp.*	121,000	8,929,800
General Dynamics Corp.	110,500	20,598,305
Harris Corp.	115,000	16,622,100
Huntington Ingalls Industries, Inc.	28,400	6,156,836
Lockheed Martin Corp.	210,200	62,099,386
Moog, Inc. (Class A Stock)	33,400	2,603,864
Northrop Grumman Corp.	51,100	15,723,470
QinetiQ Group PLC (United Kingdom)	78,628	279,061
Raytheon Co.	308,700	59,634,666
Safran SA (France)	46,016	5,572,770
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	275,500	23,668,205
Teledyne Technologies, Inc.*	12,500	2,488,250
Thales SA (France)	2,465	317,132
Vectrus, Inc.*	42,700	1,316,014
Wesco Aircraft Holdings, Inc.*	154,100	1,733,625

		263,452,914

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	164,358	5,340,058
FedEx Corp.	38,400	8,719,104
Oesterreichische Post AG (Austria)	4,755	216,696
Royal Mail PLC (United Kingdom)	1,009,462	6,715,867

		20,991,725

Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)	642,205	1,379,955
Dart Group PLC (United Kingdom)	21,531	220,738
Deutsche Lufthansa AG (Germany)	413,938	9,916,986
easyJet PLC (United Kingdom)	21,164	465,605
Finnair OYJ (Finland)	145,412	1,567,536
Hawaiian Holdings, Inc.(a)	60,100	2,160,595
International Consolidated Airlines Group SA (United Kingdom)	759,283	6,644,515
Japan Airlines Co. Ltd. (Japan)	182,400	6,462,628
JetBlue Airways Corp.*	282,000	5,352,360
Southwest Airlines Co.	200,200	10,186,176
Turk Hava Yollari AO (Turkey)*	84,076	247,961

		44,605,055

Auto Components — 0.4%
Brembo SpA (Italy)	20,501	276,493
Cooper-Standard Holdings, Inc.*	17,700	2,312,859
Dana, Inc.	834,600	16,850,574
Delphi Technologies PLC	61,000	2,773,059
Exedy Corp. (Japan)	45,800	1,417,569
Faurecia SA (France)	142,569	10,134,730
FCC Co. Ltd. (Japan)	24,700	695,833
Gentex Corp.(a)	304,900	7,018,798
Keihin Corp. (Japan)	170,100	3,451,734
Leoni AG (Germany)	67,990	3,445,675
Modine Manufacturing Co.*	70,700	1,290,275
NGK Spark Plug Co. Ltd. (Japan)	22,000	625,433
Nissin Kogyo Co. Ltd. (Japan)	50,200	887,620

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Press Kogyo Co. Ltd. (Japan)	105,000	$615,193
Stanley Electric Co. Ltd. (Japan)	43,100	1,467,558
Tenneco, Inc.	151,300	6,651,148
Tower International, Inc.	48,100	1,529,580
Toyota Industries Corp. (Japan)	22,200	1,242,662
TS Tech Co. Ltd. (Japan)	168,000	6,998,703
Unipres Corp. (Japan)	62,200	1,217,028

		70,902,524

Automobiles — 0.7%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	48,500	46,162
Bajaj Auto Ltd. (India)	11,832	485,227
Bayerische Motoren Werke AG (Germany)	44,168	3,992,459
Ferrari NV (Italy)	44,079	5,958,130
Fiat Chrysler Automobiles NV (United Kingdom)	162,080	3,057,520
Ford Otomotiv Sanayi A/S (Turkey)	71,563	952,348
Geely Automobile Holdings Ltd. (China)	136,000	349,913
General Motors Co.	1,474,700	58,103,180
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	672,000	653,797
Hero MotoCorp Ltd. (India)	1,386	70,277
Honda Motor Co. Ltd. (Japan)	265,500	7,784,721
Mahindra & Mahindra Ltd. (India)	100,460	1,316,557
Mitsubishi Motors Corp. (Japan)	92,500	737,346
Peugeot SA (France)	245,968	5,604,456
Suzuki Motor Corp. (Japan)	153,400	8,453,585
Thor Industries, Inc.	343,600	33,463,204
Toyota Motor Corp. (Japan)	166,900	10,793,254
Volkswagen AG (Germany)	4,487	737,632
Winnebago Industries, Inc.(a)	52,300	2,123,380

		144,683,148

Banks — 4.9%
77 Bank Ltd. (The) (Japan)	9,700	210,666
ABN AMRO Group NV (Netherlands), CVA, 144A	600,094	15,519,526
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	88,492	170,140
Agricultural Bank of China Ltd. (China) (Class H Stock)	6,720,000	3,136,420
Akbank Turk A/S (Turkey)	277,759	453,969
BancFirst Corp.	34,300	2,030,560
Banco Bradesco SA (Brazil)	27,797	173,563
Banco do Brasil SA (Brazil)	28,900	212,141
Banco Santander Brasil SA (Brazil)	11,300	85,280
Banco Santander Chile (Chile)	1,770,695	138,643
Bancolombia SA (Colombia)	6,225	74,121
Bancorp, Inc. (The)*	95,600	999,976
Bank Hapoalim BM (Israel)	203,533	1,379,798
Bank Leumi Le-Israel BM (Israel)	1,607,662	9,512,669
Bank Negara Indonesia Persero Tbk PT (Indonesia)	229,600	112,816
Bank of America Corp.	4,036,300	113,783,297
Bank of China Ltd. (China) (Class H Stock)	4,442,000	2,202,898
Bank of Communications Co. Ltd. (China) (Class H Stock)*	2,232,000	1,708,284
Bank of East Asia Ltd. (The) (Hong Kong)	594,600	2,369,870

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	85,900	$3,927,348
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,559,400	308,435
Bankinter SA (Spain)	1,203,311	11,675,742
BankUnited, Inc.	261,100	10,665,935
BB&T Corp.	526,600	26,561,704
Berkshire Hills Bancorp, Inc.(a)	67,200	2,728,320
BNK Financial Group, Inc. (South Korea)	161,471	1,352,978
BNP Paribas SA (France)	151,320	9,360,203
Boston Private Financial Holdings, Inc.	20,100	319,590
BPER Banca (Italy)	64,732	353,200
Brookline Bancorp, Inc.	146,100	2,717,460
Cathay General Bancorp	347,700	14,078,373
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,034,000	645,785
China Construction Bank Corp. (China) (Class H Stock)*	7,722,000	7,065,950
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	146,500	538,887
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	838,200	598,969
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	1,040,000	617,287
Citigroup, Inc.	797,200	53,348,624
Citizens Financial Group, Inc.	91,600	3,563,240
Concordia Financial Group Ltd. (Japan)	149,200	758,209
CTBC Financial Holding Co. Ltd. (Taiwan)	480,920	345,550
Cullen/Frost Bankers, Inc.(a)	28,200	3,052,368
Customers Bancorp, Inc.*	63,300	1,796,454
Danske Bank A/S (Denmark)	101,512	3,162,494
DBS Group Holdings Ltd. (Singapore)	285,900	5,559,903
DGB Financial Group, Inc. (South Korea)	108,443	997,359
DNB ASA (Norway)	282,057	5,492,513
East West Bancorp, Inc.	551,345	35,947,694
Enterprise Financial Services Corp.	44,500	2,400,775
FB Financial Corp.	8,100	329,832
Financial Institutions, Inc.	27,800	914,620
First BanCorp (Puerto Rico)*	700,100	5,355,765
First Busey Corp.	13,500	428,220
First Citizens BancShares, Inc. (Class A Stock)	8,500	3,428,050
First Community Bancshares, Inc.	17,300	551,178
First Financial Bancorp	52,900	1,621,385
First Financial Corp.	15,400	698,390
First Horizon National Corp.	687,700	12,268,568
First International Bank of Israel Ltd. (Israel)	107,549	2,248,812
First Interstate BancSystem, Inc. (Class A Stock)	75,600	3,190,320
First Merchants Corp.	14,700	682,080
FNB Corp.	179,800	2,412,916
Franklin Financial Network, Inc.*	12,600	473,760
Fukuoka Financial Group, Inc. (Japan)	100,000	501,830
Fulton Financial Corp.	472,600	7,797,900
Great Southern Bancorp, Inc.	12,300	703,560
Green Bancorp, Inc.	40,700	879,120
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	194,400	1,143,089

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	$46,078
Gunma Bank Ltd. (The) (Japan)	46,300	242,369
Hachijuni Bank Ltd. (The) (Japan)	55,400	236,048
Hana Financial Group, Inc. (South Korea)	75,525	2,900,216
Hancock Whitney Corp.	485,400	22,643,910
Hang Seng Bank Ltd. (Hong Kong)	627,400	15,666,402
Hanmi Financial Corp.	16,400	464,940
Heartland Financial USA, Inc.	38,900	2,133,665
Heritage Commerce Corp.	43,000	730,570
Hilltop Holdings, Inc.	231,600	5,111,412
Hokuhoku Financial Group, Inc. (Japan)	54,800	727,590
Hong Leong Bank Bhd (Malaysia)	10,400	46,888
Hope Bancorp, Inc.	100,300	1,788,349
HSBC Holdings PLC (United Kingdom)	1,210,861	11,314,700
Huntington Bancshares, Inc.	458,600	6,768,936
IBERIABANK Corp.	73,500	5,571,300
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	5,329,000	3,974,583
Industrial Bank of Korea (South Korea)	210,527	2,903,535
International Bancshares Corp.	213,300	9,129,240
Intesa Sanpaolo SpA (Italy)	6,569,535	19,007,469
JPMorgan Chase & Co.	1,333,300	138,929,860
Jyske Bank A/S (Denmark)	9,725	531,568
KB Financial Group, Inc. (South Korea)	66,049	3,109,044
KBC Group NV (Belgium)	230,033	17,666,578
Komercni banka A/S (Czech Republic)	26,333	1,105,929
Lloyds Banking Group PLC (United Kingdom)	24,591,456	20,403,944
Masraf Al Rayan QSC (Qatar)	9,917	95,190
Mebuki Financial Group, Inc. (Japan)	136,400	457,537
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,518,208	14,043,487
Metropolitan Bank Holding Corp.*(a)	12,000	629,760
MidWestOne Financial Group, Inc.	14,900	503,322
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,625,000	9,205,437
Mizrahi Tefahot Bank Ltd. (Israel)	53,794	989,685
Mizuho Financial Group, Inc. (Japan)	3,307,400	5,571,268
National Bank of Canada (Canada)	13,400	643,371
Nedbank Group Ltd. (South Africa)	6,369	115,676
Nishi-Nippon Financial Holdings, Inc. (Japan)	19,100	222,690
North Pacific Bank Ltd. (Japan)	67,900	226,632
OFG Bancorp (Puerto Rico)(a)	82,800	1,163,340
OTP Bank Nyrt (Hungary)	6,064	218,942
Oversea-Chinese Banking Corp. Ltd. (Singapore)	511,100	4,353,424
PacWest Bancorp	445,800	22,031,436
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,576,000	1,023,078
Preferred Bank	31,400	1,929,844
Public Bank Bhd (Malaysia)	78,100	451,802
Qatar Islamic Bank SAQ (Qatar)	11,949	380,702
QCR Holdings, Inc.	20,200	958,490
Raiffeisen Bank International AG (Austria)	19,806	606,843
Renasant Corp.	8,200	373,264
Republic Bancorp, Inc. (Class A Stock)	9,500	430,350
Resona Holdings, Inc. (Japan)	326,100	1,738,041

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Sberbank of Russia PJSC (Russia), ADR	83,672	$1,207,805
Shinhan Financial Group Co. Ltd. (South Korea)	27,777	1,075,474
Signature Bank*	118,500	15,153,780
Simmons First National Corp. (Class A Stock)	45,700	1,366,430
SinoPac Financial Holdings Co. Ltd. (Taiwan)	407,000	146,687
SpareBank 1 Nord Norge (Norway)	48,667	363,295
SpareBank 1 SMN (Norway)	130,147	1,347,910
Standard Bank Group Ltd. (South Africa)	100,190	1,398,871
Sumitomo Mitsui Financial Group, Inc. (Japan)	477,000	18,605,861
SunTrust Banks, Inc.	78,000	5,149,560
Swedbank AB (Sweden) (Class A Stock)	92,585	1,972,638
Sydbank A/S (Denmark)	9,443	323,709
Synovus Financial Corp.	429,700	22,701,051
TCF Financial Corp.	834,700	20,550,314
Toronto-Dominion Bank (The) (Canada)	11,900	688,754
Turkiye Garanti Bankasi A/S (Turkey)	432,819	789,528
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	48,711	60,435
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	43,732	46,659
UMB Financial Corp.	88,500	6,746,355
Umpqua Holdings Corp.	520,400	11,755,836
UniCredit SpA (Italy)	268,054	4,442,842
Union Bankshares Corp.	18,600	723,168
United Community Banks, Inc.	117,700	3,609,859
United Overseas Bank Ltd. (Singapore)	240,800	4,719,375
VTB Bank PJSC (Russia)	1,926,650,000	1,481,497
Wells Fargo & Co.	381,900	21,172,536
Wintrust Financial Corp.	299,100	26,036,655
Woori Bank (South Korea)	162,847	2,375,229

		947,376,228

Beverages — 0.9%
Ambev SA (Brazil)	9,400	43,608
Asahi Group Holdings Ltd. (Japan)	52,600	2,697,733
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	25,700	7,702,290
Britvic PLC (United Kingdom)	723,902	7,422,844
C&C Group PLC (Ireland)	438,273	1,656,822
Cia Cervecerias Unidas SA (Chile)	24,348	304,826
Coca-Cola Amatil Ltd. (Australia)	73,016	496,629
Coca-Cola Co. (The)	576,500	25,285,290
Coca-Cola European Partners PLC (United Kingdom)	232,400	9,444,736
Coca-Cola HBC AG (Switzerland)*	117,858	3,922,857
Coca-Cola Icecek A/S (Turkey)	3,654	26,888
Diageo PLC (United Kingdom)	214,298	7,698,841
Kirin Holdings Co. Ltd. (Japan)	116,800	3,130,811
National Beverage Corp.*(a)	15,300	1,635,570
PepsiCo, Inc.	857,718	93,379,759
Primo Water Corp.*	21,400	374,286
Royal Unibrew A/S (Denmark)	6,411	509,469
Stock Spirits Group PLC (United Kingdom)	384,326	1,153,268

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Suntory Beverage & Food Ltd. (Japan)	11,900	$508,757

		167,395,284

Biotechnology — 1.2%
AbbVie, Inc.	248,500	23,023,525
Acorda Therapeutics, Inc.*(a)	81,400	2,336,180
AMAG Pharmaceuticals, Inc.*(a)	79,300	1,546,350
Amgen, Inc.	155,200	28,648,368
BioGaia AB (Sweden) (Class B Stock)	4,514	200,957
Biogen, Inc.*	47,500	13,786,400
BioSpecifics Technologies Corp.*	20,100	901,686
Catalyst Pharmaceuticals, Inc.*	83,500	260,520
Celgene Corp.*	554,000	43,998,680
Concert Pharmaceuticals, Inc.*	36,600	615,978
CSL Ltd. (Australia)	136,091	19,371,622
Emergent BioSolutions, Inc.*	44,500	2,246,805
Enanta Pharmaceuticals, Inc.*	94,800	10,987,320
FibroGen, Inc.*	93,500	5,853,100
Five Prime Therapeutics, Inc.*	52,500	830,025
Genomic Health, Inc.*	85,806	4,324,622
Gilead Sciences, Inc.	270,900	19,190,556
Halozyme Therapeutics, Inc.*(a)	360,200	6,076,574
Ligand Pharmaceuticals, Inc.*(a)	24,000	4,972,080
Loxo Oncology, Inc.*	10,800	1,873,584
MiMedx Group, Inc.*(a)	147,200	940,608
Myriad Genetics, Inc.*	78,900	2,948,493
PTC Therapeutics, Inc.*	50,700	1,710,111
Regenxbio, Inc.*(a)	50,700	3,637,725
Repligen Corp.*	15,000	705,600
Retrophin, Inc.*	95,200	2,595,152
Shire PLC	13,695	771,560
United Therapeutics Corp.*	143,600	16,248,340
Vanda Pharmaceuticals, Inc.*	232,200	4,423,410
Voyager Therapeutics, Inc.*(a)	48,900	955,506
Xencor, Inc.*	56,600	2,094,766

		228,076,203

Building Products — 0.2%
AGC, Inc. (Japan)(a)	27,900	1,085,199
Aica Kogyo Co. Ltd. (Japan)	6,900	241,905
Builders FirstSource, Inc.*	173,200	3,167,828
Continental Building Products, Inc.*	248,200	7,830,710
Gibraltar Industries, Inc.*	45,500	1,706,250
NCI Building Systems, Inc.*	279,900	5,877,900
Nibe Industrier AB (Sweden) (Class B Stock)	42,348	452,912
Nichias Corp. (Japan)	75,000	937,896
Patrick Industries, Inc.*	14,600	830,010
PGT Innovations, Inc.*	69,200	1,442,820
Rockwool International A/S (Denmark) (Class B Stock)	9,491	3,699,649
Takasago Thermal Engineering Co. Ltd. (Japan)	156,500	2,901,784
Universal Forest Products, Inc.	242,300	8,873,026

		39,047,889

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	134,969	1,597,915
Affiliated Managers Group, Inc.	34,900	5,188,583

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Ameriprise Financial, Inc.	238,800	$33,403,344
ASX Ltd. (Australia)	26,320	1,254,615
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(a)	75,208	4,451,441
Bank of New York Mellon Corp. (The)	416,700	22,472,631
BGC Partners, Inc. (Class A Stock)	93,800	1,061,816
BrightSphere Investment Group PLC	34,100	486,266
China Everbright Ltd. (China)	64,000	117,094
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	287,000	82,735
CI Financial Corp. (Canada)	39,600	711,785
CMC Markets PLC (United Kingdom), 144A	205,330	538,421
Daiwa Securities Group, Inc. (Japan)	224,000	1,298,274
Donnelley Financial Solutions, Inc.*	161,100	2,798,307
Eaton Vance Corp.	28,600	1,492,634
Euronext NV (Netherlands), 144A	12,817	812,184
Evercore, Inc. (Class A Stock)	303,700	32,025,165
Federated Investors, Inc. (Class B Stock)(a)	531,500	12,394,580
Franklin Resources, Inc.(a)	481,100	15,419,255
Haitong International Securities Group Ltd. (Hong Kong)	3,343,000	1,518,576
Hargreaves Lansdown PLC (United Kingdom)	76,393	1,980,235
Houlihan Lokey, Inc.	103,700	5,311,514
IG Group Holdings PLC (United Kingdom)	519,028	5,885,288
Interactive Brokers Group, Inc. (Class A Stock)	166,200	10,704,942
Intermediate Capital Group PLC (United Kingdom)	39,044	565,626
INTL. FCStone, Inc.*	18,500	956,635
Investec PLC (South Africa)	112,224	793,507
Janus Henderson Group PLC (United Kingdom)(a)	351,300	10,795,449
Korea Investment Holdings Co. Ltd. (South Korea)	1,111	83,769
Legg Mason, Inc.(a)	149,600	5,195,608
London Stock Exchange Group PLC (United Kingdom)	13,658	804,039
Macquarie Group Ltd. (Australia)	252,977	23,055,376
Natixis SA (France)	126,861	897,613
Nomura Holdings, Inc. (Japan)	486,600	2,354,685
Northern Trust Corp.	126,200	12,984,718
Partners Group Holding AG (Switzerland)	21,685	15,852,732
PJT Partners, Inc. (Class A Stock)	27,300	1,457,547
Quilter PLC (United Kingdom), 144A*	223,009	426,523
Reinet Investments SCA (Luxembourg)*	3,972	70,037
S&P Global, Inc.	105,600	21,530,784
Schroders PLC (United Kingdom)	31,304	1,299,015
SEI Investments Co.	141,100	8,821,572
St. James’s Place PLC (United Kingdom)	19,789	298,578
State Street Corp.	171,000	15,918,390
Stifel Financial Corp.	277,400	14,494,150
T. Rowe Price Group, Inc.	39,600	4,597,164
Tokai Tokyo Financial Holdings, Inc. (Japan)	274,800	1,751,056
Vontobel Holding AG (Switzerland)	3,509	254,494
Waddell & Reed Financial, Inc. (Class A Stock)(a)	31,200	560,664

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Yuanta Financial Holding Co. Ltd. (Taiwan)	5,979,000	$2,722,825

		311,550,156

Chemicals — 1.7%
ADEKA Corp. (Japan)	13,700	219,378
AdvanSix, Inc.*	29,100	1,065,933
Air Products & Chemicals, Inc.	141,500	22,035,795
Arkema SA (France)	13,344	1,574,598
Asahi Kasei Corp. (Japan)	270,700	3,432,868
BASF SE (Germany)	124,500	11,885,849
Celanese Corp. (Class A Stock)	78,500	8,718,210
Chemours Co. (The)	1,285,300	57,015,908
China Lumena New Materials Corp. (China)*^	3,944,000	5,027
Covestro AG (Germany), 144A	199,758	17,755,233
Formosa Chemicals & Fibre Corp. (Taiwan)	82,000	326,303
Formosa Plastics Corp. (Taiwan)	115,000	423,809
Frutarom Industries Ltd. (Israel)	5,349	526,075
Hanwha Chemical Corp. (South Korea)	114,093	2,236,248
Huntsman Corp.	85,300	2,490,760
Hyosung Corp. (South Korea)^	5,750	693,867
Ingevity Corp.*	16,100	1,301,846
Kaneka Corp. (Japan)	60,000	537,341
Koninklijke DSM NV (Netherlands)	24,560	2,456,962
Koppers Holdings, Inc.*	49,000	1,879,150
Kronos Worldwide, Inc.	74,500	1,678,485
Kuraray Co. Ltd. (Japan)	44,300	609,277
LG Chem Ltd. (South Korea)	1,843	551,626
Linde AG (Germany)	25,092	5,961,337
Lotte Chemical Corp. (South Korea)	12,239	3,815,279
LyondellBasell Industries NV (Class A Stock)	517,600	56,858,360
Minerals Technologies, Inc.	14,600	1,100,110
Mitsubishi Chemical Holdings Corp. (Japan)	1,903,800	15,898,223
Mitsubishi Gas Chemical Co., Inc. (Japan)	25,800	583,021
Mitsui Chemicals, Inc. (Japan)	381,700	10,145,098
Nan Ya Plastics Corp. (Taiwan)	131,000	374,157
Nihon Parkerizing Co. Ltd. (Japan)	16,000	230,133
Nissan Chemical Corp. (Japan)	14,900	694,073
NOF Corp. (Japan)	9,600	309,744
OCI Co. Ltd. (South Korea)	5,077	469,712
Olin Corp.	868,000	24,928,960
PolyOne Corp.	505,300	21,839,066
PTT Global Chemical PCL (Thailand)	769,500	1,693,868
Showa Denko KK (Japan)	18,500	818,928
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	96,000	58,360
Stepan Co.	22,400	1,747,424
Sumitomo Chemical Co. Ltd. (Japan)	105,000	593,842
Teijin Ltd. (Japan)	166,600	3,051,731
Tokuyama Corp. (Japan)	8,700	278,655
Tosoh Corp. (Japan)	634,300	9,807,664
Trinseo SA	71,200	5,051,640
Ube Industries Ltd. (Japan)	16,700	433,621
Westlake Chemical Corp.(a)	146,200	15,735,506

		321,899,060

Commercial Services & Supplies — 0.4%
ACCO Brands Corp.	120,100	1,663,385

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Advanced Disposal Services, Inc.*	26,400	$654,192
Babcock International Group PLC (United Kingdom)	65,400	702,687
Bravida Holding AB (Sweden), 144A	479,993	3,805,134
Brink’s Co. (The)	113,500	9,051,625
Copart, Inc.*	295,800	16,730,448
Dai Nippon Printing Co. Ltd. (Japan)	100,700	2,250,309
Daiseki Co. Ltd. (Japan)	7,600	222,821
Deluxe Corp.(a)	106,200	7,031,502
Ennis, Inc.(a)	68,800	1,400,080
Herman Miller, Inc.	372,500	12,627,750
HomeServe PLC (United Kingdom)	133,411	1,577,967
Interface, Inc.	18,900	433,755
Kimball International, Inc. (Class B Stock)	28,100	454,096
Kokuyo Co. Ltd. (Japan)	185,900	3,297,501
Loomis AB (Sweden)	114,289	3,959,570
McGrath RentCorp.	26,100	1,651,347
Pitney Bowes, Inc.	611,900	5,243,983
Quad/Graphics, Inc.(a)	86,500	1,801,795
Rentokil Initial PLC (United Kingdom)	246,886	1,138,299
RR Donnelley & Sons Co.	64,900	373,824
Securitas AB (Sweden) (Class B Stock)	42,402	695,310
Societe BIC SA (France)	3,801	352,376
SP Plus Corp.*	54,900	2,042,280
Steelcase, Inc. (Class A Stock)	101,200	1,366,200
UniFirst Corp.	6,600	1,167,540

		81,695,776

Communications Equipment — 0.7%
ARRIS International PLC*	627,000	15,327,015
Cisco Systems, Inc.	2,452,100	105,513,863
CommScope Holding Co., Inc.*	90,000	2,628,450
Comtech Telecommunications Corp.	42,900	1,367,652
Lumentum Holdings, Inc.*(a)	55,100	3,190,290
Plantronics, Inc.	192,800	14,701,000

		142,728,270

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA (Spain)	13,400	540,636
AECOM*	63,800	2,107,314
Argan, Inc.	18,800	769,860
China Railway Construction Corp. Ltd. (China) (Class H Stock)	54,500	55,131
China Railway Group Ltd. (China) (Class H Stock)	884,000	666,519
CIMIC Group Ltd. (Australia)	44,391	1,387,675
Comfort Systems USA, Inc.	17,600	806,080
Costain Group PLC (United Kingdom)	5,601	32,482
Daelim Industrial Co. Ltd. (South Korea)	10,835	744,316
Daiho Corp. (Japan)	116,000	689,313
Eiffage SA (France)	10,789	1,172,156
EMCOR Group, Inc.	452,500	34,471,450
Hazama Ando Corp. (Japan)	26,500	240,870
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)*	16,159	781,489
HOCHTIEF AG (Germany)	33,201	5,987,241
Implenia AG (Switzerland)	2,904	220,831

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
John Laing Group PLC (United Kingdom), 144A	67,227	$243,710
Kajima Corp. (Japan)	123,000	950,379
KBR, Inc.	776,700	13,918,464
Larsen & Toubro Ltd. (India)	16,153	300,738
Peab AB (Sweden)	72,822	547,592
Taisei Corp. (Japan)	261,700	14,411,676
Toda Corp. (Japan)	29,000	251,840
Tokyu Construction Co. Ltd. (Japan)	133,700	1,297,098
Valmont Industries, Inc.	47,400	7,145,550
Vinci SA (France)	208,710	20,034,338
Yokogawa Bridge Holdings Corp. (Japan)	10,200	241,559

		110,016,307

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	217,000	1,237,530
China National Building Material Co. Ltd. (China) (Class H Stock)	104,000	102,363
China Resources Cement Holdings Ltd. (China)	114,000	114,728
CRH PLC (Ireland)	116,057	4,082,231
Eagle Materials, Inc.	51,900	5,447,943
Siam Cement PCL (The) (Thailand)	92,300	1,147,240
United States Lime & Minerals, Inc.	5,200	436,280

		12,568,315

Consumer Finance — 0.6%
Acom Co. Ltd. (Japan)	58,200	223,429
American Express Co.	218,000	21,364,000
Bajaj Finance Ltd. (India)	4,684	157,331
Capital One Financial Corp.	552,000	50,728,800
Cembra Money Bank AG (Switzerland)	4,840	379,094
Credit Saison Co. Ltd. (Japan)	42,500	667,716
Discover Financial Services	120,100	8,456,241
Encore Capital Group, Inc.*(a)	15,200	556,320
Enova International, Inc.*	32,000	1,169,600
Green Dot Corp. (Class A Stock)*	92,800	6,810,592
Navient Corp.	1,781,800	23,216,854
Nelnet, Inc. (Class A Stock)	33,427	1,952,471
OneMain Holdings, Inc.*	73,000	2,430,170
Resurs Holding AB (Switzerland), 144A	36,180	231,977
Samsung Card Co. Ltd. (South Korea)	839	28,846

		118,373,441

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	170,600	9,023,034
Klabin SA (Brazil), UTS	19,200	96,700
Owens-Illinois, Inc.*	832,100	13,987,601
Packaging Corp. of America	45,800	5,119,982
RPC Group PLC (United Kingdom)	273,026	2,688,127
Sonoco Products Co.	174,100	9,140,250
Toyo Seikan Group Holdings Ltd. (Japan)	20,800	365,036

		40,420,730

Distributors — 0.0%
Imperial Holdings Ltd. (South Africa)	4,280	61,050
Inchcape PLC (United Kingdom)	218,178	2,242,980

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Distributors (continued)
Pool Corp.	12,900	$1,954,350

		4,258,380

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	28,600	1,204,060
Grand Canyon Education, Inc.*	86,400	9,643,104
IDP Education Ltd. (Australia)	32,401	251,943
Laureate Education, Inc. (Class A Stock)*	126,900	1,818,477
New Oriental Education & Technology Group, Inc. (China), ADR	2,000	189,320
Service Corp. International	793,100	28,385,049

		41,491,953

Diversified Financial Services — 0.5%
Aker ASA (Norway) (Class A Stock)	28,236	2,154,175
Berkshire Hathaway, Inc. (Class B Stock)*	407,986	76,150,587
Cannae Holdings, Inc.*	19,700	365,435
Chailease Holding Co. Ltd. (Taiwan)	246,000	804,494
FGL Holdings*	63,700	534,443
Fubon Financial Holding Co. Ltd. (Taiwan)	1,503,000	2,514,694
Haci Omer Sabanci Holding A/S (Turkey)	74,371	142,790
KBC Ancora (Belgium)	15,426	822,664
Kinnevik AB (Sweden) (Class B Stock)	31,464	1,072,204
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	176,800	1,083,849
ORIX Corp. (Japan)	225,100	3,548,049
Pargesa Holding SA (Switzerland)	5,256	444,873
Plus500 Ltd. (Israel)	271,867	5,755,870
Power Finance Corp. Ltd. (India)	747,247	843,829
RMB Holdings Ltd. (South Africa)	201,902	1,110,882
Rural Electrification Corp. Ltd. (India)	270,004	413,187
Standard Life Aberdeen PLC (United Kingdom)	92,549	396,310

		98,158,335

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,929,908	61,969,346
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	2,673,211	3,012,705
China Communications Services Corp. Ltd. (China) (Class H Stock)	332,000	209,798
China Telecom Corp. Ltd. (China) (Class H Stock)	368,000	172,680
CITIC Telecom International Holdings Ltd. (China)	1,579,000	413,777
HKT Trust & HKT Ltd. (Hong Kong)	519,000	662,044
LG Uplus Corp. (South Korea)	74,668	937,836
Nippon Telegraph & Telephone Corp. (Japan)	450,600	20,469,863
O2 Czech Republic A/S (Czech Republic)	6,065	69,663
Orange SA (France)	1,117,385	18,651,576
PCCW Ltd. (Hong Kong)	657,000	369,683
Spark New Zealand Ltd. (New Zealand)	229,552	579,334
SpeedCast International Ltd. (Australia)	55,252	252,028
Telecom Italia SpA (Italy)*	1,570,330	1,163,430
Telecom Italia SpA (Italy), RSP	930,071	605,270
Telekom Austria AG (Austria)	28,066	233,757
Telkom SA SOC Ltd. (South Africa)	221,529	790,184
Verizon Communications, Inc.	1,944,000	97,802,640

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Vonage Holdings Corp.*	240,200	$3,096,178

		211,461,792

Electric Utilities — 0.9%
ALLETE, Inc.	40,900	3,166,069
CLP Holdings Ltd. (Hong Kong)	227,500	2,450,491
EDP - Energias do Brasil SA (Brazil)	67,600	239,301
Endesa SA (Spain)(a)	44,023	968,138
Enel SpA (Italy)	1,310,981	7,264,393
Entergy Corp.(a)	33,000	2,666,070
Eversource Energy	63,300	3,710,013
Exelon Corp.	1,313,800	55,967,880
Federal National Mortgage Assoc. (Chile)	763,735	75,357
Hawaiian Electric Industries, Inc.(a)	290,500	9,964,150
Iberdrola SA (Spain)	1,514,494	11,679,424
IDACORP, Inc.	84,500	7,794,280
Inter RAO UES PJSC (Russia)	10,436,000	684,005
Kansai Electric Power Co., Inc. (The) (Japan)	1,152,000	16,800,845
Kyushu Electric Power Co., Inc. (Japan)	75,300	840,779
MGE Energy, Inc.	33,300	2,099,565
OGE Energy Corp.	145,600	5,126,576
Orsted A/S (Denmark), 144A	101,348	6,123,562
Otter Tail Corp.	19,700	937,720
PGE Polska Grupa Energetyczna SA (Poland)*	494,871	1,229,776
PNM Resources, Inc.	293,100	11,401,590
Portland General Electric Co.	146,100	6,247,236
Power Grid Corp. of India Ltd. (India)	42,281	115,358
SSE PLC (United Kingdom)	681,649	12,167,800
Tenaga Nasional Bhd (Malaysia)	362,300	1,313,485
Tohoku Electric Power Co., Inc. (Japan)	61,100	746,528
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	147,000	684,365

		172,464,756

Electrical Equipment — 0.4%
Acuity Brands, Inc.	87,800	10,173,386
AMETEK, Inc.	225,900	16,300,944
Atkore International Group, Inc.*	177,200	3,680,444
Cosel Co. Ltd. (Japan)	34,400	434,309
Encore Wire Corp.	29,300	1,390,285
EnerSys	290,700	21,697,848
Fuji Electric Co. Ltd. (Japan)	78,000	592,497
Generac Holdings, Inc.*	61,200	3,165,876
Havells India Ltd. (India)	130,012	1,030,791
Mersen SA (France)	5,198	206,437
Mitsubishi Electric Corp. (Japan)	170,800	2,266,160
nVent Electric PLC*	133,500	3,350,850
OSRAM Licht AG (Germany)	8,030	327,021
Regal Beloit Corp.	180,200	14,740,360
Schneider Electric SE (France)	77,102	6,412,331
Signify NV (Netherlands), 144A	15,597	403,519
Vestas Wind Systems A/S (Denmark)	11,128	687,002

		86,860,060

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.*	34,500	2,183,850
Arrow Electronics, Inc.*	342,300	25,768,344

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	591,189	$25,356,096
AVX Corp.	31,300	490,471
Azbil Corp. (Japan)	8,500	369,847
Benchmark Electronics, Inc.	68,900	2,008,435
Citizen Watch Co. Ltd. (Japan)	41,900	274,751
Electrocomponents PLC (United Kingdom)	402,174	4,009,375
ePlus, Inc.*	32,800	3,086,480
Hitachi Ltd. (Japan)	3,023,000	21,296,985
Hon Hai Precision Industry Co. Ltd. (Taiwan)	75,916	206,876
Horiba Ltd. (Japan)	5,000	349,506
Inficon Holding AG (Switzerland)*	410	208,407
Insight Enterprises, Inc.*	75,900	3,713,787
Jabil, Inc.	454,000	12,557,640
Jenoptik AG (Germany)	7,001	273,855
Keyence Corp. (Japan)	13,300	7,501,394
Keysight Technologies, Inc.*	124,600	7,355,138
Kingboard Chemical Holdings Ltd. (Hong Kong)	17,500	63,737
Kingboard Laminates Holdings Ltd. (Hong Kong)	232,000	285,257
National Instruments Corp.	135,200	5,675,696
Omron Corp. (Japan)	13,400	624,224
PC Connection, Inc.(a)	25,200	836,640
Renishaw PLC (United Kingdom)	4,930	343,675
Sanmina Corp.*	59,400	1,740,420
ScanSource, Inc.*	56,100	2,260,830
Shimadzu Corp. (Japan)	23,500	709,018
Spectris PLC (United Kingdom)	105,410	3,621,713
SYNNEX Corp.	162,800	15,711,828
Synnex Technology International Corp. (Taiwan)	729,000	1,099,261
Systemax, Inc.	18,300	628,239
Taiyo Yuden Co. Ltd. (Japan)	14,900	415,291
Tech Data Corp.*	107,700	8,844,324
Trimble, Inc.*	659,300	21,651,412
Venture Corp. Ltd. (Singapore)	481,500	6,290,802
Vishay Intertechnology, Inc.(a)	694,500	16,112,400
WPG Holdings Ltd. (Taiwan)	45,000	63,714
Yageo Corp. (Taiwan)*	33,000	1,212,856
Yokogawa Electric Corp. (Japan)	34,500	612,621
Zebra Technologies Corp. (Class A Stock)*	162,700	23,306,775
Zhen Ding Technology Holding Ltd. (Taiwan)	14,000	30,907

		229,152,877

Energy Equipment & Services — 0.3%
Apergy Corp.*	86,200	3,598,850
Archrock, Inc.	829,400	9,952,800
Bristow Group, Inc.*(a)	101,400	1,430,754
Core Laboratories NV(a)	51,300	6,474,573
Exterran Corp.*	61,100	1,529,944
FTS International, Inc.*(a)	93,500	1,331,440
Helix Energy Solutions Group, Inc.*	76,100	633,913
Helmerich & Payne, Inc.(a)	101,500	6,471,640
Mammoth Energy Services, Inc.*(a)	123,200	4,183,872
Matrix Service Co.*	71,700	1,315,695
Nabors Industries Ltd.	709,400	4,547,254
Oceaneering International, Inc.	120,900	3,078,114

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	2,030	$243,645
SEACOR Holdings, Inc.*(a)	34,000	1,947,180
Superior Energy Services, Inc.*(a)	1,625,100	15,828,474
Tenaris SA (Luxembourg)	85,711	1,564,229
TETRA Technologies, Inc.*	123,200	548,240
Unit Corp.*	70,900	1,812,204

		66,492,821

Equity Real Estate Investment Trusts (REITs) — 2.6%
Advance Residence Investment Corp. (Japan)	172	440,717
Alexander & Baldwin, Inc.	109,012	2,561,782
American Assets Trust, Inc.	50,800	1,945,132
American Campus Communities, Inc.	175,700	7,534,016
Apple Hospitality REIT, Inc.	755,500	13,508,340
Armada Hoffler Properties, Inc.	68,800	1,025,120
Ashford Hospitality Trust, Inc.	163,700	1,325,970
Big Yellow Group PLC (United Kingdom)	123,530	1,548,523
Braemar Hotels & Resorts, Inc.	93,500	1,067,770
British Land Co. PLC (The) (United Kingdom)	1,319,030	11,669,427
Brixmor Property Group, Inc.(a)	1,140,700	19,882,401
Camden Property Trust	107,300	9,778,249
Champion REIT (Hong Kong)	370,000	245,399
Charter Hall Group (Australia)	1,548,533	7,472,817
Chesapeake Lodging Trust	207,700	6,571,628
CoreCivic, Inc.	1,044,200	24,945,938
DDR Corp.	1,026,550	18,375,245
Dexus (Australia)	141,508	1,017,124
DiamondRock Hospitality Co.	1,050,600	12,901,368
Douglas Emmett, Inc.	34,700	1,394,246
EPR Properties	99,600	6,453,084
Eurocommercial Properties NV (Netherlands), CVA	6,621	281,014
Franklin Street Properties Corp.	601,454	5,148,446
Gaming and Leisure Properties, Inc.	538,500	19,278,300
GEO Group, Inc. (The)	1,234,745	34,004,877
Goodman Group (Australia)	349,486	2,491,426
GPT Group (The) (Australia)	93,746	350,754
Hammerson PLC (United Kingdom)	109,482	752,408
HCP, Inc.	476,000	12,290,320
Hersha Hospitality Trust	23,100	495,495
Highwoods Properties, Inc.	230,300	11,683,119
Hospitality Properties Trust	497,446	14,231,930
Host Hotels & Resorts, Inc.	997,700	21,021,539
Hyprop Investments Ltd. (South Africa)	77,788	579,513
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	112,293	901,869
InfraREIT, Inc.	82,100	1,820,157
JBG SMITH Properties	96,600	3,523,002
Kimco Realty Corp.	373,700	6,349,163
Kite Realty Group Trust	52,500	896,700
Klepierre SA (France)	29,771	1,118,592
Land Securities Group PLC (United Kingdom)	724,822	9,131,529
LaSalle Hotel Properties	402,300	13,770,729
Lexington Realty Trust	333,300	2,909,709
Liberty Property Trust	458,201	20,312,050

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Link REIT (Hong Kong)	380,500	$3,469,928
Mack-Cali Realty Corp.	503,300	10,206,924
Mapletree Commercial Trust (Singapore), REIT	251,000	289,229
Mapletree Greater China Commercial Trust (Singapore)	3,323,200	2,781,624
Mirvac Group (Australia)	6,930,497	11,123,518
Mori Trust Sogo Reit, Inc. (Japan)	170	243,594
NexPoint Residential Trust, Inc.	23,900	679,955
Nippon Accommodations Fund, Inc. (Japan)	59	268,539
Nippon Building Fund, Inc. (Japan)(a)	180	1,038,289
NorthStar Realty Europe Corp.	136,700	1,980,783
Park Hotels & Resorts, Inc.(a)	89,100	2,729,133
PotlatchDeltic Corp.	219,400	11,156,490
Ramco-Gershenson Properties Trust	214,400	2,832,224
Rayonier, Inc.	466,600	18,052,754
Ryman Hospitality Properties, Inc.	126,900	10,551,735
Safestore Holdings PLC (United Kingdom)	91,868	664,279
Select Income REIT	80,500	1,808,835
Senior Housing Properties Trust	1,174,400	21,244,896
Shopping Centres Australasia Property Group (Australia)	181,444	329,101
Spirit MTA REIT*(a)	157,340	1,620,602
Spirit Realty Capital, Inc.	1,768,400	14,200,252
Stockland (Australia)	1,347,063	3,957,938
Sunlight Real Estate Investment Trust (Hong Kong)	551,000	380,501
Taubman Centers, Inc.	60,100	3,531,476
Tier REIT, Inc.	66,700	1,586,126
Unibail-Rodamco-Westfield (France)	19,182	4,223,664
Uniti Group, Inc.(a)	157,900	3,162,737
Urstadt Biddle Properties, Inc. (Class A Stock)	24,100	545,383
VEREIT, Inc.	63,900	475,416
VICI Properties, Inc.	414,400	8,553,216
Weingarten Realty Investors	255,300	7,865,793
WP Carey, Inc.	41,900	2,780,065
Xenia Hotels & Resorts, Inc .	412,200	10,041,192

		499,383,128

Food & Staples Retailing — 0.6%
Atacadao Distribuicao Comercio e Industria Ltd. (Brazil)	11,100	42,616
Axfood AB (Sweden)	14,157	271,715
Cencosud SA (Chile)	38,837	95,994
Conviviality PLC (United Kingdom)*^	60,865	8
Empire Co. Ltd. (Canada) (Class A Stock)	40,800	819,010
ICA Gruppen AB (Sweden)(a)	10,780	329,796
Ingles Markets, Inc. (Class A Stock)	44,800	1,424,640
Kesko OYJ (Finland) (Class B Stock)	8,728	533,097
Koninklijke Ahold Delhaize NV (Netherlands)	462,535	11,044,237
Kroger Co. (The)	1,232,200	35,056,090
Magnit PJSC (Russia), GDR	2,132	38,375
Metcash Ltd. (Australia)	3,908,274	7,538,012
Pick’n Pay Stores Ltd. (South Africa)	10,251	55,884
President Chain Store Corp. (Taiwan)	107,000	1,212,462
Shufersal Ltd. (Israel)	235,835	1,450,506
Sonae SGPS SA (Portugal)	2,495,784	2,994,667
SpartanNash Co.	57,300	1,462,296

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Tesco PLC (United Kingdom)	4,623,997	$15,645,723
Walgreens Boots Alliance, Inc.	249,200	14,955,738
Wal-Mart de Mexico SAB de CV (Mexico)	1,323,500	3,493,303
Wesfarmers Ltd. (Australia)	154,796	5,647,934
Wm Morrison Supermarkets PLC (United Kingdom)	2,742,436	9,096,652
Woolworths Group Ltd. (Australia)	211,443	4,775,170
X5 Retail Group NV (Russia)	8,477	233,146

		118,217,071

Food Products — 1.4%
Archer-Daniels-Midland Co.	784,900	35,971,967
Asian Citrus Holdings Ltd. (Hong Kong)*^	1,374,264	181
Associated British Foods PLC (United Kingdom)	16,397	591,248
Atria OYJ (Finland)	28,417	344,572
Austevoll Seafood ASA (Norway)	72,534	870,142
Bakkafrost P/F (Faroe Islands)	4,386	243,072
Bell Food Group AG (Switzerland)	727	232,621
Cal-Maine Foods, Inc.*(a)	65,100	2,984,835
Charoen Pokphand Indonesia Tbk PT (Indonesia)	121,800	31,257
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,063,554
Conagra Brands, Inc.(a)	505,300	18,054,369
Dairy Crest Group PLC (United Kingdom)	31,930	206,617
Darling Ingredients, Inc.*	110,300	2,192,764
Ebro Foods SA (Spain)	9,273	216,151
Emmi AG (Switzerland)	291	247,575
Flowers Foods, Inc.(a)	376,800	7,848,744
Grieg Seafood ASA (Norway)	172,216	1,810,700
Gruma SAB de CV (Mexico) (Class B Stock)	95,840	1,170,527
Indofood Sukses Makmur Tbk PT (Indonesia)	925,500	429,351
Ingredion, Inc.	189,700	20,999,790
J.M. Smucker Co. (The)	75,100	8,071,748
JBS SA (Brazil)	363,600	863,090
Lamb Weston Holdings, Inc.	417,400	28,596,074
Leroy Seafood Group ASA (Norway)	38,514	259,441
Marine Harvest ASA (Norway)	844,268	16,786,486
MEIJI Holdings Co. Ltd. (Japan)	10,100	852,988
Mitsui Sugar Co. Ltd. (Japan)	9,500	294,444
Nestle India Ltd. (India)	639	91,469
Nestle Malaysia Bhd (Malaysia)	17,700	645,884
Nestle SA (Switzerland)	237,498	18,406,297
Nippon Flour Mills Co. Ltd. (Japan)	16,700	290,330
Origin Enterprises PLC (Ireland)(a)	123,597	889,514
Pilgrim’s Pride Corp.*(a)	296,200	5,962,506
Prima Meat Packers Ltd. (Japan)	41,000	236,992
Salmar ASA (Norway)	221,218	9,278,718
Sanderson Farms, Inc.(a)	142,200	14,952,330
Saputo, Inc. (Canada)	20,900	693,938
Suedzucker AG (Germany)(a)	13,614	216,393
Tate & Lyle PLC (United Kingdom)	1,624,780	13,827,443
Tyson Foods, Inc. (Class A Stock)	491,400	33,832,890
Uni-President China Holdings Ltd. (China)	35,000	44,905
Uni-President Enterprises Corp. (Taiwan)	522,000	1,323,178
Want Want China Holdings Ltd. (China)	53,000	47,129

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
WH Group Ltd. (Hong Kong), 144A	16,790,000	$13,586,244
Wilmar International Ltd. (Singapore)	3,941,200	8,837,822
Yamazaki Baking Co. Ltd. (Japan)	38,100	998,998

		275,397,288

Gas Utilities — 0.4%
Atmos Energy Corp.	60,983	5,497,008
Chesapeake Utilities Corp.	16,900	1,351,155
Italgas SpA (Italy)	68,740	378,341
National Fuel Gas Co.(a)	155,400	8,229,984
Osaka Gas Co. Ltd. (Japan)	33,000	683,297
Southwest Gas Holdings, Inc.	210,800	16,077,716
Toho Gas Co. Ltd. (Japan)	7,000	242,494
UGI Corp.	827,750	43,100,943

		75,560,938

Health Care Equipment & Supplies — 2.2%
Abaxis, Inc.	800	66,408
Abbott Laboratories	1,315,000	80,201,850
ABIOMED, Inc.*	48,100	19,675,305
Align Technology, Inc.*	25,900	8,861,426
AngioDynamics, Inc.*	123,700	2,751,088
Ansell Ltd. (Australia)	22,483	451,704
Atrion Corp.	2,400	1,438,560
Baxter International, Inc.	238,000	17,573,920
Cantel Medical Corp.	57,700	5,675,372
Cochlear Ltd. (Australia)	4,582	678,373
CONMED Corp.	34,200	2,503,440
ConvaTec Group PLC (United Kingdom), 144A	187,533	523,546
Danaher Corp.	459,700	45,363,196
DENTSPLY SIRONA, Inc.	317,000	13,875,090
Edwards Lifesciences Corp.*	55,500	8,079,135
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	31,696	319,402
Globus Medical, Inc. (Class A Stock)*	103,200	5,207,472
Haemonetics Corp.*	140,300	12,582,104
Hill-Rom Holdings, Inc.	288,000	25,153,920
Hogy Medical Co. Ltd. (Japan)	5,600	250,555
Hoya Corp. (Japan)	16,400	930,355
ICU Medical, Inc.*	20,400	5,990,460
IDEXX Laboratories, Inc.*	95,600	20,835,064
Inogen, Inc.*(a)	37,000	6,894,210
Integer Holdings Corp.*	46,700	3,019,155
Lantheus Holdings, Inc.*	57,000	829,350
Masimo Corp.*	348,000	33,982,200
Medtronic PLC	361,900	30,982,259
Meridian Bioscience, Inc.(a)	83,500	1,327,650
Paramount Bed Holdings Co. Ltd. (Japan)	34,800	1,491,380
Penumbra, Inc.*	13,600	1,878,840
Smith & Nephew PLC (United Kingdom)	1,060,202	19,529,231
Staar Surgical Co.*	38,900	1,205,900
STERIS PLC	229,500	24,099,795
Straumann Holding AG (Switzerland)	2,374	1,800,409
Stryker Corp.	15,600	2,634,216
Teleflex, Inc.	76,800	20,598,528
Terumo Corp. (Japan)	44,500	2,547,532
West Pharmaceutical Services, Inc.(a)	38,800	3,852,452

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
William Demant Holding A/S (Denmark)*	23,720	$951,933

		436,612,785

Health Care Providers & Services — 1.9%
Alfresa Holdings Corp. (Japan)	423,100	9,935,363
Amplifon SpA (Italy)	13,746	284,227
Australian Pharmaceutical Industries Ltd. (Australia)	545,574	685,742
Bangkok Dusit Medical Services PCL
(Thailand) (Class F Stock)	108,900	82,074
Bumrungrad Hospital PCL (Thailand)	9,800	49,271
Capio AB (Sweden), 144A	53,305	254,702
Centene Corp.*	9,600	1,182,816
Chemed Corp.	800	257,448
CVS Health Corp.	625,100	40,225,185
Encompass Health Corp.	98,800	6,690,736
Ensign Group, Inc. (The)	12,500	447,750
Express Scripts Holding Co.*	706,100	54,517,981
Fresenius Medical Care AG & Co. KGaA (Germany)	112,214	11,299,004
Fresenius SE & Co. KGaA (Germany)	39,735	3,181,374
HCA Healthcare, Inc.	307,300	31,528,980
HealthEquity, Inc.*(a)	65,900	4,949,090
Humana, Inc.	28,700	8,541,981
LifePoint Health, Inc.*(a)	136,200	6,646,560
Magellan Health, Inc.*	49,600	4,759,120
Medipal Holdings Corp. (Japan)	254,600	5,114,217
MEDNAX, Inc.*	319,600	13,832,288
Metlifecare Ltd. (New Zealand)	443,850	1,881,305
Molina Healthcare, Inc.*(a)	77,400	7,580,556
National HealthCare Corp.	16,100	1,133,118
Odontoprev SA (Brazil)	99,000	337,173
Providence Service Corp. (The)*	27,300	2,144,415
Ryman Healthcare Ltd. (New Zealand)	60,464	489,762
Select Medical Holdings Corp.*	122,700	2,227,005
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	384,500	1,058,258
Sonic Healthcare Ltd. (Australia)	54,583	990,140
Summerset Group Holdings Ltd. (New Zealand)	408,588	2,115,913
Tenet Healthcare Corp.*(a)	918,000	30,817,260
Toho Holdings Co. Ltd. (Japan)	42,700	1,040,928
UnitedHealth Group, Inc.	354,800	87,046,632
WellCare Health Plans, Inc.*	99,300	24,451,632

		367,780,006

Health Care Technology — 0.0%
athenahealth, Inc.*	1,300	206,882
Cotiviti Holdings, Inc.*	139,900	6,173,787
Quality Systems, Inc.*	77,200	1,505,400

		7,886,069

Hotels, Restaurants & Leisure — 1.3%
Accor SA (France)	25,563	1,251,973
Aristocrat Leisure Ltd. (Australia)	163,270	3,728,659
Biglari Holdings, Inc. (Class B Stock)*	2,300	422,027
BJ’s Restaurants, Inc.(a)	41,500	2,490,000
Bloomin’ Brands, Inc.	547,500	11,004,750
Boyd Gaming Corp.(a)	37,800	1,310,148

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.(a)	665,900	$31,696,840
Carnival PLC	246,272	14,075,646
Churchill Downs, Inc.	11,600	3,439,400
Cie des Alpes (France)	20,454	702,722
Compass Group PLC (United Kingdom)	36,145	770,453
Crown Resorts Ltd. (Australia)	425,188	4,242,456
Del Frisco’s Restaurant Group, Inc.*	57,500	724,500
Del Taco Restaurants, Inc.*	70,800	1,003,944
Dine Brands Global, Inc.(a)	20,800	1,555,840
Domino’s Pizza Group PLC (United Kingdom)	424,588	1,937,788
Emperor Entertainment Hotel Ltd. (Hong Kong)	1,595,000	345,320
Enterprise Inns PLC (United Kingdom)*	130,747	251,009
Evolution Gaming Group AB (Sweden), 144A	18,071	1,118,213
Extended Stay America, Inc.	315,100	6,809,311
Flight Centre Travel Group Ltd. (Australia)	27,261	1,283,285
Galaxy Entertainment Group Ltd. (Hong Kong)	1,181,000	9,103,682
Genting Bhd (Malaysia)	445,600	927,013
Genting Singapore Ltd. (Singapore)	5,750,000	5,148,624
GVC Holdings PLC (United Kingdom)	128,314	1,774,319
InterContinental Hotels Group PLC (United Kingdom)	24,984	1,553,134
J D Wetherspoon PLC (United Kingdom)	70,056	1,162,950
Jack in the Box, Inc.	168,600	14,351,232
Kindred Group PLC (Malta)	32,970	413,040
Koshidaka Holdings Co. Ltd. (Japan)	26,000	381,799
Las Vegas Sands Corp.	473,700	36,171,732
Marriott International, Inc. (Class A Stock)	52,800	6,684,480
McDonald’s Corp.	160,600	25,164,414
McDonald’s Holdings Co. Japan Ltd. (Japan)	25,500	1,300,339
Merlin Entertainments PLC (United Kingdom), 144A	148,176	755,503
Paddy Power Betfair PLC (Ireland)	11,181	1,239,690
Sands China Ltd. (Macau)	87,200	464,897
SJM Holdings Ltd. (Hong Kong)	588,000	729,256
SSP Group PLC (United Kingdom)	1,030,077	8,594,612
Sushiro Global Holdings Ltd. (Japan)	35,900	2,168,420
Texas Roadhouse, Inc.	586,900	38,447,819
Thomas Cook Group PLC (United Kingdom)	201,623	285,712
TUI AG (Germany)	131,689	2,880,299
Wyndham Destinations, Inc.	64,000	2,833,280
Wyndham Hotels & Resorts, Inc.	64,000	3,765,120
Wynn Macau Ltd. (Macau)	209,200	670,412
Yum China Holdings, Inc. (China)	52,315	2,012,035

		259,148,097

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	105,293	713,771
Beazer Homes USA, Inc.*	27,600	407,100
Bellway PLC (United Kingdom)	7,378	291,473
Berkeley Group Holdings PLC (United Kingdom)	306,531	15,269,212
Bovis Homes Group PLC (United Kingdom)	18,448	278,154
Century Communities, Inc.*	19,200	605,760

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Countryside Properties PLC (United Kingdom), 144A	48,269	$218,667
Coway Co. Ltd. (South Korea)	15,811	1,229,687
Electrolux AB (Sweden) (Class B Stock)	13,684	310,539
Haier Electronics Group Co. Ltd. (Hong Kong)	330,000	1,125,867
Hanssem Co. Ltd. (South Korea)	2,911	273,954
Haseko Corp. (Japan)	15,700	216,395
LG Electronics, Inc. (South Korea)	8,304	618,276
LGI Homes, Inc.*	9,600	554,208
M/I Homes, Inc.*	17,000	450,160
MDC Holdings, Inc.	31,100	956,947
Meritage Homes Corp.*	110,300	4,847,685
NVR, Inc.*	9,300	27,624,255
Persimmon PLC (United Kingdom)	410,258	13,665,554
Redrow PLC (United Kingdom)	30,406	213,611
SodaStream International Ltd. (Israel)*	3,000	255,900
Sony Corp. (Japan)	498,300	25,520,114
Taylor Morrison Home Corp. (Class A Stock)*	263,700	5,479,686
Taylor Wimpey PLC (United Kingdom)	1,106,247	2,604,127
Toll Brothers, Inc.	306,000	11,318,940
TRI Pointe Group, Inc.*	725,900	11,875,724
William Lyon Homes (Class A Stock)*	65,800	1,526,560

		128,452,326

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	3,800	153,786
Henkel AG & Co. KGaA (Germany)	14,552	1,615,738
Hindustan Unilever Ltd. (India)	53,321	1,277,071
Kimberly-Clark Corp.	388,700	40,945,658
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	17,700	29,919
Procter & Gamble Co. (The)	247,400	19,312,044
Reckitt Benckiser Group PLC (United Kingdom)	3,504	287,905
Unicharm Corp. (Japan)	54,100	1,626,475

		65,248,596

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	1,932,100	25,909,461
CGN Power Co. Ltd. (China) (Class H Stock), 144A	294,000	75,914
Colbun SA (Chile)	909,999	187,739
Electric Power Development Co. Ltd. (Japan)	224,300	5,789,248
Electricity Generating PCL (Thailand)	4,000	27,011
Engie Brasil Energia SA (Brazil)	101,700	892,425
ERG SpA (Italy)	10,048	219,161
NRG Energy, Inc.	1,461,300	44,861,910
NRG Yield, Inc. (Class C Stock)	26,600	457,520

		78,420,389

Industrial Conglomerates — 0.6%
3M Co.	29,600	5,822,912
Carlisle Cos., Inc.	67,200	7,278,432
CITIC Ltd. (China)	1,323,000	1,861,120
CJ Corp. (South Korea)	7,356	937,268
CK Hutchison Holdings Ltd. (Hong Kong)	578,000	6,118,722

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Dubai Investments PJSC (United Arab Emirates)	162,092	$83,947
Fosun International Ltd. (China)	72,000	134,855
Hanwha Corp. (South Korea)	15,223	430,681
Honeywell International, Inc.	521,300	75,093,265
Industries Qatar QSC (Qatar)	4,892	143,909
Jardine Matheson Holdings Ltd. (Hong Kong)	139,600	8,796,647
Jardine Strategic Holdings Ltd. (Hong Kong)	3,000	109,285
Keppel Corp. Ltd. (Singapore)	198,400	1,037,868
KOC Holding A/S (Turkey)	20,624	63,726
LG Corp. (South Korea)	23,509	1,519,846
Nisshinbo Holdings, Inc. (Japan)	20,200	216,516
Nolato AB (Sweden) (Class B Stock)	18,743	1,508,176
NWS Holdings Ltd. (Hong Kong)	159,000	274,392
Samsung C&T Corp. (South Korea)	1,632	170,643
Shanghai Industrial Holdings Ltd. (China)	48,000	111,518
Shun Tak Holdings Ltd. (Hong Kong)	522,000	213,032
Toshiba Corp. (Japan)*	235,000	705,482
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	24,730	22,766

		112,655,008

Insurance — 2.2%
Aegon NV (Netherlands)	1,335,863	7,975,934
Aflac, Inc.	298,600	12,845,772
Ageas (Belgium)	39,933	2,010,352
AIA Group Ltd. (Hong Kong)	66,800	581,922
Alleghany Corp.	22,900	13,166,813
Allianz SE (Germany)	89,703	18,483,749
Allstate Corp. (The)	345,000	31,488,150
Ambac Financial Group, Inc.*	33,400	662,990
American Equity Investment Life Holding Co.	212,600	7,653,600
American Financial Group, Inc.	295,500	31,716,015
Argo Group International Holdings Ltd.	16,070	934,471
ASR Nederland NV (Netherlands)	192,317	7,831,329
Aviva PLC (United Kingdom)	540,221	3,584,410
AXA SA (France)	295,811	7,227,789
Cathay Financial Holding Co. Ltd. (Taiwan)	686,550	1,209,291
China Life Insurance Co. Ltd. (Taiwan)	67,000	70,457
CNO Financial Group, Inc.	761,100	14,491,344
CNP Assurances (France)	56,315	1,279,451
Coface SA (France)	19,366	214,718
Dai-ichi Life Holdings, Inc. (Japan)	150,200	2,673,207
DB Insurance Co. Ltd. (South Korea)	13,231	700,689
Direct Line Insurance Group PLC (United Kingdom)	637,896	2,878,614
Employers Holdings, Inc.	24,400	980,880
Fairfax Financial Holdings Ltd. (Canada)	2,300	1,288,798
FBL Financial Group, Inc. (Class A Stock)	5,900	464,625
First American Financial Corp.	479,500	24,799,740
Genworth Financial, Inc. (Class A Stock)*	1,338,000	6,021,000
Goosehead Insurance, Inc. (Class A Stock)*	15,300	381,888
Hanover Insurance Group, Inc. (The)	148,600	17,766,616
Harel Insurance Investments & Financial Services Ltd. (Israel)	253,274	1,901,787
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	24,514	742,306

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	17,300	$667,839
Insurance Australia Group Ltd. (Australia)	2,761,617	17,422,217
Intact Financial Corp. (Canada)	10,100	716,407
Japan Post Holdings Co. Ltd. (Japan)	215,700	2,360,572
Kemper Corp.	52,400	3,964,060
Legal & General Group PLC (United Kingdom)	4,702,283	16,447,807
Lincoln National Corp.	3,200	199,200
MetLife, Inc.	912,300	39,776,280
National General Holdings Corp.	115,000	3,027,950
National Western Life Group, Inc. (Class A Stock)	2,200	675,972
Navigators Group Inc/The	13,600	775,200
NN Group NV (Netherlands)	197,094	7,993,437
Old Mutual Ltd. (United Kingdom)*	669,028	1,322,642
Old Republic International Corp.	1,583,900	31,535,449
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	2,134,000	998,986
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	1,206,000	1,297,080
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	156,000	1,428,597
Porto Seguro SA (Brazil)	12,400	129,447
Poste Italiane SpA (Italy), 144A	157,186	1,311,975
Power Corp. of Canada (Canada)	15,500	347,104
Reinsurance Group of America, Inc.	135,400	18,073,192
SCOR SE (France)	79,265	2,931,307
Shin Kong Financial Holding Co. Ltd. (Taiwan)	4,471,000	1,719,775
Sompo Holdings, Inc. (Japan)	46,000	1,856,100
Storebrand ASA (Norway)	67,972	547,078
Sun Life Financial, Inc. (Canada)	17,000	683,155
Swiss Life Holding AG (Switzerland)*	4,426	1,534,722
Tokio Marine Holdings, Inc. (Japan)	93,900	4,392,947
Topdanmark A/S (Denmark)	57,316	2,503,059
UnipolSai Assicurazioni SpA (Italy)(a)	1,892,076	4,172,677
Universal Insurance Holdings, Inc.(a)	17,500	614,250
Unum Group	464,600	17,185,554
W.R. Berkley Corp.	31,000	2,244,710
Zurich Insurance Group AG (Switzerland)	46,843	13,852,884

		428,738,338

Internet & Direct Marketing Retail — 1.1%
1-800-Flowers.com, Inc. (Class A Stock)*	63,800	800,690
Amazon.com, Inc.*	69,500	118,136,100
boohoo.com PLC (United Kingdom)*	90,734	232,120
Booking Holdings, Inc.*	19,900	40,339,091
FTD Cos., Inc.*	42,000	194,880
Groupon, Inc.*	1,556,800	6,694,240
Netflix, Inc.*	56,400	22,076,652
Nutrisystem, Inc.(a)	87,500	3,368,750
PetMed Express, Inc.(a)	84,700	3,731,035
Qurate Retail, Inc.*	1,074,600	22,803,012

		218,376,570

Internet Software & Services — 2.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	26,282	4,876,099

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc. (Class A Stock)*	78,700	$88,867,253
Alphabet, Inc. (Class C Stock)*	91,693	102,297,295
Appfolio, Inc. (Class A Stock)*	32,500	1,987,375
Autohome, Inc. (China), ADR	1,600	161,599
Baidu, Inc. (China), ADR*	4,200	1,020,599
Blucora, Inc.*	187,700	6,944,900
Carbonite, Inc.*	23,100	806,190
Care.com, Inc.*	89,700	1,872,936
Endurance International Group Holdings, Inc.*	245,900	2,446,705
Envestnet, Inc.*	86,700	4,764,165
Facebook, Inc. (Class A Stock)*	908,000	176,442,560
Gocompare.Com Group PLC (United Kingdom)	138,227	238,334
LogMeIn, Inc.	207,900	21,465,675
Momo, Inc. (China), ADR*	11,600	504,600
QuinStreet, Inc.*	64,500	819,150
Rightmove PLC (United Kingdom)	12,422	868,327
Scout24 AG (Germany), 144A	30,966	1,639,004
SPS Commerce, Inc.*	29,500	2,167,660
TechTarget, Inc.*	44,300	1,258,120
Tencent Holdings Ltd. (China)	155,000	7,783,387
Weibo Corp. (China), ADR*(a)	10,100	896,476
XO Group, Inc.*	35,800	1,145,600
Yelp, Inc.*	167,100	6,546,978
YY, Inc. (China), ADR*	10,100	1,014,747

		438,835,734

IT Services — 2.0%
Accenture PLC (Class A Stock)	206,400	33,764,976
Alten SA (France)	36,437	3,745,575
Amadeus IT Group SA (Spain)(a)	196,199	15,427,628
Atos SE (France)	4,925	669,687
Automatic Data Processing, Inc.	198,700	26,653,618
Booz Allen Hamilton Holding Corp.	353,500	15,458,555
Broadridge Financial Solutions, Inc.	42,700	4,914,770
CACI International, Inc. (Class A Stock)*	56,800	9,573,640
CANCOM SE (Germany)	2,248	228,422
Cognizant Technology Solutions Corp. (Class A Stock)	879,400	69,463,806
Computacenter PLC (United Kingdom)	33,718	642,387
Computershare Ltd. (Australia)	63,782	868,868
Convergys Corp.	100,500	2,456,220
CoreLogic, Inc.*	86,500	4,489,350
DTS Corp. (Japan)	30,100	1,116,664
ExlService Holdings, Inc.*	26,200	1,483,182
Hackett Group, Inc. (The)	34,100	547,987
HCL Technologies Ltd. (India)	579,266	7,827,087
Infosys Ltd. (India)	216,519	4,150,887
Leidos Holdings, Inc.	407,900	24,066,100
ManTech International Corp. (Class A Stock)	6,800	364,752
MAXIMUS, Inc.	296,400	18,409,404
NEC Networks & System Integration Corp. (Japan)	24,100	541,669
NET One Systems Co. Ltd. (Japan)	14,200	243,782
Nihon Unisys Ltd. (Japan)	11,300	283,379
Obic Co. Ltd. (Japan)	8,700	718,764
Reply SpA (Italy)	3,956	268,268
Sabre Corp.	71,500	1,761,760

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Samsung SDS Co. Ltd. (South Korea)	665	$119,404
Science Applications International Corp.	220,900	17,877,437
Softcat PLC (United Kingdom)	136,608	1,378,355
Sopra Steria Group (France)	2,201	447,836
Syntel, Inc.*	131,600	4,223,044
Tata Consultancy Services Ltd. (India)	197,850	5,336,050
Tech Mahindra Ltd. (India)	292,487	2,797,039
Tieto OYJ (Finland)	21,059	680,569
TIS, Inc. (Japan)	236,700	10,877,672
Travelport Worldwide Ltd.	285,400	5,291,316
Vakrangee Ltd. (India)	188,323	183,635
Virtusa Corp.*	38,100	1,854,708
Visa, Inc. (Class A Stock)(a)	686,000	90,860,700
Wipro Ltd. (India)	421,698	1,608,317
Wirecard AG (Germany)	15,913	2,546,408

		396,223,677

Leisure Products — 0.1%
Brunswick Corp.	196,800	12,689,664
Games Workshop Group PLC (United Kingdom)	6,107	240,800
Johnson Outdoors, Inc. (Class A Stock)	11,300	955,189
MCBC Holdings, Inc.*	6,800	196,860
Polaris Industries, Inc.(a)	42,300	5,168,214
Sankyo Co. Ltd. (Japan)	10,100	394,959
Trigano SA (France)	6,233	1,105,797
Vista Outdoor, Inc.*(a)	213,300	3,304,017

		24,055,500

Life Sciences Tools & Services — 0.5%
Bio-Techne Corp.	45,000	6,657,750
Charles River Laboratories International, Inc.*	175,600	19,712,856
Gerresheimer AG (Germany)	4,306	348,373
Illumina, Inc.*	156,600	43,736,814
Medpace Holdings, Inc.*	57,500	2,472,500
QIAGEN NV*	29,438	1,067,104
Thermo Fisher Scientific, Inc.	81,900	16,964,766

		90,960,163

Machinery — 2.0%
AGCO Corp.(a)	224,100	13,607,352
Alamo Group, Inc.	20,400	1,843,344
Ashok Leyland Ltd. (India)	32,054	58,936
Atlas Copco AB (Sweden) (Class A Stock)	394,073	11,412,573
Atlas Copco AB (Sweden) (Class B Stock)	61,044	1,590,307
Bobst Group SA (Switzerland)	5,033	514,609
Bodycote PLC (United Kingdom)	26,359	339,276
Briggs & Stratton Corp.(a)	46,000	810,060
Bucher Industries AG (Switzerland)	3,478	1,160,152
Caterpillar, Inc.	467,000	63,357,890
China Conch Venture Holdings Ltd. (China)	84,000	306,578
Conzzeta AG (Switzerland)	199	228,885
Crane Co.	207,000	16,586,910
Cummins, Inc.	271,900	36,162,700
Daetwyler Holding AG (Switzerland)	1,182	226,782
Daifuku Co. Ltd. (Japan)	15,200	664,114
Deutz AG (Germany)	145,301	1,117,933
DMG Mori Co. Ltd. (Japan)	356,800	4,932,742

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Donaldson Co., Inc.(a)	94,700	$4,272,864
Epiroc AB (Sweden) (Class A Stock)*	375,709	3,942,601
Epiroc AB (Sweden) (Class B Stock)*	61,044	558,864
Federal Signal Corp.	40,400	940,916
Fuji Corp. (Japan)	17,900	320,427
Georg Fischer AG (Switzerland)	5,154	6,581,579
Global Brass & Copper Holdings, Inc.	136,800	4,288,680
Graco, Inc.	97,400	4,404,428
Haitian International Holdings Ltd. (China)	288,000	678,730
Harsco Corp.*	170,600	3,770,260
Hillenbrand, Inc.	33,600	1,584,240
Hitachi Construction Machinery Co. Ltd. (Japan)	15,500	502,510
Hiwin Technologies Corp. (Taiwan)	6,000	70,686
Hoshizaki Corp. (Japan)	600	60,637
Hosokawa Micron Corp. (Japan)	3,600	223,182
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)*	4,178	1,324,415
IDEX Corp.	198,000	27,023,040
Illinois Tool Works, Inc.	130,700	18,107,178
ITT, Inc.	317,900	16,616,633
Kennametal, Inc.	87,600	3,144,840
Koenig & Bauer AG (Germany)(a)	7,491	540,509
Komatsu Ltd. (Japan)	126,100	3,589,888
Lydall, Inc.*	21,500	938,475
Milacron Holdings Corp.*	115,200	2,180,736
MINEBEA MITSUMI, Inc. (Japan)	52,000	876,292
Mueller Industries, Inc.	50,700	1,496,157
Noritake Co. Ltd. (Japan)	13,100	724,909
NSK Ltd. (Japan)	52,600	541,404
OC Oerlikon Corp. AG (Switzerland)*	27,356	416,761
OKUMA Corp. (Japan)	3,800	200,370
Oshkosh Corp.	346,100	24,337,752
PACCAR, Inc.	243,900	15,112,044
Sandvik AB (Sweden)	965,492	17,051,537
Schindler Holding AG (Switzerland)	3,108	652,885
SKF AB (Sweden) (Class B Stock)	62,925	1,164,886
Spirax-Sarco Engineering PLC (United Kingdom)	9,833	843,214
SPX FLOW, Inc.*	91,200	3,991,824
Stabilus SA (Germany)	3,402	305,613
Standex International Corp.	3,600	367,920
Star Micronics Co. Ltd. (Japan)	134,300	2,076,488
Terex Corp.(a)	147,800	6,235,682
THK Co. Ltd. (Japan)	17,000	485,380
Timken Co. (The)	352,400	15,347,020
Toro Co. (The)	174,400	10,507,600
TriMas Corp.*	63,200	1,858,080
Tsugami Corp. (Japan)	18,000	159,122
VAT Group AG (Switzerland), 144A*	3,706	493,466
Vesuvius PLC (United Kingdom)	137,155	1,078,166
Volvo AB (Sweden) (Class B Stock)	1,179,562	18,746,923
Wabash National Corp.(a)	123,600	2,306,376
Wacker Neuson SE (Germany)	19,191	486,196
Washtec AG (Germany)	2,544	224,263
Watts Water Technologies, Inc. (Class A Stock)	3,800	297,920
Weichai Power Co. Ltd. (China) (Class H Stock)	850,000	1,167,798

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Yangzijiang Shipbuilding Holdings Ltd. (China)	4,070,000	$2,693,805

		392,835,314

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	502	593,247
Dfds A/S (Denmark)	57,608	3,666,843
Matson, Inc.	27,900	1,070,802
SITC International Holdings Co. Ltd. (China)	1,025,000	1,141,899

		6,472,791

Media — 0.8%
Axel Springer SE (Germany)	10,135	732,407
Cable One, Inc.	2,600	1,906,554
China Literature Ltd. (China), 144A*	5,000	46,795
Cineworld Group PLC (United Kingdom)	129,353	451,483
Comcast Corp. (Class A Stock)	2,382,600	78,173,106
CTS Eventim AG & Co. KGaA (Germany)	41,147	2,020,226
CyberAgent, Inc. (Japan)	12,500	749,667
Cyfrowy Polsat SA (Poland)	29,996	184,669
DA Consortium Holdings, Inc. (Japan)	49,400	1,376,441
Daiichikosho Co. Ltd. (Japan)	7,800	376,406
Fairfax Media Ltd. (Australia)	1,146,796	635,387
Gray Television, Inc.*	52,000	821,600
John Wiley & Sons, Inc. (Class A Stock)	157,100	9,803,040
Liberty Latin America Ltd.*	39,900	773,262
Metropole Television SA (France)	8,422	168,438
Naspers Ltd. (South Africa) (Class N Stock)	9,042	2,279,885
National CineMedia, Inc.	48,100	404,040
New Media Investment Group, Inc.	26,100	482,328
News Corp. (Class A Stock)	300,000	4,650,000
Nine Entertainment Co. Holdings Ltd. (Australia)	986,312	1,808,628
Pearson PLC (United Kingdom)	353,536	4,117,168
RTL Group SA (Luxembourg)	15,316	1,037,921
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	99,200	3,189,280
Sky PLC (United Kingdom)	41,499	799,220
Surya Citra Media Tbk PT (Indonesia)	183,200	26,272
TEGNA, Inc.	1,163,500	12,623,975
Television Francaise 1 (France)	44,505	468,088
Toei Co. Ltd. (Japan)	13,900	1,422,693
Twenty-First Century Fox, Inc. (Class B Stock)	195,500	9,632,285
Walt Disney Co. (The)	74,000	7,755,940
WPP PLC (United Kingdom)	44,708	702,433

		149,619,637

Metals & Mining — 1.4%
Alcoa Corp.*	101,500	4,758,320
Alrosa PJSC (Russia)	301,300	480,422
Angang Steel Co. Ltd. (China) (Class H Stock)	30,000	26,954
Anglo American PLC (South Africa)	886,648	19,684,392
ArcelorMittal (Luxembourg)	604,741	17,643,805
Aurubis AG (Germany)	4,673	356,711
BHP Billiton Ltd. (Australia)	199,206	4,984,537
BHP Billiton PLC (Australia)	287,602	6,454,483

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
BlueScope Steel Ltd. (Australia)	171,192	$2,184,850
Boliden AB (Sweden)	37,701	1,216,743
Commercial Metals Co.	178,000	3,757,580
Eramet (France)	1,301	170,678
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	36,609	81,192
Evraz PLC (Russia)	94,093	628,016
Ferrexpo PLC (Switzerland)	603,937	1,452,177
Freeport-McMoRan, Inc.	2,802,700	48,374,602
Glencore PLC (Switzerland)*	563,388	2,674,845
Granges AB (Sweden)	21,543	281,109
Hecla Mining Co.	496,700	1,728,516
Hindalco Industries Ltd. (India)	31,741	106,891
Hyundai Steel Co. (South Korea)	28,119	1,326,466
Jastrzebska Spolka Weglowa SA (Poland)*	43,075	876,178
JFE Holdings, Inc. (Japan)	98,700	1,864,217
JSW Steel Ltd. (India)	24,065	114,805
Kobe Steel Ltd. (Japan)	1,446,900	13,222,555
Korea Zinc Co. Ltd. (South Korea)	341	118,111
Kumba Iron Ore Ltd. (South Africa)	39,293	840,994
Magnitogorsk Iron & Steel Works (Russia), GDR	19,343	170,992
Materion Corp.	27,300	1,478,295
MMC Norilsk Nickel PJSC (Russia), ADR	8,849	158,840
Nippon Steel & Sumitomo Metal Corp. (Japan)	14,500	284,303
Novolipetsk Steel PJSC (Russia)	78,300	189,665
Nucor Corp.	204,000	12,750,000
Olympic Steel, Inc.	29,200	595,972
Outokumpu OYJ (Finland)	43,521	269,552
OZ Minerals Ltd. (Australia)	40,437	281,972
POSCO (South Korea)	8,392	2,476,143
Reliance Steel & Aluminum Co.	318,638	27,893,571
Rio Tinto Ltd. (Australia)	57,584	3,557,845
Rio Tinto PLC (Australia)	170,025	9,371,516
Royal Gold, Inc.	103,300	9,590,372
Ryerson Holding Corp.*	46,100	514,015
Salzgitter AG (Germany)	5,348	232,681
Sandfire Resources NL (Australia)	44,920	304,158
Severstal PJSC (Russia)	71,880	1,066,410
Sims Metal Management Ltd.	23,280	276,485
South32 Ltd. (Australia)	718,468	1,918,543
SSAB AB (Sweden) (Class A Stock)	41,242	193,955
SSAB AB (Sweden) (Class B Stock)	83,189	312,322
St Barbara Ltd. (Australia)	72,338	260,138
Steel Dynamics, Inc.	737,000	33,865,150
SunCoke Energy, Inc.*	121,800	1,632,120
Tokyo Steel Manufacturing Co. Ltd. (Japan)	120,400	1,068,136
United States Steel Corp.	609,300	21,173,175
Vale SA (Brazil)	83,345	1,061,879
Vedanta Ltd. (India)	25,238	87,095
Vedanta Ltd. (India), ADR	2,400	32,640
voestalpine AG (Austria)	21,910	1,007,489

		269,485,578

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	25,800	356,298
Cherry Hill Mortgage Investment Corp.	37,300	666,178
Exantas Capital Corp.(a)	81,600	830,688

COMMON STOCKS (continued)	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Corp.	554,129	$8,655,495
Western Asset Mortgage Capital Corp.	85,100	886,742

		11,395,401

Multiline Retail — 0.5%
Dollar General Corp.	143,100	14,109,660
Dollarama, Inc. (Canada)	18,000	697,737
Kohl’s Corp.(a)	306,100	22,314,690
Lifestyle International Holdings Ltd. (Hong Kong)	165,500	350,471
Macy’s, Inc.(a)	1,201,900	44,987,117
Magazine Luiza SA (Brazil)	2,100	69,083
Matahari Department Store Tbk PT (Indonesia)	66,900	40,973
Next PLC (United Kingdom)	44,855	3,570,399
Ryohin Keikaku Co. Ltd. (Japan)	3,300	1,159,367
Shinsegae, Inc. (South Korea)	1,271	457,114

		87,756,611

Multi-Utilities — 0.4%
A2A SpA (Italy)	204,155	353,379
AGL Energy Ltd. (Australia)	90,771	1,510,318
CenterPoint Energy, Inc.	573,800	15,899,998
Iren SpA (Italy)	106,814	272,537
MDU Resources Group, Inc.	929,493	26,657,859
NorthWestern Corp.	214,200	12,262,950
RWE AG (Germany)	518,396	11,780,319

		68,737,360

Oil, Gas & Consumable Fuels — 3.5%
Aker BP ASA (Norway)	14,905	548,253
Anadarko Petroleum Corp.	646,700	47,370,775
Arch Coal, Inc. (Class A Stock)(a)	13,800	1,082,334
Beach Energy Ltd. (Australia)	242,706	314,153
BP PLC (United Kingdom)	889,273	6,766,042
Cheniere Energy, Inc.*	305,300	19,902,507
Chevron Corp.	241,700	30,558,131
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,052,000	941,663
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	90,500	214,055
Clean Energy Fuels Corp.*	107,400	396,306
CNOOC Ltd. (China)	383,000	656,288
CNX Resources Corp.*	937,300	16,665,194
ConocoPhillips	1,191,300	82,938,306
Continental Resources, Inc.*(a)	387,300	25,081,548
Cosmo Energy Holdings Co. Ltd. (Japan)	7,700	269,646
CVR Energy, Inc.(a)	82,200	3,040,578
Delek US Holdings, Inc.	79,000	3,963,430
Ecopetrol SA (Colombia)	1,139,840	1,168,598
Empresas COPEC SA (Chile)	8,601	131,634
Enagas SA (Spain)	45,479	1,326,454
Energen Corp.*	408,600	29,754,252
Eni SpA (Italy)	368,666	6,835,582
Equinor ASA (Norway)	225,175	5,954,203
Exxaro Resources Ltd. (South Africa)	5,371	49,038
Exxon Mobil Corp.	319,800	26,457,054
Frontera Energy Corp. (Colombia), (OTC)*	9,424	136,884
Frontera Energy Corp. (Colombia), (TSX)*	10,784	156,922

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Galp Energia SGPS SA (Portugal)	265,944	$5,059,232
Gazprom PJSC (Russia)	681,920	1,538,407
Gazprom PJSC (Russia), ADR	186,054	818,824
HollyFrontier Corp.	683,700	46,785,591
Idemitsu Kosan Co. Ltd. (Japan)	44,100	1,568,267
Inpex Corp. (Japan)	128,800	1,337,702
JXTG Holdings, Inc. (Japan)	2,006,100	13,917,876
Kosmos Energy Ltd. (Ghana)*	143,000	1,182,610
Laredo Petroleum, Inc.*(a)	84,200	810,004
LUKOIL PJSC (Russia)	49,353	3,432,202
LUKOIL PJSC (Russia), ADR	14,407	985,151
Lundin Petroleum AB (Sweden)	25,395	806,039
Marathon Oil Corp.	1,489,800	31,077,228
MOL Hungarian Oil & Gas PLC (Hungary)	177,300	1,706,089
Murphy Oil Corp.(a)	816,300	27,566,451
Neste OYJ (Finland)	151,448	11,849,135
Noble Energy, Inc.	11,800	416,304
Novatek PJSC (Russia), GDR	1,435	212,811
Occidental Petroleum Corp.	166,900	13,966,192
Oil & Gas Development Co. Ltd. (Pakistan)	151,000	193,465
Oil Search Ltd. (Australia)	187,168	1,229,685
OMV AG (Austria)	193,826	10,962,378
Pacific Ethanol, Inc.*	37,400	97,240
PBF Energy, Inc. (Class A Stock)	199,600	8,369,228
Petroleo Brasileiro SA (Brazil)	79,500	397,936
Phillips 66	124,400	13,971,364
Pioneer Natural Resources Co.	170,700	32,303,268
PTT PCL (Thailand)	783,800	1,133,195
PTT PCL (Thailand), NVDR	183,000	264,574
Reliance Industries Ltd. (India)	10,039	142,633
Renewable Energy Group, Inc.*(a)	144,300	2,575,755
Repsol SA (Spain)	1,428,204	27,877,269
REX American Resources Corp.*	19,300	1,562,721
Rosneft Oil Co. PJSC (Russia)	178,490	1,127,210
Rosneft Oil Co. PJSC (Russia), GDR	9,159	56,969
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	624,245	21,604,430
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	137,168	4,912,393
SK Innovation Co. Ltd. (South Korea)	1,737	314,620
Snam SpA (Italy)	179,368	747,500
Surgutneftegas OJSC (Russia)	2,434,500	1,107,938
Surgutneftegas OJSC (Russia), ADR	36,408	162,307
Tatneft PJSC (Russia)	49,050	530,541
Tatneft PJSC (Russia), ADR	9,591	606,727
Thai Oil PCL (Thailand)	17,500	41,025
TOTAL SA (France)(a)	329,925	20,034,971
Valero Energy Corp.	308,000	34,135,640
Whitehaven Coal Ltd. (Australia)	1,226,735	5,236,600
WildHorse Resource Development Corp.*(a)	200,600	5,087,216
World Fuel Services Corp.	446,900	9,121,229
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	802,000	1,044,363

		684,668,335

Paper & Forest Products — 0.2%
Altri SGPS SA (Portugal)	26,242	264,456
Boise Cascade Co.	29,000	1,296,300
Ence Energia y Celulosa SA (Spain)	29,319	259,156

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products (continued)
Louisiana-Pacific Corp.	923,400	$25,134,948
Mondi PLC (United Kingdom)	49,247	1,328,589
Oji Holdings Corp. (Japan)	31,000	192,107
Sappi Ltd. (South Africa)	19,325	128,582
Semapa-Sociedade de Investimento e Gestao (Portugal)	8,484	226,688
Stora Enso OYJ (Finland) (Class R Stock)	339,443	6,613,023
UPM-Kymmene OYJ (Finland)	197,391	7,028,135

		42,471,984

Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	100,100	162,162
Beiersdorf AG (Germany)	5,782	655,380
Best World International Ltd. (Singapore)	1,728,200	1,568,705
Hengan International Group Co. Ltd. (China)	20,000	191,837
Herbalife Nutrition Ltd.*(a)	238,700	12,822,964
Kao Corp. (Japan)(a)	67,600	5,152,579
Kose Corp. (Japan)	3,700	795,849
L’Oreal SA (France)	2,950	727,255
Medifast, Inc.	41,100	6,582,576
Natura Cosmeticos SA (Brazil)	4,800	37,538
Nu Skin Enterprises, Inc. (Class A Stock)	263,600	20,610,884
Oriflame Holding AG (Switzerland)	122,038	3,918,704
Pola Orbis Holdings, Inc. (Japan)	26,200	1,151,372
Unilever NV (United Kingdom), CVA	211,364	11,776,579
Unilever PLC (United Kingdom)	168,517	9,308,946
USANA Health Sciences, Inc.*	44,800	5,165,440

		80,628,770

Pharmaceuticals — 2.3%
Allergan PLC	34,600	5,768,511
Astellas Pharma, Inc. (Japan)	515,200	7,840,614
AstraZeneca PLC (United Kingdom)	14,275	987,361
Bayer AG (Germany)	209,894	23,051,343
Catalent, Inc.*	24,600	1,030,494
China Medical System Holdings Ltd. (China)	806,000	1,605,429
China Resources Pharmaceutical Group Ltd. (China), 144A	1,068,000	1,476,673
CSPC Pharmaceutical Group Ltd. (China)	2,030,000	6,095,687
Dechra Pharmaceuticals PLC (United Kingdom)	13,089	479,020
Depomed, Inc.*(a)	127,200	848,424
Faes Farma SA (Spain)	58,897	249,037
Galenica AG (Switzerland), 144A*	56,501	2,995,311
GlaxoSmithKline PLC (United Kingdom)	81,494	1,642,994
H. Lundbeck A/S (Denmark)	78,417	5,495,973
Horizon Pharma PLC*	357,500	5,920,200
Hypera SA (Brazil)	101,300	719,810
Ipsen SA (France)	6,559	1,025,888
Johnson & Johnson	672,200	81,564,748
Kaken Pharmaceutical Co. Ltd. (Japan)	16,400	841,454
Kissei Pharmaceutical Co. Ltd. (Japan)	10,800	292,593
Mallinckrodt PLC*(a)	414,700	7,738,302
Merck & Co., Inc.	822,600	49,931,820
Novartis AG (Switzerland)	475,285	36,003,287
Pfizer, Inc.	1,162,100	42,160,988
Phibro Animal Health Corp. (Class A Stock)	49,000	2,256,450
Piramal Enterprises Ltd. (India)	10,936	404,886

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Richter Gedeon Nyrt (Hungary)	38,484	$700,775
Roche Holding AG (Switzerland)	166,761	36,997,292
Sanofi (France)	341,102	27,376,717
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	11,500	62,873
Shionogi & Co. Ltd. (Japan)	106,800	5,480,323
Sihuan Pharmaceutical Holdings Group Ltd. (China)	3,320,000	737,301
Sino Biopharmaceutical Ltd. (Hong Kong)	4,456,500	6,805,998
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	21,900	462,877
Supernus Pharmaceuticals, Inc.*(a)	140,800	8,426,880
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	4,200	491,331
Takeda Pharmaceutical Co. Ltd. (Japan)	97,800	4,114,260
Teva Pharmaceutical Industries Ltd. (Israel), ADR	14,555	353,978
UCB SA (Belgium)	92,159	7,224,381
Zoetis, Inc.	703,900	59,965,241

		447,627,524

Professional Services — 0.3%
AF AB (Sweden) (Class B Stock)	28,696	655,166
Dun & Bradstreet Corp. (The)	7,800	956,670
en-japan, Inc. (Japan)	3,900	196,258
FTI Consulting, Inc.*	17,500	1,058,400
Hays PLC (United Kingdom)	1,786,967	4,388,245
Heidrick & Struggles International, Inc.	30,900	1,081,500
ICF International, Inc.	31,700	2,252,285
Insperity, Inc.	150,600	14,344,650
Intertek Group PLC (United Kingdom)	9,549	717,994
Intertrust NV (Netherlands), 144A	14,731	261,244
Kelly Services, Inc. (Class A Stock)	5,400	121,230
Kforce, Inc.	64,800	2,222,640
Korn/Ferry International	47,600	2,947,868
ManpowerGroup, Inc.	257,991	22,202,705
Pagegroup PLC (United Kingdom)	44,521	330,124
Randstad NV (Netherlands)	105,951	6,218,822
RELX NV (United Kingdom)	34,587	735,281
RELX PLC (United Kingdom)	33,994	725,940
SGS SA (Switzerland)	747	1,984,925
Tanseisha Co. Ltd. (Japan)	40,600	513,248
TechnoPro Holdings, Inc. (Japan)	4,600	282,463
TrueBlue, Inc.*	63,900	1,722,105
WDB Holdings Co. Ltd. (Japan)	10,000	300,299
Wolters Kluwer NV (Netherlands)	14,699	825,743

		67,045,805

Real Estate Management & Development — 0.7%
Agile Group Holdings Ltd. (China)	738,000	1,255,667
Aldar Properties PJSC (United Arab Emirates)	1,815,102	999,266
Allreal Holding AG (Switzerland)*	4,045	659,117
CBRE Group, Inc. (Class A Stock)*	769,300	36,726,382
China Overseas Land & Investment Ltd. (China)	410,000	1,345,703
China Resources Land Ltd. (China)	284,000	953,972
China Vanke Co. Ltd. (China) (Class H Stock)	182,300	635,768

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
CIFI Holdings Group Co. Ltd. (China)	96,000	$60,811
CK Asset Holdings Ltd. (Hong Kong)	478,500	3,787,956
Country Garden Holdings Co. Ltd. (China)	785,000	1,376,103
Daiwa House Industry Co. Ltd. (Japan)	203,800	6,933,650
DAMAC Properties Dubai Co. PJSC (United Arab Emirates)	785,016	438,786
Deutsche Wohnen SE (Germany)	48,132	2,324,488
DIC Asset AG (Germany)	50,863	569,722
Emaar Development PJSC (United Arab Emirates)*	253,153	349,071
Emaar Properties PJSC (United Arab Emirates)	838,406	1,125,047
Forestar Group, Inc.*(a)	12,221	253,586
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	344,800	691,998
Hang Lung Group Ltd. (Hong Kong)	12,000	33,600
Henderson Land Development Co. Ltd. (Hong Kong)	180,400	951,299
HFF, Inc. (Class A Stock)	54,300	1,865,205
Hongkong Land Holdings Ltd. (Hong Kong)	206,500	1,476,254
Hysan Development Co. Ltd. (Hong Kong)	129,000	720,013
Jones Lang LaSalle, Inc.	177,603	29,480,322
Kerry Properties Ltd. (Hong Kong)	2,426,500	11,596,080
Land & Houses PCL (Thailand)	1,718,300	578,795
LendLease Group (Australia)	4,815	70,499
Logan Property Holdings Co. Ltd. (China)	38,000	51,208
Marcus & Millichap, Inc.*	39,000	1,521,390
Mitsubishi Estate Co. Ltd. (Japan)	162,100	2,829,765
NEPI Rockcastle PLC (Romania)	10,468	93,156
New World Development Co. Ltd. (Hong Kong)	468,000	654,690
Nexity SA (France)	6,097	384,910
PSP Swiss Property AG (Switzerland)	5,543	513,870
RMR Group, Inc. (The) (Class A Stock)	9,500	745,275
Ruentex Development Co. Ltd. (Taiwan)*	26,000	30,000
Shimao Property Holdings Ltd. (China)	131,500	342,847
Shui On Land Ltd. (China)	2,464,500	623,218
Sino Land Co. Ltd. (Hong Kong)	152,000	246,996
Sino-Ocean Group Holding Ltd. (China)	1,318,500	762,996
SOHO China Ltd. (China)	497,500	235,997
Sumitomo Realty & Development Co. Ltd. (Japan)	49,000	1,804,423
Sun Hung Kai Properties Ltd. (Hong Kong)	102,000	1,536,726
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	125,000	1,321,231
Swire Properties Ltd. (Hong Kong)	229,000	844,544
Swiss Prime Site AG (Switzerland)*	9,591	881,218
Vonovia SE (Germany)	65,924	3,133,330
Wallenstam AB (Sweden) (Class B Stock)	26,401	236,836
Wharf Holdings Ltd. (The) (Hong Kong)	2,272,000	7,275,676
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	60,000	426,046
Wheelock & Co. Ltd. (Hong Kong)	503,000	3,495,615
Yanlord Land Group Ltd. (Singapore)	959,000	1,118,122

		138,369,245

Road & Rail — 0.8%
ArcBest Corp.	11,100	507,270
Avis Budget Group, Inc.*(a)	379,000	12,317,500

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Central Japan Railway Co. (Japan)	103,200	$21,365,427
Container Corp. Of India Ltd. (India)	4,488	42,741
Covenant Transportation Group, Inc. (Class A Stock)*(a)	33,100	1,042,650
CSX Corp.	60,300	3,845,934
DSV A/S (Denmark)	26,108	2,101,739
Hankyu Hanshin Holdings, Inc. (Japan)	32,900	1,321,563
Kyushu Railway Co. (Japan)	64,300	1,966,006
Landstar System, Inc.	120,100	13,114,920
National Express Group PLC (United Kingdom)	666,063	3,516,877
Norfolk Southern Corp.	331,800	50,058,666
Old Dominion Freight Line, Inc.	226,500	33,739,440
Ryder System, Inc.	89,000	6,395,540
Sankyu, Inc. (Japan)	7,200	377,885
Sixt SE (Germany)	1,861	208,055

		151,922,213

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Energy Industries, Inc.*	270,700	15,724,963
Amkor Technology, Inc.*	261,800	2,248,862
Applied Materials, Inc.	154,800	7,150,212
ASE Technology Holding Co. Ltd. (Taiwan)	93,000	218,404
ASM International NV (Netherlands)	6,393	352,272
BE Semiconductor Industries NV (Netherlands)	211,518	5,691,926
Cabot Microelectronics Corp.	55,200	5,937,312
Cohu, Inc.	17,700	433,827
Cypress Semiconductor Corp.	1,533,000	23,884,140
Diodes, Inc.*	27,200	937,584
Entegris, Inc.	152,200	5,159,580
First Solar, Inc.*	46,600	2,453,956
Globalwafers Co. Ltd. (Taiwan)	61,000	1,009,913
Intel Corp.	1,412,700	70,225,317
Macronix International (Taiwan)*	48,000	68,069
MKS Instruments, Inc.	398,600	38,146,020
Nanometrics, Inc.*	49,800	1,763,418
Nanya Technology Corp. (Taiwan)	381,000	1,034,212
Novatek Microelectronics Corp. (Taiwan)	15,000	67,504
NuFlare Technology, Inc. (Japan)	3,400	208,605
NVIDIA Corp.	362,400	85,852,560
Phison Electronics Corp. (Taiwan)	60,000	473,271
Rudolph Technologies, Inc.*	20,800	615,680
SCREEN Holdings Co. Ltd. (Japan)	23,300	1,631,791
Silicon Laboratories, Inc.*	31,900	3,177,240
Siltronic AG (Germany)	90,812	12,904,485
SK Hynix, Inc. (South Korea)	118,095	9,064,884
SMART Global Holdings, Inc.*(a)	144,200	4,595,654
SolarEdge Technologies, Inc.*(a)	93,000	4,450,050
STMicroelectronics NV (Switzerland)	94,054	2,088,312
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	536,000	3,806,179
Teradyne, Inc.	185,700	7,069,599
Texas Instruments, Inc.	191,400	21,101,850
Tokyo Electron Ltd. (Japan)	95,600	16,410,057
Tokyo Seimitsu Co. Ltd. (Japan)	5,900	194,457
Ulvac, Inc. (Japan)	5,300	202,178
Versum Materials, Inc.	440,300	16,357,145

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xperi Corp.	18,400	$296,240

		373,007,728

Software — 3.0%
ACI Worldwide, Inc.*	87,900	2,168,493
Activision Blizzard, Inc.	668,000	50,981,760
Adobe Systems, Inc.*	380,000	92,647,800
Altium Ltd. (Australia)	187,908	3,123,092
Aspen Technology, Inc.*	8,100	751,194
Avaya Holdings Corp.*(a)	42,100	845,368
Cadence Design Systems, Inc.*	81,200	3,516,772
Capcom Co. Ltd. (Japan)	12,400	304,912
CDK Global, Inc.	260,800	16,965,040
Check Point Software Technologies Ltd. (Israel)*	6,486	633,552
Dell Technologies, Inc. (Class V Stock)*	188,900	15,977,162
Fair Isaac Corp.*	93,200	18,017,424
Fortinet, Inc.*	592,800	37,008,504
Intuit, Inc.	262,600	53,650,493
Micro Focus International PLC (United Kingdom)	58,886	1,021,749
Microsoft Corp.	1,604,300	158,200,023
MicroStrategy, Inc. (Class A Stock)*	6,500	830,375
Monotype Imaging Holdings, Inc.	50,200	1,019,060
Nemetschek SE (Germany)	2,602	311,867
Nexon Co. Ltd. (Japan)*	254,400	3,691,183
Nice Ltd. (Israel)*	80,529	8,334,446
NSD Co. Ltd. (Japan)	19,400	441,627
Oracle Corp.	807,900	35,596,074
Paycom Software, Inc.*(a)	9,300	919,119
Pegasystems, Inc.	14,600	800,080
Progress Software Corp.	171,500	6,657,630
PTC, Inc.*	419,600	39,362,676
Qualys, Inc.*	62,000	5,226,600
SAP SE (Germany)	8,107	935,693
SimCorp A/S (Denmark)	5,120	413,522
Tyler Technologies, Inc.*	22,600	5,019,460
Ubisoft Entertainment SA (France)*	17,078	1,866,768
Ultimate Software Group, Inc. (The)*	24,200	6,226,902
Varonis Systems, Inc.*	25,800	1,922,100
Verint Systems, Inc.*	133,100	5,902,985

		581,291,505

Specialty Retail — 1.7%
ABC-Mart, Inc. (Japan)	4,500	245,959
Abercrombie & Fitch Co. (Class A Stock)(a)	152,600	3,735,648
Advance Auto Parts, Inc.(a)	141,300	19,174,410
American Eagle Outfitters, Inc.(a)	439,200	10,211,400
Asbury Automotive Group, Inc.*	62,100	4,256,955
AutoNation, Inc.*(a)	454,900	22,099,042
Burlington Stores, Inc.*	70,800	10,657,524
Cato Corp. (The) (Class A Stock)	22,400	551,488
CECONOMY AG (Germany)	73,614	612,217
Chico’s FAS, Inc.	578,800	4,711,432
Conn’s, Inc.*	29,000	957,000
Dick’s Sporting Goods, Inc.	680,800	23,998,200
Fast Retailing Co. Ltd. (Japan)	37,500	17,187,589
Five Below, Inc.*	8,900	869,619
Fnac Darty SA (France)*	37,654	3,569,279

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc.	432,600	$22,776,390
Gap, Inc. (The)(a)	656,800	21,273,752
Genesco, Inc.*(a)	39,600	1,572,120
Giordano International Ltd. (Hong Kong)	1,106,000	695,586
Group 1 Automotive, Inc.	34,100	2,148,300
Hennes & Mauritz AB (Sweden) (Class B Stock)	49,543	737,450
Home Product Center PCL (Thailand)	110,100	44,586
Hotel Shilla Co. Ltd. (South Korea)	885	98,028
JD Sports Fashion PLC (United Kingdom)	518,212	3,002,764
JUMBO SA (Greece)	60,668	998,025
Kingfisher PLC (United Kingdom)	438,552	1,715,004
Luk Fook Holdings International Ltd. (Hong Kong)	54,000	223,062
Maisons du Monde SA (France), 144A	6,150	226,160
Michaels Cos., Inc. (The)*	636,700	12,205,539
Murphy USA, Inc.*(a)	66,900	4,970,001
Office Depot, Inc.(a)	416,100	1,061,055
Party City Holdco, Inc.*(a)	151,200	2,305,800
Pets at Home Group PLC (United Kingdom)	585,677	999,225
Ross Stores, Inc.	701,600	59,460,600
Sa Sa International Holdings Ltd. (Hong Kong)	322,000	204,000
Sally Beauty Holdings, Inc.*(a)	205,200	3,289,356
Shoe Carnival, Inc.	14,600	473,770
Signet Jewelers Ltd.(a)	300,000	16,725,000
Sonic Automotive, Inc. (Class A Stock)	47,600	980,560
Super Retail Group Ltd. (Australia)	35,307	211,491
Tailored Brands, Inc.(a)	107,400	2,740,848
T-Gaia Corp. (Japan)	52,400	1,337,257
Tilly’s, Inc. (Class A Stock)	82,910	1,256,087
Ulta Beauty, Inc.*	139,500	32,567,670
Urban Outfitters, Inc.*	71,100	3,167,505
WH Smith PLC (United Kingdom)	14,991	394,594
Zhongsheng Group Holdings Ltd. (China)	116,500	348,802
Zumiez, Inc.*	72,600	1,818,630

		324,866,779

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	979,900	181,389,289
Brother Industries Ltd. (Japan)	53,600	1,055,978
Canon, Inc. (Japan)(a)	656,300	21,521,094
FUJIFILM Holdings Corp. (Japan)	327,500	12,773,378
Hewlett Packard Enterprise Co.	1,974,500	28,847,445
HP, Inc.	2,249,500	51,041,155
Konica Minolta, Inc. (Japan)	125,000	1,159,290
Legend Holdings Corp. (China) (Class H Stock), 144A	9,500	28,886
Micro-Star International Co. Ltd. (Taiwan)	79,000	243,185
NCR Corp.*(a)	430,600	12,909,388
Ricoh Co. Ltd. (Japan)	79,000	723,461
Samsung Electronics Co. Ltd. (South Korea)	173,951	7,286,735
Seiko Epson Corp. (Japan)	40,800	708,346
Western Digital Corp.	514,300	39,811,963

		359,499,593

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	6,687	1,455,881

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
ANTA Sports Products Ltd. (China)	29,000	$152,926
Burberry Group PLC (United Kingdom)	55,808	1,586,092
Carter’s, Inc.	185,600	20,117,184
China Taifeng Beddings Holdings Ltd. (China)*^	242,000	—
Columbia Sportswear Co.	41,900	3,832,593
Hermes International (France)	4,305	2,629,731
Kering SA (France)	5,726	3,225,459
LPP SA (Poland)	36	81,202
Lululemon Athletica, Inc.*	149,200	18,627,620
LVMH Moet Hennessy Louis Vuitton SE (France)	89,836	29,827,290
Moncler SpA (Italy)	118,548	5,379,127
Movado Group, Inc.	36,400	1,758,120
Onward Holdings Co. Ltd. (Japan)	210,100	1,610,937
Oxford Industries, Inc.	22,700	1,883,646
PVH Corp.	79,500	11,902,740
Shenzhou International Group Holdings Ltd. (China)	15,000	184,581
Skechers U.S.A., Inc. (Class A Stock)*	475,300	14,263,753
Swatch Group AG (The) (Switzerland)	7,548	651,746
Swatch Group AG (The) (Switzerland)	4,129	1,954,592
Titan Co. Ltd. (India)	84,931	1,089,519
VF Corp.	360,800	29,412,416
Wolverine World Wide, Inc.	291,500	10,135,455

		161,762,610

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	161,010	7,063,704
Deutsche Pfandbriefbank AG (Germany), 144A	535,211	7,467,399
Federal Agricultural Mortgage Corp. (Class C Stock)	19,000	1,700,120
Flagstar Bancorp, Inc.*	78,600	2,692,836
Housing Development Finance Corp. Ltd. (India)	6,974	194,328
Meta Financial Group, Inc.	4,700	457,780
MGIC Investment Corp.*	546,100	5,854,192
OneSavings Bank PLC (United Kingdom)	327,345	1,766,461
Radian Group, Inc.	141,000	2,287,020
Walker & Dunlop, Inc.	33,300	1,853,145

		31,336,985

Tobacco — 0.3%
Altria Group, Inc.	551,700	31,331,043
British American Tobacco PLC (United Kingdom)	36,924	1,859,985
Gudang Garam Tbk PT (Indonesia)	106,400	498,546
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	2,014,900	502,108
Imperial Brands PLC (United Kingdom)	146,311	5,433,710
Japan Tobacco, Inc. (Japan)(a)	146,200	4,085,766
KT&G Corp. (South Korea)	14,571	1,400,053
Scandinavian Tobacco Group A/S (Denmark), 144A	103,558	1,562,468
Swedish Match AB (Sweden)	153,332	7,577,929

		54,251,608

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	11,900	$644,384
Applied Industrial Technologies, Inc.	57,900	4,061,685
BMC Stock Holdings, Inc.*	206,500	4,305,525
Ferguson PLC (Switzerland)	31,833	2,575,536
Foundation Building Materials, Inc.*	58,600	901,268
GMS, Inc.*	73,600	1,993,824
ITOCHU Corp. (Japan)	1,101,200	19,916,122
Kaman Corp.	7,700	536,613
Marubeni Corp. (Japan)	2,739,100	20,853,829
Mitsubishi Corp. (Japan)	333,400	9,244,873
Mitsui & Co. Ltd. (Japan)	279,200	4,649,320
MSC Industrial Direct Co., Inc. (Class A Stock)	83,000	7,042,550
Rush Enterprises, Inc. (Class A Stock)*	20,500	889,290
Sojitz Corp. (Japan)	193,600	701,146
Sumitomo Corp. (Japan)	207,000	3,394,765
Toyota Tsusho Corp. (Japan)	18,300	611,526
Veritiv Corp.*	41,500	1,653,775
WESCO International, Inc.*	236,100	13,481,310

		97,457,341

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	119,960	21,718,424
Airports of Thailand PCL (Thailand)	625,900	1,189,856
Atlantia SpA (Italy)	62,264	1,835,682
Auckland International Airport Ltd. (New Zealand)	126,502	580,429
Enav SpA (Italy), 144A	422,541	2,113,890
Fraport AG Frankfurt Airport Services Worldwide (Germany)	15,067	1,449,516
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	10,100	93,726
Kamigumi Co. Ltd. (Japan)	16,000	332,093
Malaysia Airports Holdings Bhd (Malaysia)	24,600	53,591
Taiwan High Speed Rail Corp. (Taiwan)	53,000	41,518
TAV Havalimanlari Holding A/S (Turkey)	46,856	229,336

		29,638,061

Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	73,700	442,875
Pennon Group PLC (United Kingdom)	58,394	610,686
SJW Group	10,800	715,176

		1,768,737

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	1,824,400	1,523,070
China Mobile Ltd. (China)	170,500	1,512,837
Globe Telecom, Inc. (Philippines)	920	26,562
KDDI Corp. (Japan)	446,100	12,198,565
NTT DOCOMO, Inc. (Japan)	183,700	4,681,111
Shenandoah Telecommunications Co	45,700	1,494,390
SK Telecom Co. Ltd. (South Korea)	5,821	1,216,644
Telephone & Data Systems, Inc.	360,800	9,893,136
TIM Participacoes SA (Brazil)	23,000	77,502

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)	9,336,613	$22,615,977

		55,239,794

TOTAL COMMON STOCKS (cost $11,579,448,593)		12,667,232,991

PREFERRED STOCKS — 0.1%
Auto Components — 0.0%
Schaeffler AG (Germany)	22,133	287,268

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	8,415	669,397
Volkswagen AG (Germany) (PRFC)	25,431	4,201,468

		4,870,865

Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	170,760	1,768,952
Itausa – Investimentos Itau SA (Brazil), (PRFC)	429,550	1,018,529

		2,787,481

Capital Markets — 0.0%
State Street Corp.	60,000	1,567,200

Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	208	37,587

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	3,158	38,206

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	108,000	382,316
Cia Energetica de Minas Gerais (Brazil) (PRFC)	23,900	44,522
Cia Paranaense de Energia (Brazil) (PRFC B)	177,000	992,835

		1,419,673

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	48,264	6,158,433

Metals & Mining — 0.0%
Vedanta Ltd. (India) 7.500%*	16,588	2,455

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	104,700	463,833
Surgutneftegas OJSC (Russia) (PRFC)	3,297,600	1,654,298
Transneft PJSC (Russia) (PRFC)	398	1,055,249

		3,173,380

Personal Products — 0.0%
Amorepacific Corp. (South Korea) (PRFC)	249	34,595
LG Household & Health Care Ltd. (South Korea) (PRFC)	58	38,001

		72,596

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	45,738	1,544,522

TOTAL PREFERRED STOCKS
(cost $23,311,957)		21,959,666

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Units	Value
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 07/17/18	6,569,535	$—

Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/06/18	13,400	13,802

TOTAL RIGHTS (cost $14,557)		13,802

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF	380,046	25,451,681
iShares MSCI EAFE Small-Cap ETF	180,000	11,293,200
iShares MSCI Emerging Markets ETF(a)	16,042	695,100

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $37,867,967)		37,439,981

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.2%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2016-4, Class C
2.410%	07/08/22	2,100	2,066,204
Series 2017-3, Class C
2.690%	06/19/23	3,770	3,707,896
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-2A, Class A, 144A
2.630%	12/20/21	5,200	5,135,618
Series 2016-1A, Class A, 144A
2.990%	06/20/22	3,700	3,662,214
Series 2018-1A, Class A, 144A
3.700%	09/20/24	12,800	12,856,929
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A
2.160%	10/15/20	4,684	4,665,591
Series 2017-1A, Class B, 144A
2.880%	06/15/21	2,300	2,287,032
Santander Drive Auto Receivables Trust,
Series 2014-2, Class C
2.330%	11/15/19	6	5,818

			34,387,302

Collateralized Loan Obligations — 3.6%
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A
3.838%(c)	10/15/28	7,750	7,761,740
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.628%(c)	07/15/29	4,500	4,512,911
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
3.608%(c)	07/16/29	20,750	20,800,937

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.322%(c)	04/23/31	7,500	$7,483,739
Battalion CLO Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
3.695%(c)	07/18/30	11,750	11,801,251
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	07/15/29	10,750	10,777,922
Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	10/15/30	13,750	13,769,520
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A
3.672%(c)	04/13/27	1,500	1,498,253
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A
3.809%(c)	01/20/29	7,500	7,524,817
Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A
3.310%(c)	04/17/31	16,000	15,939,058
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
3.589%(c)	04/20/31	10,500	10,516,992
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.579%(c)	07/20/31	7,750	7,770,945
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
3.755%(c)	10/18/26	500	500,960
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.330%(c)	04/24/31	25,000	24,956,543
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A
3.548%(c)	07/15/26	2,000	1,999,675
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A
3.798%(c)	07/15/26	3,750	3,748,091
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.528%(c)	10/15/26	3,250	3,249,510
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
3.905%(c)	04/18/27	3,750	3,769,592
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A
3.035%(c)	04/15/31	25,000	24,998,558

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.539%(c)	04/26/31	14,000	$14,007,885
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A
3.390%(c)	04/25/31	20,000	20,016,300
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.642%(c)	10/23/29	10,000	10,003,543
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 3 Month LIBOR + 1.500%, 144A
3.859%(c)	07/20/27	5,500	5,499,043
JMP Credit Advisors CLO IV Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A
3.723%(c)	07/17/29	4,250	4,263,771
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
3.643%(c)	05/15/26	2,500	2,495,088
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.528%(c)	07/15/26	12,000	11,998,342
Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A
3.548%(c)	10/15/26	7,500	7,498,736
Mariner CLO Ltd. (Cayman Islands),
Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A
3.324%(c)	04/25/31	30,000	29,888,424
Midocean Credit CLO (Cayman Islands),
Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.036%(c)	02/20/31	15,000	14,999,918
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A
4.109%(c)	04/20/28	6,500	6,500,000
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.075%(c)	01/16/31	15,000	14,994,789
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.198%(c)	01/15/28	9,000	8,956,015
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A
3.608%(c)	07/15/30	11,000	11,026,230
OZLM Funding Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A
3.799%(c)	10/30/27	6,750	6,766,041
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A
3.433%(c)	04/17/31	14,000	13,968,384
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
3.609%(c)	10/30/30	12,750	$12,761,571
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
3.631%(c)	05/21/29	20,250	20,280,723
Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A
3.362%(c)	07/16/31	7,500	7,500,000
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 3 Month LIBOR + 1.520%, 144A
3.845%(c)	12/20/28	4,250	4,261,821
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
3.603%(c)	10/17/30	7,500	7,524,386
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
2.776%(c)	04/20/31	15,000	15,011,732
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A
3.599%(c)	07/20/30	12,000	12,030,608
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
4.009%(c)	07/20/28	7,000	7,000,000
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
4.019%(c)	10/20/28	9,250	9,250,000
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
3.640%(c)	07/25/30	10,000	10,008,759
Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.579%(c)	10/20/30	13,250	13,241,637
Telos CLO (Cayman Islands),
Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A
3.653%(c)	07/17/26	25,000	25,010,290
Telos CLO Ltd. (Cayman Islands),
Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A
3.593%(c)	01/17/30	11,500	11,493,394
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
3.898%(c)	01/15/29	2,750	2,758,860
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
3.578%(c)	07/15/29	10,500	10,521,736
Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A
2.871%(c)	01/20/31	8,000	7,992,072
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A, 3 Month LIBOR + 1.750%, 144A
4.105%(c)	04/18/28	13,750	13,806,139
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
4.060%(c)	10/25/28	10,500	10,500,000
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
3.680%(c)	07/25/29	16,250	16,313,825
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
3.570%(c)	01/25/31	9,000	9,026,544

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.314%(c)	04/25/31	12,500	$12,472,576
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A
4.009%(c)	10/20/28	7,500	7,516,588
Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A
3.679%(c)	04/20/29	9,000	9,028,566
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
3.609%(c)	10/20/29	12,750	12,766,048
West CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 0.920%, 144A
3.275%(c)	07/18/26	16,000	15,978,392
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
3.718%(c)	07/15/29	13,500	13,551,319
Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A
3.638%(c)	04/15/30	7,000	7,054,244
Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A
3.075%(c)	04/15/29	20,000	19,907,426

			690,832,779

Consumer Loans — 0.5%
Lendmark Funding Trust,
Series 2017-2A, Class A, 144A
2.800%	05/20/26	8,300	8,191,430
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	12,600	12,415,962
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	8,280	8,297,607
Series 2015-2A, Class A, 144A
2.570%	07/18/25	998	998,082
Series 2016-1A, Class A, 144A
3.660%	02/20/29	15,350	15,446,263
Series 2016-2A, Class A, 144A
4.100%	03/20/28	2,351	2,365,237
Series 2017-1A, Class B, 144A
2.790%	09/14/32	2,500	2,427,648
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	6,000	5,902,265
Series 2017-B, Class A, 144A
3.220%	10/10/23	12,600	12,421,270
Series 2018-A, Class A, 144A
3.610%	03/08/24	4,930	4,909,358
PNMAC FMSR ISSUER TRUST,
Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A
4.441%(c)	04/25/23	3,080	3,081,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	12,237	$12,191,927
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	18,638	18,630,397

			107,278,641

Credit Cards — 0.1%
Discover Card Execution Note Trust,
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%
2.673%(c)	12/15/26	15,300	15,457,165

			15,457,165

Home Equity Loans — 0.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080%
3.171%(c)	10/25/34	2,616	2,622,528
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1, 1 Month LIBOR + 1.020%
3.111%(c)	04/25/34	3,718	3,687,153
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3, 1 Month LIBOR + 4.500%
5.179%(c)	01/25/33	2,422	2,421,862
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class AV2, 1 Month LIBOR + 0.760%
2.851%(c)	10/25/33	958	949,062
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
2.871%(c)	03/25/34	1,872	1,867,304
Series 2003-W7, Class M1, 1 Month LIBOR + 1.040%
3.126%(c)	03/25/34	740	739,713
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%
3.171%(c)	01/25/34	1,325	1,326,349
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2, 1 Month LIBOR + 3.530%
5.598%(c)	01/15/33	87	87,330
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.980%
3.066%(c)	10/25/34	4,667	4,722,050
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/35	2,619	2,629,395
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.350%
3.441%(c)	08/25/33	2,430	2,426,414
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.980%
3.066%(c)	03/25/34	869	855,045
Home Equity Asset Trust,
Series 2002-1, Class M1, 1 Month LIBOR + 1.320%
3.411%(c)	11/25/32	1,200	1,198,528
Series 2002-5, Class M1, 1 Month LIBOR + 1.700%
3.791%(c)	05/25/33	2,323	2,311,558
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%
3.171%(c)	04/25/34	760	765,660
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
3.852%(c)	01/28/70	3,493	3,561,096
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%
2.811%(c)	07/25/34	221	220,666

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%
2.891%(c)	08/25/35	811	$771,221
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%
3.111%(c)	10/25/33	887	886,819
Series 2003-NC7, Class M1, 1 Month LIBOR + 1.050%
3.141%(c)	06/25/33	620	613,736
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%
3.051%(c)	09/25/34	4,633	4,679,797
Series 2005-HE2, Class M1, 1 Month LIBOR + 0.600%
2.691%(c)	01/25/35	1,546	1,539,071
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.710%
2.796%(c)	08/25/35	1,535	1,540,668
New Residential Mortgage Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	8,114	8,179,355
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-6, Class A2, 1 Month LIBOR + 0.660%
2.751%(c)	11/25/33	1,604	1,572,067
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.770%
2.856%(c)	02/25/35	1,336	1,324,002
Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust,
Series 2005-1, Class M4, 1 Month LIBOR + 0.920%
3.006%(c)	04/25/35	3,140	3,153,910
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4, 1 Month LIBOR + 0.890%
2.976%(c)	11/25/35	1,052	1,055,231

			57,707,590

Other — 0.0%
Oportun Funding LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,000	3,999,555

			3,999,555

Residential Mortgage-Backed Securities — 0.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1, 1 Month LIBOR + 0.600%
2.691%(c)	08/25/35	322	322,101
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.375%(cc)	03/25/44	883	879,995
Chase Funding Trust,
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%
2.751%(c)	11/25/32	657	651,960
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 1 Month LIBOR + 1.450%, 144A
3.541%(c)	10/25/37	3,966	3,992,969
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1, 1 Month LIBOR + 0.920%
3.006%(c)	01/25/34	2,547	2,563,181
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
5.132%(c)	12/26/46	9,235	9,445,284
Series 2018-3R

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
3.071%	12/25/46		9,566	$9,544,742
GSAMP Trust,
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.980%
3.066%(c)	09/25/34		4,913	4,958,775
Merrill Lynch Mortgage Investors Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	09/25/35		1,611	1,603,429
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2, 1 Month LIBOR + 0.690%
2.781%(c)	05/25/35		6,075	6,089,886
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.551%(c)	09/25/35		5,604	5,610,800
Series 2005-5, Class AF4
4.115%(cc)	11/25/35		2,099	2,095,012
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	01/25/34		1,085	1,083,742
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980%
3.071%(c)	10/25/35		6,701	6,568,020
Towd Point Mortgage Trust,
Series 2015-2, Class 1M2, 144A
3.620%(cc)	11/25/60		4,000	4,100,119
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		7,767	7,579,755
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57		17,624	17,175,120
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		681	678,904
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		780	775,734

				85,719,528

Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A
2.941%(c)	05/25/41		4,734	4,817,214
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A
3.091%(c)	01/25/41		2,308	2,320,273
Series 2017-A, Class A2, 144A
2.650%	01/25/41		6,117	5,966,612

				13,104,099

TOTAL ASSET-BACKED SECURITIES (cost $1,005,413,668)				1,008,486,659

BANK LOANS — 0.1%
Consumer Cyclical – Services — 0.0%
Obol France 3 SAS
Facility B, 1 Month EURIBOR + 3.500%
3.500%(c)	04/11/23	EUR	1,205	1,398,899

Healthcare & Pharmaceutical — 0.0%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%
4.250%(c)	11/21/24	EUR	1,368	1,601,979

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Internet Software & Services — 0.0%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.594%(c)	09/30/24	6,750	$6,778,500

Oil & Gas — 0.0%
Euro Garages, Ltd.
Term B1, 1 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR 1,963	2,264,517

Retail — 0.1%
EG Amer, LLC,
Term Loan
—%(p)	02/01/26	2,605	2,578,949
Euro Garages, Ltd.
Term B, 3 Month GBP LIBOR + 4.750%
5.514%(c)(p)	02/06/25	GBP 1,337	1,744,747
Term Loan
—%(p)	02/28/25	997	1,150,789
—%(p)	03/31/26	1,465	1,700,136

			7,174,621

TOTAL BANK LOANS (cost $19,831,894)			19,218,516

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
BANK,
Series 2017-BNK4, Class A3
3.362%	05/15/50	13,400	13,061,705
Series 2017-BNK5, Class A3
3.020%	06/15/60	24,420	23,498,694
Series 2017-BNK7, Class A4
3.175%	09/15/60	34,400	33,152,315
CD Mortgage Trust,
Series 2017-CD5, Class A3
3.171%	08/15/50	16,000	15,337,711
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class A2
2.950%	11/10/49	17,000	16,121,894
Series 2017-C8, Class A3
3.305%	06/15/50	19,400	18,788,987
CGMS Commercial Mortgage Trust,
Series 2017-B1, Class A3
3.197%	08/15/50	22,300	21,467,608
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,651	3,668,871
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	7,956,875
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	5,929,074
Series 2014-UBS2, Class A5
3.961%	03/10/47	5,578	5,699,642
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	5,879,555
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,582,150
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	15,894,986

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	$2,941,031
Series 2015-CR26, Class A4
3.630%	10/10/48	5,000	4,977,846
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	19,621,656
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	4,880,600
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	6,912,145
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	19,839,326
Series 2016-COR1, Class A3
2.826%	10/10/49	11,000	10,321,000
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	7,815,978
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	6,925,847
Series 2017-CX10, Class A4
3.191%	11/15/50	13,000	12,416,173
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	10,900	10,123,385
Fannie Mae-Aces,
Series 2018-M4, Class A2
3.042%(cc)	03/25/28	15,400	14,897,344
Series 2015-M8, Class AB2
2.829%(cc)	01/25/25	5,054	4,944,800
Series 2015-M17, Class A2
2.940%(cc)	11/25/25	9,500	9,304,568
Series 2017-M1, Class A2
2.417%(cc)	10/25/26	13,826	12,877,965
Series 2017-M4, Class A2
2.597%(cc)	12/25/26	25,500	23,993,934
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class AM
3.327%(cc)	03/25/27	21,800	21,608,310
Series K070, Class A2
3.303%(cc)	11/25/27	14,300	14,135,061
Series K072, Class A2
3.444%	12/25/27	7,100	7,101,910
Series K075, Class AM
3.650%(cc)	02/25/28	12,725	12,877,390
Series W5FX, Class AFX
3.214%(cc)	04/25/28	8,650	8,491,311
Series K008, Class X1, IO
1.679%(cc)	06/25/20	11,242	269,722
Series K025, Class X1, IO
0.986%(cc)	10/25/22	12,633	392,745
Series K050, Class A2
3.334%(cc)	08/25/25	4,000	4,026,521
Series K052, Class X1, IO
0.804%(cc)	11/25/25	109,045	4,360,143
Series K055, Class X1, IO
1.501%(cc)	03/25/26	32,407	2,799,380
Series K058, Class X1, IO
1.058%(cc)	08/25/26	204,366	12,910,553

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp.,
Series 2015-GC30, Class A4
3.382%	05/10/50	13,320	$13,137,504
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,731,267
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,110,616
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	19,755,900
Series 2017-GS6, Class A2
3.164%	05/10/50	15,500	14,883,426
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	1,078	1,076,885
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,317,331
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	3,900,246
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	6,951,432
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	1,842,041
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,600,568
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A4
3.224%	07/15/50	19,500	18,769,004
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	4,872	4,744,343
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	7,875,467
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,122,064
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,730,822
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	27,375,149
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	48,534,865
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A4
3.259%	06/15/50	25,000	24,187,583
Series 2017-H1, Class XB, IO
8.903%(cc)	06/15/50	175,741	9,627,145
UBS Commercial Mortgage Trust,
Series 2017-C3, Class ASB
3.215%	08/15/50	15,001	14,805,258
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	5,806	5,739,288
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2
2.399%	08/15/49	19,500	17,837,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	$11,665,419
Series 2017-C41, Class A3
3.210%	11/15/50	25,000	23,976,765
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,425,684
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	4,808,066
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,216,148
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	16,534,201
Series 2016-BNK1, Class XB, IO
1.482%(cc)	08/15/49	34,818	3,203,460
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,036,088
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	13,516,738
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	16,810,514
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,777,219

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $872,298,792)			842,433,179

CORPORATE BONDS — 8.0%
Aerospace & Defense — 0.1%
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	8,890	8,861,440
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	411,822
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	2,220	2,191,254

			11,464,516

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,200	1,215,035
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	14,235	13,483,868
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.875%	05/01/20	5,250	5,571,092

			20,269,995

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,192	1,262,291
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	699	762,256

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Airlines (continued)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20			6,935	$6,889,324
3.400%	04/19/21			4,890	4,867,980
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20			2,440	2,406,974
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29			1,662	1,603,227
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27			2,119	2,102,093

					19,894,145

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR	1,180	1,440,016

Auto Manufacturers — 0.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21			2,375	2,360,179
Gtd. Notes, 3 Month LIBOR + 0.410%, 144A
2.749%(c)	04/12/21			1,780	1,786,018
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21			7,230	7,201,922
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			3,305	2,856,554
5.291%	12/08/46			140	129,742
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21			7,585	7,516,977
3.201%	04/09/19			8,950	8,755,482
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			6,070	6,240,180
5.150%	04/01/38			790	751,859
6.250%	10/02/43			2,005	2,077,792
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20			1,805	1,801,832
3.200%	07/06/21			4,470	4,411,840
3.700%	11/24/20			15,120	15,202,318
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19			1,430	1,430,000

					62,522,695

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)		1,040	933,399
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23	(a)		295	292,788

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23		EUR	2,060	$2,430,329
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26			530	498,863
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25			1,770	1,820,361

					5,975,740

Banks — 2.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%	12/29/49	(a)		735	746,944
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23			1,000	948,910
3.500%	04/11/22			2,600	2,536,132
3.848%	04/12/23			2,600	2,542,780
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.459%(c)	04/12/23			1,600	1,598,037
Bank of America Corp.,
Jr. Sub. Notes
5.125%	12/29/49			1,630	1,642,225
5.200%	12/29/49			1,260	1,242,675
6.300%	12/29/49	(a)		1,700	1,795,625
6.500%	10/29/49	(a)		420	446,249
Sr. Unsec’d. Notes
3.004%	12/20/23			4,037	3,914,021
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23			4,000	3,941,320
3.593%	07/21/28			3,750	3,580,263
Sr. Unsec’d. Notes, MTN
3.824%	01/20/28			16,976	16,559,173
4.000%	04/01/24			1,380	1,392,090
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.870%
3.178%(c)	04/01/19			4,960	4,988,554
Sub. Notes
6.110%	01/29/37			3,080	3,537,983
Sub. Notes, MTN
3.950%	04/21/25	(a)		17,905	17,534,987
Bank of America NA,
Sr. Unsec’d. Notes
2.050%	12/07/18	(a)		8,000	7,986,747
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21			2,735	2,724,076
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%
2.797%(c)	04/13/21			2,400	2,404,463
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/29/49			8,595	8,133,019
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.180%	06/12/21			6,700	7,730,720

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		1,310	$1,226,988
3.684%	01/10/23		1,415	1,376,032
4.375%	01/12/26		938	911,047
Sr. Unsec’d. Notes, MTN
4.972%	05/16/29		6,990	6,925,108
Sub. Notes
5.200%	05/12/26		1,280	1,257,422
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20	(a)	6,015	5,950,910
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570% (Cap N/A, Floor 0.000%)
2.911%(c)	06/15/20		3,425	3,442,377
BNP Paribas SA (France),
Sub. Notes, 144A
4.625%	03/13/27		1,070	1,050,235
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21		16,485	16,446,972
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		2,575	2,467,976
2.350%	01/31/20		1,945	1,917,016
2.950%	07/23/21		2,000	1,964,329
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
3.098%(c)	09/13/19		1,585	1,593,542
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	1,340	1,355,075
5.000%	08/01/23	(a)	500	505,799
Citigroup, Inc.,
Jr. Sub. Notes
5.350%	04/29/49	(a)	670	661,592
5.900%	02/15/23	(a)	2,500	2,543,750
5.950%	12/29/49		10,570	10,887,100
5.950%	12/29/49		8,500	8,574,375
Sr. Unsec’d. Notes
2.050%	12/07/18		8,050	8,034,575
2.150%	07/30/18		2,935	2,934,361
2.700%	03/30/21		7,415	7,272,450
2.750%	04/25/22		2,655	2,569,901
3.200%	10/21/26		3,340	3,105,965
3.700%	01/12/26	(a)	2,365	2,292,277
3.887%	01/10/28		1,810	1,753,048
8.125%	07/15/39		1,110	1,561,354
Sub. Notes
3.875%	03/26/25	(a)	4,735	4,592,324
4.450%	09/29/27		6,010	5,911,628
4.750%	05/18/46		180	171,166
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.640%, 144A
3.003%(c)	11/07/19		1,330	1,337,134
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21		2,000	1,908,998
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,569,900

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23		8,500	$8,327,855
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		1,331	1,321,362
3.450%	04/16/21		2,280	2,271,425
3.750%	03/26/25		600	577,062
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
2.894%(c)	09/06/19		6,825	6,852,335
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	3,520,724
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		1,400	1,348,834
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	(a)	3,300	3,062,010
4.200%	08/08/23		2,675	2,699,141
Fifth Third Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
2.928%(c)	09/27/19		1,550	1,554,524
Goldman Sachs Group Inc/The,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.359%(c)	07/24/23		2,320	2,328,477
Goldman Sachs Group, Inc (The),
Sr. Unsec’d. Notes
3.814%	04/23/29		7,710	7,333,272
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49		5,000	4,690,500
5.375%	12/29/49		3,765	3,830,888
Sr. Unsec’d. Notes
2.875%	02/25/21		1,151	1,136,028
3.272%	09/29/25		5,541	5,261,307
3.625%	01/22/23	(a)	1,000	993,426
3.750%	02/25/26		660	639,473
3.850%	01/26/27		4,340	4,167,822
4.223%	05/01/29	(a)	3,190	3,141,863
5.750%	01/24/22		875	936,394
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.770%
4.100%(c)	02/25/21		2,920	3,015,307
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		2,000	2,071,475
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,600	1,682,704
Sub. Notes
5.150%	05/22/45		6,510	6,478,893
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	(a)	3,560	3,669,139
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%	12/29/49		535	553,056
Sr. Unsec’d. Notes
3.600%	05/25/23		885	876,324
4.000%	03/30/22		4,995	5,067,924

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
3.821%(c)	01/05/22		2,735	$2,815,197
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18	(a)	1,825	1,825,000
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		1,000	982,296
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/29/49		5,000	5,025,000
5.150%	12/29/49		3,500	3,447,500
5.300%	12/31/49		3,505	3,569,843
6.125%	12/29/49		750	770,625
Jr. Sub. Notes, 3 Month LIBOR + 3.470%
5.829%(c)	04/29/49		1,650	1,662,375
Sr. Unsec’d. Notes
2.700%	05/18/23		8,885	8,529,618
2.950%	10/01/26		4,420	4,105,714
2.972%	01/15/23		2,010	1,957,660
3.509%	01/23/29	(a)	885	838,498
3.782%	02/01/28		14,000	13,659,164
3.900%	07/15/25		4,000	3,984,987
4.260%	02/22/48		3,550	3,341,561
Sub. Notes
4.250%	10/01/27		2,580	2,561,132
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%	04/26/21		15,500	15,463,671
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21		10,000	9,982,256
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,594,621
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23		1,000	952,458
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49		1,175	1,190,428
Sr. Unsec’d. Notes
4.375%	01/22/47		2,915	2,783,730
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23		2,600	2,536,909
3.750%	02/25/23		7,295	7,303,271
3.772%	01/24/29		3,230	3,111,551
3.875%	01/27/26		11,949	11,762,070
5.500%	01/26/20		2,660	2,752,002
5.500%	07/28/21		3,225	3,412,643
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38		8,480	7,857,372
Sub. Notes, MTN
4.100%	05/22/23		11,000	11,042,002
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21		1,225	1,194,580
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18		1,530	1,529,647
Sub. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
4.200%	11/01/25		2,005	$2,038,407
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		21,990	21,980,504
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.749%(c)	04/30/21		8,110	8,107,258
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		10,920	10,607,922
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.850%
3.180%(c)	08/24/18		1,500	1,502,010
Societe Generale SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	01/12/22		2,710	2,644,471
State Street Corp.,
Jr. Sub. Notes
5.250%	12/29/49	(a)	1,975	2,028,819
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.703%(c)	01/17/20		8,125	8,124,830
Gtd. Notes
2.450%	01/10/19		1,695	1,693,291
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,714,050
2.700%	01/27/22		1,255	1,222,766
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20		3,050	2,994,592
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20		2,725	2,681,090
U.S. Bancorp,
Jr. Sub. Notes
5.125%	12/29/49		1,979	2,030,949
5.300%	04/15/27		5,785	5,763,017
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%
2.679%(c)	01/24/20		2,380	2,385,076
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19		475	472,033
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23		4,080	3,905,031
3.000%	04/15/21		5,000	4,923,580
4.253%	03/23/28	(a)	4,355	4,327,026

				540,101,366

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		3,090	3,047,412
4.700%	02/01/36		5,810	5,888,707

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Beverages (continued)
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21		4,080	$4,083,604

				13,019,723

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	(a)	1,000	1,014,336
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21		11,080	10,658,705

				11,673,041

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	491,315
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		625	630,255
4.500%	02/15/47		305	291,160
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		1,220	1,204,749
5.500%	02/15/23		200	202,000

				2,819,479

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	823,875
5.375%	03/15/44		825	728,063
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		1,000	1,051,729
8.550%	05/15/19		9,800	10,271,184
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		3,795	3,779,738
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		855	790,430
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	(a)	786	725,085
Gtd. Notes, 144A
4.875%	09/19/22		2,300	2,331,050
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		878	883,175
5.450%	11/15/33	(a)	485	490,345
5.625%	11/15/43		1,155	1,163,447

				23,038,121

Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,025	1,009,190

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26		1,420	$1,312,338
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		4,490	4,420,405
7.000%	10/15/37		1,780	2,224,466
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,060	1,054,912
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	982,523
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		2,550	2,361,173
5.500%	07/15/25		350	352,625
5.500%	05/15/27		600	582,000
5.875%	09/15/26		1,600	1,616,000

				15,915,632

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25		1,800	1,759,382
4.250%	02/09/47		1,750	1,774,931
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		660	668,991
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		2,290	2,295,766
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		350	350,508
3.600%	10/15/20		270	271,283

				7,120,861

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.500%	05/15/21		1,980	2,017,374
American Express Co.,
Jr. Sub. Notes
4.900%	12/29/49		580	581,739
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24	GBP	1,150	1,403,883
CDP Financial, Inc. (Canada),
Gtd. Notes
3.150%	07/24/24		2,000	1,981,329
Gtd. Notes, 144A
3.150%	07/24/24		10,365	10,268,239
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,745	2,621,057
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		460	458,406

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		665	$670,320
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.125%	09/19/22		2,500	2,404,855
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,005	1,185,925
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25		240	242,103
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	(a)	500	494,728

				24,329,958

Electric — 0.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	06/01/28		2,745	2,736,368
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	815	812,963
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	1,239,168
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		2,533	3,123,940
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		2,051	2,016,404
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	(a)	2,620	2,467,713
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,741	2,607,376
5.750%	01/15/25	(a)	6,275	5,737,703
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	02/23/27		500	486,250
4.875%	01/15/24		910	914,550
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,393,534
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	712,652
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		5,980	5,969,237
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/19		1,750	1,722,999
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		660	627,066

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%	09/24/73		900	$1,001,250
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33		2,260	2,262,075
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,685	1,665,505
Sr. Unsec’d. Notes
2.450%	04/15/21		553	537,431
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	548,424
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		900	1,277,631
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		2,875	2,764,767
Mexico Generadora de Energia S de RL (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,984	1,925,226
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		5,310	5,434,094
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		7,750	7,144,305
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	(a)	815	835,375
7.250%	05/15/26		1,450	1,544,250
Ohio Power Co.,
Sr. Unsec’d. Notes
4.150%	04/01/48		4,155	4,178,660
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46		1,445	1,289,316
6.050%	03/01/34	(a)	3,100	3,347,597
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,395,265
3.700%	09/15/47		2,400	2,256,745
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		1,495	1,393,909
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		5,090	4,653,707
5.000%	03/15/44		2,610	2,713,810
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		4,945	4,959,255
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	5,757,256

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Southern Co. (The),
Jr. Sub. Notes
5.500%	03/15/57		342	$352,260
Sr. Unsec’d. Notes
2.950%	07/01/23		4,595	4,432,377
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.500%	03/15/27		8,320	8,168,909
Vistra Energy Corp.,
Gtd. Notes
7.375%	11/01/22		590	616,550
7.625%	11/01/24	(a)	3,100	3,305,375

				110,329,247

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		590	571,810
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,631,174

				6,202,984

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		1,355	1,277,088
SBA Tower Trust,
MORTGAGE, 144A
2.877%	07/10/46		1,505	1,461,904

				2,738,992

Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	(a)	1,550	1,518,806
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)	400	400,500
7.000%	08/01/23		973	1,021,650
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		1,600	1,618,000
5.375%	04/15/26		410	405,900
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		245	252,963

				5,217,819

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,220	1,213,899

Foods — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		1,245	1,101,825

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25		1,380	$1,283,400
7.250%	06/01/21		1,920	1,939,200
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21	(a)	5,685	5,678,592
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22		4,005	3,958,449
4.375%	06/01/46		4,640	4,014,081
6.500%	02/09/40		2,070	2,333,945
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	(a)	1,265	1,150,550
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19		3,155	3,100,497
Gtd. Notes, 3 Month LIBOR + 0.610%, 144A
2.969%(c)	10/28/19		10,890	10,930,970

				35,491,509

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		860	781,459
5.150%	05/15/46		4,780	4,863,503

				5,644,962

Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	87,176
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48	(a)	5,540	5,123,159
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,175,753

				6,386,088

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	(a)	3,005	3,164,855
4.900%	11/30/46		5,455	5,872,465

				9,037,320

Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	(a)	1,190	1,198,925
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,292,585
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,204,097

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	$940,675
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,567	799,169
Sec’d. Notes, 144A
8.125%	06/30/24		174	143,441
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	290	268,249
6.250%	03/31/23		570	522,263
Encompass Health Corp.,
Gtd. Notes
5.750%	09/15/25		2,712	2,739,120
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		885	893,894
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57		600	626,330
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		5,330	5,248,451
5.875%	05/01/23		5,550	5,758,125
Sr. Sec’d. Notes
4.750%	05/01/23		1,000	997,500
5.250%	04/15/25	(a)	1,800	1,800,000
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52		1,630	1,673,478
NYU Hospitals Center,
Sec’d. Notes
4.368%	07/01/47	(a)	9,675	9,994,542
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,126	1,215,988
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	210,638
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	5,500	5,472,500
8.125%	04/01/22	(a)	1,375	1,437,590
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		1,000	993,440
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	988,356

				46,419,356

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	(a)	2,100	1,995,000
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		3,075	3,132,656

				5,127,656

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	1,150	$1,112,625

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR 2,000	2,281,461

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		7,518	7,405,338
4.200%	04/01/26	(a)	1,595	1,540,858
5.500%	04/01/46		3,400	3,313,959

				12,260,155

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		1,125	972,276
6.250%	05/01/36		3,700	4,217,555
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	993,649
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		2,915	3,081,747
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR 2,200	2,621,556
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35		3,900	4,657,928
6.500%	05/01/42		2,000	2,441,657
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		1,625	2,041,055
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		630	783,367
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		4,300	4,112,228
4.900%	09/15/44		1,375	1,447,433
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21		1,295	1,275,137

				28,645,588

Internet — 0.0%
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27		EUR 2,800	3,204,447

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		699	757,017

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Lodging — 0.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		1,490	$1,534,700
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	1,000	925,000
6.000%	03/15/23		600	618,000

				3,077,700

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	512,724

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,052,601
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		400	391,080
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		3,850	3,792,249
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24		2,000	2,004,999
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25		560	541,799
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		2,300	2,285,878
5.125%	12/15/21		300	298,125
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		2,575	2,338,352
6.384%	10/23/35		1,090	1,139,057
6.484%	10/23/45		4,485	4,727,349
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		3,440	4,228,874
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34		3,000	2,864,795
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		14,630	13,859,987
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	(a)	1,335	1,285,406
5.200%	09/20/47		1,780	1,726,501
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	2,225	1,930,188
5.875%	11/15/24		475	401,969
7.750%	07/01/26	(a)	675	591,469
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45		1,695	1,490,144

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Media (continued)
6.125%	01/31/46	(a)		200	$206,506
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	(a)		1,250	1,198,700
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)		2,830	2,830,000
Time Warner Cable LLC,
Sr. Sec’d. Notes
8.250%	04/01/19			2,300	2,385,646
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	900	1,099,263
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)		2,500	2,400,000
Viacom, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/34			513	469,255
5.250%	04/01/44			685	643,342
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			1,900	1,926,125
Gtd. Notes, 144A
5.375%	06/15/24			1,395	1,428,131
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25			3,870	3,679,665
3.800%	02/15/27			15	14,166
3.875%	01/15/26			1,550	1,489,110
4.050%	12/15/23			7,530	7,514,946
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27			760	709,916
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25		EUR	3,850	4,433,540

					80,379,133

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43			1,865	2,077,459
Barrick PD Australia Finance PTY Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39			3,000	3,348,619
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%	10/19/75			2,025	2,116,758
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45			4,000	4,256,521

					11,799,357

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22			1,000	1,001,249

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22		3,005	$2,944,218

				3,945,467

Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18		2,000	2,002,293
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		14,515	13,968,365
2.200%	07/18/20		2,515	2,466,461
2.750%	01/06/23		1,600	1,547,952
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		3,000	3,654,942
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18		2,512	2,510,392
2.400%	10/26/22		4,700	4,534,729
4.375%	02/11/20		5,200	5,318,758

				36,003,892

Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		2,450	3,034,779
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	3,000	2,882,681
4.623%(s)	10/10/36	(a)	3,000	1,269,579
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,093,445
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		5,370	5,304,343
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		815	821,628
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		1,300	1,317,177
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	4,400	4,325,281
4.750%	05/15/42		1,350	1,317,955
5.000%	06/15/45	(a)	2,959	3,010,145
5.600%	07/15/41		1,560	1,682,732
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34		1,000	1,140,349
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,101,150
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		900	906,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
6.510%	03/07/22		1,100	$1,166,550
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		4,395	4,537,889
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37		2,450	3,002,805
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		2,325	2,285,475
4.750%	04/19/27		900	877,612
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		3,500	3,971,236
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	524,200
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20		275	277,063
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		8,825	8,966,450
5.250%	11/15/43		2,000	2,034,800
5.875%	06/01/24		525	555,313
6.000%	03/01/41		1,420	1,561,815
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22	(a)	111	112,887
7.375%	01/17/27		3,865	3,860,169
8.375%	05/23/21		1,723	1,872,040
Gtd. Notes, 144A
5.299%	01/27/25		2,870	2,651,880
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38		1,330	1,695,129
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22		266	259,298
Gtd. Notes
3.500%	01/30/23		5,900	5,585,353
4.500%	01/23/26		975	914,745
5.375%	03/13/22		1,540	1,579,270
5.500%	01/21/21		1,750	1,801,608
6.500%	03/13/27	(a)	5,610	5,752,606
6.500%	06/02/41		2,570	2,416,828
Gtd. Notes, EMTN
2.750%	04/21/27		EUR 2,000	2,096,203
4.875%	02/21/28		EUR 1,430	1,729,924
Gtd. Notes, MTN
6.750%	09/21/47		8,120	7,656,348
6.875%	08/04/26		810	851,310
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		2,700	2,622,240
Shell International Finance BV (Netherlands),
Gtd. Notes
4.000%	05/10/46		2,600	2,518,088

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38			1,403	$1,738,834
6.850%	06/01/39			405	517,400
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26	(a)		480	454,480
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			2,000	2,033,000

					112,688,392

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	(a)		6,440	6,418,498

Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23			990	992,475
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	(a)		1,515	1,486,594
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR	650	847,313
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22			1,750	1,822,887

					5,149,269

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22			1,310	1,271,185
3.200%	11/06/22			515	506,508
3.600%	05/14/25			1,505	1,457,605
4.500%	05/14/35			2,530	2,462,382
4.700%	05/14/45			4,190	4,144,628
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22			2,533	2,492,441
3.800%	03/15/25	(a)		4,430	4,301,730
4.550%	03/15/35			1,830	1,731,461
4.850%	06/15/44			265	255,963
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21			2,122	2,184,060
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20			5,000	4,952,789
3.875%	07/20/25			5,696	5,519,047
4.780%	03/25/38			1,780	1,750,757
5.050%	03/25/48			3,655	3,719,680
5.125%	07/20/45	(a)		1,750	1,773,240
5.300%	12/05/43			310	323,936
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22			7,500	7,331,423

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27			5,925	$5,413,682
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
3.000%	11/15/20			2,360	2,348,359
Nidda Healthcare Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24		EUR	1,100	1,210,718
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21			13,690	13,106,314
Valeant Pharmaceuticals International, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22			170	175,950
7.000%	03/15/24			330	345,989

					68,779,847

Pipelines — 0.3%
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24			1,300	1,332,500
7.500%	10/15/20			400	426,500
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20			6,835	6,913,024
4.950%	06/15/28	(a)		3,815	3,803,153
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24			600	577,180
5.600%	04/01/44			350	302,925
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26			1,630	1,592,721
6.125%	10/15/39			1,000	1,141,587
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38			1,721	1,759,573
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45			685	689,545
Gtd. Notes, 144A
5.625%	11/15/23			7,350	7,826,710
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47			290	288,151
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22			1,035	1,024,650
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22			2,874	2,835,027
6.850%	10/15/37			3,550	4,217,884
8.625%	03/01/19			915	941,822
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47			1,700	1,655,186

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	$1,191,958
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	1,876,565
4.900%	01/15/45		700	668,711
5.100%	09/15/45		4,200	4,148,546
5.400%	03/04/44		3,260	3,359,168

				48,573,086

Real Estate Investment Trusts (REITs) — 0.1%
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	1,997,658
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		1,000	1,010,220
5.250%	03/15/21		1,305	1,358,604
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	3,854,313
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR 4,225	5,045,631
5.250%	08/01/26		835	818,300
5.500%	05/01/24		341	345,263
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,417,332
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,271,325
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23	(a)	1,640	1,588,297
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	5,414,207

				27,121,150

Retail — 0.1%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.055%(c)	04/17/20		4,035	4,043,248
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	1,160,209
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	(a)	1,200	1,218,000
6.750%	07/01/36		1,070	941,600
6.875%	11/01/35		1,710	1,521,900
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	4,435	4,091,288

				12,976,245

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		4,700	$4,571,505
3.875%	01/15/27		4,675	4,421,860

				8,993,365

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21		3,000	2,888,575
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		5,140	5,353,721
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		550	555,088
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		885	818,666
3.950%	08/08/56	(a)	1,155	1,129,078
4.100%	02/06/37		8,345	8,694,453
4.450%	11/03/45		5,030	5,406,696
4.500%	02/06/57		1,210	1,313,492
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25		7,100	6,778,070
4.300%	07/08/34		1,295	1,320,079

				34,257,918

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35	(a)	2,715	2,511,223
5.250%	03/01/37		3,230	3,176,877
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		735	1,050,087
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	(a)	480	451,800
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	2,979,487
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		2,175	2,155,969
7.000%	08/15/20	(a)	625	646,875
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23	(a)	2,335	2,421,103
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,515	1,498,265
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	1,300	1,282,125
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.213%	03/08/47		1,070	1,031,388

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25	(a)	1,250	$1,256,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		4,585	4,440,030
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23		EUR 2,260	2,216,954
3.125%	01/20/25		EUR 4,915	4,649,307

				31,767,740

Textiles — 0.0%
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22		4,175	4,082,799

Transportation — 0.0%
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45		2,020	2,011,650
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,719,555

				3,731,205

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21		5,490	5,447,071

TOTAL CORPORATE BONDS (cost $1,568,269,225)				1,547,361,271

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds
4.263%	09/15/32		555	570,945

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		1,330	1,847,476
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39		4,685	5,974,546
Los Angeles Department of Water & Power System,
Revenue Bonds, BABs
6.008%	07/01/39		1,850	2,285,657
University of California,
Revenue Bonds
3.934%	05/15/45		340	340,139
4.131%	05/15/45		360	366,095
4.767%	05/15/2115		850	882,683

				11,696,596

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs
5.844%	11/01/50		955	1,251,556

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	$606,419

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.000%	11/01/22	11,855	12,533,580

New York — 0.0%
New York State Urban Development Corp.,
Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,422,320

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Revenue Bonds
3.160%(c)	07/25/36	9,900	9,946,926

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	265	429,077

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
5.511%	12/01/45	1,815	2,232,359
6.105%	12/01/39	1,035	1,326,663

			3,559,022

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	1,925	1,920,784

TOTAL MUNICIPAL BONDS (cost $44,882,610)			44,937,225

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
2.281%(c)	03/27/36	2,497	2,444,196
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30	1,383	1,372,021
Series 2015-R9, Class 1A1, 144A
2.184%(cc)	12/26/46	9,688	9,603,691
Series 2015-R9, Class 2A1, 1 Month LIBOR + 0.210%, 144A
2.296%(c)	02/26/37	9,885	9,576,600
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
3.791%(c)	10/25/27	2,783	2,797,751
Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A
3.691%(c)	04/25/28	4,772	4,785,483
CIM Trust,
Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A
3.982%(c)	01/25/57	6,115	6,237,441
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	7,051	6,907,861

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65	13,636	$13,614,348
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-17, Class 2A1
6.500%	10/25/37	10,663	8,414,807
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29	1,883	1,897,611
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	921	143,787
Freddie Mac REMICS,
Series 4777, Class CB
3.500%	10/15/45	36,482	36,734,515
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
6.641%(c)	10/25/24	701	777,026
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.391%(c)	10/25/27	5,050	5,640,676
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.391%(c)	03/25/29	2,280	2,304,438
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	11/25/28	2,085	2,134,031
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.441%(c)	03/25/29	2,020	2,049,991
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%
3.391%(c)	04/25/29	4,610	4,676,793
GSMSC Resecuritization Trust,
Series 2009-6R, Class 1A2, 144A
3.459%(cc)	06/26/37	4,811	4,446,624
Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.231%(c)	10/26/36	3,726	3,651,329
Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A
2.231%(c)	10/26/36	1,600	1,528,974
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A, 1 Month LIBOR + 0.540%
2.625%(c)	03/19/35	2,485	2,434,932
Impac Secured Assets Trust,
Series 2006-1, Class 2A2, 1 Month LIBOR + 0.410%
2.501%(c)	05/25/36	550	538,795
Series 2006-2, Class 2M1, 1 Month LIBOR + 0.500%
2.591%(c)	08/25/36	790	730,863
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.210%
2.296%(c)	08/25/46	11,440	10,990,148
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
3.982%(c)	05/01/22	10,594	10,599,314
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
3.732%(c)	09/01/22	5,643	5,659,269
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
3.632%(c)	11/01/22	4,500	4,518,485
LSTAR Securities Investment Trust 2018-2,
Series 2018-2, Class A1, 1 Month LIBOR + 1.500%, 144A
3.482%(c)	04/01/23	17,687	17,691,290
MortgageIT Securities Corp. Mortgage Loan Trust,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
2.591%(c)	09/25/37		3,000	$2,860,064
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
2.741%(c)	06/25/57		15,212	15,229,835
PNMAC GMSR Issuer Trust,
Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A
4.941%(c)	02/25/23		3,880	3,903,379
Radnor RE Ltd. (Bermuda),
Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A
3.491%(c)	03/25/28		5,330	5,328,047
Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A
4.791%(c)	03/25/28		3,950	3,957,676
Ripon Mortgages PLC (United Kingdom),
Series 1A, Class A1, 3 Month GBP LIBOR + 0.800%, 144A
1.427%(c)	08/20/56	GBP	13,826	18,304,720
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11, Class A1, 3 Month GBP LIBOR + 0.850%, 144A
1.403%(c)	05/20/45		10,666	14,113,222
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%
2.511%(c)	06/25/44		1,961	1,895,056

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $245,698,933)				250,495,089

SOVEREIGN BONDS — 1.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		7,170	6,313,257
6.875%	04/22/21		1,895	1,866,575
6.875%	01/11/48		1,360	1,017,974
7.820%	12/31/33	EUR	3,921	4,552,080
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,915	4,693,825
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		1,170	1,243,125
7.375%	09/18/37		800	996,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		6,300	6,596,099
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		600	628,200
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		3,915	3,598,754
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/16/26	EUR	2,730	2,925,080
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		2,000	2,446,504
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN
2.375%	06/04/25		2,000	1,892,799

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25		800	$757,120
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/31	EUR	2,960	3,163,848
3.000%(cc)	02/24/32	EUR	2,410	2,526,387
3.000%(cc)	02/24/35	EUR	1,795	1,836,255
3.500%	01/30/23	EUR	10,685	12,693,502
4.200%	01/30/42	EUR	845	901,770
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,359,890
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		510	541,761
5.750%	11/22/23		1,300	1,398,631
6.375%	03/29/21		12,308	13,145,510
7.625%	03/29/41		554	756,070
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,680	2,109,677
Sr. Unsec’d. Notes, MTN
3.750%	06/14/28	EUR	9,620	12,399,466
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/18/24	EUR	2,000	2,351,718
5.125%	01/15/45		1,760	1,729,406
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, 144A
1.625%	09/14/18		2,200	2,194,883
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		3,000	3,319,200
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,610	1,745,873
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.625%	04/20/22		1,600	1,561,037
Sr. Unsec’d. Notes, MTN, 144A
2.125%	10/25/23		3,200	3,003,701
2.375%	02/13/25		3,000	2,814,894
2.625%	04/20/22		1,400	1,365,908
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		980	982,940
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		2,000	1,855,778
6.050%	01/11/40		250	275,625
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR	800	1,022,993
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		16,565	17,145,670
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	7,670	10,639,078
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26		700	639,254
Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
9.625%	12/01/18		1,170	$1,201,600
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26		3,230	3,919,166
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		2,640	2,721,839
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		4,395	4,381,639
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
3.875%	10/29/35	EUR	2,000	2,382,418
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/19/27	EUR	1,500	1,750,357
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
4.000%	04/17/25		2,885	2,870,748
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	2,050	2,230,244
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19		10,000	10,067,999
Sr. Unsec’d. Notes, 144A
5.250%	02/18/24		6,153	6,673,052
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25		4,420	4,536,688
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.000%	05/17/21		1,000	965,635
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,200	5,986,937
2.500%	06/08/22		1,600	1,552,168
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		2,000	1,988,060
7.000%	06/05/20		2,000	2,047,324
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		1,985	1,925,450

TOTAL SOVEREIGN BONDS (cost $205,548,312)				202,209,441

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Fannie Mae Principal Strip, Notes, MTN
2.311%(s)	10/08/27		2,305	1,694,159
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		927	901,667
2.543%(s)	12/14/29		2,100	1,421,062
3.000%	06/01/29		1,262	1,259,224
3.000%	01/01/43		1,639	1,601,010
3.000%	03/01/43		6,359	6,209,577
3.000%	06/01/46		6,772	6,565,699
3.000%	11/01/46		4,797	4,649,462
3.000%	01/01/47		29,783	28,845,978
3.500%	01/01/27		462	467,899

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/40		3,575	$3,675,469
4.000%	12/01/40		1,383	1,422,157
6.250%	07/15/32	(k)	3,810	5,099,174
6.750%	03/15/31	(k)	4,800	6,553,555
Federal National Mortgage Assoc.
2.500%	04/01/28		421	412,350
2.500%	06/01/28		855	836,779
3.000%	02/01/31		4,002	3,980,589
3.000%	04/01/43		3,546	3,464,814
3.000%	05/01/43		1,128	1,101,797
3.000%	06/01/43		3,370	3,292,427
3.000%	07/01/43		1,002	978,745
3.000%	08/01/43		4,021	3,928,140
3.000%	08/01/43		2,712	2,649,409
3.000%	08/01/43		1,639	1,601,301
3.000%	08/01/43		313	305,887
3.000%	04/01/45		1,430	1,392,280
3.000%	04/01/45		990	963,134
3.000%	07/01/46		4,978	4,829,794
3.500%	05/01/42		10,025	10,060,247
3.500%	05/01/42		541	543,218
3.500%	07/01/42		25,365	25,454,791
3.500%	06/01/43		4,854	4,860,398
3.500%	12/01/45		923	921,796
3.500%	12/01/46		7,867	7,853,324
3.500%	12/01/46		3,617	3,610,217
3.500%	02/01/47		4,307	4,298,726
4.000%	TBA		55,750	56,756,649
4.000%	09/01/40		2,147	2,205,496
4.000%	01/01/44		5,369	5,494,474
4.500%	TBA		53,000	55,087,331
4.500%	12/01/43		16,542	17,319,736
4.500%	08/01/44		477	499,512
5.000%	03/01/44		625	662,218
6.250%	05/15/29	(k)	8,515	10,937,041
6.625%	11/15/30	(k)	1,340	1,797,370
7.125%	01/15/30	(k)	1,305	1,797,044
Government National Mortgage Assoc.
3.500%	05/20/43		2,468	2,497,592
3.500%	04/20/45		10,768	10,836,069
4.000%	TBA		33,000	33,773,438
4.500%	TBA		45,000	46,694,918
4.500%	10/20/43		2,734	2,880,221
4.500%	11/20/46		9,874	10,438,573
Tennessee Valley Authority Generic Strip, Bonds
2.700%(s)	09/15/30		2,480	1,614,165
2.900%(s)	03/15/33		461	272,804
Tennessee Valley Authority Principal Strip, Bonds
2.764%(s)	11/01/25		1,020	801,749

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $426,791,099)				420,072,655

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds
3.000%	05/15/45	(k)	7,620	7,649,468
3.000%	11/15/45	(h)(k)	13,340	13,386,898
U.S. Treasury Strips Coupon
1.620%(s)	11/15/20		8,700	8,182,432

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
1.650%(s)	08/15/22		5,000	$4,466,063
1.872%(s)	05/15/31	(k)	1,600	1,090,822
1.889%(s)	08/15/29	(k)	1,600	1,151,652
2.077%(s)	08/15/19		11,000	10,703,682
2.100%(s)	11/15/35	(k)	3,200	1,903,273
2.110%(s)	05/15/23		9,500	8,297,666
2.132%(s)	11/15/28	(k)	3,180	2,343,045
2.200%(s)	05/15/29	(h)(k)	7,710	5,596,228
2.251%(s)	08/15/40	(k)	3,200	1,646,802
2.713%(s)	05/15/24		6,200	5,254,688
2.750%(s)	08/15/23		11,000	9,534,033

TOTAL U.S. TREASURY OBLIGATIONS (cost $84,963,508)				81,206,752

TOTAL LONG-TERM INVESTMENTS (cost $16,114,341,115)				17,143,067,227

			Shares
SHORT-TERM INVESTMENTS — 15.8%
AFFILIATED MUTUAL FUNDS — 15.4%
PGIM Core Ultra Short Bond Fund(w)			2,298,522,434	2,298,522,434
PGIM Institutional Money Market Fund (cost $691,806,021; includes $690,523,893 of cash collateral for securities on loan)(b)(w)			691,792,942	691,862,121

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,990,328,455)				2,990,384,555

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
1.865%(s)	09/20/18		70,225	69,932,396
1.884%	09/20/18		3,500	3,485,417

TOTAL U.S. TREASURY OBLIGATIONS (cost $73,419,302)				73,417,813

OPTIONS PURCHASED~* — 0.0%
(cost $10,528,068)				9,427,411

TOTAL SHORT-TERM INVESTMENTS (cost $3,074,275,825)				3,073,229,779

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.1% (cost $19,188,616,940)	$20,216,297,006

OPTION WRITTEN~* — (0.0)%
(premiums received $174,900)	(107,490)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.1% (cost $19,188,442,040)	20,216,189,516
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.1)%	(791,034,761)

NET ASSETS — 100.0%	$19,425,154,755

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $563,474 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $669,228,882; cash collateral of $690,523,893 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	07/20/23	$2,850.00	165	17	$7,022,090
S&P 500 Index (FLEX)	Call	01/22/24	$2,900.00	55	6	2,384,509

Total Exchange Traded (cost $10,445,388)						$9,406,599

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	31,800	$20,812

(cost $82,680)
Total Options Purchased (cost $10,528,068)								$9,427,411

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Options Written:

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00	%(Q)	CDX.NA.HY.30.V1	(Q)	31,800	$(107,490)

(premiums received $174,900)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
473	90 Day Euro Dollar	Dec. 2020	$114,726,150	$(56,763)
671	2 Year U.S. Treasury Notes	Sep. 2018	142,136,673	56,439
12,280	5 Year U.S. Treasury Notes	Sep. 2018	1,395,219,069	7,581,934
4,968	10 Year U.S. Treasury Notes	Sep. 2018	597,091,501	3,694,815
648	20 Year U.S. Treasury Bonds	Sep. 2018	93,960,000	1,086,269
2,521	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	402,257,063	14,209,626
1,660	Mini MSCI EAFE Index	Sep. 2018	162,298,200	(6,433,418)
9,217	S&P 500 E-Mini Index	Sep. 2018	1,254,249,359	(28,126,225)
249	TOPIX Index	Sep. 2018	38,919,252	(973,404)

				(8,960,727)

Short Positions:
473	90 Day Euro Dollar	Dec. 2021	114,732,063	(8,275)
349	2 Year U.S. Treasury Notes	Sep. 2018	73,928,016	(75,750)

				(84,025)

				$(9,044,752)

Cash and foreign currency of $10,769,404 has been segregated with Citigroup Global Markets, and securities with combined market values of $8,955,192 and $73,417,813 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/03/18	Citigroup Global Markets	BRL	7,450	$1,961,866	$1,921,163	$—	$(40,703)
Expiring 08/02/18	Goldman Sachs & Co.	BRL	3,380	873,566	868,545	—	(5,021)
Euro,
Expiring 07/26/18	Goldman Sachs & Co.	EUR	2,602	3,048,246	3,044,587	—	(3,659)
Expiring 07/26/18	Goldman Sachs & Co.	EUR	1,750	2,066,808	2,047,785	—	(19,023)
Expiring 07/26/18	UBS AG	EUR	4,000	4,689,660	4,680,651	—	(9,009)

				$12,640,146	$12,562,731	—	(77,415)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 07/03/18	Goldman Sachs & Co.	BRL	3,380	$876,329	$871,662	$4,667	$—
British Pound,
Expiring 07/26/18	Bank of America	GBP	21,154	29,646,526	27,953,763	1,692,763	—

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro,
Expiring 07/26/18	Bank of America	EUR	430	$503,097	$503,170	$—	$(73)
Expiring 07/26/18	JPMorgan Chase	EUR	493	571,670	577,350	—	(5,680)
Expiring 07/26/18	Toronto Dominion	EUR	94,941	116,832,137	111,096,529	5,735,608	—
South African Rand,
Expiring 09/11/18	JPMorgan Chase	ZAR	9,274	706,013	669,422	36,591	—

				$149,135,772	$141,671,896	7,469,629	(5,753)

						$7,469,629	$(83,168)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	07/26/18	1.500%	(M)	287	8.111%	$326	$—	$326	Goldman Sachs &Co.
Banc of America Commercial Mortgage Trust	07/26/18	1.500%	(M)	121	6.802%	138	—	138	Goldman Sachs &Co.
Banc of America Commercial Mortgage Trust	07/26/18	1.500%	(M)	84	6.780%	96	—	96	Goldman Sachs &Co.
Bear Stearns Asset Backed Securities	07/27/18	1.500%	(M)	1,620	1.684%	1,831	—	1,831	Goldman Sachs &Co.
Bear Stearns Asset Backed Securities	07/27/18	1.500%	(M)	1,356	13.575%	1,533	—	1,533	Goldman Sachs &Co.
Bear Stearns Asset Backed Securities	07/27/18	1.500%	(M)	999	9.848%	1,129	—	1,129	Goldman Sachs &Co.
Chase Mortgage	07/27/18	1.500%	(M)	633	*	189	—	189	Goldman Sachs &Co.
Citibank Mortgage	07/27/18	1.500%	(M)	303	*	342	—	342	Goldman Sachs &Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%	(M)	362	6.940%	412	—	412	Goldman Sachs &Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%	(M)	282	4.670%	321	—	321	Goldman Sachs &Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%	(M)	129	4.180%	147	—	147	Goldman Sachs &Co.
Citigroup Commercial Mortgage Trust	07/26/18	1.500%	(M)	94	6.780%	107	—	107	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%	(M)	492	8.703%	560	—	560	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%	(M)	415	4.550%	472	—	472	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%	(M)	411	*	467	—	467	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%	(M)	350	*	398	—	398	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%	(M)	314	6.780%	357	—	357	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%	(M)	245	2.427%	279	—	279	Goldman Sachs &Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
COMM Mortgage Trust	07/26/18	1.500%(M)	173	6.639%	$197	$—	$197	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	162	7.460%	184	—	184	Goldman Sachs &Co.
COMM Mortgage Trust	07/26/18	1.500%(M)	138	*	157	—	157	Goldman Sachs &Co.
Equity One Home Equity	07/27/18	1.500%(M)	749	*	847	—	847	Goldman Sachs &Co.
Federal Home Loan Mortgage Corp.	07/26/18	1.500%(M)	675	*	768	—	768	Goldman Sachs &Co.
Federal Home Loan Mortgage Corp.	07/26/18	1.500%(M)	375	*	427	—	427	Goldman Sachs &Co.
First Franklin Home Equity	07/27/18	1.500%(M)	1,178	*	352	—	352	Goldman Sachs &Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	917	5.373%	1,043	—	1,043	Goldman Sachs &Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	446	4.670%	507	—	507	Goldman Sachs &Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	255	7.460%	290	—	290	Goldman Sachs &Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	242	4.686%	275	—	275	Goldman Sachs &Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	224	0.496%	255	—	255	Goldman Sachs &Co.
GS Mortgage Securities Trust	07/26/18	1.500%(M)	171	*	194	—	194	Goldman Sachs &Co.
GSAMP Home Equity	07/27/18	1.500%(M)	372	*	421	—	421	Goldman Sachs &Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	516	9.634%	587	—	587	Goldman Sachs &Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	417	*	474	—	474	Goldman Sachs &Co.
JPMBB Commercial Mortgage Securities Trust	07/26/18	1.500%(M)	143	4.746%	163	—	163	Goldman Sachs &Co.
Lehman Home Equity	07/27/18	1.500%(M)	1,182	12.276%	1,337	—	1,337	Goldman Sachs &Co.
Long Beach Home Equity	07/27/18	1.500%(M)	548	*	620	—	620	Goldman Sachs &Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	615	6.940%	699	—	699	Goldman Sachs &Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	380	7.460%	432	—	432	Goldman Sachs &Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	239	2.539%	272	—	272	Goldman Sachs &Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	196	2.539%	223	—	223	Goldman Sachs &Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	176	6.728%	200	—	200	Goldman Sachs &Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	158	1.175%	180	—	180	Goldman Sachs &Co.
Morgan Stanley BAML Trust	07/26/18	1.500%(M)	91	10.400%	104	—	104	Goldman Sachs &Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
Morgan Stanley Home Equity	07/27/18	1.500%(M)	1,578	*	$1,784	$—	$1,784	Goldman Sachs & Co.
Morgan Stanley Home Equity	07/27/18	1.500%(M)	648	1.498%	732	—	732	Goldman Sachs & Co.
New Century Home Equity	07/27/18	1.500%(M)	1,847	*	2,087	—	2,087	Goldman Sachs & Co.
New Century Home Equity	07/27/18	1.500%(M)	521	14.574%	589	—	589	Goldman Sachs & Co.
Option One Home Equity	07/27/18	1.500%(M)	961	8.042%	1,086	—	1,086	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	07/26/18	1.500%(M)	142	6.780%	161	—	161	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	07/26/18	1.500%(M)	87	6.780%	99	—	99	Goldman Sachs & Co.

					$26,850	$—	$26,850

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
American International Group Inc.	12/20/20	1.000%(Q)	6,860	0.349%	$98,074	$111,944	$13,870
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	1,710	0.312%	(129,197)	34,478	163,675
AT&T Inc.	06/20/21	1.000%(Q)	9,080	0.490%	64,179	135,876	71,697
Barrick Gold Corp.	06/20/21	1.000%(Q)	3,450	0.335%	(90,261)	67,918	158,179
Devon Energy Corp.	06/20/20	1.000%(Q)	550	0.109%	(45,467)	9,718	55,185
Eastman Chemical Co.	06/20/21	1.000%(Q)	5,050	0.282%	47,756	105,870	58,114
Ford Motor Co.	06/20/21	5.000%(Q)	17,000	0.542%	2,943,341	2,200,491	(742,850)
General Motors Co.	06/20/19	5.000%(Q)	4,525	0.111%	506,238	222,384	(283,854)

					$3,394,663	$2,888,679	$(505,984)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	38,500	$(2,244,935)	$(2,276,146)	$(31,211)
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)	165,000	(3,355,242)	(2,852,575)	502,667
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	16,764	(7,655)	105,727	113,382

				$(5,607,832)	$(5,022,994)	$584,838

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	2,520	37,732	$40,011	$(2,279)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	845	12,652	14,919	(2,267)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	840	12,577	13,711	(1,134)	Citigroup Global Markets

				$62,961	$68,641	$(5,680)

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Hellenic Republic	06/20/19	1.000%(Q)	2,000	1.815%	$(15,015)	$(80,278)	$65,263	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	1,330	3.178%	(101,789)	(229,573)	127,784	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	330	3.178%	(25,256)	(58,612)	33,356	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000%(Q)	3,800	3.639%	(488,780)	(822,278)	333,498	Barclays Capital Group
Hellenic Republic	12/20/24	1.000%(Q)	2,500	3.701%	(349,403)	(575,347)	225,944	Citigroup Global Markets
Husky Energy Inc.	06/20/20	1.000%(Q)	2,380	0.421%	27,458	(98,009)	125,467	Morgan Stanley
Kingdom of Spain	06/20/23	1.000%(Q)	5,770	0.704%	80,407	66,149	14,258	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000%(Q)	2,890	0.704%	40,273	31,105	9,168	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	2.427%	(131,983)	(139,592)	7,609	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	2.427%	(44,309)	(48,023)	3,714	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.427%	(43,994)	(46,819)	2,825	Citigroup Global Markets

					$(1,052,391)	$(2,001,277)	$948,886

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Currency swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
14,510	3 Month LIBOR(Q)	GBP	11,585	3 Month LIBOR minus 16.75bps(Q)	JPMorgan Chase	02/13/19	$(730,860)	$—	$(730,860)
3,724	3 Month LIBOR plus 35.50 bps(Q)	EUR	3,120	(0.150)%(A)	Citigroup Global Markets	04/15/20	106,772	—	106,772

							$(624,088)	$—	$(624,088)

Forward rate agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC forward rate swap agreements^:
550,900	07/26/18	2.820%(T)	7 Year CMS(1)(T)	$(16,159)	—	$(16,159)	Citigroup Global Markets
550,900	07/26/18	3.988%(T)	CMM 102(1)(T)	(146,300)	—	(146,300)	Citigroup Global Markets

				$(162,459)	$—	$(162,459)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	11,360	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(164,441)	$(164,441)
EUR	10,095	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(140,433)	(140,433)
EUR	5,680	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	115,999	115,999
EUR	4,915	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	91,154	91,154
GBP	2,555	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(8,731)	108,707	117,438
GBP	955	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(42,712)	(42,712)
GBP	505	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	53,871	53,871
GBP	600	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(63,731)	(63,731)
GBP	315	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(59,895)	(59,895)
	9,580	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	445	(229,099)	(229,544)

					$(8,286)	$(330,580)	$(322,294)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	93,081	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	$—	$(20,450)	$(20,450)
BRL	69,842	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	1,046,076	1,046,076
BRL	62,645	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(387,823)	(387,823)
BRL	56,571	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	(17,533)	(17,533)
BRL	52,225	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(384,390)	(384,390)
BRL	45,133	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	561,968	561,968
BRL	35,249	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	421,961	421,961
BRL	34,017	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	492,786	492,786
BRL	28,313	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	339,173	339,173
BRL	16,910	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	197,590	197,590
BRL	26,052	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(497,439)	(497,439)
BRL	23,765	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(609,545)	(609,545)
BRL	23,716	01/02/25	9.775%(T)	1 Day BROIS(2)(T)	—	(575,503)	(575,503)
BRL	21,820	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(361,115)	(361,115)
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(293,576)	(293,576)
EUR	20,000	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(8,751)	(59,530)	(50,779)
EUR	8,170	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(30,310)	(44,695)	(14,385)
EUR	13,150	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	10,428	(40,998)	(51,426)
EUR	5,605	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(48,394)	(136,363)	(87,969)
EUR	3,975	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	19,061	(6,756)	(25,817)
EUR	570	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	580	(6,665)	(7,245)
EUR	10,215	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(27,513)	(113,401)	(85,888)
EUR	13,765	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	382,806	13,167	(369,639)
EUR	9,285	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	373,721	105,579	(268,142)
EUR	6,720	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(1,603)	(127,488)	(125,885)
EUR	1,600	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	119,344	73,160	(46,184)
EUR	3,750	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	169,069	78,193	(90,876)
EUR	16,195	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(198,121)	(198,121)
EUR	16,195	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	214,099	214,099
EUR	1,275	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	52,801	23,804	(28,997)
EUR	2,955	01/26/48	1.863%(A)	6 Month EURIBOR(1)(Q)	—	(40,771)	(40,771)
EUR	2,955	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	41,068	41,068
EUR	10,030	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(21,811)	(21,811)
EUR	10,030	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	19,672	19,672
GBP	13,265	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	3,036	71,703	68,667
GBP	7,430	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(145,997)	(145,997)
	25,085	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	—	214,498	214,498

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
31,805	10/07/18	1.253	%(A)	1 Day USOIS(1)(A)	$—	$118,795	$118,795
86,560	11/17/18	1.080	%(T)	1 Day USOIS(1)(T)	—	565,708	565,708
130,130	11/18/18	0.911	%(A)	1 Day USOIS(1)(A)	(7,470)	1,068,741	1,076,211
237,610	02/15/19	1.820	%(T)	1 Day USOIS(1)(T)	—	274,282	274,282
20,422	03/31/19	1.431	%(A)	1 Day USOIS(1)(A)	—	122,162	122,162
20,412	03/31/19	1.431	%(A)	1 Day USOIS(1)(A)	—	122,254	122,254
90,130	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(54,093)	617,098	671,191
16,755	06/30/19	1.486	%(A)	1 Day USOIS(1)(A)	—	117,878	117,878
31,820	07/14/19	1.428	%(A)	1 Day USOIS(1)(A)	—	257,715	257,715
478,670	09/08/19	1.290	%(A)	1 Day USOIS(1)(A)	—	6,154,437	6,154,437
82,950	09/30/19	1.707	%(A)	1 Day USOIS(1)(A)	23,355	543,706	520,351
155,365	12/31/19	1.840	%(A)	1 Day USOIS(1)(A)	120,517	1,088,368	967,851
110,720	12/31/19	2.107	%(A)	1 Day USOIS(1)(A)	(2,539)	268,115	270,654
81,840	12/31/19	1.950	%(A)	1 Day USOIS(1)(A)	23,535	418,148	394,613
49,510	12/31/19	2.040	%(A)	1 Day USOIS(1)(A)	546	176,060	175,514
20,195	03/08/20	2.157	%(A)	1 Day USOIS(1)(A)	—	41,468	41,468
160,350	03/28/20	2.190	%(A)	1 Day USOIS(1)(A)	(8,239)	323,716	331,955
21,520	03/31/20	2.295	%(A)	1 Day USOIS(1)(A)	5,406	29,219	23,813
17,935	03/31/20	2.369	%(A)	1 Day USOIS(1)(A)	(13,152)	1,918	15,070
74,490	04/24/20	2.311	%(A)	1 Day USOIS(1)(A)	—	22,976	22,976
42,325	07/17/20	1.521	%(A)	1 Day USOIS(1)(A)	—	720,873	720,873
9,145	05/31/22	2.353	%(A)	1 Day USOIS(1)(A)	—	43,015	43,015
85,009	02/15/24	2.151	%(S)	3 Month LIBOR(1)(Q)	(108,121)	2,836,553	2,944,674
72,675	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	(125,964)	2,284,897	2,410,861
68,695	02/15/24	2.167	%(S)	3 Month LIBOR(1)(Q)	(181,091)	2,230,606	2,411,697
47,150	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	115,343	1,667,986	1,552,643
9,975	05/15/24	1.808	%(A)	1 Day USOIS(1)(A)	—	381,253	381,253
209,015	08/15/24	2.170	%(S)	3 Month LIBOR(1)(Q)	1,112,560	7,402,902	6,290,342
74,030	08/15/24	2.176	%(S)	3 Month LIBOR(1)(Q)	286,984	2,549,731	2,262,747
25,130	08/15/24	2.168	%(S)	3 Month LIBOR(1)(Q)	—	892,584	892,584
67,570	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	213,788	2,207,343	1,993,555
7,300	02/14/25	—	(3)	—(3)	—	6,805	6,805
16,400	02/28/25	2.454	%(A)	1 Day USOIS(1)(A)	10,511	53,243	42,732
2,160	02/28/25	3.019	%(S)	3 Month LIBOR(1)(Q)	—	(17,623)	(17,623)
365	01/08/26	2.210	%(S)	3 Month LIBOR(1)(Q)	13,846	15,237	1,391
50,191	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	646,345	2,687,060	2,040,715
22,445	02/15/27	2.067	%(A)	1 Day USOIS(1)(A)	(14,896)	755,432	770,328
16,000	02/15/27	1.899	%(A)	1 Day USOIS(1)(A)	21,185	758,728	737,543
9,925	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	417,343	417,343
13,780	05/08/27	2.309	%(S)	3 Month LIBOR(1)(Q)	—	657,853	657,853
9,225	05/15/27	1.823	%(A)	1 Day USOIS(1)(A)	—	547,343	547,343
2,355	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	(1,162)	115,157	116,319
15,940	05/03/32	2.434	%(S)	3 Month LIBOR(2)(Q)	—	(964,191)	(964,191)
43,530	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(287,995)	(3,586,884)	(3,298,889)

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
12,610	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	$—	$848,705	$848,705
7,140	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	86,024	86,024
4,585	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	927,440	927,440
8,170	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(617,732)	(617,732)
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	61,494	61,494
2,935	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	651,774	651,774
7,210	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	586,304	586,304
5,360	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(84,941)	(84,941)
1,765	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	141,045	141,045
1,635	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	103,077	103,077

				$2,803,474	$39,523,727	$36,720,253

Cash of $1,806,000 and securities with a combined market value of $51,347,053 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreement:
Credit Suisse First Boston Corp.	01/12/41	1,600	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on IOS.FN30.450.10 Index	$(6,730)	$(3,498)	$(3,232)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(162,459)
OTC Swap Agreements	$165,895	$(2,102,029)	$1,082,508	$(739,772)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,969,709,084	$2,696,824,824	$699,083
Preferred Stocks	6,276,393	15,683,273	—
Rights	13,802	—	—
Unaffiliated Exchange Traded Funds	37,439,981	—	—
Asset-Backed Securities
Automobiles	—	34,387,302	—
Collateralized Loan Obligations	—	690,832,779	—
Consumer Loans	—	107,278,641	—
Credit Cards	—	15,457,165	—
Home Equity Loans	—	57,707,590	—
Other	—	3,999,555	—
Residential Mortgage-Backed Securities	—	85,719,528	—
Student Loans	—	13,104,099	—
Bank Loans	—	19,218,516	—
Commercial Mortgage-Backed Securities	—	842,433,179	—
Corporate Bonds	—	1,547,361,271	—
Municipal Bonds	—	44,937,225	—
Residential Mortgage-Backed Securities	—	250,495,089	—
Sovereign Bonds	—	202,209,441	—
U.S. Government Agency Obligations	—	420,072,655	—
U.S. Treasury Obligations	—	154,624,565	—
Affiliated Mutual Funds	2,990,384,555	—	—
Options Purchased	9,406,599	20,812	—
Options Written	—	(107,490)	—
Other Financial Instruments*
Futures Contracts	(9,044,752)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	7,386,461	—
Centrally Cleared Credit Default Swap Agreements	—	78,854	—
OTC Forward Rate Swap Agreements	—	—	(162,459)
OTC Credit Default Swap Agreements	—	(989,430)	26,850
OTC Currency Swap Agreements	—	(624,088)	—
Centrally Cleared Inflation Swap Agreements	—	(322,294)	—
Centrally Cleared Interest Rate Swap Agreements	—	36,720,253	—
OTC Total Return Swap Agreements	—	(6,730)	—

Total	$13,004,185,662	$7,244,503,045	$563,474

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$1,136,769	*	Due from/to broker — variation margin swaps	$1,057,915	*
Credit contracts	Premiums paid for OTC swap agreements	165,895		Premiums received for OTC swap agreements	2,098,531
Credit contracts	Unaffiliated investments	20,812		Options written outstanding, at value	107,490
Credit contracts	Unrealized appreciation on OTC swap agreements	975,736		Unrealized depreciation on OTC swap agreements	5,680
Equity contracts	—	—		Due from/to broker — variation margin futures	35,533,047	*
Equity contracts	Unaffiliated investments	9,420,401		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,469,629		Unrealized depreciation on OTC forward foreign currency exchange contracts	83,168
Interest rate contracts	Due from/to broker — variation margin futures	26,629,083	*	Due from/to broker — variation margin futures	140,788	*
Interest rate contracts	Due from/to broker — variation margin swaps	46,889,397	*	Due from/to broker — variation margin swaps	10,491,438	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	3,498
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	162,459
Interest rate contracts	Unrealized appreciation on OTC swap agreements	106,772		Unrealized depreciation on OTC swap agreements	734,092

Total		$92,814,494			$50,418,106

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$(117,501)	$660,692	$—	$—	$(280,933)
Equity contracts	605,560	4,223,039	—	81,132,385	—	—
Foreign exchange contracts	—	—	—	—	(4,843,019)	—
Interest rate contracts	—	(2,294,143)	2,257,392	(79,058,458)	—	4,498,239

Total	$605,560	$1,811,395	$2,918,084	$2,073,927	$(4,843,019)	$4,217,306

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps
Credit contracts	$—	$(46,711)	$(232,315)	$—	$—	$—	$1,199,907
Equity contracts	(7,558)	(3,493,048)	—	(49,763,399)	—	—	—
Foreign exchange contracts	—	—	—	—	9,750,962	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps
Interest rate contracts	$—	$1,449,934	$(1,119,624)	$31,226,618	$—	$(162,459)	$25,452,216

Total	$(7,558)	$(2,089,825)	$(1,351,939)	$(18,536,781)	$9,750,962	$(162,459)	$26,652,123

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)
$10,127,335	$587,206,535	$4,212,918,249	$280,079,411	$13,067,668	$157,834,815

Credit Default Swap Agreements - Buy Protection(3)	Credit Default Swap Agreements - Sell Protection(3)	Currency Swap Agreements(3)	Forward Rate Agreements(3)	Inflation Swap Agreements(3)	Interest Rate Swap Agreements(3)	Total Return Swap Agreements(3)
$210,489,800	$123,029,056	$53,909,095	$367,266,667	$63,074,723	$3,936,861,329	$1,673,743

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$669,228,882	$(669,228,882)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$1,692,763	$(73)	$1,692,690	$(1,692,690)	$—
Barclays Capital Group	333,498	(822,278)	(488,780)	433,126	(55,654)
Citigroup Global Markets	669,637	(1,435,964)	(766,327)	564,368	(201,959)
Credit Suisse First Boston Corp.	—	(6,730)	(6,730)	—	(6,730)
Goldman Sachs & Co.	145,280	(86,315)	58,965	—	58,965
JPMorgan Chase.	36,591	(736,540)	(699,949)	682,025	(17,924)
Morgan Stanley	125,467	(98,009)	27,458	—	27,458
Toronto Dominion	5,735,608	—	5,735,608	(5,735,608)	—
UBS AG	—	(9,009)	(9,009)	—	(9,009)

	$8,738,844	$(3,194,918)	$5,543,926	$(5,748,779)	$(204,853)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $669,228,882:
Unaffiliated investments (cost $16,198,288,485)	$17,225,912,451
Affiliated investments (cost $2,990,328,455)	2,990,384,555
Foreign currency, at value (cost $42,734,208)	42,172,770
Deposit with broker for futures	10,769,404
Receivable for investments sold	370,465,444
Dividends and interest receivable	45,990,583
Tax reclaim receivable	18,025,107
Unrealized appreciation on OTC forward foreign currency contracts	7,469,629
Cash segregated for counterparty – OTC	3,187,000
Due from broker-variation margin futures	2,099,101
Deposit with broker for centrally cleared swaps	1,806,000
Unrealized appreciation on OTC swap agreements	1,082,508
Receivable from affiliate	426,899
Premiums paid for OTC swap agreements	165,895
Receivable for portfolio shares sold	59,991
Prepaid expenses	20,093

Total Assets	20,720,037,430

LIABILITIES:
Payable to broker for collateral for securities on loan	690,523,893
Payable for investments purchased	569,118,155
Payable for portfolio shares repurchased	14,612,677
Payable to affiliate	8,428,152
Management fees payable	3,806,630
Premiums received for OTC swap agreements	2,102,029
Accrued expenses and other liabilities	1,568,544
Payable to custodian	1,002,677
Due to broker-variation margin swaps	921,007
Unrealized depreciation on OTC swap agreements	739,772
Distribution fee payable	666,921
Foreign capital gains tax liability accrued	458,547
Due to broker-variation margin futures	422,407
Unrealized depreciation on OTC forward rate agreements	162,459
Due to broker for futures	157,782
Options written outstanding, at value (premiums received $174,900)	107,490
Unrealized depreciation on OTC forward foreign currency contracts	83,168
Affiliated transfer agent fee payable	365

Total Liabilities	1,294,882,675

NET ASSETS	$19,425,154,755

Net assets were comprised of:
Partners Equity	$19,425,154,755

Net asset value and redemption price per share, $19,425,154,755 / 1,170,015,770 outstanding shares of beneficial interest	$16.60

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $7,142,065, of which $753,105 is reimbursable by an affiliate)	$147,249,606
Interest income	80,344,039
Affiliated dividend income	21,422,602
Income from securities lending, net (including affiliated income of $1,442,159)	1,979,176

250,995,423

EXPENSES
Management fees	59,915,395
Distribution fee	24,921,139
Custodian and accounting fees	1,120,456
Trustees’ fees	105,064
Legal fees and expenses	33,386
Audit fee	26,927
Shareholders’ reports	12,972
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	207,725

Total expenses	86,346,530

NET INVESTMENT INCOME (LOSS)	164,648,893

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,606)) (net of foreign capital gains taxes $(176,166))	754,433,345
Futures transactions	2,073,927
Options written transactions	2,918,084
Swap agreements transactions	4,217,306
Forward currency contracts transactions	(4,843,019)
Foreign currency transactions	1,782,665

760,582,308

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $110,507) (net of change in foreign capital gains taxes $(218,629))	(928,026,063)
Futures	(18,536,781)
Options written	(1,351,939)
Forward rate agreements	(162,459)
Swap agreements	26,652,123
Forward currency contracts	9,750,962
Foreign currencies	(974,766)

(912,648,923)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(152,066,615)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,582,278

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$164,648,893	$227,944,983
Net realized gain (loss) on investment and foreign currency transactions	760,582,308	1,296,203,120
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(912,648,923)	1,017,446,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,582,278	2,541,595,081

FUND SHARE TRANSACTIONS:
Fund share sold [2,015,584 and 22,411,136 shares, respectively]	33,687,730	332,704,473
Net asset value of shares issued in merger [0 and 495,971,032 shares, respectively]	—	7,479,269,216
Fund share repurchased [75,473,944 and 66,908,742 shares, respectively]	(1,248,874,550)	(1,043,365,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,215,186,820)	6,768,607,794

CAPITAL CONTRIBUTIONS	3,117,489	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,199,487,053)	9,310,202,875
NET ASSETS:
Beginning of period	20,624,641,808	11,314,438,933

End of period	$19,425,154,755	$20,624,641,808

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 92.8%
COMMON STOCKS — 62.7%	Shares	Value
Australia — 0.5%
AusNet Services	1,182,694	$1,404,690
Beach Energy Ltd.	1,277,206	1,653,184
BlueScope Steel Ltd.	251,196	3,205,907
CSR Ltd.	418,266	1,419,208
Downer EDI Ltd.	406,918	2,037,208
Fortescue Metals Group Ltd.	944,528	3,066,858
JB Hi-Fi Ltd.(a)	123,520	2,052,480
Metcash Ltd.	740,000	1,427,261
Mineral Resources Ltd.	128,423	1,520,465
OceanaGold Corp.	61,294	170,177
Stockland, REIT	548,509	1,611,628
Treasury Wine Estates Ltd.	206,260	2,650,035
Vicinity Centres, REIT	689,667	1,322,659
Whitehaven Coal Ltd.	588,184	2,510,799

		26,052,559

Austria — 0.2%
ams AG*	17,200	1,275,554
ANDRITZ AG	29,900	1,584,741
KTM Industries AG	9,496	716,205
Raiffeisen Bank International AG	44,387	1,359,989
Schoeller-Bleckmann Oilfield Equipment AG	8,875	1,065,199
UNIQA Insurance Group AG	177,816	1,633,651
voestalpine AG	26,391	1,213,540
Wienerberger AG	76,200	1,900,711

		10,749,590

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	46,235	4,663,498

Bermuda — 0.1%
Triton International Ltd.	105,087	3,221,967

Brazil — 0.1%
B3 SA – Brasil Bolsa Balcao	17,455	92,505
Banco Bradesco SA	91,586	571,859
Banco do Brasil SA	177,600	1,303,675
Banco Santander Brasil SA, UTS	45,500	343,385
Cia de Saneamento de Minas Gerais-COPASA	34,400	366,921
Cosan Ltd. (Class A Stock)	120,972	923,016
Cosan SA Industria e Comercio	88,300	810,608
JBS SA	122,200	290,070
MRV Engenharia e Participacoes SA	249,800	771,491
Sao Martinho SA	35,700	163,774

		5,637,304

Canada — 2.1%
Algonquin Power & Utilities Corp.	46,281	447,091
Alimentation Couche-Tard, Inc. (Class B Stock)	173,610	7,541,830
Bank of Nova Scotia (The)	206,669	11,702,309
BCE, Inc.	75,334	3,050,836
Canadian Imperial Bank of Commerce(a)	46,113	4,011,321
Canadian Natural Resources Ltd.	220,801	7,969,427
Canadian Tire Corp. Ltd. (Class A Stock)	33,768	4,407,705
Capital Power Corp.	6,057	116,242
CCL Industries, Inc. (Class B Stock)	15,090	739,779
Cenovus Energy, Inc.	67,766	703,614

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
CGI Group, Inc. (Class A Stock)*	81,633	$5,173,122
Cogeco Communications, Inc.	26,799	1,327,464
Dream Global Real Estate Investment Trust, REIT	20,484	223,748
Emera, Inc.	21,685	705,981
Empire Co. Ltd. (Class A Stock)	15,294	307,008
Fortis, Inc.	38,495	1,230,411
Genworth MI Canada, Inc.(a)	42,472	1,382,081
Husky Energy, Inc.	39,524	616,017
IAMGOLD Corp.*	37,296	217,311
Laurentian Bank of Canada	9,550	325,876
Magna International, Inc.	190,290	11,067,260
Manulife Financial Corp.	103,300	1,855,966
Mercer International, Inc.	98,477	1,723,348
Metro, Inc.	121,642	4,135,079
National Bank of Canada	114,835	5,513,547
Norbord, Inc.	20,500	842,985
Power Corp. of Canada	52,359	1,172,517
Power Financial Corp.	12,987	303,769
Quebecor, Inc. (Class B Stock)	70,049	1,434,389
Restaurant Brands International, Inc.(a)	28,359	1,710,048
Rogers Communications, Inc. (Class B Stock)	29,721	1,411,615
Royal Bank of Canada	146,480	11,029,594
Suncor Energy, Inc.	151,443	6,163,010
Teck Resources Ltd. (Class B Stock)	29,564	753,127
Toronto-Dominion Bank (The)	79,522	4,602,616
TransCanada Corp.	45,769	1,980,254
Transcontinental, Inc. (Class A Stock)(a)	80,128	1,860,805
WestJet Airlines Ltd.	2,955	40,752
WSP Global, Inc.	1,210	63,710

		109,863,564

China — 1.0%
Agricultural Bank of China Ltd. (Class H Stock)	2,078,000	969,863
Alibaba Group Holding Ltd., ADR*(a)	37,372	6,933,627
BAIC Motor Corp. Ltd. (Class H Stock), 144A	190,000	180,841
Baidu, Inc., ADR*	10,008	2,431,944
Bank of China Ltd. (Class H Stock)	3,516,000	1,743,672
Bank of Communications Co. Ltd. (Class H Stock)*	1,867,000	1,428,927
BYD Electronic International Co. Ltd.	190,000	258,680
China Biologic Products Holdings, Inc.*	8,061	800,699
China Communications Services Corp. Ltd. (Class H Stock)	480,000	303,322
China Construction Bank Corp. (Class H Stock)*	2,215,000	2,026,817
China Everbright Bank Co. Ltd. (Class H Stock)	1,028,000	441,038
China Mobile Ltd.	32,500	288,371
China Mobile Ltd., ADR	16,642	738,738
China Petroleum & Chemical Corp. (Class H Stock)	772,000	691,031
China Power International Development Ltd.	2,145,333	494,142
China Southern Airlines Co. Ltd. (Class H Stock)	244,000	191,200
Chinasoft International Ltd.*	540,000	419,872

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,512,000	$897,441
CIFI Holdings Group Co. Ltd.	566,000	358,534
Geely Automobile Holdings Ltd.	270,000	694,681
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	991,200	964,350
Hollysys Automation Technologies Ltd.	15,242	337,458
Hua Hong Semiconductor Ltd., 144A	193,000	659,650
Huaneng Renewables Corp. Ltd. (Class H Stock)	476,000	157,777
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,725,000	3,524,095
Nexteer Automotive Group Ltd.	1,323,000	1,945,998
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	474,500	4,345,316
Shenzhen Expressway Co. Ltd. (Class H Stock)	554,000	542,845
Shenzhen Investment Ltd.	602,000	218,740
Shimao Property Holdings Ltd.	524,500	1,367,477
Sichuan Expressway Co. Ltd. (Class H Stock)	338,000	102,377
Springland International Holdings Ltd.	1,022,000	270,415
Tencent Holdings Ltd.	262,000	13,156,436
Tianneng Power International Ltd.	606,000	940,661
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	340,600	412,997
Xtep International Holdings Ltd.	448,500	306,263
Yangzijiang Shipbuilding Holdings Ltd.	1,768,100	1,170,250
Yuzhou Properties Co. Ltd.	903,000	530,664
Zhejiang Expressway Co. Ltd. (Class H Stock)	420,000	374,049
Zhongsheng Group Holdings Ltd.	287,000	859,281

		54,480,539

Colombia — 0.1%
Almacenes Exito SA	31,398	172,466
Corp Financiera Colombiana SA*	15,246	132,119
Ecopetrol SA	2,202,392	2,257,958
Grupo Aval Acciones y Valores SA, ADR	19,409	160,901

		2,723,444

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	135,575	465,160

Denmark — 0.9%
Ambu A/S (Class B Stock)	144,425	4,858,388
Coloplast A/S (Class B Stock)	58,361	5,826,898
Danske Bank A/S	211,615	6,592,632
DSV A/S	125,040	10,065,935
FLSmidth & Co. A/S	20,800	1,241,058
GN Store Nord A/S	34,100	1,549,375
Novo Nordisk A/S (Class B Stock)	226,098	10,443,594
OW Bunker A/S*^(d)	53,469	—
SimCorp A/S	76,522	6,180,378
Topdanmark A/S	12,913	563,926

		47,322,184

Egypt — 0.0%
Commercial International Bank Egypt SAE, GDR	59,377	293,438

COMMON STOCKS (continued)	Shares	Value
Faroe Islands — 0.0%
Bakkafrost P/F	38,634	$2,141,094

Finland — 0.1%
Amer Sports OYJ*	37,200	1,169,723
Huhtamaki OYJ(a)	40,461	1,492,065
Outotec OYJ*	149,900	1,188,543
Stora Enso OYJ (Class R Stock)	31,887	621,222
UPM-Kymmene OYJ	22,224	791,289

		5,262,842

France — 2.4%
Air France-KLM*	176,824	1,445,040
Arkema SA	4,416	521,090
Atos SE	35,120	4,775,514
AXA SA	82,407	2,013,517
BNP Paribas SA	94,652	5,854,890
Bureau Veritas SA	32,502	866,415
Capgemini SE	64,646	8,663,213
Cie Generale des Etablissements Michelin SCA	59,483	7,196,148
Covivio, REIT	12,051	1,252,137
Credit Agricole SA	116,496	1,546,199
Dassault Systemes SE	32,272	4,516,267
Eiffage SA	37,707	4,096,624
Europcar Groupe SA, 144A	83,554	868,693
ICADE, REIT	5,159	483,236
Ingenico Group SA	57,740	5,177,223
Interparfums SA	46,712	1,966,683
Ipsen SA	20,973	3,280,372
Klepierre SA, REIT	72,317	2,717,181
Korian SA	31,147	1,050,000
Legrand SA	51,941	3,804,532
L’Oreal SA	22,378	5,516,782
LVMH Moet Hennessy Louis Vuitton SE(a)	18,599	6,175,228
Nexity SA	32,160	2,030,294
Orange SA	594,948	9,930,971
Orpea	20,249	2,697,132
Peugeot SA	24,469	557,534
Sanofi	49,667	3,986,255
Sartorius Stedim Biotech	28,254	2,947,534
Societe BIC SA	12,228	1,133,612
SPIE SA	58,758	1,189,332
TOTAL SA	190,484	11,567,300
Ubisoft Entertainment SA*	42,780	4,676,212
Vinci SA	95,214	9,139,713

		123,642,873

Germany — 2.1%
Aareal Bank AG	30,100	1,320,523
alstria office REIT-AG, REIT	84,964	1,276,520
Aurubis AG	32,624	2,490,334
Bayerische Motoren Werke AG	19,027	1,719,900
Bechtle AG	28,400	2,182,925
CANCOM SE	28,007	2,845,827
Daimler AG	131,522	8,424,929
Deutsche Lufthansa AG	217,981	5,222,315
Deutsche Pfandbriefbank AG, 144A	80,483	1,122,919
Deutsche Post AG	132,415	4,302,217
Fraport AG Frankfurt Airport Services Worldwide	19,349	1,861,465

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Germany (continued)
Fresenius SE & Co. KGaA	99,370	$7,956,038
GRENKE AG	16,000	1,824,048
Hella GmbH & Co. KGaA	25,600	1,429,439
Infineon Technologies AG	447,080	11,356,426
Jenoptik AG	77,800	3,043,269
LEG Immobilien AG	33,836	3,675,733
Merck KGaA	49,905	4,858,126
MTU Aero Engines AG	9,200	1,762,184
Nemetschek SE	28,279	3,389,430
OSRAM Licht AG	19,670	801,059
Rational AG	3,974	2,587,907
Salzgitter AG	27,800	1,209,524
SAP SE	128,633	14,846,554
Scout24 AG, 144A	39,474	2,089,325
Siltronic AG	14,353	2,039,577
Software AG	15,432	717,238
Stroeer SE & Co. KGaA	27,455	1,657,595
Symrise AG	36,032	3,151,882
Talanx AG	27,340	995,986
TLG Immobilien AG	73,792	1,965,495
Volkswagen AG	10,185	1,674,344
Zalando SE, 144A*(a)	68,981	3,844,454

		109,645,507

Ghana — 0.1%
Tullow Oil PLC*	901,238	2,899,854

Hong Kong — 0.4%
China High Speed Transmission Equipment Group Co. Ltd.	138,000	212,652
CK Asset Holdings Ltd.	514,500	4,072,943
CK Hutchison Holdings Ltd.	214,036	2,265,790
Jardine Matheson Holdings Ltd.	33,800	2,149,679
Kerry Properties Ltd.	243,500	1,163,670
Kingboard Chemical Holdings Ltd.	277,000	1,008,864
Man Wah Holdings Ltd.	1,042,800	816,253
Nine Dragons Paper Holdings Ltd.	2,154,000	2,733,016
Pou Sheng International Holdings Ltd.	489,000	93,374
Tongda Group Holdings Ltd.	1,390,000	280,922
Tongda Hong Tai Holdings Ltd.*	34,750	6,454
WH Group Ltd., 144A	3,357,500	2,716,844
Wheelock & Co. Ltd.	160,000	1,111,925
Xinyi Glass Holdings Ltd.	942,000	1,142,593
Yue Yuen Industrial Holdings Ltd.	325,000	916,067

		20,691,046

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	220,756	313,954
MOL Hungarian Oil & Gas PLC	44,604	429,207
OTP Bank Nyrt	11,824	426,908

		1,170,069

India — 0.0%
Tata Motors Ltd., ADR*	55,285	1,080,822
Wipro Ltd., ADR(a)	74,008	354,498

		1,435,320

Indonesia — 0.0%
Adaro Energy Tbk PT	1,471,100	183,558
Gudang Garam Tbk PT	28,900	135,413

COMMON STOCKS (continued)	Shares	Value
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT, ADR(a)	22,108	$575,029

		894,000

Ireland — 0.5%
AerCap Holdings NV*	101,304	5,485,612
Dalata Hotel Group PLC*	268,404	2,185,637
Kerry Group PLC (Class A Stock)	41,133	4,300,045
Kingspan Group PLC	156,148	7,805,318
Origin Enterprises PLC	99,302	714,666
Ryanair Holdings PLC, ADR*(a)	49,464	5,650,273

		26,141,551

Italy — 0.4%
Buzzi Unicem SpA	65,500	1,600,367
De’ Longhi SpA	119,491	3,378,933
DiaSorin SpA	8,300	943,252
Enel SpA	1,259,266	6,977,830
Fincantieri SpA	940,525	1,277,476
FinecoBank Banca Fineco SpA	164,000	1,846,160
Maire Tecnimont SpA	247,783	1,108,851
Recordati SpA	83,259	3,299,154
Societa Cattolica di Assicurazioni SC	86,595	720,706
Unipol Gruppo SpA	456,396	1,758,551

		22,911,280

Japan — 2.6%
Aisin Seiki Co. Ltd.	126,500	5,759,869
Canon Marketing Japan, Inc.	43,700	910,220
Canon, Inc.(a)	54,500	1,787,139
Coca-Cola Bottlers Japan Holdings, Inc.	92,700	3,708,880
COMSYS Holdings Corp.	127,900	3,385,145
Daiwa House Industry Co. Ltd.	186,100	6,331,463
ITOCHU Corp.	524,900	9,493,255
Japan Airlines Co. Ltd.	149,500	5,296,946
Maeda Corp.	135,400	1,551,866
Maeda Road Construction Co. Ltd.	54,000	1,025,081
Marubeni Corp.	930,600	7,085,018
Matsumotokiyoshi Holdings Co. Ltd.	97,600	4,379,685
Mitsubishi Chemical Holdings Corp.	588,600	4,915,271
Mitsubishi Corp.	363,000	10,065,653
Mitsubishi Gas Chemical Co., Inc.	174,300	3,938,779
Mitsui & Co. Ltd.	529,900	8,824,049
Mizuho Financial Group, Inc.	716,600	1,207,102
NHK Spring Co. Ltd.	254,100	2,391,866
Nippo Corp.	38,000	691,614
Nippon Light Metal Holdings Co. Ltd.	665,000	1,491,938
Nippon Telegraph & Telephone Corp.	188,300	8,554,095
Nishimatsu Construction Co. Ltd.	60,000	1,719,540
Nissan Motor Co. Ltd.	637,300	6,201,053
Seiko Epson Corp.	122,000	2,118,093
Sojitz Corp.	1,674,900	6,065,859
Sumitomo Corp.	567,500	9,306,903
Sumitomo Mitsui Financial Group, Inc.	184,400	7,192,706
Takeda Pharmaceutical Co. Ltd.	113,000	4,753,695
Tokai Rika Co. Ltd.	72,000	1,365,063
Toyoda Gosei Co. Ltd.	58,100	1,470,492
Yamada Denki Co. Ltd.	676,600	3,360,988

		136,349,326

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Luxembourg — 0.0%
APERAM SA	36,100	$1,547,345
ArcelorMittal	29,654	865,179

		2,412,524

Malaysia — 0.0%
Bermaz Auto Bhd	407,820	222,029
Hong Leong Financial Group Bhd	132,000	588,188
MISC Bhd	98,800	144,745
Sunway Bhd	473,690	181,655
Top Glove Corp. Bhd	425,600	1,276,129

		2,412,746

Mexico — 0.1%
Alpek SAB de CV	244,800	362,265
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	57,000	528,951
Grupo Lala SAB de CV	88,600	91,454
Industrias Bachoco SAB de CV, ADR	17,830	1,027,543
Industrias Bachoco SAB de CV (Class B Stock)	41,700	199,868
Vitro SAB de CV (Class A Stock)	149,700	467,336

		2,677,417

Monaco — 0.0%
Scorpio Tankers, Inc.(a)	49,475	139,025

Netherlands — 1.1%
Aalberts Industries NV	42,722	2,040,853
Amsterdam Commodities NV	27,537	753,439
ASM International NV	10,800	595,110
ASML Holding NV	37,457	7,412,180
ASR Nederland NV	84,007	3,420,844
BE Semiconductor Industries NV	104,536	2,813,052
IMCD NV	25,200	1,685,187
ING Groep NV	533,696	7,660,961
Koninklijke Ahold Delhaize NV	159,908	3,818,223
NN Group NV	102,241	4,146,534
OCI NV*(a)	49,700	1,334,621
Royal Dutch Shell PLC (Class A Stock)	305,282	10,594,653
Royal Dutch Shell PLC (Class B Stock)	261,289	9,357,533
Signify NV, 144A	126,340	3,268,616
TomTom NV*	149,300	1,347,019

		60,248,825

New Zealand — 0.0%
Air New Zealand Ltd.	858,748	1,845,257

Norway — 0.3%
Elkem ASA, 144A*	447,146	2,072,573
Grieg Seafood ASA	71,000	746,503
Leroy Seafood Group ASA	160,000	1,077,805
Marine Harvest ASA	241,188	4,795,514
Nordic American Offshore Ltd.	1,240	1,425
Petroleum Geo-Services ASA*	333,300	1,557,100
Salmar ASA	41,404	1,736,640
Storebrand ASA	197,003	1,585,595

		13,573,155

Philippines — 0.0%
DMCI Holdings, Inc.	638,150	125,546

COMMON STOCKS (continued)	Shares	Value
Philippines (continued)
San Miguel Corp.	36,270	$93,687

		219,233

Puerto Rico — 0.0%
First BanCorp*	111,162	850,389

Russia — 0.1%
Evraz PLC	221,862	1,480,800
LUKOIL PJSC, ADR	9,313	638,803
Magnitogorsk Iron & Steel Works, GDR	11,995	106,036
MegaFon PJSC, GDR	18,924	166,512
MMC Norilsk Nickel PJSC, ADR(a)	10,925	196,104
RusHydro PJSC, ADR	159,989	167,988
Severstal PJSC, GDR	9,403	137,942
X5 Retail Group NV, GDR	25,629	678,656

		3,572,841

Singapore — 0.0%
Accordia Golf Trust, UTS	121,900	54,983
Wing Tai Holdings Ltd.	174,300	254,241

		309,224

South Africa — 0.3%
Anglo American PLC	311,406	6,913,496
AVI Ltd.	79,855	630,741
Barclays Africa Group Ltd.	89,140	1,035,068
Clicks Group Ltd.	57,038	814,412
Fortress REIT Ltd. (Class A Stock), REIT	141,460	158,390
Investec Ltd.	36,297	253,283
Liberty Holdings Ltd.	108,183	918,452
Naspers Ltd. (Class N Stock)	2,794	704,490
Raubex Group Ltd.	96,887	136,352
Redefine Properties Ltd., REIT	178,601	136,500
SPAR Group Ltd. (The)	35,309	476,954
Super Group Ltd.*	95,631	245,122
Tiger Brands Ltd.	19,329	466,830
Tsogo Sun Holdings Ltd.	86,584	129,278

		13,019,368

South Korea — 0.4%
Daelim Industrial Co. Ltd.	9,379	644,295
Doosan Heavy Industries & Construction Co. Ltd.*	6,724	94,488
GS Holdings Corp.	12,015	586,175
Hana Financial Group, Inc.	26,747	1,027,105
Hanil Cement Co. Ltd.	2,251	289,182
Hanwha General Insurance Co. Ltd.	20,743	121,480
KB Financial Group, Inc.	10,040	472,601
Kia Motors Corp.	37,909	1,047,407
Korea Electric Power Corp.	28,472	816,643
Korea Electric Power Corp., ADR(a)	67,187	963,462
Korea Petrochemical Ind Co. Ltd.	2,535	569,198
LG Chem Ltd.	1,847	552,823
Lotte Chemical Corp.	878	273,700
LS Corp.	6,438	433,460
S&T Motiv Co. Ltd.	3,897	115,231
Samsung Electronics Co. Ltd.	245,150	10,269,231
Samsung Electronics Co. Ltd., GDR	782	817,190
SK Telecom Co. Ltd.	9,531	1,992,070
S-Oil Corp.	3,607	354,214

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Woori Bank	49,581	$723,171

		22,163,126

Spain — 0.6%
Aena SME SA, 144A	32,677	5,916,080
Amadeus IT Group SA	99,942	7,858,694
Banco Santander SA	140,825	752,636
Cia de Distribucion Integral Logista Holdings SA	39,754	1,025,989
CIE Automotive SA	56,688	1,668,088
Global Dominion Access SA, 144A*	37,249	201,090
Industria de Diseno Textil SA	156,293	5,322,427
Melia Hotels International SA	66,064	903,668
Merlin Properties Socimi SA, REIT	79,400	1,152,738
Repsol SA	237,189	4,629,718
Unicaja Banco SA, 144A	781,377	1,338,168

		30,769,296

Sweden — 1.2%
AAK AB	88,200	1,399,742
Assa Abloy AB (Class B Stock)	344,677	7,311,152
Atlas Copco AB (Class A Stock)	170,376	4,934,183
Bilia AB (Class A Stock)	67,956	529,343
BioGaia AB (Class B Stock)	38,196	1,700,429
Boliden AB	301,521	9,731,134
Castellum AB	143,045	2,313,486
Elekta AB (Class B Stock)	195,023	2,563,313
Epiroc AB (Class A Stock)*	170,376	1,787,885
Hexagon AB (Class B Stock)	107,163	5,954,744
Hexpol AB	254,230	2,629,642
Indutrade AB	56,300	1,339,914
L E Lundbergforetagen AB (Class B Stock)	13,596	416,146
NetEnt AB*	151,172	802,969
Peab AB	35,646	268,044
SAS AB*	331,769	633,755
Scandi Standard AB	127,300	812,355
Scandic Hotels Group AB, 144A	53,182	457,572
Svenska Cellulosa AB SCA (Class B Stock)	339,129	3,671,320
Swedbank AB (Class A Stock)	275,635	5,872,746
Tobii AB*(a)	203,500	907,210
Trelleborg AB (Class B Stock)	212,862	4,526,236
Vitrolife AB	160,995	2,351,634
Volvo AB (Class B Stock)	83,521	1,327,409

		64,242,363

Switzerland — 1.3%
Chocoladefabriken Lindt & Spruengli AG	378	2,450,054
Cie Financiere Richemont SA	82,692	6,990,324
Coca-Cola HBC AG*	83,397	2,775,836
CRISPR Therapeutics AG*(a)	3,992	234,570
Ferrexpo PLC	238,427	573,302
Galenica AG, 144A*	14,299	758,039
Georg Fischer AG	3,189	4,072,304
Interroll Holding AG	1,725	3,025,955
Julius Baer Group Ltd.*	39,574	2,317,907
Lonza Group AG*	41,791	11,043,125
Nestle SA	7,174	555,991
Novartis AG	107,352	8,132,015
OC Oerlikon Corp. AG*	138,700	2,113,058

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Partners Group Holding AG	7,681	$5,615,164
Roche Holding AG	19,420	4,308,486
STMicroelectronics NV	54,110	1,201,422
Sunrise Communications Group AG, 144A*	13,900	1,129,448
Swiss Life Holding AG*	20,221	7,011,664
Temenos AG*	7,400	1,112,861
u-blox Holding AG*	3,520	697,482
VAT Group AG, 144A*	23,077	3,072,775

		69,191,782

Taiwan — 0.3%
Accton Technology Corp.	169,000	487,308
AmTRAN Technology Co. Ltd.	249,000	112,623
Chicony Power Technology Co. Ltd.	160,800	270,690
China Motor Corp.	297,000	275,926
First Financial Holding Co. Ltd.	954,920	644,729
Formosa Chemicals & Fibre Corp.	272,000	1,082,372
Hon Hai Precision Industry Co. Ltd., GDR	36,817	199,916
Inventec Corp.	198,000	155,276
King Yuan Electronics Co. Ltd.	415,000	377,288
Lite-On Technology Corp.	582,836	704,240
Mitac Holdings Corp.	499,896	541,419
Nanya Technology Corp.	570,000	1,547,247
Pegatron Corp.	728,000	1,494,800
Powertech Technology, Inc.	153,000	443,481
Sinbon Electronics Co. Ltd.	126,307	344,704
St. Shine Optical Co. Ltd.	14,000	319,640
Taiwan Cooperative Financial Holding Co. Ltd.	803,400	470,067
Taiwan Semiconductor Manufacturing Co. Ltd.	619,000	4,395,568
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,683	171,210
Tong Yang Industry Co. Ltd.	76,000	116,939
Tripod Technology Corp.	99,000	271,877
United Microelectronics Corp.	962,000	539,020
Wistron Corp.	902,060	668,915

		15,635,255

Thailand — 0.1%
Airports of Thailand PCL	754,900	1,435,089
GFPT PCL	148,400	53,680
PTT Global Chemical PCL	204,700	450,598
PTT PCL	871,000	1,259,267
Siam Cement PCL (The)	33,700	418,873
Thai Union Group PCL (Class F Stock)	71,300	34,009
Thanachart Capital PCL	313,100	441,827
Tisco Financial Group PCL	165,000	417,954

		4,511,297

Turkey — 0.0%
Akbank Turk A/S	293,890	480,333
Arcelik A/S	67,816	225,041
BIM Birlesik Magazalar A/S	25,203	368,068
Petkim Petrokimya Holding A/S	182,382	192,104
Tofas Turk Otomobil Fabrikasi A/S	68,934	360,759
Trakya Cam Sanayii A/S	255,854	231,443

		1,857,748

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom — 3.4%
3i Group PLC	426,312	$5,047,160
accesso Technology Group PLC*	56,897	1,893,185
Ashmore Group PLC	207,500	1,017,323
ASOS PLC*	61,760	4,953,943
Auto Trader Group PLC, 144A	733,570	4,111,212
Barratt Developments PLC	417,679	2,831,406
Bellway PLC	66,885	2,642,341
Berkeley Group Holdings PLC	89,872	4,476,789
Blue Prism Group PLC*(a)	45,552	1,089,869
Bovis Homes Group PLC	88,250	1,330,608
BP PLC	2,403,815	18,289,450
British American Tobacco PLC	131,926	6,645,553
British American Tobacco PLC, ADR(a)	116,098	5,857,144
Bunzl PLC	56,996	1,721,342
Compass Group PLC	277,455	5,914,123
DCC PLC	73,215	6,639,069
Fiat Chrysler Automobiles NV	100,272	1,891,557
Genus PLC	81,400	2,823,452
Halma PLC	85,107	1,532,461
HomeServe PLC	73,800	872,896
Howden Joinery Group PLC	498,894	3,518,160
HSBC Holdings PLC, (QMTF)	609,671	5,696,974
Indivior PLC*	250,800	1,262,901
Intermediate Capital Group PLC	117,245	1,698,515
International Consolidated Airlines Group SA	408,124	3,560,646
J Sainsbury PLC	217,059	918,543
JD Sports Fashion PLC	243,576	1,411,394
Legal & General Group PLC	1,219,860	4,266,868
Lloyds Banking Group PLC	3,973,106	3,296,553
Melrose Industries PLC	796,000	2,227,258
Nomad Foods Ltd.*	209,589	4,022,013
Oxford Instruments PLC	97,594	1,287,971
Paragon Banking Group PLC	154,299	972,864
Persimmon PLC	212,957	7,093,525
Prudential PLC	423,192	9,647,212
Reckitt Benckiser Group PLC	108,336	8,901,401
Redrow PLC	105,991	744,617
Rightmove PLC	25,791	1,802,852
Rotork PLC	923,915	4,069,060
Royal Mail PLC	197,549	1,314,277
RPC Group PLC	110,175	1,084,748
Senior PLC	681,100	2,723,099
Spectris PLC	41,514	1,426,352
Spirax-Sarco Engineering PLC	41,587	3,566,231
SSE PLC	135,448	2,417,819
St. James’s Place PLC	290,288	4,379,894
Superdry PLC	39,571	584,841
Tate & Lyle PLC	415,586	3,536,782
TP ICAP PLC	137,800	764,545
Unilever NV, CVA	96,846	5,395,973
Vesuvius PLC	175,700	1,381,165

		176,555,936

United States — 39.8%
2U, Inc.*	7,742	646,922
3M Co.	12,522	2,463,328
AAR Corp.	33,758	1,569,409
Abbott Laboratories	216,181	13,184,879

COMMON STOCKS (continued)	Shares	Value
United States (continued)
AbbVie, Inc.	123,789	$11,469,051
Abraxas Petroleum Corp.*	283,671	819,809
Accenture PLC (Class A Stock)	63,964	10,463,871
ACCO Brands Corp.	80,000	1,107,999
Activision Blizzard, Inc.	69,795	5,326,754
Addus HomeCare Corp.*	14,300	818,675
Adobe Systems, Inc.*	15,981	3,896,328
Aerovironment, Inc.*	1,184	84,573
Aetna, Inc.	33,041	6,063,024
Aflac, Inc.	173,650	7,470,423
AGNC Investment Corp., REIT	72,218	1,342,533
Air Lease Corp.	34,768	1,459,213
Air Products & Chemicals, Inc.	16,973	2,643,205
Air Transport Services Group, Inc.*	68,735	1,552,724
Aircastle Ltd.	80,798	1,656,359
Align Technology, Inc.*	8,333	2,851,053
Allegheny Technologies, Inc.*(a)	25,430	638,802
Allergan PLC	12,457	2,076,831
Allison Transmission Holdings, Inc.	5,060	204,879
Allstate Corp. (The)	119,470	10,904,027
Ally Financial, Inc.	186,763	4,906,264
Alphabet, Inc. (Class A Stock)*	25,157	28,407,033
Alphabet, Inc. (Class C Stock)*	15,044	16,783,839
Altria Group, Inc.	32,820	1,863,848
Amazon.com, Inc.*	31,690	53,866,661
Amdocs Ltd.	30,619	2,026,672
Ameren Corp.	137,373	8,359,147
American Eagle Outfitters, Inc.(a)	67,996	1,580,907
American Electric Power Co., Inc.	113,089	7,831,413
American Equity Investment Life Holding Co.	48,220	1,735,919
American Financial Group, Inc.	42,734	4,586,640
American Public Education, Inc.*	19,400	816,739
American Railcar Industries, Inc.(a)	9,673	381,890
American Tower Corp., REIT	47,755	6,884,838
American Vanguard Corp.	37,250	854,888
American Woodmark Corp.*	9,693	887,394
Ameriprise Financial, Inc.	10,097	1,412,368
AMETEK, Inc.	27,110	1,956,258
Amgen, Inc.	88,071	16,257,026
Amicus Therapeutics, Inc.*(a)	19,110	298,498
AmTrust Financial Services, Inc.	31,598	460,383
Andeavor	15,242	1,999,446
ANI Pharmaceuticals, Inc.*	5,325	355,709
Annaly Capital Management, Inc., REIT	954,587	9,822,700
Anthem, Inc.	94,594	22,516,210
Anworth Mortgage Asset Corp., REIT	25,940	128,922
Apollo Investment Corp.	20,061	111,740
Apple, Inc.	503,166	93,141,058
Applied Materials, Inc.	313,417	14,476,731
Applied Optoelectronics, Inc.*(a)	6,835	306,892
Archer-Daniels-Midland Co.	41,128	1,884,896
Arena Pharmaceuticals, Inc.*	10,029	437,264
Arista Networks, Inc.*	4,652	1,197,843
ARMOUR Residential REIT, Inc., REIT(a)	38,623	880,991
Arrow Electronics, Inc.*	80,976	6,095,873
Aspen Technology, Inc.*	6,670	618,576
AT&T, Inc.	669,746	21,505,535
Athene Holding Ltd. (Class A Stock)*	109,156	4,785,399

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Atlas Air Worldwide Holdings, Inc.*	3,063	$219,617
Atmos Energy Corp.	16,281	1,467,569
Audentes Therapeutics, Inc.*	9,827	375,490
Avangrid, Inc.(a)	66,434	3,516,352
Avery Dennison Corp.	29,941	3,056,976
Axon Enterprise, Inc.*	48,880	3,088,238
Bancorp, Inc. (The)*	118,165	1,236,006
Bank of America Corp.	1,163,233	32,791,538
Bank of New York Mellon Corp. (The)	253,637	13,678,643
Barrett Business Services, Inc.	13,930	1,345,220
Baxter International, Inc.	142,313	10,508,392
BBX Capital Corp.(a)	81,265	733,823
Becton, Dickinson & Co.	21,281	5,098,076
Berkshire Hathaway, Inc. (Class B Stock)*	37,596	7,017,293
Best Buy Co., Inc.	192,528	14,358,738
BGC Partners, Inc. (Class A Stock)	242,702	2,747,387
Biogen, Inc.*	8,237	2,390,707
BioMarin Pharmaceutical, Inc.*	78,355	7,381,041
BioSpecifics Technologies Corp.*	6,355	285,085
BioTelemetry, Inc.*	23,719	1,067,355
Black Knight, Inc.*	28,568	1,529,816
BlackRock, Inc.	18,823	9,393,430
Blueprint Medicines Corp.*	6,037	383,229
Bluerock Residential Growth REIT, Inc., REIT(a)	26,480	236,202
Boeing Co. (The)	46,479	15,594,169
Boingo Wireless, Inc.*	71,351	1,611,819
Boot Barn Holdings, Inc.*	44,500	923,375
Booz Allen Hamilton Holding Corp.	59,436	2,599,136
Box, Inc. (Class A Stock)*	25,073	626,574
Brady Corp. (Class A Stock)	2,944	113,491
Bright Horizons Family Solutions, Inc.*	9,198	942,979
Brink’s Co. (The)	16,392	1,307,262
Bristol-Myers Squibb Co.	79,597	4,404,898
Broadcom, Inc.	15,050	3,651,732
Broadridge Financial Solutions, Inc.	90,695	10,438,995
Brooks Automation, Inc.	29,444	960,463
Buckle, Inc. (The)(a)	12,813	344,670
Cabot Corp.	2,055	126,937
Cabot Microelectronics Corp.	43,942	4,726,402
CACI International, Inc. (Class A Stock)*	3,646	614,533
CAI International, Inc.*	58,422	1,357,727
Calavo Growers, Inc.(a)	12,293	1,181,972
Callaway Golf Co.	37,769	716,478
Campbell Soup Co.(a)	37,005	1,500,183
Cantel Medical Corp.	4,692	461,505
Capital One Financial Corp.	70,185	6,450,002
Carbonite, Inc.*	19,246	671,685
Carnival Corp.	39,565	2,267,470
Carnival PLC	57,307	3,275,375
Carrizo Oil & Gas, Inc.*	27,347	761,614
Catalent, Inc.*	53,211	2,229,009
Caterpillar, Inc.	71,147	9,652,513
Cato Corp. (The) (Class A Stock)	41,300	1,016,806
CDW Corp.	113,761	9,190,751
Centene Corp.*	25,710	3,167,729
CenterPoint Energy, Inc.	359,968	9,974,713
CenterState Bank Corp.	34,000	1,013,880
Central Garden & Pet Co.*(a)	24,690	1,073,521

COMMON STOCKS (continued)	Shares	Value
United States (continued)
CenturyLink, Inc.	28,825	$537,298
Charles River Laboratories International, Inc.*	12,110	1,359,469
Chart Industries, Inc.*	13,297	820,159
Chatham Lodging Trust, REIT	37,275	790,976
Chegg, Inc.*(a)	24,127	670,489
Chemours Co. (The)	14,833	657,992
Chevron Corp.	267,452	33,813,956
Children’s Place, Inc. (The)(a)	5,329	643,743
Chimera Investment Corp., REIT	62,850	1,148,898
Chubb Ltd.	39,895	5,067,463
Churchill Downs, Inc.	6,053	1,794,715
Ciena Corp.*	9,176	243,256
Cigna Corp.	57,223	9,725,049
Cimarex Energy Co.	2,271	231,052
Cirrus Logic, Inc.*	1,388	53,202
Cisco Systems, Inc.	765,607	32,944,069
Citigroup, Inc.	162,089	10,846,996
Citizens Financial Group, Inc.	50,528	1,965,539
Clarus Corp.*	43,240	356,730
CNA Financial Corp.	32,025	1,462,902
CNO Financial Group, Inc.	134,105	2,553,359
Coca-Cola Co. (The)	3,094	135,703
Coherent, Inc.*(a)	28,731	4,494,103
Columbia Sportswear Co.	11,090	1,014,402
Columbus McKinnon Corp.	22,720	985,139
Comcast Corp. (Class A Stock)	745,590	24,462,808
Compass Diversified Holdings, MLP	22,010	380,773
ConocoPhillips	95,505	6,649,058
Constellation Brands, Inc. (Class A Stock)	53,722	11,758,134
Continental Resources, Inc.*	69,873	4,524,975
Cooper Cos., Inc. (The)	3,960	932,382
Corning, Inc.	123,668	3,402,107
CoStar Group, Inc.*	2,441	1,007,230
Costco Wholesale Corp.	42,684	8,920,102
CubeSmart, REIT	180,095	5,802,661
Cummins, Inc.	5,178	688,674
Curo Group Holdings Corp.*	36,858	919,607
Cutera, Inc.*	4,820	194,246
CVS Health Corp.	175,487	11,292,588
Cymabay Therapeutics, Inc.*	25,637	344,049
CYS Investments, Inc., REIT	364,715	2,735,363
CytomX Therapeutics, Inc.*	9,894	226,177
Dana, Inc.	62,055	1,252,890
Danaher Corp.	71,149	7,020,983
Darden Restaurants, Inc.	11,008	1,178,516
Daseke, Inc.*	60,434	600,110
Deckers Outdoor Corp.*	10,710	1,209,052
Deere & Co.	10,076	1,408,625
Delek US Holdings, Inc.(a)	29,740	1,492,056
Delta Air Lines, Inc.	41,847	2,073,100
Dine Brands Global, Inc.	10,573	790,860
Domtar Corp.	15,973	762,551
DowDuPont, Inc.	265,482	17,500,573
DTE Energy Co.(a)	76,800	7,958,784
Duke Energy Corp.	104,015	8,225,506
DXC Technology Co.	139,104	11,213,173
E*TRADE Financial Corp.*	35,347	2,161,823
Eastman Chemical Co.	6,090	608,756

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Echo Global Logistics, Inc.*	23,824	$696,852
Edison International	83,169	5,262,103
Editas Medicine, Inc.*(a)	10,731	384,492
Eldorado Resorts, Inc.*(a)	28,983	1,133,235
Eli Lilly & Co.	138,958	11,857,286
Emergent BioSolutions, Inc.*	18,945	956,533
Enova International, Inc.*	13,100	478,805
Entegris, Inc.	17,523	594,030
Entergy Corp.(a)	43,037	3,476,959
Enterprise Financial Services Corp.	6,760	364,702
EOG Resources, Inc.	77,602	9,656,017
Essendant, Inc.	69,090	913,370
Essent Group Ltd.*	47,901	1,715,814
Estee Lauder Cos., Inc. (The) (Class A Stock)	17,699	2,525,470
Everbridge, Inc.*(a)	14,201	673,411
Everest Re Group Ltd.	16,517	3,806,838
Exelixis, Inc.*	10,430	224,454
Exelon Corp.	142,428	6,067,433
Express Scripts Holding Co.*	57,057	4,405,371
Extended Stay America, Inc., UTS	64,020	1,383,472
Extra Space Storage, Inc., REIT	18,791	1,875,530
Exxon Mobil Corp.	221,275	18,306,081
Facebook, Inc. (Class A Stock)*	169,544	32,945,790
Fair Isaac Corp.*	3,377	652,842
FedEx Corp.	22,548	5,119,749
FibroGen, Inc.*	6,117	382,924
Fidelity National Information Services, Inc.	14,174	1,502,869
First American Financial Corp.	98,400	5,089,248
First Data Corp. (Class A Stock)*	52,500	1,098,825
First Financial Bankshares, Inc.(a)	21,500	1,094,350
First Merchants Corp.	19,670	912,688
Five9, Inc.*(a)	26,221	906,460
FleetCor Technologies, Inc.*	23,009	4,846,846
Flexion Therapeutics, Inc.*(a)	16,170	417,995
Fortive Corp.	84,150	6,488,807
Forward Air Corp.	10,484	619,395
GameStop Corp. (Class A Stock)(a)	24,099	351,122
Gaming and Leisure Properties, Inc., REIT	61,751	2,210,686
General Motors Co.	147,785	5,822,729
Genomic Health, Inc.*	30,570	1,540,728
G-III Apparel Group Ltd.*	22,846	1,014,362
Gilead Sciences, Inc.	96,364	6,826,426
Global Blood Therapeutics, Inc.*(a)	12,168	549,994
Globus Medical, Inc. (Class A Stock)*	19,765	997,342
Golden Entertainment, Inc.*	49,005	1,322,645
Goldman Sachs Group, Inc. (The)	43,645	9,626,778
Granite Construction, Inc.(a)	22,674	1,262,035
Gray Television, Inc.*	115,220	1,820,476
Greif, Inc. (Class A Stock)	14,595	771,930
GTT Communications, Inc.*(a)	31,050	1,397,250
H&E Equipment Services, Inc.	24,000	902,640
H&R Block, Inc.(a)	31,971	728,299
Haemonetics Corp.*	7,920	710,266
Halozyme Therapeutics, Inc.*	9,778	164,955
Halyard Health, Inc.*	22,865	1,309,021
Hanover Insurance Group, Inc. (The)	39,277	4,695,958
Healthcare Services Group, Inc.(a)	28,927	1,249,357
HEICO Corp. (Class A Stock)	23,236	1,416,249

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Heidrick & Struggles International, Inc.	32,400	$1,134,000
Herman Miller, Inc.	34,575	1,172,093
Heron Therapeutics, Inc.*	5,558	215,928
Hertz Global Holdings, Inc.*(a)	34,964	536,348
Hewlett Packard Enterprise Co.	44,013	643,030
Hexcel Corp.(a)	101,785	6,756,488
Hill-Rom Holdings, Inc.	40,704	3,555,087
Home Depot, Inc. (The)	88,996	17,363,120
Honeywell International, Inc.	50,909	7,333,441
Hortonworks, Inc.*	18,165	330,966
HP, Inc.	361,549	8,203,547
Hubbell, Inc.	4,958	524,259
Humana, Inc.	2,245	668,179
Huntington Ingalls Industries, Inc.	24,900	5,398,071
Huntsman Corp.	129,485	3,780,962
Hyatt Hotels Corp. (Class A Stock)	13,230	1,020,695
ICF International, Inc.	29,555	2,099,883
Iconix Brand Group, Inc.*(a)	81,725	47,678
II-VI, Inc.*(a)	21,990	955,466
ImmunoGen, Inc.*	87,114	847,619
Immunomedics, Inc.*	17,429	412,544
Ingersoll-Rand PLC	6,034	541,431
Ingevity Corp.*	15,148	1,224,867
Ingredion, Inc.	54,300	6,011,010
Inogen, Inc.*(a)	3,817	711,222
Instructure, Inc.*	20,483	871,552
Insulet Corp.*(a)	9,396	805,237
Integrated Device Technology, Inc.*	29,610	943,967
Intel Corp.	643,133	31,970,141
International Business Machines Corp.	10,225	1,428,433
Intuit, Inc.	8,224	1,680,204
Intuitive Surgical, Inc.*	16,895	8,083,920
Invesco Mortgage Capital, Inc., REIT	19,295	306,791
Iovance Biotherapeutics, Inc.*	17,804	227,891
Jabil, Inc.	86,784	2,400,445
Jazz Pharmaceuticals PLC*	9,276	1,598,255
Jefferies Financial Group, Inc.	22,098	502,509
JetBlue Airways Corp.*	67,875	1,288,268
Johnson & Johnson	255,699	31,026,517
JPMorgan Chase & Co.	413,599	43,097,016
Juniper Networks, Inc.	23,467	643,465
Kaiser Aluminum Corp.	3,038	316,286
Kansas City Southern	83,248	8,820,958
KAR Auction Services, Inc.	58,870	3,226,076
Kemper Corp.	7,475	565,484
KLA-Tencor Corp.	20,032	2,053,881
KMG Chemicals, Inc.	10,255	756,614
Korn/Ferry International	25,230	1,562,494
Kraft Heinz Co. (The)	21,124	1,327,010
Kratos Defense & Security Solutions, Inc.*(a)	102,449	1,179,188
Laboratory Corp. of America Holdings*	25,529	4,583,221
Lam Research Corp.(a)	115,250	19,920,963
Las Vegas Sands Corp.	12,559	959,005
Lear Corp.	26,513	4,926,381
Lennar Corp. (Class B Stock)	18,545	791,686
Liberty Media Corp.-Liberty Braves (Class A Stock)*	13,490	346,828
Lincoln National Corp.	120,181	7,481,267

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
LivaNova PLC*	6,210	$619,882
Live Nation Entertainment, Inc.*	132,090	6,415,611
LivePerson, Inc.*	37,079	782,367
Loews Corp.	39,811	1,922,075
Louisiana-Pacific Corp.	24,290	661,174
Loxo Oncology, Inc.*	2,446	424,332
Lumentum Holdings, Inc.*(a)	9,899	573,152
Luminex Corp.	5,747	169,709
LyondellBasell Industries NV (Class A Stock)	96,468	10,597,010
ManTech International Corp. (Class A Stock)	23,215	1,245,253
Marathon Petroleum Corp.	61,741	4,331,749
Marcus & Millichap, Inc.*	11,500	448,615
Marriott International, Inc. (Class A Stock)	23,321	2,952,439
Marriott Vacations Worldwide Corp.	7,245	818,395
Masimo Corp.*	13,980	1,365,147
Mastercard, Inc. (Class A Stock)	70,985	13,949,972
MCBC Holdings, Inc.*	43,340	1,254,693
McDonald’s Corp.	32,746	5,130,971
McKesson Corp.	48,097	6,416,140
Medidata Solutions, Inc.*(a)	14,826	1,194,383
Medpace Holdings, Inc.*	33,015	1,419,645
Medtronic PLC	149,754	12,820,440
Merck & Co., Inc.	134,202	8,146,061
Merit Medical Systems, Inc.*	20,800	1,064,960
MFA Financial, Inc., REIT	95,115	720,972
Micron Technology, Inc.*	192,107	10,074,091
Microsoft Corp.	738,246	72,798,438
MKS Instruments, Inc.	58,551	5,603,331
Model N, Inc.*	45,480	845,928
Modine Manufacturing Co.*	53,136	969,732
Mondelez International, Inc. (Class A Stock)	209,605	8,593,805
Monmouth Real Estate Investment Corp., REIT	3,675	60,748
Morgan Stanley	121,920	5,779,008
Motorola Solutions, Inc.	74,570	8,677,711
Movado Group, Inc.	32,610	1,575,063
MSA Safety, Inc.	12,480	1,202,323
MTGE Investment Corp., REIT	23,290	456,484
Mylan NV*	18,961	685,251
Myriad Genetics, Inc.*	28,002	1,046,435
National Bank Holdings Corp. (Class A Stock)	27,595	1,064,891
Navigant Consulting, Inc.*	11,129	246,396
Netflix, Inc.*	9,067	3,549,096
Nevro Corp.*(a)	91,480	7,304,678
New Residential Investment Corp., REIT	313,154	5,477,063
New York Mortgage Trust, Inc., REIT(a)	29,048	174,578
Newell Brands, Inc.	23,451	604,801
Newpark Resources, Inc.*	77,300	838,705
Nexstar Media Group, Inc. (Class A Stock)(a)	20,346	1,493,396
NextEra Energy, Inc.	23,438	3,914,849
NiSource, Inc.	65,578	1,723,390
Norfolk Southern Corp.	54,413	8,209,289
Northrop Grumman Corp.	45,538	14,012,043
Novavax, Inc.*	264,835	354,879
Novocure Ltd.*(a)	29,360	918,967
Nucor Corp.	12,317	769,813

COMMON STOCKS (continued)	Shares	Value
United States (continued)
NVIDIA Corp.	22,639	$5,363,179
Occidental Petroleum Corp.	50,672	4,240,233
Ocwen Financial Corp.*	126,875	502,425
Old Line Bancshares, Inc.	8,450	294,990
Omega Healthcare Investors, Inc., REIT(a)	11,148	345,588
Omnicell, Inc.*	13,920	730,104
Oracle Corp.	287,814	12,681,085
ORBCOMM, Inc.*(a)	61,838	624,564
Orthofix International NV*	3,010	171,028
Owens Corning	106,210	6,730,528
PACCAR, Inc.	6,021	373,061
Pacific Premier Bancorp, Inc.*	30,194	1,151,901
Packaging Corp. of America	7,306	816,738
Parker-Hannifin Corp.	1,296	201,982
Park-Ohio Holdings Corp.	20,455	762,972
Patterson Cos., Inc.(a)	52,859	1,198,314
PayPal Holdings, Inc.*	170,142	14,167,724
PBF Energy, Inc. (Class A Stock)	31,425	1,317,650
Peapack Gladstone Financial Corp.	28,630	990,312
PepsiCo, Inc.	39,720	4,324,316
Performance Food Group Co.*	27,985	1,027,050
PerkinElmer, Inc.(a)	18,878	1,382,436
Perspecta, Inc.	30,539	627,576
PetMed Express, Inc.(a)	12,048	530,714
Pfizer, Inc.	475,573	17,253,788
PG&E Corp.	119,395	5,081,451
Phibro Animal Health Corp. (Class A Stock)	28,860	1,329,003
Philip Morris International, Inc.	106,586	8,605,754
Pinnacle Foods, Inc.	103,523	6,735,206
Pinnacle West Capital Corp.	66,736	5,376,252
Pioneer Natural Resources Co.	8,032	1,519,976
Plains GP Holdings LP (Class A Stock)*	12,613	301,577
PNC Financial Services Group, Inc. (The)	83,282	11,251,398
Portland General Electric Co.	69,507	2,972,119
PPL Corp.(a)	59,717	1,704,920
PRA Health Sciences, Inc.*	27,450	2,562,732
Praxair, Inc.	20,292	3,209,180
Preferred Bank	14,282	877,772
Principal Financial Group, Inc.	149,870	7,935,617
Procter & Gamble Co. (The)	115,644	9,027,171
Progress Software Corp.	29,960	1,163,047
Progressive Corp. (The)	44,280	2,619,162
Prologis, Inc., REIT	79,320	5,210,531
ProPetro Holding Corp.*(a)	77,786	1,219,684
PTC Therapeutics, Inc.*	23,700	799,401
Public Service Enterprise Group, Inc.	142,699	7,725,724
PVH Corp.	4,925	737,371
Q2 Holdings, Inc.*	13,183	752,090
Quest Diagnostics, Inc.(a)	64,700	7,113,118
Quotient Technology, Inc.*	53,118	695,846
R1 RCM, Inc.*	127,900	1,110,172
Ramco-Gershenson Properties Trust, REIT	12,133	160,277
Rapid7, Inc.*	22,791	643,162
Raytheon Co.	34,465	6,657,949
RealPage, Inc.*	13,215	728,147
Regions Financial Corp.	116,363	2,068,934
Reinsurance Group of America, Inc.	7,659	1,022,323
Republic Services, Inc.(a)	15,735	1,075,645

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Retail Properties of America, Inc. (Class A Stock), REIT	40,911	$522,843
Revance Therapeutics, Inc.*	8,711	239,117
Royal Caribbean Cruises Ltd.	66,910	6,931,875
RTI Surgical, Inc.*	144,675	665,505
Rudolph Technologies, Inc.*	4,789	141,754
Rush Enterprises, Inc. (Class B Stock)*	9,935	436,147
Ryder System, Inc.	13,418	964,217
Ryman Hospitality Properties, Inc., REIT	5,750	478,113
S&P Global, Inc.	4,000	815,560
Saia, Inc.*	10,300	832,755
salesforce.com, Inc.*	36,240	4,943,136
Sangamo Therapeutics, Inc.*(a)	29,709	421,868
Santander Consumer USA Holdings, Inc.	41,978	801,360
SCANA Corp.	7,219	278,076
Seacoast Banking Corp. of Florida*	39,876	1,259,284
Sherwin-Williams Co. (The)	4,478	1,825,098
Shire PLC	10,605	597,473
Shore Bancshares, Inc.	9,550	181,641
SkyWest, Inc.	86,660	4,497,654
Spartan Motors, Inc.	62,488	943,569
SpartanNash Co.	7,884	201,200
Spirit MTA REIT, REIT*	43,724	450,360
Spirit Realty Capital, Inc., REIT	437,243	3,511,061
Stanley Black & Decker, Inc.	49,447	6,567,056
Starwood Property Trust, Inc., REIT	25,967	563,744
STERIS PLC	9,937	1,043,484
Sterling Construction Co., Inc.*	66,609	867,915
Stifel Financial Corp.	8,800	459,800
Stoneridge, Inc.*	35,590	1,250,633
Stryker Corp.	62,741	10,594,445
SunTrust Banks, Inc.	18,704	1,234,838
Supernus Pharmaceuticals, Inc.*(a)	19,824	1,186,466
SUPERVALU, Inc.*(a)	11,003	225,782
Syntel, Inc.*	18,000	577,620
Sysco Corp.	159,744	10,908,918
Tabula Rasa HealthCare, Inc.*(a)	26,797	1,710,453
Tactile Systems Technology, Inc.*(a)	16,830	875,160
Tailored Brands, Inc.(a)	29,650	756,668
Take-Two Interactive Software, Inc.*	13,144	1,555,724
Target Corp.	16,290	1,239,995
Taylor Morrison Home Corp. (Class A Stock)*	104,349	2,168,372
TCF Financial Corp.	55,445	1,365,056
TE Connectivity Ltd.	64,956	5,849,937
Teladoc, Inc.*(a)	12,866	746,871
Tetra Tech, Inc.	20,510	1,199,835
Texas Capital Bancshares, Inc.*	11,632	1,064,328
Texas Instruments, Inc.	43,575	4,804,144
Texas Roadhouse, Inc.	9,637	631,320
Thermo Fisher Scientific, Inc.	93,723	19,413,782
Thor Industries, Inc.	24,247	2,361,415
T-Mobile US, Inc.*	22,520	1,345,570
Torchmark Corp.	18,913	1,539,707
Total System Services, Inc.	30,576	2,584,284
Travelport Worldwide Ltd.	66,840	1,239,214
Trimble, Inc.*	149,045	4,894,638
Trinseo SA	7,658	543,335
Trupanion, Inc.*(a)	15,420	595,212

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Two Harbors Investment Corp., REIT	64,730	$1,022,734
Tyson Foods, Inc. (Class A Stock)	176,648	12,162,215
Union Pacific Corp.	58,577	8,299,189
United Financial Bancorp, Inc.	31,560	552,931
United Rentals, Inc.*	39,383	5,813,718
United Therapeutics Corp.*	9,343	1,057,160
UnitedHealth Group, Inc.	147,347	36,150,113
Universal Forest Products, Inc.	41,208	1,509,037
Universal Health Services, Inc. (Class B Stock)	4,168	464,482
Universal Insurance Holdings, Inc.(a)	27,146	952,825
Universal Logistics Holdings, Inc.	13,160	345,450
Unum Group	90,815	3,359,247
US Silica Holdings, Inc.(a)	21,240	545,656
USA Technologies, Inc.*(a)	113,036	1,582,504
USA Truck, Inc.*	12,645	296,778
Utah Medical Products, Inc.	3,760	414,164
Valero Energy Corp.	72,976	8,087,930
Varonis Systems, Inc.*	8,987	669,532
Verastem, Inc.*	39,076	268,843
Verint Systems, Inc.*	24,585	1,090,345
Verizon Communications, Inc.	251,881	12,672,133
Visa, Inc. (Class A Stock)(a)	84,469	11,187,919
Vocera Communications, Inc.*	25,669	767,246
WABCO Holdings, Inc.*	1,449	169,562
Walker & Dunlop, Inc.	4,960	276,024
Walmart, Inc.	123,003	10,535,207
Walt Disney Co. (The)	14,140	1,482,013
Waste Management, Inc.	31,810	2,587,425
WaVe Life Sciences Ltd.*(a)	11,077	423,695
WEC Energy Group, Inc.(a)	34,631	2,238,894
Wells Fargo & Co.	74,787	4,146,191
Western Digital Corp.	48,808	3,778,227
WildHorse Resource Development Corp.*(a)	32,884	833,938
William Lyon Homes (Class A Stock)*	30,573	709,294
Williams-Sonoma, Inc.(a)	6,395	392,525
World Acceptance Corp.*	518	57,503
Xcerra Corp.*	40,607	567,280
Xylem, Inc.	9,123	614,708
Yelp, Inc.*	10,729	420,362
Yum! Brands, Inc.	87,775	6,865,761
Zoetis, Inc.	24,556	2,091,926
Zynga, Inc. (Class A Stock)*	1,890,533	7,694,469

		2,092,054,644

TOTAL COMMON STOCKS (cost $2,759,142,629)		3,296,919,460

PREFERRED STOCKS — 0.3%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	133,069	919,458
Banco do Estado do Rio Grande do Sul SA (PRFC B)	85,000	322,828
Braskem SA (PRFC A)	16,300	211,880
Cia de Gas de Sao Paulo – COMGAS (PRFC A)	14,400	220,547
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	33,100	493,201
Metalurgica Gerdau SA (PRFC)	85,000	135,096

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Brazil (continued)
Petroleo Brasileiro SA (PRFC)	229,200	$1,015,381

		3,318,391

Colombia — 0.0%
Banco Davivienda SA (PRFC)	65,184	811,728

Germany — 0.2%
Fuchs Petrolub SE (PRFC)	25,342	1,246,990
Jungheinrich AG (PRFC)	39,200	1,449,119
Volkswagen AG (PRFC)	41,081	6,787,012

		9,483,121

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	45,300	1,529,731

TOTAL PREFERRED STOCKS (cost $15,502,866)		15,142,971

	Units
RIGHTS* — 0.0%
Spain
Repsol SA, expiring 07/06/18 (cost $133,638)	237,189	134,645

WARRANTS* — 0.0%
Malaysia
Sunway Bhd, expiring 10/03/24 (cost $0)	60,903	5,352

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.3%
Ally Auto Receivables Trust,
Series 2018-3, Class A3^
3.000%	01/17/23	1,521	1,520,896
BMW Vehicle Owner Trust,
Series 2018-A, Class A4
2.510%	06/25/24	2,000	1,973,045
Ford Credit Auto Owner Trust,
Series 2015-B, Class A4
1.580%	08/15/20	970	965,274
Series 2018-A, Class A4
3.160%	10/15/23	2,009	2,013,898
GM Financial Consumer Automobile,
Series 2017-1A, Class A3, 144A
1.780%	10/18/21	2,000	1,974,555
Hyundai Auto Receivables Trust,
Series 2017-B, Class A3
1.770%	01/18/22	2,013	1,978,254
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A4
1.380%	01/17/23	1,939	1,884,705
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A4
3.110%	11/15/23	2,000	2,005,484

			14,316,111

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2017-5, Class A, 1 Month LIBOR + 0.380%
2.453%(c)	02/18/25	2,220	$2,231,246
BA Credit Card Trust,
Series 2014-A1, Class A, 1 Month LIBOR + 0.380%
2.453%(c)	06/15/21	2,443	2,446,909
Chase Issuance Trust,
Series 2016-A4, Class A4
1.490%	07/15/22	1,445	1,405,543
Citibank Credit Card Issuance Trust,
Series 2018-A2, Class A2, 1 Month LIBOR + 0.330%
2.414%(c)	01/21/25	2,000	2,001,792

			8,085,490

Small Business Loan — 0.1%
United States Small Business Administration,
Series 2017-20G, Class 1
2.980%	07/01/37	1,331	1,298,139
Series 2018-20D, Class 1
3.310%	04/01/38	1,827	1,825,132
Series 2018-20F, Class 1
3.600%	06/01/38	1,830	1,847,177

			4,970,448

TOTAL ASSET-BACKED SECURITIES (cost $27,369,369)			27,372,049

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%
UBS Commercial Mortgage Trust,
Series 2018-C8, Class A4
3.983%	02/15/51	1,430	1,448,922
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5
4.212%	05/15/51	915	943,479

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,413,350)			2,392,401

CORPORATE BONDS — 10.0%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes, 144A
6.750%	10/19/75	390	422,955
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,261,216
Westpac Banking Corp.,
Sr. Unsec’d. Notes
3.400%	01/25/28	3,000	2,857,876

			5,542,047

Austria — 0.1%
Oesterreichische Kontrollbank AG,
Gov’t. Gtd. Notes
1.750%	01/24/20	3,000	2,958,895

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.900%	02/01/46		1,325	$1,362,601

Brazil — 0.0%
Petrobras Global Finance BV,
Gtd. Notes
6.125%	01/17/22		1,188	1,208,196

Canada — 0.9%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20		3,800	3,728,503
2.350%	09/11/22		4,000	3,828,540
Bank of Nova Scotia (The),
Covered Bonds
1.850%	04/14/20		3,150	3,093,345
1.875%	04/26/21		2,942	2,847,069
Sr. Unsec’d. Notes
2.150%	07/14/20		3,800	3,725,938
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		313	323,800
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
1.600%	09/06/19		3,000	2,955,862
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
6.750%	11/15/39		220	241,595
Royal Bank of Canada,
Covered Bonds
1.875%	02/05/20		1,765	1,737,201
2.300%	03/22/21		7,000	6,864,163
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		2,000	2,478,738
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23		2,000	2,040,904
Toronto-Dominion Bank (The),
Covered Bonds, 144A
2.250%	03/15/21		4,500	4,400,825
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21		2,200	2,106,832
1.900%	10/24/19		3,850	3,805,956
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		2,000	2,025,417
7.625%	01/15/39		1,000	1,306,403

				47,511,091

China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	(a)	1,200	1,236,470
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26		4,000	3,810,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
China (continued)
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
3.750%	05/02/23	2,500	$2,500,069

			7,546,539

France — 0.1%
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19	4,000	3,991,309
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%	01/22/24	1,500	1,470,000

			5,461,309

Germany — 0.7%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.500%	06/25/21	2,300	2,304,575
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,459,339
BMW US Capital LLC,
Gtd. Notes, 144A
3.450%	04/12/23	2,000	1,979,015
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	2,000	1,913,822
2.250%	09/03/19	3,500	3,462,362
2.300%	02/12/21	3,350	3,254,050
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38	1,150	1,130,360
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.375%	06/08/21	2,000	1,918,940
KFW,
Gov’t. Gtd. Notes
2.750%	10/01/20	890	890,402
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
1.250%	09/30/19	5,000	4,919,445
2.125%	03/07/22	3,000	2,921,567
2.750%	07/15/20	4,850	4,852,619
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26	4,000	3,635,229

			35,641,725

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21	3,600	3,712,496

Ireland — 0.0%
CRH America Finance, Inc.,
Gtd. Notes, 144A
3.950%	04/04/28	2,500	2,413,552

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21		2,000	$1,855,074

Japan — 0.1%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.170%	09/11/27		3,000	2,809,843

Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		2,800	2,752,400
4.750%	04/24/25	(a)	2,100	2,100,000

				4,852,400

Luxembourg — 0.0%
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19		1,600	1,592,857

Mexico — 0.1%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22		1,500	1,474,225
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26		3,500	3,283,700
5.375%	03/13/22		2,800	2,871,400

				7,629,325

Netherlands — 0.3%
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22		2,500	2,475,819
4.375%	08/04/25		2,000	1,960,863
4.625%	12/01/23		2,500	2,518,181
ING Bank NV,
Covered Bonds, MTN, 144A
2.625%	12/05/22		4,050	3,955,570
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40		500	545,832
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38		1,500	1,940,743

				13,397,008

New Zealand — 0.0%
BNZ International Funding Ltd.,
Gtd. Notes, 144A
3.375%	03/01/23		2,500	2,452,471

South Korea — 0.1%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.500%	10/25/27		3,350	3,141,515

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20		3,050	3,026,960

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Supranational Bank — 0.6%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25		3,000	$2,842,119
Corp. Andina de Fomento,
Sr. Unsec’d. Notes
2.200%	07/18/20		3,800	3,726,660
Council of Europe Development Bank,
Sr. Unsec’d. Notes
1.875%	01/27/20	(a)	5,000	4,940,591
European Investment Bank,
Sr. Unsec’d. Notes
2.250%	03/15/22	(a)	720	703,629
3.250%	01/29/24		4,000	4,049,584
Sr. Unsec’d. Notes, MTN
1.375%	09/15/21		4,000	3,821,680
Inter-American Development Bank,
Sr. Unsec’d. Notes
1.250%	09/14/21		890	846,719
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
2.000%	01/26/22		2,300	2,235,655
Sr. Unsec’d. Notes, MTN
1.375%	05/24/21		350	336,704
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	(a)	3,000	2,922,846
2.250%	02/01/21	(a)	3,000	2,962,014

				29,388,201

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21		4,000	3,874,814

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19		2,500	2,563,546
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22		1,000	1,011,290
Glencore Funding LLC,
Gtd. Notes, 144A
3.000%	10/27/22		1,850	1,773,060
Novartis Capital Corp.,
Gtd. Notes
1.800%	02/14/20		2,700	2,658,172
Syngenta Finance NV,
Gtd. Notes, 144A
3.933%	04/23/21		800	797,972
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27		1,050	979,483
3.450%	08/01/24		1,000	979,210

				10,762,733

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25		600	527,702

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Turkey — 0.1%
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/17/19		3,500	$3,468,220

United Kingdom — 0.3%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		500	618,842
Barclays PLC,
Sr. Unsec’d. Notes
4.950%	01/10/47		1,500	1,406,256
BP Capital Markets PLC,
Gtd. Notes
1.768%	09/19/19		3,350	3,308,290
2.315%	02/13/20		2,200	2,178,888
Diageo Capital PLC,
Gtd. Notes
3.000%	05/18/20		2,500	2,503,381
3.875%	05/18/28		370	373,104
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		2,000	2,568,854
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21		2,800	2,890,141
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24		2,500	2,550,635

				18,398,391

United States — 5.8%
21st Century Fox America, Inc.,
Gtd. Notes
6.200%	12/15/34		500	590,603
Alabama Power Co.,
Sr. Unsec’d. Notes
2.800%	04/01/25		520	491,683
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		880	865,909
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		500	479,553
4.750%	05/05/21		2,000	2,077,139
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	07/20/20		1,650	1,615,769
2.000%	02/14/20		1,200	1,183,943
2.600%	11/16/22	(a)	1,850	1,800,865
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		1,000	999,294
3.750%	07/10/25		1,500	1,448,894
3.900%	04/01/26		1,000	967,778
4.500%	07/16/44		1,000	931,233
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23		1,000	937,103
2.600%	08/19/26	(a)	460	415,201

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25		530	$507,258
3.350%	02/09/27		2,600	2,538,892
Aptiv PLC,
Gtd. Notes
3.150%	11/19/20		2,500	2,481,856
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35		1,500	1,387,416
4.550%	03/09/49		1,610	1,392,059
6.375%	03/01/41		2,000	2,180,447
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26		500	465,143
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		4,000	3,979,976
5.625%	07/01/20		2,500	2,616,514
Sub. Notes, MTN
4.200%	08/26/24		1,100	1,105,741
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,022,293
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20		1,500	1,475,547
2.600%	02/07/22		2,400	2,350,629
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		580	557,139
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26		1,500	1,445,255
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		550	518,850
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25		180	166,979
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.050%	04/19/21		3,750	3,729,702
3.250%	03/01/23		800	794,767
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	(a)	1,200	1,093,855
Sr. Unsec’d. Notes, MTN
3.450%	05/15/23		2,500	2,502,674
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24		1,500	1,494,796
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		1,000	953,009
Gtd. Notes, 144A
3.700%	06/01/28		3,850	3,585,577

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		1,182	$1,180,836
6.384%	10/23/35		280	292,602
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	2,956,234
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	06/01/24		570	574,705
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		2,000	2,050,672
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		5,000	4,903,877
3.887%	01/10/28		660	639,233
4.650%	07/30/45		1,500	1,492,685
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, GMTN
2.250%	11/15/22		1,850	1,791,298
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19		2,700	2,685,480
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25		510	508,830
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27		2,100	1,839,233
2.750%	03/01/23	(a)	1,000	961,292
3.375%	02/15/25		130	124,812
6.450%	03/15/37		2,000	2,377,466
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39		2,000	2,554,246
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58		1,250	1,242,410
5.700%	06/15/40		1,500	1,787,182
Consumers Energy Co.,
First Mortgage
3.125%	08/31/24		67	65,029
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24		1,000	982,590
3.800%	11/01/46		200	177,215
3.950%	05/01/50		500	441,275
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23		1,000	1,004,161
4.100%	03/25/25		1,000	994,701
5.050%	03/25/48		385	391,813
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24		2,300	2,263,619
6.350%	06/01/40		500	543,579

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29		1,500	$1,870,141
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		1,000	1,001,295
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22		1,000	983,931
Duke Energy Florida LLC,
First Mortgage
3.200%	01/15/27		420	404,066
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43		370	370,712
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.375%	08/10/22		3,300	3,181,204
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32		180	226,014
Energy Transfer Partners LP,
Gtd. Notes
6.000%	06/15/48	(a)	1,150	1,149,870
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		750	684,296
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		1,000	941,073
5.250%	08/16/77		430	399,900
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25		2,000	1,987,949
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		1,500	1,520,543
4.250%	06/15/22		1,500	1,535,314
Express Scripts Holding Co.,
Gtd. Notes
3.000%	07/15/23		680	645,026
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		2,000	1,963,190
2.709%	03/06/25		500	480,219
FedEx Corp.,
Gtd. Notes
3.400%	02/15/28	(a)	1,550	1,475,066
4.100%	04/15/43		1,000	911,818
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22		3,800	3,678,585
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
3.208%(c)	02/01/27		1,790	1,691,550
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47		1,550	1,458,010
3.950%	03/01/48		2,500	2,452,798

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22		3,300	$3,178,586
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		3,500	3,421,182
General Dynamics Corp.,
Gtd. Notes
3.375%	05/15/23		1,600	1,603,232
General Electric Co.,
Jr. Sub. Notes
5.000%	05/15/21		1,230	1,211,550
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		573	650,194
Sub. Notes, MTN
5.300%	02/11/21		859	898,672
General Mills, Inc.,
Sr. Unsec’d. Notes
2.600%	10/12/22		3,350	3,197,451
3.650%	02/15/24		1,000	987,412
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		2,050	1,951,026
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25		2,500	2,464,141
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		1,000	980,069
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19		2,250	2,222,653
4.500%	02/01/45		500	499,771
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	(a)	1,000	988,076
5.250%	07/27/21		2,500	2,627,326
6.250%	02/01/41		1,500	1,751,341
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		2,500	2,589,344
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		1,500	1,499,447
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
3.550%	05/21/21		2,500	2,506,016
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		280	325,408
High Street Funding Trust I,
Sec’d. Notes, 144A
4.111%	02/15/28		390	382,836
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		1,000	975,797
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.800%	10/30/19		2,850	2,814,498

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46		1,000	$1,004,900
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25		1,000	1,192,920
International Paper Co.,
Sr. Unsec’d. Notes
4.350%	08/15/48		1,050	941,885
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20		2,400	2,348,091
2.300%	09/16/19		4,000	3,978,847
2.650%	06/24/24		1,300	1,238,442
3.050%	01/06/28		750	713,483
Johnson & Johnson,
Sr. Unsec’d. Notes
1.950%	11/10/20		1,500	1,475,345
2.950%	03/03/27		1,900	1,827,611
5.950%	08/15/37		1,000	1,276,755
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.776%	04/25/23		560	542,885
3.300%	04/01/26		3,000	2,870,382
4.250%	10/15/20		3,000	3,066,893
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21		2,500	2,497,182
3.400%	11/15/27		1,850	1,729,268
4.500%	04/01/46		1,000	946,545
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	(a)	1,000	1,002,106
Gtd. Notes, MTN
6.950%	01/15/38		500	569,863
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23		3,300	3,186,217
Kraft Heinz Foods Co.,
Gtd. Notes
4.000%	06/15/23		1,750	1,744,788
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27	(a)	500	475,469
3.875%	10/15/46		150	124,325
4.650%	01/15/48	(a)	2,800	2,643,947
L-3 Communications Corp.,
Gtd. Notes
3.950%	05/28/24		870	859,209
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
6.150%	09/01/36		140	171,647
Loews Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/26		380	372,935
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19		2,000	1,977,642
4.650%	04/15/42		1,000	1,043,191

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	(a)	1,000	$951,416
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		190	218,789
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45		1,000	1,008,115
MetLife, Inc.,
Jr. Sub. Notes, 144A
9.250%	04/08/38		240	325,200
Sr. Unsec’d. Notes
3.000%	03/01/25		3,500	3,321,722
Microsoft Corp.,
Sr. Unsec’d. Notes
2.875%	02/06/24		590	577,611
3.300%	02/06/27		2,100	2,067,829
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25		1,000	996,959
5.500%	07/28/21		4,500	4,761,828
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		420	401,608
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	(a)	390	372,699
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46		1,000	1,022,604
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.080%	10/15/20		3,350	3,272,986
2.930%	01/15/25		710	674,048
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47		190	173,981
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48		1,250	1,229,438
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27		1,800	1,700,177
Oracle Corp.,
Sr. Unsec’d. Notes
2.625%	02/15/23		3,850	3,728,921
3.250%	05/15/30		1,000	936,743
3.800%	11/15/37		230	217,559
4.000%	07/15/46		2,000	1,887,162
6.125%	07/08/39		2,000	2,453,385
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21		2,700	2,574,827
2.300%	08/10/22		1,500	1,442,823
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41		2,500	2,246,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Peachtree Corners Funding Trust,
Gtd. Notes, 144A
3.976%	02/15/25		520	$505,943
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		190	177,152
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	(a)	1,000	1,005,285
5.500%	01/15/40		500	597,740
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20		2,200	2,164,637
2.375%	08/17/22		1,800	1,722,627
3.875%	08/21/42		500	445,945
Phillips 66,
Gtd. Notes
4.875%	11/15/44		1,000	1,032,994
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23		1,385	1,303,890
Ppl Electric Utilities Corp.,
First Mortgage
4.150%	06/15/48		1,150	1,163,674
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	10/23/20		1,000	978,871
2.450%	11/03/26		2,500	2,310,955
Prologis LP,
Gtd. Notes
3.750%	11/01/25		1,000	998,597
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24		580	568,026
4.050%	12/01/23		2,500	2,531,623
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		140	131,414
State Street Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 1.000%
3.341%(c)	06/01/77		1,060	938,100
SunTrust Capital I,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.670%
3.010%(c)	05/15/27		1,820	1,701,700
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22		550	525,250
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		190	181,703
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47		1,050	993,610
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37		395	481,555
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
1.950%	04/17/20		2,200	2,162,153

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40		1,000	$1,156,949
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37		1,000	1,232,842
U.S. Bancorp,
Jr. Sub. Notes
5.300%	05/15/28		370	368,594
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/25	(a)	530	515,366
4.050%	11/15/45		2,000	1,898,050
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/21		3,350	3,267,748
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25		480	480,080
US Bancorp,
Sr. Unsec’d. Notes, MTN
3.900%	04/26/28	(a)	770	781,280
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		1,000	983,690
3.500%	11/01/21		2,500	2,511,118
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.800%	09/15/47		190	173,311
6.000%	05/15/37		1,900	2,317,772
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	2,132,797
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		1,000	939,105
Walmart, Inc.,
Sr. Unsec’d. Notes
3.125%	06/23/21		2,300	2,311,410
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20		1,500	1,469,272
Sr. Unsec’d. Notes, MTN
2.450%	03/04/22	(a)	2,200	2,135,925
Warner Media LLC,
Gtd. Notes
2.100%	06/01/19		2,000	1,986,047
4.875%	03/15/20		1,500	1,540,042
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	(a)	3,000	2,732,400
Sub. Notes, MTN
3.450%	02/13/23		2,500	2,450,080
4.650%	11/04/44		800	762,104
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46		1,000	934,747

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	$2,134,392

				305,943,282

TOTAL CORPORATE BONDS (cost $539,763,527)				526,479,247

SOVEREIGN BONDS — 5.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		7,950	7,000,055
5.625%	01/26/22		4,000	3,737,999
5.875%	01/11/28		5,500	4,468,749
6.625%	07/06/28		3,100	2,611,749
6.875%	04/22/21		5,500	5,417,499
6.875%	01/26/27		4,000	3,519,999
6.875%	01/11/48		1,450	1,085,340
7.125%	07/06/36		7,000	5,617,499
7.125%	06/28/17		1,000	761,499
7.500%	04/22/26		7,500	6,918,749
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		2,000	1,820,000
4.625%	01/13/28		1,600	1,444,000
5.000%	01/27/45		700	554,057
5.625%	02/21/47		600	509,100
6.000%	04/07/26		3,000	3,066,000
8.250%	01/20/34		5,600	6,386,800
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26		2,200	2,105,400
3.240%	02/06/28		3,000	2,863,500
3.625%	10/30/42		2,800	2,611,000
3.860%	06/21/47		1,100	1,042,250
China Government International Bond (China),
Sr. Unsec’d. Notes
2.125%	11/02/22		200	193,520
2.625%	11/02/27		200	191,983
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		500	483,500
7.375%	09/18/37		7,500	9,337,500
8.125%	05/21/24		2,000	2,400,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	(a)	2,500	2,686,250
6.375%	03/24/21		3,500	3,707,242
Export Development Canada (Canada),
Sr. Unsec’d. Notes
1.625%	01/17/20		2,000	1,969,355
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	04/21/27		3,000	2,659,020
2.500%	11/01/20		2,200	2,157,648
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		600	727,980

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	1,800	$1,912,097
7.625%	03/29/41	2,500	3,411,870
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38	5,000	6,422,160
8.500%	10/12/35	6,500	8,744,379
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27	4,000	3,795,136
4.125%	01/15/25	1,500	1,472,400
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	07/21/20	2,100	2,064,293
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45	2,500	2,942,550
Kommuninvest I Sverige AB (Sweden),
Gov’t. Gtd. Notes, 144A
2.750%	10/22/20	5,800	5,788,696
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	1,500	1,418,250
4.150%	03/28/27	1,000	984,500
4.350%	01/15/47	800	714,800
4.600%	02/10/48	3,350	3,082,000
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	1,800	1,772,100
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	6,000	5,952,000
6.050%	01/11/40	10,000	11,025,000
6.750%	09/27/34	4,900	5,745,250
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	1,000	997,684
5.500%	12/11/42	400	405,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	1,200	1,155,000
8.875%	09/30/27	2,800	3,759,000
9.375%	04/01/29	3,500	4,900,000
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
4.700%	03/27/27	400	390,000
5.000%	04/15/26	400	401,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	900	1,045,125
8.750%	11/21/33	4,200	6,163,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	4,000	3,828,308
5.500%	03/30/26	1,300	1,429,412
6.375%	10/23/34	2,600	3,169,798
9.500%	02/02/30	4,500	6,558,714
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	3,000	2,895,000
4.000%	01/22/24	2,300	2,334,684

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	3,000	$2,965,764
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	3,000	2,931,487
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	3,000	2,934,846
Province of Quebec Canada (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	4,000	3,941,792
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes, 144A
3.500%	09/01/32	1,000	823,499
4.750%	03/18/24	4,000	3,962,367
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, 144A
4.625%	01/25/23	400	405,000
6.100%	08/11/44	1,000	1,022,500
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/22/44	1,200	1,345,440
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
4.875%	02/25/20	1,500	1,523,307
7.250%	09/28/21	1,500	1,636,875
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27	3,500	3,307,514
5.875%	05/30/22	3,000	3,138,768
5.875%	09/16/25	3,600	3,695,040
6.250%	03/08/41	3,000	2,959,662
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	04/18/23	5,500	5,265,755
6.200%	05/11/27	3,000	2,737,602
6.250%	07/27/21	1,500	1,509,371
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19	2,000	1,966,799
2.875%	05/22/21	6,250	6,249,813
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	8,800	7,739,758
5.125%	02/17/28	1,800	1,584,504
5.625%	03/30/21	3,000	2,982,090
5.750%	03/22/24	5,500	5,298,986
6.125%	10/24/28	5,200	4,869,800
6.250%	09/26/22	2,000	2,005,684
6.875%	03/17/36	7,600	7,147,192
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.125%	11/20/45	1,000	895,000
4.975%	04/20/55	1,250	1,212,500
5.100%	06/18/50	2,300	2,260,900
7.625%	03/21/36	4,600	5,944,350
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	1,000	992,646

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
6.750%	01/29/20	2,000	$2,070,080

TOTAL SOVEREIGN BONDS (cost $312,668,252)			296,061,639

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	2,609	2,551,489
2.500%	11/01/27	1,025	1,002,689
2.500%	02/01/32	3,516	3,418,907
3.000%	05/01/30	2,600	2,589,456
3.000%	04/01/31	704	699,748
3.000%	11/01/31	1,561	1,561,460
3.000%	01/01/32	1,660	1,649,173
3.000%	03/01/42	17,265	16,859,301
3.000%	03/01/45	1,326	1,290,137
3.000%	09/01/46	13,099	12,785,356
3.500%	12/01/30	2,556	2,586,044
3.500%	12/01/43	2,174	2,180,893
3.500%	02/01/44	3,843	3,864,514
3.500%	04/01/46	3,556	3,549,232
3.500%	07/01/46	7,926	7,940,545
3.500%	08/01/46	1,841	1,836,042
3.500%	09/01/46	753	751,796
3.500%	05/01/47	1,338	1,332,377
4.000%	05/01/44	3,521	3,619,853
4.000%	05/01/44	1,635	1,677,577
4.000%	08/01/44	3,343	3,446,589
4.000%	10/01/45	1,565	1,605,484
4.000%	01/01/47	1,662	1,704,808
4.000%	05/01/47	1,285	1,313,337
4.000%	07/01/47	4,459	4,555,853
4.500%	12/01/45	1,854	1,931,532
4.500%	02/01/47	4,678	4,871,029
4.500%	03/01/47	2,599	2,705,677
Federal National Mortgage Assoc.
2.500%	10/01/27	408	400,005
2.500%	06/01/28	1,338	1,305,323
2.500%	06/01/30	1,275	1,244,909
2.500%	04/01/32	3,403	3,314,653
3.000%	04/01/28	784	783,883
3.000%	08/01/28	502	502,017
3.000%	11/01/31	2,067	2,062,109
3.000%	04/01/32	1,694	1,685,837
3.000%	06/01/32	4,331	4,307,692
3.000%	12/01/41	16,432	16,071,113
3.000%	11/01/42	8,722	8,528,124
3.000%	08/01/46	3,529	3,428,605
3.000%	TBA	1,970	1,958,435
3.500%	10/01/30	631	641,558
3.500%	06/01/31	9,501	9,636,199
3.500%	11/01/31	1,510	1,534,178
3.500%	06/01/42	4,361	4,376,604
3.500%	07/01/42	600	601,659
3.500%	07/01/43	1,568	1,570,033
3.500%	10/01/43	2,706	2,710,002
3.500%	01/01/45	3,082	3,081,147
3.500%	09/01/45	2,186	2,182,539
3.500%	10/01/45	7,601	7,600,252

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	12/01/46		2,648	$2,651,313
3.500%	01/01/47		4,534	4,529,987
3.500%	04/01/47		4,524	4,518,427
3.500%	04/01/47		2,327	2,323,106
3.500%	05/01/47		1,829	1,825,335
4.000%	11/01/44		2,692	2,774,936
4.000%	02/01/45		3,963	4,078,767
4.000%	11/01/45		673	689,629
4.000%	07/01/46		2,819	2,892,391
4.000%	01/01/47		2,402	2,453,791
4.000%	04/01/47		1,323	1,349,995
4.000%	04/01/47		890	912,445
4.000%	04/01/48		5,928	6,051,717
4.000%	TBA		6,520	6,647,152
4.500%	11/01/40		520	547,401
4.500%	02/01/46		1,974	2,076,327
4.500%	05/01/48		11,857	12,357,392
4.500%	TBA		5,015	5,221,912
Government National Mortgage Assoc.
2.500%	10/20/46		8,711	8,269,262
3.000%	05/20/43		2,398	2,368,747
3.000%	11/20/43		2,704	2,671,490
3.000%	04/20/45		3,004	2,967,355
3.000%	02/20/47		4,397	4,311,088
3.000%	03/20/47		8,674	8,508,884
3.500%	07/20/42		3,463	3,504,656
3.500%	01/20/43		2,779	2,812,250
3.500%	10/20/43		2,312	2,321,666
3.500%	05/20/45		1,455	1,461,499
3.500%	01/20/46		2,520	2,530,502
3.500%	07/20/46		4,904	4,924,702
3.500%	03/20/47		4,483	4,501,994
3.500%	05/20/47		1,768	1,776,572
3.500%	07/20/47		4,684	4,719,223
3.500%	11/20/47		2,919	2,932,741
3.500%	12/20/47		1,960	1,970,401
3.500%	04/20/48		5,968	5,995,887
4.000%	05/15/46		717	735,312
4.000%	01/20/47		2,124	2,178,800
4.000%	06/20/47		8,116	8,337,222
4.000%	TBA		5,015	5,139,983
4.500%	11/20/44		263	277,263
4.500%	11/20/45		400	421,278
4.500%	12/20/45		398	418,865
4.500%	TBA		4,510	4,687,620

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $338,210,837)				330,055,059

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds
2.750%	11/15/47		8,900	8,492,547
3.000%	11/15/44		10,200	10,241,438
3.000%	05/15/45		9,700	9,737,512
3.000%	02/15/48	(a)	4,922	4,938,535
3.125%	02/15/43		16,100	16,528,285
4.375%	05/15/41		16,000	19,765,625
4.500%	02/15/36		1,500	1,834,102

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
4.500%	05/15/38	(a)	6,236	$7,729,960
5.000%	05/15/37		2,250	2,937,744
5.250%	02/15/29		4,500	5,478,574
5.375%	02/15/31		1,500	1,895,273
6.875%	08/15/25		13,300	16,785,016
7.625%	11/15/22		2,000	2,403,281
7.875%	02/15/21		6,000	6,797,813
U.S. Treasury Notes
0.875%	07/31/19		19,150	18,841,805
1.375%	02/29/20	(k)	50,000	49,076,172
1.625%	08/15/22		1,000	957,969
1.750%	11/15/20		10,000	9,809,375
1.750%	05/15/22		8,000	7,724,062
1.875%	12/31/19		25,000	24,776,367
2.000%	11/15/21		24,000	23,496,563
2.000%	02/15/23		14,400	13,950,562
2.000%	02/15/25		17,500	16,643,457
2.125%	08/31/20	(h)	10,000	9,908,594
2.125%	03/31/24		8,500	8,204,824
2.125%	11/30/24		20,000	19,203,906
2.250%	02/15/27		9,000	8,588,320
2.375%	12/31/20		6,500	6,466,230
2.375%	04/15/21		12,000	11,923,125
2.375%	08/15/24		17,000	16,595,586
2.500%	05/31/20		2,034	2,033,047
2.625%	08/15/20		11,000	11,014,180
2.750%	05/31/23		5,724	5,731,155
2.750%	02/15/28		4,000	3,965,781
2.875%	05/15/28		4,609	4,618,182

TOTAL U.S. TREASURY OBLIGATIONS (cost $396,038,007)				389,094,967

TOTAL LONG-TERM INVESTMENTS (cost $4,391,242,475)				4,883,657,790

			Shares
SHORT-TERM INVESTMENTS — 10.2%
AFFILIATED MUTUAL FUNDS — 6.0%
PGIM Core Ultra Short Bond Fund(w)			144,302,965	144,302,965
PGIM Institutional Money Market Fund (cost $172,685,782; includes $172,361,478 of cash collateral for securities on loan)(b)(w)			172,672,954	172,690,221

TOTAL AFFILIATED MUTUAL FUNDS (cost $316,988,747)				316,993,186

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.2%
U.S. Treasury Bills
1.783%	08/16/18		15,000	14,965,781

			Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (continued)
1.807%	10/11/18		15,000	$14,918,832
1.947%	01/31/19		15,000	14,817,619
U.S. Treasury Notes
0.750%	09/30/18		13,035	12,995,327
0.875%	07/15/18		50,000	49,983,451
1.000%	03/15/19		50,000	49,564,453
1.000%	06/30/19	(a)	12,500	12,333,984
1.250%	12/31/18		50,000	49,773,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $219,656,451)				219,352,885

TOTAL SHORT-TERM INVESTMENTS (cost $536,645,198)				536,346,071

TOTAL INVESTMENTS — 103.0% (cost $4,927,887,673)				5,420,003,861
Liabilities in excess of other assets(z) — (3.0)%				(158,930,849)

NET ASSETS — 100.0%				$5,261,073,012

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,520,896 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $168,319,851; cash collateral of $172,361,478 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
776	2 Year U.S. Treasury Notes	Sep. 2018	$164,378,626	$(239,343)
1,314	5 Year U.S. Treasury Notes	Sep. 2018	149,292,985	(181,226)
563	10 Year U.S. Treasury Notes	Sep. 2018	67,665,563	38,500
12	20 Year U.S. Treasury Bonds	Sep. 2018	1,740,000	8,250
598	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	95,418,375	461,305
417	Euro STOXX 50 Index	Sep. 2018	16,513,260	(679,509)
4,479	Euro STOXX Small 200 Index	Sep. 2018	77,491,078	(2,340,104)
1,751	FTSE 100 Index.	Sep. 2018	175,661,544	(1,833,593)
489	SGX Nifty 50 Index	Jul. 2018	10,456,776	(100,000)

				(4,865,720)

Short Positions:
30	10 Year U.S. Ultra Treasury Notes	Sep. 2018	3,847,031	(31,656)
1,000	British Pound Currency	Sep. 2018	82,725,000	640,056
1,404	Canadian Dollar Currency	Sep. 2018	106,928,640	1,361,880
700	Euro Currency	Sep. 2018	102,694,375	(551,475)
779	Russell 2000 E-Mini Index	Sep. 2018	64,170,125	1,514,360
926	S&P 500 E-Mini Index	Sep. 2018	126,010,080	3,099,925
22	TOPIX Index	Sep. 2018	3,438,649	75,509

				6,108,599

				$1,242,879

Cash and foreign currency of $10,899,530 and a security with a market value of $49,076,172 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Societe Generale	11/21/18	150,000	Receive amounts based on market value fluctuation of the Bloomberg Commodity 3 Month Forward Index and pay fixed rate of 9.50 bps upon termination	$(3,593,268)	$—	$(3,593,268)
Societe Generale	11/21/18	50,000	Receive amounts based on market value fluctuation of the Bloomberg Commodity 3 Month Forward Index and pay fixed rate of 9.50 bps upon termination	(1,197,755)	—	(1,197,755)
UBS AG	07/03/18	135	Pay or receive amounts based on market value fluctuation of the Custom Commodity Basket Swap upon termination	102,461	—	102,461

				$(4,688,562)	$—	$(4,688,562)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$ —	$ —	$102,461	$(4,791,023)

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—

unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$170,177	$25,882,382	$—
Austria	—	10,749,590	—
Belgium	—	4,663,498	—
Bermuda	3,221,967	—	—
Brazil	5,637,304	—	—
Canada	109,863,564	—	—
China	11,242,466	43,238,073	—
Colombia	2,723,444	—	—
Czech Republic	—	465,160	—
Denmark	—	47,322,184	—
Egypt	293,438	—	—
Faroe Islands	—	2,141,094	—
Finland	—	5,262,842	—
France	—	123,642,873	—
Germany	—	109,645,507	—
Ghana	—	2,899,854	—
Hong Kong	2,149,679	18,541,367	—
Hungary	—	1,170,069	—
India	1,435,320	—	—
Indonesia	575,029	318,971	—
Ireland	11,135,885	15,005,666	—
Italy	—	22,911,280	—
Japan	—	136,349,326	—
Luxembourg	—	2,412,524	—
Malaysia	—	2,412,746	—
Mexico	2,677,417	—	—
Monaco	139,025	—	—
Netherlands	—	60,248,825	—
New Zealand	—	1,845,257	—
Norway	1,425	13,571,730	—
Philippines	—	219,233	—
Puerto Rico	850,389	—	—
Russia	2,092,041	1,480,800	—
Singapore	—	309,224	—
South Africa	—	13,019,368	—
South Korea	1,780,652	20,382,474	—
Spain	—	30,769,296	—
Sweden	1,787,885	62,454,478	—
Switzerland	234,570	68,957,212	—
Taiwan	371,126	15,264,129	—
Thailand	—	4,511,297	—
Turkey	—	1,857,748	—
United Kingdom	9,879,157	166,676,779	—
United States	2,088,181,796	3,872,848	—
Preferred Stocks
Brazil	3,318,391	—	—
Colombia	811,728	—	—
Germany	—	9,483,121	—
South Korea	—	1,529,731	—

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Rights
Spain	$134,645	$—	$—
Warrants
Malaysia	5,352	—	—
Asset-Backed Securities
Automobiles	—	12,795,215	1,520,896
Credit Cards	—	8,085,490	—
Small Business Loan	—	4,970,448	—
Commercial Mortgage-Backed Securities	—	2,392,401	—
Corporate Bonds
Australia	—	5,542,047	—
Austria	—	2,958,895	—
Belgium	—	1,362,601	—
Brazil	—	1,208,196	—
Canada	—	47,511,091	—
China	—	7,546,539	—
France	—	5,461,309	—
Germany	—	35,641,725	—
Indonesia	—	3,712,496	—
Ireland	—	2,413,552	—
Israel	—	1,855,074	—
Japan	—	2,809,843	—
Kazakhstan	—	4,852,400	—
Luxembourg	—	1,592,857	—
Mexico	—	7,629,325	—
Netherlands	—	13,397,008	—
New Zealand	—	2,452,471	—
South Korea	—	3,141,515	—
Spain	—	3,026,960	—
Supranational Bank	—	29,388,201	—
Sweden	—	3,874,814	—
Switzerland	—	10,762,733	—
Tunisia	—	527,702	—
Turkey	—	3,468,220	—
United Kingdom	—	18,398,391	—
United States	—	305,943,282	—
Sovereign Bonds	—	296,061,639	—
U.S. Government Agency Obligations	—	330,055,059	—
U.S. Treasury Obligations	—	608,447,852	—
Affiliated Mutual Funds	316,993,186	—	—
Other Financial Instruments*
Futures Contracts	1,242,879	—	—
OTC Total Return Swap Agreements	—	(4,688,562)	—

Total	$2,578,949,937	$2,836,087,345	$1,520,896

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	11.6%
Banks	7.5
U.S. Government Agency Obligations	6.3
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	6.0
Sovereign Bonds	5.6
Oil, Gas & Consumable Fuels	3.6
Software	3.2
Pharmaceuticals	2.9
Insurance	2.7
Semiconductors & Semiconductor Equipment	2.7
Technology Hardware, Storage & Peripherals	2.4
IT Services	2.4
Internet Software & Services	2.2
Health Care Providers & Services	2.2
Health Care Equipment & Supplies	2.1
Trading Companies & Distributors	1.5
Machinery	1.4
Food Products	1.4
Chemicals	1.3
Biotechnology	1.3
Electric Utilities	1.3
Capital Markets	1.3
Aerospace & Defense	1.3
Internet & Direct Marketing Retail	1.3
Media	1.2
Electronic Equipment, Instruments & Components	1.1
Diversified Telecommunication Services	1.1
Food & Staples Retailing	1.1
Automobiles	1.0
Specialty Retail	1.0
Hotels, Restaurants & Leisure	1.0
Communications Equipment	0.9
Auto Components	0.9
Oil & Gas	0.8
Life Sciences Tools & Services	0.8
Road & Rail	0.8
Equity Real Estate Investment Trusts (REITs)	0.7
Metals & Mining	0.7
Multi-Utilities	0.7
Beverages	0.7
Auto Manufacturers	0.7
Electric	0.6
Airlines	0.6
Multi-National	0.6
Household Durables	0.6
Construction & Engineering	0.5
Real Estate Management & Development	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Building Products	0.5
Tobacco	0.4
Commercial Services & Supplies	0.4
Industrial Conglomerates	0.4

Textiles, Apparel & Luxury Goods	0.4%
Household Products	0.4
Personal Products	0.3
Foods	0.3
Air Freight & Logistics	0.3
Telecommunications	0.3
Diversified Financial Services	0.3
Electrical Equipment	0.3
Consumer Finance	0.3
Pipelines	0.2
Paper & Forest Products	0.2
Agriculture	0.2
Healthcare Providers & Services	0.2
Transportation Infrastructure	0.2
Transportation	0.2
Retail	0.2
Containers & Packaging	0.2
Machinery-Diversified	0.2
Professional Services	0.2
Credit Cards	0.2
Thrifts & Mortgage Finance	0.1
Cosmetics/Personal Care	0.1
Wireless Telecommunication Services	0.1
Mining	0.1
Multiline Retail	0.1
Construction Materials	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.1
Machinery-Construction & Mining	0.1
Small Business Loan	0.1
Electronics	0.1
Computers	0.1
Leisure Products	0.1
Commercial Services	0.1
Diversified Consumer Services	0.1
Miscellaneous Manufacturing	0.1
Auto Parts & Equipment	0.0	*
Building Materials	0.0	*
Commercial Mortgage-Backed Securities	0.0	*
Gas Utilities	0.0	*
Healthcare-Products	0.0	*
Oil & Gas Services	0.0	*
Iron/Steel	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Semiconductors	0.0	*
Real Estate	0.0	*
Forest Products & Paper	0.0	*
Home Furnishings	0.0	*
Gas	0.0	*
Distributors	0.0	*
Healthcare-Services	0.0	*
Water Utilities	0.0	*
Marine	0.0	*

	103.0
Liabilities in excess of other assets	(3.0)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$102,461		Unrealized depreciation on OTC swap agreements	$4,791,023
Equity contracts	Due from/to broker — variation margin futures	4,689,794	*	Due from/to broker — variation margin futures	4,953,206	*
Equity contracts	Unaffiliated investments	139,997		—	—
Foreign exchange contracts	Due from/to broker — variation margin futures	2,001,936	*	Due from/to broker — variation margin futures	551,475	*
Interest rate contracts	Due from/to broker — variation margin futures	508,055	*	Due from/to broker — variation margin futures	452,225	*

Total		$7,442,243			$10,747,929

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps
Commodity contracts	$—	$—	$2,807,082
Equity contracts	(17,800)	(4,140,052)	—
Foreign exchange contracts	—	(19,450,241)	—
Interest rate contracts	—	(19,563,089)	—

Total	$(17,800)	$(43,153,382)	$2,807,082

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Futures	Swaps
Commodity contracts	$—	$—	$—	$(5,453,240)
Equity contracts	38,843	(3,226)	(5,406,077)	—
Foreign exchange contracts	—	—	(2,654,950)	—
Interest rate contracts	—	—	2,551,961	—

Total	$38,843	$(3,226)	$(5,509,066)	$(5,453,240)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Total Return Swap Agreements(1)
$1,174,648,106	$346,842,859	$133,484,863

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$168,319,851	$(168,319,851)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Societe Generale.	$—	$(4,791,023)	$(4,791,023)	$4,791,023	$—
UBS AG	102,461	—	102,461	(82,721)	19,740

	$102,461	$(4,791,023)	$(4,688,562)	$4,708,302	$19,740

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST RCM WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $168,319,851:
Unaffiliated investments (cost $4,610,898,926)	$5,103,010,675
Affiliated investments (cost $316,988,747)	316,993,186
Cash	2,715
Foreign currency, at value (cost $9,101,334)	9,020,159
Deposit with broker for futures.	10,899,530
Receivable for investments sold	20,339,980
Dividends and interest receivable	18,817,396
Tax reclaim receivable	6,531,413
Receivable from affiliate	129,012
Unrealized appreciation on OTC swap agreements	102,461
Receivable for portfolio shares sold	2,846
Prepaid expenses	5,629

Total Assets	5,485,855,002

LIABILITIES:
Payable to broker for collateral for securities on loan	172,361,478
Payable for investments purchased.	40,334,452
Unrealized depreciation on OTC swap agreements	4,791,023
Payable to affiliate	2,966,209
Payable for portfolio shares repurchased	1,773,887
Management fees payable	1,546,029
Accrued expenses and other liabilities	472,909
Due to broker-variation margin futures	355,310
Distribution fee payable	180,328
Affiliated transfer agent fee payable	365

Total Liabilities	224,781,990

NET ASSETS	$5,261,073,012

Net assets were comprised of:
Partners Equity	$5,261,073,012

Net asset value and redemption price per share, $5,261,073,012 / 365,219,408 outstanding shares of beneficial interest.	$14.41

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $2,885,655, of which $205,595 is reimbursable by an affiliate)	$42,918,747
Interest income	25,819,593
Affiliated dividend income	1,338,537
Income from securities lending, net (including affiliated income of $456,206)	689,162

70,766,039

EXPENSES
Management fees	20,507,149
Distribution fee	6,824,620
Custodian and accounting fees	371,141
Trustees’ fees	31,393
Audit fee	20,480
Legal fees and expenses	12,698
Shareholders’ reports	6,289
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	76,045

Total expenses	27,853,281

NET INVESTMENT INCOME (LOSS)	42,912,758

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(346))	155,205,557
Futures transactions	(43,153,382)
Swap agreements transactions	2,807,082
Foreign currency transactions	(609,377)

114,249,880

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $19,494)	(250,546,496)
Futures	(5,509,066)
Swap agreements	(5,453,240)
Foreign currencies	(315,737)

(261,824,539)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCIES	(147,574,659)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(104,661,901)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$42,912,758	$70,431,572
Net realized gain (loss) on investment and foreign currency transactions	114,249,880	224,701,060
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(261,824,539)	514,646,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(104,661,901)	809,778,734

FUND SHARE TRANSACTIONS:
Fund share sold [387,019 and 6,010,707 shares, respectively]	5,733,477	80,389,209
Fund share repurchased [19,432,650 and 23,438,467 shares, respectively]	(283,338,167)	(322,406,760)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(277,604,690)	(242,017,551)

CAPITAL CONTRIBUTIONS	685,644	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(381,580,947)	567,761,183
NET ASSETS:
Beginning of period	5,642,653,959	5,074,892,776

End of period	$5,261,073,012	$5,642,653,959

SEE NOTES TO FINANCIAL STATEMENTS.

A291

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Exchange:

FTSE	Financial Times Stock Exchange
ICE	Intercontinental Exchange
LME	London Metal Exchange
NYSE	New York Stock Exchange
OTC	Over-the-counter
QMTF	Multilateral Trading Facility
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
XJSE	Johannesburg Stock Exchange
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange
XVTX	London Stock Exchange

Index:

BTP	Buoni del Tesoro Poliennali
CAC40	French Stock Index
CDX	Credit Derivative Index
CPI	Consumer Price Index
CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
EURSIMP	Weighted Basket of Refined Margin
GOLDLNPM	LBMA Gold Price PM USD Index
GSCI	Goldman Sachs Commodity Index
HICP	Harmonised Index of Consumer Prices
iTraxx	International Credit Derivative Index
JMABCTNE	J.P. Morgan JMABCTNE Commodity Index
NIKKEI	Japanese Stock Market Index
SLVRLND	London Silver Market Fixing Ltd.
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
BABs	Build America Bonds
BBA	British Bankers Association
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
Bobl	Bundesobligationen-German Government Bonds
bps	Basis Points
BROIS	Brazil Overnight Index Swap
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EURMARGIN	European Refined Margin
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
HICP	Harmonized Index at Consumer Prices
JIBOR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LLS	Light Louisiana Sweet
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor

SEE NOTES TO FINANCIAL STATEMENTS.

A292

GLOSSARY: (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

OJSC	Open Joint-Stock Company
OPIS	Oil Price Information Service
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
RSP	Savings Shares
S&P	Standard & Poor
SMB	Sallie Mae Bank
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low Sulfur Diesel
UTS	Unit Trust Security
USOIS	United States Overnight Index Swap
WTI	West Texas Intermediate

SEE NOTES TO FINANCIAL STATEMENTS.

A293

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), a diversified, open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 7 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non- traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory, LLC / Loomis Sayles & Company, L.P. / LSV Asset Management / PGIM Fixed Income, which is a business unit of PGIM, Inc. / Pacific Investment Management Company, LLC (“PIMCO”) / Quantitative Management Associates, LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.) / T. Rowe Price Associates, Inc. / William Blair Investment Management, LLC

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. / BlackRock International Limited

AST Fidelity Institutional AMSM Quantitative Portfolio (“Fidelity Institutional AMSM Quantitative”) formerly known as AST FI Pyramis® Quantitative Portfolio	Long-term capital growth balanced by current income.	Fidelity Institutional Asset Management, LLC (“FIAM”)

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.	PGIM Fixed Income / QMA (a wholly-owned subsidiary of PGIM, Inc.)

B1

	Objective	Subadviser(s)
AST RCM World Trends Portfolio (“RCM World Trends”)	Highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as

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the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

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Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements under Rule 144A of the Securities Act of 1933.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations

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in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in value of equities, prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

For the period ended June 30, 2018, Advanced Strategies held reverse repurchase agreements with an average value of $16,913,346 and a daily weighted average interest rate of 0.83%, collateralized by U.S. treasury securities and corporate bonds. As of June 30, 2018, there were no outstanding reverse repurchase agreements.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

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Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit

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soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2018, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

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Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs):    Certain Portfolios invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information,

B9

a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2018, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

B10

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Advanced Strategies	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.60%
Balanced Asset Allocation(2)	0.15%	0.15%
BlackRock Global Strategies	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.79%
Fidelity Institutional AMSM Quantitative	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.65%
Preservation Asset Allocation(2)	0.15%	0.15%
Prudential Growth Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.60%
RCM World Trends	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.75%

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018
Advanced Strategies	contractually waive 0.018% through June 30, 2018(1)	contractually waive 0.018% through June 30, 2019(1)
BlackRock Global Strategies	contractually waive 0.022% through June 30, 2019	contractually waive 0.022% through June 30, 2019
Fidelity Institutional AMSM Quantitative	effective April 30, 2018 contractually waive 0.02% through June 30, 2019	contractually waive 0.02% through June 30, 2019
Preservation Asset Allocation	contractually limit expenses to 0.16% through June 30, 2018	N/A
Prudential Growth Allocation	contractually limit expenses to 0.91% through June 30, 2018	N/A

(1)	The Investment Manager has voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios.

(2)

Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

B11

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Balanced Asset Allocation Portfolio and Preservation Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was as follows:

Amount
Advanced Strategies	$46,310
Fidelity Institutional AMSM Quantitative	4,157
Prudential Growth Allocation	32,017
RCM World Trends	17,185

AST Investment Services, Inc., PAD, PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
Advanced Strategies	$230,047

B12

Amount
BlackRock Global Strategies	$36,136
Fidelity Institutional AMSM Quantitative	72,465
Prudential Growth Allocation	283,481
RCM World Trends	78,675

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been accrued or paid:

B13

	2017 Withholding Tax	2018 Withholding Tax
Advanced Strategies	$496,321	$287,822
BlackRock Global Strategies	113,798	71,299
Fidelity Institutional AMSM Quantitative	484,056	227,776
Prudential Growth Allocation	1,116,361	753,105
RCM World Trends	285,954	205,595

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been paid:

2018 Payments
Advanced Strategies	$3,622,213
BlackRock Global Strategies	$505,776
Fidelity Institutional AMSM Quantitative	$2,923,719
Prudential Growth Allocation	$8,794,579
RCM World Trends.	$3,113,581

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Advanced Strategies*	$3,208,838,388	$3,561,320,890
Balanced Asset Allocation	462,636,746	898,730,907
BlackRock Global Strategies	2,332,911,287	2,203,124,096
Fidelity Institutional AMSM Quantitative**	2,221,405,746	2,433,129,025
Preservation Asset Allocation	239,915,525	662,773,589
Prudential Growth Allocation	10,646,142,507	11,192,064,157
RCM World Trends	1,243,527,113	1,353,674,646

*

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $25,899,361 and $6,105,805 respectively. The Portfolio realized a gain of $80,116 as a result of Rule 17a-7 sales transactions.

**

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $54,166,317 and $27,765,307 respectively. The Portfolio realized a gain of $4,175,547 as a result of Rule 17a-7 sales transactions.

B14

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Advanced Strategies
Goldman Sachs Small-Cap Value	$55,056,958	$—	$—	$904,092	$—	$55,961,050	2,318,188	$—
PGIM Core Ultra Short Bond Fund	585,914,243	1,404,732,602	1,360,008,630	—	—	630,638,215	630,638,215	5,639,880
PGIM Institutional Money Market Fund	532,059,855	3,240,274,366	3,158,966,889	28,063	21,517	613,416,912	613,355,577	943,552	**
Small-Cap Growth	68,626,467	10,400,000	11,500,000	2,069,130	5,279,753	74,875,350	1,516,616	—
Small-Cap Growth Opportunities	69,417,957	10,400,000	11,500,000	1,703,722	5,212,627	75,234,306	3,446,372	—
Small-Cap Value	75,244,682	22,000,000	17,000,000	(1,657,404)	3,877,321	82,464,599	2,792,570	—

	$1,386,320,162	$4,687,806,968	$4,558,975,519	$3,047,603	$14,391,218	$1,532,590,432		$6,583,432

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Balanced Asset Allocation
AB Global Bond	$599,316,655	$30,380,000	$34,005,000	$(5,987,087)	$2,166,307	$591,870,875	54,853,649	$—
AQR Emerging Markets Equity	19,943,897	—	9,957,001	(2,982,988)	1,394,328	8,398,236	709,310	—
AQR Large-Cap	854,188,719	8,930,000	46,020,000	(4,108,031)	20,492,198	833,482,886	44,642,897	—
BlackRock Low Duration Bond	33,764,159	28,905,000	1,015,000	(46,789)	14,424	61,621,794	5,748,302	—
BlackRock/Loomis Sayles Bond	178,883,488	8,940,000	10,005,000	(3,001,656)	535,498	175,352,330	13,037,348	—
ClearBridge Dividend Growth	460,571,497	5,105,000	26,245,000	(17,104,592)	11,177,903	433,504,808	24,914,069	—
Goldman Sachs Global Income	281,135,732	14,295,000	16,004,999	(3,364,251)	792,736	276,854,218	26,093,706	—
Goldman Sachs Large-Cap Value	243,275,718	2,390,000	137,555,110	(33,498,294)	30,521,106	105,133,420	3,454,927	—
Goldman Sachs Mid-Cap Growth	39,214,250	1,170,000	2,415,001	367,005	1,180,064	39,516,318	4,032,277	—
Goldman Sachs Small-Cap Value	92,375,962	—	—	1,516,910	—	93,892,872	3,889,514	—
Goldman Sachs Strategic Income	102,743,155	5,355,000	6,020,000	(524,740)	(196,172)	101,357,243	10,613,324	—
Government Money Market	50,993,163	33,097	51,026,260	—	—	—	—	—
High Yield	79,005,460	—	—	549,194	—	79,554,654	7,845,627	49,699
Hotchkis & Wiley Large-Cap Value	322,228,540	55,244,869	71,215,000	(18,961,051)	18,997,137	306,294,495	10,299,075	—
International Growth	516,810,254	5,330,000	26,090,000	(433,306)	9,896,325	505,513,273	27,699,357	—
International Value	482,975,817	5,330,000	26,089,999	(31,142,431)	10,395,285	441,468,672	21,704,458	—
Jennison Large-Cap Growth	258,273,711	7,540,000	15,515,000	21,590,180	6,267,666	278,156,557	8,083,597	—
Loomis Sayles Large-Cap Growth	439,808,185	13,200,000	27,144,999	(944,471)	15,859,568	440,778,283	8,548,842	—
Lord Abbett Core Fixed Income	248,287,014	12,510,000	14,010,000	(4,652,283)	362,679	242,497,410	19,524,751	—
MFS Growth	248,257,558	7,540,000	15,515,000	20,941,793	9,033,396	270,257,747	10,163,887	—
MFS Large-Cap Value	409,225,240	5,370,395	3,973,540	(17,080,517)	1,392,739	394,934,317	20,431,160	—

B15

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Neuberger Berman/LSV Mid-Cap Value	$23,806,725	$205,000	$2,790,000	$(1,100,090)	$1,049,906	$21,171,541	608,028	$—
Parametric Emerging Markets Equity	9,950,708	—	4,937,999	(891,432)	124,864	4,246,141	454,619	—
Prudential Core Bond	867,924,306	42,885,000	47,994,999	(22,625,957)	5,136,179	845,324,529	70,151,413	—
PGIM Core Ultra Short Bond Fund	1,117,747,980	672,863,240	662,191,799	—	—	1,128,419,421	1,128,419,421	10,381,088
QMA International Core Equity	249,612,919	2,660,000	13,055,000	(11,134,640)	2,731,547	230,814,826	18,750,189	—
QMA Large-Cap	857,629,935	8,930,000	46,019,999	(2,363,736)	20,661,846	838,838,046	44,149,371	—
Small Cap Growth Opportunities	101,307,366	14,805,000	17,015,000	1,327,676	8,370,098	108,795,140	4,983,744	—
Small-Cap Growth	100,609,856	14,805,000	17,015,000	2,368,664	7,781,030	108,549,550	2,198,695	—
Small-Cap Value	103,092,273	28,565,000	32,600,000	(9,857,995)	11,135,985	100,335,263	3,397,740	—
T. Rowe Price Large-Cap Growth	319,979,957	9,420,000	19,390,000	26,650,443	11,342,406	348,002,806	8,973,770	—
T. Rowe Price Large-Cap Value	318,996,131	58,258,385	71,056,000	(17,309,411)	13,550,289	302,439,394	20,203,032	—
Templeton Global Bond	254,512	—	—	(4,165)	—	250,347	23,137	—
WEDGE Capital Mid-Cap Value	24,083,942	205,000	2,790,000	(1,591,691)	1,348,594	21,255,845	832,583	—
Wellington Management Global Bond	704,950,047	35,740,000	39,990,001	2,619,635	1,953,818	705,273,499	65,790,438	—
Western Asset Core Plus Bond	583,540,140	28,590,000	32,000,000	(23,102,339)	5,061,402	562,089,203	45,293,248	—
Western Asset Emerging Markets Debt	26,386,913	—	12,255,000	(1,981,603)	210,846	12,361,156	1,162,856	—

	$11,371,151,884	$1,135,499,986	$1,560,922,706	$(157,864,046)	$230,741,997	$11,018,607,115		$10,430,787

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
BlackRock Global Strategies
PGIM Core Ultra Short Bond Fund	$684,991,012	$1,391,181,955	$1,523,350,928	$—	$—	$552,822,039	552,822,039	$5,058,306
PGIM Institutional Money Market Fund	52,909,811	186,047,066	142,011,787	12,799	(4,440)	96,953,449	96,943,755	207,322	**

	$737,900,823	$1,577,229,021	$1,665,362,715	$12,799	$(4,440)	$649,775,488		$5,265,628

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Fidelity Institutional AMSM Quantitative
PGIM Core Ultra Short Bond Fund	$634,111,552	$1,563,031,760	$1,660,292,429	$—	$—	$536,850,883	536,850,883	$5,357,014
PGIM Institutional Money Market Fund	199,174,707	512,996,750	511,160,616	17,853	(608)	201,028,086	201,007,985	488,030	**

	$833,286,259	$2,076,028,510	$2,171,453,045	$17,853	$(608)	$737,878,969		$5,845,044

B16

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Preservation Asset Allocation
AB Global Bond	$638,197,189	$17,250,000	$40,625,000	$(6,788,633)	$2,714,033	$610,747,589	56,603,113	$—
AQR Emerging Markets Equity	7,981,396	58,000	4,133,000	(1,262,862)	648,375	3,291,909	278,033	—
AQR Large-Cap	315,128,918	5,395,000	30,915,000	(7,580,958)	13,911,506	295,939,466	15,851,069	—
BlackRock Low Duration Bond	36,115,072	29,415,000	1,760,001	(77,823)	41,640	63,733,888	5,945,325	—
BlackRock/Loomis Sayles Bond	190,400,325	5,070,000	11,960,000	(3,373,835)	728,620	180,865,110	13,447,220	—
ClearBridge Dividend Growth	167,538,874	3,090,000	17,664,999	(9,540,729)	7,598,401	151,021,547	8,679,399	—
Goldman Sachs Global Income	299,101,867	8,120,000	19,530,000	(3,693,885)	964,628	284,962,610	26,857,927	—
Goldman Sachs Large-Cap Value	87,875,880	1,135,000	51,570,615	(10,998,651)	10,084,020	36,525,634	1,200,317	—
Goldman Sachs Mid-Cap Growth	16,267,652	450,000	1,570,001	(135,082)	778,355	15,790,924	1,611,319	—
Goldman Sachs Small-Cap Value	47,216,231	—	—	775,340	—	47,991,571	1,988,052	—
Goldman Sachs Strategic Income	108,769,449	3,035,000	7,194,999	(492,588)	(243,779)	103,873,083	10,876,763	—
Government Money Market	64,348,065	41,765	64,389,830	—	—	—	—	62,715
High Yield	89,246,880	—	—	620,386	—	89,867,266	8,862,649	—
Hotchkis & Wiley Large-Cap Value	116,640,594	23,755,664	35,515,001	(10,516,843)	10,802,400	105,166,814	3,536,208	—
International Growth	186,870,678	3,620,000	16,574,999	(4,017,233)	7,686,845	177,585,291	9,730,701	—
International Value	176,732,097	3,620,000	16,575,000	(13,621,806)	6,510,462	156,665,753	7,702,348	—
Jennison Large-Cap Growth	94,544,239	2,870,000	10,094,999	6,787,884	3,358,009	97,465,133	2,832,465	—
Loomis Sayles Large-Cap Growth	160,875,593	5,010,000	17,665,000	(2,086,289)	7,690,929	153,825,233	2,983,422	—
Lord Abbett Core Fixed Income	263,869,764	7,100,000	16,740,001	(5,104,471)	524,430	249,649,722	20,100,622	—
MFS Growth	90,761,186	2,870,000	10,095,000	4,941,147	5,896,382	94,373,715	3,549,218	—
MFS Large-Cap Value	154,042,496	—	6,720,144	(7,913,729)	2,330,661	141,739,284	7,332,607	—
Neuberger Berman/LSV Mid-Cap Value	9,641,541	125,000	1,365,000	(528,923)	515,242	8,387,860	240,892	—
Parametric Emerging Markets Equity	4,418,604	35,000	2,255,000	(393,475)	58,497	1,863,626	199,532	—
Prudential Core Bond	923,472,159	24,340,000	57,370,000	(24,709,287)	6,023,994	871,756,866	72,344,968	—
PGIM Core Ultra Short Bond	572,290,076	489,430,414	473,122,791	—	—	588,597,699	588,597,699	5,471,208
QMA International Core Equity	84,294,906	1,805,000	8,294,999	(4,359,892)	1,763,722	75,208,737	6,109,564	—
QMA Large-Cap	316,443,600	5,395,000	30,915,000	(7,023,204)	14,038,673	297,939,069	15,681,004	—
Small-Cap Growth Opportunities	36,394,127	5,430,000	8,065,000	(556,384)	3,977,772	37,180,515	1,703,184	—
Small-Cap Growth	37,973,417	5,430,000	8,065,001	34,718	3,716,159	39,089,293	791,762	—
Small-Cap Value	25,041,287	10,310,000	15,330,001	(1,553,460)	1,601,086	20,068,912	679,611	—
T. Rowe Price Large-Cap Growth	117,114,995	3,580,000	12,620,000	9,058,006	4,772,571	121,905,572	3,143,517	—
T. Rowe Price Large-Cap Value	115,450,865	24,915,096	35,424,999	(7,973,735)	6,829,972	103,797,199	6,933,681	—
Templeton Global Bond	1,443,930	—	—	(23,628)	—	1,420,302	131,266	—
WEDGE Capital Mid-Cap Value	9,756,324	125,000	1,364,999	(755,075)	661,498	8,422,748	329,916	—
Wellington Management Global Bond	750,349,390	20,285,000	47,820,001	2,257,075	2,394,598	727,466,062	67,860,640	—
Western Asset Core Plus Bond	621,253,054	16,235,000	38,255,000	(25,150,453)	6,009,691	580,092,292	46,743,940	—
Western Asset Emerging Markets Debt	30,860,866	—	14,335,000	(2,322,912)	251,923	14,454,877	1,359,819	—

	$6,968,723,586	$729,345,939	$1,135,896,380	$(138,081,289)	$134,641,315	$6,558,733,171		$5,533,923

B17

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Prudential Growth Allocation
PGIM Core Ultra Short Bond Fund	$2,765,496,889	$3,729,203,884	$4,196,178,339	$—	$—	$2,298,522,434	2,298,522,434	$21,422,602
PGIM Institutional Money Market Fund	698,178,624	1,455,661,818	1,462,081,224	110,509	(7,606)	691,862,121	691,792,942	1,442,159	**

	$3,463,675,513	$5,184,865,702	$5,658,259,563	$110,509	$(7,606)	$2,990,384,555		$22,864,761

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
RCM World Trends
PGIM Core Ultra Short Bond Fund	$193,006,953	$524,338,112	$573,042,100	$—	$—	$144,302,965	144,302,965	$1,338,537
PGIM Institutional Money Market Fund	176,891,551	553,015,113	557,235,591	19,494	(346)	172,690,221	172,672,954	456,206	**

	$369,898,504	$1,077,353,225	$1,130,277,691	$19,494	$(346)	$316,993,186		$1,794,743

*	The Funds did not have any capital gain distributions during the reporting period.

**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2018.

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8.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Advanced Strategies	3	100	100
Balanced Asset Allocation	3	100	100
BlackRock Global Strategies	3	100	100
Fidelity Institutional AMSM Quantitative	3	100	100
Preservation Asset Allocation	3	100	100
Prudential Growth Allocation	3	100	100
RCM World Trends	3	100	100

9.	Reorganization

On November 17, 2016, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the AST Defensive Asset Allocation Portfolio and AST Schroders Global Tactical Portfolio (the “Merged Portfolios”) for shares of AST Preservation Asset Allocation Portfolio and AST Prudential Growth Allocation Portfolio (the “Acquiring Portfolios”), respectively, and the assumption of the liabilities of the Merged Portfolios by the Acquiring Portfolios. Shareholders approved each Plan at a meeting on February 16, 2017 and each reorganization took place on April 28, 2017.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investments Cost
AST Defensive Asset Allocation Portfolio	$489,707,887	$464,497,207
AST Schroders Global Tactical Portfolio	7,490,112,893	7,244,573,453

The purpose of the transactions was to combine two portfolios for each merger with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 28, 2017:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Defensive Asset Allocation Portfolio	44,352,725	AST Preservation Asset Allocation Portfolio	32,096,143	$489,790,149
AST Schroders Global Tactical Portfolio	456,363,075	AST Prudential Growth Allocation Portfolio	495,971,032	7,479,269,216

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

B19

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation) on Investments	Acquiring Portfolio	Net Assets
AST Defensive Asset Allocation Portfolio	$489,790,149	$25,210,681	AST Preservation Asset Allocation Portfolio	$6,593,423,020
AST Schroders Global Tactical Portfolio	7,479,269,216	245,539,440	AST Prudential Growth Allocation Portfolio	12,085,908,092

Assuming the acquisitions had been completed on January 1, 2017, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2017 would have been as follows:

Acquiring Portfolio	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Net increase (decrease) in net assets resulting from operations
AST Preservation Asset Allocation Portfolio	$(4,309,917)	$678,120,357	$673,810,440
AST Prudential Growth Allocation Portfolio	249,560,217	2,659,803,634	2,909,363,851

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2017) of the Acquiring Portfolios, plus Net investment income (loss) from the Merged Portfolios pre-merger as follows: AST Defensive Asset Allocation Portfolio $(173,246) and AST Schroders Global Tactical Portfolio $21,615,234.

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2017) of the Acquiring Portfolios, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: AST Defensive Asset Allocation Portfolio $12,704,982 and AST Schroders Global Tactical Portfolio $346,153,536.

Since both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since April 28, 2017 for the Plan.

10.	Other Risks

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. The Portfolios’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes

B20

may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

Emerging Markets and Foreign Securities Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Energy Sector Risk:    The Portfolio concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability.

Foreign Securities Risk:    The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Interest Rate Risk:    The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of rising interest rates, the market price of fixed income instruments generally declines. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in below-market interest rates and reducing the Fund’s value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV.

Leverage Risk:    The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage through borrowings, including loans from certain financial institutions. The Fund may borrow in amounts up to 331/3% (as determined immediately after borrowing) of the Fund’s investable assets. The use of leverage can create special risks. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolios may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Loan Participations and Assignments Risk:    The Fund may invest in fixed, variable and floating rate loans arranged through private negotiations between an issuer and one or more financial institutions. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms

B21

of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

The Fund may have difficulty disposing of loans and loan participations because to do so it will have to assign such instruments to a third party. Because such instruments sometimes may not have a liquid market, from time to time such instruments may only be sold to a limited number of institutional investors. A lack of a liquid secondary market may have an adverse effect on the value of such instruments and the Fund’s ability to dispose of particular loans and loan participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. A lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these instruments for purposes of valuing the Fund’s portfolio and calculating its NAV.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Master Limited Partnership Risk:    The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Portfolio’s investment in MLPs subjects the Portfolio to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Portfolios to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Municipal Bonds Risk:    Municipal bonds are subject to credit risk, market risk and interest rate risk. The Portfolios’ holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Portfolios’ yield or the value of the Portfolios’ investments in municipal bonds.

Non-diversification Risk:    The Portfolio is non-diversified, meaning that the Portfolio may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral

B22

and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Risks of Investing in Treasury Inflation Protected Securities (TIPS):    The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolios hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Portfolios give up the opportunity for capital appreciation in the security.

US Government and Agency Securities Risk:    US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

B23

Financial Highlights

(unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.85		$16.13	$15.05		$14.94	$14.08	$12.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.27	0.26		0.19	0.18	0.14
Net realized and unrealized gain (loss) on investments	(0.06)		2.45	0.81		(0.08)	0.68	1.86

Total from investment operations	0.11		2.72	1.07		0.11	0.86	2.00

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$18.96		$18.85	$16.13		$15.05	$14.94	$14.08

Total Return(a)	0.58	%(g)	16.86%	7.18	%(h)	0.74%	6.11%	16.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,907.1		$9,272.5	$8,475.4		$8,472.7	$8,895.8	$8,426.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(i)	0.87%	0.88%		0.88%	0.89%	0.90%
Expenses Before Waivers and/or Expense Reimbursement	0.91	%(i)	0.90%	0.91%		0.92%	0.92%	0.93%
Net investment income (loss)	1.80	%(i)	1.52%	1.68%		1.28%	1.25%	1.10%
Portfolio turnover rate(j)	131	%(k)	232%	207%		138%	140%	148%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.11%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)	2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.04		$15.70	$14.77	$14.70	$13.80	$11.73

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(0.01)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.12		2.35	0.95	0.09	0.92	2.09

Total from investment operations	0.12		2.34	0.93	0.07	0.90	2.07

Net Asset Value, end of period	$18.16		$18.04	$15.70	$14.77	$14.70	$13.80

Total Return(a)	0.67%		14.90%	6.30%	0.48%	6.52%	17.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,076.2		$11,444.6	$10,593.7	$10,497.4	$11,009.6	$10,590.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	0.03	%(e)	(0.04)%	(0.10)%	(0.14)%	(0.14)%	(0.15)%
Portfolio turnover rate(f)	5	%(g)	15%	18%	25%	16%	47%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.03		$12.45	$11.64		$12.00	$11.45	$10.32

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.20	0.17		0.13	0.12	0.09
Net realized and unrealized gain (loss) on investments	(0.13)		1.38	0.64		(0.49)	0.43	1.04

Total from investment operations	0.01		1.58	0.81		(0.36)	0.55	1.13

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$14.04		$14.03	$12.45		$11.64	$12.00	$11.45

Total Return(a)	0.07	%(g)	12.69%	6.96	%(g)	(3.00)%	4.80%	10.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,464.9		$2,501.9	$2,277.0		$2,221.5	$2,325.9	$2,207.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(h)	1.11%	1.12	%(i)	1.10%	1.11%	1.10%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(h)	1.12%	1.12	%(i)	1.10%	1.11%	1.11%
Net investment income (loss)	2.00	%(h)	1.50%	1.42%		1.05%	1.01%	0.98%
Portfolio turnover rate(j)	115	%(k)	250%	280%		253%	266%	380%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)	The expense ratio includes interest expense on short sales of 0.01% for the year ended December 31, 2016.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Fidelity Institutional AMSM Quantitative Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.85		$12.75	$12.23		$12.11	$11.74	$10.23

Income (Loss) From Investment Operations
Net investment income (loss)	0.13		0.18	0.17		0.16	0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.21)		1.92	0.35		(0.04)	0.17	1.33

Total from investment operations	(0.08)		2.10	0.52		0.12	0.37	1.51

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$14.77		$14.85	$12.75		$12.23	$12.11	$11.74

Total Return(a)	(0.54	)%(g)	16.47%	4.25	%(g)	0.99%	3.15%	14.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,029.0		$5,303.7	$4,791.5		$4,819.7	$4,929.2	$5,030.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(h)	0.94%	0.87%		0.80%	0.82%	0.89%
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(h)	0.94%	0.94%		0.94%	0.94%	0.93%
Net investment income (loss)	1.72	%(h)	1.33%	1.34%		1.31%	1.45%	1.79%
Portfolio turnover rate(i)(j)	64	%(k)	152%	174%		125%	241%	69%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests. (c) Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)	2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.19		$14.70	$13.94	$13.92	$13.16	$12.05

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(0.01)	(0.02)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.02)		1.50	0.78	0.04	0.77	1.13

Total from investment operations	(0.02)		1.49	0.76	0.02	0.76	1.11

Net Asset Value, end of period	$16.17		$16.19	$14.70	$13.94	$13.92	$13.16

Total Return(a)	(0.12)%		10.14%	5.45%	0.14%	5.78%	9.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,580.7		$6,996.2	$6,601.5	$6,781.4	$7,488.2	$7,669.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	0.01	%(e)	(0.06)%	(0.11)%	(0.14)%	(0.15)%	(0.15)%
Portfolio turnover rate(f)	4	%(g)	16%	17%	29%	19%	30%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.59		$14.29	$12.98		$13.06	$11.96	$10.22

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.20	0.19		0.16	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.13)		2.10	1.12		(0.24)	0.95	1.61

Total from investment operations	0.01		2.30	1.31		(0.08)	1.10	1.74

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$16.60		$16.59	$14.29		$12.98	$13.06	$11.96

Total Return(a)	0.06	%(g)	16.10%	10.09	%(g)	(0.61)%	9.20%	17.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19,425.2		$20,624.6	$11,314.4		$10,796.4	$7,157.2	$6,379.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(h)	0.87%	0.90%		0.92%	0.92%	0.92%
Expenses Before Waivers and/or Expense Reimbursement	0.87	%(h)	0.87%	0.91%		0.92%	0.93%	0.94%
Net investment income (loss)	1.65	%(h)	1.32%	1.41%		1.21%	1.28%	1.28%
Portfolio turnover rate(i)	63	%(j)	157%	143%		211%	153%	288%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST RCM World Trends Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.68		$12.63	$12.05		$12.07	$11.49	$10.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.18	0.16		0.14	0.14	0.07
Net realized and unrealized gain (loss) on investments	(0.38)		1.87	0.41		(0.16)	0.44	1.21

Total from investment operations	(0.27)		2.05	0.57		(0.02)	0.58	1.28

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$14.41		$14.68	$12.63		$12.05	$12.07	$11.49

Total Return(a)	(1.84	)%(g)	16.23%	4.81	%(h)	(0.17)%	5.05%	12.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,261.1		$5,642.7	$5,074.9		$5,229.6	$4,655.1	$4,457.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(i)	1.02%	1.02%		1.03%	1.00%	0.74%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(i)	1.02%	1.03%		1.03%	1.04%	0.82%
Net investment income (loss)	1.57	%(i)	1.30%	1.30%		1.15%	1.20%	0.73%
Portfolio turnover rate(j)	30	%(k)	48%	41%		51%	34%	153%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.73%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.018% of its management fee through June 30, 2019.

•

The Board noted that the Manager had voluntarily agreed to waive its management fee to the extent the Portfolio’s assets are invested in underlying portfolios to gain exposure to small-cap equity securities.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•

The Board noted that the Portfolio outperformed its benchmark index over the one-year period, performed in line with its benchmark index over the three-year period, and it underperformed its benchmark index over the five- and ten-year periods.

•	The Board noted that, prior to 2016, the Portfolio outperformed its Peer Universe median in five of the previous six calendar years.

•	The Board approved the continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.022% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Fidelity Institutional AMsm Quantitative Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-, three-, and five-year periods, though it underperformed its benchmark index over the ten-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.02% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to continue to monitor performance and to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index for the one- and three-year periods, though it underperformed its benchmark index over the five- and ten-year periods.

•	The Board approved the continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 2ndQuartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST RCM World Trends Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods, though it underperformed over the ten-year period.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

U.S. POSTAGE

PAID

DWIGHT, IL

PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Multi-Sector Fixed Income Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2018

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2018

AST Multi-Sector Fixed Income
Fund Composition	(% of Net Assets	)
Corporate Bonds	86.9%
Commercial Mortgage-Backed Securities	8.2%
Municipal Bonds	1.8%
Sovereign Bonds	0.3%
Preferred Stocks	0.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Multi-Sector Fixed Income Portfolio	Actual	$1,000.00	$945.70	0.75%	$3.62
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.8% BANK LOAN(c) — 0.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Technology Hardware, Storage & Peripherals
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500% (cost $16,674,349)	3.600%	12/31/18	16,845	$16,824,429

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	6,990	7,023,268
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	20,000	19,875,302
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	15,000	14,486,637
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%	06/10/48	15,000	14,919,141
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	20,000	19,894,024
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	20,000	19,133,948
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%	08/10/49	17,500	16,233,418
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	19,800	19,043,545
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	35,000	32,643,401
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%	12/10/49	5,500	5,414,969
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	20,000	19,648,114
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%	02/10/47	8,000	8,132,663
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	10,000	10,019,589
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	23,000	22,728,117
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	20,000	19,877,363
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	2,000	1,977,687
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%	03/10/48	15,000	14,535,773
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	17,000	16,665,843
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%	02/10/48	10,000	9,761,199
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	17,000	16,786,638
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%	07/10/50	13,500	13,429,743
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	25,000	23,456,818
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%	02/10/49	18,000	17,717,216
Commercial Mortgage Trust, Series 2017-COR2, Class A2	3.239%	09/10/50	45,000	43,177,545
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.447%	08/15/48	19,000	18,798,727

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	29,500	$29,327,679
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A4	3.766%	04/15/51	15,000	14,980,713
DBJPM Mortgage Trust, Series 2016-C1, Class A3A	3.015%	05/10/49	10,000	9,609,012
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%	09/10/49	15,000	13,931,264
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%	06/10/50	45,800	45,047,575
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%	06/10/47	15,000	15,071,949
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%	05/10/49	20,000	18,859,260
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%	10/10/49	25,000	23,144,175
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%	01/15/47	10,000	10,198,934
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%	09/15/47	15,000	15,058,610
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%	07/15/48	18,000	17,933,364
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	78	78,530
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,443	1,405,731
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%	08/15/49	17,500	16,198,016
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%	12/15/47	22,000	21,800,665
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	10,000	9,213,968
UBS Commercial Mortgage Trust, Series 2017-C5, Class A4	3.212%	11/15/50	10,000	9,572,426
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	15,000	15,060,045
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%	06/15/48	13,200	13,022,790
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,424,197
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	25,000	23,319,748
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	35,000	32,626,608
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	20,000	18,571,436
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A3	3.330%	12/15/50	15,000	14,538,863

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $863,045,894)				828,376,246

CORPORATE BONDS — 86.9%
Aerospace & Defense — 0.4%
Harris Corp., Sr. Unsec’d. Notes(a)	4.400%	06/15/28	6,500	6,550,813
L3 Technologies, Inc., Gtd. Notes(a)	3.850%	06/15/23	5,675	5,663,200
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	6,183	5,678,516
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	8,015	7,711,327

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Aerospace & Defense (continued)
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.090%	09/15/52	5,135	$4,833,659
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	520,466
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,500,675
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	5,700	5,632,801
United Technologies Corp., Sr. Unsec’d. Notes	6.050%	06/01/36	5,000	5,765,447

				44,856,904

Agriculture — 1.3%
Altria Group, Inc., Gtd. Notes(a)	2.850%	08/09/22	8,580	8,377,376
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	501	796,485
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes(a)	3.750%	09/15/47	10,450	9,709,500
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.764%	08/15/22	15,450	14,814,941
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%	08/15/27	12,900	12,002,176
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.390%	08/15/37	27,600	25,892,711
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A(a)	4.540%	08/15/47	4,500	4,201,954
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/15/20	4,700	4,648,734
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	9,900	9,797,964
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	15,483	15,119,524
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	232,134
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,628	1,562,011
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	979,646
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700%	08/15/35	2,240	2,404,949
Reynolds American, Inc. (United Kingdom), Gtd. Notes(a)	5.850%	08/15/45	6,490	7,085,097
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%	05/01/20	8,000	8,489,283
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41	3,275	3,994,894
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	05/01/40	650	882,368

				130,991,747

Airlines — 1.1%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	4,574	4,561,568
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	8,615	8,879,477
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	10,381	10,013,034
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	3,829	3,743,231
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	5,003	4,855,043
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	316	334,136

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Airlines (continued)
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	466	$508,170
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	01/30/29	4,686	4,647,304
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	7,800	7,630,804
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	10,570	10,500,383
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	20,660	20,426,847
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	05/01/21	1,887	1,971,101
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	02/15/27	2,751	2,803,669
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%	10/11/27	3,748	3,757,450
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates	3.750%	03/03/28	4,715	4,681,202
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	22,392	20,726,116
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	05/15/27	223	221,273

				110,260,808

Auto Manufacturers — 2.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	15,135	14,885,878
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	1,300	1,268,075
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,443,307
Ford Holdings LLC, Gtd. Notes	9.300%	03/01/30	2,450	3,188,329
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	17,868	15,443,545
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%	12/08/46	5,855	5,426,015
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29	2,870	3,125,289
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	16,745	18,779,685
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	9,116	10,711,665
Ford Motor Co., Sr. Unsec’d. Notes	7.750%	06/15/43	1,510	1,798,356
Ford Motor Co., Sr. Unsec’d. Notes	8.900%	01/15/32	891	1,143,815
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	5,300	7,729,567
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22	7,350	7,190,461
General Motors Co., Sr. Unsec’d. Notes(a)	4.000%	04/01/25	800	776,450
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	4,785	4,531,647
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	45,045	46,680,363
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	4,580	4,957,059
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	7,200	7,187,362
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	8,500	8,389,404
General Motors Financial Co., Inc., Gtd. Notes	3.450%	01/14/22	11,580	11,413,711
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	7,450	7,490,560
General Motors Financial Co., Inc., Gtd. Notes	3.950%	04/13/24	3,525	3,449,588
General Motors Financial Co., Inc., Gtd. Notes(a)	4.000%	10/06/26	6,525	6,185,935
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	4,835	4,678,423
General Motors Financial Co., Inc., Gtd. Notes	5.250%	03/01/26	11,130	11,533,240

				211,407,729

Auto Parts & Equipment — 0.3%
Aptiv PLC, Gtd. Notes	3.150%	11/19/20	2,480	2,462,001
Delphi Corp., Gtd. Notes	4.150%	03/15/24	7,000	7,018,431
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%	04/29/20	7,216	7,268,169

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Auto Parts & Equipment (continued)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%	04/29/22	7,747	$7,887,350
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	5,444	5,443,283

				30,079,234

Banks — 9.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%	02/23/23	2,800	2,656,948
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%	04/11/22	8,800	8,583,831
Banco Santander SA (Spain), Sr. Unsec’d. Notes(a)	4.379%	04/12/28	12,600	12,047,195
Bank of America Corp., Jr. Sub. Notes	5.875%	12/31/49	3,315	3,240,413
Bank of America Corp., Jr. Sub. Notes	6.100%	12/29/49	6,300	6,548,219
Bank of America Corp., Jr. Sub. Notes	6.250%	09/29/49	5,075	5,303,375
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	12/29/49	3,075	3,247,969
Bank of America Corp., Jr. Sub. Notes(a)	6.500%	10/29/49	2,000	2,124,999
Bank of America Corp., Sr. Unsec’d. Notes	3.419%	12/20/28	24,217	22,804,527
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	5,500	5,419,315
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	30,835	30,104,039
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	30,900	32,728,973
Bank of America Corp., Sub. Notes	6.110%	01/29/37	1,000	1,148,696
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	10,185	9,974,523
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	12,425	12,265,369
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	33,340	33,417,249
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49	11,245	10,640,581
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%	03/16/25	27,325	25,593,469
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	6,480	6,075,025
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.338%	05/16/24	13,200	13,036,808
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%	05/16/29	4,490	4,448,317
Barclays PLC (United Kingdom), Sub. Notes	5.200%	05/12/26	12,800	12,574,221
BPCE SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.250%	01/11/28	4,000	3,718,726
Capital One Financial Corp., Sr. Unsec’d. Notes	3.300%	10/30/24	12,100	11,492,849
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	600	601,649
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	12/29/49	7,500	7,828,125
Citigroup, Inc., Jr. Sub. Notes	6.250%	12/29/49	3,960	4,108,500
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	24,800	23,594,963
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,800	1,744,651
Citigroup, Inc., Sr. Unsec’d. Notes	4.075%	04/23/29	14,385	14,113,856
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%	01/30/42	8,365	9,662,292
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%	02/15/98	2,825	3,662,841
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,000	2,813,251
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	5,400	5,370,503
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,160	6,059,173
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	17,795	16,921,695
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,570	6,975,368
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24	1,000	983,286
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869%	01/12/29	10,755	10,113,232

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.207%		06/12/24	4,560	$4,563,318
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28	3,335	3,244,109
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25	1,665	1,601,346
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	16,907	16,687,654
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%		01/22/21	26,985	26,115,400
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.950%		02/27/23	1,500	1,440,303
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	2,205	2,045,980
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	731,543
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%		12/29/49	5,250	5,131,875
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%		12/29/49	8,100	8,241,750
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%		12/29/49	3,325	3,370,719
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	10,540	10,178,270
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	9,640	9,082,949
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	223,521
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		05/22/25	2,700	2,632,402
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,500	1,453,348
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	42,400	40,717,889
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%		05/01/29	13,860	13,650,855
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	749,115
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	5,500	5,457,002
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	8,275	8,235,459
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,809,934
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	5,000	4,974,490
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	1,560	1,531,583
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27	6,800	6,636,636
JPMorgan Chase & Co., Jr. Sub. Notes	4.625%		12/31/49	23,500	21,667,000
JPMorgan Chase & Co., Jr. Sub. Notes	5.000%		12/29/49	7,000	7,035,000
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%		12/29/49	1,800	1,773,000
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%		12/29/49	6,990	7,119,315
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829%	(c)	12/29/49	4,400	4,433,000
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%		10/29/49	6,000	6,195,600
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%		07/24/38	52,800	48,765,756
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.964%		11/15/48	24,300	21,849,068
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%		07/24/48	3,525	3,204,312
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260%		02/22/48	34,470	32,446,089
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	277,227
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,240,484
JPMorgan Chase & Co., Sub. Notes	4.125%		12/15/26	9,450	9,330,640

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	01/11/27	10,000	$9,452,512
Morgan Stanley, Jr. Sub. Notes	5.450%	07/29/49	3,675	3,723,253
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	12/29/49	5,215	5,375,101
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	22,700	21,677,757
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	3,760	3,712,045
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	589	579,786
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	15,405	15,358,148
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	1,190	1,192,106
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	17,130	15,872,261
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	4.300%	01/27/45	6,945	6,571,108
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	5,875	7,136,231
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	420	414,268
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	60	60,229
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%	09/21/22	2,000	2,028,492
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	510	508,578
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	5,900	5,731,386
State Street Corp., Jr. Sub. Notes	5.250%	12/29/49	5,005	5,141,386
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	8,490	8,179,238
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	18,640	18,222,732
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	32,859	32,629,383
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A(a)	4.253%	03/23/28	4,880	4,848,654
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	4,085	4,034,570
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	3,135	2,986,494
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	18,425	17,829,482

				932,858,162

Beverages — 1.6%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	11,922,459
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	23,680	24,000,790
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	3,890	4,000,392
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	5,074,330
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	4.000%	04/13/28	8,950	8,929,212
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	4.375%	04/15/38	9,850	9,562,423
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.439%	10/06/48	865	832,413
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.600%	04/15/48	12,845	12,655,591
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450%	05/15/25	23,400	23,320,286
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,679,920
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	5,824	5,937,676
Dr. Pepper Snapple Group, Inc., Gtd. Notes	4.500%	11/15/45	17,400	16,016,419
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	4.057%	05/25/23	10,380	10,405,312
PepsiCo, Inc., Sr. Unsec’d. Notes	3.450%	10/06/46	3,600	3,228,524
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46	6,706	7,034,136

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Beverages (continued)
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.600%	07/17/45	12,645	$13,698,484

				159,298,367

Biotechnology — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	5,974,987
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	507,168
Amgen, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/01/45	13,943	13,288,696
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	21,773	21,528,985
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,326,760
Baxalta, Inc., Gtd. Notes(a)	5.250%	06/23/45	4,890	5,045,604
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	17,708	18,792,108
Celgene Corp., Sr. Unsec’d. Notes(a)	4.550%	02/20/48	20,200	18,446,360
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	6,346,284
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,150	1,126,071
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	21,964	22,480,607
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,177	1,159,214
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,138,680
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.150%	03/01/47	355	339,337
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	9,765,525
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.750%	03/01/46	2,595	2,678,541
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.800%	04/01/44	10,125	10,553,011

				152,497,938

Building Materials — 1.2%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	6,850	6,868,526
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,821,410
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.500%	02/15/47	1,684	1,607,585
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.625%	07/02/44	5,204	5,157,053
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	9,970	9,481,339
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	12,450	12,897,958
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,807,196
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,135,196
Masco Corp., Sr. Unsec’d. Notes	4.500%	05/15/47	8,500	7,440,330
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,629,975
Owens Corning, Gtd. Notes	4.200%	12/01/24	4,868	4,802,641
Owens Corning, Gtd. Notes	4.300%	07/15/47	15,000	12,344,644
Owens Corning, Gtd. Notes	7.000%	12/01/36	7,533	8,726,348
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	6,150	6,073,125
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	7,400	7,418,499
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	06/15/47	27,278	24,765,776
Vulcan Materials Co., Sr. Unsec’d. Notes, 144A	4.700%	03/01/48	4,700	4,391,533

				119,369,134

Chemicals — 3.0%
Albemarle Corp., Sr. Unsec’d. Notes	4.150%	12/01/24	4,773	4,819,956
Ashland LLC, Gtd. Notes	4.750%	08/15/22	6,031	6,067,065
Ashland LLC, Gtd. Notes	6.875%	05/15/43	4,000	4,059,999

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Chemicals (continued)
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	$16,650,501
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,248	6,124,559
CF Industries, Inc., Gtd. Notes(a)	5.150%	03/15/34	7,835	7,266,963
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	14,350	12,663,875
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	8,375	8,315,638
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.125%	11/15/21	12,265	12,502,868
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	25,912	24,407,487
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	3	2,951
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	9,258	9,736,910
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	5,377	6,703,831
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,228,017
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	6,846	6,710,397
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	8,817	8,682,308
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250%	10/15/19	9,400	9,388,250
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	7,150	7,121,245
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	35,780	37,139,368
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	20,665	19,378,765
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	18,629	17,222,121
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,207,230
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,281,864
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,192,838
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	3,370	2,940,527
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	1,937,250
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	819,684
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	3,246	2,845,258
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	9,175	9,242,104
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.625%	03/15/24	1,045	1,015,428
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,778,168
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,187,797
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	8,436	9,717,917
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	7.125%	05/23/36	6,520	8,375,150
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,599,712
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	640,744
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,427,580
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	4.750%	06/01/28	19,450	19,552,718

				306,955,043

Commercial Services — 1.9%
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,161,988
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%	05/01/48	12,125	11,937,985
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,056,955
Ecolab, Inc., Sr. Unsec’d. Notes(a)	3.950%	12/01/47	2,723	2,603,423
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	333	391,613
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	1,800	1,799,696
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	10/15/22	13,000	12,803,913
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	4,800	4,512,204
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	32,800	29,575,760
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%	02/15/45	8,460	7,974,979
ERAC USA Finance LLC, Gtd. Notes, 144A	5.625%	03/15/42	1,000	1,084,094
ERAC USA Finance LLC, Gtd. Notes, 144A(a)	6.700%	06/01/34	1,000	1,200,800
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	3,623	4,527,663

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Services (continued)
George Washington University (The), Unsec’d. Notes	4.126%	09/15/48	5,000	$5,056,746
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	370	346,222
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	12,715	13,933,759
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	160	207,013
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	2,025	1,989,765
Northwestern University, Unsec’d. Notes	3.662%	12/01/57	17,608	17,180,213
Northwestern University, Unsec’d. Notes	4.198%	12/01/47	1,335	1,417,725
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,240,224
Novant Health, Inc., Unsec’d. Notes	4.371%	11/01/43	2,150	2,190,093
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	960	1,131,704
President & Fellows of Harvard College, Unsec’d. Notes	5.625%	10/01/38	17,500	22,203,209
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,302,423
Total System Services, Inc., Sr. Unsec’d. Notes	4.000%	06/01/23	6,920	6,934,615
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	4.674%	09/01/2112	6,976	7,431,016
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	5,000	5,037,500
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,040,000
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	6,475	6,096,793

				190,370,093

Computers — 1.3%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	15,788,354
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	22,938,336
Apple, Inc., Sr. Unsec’d. Notes	3.750%	09/12/47	6,960	6,523,034
Apple, Inc., Sr. Unsec’d. Notes(a)	3.850%	05/04/43	16,008	15,284,690
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	10,700	10,092,237
Apple, Inc., Sr. Unsec’d. Notes	4.250%	02/09/47	2,945	2,986,955
Apple, Inc., Sr. Unsec’d. Notes(a)	4.650%	02/23/46	33,995	36,622,820
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,496,338
DXC Technology Co., Sr. Unsec’d. Notes	4.250%	04/15/24	5,000	4,994,552
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.350%	10/15/45	4,965	4,904,800
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	900	898,954
NCR Corp., Gtd. Notes	6.375%	12/15/23	500	518,125

				130,049,195

Distribution/Wholesale — 0.0%
WW Grainger, Inc., Sr. Unsec’d. Notes	4.200%	05/15/47	4,480	4,340,398

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%	05/15/19	15,157	15,247,360
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	11,986	11,611,794
High Street Funding Trust II, Sec’d. Notes, 144A	4.682%	02/15/48	3,420	3,401,429
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	6,550	6,791,404
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	6,867,208
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,558,283

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%	06/17/19	1,755	$1,763,775
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	5,935	5,982,480
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,428,750
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	1,385	1,357,734

				60,010,217

Electric — 11.9%
AEP Texas, Inc., Sr. Unsec’d. Notes	2.400%	10/01/22	5,600	5,378,179
AEP Texas, Inc., Sr. Unsec’d. Notes	3.800%	10/01/47	3,250	3,050,015
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,158,552
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.950%	06/01/28	6,240	6,220,376
AEP Transmission Co. LLC, Sr. Unsec’d. Notes(a)	3.100%	12/01/26	2,080	1,990,106
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750%	12/01/47	10,015	9,304,658
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.000%	12/01/46	5,000	4,882,133
AES Corp., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	750	748,125
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,441,322
Ameren Illinois Co., First Mortgage	3.700%	12/01/47	12,200	11,404,333
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	7,760	7,786,187
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	6,786,273
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,700,251
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%	12/01/24	11,020	10,595,788
Avista Corp., First Mortgage	4.350%	06/01/48	11,005	11,070,864
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	321,385
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.750%	08/15/47	20,800	19,484,863
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.250%	04/15/28	5,100	4,850,346
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.800%	07/15/48	7,145	6,548,374
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	8,150	8,338,032
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	4,800	4,788,548
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	16,000	17,331,110
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,277,121
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	4,742,952
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	18,950	17,470,902
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,271,032
Commonwealth Edison Co., First Mortgage	3.750%	08/15/47	7,610	7,127,638
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,380,167
Commonwealth Edison Co., First Mortgage	4.000%	03/01/48	7,045	6,891,419
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	4,752,307
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,153,122
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,005,874
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	6,925	6,490,928
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.950%	03/01/43	4,905	4,766,981
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	1,785	1,742,094
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	8,185,749
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.500%	05/15/58	15,000	14,908,918
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,525,884
Consumers Energy Co., First Mortgage	3.250%	08/15/46	5,075	4,439,100

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Consumers Energy Co., First Mortgage	4.350%	08/31/64	6,520	$6,503,230
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	8,795,215
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.250%	06/01/28	6,160	6,150,187
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.700%	12/01/44	1,625	1,636,103
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,109,540
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	16,623,650
DTE Electric Co., General Ref. Mortgage	3.700%	06/01/46	1,305	1,243,139
DTE Electric Co., General Ref. Mortgage	3.750%	08/15/47	7,040	6,646,337
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	5,800	5,665,608
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	514,239
DTE Electric Co., General Ref. Mortgage	4.050%	05/15/48	6,850	6,802,475
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	5,784,816
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,006,475
Duke Energy Carolinas LLC, First Mortgage	3.950%	03/15/48	11,280	10,947,348
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	13,144,970
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,110,687
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	9,771,306
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	14,955	14,180,961
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,294,225
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,213,511
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.950%	08/15/47	3,955	3,609,924
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	10,280	9,015,338
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	447,406
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	7,380,686
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,526,424
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	10,295	9,474,818
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,202,310
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	4,739,034
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	577,677
Duke Energy Progress LLC, First Mortgage	6.125%	09/15/33	4,400	5,216,833
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	4,937,319
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,009,072
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,355,042
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	20,050	19,701,138
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500%	04/06/28	18,460	16,587,660
Eversource Energy, Sr. Unsec’d. Notes(a)	3.300%	01/15/28	4,660	4,429,780
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,236,617
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	2,992,671
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	10,000	10,008,135
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	10,000	10,586,163
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	12,250	12,525,322
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,525,585
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,546,582
Florida Power & Light Co., First Mortgage	3.700%	12/01/47	3,870	3,640,322
Florida Power & Light Co., First Mortgage(a)	3.950%	03/01/48	16,395	16,085,449
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	7,640,893
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	7,650	6,969,947
Idaho Power Co., First Mortgage	4.200%	03/01/48	6,300	6,360,930
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	7,496,076
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	13,927,422
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	720,114

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	$9,671,207
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,118,849
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,045,610
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48	5,330	5,239,200
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,078,191
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	986,357
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	712,671
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	9,760,824
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	9,981,541
MidAmerican Energy Co., First Mortgage	3.650%	08/01/48	22,370	20,635,742
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	16,575,335
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,188,063
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,635,178
New England Power Co. (United Kingdom), Sr. Unsec’d. Notes, 144A	3.800%	12/05/47	7,320	7,003,775
New York State Electric & Gas Corp., Sr. Unsec’d. Notes, 144A	3.250%	12/01/26	8,110	7,781,459
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,322,189
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	7,643,812
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	15,608,161
Northern States Power Co., First Mortgage	3.600%	09/15/47	11,350	10,462,950
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	4,756,886
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,576,212
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	2,000	2,055,000
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	6,425	6,842,625
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,014,072
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	9,050,461
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.150%	04/01/47	3,655	3,663,844
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,433,720
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	2.950%	03/01/26	9,390	8,375,880
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	9,417,195
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	3.950%	12/01/47	7,815	6,685,357
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.000%	12/01/46	20,000	17,236,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	4,248,560
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,156,473
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	12,023,225
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	7,045	7,607,684
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,384,018
PECO Energy Co., First Mortgage	3.700%	09/15/47	3,840	3,610,792
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,731,750
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250%	03/15/28	6,010	5,603,608
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	811,307
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	7,772,309
PPL Electric Utilities Corp., First Mortgage	3.950%	06/01/47	4,460	4,348,109
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,440,554
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	634,779
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	30,555,814
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	11,741,054
Public Service Co. of Colorado, First Mortgage	3.550%	06/15/46	9,880	8,961,261
Public Service Co. of Colorado, First Mortgage	3.700%	06/15/28	2,000	2,009,429
Public Service Co. of Colorado, First Mortgage	4.100%	06/15/48	4,735	4,750,545
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	168,583

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	$4,249,373
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	2,942,813
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	1,976,788
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	1,960,480
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	16,447,061
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	1,787	1,816,756
San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48	37,545	37,653,228
San Diego Gas & Electric Co., First Mortgage	5.350%	05/15/40	773	901,426
Sempra Energy, Sr. Unsec’d. Notes	3.250%	06/15/27	17,500	16,305,522
Sempra Energy, Sr. Unsec’d. Notes	3.400%	02/01/28	19,250	18,059,828
South Carolina Electric & Gas Co., First Mortgage	4.500%	06/01/64	13,545	12,336,786
Southern California Edison Co., First Ref. Mortgage	3.600%	02/01/45	4,330	3,770,115
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	28,115	26,255,517
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,440,257
Southern California Edison Co., First Ref. Mortgage	4.125%	03/01/48	1,700	1,608,422
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	973,551
Southern Co. (The), Sr. Unsec’d. Notes	4.250%	07/01/36	15,000	14,735,562
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,048,261
Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	4,470	4,115,597
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	571,808
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,400,721
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,434,596
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%	06/01/46	11,770	11,107,786
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	9,175	8,557,419
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%	03/15/27	7,920	7,776,173
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.800%	04/01/28	5,355	5,323,887
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.800%	09/15/47	23,150	21,116,569
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	1,399	1,336,745
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	8,500	8,358,050
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	3,835	3,895,977
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,085,953
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,764,608
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	3,001,842
Westar Energy, Inc., First Mortgage	4.250%	12/01/45	4,365	4,414,821
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	2,780	2,936,548
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%	06/01/44	3,850	3,878,639
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%	11/01/44	5,000	5,405,285
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,145	4,939,515

				1,206,951,224

Electronics — 0.4%
Fortive Corp., Sr. Unsec’d. Notes	4.300%	06/15/46	13,160	12,382,454
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42	9,216	10,180,058

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electronics (continued)
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%	12/17/18	1,350	$1,347,805
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%	02/03/22	8,100	8,139,046
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%	10/01/37	8,475	11,407,663

				43,457,026

Entertainment — 0.0%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	800	783,900

Environmental Control — 0.1%
Republic Services, Inc., Sr. Unsec’d. Notes	3.375%	11/15/27	7,965	7,548,993

Foods — 1.8%
Cencosud SA (Chile), Gtd. Notes, 144A	4.875%	01/20/23	4,146	4,143,898
JM Smucker Co. (The), Gtd. Notes	4.375%	03/15/45	8,500	7,883,821
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%	10/01/40	11,690	12,761,559
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000%	06/01/26	3,370	3,034,765
Kraft Heinz Foods Co., Gtd. Notes(a)	4.000%	06/15/23	14,420	14,377,051
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	19,550	16,912,776
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	16,515	16,269,078
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	6,800	6,615,229
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40	500	563,755
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	8,633	10,327,748
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	8,500	10,316,028
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	5,429,129
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	4,823,803
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	8,000	7,276,203
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48	25,880	24,437,629
Kroger Co. (The), Sr. Unsec’d. Notes(a)	5.000%	04/15/42	1,150	1,133,742
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	454,312
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	7,499,015
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,117,076
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	1,617,770
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,111,208
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.550%	06/02/27	12,390	11,721,724
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.550%	06/02/47	4,660	4,462,668

				177,289,987

Forest Products & Paper — 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.250%	06/01/28	2,960	3,712,598
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	126	153,474
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.750%	11/15/29	1,730	2,316,631
International Paper Co., Sr. Unsec’d. Notes(a)	4.350%	08/15/48	13,405	12,024,730
International Paper Co., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	28,560	27,684,845
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	965	975,012
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46	1,726	1,756,152
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	12,880	14,221,014
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,660,674

				65,505,130

Gas — 0.9%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	5,120	5,167,441
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes.	4.100%	09/01/47	2,610	2,485,543

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Gas (continued)
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	$948,680
NiSource, Inc., Sr. Unsec’d. Notes	4.375%	05/15/47	15,000	14,568,388
NiSource, Inc., Sr. Unsec’d. Notes	4.800%	02/15/44	10,310	10,704,428
NiSource, Inc., Sr. Unsec’d. Notes	5.650%	02/01/45	3,000	3,425,113
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,905	5,373,370
Southern California Gas Co., First Mortgage	4.125%	06/01/48	9,445	9,464,081
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,684,600
Southern Co. Gas Capital Corp., Gtd. Notes	3.250%	06/15/26	9,414	8,934,539
Southern Co. Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	5,076,124
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	750	734,846
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	05/30/47	19,383	19,175,629
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,454,074

				94,196,856

Healthcare-Products — 1.2%
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	26,030	25,946,504
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	4,800	5,167,338
Becton Dickinson & Co., Sr. Unsec’d. Notes	5.000%	11/12/40	5,190	5,126,320
Becton Dickinson & Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	2,761,894
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,475,402
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	6,562	6,786,413
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	7,952,527
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	30,399	32,224,295
Stryker Corp., Sr. Unsec’d. Notes	3.650%	03/07/28	2,095	2,037,949
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	6,525,419
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	4.100%	08/15/47	21,800	20,629,228
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	5,000	4,759,554

				121,392,843

Healthcare-Services — 3.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,865	1,725,829
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,465	4,957,934
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27	6,550	6,204,745
Anthem, Inc., Sr. Unsec’d. Notes	4.101%	03/01/28	4,075	3,986,308
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	2,600	2,520,271
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	967,146
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	501,080
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	720	742,955
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	17,310	17,054,992
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	2,672	3,031,762
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	23,855,233
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47	6,650	6,871,781
Dartmouth-Hitchcock Health, Sec’d. Notes(a)	4.178%	08/01/48	12,000	12,007,367
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47	5,125	5,035,830
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,624,755
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	778,125
HCA, Inc., Gtd. Notes	5.875%	02/15/26	4,000	4,035,000
HCA, Inc., Sr. Sec’d. Notes(a)	5.250%	04/15/25	3,500	3,500,000
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970%	11/01/48	21,125	21,277,194
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	12,425	12,582,120
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,137,625

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Services (continued)
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	$1,773,046
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	11,789,424
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,415,977
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	6,949	6,950,811
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	2,813,674
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	13,575	14,023,349
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	868,696
NYU Langone Hospitals, Sec’d. Notes	4.784%	07/01/44	7,305	7,993,525
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,350,977
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,368,713
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,484,113
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,425,929
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(a)	4.700%	03/30/45	7,800	7,794,523
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	12,447,553
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	4.000%	11/28/44	3,720	3,724,215
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	8,850	8,496,268
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,785,889
Sutter Health, Unsec’d. Notes	3.695%	08/15/28	2,400	2,380,810
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,557,955
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.850%	06/15/28	27,300	27,342,385
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	1,952,266
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	04/15/47	13,715	13,653,324
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	06/15/48	7,390	7,410,497
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	6,816	7,168,594
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,127,064
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%	07/15/45	6,845	7,313,272

				303,810,901

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,500	8,773,749
Lennar Corp., Gtd. Notes(a)	4.750%	11/29/27	8,045	7,544,601
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	600,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,331,584
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25	915	880,688

				21,130,622

Home Furnishings — 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%	06/15/21	700	725,846
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%	03/01/43	450	464,482

				1,190,328

Household Products/Wares — 1.0%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%	07/30/46	15,400	13,261,802
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%	03/12/25	28,175	26,168,971
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%	06/24/22	44,150	42,211,074

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Household Products/Wares (continued)
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/26/24	21,245	$20,071,014
SC Johnson & Son, Inc., Sr. Unsec’d. Notes, 144A	4.000%	05/15/43	425	416,269

				102,129,130

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	4,019	3,958,773
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%	11/01/25	9,150	8,723,982
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	885	883,602
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46	27,343	26,651,057

				40,217,414

Insurance — 1.9%
Allstate Corp. (The), Sub. Notes	5.750%	08/15/53	800	821,999
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	2,700	2,712,432
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	7,500	6,481,838
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	17,735	16,515,416
American International Group, Inc., Sr. Unsec’d. Notes	4.750%	04/01/48	520	501,212
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	2,400	2,345,014
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	3,435	3,393,733
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	7,245	7,577,879
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	8,532	9,020,056
AXIS Specialty Finance PLC, Gtd. Notes	5.150%	04/01/45	3,700	3,629,752
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%	05/15/43	2,250	2,266,556
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%	05/15/42	645	659,104
Berkshire Hathaway Finance Corp., Gtd. Notes	5.750%	01/15/40	900	1,074,431
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%	03/01/26	27,363	27,907,463
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	4.868%	06/01/44	2,540	2,553,314
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%	04/15/43	200	188,471
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	5,635	5,691,953
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	3,490	3,489,952
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35	12,952	15,469,099
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	18,084	22,077,466
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	4,385	5,216,086
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	6,248	7,847,699
Markel Corp., Sr. Unsec’d. Notes	4.300%	11/01/47	2,195	2,028,720
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	100	102,392
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46	3,270	3,327,698
Progressive Corp. (The), Jr. Sub. Notes	5.375%	12/31/49	4,000	3,980,000
Provident Cos., Inc., Sr. Unsec’d. Notes	7.250%	03/15/28	3,600	4,272,373
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34	1,700	2,058,643
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47	26,445	25,290,202
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	350	368,438
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	629,712
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%	08/01/44	2,675	2,741,534

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Insurance (continued)
XLIT Ltd. (Bermuda), Gtd. Notes	5.250%	12/15/43	2,962	$3,257,069

				195,497,706

Iron/Steel — 0.0%
Nucor Corp., Sr. Unsec’d. Notes	4.400%	05/01/48	2,500	2,458,876

Lodging — 0.4%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,593,750
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	22,630	21,033,892
Marriott International, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	13,500	13,460,711

				37,088,353

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	4,200	4,363,950
Caterpillar, Inc., Sr. Unsec’d. Notes	6.050%	08/15/36	2,200	2,723,771

				7,087,721

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,138,186

Media — 3.5%
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	9,675	10,695,549
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,697,704
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	4,831	5,795,020
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,442,356
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,362,703
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	4,865	6,856,097
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	5,789,999
Belo Corp., Gtd. Notes	7.250%	09/15/27	150	154,499
CBS Corp., Gtd. Notes	2.900%	01/15/27	2,615	2,329,667
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47	61,252	55,622,812
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	21,503	22,470,780
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	10,574	11,145,370
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	10,596	11,360,038
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,030	5,662,390
Comcast Corp., Gtd. Notes	3.300%	02/01/27	3,245	3,053,064
Comcast Corp., Gtd. Notes	3.400%	07/15/46	18,415	14,933,103
Comcast Corp., Gtd. Notes	3.900%	03/01/38	15,000	13,612,018
Comcast Corp., Gtd. Notes	3.969%	11/01/47	1,814	1,597,878
Comcast Corp., Gtd. Notes(a)	3.999%	11/01/49	8,598	7,557,208
Comcast Corp., Gtd. Notes	4.049%	11/01/52	6,355	5,543,065
Comcast Corp., Gtd. Notes	4.200%	08/15/34	10,000	9,549,318
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	5,947,190
Comcast Corp., Gtd. Notes	4.600%	08/15/45	25,148	24,230,461
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	9,747,611
Discovery Communications LLC, Gtd. Notes, 144A	3.950%	06/15/25	3,800	3,704,384
Discovery Communications LLC, Gtd. Notes	4.950%	05/15/42	2,935	2,747,493

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	$527,485
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes(a)	6.125%	01/31/46	5,424	5,600,448
TEGNA, Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,012,500
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	3,050	2,837,606
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	7,590	7,425,366
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	2,785	2,954,502
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	4,700	5,010,590
Viacom, Inc., Jr. Sub. Notes(a)	6.250%	02/28/57	2,835	2,686,163
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	9,550	8,735,642
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	27,586	25,908,373
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.850%	09/01/43	4,455	4,452,993
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,115,125
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	4,600	4,709,250
Warner Media LLC, Gtd. Notes	4.650%	06/01/44	19,400	17,218,738
Warner Media LLC, Gtd. Notes	4.750%	03/29/21	5,026	5,186,264
Warner Media LLC, Gtd. Notes	4.900%	06/15/42	2,700	2,484,769
Warner Media LLC, Gtd. Notes	5.350%	12/15/43	5,020	4,901,862

				354,375,453

Mining — 1.8%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	2,805	2,933,609
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.450%	10/15/35	5,000	5,952,809
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	15,000	17,618,971
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,306	1,351,064
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	8,800	9,761,871
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	4,615	5,140,736
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%	09/15/38	4,470	5,647,497
Barrick PD Australia Finance PTY Ltd. (Canada), Gtd. Notes	5.950%	10/15/39	18,522	20,674,375
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	935	923,407
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	11,580	12,992,886
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	1,215	1,270,055
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	4,085	4,078,968
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	6,250	6,406,250
Newmont Mining Corp., Gtd. Notes	5.875%	04/01/35	7,000	8,022,531
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(a)	3.750%	06/15/25	8,335	8,383,510
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	5.200%	11/02/40	7,083	8,008,095
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	4.750%	03/22/42	2,100	2,257,775
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	9,485	10,093,276
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	10,177	11,695,130
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	10,050	9,019,875
WMC Finance USA Ltd. (Australia), Gtd. Notes	6.250%	05/15/33	2,000	2,466,648
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.625%	12/15/27	9,903	9,488,402

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Mining (continued)
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.950%		07/15/24	13,721	$13,706,044

					177,893,784

Miscellaneous Manufacturing — 0.4%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,012,499
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22	1,000	1,001,249
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	3,465	3,218,131
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	529,837
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.300%		09/15/46	7,685	6,603,834
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.200%		03/16/47	19,212	19,264,958
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,505,713
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	8,925,721
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	785,826

					42,847,768

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,445,927

Office/Business Equipment — 0.4%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625%		09/15/20	3,400	3,315,000
Xerox Corp., Sr. Unsec’d. Notes	3.625%		03/15/23	33,643	32,280,267

					35,595,267

Oil & Gas — 6.1%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	4,290	5,313,960
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%		07/15/24	3,347	3,216,111
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,656,224
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.536%	(s)	10/10/36	40,612	17,186,717
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	16,974,216
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,149,683
Andeavor, Gtd. Notes	5.125%		12/15/26	11,560	12,051,109
Andeavor, Sr. Unsec’d. Notes	3.800%		04/01/28	10,000	9,444,693
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	2,851,221
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	15,435,804
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	7,500	7,446,787
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	9,033	9,848,776
Apache Corp., Sr. Unsec’d. Notes	7.950%		04/15/26	6,000	7,246,030
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	2,917,360
Burlington Resources Finance Co., Gtd. Notes	7.400%		12/01/31	2,700	3,497,324
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%		03/15/38	14,670	17,037,754
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%		06/30/33	2,000	2,342,458
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, GMTN	4.950%		06/01/47	20,000	20,642,419
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27	5,000	4,815,970
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42	3,300	2,814,615
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	19,015	17,912,815
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		06/15/37	22,065	21,795,220

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400%	06/15/47	26,860	$26,295,921
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	12,584	12,906,150
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	12,200	13,397,542
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	8,385	8,453,194
ConocoPhillips Co., Gtd. Notes(a)	4.150%	11/15/34	847	849,038
ConocoPhillips Co., Gtd. Notes(a)	4.950%	03/15/26	14,705	15,848,739
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%	04/15/29	3,300	4,066,773
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	1,500	1,522,174
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	10,000	10,126,339
Devon Energy Corp., Sr. Unsec’d. Notes	4.750%	05/15/42	2,900	2,831,162
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	8,351	8,495,343
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	23,625	25,483,685
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	05/15/19	6,300	6,475,461
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	18,163	20,712,157
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	5,533	5,367,985
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,045	11,296,731
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,050,869
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	8,000	8,260,094
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	6,560	6,778,719
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	10,133	10,120,922
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	5,435	6,661,325
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	9,375	8,639,312
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	3,110	3,292,421
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	500	492,982
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	6,378	6,373,944
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	11,315	11,511,881
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	13,891,350
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.200%	03/15/48	4,505	4,487,939
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	29,440	29,709,713
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.350%	02/12/28	6,575	6,225,210
Petroleos Mexicanos (Mexico), Sr. Unsec’d. Notes, 144A	6.350%	02/12/48	2,025	1,827,563
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,530,997
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,404,565
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	14,525	14,935,773
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	9,375,000
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,595,083
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	10,000	9,798,180
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	3,000	2,905,487
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	8,430	8,639,770
Statoil ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,668,057
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,426,973
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	11/15/47	4,800	4,482,932
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	06/15/38	3,900	4,833,538
Valero Energy Corp., Sr. Unsec’d. Notes	4.350%	06/01/28	31,500	31,360,619
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	7,045	7,128,079

				623,134,957

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.080%	12/15/47	5,905	$5,277,065
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,500	1,482,355
Cameron International Corp., Gtd. Notes	5.125%	12/15/43	2,000	2,114,410
Cameron International Corp., Gtd. Notes	7.000%	07/15/38	4,000	5,027,515
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,807,547
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	9,350	9,415,518
Halliburton Co., Sr. Unsec’d. Notes(a)	7.450%	09/15/39	375	491,890
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A(a)	4.000%	12/21/25	18,895	18,831,913
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	13,965,476

				58,413,689

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	947,309
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	300	294,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	646,875
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,222,544
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,160,977
Silgan Holdings, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/22	1,400	1,414,000
WestRock MWV LLC, Gtd. Notes	7.550%	03/01/47	4,109	5,329,088
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	7,987	10,479,472

				24,494,265

Pharmaceuticals — 5.0%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	902,375
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	8,885	8,496,307
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	9,941,987
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	11,515	11,390,309
AbbVie, Inc., Sr. Unsec’d. Notes	4.300%	05/14/36	5,000	4,769,239
Allergan Funding SCS, Gtd. Notes(a)	3.800%	03/15/25	14,845	14,415,166
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	33,343	31,547,592
Allergan Funding SCS, Gtd. Notes	4.850%	06/15/44	13,540	13,078,242
Allergan Sales LLC, Gtd. Notes, 144A	4.875%	02/15/21	3,975	4,091,253
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.300%	12/15/47	10,340	9,152,488
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,441,819
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,479,658
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	10,053,880
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,110,124
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,183,918
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,141,404
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	559,722
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.300%	03/25/28	8,805	8,685,332
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38	21,700	21,343,503
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	37,490	38,153,429
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	38,765	39,279,808
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	17,968,005
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	17,240	15,752,215
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	16,905	16,782,454
Express Scripts Holding Co., Gtd. Notes	4.800%	07/15/46	19,480	18,524,063

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes(a)	3.875%	05/15/28	11,490	$11,580,557
Johnson & Johnson, Sr. Unsec’d. Notes(a)	3.400%	01/15/38	4,365	4,122,717
Johnson & Johnson, Sr. Unsec’d. Notes(a)	3.625%	03/03/37	8,185	7,998,398
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	22,741,723
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,286,593
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	4,618,183
McKesson Corp., Sr. Unsec’d. Notes	3.796%	03/15/24	6,200	6,119,887
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.125%	11/15/25	3,175	3,234,553
Mylan NV, Gtd. Notes	3.950%	06/15/26	8,750	8,356,211
Mylan NV, Gtd. Notes	5.250%	06/15/46	1,650	1,607,242
Mylan, Inc., Gtd. Notes, 144A	5.200%	04/15/48	32,300	31,057,930
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.000%	11/20/45	19,625	19,679,860
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	6,410	6,663,595
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	20,162,086
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	43,270	40,708,179
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	8,995	8,242,918

				507,424,924

Pipelines — 4.2%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	824,107
Buckeye Partners LP, Sr. Unsec’d. Notes	4.125%	12/01/27	20,000	18,161,654
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/48	5,390	5,226,481
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	1,500	1,528,125
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	5,579	5,265,181
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	10,766	11,331,215
DCP Midstream Operating LP, Gtd. Notes	8.125%	08/16/30	1,000	1,187,500
Energy Transfer Partners LP, Gtd. Notes	4.900%	03/15/35	1,905	1,742,639
Energy Transfer Partners LP, Gtd. Notes	4.950%	06/15/28	4,720	4,705,342
Energy Transfer Partners LP, Gtd. Notes	5.150%	02/01/43	700	624,030
Energy Transfer Partners LP, Gtd. Notes	5.150%	03/15/45	4,650	4,144,671
Energy Transfer Partners LP, Gtd. Notes	5.800%	06/15/38	14,100	13,955,334
Energy Transfer Partners LP, Gtd. Notes(a)	6.000%	06/15/48	7,415	7,414,164
Energy Transfer Partners LP, Gtd. Notes	6.125%	12/15/45	9,130	9,124,796
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,178,558
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.450%	06/01/47	4,900	4,120,020
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600%	04/01/44	1,651	1,428,942
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	1,986,649
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	5,748,867
Enterprise Products Operating LLC, Gtd. Notes	4.875%	08/16/77	7,490	7,003,150
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	34,397	34,464,425
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,040,246
Enterprise Products Operating LLC, Gtd. Notes	5.375%	02/15/78	7,380	6,727,507
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	67,602
EQT Midstream Partners LP, Sr. Unsec’d. Notes	4.750%	07/15/23	22,160	22,124,297
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	19,904	23,416,186
Kinder Morgan Energy Partners LP, Gtd. Notes	5.400%	09/01/44	878	849,479
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,489,925

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
Kinder Morgan, Inc., Gtd. Notes	5.300%	12/01/34	3,079	$3,049,417
Kinder Morgan, Inc., Gtd. Notes(a)	5.550%	06/01/45	11,700	11,777,623
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,349,105
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	5,820	6,084,023
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	557,285
MPLX LP, Sr. Unsec’d. Notes	4.500%	04/15/38	10,000	9,236,474
MPLX LP, Sr. Unsec’d. Notes	4.700%	04/15/48	13,660	12,665,637
MPLX LP, Sr. Unsec’d. Notes(a)	4.875%	12/01/24	6,200	6,391,993
MPLX LP, Sr. Unsec’d. Notes	4.900%	04/15/58	13,580	12,062,695
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	1,300	1,290,380
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	18,615	20,898,286
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37	1,742	2,069,734
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	26,348	25,653,433
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	11,680	10,922,152
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.680%	02/15/45	500	468,693
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.900%	10/01/46	6,500	6,230,318
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	4.800%	03/15/47	1,250	1,298,163
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	8,670	8,031,745
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	576,896
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,706,854
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,644,626
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	2,993,631
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27	16,760	15,825,235
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	9,900	9,935,416
Williams Partners LP, Sr. Unsec’d. Notes	4.850%	03/01/48	8,230	7,840,865
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	7,600	7,260,287
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	19,899	19,655,219
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44	4,950	5,100,576

				421,457,853

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	4,600	4,544,100

Real Estate Investment Trusts (REITs) — 2.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	4,850	4,685,375
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	3,372	3,359,700
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27	14,465	13,673,881
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,322,569
DDR Corp., Sr. Unsec’d. Notes(a)	4.700%	06/01/27	2,020	2,034,348
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,449,143
Equity Commonwealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,246,829
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,080,088
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	9,612,024
HCP, Inc., Sr. Unsec’d. Notes(a)	4.000%	12/01/22	3,900	3,916,219
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	25,380,958
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,628,253

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	$6,035,570
Kimco Realty Corp., Sr. Unsec’d. Notes(a)	3.800%	04/01/27	17,200	16,360,668
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	14,576	12,973,530
Mack-Cali Realty LP, Sr. Unsec’d. Notes	4.500%	04/18/22	4,311	4,197,619
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,021,365
Realty Income Corp., Sr. Unsec’d. Notes(a)	3.875%	04/15/25	1,550	1,528,205
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,581,199
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,192,562
Ventas Realty LP, Gtd. Notes	4.000%	03/01/28	11,554	11,157,935
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	22,715	22,277,361
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,041,888
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,211,799
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,459,357
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,156	17,993,634
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,314,543

				205,736,622

Retail — 3.0%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	20,000	18,959,123
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500%	07/26/47	9,558	9,017,981
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes (original cost $6,714,872; purchased 07/14/14 – 09/19/16)(f)	5.165%	08/01/44	6,800	5,209,284
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	17,675	17,056,375
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000%	05/15/25	15,000	14,659,541
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200%	05/15/28	37,165	35,874,232
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	949,255
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.200%	04/01/43	5,422	5,439,795
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	9,395	9,451,453
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	16,303,132
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	10,172,702
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	8,703,625
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	995,319
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	7,300	7,665,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	3.700%	04/15/46	9,060	8,077,850
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,452,702
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,012,814
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	2.875%	02/15/23	6,000	5,643,972
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	1,460	1,449,733
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	8,994	6,998,166
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,636,160
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	14,400	14,210,361
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	24,252,256
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	4,500	4,151,250
Target Corp., Sr. Unsec’d. Notes	3.625%	04/15/46	14,935	13,305,691
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	21,660	21,842,469
Walmart, Inc., Sr. Unsec’d. Notes	4.050%	06/29/48	30,950	31,166,353

				305,656,594

Semiconductors — 0.9%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	11,246,747
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	32,680	30,910,454

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Semiconductors (continued)
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	4.333%	06/01/23	28,980	$29,029,276
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	2,625	2,733,281
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	2,450	2,443,875
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	4.300%	05/20/47	16,510	15,359,635
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,518,750

				94,242,018

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483%	12/01/27	3,440	3,232,912

Software — 2.7%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,029,720
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	4,070	4,108,256
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	7,807	7,856,225
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	31,445	30,579,840
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	6,370,471
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	44,050	43,061,385
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	4,300	4,266,022
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	9,049	9,726,678
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	52,050	56,501,885
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,454,125
Oracle Corp., Sr. Unsec’d. Notes	3.800%	11/15/37	21,055	19,916,123
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,141,539
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	29,360	27,703,534
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,253,617
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	12,436,264
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	36,910	36,057,059

				273,462,743

Telecommunications — 4.1%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	3,020	3,536,151
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3,085	3,017,218
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	44,149	37,400,254
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	22,285	20,612,380
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	4,049	3,490,600
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	30,631	26,484,575
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	9,273	8,414,076
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.150%	03/15/42	14,670	13,895,654
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	39,020	38,378,249
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	277	270,340
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	3,000	2,944,759
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	11,165	11,641,642
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	1,675	2,393,056
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,325,216
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	6,977,352
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.500%	09/01/44	7,454	6,951,966
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,320,513
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	32,500	32,134,375
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%	05/30/24	8,786	8,665,193

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	677	$631,392
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	27,325	26,461,028
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	49,676	45,290,156
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	1,329	1,180,332
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	04/15/49	16,967	16,523,328
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	64,376	60,491,228
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.250%	03/16/37	31,986	32,849,582

				417,280,615

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	6,095	5,978,569

Transportation — 2.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	7,480	7,544,820
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%	03/15/42	10,600	10,738,248
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	16,340	16,705,767
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.550%	09/01/44	2,455	2,551,823
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	6,575	6,937,103
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	4,633	5,134,897
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,097,360
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	625,416
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,252,064
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	1,995,241
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	17,300,151
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	16,500	15,919,839
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,392,605
CSX Corp., Sr. Unsec’d. Notes(a)	4.250%	11/01/66	14,175	12,255,360
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	10,400	9,862,380
CSX Corp., Sr. Unsec’d. Notes	4.650%	03/01/68	5,672	5,344,898
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,089,941
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	1,682	1,869,490
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,200,413
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	640,406
FedEx Corp., Gtd. Notes	4.050%	02/15/48	14,150	12,710,381
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	752,250
FedEx Corp., Gtd. Notes(a)	4.500%	02/01/65	2,115	1,885,586
FedEx Corp., Gtd. Notes	4.550%	04/01/46	9,780	9,490,083
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,053,736
FedEx Corp., Gtd. Notes	5.100%	01/15/44	10,525	11,034,548

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Transportation (continued)
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	$10,054,470
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.942%	11/01/47	3,667	3,399,662
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,060,278
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	4.050%	08/15/52	1,585	1,445,484
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	852	878,526
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,128,240
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,289,469
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,203,366
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,618,087
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	268,646
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,103,077
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,675,754
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.750%	11/15/47	10,530	9,695,756

				208,205,621

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.125%	08/01/23	20,000	20,059,912
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.200%	04/01/27	7,820	7,706,733

				27,766,645

Water — 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%	09/01/47	7,370	6,804,543
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	5,000	5,060,937

				11,865,480

TOTAL CORPORATE BONDS (cost $9,044,920,610)				8,821,275,971

MUNICIPAL BONDS — 1.8%
California — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	7,300	10,140,283
Los Angeles Department of Water, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,297,265
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,077,830
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,580,240
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,154,691
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	2,560	3,644,083
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,685,387
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	3,008,266
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,182,763

				39,770,808

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	5,512,900

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Illinois — 0.0%
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	$733,176

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	19,000	17,955,380
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	376,233

				18,331,613

New Jersey — 0.5%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	29,125	40,991,690
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	8,638,720

				49,630,410

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,366,775
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	619,360

				1,986,135

Ohio — 0.1%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	8,429,895
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,416,649

				9,846,544

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	9,709,635

South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,183,350

Texas — 0.4%
North Texas Tollway Authority, Revenue Bonds, BABs	6.718%	01/01/49	5,410	7,680,469
Permanent University Fund – University of Texas System, Revenue Bonds	3.376%	07/01/47	25,225	23,358,855
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	8,590,813

				39,630,137

Virginia — 0.1%
University of Virginia, Revenue Bonds	4.179%	09/01/2117	10,570	10,546,852

TOTAL MUNICIPAL BONDS (cost $184,870,818)				186,881,560

SOVEREIGN BONDS — 0.3%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	2.950%	01/11/23	23,800	22,588,033

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	$463,944
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	5.550%	01/21/45	2,400	2,508,000
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	1,750	1,680,350

TOTAL SOVEREIGN BONDS (cost $28,396,603)				27,240,327

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds(a)	3.000%	02/15/48	4,345	4,359,597
U.S. Treasury Notes	2.750%	05/31/23	3,375	3,379,219
U.S. Treasury Notes	2.875%	05/15/28	10,965	10,986,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,606,543)				18,725,660

			Shares
PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%			335,000	8,750,200

Electric — 0.1%
SCE Trust V, 5.450%			565,000	14,379,250

TOTAL PREFERRED STOCKS (cost $22,500,000)				23,129,450

TOTAL LONG-TERM INVESTMENTS (cost $10,179,014,817)				9,922,453,643

SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			103,653,848	103,653,848
PGIM Institutional Money Market Fund (cost $213,949,630; includes $213,518,063 of cash collateral for securities on loan)(b)(w)			213,935,278	213,956,672

TOTAL SHORT-TERM INVESTMENTS (cost $317,603,478)				317,610,520

TOTAL INVESTMENTS — 100.9% (cost $10,496,618,295)				10,240,064,163
Liabilities in excess of other assets(z) — (0.9)%				(90,637,300)

NET ASSETS — 100.0%				$10,149,426,863

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $209,118,951; cash collateral of $213,518,063 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,714,872. The aggregate value of $5,209,284 is 0.1% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
268	2 Year U.S. Treasury Notes	Sep. 2018	$56,769,938	$119,438
2,699	5 Year U.S. Treasury Notes	Sep. 2018	306,652,790	1,923,303
3,953	20 Year U.S. Treasury Bonds	Sep. 2018	573,185,000	17,369,680

				19,412,421

Short Positions:
1,415	10 Year U.S. Treasury Notes	Sep. 2018	170,065,313	(1,073,570)
4,147	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	661,705,688	(17,537,406)

				(18,610,976)

				$801,445

Cash of $9,495,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$16,824,429	$—
Commercial Mortgage-Backed Securities	—	828,376,246	—
Corporate Bonds	—	8,821,275,971	—
Municipal Bonds	—	186,881,560	—
Sovereign Bonds	—	27,240,327	—
U.S. Treasury Obligations	—	18,725,660	—
Preferred Stocks	23,129,450	—	—
Affiliated Mutual Funds	317,610,520	—	—
Other Financial Instruments*
Futures Contracts	801,445	—	—

Total	$341,541,415	$9,899,324,193	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Electric	12.0%
Banks	9.2
Commercial Mortgage-Backed Securities	8.2
Oil & Gas	6.1
Pharmaceuticals	5.0
Pipelines	4.2
Telecommunications	4.1
Media	3.5

Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	3.1%
Chemicals	3.0
Retail	3.0
Healthcare-Services	3.0
Software	2.7
Auto Manufacturers	2.1
Transportation	2.1

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Real Estate Investment Trusts (REITs)	2.0%
Insurance	1.9
Commercial Services	1.9
Municipal Bonds	1.8
Mining	1.8
Foods	1.8
Beverages	1.6
Biotechnology	1.5
Agriculture	1.3
Computers	1.3
Healthcare-Products	1.2
Building Materials	1.2
Airlines	1.1
Household Products/Wares	1.0
Semiconductors	0.9
Gas	0.9
Forest Products & Paper	0.6
Diversified Financial Services	0.6
Oil & Gas Services	0.6
Aerospace & Defense	0.4
Electronics	0.4
Miscellaneous Manufacturing	0.4
Housewares	0.4
Lodging	0.4
Office/Business Equipment	0.4
Auto Parts & Equipment	0.3

Trucking & Leasing	0.3%
Sovereign Bonds	0.3
Packaging & Containers	0.2
Home Builders	0.2
U.S. Treasury Obligations	0.2
Technology Hardware, Storage & Peripherals	0.2
Water	0.1
Capital Markets	0.1
Environmental Control	0.1
Machinery-Construction & Mining	0.1
Textiles	0.1
Real Estate	0.0	*
Distribution/Wholesale	0.0	*
Office Furnishings	0.0	*
Shipbuilding	0.0	*
Machinery-Diversified	0.0	*
Iron/Steel	0.0	*
Home Furnishings	0.0	*
Entertainment	0.0	*

	100.9
Liabilities in excess of other assets	(0.9)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$19,412,421	*	Due from/to broker — variation margin futures	$18,610,976	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(16,192,992)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$19,112,990

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)
$1,089,650,755	$912,530,193

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$209,118,951	$(209,118,951)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $209,118,951:
Unaffiliated investments (cost $10,179,014,817)	$9,922,453,643
Affiliated investments (cost $317,603,478)	317,610,520
Deposit with broker for futures	9,495,000
Dividends and interest receivable	107,931,660
Receivable for portfolio shares sold	7,598,496
Receivable for investments sold	4,827,514
Due from broker-variation margin futures	257,868
Prepaid expenses	9,338

Total Assets	10,370,184,039

LIABILITIES:
Payable to broker for collateral for securities on loan	213,518,063
Payable for investments purchased	4,832,313
Management fees payable	1,531,096
Accrued expenses and other liabilities	528,849
Distribution fee payable	346,490
Affiliated transfer agent fee payable	365

Total Liabilities	220,757,176

NET ASSETS	$10,149,426,863

Net assets were comprised of:
Partners Equity	$10,149,426,863

Net asset value and redemption price per share, $10,149,426,863 / 869,547,062 outstanding shares of beneficial interest	$11.67

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$206,443,756
Affiliated dividend income	743,488
Unaffiliated dividend income	608,882
Income from securities lending, net (including affiliated income of $374,765)	376,483

208,172,609

EXPENSES
Management fees	23,853,414
Distribution fee	12,282,586
Custodian and accounting fees	307,199
Trustees’ fees	53,177
Audit fee	22,910
Legal fees and expenses	17,982
Shareholders’ reports	8,987
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Interest expense	106
Miscellaneous	74,483

Total expenses	36,624,310

NET INVESTMENT INCOME (LOSS)	171,548,299

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,575))	(309,141)
Futures transactions	(16,192,992)

(16,502,133)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $23,295)	(720,349,628)
Futures	19,112,990

(701,236,638)

NET GAIN (LOSS) ON INVESTMENTS	(717,738,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(546,190,472)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$171,548,299	$299,051,467
Net realized gain (loss) on investment and foreign currency transactions	(16,502,133)	11,033,010
Net change in unrealized appreciation (depreciation) on investments	(701,236,638)	434,644,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(546,190,472)	744,728,812

FUND SHARE TRANSACTIONS:
Fund share sold [60,901,361 and 114,548,584 shares, respectively]	719,900,850	1,358,257,299
Fund share repurchased [1,463,120 and 2,781,468 shares, respectively]	(17,313,535)	(32,822,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	702,587,315	1,325,434,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,396,843	2,070,163,366
NET ASSETS:
Beginning of period	9,993,030,020	7,922,866,654

End of period	$10,149,426,863	$9,993,030,020

SEE NOTES TO FINANCIAL STATEMENTS.

A35

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviations are used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

SEE NOTES TO FINANCIAL STATEMENTS.

A36

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the AST Multi-Sector Fixed Income Portfolio (the “Portfolio” or “Multi-Sector Fixed Income”). The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Shares of the Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Portfolio, including: the Portfolio’s Treasurer (or the Treasurer’s direct reports); and the Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolio utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually

B2

received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements:    The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    The Portfolio may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

B3

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolio, has entered into an investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice, investment management and administrative services. At June 30, 2018, the Investment Manager has engaged PGIM, Inc. to serve as Subadviser for the Portfolio through its PGIM Fixed Income Unit.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets, at the annual rate specified below. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse the Portfolio so that management fees plus other annual ordinary operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

B4

	Management Fees	Effective Management Fees
Multi-Sector Fixed Income

0.5325% first $300 million;

0.5225% on next $200 million;

0.5125% on next $250 million;

0.5025% on next $2.5 billion;

0.4925% on next $2.75 billion;

0.4625% on next $4 billion;

0.4425% on next $2.5 billion;

0.4225% on next $2.5 billion;

0.4025% on next $5 billion;

0.3825% in excess of $20 billion

0.49%*

*	The Manager had contractually agreed through June 30, 2018, to limit expenses to 0.83%.

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential. PAD serves as the distributor for the shares of the Portfolio. The Portfolio’s shares are offered and redeemed at their net asset value without any sales load. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of the Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolio may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”) and its securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated $100,538 by PGIM Investments for managing the Portfolio’s securities lending cash collateral as subadviser to the Money Market Fund.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended June 30, 2018 no such transactions were entered into by the Portfolio.

B5

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Multi-Sector Fixed Income	$1,811,463,737	$923,887,929

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$130,407,699	$855,259,766	$882,013,617	$—	$—	$103,653,848	103,653,848	$743,488
PGIM Institutional Money Market Fund	188,311,304	647,665,333	622,038,685	23,295	(4,575)	213,956,672	213,935,278	374,765	**

	$318,719,003	$1,502,925,099	$1,504,052,302	$23,295	$(4,575)	$317,610,520		$1,118,253

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Portfolio’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolio did not utilize the SCA during the period ended June 30, 2018.

8.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Pruco Life Insurance Company of New Jersey (“PLNJ”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

B6

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Multi-Sector Fixed Income	2	100	100

9.	Other Risks

The Portfolio’s risks include, but are not limited to, the following:

Bond Obligations Risk: The Portfolio’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolio for redemption before it matures and the Portfolio may not be able to reinvest at the same level and therefore would earn less income.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk. The Portfolio investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Portfolio may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Portfolio’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of an investment in the Portfolio will decline. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio have unsettled or open transactions defaults.

B7

Financial Highlights

(unaudited)

	AST Multi-Sector Fixed Income Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,				February 25, 2013(c) through December 31, 2013
			2017	2016	2015	2014
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$12.34		$11.35	$10.42	$10.75	$9.67	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.40	0.38	0.37	0.36	0.28
Net realized and unrealized gain (loss) on investments	(0.88)		0.59	0.55	(0.70)	0.72	(0.61)

Total from investment operations	(0.67)		0.99	0.93	(0.33)	1.08	(0.33)

Net Asset Value, end of period	$11.67		$12.34	$11.35	$10.42	$10.75	$9.67

Total Return(a)	(5.43)%		8.72%	8.93%	(3.07)%	11.17%	(3.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,149.4		$9,993.0	$7,922.9	$4,662.3	$2,776.2	$793.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.75	%(e)	0.75%	0.76%	0.77%	0.79%	0.87	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.75	%(e)	0.75%	0.76%	0.77%	0.79%	0.87	%(e)
Net investment income (loss)	3.49	%(e)	3.36%	3.38%	3.45%	3.45%	3.47	%(e)
Portfolio turnover rate(f)	19	%(g)	48%	62%	72%	124%	314	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), and the AST Multi-Sector Fixed Income Portfolio’s (the Portfolio) subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., which serves as subadviser to the Portfolio, is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedule for the Portfolio contains breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for the Portfolio may reflect some of these rate reductions. The Board took note that the fee structure for the Portfolio currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio (depending on the Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. The comparisons used by the Board placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-E

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Government Money Market Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2018

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolio		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Government Money	Actual	$1,000.00	$1,005.20	0.57%	$2.83
Market Portfolio	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

REPURCHASE AGREEMENT(m) — 1.6%				Principal Amount (000)#	Value
Merrill Lynch, 2.120%, dated 06/29/18, due 07/02/18 in the amount of $11,131,966				11,130	$11,130,000

	Interest Rate		Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.8%
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%	1.901%	(c)	04/04/19	22,000	21,998,336
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%	1.930%	(c)	08/08/18	13,000	13,000,391
Federal Farm Credit Bank, 1 Month LIBOR + (0.110)%	1.963%	(c)	01/15/19	9,000	9,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.040%	2.086%	(c)	08/10/18	17,000	17,003,592
Federal Home Loan Bank(n)	1.753%		07/13/18	9,000	8,995,201
Federal Home Loan Bank(n)	1.780%		07/05/18	10,000	9,998,521
Federal Home Loan Bank(n)	1.794%		07/18/18	8,000	7,993,650
Federal Home Loan Bank(n)	1.805%		07/05/18	11,000	10,998,350
Federal Home Loan Bank(n)	1.828%		07/20/18	10,000	9,990,900
Federal Home Loan Bank(n)	1.855%		07/13/18	9,050	9,044,884
Federal Home Loan Bank(n)	1.859%		07/13/18	21,000	20,988,104
Federal Home Loan Bank(n)	1.861%		07/27/18	9,000	8,988,425
Federal Home Loan Bank(n)	1.863%		07/12/18	20,399	20,388,461
Federal Home Loan Bank(n)	1.863%		07/13/18	7,600	7,595,681
Federal Home Loan Bank(n)	1.867%		07/25/18	8,000	7,990,504
Federal Home Loan Bank(n)	1.876%		07/24/18	9,000	8,989,715
Federal Home Loan Bank(n)	1.888%		08/08/18	9,000	8,982,619
Federal Home Loan Bank(n)	1.893%		07/20/18	9,000	8,991,495
Federal Home Loan Bank(n)	1.894%		08/02/18	12,000	11,980,470
Federal Home Loan Bank(n)	1.895%		08/03/18	24,500	24,458,840
Federal Home Loan Bank(n)	1.895%		08/06/18	10,000	9,981,625
Federal Home Loan Bank(n)	1.901%		08/24/18	10,000	9,972,101
Federal Home Loan Bank(n)	1.905%		08/14/18	23,000	22,947,803
Federal Home Loan Bank(n)	1.906%		08/07/18	12,000	11,977,200
Federal Home Loan Bank(n)	1.906%		08/15/18	4,000	3,990,711
Federal Home Loan Bank(n)	1.906%		08/20/18	3,000	2,992,242
Federal Home Loan Bank(n)	1.909%		08/17/18	10,000	9,975,684
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	1.917%	(c)	10/12/18	10,000	10,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	1.921%	(c)	12/10/18	12,000	12,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	1.921%	(c)	02/04/19	11,000	11,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.160)%	1.930%	(c)	09/17/18	9,000	9,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.150)%	1.935%	(c)	10/18/18	9,000	9,000,000
Federal Home Loan Bank(n)	1.937%		09/14/18	9,000	8,964,332
Federal Home Loan Bank(n)	1.938%		09/19/18	19,000	18,919,571
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	1.960%	(c)	09/17/18	10,000	10,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	1.961%	(c)	10/24/18	8,000	8,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%	1.988%	(c)	12/21/18	19,000	19,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.060)%	2.042%	(c)	03/28/19	10,000	10,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Bank, 3 Month LIBOR + (0.270)%	2.051%	(c)	10/05/18	15,000	$15,007,624
Federal Home Loan Mortgage Corp	0.950%		01/30/19	8,000	7,941,040
Federal Home Loan Mortgage Corp.(n)	1.806%		07/18/18	9,000	8,992,800
Federal Home Loan Mortgage Corp.(n)	1.889%		09/24/18	10,000	9,956,133
Federal Home Loan Mortgage Corp.(n)	1.924%		09/19/18	8,000	7,966,381
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.160)%	1.925%	(c)	07/19/18	18,000	18,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%	1.930%	(c)	08/08/19	9,000	9,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.150)%	1.938%	(c)	08/21/18	9,000	9,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.130)%	1.978%	(c)	11/27/18	9,000	9,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.250)%	2.109%	(c)	07/24/18	1,545	1,544,972
Federal National Mortgage Assoc.	1.125%		07/20/18	7,000	6,997,396
Federal National Mortgage Assoc.(n)	1.802%		07/05/18	11,000	10,998,350
Federal National Mortgage Assoc.(n)	1.822%		07/11/18	18,000	17,991,810
Federal National Mortgage Assoc.(n)	1.887%		09/10/18	10,000	9,963,444
Federal National Mortgage Assoc.(n)	1.888%		09/12/18	10,000	9,962,400
Federal National Mortgage Assoc.(n)	1.888%		09/14/18	10,000	9,961,356

					607,383,114

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bills(n)	1.773%		07/19/18	5,000	4,995,831
U.S. Treasury Bills(n)	1.792%		07/05/18	3,000	2,999,553
U.S. Treasury Bills(n)	1.818%		07/19/18	10,000	9,991,429
U.S. Treasury Bills(n)	1.824%		07/26/18	10,000	9,987,897
U.S. Treasury Bills(n)	1.845%		08/02/18	4,000	3,993,676
U.S. Treasury Bills(n)	1.881%		08/09/18	12,000	11,976,250
U.S. Treasury Bills(n)	1.911%		09/27/18	11,000	10,949,439
U.S. Treasury Bills(n)	1.914%		09/20/18	10,000	9,957,667
U.S. Treasury Bills(n)	1.939%		09/13/18	19,000	18,925,641

					83,777,383

TOTAL INVESTMENTS — 98.1% (amortized cost $702,290,497)					702,290,497
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%					13,548,872

NET ASSETS — 100.0%					$715,839,369

See the Glossary for abbreviation used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(m)	Repurchase agreement is collateralized by GNMA (coupon rates 4.523% - 4.824%, maturity dates 09/20/60 - 05/20/68), with the aggregate value, including accrued interest, of $11,352,600.

(n)	Rate quoted represents yield to maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$11,130,000	$—
U.S. Government Agency Obligations	—	607,383,114	—
U.S. Treasury Obligations	—	83,777,383	—

Total	$—	$702,290,497	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Government Agency Obligations	84.8%
U.S. Treasury Obligations	11.7
Repurchase Agreement	1.6

98.1
Other assets in excess of liabilities	1.9

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Agreements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Merrill Lynch	$11,130,000	$(11,130,000)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST GOVERNMENT MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at amortized cost which approximates fair value:
Unaffiliated investments	$702,290,497
Cash	880
Interest receivable	28,429,711
Receivable for investments sold	999,867
Receivable for fund shares sold	715,531
Prepaid expenses	16,392

Total Assets	732,452,878

LIABILITIES:
Payable for fund shares repurchased	8,518,857
Payable for investments purchased	7,973,129
Management fees payable	54,609
Accrued expenses and other liabilities	41,758
Distribution fee payable	24,791
Affiliated transfer agent fee payable	365

Total Liabilities	16,613,509

NET ASSETS	$715,839,369

Net assets were comprised of:
Partners Equity	$715,839,369

Net asset value and redemption price per share, $715,839,369 / 715,143,594 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$6,099,557

EXPENSES
Management fees	1,224,783
Distribution fee	948,694
Custodian and accounting fees	43,619
Audit fee	12,992
Trustees’ fees	8,884
Legal fees and expenses	5,541
Shareholders’ reports	4,918
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	10,254

Total expenses	2,263,151
Less: management fee waivers and/or expense reimbursement	(86,350)

Net expenses	2,176,801

NET INVESTMENT INCOME (LOSS)	3,922,756

NET REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	9,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,932,570

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,922,756	$3,083,475
Net realized gain (loss) on investment transactions	9,814	10,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,932,570	3,094,221

DISTRIBUTIONS	(3,910,158)	(3,082,727)

FUND SHARE TRANSACTIONS:
Fund share sold [273,115,009 and 459,179,658 shares, respectively]	273,115,009	459,179,658
Fund share issued in reinvestment of distributions [3,868,494 and 3,082,681 shares, respectively]	3,868,494	3,082,681
Fund share repurchased [426,910,103 and 593,949,426 shares, respectively]	(426,910,103)	(593,949,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(149,926,600)	(131,687,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(149,904,188)	(131,675,593)
NET ASSETS:
Beginning of period	865,743,557	997,419,150

End of period	$715,839,369	$865,743,557

SEE NOTES TO FINANCIAL STATEMENTS.

A4

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviation is used in the semiannual report:

GNMA	Government National Mortgage Association

SEE NOTES TO FINANCIAL STATEMENTS.

A5

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Government Money Market Portfolio (the “Portfolio” or “Government Money Market”). The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Shares of the Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

As a government money market fund, the Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:     The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Portfolio, including: the Portfolio’s Treasurer (or the Treasurer’s direct reports); and the Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

The Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B1

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:     Subject to guidelines adopted by the Board, the Portfolio may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements:     In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements:     The Trust, on behalf of the Portfolio, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Delayed-Delivery Transactions:     The Portfolio may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income:     Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

B2

Taxes:     For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:     Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolio, has entered into investment management agreement with the Investment Manager which provides that the Investment Manager will furnish the Portfolio with investment advice and investment management and administrative services. At June 30, 2018, the Investment Manager has engaged PGIM, Inc. to serve as the Subadviser for Money Market Portfolio through its PGIM Fixed Income unit.

Management Fees and Expense Limitations:     The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statement of Operations.

	Management Fee through June 30, 2018	Management Fee effective July 1, 2018	Net Effective Management Fee
Government Money Market	0.3325% first $300 million;	0.3000% first $3.25 billion;	0.30%*
	0.3225% on next $200 million;	0.2925% on next $2.75 billion;
	0.3125% on next $250 million;	0.2625% on next $4 billion;
	0.3025% on next $2.5 billion;	0.2425% in excess of $10 billion
0.2925% on next $2.75 billion;
0.2625% on next $4 billion;
0.2425% in excess of $10 billion

*  The Manager had contractually agreed through June 30, 2018, to waive a portion of the management fee for the Portfolio by implementing the following management fee schedule: 0.30% to $3.25 billion; 0.2925% on the next $2.75 billion; 0.2625% on the next $4 billion; and 0.2425% in excess of $10 billion of average daily net assets.

The Trust, on behalf of the Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of the Portfolio. The Portfolio’s shares are offered and redeemed at their net asset value without any sales load. The Trust, on behalf of the Portfolio, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of the Portfolio. Under the 12b-1 Plan, the shares of the Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolio.

AST Investment Services, Inc., PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolio. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

B3

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended June 30, 2018 no such transactions were entered into by the Portfolio.

5.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolio were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”) and Pruco Life Insurance Company (“PLAZ”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

7.	Other Risks

The Portfolio’s risks include, but are not limited to, the following:

US Government and Agency Securities Risk:     US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

B4

Financial Highlights

(unaudited)

	AST Government Money Market Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)	2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gain (loss)	0.01		— (b)	— (b)	— (b)	— (b)	— (b)

Less Dividends and Distributions:	(0.01)		— (b)	—	—	—	—

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	0.52%		0.34%	0.00%	0.00%	0.00%	0.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$715.8		$865.7	$997.4	$1,075.2	$1,106.4	$1,228.3
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	0.57	%(d)	0.57%	0.45%	0.19%	0.16%	0.17%
Expenses Before Waivers and/or Expense Reimbursement	0.60	%(d)	0.59%	0.59%	0.59%	0.60%	0.60%
Net investment income (loss)	1.03	%(d)	0.33%	0.00%	0.00%	0.00%	0.00%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), and the AST Government Money Market Portfolio’s (the Portfolio) subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., which serves as subadviser to the Portfolio, is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., which is an affiliate of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedule for the Portfolio contains breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for the Portfolio may reflect some of these rate reductions. The Board took note that the fee structure for the Portfolio currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolio in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. The comparisons used by the Board placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%.

•

The Board approved the conversion of the existing contractual fee waiver schedule into a permanent fee schedule under the management agreement. Pursuant to the existing contractual fee waiver, the Portfolio’s management fee is 0.30% to $3.25 billion, 0.2925% on the next $2.75 billion, 0.2625% on the next $4 billion, and 0.2425% over $10 billion. This same fee schedule will be the contractual fee schedule under the management agreement.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-F

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 14, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2018

Appendix A

AST AQR Emerging Markets Equity Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Large-Cap Value Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Parametric Emerging Markets Equity Portfolio

AST QMA Large-Cap Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST WEDGE Capital Mid-Cap Value Portfolio

AST Wellington Management Hedged Equity Portfolio

AST Bond Portfolio 2018

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Global Real Estate Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST Fidelity Institutional AMSM Quantitative Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST RCM World Trends Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Government Money Market Portfolio